UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-08894

JNL Series Trust
(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan			48951
(Address of principal executive offices)			(Zip code)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
(Mailing address)

Steven J. Fredricks Jackson National Asset Management, LLC 225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 338-5800

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2013 – June 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

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Tape Here	VADV6413 06/13

SEMI-ANNUAL REPORT (UNAUDITED)

For the period ended June 30, 2013

• JNL® Series Trust

• JNL Variable Fund LLC

This report is for the general information of qualified and nonqualified plan participants, as well as contract/policy owners of the PerspectiveSM, Perspective II®, Perspective AdvisorsSM, Perspective Advisors IISM, PerspectiveSM L Series, Perspective Rewards®, Elite Access®, CuriangardSM, Perspective AdvantageSM, Perspective Focus®, Perspective Investor VUL®, Ultimate Investor® VUL, Jackson AdvisorSM VUL, Defined Strategies®, Fifth Third Perspective, Retirement Latitudes®, Perspective (New York), Perspective II (New York), Perspective Advisors II (New York), Perspective L Series (New York), Perspective Rewards (New York), Elite Access (New York), Curiangard (New York), Perspective Advisors (New York), Perspective Focus (New York), and Perspective Investor VUL (New York). Not all the portfolios are available in all of the products. Jackson is the marketing name for Jackson National Life Insurance Company (Home Office: Lansing, Michigan) and Jackson National Life Insurance Company of New York® (Home Office: Purchase, New York).

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President’s Letter

Dear Fellow Investor,

Enclosed is the semi-annual report for the JNL Series Trust and JNL Variable Fund LLC for the six months ended June 30, 2013.

During the first half of 2013, the U.S. economy continued to strengthen, with the housing and job markets representing two areas of improvement.  Home prices rose steadily throughout the time period and, in May, new home sales reached their highest level in nearly five years.  Although the unemployment rate improved only modestly from 7.8% in December 2012 to 7.6% in June 2013, the average monthly increase in payrolls showed solid gains.  During the first half of 2013, employment growth averaged nearly 202,000 per month, compared to an average monthly gain of 153,000 during full year 2012.

As a result of these positive trends, consumer confidence rose, particularly toward the end of the first half of 2013.  The Thomson Reuters/University of Michigan confidence reading reached a six-year high in May.  However, growing confidence did not translate into a significant increase in consumer spending.  As a result, the U.S. gross domestic product grew at an annual rate of 1.8% during the first quarter of 2013, lower than most economists were expecting.

Signs of a strengthening U.S. economy sparked an impressive rally in equities during the first half of 2013. Both the S&P 500® Index (“S&P 500”) and the Dow Jones Industrial Average (“DJIA”) surpassed their previous all time highs and all three major U.S. stock indexes delivered double-digit returns.  Despite losing ground in June due to fears that the U.S. Federal Reserve (“Fed”) may soon begin winding down its stimulus program, the S&P 500 ended the first half of 2013 with a year-to-date return of 13.8%, while the DJIA gained 15.2% and the Nasdaq Composite Index (“Nasdaq”) returned 10.1%.

In contrast, global equity markets produced mixed results during the time period.  The performance of developed market equities benefitted from central bank stimulus programs in Japan and Europe.  However, emerging markets declined due to a stronger U.S. dollar and concerns about slowing growth and a potential bank liquidity crisis in China.  The Morgan Stanley Capital International (“MSCI”) World Index and the MSCI EAFE returned 8.4% and 4.1%, respectively, while the MSCI Emerging Markets Index fell by 9.6%.

In a reversal of recent positive performance, most fixed income classes struggled during the first half of 2013.  Fears over the potential for the Fed to soon begin reducing its bond buying program pushed the yield on the ten-year U.S. Treasury to its highest level in nearly two years.  As a result, U.S. treasuries fell by 2.1% and investment grade bonds declined by 2.4%, as measured by the Barclays Capital U.S. Treasury Index and the Barclays U.S. Aggregate Bond Index, respectively.  High yield bonds were one of the few bright spots during the time period, returning 1.4%, as measured by the Barclays U.S. Corporate High Yield Total Return Index.

The wide difference in performance between the stock and bond markets during the first half of 2013 underscores the importance of having a broadly diversified investment portfolio.  Jackson National Life Insurance Company® and Jackson National Life Insurance Company of New York® (collectively, Jackson®) provide you with more than 95 investment options, one of the widest selections of investments in the industry.  Our lineup of quality investment choices includes access to equities, fixed income, disciplined strategies and asset allocation portfolios managed by experienced professionals who use various investment philosophies and options, including alternative investments.  Jackson has partnered with a wide array of respected money managers, such as American Funds®, BlackRock®, Franklin Templeton®, PIMCO and T. Rowe Price, to provide you with options to match your investment objectives and tolerance for risk.

At Jackson, we recognize that you and your representative know best how you want to invest your money.  Jackson does not restrict your asset allocation, so you can invest your money how and where you want.  Thank you for choosing Jackson for your investment needs.

Mark D. Nerud

President and Chief Executive Officer

JNL Series Trust

JNL Variable Fund LLC

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2013

JNL/American Funds® Blue Chip Income and Growth Fund

Portfolio Composition:	Percentage of Total Investments
Domestic Equity	100.0%
Total Investments	100.0%

	Shares/Par (p)	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1 (a)	81,342	$932,995
Total Investment Companies (cost $785,514)		932,995
Total Investments - 100.0% (cost $785,514)		932,995
Other Assets and Liabilities, Net - (0.0%)		(358)
Total Net Assets - 100.0%		$932,637

JNL/American Funds Global Bond Fund

Portfolio Composition:	Percentage of Total Investments
Global Fixed Income	100.0%
Total Investments	100.0%

	Shares/Par (p)	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - Global Bond Fund - Class 1 (a)	39,488	$456,874
Total Investment Companies (cost $484,087)		456,874
Total Investments - 100.0% (cost $484,087)		456,874
Other Assets and Liabilities, Net - (0.0%)		(152)
Total Net Assets - 100.0%		$456,722

JNL/American Funds Global Small Capitalization Fund

Portfolio Composition:	Percentage of Total Investments
Global Equity	100.0%
Total Investments	100.0%

	Shares/Par (p)	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - Global Small Capitalization Fund - Class 1 (a)	11,412	$248,671
Total Investment Companies (cost $231,866)		248,671
Total Investments - 100.0% (cost $231,866)		248,671
Other Assets and Liabilities, Net - (0.0%)		(82)
Total Net Assets - 100.0%		$248,589

JNL/American Funds Growth-Income Fund

Portfolio Composition:	Percentage of Total Investments
Domestic Equity	100.0%
Total Investments	100.0%

	Shares/Par (p)	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - Growth-Income Fund - Class 1 (a)	27,564	$1,182,513
Total Investment Companies (cost $1,007,678)		1,182,513
Total Investments - 100.0% (cost $1,007,678)		1,182,513
Other Assets and Liabilities, Net - (0.0%)		(522)
Total Net Assets - 100.0%		$1,181,991

JNL/American Funds International Fund

Portfolio Composition:	Percentage of Total Investments
International Equity	100.0%
Total Investments	100.0%

	Shares/Par (p)	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - International Fund - Class 1	23,202	$422,508
Total Investment Companies (cost $401,284)		422,508
Total Investments - 100.0% (cost $401,284)		422,508
Other Assets and Liabilities, Net - (0.0%)		(175)
Total Net Assets - 100.0%		$422,333

JNL/American Funds New World Fund

Portfolio Composition:	Percentage of Total Investments
Emerging Markets Equity	100.0%
Total Investments	100.0%

	Shares/Par (p)	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - New World Fund - Class 1 (a)	22,910	$509,290
Total Investment Companies (cost $505,809)		509,290
Total Investments - 100.0% (cost $505,809)		509,290
Other Assets and Liabilities, Net - (0.0%)		(209)
Total Net Assets - 100.0%		$509,081

JNL Institutional Alt 20 Fund

Portfolio Composition:	Percentage of Total Investments
Domestic Equity	30.2%
Domestic Fixed Income	29.4
Alternative	20.4
International Equity	12.7
Emerging Markets Equity	4.9
International Fixed Income	2.4
Total Investments	100.0%

	Shares/Par (p)	Value
INVESTMENT COMPANIES - 100.0%
Curian/BlackRock Global Long Short Credit Fund (8.7%) (b)	2,511	$24,706
Curian/DFA U.S. Micro Cap Fund (26.9%) (b)	3,471	41,129
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund (8.7%) (b)	4,929	47,708
Curian/Franklin Templeton Frontier Markets Fund (22.0%) (b)	2,807	30,625

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Curian/Franklin Templeton Natural Resources Fund (7.7%) (b)	1,089	9,210
Curian Long Short Credit Fund (8.8%) (b)	2,247	21,724
Curian/Neuberger Berman Currency Fund (8.4%) (b)	1,934	19,301
Curian/Nicholas Convertible Arbitrage Fund (7.5%) (b)	1,497	15,765
Curian/PineBridge Merger Arbitrage Fund (6.7%) (b)	1,578	15,890
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund (8.0%) (b)	1,637	16,110
Curian/UBS Global Long Short Income Opportunities Fund (10.2%) (b)	639	6,419
Curian/Van Eck International Gold Fund (8.2%) (b)	1,735	8,709
JNL/AQR Managed Futures Strategy Fund (7.9%) (b)	4,012	40,523
JNL/BlackRock Commodity Securities Strategy Fund (0.7%) (b)	919	9,335
JNL/Brookfield Global Infrastructure Fund (3.6%) (b)	1,162	15,529
JNL/Goldman Sachs Emerging Markets Debt Fund (4.4%) (b)	2,923	38,325
JNL/Invesco Global Real Estate Fund (1.1%) (b)	1,551	15,484
JNL/Lazard Emerging Markets Fund (3.2%) (b)	4,425	46,068
JNL/Mellon Capital Bond Index Fund (18.5%) (b)	30,394	361,081
JNL/Mellon Capital Global Alpha Fund (7.7%) (b)	3,130	31,837
JNL/Mellon Capital International Index Fund (10.6%) (b)	15,872	200,141
JNL/Mellon Capital Nasdaq 25 Fund (10.1%) (b)	2,964	47,214
JNL/Mellon Capital S&P 24 Fund (24.3%) (b)	12,601	156,881
JNL/Mellon Capital S&P SMid 60 Fund (15.4%) (b)	7,316	88,301
JNL/Mellon Capital Small Cap Index Fund (3.8%) (b)	3,256	48,321
JNL/Mellon Capital Value Line 30 Fund (13.1%) (b)	7,615	93,212
JNL/PIMCO Real Return Fund (1.9%) (b)	3,898	46,153
JNL/PPM America High Yield Bond Fund (2.5%) (b)	7,437	54,512
JNL/Red Rocks Listed Private Equity Fund (3.3%) (b)	2,069	21,811
Total Investment Companies (cost $1,487,621)		1,572,024
Total Investments - 100.0% (cost $1,487,621)		1,572,024
Other Assets and Liabilities, Net - (0.0%)		(237)
Total Net Assets - 100.0%		$1,571,787

JNL Institutional Alt 35 Fund

Portfolio Composition:	Percentage of Total Investments
Alternative	35.4%
Domestic Equity	24.2
Domestic Fixed Income	21.0
International Equity	12.7
Emerging Markets Equity	4.8
International Fixed Income	1.9
Total Investments	100.0%

	Shares/Par (p)	Value
INVESTMENT COMPANIES - 100.0%
Curian/BlackRock Global Long Short Credit Fund (20.7%) (b)	5,999	$59,027
Curian/DFA U.S. Micro Cap Fund (29.9%) (b)	3,860	45,742
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund (21.3%) (b)	12,038	116,527
Curian/Franklin Templeton Frontier Markets Fund (30.7%) (b)	3,915	42,711
Curian/Franklin Templeton Natural Resources Fund (18.9%) (b)	2,664	22,536
Curian Long Short Credit Fund (21.3%) (b)	5,433	52,537
Curian/Neuberger Berman Currency Fund (20.7%) (b)	4,749	47,400
Curian/Nicholas Convertible Arbitrage Fund (18.4%) (b)	3,683	38,782
Curian/PineBridge Merger Arbitrage Fund (16.4%) (b)	3,875	39,019
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund (19.7%) (b)	4,012	39,484
Curian/UBS Global Long Short Income Opportunities Fund (20.7%) (b)	1,294	12,990
Curian/Van Eck International Gold Fund (19.5%) (b)	4,139	20,777
JNL/AQR Managed Futures Strategy Fund (19.2%) (b)	9,783	98,805
JNL/BlackRock Commodity Securities Strategy Fund (1.6%) (b)	2,243	22,787
JNL/Brookfield Global Infrastructure Fund (8.9%) (b)	2,841	37,984
JNL/Goldman Sachs Emerging Markets Debt Fund (4.8%) (b)	3,231	42,353
JNL/Invesco Global Real Estate Fund (2.5%) (b)	3,738	37,310
JNL/Lazard Emerging Markets Fund (4.4%) (b)	6,099	63,491
JNL/Mellon Capital Bond Index Fund (18.6%) (b)	30,595	363,468
JNL/Mellon Capital Global Alpha Fund (18.9%) (b)	7,695	78,255
JNL/Mellon Capital International Index Fund (14.8%) (b)	22,112	278,837
JNL/Mellon Capital Nasdaq 25 Fund (11.8%) (b)	3,472	55,306
JNL/Mellon Capital S&P 24 Fund (27.2%) (b)	14,114	175,724
JNL/Mellon Capital S&P SMid 60 Fund (17.5%) (b)	8,326	100,492
JNL/Mellon Capital Small Cap Index Fund (4.5%) (b)	3,793	56,295
JNL/Mellon Capital Value Line 30 Fund (13.8%) (b)	7,976	97,632
JNL/PIMCO Real Return Fund (1.8%) (b)	3,611	42,753
JNL/PPM America High Yield Bond Fund (2.5%) (b)	7,430	54,462
JNL/Red Rocks Listed Private Equity Fund (8.1%) (b)	5,075	53,486
Total Investment Companies (cost $2,095,852)		2,196,972
Total Investments - 100.0% (cost $2,095,852)		2,196,972
Other Assets and Liabilities, Net - (0.0%)		(326)
Total Net Assets - 100.0%		$2,196,646

See accompanying Notes to Financial Statements.

JNL Institutional Alt 50 Fund

Portfolio Composition:	Percentage of Total Investments
Alternative	50.5%
Domestic Equity	18.6
Domestic Fixed Income	16.4
International Equity	9.7
Emerging Markets Equity	3.4
International Fixed Income	1.4
Total Investments	100.0%

	Shares/Par (p)	Value
INVESTMENT COMPANIES - 100.0%
Curian/BlackRock Global Long Short Credit Fund (41.5%) (b)	12,042	$118,489
Curian/DFA U.S. Micro Cap Fund (31.4%) (b)	4,049	47,978
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund (42.5%) (b)	23,977	232,097
Curian/Franklin Templeton Frontier Markets Fund (32.1%) (b)	4,090	44,622
Curian/Franklin Templeton Natural Resources Fund (37.6%) (b)	5,298	44,819
Curian Long Short Credit Fund (42.4%) (b)	10,822	104,653
Curian/Neuberger Berman Currency Fund (41.1%) (b)	9,456	94,370
Curian/Nicholas Convertible Arbitrage Fund (36.6%) (b)	7,323	77,115
Curian/PineBridge Merger Arbitrage Fund (32.6%) (b)	7,715	77,693
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund (39.2%) (b)	7,996	78,683
Curian/UBS Global Long Short Income Opportunities Fund (40.7%) (b)	2,544	25,541
Curian/Van Eck International Gold Fund (38.5%) (b)	8,196	41,145
JNL/AQR Managed Futures Strategy Fund (38.2%) (b)	19,488	196,827
JNL/BlackRock Commodity Securities Strategy Fund (3.3%) (b)	4,481	45,524
JNL/Brookfield Global Infrastructure Fund (17.6%) (b)	5,646	75,484
JNL/Goldman Sachs Emerging Markets Debt Fund (5.1%) (b)	3,376	44,257
JNL/Invesco Global Real Estate Fund (5.0%) (b)	7,445	74,306
JNL/Lazard Emerging Markets Fund (4.1%) (b)	5,658	58,904
JNL/Mellon Capital Bond Index Fund (20.4%) (b)	33,544	398,504
JNL/Mellon Capital Global Alpha Fund (37.6%) (b)	15,312	155,721
JNL/Mellon Capital International Index Fund (15.8%) (b)	23,643	298,142
JNL/Mellon Capital Nasdaq 25 Fund (13.2%) (b)	3,866	61,580
JNL/Mellon Capital S&P 24 Fund (30.8%) (b)	15,988	199,049
JNL/Mellon Capital S&P SMid 60 Fund (16.4%) (b)	7,766	93,734
JNL/Mellon Capital Small Cap Index Fund (5.0%) (b)	4,234	62,836
JNL/Mellon Capital Value Line 30 Fund (14.9%) (b)	8,632	105,652
JNL/PIMCO Real Return Fund (1.8%) (b)	3,770	44,634
JNL/PPM America High Yield Bond Fund (2.7%) (b)	8,270	60,620
JNL/Red Rocks Listed Private Equity Fund (16.2%) (b)	10,102	106,478
Total Investment Companies (cost $2,950,035)		3,069,457
Total Investments - 100.0% (cost $2,950,035)		3,069,457
Other Assets and Liabilities, Net - (0.0%)		(444)
Total Net Assets - 100.0%		$3,069,013

JNL Institutional Alt 65 Fund

Portfolio Composition:	Percentage of Total Investments
Alternative	65.2%
Domestic Equity	14.1
International Equity	8.9
Domestic Fixed Income	8.0
Emerging Markets Equity	2.9
International Fixed Income	0.9
Total Investments	100.0%

	Shares/Par (p)	Value
INVESTMENT COMPANIES - 100.0%
Curian/BlackRock Global Long Short Credit Fund (13.8%) (b)	4,011	$39,468
Curian/DFA U.S. Micro Cap Fund (8.3%) (b)	1,070	12,683
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund (14.9%) (b)	8,402	81,330
Curian/Franklin Templeton Frontier Markets Fund (8.7%) (b)	1,113	12,139
Curian/Franklin Templeton Natural Resources Fund (13.3%) (b)	1,870	15,821
Curian Long Short Credit Fund (14.6%) (b)	3,736	36,127
Curian/Neuberger Berman Currency Fund (14.3%) (b)	3,292	32,856
Curian/Nicholas Convertible Arbitrage Fund (12.9%) (b)	2,573	27,092
Curian/PineBridge Merger Arbitrage Fund (11.4%) (b)	2,693	27,120
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund (13.7%) (b)	2,781	27,367
Curian/UBS Global Long Short Income Opportunities Fund (13.5%) (b)	847	8,499
Curian/Van Eck International Gold Fund (13.3%) (b)	2,823	14,172
JNL/AQR Managed Futures Strategy Fund (13.5%) (b)	6,905	69,737
JNL/BlackRock Commodity Securities Strategy Fund (1.1%) (b)	1,565	15,903
JNL/Brookfield Global Infrastructure Fund (6.3%) (b)	2,002	26,766
JNL/Goldman Sachs Emerging Markets Debt Fund (0.9%) (b)	607	7,952
JNL/Invesco Global Real Estate Fund (1.7%) (b)	2,561	25,558
JNL/Lazard Emerging Markets Fund (0.8%) (b)	1,137	11,840
JNL/Mellon Capital Bond Index Fund (2.6%) (b)	4,197	49,855
JNL/Mellon Capital Global Alpha Fund (13.2%) (b)	5,358	54,490
JNL/Mellon Capital International Index Fund (3.9%) (b)	5,822	73,419
JNL/Mellon Capital Nasdaq 25 Fund (3.6%) (b)	1,049	16,711
JNL/Mellon Capital S&P 24 Fund (5.1%) (b)	2,651	33,009
JNL/Mellon Capital S&P SMid 60 Fund (2.9%) (b)	1,381	16,669
JNL/Mellon Capital Small Cap Index Fund (1.0%) (b)	850	12,607

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
JNL/Mellon Capital Value Line 30 Fund (3.5%) (b)	2,023	24,765
JNL/PIMCO Real Return Fund (0.3%) (b)	687	8,139
JNL/PPM America High Yield Bond Fund (0.4%) (b)	1,128	8,269
JNL/Red Rocks Listed Private Equity Fund (5.7%) (b)	3,554	37,455
Total Investment Companies (cost $807,926)		827,818
Total Investments - 100.0% (cost $807,926)		827,818
Other Assets and Liabilities, Net - (0.0%)		(143)
Total Net Assets - 100.0%		$827,675

JNL/American Funds Balanced Allocation Fund

Portfolio Composition:	Percentage of Total Investments
Domestic Equity	32.2%
Domestic Fixed Income	32.0
Global Equity	17.6
Global Fixed Income	8.0
Emerging Markets Equity	7.4
International Equity	2.8
Total Investments	100.0%

	Shares/Par (p)	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - Blue Chip Income and Growth Fund (0.4%) (b)	1,793	$20,566
American Funds Insurance Series - Bond Fund (0.5%) (b)	4,117	44,634
American Funds Insurance Series - Global Bond Fund (0.8%) (b)	1,928	22,305
American Funds Insurance Series - Global Growth and Income Fund (0.5%) (b)	916	10,334
American Funds Insurance Series - Global Growth Fund (0.4%) (b)	817	20,651
American Funds Insurance Series - Global Small Capitalization Fund (0.5%) (b)	828	18,045
American Funds Insurance Series - Growth Fund (0.2%) (b)	615	41,148
American Funds Insurance Series - Growth-Income Fund (0.1%) (b)	659	28,283
American Funds Insurance Series - High-Income Bond Fund (1.6%) (b)	2,577	28,757
American Funds Insurance Series - International Fund (0.1%) (b)	427	7,780
American Funds Insurance Series - New World Fund (0.8%) (b)	934	20,764
American Funds Insurance Series - U.S. Government/AAA-Rated Securities Fund (0.4%) (b)	1,319	15,941
Total Investment Companies (cost $272,275)		279,208
Total Investments - 100.0% (cost $272,275)		279,208
Other Assets and Liabilities, Net - (0.0%)		(111)
Total Net Assets - 100.0%		$279,097

JNL/American Funds Growth Allocation Fund

Portfolio Composition:	Percentage of Total Investments
Domestic Equity	39.5%
Global Equity	25.4
Domestic Fixed Income	13.3
Emerging Markets Equity	10.4
Global Fixed Income	6.7
International Equity	4.7
Total Investments	100.0%

	Shares/Par (p)	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - Blue Chip Income and Growth Fund (0.3%) (b)	1,606	$18,415
American Funds Insurance Series - Bond Fund (0.1%) (b)	722	7,829
American Funds Insurance Series - Global Bond Fund (0.5%) (b)	1,128	13,047
American Funds Insurance Series - Global Growth and Income Fund (0.5%) (b)	817	9,215
American Funds Insurance Series - Global Growth Fund (0.4%) (b)	875	22,114
American Funds Insurance Series - Global Small Capitalization Fund (0.5%) (b)	846	18,425
American Funds Insurance Series - Growth Fund (0.2%) (b)	551	36,833
American Funds Insurance Series - Growth-Income Fund (0.1%) (b)	515	22,099
American Funds Insurance Series - High-Income Bond Fund (0.7%) (b)	1,170	13,052
American Funds Insurance Series - International Fund (0.1%) (b)	508	9,245
American Funds Insurance Series - New World Fund (0.8%) (b)	916	20,354
American Funds Insurance Series - U.S. Government/AAA-Rated Securities Fund (0.1%) (b)	432	5,219
Total Investment Companies (cost $187,843)		195,847
Total Investments - 100.0% (cost $187,843)		195,847
Other Assets and Liabilities, Net - (0.0%)		(77)
Total Net Assets - 100.0%		$195,770

JNL Disciplined Moderate Fund

Portfolio Composition:	Percentage of Total Investments
Domestic Equity	43.0%
Domestic Fixed Income	32.5
International Equity	9.2
Global Fixed Income	7.4
Emerging Markets Equity	6.0
International Fixed Income	1.9
Total Investments	100.0%

	Shares/Par (p)	Value
INVESTMENT COMPANIES - 100.0%
JNL/Franklin Templeton Global Multisector Bond Fund (4.5%) (b)	5,021	$59,298
JNL/Goldman Sachs Emerging Markets Debt Fund (2.0%) (b)	1,309	17,165
JNL/JPMorgan U.S. Government & Quality Bond Fund (2.5%) (b)	2,558	35,072
JNL/Mellon Capital 25 Fund (1.9%) (b)	923	15,653

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund (22.6%) (b)	2,164	25,992
JNL/Mellon Capital Emerging Markets Index Fund (11.0%) (b)	5,794	54,923
JNL/Mellon Capital International Index Fund (3.7%) (b)	5,474	69,031
JNL/Mellon Capital Pacific Rim 30 Fund (11.0%) (b)	1,103	15,104
JNL/Mellon Capital S&P 400 MidCap Index Fund (4.9%) (b)	3,824	63,248
JNL/Mellon Capital S&P SMid 60 Fund (1.2%) (b)	546	6,590
JNL/Mellon Capital Small Cap Index Fund (4.7%) (b)	4,032	59,841
JNL/Neuberger Berman Strategic Income Fund (5.3%) (b)	781	8,070
JNL/PIMCO Real Return Fund (1.8%) (b)	3,631	42,987
JNL/PIMCO Total Return Bond Fund (1.2%) (b)	5,542	70,157
JNL/PPM America Floating Rate Income Fund (1.8%) (b)	1,647	17,721
JNL/PPM America High Yield Bond Fund (2.4%) (b)	7,114	52,147
JNL/PPM America Total Return Fund (11.6%) (b)	6,084	70,212
JNL/S&P Competitive Advantage Fund (8.6%) (b)	6,698	97,261
JNL/S&P Dividend Income & Growth Fund (2.3%) (b)	2,812	37,876
JNL/S&P Intrinsic Value Fund (5.9%) (b)	4,495	61,220
JNL/S&P Total Yield Fund (3.3%) (b)	1,996	25,801
JNL/T. Rowe Price Short-Term Bond Fund (0.4%) (b)	855	8,545
Total Investment Companies (cost $836,648)		913,914
Total Investments - 100.0% (cost $836,648)		913,914
Other Assets and Liabilities, Net - (0.0%)		(133)
Total Net Assets - 100.0%		$913,781

JNL Disciplined Moderate Growth Fund

Portfolio Composition:	Percentage of Total Investments
Domestic Equity	54.5%
Domestic Fixed Income	16.1
International Equity	14.1
Emerging Markets Equity	10.5
Global Fixed Income	3.3
International Fixed Income	1.5
Total Investments	100.0%

	Shares/Par (p)	Value
INVESTMENT COMPANIES - 100.0%
JNL/Franklin Templeton Global Multisector Bond Fund (2.4%) (b)	2,603	$30,741
JNL/Goldman Sachs Emerging Markets Debt Fund (1.8%) (b)	1,166	15,283
JNL/JPMorgan U.S. Government & Quality Bond Fund (1.1%) (b)	1,131	15,509
JNL/Mellon Capital 25 Fund (3.1%) (b)	1,515	25,696
JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund (37.7%) (b)	3,608	43,336
JNL/Mellon Capital Emerging Markets Index Fund (20.9%) (b)	11,038	104,638
JNL/Mellon Capital International Index Fund (6.1%) (b)	9,075	114,429
JNL/Mellon Capital Pacific Rim 30 Fund (18.5%) (b)	1,849	25,318
JNL/Mellon Capital S&P 400 MidCap Index Fund (8.0%) (b)	6,247	103,323
JNL/Mellon Capital S&P SMid 60 Fund (1.9%) (b)	892	10,765
JNL/Mellon Capital Small Cap Index Fund (6.9%) (b)	5,880	87,255
JNL/Neuberger Berman Strategic Income Fund (1.4%) (b)	207	2,137
JNL/PIMCO Real Return Fund (0.9%) (b)	1,935	22,913
JNL/PIMCO Total Return Bond Fund (0.6%) (b)	2,718	34,415
JNL/PPM America Floating Rate Income Fund (1.4%) (b)	1,352	14,551
JNL/PPM America High Yield Bond Fund (1.6%) (b)	4,963	36,379
JNL/PPM America Total Return Fund (6.0%) (b)	3,135	36,179
JNL/S&P Competitive Advantage Fund (9.3%) (b)	7,272	105,582
JNL/S&P Dividend Income & Growth Fund (2.2%) (b)	2,773	37,346
JNL/S&P Intrinsic Value Fund (7.5%) (b)	5,716	77,855
JNL/S&P Total Yield Fund (6.3%) (b)	3,839	49,637
Total Investment Companies (cost $888,885)		993,287
Total Investments - 100.0% (cost $888,885)		993,287
Other Assets and Liabilities, Net - (0.0%)		(141)
Total Net Assets - 100.0%		$993,146

JNL Disciplined Growth Fund

Portfolio Composition:	Percentage of Total Investments
Domestic Equity	57.1%
International Equity	16.9
Emerging Markets Equity	15.3
Domestic Fixed Income	7.9
Global Fixed Income	1.8
International Fixed Income	1.0
Total Investments	100.0%

	Shares/Par (p)	Value
INVESTMENT COMPANIES - 100.0%
JNL/Franklin Templeton Global Multisector Bond Fund (0.5%) (b)	582	$6,875
JNL/Goldman Sachs Emerging Markets Debt Fund (0.5%) (b)	299	3,915
JNL/JPMorgan U.S. Government & Quality Bond Fund (0.2%) (b)	167	2,286
JNL/Mellon Capital 25 Fund (1.3%) (b)	629	10,661
JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund (17.3%) (b)	1,655	19,879
JNL/Mellon Capital Emerging Markets Index Fund (12.1%) (b)	6,408	60,751
JNL/Mellon Capital International Index Fund (2.9%) (b)	4,361	54,997
JNL/Mellon Capital Pacific Rim 30 Fund (8.9%) (b)	884	12,108
JNL/Mellon Capital S&P 400 MidCap Index Fund (3.3%) (b)	2,596	42,931
JNL/Mellon Capital S&P SMid 60 Fund (0.7%) (b)	346	4,173
JNL/Mellon Capital Small Cap Index Fund (3.2%) (b)	2,732	40,534
JNL/Mellon Capital Technology Sector Fund (0.9%) (b)	550	4,247
JNL/Neuberger Berman Strategic Income Fund (0.1%) (b)	12	123

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
JNL/PIMCO Real Return Fund (0.2%) (b)	378	4,476
JNL/PIMCO Total Return Bond Fund (0.1%) (b)	501	6,347
JNL/PPM America Floating Rate Income Fund (0.4%) (b)	397	4,271
JNL/PPM America High Yield Bond Fund (0.3%) (b)	1,038	7,610
JNL/PPM America Total Return Fund (1.1%) (b)	567	6,544
JNL/S&P Competitive Advantage Fund (3.5%) (b)	2,727	39,600
JNL/S&P Dividend Income & Growth Fund (0.8%) (b)	947	12,755
JNL/S&P Intrinsic Value Fund (2.9%) (b)	2,227	30,336
JNL/S&P Total Yield Fund (2.7%) (b)	1,634	21,128
Total Investment Companies (cost $359,049)		396,547
Total Investments - 100.0% (cost $359,049)		396,547
Other Assets and Liabilities, Net - (0.0%)		(64)
Total Net Assets - 100.0%		$396,483

JNL/AQR Managed Futures Strategy Fund

Portfolio Composition:	Percentage of Total Investments
Short Term Investments*	100.0%
Total Investments	100.0%

*                 In general, the Fund uses derivatives as direct substitutes for investment in developed market stock indices, government bonds and currencies. Please refer to the Notes to the Schedules of Investments for the Fund’s derivative instruments.

	Shares/Par (p)	Value
SHORT TERM INVESTMENTS - 97.7%

Investment Companies - 70.7%
JNL Money Market Fund, 0.01% (a) (h)	185,277	$185,277
JPMorgan U.S. Treasury Plus Money Market Fund, 0.00% (h)	179,093	179,093
		364,370
Treasury Securities - 27.0%
U.S. Treasury Bill, 0.09%, 10/17/13	$139,450	139,429
Total Short Term Investments (cost $503,783)		503,799

Total Investments - 97.7% (cost $503,783)		503,799
Other Assets and Liabilities, Net - 2.3%		11,709
Total Net Assets - 100.0%		$515,508

JNL/BlackRock Commodity Securities Strategy Fund * (z)

Portfolio Composition:	Percentage of Total Investments
Energy	67.9%
Commodity Indexed Structured Notes*	5.6
Materials	5.0
Financials	0.9
Short Term Investments*	20.6
Total Investments	100.0%

*                 The Fund invests its portfolio in commodity indexed structured notes and short term investments to gain exposure to the Dow Jones-UBS Commodity Index.

	Shares/Par (p)	Value
COMMON STOCKS - 73.6%

ENERGY - 68.5%
Anadarko Petroleum Corp.	341	$29,301
Apache Corp.	309	25,897
Baker Hughes Inc.	271	12,500
Cabot Oil & Gas Corp. - Class A	521	36,982
Cameron International Corp. (c)	473	28,930
Canadian Natural Resources Ltd.	516	14,559
Cenovus Energy Inc.	328	9,356
Chevron Corp.	384	45,385
Cimarex Energy Co.	118	7,645
Coastal Energy Co.	705	9,198
ConocoPhillips	150	9,051
Devon Energy Corp.	484	25,090
Dresser-Rand Group Inc. (c)	493	29,562
Dril-Quip Inc. (c)	207	18,727
Ensco Plc - Class A	376	21,866
EOG Resources Inc.	458	60,270
EQT Corp.	244	19,381
Exxon Mobil Corp.	492	44,447
FMC Technologies Inc. (c)	687	38,268
Halliburton Co.	475	19,810
Helmerich & Payne Inc.	265	16,537
Hess Corp.	207	13,732
Marathon Oil Corp.	388	13,419
Marathon Petroleum Corp.	189	13,427
Murphy Oil Corp.	360	21,916
National Oilwell Varco Inc.	599	41,259
Noble Corp.	398	14,947
Noble Energy Inc.	441	26,476
Occidental Petroleum Corp.	372	33,229
Phillips 66	121	7,141
Pioneer Natural Resources Co.	160	23,221
Range Resources Corp.	392	30,285
Schlumberger Ltd.	378	27,088
Southwestern Energy Co. (c)	204	7,438
Suncor Energy Inc.	901	26,546
Talisman Energy Inc.	1,310	14,946
Technip SA - ADR	547	13,909
Total SA - ADR (e)	242	11,780
Valero Energy Corp.	204	7,093
Whiting Petroleum Corp. (c)	263	12,103
Other Securities		75,501
		958,218
MATERIALS - 5.1%
E.I. du Pont de Nemours & Co.	118	6,178
Eldorado Gold Corp.	1,073	6,641
First Quantum Minerals Ltd.	643	9,534
Franco-Nevada Corp.	164	5,865
Goldcorp Inc.	359	8,912
Southern Copper Corp.	368	10,175
Other Securities		23,637
		70,942
Total Common Stocks (cost $973,722)		1,029,160

COMMODITY INDEXED STRUCTURED NOTES - 6.6%
Bank of America Corp., Dow Jones-UBS Commodity Index 3 Month Forward Total Return commodity linked note, 0.20%, 06/27/14 (f) (i)	$15,500	12,681
JPMorgan Chase, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.20%, 08/02/13 (f) (i)	7,500	6,247

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
JPMorgan Chase, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.20%, 12/04/13 (f) (i)	12,000	7,305
JPMorgan Chase, Dow Jones-UBS Commodity Index Forward Total Return commodity linked note, 0.20%, 08/04/14 (f) (i)	4,000	4,000
JPMorgan Chase, Dow Jones-UBS Commodity Index Total Return commodity linked note, 0.20%, 11/26/13 (f) (i)	12,000	6,559
JPMorgan Chase, Dow Jones-UBS Commodity Index Total Return commodity linked note, 0.20%, 07/14/14 (f) (i)	11,500	9,498
UBS AG, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.20%, 11/15/13 (f) (i)	9,000	4,903
UBS AG, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.20%, 11/29/13 (f) (i)	9,000	5,568
UBS AG, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.20%, 12/05/13 (f) (i)	6,500	4,273
UBS AG, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.20%, 02/14/14 (f) (i)	15,000	9,859
UBS AG, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.20%, 02/18/14 (f) (i)	6,000	3,930
UBS AG, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.20%, 07/10/14 (f) (i)	20,500	17,440
Total Commodity Indexed Structured Notes (cost $128,500)		92,263

SHORT TERM INVESTMENTS - 20.8%

Investment Companies - 1.6%
JNL Money Market Fund, 0.01% (a) (h)	22,808	22,808

Securities Lending Collateral - 1.0%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	13,076	13,076

Treasury Securities - 18.2%
U.S. Treasury Bill
0.05%, 07/18/13	$13,400	13,400
0.03%, 08/08/13	25,000	24,999
0.11%, 10/03/13	216,600	216,575
		254,974
Total Short Term Investments (cost $290,853)		290,858

Total Investments - 101.0% (cost $1,393,075)		1,412,281
Other Assets and Liabilities, Net - (1.0%)		(13,736)
Total Net Assets - 100.0%		$1,398,545

JNL/BlackRock Global Allocation Fund (t) (v) * (z)

Portfolio Composition:	Percentage of Total Investments
Financials	13.2%
Government Securities	12.7
Health Care	8.5
Information Technology	7.0
Consumer Discretionary	6.9
Industrials	6.4
Energy	6.1
Consumer Staples	4.3
Materials	4.1
Telecommunication Services	3.0
Utilities	2.0
Purchased Options	0.7
Non-U.S. Government Agency ABS	0.1
Investment Companies	1.5
Short Term Investments	23.5
Total Investments	100.0%

	Shares/Par (p)	Value
COMMON STOCKS - 56.3%

CONSUMER DISCRETIONARY - 6.2%
Comcast Corp. - Class A	252	$10,558
Fuji Heavy Industries Ltd.	407	10,051
General Motors Co. (c)	143	4,772
Other Securities		103,707
		129,088
CONSUMER STAPLES - 4.2%
Coca-Cola Co.	211	8,452
PepsiCo Inc.	88	7,189
Procter & Gamble Co.	116	8,920
Wal-Mart Stores Inc.	98	7,326
Other Securities		56,741
		88,628
ENERGY - 5.6%
Marathon Oil Corp.	268	9,284
Marathon Petroleum Corp.	127	9,007
National Oilwell Varco Inc.	99	6,803
Schlumberger Ltd.	106	7,601
Total SA (e)	72	3,498
Total SA - ADR	79	3,837
Other Securities		76,817
		116,847
FINANCIALS - 10.3%
Bank of America Corp.	596	7,669
CapitaLand Ltd.	763	1,842
Citigroup Inc.	128	6,153
HSBC Holdings Plc	709	7,339
JPMorgan Chase & Co.	240	12,669
Sumitomo Mitsui Financial Group Inc.	148	6,793
Tokio Marine Holdings Inc.	313	9,861
Wells Fargo & Co.	308	12,718
Other Securities		149,827
		214,871
HEALTH CARE - 8.1%
Gilead Sciences Inc. (c)	80	4,088
Johnson & Johnson	97	8,365
Pfizer Inc.	482	13,499
Roche Holding AG	46	11,481
Other Securities		131,103
		168,536
INDUSTRIALS - 6.5%
General Electric Co.	525	12,164
Safran SA	176	9,205
Union Pacific Corp.	46	7,023
United Technologies Corp.	88	8,167
Other Securities		100,023
		136,582
INFORMATION TECHNOLOGY - 6.7%
EMC Corp.	289	6,818
Google Inc. - Class A (c)	16	13,752
MasterCard Inc. - Class A	18	10,596
Microsoft Corp.	288	9,959

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Oracle Corp.	352	10,825
QUALCOMM Inc.	156	9,517
Samsung Electronics Co. Ltd.	10	11,857
Visa Inc. - Class A	72	13,168
Other Securities		53,499
		139,991
MATERIALS - 4.0%
Other Securities		84,429

TELECOMMUNICATION SERVICES - 2.8%
Verizon Communications Inc.	152	7,644
Other Securities		51,948
		59,592
UTILITIES - 1.9%
NextEra Energy Inc.	71	5,819
Other Securities		33,929
		39,748
Total Common Stocks (cost $1,068,219)		1,178,312

PREFERRED STOCKS - 1.3%

CONSUMER DISCRETIONARY - 0.4%
General Motors Co., 4.75%	44	2,106
Other Securities		5,205
		7,311
CONSUMER STAPLES - 0.1%
Other Securities		1,981

FINANCIALS - 0.5%
HSBC Holdings Plc, 8.00%, (callable at 25 beginning 12/15/15) (m)	47	1,280
Wells Fargo & Co., Convertible Preferred, 7.50% (m)	1	1,171
Other Securities		7,539
		9,990
INDUSTRIALS - 0.0%
United Technologies Corp., 7.50%	15	909

INFORMATION TECHNOLOGY - 0.1%
Other Securities		1,779

MATERIALS - 0.0%
Other Securities		694

TELECOMMUNICATION SERVICES - 0.0%
Other Securities		90

UTILITIES - 0.2%
NextEra Energy Inc., 5.60%	32	1,803
Other Securities		2,510
		4,313
Total Preferred Stocks (cost $25,687)		27,067

TRUST PREFERREDS - 0.3%

FINANCIALS - 0.3%
Citigroup Capital XIII, 7.88%, (callable at 25 beginning 10/30/15)	78	2,172
Other Securities		3,619
		5,791
HEALTH CARE - 0.0%
Other Securities		902

INDUSTRIALS - 0.0%
Other Securities		145
Total Trust Preferreds (cost $6,218)		6,838

WARRANTS - 0.0%
Other Securities		56
Total Warrants (cost $4)		56

PURCHASED OPTIONS - 0.8%
MSCI Emerging Markets Index Put Option, Strike Price 886.50, Expiration 09/20/13, JPM	8,118	69
Tokyo Stock Exchange Price Index Call Option, Strike Price 1,164.04, Expiration 05/09/14, JPM	6,493	865
Other Securities		15,062
Total Purchased Options (cost $11,197)		15,996

INVESTMENT COMPANIES - 1.5%
SPDR Gold Trust (c)	147	17,461
iShares Gold Trust Fund (a) (c)	435	5,220
Other Securities		9,477
Total Investment Companies (cost $41,624)		32,158

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.1%
Banc of America Large Loan Inc. REMIC, 2.49%, 11/15/15 (i) (r)	$2,104	2,105
Total Non-U.S. Government Agency Asset-Backed Securities (cost $2,094)		2,105

CORPORATE BONDS AND NOTES - 6.4%

CONSUMER DISCRETIONARY - 0.8%
Other Securities		16,186

CONSUMER STAPLES - 0.2%
Other Securities		4,046

ENERGY - 0.7%
Other Securities		15,456

FINANCIALS - 2.8%
Bank of America Corp.
2.00%, 01/11/18	1,689	1,635
1.34%, 03/22/18 (i)	796	788
CapitaLand Ltd.
2.10%, 11/15/16 (y), SGD	2,250	1,766
3.13%, 03/05/18 (y), SGD	1,750	1,474
2.95%, 06/20/22 (q) (y), SGD	4,750	3,682
Citigroup Inc., 5.95%, (callable at 100 beginning 01/30/23) (m)	870	866
Dana Gas Sukuk Ltd.
7.00%, 10/31/17 (e) (r) (y)	4,033	3,705
9.00%, 10/31/17 (f) (r)	3,892	3,731
General Electric Capital Corp. - Series B
6.25% (callable at 100 beginning 12/15/22) (m)	1,600	1,700
5.55%, 05/04/20	1,225	1,383
HSBC USA Inc., 1.63%, 01/16/18	1,200	1,170
JPMorgan Chase & Co, 5.15%, (callable at 100 beginning 05/01/23) (m)	2,171	2,068
Other Securities		33,925
		57,893
HEALTH CARE - 0.8%
Gilead Sciences Inc., 1.63%, 05/01/16 (y)	2,181	4,936
Other Securities		11,134
		16,070

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
INDUSTRIALS - 0.2%
Other Securities		3,859

INFORMATION TECHNOLOGY - 0.4%
Other Securities		8,548

MATERIALS - 0.2%
Other Securities		4,487

TELECOMMUNICATION SERVICES - 0.3%
Other Securities		6,605

UTILITIES - 0.0%
Other Securities		180
Total Corporate Bonds and Notes (cost $132,510)		133,330

GOVERNMENT AND AGENCY OBLIGATIONS - 13.2%

GOVERNMENT SECURITIES - 13.2%
Sovereign - 6.0%
Australia Government Bond
5.50%, 12/15/13, AUD	3,835	3,554
5.50%, 12/15/13, AUD	1,700	1,576
5.50%, 04/21/23, AUD	12,384	12,924
Canada Government Bond
4.00%, 06/01/16, CAD	2,026	2,068
1.50%, 03/01/17, CAD	3,698	3,505
3.50%, 06/01/20, CAD	2,743	2,836
Federal Republic of Germany
4.25%, 07/04/17, EUR	14,044	20,973
3.50%, 07/04/19, EUR	10,890	16,282
Queensland Treasury Corp.
6.00%, 09/14/17, AUD	9,484	9,561
6.00%, 06/14/21, AUD	3,645	3,731
United Kingdom Treasury Bond, 4.75%, 03/07/20, GBP	13,590	24,483
Other Securities		23,680
		125,173
Treasury Inflation Index Securities - 0.9%
Brazil Inflation Indexed Notas do Tesouro Nacional
6.00%, 08/15/22 (n), BRL	15,305	17,155
6.00%, 08/15/24 (n), BRL	2,868	3,227
		20,382
U.S. Treasury Securities - 6.3%
U.S. Treasury Note
2.25%, 03/31/16	15,644	16,346
0.63%, 09/30/17	9,576	9,360
1.00%, 05/31/18	18,456	18,132
1.38%, 09/30/18	9,951	9,902
1.00%, 09/30/19	7,914	7,563
1.25%, 10/31/19	2,316	2,246
3.50%, 05/15/20	31,021	34,300
2.63%, 08/15/20	16,512	17,245
2.00%, 11/15/21	2,924	2,871
1.75%, 05/15/22	3,380	3,220
1.63%, 11/15/22	5,263	4,909
1.75%, 05/15/23	6,102	5,711
		131,805
Total Government and Agency Obligations (cost $290,296)		277,360

SHORT TERM INVESTMENTS - 24.5%

Securities Lending Collateral - 2.6%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	53,947	53,947

Treasury Securities - 21.9%
Japan Treasury Bill
0.00%,09/09/13, JPY	120,000	1,210
0.00%,09/10/13, JPY	540,000	5,444
0.00%,09/17/13, JPY	410,000	4,133
0.00%,11/11/13, JPY	560,000	5,645
Mexico Cetes
0.31%, 08/22/13, MXN	22,679	1,740
0.31%, 09/05/13, MXN	29,871	2,288
0.31%, 09/19/13, MXN	60,775	4,649
0.31%, 10/03/13, MXN	75,622	5,776
U.S. Treasury Bill
0.08%, 07/05/13	$10,160	10,160
0.05%, 07/11/13	9,350	9,350
0.05%, 07/18/13	45,095	45,095
0.05%, 07/25/13	3,640	3,640
0.05%, 08/01/13	99,400	99,398
0.03%, 08/08/13	11,600	11,599
0.04%, 08/15/13	43,550	43,547
0.04%, 08/22/13	64,050	64,047
0.04%, 09/05/13	21,800	21,799
0.05%, 09/12/13	46,300	46,298
0.04%, 09/19/13	72,960	72,955
		458,773
Total Short Term Investments (cost $513,765)		512,720

Total Investments - 104.4% (cost $2,091,614)		2,185,942
Total Securities Sold Short - (0.1%) (proceeds $1,124)		(1,384)
Other Assets and Liabilities, Net - (4.3%)		(90,301)
Total Net Assets - 100.0%		$2,094,257

SECURITIES SOLD SHORT - 0.1%

COMMON STOCKS - 0.1%

CONSUMER DISCRETIONARY - 0.1%
Fast Retailing Co. Ltd.	4	$1,384
Total Securities Sold Short - 0.1% (proceeds $1,124)		$1,384

JNL/Brookfield Global Infrastructure Fund

Portfolio Composition:	Percentage of Total Investments
Energy	38.6%
Utilities	24.0
Industrials	16.7
Telecommunication Services	5.6
Financials	4.7
Short Term Investments	10.4
Total Investments	100.0%

	Shares/Par (p)	Value
COMMON STOCKS - 97.6%

ENERGY - 42.1%
Access Midstream Partners LP	234	$11,139
Atlas Pipeline Partners LP	91	3,468
Enbridge Inc.	497	20,883
Energy Transfer Equity LP	170	10,160
Enterprise Products Partners LP	205	12,743
EQT Midstream Partners LP	92	4,470
EV Energy Partner LP	58	2,149
Inergy LP	359	5,746
Inergy Midstream LP	3	77
Keyera Corp. (e)	118	6,324
MarkWest Energy Partners LP	134	8,968

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
MPLX LP	115	4,248
Pembina Pipeline Corp. (e)	208	6,350
SemGroup Corp. - Class A	164	8,833
Spectra Energy Corp.	636	21,916
Targa Resources Corp.	79	5,101
Teekay Corp.	166	6,736
Tesoro Logistics LP	29	1,741
TransCanada Corp. (e)	507	21,811
Williams Cos. Inc.	533	17,297
		180,160
FINANCIALS - 5.1%
American Tower Corp.	299	21,842

INDUSTRIALS - 18.1%
Abertis Infraestructuras SA - Class A	316	5,497
Anhui Expressway Co. - Class H	1,597	760
Beijing Enterprises Holdings Ltd.	1,126	8,111
Canadian National Railway Co.	87	8,442
CCR SA	723	5,751
Ferrovial SA	406	6,488
Flughafen Zuerich AG	13	6,570
Fraport AG Frankfurt Airport Services Worldwide	73	4,387
Guangshen Railway Co. Ltd. - Class H	4,163	1,670
Hutchison Port Holdings Trust	5,617	4,114
Jiangsu Expressway Co. Ltd. - Class H (e)	1,486	1,533
Koninklijke Vopak NV	98	5,790
Sichuan Expressway Co. Ltd. - Class H	2,217	593
Union Pacific Corp.	81	12,481
Vinci SA	79	3,943
Zhejiang Expressway Co. Ltd. - Class H	1,891	1,540
		77,670
TELECOMMUNICATION SERVICES - 6.1%
Crown Castle International Corp. (c)	220	15,908
SBA Communications Corp. (c)	138	10,199
		26,107
UTILITIES - 26.2%
Alupar Investimento SA (c) (q)	486	4,123
American Water Works Co. Inc.	157	6,473
Hong Kong & China Gas Co. Ltd.	4,633	11,304
Infraestructura Energetica Nova SAB de CV (c)	570	2,062
National Grid Plc	1,295	14,681
NiSource Inc.	304	8,707
Northeast Utilities	214	8,972
Oneok Inc.	307	12,702
Sempra Energy	215	17,555
Severn Trent Plc	185	4,684
Snam Rete Gas SpA	2,332	10,620
Spark Infrastructure Group	1,336	2,118
Transmissora Alianca de Energia Eletrica SA (q)	353	3,424
United Utilities Group Plc	457	4,752
		112,177
Total Common Stocks (cost $391,495)		417,956

SHORT TERM INVESTMENTS - 11.3%

Investment Companies - 5.4%
JNL Money Market Fund, 0.01% (a) (h)	23,100	23,100

Securities Lending Collateral - 5.9%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	25,453	25,453
Total Short Term Investments (cost $48,553)		48,553

Total Investments - 108.9% (cost $440,048)		466,509
Other Assets and Liabilities, Net - (8.9%)		(38,305)
Total Net Assets - 100.0%		$428,204

JNL/Capital Guardian Global Balanced Fund * (z)

Portfolio Composition:	Percentage of Total Investments
Government Securities	18.7%
Financials	14.3
Consumer Discretionary	9.9
Information Technology	9.4
Industrials	9.0
Health Care	8.5
Energy	4.8
Consumer Staples	3.8
Telecommunication Services	3.7
Materials	3.3
U.S. Government Agency MBS	3.2
Utilities	0.7
Non-U.S. Government Agency ABS	0.1
Short Term Investments	10.6
Total Investments	100.0%

	Shares/Par (p)	Value
COMMON STOCKS - 63.8%

CONSUMER DISCRETIONARY - 9.9%
Daimler AG	46	$2,798
Home Depot Inc.	38	2,905
Sirius XM Radio Inc. (e)	803	2,690
Other Securities		34,555
		42,948
CONSUMER STAPLES - 3.5%
Nestle SA	48	3,170
Pernod-Ricard SA	39	4,280
Other Securities		7,598
		15,048
ENERGY - 4.4%
Cobalt International Energy Inc. (c)	90	2,381
Halliburton Co.	90	3,763
Other Securities		12,841
		18,985
FINANCIALS - 12.3%
ACE Ltd.	32	2,819
AIA Group Ltd. (q)	1,282	5,399
BlackRock Inc.	9	2,337
Goldman Sachs Group Inc.	18	2,723
HSBC Holdings Plc	155	1,602
HSBC Holdings Plc	100	1,032
Industrial & Commercial Bank of China - Class H	6,101	3,823
JPMorgan Chase & Co.	40	2,096
Marsh & McLennan Cos. Inc.	87	3,465
Sampo Oyj - Class A	64	2,502
Sberbank of Russia - ADR	169	1,915
Sberbank of Russia - GDR (c) (q)	51	582

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Other Securities		23,167
		53,462
HEALTH CARE - 8.2%
Bayer AG	34	3,617
Bristol-Myers Squibb Co.	160	7,137
Express Scripts Holding Co. (c)	37	2,264
Gilead Sciences Inc. (c)	211	10,826
Seattle Genetics Inc. (c) (e)	112	3,517
Other Securities		8,056
		35,417
INDUSTRIALS - 9.3%
Beijing Enterprises Holdings Ltd.	436	3,137
Caterpillar Inc.	40	3,324
Danaher Corp.	40	2,551
Eaton Corp. Plc	85	5,600
Hexcel Corp. (c)	77	2,629
Norfolk Southern Corp.	29	2,129
Schneider Electric SA	43	3,089
Other Securities		17,779
		40,238
INFORMATION TECHNOLOGY - 9.7%
ASML Holding NV	59	4,651
ASML Holding NV - ADR	2	166
Gemalto NV (e)	28	2,546
Genpact Ltd.	170	3,263
Google Inc. - Class A (c)	4	3,293
Murata Manufacturing Co. Ltd.	33	2,510
Oracle Corp.	88	2,697
Oracle Corp. Japan	27	1,114
Other Securities		21,960
		42,200
MATERIALS - 3.0%
Mosaic Co.	43	2,324
Syngenta AG	6	2,286
Other Securities		8,421
		13,031
TELECOMMUNICATION SERVICES - 3.3%
SK Telecom Co. Ltd.	13	2,387
SoftBank Corp.	87	5,064
Other Securities		6,810
		14,261
UTILITIES - 0.2%
Other Securities		991
Total Common Stocks (cost $233,041)		276,581

PREFERRED STOCKS - 0.4%

INFORMATION TECHNOLOGY - 0.0%
Other Securities		—

MATERIALS - 0.3%
Other Securities		1,242

TELECOMMUNICATION SERVICES - 0.1%
Other Securities		440
Total Preferred Stocks (cost $2,317)		1,682

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.1%
Other Securities		604
Total Non-U.S. Government Agency Asset-Backed Securities (cost $623)		604

CORPORATE BONDS AND NOTES - 6.8%

CONSUMER DISCRETIONARY - 0.5%
Other Securities		2,330

CONSUMER STAPLES - 0.6%
Other Securities		2,346

ENERGY - 0.6%
Other Securities		2,707

FINANCIALS - 2.7%
Goldman Sachs Group Inc.
5.25%, 07/27/21	200	214
3.63%, 01/22/23	655	626
HSBC Bank Plc, 4.75%, 01/19/21 (q)	585	638
JPMorgan Chase & Co.
1.63%, 05/15/18	70	67
3.25%, 09/23/22	180	171
3.20%, 01/25/23	180	171
Other Securities		9,660
		11,547
HEALTH CARE - 0.8%
Express Scripts Holding Co., 3.90%, 02/15/22	80	81
Express Scripts Inc., 3.13%, 05/15/16	60	62
Gilead Sciences Inc., 4.40%, 12/01/21	60	64
Other Securities		3,275
		3,482
INDUSTRIALS - 0.2%
Norfolk Southern Corp., 3.25%, 12/01/21	225	224
Other Securities		812
		1,036
INFORMATION TECHNOLOGY - 0.2%
Other Securities		803

MATERIALS - 0.2%
Other Securities		735

TELECOMMUNICATION SERVICES - 0.5%
Other Securities		2,189

UTILITIES - 0.5%
Other Securities		2,338
Total Corporate Bonds and Notes (cost $29,112)		29,513

GOVERNMENT AND AGENCY OBLIGATIONS - 23.0%

GOVERNMENT SECURITIES - 19.7%
Federal Home Loan Mortgage Corp. - 0.1% (w)
Federal Home Loan Mortgage Corp., 1.38%, 05/01/20	200	189
Federal National Mortgage Association - 0.0% (w)
Federal National Mortgage Association, 7.13%, 01/15/30	50	71
Municipals - 0.1%
Other Securities		323
Sovereign - 14.6%
Bundesobligation, 2.00%, 02/26/16, EUR	170	231
Federal Republic of Germany
3.75%, 01/04/15, EUR	125	172
3.25%, 01/04/20, EUR	500	741
3.00%, 07/04/20, EUR	1,450	2,126
2.25%, 09/04/21, EUR	910	1,264
2.00%, 01/04/22, EUR	390	529
1.50%, 02/15/23, EUR	350	447
3.25%, 07/04/42, EUR	750	1,137
Japan Government Bond
0.10%, 06/15/14, JPY	160,450	1,618

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
1.50%, 09/20/14, JPY	120,000	1,230
1.70%, 09/20/16, JPY	35,000	370
1.70%, 09/20/17, JPY	225,000	2,407
1.00%, 09/20/20, JPY	80,000	829
1.20%, 06/20/21, JPY	209,700	2,193
2.00%, 12/20/25, JPY	95,000	1,060
1.60%, 03/20/32, JPY	164,600	1,647
2.30%, 12/20/35, JPY	85,000	947
2.00%, 03/20/42, JPY	35,000	367
Mexico Bonos
9.50%, 12/18/14, MXN	18,000	1,493
8.00%, 12/17/15, MXN	5,000	417
7.75%, 12/14/17, MXN	2,000	170
8.00%, 06/11/20, MXN	3,000	264
6.50%, 06/10/21, MXN	2,500	203
10.00%, 12/05/24, MXN	20,000	2,081
10.00%, 11/20/36, MXN	5,000	514
8.50%, 11/18/38, MXN	2,930	263
Mexico Government International Bond
5.95%, 03/19/19 (e)	110	126
5.13%, 01/15/20	350	385
3.63%, 03/15/22 (e)	156	153
Netherlands Government Bond
3.25%, 07/15/15, EUR	1,250	1,725
4.00%, 07/15/19, EUR	600	901
Poland Government Bond
5.75%, 04/25/14, PLN	1,500	462
5.25%, 10/25/17, PLN	2,465	789
5.25%, 10/25/20, PLN	3,350	1,083
5.75%, 10/25/21, PLN	4,725	1,572
5.75%, 09/23/22, PLN	2,060	684
Poland Government International Bond, 5.13%, 04/21/21	215	234
Spain Government Bond
3.80%, 01/31/17, EUR	740	980
5.50%, 07/30/17, EUR	677	950
5.40%, 01/31/23 (q), EUR	650	888
4.40%, 10/31/23 (q), EUR	160	202
Sweden Government Bond
6.75%, 05/05/14, SEK	1,750	274
4.50%, 08/12/15, SEK	4,985	795
3.75%, 08/12/17, SEK	13,430	2,185
5.00%, 12/01/20, SEK	2,150	388
3.50%, 06/01/22, SEK	9,440	1,567
United Kingdom Treasury Bond
3.75%, 09/07/21, GBP	1,245	2,112
4.50%, 09/07/34, GBP	200	358
4.25%, 12/07/40, GBP	165	284
Other Securities		19,260
		63,077
Treasury Inflation Index Securities - 1.0%
Mexico Government Inflation Indexed Bond
3.50%, 12/14/17 (n), MXN	492	41
4.00%, 11/15/40 (n), MXN	476	40
U.S. Treasury Inflation Indexed Note
1.25%, 04/15/14 (n)	220	223
2.00%, 07/15/14 (n)	1,573	1,624
2.50%, 07/15/16 (n)	432	477
0.13%, 04/15/17 (n)	102	105
0.13%, 07/15/22 (n)	51	49
0.13%, 01/15/23 (n)	81	78
United Kingdom Treasury Inflation Indexed Bond
5.00%, 03/07/18 (n), GBP	170	302
5.00%, 03/07/25 (n), GBP	400	750
Other Securities		664
		4,353
U.S. Treasury Securities - 3.9%
U.S. Treasury Bond
5.38%, 02/15/31	50	65
4.38%, 02/15/38	1,325	1,553
2.75%, 11/15/42	75	65
3.13%, 02/15/43	125	117
2.88%, 05/15/43	350	310
U.S. Treasury Note
4.25%, 08/15/13	3,025	3,041
1.25%, 02/15/14	1,175	1,183
1.38%, 11/30/15	2,850	2,910
1.50%, 07/31/16	985	1,008
1.00%, 03/31/17	1,670	1,671
3.75%, 11/15/18	600	670
1.13%, 03/31/20	200	190
3.50%, 05/15/20	1,925	2,129
2.13%, 08/15/21	200	199
1.75%, 05/15/22	450	429
2.00%, 02/15/23 (e)	470	452
1.75%, 05/15/23 (e)	1,174	1,099
		17,091
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 3.3%
Federal Home Loan Mortgage Corp. - 0.3%
Federal Home Loan Mortgage Corp.
1.87%, 11/25/19	40	39
1.69%, 01/25/22	25	25
2.52%, 01/25/23	70	66
3.11%, 02/25/23	50	49
4.50%, 05/01/41	—	—
2.59%, 10/01/42 (i)	764	778
REMIC, 1.32%, 12/25/18	25	25
REMIC, 1.73%, 07/25/19	25	24
REMIC, 1.58%, 04/25/22	49	48
REMIC, 1.88%, 04/25/22	25	24
REMIC, 2.36%, 07/25/22	25	23
REMIC, 2.68%, 10/25/22	25	24
		1,125
Federal National Mortgage Association - 2.3%
Federal National Mortgage Association
2.50%, 09/01/22	112	115
2.50%, 06/01/23	133	137
3.50%, 12/01/25	476	496
2.50%, 05/01/28	25	25
2.50%, 06/01/28	45	46
2.00%, 07/15/28, TBA (g)	300	291
2.50%, 07/15/28, TBA (g)	1,199	1,205
3.00%, 08/15/28, TBA (g)	220	226
4.00%, 02/01/41	1,562	1,628
4.00%, 03/01/41	833	872
2.51%, 01/01/43 (i)	781	778
3.00%, 07/15/43, TBA (g)	770	752
3.50%, 07/15/43, TBA (g)	970	984
4.00%, 07/15/43, TBA (g)	1,950	2,031
4.50%, 07/15/43, TBA (g)	400	423
REMIC, 2.61%, 03/25/22 (i)	25	24
		10,033
Government National Mortgage Association - 0.7%
Government National Mortgage Association
2.50%, 12/15/27	24	25
2.50%, 12/20/27	24	24
2.50%, 04/20/28	191	193
2.50%, 05/20/28	224	226
3.50%, 05/20/43	2,095	2,152

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
3.50%, 07/15/43, TBA (g)	640	656
		3,276
Total Government and Agency Obligations (cost $102,746)		99,538

OTHER EQUITY INTERESTS - 0.0%
Other Securities		156
Total Other Equity Interests (cost $159)		156

SHORT TERM INVESTMENTS - 11.2%

Investment Companies - 7.1%
JNL Money Market Fund, 0.01% (a) (h)	30,757	30,757

Securities Lending Collateral - 4.1%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	17,531	17,531
Total Short Term Investments (cost $48,288)		48,288

Total Investments - 105.3% (cost $416,286)		456,362
Other Assets and Liabilities, Net - (5.3%)		(22,841)
Total Net Assets - 100.0%		$433,521

JNL/Capital Guardian Global Diversified Research Fund * (z)

Portfolio Composition:	Percentage of Total Investments
Financials	18.8%
Information Technology	13.5
Health Care	13.5
Consumer Discretionary	12.5
Industrials	11.2
Energy	7.6
Consumer Staples	6.3
Materials	5.8
Telecommunication Services	4.1
Utilities	0.5
Short Term Investments	6.2
Total Investments	100.0%

	Shares/Par (p)	Value
COMMON STOCKS - 97.7%

CONSUMER DISCRETIONARY - 13.0%
Comcast Corp. - Class A	67	$2,823
Home Depot Inc.	37	2,859
Signet Jewelers Ltd.	42	2,818
Sirius XM Radio Inc.	1,994	6,680
Starbucks Corp.	66	4,335
Other Securities		27,000
		46,515
CONSUMER STAPLES - 6.5%
Coca-Cola Amatil Ltd.	338	3,910
Imperial Tobacco Group Plc	111	3,850
Nestle SA	44	2,900
Pernod-Ricard SA	32	3,548
Other Securities		9,134
		23,342
ENERGY - 7.9%
Chevron Corp.	39	4,615
Halliburton Co.	107	4,456
Royal Dutch Shell Plc - Class A	119	3,812
Other Securities		15,634
		28,517
FINANCIALS - 19.6%
AIA Group Ltd.	851	3,584
American Tower Corp.	111	8,151
Aon Plc - Class A	45	2,889
Barclays Plc	864	3,680
BlackRock Inc.	12	3,056
BNP Paribas	49	2,664
CME Group Inc. - Class A	33	2,523
Goldman Sachs Group Inc.	18	2,662
Hana Financial Group Inc.	118	3,403
Partners Group Holding AG (q)	12	3,187
Sampo Oyj - Class A	89	3,450
Sumitomo Mitsui Financial Group Inc.	94	4,316
Other Securities		26,632
		70,197
HEALTH CARE - 14.0%
Bayer AG	65	6,904
Bristol-Myers Squibb Co.	152	6,784
Express Scripts Holding Co. (c)	51	3,158
Gilead Sciences Inc. (c)	330	16,884
Novo-Nordisk A/S - Class B	17	2,678
Roche Holding AG	17	4,242
Seattle Genetics Inc. (c) (e)	184	5,789
Other Securities		3,943
		50,382
INDUSTRIALS - 11.7%
Assa Abloy AB - Class B	101	3,943
Danaher Corp.	65	4,102
Eaton Corp. Plc	65	4,245
Hexcel Corp. (c)	99	3,378
Schneider Electric SA	45	3,241
Other Securities		23,051
		41,960
INFORMATION TECHNOLOGY - 14.1%
Apple Inc.	17	6,615
ASML Holding NV	40	3,147
ASML Holding NV - ADR	19	1,518
Google Inc. - Class A (c)	3	2,641
Hewlett-Packard Co.	110	2,730
Keyence Corp.	8	2,636
Oracle Corp.	114	3,490
Samsung Electronics Co. Ltd.	4	4,846
Samsung Electronics Co. Ltd. - GDR	2	992
VeriSign Inc. (c)	58	2,595
Other Securities		19,391
		50,601
MATERIALS - 6.1%
Holcim Ltd.	39	2,725
Mosaic Co.	63	3,379
Syngenta AG	10	3,841
Other Securities		11,853
		21,798
TELECOMMUNICATION SERVICES - 4.3%
HKT Trust (q)	3,530	3,375
Singapore Telecommunications Ltd.	1,060	3,140
SoftBank Corp.	56	3,242
Other Securities		5,630
		15,387

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
UTILITIES - 0.5%
Other Securities		1,946
Total Common Stocks (cost $282,487)		350,645

SHORT TERM INVESTMENTS - 6.4%

Investment Companies - 2.6%
JNL Money Market Fund, 0.01% (a) (h)	9,562	9,562

Securities Lending Collateral - 3.8%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	13,691	13,691
Total Short Term Investments (cost $23,253)		23,253

Total Investments - 104.1% (cost $305,740)		373,898
Other Assets and Liabilities, Net - (4.1%)		(14,879)
Total Net Assets - 100.0%		$359,019

JNL/DFA U.S. Core Equity Fund * (z)

Portfolio Composition:	Percentage of Total Investments
Financials	16.8%
Information Technology	14.9
Consumer Discretionary	13.6
Industrials	12.4
Health Care	11.4
Energy	9.8
Consumer Staples	8.0
Materials	4.0
Utilities	3.6
Telecommunication Services	2.4
Rights	0.0
Short Term Investments	3.1
Total Investments	100.0%

	Shares/Par (p)	Value
COMMON STOCKS - 99.7%

CONSUMER DISCRETIONARY - 13.9%
Amazon.com Inc. (c)	4	$1,236
Comcast Corp. - Class A	36	1,526
Comcast Corp. - Special Class A	8	303
Home Depot Inc.	18	1,382
McDonald’s Corp.	12	1,227
News Corp. - Class B	8	259
Time Warner Cable Inc.	6	641
Time Warner Inc.	18	1,064
Twenty-First Century Fox Inc. - Class A	29	958
Walt Disney Co.	30	1,901
Other Securities		32,625
		43,122
CONSUMER STAPLES - 8.2%
Coca-Cola Bottling Co.	—	11
Coca-Cola Co.	48	1,934
Coca-Cola Enterprises Inc.	5	171
CVS Caremark Corp.	22	1,233
Mondelez International Inc. - Class A	32	920
PepsiCo Inc.	19	1,520
Philip Morris International Inc.	20	1,721
Procter & Gamble Co.	32	2,496
Wal-Mart Stores Inc.	23	1,682
Other Securities		13,817
		25,505
ENERGY - 10.1%
Chevron Corp.	32	3,821
ConocoPhillips	17	1,053
Exxon Mobil Corp.	64	5,783
Occidental Petroleum Corp.	14	1,247
Schlumberger Ltd.	17	1,193
Other Securities		18,168
		31,265
FINANCIALS - 17.3%
American Express Co.	14	1,039
Bank of America Corp.	146	1,872
Berkshire Hathaway Inc. - Class B (c)	19	2,181
Citigroup Inc.	48	2,285
Goldman Sachs Group Inc.	9	1,301
JPMorgan Chase & Co.	59	3,114
U.S. Bancorp	33	1,199
Wells Fargo & Co.	85	3,490
Other Securities		37,059
		53,540
HEALTH CARE - 11.7%
Amgen Inc.	11	1,095
Bristol-Myers Squibb Co.	23	1,028
Gilead Sciences Inc. (c)	20	1,045
Johnson & Johnson	33	2,844
Merck & Co. Inc.	36	1,683
Pfizer Inc.	95	2,671
UnitedHealth Group Inc.	14	917
Zoetis Inc. - Class A	30	929
Other Securities		23,908
		36,120
INDUSTRIALS - 12.8%
Boeing Co.	10	994
General Electric Co.	169	3,925
Union Pacific Corp.	8	1,250
United Technologies Corp.	11	1,000
Other Securities		32,317
		39,486
INFORMATION TECHNOLOGY - 15.4%
Apple Inc.	11	4,304
Cisco Systems Inc.	73	1,765
Google Inc. - Class A (c)	3	2,758
Intel Corp.	43	1,042
International Business Machines Corp.	12	2,372
Microsoft Corp.	89	3,057
Oracle Corp.	46	1,419
QUALCOMM Inc.	17	1,021
Visa Inc. - Class A	6	1,124
Other Securities		28,593
		47,455
MATERIALS - 4.1%
Other Securities		12,674

TELECOMMUNICATION SERVICES - 2.5%
AT&T Inc.	96	3,412
Verizon Communications Inc.	40	2,014
Other Securities		2,330
		7,756
UTILITIES - 3.7%
Other Securities		11,358
Total Common Stocks (cost $262,353)		308,281

RIGHTS - 0.0%
Other Securities		1
Total Rights (cost $0)		1

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
SHORT TERM INVESTMENTS - 3.2%

Investment Companies - 0.3%
JNL Money Market Fund, 0.01% (a) (h)	1,018	1,018

Securities Lending Collateral - 2.9%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	8,796	8,796
Total Short Term Investments (cost $9,814)		9,814

Total Investments - 102.9% (cost $272,167)		318,096
Other Assets and Liabilities, Net - (2.9%)		(8,950)
Total Net Assets - 100.0%		$309,146

JNL/Eagle SmallCap Equity Fund * (z)

Portfolio Composition:	Percentage of Total Investments
Information Technology	18.8%
Health Care	18.2
Consumer Discretionary	14.3
Industrials	14.3
Materials	5.5
Financials	4.9
Energy	4.6
Consumer Staples	3.3
Short Term Investments	16.1
Total Investments	100.0%

	Shares/Par (p)	Value
COMMON STOCKS - 97.2%

CONSUMER DISCRETIONARY - 16.6%
Bally Technologies Inc. (c) (e)	401	$22,625
Francesca’s Holdings Corp. (c) (e)	529	14,714
Genesco Inc. (c)	643	43,060
SHFL Entertainment Inc. (c)	1,260	22,314
Steven Madden Ltd. (c)	307	14,845
Universal Electronics Inc. (c)	462	12,991
Vitamin Shoppe Inc. (c)	511	22,899
Other Securities		66,228
		219,676
CONSUMER STAPLES - 3.9%
Natural Grocers by Vitamin Cottage Inc. (c) (e)	627	19,431
The Fresh Market Inc. (c)	348	17,284
WhiteWave Foods Co. - Class A (c) (e)	893	14,517
		51,232
ENERGY - 5.3%
Geospace Technologies Corp. (c)	415	28,642
Gulfport Energy Corp. (c)	391	18,405
Oasis Petroleum Inc. (c)	409	15,900
Other Securities		6,853
		69,800
FINANCIALS - 5.6%
Home Loan Servicing Solutions Ltd.	563	13,501
UMB Financial Corp.	216	12,010
Validus Holdings Ltd.	466	16,844
Other Securities		32,338
		74,693
HEALTH CARE - 21.0%
Acorda Therapeutics Inc. (c)	455	15,023
Air Methods Corp.	372	12,589
ArthroCare Corp. (c)	597	20,609
Centene Corp. (c)	398	20,864
Cooper Cos. Inc.	166	19,792
Cubist Pharmaceuticals Inc. (c)	263	12,725
HeartWare International Inc. (c) (e)	154	14,667
MedAssets Inc. (c)	855	15,165
PAREXEL International Corp. (c)	471	21,649
Salix Pharmaceuticals Ltd. (c)	296	19,564
Sirona Dental Systems Inc. (c)	306	20,164
Theravance Inc. (c) (e)	603	23,218
United Therapeutics Corp. (c)	329	21,677
Other Securities		40,936
		278,642
INDUSTRIALS - 16.6%
Colfax Corp. (c)	283	14,723
Geo Group Inc.	776	26,337
Hexcel Corp. (c)	612	20,826
Triumph Group Inc.	230	18,234
Waste Connections Inc.	421	17,323
Other Securities		122,146
		219,589
INFORMATION TECHNOLOGY - 21.8%
Cavium Inc. (c)	443	15,657
Coherent Inc.	241	13,257
Cornerstone OnDemand Inc. (c)	445	19,270
Fortinet Inc. (c)	748	13,098
InvenSense Inc. (c) (e)	914	14,051
IPG Photonics Corp. (e)	241	14,649
Monster Worldwide Inc. (c)	2,570	12,619
Nice Systems Ltd. - ADR	370	13,641
QLIK Technologies Inc. (c)	535	15,135
Teradyne Inc. (c)	912	16,024
Trulia Inc. (c) (e)	497	15,462
Veeco Instruments Inc. (c) (e)	348	12,335
Other Securities		113,425
		288,623
MATERIALS - 6.4%
Axiall Corp.	363	15,443
Quaker Chemical Corp.	317	19,649
RTI International Metals Inc. (c)	596	16,506
Texas Industries Inc. (c) (e)	327	21,306
Other Securities		11,557
		84,461
Total Common Stocks (cost $1,093,469)		1,286,716

SHORT TERM INVESTMENTS - 18.6%

Investment Companies - 2.9%
JNL Money Market Fund, 0.01% (a) (h)	38,380	38,380

Securities Lending Collateral - 15.7%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	207,738	207,738
Total Short Term Investments (cost $246,118)		246,118

Total Investments - 115.8% (cost $1,339,587)		1,532,834
Other Assets and Liabilities, Net - (15.8%)		(209,538)
Total Net Assets - 100.0%		$1,323,296

See accompanying Notes to Financial Statements.

JNL/Eastspring Investments Asia ex-Japan Fund * (z)

Portfolio Composition:	Percentage of Total Investments
Financials	31.9%
Information Technology	18.8
Consumer Discretionary	9.2
Industrials	8.7
Materials	6.4
Energy	6.3
Consumer Staples	5.4
Telecommunication Services	4.9
Utilities	2.2
Health Care	0.8
Short Term Investments	5.4
Total Investments	100.0%

	Shares/Par (p)	Value
COMMON STOCKS - 98.5%

CONSUMER DISCRETIONARY - 9.3%
Belle International Holdings Ltd. (e)	1,395	$1,907
Genting Malaysia Bhd	1,263	1,550
Hankook Tire Co. Ltd.	41	1,898
Hyundai Motor Co.	14	2,685
Parkson Retail Group Ltd. (e)	3,475	1,429
Other Securities		2,614
		12,083
CONSUMER STAPLES - 5.6%
LT Group Inc.	2,196	1,147
Wumart Stores Inc. - Class H (e)	1,156	2,127
Other Securities		3,994
		7,268
ENERGY - 6.5%
China Shenhua Energy Co. Ltd. - Class H	654	1,663
CNOOC Ltd.	854	1,430
Oil India Ltd.	194	1,867
PetroChina Co. Ltd. - Class H	2,068	2,242
Other Securities		1,260
		8,462
FINANCIALS - 33.3%
AMMB Holdings Bhd	928	2,150
Bank Negara Indonesia Persero Tbk PT	3,195	1,375
Bank of China Ltd. - Class H	3,867	1,584
Bank Rakyat Indonesia Persero Tbk PT	3,812	2,959
CapitaLand Ltd.	510	1,232
Cheung Kong Holdings Ltd.	278	3,749
China Construction Bank Corp. - Class H	4,685	3,293
China Merchants Bank Co. Ltd. - Class H	890	1,478
China Pacific Insurance Group Co. Ltd. - Class H	653	2,070
Chinatrust Financial Holding Co. Ltd.	2,978	1,838
DBS Group Holdings Ltd.	350	4,263
Hana Financial Group Inc.	80	2,304
ICICI Bank Ltd.	174	3,099
Kasikornbank PCL	309	1,936
LIC Housing Finances Ltd.	402	1,720
Longfor Properties Co. Ltd.	985	1,457
Sino Land Co.	1,512	2,114
Standard Chartered Plc	130	2,834
Other Securities		1,629
		43,084
HEALTH CARE - 0.8%
Other Securities		1,082

INDUSTRIALS - 9.1%
China Shipping Development Co. Ltd. - Class H (c) (e)	3,532	1,537
COSCO Pacific Ltd.	1,943	2,505
Hutchison Whampoa Ltd.	215	2,249
Hyundai Engineering & Construction Co. Ltd.	30	1,442
Other Securities		3,980
		11,713
INFORMATION TECHNOLOGY - 19.7%
AAC Technologies Holdings Inc. (e)	237	1,330
Advanced Semiconductor Engineering Inc.	2,653	2,208
AU Optronics Corp. (c)	6,351	2,255
Hon Hai Precision Industry Co. Ltd.	776	1,895
Samsung Electronics Co. Ltd.	8	9,004
Taiwan Semiconductor Manufacturing Co. Ltd.	1,387	5,020
Wistron Corp.	1,697	1,711
Other Securities		2,008
		25,431
MATERIALS - 6.6%
Huabao International Holdings Ltd. (e)	3,094	1,362
LG Chem Ltd.	9	1,921
POSCO Inc.	6	1,649
Xingda International Holdings Ltd. (e)	3,114	1,318
Other Securities		2,347
		8,597
TELECOMMUNICATION SERVICES - 5.2%
China Mobile Ltd.	172	1,781
China Telecom Corp. Ltd.	3,528	1,683
Philippine Long Distance Telephone Co.	20	1,339
Singapore Telecommunications Ltd.	511	1,513
Other Securities		345
		6,661
UTILITIES - 2.4%
China Resources Power Holdings Co. Ltd.	500	1,195
Korea Electric Power Corp. (c)	80	1,851
		3,046
Total Common Stocks (cost $142,372)		127,427

PREFERRED STOCKS - 0.3%

CONSUMER DISCRETIONARY - 0.3%
Hyundai Motor Co.	4	351
Total Preferred Stocks (cost $261)		351

SHORT TERM INVESTMENTS - 5.7%

Investment Companies - 2.6%
JNL Money Market Fund, 0.01% (a) (h)	3,329	3,329

Securities Lending Collateral - 3.1%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	4,044	4,044
Total Short Term Investments (cost $7,373)		7,373

Total Investments - 104.5% (cost $150,006)		135,151
Other Assets and Liabilities, Net - (4.5%)		(5,784)
Total Net Assets - 100.0%		$129,367

JNL/Eastspring Investments China-India Fund

Portfolio Composition:	Percentage of Total Investments
Financials	32.7%
Energy	14.9
Consumer Discretionary	9.7
Information Technology	8.5
Telecommunication Services	7.1
Consumer Staples	5.2
Health Care	4.8
Materials	4.7
Industrials	3.6
Utilities	2.0
Short Term Investments	6.8
Total Investments	100.0%

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
COMMON STOCKS - 96.3%

CONSUMER DISCRETIONARY - 10.0%
Belle International Holdings Ltd. (e)	4,273	$5,841
Dongfeng Motor Group Co. Ltd. - Class H	3,912	5,189
Mahindra & Mahindra Ltd.	423	6,890
Sun TV Network Ltd.	701	4,481
Tata Motors Ltd.	1,943	9,124
Tata Motors Ltd. - Class A	600	1,415
		32,940
CONSUMER STAPLES - 5.4%
Colgate-Palmolive India Ltd.	55	1,256
ITC Ltd.	1,645	8,951
Wumart Stores Inc. - Class H (e)	4,077	7,500
		17,707
ENERGY - 15.4%
Cairn India Ltd.	1,157	5,629
China Petroleum & Chemical Corp. - Class H	10,166	7,114
China Shenhua Energy Co. Ltd. - Class H	2,242	5,699
CNOOC Ltd.	7,254	12,150
Oil India Ltd.	466	4,490
Reliance Industries Ltd.	1,090	15,750
		50,832
FINANCIALS - 33.8%
Bank of Baroda	406	3,903
Bank of China Ltd. - Class H	42,155	17,270
China Merchants Bank Co. Ltd.	1,035	1,718
China Pacific Insurance Group Co. Ltd. - Class H	3,474	11,013
China Resources Land Ltd. (e)	1,676	4,554
Franshion Properties China Ltd. (e)	27,738	9,225
HDFC Bank Ltd.	909	10,180
ICICI Bank Ltd.	801	14,272
IndusInd Bank Ltd.	278	2,175
Industrial & Commercial Bank of China - Class H	24,709	15,486
LIC Housing Finances Ltd.	2,126	9,093
Mahindra & Mahindra Financial Services Ltd.	1,791	7,835
Ping an Insurance Group Co. of China Ltd. - Class H (e)	684	4,566
		111,290
HEALTH CARE - 4.9%
Dr. Reddy’s Laboratories Ltd.	331	12,382
Ranbaxy Laboratories Ltd. (c)	735	3,812
		16,194
INDUSTRIALS - 3.7%
China Merchants Holdings International Co. Ltd.	309	956
Fosun International Ltd.	6,386	4,667
Larsen & Toubro Ltd.	214	5,047
Sinotrans Shipping Ltd.	6,484	1,548
		12,218
INFORMATION TECHNOLOGY - 8.8%
Infosys Ltd.	273	11,406
Lenovo Group Ltd. (e)	3,348	3,013
Mphasis Ltd.	662	4,141
Oracle Financial Services Software Ltd (c)	17	768
Tata Consultancy Services Ltd.	167	4,259
Travelsky Technology Ltd. - Class H	8,703	5,515
		29,102
MATERIALS - 4.9%
China Blue Chemical Ltd. - Class H	4,678	2,844
China Shanshui Cement Group Ltd.	7,800	3,483
Hindalco Industries Ltd.	1,586	2,651
Huabao International Holdings Ltd. (e)	9,749	4,293
Xingda International Holdings Ltd.	6,274	2,655
		15,926
TELECOMMUNICATION SERVICES - 7.3%
China Mobile Ltd.	1,140	11,801
China Unicom Hong Kong Ltd. (e)	4,663	6,136
Idea Cellular Ltd.	2,573	6,124
		24,061
UTILITIES - 2.1%
China Resources Power Holdings Co. Ltd.	2,110	5,042
GAIL India Ltd.	371	1,950
		6,992
Total Common Stocks (cost $363,052)		317,262

SHORT TERM INVESTMENTS - 7.0%

Investment Companies - 1.7%
JNL Money Market Fund, 0.01% (a) (h)	5,739	5,739

Securities Lending Collateral - 5.3%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	17,305	17,305
Total Short Term Investments (cost $23,044)		23,044

Total Investments - 103.3% (cost $386,096)		340,306
Other Assets and Liabilities, Net - (3.3%)		(10,791)
Total Net Assets - 100.0%		$329,515

JNL/Franklin Templeton Founding Strategy Fund

Portfolio Composition:	Percentage of Total Investments
Global Equity	66.6%
Domestic Balanced	33.4
Total Investments	100.0%

	Shares/Par (p)	Value
INVESTMENT COMPANIES - 100.0%
JNL/Franklin Templeton Global Growth Fund (60.1%) (b)	44,990	$443,153
JNL/Franklin Templeton Income Fund (24.2%) (b)	40,183	446,839
JNL/Franklin Templeton Mutual Shares Fund (47.1%) (b)	43,062	446,981
Total Investment Companies (cost $1,165,976)		1,336,973

Total Investments - 100.0% (cost $1,165,976)		1,336,973
Other Assets and Liabilities, Net - (0.0%)		(98)
Total Net Assets - 100.0%		$1,336,875

See accompanying Notes to Financial Statements.

JNL/Franklin Templeton Global Growth Fund * (z)

Portfolio Composition:	Percentage of Total Investments
Financials	18.7%
Health Care	14.1
Consumer Discretionary	12.0
Energy	11.9
Information Technology	11.8
Industrials	11.2
Telecommunication Services	6.8
Materials	3.2
Consumer Staples	2.4
Short Term Investments	7.9
Total Investments	100.0%

	Shares/Par (p)	Value
COMMON STOCKS - 95.3%

CONSUMER DISCRETIONARY - 12.4%
Comcast Corp. - Special Class A	316	$12,534
Compagnie Generale des Etablissements Michelin	88	7,846
Kingfisher Plc	1,341	6,989
Time Warner Cable Inc.	76	8,587
Time Warner Inc.	60	3,462
Toyota Motor Corp.	148	8,945
Twenty-First Century Fox Inc. - Class A	238	7,757
Viacom Inc. - Class B	113	7,688
Other Securities		27,670
		91,478
CONSUMER STAPLES - 2.5%
CVS Caremark Corp.	152	8,703
Tesco Plc	1,510	7,606
Other Securities		2,296
		18,605
ENERGY - 12.3%
Baker Hughes Inc.	221	10,214
Galp Energia SGPS SA	578	8,564
Halliburton Co.	255	10,618
Royal Dutch Shell Plc	3	92
Royal Dutch Shell Plc - Class B	201	6,650
Talisman Energy Inc.	981	11,190
Total SA (e)	153	7,465
Other Securities		36,090
		90,883
FINANCIALS - 19.4%
AXA SA	435	8,567
BNP Paribas	167	9,169
Citigroup Inc.	257	12,325
Credit Suisse Group AG	340	9,012
ING Groep NV - CVA (c)	1,055	9,643
JPMorgan Chase & Co.	140	7,391
Morgan Stanley	399	9,740
Swiss Re AG	102	7,605
UniCredit SpA	1,596	7,462
Other Securities		62,016
		142,930
HEALTH CARE - 14.6%
Amgen Inc.	152	14,958
Elan Corp. Plc - ADR (c)	474	6,708
GlaxoSmithKline Plc	371	9,280
Medtronic Inc.	212	10,921
Merck & Co. Inc.	200	9,288
Merck KGaA	56	8,573
Pfizer Inc.	395	11,073
Roche Holding AG	48	11,943
Sanofi SA	124	12,826
Other Securities		12,009
		107,579
INDUSTRIALS - 11.6%
Deutsche Lufthansa AG (c)	545	11,036
International Consolidated Airlines Group SA (c)	2,967	11,901
Koninklijke Philips Electronics NV	286	7,796
Randstad Holding NV	245	10,060
United Parcel Service Inc. - Class B	79	6,854
Other Securities		37,985
		85,632
INFORMATION TECHNOLOGY - 12.2%
Cisco Systems Inc.	498	12,116
Hewlett-Packard Co.	367	9,098
Microsoft Corp.	505	17,452
Samsung Electronics Co. Ltd. - GDR (q)	2	1,323
Samsung Electronics Co. Ltd. - GDR	17	10,016
SAP AG	92	6,701
Telefonaktiebolaget LM Ericsson - Class B	632	7,169
Other Securities		26,119
		89,994
MATERIALS - 3.3%
Akzo Nobel NV	129	7,279
CRH Plc	451	9,128
POSCO Inc. - ADR (e)	107	6,961
Other Securities		714
		24,082
TELECOMMUNICATION SERVICES - 7.0%
Singapore Telecommunications Ltd.	2,505	7,419
Sprint Nextel Corp. (c)	1,281	8,995
Vodafone Group Plc	3,595	10,303
Other Securities		25,398
		52,115
Total Common Stocks (cost $633,391)		703,298

SHORT TERM INVESTMENTS - 8.2%

Investment Companies - 4.7%
JNL Money Market Fund, 0.01% (a) (h)	34,271	34,271

Securities Lending Collateral - 3.5%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	25,913	25,913
Total Short Term Investments (cost $60,184)		60,184

Total Investments - 103.5% (cost $693,575)		763,482
Other Assets and Liabilities, Net - (3.5%)		(25,610)
Total Net Assets - 100.0%		$737,872

JNL/Franklin Templeton Global Multisector Bond Fund * (z)

Portfolio Composition:	Percentage of Total Investments
Government Securities	61.1%
Energy	2.4
Consumer Discretionary	2.2
Financials	1.7
Telecommunication Services	1.5
Materials	1.3
Information Technology	0.8
Health Care	0.7
Industrials	0.7
Utilities	0.5
Consumer Staples	0.4
Short Term Investments	26.7
Total Investments	100.0%

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
CORPORATE BONDS AND NOTES - 12.0%

CONSUMER DISCRETIONARY - 2.2%
DISH DBS Corp.
5.88%, 07/15/22	$900	$913
5.00%, 03/15/23	700	674
Echostar DBS Corp., 7.13%, 02/01/16	400	433
Edcon Pty Ltd.
9.50%, 03/01/18 (r), EUR	3,400	4,100
9.50%, 03/01/18 (r)	1,650	1,543
Goodyear Tire & Rubber Co., 6.50%, 03/01/21	2,500	2,544
Pinnacle Entertainment Inc.
8.75%, 05/15/20	400	429
7.75%, 04/01/22 (e)	1,600	1,672
Univision Communications Inc.
6.88%, 05/15/19 (r)	500	525
6.75%, 09/15/22 (r)	1,200	1,260
5.13%, 05/15/23 (r)	500	473
Other Securities		13,522
		28,088
CONSUMER STAPLES - 0.4%
Reynolds Group Issuer Inc.
9.00%, 04/15/19 (e)	1,800	1,859
9.88%, 08/15/19	300	321
Other Securities		2,693
		4,873
ENERGY - 2.4%
Chaparral Energy Inc.
8.25%, 09/01/21	1,500	1,579
7.63%, 11/15/22	600	612
Cie Generale de Geophysique - Veritas, 6.50%, 06/01/21	1,900	1,919
Compagnie Generale de Geophysique SA, 7.75%, 05/15/17	100	102
Offshore Group Investment Ltd.
7.50%, 11/01/19 (e)	2,100	2,189
7.13%, 04/01/23 (r)	100	98
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (r)	1,700	1,649
5.63%, 04/15/23 (r)	800	756
Samson Investment Co., 10.00%, 02/15/20 (e) (r)	2,000	2,107
Other Securities		19,760
		30,771
FINANCIALS - 1.7%
Alfa Bank OJSC Via Alfa Bond Issuance Plc
7.88%, 09/25/17 (r)	4,800	5,094
7.75%, 04/28/21 (r)	5,750	5,922
Other Securities		11,376
		22,392
HEALTH CARE - 0.7%
HCA Inc.
7.50%, 02/15/22 (e)	700	775
5.88%, 03/15/22	1,300	1,334
Valeant Pharmaceutical International Inc., 6.38%, 10/15/20 (r)	1,800	1,780
VPII Escrow Corp., 7.50%, 07/15/21 (r)	600	621
Other Securities		5,245
		9,755
INDUSTRIALS - 0.7%
CHC Helicopter SA, 9.25%, 10/15/20 (e)	2,100	2,152
Other Securities		7,404
		9,556
INFORMATION TECHNOLOGY - 0.8%
Equinix Inc., 5.38%, 04/01/23	2,000	1,960
First Data Corp.
8.25%, 01/15/21 (r)	600	612
11.25%, 01/15/21 (r)	200	199
12.63%, 01/15/21	1,700	1,798
Freescale Semiconductor Inc.
8.05%, 02/01/20	1,900	1,924
5.00%, 05/15/21 (e) (r)	500	475
Other Securities		3,211
		10,179
MATERIALS - 1.3%
Cemex SAB de CV Convertible Bond, 9.00%, 01/11/18 (r)	5,600	5,880
FMG Resources August 2006 Pty Ltd.
6.00%, 04/01/17 (e) (r)	400	389
6.88%, 02/01/18 (e) (r)	1,900	1,876
Inmet Mining Corp.
8.75%, 06/01/20 (r)	1,900	1,943
7.50%, 06/01/21 (r)	400	383
Other Securities		6,351
		16,822
TELECOMMUNICATION SERVICES - 1.3%
Frontier Communications Corp.
8.50%, 04/15/20	100	110
8.75%, 04/15/22	700	763
7.13%, 01/15/23 (e)	1,000	995
7.63%, 04/15/24	200	201
Intelsat Jackson Holdings SA
7.50%, 04/01/21 (e)	1,800	1,890
5.50%, 08/01/23 (r)	800	752
Sprint Nextel Corp.
9.00%, 11/15/18 (r)	1,300	1,521
7.00%, 03/01/20 (r)	100	108
6.00%, 11/15/22	900	882
Other Securities		9,573
		16,795
UTILITIES - 0.5%
Calpine Corp.
7.25%, 10/15/17 (r)	500	521
7.88%, 07/31/20 (r)	500	543
7.88%, 01/15/23 (r)	1,240	1,333
7.88%, 01/15/23 (q)	90	97
InterGen NV
9.00%, 06/30/17 (e) (r)	1,700	1,754
7.00%, 06/30/23 (r)	1,300	1,267
Other Securities		1,196
		6,711
Total Corporate Bonds and Notes (cost $156,093)		155,942

GOVERNMENT AND AGENCY OBLIGATIONS - 61.0%

GOVERNMENT SECURITIES - 61.0%
Sovereign - 59.6%
Canada Government Bond
2.50%, 09/01/13, CAD	1,198	1,142
1.00%, 02/01/14, CAD	6,331	6,017
2.00%, 03/01/14, CAD	1,398	1,337

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
2.25%, 08/01/14, CAD	1,547	1,488
1.00%, 11/01/14, CAD	4,310	4,088
2.00%, 12/01/14, CAD	400	385
2.00%, 12/01/14, CAD	2,994	2,879
1.00%, 02/01/15, CAD	9,169	8,692
Ghana Government Bond
14.00%, 10/13/14, GHS	50	23
14.99%, 02/23/15, GHS	5,520	2,513
24.00%, 05/25/15, GHS	17,482	9,068
21.00%, 10/26/15, GHS	23,943	11,889
19.24%, 05/30/16, GHS	4,310	2,089
26.00%, 06/05/17, GHS	910	511
23.00%, 08/21/17, GHS	2,440	1,277
Hungary Government Bond
5.50%, 02/12/14, HUF	16,200	72
6.75%, 08/22/14, HUF	2,050,000	9,299
7.75%, 08/24/15, HUF	42,700	200
6.75%, 11/24/17, HUF	2,200,000	10,229
Hungary Government International Bond
4.38%, 07/04/17, EUR	5,000	6,443
5.75%, 06/11/18 (q), EUR	5,500	7,338
Iceland Government International Bond
4.88%, 06/16/16 (r)	4,700	4,911
5.88%, 05/11/22 (r)	2,800	2,966
Ireland Government Bond
5.50%, 10/18/17 (q), EUR	1,934	2,783
5.90%, 10/18/19 (e), EUR	2,193	3,214
4.50%, 04/18/20, EUR	2,496	3,392
5.00%, 10/18/20, EUR	11,512	16,056
5.40%, 03/13/25, EUR	23,711	33,459
Kommuninvest I Sverige AB, 2.25%, 05/05/14, SEK	67,380	10,138
Korea Monetary Stabilization Bond
0.00%,07/09/13 (j), KRW	3,579,000	3,132
3.90%, 08/02/13, KRW	43,550,000	38,176
2.57%, 06/09/14, KRW	7,029,000	6,163
2.82%, 08/02/14, KRW	2,289,500	2,007
2.78%, 10/02/14, KRW	35,131,000	30,774
2.84%, 12/02/14, KRW	9,784,180	8,575
2.74%, 02/02/15, KRW	22,958,390	20,079
2.47%, 04/02/15, KRW	31,819,150	27,692
Korea Treasury Bond
3.00%, 12/10/13, KRW	23,200,000	20,348
3.25%, 12/10/14, KRW	4,042,000	3,563
3.25%, 06/10/15, KRW	1,946,700	1,717
2.75%, 12/10/15, KRW	23,891,140	20,854
Lithuania Government International Bond, 6.13%, 03/09/21 (e) (r)	4,040	4,505
Malaysia Government Bond
3.46%, 07/31/13, MYR	58,800	18,618
5.09%, 04/30/14, MYR	4,055	1,305
3.43%, 08/15/14, MYR	120,340	38,223
3.74%, 02/27/15, MYR	34,470	11,006
3.84%, 08/12/15, MYR	27,500	8,798
4.72%, 09/30/15, MYR	21,700	7,094
3.20%, 10/15/15, MYR	30	9
Mexico Bonos
8.00%, 12/19/13, MXN	92,630	7,280
7.00%, 06/19/14, MXN	6,302	500
9.50%, 12/18/14, MXN	233,270	19,346
6.00%, 06/18/15, MXN	30,448	2,421
8.00%, 12/17/15, MXN	152,145	12,697
6.25%, 06/16/16, MXN	23,998	1,942
Monetary Authority of Singapore, 0.00%, 07/05/13 (j), SGD	4,514	3,561
Philippine Government Bond
6.25%, 01/27/14, PHP	679,200	16,094
7.00%, 01/27/16, PHP	2,100	53
9.13%, 09/04/16, PHP	1,120	31
Poland Government Bond
1.25%, 07/25/13, PLN	3,730	1,120
5.00%, 10/24/13, PLN	42,400	12,843
5.75%, 04/25/14, PLN	48,000	14,774
5.50%, 04/25/15, PLN	1,664	522
0.00%,07/25/15 (j), PLN	75,542	21,353
6.25%, 10/24/15, PLN	1,664	535
0.00%,01/25/16 (j), PLN	25,552	7,088
Republic of Latvia
5.25%, 02/22/17 (r)	2,000	2,162
5.25%, 06/16/21 (e) (r)	2,500	2,631
Republic of Serbia
10.00%, 03/01/15, RSD	104,000	1,168
4.88%, 02/25/20 (r)	4,280	3,895
7.25%, 09/28/21 (r)	10,700	11,021
Serbia Treasury Bond
10.00%, 04/27/15, RSD	79,230	887
10.00%, 04/27/15, RSD	129,100	1,445
10.00%, 09/14/15, RSD	693,100	7,710
10.00%, 09/28/15, RSD	9,500	106
10.00%, 12/06/15, RSD	25,400	281
10.00%, 11/08/17, RSD	41,770	442
Singapore Government Bond
0.25%, 02/01/14, SGD	26,000	20,511
3.63%, 07/01/14, SGD	19,400	15,820
Slovenia Government International Bond
5.50%, 10/26/22 (r)	9,006	8,286
5.85%, 05/10/23 (e) (r)	11,615	10,802
Sri Lanka Government Bond
11.00%, 09/01/15, LKR	30,100	231
8.00%, 06/01/16, LKR	473,000	3,361
5.80%, 01/15/17, LKR	173,200	1,124
5.80%, 07/15/17, LKR	95,100	605
8.50%, 04/01/18, LKR	350,450	2,412
8.50%, 06/01/18, LKR	2,010	14
8.50%, 07/15/18, LKR	7,270	50
9.00%, 05/01/21, LKR	296,620	1,975
Sweden Government Bond
1.50%, 08/30/13, SEK	19,010	2,837
6.75%, 05/05/14, SEK	225,920	35,321
Ukraine Government International Bond
6.25%, 06/17/16 (e) (r)	580	538
6.58%, 11/21/16 (e) (r)	696	646
9.25%, 07/24/17 (r)	8,610	8,588
6.75%, 11/14/17 (r)	7,360	6,734
7.75%, 09/23/20 (r)	1,157	1,056
7.95%, 02/23/21 (e) (r)	9,300	8,556
7.80%, 11/28/22 (r)	6,410	5,721
7.50%, 04/17/23 (r)	2,720	2,387
Uruguay Notas del Tesoro
9.00%, 01/27/14, UYU	16,525	807
9.00%, 01/27/14, UYU	89,840	4,386
9.75%, 06/14/14, UYU	35,153	1,723
7.00%, 12/23/14, UYU	28,324	1,513
10.50%, 03/21/15, UYU	152,454	7,556
4.00%, 06/14/15, UYU	25,402	1,286
10.25%, 08/22/15, UYU	131,038	6,492
9.50%, 01/27/16, UYU	190,813	9,329
2.75%, 06/16/16, UYU	80,620	4,028
4.25%, 01/05/17, UYU	4,853	256
11.00%, 03/21/17, UYU	19,910	1,019
2.25%, 08/23/17, UYU	25,816	1,280
4.00%, 06/10/20, UYU	93,739	5,284
2.50%, 09/27/22, UYU	51,030	2,588
Other Securities		1,597
		777,163

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Treasury Inflation Index Securities - 1.4%
Mexico Government Inflation Indexed Bond
4.50%, 12/18/14 (s), MXN	2,550	209
5.00%, 06/16/16 (s), MXN	6,545	561
3.50%, 12/14/17 (s), MXN	6,853	569
4.00%, 06/13/19 (s), MXN	4,779	409
2.50%, 12/10/20 (s), MXN	3,796	299
Uruguay Government International Inflation Indexed Bond
4.00%, 05/25/25 (s), UYU	51,573	2,982
4.25%, 04/05/27 (s), UYU	13,157	736
4.38%, 12/15/28 (s), UYU	127,321	7,238
Uruguay Inflation Indexed Notas del Tesoro
4.00%, 06/14/15 (s), UYU	108,077	5,473
3.25%, 01/27/19 (s), UYU	237	12
		18,488
Total Government and Agency Obligations (cost $797,197)		795,651

OTHER EQUITY INTERESTS - 0.2%
Wind Acquisition Finance SA (r) (u)	2,100	2,184
Total Other Equity Interests (cost $2,019)		2,184

SHORT TERM INVESTMENTS - 26.5%

Investment Companies - 12.9%
JNL Money Market Fund, 0.01% (a) (h)	168,837	168,837

Securities Lending Collateral - 2.9%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	38,461	38,461

Treasury Securities - 10.7%
Bank Negara Malaysia Monetary Notes
0.89%, 09/26/13, MYR	24,655	7,748
0.93%, 10/08/13, MYR	1,665	523
0.88%, 02/06/14, MYR	31,140	9,680
0.88%, 02/18/14, MYR	16,895	5,247
0.88%, 02/20/14, MYR	13,550	4,207
0.89%, 02/20/14, MYR	3,990	1,239
0.89%, 02/25/14, MYR	13,510	4,193
0.89%, 03/13/14, MYR	3,295	1,021
0.89%, 03/27/14, MYR	30	9
0.89%, 04/24/14, MYR	110	34
0.88%, 05/20/14, MYR	60	19
Canada Treasury Bill, 0.94%, 08/15/13, CAD	757	719
Hungary Treasury Bill
0.02%, 07/17/13, HUF	105,700	466
0.02%, 07/24/13, HUF	118,400	521
Korea Monetary Stabilization Bond, 09/10/13, KRW	6,950,900	6,056
Mexico Cetes
0.29%, 10/31/13, MXN	10,070	767
0.29%, 11/14/13, MXN	15,240	1,159
0.30%, 01/09/14, MXN	34,313	2,592
0.29%, 04/03/14, MXN	86,408	6,468
0.29%, 04/30/14, MXN	66,332	4,951
Philippine Treasury Bill
0.02%, 09/04/13, PHP	136,000	3,137
0.02%, 12/04/13, PHP	205,000	4,709
0.01%, 12/11/13, PHP	5,910	136
0.02%, 06/04/14, PHP	339,510	7,715
Serbia Treasury Bill
0.14%, 12/12/13, RSD	72,600	795
0.12%, 03/13/14, RSD	28,100	301
Singapore Treasury Bill
0.13%, 07/11/13, SGD	1,737	1,370
0.16%, 08/22/13, SGD	2,750	2,169
0.23%, 08/22/13, SGD	14,467	11,410
0.17%, 09/05/13, SGD	6,303	4,970
0.19%, 10/04/13, SGD	9,040	7,127
0.21%, 11/15/13, SGD	1,190	938
Sweden Treasury Bill
0.13%, 09/18/13, SEK	11,585	1,724
0.13%, 12/18/13, SEK	11,680	1,734
Uruguay Treasury Bill
0.43%, 07/02/13, UYU	2,740	134
0.44%, 07/05/13, UYU	50,659	2,477
0.43%, 07/16/13, UYU	9,048	441
0.41%, 08/09/13, UYU	28,170	1,365
0.44%, 08/15/13, UYU	4,010	194
0.46%, 08/21/13, UYU	260	13
0.41%, 09/09/13, UYU	398,730	19,185
0.44%, 09/11/13, UYU	3,850	185
0.42%, 09/13/13, UYU	11,675	561
0.44%, 10/02/13, UYU	4,030	193
0.41%, 10/18/13, UYU	4,666	222
0.44%, 10/23/13, UYU	20,325	966
0.41%, 11/22/13, UYU	5,279	249
0.41%, 12/27/13, UYU	4,110	192
0.44%, 04/11/14, UYU	36,465	1,662
0.42%, 05/16/14, UYU	18,480	835
0.43%, 07/24/14, UYU	19,230	854
0.42%, 09/11/14, UYU	2,840	125
0.42%, 12/18/14, UYU	7,590	326
0.42%, 02/05/15, UYU	3,680	156
0.42%, 03/26/15, UYU	50,965	2,125
0.41%, 05/14/15, UYU	38,668	1,592
		139,906
Total Short Term Investments (cost $350,362)		347,204

Total Investments - 99.7% (cost $1,305,671)		1,300,981
Other Assets and Liabilities, Net - 0.3%		3,879
Total Net Assets - 100.0%		$1,304,860

JNL/Franklin Templeton Income Fund * (z)

Portfolio Composition:	Percentage of Total Investments
Energy	16.9%
Financials	12.7
Utilities	12.5
Materials	8.8
Health Care	8.1
Information Technology	7.7
Consumer Discretionary	7.4
Industrials	5.5
Telecommunication Services	4.4
Consumer Staples	2.3
Short Term Investments	13.7
Total Investments	100.0%

	Shares/Par (p)	Value
COMMON STOCKS - 50.0%

CONSUMER DISCRETIONARY - 0.4%
Other Securities		$7,280

CONSUMER STAPLES - 0.8%
Other Securities		15,806

ENERGY - 9.3%
BP Plc - ADR	680	28,383
Canadian Oil Sands Ltd.	563	10,430
Chesapeake Energy Corp.	190	3,872
Chevron Corp.	126	14,899
Exxon Mobil Corp.	170	15,360

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Royal Dutch Shell Plc - ADR	668	42,644
Schlumberger Ltd.	152	10,899
Spectra Energy Corp.	300	10,352
Other Securities		34,416
		171,255
FINANCIALS - 6.1%
Bank of America Corp.	970	12,474
BlackRock Inc.	44	11,353
JPMorgan Chase & Co.	443	23,386
Wells Fargo & Co.	955	39,405
Other Securities		26,677
		113,295
HEALTH CARE - 6.2%
Johnson & Johnson	275	23,611
Merck & Co. Inc.	757	35,153
Pfizer Inc.	662	18,554
Roche Holding AG	96	23,703
Sanofi SA - ADR	250	12,878
		113,899
INDUSTRIALS - 3.2%
General Electric Co.	1,219	28,273
Other Securities		30,092
		58,365
INFORMATION TECHNOLOGY - 3.1%
Intel Corp.	1,050	25,428
Other Securities		32,365
		57,793
MATERIALS - 6.7%
Agrium Inc. (e)	135	11,739
BHP Billiton Plc	513	13,078
Dow Chemical Co.	678	21,824
E.I. du Pont de Nemours & Co.	253	13,288
LyondellBasell Industries NV - Class A	270	17,890
Newmont Mining Corp.	343	10,261
Rio Tinto Plc - ADR (e)	375	15,405
Other Securities		20,319
		123,804
TELECOMMUNICATION SERVICES - 2.0%
AT&T Inc.	500	17,700
Other Securities		19,109
		36,809
UTILITIES - 12.2%
American Electric Power Co. Inc.	250	11,195
Dominion Resources Inc.	250	14,216
Duke Energy Corp.	375	25,346
Dynegy Inc. (c) (e)	473	10,656
Entergy Corp.	200	13,936
Exelon Corp.	460	14,205
NextEra Energy Inc.	233	19,004
PG&E Corp.	566	25,897
PPL Corp.	404	12,216
Sempra Energy	175	14,308
Southern Co.	385	16,997
Other Securities		46,355
		224,331
Total Common Stocks (cost $849,339)		922,637

PREFERRED STOCKS - 7.2%

CONSUMER DISCRETIONARY - 0.1%
Other Securities		2,649

ENERGY - 1.2%
Chesapeake Energy Corp., Convertible Preferred, 5.75% (m) (r)	5	4,615
Sanchez Energy Corp., Convertible Preferred, 4.88% (m) (r)	50	2,881
Sanchez Energy Corp., Convertible Preferred, 6.50%, Class B (m) (r)	80	4,735
SandRidge Energy Inc., Convertible Preferred, 7.00% (m)	50	4,284
Other Securities		5,150
		21,665
FINANCIALS - 5.4%
Bank of America Corp., Convertible Preferred, 7.25%, Series L (m)	12	13,182
JPMorgan Chase & Co. Equity Linked Note (Bank of America Corp.), 6.50% (r)	1,595	19,900
Royal Bank of Canada Equity Linked Note (Halliburton Co.), 7.00% (r)	475	19,757
Wells Fargo & Co., Convertible Preferred, 7.50%, Series L (m)	9	10,149
Other Securities		36,087
		99,075
MATERIALS - 0.2%
Other Securities		3,199

UTILITIES - 0.3%
Dominion Resources Inc., Convertible Preferred, 6.13%	37	1,832
Dominion Resources Inc., Convertible Preferred, 6.00%	37	1,827
NextEra Energy Inc., Convertible Preferred, 5.89%	48	2,655
		6,314
Total Preferred Stocks (cost $147,149)		132,902

WARRANTS - 0.0%
Dynegy Inc. (c)	33	61
Other Securities		374
Total Warrants (cost $1,821)		435

CORPORATE BONDS AND NOTES - 38.2%

CONSUMER DISCRETIONARY - 7.7%
Chrysler Group LLC
8.00%, 06/15/19 (e)	$6,000	6,547
8.25%, 06/15/21 (e)	6,400	7,064
Clear Channel Communications Inc.
10.75%, 08/01/16 (e)	1,000	868
9.00%, 12/15/19 (e) (r)	2,356	2,285
9.00%, 03/01/21	16,000	15,200
Clear Channel Communications Inc. Term Loan, 6.95%, 01/30/19 (i)	10,000	9,094
Other Securities		100,499
		141,557
CONSUMER STAPLES - 1.7%
Other Securities		32,222

ENERGY - 8.3%
Chesapeake Energy Corp.
6.50%, 08/15/17 (e)	4,000	4,290
7.25%, 12/15/18 (e)	5,000	5,575
5.75%, 03/15/23 (e)	8,500	8,606
Chesapeake Energy Corp. Term Loan, 5.75%, 12/02/17 (i)	6,000	6,074

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Sabine Pass Liquefaction LLC, 5.63%, 02/01/21 (r)	7,500	7,275
Sabine Pass LNG LP
7.50%, 11/30/16	2,500	2,691
6.50%, 11/01/20 (r)	2,500	2,525
Sanchez Energy Corp, 7.75%, 06/15/21 (e) (r)	4,600	4,485
SandRidge Energy Inc.
8.75%, 01/15/20	2,000	2,040
7.50%, 03/15/21	4,400	4,202
7.50%, 02/15/23 (e)	1,800	1,710
Other Securities		102,866
		152,339
FINANCIALS - 2.6%
Bank of America Corp., 8.13%, (callable at 100 beginning 05/15/18) (e) (m)	1,000	1,125
JPMorgan Chase & Co., 7.90%, (callable at 100 beginning 04/30/18) (m)	11,500	12,995
Other Securities		32,968
		47,088
HEALTH CARE - 2.8%
HCA Inc.
6.50%, 02/15/16 (e)	1,200	1,293
6.50%, 02/15/20	4,300	4,652
7.50%, 02/15/22 (e)	4,100	4,541
5.88%, 05/01/23	5,000	5,000
Other Securities		35,289
		50,775
INDUSTRIALS - 2.9%
Other Securities		53,473

INFORMATION TECHNOLOGY - 5.3%
First Data Corp.
11.25%, 03/31/16 (e)	12,002	11,732
8.25%, 01/15/21 (r)	15,914	16,232
12.63%, 01/15/21	11,000	11,632
8.75%, 01/15/22 (r)	3,198	3,286
First Data Corp. Extended Term Loan, 4.19%, 03/24/18 (i)	9,123	8,884
Freescale Semiconductor Inc.
10.13%, 12/15/16 (e)	1,060	1,088
10.13%, 03/15/18 (r)	1,473	1,594
9.25%, 04/15/18 (r)	4,000	4,310
8.05%, 02/01/20 (e)	11,500	11,644
10.75%, 08/01/20	7,786	8,565
Other Securities		19,516
		98,483
MATERIALS - 2.8%
Cemex Finance LLC, 9.38%, 10/12/22 (r)	1,800	1,962
Cemex SAB de CV
3.25%, 03/15/16 (y)	3,625	4,400
9.00%, 01/11/18 (r) (y)	6,000	6,300
3.75%, 03/15/18 (y)	2,125	2,618
5.88%, 03/25/19 (e) (r)	2,000	1,940
Other Securities		34,445
		51,665
TELECOMMUNICATION SERVICES - 2.8%
Sprint Nextel Corp.
9.13%, 03/01/17	3,300	3,795
8.38%, 08/15/17	90	101
9.00%, 11/15/18 (r)	7,500	8,775
7.00%, 08/15/20 (e)	5,000	5,250
11.50%, 11/15/21	7,500	9,975
Other Securities		24,525
		52,421
UTILITIES - 1.3%
Other Securities		24,093
Total Corporate Bonds and Notes (cost $678,688)		704,116

OTHER EQUITY INTERESTS - 0.0%
Dynegy Holdings LLC (f) (q) (u)	11,000	—
Dynegy Holdings LLC (f) (q) (u)	3,500	—
Other Securities		1
Total Other Equity Interests (cost $14)		1

SHORT TERM INVESTMENTS - 15.2%

Investment Companies - 5.1%
JNL Money Market Fund, 0.01% (a) (h)	94,326	94,326

Securities Lending Collateral - 10.1%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	185,671	185,671
Total Short Term Investments (cost $279,997)		279,997

Total Investments - 110.6% (cost $1,957,008)		2,040,088
Other Assets and Liabilities, Net - (10.6%)		(195,245)
Total Net Assets - 100.0%		$1,844,843

JNL/Franklin Templeton International Small Cap Growth Fund

Portfolio Composition:	Percentage of Total Investments
Industrials	35.2%
Financials	21.2
Consumer Discretionary	18.3
Consumer Staples	11.3
Materials	3.2
Information Technology	2.3
Short Term Investments	8.5
Total Investments	100.0%

	Shares/Par (p)	Value
COMMON STOCKS - 93.9%

CONSUMER DISCRETIONARY - 18.8%
Asatsu-DK Inc. (e)	277	$6,448
Beneteau SA (c)	701	7,752
Carpetright Plc (c)	1,007	8,963
Dignity Plc	313	6,505
Headlam Group Plc	1,365	7,421
JUMBO SA	1,305	12,927
Sankyo Co. Ltd.	174	8,217
		58,233
CONSUMER STAPLES - 11.6%
Aderans Holdings Co. Ltd.	662	9,189
C&C Group Plc	1,810	9,820
McBride Plc	2,626	4,433
Sligro Food Group NV	369	12,343
		35,785
FINANCIALS - 21.8%
ARA Asset Management Ltd. (r)	4,779	6,548
Arch Capital Group Ltd. (c)	212	10,920
Daibiru Corp.	565	6,299
Euler Hermes SA	145	14,638
Fairfax Financial Holdings Ltd.	26	10,067
RHJ International (c) (e)	1,643	7,742
Savills Plc	1,306	11,338
		67,552

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
INDUSTRIALS - 36.1%
DCC Plc	254	9,916
Experian Plc	423	7,344
Flughafen Wien AG	79	4,516
Grafton Group Plc	1,974	13,792
Irish Continental Group Plc	250	7,237
Keller Group Plc	490	7,393
Michael Page International Plc	1,950	11,029
Morgan Sindall Group Plc	443	4,106
Panalpina Welttransport Holding AG	7	723
Prysmian SpA	601	11,216
Sthree Plc	895	4,522
Uponor Oyj (e)	734	10,982
Vesuvius Plc	1,500	8,405
Zardoya Otis SA	747	10,574
		111,755
INFORMATION TECHNOLOGY - 2.3%
Neopost SA (e)	110	7,258

MATERIALS - 3.3%
Alent Plc	2,033	10,088
Total Common Stocks (cost $255,851)		290,671

SHORT TERM INVESTMENTS - 8.7%

Investment Companies - 5.8%
JNL Money Market Fund, 0.01% (a) (h)	18,066	18,066

Securities Lending Collateral - 2.9%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	8,996	8,996
Total Short Term Investments (cost $27,062)		27,062

Total Investments - 102.6% (cost $282,913)		317,733
Other Assets and Liabilities, Net - (2.6%)		(8,113)
Total Net Assets - 100.0%		$309,620

JNL/Franklin Templeton Mutual Shares Fund * (z)

Portfolio Composition:	Percentage of Total Investments
Financials	16.9%
Consumer Staples	13.8
Information Technology	11.5
Energy	11.1
Health Care	11.0
Consumer Discretionary	9.9
Industrials	5.0
Materials	4.8
Utilities	3.5
Telecommunication Services	2.6
Other Equity Interests	1.3
Non-U.S. Government Agency ABS	0.1
Short Term Investments	8.5
Total Investments	100.0%

	Shares/Par (p)	Value
COMMON STOCKS - 86.2%

CONSUMER DISCRETIONARY - 8.0%
British Sky Broadcasting Group Plc	679	$8,178
General Motors Co. (c)	319	10,612
Kohl’s Corp.	150	7,572
News Corp. - Class B	586	19,239
Reed Elsevier Plc	1,116	12,694
Time Warner Cable Inc.	100	11,238
Other Securities		6,905
		76,438
CONSUMER STAPLES - 13.9%
Altria Group Inc.	281	9,842
Avon Products Inc.	375	7,882
British American Tobacco Plc	329	16,857
CVS Caremark Corp.	363	20,760
Imperial Tobacco Group Plc	397	13,759
Kroger Co.	467	16,122
Lorillard Inc.	223	9,746
Walgreen Co.	219	9,688
Other Securities		27,943
		132,599
ENERGY - 11.2%
Apache Corp.	182	15,276
Baker Hughes Inc.	226	10,417
CONSOL Energy Inc.	305	8,253
Marathon Oil Corp.	480	16,603
Royal Dutch Shell Plc - Class A	461	14,719
Transocean Ltd.	216	10,353
Other Securities		30,512
		106,133
FINANCIALS - 17.0%
ACE Ltd.	162	14,452
Alleghany Corp. (c)	25	9,662
American International Group Inc. (c)	464	20,756
Citigroup Inc.	234	11,222
JPMorgan Chase & Co.	145	7,666
MetLife Inc.	255	11,652
Morgan Stanley	393	9,600
PNC Financial Services Group Inc.	236	17,236
White Mountains Insurance Group Ltd.	17	9,852
Other Securities		49,620
		161,718
HEALTH CARE - 11.1%
CIGNA Corp.	241	17,438
Medtronic Inc.	376	19,357
Merck & Co. Inc.	627	29,117
Teva Pharmaceutical Industries Ltd. - ADR	260	10,183
WellPoint Inc.	102	8,366
Other Securities		21,069
		105,530
INDUSTRIALS - 4.4%
A P Moller - Maersk A/S - Class B	1	9,593
Other Securities		31,825
		41,418
INFORMATION TECHNOLOGY - 11.6%
Apple Inc.	46	18,331
Cisco Systems Inc.	564	13,705
Dell Inc.	603	8,046
Hewlett-Packard Co.	390	9,673
Microsoft Corp.	772	26,643
Symantec Corp.	411	9,225
TE Connectivity Ltd.	195	8,877
Xerox Corp.	1,222	11,084
Other Securities		4,768
		110,352
MATERIALS - 4.9%
Freeport-McMoRan Copper & Gold Inc. (e)	466	12,872
International Paper Co.	254	11,273
Other Securities		22,129
		46,274

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
TELECOMMUNICATION SERVICES - 1.8%
Vodafone Group Plc	5,929	16,990

UTILITIES - 2.3%
NRG Energy Inc.	278	7,420
Other Securities		14,161
		21,581
Total Common Stocks (cost $699,311)		819,033

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.1%
Other Securities		683
Total Non-U.S. Government Agency Asset-Backed Securities (cost $674)		683

CORPORATE BONDS AND NOTES - 4.8%

CONSUMER DISCRETIONARY - 1.9%
Clear Channel Communications Inc., 9.00%, 12/15/19 (r)	6,741	6,539
Clear Channel Communications Inc. Term Loan B, 3.85%, 01/29/16 (i)	5,247	4,785
Clear Channel Communications Inc. Term Loan C, 3.85%, 01/29/16 (i)	563	506
Other Securities		6,097
		17,926
FINANCIALS - 0.0%
Other Securities		—

INDUSTRIALS - 0.7%
Other Securities		6,718

TELECOMMUNICATION SERVICES - 0.9%
Other Securities		8,323

UTILITIES - 1.3%
Texas Competitive Electric Holdings Co. LLC
10.25%, 11/01/15	5,763	533
11.50%, 10/01/20 (r)	4,182	3,126
Texas Competitive Electric Holdings Co. LLC Term Loan, 4.69%, 10/10/17 (i)	11,682	8,140
Other Securities		521
		12,320
Total Corporate Bonds and Notes (cost $46,971)		45,287

OTHER EQUITY INTERESTS - 1.2%
Lehman Brothers Holdings Inc. Bankruptcy Claims (f) (u)	27,190	11,828
Other Securities		146
Total Other Equity Interests (cost $12,162)		11,974

SHORT TERM INVESTMENTS - 8.5%

Investment Companies - 8.5%
JNL Money Market Fund, 0.01% (a) (h)	80,954	80,954

Securities Lending Collateral - 0.0%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	—	—
Total Short Term Investments (cost $80,954)		80,954

Total Investments - 100.8% (cost $840,072)		957,931
Other Assets and Liabilities, Net - (0.8%)		(7,605)
Total Net Assets - 100.0%		$950,326

JNL/Franklin Templeton Small Cap Value Fund * (z)

Portfolio Composition:	Percentage of Total Investments
Industrials	32.6%
Consumer Discretionary	22.4
Financials	12.2
Materials	10.1
Energy	9.6
Health Care	3.5
Information Technology	3.3
Utilities	0.6
Short Term Investments	5.7
Total Investments	100.0%

	Shares/Par (p)	Value
COMMON STOCKS - 95.6%

CONSUMER DISCRETIONARY - 22.7%
Brown Shoe Co. Inc.	486	$10,464
Brunswick Corp.	221	7,071
GameStop Corp. - Class A (e)	270	11,352
Gentex Corp.	380	8,752
Group 1 Automotive Inc. (e)	197	12,641
Harman International Industries Inc.	167	9,024
Hillenbrand Inc.	312	7,390
La-Z-Boy Inc.	526	10,666
Maidenform Brands Inc. (c)	535	9,270
Men’s Wearhouse Inc.	357	13,505
Thor Industries Inc.	370	18,202
Other Securities		48,400
		166,737
ENERGY - 9.7%
Atwood Oceanics Inc. (c)	179	9,317
Bristow Group Inc.	196	12,816
Energen Corp.	133	6,966
Helix Energy Solutions Group Inc. (c)	427	9,847
Oil States International Inc. (c)	77	7,161
Tidewater Inc.	208	11,873
Unit Corp. (c)	196	8,333
Other Securities		4,773
		71,086
FINANCIALS - 12.4%
Aspen Insurance Holdings Ltd.	201	7,451
Hanover Insurance Group Inc.	165	8,054
Old Republic International Corp.	623	8,018
Protective Life Corp.	395	15,187
StanCorp Financial Group Inc.	275	13,578
Other Securities		38,682
		90,970
HEALTH CARE - 3.5%
Hill-Rom Holdings Inc.	223	7,507
STERIS Corp.	250	10,709
Teleflex Inc.	102	7,935
		26,151
INDUSTRIALS - 33.1%
AAR Corp.	602	13,236
Apogee Enterprises Inc.	330	7,920
Applied Industrial Technologies Inc.	161	7,776
Carlisle Cos. Inc.	160	9,982
EnPro Industries Inc. (c) (e)	176	8,934
Franklin Electric Co. Inc.	226	7,588
Genesee & Wyoming Inc. - Class A (c)	103	8,696
Granite Construction Inc.	338	10,044
Kennametal Inc.	230	8,915

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Lincoln Electric Holdings Inc.	217	12,405
McGrath RentCorp	297	10,135
Mine Safety Appliances Co.	186	8,663
SkyWest Inc. (e)	530	7,174
Trinity Industries Inc.	341	13,093
Universal Forest Products Inc.	257	10,239
Wabash National Corp. (c)	809	8,239
Other Securities		89,883
		242,922
INFORMATION TECHNOLOGY - 3.4%
Benchmark Electronics Inc. (c)	507	10,189
Other Securities		14,655
		24,844
MATERIALS - 10.3%
A. Schulman Inc.	366	9,827
Cabot Corp.	288	10,781
HB Fuller Co.	214	8,087
Reliance Steel & Aluminum Co.	151	9,926
RPM International Inc.	337	10,770
Sensient Technologies Corp.	259	10,482
Steel Dynamics Inc.	609	9,085
Other Securities		6,576
		75,534
UTILITIES - 0.5%
Other Securities		4,105
Total Common Stocks (cost $579,489)		702,349

SHORT TERM INVESTMENTS - 5.8%

Investment Companies - 4.2%
JNL Money Market Fund, 0.01% (a) (h)	30,906	30,906

Securities Lending Collateral - 1.6%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	11,589	11,589
Total Short Term Investments (cost $42,495)		42,495

Total Investments - 101.4% (cost $621,984)		744,844
Other Assets and Liabilities, Net - (1.4%)		(10,155)
Total Net Assets - 100.0%		$734,689

JNL/Goldman Sachs Core Plus Bond Fund

Portfolio Composition:	Percentage of Total Investments
Government Securities	25.3%
U.S. Government Agency MBS	24.0
Financials	12.2
Non-U.S. Government Agency ABS	6.5
Energy	3.5
Consumer Discretionary	2.8
Telecommunication Services	1.9
Consumer Staples	1.7
Information Technology	1.2
Utilities	1.1
Health Care	1.0
Materials	1.0
Industrials	0.8
Short Term Investments	17.0
Total Investments	100.0%

	Shares/Par (p)	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 8.1%
Adjustable Rate Mortgage Trust REMIC, 2.85%, 04/25/35 (i)	$229	$225
Aire Valley Mortgages Plc
0.63%, 09/20/66 (i), EUR	2,800	3,439
REMIC, 0.49%, 09/20/66 (i) (r)	703	640
Amortizing Residential Collateral Trust REMIC, 1.99%, 08/25/32 (i) (q)	54	11
Asset Backed Securities Corp. Home Equity REMIC, 3.04%, 04/15/33 (i)	34	32
Banc of America Commercial Mortgage Inc. REMIC, 5.80%, 04/10/49 (i)	600	659
Banc of America Funding Corp. REMIC
2.85%, 06/20/36 (i) (r)	1,183	945
5.79%, 10/25/36 (i)	64	53
0.47%, 06/20/47 (i)	1,700	1,014
Banc of America Mortgage Securities Inc. REMIC, 3.11%, 09/25/35 (i)	753	686
BlueMountain CLO Ltd., 0.52%, 03/17/21 (i) (r)	4,205	4,085
Brentwood CLO Corp., 0.54%, 02/01/22 (i) (r)	2,256	2,181
Citigroup Mortgage Loan Trust Inc. REMIC, 3.04%, 12/25/35 (i)	1,113	804
College Loan Corp. Trust, 0.47%, 04/25/24 (i)	2,600	2,442
Commercial Mortgage Asset Trust REMIC, 7.35%, 01/17/32 (i)	353	356
Conseco Financial Corp. REMIC, 7.07%, 01/15/29	46	48
Countrywide Alternative Loan Trust REMIC, 1.67%, 09/25/35 (i)	221	191
Countrywide Asset-Backed Certificates REMIC, 2.07%, 06/25/34 (i) (r)	122	90
Countrywide Home Loan Mortgage Pass-Through Trust REMIC, 2.91%, 02/19/34 (i)	326	326
Deutsche Bank Alternate Loan Trust REMIC, 1.84%, 08/25/35 (i) (r)	215	158
Downey Savings & Loan Association Mortgage Loan Trust REMIC, 1.09%, 03/19/46 (i) (r)	342	230
Educational Services of America Inc., 1.13%, 07/25/23 (i) (r)	941	939
First Union National Bank Commercial Mortgage Trust, Interest Only REMIC, 1.68%, 05/17/32 (i) (q)	1,131	31
FREMF Mortgage Trust REMIC
4.02%, 01/25/47 (i) (r)	650	596
3.95%, 06/25/47 (i) (r)	975	880
GCO Education Loan Funding Trust, 0.40%, 05/25/25 (i)	2,477	2,404
GMAC Mortgage Corp. Loan Trust REMIC
7.00%, 09/25/37 (i)	196	192
7.00%, 09/25/37 (i)	285	285
Granite Master Issuer Plc
0.27%, 12/20/54 (i)	9,934	9,632
0.32%, 12/20/54 (i), EUR	984	1,246
0.33%, 12/20/54 (i)	1,879	1,821
0.34%, 12/20/54 (i), EUR	149	189
0.73%, 12/20/54 (i), GBP	2,476	3,662
Granite Mortgages Plc, 0.88%, 01/20/44 (i), GBP	343	510
GSMPS Mortgage Loan Trust, 0.65%, 02/25/35 (i) (r)	67	59
GSR Mortgage Loan Trust REMIC, 2.83%, 10/25/35 (i)	356	302
Harborview Mortgage Loan Trust REMIC
0.53%, 06/20/35 (i)	840	770
2.72%, 08/19/36 (i) (r)	1,333	978

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Impac CMB Trust REMIC, 0.83%, 03/25/35 (i) (r)	113	91
IndyMac Index Mortgage Loan Trust REMIC
0.81%, 06/25/34 (i)	218	201
2.56%, 03/25/35 (i)	498	474
0.40%, 05/25/46 (i)	823	683
Lehman XS Trust REMIC, 1.04%, 09/25/47 (i)	1,164	861
Luminent Mortgage Trust REMIC, 0.38%, 05/25/46 (i)	503	345
MASTR Adjustable Rate Mortgages Trust REMIC
3.28%, 10/25/34 (i)	238	218
3.37%, 12/25/34 (i)	71	69
1.37%, 12/25/46 (i) (r)	2,613	1,515
MASTR Seasoned Securities Trust REMIC, 3.69%, 10/25/32 (i)	211	207
Merit Securities Corp. REMIC, 1.70%, 09/28/32 (i) (q)	40	39
Mid-State Trust, 7.34%, 07/01/35	170	186
Morgan Stanley Capital I Trust REMIC
5.48%, 02/12/44 (i)	200	219
5.93%, 12/15/44 (i)	150	145
Morgan Stanley Mortgage Loan Trust REMIC
2.89%, 08/25/34 (i)	124	118
2.80%, 03/25/36 (i)	1,368	1,003
NCUA Guaranteed Notes Trust REMIC
3.00%, 06/12/19	1,900	1,996
1.84%, 10/07/20	339	343
Panhandle-Plains Higher Education Authority Inc. REMIC, 1.40%, 10/01/35 (i)	1,955	1,957
Red River CLO Ltd., 0.54%, 07/27/18 (i) (r)	5,056	4,959
Residential Accredit Loans Inc. Trust REMIC, 1.17%, 01/25/46 (i)	1,041	706
Residential Funding Mortgage Securities Inc. Trust REMIC
2.97%, 08/25/35 (i)	579	462
3.18%, 09/25/35 (i) (r)	634	581
SLM Student Loan Trust, 1.98%, 07/25/23 (i)	5,900	6,095
Structured Asset Mortgage Investments Inc. REMIC, 2.57%, 08/25/35 (i)	84	80
Washington Mutual Mortgage Pass-Through Certificates REMIC
2.46%, 06/25/34 (i)	489	487
2.41%, 09/25/36 (i)	1,174	968
0.42%, 04/25/45 (i)	129	116
Wells Fargo Alternative Loan Trust REMIC, 2.88%, 12/28/37 (i) (r)	2,292	1,764
Wells Fargo Mortgage Backed Securities Trust REMIC, 2.72%, 04/25/36 (i) (r)	141	132
Total Non-U.S. Government Agency Asset-Backed Securities (cost $75,582)		70,131

CORPORATE BONDS AND NOTES - 32.8%

CONSUMER DISCRETIONARY - 3.5%
CCO Holdings LLC, 5.25%, 09/30/22	1,775	1,686
CSC Holdings LLC, 8.63%, 02/15/19	1,425	1,646
D.R. Horton Inc., 4.38%, 09/15/22	1,725	1,639
DIRECTV Holdings LLC
5.88%, 10/01/19 (e)	1,275	1,434
6.00%, 08/15/40	800	800
DISH DBS Corp., 6.75%, 06/01/21	1,575	1,673
Glencore Funding LLC
1.70%, 05/27/16 (r)	1,125	1,091
2.50%, 01/15/19 (r)	1,975	1,786
MDC Holdings Inc.
5.63%, 02/01/20	1,250	1,329
6.00%, 01/15/43	975	907
MGM Resorts International, 6.63%, 12/15/21 (e)	1,700	1,753
NBCUniversal Media LLC, 4.38%, 04/01/21	1,600	1,725
Nielsen Finance LLC, 4.50%, 10/01/20 (r)	2,025	1,944
NIKE Inc., 3.63%, 05/01/43	1,650	1,461
PVH Corp., 4.50%, 12/15/22 (e)	1,776	1,705
Rensselaer Polytechnic Institute, 5.60%, 09/01/20	2,300	2,555
Videotron Ltd., 5.00%, 07/15/22	1,950	1,901
Walt Disney Co., 3.70%, 12/01/42 (e)	1,129	994
WPP Finance Co. Ltd., 8.00%, 09/15/14 (l)	1,653	1,784
		29,813
CONSUMER STAPLES - 2.0%
Anadolu Efes Biracilik Ve Malt Sanayii A/S, 3.38%, 11/01/22 (r)	1,080	929
Avon Products Inc., 4.60%, 03/15/20 (e)	2,150	2,172
Constellation Brands Inc.
3.75%, 05/01/21	150	141
4.25%, 05/01/23	350	330
Kimberly-Clark Corp., 3.70%, 06/01/43	2,175	1,953
Kraft Foods Group Inc., 6.13%, 08/23/18	1,125	1,320
Mondelez International Inc., 6.50%, 02/09/40	1,025	1,224
Pernod-Ricard SA
2.95%, 01/15/17 (e) (r)	1,950	1,995
4.45%, 01/15/22 (r)	2,650	2,698
Reynolds Group Issuer Inc., 5.75%, 10/15/20	1,700	1,713
SABMiller Holdings Inc., 2.45%, 01/15/17 (r)	1,800	1,828
Walgreen Co., 1.80%, 09/15/17	1,275	1,259
		17,562
ENERGY - 4.2%
Access Midstream Partners LP, 4.88%, 05/15/23	1,775	1,646
BP Capital Markets Plc, 3.88%, 03/10/15	1,125	1,181
Buckeye Partners LP, 4.15%, 07/01/23 (e)	1,125	1,094
Continental Resources Inc., 5.00%, 09/15/22	1,650	1,679
El Paso LLC, 7.75%, 01/15/32	515	548
El Paso Pipeline Partners Operating Co. LLC, 5.00%, 10/01/21	2,000	2,145
Energy Transfer Partners LP
6.70%, 07/01/18	1,950	2,289
3.29%, 11/01/66 (f) (i) (q)	3,693	3,324
Enterprise Products Operating LLC
8.38%, 08/01/66 (i)	2,450	2,732
7.03%, 01/15/68 (i)	1,550	1,740
Gazprom OAO Via Gaz Capital SA
9.25%, 04/23/19	530	639
6.51%, 03/07/22	200	212
4.95%, 07/19/22 (e)	690	661
MarkWest Energy Partners LP, 4.50%, 07/15/23 (e)	1,770	1,620
Nexen Inc.
6.40%, 05/15/37	935	1,017
7.50%, 07/30/39	1,050	1,283
PTTEP Canada International Finance Ltd., 5.69%, 04/05/21 (r)	1,360	1,453
Rosneft Oil Co. via Rosneft International Finance Ltd., 4.20%, 03/06/22 (r)	1,640	1,519
Rowan Cos. Inc., 4.88%, 06/01/22	900	928
TNK-BP Finance SA
7.50%, 07/18/16	543	602
7.25%, 02/02/20	277	310
TransCanada PipeLines Ltd., 6.35%, 05/15/67 (i)	1,375	1,433
Transocean Inc.
6.50%, 11/15/20	2,750	3,094
6.38%, 12/15/21	625	702

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Transportadora de Gas Internacional SA ESP, 5.70%, 03/20/22	600	619
Weatherford International Ltd., 9.63%, 03/01/19 (e)	1,475	1,864
		36,334
FINANCIALS - 14.6%
Abbey National Treasury Services Plc
2.11%, 02/16/15 (i), GBP	1,100	1,704
4.00%, 04/27/16	2,075	2,192
Achmea Hypotheekbank NV, 3.20%, 11/03/14 (r)	459	476
American Campus Communities Operating Partnership LP, 3.75%, 04/15/23	2,000	1,918
American General Capital II, 8.50%, 07/01/30	1,275	1,657
American International Group Inc.
2.38%, 08/24/15	850	863
5.85%, 01/16/18 (e)	950	1,068
ANZ Capital Trust II, 5.36%, (callable at 100 beginning 12/15/13) (m) (r)	3,525	3,525
Bank of America Corp.
5.75%, 12/01/17	1,250	1,389
5.65%, 05/01/18	1,550	1,721
3.30%, 01/11/23	650	614
Bank of New York Mellon Corp., 9.63%, 05/02/21 (e) (r)	281	163
Bank of Scotland Plc, 5.25%, 02/21/17 (r)	300	336
Barclays Bank Plc, 6.05%, 12/04/17 (q)	1,950	2,109
Capital One Financial Corp., 1.00%, 11/06/15	1,325	1,307
Chubb Corp., 6.38%, 03/29/67 (i)	825	883
Citigroup Inc.
5.00%, 09/15/14	1,150	1,195
6.13%, 11/21/17	1,010	1,147
3.38%, 03/01/23	1,500	1,434
Compass Bank, 5.50%, 04/01/20	1,200	1,212
Developers Diversified Realty Corp., 7.50%, 04/01/17 (e)	2,170	2,516
Discover Bank, 8.70%, 11/18/19	551	704
Discover Financial Services, 3.85%, 11/21/22 (e)	1,774	1,665
DNB Boligkreditt A/S
2.10%, 10/14/15 (e) (i) (r)	5,100	5,232
2.90%, 03/29/16 (i) (r)	200	209
ERP Operating LP, 4.63%, 12/15/21	2,575	2,726
Fifth Third Bancorp, 3.63%, 01/25/16	950	1,003
First Niagara Financial Group Inc., 6.75%, 03/19/20	925	1,071
Ford Motor Credit Co. LLC
8.00%, 12/15/16	1,075	1,259
5.00%, 05/15/18	1,200	1,279
5.88%, 08/02/21	900	981
General Electric Capital Corp., 5.88%, 01/14/38	900	992
Genworth Financial Inc., 7.63%, 09/24/21	1,700	1,975
HCP Inc.
6.00%, 01/30/17	1,375	1,542
2.63%, 02/01/20	1,150	1,077
Healthcare Realty Trust Inc., 6.50%, 01/17/17	1,725	1,928
HSBC Bank USA Credit Linked Note (Nota Do Tesouro Nacional, 6.00%, 08/15/40, Moody’s rating N/A), BRL	4,840	5,514
HSBC Holdings Plc, 6.80%, 06/01/38	2,650	3,051
ING Bank NV
2.00%, 09/25/15 (r)	1,200	1,210
4.00%, 03/15/16 (r)	1,550	1,635
Inter-American Development Bank, 1.00%, 02/27/18	1,700	1,635
Intesa Sanpaolo SpA
3.13%, 01/15/16	1,050	1,032
3.88%, 01/16/18	1,475	1,416
JPMorgan Chase & Co.
7.25%, 02/01/18	1,475	1,756
4.35%, 08/15/21	1,725	1,796
Landwirtschaftliche Rentenbank, 4.88%, 01/10/14	6,000	6,140
Liberty Property LP, 4.75%, 10/01/20	2,350	2,473
Merrill Lynch & Co. Inc., 6.05%, 05/16/16	1,125	1,218
Mizuho Corporate Bank Ltd., 2.55%, 03/17/17 (r)	2,125	2,141
Morgan Stanley
6.25%, 08/28/17	1,600	1,784
6.63%, 04/01/18	1,825	2,068
5.63%, 09/23/19	750	806
MUFG Capital Finance 1 Ltd., 6.35%, (callable at 100 beginning 07/25/16) (m)	1,310	1,425
Northern Rock Plc, 5.63%, 06/22/17 (r)	7,100	8,039
Northwestern Mutual Life Insurance Co., 6.06%, 03/30/40 (r)	1,375	1,549
ProLogis LP, 6.13%, 12/01/16	900	1,014
QBE Capital Funding III Ltd., 7.25%, 05/24/41 (i) (r)	1,075	1,135
Regions Financial Corp., 5.75%, 06/15/15	1,225	1,321
Resona Preferred Global Securities Cayman Ltd., 7.19%, (callable at 100 beginning 07/30/15) (e) (m) (r)	1,525	1,620
Royal Bank of Scotland Group Plc, 2.55%, 09/18/15 (e)	2,175	2,211
Simon Property Group LP, 10.35%, 04/01/19	1,650	2,284
Sovereign Bank, 8.75%, 05/30/18	700	846
Sparebank 1 Boligkreditt A/S, 2.63%, 05/27/16 (r)	5,500	5,703
Stadshypotek AB, 1.88%, 10/02/19 (r)	4,300	4,110
Standard Chartered Plc, 3.95%, 01/11/23 (r)	1,525	1,418
Swedbank Hypotek AB, 0.73%, 03/28/14 (i) (r)	1,200	1,204
Transatlantic Holdings Inc., 8.00%, 11/30/39	875	1,142
UBS AG-Credit Linked Note (Federative Republic of Brazil, 6.00%, 01/17/17, Moody’s rating Baa2) (f) (q), BRL	1,620	390
WEA Finance LLC
7.50%, 06/02/14 (r)	475	505
7.13%, 04/15/18 (r)	900	1,068
		125,731
HEALTH CARE - 1.3%
AbbVie Inc., 1.75%, 11/06/17 (r)	4,300	4,211
Express Scripts Holding Co., 2.65%, 02/15/17	1,300	1,323
HCA Inc., 7.50%, 02/15/22 (e)	1,475	1,634
Mylan Inc., 7.88%, 07/15/20 (e) (r)	1,875	2,163
Novartis Capital Corp., 3.70%, 09/21/42	1,850	1,644
		10,975
INDUSTRIALS - 1.0%
Clean Harbors Inc., 5.25%, 08/01/20	825	838
GE Capital Trust I, 6.38%, 11/15/67 (i)	1,374	1,424
Penske Truck Leasing Co. LP, 2.88%, 07/17/18 (r)	2,400	2,423
Roper Industries Inc., 2.05%, 10/01/18	1,875	1,838
Xylem Inc., 3.55%, 09/20/16	1,900	1,997
		8,520
INFORMATION TECHNOLOGY - 1.4%
Apple Inc.
1.00%, 05/03/18 (e)	1,475	1,416
2.40%, 05/03/23	4,025	3,731
Equinix Inc., 7.00%, 07/15/21	2,475	2,685
Hewlett-Packard Co.
3.00%, 09/15/16	1,675	1,720

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
2.60%, 09/15/17 (e)	1,100	1,098
NetApp Inc., 2.00%, 12/15/17	1,575	1,533
		12,183
MATERIALS - 1.2%
Ashland Inc., 4.75%, 08/15/22 (r)	875	866
Ball Corp., 5.00%, 03/15/22	1,225	1,219
Crown Americas LLC, 4.50%, 01/15/23 (r)	900	848
Eastman Chemical Co., 2.40%, 06/01/17	2,900	2,904
Rockwood Specialties Group Inc., 4.63%, 10/15/20	1,700	1,709
Xstrata Finance Canada Ltd., 2.70%, 10/25/17 (r)	3,015	2,923
		10,469
TELECOMMUNICATION SERVICES - 2.3%
AT&T Inc.
2.95%, 05/15/16	3,600	3,762
2.63%, 12/01/22	2,350	2,150
Crown Castle International Corp., 5.25%, 01/15/23	1,675	1,608
Frontier Communications Corp., 8.50%, 04/15/20 (e)	1,525	1,681
MetroPCS Wireless Inc.
6.25%, 04/01/21 (r)	700	712
6.63%, 04/01/23 (r)	550	560
MTS International Funding Ltd, 5.00%, 05/30/23 (r)	700	670
Santander Holdings USA Inc., 4.63%, 04/19/16	715	754
SoftBank Corp., 4.50%, 04/15/20 (r)	1,800	1,735
Sprint Nextel Corp., 7.00%, 08/15/20 (e)	1,600	1,680
Telefonica Emisiones SAU
3.19%, 04/27/18	1,375	1,331
5.46%, 02/16/21	975	1,005
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
6.49%, 02/02/16 (r)	400	417
9.13%, 04/30/18	300	341
7.75%, 02/02/21 (r)	730	778
VimpelCom Holdings BV, 7.50%, 03/01/22 (r)	650	673
		19,857
UTILITIES - 1.3%
Arizona Public Service Co., 8.75%, 03/01/19	1,700	2,209
Consumers Energy Co, 3.95%, 05/15/43	2,125	1,957
Florida Power & Light Co., 3.80%, 12/15/42	2,325	2,085
Ipalco Enterprises Inc., 5.00%, 05/01/18 (e)	875	901
NV Energy Inc., 6.25%, 11/15/20	1,350	1,581
PPL WEM Holdings Plc, 5.38%, 05/01/21 (r)	1,655	1,814
Puget Sound Energy Inc., 6.97%, 06/01/67 (i)	675	707
		11,254
Total Corporate Bonds and Notes (cost $282,164)		282,698

GOVERNMENT AND AGENCY OBLIGATIONS - 62.4%

GOVERNMENT SECURITIES - 30.7%
Federal Home Loan Mortgage Corp. - 1.3% (w)
Federal Home Loan Mortgage Corp.
4.38%, 01/15/14, EUR	1,900	2,525
0.88%, 03/07/18	5,100	4,935
1.25%, 10/02/19	4,100	3,884
		11,344
Federal National Mortgage Association - 1.9% (w)
Federal National Mortgage Association
0.38%, 03/16/15	800	800
0.88%, 10/26/17 - 02/08/18	11,300	11,021
6.25%, 05/15/29	2,600	3,383
6.63%, 11/15/30	900	1,222
		16,426
Municipals - 1.4%
American Municipal Power Inc. - Series E, 6.27%, 02/15/50	875	932
Northstar Education Finance Inc. Student Loan Asset-Backed Note
0.37%, 04/01/42 (i)	650	595
0.41%, 04/01/42 - 01/29/46 (i)	775	710
0.55%, 04/01/42 (i)	2,300	2,105
0.38%, 01/29/46 (i)	525	480
0.40%, 01/29/46 (i)	800	732
0.52%, 01/29/46 (i)	2,000	1,830
State of California
7.95%, 03/01/36	1,290	1,531
7.63%, 03/01/40	2,390	3,210
		12,125
Sovereign - 4.8%
Chile Government International Bond, 3.63%, 10/30/42	950	784
Indonesia Government International Bond, 8.50%, 10/12/35	1,210	1,591
International Finance Corp., 0.88%, 06/15/18	6,900	6,691
Israel Government AID Bond
5.50%, 09/18/23 - 04/26/24	5,000	6,052
5.50%, 12/04/23 (e)	100	120
Ivory Coast Government International Bond, 5.75%, 12/31/32	4,230	3,469
Kommunalbanken A/S, 1.00%, 09/26/17 (r)	2,300	2,242
Mexico Bonos
7.50%, 06/03/27, MXN	4,871	421
8.50%, 05/31/29 - 11/18/38, MXN	4,161	382
10.00%, 11/20/36, MXN	6,674	686
7.75%, 11/13/42, MXN	36,404	3,026
Mexico Government International Bond, 4.75%, 03/08/44	2,670	2,376
Province of Quebec, Canada, 4.60%, 05/26/15	1,475	1,588
Republic of Panama, 7.13%, 01/29/26	100	122
Slovenia Government International Bond
5.50%, 10/26/22	1,440	1,325
5.50%, 10/26/22 (r)	1,140	1,049
5.85%, 05/10/23 (e) (r)	2,250	2,092
Tennessee Valley Authority
4.38%, 06/15/15	2,400	2,579
5.98%, 04/01/36	1,250	1,559
4.63%, 09/15/60	800	770
Ukraine Government International Bond, 7.80%, 11/28/22	540	482
Venezuela Government International Bond
12.75%, 08/23/22	390	400
8.25%, 10/13/24	180	140
9.25%, 09/15/27 (e)	1,900	1,605
		41,551
Treasury Inflation Index Securities - 2.7%
U.S. Treasury Inflation Indexed Note
2.00%, 01/15/14 (n)	5,034	5,104
1.25%, 04/15/14 (n)	14,833	15,035
0.13%, 01/15/23 (n)	3,022	2,925
		23,064
U.S. Treasury Securities - 18.6%
U.S. Treasury Bond
3.13%, 11/15/41 - 02/15/43	15,200	14,247
3.00%, 05/15/42	9,500	8,670
2.75%, 11/15/42	500	432
U.S. Treasury Note
0.13%, 12/31/14 (o)	13,700	13,674
0.13%, 04/30/15	46,100	45,920

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
0.88%, 01/31/18	10,700	10,505
0.75%, 03/31/18	10,900	10,605
0.63%, 04/30/18 (o)	20,800	20,092
1.38%, 06/30/18 - 05/31/20	10,400	10,380
1.13%, 03/31/20 - 04/30/20	12,200	11,602
1.88%, 06/30/20	6,300	6,272
2.00%, 02/15/23 (e)	5,700	5,481
1.75%, 05/15/23 (e)	2,700	2,527
		160,407
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 31.7%
Federal Home Loan Mortgage Corp. - 5.4%
Federal Home Loan Mortgage Corp.
2.52%, 01/25/23	4,700	4,433
3.00%, 03/01/32	246	249
5.00%, 10/01/33 - 06/01/41	3,217	3,444
5.50%, 01/01/36 - 02/01/36	64	70
4.00%, 08/01/36 - 11/01/41	2,630	2,753
3.12%, 01/01/37 (i)	649	688
6.50%, 01/01/38 - 12/01/38	2,106	2,369
4.50%, 11/01/40 - 03/01/41	88	92
3.00%, 07/15/43, TBA (g)	10,000	9,744
4.50%, 07/15/43, TBA (g)	14,000	14,812
Interest Only, 3.00%, 12/15/27 (q)	3,362	345
REMIC, 1,156.50%, 06/15/21 (q)	—	—
REMIC, 2.64%, 01/25/23	7,500	7,140
		46,139
Federal National Mortgage Association - 23.5%
Federal National Mortgage Association
2.80%, 03/01/18	2,486	2,598
5.00%, 03/01/18 - 10/01/41	7,108	7,695
3.74%, 05/01/18	1,457	1,577
3.84%, 05/01/18	1,790	1,948
4.50%, 05/01/18 - 10/01/41	8,665	9,279
6.50%, 02/01/19	1	1
4.51%, 06/01/19	4,400	4,822
3.42%, 10/01/20	1,158	1,218
3.63%, 12/01/20	869	922
4.37%, 06/01/21	3,566	3,925
3.96%, 07/01/21	1,600	1,702
5.50%, 09/01/23 - 11/01/39	7,027	7,559
3.00%, 03/01/27 - 04/01/28	1,967	2,024
2.50%, 07/15/28, TBA (g)	3,000	3,014
3.00%, 07/15/28 - 07/15/43, TBA (g)	29,999	29,663
8.00%, 08/01/29 - 01/01/31	54	62
6.00%, 03/01/32 - 05/01/41	684	755
7.00%, 07/01/32	5	6
2.13%, 11/01/35 (i)	47	49
2.40%, 05/01/36 (i)	333	354
2.58%, 05/01/36 (i)	339	361
2.62%, 08/01/36 (i)	332	354
4.00%, 08/01/36 - 02/01/42	4,453	4,646
2.45%, 09/01/36 (i)	331	349
2.50%, 01/01/43	3,000	2,791
3.50%, 07/15/43, TBA (g)	98,000	99,439
4.00%, 07/15/43, TBA (g)	8,000	8,331
5.50%, 08/12/43, TBA (g)	4,000	4,342
6.00%, 08/12/43, TBA (g)	2,000	2,173
Interest Only, 4.00%, 04/25/42 (q)	1,493	258
REMIC, 10.40%, 04/25/19	—	—
REMIC, Interest Only, 4.80%, 11/25/40 (q)	4,421	692
		202,909
Government National Mortgage Association - 2.8%
Government National Mortgage Association
3.95%, 07/15/25	898	940
6.00%, 06/15/34 - 11/15/38	140	156
5.00%, 06/15/40	157	171
2.50%, 12/15/42 - 02/15/43	8,935	8,346
3.00%, 07/15/43, TBA (g)	14,000	13,836
5.00%, 07/15/43, TBA (g)	1,000	1,078
		24,527
Total Government and Agency Obligations (cost $544,423)		538,492

COMMON STOCKS - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Home Interior Gift Inc. (f) (q)	491	—
Total Common Stocks (cost $184)		—

SHORT TERM INVESTMENTS - 20.7%

Investment Companies - 17.4%
JNL Money Market Fund, 0.01% (a) (h)	150,132	150,132

Securities Lending Collateral - 3.3%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	28,412	28,412
Total Short Term Investments (cost $178,544)		178,544

Total Investments - 124.1% (cost $1,080,897)		1,069,865
Total Forward Sales Commitments - (2.5%) (proceeds $21,995)		(21,691)
Other Assets and Liabilities, Net - (21.6%)		(185,755)
Total Net Assets - 100.0%		$862,419

FORWARD SALES COMMITMENTS - 2.5%

GOVERNMENT AND AGENCY OBLIGATIONS - 2.5%

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 2.5%
Federal National Mortgage Association - 2.4%
Federal National Mortgage Association
2.50%, 07/15/43	$3,000	$2,786
5.00%, 07/15/43	1,000	1,076
4.50%, 08/12/43	16,000	16,897
		20,759
Government National Mortgage Association - 0.1%
Government National Mortgage Association, 2.50%, 07/15/43	1,000	932
Total Forward Sales Commitments - 2.5% (proceeds $21,995)		$21,691

JNL/Goldman Sachs Emerging Markets Debt Fund * (z)

Portfolio Composition:	Percentage of Total Investments
Government Securities	54.9%
Financials	17.7
Energy	6.2
Telecommunication Services	2.9
Industrials	2.1
Utilities	2.0
Consumer Staples	1.8
Materials	1.4
Consumer Discretionary	1.0
Health Care	0.1
Information Technology	0.1
Short Term Investments	9.8
Total Investments	100.0%

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
CORPORATE BONDS AND NOTES - 36.3%

CONSUMER DISCRETIONARY - 1.0%
Grupo Televisa SAB, 7.25%, 05/14/43, MXN	$45,770	$2,996
Other Securities		6,022
		9,018
CONSUMER STAPLES - 1.8%
Corp. Lindley SA, 6.75%, 11/23/21 (e)	2,675	2,909
Other Securities		13,172
		16,081
ENERGY - 6.4%
Dolphin Energy Ltd., 5.50%, 12/15/21	6,920	7,474
Gazprom Neft OAO Via GPN Capital SA, 4.38%, 09/19/22	2,100	1,923
Gazprom OAO Via Gaz Capital SA
6.51%, 03/07/22	880	931
4.95%, 07/19/22 (e)	3,950	3,782
Petroleos Mexicanos, 7.65%, 11/24/21 (r), MXN	42,330	3,456
PTTEP Canada International Finance Ltd., 5.69%, 04/05/21	3,192	3,411
Rosneft Oil Co. via Rosneft International Finance Ltd.
3.15%, 03/06/17 (r)	1,050	1,034
4.20%, 03/06/22 (r)	5,080	4,707
Transportadora de Gas Internacional SA ESP, 5.70%, 03/20/22 (e)	3,720	3,841
Other Securities		25,355
		55,914
FINANCIALS - 18.3%
Banco de Credito del Peru
4.25%, 04/01/23 (r)	120	111
4.25%, 04/01/23	2,422	2,234
6.13%, 04/24/27 (i) (r)	1,130	1,144
Banco de Credito e Inversiones, 3.00%, 09/13/17 (e)	5,910	5,793
Bancolombia SA, 5.95%, 06/03/21 (e)	4,050	4,303
Bank of Thailand, 3.22%, 03/01/16, THB	87,900	2,851
Barclays Bank Plc Credit Linked Note (Indonesia Government, 10.00%, 07/15/17, Moody’s rating Baa3) (q), IDR	82,000,000	9,264
Citigroup Funding Inc. Credit Linked Note (Colombian Government Bond, 10.00%, 07/24/24, Moody’s rating N/A) (r), COP	1,642,000	1,154
Citigroup Funding Inc. Credit Linked Note (Colombian Government Bond, 11.00%, 07/24/20, Moody’s rating N/A) (r), COP	4,514,000	2,864
Citigroup Funding Inc. Credit Linked Note (Colombian Government Bond, 11.25%, 10/24/18, Moody’s rating N/A) (r), COP	10,289,000	6,483
Citigroup Funding Inc. Credit Linked Note (Colombian Government Bond, 11.25%, 10/24/18, Moody’s rating N/A) (r), COP	9,263,000	5,836
Citigroup Funding Inc. Credit Linked Note (Federal Republic of Nigeria, 15.10%, 05/01/17, Moody’s rating N/A) (q), NGN	105,000	674
Credit Suisse Nassau Credit Linked Note (Nota do Tesouro Nacional, 10.00%, 01/01/14, Moody’s rating Baa2) (r), BRL	2,411	1,082
Credit Suisse Nassau Credit Linked Note (Nota Do Tesouro Nacional, 6.00%, 08/15/40, Moody’s rating N/A) (q), BRL	3,300	3,759
Credit Suisse Nassau Credit Linked Note (Nota Do Tesouro Nacional, 6.00%, 08/15/40, Moody’s rating N/A), BRL	2,370	2,700
Deutsche Bank AG Credit Linked Note (Federal Republic of Nigeria, 0.00%, 02/06/14, Moody’s rating N/A)(i) (q), NGN	502,000	2,842
Deutsche Bank AG Credit Linked Note (Federal Republic of Nigeria, 0.00%, 03/10/14, Moody’s rating N/A) (i) (r), NGN	90,000	504
Deutsche Bank AG Credit Linked Note (Federal Republic of Nigeria, 0.00%, 03/24/14, Moody’s rating N/A) (i) (r), NGN	90,000	501
Deutsche Bank AG Credit Linked Note (Indonesia Government, 10.75%, 05/15/16, Moody’s rating Baa3) (q), IDR	20,500,000	2,308
Deutsche Bank AG Credit Linked Note (Indonesia Government, 7.00%, 05/15/27, Moody’s rating Baa3) (q), IDR	17,900,000	1,707
Deutsche Bank AG Credit Linked Note (Indonesia Government, 8.25%, 06/15/32, Moody’s rating Baa3), IDR	13,600,000	1,412
Deutsche Bank AG Credit Linked Note (Indonesia Government, 8.25%, 07/15/21, Moody’s rating Baa3), IDR	84,000,000	9,102
General Electric Capital Corp., 8.50%, 04/06/18, MXN	65,000	5,618
HSBC Bank Plc Credit Linked Note (Federal Republic of Nigeria, 16.00%, 06/29/2019, Moody’s rating N/A) (q), NGN	292,000	1,930
HSBC Credit Linked Note (Federal Republic of Nigeria, 0.00%, 08/08/13, Moody’s rating N/A) (i) (r), NGN	275,000	1,668
HSBC Credit Linked Note (Federal Republic of Nigeria, 7.00%, 10/23/19, Moody’s rating N/A) (r), NGN	97,580	432
JPMorgan Chase & Co. Credit Linked Note (Federal Republic of Brazil, 10.00%, 01/01/18, Moody’s rating N/A), BRL	10,720	4,643
JPMorgan Chase & Co. Credit Linked Note (Federal Republic of Nigeria, 16.00%, 06/29/2019, Moody’s rating N/A), NGN	399,700	2,641
JPMorgan Chase & Co. Credit Linked Note (Indonesia Government, 10.00%, 07/18/17, Moody’s rating N/A) (r), IDR	65,000,000	7,348
JPMorgan Chase & Co. Credit Linked Note (Indonesia Government, 10.75%, 05/17/16, Moody’s rating N/A) (r), IDR	86,000,000	9,558
JPMorgan Chase & Co. Credit Linked Note (Indonesia Government, 11.00%, 11/15/20, Moody’s rating Baa3) (q), IDR	20,000,000	2,516
JPMorgan Chase & Co. Credit Linked Note (Indonesia Government, 6.13%, 05/17/28, Moody’s rating N/A) (r), IDR	38,650,000	3,379
JPMorgan Chase & Co. Credit Linked Note (Indonesia Government, 6.63%, 05/15/33, Moody’s rating Baa3) (r), IDR	46,000,000	4,027
JPMorgan Chase & Co. Credit Linked Note (Indonesia Government, 6.63%, 07/17/33, Moody’s rating N/A) (r), IDR	22,982,000	2,012
Sun Hung Kai Properties Capital Market Ltd., 4.50%, 02/14/22 (e)	3,220	3,172
Turkiye Vakiflar Bankasi Tao, 3.75%, 04/15/18 (r)	5,170	4,860
Other Securities		37,384
		159,816
HEALTH CARE - 0.1%
Other Securities		1,303

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
INDUSTRIALS - 2.2%
Transnet SOC Ltd.
10.50%, 09/17/20, ZAR	17,000	1,913
10.80%, 11/06/23, ZAR	7,000	814
8.90%, 11/14/27, ZAR	57,000	5,744
Other Securities		10,447
		18,918
INFORMATION TECHNOLOGY - 0.1%
Other Securities		584

MATERIALS - 1.5%
Other Securities		13,056

TELECOMMUNICATION SERVICES - 2.8%
America Movil SAB de CV
6.45%, 12/05/22, MXN	27,320	2,042
8.46%, 12/18/36, MXN	37,600	2,875
Digicel Group Ltd., 8.25%, 09/30/20	3,260	3,374
VimpelCom Holdings BV
5.20%, 02/13/19 (r)	1,090	1,063
7.50%, 03/01/22 (e)	5,290	5,475
Other Securities		9,961
		24,790
UTILITIES - 2.1%
Empresa de Energia de Bogota SA, 6.13%, 11/10/21 (e) (r)	2,820	2,919
Israel Electric Corp. Ltd.
5.63%, 06/21/18 (r)	1,180	1,196
7.25%, 01/15/19 (e)	1,500	1,597
7.75%, 12/15/27	250	266
Other Securities		12,022
		18,000
Total Corporate Bonds and Notes (cost $342,922)		317,480

GOVERNMENT AND AGENCY OBLIGATIONS - 56.6%

GOVERNMENT SECURITIES - 56.6%
Sovereign - 47.4%
AHML Finance Ltd., 7.75%, 02/13/18 (e) (r), RUB	165,700	4,938
Bank of Thailand, 2.95%, 01/14/16, THB	71,560	2,306
Bonos del Banco Central de Chile, 6.00%, 02/01/21, CLP	610,000	1,253
Bonos del Banco Central de Chile en Pesos, 6.00%, 03/01/22, CLP	905,000	1,864
Brazil Letras do Tesouro Nacional, 0.00%, 01/01/14 (j), BRL	13,234	5,672
Brazil Notas do Tesouro Nacional
10.00%, 01/01/14, BRL	1,445	681
10.00%, 01/01/21, BRL	19,987	8,523
10.00%, 01/01/23, BRL	23,859	10,090
Colombia Government International Bond
4.38%, 03/21/23, COP	324,000	148
9.85%, 06/28/27, COP	1,695,000	1,159
Colombia TES
8.00%, 10/28/15, COP	8,015,200	4,416
7.00%, 05/04/22, COP	17,082,500	8,929
10.00%, 07/24/24, COP	1,943,000	1,268
6.00%, 04/28/28, COP	4,176,200	1,914
Costa Rica Government International Bond, 5.63%, 04/30/43 (r)	520	471
Dominican Republic International Bond
14.00%, 10/18/19 (f) (r), DOP	24,730	697
16.95%, 02/04/22, DOP	155,900	4,764
14.50%, 02/10/23 (f) (r), DOP	56,000	1,592
14.50%, 02/10/23 (f), DOP	16,200	460
5.88%, 04/18/24 (r)	2,750	2,647
18.50%, 02/04/28 (f) (r), DOP	149,800	5,120
18.50%, 02/04/28 (f), DOP	5,000	171
Hungary Government Bond
8.00%, 02/12/15, HUF	2,595,040	12,058
7.75%, 08/24/15, HUF	1,539,100	7,216
6.75%, 02/24/17, HUF	828,300	3,848
Indonesia Government Bond
7.38%, 09/15/16, IDR	59,070,000	6,095
15.00%, 07/15/18, IDR	18,617,000	2,535
10.50%, 08/15/30, IDR	106,000	13
Indonesia Government International Bond
5.25%, 01/17/42	850	808
4.63%, 04/15/43 (r)	920	805
Ivory Coast Government International Bond, 5.75%, 12/31/32	6,165	5,055
Malaysia Government Bond
4.01%, 09/15/17, MYR	10,840	3,500
3.58%, 09/28/18, MYR	23,215	7,356
4.38%, 11/29/19, MYR	24,230	8,021
3.48%, 03/15/23, MYR	8,600	2,681
Mexico Bonos
6.25%, 06/16/16, MXN	102,925	8,329
5.00%, 06/15/17, MXN	16,407	1,268
6.50%, 06/09/22, MXN	6,661	540
7.50%, 06/03/27, MXN	22,532	1,948
8.50%, 05/31/29, MXN	22,096	2,033
7.75%, 05/29/31, MXN	51,120	4,360
10.00%, 11/20/36, MXN	25,803	2,651
8.50%, 11/18/38, MXN	35,099	3,155
7.75%, 11/13/42, MXN	127,456	10,594
Peru Government International Bond
4.40%, 09/12/13, PEN	649	234
7.84%, 08/12/20, PEN	28,411	11,754
7.84%, 08/12/20, PEN	10,314	4,267
5.20%, 09/12/23, PEN	1,888	657
8.20%, 08/12/26, PEN	51	22
Philippine Government Bond, 4.95%, 01/15/21, PHP	112,000	2,649
Philippine Government International Bond, 6.25%, 01/14/36, PHP	52,000	1,276
Poland Government Bond
3.75%, 04/25/18, PLN	38,250	11,530
5.50%, 10/25/19, PLN	2,500	818
5.25%, 10/25/20, PLN	13,498	4,364
5.75%, 10/25/21, PLN	21,530	7,163
Republic of Costa Rica
11.13%, 03/28/18 (f), CRC	1,030,300	2,345
9.20%, 03/27/19 (f), CRC	515,100	1,073
Romania Government Bond, 5.90%, 07/26/17, RON	18,700	5,475
Russia Government Bond
7.35%, 01/20/16, RUB	382,900	11,916
6.20%, 01/31/18, RUB	556,830	16,503
7.50%, 03/15/18, RUB	49,900	1,566
7.50%, 02/27/19, RUB	266,800	8,242
7.60%, 07/20/22, RUB	220,460	6,760
8.15%, 02/03/27, RUB	273,559	8,551
7.05%, 01/19/28, RUB	24,800	696
Slovenia Government International Bond
5.50%, 10/26/22 (r)	1,630	1,500
5.50%, 10/26/22	1,770	1,628
5.85%, 05/10/23 (e) (r)	1,480	1,376
South Africa Government Bond
8.00%, 12/21/18, ZAR	21,710	2,288
7.25%, 01/15/20, ZAR	18,400	1,851
10.50%, 12/21/26, ZAR	96,765	11,866
7.00%, 02/28/31, ZAR	77,520	6,812

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
6.25%, 03/31/36, ZAR	29,410	2,279
Thailand Government Bond
5.25%, 05/12/14, THB	102,800	3,389
3.63%, 05/22/15, THB	415,558	13,586
3.13%, 12/11/15, THB	200,460	6,488
3.25%, 06/16/17, THB	90,800	2,931
3.88%, 06/13/19, THB	80,420	2,644
3.65%, 12/17/21, THB	71,050	2,282
3.63%, 06/16/23, THB	37,640	1,197
3.58%, 12/17/27, THB	141,650	4,334
3.78%, 06/25/32, THB	20,200	600
Turkey Government Bond
6.50%, 01/07/15, TRY	29,670	15,122
5.00%, 05/13/15, TRY	31,720	15,747
9.00%, 01/27/16, TRY	9,700	5,155
9.00%, 03/08/17, TRY	11,500	6,156
6.30%, 02/14/18, TRY	22,330	10,782
9.50%, 01/12/22, TRY	5,140	2,825
8.50%, 09/14/22, TRY	6,110	3,200
7.10%, 03/08/23, TRY	2,600	1,240
Turkey Government International Bond, 6.25%, 09/26/22	410	454
Venezuela Government International Bond
12.75%, 08/23/22	400	410
9.00%, 05/07/23	230	191
11.75%, 10/21/26	970	922
9.25%, 09/15/27 (e)	2,960	2,501
9.25%, 05/07/28	220	179
11.95%, 08/05/31	2,310	2,206
9.38%, 01/13/34 (e)	100	82
Other Securities		9,230
		415,266
Treasury Inflation Index Securities - 6.0%
Banco Central de Chile en Unidados de Fomento Inflation Indexed Bond, 3.00%, 03/01/22 (s), CLP	387,728	805
Brazil Inflation Indexed Notas do Tesouro Nacional
6.00%, 05/15/17 (s), BRL	6,575	7,078
6.00%, 08/15/40 (s), BRL	5,964	6,864
6.00%, 08/15/50 (s), BRL	7,431	8,626
Brazil Notas do Tesouro Nacional Inflation Indexed Note - Series B, 6.00%, 08/15/16 (s), BRL	2,730	2,970
Colombian TES Inflation Indexed Bond, 4.75%, 02/23/23 (s), COP	1,440,156	808
Mexico Government Inflation Indexed Bond, 4.00%, 11/15/40 (s), MXN	13,700	1,152
Poland Government Treasury Inflation Indexed Bond
3.00%, 08/24/16 (n), PLN	35,551	11,101
2.75%, 08/25/23 (n), PLN	18,615	5,728
Thailand Government Inflation Indexed Bond, 1.20%, 07/14/21 (s), THB	38,315	1,194
Turkey Government Inflation Indexed Bond, 3.00%, 02/23/22 (n), TRY	7,246	3,795
Other Securities		1,892
		52,013
U.S. Treasury Securities - 3.2%
U.S. Treasury Bond, 2.88%, 05/15/43	4,200	3,722
U.S. Treasury Note
1.38%, 06/30/18	14,500	14,486
1.38%, 05/31/20 (o)	10,400	10,030
		28,238
Total Government and Agency Obligations (cost $525,955)		495,517

OTHER EQUITY INTERESTS - 0.1%
Other Securities		1,185
Total Other Equity Interests (cost $1,179)		1,185

COMMON STOCKS - 0.0%
Other Securities		—
Total Common Stocks (cost $0)		—

SHORT TERM INVESTMENTS - 10.1%

Investment Companies - 5.1%
JNL Money Market Fund, 0.01% (a) (h)	44,630	44,630

Securities Lending Collateral - 5.0%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	43,502	43,502
Total Short Term Investments (cost $88,132)		88,132

Total Investments - 103.1% (cost $958,188)		902,314
Other Assets and Liabilities, Net - (3.1%)		(26,874)
Total Net Assets - 100.0%		$875,440

JNL/Goldman Sachs Mid Cap Value Fund * (z)

Portfolio Composition:	Percentage of Total Investments
Financials	28.7%
Industrials	12.5
Consumer Discretionary	10.8
Information Technology	10.4
Utilities	8.9
Energy	8.4
Health Care	7.8
Materials	4.5
Consumer Staples	3.1
Short Term Investments	4.9
Total Investments	100.0%

	Shares/Par (p)	Value
COMMON STOCKS - 98.4%

CONSUMER DISCRETIONARY - 11.2%
Delphi Automotive Plc	188	$9,536
Liberty Interactive Corp. - Interactive Class A (c)	514	11,837
Liberty Media Corp. - Class A (c)	96	12,139
Macy’s Inc.	188	9,005
MGM Resorts International (c)	618	9,134
PVH Corp.	74	9,286
Toll Brothers Inc. (c)	311	10,134
Other Securities		41,377
		112,448
CONSUMER STAPLES - 3.2%
Monster Beverage Corp. (c)	161	9,777
Other Securities		22,391
		32,168
ENERGY - 8.7%
Cameron International Corp. (c)	149	9,096
Chesapeake Energy Corp.	523	10,661
Concho Resources Inc. (c)	106	8,916
Pioneer Natural Resources Co.	88	12,806
Range Resources Corp.	117	9,011
Tesoro Corp.	182	9,545
Other Securities		27,755
		87,790

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
FINANCIALS - 29.7%
Alexandria Real Estate Equities Inc.	133	8,762
AvalonBay Communities Inc.	123	16,630
CIT Group Inc. (c)	205	9,539
Digital Realty Trust Inc. (e)	151	9,199
Everest Re Group Ltd.	78	9,972
Hartford Financial Services Group Inc.	318	9,831
ING US Inc. (c) (e)	447	12,105
Invesco Ltd.	431	13,698
M&T Bank Corp. (e)	167	18,629
Northern Trust Corp.	199	11,540
Principal Financial Group Inc.	415	15,543
SLM Corp.	674	15,412
Willis Group Holdings Plc (e)	237	9,647
XL Group Plc	302	9,152
Other Securities		128,630
		298,289
HEALTH CARE - 8.0%
Aetna Inc.	280	17,785
Cardinal Health Inc.	245	11,584
Hologic Inc. (c) (e)	620	11,963
Humana Inc.	140	11,778
Other Securities		27,549
		80,659
INDUSTRIALS - 12.9%
Carlisle Cos. Inc.	167	10,424
Owens Corning Inc. (c)	284	11,086
Parker Hannifin Corp.	128	12,207
Stanley Black & Decker Inc.	157	12,138
Timken Co.	197	11,066
Other Securities		72,770
		129,691
INFORMATION TECHNOLOGY - 10.8%
Altera Corp.	527	17,379
Fidelity National Information Services Inc.	214	9,175
Juniper Networks Inc. (c)	665	12,838
Lam Research Corp. (c)	279	12,372
NetApp Inc.	250	9,451
PTC Inc. (c)	381	9,355
Other Securities		37,320
		107,890
MATERIALS - 4.7%
Celanese Corp. - Class A	210	9,422
Reliance Steel & Aluminum Co.	159	10,430
Other Securities		27,277
		47,129
UTILITIES - 9.2%
Calpine Corp. (c)	443	9,394
CMS Energy Corp.	324	8,808
PPL Corp.	384	11,614
SCANA Corp.	179	8,802
Sempra Energy	151	12,386
Xcel Energy Inc.	417	11,820
Other Securities		29,351
		92,175
Total Common Stocks (cost $891,601)		988,239

SHORT TERM INVESTMENTS - 5.1%

Investment Companies - 2.2%
JNL Money Market Fund, 0.01% (a) (h)	21,853	21,853

Securities Lending Collateral - 2.9%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	28,935	28,935
Total Short Term Investments (cost $50,788)		50,788

Total Investments - 103.5% (cost $942,389)		1,039,027
Other Assets and Liabilities, Net - (3.5%)		(35,501)
Total Net Assets - 100.0%		$1,003,526

JNL/Goldman Sachs U.S. Equity Flex Fund * (z)

Long Investments Portfolio Composition:	Percentage of Total Long Investments
Information Technology	20.5%
Financials	15.9
Consumer Discretionary	12.1
Health Care	11.8
Consumer Staples	10.0
Energy	9.1
Industrials	9.0
Materials	4.5
Utilities	3.6
Telecommunication Services	0.8
Short Term Investments	2.7
Total Long Investments	100.0%

Short Investments Portfolio Composition:	Percentage of Total Short Investments
Information Technology	21.2%
Consumer Staples	16.7
Materials	16.6
Financials	11.6
Consumer Discretionary	10.8
Industrials	10.8
Energy	7.6
Utilities	1.9
Telecommunication Services	1.7
Health Care	1.1
Total Short Investments	100.0%

	Shares/Par (p)	Value
COMMON STOCKS - 124.4%

CONSUMER DISCRETIONARY - 15.5%
CBS Corp. - Class B (o)	63	$3,089
L Brands Inc. (o)	55	2,720
Liberty Global Plc - Class A (c) (o)	40	2,964
Lowe’s Cos. Inc. (o)	68	2,770
PVH Corp.	14	1,720
Starwood Hotels & Resorts Worldwide Inc.	29	1,862
Toll Brothers Inc. (c)	72	2,336
Other Securities		7,030
		24,491
CONSUMER STAPLES - 12.7%
Anheuser-Busch InBev NV - ADR (o)	26	2,381
Constellation Brands Inc. - Class A (c) (o)	52	2,701
Ingredion Inc.	31	2,066
Monster Beverage Corp. (c) (o)	55	3,318
Philip Morris International Inc. (o)	21	1,837
Wal-Mart Stores Inc. (o)	44	3,260
Other Securities		4,507
		20,070

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
ENERGY - 11.6%
Devon Energy Corp. (o)	56	2,896
Exxon Mobil Corp. (o)	73	6,623
Halliburton Co. (o)	79	3,299
Occidental Petroleum Corp. (o)	21	1,871
Southwestern Energy Co. (c) (o)	78	2,837
Other Securities		779
		18,305
FINANCIALS - 20.3%
American International Group Inc. (c)	36	1,620
AvalonBay Communities Inc. (o)	12	1,568
Bank of America Corp. (o)	228	2,935
Citigroup Inc. (o)	80	3,820
Comerica Inc.	56	2,219
Hartford Financial Services Group Inc.	77	2,389
JPMorgan Chase & Co. (o)	70	3,713
Prudential Financial Inc. (o)	38	2,795
SLM Corp. (o)	121	2,758
Travelers Cos. Inc. (o)	36	2,870
Other Securities		5,331
		32,018
HEALTH CARE - 15.1%
Ariad Pharmaceuticals Inc. (c)	89	1,555
Covidien Plc	51	3,200
CR Bard Inc. (o)	17	1,866
Gilead Sciences Inc. (c)	40	2,055
Merck & Co. Inc. (o)	88	4,093
Mylan Inc. (c)	54	1,671
Pfizer Inc. (o)	114	3,198
UnitedHealth Group Inc. (o)	23	1,517
Vertex Pharmaceuticals Inc. (c)	29	2,291
Other Securities		2,268
		23,714
INDUSTRIALS - 11.5%
Boeing Co. (o)	47	4,800
General Electric Co. (o)	298	6,902
Textron Inc. (o)	119	3,112
Waste Management Inc.	59	2,392
Other Securities		930
		18,136
INFORMATION TECHNOLOGY - 26.2%
Adobe Systems Inc. (c) (o)	46	2,103
Altera Corp. (o)	112	3,705
Apple Inc. (o)	14	5,392
eBay Inc. (c)	36	1,847
EMC Corp. (o)	201	4,747
Fidelity National Information Services Inc.	40	1,706
Google Inc. - Class A (c) (o)	6	5,075
Juniper Networks Inc. (c) (o)	102	1,961
Lam Research Corp. (c)	45	1,985
MasterCard Inc.	3	1,632
Oracle Corp. (o)	144	4,414
QUALCOMM Inc. (o)	45	2,731
Other Securities		3,949
		41,247
MATERIALS - 5.8%
Celanese Corp. - Class A	35	1,577
Eastman Chemical Co. (o)	35	2,437
LyondellBasell Industries NV - Class A (o)	38	2,542
Other Securities		2,559
		9,115
TELECOMMUNICATION SERVICES - 1.0%
AT&T Inc.	45	1,596

UTILITIES - 4.7%
PG&E Corp.	46	2,082
Other Securities		5,231
		7,313
Total Common Stocks (cost $176,076)		196,005

SHORT TERM INVESTMENTS - 3.4%

Investment Companies - 3.4%
JNL Money Market Fund, 0.01% (a) (h)	5,416	5,416
Total Short Term Investments (cost $5,416)		5,416

Total Investments - 127.8% (cost $181,492)		201,421
Total Securities Sold Short - (27.8%) (proceeds $40,464)		(43,781)
Other Assets and Liabilities, Net - (0.0%)		(36)
Total Net Assets - 100.0%		$157,604

SECURITIES SOLD SHORT - 27.8%

COMMON STOCKS - 27.8%

CONSUMER DISCRETIONARY - 2.9%
AutoNation Inc.	16	$676
CST Brands Inc.	2	65
Gap Inc.	19	775
Garmin Ltd.	11	408
Meredith Corp.	26	1,260
New York Times Co. - Class A	52	573
Penske Auto Group Inc.	14	427
Regis Corp.	27	445
		4,629
CONSUMER STAPLES - 4.5%
Cia de Bebidas das Americas - ADR	48	1,784
General Mills Inc.	24	1,173
Green Mountain Coffee Roasters Inc.	17	1,251
JM Smucker Co.	12	1,233
Kimberly-Clark Corp.	10	997
Kroger Co.	20	698
		7,136
ENERGY - 2.1%
Chevron Corp.	11	1,260
Murphy Oil Corp.	22	1,332
Valero Energy Corp.	19	657
		3,249
FINANCIALS - 3.2%
ACE Ltd.	7	645
Annaly Capital Management Inc.	25	313
Federated Investors Inc. - Class B	31	838
FirstMerit Corp.	38	754
People’s United Financial Inc.	52	767
Valley National Bancorp	174	1,646
		4,963
HEALTH CARE - 0.3%
Zimmer Holdings Inc.	6	474

INDUSTRIALS - 2.9%
Caterpillar Inc.	12	1,029
Joy Global Inc.	10	485
Lockheed Martin Corp.	9	928
Northrop Grumman Systems Corp.	10	846
Precision Castparts Corp.	6	1,333
		4,621
INFORMATION TECHNOLOGY - 5.7%
Corning Inc.	74	1,057

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
FactSet Research Systems Inc.	13	1,344
Flextronics International Ltd.	129	996
Intel Corp.	32	769
International Business Machines Corp.	3	478
Lexmark International Inc. - Class A	30	926
Micron Technology Inc.	77	1,102
Palo Alto Networks Inc.	15	626
SanDisk Corp.	15	905
Seagate Technology	19	852
		9,055
MATERIALS - 5.2%
AK Steel Holding Corp.	232	706
Aluminum Corp. of China Ltd. - ADR - Class H	191	1,498
Cliffs Natural Resources Inc.	47	764
Mechel OAO - ADR	418	1,203
Newmont Mining Corp.	44	1,306
United States Steel Corp.	53	924
Valhi Inc.	60	830
Walter Industries Inc.	85	885
		8,116
TELECOMMUNICATION SERVICES - 0.5%
CenturyLink Inc.	21	747

UTILITIES - 0.5%
Wisconsin Energy Corp.	19	791
Total Securities Sold Short - 27.8% (proceeds $40,464)		$43,781

JNL/Invesco Global Real Estate Fund * (z)

Portfolio Composition:	Percentage of Total Investments
Real Estate Operating Companies	20.4%
Specialized - REITS	19.2
Retail - REITS	18.8
Diversified - REITS	13.1
Office - REITS	10.4
Residential - REITS	10.3
Real Estate Services	4.8
Short Term Investments	3.0
Total Investments	100.0%

	Shares/Par (p)	Value
COMMON STOCKS - 97.9%

AUSTRALIA - 7.0%
Dexus Property Group	17,017	$16,595
Federation Centres Ltd.	6,387	13,843
Goodman Group	2,717	12,079
GPT Group	3,731	13,101
Stockland	4,232	13,465
Westfield Group	2,634	27,585
Other Securities		7,394
		104,062
AUSTRIA - 0.2%
Other Securities		3,458

CANADA - 3.8%
Allied Properties REIT	310	9,444
Brookfield Properties Corp.	671	11,166
Canadian Apartment Properties REIT	437	9,401
Other Securities		26,747
		56,758
CHINA - 0.2%
Other Securities		2,163

FINLAND - 0.4%
Other Securities		5,313

FRANCE - 3.7%
Unibail-Rodamco SE	147	34,313
Other Securities		20,988
		55,301
GERMANY - 1.6%
Other Securities		23,647

HONG KONG - 9.3%
Henderson Land Development Co. Ltd.	3,995	23,724
Hongkong Land Holdings Ltd.	2,988	20,459
Hysan Development Co. Ltd.	2,423	10,460
New World Development Ltd.	11,776	16,175
Sun Hung Kai Properties Ltd.	998	12,816
Wharf Holdings Ltd.	3,161	26,383
Other Securities		28,029
		138,046
JAPAN - 13.9%
Japan Real Estate Investment Corp.	1	11,975
Mitsubishi Estate Co. Ltd.	1,563	41,613
Mitsui Fudosan Co. Ltd.	1,902	55,919
Sumitomo Realty & Development Co. Ltd.	734	29,253
Tokyu Land Corp.	1,108	10,143
Other Securities		56,436
		205,339
MALTA - 0.0%
Other Securities		—

NORWAY - 0.2%
Other Securities		3,141

SINGAPORE - 4.2%
CapitaLand Ltd.	5,520	13,336
CapitaMall Trust	7,366	11,559
CapitaMalls Asia Ltd.	6,581	9,439
Global Logistic Properties Ltd.	6,893	14,910
Other Securities		12,726
		61,970
SWEDEN - 1.1%
Castellum AB	665	9,017
Other Securities		6,886
		15,903
UNITED KINGDOM - 4.9%
British Land Co. Plc	1,562	13,458
Great Portland Estates Plc	1,427	11,515
Land Securities Group Plc	1,368	18,370
Other Securities		29,450
		72,793
UNITED STATES OF AMERICA - 47.4%
AvalonBay Communities Inc.	324	43,688
Boston Properties Inc.	441	46,557
CubeSmart	1,001	16,001
DDR Corp.	2,050	34,139
Equity Residential	389	22,604
Essex Property Trust Inc.	191	30,391
Federal Realty Investment Trust	117	12,120
General Growth Properties Inc.	481	9,562
Health Care REIT Inc.	662	44,353
Healthcare Realty Trust Inc.	401	10,218
Host Hotels & Resorts Inc.	2,212	37,309
Macerich Co.	574	35,000
Mid-America Apartment Communities Inc. (e)	272	18,433
Piedmont Office Realty Trust Inc. (e)	870	15,563
ProLogis Inc.	1,140	42,986

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Public Storage	197	30,206
Senior Housing Properties Trust	706	18,316
Simon Property Group Inc.	531	83,834
SL Green Realty Corp.	388	34,239
UDR Inc.	955	24,339
Ventas Inc.	382	26,561
Other Securities		64,988
		701,407
Total Common Stocks (cost $1,389,604)		1,449,301

RIGHTS - 0.0%
New World Development Co. Ltd. (c) (f)	151	—
Total Rights (cost $0)		—

SHORT TERM INVESTMENTS - 3.1%

Investment Companies - 1.8%
JNL Money Market Fund, 0.01% (a) (h)	25,835	25,835

Securities Lending Collateral - 1.3%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	19,652	19,652
Total Short Term Investments (cost $45,487)		45,487

Total Investments - 101.0% (cost $1,435,091)		1,494,788
Other Assets and Liabilities, Net - (1.0%)		(14,569)
Total Net Assets - 100.0%		$1,480,219

JNL/Invesco International Growth Fund * (z)

Portfolio Composition:	Percentage of Total Investments
Consumer Discretionary	22.8%
Information Technology	13.0
Financials	12.8
Industrials	10.3
Health Care	8.8
Energy	8.2
Consumer Staples	8.0
Materials	3.6
Telecommunication Services	1.4
Utilities	0.8
Short Term Investments	10.3
Total Investments	100.0%

	Shares/Par (p)	Value
COMMON STOCKS - 90.7%

CONSUMER DISCRETIONARY - 22.3%
Adidas AG	151	$16,346
Belle International Holdings Ltd.	6,213	8,494
British Sky Broadcasting Group Plc	914	11,009
Compass Group Plc	1,561	19,952
Galaxy Entertainment Group Ltd. (c) (e)	2,273	11,041
Grupo Televisa SAB - GDR	438	10,873
Hyundai Mobis	57	13,611
Publicis Groupe SA	212	15,108
Reed Elsevier Plc	1,951	22,186
Toyota Motor Corp.	243	14,663
WPP Plc	901	15,396
Other Securities		39,611
		198,290
CONSUMER STAPLES - 8.2%
Anheuser-Busch InBev NV	152	13,701
British American Tobacco Plc	361	18,525
Imperial Tobacco Group Plc	344	11,937
Nestle SA	190	12,453
Unilever NV - CVA	272	10,707
Other Securities		5,200
		72,523
ENERGY - 8.4%
BG Group Plc	585	9,949
CNOOC Ltd.	7,826	13,108
Royal Dutch Shell Plc - Class B	394	13,041
Suncor Energy Inc.	577	16,995
Other Securities		21,395
		74,488
FINANCIALS - 13.1%
Allianz SE	62	9,120
Banco Bradesco SA - ADR (e)	1,050	13,663
BM&F Bovespa SA	1,727	9,488
Deutsche Boerse AG	147	9,660
Fairfax Financial Holdings Ltd.	23	9,055
Industrial & Commercial Bank of China - Class H	13,892	8,707
Investor AB - Class B	374	10,035
Julius Baer Group Ltd.	281	10,954
Other Securities		35,865
		116,547
HEALTH CARE - 9.0%
Novartis AG	140	9,944
Roche Holding AG	72	17,786
Shire Plc	281	8,915
Teva Pharmaceutical Industries Ltd. - ADR	388	15,205
Other Securities		27,802
		79,652
INDUSTRIALS - 10.5%
ABB Ltd.	510	11,048
Brambles Ltd.	1,660	14,136
Deutsche Post AG	364	9,041
Fanuc Ltd.	81	11,708
Hutchison Whampoa Ltd.	887	9,280
Keppel Corp. Ltd. (e)	1,248	10,210
Schneider Electric SA	135	9,840
Other Securities		18,373
		93,636
INFORMATION TECHNOLOGY - 13.3%
Amadeus IT Holding SA	437	13,996
Avago Technologies Ltd.	334	12,487
Baidu.com - ADR - Class A (c)	166	15,738
CGI Group Inc. - Class A	489	14,329
Keyence Corp.	30	9,513
Samsung Electronics Co. Ltd.	9	10,102
SAP AG	257	18,771
Taiwan Semiconductor Manufacturing Co. Ltd.	2,723	9,859
Other Securities		12,960
		117,755
MATERIALS - 3.7%
Potash Corp. of Saskatchewan Inc.	236	9,000
Syngenta AG	32	12,456
Other Securities		11,767
		33,223
TELECOMMUNICATION SERVICES - 1.4%
Other Securities		12,392

UTILITIES - 0.8%
Other Securities		7,281
Total Common Stocks (cost $721,777)		805,787

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
PREFERRED STOCKS - 1.0%

CONSUMER DISCRETIONARY - 1.0%
Volkswagen AG	45	9,121
Total Preferred Stocks (cost $7,458)		9,121

SHORT TERM INVESTMENTS - 10.6%

Investment Companies - 7.6%
JNL Money Market Fund, 0.01% (a) (h)	67,102	67,102

Securities Lending Collateral - 3.0%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	26,253	26,253
Total Short Term Investments (cost $93,355)		93,355

Total Investments - 102.3% (cost $822,590)		908,263
Other Assets and Liabilities, Net - (2.3%)		(20,160)
Total Net Assets - 100.0%		$888,103

JNL/Invesco Large Cap Growth Fund * (z)

Portfolio Composition:	Percentage of Total Investments
Information Technology	29.5%
Consumer Discretionary	22.9
Health Care	13.2
Industrials	10.7
Financials	6.5
Energy	5.4
Consumer Staples	4.3
Telecommunication Services	3.6
Materials	1.4
Short Term Investments	2.5
Total Investments	100.0%

	Shares/Par (p)	Value
COMMON STOCKS - 98.3%

CONSUMER DISCRETIONARY - 23.0%
Amazon.com Inc. (c)	71	$19,636
CBS Corp. - Class B	218	10,671
DIRECTV (c)	305	18,805
DISH Network Corp. - Class A	883	37,548
Dollar General Corp. (c)	207	10,455
Gap Inc.	269	11,212
General Motors Co. (c)	505	16,812
Las Vegas Sands Corp.	163	8,605
Lowe’s Cos. Inc.	580	23,725
Michael Kors Holdings Ltd. (c)	161	9,979
Priceline.com Inc. (c)	36	30,185
Other Securities		29,441
		227,074
CONSUMER STAPLES - 4.3%
Anheuser-Busch InBev NV - ADR	130	11,702
Mondelez International Inc. - Class A	747	21,312
Philip Morris International Inc.	110	9,490
		42,504
ENERGY - 5.5%
Anadarko Petroleum Corp.	228	19,560
Schlumberger Ltd.	202	14,471
Weatherford International Ltd. (c)	1,453	19,905
		53,936
FINANCIALS - 6.6%
American Tower Corp.	179	13,117
Capital One Financial Corp.	117	7,322
Citigroup Inc.	439	21,073
Other Securities		23,415
		64,927
HEALTH CARE - 13.3%
Amgen Inc.	117	11,519
Celgene Corp. (c)	177	20,705
Express Scripts Holding Co. (c)	145	8,934
Gilead Sciences Inc. (c)	696	35,633
Johnson & Johnson	83	7,152
Pfizer Inc.	337	9,449
Other Securities		37,575
		130,967
INDUSTRIALS - 10.8%
Boeing Co.	170	17,407
Cummins Inc.	137	14,844
Danaher Corp.	155	9,790
Foster Wheeler AG (c)	346	7,508
General Electric Co.	856	19,854
Ingersoll-Rand Plc	145	8,032
JB Hunt Transport Services Inc. (e)	104	7,498
Norfolk Southern Corp.	134	9,707
United Technologies Corp.	127	11,821
		106,461
INFORMATION TECHNOLOGY - 29.8%
Apple Inc.	101	40,134
Applied Materials Inc.	717	10,688
Citrix Systems Inc. (c)	159	9,588
eBay Inc. (c)	291	15,054
EMC Corp.	492	11,631
Facebook Inc. - Class A (c)	1,562	38,838
Google Inc. - Class A (c)	47	40,944
Maxim Integrated Products Inc.	306	8,504
Microsoft Corp.	650	22,457
Oracle Corp.	393	12,070
QUALCOMM Inc.	535	32,708
Salesforce.com Inc. (c)	244	9,299
Visa Inc. - Class A	101	18,475
Other Securities		23,203
		293,593
MATERIALS - 1.4%
Monsanto Co.	78	7,678
Other Securities		6,011
		13,689
TELECOMMUNICATION SERVICES - 3.6%
Sprint Nextel Corp. (c)	5,140	36,081
Total Common Stocks (cost $864,095)		969,232

SHORT TERM INVESTMENTS - 2.5%

Investment Companies - 2.1%
JNL Money Market Fund, 0.01% (a) (h)	20,712	20,712

Securities Lending Collateral - 0.4%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	3,851	3,851
Total Short Term Investments (cost $24,563)		24,563

Total Investments - 100.8% (cost $888,658)		993,795
Other Assets and Liabilities, Net - (0.8%)		(7,737)
Total Net Assets - 100.0%		$986,058

See accompanying Notes to Financial Statements.

JNL/Invesco Small Cap Growth Fund * (z)

Portfolio Composition:	Percentage of Total Investments
Information Technology	21.9%
Health Care	17.0
Consumer Discretionary	15.7
Industrials	14.8
Financials	8.4
Energy	6.2
Materials	3.0
Consumer Staples	2.2
Telecommunication Services	1.1
Utilities	0.8
Short Term Investments	8.9
Total Investments	100.0%

	Shares/Par (p)	Value
COMMON STOCKS - 97.7%

CONSUMER DISCRETIONARY - 16.8%
Domino’s Pizza Inc.	87	$5,077
DSW Inc. - Class A	61	4,508
Jack in the Box Inc. (c)	119	4,659
Life Time Fitness Inc. (c)	79	3,964
Penn National Gaming Inc. (c)	98	5,182
Pool Corp.	97	5,075
Sinclair Broadcast Group Inc. - Class A	193	5,677
Tenneco Inc. (c)	109	4,934
Tractor Supply Co.	39	4,597
WABCO Holdings Inc. (c)	52	3,920
Other Securities		32,345
		79,938
CONSUMER STAPLES - 2.3%
Lancaster Colony Corp.	54	4,227
Other Securities		6,955
		11,182
ENERGY - 6.7%
Dril-Quip Inc. (c)	48	4,316
Oasis Petroleum Inc. (c)	113	4,406
Ultra Petroleum Corp. (c) (e)	201	3,976
Other Securities		19,110
		31,808
FINANCIALS - 9.0%
Affiliated Managers Group Inc. (c)	30	4,942
PrivateBancorp Inc.	190	4,024
SEI Investments Co.	142	4,041
Stifel Financial Corp. (c)	125	4,458
SVB Financial Group (c)	53	4,426
Other Securities		20,764
		42,655
HEALTH CARE - 18.2%
Centene Corp. (c)	92	4,826
Chemed Corp.	57	4,115
Health Management Associates Inc. - Class A (c)	284	4,465
Jazz Pharmaceuticals Plc (c)	63	4,312
PAREXEL International Corp. (c)	129	5,913
Salix Pharmaceuticals Ltd. (c)	67	4,426
STERIS Corp.	96	4,135
United Therapeutics Corp. (c)	63	4,131
VCA Antech Inc. (c)	162	4,229
Other Securities		46,168
		86,720
INDUSTRIALS - 15.9%
Acuity Brands Inc.	53	4,008
AO Smith Corp.	121	4,402
Corrections Corp. of America	142	4,795
Crane Co.	67	3,999
ITT Corp.	137	4,040
Kirby Corp. (c)	55	4,414
Lincoln Electric Holdings Inc.	84	4,793
MasTec Inc. (c)	126	4,147
Wabtec Corp.	89	4,731
Watsco Inc.	47	3,922
Other Securities		32,533
		75,784
INFORMATION TECHNOLOGY - 23.5%
Ansys Inc. (c)	55	3,992
Aspen Technology Inc. (c)	201	5,787
CommVault Systems Inc. (c)	53	4,028
CoStar Group Inc. (c)	65	8,391
Informatica Corp. (c)	131	4,578
Interactive Intelligence Group (c)	79	4,080
Littelfuse Inc.	58	4,328
Manhattan Associates Inc. (c)	91	7,054
Semtech Corp. (c)	116	4,068
ValueClick Inc. (c)	217	5,353
Other Securities		59,957
		111,616
MATERIALS - 3.2%
Other Securities		15,209

TELECOMMUNICATION SERVICES - 1.2%
SBA Communications Corp. (c)	78	5,746

UTILITIES - 0.9%
ITC Holdings Corp.	45	4,075
Total Common Stocks (cost $396,574)		464,733

SHORT TERM INVESTMENTS - 9.6%

Investment Companies - 3.8%
JNL Money Market Fund, 0.01% (a) (h)	17,938	17,938

Securities Lending Collateral - 5.8%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	27,352	27,352
Total Short Term Investments (cost $45,290)		45,290

Total Investments - 107.3% (cost $441,864)		510,023
Other Assets and Liabilities, Net - (7.3%)		(34,524)
Total Net Assets - 100.0%		$475,499

JNL/Ivy Asset Strategy Fund (t) * (z)

Portfolio Composition:	Percentage of Total Investments
Consumer Discretionary	30.7%
Financials	15.7
Information Technology	10.4
Precious Metals	8.4
Energy	4.4
Industrials	2.7
Health Care	2.1
Consumer Staples	2.1
Materials	1.0
Purchased Options	0.5
Telecommunication Services	0.2
Short Term Investments	21.8
Total Investments	100.0%

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
COMMON STOCKS - 68.4%

CONSUMER DISCRETIONARY - 28.4%
Bayerische Motoren Werke AG	268	$23,425
CBS Corp. - Class B	1,125	54,981
Delta Topco Ltd. (f) (q)	59,271	34,348
Galaxy Entertainment Group Ltd. (c) (e)	20,711	100,602
Hyundai Motor Co.	300	58,741
Legend Pictures LLC (c) (f) (q) (x)	15	27,463
Prada SpA (e)	2,414	21,773
Sands China Ltd.	24,586	114,892
Starwood Hotels & Resorts Worldwide Inc.	494	31,184
Twenty-First Century Fox Inc. - Class A	704	22,963
Wynn Resorts Ltd. (o)	634	81,210
Other Securities		88,119
		666,557
CONSUMER STAPLES - 2.2%
Philip Morris International Inc. (o)	501	43,414
Other Securities		8,051
		51,465
ENERGY - 4.6%
ConocoPhillips (o)	760	45,992
Occidental Petroleum Corp.	262	23,369
Phillips 66	489	28,828
Other Securities		9,677
		107,866
FINANCIALS - 16.2%
AIA Group Ltd. (e)	18,156	76,493
American International Group Inc. (c)	664	29,663
Blackstone Group LP	1,325	27,894
China Minsheng Banking Corp. Ltd. - Class H (e)	20,768	20,224
Chuo Mitsui Trust Holdings Inc. (q)	3,446	16,078
KKR & Co. LP	977	19,212
Ping an Insurance Group Co. of China Ltd. (e)	2,610	17,423
Sumitomo Mitsui Financial Group Inc.	335	15,338
Wells Fargo & Co.	350	14,424
Other Securities		143,351
		380,100
HEALTH CARE - 2.2%
Abbott Laboratories (e)	156	5,427
Pfizer Inc.	782	21,910
Other Securities		24,274
		51,611
INDUSTRIALS - 2.9%
Cummins Inc.	229	24,794
Other Securities		41,934
		66,728
INFORMATION TECHNOLOGY - 10.7%
Apple Inc.	104	41,291
ASML Holding NV	363	28,648
Baidu.com - ADR - Class A (c)	237	22,366
Cisco Systems Inc.	1,016	24,692
Cognizant Technology Solutions Corp. - Class A (c)	405	25,368
Google Inc. - Class A (c)	3	2,553
Intuit Inc.	391	23,850
Tencent Holdings Ltd.	594	23,206
Other Securities		59,673
		251,647
MATERIALS - 1.0%
Other Securities		23,535

TELECOMMUNICATION SERVICES - 0.2%
Other Securities		4,978
Total Common Stocks (cost $1,403,182)		1,604,487

PURCHASED OPTIONS - 0.5%
Other Securities		12,544
Total Purchased Options (cost $14,595)		12,544

CORPORATE BONDS AND NOTES - 3.3%

CONSUMER DISCRETIONARY - 3.3%
Delta Topco Ltd., 10.00%, 11/24/16 (f) (q)	$49,006	49,006
Legendary Pictures Funding LLC, 8.00%, 03/15/18 (f) (q)	28,500	28,500
Total Corporate Bonds and Notes (cost $78,075)		77,506

PRECIOUS METALS - 8.7%
Gold Bullion	165,011	203,434
Total Precious Metals (cost $253,008)		203,434

SHORT TERM INVESTMENTS - 22.6%

Commercial Paper - 17.8%
Abbott Laboratories, 0.12%, 09/04/13 (r)	$13,000	12,998
Air Liquide US LLC, 0.16%, 08/09/13 (r)	17,000	16,997
American Honda Finance Corp., 0.09%, 08/07/13	20,000	19,998
Bank of Nova Scotia
0.20%, 07/29/13	10,000	9,999
0.20%, 07/30/13	12,000	11,999
BHP Billiton Finance USA Ltd.
0.11%, 07/22/13 (r)	15,000	14,999
0.10%, 07/23/13 (r)	13,755	13,754
Campbell Soup Co.
0.15%, 07/17/13 (r)	11,000	10,999
0.16%, 07/29/13 (r)	15,000	14,998
Colgate-Palmolive Co., 0.07%, 07/09/13 (r)	20,000	20,000
GlaxoSmithKline Capital Inc., 0.13%, 07/31/13 (r)	26,712	26,709
Google Inc., 0.07%, 07/16/13 (r)	15,630	15,630
Hewlett-Packard Co., 0.35%, 07/22/13 (r)	43,250	43,242
John Deere Financial Ltd.
0.39%, 07/02/13 (r)	12,002	12,002
0.31%, 07/03/13 (r)	15,000	15,000
0.10%, 07/10/13 (r)	4,000	4,000
Kellogg Co.
0.39%, 07/01/13 (r)	10,000	10,000
0.19%, 07/09/13 (r)	10,000	10,000
Kroger Co.
0.30%, 07/08/13 (r)	10,000	9,999
1.06%, 07/09/13 (r)	10,000	9,999
Nestle Finance International Ltd., 0.12%, 07/24/13	20,000	19,998
Roche Holdings Inc.
0.34%, 07/09/13 (r)	14,000	14,000
0.27%, 07/16/13 (r)	10,000	9,999
0.20%, 07/18/13 (r)	8,000	8,000
0.19%, 07/19/13 (r)	6,000	6,000
Other Securities		57,157
		418,476
Investment Companies - 1.0%
JNL Money Market Fund, 0.01% (a) (h)	23,249	23,249

Securities Lending Collateral - 3.2%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	74,561	74,561

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Treasury Securities - 0.6%
Other Securities		12,998
Total Short Term Investments (cost $529,282)		529,284

Total Investments - 103.5% (cost $2,278,142)		2,427,255
Other Assets and Liabilities, Net - (3.5%)		(81,213)
Total Net Assets - 100.0%		$2,346,042

JNL/JPMorgan International Value Fund * (z)

Portfolio Composition:	Percentage of Total Investments
Financials	30.2%
Consumer Discretionary	10.5
Industrials	10.1
Energy	8.5
Health Care	8.3
Materials	7.4
Telecommunication Services	6.1
Information Technology	5.7
Consumer Staples	4.9
Utilities	4.8
Short Term Investments	3.5
Total Investments	100.0%

	Shares/Par (p)	Value
COMMON STOCKS - 96.4%

CONSUMER DISCRETIONARY - 9.1%
Honda Motor Co. Ltd.	163	$6,063
InterContinental Hotels Group Plc	250	6,884
Kingfisher Plc	1,207	6,293
Sodexo SA	73	6,100
Toyota Motor Corp.	179	10,779
Other Securities		13,145
		49,264
CONSUMER STAPLES - 5.0%
Japan Tobacco Inc.	199	7,024
Seven & I Holdings Co. Ltd.	200	7,321
Other Securities		12,438
		26,783
ENERGY - 8.6%
ENI SpA	543	11,141
Repsol SA	331	6,987
Royal Dutch Shell Plc - Class A	538	17,191
Other Securities		11,328
		46,647
FINANCIALS - 30.6%
Allianz SE	103	15,088
Australia & New Zealand Banking Group Ltd.	347	9,021
AXA SA	333	6,561
Barclays Plc	2,135	9,091
BNP Paribas	200	10,935
Daiwa House Industry Co. Ltd.	270	5,029
Deutsche Boerse AG	74	4,840
HSBC Holdings Plc	2,073	21,460
ING Groep NV - CVA (c)	540	4,936
Mitsubishi UFJ Financial Group Inc.	1,732	10,697
Mitsui Fudosan Co. Ltd.	196	5,762
ORIX Corp.	619	8,449
Societe Generale	155	5,328
Sumitomo Mitsui Financial Group Inc.	206	9,429
Swiss Re AG	99	7,362
Other Securities		31,482
		165,470
HEALTH CARE - 8.5%
Bayer AG	100	10,649
Novartis AG	134	9,456
Roche Holding AG	25	6,186
Sanofi SA	144	14,903
Other Securities		4,560
		45,754
INDUSTRIALS - 10.2%
Cie de Saint-Gobain	158	6,422
European Aeronautic Defence & Space Co. NV	119	6,379
Hutchison Whampoa Ltd.	868	9,081
Schneider Electric SA	104	7,586
Yamato Holdings Co. Ltd.	230	4,840
Other Securities		21,081
		55,389
INFORMATION TECHNOLOGY - 5.8%
ASML Holding NV	77	6,094
Hitachi Ltd.	1,630	10,444
Telefonaktiebolaget LM Ericsson - Class B	582	6,600
Other Securities		8,240
		31,378
MATERIALS - 7.5%
BASF SE	103	9,190
Lafarge SA (e)	94	5,772
Nitto Denko Corp.	91	5,830
Rio Tinto Plc	139	5,664
Solvay SA	62	8,123
Other Securities		6,149
		40,728
TELECOMMUNICATION SERVICES - 6.2%
Nippon Telegraph & Telephone Corp.	106	5,530
Telefonica SA (c)	415	5,338
Telenor ASA	323	6,408
Vodafone Group Plc	5,642	16,169
		33,445
UTILITIES - 4.9%
Centrica Plc	996	5,449
Electricite de France SA	283	6,560
Iberdrola SA	987	5,218
Other Securities		9,243
		26,470
Total Common Stocks (cost $483,689)		521,328

PREFERRED STOCKS - 1.5%

CONSUMER DISCRETIONARY - 1.5%
Volkswagen AG	41	8,316
Total Preferred Stocks (cost $7,710)		8,316

RIGHTS - 0.0%
Repsol SA (c) (e)	331	184
Total Rights (cost $195)		184

SHORT TERM INVESTMENTS - 3.6%

Investment Companies - 1.4%
JNL Money Market Fund, 0.01% (a) (h)	7,656	7,656

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Securities Lending Collateral - 2.2%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	11,625	11,625
Total Short Term Investments (cost $19,281)		19,281

Total Investments - 101.5% (cost $510,875)		549,109
Other Assets and Liabilities, Net - (1.5%)		(8,193)
Total Net Assets - 100.0%		$540,916

JNL/JPMorgan MidCap Growth Fund * (z)

Portfolio Composition:	Percentage of Total Investments
Consumer Discretionary	21.0%
Industrials	18.7
Information Technology	17.5
Health Care	14.3
Financials	9.7
Energy	6.2
Materials	3.4
Consumer Staples	1.3
Short Term Investments	7.9
Total Investments	100.0%

	Shares/Par (p)	Value
COMMON STOCKS - 97.7%

CONSUMER DISCRETIONARY - 22.2%
GNC Holdings Inc. - Class A	267	$11,800
Harley-Davidson Inc.	300	16,457
Lululemon Athletica Inc. (c) (e)	149	9,736
Marriott International Inc. - Class A	355	14,335
Michael Kors Holdings Ltd. (c)	261	16,193
Mohawk Industries Inc. (c)	90	10,169
O’Reilly Automotive Inc. (c)	202	22,772
Ross Stores Inc.	211	13,649
Tractor Supply Co.	102	12,008
Urban Outfitters Inc. (c)	267	10,727
Williams-Sonoma Inc.	230	12,855
Wynn Resorts Ltd.	102	13,005
Other Securities		36,767
		200,473
CONSUMER STAPLES - 1.4%
Other Securities		12,461

ENERGY - 6.6%
Cabot Oil & Gas Corp. - Class A	189	13,401
Concho Resources Inc. (c)	133	11,110
Oceaneering International Inc.	141	10,209
Plains All American Pipeline LP	157	8,756
Other Securities		15,982
		59,458
FINANCIALS - 10.3%
Axis Capital Holdings Ltd.	236	10,809
Blackstone Group LP	429	9,024
M&T Bank Corp. (e)	79	8,772
Moody’s Corp.	231	14,075
Signature Bank (c)	104	8,593
T. Rowe Price Group Inc.	150	10,975
Other Securities		31,000
		93,248
HEALTH CARE - 15.2%
Actavis Inc. (c)	92	11,562
Agilent Technologies Inc.	314	13,405
Brookdale Senior Living Inc. (c)	352	9,307
Humana Inc.	116	9,771
Illumina Inc. (c) (e)	172	12,880
Onyx Pharmaceuticals Inc. (c) (f)	99	12,238
Sirona Dental Systems Inc. (c)	142	9,348
Valeant Pharmaceuticals International Inc. (c)	182	15,658
Vertex Pharmaceuticals Inc. (c)	141	11,294
Other Securities		31,192
		136,655
INDUSTRIALS - 19.9%
Acuity Brands Inc.	125	9,470
Air Lease Corp. - Class A	335	9,240
Carlisle Cos. Inc.	216	13,459
Delta Air Lines Inc.	616	11,519
Flowserve Corp.	195	10,548
Fluor Corp.	181	10,729
Fortune Brands Home & Security Inc.	262	10,134
JB Hunt Transport Services Inc.	204	14,701
Kirby Corp. (c)	136	10,778
MSC Industrial Direct Co. - Class A	133	10,279
Nielsen Holdings NV	253	8,505
Pall Corp.	239	15,850
Stericycle Inc. (c)	112	12,408
Other Securities		31,495
		179,115
INFORMATION TECHNOLOGY - 18.5%
Akamai Technologies Inc. (c)	216	9,208
Alliance Data Systems Corp. (c) (e)	93	16,745
Amphenol Corp. - Class A	191	14,879
Applied Materials Inc.	772	11,514
Avago Technologies Ltd.	414	15,487
FleetCor Technologies Inc. (c)	169	13,740
LinkedIn Corp. - Class A (c)	63	11,179
Red Hat Inc. (c)	197	9,411
Xilinx Inc.	338	13,400
Other Securities		51,635
		167,198
MATERIALS - 3.6%
PPG Industries Inc.	91	13,265
Sherwin-Williams Co.	107	18,861
		32,126
Total Common Stocks (cost $776,771)		880,734

SHORT TERM INVESTMENTS - 8.4%

Investment Companies - 1.7%
JNL Money Market Fund, 0.01% (a) (h)	15,103	15,103

Securities Lending Collateral - 6.7%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	60,308	60,308
Total Short Term Investments (cost $75,411)		75,411

Total Investments - 106.1% (cost $852,182)		956,145
Other Assets and Liabilities, Net - (6.1%)		(54,697)
Total Net Assets - 100.0%		$901,448

See accompanying Notes to Financial Statements.

JNL/JPMorgan U.S. Government & Quality Bond Fund

Portfolio Composition:	Percentage of Total Investments
U.S. Government Agency MBS	55.7%
Government Securities	35.4
Non-U.S. Government Agency ABS	3.5
Financials	1.8
Information Technology	0.2
Utilities	0.2
Energy	0.1
Industrials	0.1
Consumer Staples	0.1
Telecommunication Services	0.1
Short Term Investments	2.8
Total Investments	100.0%

	Shares/Par (p)	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 3.7%
ACE Securities Corp. REMIC, 0.45%, 02/25/31 (i)	$136	$123
BB-UBS Trust REMIC, 2.89%, 06/05/30 (r)	8,000	7,510
Commercial Mortgage Pass-Through Certificates Interest Only REMIC, 2.12%, 08/15/45 (i)	17,826	2,087
CompuCredit Acquired Portfolio Voltage Master Trust, 0.36%, 09/17/18 (i) (q)	67	66
Conseco Financial Corp. REMIC, 7.07%, 01/15/29	43	45
Countrywide Alternative Loan Trust REMIC
0.40%, 07/20/46 (i)	795	445
0.39%, 12/20/46 (i)	1,188	788
Countrywide Home Equity Loan Trust, 0.48%, 02/15/34 (i)	421	348
Credit Suisse First Boston Mortgage Securities Corp. REMIC, 6.00%, 09/25/34	884	908
FDIC Structured Sale Guaranteed Notes REMIC, 1.84%, 04/25/31 (i) (r)	1,672	1,688
IndyMac Seconds Asset Backed Trust REMIC, 0.45%, 06/25/36 (i) (q)	864	196
LB-UBS Commercial Mortgage Trust REMIC, 5.35%, 11/15/38	2,520	2,787
MASTR Adjustable Rate Mortgages Trust REMIC, 2.30%, 02/25/34 (i)	592	581
Morgan Stanley Capital I Trust REMIC, 4.05%, 07/15/49	1,697	1,791
Morgan Stanley Mortgage Loan Trust REMIC, 2.64%, 10/25/34 (i)	496	495
NCUA Guaranteed Notes Trust REMIC, 1.60%, 10/29/20	1,725	1,747
Nomura Asset Acceptance Corp. REMIC, 6.50%, 03/25/34 (r)	3,925	4,111
Provident Funding Mortgage Loan Trust REMIC, 2.65%, 10/25/35 (i)	286	285
Residential Funding Mortgage Securities Inc. Trust REMIC, 5.50%, 02/25/35	2,881	2,856
SACO I Inc. REMIC, 0.45%, 06/25/36 (i) (q)	241	152
Springleaf Mortgage Loan Trust REMIC, 4.05%, 01/25/58 (i) (r)	2,546	2,631
Structured Asset Mortgage Investments Inc. REMIC, 0.40%, 08/25/36 (i)	1,122	821
UBS-BAMLL Trust REMIC, 3.66%, 06/10/30 (r)	4,560	4,427
Vendee Mortgage Trust REMIC, 6.75%, 02/15/31	2,151	2,492
Wells Fargo Mortgage Backed Securities Trust REMIC, 5.50%, 04/25/22	1,262	1,303
Wells Fargo Re-REMIC Trust, 1.75%, 08/20/21 (f) (r)	5,023	5,026
Wells Fargo-RBS Commercial Mortgage Trust REMIC, 4.38%, 03/15/44 (r)	4,750	4,987
Total Non-U.S. Government Agency Asset-Backed Securities (cost $52,123)		50,696

CORPORATE BONDS AND NOTES - 2.6%

CONSUMER STAPLES - 0.1%
Kimberly-Clark Corp., 2.40%, 03/01/22	700	664
PepsiCo Inc., 3.00%, 08/25/21	782	769
		1,433
ENERGY - 0.1%
Occidental Petroleum Corp., 3.13%, 02/15/22	666	645
Phillips 66, 4.30%, 04/01/22	912	942
		1,587
FINANCIALS - 1.8%
Bank of America Corp., 5.70%, 01/24/22	1,490	1,653
Bank of New York Mellon Corp., 3.55%, 09/23/21	3,850	3,922
Berkshire Hathaway Inc., 3.40%, 01/31/22	1,619	1,623
Citigroup Inc., 4.50%, 01/14/22	3,028	3,153
Goldman Sachs Group Inc., 5.75%, 01/24/22	840	926
PNC Funding Corp., 2.70%, 09/19/16	1,400	1,457
Toyota Motor Credit Corp., 3.40%, 09/15/21	5,500	5,447
U.S. Bancorp, 3.00%, 03/15/22	1,715	1,664
Wells Fargo & Co., 1.50%, 07/01/15	4,639	4,692
		24,537
INDUSTRIALS - 0.1%
ABB Finance USA Inc., 2.88%, 05/08/22	571	547
Lockheed Martin Corp., 3.35%, 09/15/21	984	978
		1,525
INFORMATION TECHNOLOGY - 0.2%
Hewlett-Packard Co., 4.05%, 09/15/22	1,935	1,838
Intel Corp., 3.30%, 10/01/21	1,279	1,283
		3,121
TELECOMMUNICATION SERVICES - 0.1%
Nippon Telegraph & Telephone Corp., 1.40%, 07/18/17	1,067	1,049

UTILITIES - 0.2%
Florida Power Corp., 3.10%, 08/15/21	1,203	1,207
Virginia Electric and Power Co., 2.95%, 01/15/22	870	858
		2,065
Total Corporate Bonds and Notes (cost $35,059)		35,317

GOVERNMENT AND AGENCY OBLIGATIONS - 90.8%

GOVERNMENT SECURITIES - 35.3%
Federal Farm Credit Bank - 1.2% (w)
Federal Farm Credit Bank
5.30%, 12/23/24	6,800	8,003
5.75%, 12/07/28	7,000	8,830
		16,833
Federal Home Loan Bank - 1.2% (w)
Federal Home Loan Bank
4.88%, 05/17/17	10,000	11,365
5.25%, 12/11/20	4,500	5,349
		16,714
Federal National Mortgage Association - 2.5% (w)
Federal National Mortgage Association
5.41%, 10/09/19	29,000	24,349
0.00%,11/15/20 (j)	9,000	7,444
Principal Only, 0.00%,03/23/28 (j)	4,000	2,219
		34,012
Sovereign - 4.2%
Financing Corp. Fico, 2.89%, 04/05/19	5,000	4,413

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Israel Government AID Bond
0.00%,09/15/19 (j)	20,000	17,601
5.26%, 11/01/21	10,000	7,957
Province of Saskatchewan Canada, 9.38%, 12/15/20 (e)	1,500	2,093
Residual Funding Corp. Principal Strip
2.90%, 10/15/19	3,800	3,333
0.00%, 07/15/20 - 01/15/30 (j)	12,410	8,829
Tennessee Valley Authority Generic Strip
0.00%,01/15/21 (j)	7,368	5,989
0.00%,07/15/21 (j)	7,119	5,672
1.44%, 07/15/37	6,000	2,160
		58,047
Treasury Inflation Index Securities - 0.7%
U.S. Treasury Inflation Indexed Note
2.00%, 01/15/26 (n)	6,069	6,995
2.38%, 01/15/27 (n)	2,318	2,783
		9,778
U.S. Treasury Securities - 25.5%
U.S. Treasury Bond
0.00%, 08/15/21 (j)	25,000	20,742
5.25%, 11/15/28 - 02/15/29	30,000	38,132
5.38%, 02/15/31	33,000	42,982
U.S. Treasury Note
2.00%, 04/30/16 - 11/15/21	50,000	50,502
4.63%, 02/15/17	22,000	24,901
4.75%, 08/15/17	17,000	19,508
3.38%, 11/15/19	50,000	54,984
1.00%, 11/30/19	25,000	23,805
2.63%, 08/15/20 - 11/15/20	55,000	57,364
1.75%, 05/15/22	20,000	19,056
		351,976
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 55.5%
Federal Home Loan Mortgage Corp. - 23.8%
Federal Home Loan Mortgage Corp.
6.50%, 08/01/13	—	—
8.00%, 07/01/20	9	10
6.00%, 11/01/28	82	89
7.00%, 04/01/29 - 08/01/32	138	160
5.00%, 08/01/33 - 12/01/34	2,065	2,278
2.38%, 12/01/35 (i)	1,623	1,711
3.05%, 01/01/37 (i)	186	198
5.50%, 07/01/38	11,743	12,614
4.50%, 10/01/40	1,939	2,055
3.00%, 07/15/42	38,553	38,298
REMIC, 5.00%, 10/15/17 - 08/15/39	65,682	71,011
REMIC, 4.50%, 06/15/18 - 07/15/34	32,167	34,694
REMIC, 4.00%, 07/15/23 - 12/15/40	27,720	29,469
REMIC, 5.50%, 01/15/26 - 07/15/40	46,273	50,840
REMIC, 3.50%, 02/15/26 - 01/15/41	51,649	53,810
REMIC, 3.00%, 04/15/31	19,096	19,709
REMIC, 2.00%, 03/15/33	9,864	9,633
REMIC, 6.00%, 07/15/37	2,000	2,260
		328,839
Federal National Mortgage Association - 25.5%
Federal National Mortgage Association
12.50%, 09/20/15 - 01/15/16	1	1
12.00%, 01/01/16 - 01/15/16	5	6
5.00%, 02/01/19 - 11/01/40	37,604	41,525
11.50%, 09/01/19	—	—
10.50%, 08/01/20	2	2
3.26%, 01/01/22	9,782	10,025
4.00%, 02/01/25 - 09/01/25	9,260	9,759
6.50%, 03/01/26 - 03/01/36	791	875
7.00%, 05/01/26 - 01/01/30	17	19
8.00%, 11/01/29 - 03/01/31	78	87
6.00%, 02/01/31 - 12/01/36	13,933	15,553
7.50%, 02/01/31	9	10
5.50%, 02/01/35 - 10/01/36	8,374	9,241
REMIC, 5.00%, 05/25/18 - 09/25/39	24,855	27,067
REMIC, 4.00%, 01/25/19 - 05/25/38	79,770	84,521
REMIC, 4.50%, 04/25/23 - 12/25/40	49,174	52,700
REMIC, 3.50%, 01/25/32 - 07/25/33	10,774	10,976
REMIC, 5.50%, 12/25/34 - 11/25/35	21,915	23,712
REMIC, 0.00%,04/25/36 (j)	3,527	3,270
REMIC, 6.00%, 02/25/37 (i)	6,116	6,788
REMIC, 11.15%, 02/25/40 (i)	190	198
REMIC, 7.50%, 12/25/41	6,664	7,618
REMIC, 2.50%, 01/25/42	23,865	23,762
REMIC, 3.00%, 04/25/42	13,735	13,917
REMIC, 5.75%, 06/25/42	1,730	1,822
REMIC, 4.68%, 06/25/43	4,581	4,974
REMIC, 6.00%, 12/25/49	1,737	1,998
REMIC, Interest Only, 6.36%, 10/25/27 (i)	8,887	576
		351,002
Government National Mortgage Association - 6.2%
Government National Mortgage Association
6.00%, 04/15/29 - 01/15/36	2,186	2,465
REMIC, 4.00%, 09/16/24 - 11/20/38	20,000	21,476
REMIC, 6.50%, 06/20/28 - 06/16/31	2,790	3,108
REMIC, 5.00%, 09/20/32 - 05/20/40	16,893	18,126
REMIC, 5.50%, 03/20/33 - 02/16/38	11,647	12,901
REMIC, 6.00%, 12/16/33	3,357	3,753
REMIC, 3.00%, 04/20/39	7,813	8,197
REMIC, 4.50%, 06/20/39	10,000	10,946
REMIC, Interest Only, 6.21%, 05/16/38 (i)	4,883	803
REMIC, Interest Only, 5.94%, 07/20/41 (i)	24,012	3,268
		85,043
Total Government and Agency Obligations (cost $1,199,263)		1,252,244

SHORT TERM INVESTMENTS - 2.7%

Investment Companies - 2.7%
JNL Money Market Fund, 0.01% (a) (h)	37,476	37,476

Securities Lending Collateral - 0.0%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	286	286
Total Short Term Investments (cost $37,762)		37,762

Total Investments - 99.8% (cost $1,324,207)		1,376,019
Other Assets and Liabilities, Net - 0.2%		2,465
Total Net Assets - 100.0%		$1,378,484

JNL/Lazard Emerging Markets Fund * (z)

Portfolio Composition:	Percentage of Total Investments
Financials	26.2%
Information Technology	16.9
Telecommunication Services	11.5
Consumer Staples	10.6
Energy	9.0
Consumer Discretionary	8.1
Industrials	7.7
Materials	5.3
Health Care	0.3
Short Term Investments	4.4
Total Investments	100.0%

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
COMMON STOCKS - 97.7%

CONSUMER DISCRETIONARY - 8.4%
Hyundai Mobis	111	$26,320
Woongjin Coway Co. Ltd.	322	15,727
Wynn Macau Ltd.	6,065	16,314
Other Securities		62,264
		120,625
CONSUMER STAPLES - 10.9%
Cia de Bebidas das Americas - ADR	386	14,409
Kimberly-Clark de Mexico SAB de CV	5,236	17,175
KT&G Corp.	323	20,954
Magnit OJSC - GDR (r)	206	11,732
Natura Cosmeticos SA	751	16,416
Shoprite Holdings Ltd.	1,285	24,142
Souza Cruz SA	1,154	14,251
Tiger Brands Ltd.	426	12,723
Other Securities		25,260
		157,062
ENERGY - 9.2%
CNOOC Ltd.	10,301	17,253
Gazprom OAO - ADR	1,339	8,791
Gazprom OAO - ADR	917	6,022
Gazprom OAO - ADR	11	71
Pacific Rubiales Energy Corp.	1,362	23,915
Other Securities		76,596
		132,648
FINANCIALS - 26.8%
Akbank T.A.S.	3,128	12,731
Banco do Brasil SA	3,927	38,872
Bank Mandiri Persero Tbk PT	24,667	22,248
BB Seguridade Participacoes SA (c)	1,925	15,136
China Construction Bank Corp. - Class H	61,239	43,034
Hanwha Life Insurance Co. Ltd.	2,750	15,831
KB Financial Group Inc.	596	17,680
OTP Bank Plc	1,042	21,798
Punjab National Bank	1,101	11,998
Sberbank of Russia - ADR	3,972	45,066
Shinhan Financial Group Co. Ltd.	940	30,827
Standard Bank Group Ltd.	1,276	14,377
Turkiye Is Bankasi SA - Class C	7,438	21,953
Other Securities		75,450
		387,001
HEALTH CARE - 0.3%
Other Securities		4,457

INDUSTRIALS - 7.6%
Bidvest Group Ltd.	744	18,441
CCR SA	1,806	14,371
KOC Holding A/S	3,102	14,864
KOC Holding A/S - ADR	168	3,987
Orascom Construction Industries	351	12,063
United Tractors Tbk PT	7,684	14,027
Other Securities		32,450
		110,203
INFORMATION TECHNOLOGY - 17.3%
Baidu.com - ADR - Class A (c)	288	27,203
Cielo SA	1,625	40,727
Cielo SA - ADR	199	5,010
Hon Hai Precision Industry Co. Ltd.	869	2,124
Hon Hai Precision Industry Co. Ltd. - GDR	2,441	11,842
MediaTek Inc.	1,095	12,623
NetEase.com - ADR	232	14,630
NHN Corp.	50	12,758
Samsung Electronics Co. Ltd.	37	43,328
Taiwan Semiconductor Manufacturing Co. Ltd.	1,483	5,369
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,927	35,295
Tata Consultancy Services Ltd.	753	19,202
Other Securities		19,319
		249,430
MATERIALS - 5.4%
Siam Cement PCL	830	12,178
Vale SA - ADR (e)	1,460	19,194
Vale SA - ADR Preferred	236	2,867
Other Securities		43,637
		77,876
TELECOMMUNICATION SERVICES - 11.8%
America Movil SAB de CV - ADR - Class L	544	11,837
China Mobile Ltd. - ADR	601	31,090
MegaFon OAO - GDR (c) (r)	516	16,165
Mobile Telesystems OJSC - ADR	1,619	30,660
Philippine Long Distance Telephone Co. - ADR	356	24,155
Telekomunikasi Indonesia PT - ADR	680	29,060
Turkcell Iletisim Hizmetleri A/S (c)	2,368	13,624
Turkcell Iletisim Hizmetleri A/S - ADR (c)	187	2,686
Other Securities		10,372
		169,649
Total Common Stocks (cost $1,495,786)		1,408,951

PREFERRED STOCKS - 0.3%

INDUSTRIALS - 0.3%
Other Securities		3,976
Total Preferred Stocks (cost $4,299)		3,976

SHORT TERM INVESTMENTS - 4.5%

Investment Companies - 1.4%
JNL Money Market Fund, 0.01% (a) (h)	20,134	20,134

Securities Lending Collateral - 3.1%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	45,289	45,289
Total Short Term Investments (cost $65,423)		65,423

Total Investments - 102.5% (cost $1,565,508)		1,478,350
Other Assets and Liabilities, Net - (2.5%)		(35,549)
Total Net Assets - 100.0%		$1,442,801

JNL/Lazard Mid Cap Equity Fund

Portfolio Composition:	Percentage of Total Investments
Information Technology	18.9%
Consumer Discretionary	17.8
Financials	17.7
Health Care	14.3
Industrials	9.1
Consumer Staples	5.9
Energy	4.6
Materials	3.8
Short Term Investments	7.9
Total Investments	100.0%

	Shares/Par (p)	Value
COMMON STOCKS - 97.1%

CONSUMER DISCRETIONARY - 18.8%
Advance Auto Parts Inc.	46	$3,750

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
American Eagle Outfitters Inc.	136	2,489
AutoZone Inc. (c)	26	10,956
Big Lots Inc. (c)	53	1,663
Hasbro Inc. (e)	166	7,424
Interpublic Group of Cos. Inc.	220	3,207
Macy’s Inc.	186	8,933
Ross Stores Inc.	123	7,959
		46,381
CONSUMER STAPLES - 6.2%
Molson Coors Brewing Co. - Class B	222	10,630
Sysco Corp.	140	4,769
		15,399
ENERGY - 4.8%
Cameron International Corp. (c)	34	2,098
CONSOL Energy Inc.	51	1,377
EQT Corp.	32	2,540
Noble Energy Inc.	63	3,806
Oil States International Inc. (c)	22	2,071
		11,892
FINANCIALS - 18.7%
Ameriprise Financial Inc.	30	2,459
East West Bancorp Inc.	81	2,230
Hartford Financial Services Group Inc.	146	4,511
IntercontinentalExchange Inc. (c)	36	6,391
Kilroy Realty Corp.	71	3,780
Lexington Realty Trust (e)	434	5,069
Macerich Co.	70	4,274
Raymond James Financial Inc.	68	2,936
Realogy Holdings Corp. (c)	31	1,475
Regions Financial Corp.	564	5,376
Signature Bank (c)	39	3,246
Willis Group Holdings Plc	109	4,453
		46,200
HEALTH CARE - 15.1%
Aetna Inc.	69	4,410
AmerisourceBergen Corp.	158	8,807
Ariad Pharmaceuticals Inc. (c)	110	1,915
CareFusion Corp. (c)	300	11,062
Magellan Health Services Inc. (c)	50	2,793
Quintiles Transnational Holdings Inc. (c)	39	1,647
Vertex Pharmaceuticals Inc. (c)	29	2,316
Zoetis Inc. - Class A (e)	144	4,439
		37,389
INDUSTRIALS - 9.6%
B/E Aerospace Inc. (c)	59	3,690
Better Place (f) (q)	406	4
Corrections Corp. of America	73	2,460
Dover Corp.	68	5,294
Joy Global Inc.	41	2,009
Republic Services Inc. - Class A	158	5,363
Rockwell Collins Inc.	38	2,416
Tyco International Ltd.	76	2,488
		23,724
INFORMATION TECHNOLOGY - 19.9%
Amdocs Ltd.	46	1,695
Avago Technologies Ltd.	101	3,787
Blackhawk Network Holdings Inc. - Class A (c) (e)	163	3,791
Check Point Software Technologies Ltd. (c)	103	5,097
F5 Networks Inc. (c)	28	1,899
Fidelity National Information Services Inc.	136	5,843
Informatica Corp. (c)	66	2,323
Lender Processing Services Inc.	93	3,015
NetApp Inc.	172	6,481
NetScout Systems Inc. (c)	124	2,901
TE Connectivity Ltd.	68	3,074
TIBCO Software Inc. (c)	82	1,746
Vantiv Inc. - Class A (c)	165	4,562
Xilinx Inc.	74	2,935
		49,149
MATERIALS - 4.0%
Eastman Chemical Co.	79	5,503
Owens-Illinois Inc. (c)	97	2,684
US Silica Holdings Inc. (e)	78	1,619
		9,806
Total Common Stocks (cost $212,223)		239,940

SHORT TERM INVESTMENTS - 8.3%

Investment Companies - 2.6%
JNL Money Market Fund, 0.01% (a) (h)	6,453	6,453

Securities Lending Collateral - 5.7%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	14,103	14,103
Total Short Term Investments (cost $20,556)		20,556

Total Investments - 105.4% (cost $232,779)		260,496
Other Assets and Liabilities, Net - (5.4%)		(13,306)
Total Net Assets - 100.0%		$247,190

JNL/M&G Global Basics Fund

Portfolio Composition:	Percentage of Total Investments
Consumer Staples	29.2%
Materials	22.9
Industrials	14.0
Consumer Discretionary	8.0
Health Care	6.0
Financials	4.1
Energy	0.8
Short Term Investments	15.0
Total Investments	100.0%

	Shares/Par (p)	Value
COMMON STOCKS - 95.3%

CONSUMER DISCRETIONARY - 9.0%
Compagnie des Alpes	86	$1,750
Hongkong & Shanghai Hotels (e)	4,563	7,392
Publicis Groupe SA	140	9,956
		19,098
CONSUMER STAPLES - 32.8%
Agrana Beteiligungs AG (e)	64	9,340
Baron de Ley SA (c)	25	1,702
Danone SA	58	4,400
Elizabeth Arden Inc. (c)	107	4,809
Kerry Group Plc	193	10,650
Kirin Holdings Co. Ltd.	689	10,792
Marico Ltd.	768	2,684
Petra Foods Ltd.	573	1,711
PZ Cussons Plc	1,325	6,971
Suedzucker AG	102	3,143
Unilever Plc	240	9,734
Yakult Honsha Co. Ltd. (e)	87	3,591
		69,527

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
ENERGY - 0.9%
African Petroleum Corp. Ltd. (c)	128	18
Aquila Resources Ltd. (c) (e)	1,068	1,736
Equatorial Resources Ltd. (c) (e)	262	115
		1,869
FINANCIALS - 4.6%
AMMB Holdings Bhd	3,806	8,822
DBS Group Holdings Ltd.	78	949
		9,771
HEALTH CARE - 6.8%
Ansell Ltd. (e)	581	9,360
Genus Plc (e)	113	2,351
GI Dynamics Inc. - CDI (c) (q)	1,124	612
MD Medical Group Investments Plc - GDR	82	1,184
Starpharma Holdings Ltd. (c) (e)	1,223	900
		14,407
INDUSTRIALS - 15.5%
DP World Ltd.	406	6,243
G4S Plc	2,742	9,669
United Parcel Service Inc. - Class B	93	8,051
United Technologies Corp.	95	8,848
		32,811
MATERIALS - 25.7%
AMCOL International Corp.	90	2,846
Cudeco Ltd. (c) (e)	402	732
Dominion Diamond Corp.	91	1,281
Galaxy Resources Ltd. (c) (e) (f) (q)	751	158
Hochschild Mining Plc	625	1,482
Iluka Resources Ltd. (e)	845	7,618
Imerys SA	104	6,412
Ivanhoe Australia Ltd. (c) (e)	1,156	211
K+S AG	10	361
OZ Minerals Ltd. (e)	688	2,583
Panoramic Resources Ltd.	430	79
Scotts Miracle-Gro Co. - Class A (e)	206	9,932
Symrise AG	433	17,509
Umicore	62	2,585
Uralkali OJSC - GDR	20	653
		54,442
Total Common Stocks (cost $199,298)		201,925

PREFERRED STOCKS - 0.2%

INDUSTRIALS - 0.2%
Villeroy & Boch AG	38	425
Total Preferred Stocks (cost $291)		425

SHORT TERM INVESTMENTS - 16.9%

Investment Companies - 4.2%
JNL Money Market Fund, 0.01% (a) (h)	8,803	8,803

Securities Lending Collateral - 12.7%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	27,003	27,003
Total Short Term Investments (cost $35,806)		35,806

Total Investments - 112.4% (cost $235,395)		238,156
Other Assets and Liabilities, Net - (12.4%)		(26,335)
Total Net Assets - 100.0%		$211,821

JNL/M&G Global Leaders Fund

Portfolio Composition:	Percentage of Total Investments
Industrials	19.0%
Financials	17.9
Information Technology	17.0
Consumer Discretionary	15.5
Health Care	12.8
Energy	6.8
Consumer Staples	4.9
Materials	2.5
Telecommunication Services	1.4
Short Term Investments	2.2
Total Investments	100.0%

	Shares/Par (p)	Value
COMMON STOCKS - 99.9%

CONSUMER DISCRETIONARY - 15.8%
Amer Sports Oyj - Class A	50	$921
Bridgestone Corp.	25	836
CBS Corp. - Class B	12	586
CST Brands Inc. (c) (e)	13	403
Harley-Davidson Inc.	18	1,003
Leapfrog Enterprises Inc. - Class A (c) (e)	29	284
Madison Square Garden Inc. - Class A (c)	8	486
MGM Resorts International (c)	58	861
News Corp. - Class B	31	1,021
NGK Spark Plug Co. Ltd.	39	781
Renault SA	14	912
Sega Sammy Holdings Inc.	29	724
		8,818
CONSUMER STAPLES - 5.0%
CVS Caremark Corp.	14	818
Dr. Pepper Snapple Group Inc.	18	836
SUPERVALU Inc. (c) (e)	63	390
Treasury Wine Estates Ltd.	141	751
		2,795
ENERGY - 7.0%
Anadarko Petroleum Corp.	12	1,057
China Petroleum & Chemical Corp. - Class H	978	684
Repsol SA	33	690
Talisman Energy Inc.	79	903
Valero Energy Corp.	16	560
		3,894
FINANCIALS - 18.3%
ACE Ltd.	8	752
AIA Group Ltd.	333	1,403
Bank of Yokohama Ltd.	115	593
Citigroup Inc.	30	1,424
Intesa Sanpaolo SpA	423	678
Lloyds Banking Group Plc (c)	497	477
MetLife Inc.	28	1,290
Morgan Stanley	34	821
New World Development Ltd.	548	752
Royal Bank of Scotland Group Plc (c)	204	847
State Bank of India Ltd. - GDR	11	729
Wells Fargo & Co.	11	454
		10,220
HEALTH CARE - 13.1%
Amgen Inc.	11	1,046
Eli Lilly & Co.	19	914
H Lundbeck A/S	26	462
Haemonetics Corp. (c)	30	1,232
Merck KGaA	4	633
Novartis AG	16	1,148

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Pfizer Inc.	34	955
Sanofi SA	9	912
		7,302
INDUSTRIALS - 19.3%
Bodycote Plc	67	532
Con-Way Inc.	11	421
Deutsche Lufthansa AG (c)	48	968
Fortune Brands Home & Security Inc.	25	957
General Electric Co.	62	1,442
ITT Corp.	34	1,006
Nidec Corp. (e)	13	924
Parker Hannifin Corp.	9	820
Snap-On Inc.	11	1,019
Toyota Tsusho Corp.	37	941
UTi Worldwide Inc.	48	797
Xylem Inc.	36	978
		10,805
INFORMATION TECHNOLOGY - 17.4%
eBay Inc. (c)	18	905
Hitachi Ltd.	145	929
Intel Corp.	36	872
Jabil Circuit Inc.	51	1,044
Microsoft Corp.	53	1,823
Motorola Solutions Inc.	16	929
Nomura Research Institute Ltd.	43	1,390
QUALCOMM Inc.	12	733
Tessera Technologies Inc.	18	368
Yokogawa Electric Corp.	59	704
		9,697
MATERIALS - 2.6%
Solvay SA	4	573
Svenska Cellulosa AB - Class B	35	879
		1,452
TELECOMMUNICATION SERVICES - 1.4%
Vivendi SA	41	772
Total Common Stocks (cost $49,015)		55,755

RIGHTS - 0.0%
New World Development Co. Ltd. (c) (f)	6	—
Total Rights (cost $0)		—

SHORT TERM INVESTMENTS - 2.2%

Investment Companies - 0.0%
JNL Money Market Fund, 0.01% (a) (h)	11	11

Securities Lending Collateral - 2.2%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	1,254	1,254
Total Short Term Investments (cost $1,265)		1,265

Total Investments - 102.1% (cost $50,280)		57,020
Other Assets and Liabilities, Net - (2.1%)		(1,188)
Total Net Assets - 100.0%		$55,832

JNL/Mellon Capital 10 x 10 Fund

Portfolio Composition:	Percentage of Total Investments
Global Equity	50.8%
Domestic Equity	30.5
International Equity	9.5
Domestic Fixed Income	9.2
Total Investments	100.0%

	Shares/Par (p)	Value
INVESTMENT COMPANIES - 100.0%
JNL/Mellon Capital Bond Index Fund (1.6%) (b)	2,606	$30,954
JNL/Mellon Capital International Index Fund (1.7%) (b)	2,554	32,204
JNL/Mellon Capital JNL 5 Fund (5.2%) (b)	16,068	171,283
JNL/Mellon Capital S&P 400 MidCap Index Fund (2.6%) (b)	2,069	34,229
JNL/Mellon Capital S&P 500 Index Fund (1.7%) (b)	2,546	34,172
JNL/Mellon Capital Small Cap Index Fund (2.7%) (b)	2,323	34,477
Total Investment Companies (cost $248,854)		337,319

Total Investments - 100.0% (cost $248,854)		337,319
Other Assets and Liabilities, Net - (0.0%)		(23)
Total Net Assets - 100.0%		$337,296

JNL/Mellon Capital Index 5 Fund

Portfolio Composition:	Percentage of Total Investments
Domestic Equity	62.2%
International Equity	19.3
Domestic Fixed Income	18.5
Total Investments	100.0%

	Shares/Par (p)	Value
INVESTMENT COMPANIES - 100.0%
JNL/Mellon Capital Bond Index Fund (5.8%) (b)	9,586	$113,887
JNL/Mellon Capital International Index Fund (6.3%) (b)	9,410	118,665
JNL/Mellon Capital S&P 400 MidCap Index Fund (9.8%) (b)	7,690	127,187
JNL/Mellon Capital S&P 500 Index Fund (6.2%) (b)	9,473	127,126
JNL/Mellon Capital Small Cap Index Fund (10.2%) (b)	8,659	128,497
Total Investment Companies (cost $514,232)		615,362

Total Investments - 100.0% (cost $514,232)		615,362
Other Assets and Liabilities, Net - (0.0%)		(38)
Total Net Assets - 100.0%		$615,324

JNL/Mellon Capital Emerging Markets Index Fund * (z)

Portfolio Composition:	Percentage of Total Investments
Financials	26.9%
Information Technology	13.9
Energy	10.6
Materials	9.9
Consumer Staples	9.0
Consumer Discretionary	8.2
Telecommunication Services	7.7
Industrials	6.0
Utilities	3.2
Health Care	1.4
Investment Companies	0.9
Short Term Investments	2.3
Total Investments	100.0%

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
COMMON STOCKS - 90.8%

CONSUMER DISCRETIONARY - 7.7%
Astra International Tbk PT	2,890	$2,031
Hyundai Mobis	10	2,307
Hyundai Motor Co.	21	4,209
Kia Motors Corp.	36	1,951
Naspers Ltd. - Class N	56	4,128
Other Securities		23,786
		38,412
CONSUMER STAPLES - 8.2%
Cia de Bebidas das Americas	19	715
Fomento Economico Mexicano SAB de CV	275	2,848
Magnit OJSC - GDR	38	2,145
Perdigao SA	93	2,016
Wal-Mart de Mexico SAB de CV - Class V	725	2,032
Other Securities		31,456
		41,212
ENERGY - 9.9%
China Petroleum & Chemical Corp. - Class H	3,638	2,546
CNOOC Ltd.	2,535	4,246
Gazprom OAO - ADR	296	1,945
Gazprom OAO - ADR	552	3,626
Lukoil OAO - ADR	26	1,479
Lukoil OAO - ADR	48	2,749
PetroChina Co. Ltd. - Class H	3,006	3,259
Petroleo Brasileiro SA	418	2,783
Reliance Industries Ltd.	181	2,619
Sasol Ltd.	78	3,405
Other Securities		20,747
		49,404
FINANCIALS - 25.0%
Banco Bradesco SA	88	1,207
Bank Central Asia Tbk PT	1,730	1,734
Bank of China Ltd. - Class H	10,688	4,379
China Construction Bank Corp. - Class H	10,190	7,161
China Life Insurance Co. Ltd.	239	235
China Life Insurance Co. Ltd. - Class H	1,060	2,468
HDFC Bank Ltd.	220	2,468
Housing Development Finance Corp.	208	3,059
Industrial & Commercial Bank of China - Class H	10,444	6,545
Kasikornbank PCL	44	276
Kasikornbank PCL - NVDR	241	1,470
Malayan Banking Bhd	591	1,939
Ping an Insurance Group Co. of China Ltd. - Class H (e)	261	1,739
Sberbank of Russia - ADR	407	4,623
Shinhan Financial Group Co. Ltd.	59	1,936
Standard Bank Group Ltd.	168	1,889
Other Securities		82,023
		125,151
HEALTH CARE - 1.4%
Other Securities		7,101

INDUSTRIALS - 6.0%
Other Securities		30,310

INFORMATION TECHNOLOGY - 13.6%
Hon Hai Precision Industry Co. Ltd.	1,423	3,477
Infosys Ltd.	64	2,655
MediaTek Inc.	168	1,942
Samsung Electro-Mechanics Co. Ltd.	8	610
Samsung Electronics Co. Ltd.	16	18,152
SK Hynix Inc. (c)	74	2,010
Taiwan Semiconductor Manufacturing Co. Ltd.	3,466	12,549
Tencent Holdings Ltd.	144	5,634
Other Securities		21,309
		68,338
MATERIALS - 8.5%
Cemex Latam Holdings SA (c)	29	195
China Petrochemical Development Corp.	252	128
POSCO Inc.	9	2,456
Vale SA	184	2,401
Other Securities		37,346
		42,526
TELECOMMUNICATION SERVICES - 7.5%
America Movil SAB de CV - Class L (e)	5,410	5,887
China Mobile Ltd.	849	8,793
Chunghwa Telecom Co. Ltd.	516	1,727
MTN Group Ltd.	240	4,460
Other Securities		16,911
		37,778
UTILITIES - 3.0%
Other Securities		14,954
Total Common Stocks (cost $484,294)		455,186

PREFERRED STOCKS - 7.1%

CONSUMER DISCRETIONARY - 0.6%
Grupo Televisa SAB	368	1,833
Hyundai Motor Co.	6	531
Hyundai Motor Co.	3	264
Other Securities		366
		2,994
CONSUMER STAPLES - 0.9%
Cia de Bebidas das Americas	97	3,635
Other Securities		992
		4,627
ENERGY - 0.9%
Petroleo Brasileiro SA	596	4,334

FINANCIALS - 2.3%
Banco Bradesco SA	299	3,861
Itau Unibanco Holding SA	355	4,588
Other Securities		3,162
		11,611
INDUSTRIALS - 0.0%
Other Securities		183

INFORMATION TECHNOLOGY - 0.4%
Samsung Electronics Co. Ltd.	3	2,245

MATERIALS - 1.5%
Cemex SAB de CV (e)	1,610	1,707
Vale SA	270	3,275
Other Securities		2,520
		7,502
TELECOMMUNICATION SERVICES - 0.2%
Other Securities		1,096

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
UTILITIES - 0.3%
Other Securities		1,246
Total Preferred Stocks (cost $44,801)		35,838

RIGHTS - 0.0%
Other Securities		—
Total Rights (cost $0)		—

INVESTMENT COMPANIES - 0.9%
iShares MSCI Emerging Market Index Fund	125	4,811
Total Investment Companies (cost $4,727)		4,811

SHORT TERM INVESTMENTS - 2.4%

Securities Lending Collateral - 2.3%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	11,394	11,394

Treasury Securities - 0.1%
Other Securities		255
Total Short Term Investments (cost $11,649)		11,649

Total Investments - 101.2% (cost $545,471)		507,484
Other Assets and Liabilities, Net - (1.2%)		(6,009)
Total Net Assets - 100.0%		$501,475

JNL/Mellon Capital European 30 Fund

Portfolio Composition:	Percentage of Total Investments
Financials	20.8%
Telecommunication Services	15.1
Industrials	13.0
Consumer Staples	12.3
Consumer Discretionary	9.4
Utilities	8.8
Health Care	6.8
Energy	6.6
Short Term Investments	7.2
Total Investments	100.0%

	Shares/Par (p)	Value
COMMON STOCKS - 97.4%

CONSUMER DISCRETIONARY - 9.9%
Axel Springer AG (e)	32	$1,351
Reed Elsevier Plc	129	1,462
Wolters Kluwer NV	66	1,403
		4,216
CONSUMER STAPLES - 13.0%
Koninklijke Ahold NV	101	1,504
Metro AG	49	1,541
Tesco Plc	247	1,246
WM Morrison Supermarkets Plc	314	1,250
		5,541
ENERGY - 6.9%
OMV AG	37	1,689
Total SA (e)	26	1,284
		2,973
FINANCIALS - 21.8%
3i Group Plc	382	1,964
Baloise Holding AG	16	1,520
Hannover Rueckversicherung AG	17	1,242
ICAP Plc	271	1,495
Nordea Bank AB	142	1,580
SCOR SE	50	1,541
		9,342
HEALTH CARE - 7.2%
GlaxoSmithKline Plc	62	1,549
Novartis AG	22	1,525
		3,074
INDUSTRIALS - 13.6%
BAE Systems Plc	245	1,427
G4S Plc	322	1,136
Hexagon AB - Class B	54	1,441
Thales SA	39	1,821
		5,825
TELECOMMUNICATION SERVICES - 15.8%
Belgacom SA	46	1,028
Portugal Telecom SGPS SA (e)	272	1,057
Swisscom AG	3	1,375
Tele2 AB - Class B	75	882
Telefonica SA (c)	101	1,294
Vivendi SA	60	1,139
		6,775
UTILITIES - 9.2%
Centrica Plc	249	1,363
Enagas SA	63	1,569
Enel SpA (e)	325	1,018
		3,950
Total Common Stocks (cost $41,303)		41,696

SHORT TERM INVESTMENTS - 7.6%

Investment Companies - 0.4%
JNL Money Market Fund, 0.01% (a) (h)	161	161

Securities Lending Collateral - 7.2%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	3,087	3,087
Total Short Term Investments (cost $3,248)		3,248

Total Investments - 105.0% (cost $44,551)		44,944
Other Assets and Liabilities, Net - (5.0%)		(2,156)
Total Net Assets - 100.0%		$42,788

JNL/Mellon Capital Pacific Rim 30 Fund

Portfolio Composition:	Percentage of Total Investments
Utilities	28.1%
Industrials	19.6
Financials	15.0
Telecommunication Services	14.0
Consumer Staples	6.4
Consumer Discretionary	6.0
Materials	3.3
Energy	2.6
Investment Companies	1.6
Short Term Investments	3.4
Total Investments	100.0%

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
COMMON STOCKS - 98.1%

CONSUMER DISCRETIONARY - 6.2%
Shimamura Co. Ltd.	43	$5,244
Yue Yuen Industrial Holdings Ltd.	1,254	3,239
		8,483
CONSUMER STAPLES - 6.6%
FamilyMart Co. Ltd.	102	4,346
Lawson Inc.	62	4,708
		9,054
ENERGY - 2.7%
Idemitsu Kosan Co. Ltd.	48	3,710

FINANCIALS - 15.5%
Australia & New Zealand Banking Group Ltd.	161	4,180
Bendigo and Adelaide Bank Ltd. (e)	475	4,352
First Pacific Co. Ltd. (e)	3,814	4,077
Insurance Australia Group Ltd.	860	4,269
Suncorp Group Ltd.	397	4,308
		21,186
INDUSTRIALS - 20.2%
Central Japan Railway Co.	52	6,301
East Japan Railway Co.	65	5,048
Sumitomo Corp.	329	4,103
Toll Holdings Ltd.	885	4,281
West Japan Railway Co.	107	4,517
Yangzijiang Shipbuilding Holdings Ltd. (e)	5,329	3,478
		27,728
MATERIALS - 3.4%
Amcor Ltd.	500	4,620

TELECOMMUNICATION SERVICES - 14.5%
KDDI Corp.	119	6,192
Nippon Telegraph & Telephone Corp.	100	5,197
NTT DoCoMo Inc.	3	4,543
Telecom Corp. of New Zealand Ltd. (e)	2,231	3,885
		19,817
UTILITIES - 29.0%
AGL Energy Ltd. (e)	262	3,470
Cheung Kong Infrastructure Holdings Ltd.	683	4,551
CLP Holdings Ltd.	501	4,046
Electric Power Development Co. Ltd.	177	5,528
Hongkong Electric Holdings Ltd.	491	4,222
Osaka Gas Co. Ltd.	1,153	4,869
SP AusNet	3,634	3,899
Toho Gas Co. Ltd.	782	4,044
Tokyo Gas Co. Ltd.	917	5,058
		39,687
Total Common Stocks (cost $129,330)		134,285

INVESTMENT COMPANIES - 1.7%
iShares MSCI EAFE Index Fund	39	2,236
Total Investment Companies (cost $2,287)		2,236

SHORT TERM INVESTMENTS - 3.5%

Investment Companies - 0.0%
JNL Money Market Fund, 0.01% (a) (h)	46	46

Securities Lending Collateral - 3.5%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	4,748	4,748
Total Short Term Investments (cost $4,794)		4,794

Total Investments - 103.3% (cost $136,411)		141,315
Other Assets and Liabilities, Net - (3.3%)		(4,476)
Total Net Assets - 100.0%		$136,839

JNL/Mellon Capital S&P 500 Index Fund * (z)

Portfolio Composition:	Percentage of Total Investments
Information Technology	17.1%
Financials	15.9
Health Care	12.2
Consumer Discretionary	11.8
Energy	10.1
Consumer Staples	10.0
Industrials	9.8
Utilities	3.2
Materials	3.1
Telecommunication Services	2.7
Short Term Investments	4.1
Total Investments	100.0%

	Shares/Par (p)	Value
COMMON STOCKS - 96.7%

CONSUMER DISCRETIONARY - 11.9%
Amazon.com Inc. (c)	51	$14,030
Comcast Corp. - Class A	365	15,301
Home Depot Inc.	203	15,740
McDonald’s Corp.	139	13,769
Time Warner Cable Inc.	41	4,570
Time Warner Inc.	130	7,502
Walt Disney Co.	250	15,780
Other Securities		158,428
		245,120
CONSUMER STAPLES - 10.1%
Altria Group Inc.	282	9,850
Coca-Cola Co.	531	21,295
Coca-Cola Enterprises Inc.	36	1,276
CVS Caremark Corp.	171	9,776
PepsiCo Inc.	215	17,548
Philip Morris International Inc.	227	19,698
Procter & Gamble Co.	380	29,282
Wal-Mart Stores Inc.	228	16,970
Other Securities		82,410
		208,105
ENERGY - 10.2%
Chevron Corp.	270	31,904
ConocoPhillips	170	10,259
Exxon Mobil Corp.	618	55,813
Occidental Petroleum Corp.	112	10,013
Schlumberger Ltd.	184	13,175
Other Securities		87,905
		209,069
FINANCIALS - 16.0%
American Express Co.	133	9,977
American International Group Inc. (c)	204	9,121
Bank of America Corp.	1,493	19,205
Bank of New York Mellon Corp. (a)	162	4,534
Berkshire Hathaway Inc. - Class B (c)	253	28,337
Citigroup Inc.	422	20,255
JPMorgan Chase & Co.	525	27,735
U.S. Bancorp	258	9,324
Wells Fargo & Co.	684	28,210
Other Securities		172,391
		329,089
HEALTH CARE - 12.3%
AbbVie Inc.	220	9,079
Amgen Inc.	104	10,239
Bristol-Myers Squibb Co.	228	10,181
Gilead Sciences Inc. (c)	212	10,834
Johnson & Johnson	390	33,470

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Merck & Co. Inc.	418	19,432
Pfizer Inc. (e)	881	24,679
UnitedHealth Group Inc.	141	9,262
Other Securities		125,994
		253,170
INDUSTRIALS - 9.8%
3M Co.	88	9,641
Boeing Co.	95	9,699
General Electric Co.	1,437	33,319
Union Pacific Corp.	65	9,957
United Technologies Corp.	117	10,902
Other Securities		128,509
		202,027
INFORMATION TECHNOLOGY - 17.2%
Apple Inc.	130	51,606
Cisco Systems Inc.	741	18,025
Google Inc. - Class A (c)	37	32,832
Intel Corp.	690	16,704
International Business Machines Corp.	145	27,739
Microsoft Corp.	1,044	36,033
Oracle Corp.	512	15,719
QUALCOMM Inc.	240	14,639
Visa Inc. - Class A	71	12,885
Other Securities		127,104
		353,286
MATERIALS - 3.2%
Other Securities		64,703

TELECOMMUNICATION SERVICES - 2.8%
AT&T Inc.	748	26,494
Verizon Communications Inc.	397	19,985
Other Securities		10,145
		56,624
UTILITIES - 3.2%
Other Securities		65,308
Total Common Stocks (cost $1,514,986)		1,986,501

SHORT TERM INVESTMENTS - 4.1%

Investment Companies - 3.0%
JNL Money Market Fund, 0.01% (a) (h)	61,905	61,905

Securities Lending Collateral - 1.0%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	20,284	20,284

Treasury Securities - 0.1%
Other Securities		3,035
Total Short Term Investments (cost $85,224)		85,224

Total Investments - 100.8% (cost $1,600,210)		2,071,725
Other Assets and Liabilities, Net - (0.8%)		(16,959)
Total Net Assets - 100.0%		$2,054,766

JNL/Mellon Capital S&P 400 MidCap Index Fund * (z)

Portfolio Composition:	Percentage of Total Investments
Financials	21.3%
Industrials	15.5
Information Technology	14.2
Consumer Discretionary	12.6
Health Care	8.7
Materials	6.4
Energy	4.8
Utilities	4.8
Consumer Staples	3.9
Telecommunication Services	0.5
Short Term Investments	7.3
Total Investments	100.0%

	Shares/Par (p)	Value
COMMON STOCKS - 99.0%

CONSUMER DISCRETIONARY - 13.5%
Advance Auto Parts Inc.	71	$5,797
Foot Locker Inc.	146	5,136
LKQ Corp. (c)	289	7,447
Mohawk Industries Inc. (c)	59	6,592
Polaris Industries Inc.	62	5,864
Signet Jewelers Ltd.	79	5,296
Tractor Supply Co.	67	7,889
Other Securities		130,930
		174,951
CONSUMER STAPLES - 4.2%
Church & Dwight Co. Inc.	134	8,252
Energizer Holdings Inc.	60	6,032
Green Mountain Coffee Roasters Inc. (c) (e)	120	8,982
Other Securities		31,107
		54,373
ENERGY - 5.2%
Cimarex Energy Co.	84	5,445
HollyFrontier Corp.	197	8,436
Oceaneering International Inc.	105	7,568
Other Securities		45,731
		67,180
FINANCIALS - 22.7%
Affiliated Managers Group Inc. (c)	51	8,353
Alleghany Corp. (c)	16	6,267
Arthur J Gallagher & Co.	122	5,333
Camden Property Trust	82	5,664
Essex Property Trust Inc.	37	5,841
Everest Re Group Ltd.	48	6,207
Federal Realty Investment Trust	63	6,525
New York Community Bancorp Inc. (e)	427	5,978
Rayonier Inc.	121	6,694
Realty Income Corp.	188	7,879
SL Green Realty Corp.	88	7,800
UDR Inc.	243	6,183
Other Securities		216,654
		295,378
HEALTH CARE - 9.3%
Cooper Cos. Inc.	47	5,578
Henry Schein Inc. (c)	85	8,126
Mettler-Toledo International Inc. (c)	29	5,911
ResMed Inc. (e)	139	6,277
Universal Health Services Inc. - Class B	86	5,775
Vertex Pharmaceuticals Inc. (c)	214	17,065
Other Securities		72,761
		121,493
INDUSTRIALS - 16.6%
AMETEK Inc.	236	9,969
B/E Aerospace Inc. (c)	102	6,406
Fortune Brands Home & Security Inc.	159	6,167
Hubbell Inc. - Class B	52	5,124
JB Hunt Transport Services Inc.	88	6,339
Other Securities		181,544
		215,549

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
INFORMATION TECHNOLOGY - 15.1%
Alliance Data Systems Corp. (c) (e)	48	8,618
Ansys Inc. (c)	90	6,586
Cree Inc. (c)	113	7,221
Equinix Inc. (c)	47	8,733
Gartner Inc. - Class A (c)	91	5,161
NCR Corp. (c)	159	5,239
Synopsys Inc. (c)	149	5,333
Trimble Navigation Ltd. (c)	247	6,437
Other Securities		143,288
		196,616
MATERIALS - 6.8%
Albemarle Corp.	86	5,366
Ashland Inc.	71	5,946
Rock-Tenn Co. - Class A	70	6,951
Other Securities		70,394
		88,657
TELECOMMUNICATION SERVICES - 0.5%
Other Securities		6,490

UTILITIES - 5.1%
Alliant Energy Corp.	108	5,427
NV Energy Inc.	228	5,351
OGE Energy Corp.	96	6,531
Other Securities		49,081
		66,390
Total Common Stocks (cost $1,060,786)		1,287,077

SHORT TERM INVESTMENTS - 7.7%

Investment Companies - 1.1%
JNL Money Market Fund, 0.01% (a) (h)	14,504	14,504

Securities Lending Collateral - 6.6%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	85,725	85,725

Treasury Securities - 0.0%
Other Securities		540
Total Short Term Investments (cost $100,769)		100,769

Total Investments - 106.7% (cost $1,161,555)		1,387,846
Other Assets and Liabilities, Net - (6.7%)		(87,716)
Total Net Assets - 100.0%		$1,300,130

JNL/Mellon Capital Small Cap Index Fund * (z)

Portfolio Composition:	Percentage of Total Investments
Financials	20.7%
Information Technology	15.5
Industrials	13.1
Consumer Discretionary	12.9
Health Care	10.9
Energy	5.0
Materials	4.4
Consumer Staples	3.4
Utilities	2.9
Telecommunication Services	0.7
Short Term Investments	10.5
Total Investments	100.0%

	Shares/Par (p)	Value
COMMON STOCKS - 99.4%

CONSUMER DISCRETIONARY - 14.3%
Brunswick Corp.	80	$2,551
Dana Holding Corp.	132	2,540
Fifth & Pacific Co. Inc. (c)	107	2,389
Sotheby’s - Class A	61	2,316
Tenneco Inc. (c)	55	2,481
Wolverine World Wide Inc.	45	2,434
Other Securities		166,199
		180,910
CONSUMER STAPLES - 3.8%
Hain Celestial Group Inc. (c)	34	2,219
United Natural Foods Inc. (c)	44	2,377
Other Securities		43,212
		47,808
ENERGY - 5.5%
Lufkin Industries Inc.	30	2,685
Rosetta Resources Inc. (c)	54	2,281
Other Securities		65,074
		70,040
FINANCIALS - 23.0%
Chambers Street Properties	219	2,190
CNO Financial Group Inc.	197	2,556
FirstMerit Corp.	147	2,946
Hancock Holding Co.	75	2,265
Highwoods Properties Inc.	73	2,598
Portfolio Recovery Associates Inc. (c)	15	2,310
Prospect Capital Corp. (e)	216	2,331
Prosperity Bancshares Inc.	53	2,768
RLJ Lodging Trust	110	2,466
Other Securities		268,298
		290,728
HEALTH CARE - 12.1%
Align Technology Inc. (c)	64	2,376
athenahealth Inc. (c) (e)	33	2,765
Centene Corp. (c)	48	2,535
HealthSouth Corp. (c)	78	2,234
Isis Pharmaceuticals Inc. (c)	100	2,681
PAREXEL International Corp. (c)	51	2,322
STERIS Corp.	52	2,212
Team Health Holdings Inc. (c)	61	2,492
Other Securities		134,225
		153,842
INDUSTRIALS - 14.5%
Actuant Corp. - Class A	65	2,142
Acuity Brands Inc.	38	2,861
Chart Industries Inc. (c)	27	2,513
CLARCOR Inc.	44	2,307
EMCOR Group Inc.	60	2,446
HEICO Corp.	47	2,365
Middleby Corp. (c)	17	2,848
Teledyne Technologies Inc. (c)	33	2,563
US Airways Group Inc. (c) (e)	145	2,382
Woodward Governor Co.	61	2,445
Other Securities		158,753
		183,625
INFORMATION TECHNOLOGY - 17.3%
Actuate Corp. (c)	47	315
Aspen Technology Inc. (c)	84	2,406
CommVault Systems Inc. (c)	41	3,133
CoStar Group Inc. (c)	25	3,257
FEI Co.	34	2,472

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
MAXIMUS Inc.	30	2,255
PTC Inc. (c)	107	2,621
Ultimate Software Group Inc. (c)	25	2,886
ViaSat Inc. (c)	35	2,511
WEX Inc. (c)	35	2,663
Other Securities		194,192
		218,711
MATERIALS - 4.9%
Axiall Corp.	62	2,648
PolyOne Corp.	88	2,189
Other Securities		57,413
		62,250
TELECOMMUNICATION SERVICES - 0.8%
Other Securities		9,553

UTILITIES - 3.2%
Cleco Corp.	54	2,527
Piedmont Natural Gas Co. Inc.	67	2,273
Other Securities		36,368
		41,168
Total Common Stocks (cost $1,020,693)		1,258,635

WARRANTS - 0.0%
Other Securities		1
Total Warrants (cost $0)		1

INVESTMENT COMPANIES - 0.0%
Other Securities		121
Total Investment Companies (cost $116)		121

OTHER EQUITY INTERESTS - 0.0%
Other Securities		—
Total Other Equity Interests (cost $0)		—

SHORT TERM INVESTMENTS - 11.6%

Investment Company - 1.5%
JNL Money Market Fund, 0.01% (a) (h)	19,583	19,583

Securities Lending Collateral - 10.0%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	127,216	127,216

Treasury Securities - 0.1%
Other Securities		1,195
Total Short Term Investments (cost $147,994)		147,994

Total Investments - 111.0% (cost $1,168,803)		1,406,751
Other Assets and Liabilities, Net - (11.0%)		(139,966)
Total Net Assets - 100.0%		$1,266,785

JNL/Mellon Capital International Index Fund * (z)

Portfolio Composition:	Percentage of Total Investments
Financials	23.4%
Industrials	11.8
Consumer Discretionary	11.0
Consumer Staples	11.0
Health Care	9.8
Materials	7.7
Energy	6.5
Telecommunication Services	4.9
Information Technology	4.2
Utilities	3.6
Short Term Investments	6.1
Total Investments	100.0%

	Shares/Par (p)	Value
COMMON STOCKS - 95.7%

CONSUMER DISCRETIONARY - 10.8%
Compagnie Financiere Richemont SA	85	$7,487
Daimler AG	154	9,307
Honda Motor Co. Ltd.	265	9,830
Toyota Motor Corp.	445	26,828
Other Securities		151,456
		204,908
CONSUMER STAPLES - 11.1%
Anheuser-Busch InBev NV	130	11,731
British American Tobacco Plc	311	15,960
Diageo Plc	406	11,655
Nestle SA	520	34,120
Reckitt Benckiser Group Plc	104	7,384
SABMiller Plc	156	7,457
Unilever NV - CVA	264	10,406
Unilever Plc	208	8,437
Other Securities		101,917
		209,067
ENERGY - 6.7%
BG Group Plc	552	9,387
BP Plc	3,089	21,438
ENI SpA	413	8,477
Royal Dutch Shell Plc - Class A	608	19,432
Royal Dutch Shell Plc - Class B	422	13,961
Total SA (e)	345	16,860
Other Securities		37,272
		126,827
FINANCIALS - 24.1%
AIA Group Ltd.	1,956	8,243
Allianz SE	74	10,802
Australia & New Zealand Banking Group Ltd.	441	11,446
Banco Bilbao Vizcaya Argentaria SA	889	7,470
Banco Santander SA	1,726	11,047
Barclays Plc	1,962	8,354
BNP Paribas	160	8,775
Commonwealth Bank of Australia	261	16,416
HSBC Holdings Plc	2,981	30,859
Mitsubishi UFJ Financial Group Inc.	2,067	12,763
Mizuho Financial Group Inc.	3,712	7,710
National Australia Bank Ltd.	377	10,189
Prudential plc (a)	416	6,786
Standard Chartered Plc	391	8,498
Sumitomo Mitsui Financial Group Inc.	205	9,402
UBS AG	591	10,036
Westpac Banking Corp.	499	13,114
Other Securities		262,625
		454,535
HEALTH CARE - 10.1%
AstraZeneca Plc	202	9,555
Bayer AG	134	14,278
GlaxoSmithKline Plc	791	19,775
Novartis AG	371	26,271
Novo-Nordisk A/S	66	10,274
Roche Holding AG	113	28,116
Sanofi SA	193	19,955

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Other Securities		62,269
		190,493
INDUSTRIALS - 12.1%
ABB Ltd.	357	7,740
Siemens AG	128	12,961
Other Securities		207,311
		228,012
INFORMATION TECHNOLOGY - 4.3%
SAP AG	149	10,914
Other Securities		70,285
		81,199
MATERIALS - 7.9%
BASF SE	149	13,288
BHP Billiton Ltd.	521	14,985
BHP Billiton Plc	343	8,743
Rio Tinto Plc	205	8,342
Other Securities		103,075
		148,433
TELECOMMUNICATION SERVICES - 5.0%
SoftBank Corp.	154	8,964
Telefonica SA (c)	665	8,556
Vodafone Group Plc	7,891	22,612
Other Securities		54,430
		94,562
UTILITIES - 3.6%
Other Securities		68,877
Total Common Stocks (cost $1,723,871)		1,806,913

PREFERRED STOCKS - 0.7%

CONSUMER DISCRETIONARY - 0.4%
Other Securities		7,850

CONSUMER STAPLES - 0.2%
Other Securities		3,304

INDUSTRIALS - 0.1%
Other Securities		1,109

MATERIALS - 0.0%
Other Securities		409

TELECOMMUNICATION SERVICES - 0.0%
Other Securities		575

UTILITIES - 0.0%
Other Securities		173
Total Preferred Stocks (cost $10,478)		13,420

RIGHTS - 0.0%
Other Securities		77
Total Rights (cost $80)		77

OTHER EQUITY INTERESTS - 0.0%
Other Securities		—
Total Other Equity Interests (cost $0)		—

SHORT TERM INVESTMENTS - 6.3%

Investment Companies - 2.6%
JNL Money Market Fund, 0.01% (a) (h)	49,653	49,653

Securities Lending Collateral - 3.5%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	65,457	65,457

Treasury Securities - 0.2%
Other Securities		3,955
Total Short Term Investments (cost $119,065)		119,065

Total Investments - 102.7% (cost $1,853,494)		1,939,475
Other Assets and Liabilities, Net - (2.7%)		(50,987)
Total Net Assets - 100.0%		$1,888,488

JNL/Mellon Capital Bond Index Fund

Portfolio Composition:	Percentage of Total Investments
Government Securities	40.0%
U.S. Government Agency MBS	26.3
Financials	8.0
Energy	2.3
Non-U.S. Government Agency ABS	1.9
Consumer Discretionary	1.6
Health Care	1.6
Consumer Staples	1.5
Utilities	1.5
Industrials	1.2
Materials	1.1
Telecommunication Services	1.1
Information Technology	1.0
Short Term Investments	10.9
Total Investments	100.0%

	Shares/Par (p)	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 2.1%
Ally Auto Receivables Trust, 0.59%, 01/17/17	$1,000	$998
American Airlines Pass-Through Trust, 5.25%, 01/31/21	451	481
Banc of America Commercial Mortgage Inc. REMIC
5.92%, 05/10/45 (i)	1,500	1,656
5.95%, 05/10/45 (i)	550	597
5.36%, 09/10/47 (i)	1,000	1,078
5.45%, 01/15/49	1,500	1,663
5.48%, 01/15/49 (i)	350	366
Bank of America Credit Card Trust, 5.17%, 06/15/19	900	1,016
Bear Stearns Commercial Mortgage Securities Inc. REMIC
5.90%, 06/11/40 (i)	300	339
5.12%, 02/11/41 (i)	1,150	1,214
Capital One Multi-Asset Execution Trust, 5.05%, 12/17/18	1,000	1,104
Centerpoint Energy Transition Co. LLC Secured Transition Bond, 5.17%, 08/01/19	741	814
Citibank Credit Card Issuance Trust, 5.30%, 03/15/18	900	1,003
Citigroup/Deutsche Bank Commercial Mortgage Trust REMIC
5.62%, 10/15/48	250	276
5.65%, 10/15/48	500	552
Cobalt Commercial Mortage-Backed Securities Trust REMIC, 5.22%, 08/15/48	1,250	1,355
Continental Airlines Inc. Pass-Through Trust, 4.75%, 01/12/21	277	293
Credit Suisse Mortgage Capital Certificates REMIC, 5.38%, 02/15/40	250	269
CS First Boston Mortgage Securities Corp. REMIC, 5.01%, 02/15/38 (i)	783	817

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Delta Air Lines Pass-Through Trust, 6.82%, 08/10/22 (i)	344	389
GE Capital Commercial Mortgage Corp. REMIC, 5.47%, 11/10/45 (i)	200	213
Greenwich Capital Commercial Funding Corp. REMIC, 5.22%, 04/10/37 (i)	1,000	1,071
GS Mortgage Securities Corp. II REMIC
5.55%, 04/10/38 (i)	1,000	1,089
5.56%, 11/10/39	400	443
3.48%, 01/10/45	750	742
GS Mortgage Securities Trust REMIC, 3.00%, 08/10/44	1,500	1,562
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC
5.54%, 10/12/41	1,250	1,388
4.88%, 01/15/42	750	781
4.74%, 07/15/42	500	528
4.78%, 07/15/42	500	526
4.94%, 08/15/42 (i)	278	295
4.87%, 09/11/42	655	698
5.42%, 01/15/49	250	277
5.90%, 02/12/49 (i)	200	224
5.79%, 02/12/51 (i)	521	593
LB-UBS Commercial Mortgage Trust REMIC
5.66%, 03/15/39 (i)	330	362
5.42%, 02/15/40	330	367
5.87%, 09/15/45 (i)	1,920	2,140
Merrill Lynch Mortgage Trust REMIC, 5.74%, 08/12/43 (i)	250	277
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC
5.41%, 07/12/46 (i)	200	220
5.17%, 12/12/49	200	218
5.75%, 06/12/50 (i)	423	438
Morgan Stanley Bank of America Merrill Lynch Trust REMIC, 2.86%, 11/15/45	250	233
Morgan Stanley Capital I Trust REMIC
5.33%, 11/12/41	250	275
5.85%, 10/15/42 (i)	245	267
5.76%, 04/12/49 (i)	268	269
5.76%, 04/12/49 (i)	2,400	2,600
Nissan Auto Receivables Owner Trust, 1.00%, 07/16/18	1,000	1,000
Santander Drive Auto Receivables Trust, 1.04%, 08/15/16	500	502
UBS Commercial Mortgage Trust REMIC, 3.40%, 05/10/45	1,500	1,483
UBS-Barclays Commercial Mortgage Trust REMIC, 2.85%, 12/10/45	500	462
US Airways Pass-Through Trust, 3.95%, 11/15/25	500	481
Wachovia Bank Commercial Mortgage Trust REMIC
4.89%, 10/15/41	200	208
4.90%, 10/15/41 (i)	500	522
5.12%, 07/15/42 (i)	410	438
5.42%, 01/15/45 (i)	896	964
5.57%, 10/15/48	250	276
Total Non-U.S. Government Agency Asset-Backed Securities (cost $38,829)		40,712

CORPORATE BONDS AND NOTES - 23.3%

CONSUMER DISCRETIONARY - 1.8%
Amazon.com Inc.
0.65%, 11/27/15 (e)	500	498
1.20%, 11/29/17	300	290
2.50%, 11/29/22 (e)	200	181
AutoZone Inc., 5.50%, 11/15/15	400	440
CBS Corp.
1.95%, 07/01/17 (e)	450	447
5.63%, 09/15/19 (e)	500	574
4.85%, 07/01/42 (e)	500	463
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	500	707
Comcast Corp.
6.50%, 01/15/15	50	54
5.90%, 03/15/16	500	563
5.70%, 05/15/18 (e)	600	699
3.13%, 07/15/22 (e)	500	487
6.50%, 11/15/35	100	121
6.95%, 08/15/37	500	630
6.40%, 03/01/40	900	1,077
COX Communications Inc., 5.45%, 12/15/14	144	154
DIRECTV Holdings LLC
3.55%, 03/15/15 (e)	200	208
3.50%, 03/01/16	400	420
2.40%, 03/15/17	500	502
5.20%, 03/15/20 (e)	500	540
4.60%, 02/15/21	600	622
3.80%, 03/15/22	500	480
6.35%, 03/15/40 (e)	600	627
6.00%, 08/15/40	200	200
Discovery Communications LLC
3.70%, 06/01/15	100	105
5.63%, 08/15/19	100	115
5.05%, 06/01/20	200	222
6.35%, 06/01/40 (e)	100	112
Dollar General Corp., 3.25%, 04/15/23	500	456
Ford Motor Co.
7.45%, 07/16/31	300	359
4.75%, 01/15/43	300	264
Gap Inc., 5.95%, 04/12/21	400	442
Grupo Televisa SAB, 6.63%, 03/18/25	100	117
Hasbro Inc., 6.35%, 03/15/40	300	330
Home Depot Inc.
5.40%, 03/01/16	500	557
5.88%, 12/16/36	250	294
5.95%, 04/01/41	500	596
Johnson Controls Inc.
5.50%, 01/15/16	250	275
3.75%, 12/01/21	500	503
Kohl’s Corp., 4.00%, 11/01/21 (e)	500	500
Lowe’s Cos. Inc.
4.63%, 04/15/20	100	110
3.80%, 11/15/21	500	519
5.50%, 10/15/35	150	162
5.80%, 04/15/40	600	670
Macy’s Retail Holdings Inc.
5.75%, 07/15/14	500	524
6.65%, 07/15/24	200	236
6.90%, 04/01/29	250	292
4.30%, 02/15/43 (e)	300	258
McDonald’s Corp.
5.35%, 03/01/18	300	344
6.30%, 03/01/38	500	633
NBCUniversal Media LLC
5.15%, 04/30/20	200	228
6.40%, 04/30/40	500	599
News America Inc.
5.30%, 12/15/14	175	186
5.65%, 08/15/20	300	342
4.50%, 02/15/21 (e)	400	428
6.20%, 12/15/34	50	55
6.40%, 12/15/35	500	559
6.65%, 11/15/37	300	346

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
6.15%, 02/15/41	300	334
NIKE Inc.
2.25%, 05/01/23	400	368
3.63%, 05/01/43	400	354
Nordstrom Inc., 4.00%, 10/15/21	225	238
Omnicom Group Inc., 5.90%, 04/15/16	250	278
Target Corp.
5.88%, 07/15/16	250	285
6.50%, 10/15/37	300	372
Thomson Reuters Corp., 6.50%, 07/15/18 (e)	500	591
Time Warner Cable Inc.
5.85%, 05/01/17	150	165
6.75%, 07/01/18	600	687
8.75%, 02/14/19	169	207
6.55%, 05/01/37	250	251
7.30%, 07/01/38	300	326
6.75%, 06/15/39	300	306
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	600	747
Time Warner Inc.
3.15%, 07/15/15	700	731
5.88%, 11/15/16	650	742
4.70%, 01/15/21	200	214
4.00%, 01/15/22	500	510
3.40%, 06/15/22 (e)	500	484
7.63%, 04/15/31	500	631
6.10%, 07/15/40	200	219
Viacom Inc.
2.50%, 12/15/16	500	516
7.88%, 07/30/30	125	159
4.38%, 03/15/43 (r)	300	255
Walt Disney Co.
0.45%, 12/01/15	500	498
1.10%, 12/01/17	350	339
2.75%, 08/16/21	300	295
7.00%, 03/01/32	50	67
3.70%, 12/01/42	300	264
Whirlpool Corp., 4.85%, 06/15/21 (e)	400	421
Wyndham Worldwide Corp., 3.90%, 03/01/23	500	476
Yale University, 2.90%, 10/15/14	149	154
Yum! Brands Inc., 6.88%, 11/15/37	200	239
		35,445
CONSUMER STAPLES - 1.7%
Altria Group Inc.
9.70%, 11/10/18 (l)	500	664
9.25%, 08/06/19 (l)	400	530
2.85%, 08/09/22	500	462
9.95%, 11/10/38 (l)	100	148
10.20%, 02/06/39 (l)	200	301
Anheuser-Busch Cos. Inc.
5.05%, 10/15/16	100	112
6.45%, 09/01/37	300	373
Anheuser-Busch InBev Finance Inc., 1.25%, 01/17/18	300	291
Anheuser-Busch InBev Worldwide Inc.
0.80%, 07/15/15	500	500
6.88%, 11/15/19	400	498
5.38%, 01/15/20	400	461
4.38%, 02/15/21	1,000	1,088
2.50%, 07/15/22	300	280
8.20%, 01/15/39	400	587
3.75%, 07/15/42	300	260
Archer-Daniels-Midland Co.
5.45%, 03/15/18	350	403
5.38%, 09/15/35	200	212
Beam Inc., 5.38%, 01/15/16	45	49
Bunge Ltd. Finance Corp., 4.10%, 03/15/16	500	528
Campbell Soup Co., 4.25%, 04/15/21	300	314
Clorox Co., 3.80%, 11/15/21	500	506
Coca-Cola Co.
0.75%, 03/13/15	500	502
3.15%, 11/15/20	300	307
ConAgra Foods Inc.
1.30%, 01/25/16	500	501
2.10%, 03/15/18	400	396
7.00%, 04/15/19	300	362
3.25%, 09/15/22 (e)	300	286
4.65%, 01/25/43	300	278
Costco Wholesale Corp., 0.65%, 12/07/15	400	399
CVS Caremark Corp.
5.75%, 06/01/17	244	280
4.13%, 05/15/21	400	423
2.75%, 12/01/22 (e)	500	467
Diageo Capital Plc
4.83%, 07/15/20	395	446
5.88%, 09/30/36	600	695
Diageo Investment Corp., 8.00%, 09/15/22	100	133
General Mills Inc.
5.20%, 03/17/15	500	537
5.70%, 02/15/17	300	340
Kellogg Co.
4.45%, 05/30/16	350	379
4.00%, 12/15/20	200	210
Kimberly-Clark Corp., 7.50%, 11/01/18	500	635
Kraft Foods Group Inc.
1.63%, 06/04/15	400	404
6.13%, 08/23/18	221	259
5.38%, 02/10/20	314	354
6.88%, 01/26/39	600	729
5.00%, 06/04/42	200	203
Kroger Co.
6.40%, 08/15/17	200	231
6.15%, 01/15/20	200	233
7.50%, 04/01/31	150	182
Lorillard Tobacco Co., 8.13%, 06/23/19 (l)	500	612
Mondelez International Inc.
4.13%, 02/09/16	100	107
6.50%, 08/11/17	300	349
6.13%, 02/01/18	79	91
5.38%, 02/10/20	386	433
6.50%, 02/09/40	700	836
Pepsi Bottling Group Inc., 7.00%, 03/01/29	375	481
PepsiCo Inc.
0.70%, 08/13/15	500	500
7.90%, 11/01/18	555	711
3.13%, 11/01/20	300	305
4.88%, 11/01/40	500	511
Philip Morris International Inc.
1.13%, 08/21/17	500	486
5.65%, 05/16/18	250	288
2.90%, 11/15/21 (e)	300	291
4.38%, 11/15/41	300	273
Procter & Gamble Co.
4.95%, 08/15/14	150	157
4.70%, 02/15/19	500	564
2.30%, 02/06/22	1,000	950
5.55%, 03/05/37	100	118
Reynolds American Inc., 7.63%, 06/01/16	250	291
Safeway Inc., 6.35%, 08/15/17	500	572
Unilever Capital Corp.
2.75%, 02/10/16	400	417
5.90%, 11/15/32	300	376
Wal-Mart Stores Inc.
2.25%, 07/08/15	300	310
2.80%, 04/15/16	400	420

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
4.13%, 02/01/19	300	331
4.25%, 04/15/21	400	436
2.55%, 04/11/23	500	468
7.55%, 02/15/30	500	686
6.20%, 04/15/38	300	368
4.88%, 07/08/40	300	313
5.63%, 04/15/41	600	695
Walgreen Co.
1.00%, 03/13/15	500	502
4.40%, 09/15/42	300	270
		33,256
ENERGY - 2.6%
Alberta Energy Co. Ltd., 7.38%, 11/01/31	400	477
Anadarko Petroleum Corp.
5.95%, 09/15/16	100	112
8.70%, 03/15/19	250	322
6.45%, 09/15/36	250	290
Apache Corp.
3.63%, 02/01/21 (e)	400	410
2.63%, 01/15/23 (e)	500	461
4.75%, 04/15/43	500	475
Baker Hughes Inc., 5.13%, 09/15/40	400	437
Boardwalk Pipelines LP, 3.38%, 02/01/23	200	184
BP Capital Markets Plc
3.13%, 10/01/15	500	522
1.85%, 05/05/17	400	400
4.50%, 10/01/20	500	542
3.25%, 05/06/22	400	388
2.75%, 05/10/23	500	462
Burlington Resources Finance Co., 7.20%, 08/15/31	100	129
Canadian Natural Resources Ltd.
3.45%, 11/15/21 (e)	400	400
5.85%, 02/01/35	150	160
6.25%, 03/15/38	300	335
Cenovus Energy Inc.
5.70%, 10/15/19	500	568
4.45%, 09/15/42	500	449
CenterPoint Energy Resources Corp.
4.50%, 01/15/21	43	47
6.63%, 11/01/37	200	253
Chevron Corp., 3.19%, 06/24/23	1,000	995
CNOOC Finance 2013 Ltd.
1.13%, 05/09/16	300	295
1.75%, 05/09/18	300	287
3.00%, 05/09/23	300	271
4.25%, 05/09/43 (e)	300	252
Conoco Funding Co., 7.25%, 10/15/31	75	98
ConocoPhillips
6.65%, 07/15/18	75	90
5.75%, 02/01/19	300	351
6.00%, 01/15/20	300	357
6.50%, 02/01/39	500	630
ConocoPhillips Holding Co., 6.95%, 04/15/29	200	255
Devon Energy Corp.
2.40%, 07/15/16	500	512
1.88%, 05/15/17	300	296
7.95%, 04/15/32	100	131
Devon Financing Corp. ULC, 7.88%, 09/30/31	100	130
El Paso Pipeline Partners Operating Co. LLC, 4.70%, 11/01/42	200	177
Enbridge Energy Partners LP
9.88%, 03/01/19	500	653
7.50%, 04/15/38	200	242
Encana Corp.
3.90%, 11/15/21 (e)	400	406
6.50%, 08/15/34	100	110
6.50%, 02/01/38 (e)	300	334
Energy Transfer Partners LP
5.95%, 02/01/15	250	268
9.70%, 03/15/19	222	288
5.20%, 02/01/22	500	529
7.50%, 07/01/38	200	234
6.50%, 02/01/42	500	534
Enterprise Products Operating LLC
5.60%, 10/15/14	25	26
3.70%, 06/01/15	100	105
5.25%, 01/31/20	300	335
6.88%, 03/01/33	25	30
6.45%, 09/01/40	100	116
5.95%, 02/01/41	300	327
4.45%, 02/15/43	300	267
EOG Resources Inc.
2.50%, 02/01/16 (e)	200	207
4.40%, 06/01/20	200	220
2.63%, 03/15/23	500	468
Halliburton Co., 7.45%, 09/15/39	250	343
Hess Corp.
7.30%, 08/15/31	35	42
5.60%, 02/15/41 (e)	400	411
Husky Energy Inc., 7.25%, 12/15/19	500	616
Kerr-McGee Corp., 6.95%, 07/01/24	230	275
Kinder Morgan Energy Partners LP
6.00%, 02/01/17	150	169
9.00%, 02/01/19	500	638
3.95%, 09/01/22	500	493
3.50%, 09/01/23	300	281
6.50%, 09/01/39 (e)	200	224
5.00%, 03/01/43 (e)	300	283
Magellan Midstream Partners LP
4.25%, 02/01/21	300	315
4.20%, 12/01/42	200	173
Marathon Oil Corp., 5.90%, 03/15/18 (e)	528	607
Marathon Petroleum Corp., 6.50%, 03/01/41 (e)	300	343
Nabors Industries Inc., 6.15%, 02/15/18	300	335
Nexen Inc.
5.88%, 03/10/35	50	52
6.40%, 05/15/37	100	109
Noble Energy Inc., 8.25%, 03/01/19	300	378
Noble Holding International Ltd.
3.45%, 08/01/15	200	207
2.50%, 03/15/17	400	400
6.20%, 08/01/40	200	206
Occidental Petroleum Corp.
2.50%, 02/01/16	400	415
4.10%, 02/01/21	250	264
2.70%, 02/15/23 (e)	500	461
ONEOK Partners LP
3.38%, 10/01/22	500	459
6.65%, 10/01/36	150	167
PC Financial Partnership, 5.00%, 11/15/14	500	527
Pemex Project Funding Master Trust
5.75%, 03/01/18	500	547
6.63%, 06/15/35	150	157
Petro-Canada, 7.00%, 11/15/28	75	92
Petrobras Global Finance BV, 4.38%, 05/20/23 (e)	500	458
Petrobras International Finance Co.
2.88%, 02/06/15	500	504
3.88%, 01/27/16	500	514
6.13%, 10/06/16	100	109
5.88%, 03/01/18	150	161
7.88%, 03/15/19	500	578
5.38%, 01/27/21	700	703

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
6.88%, 01/20/40	400	404
Petroleos Mexicanos
4.88%, 03/15/15	500	526
6.00%, 03/05/20 (e)	500	550
5.50%, 01/21/21	700	745
5.50%, 06/27/44 (e)	250	225
5.50%, 06/27/44 (r)	500	450
Phillips 66
1.95%, 03/05/15	500	508
4.30%, 04/01/22	500	516
Pioneer Natural Resources Co., 3.95%, 07/15/22	400	395
Plains All American Pipeline LP
3.95%, 09/15/15	300	318
6.50%, 05/01/18	100	118
6.70%, 05/15/36	100	116
4.30%, 01/31/43	200	175
Plains Exploration & Production Co., 6.75%, 02/01/22	400	424
Pride International Inc., 6.88%, 08/15/20	400	475
Rowan Cos. Inc.
7.88%, 08/01/19	300	361
4.88%, 06/01/22	400	413
Shell International Finance BV
5.20%, 03/22/17	250	282
4.38%, 03/25/20	300	333
6.38%, 12/15/38	200	258
5.50%, 03/25/40	300	349
Southern Natural Gas Co., 5.90%, 04/01/17 (r)	250	285
Spectra Energy Capital LLC, 8.00%, 10/01/19	250	316
Statoil ASA
5.25%, 04/15/19	500	578
3.15%, 01/23/22	500	494
2.65%, 01/15/24 (e)	500	463
3.95%, 05/15/43	300	272
Suncor Energy Inc.
5.95%, 12/01/34	100	107
6.50%, 06/15/38	300	346
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23	300	279
4.95%, 01/15/43	300	269
Talisman Energy Inc., 6.25%, 02/01/38	300	322
Total Capital Canada Ltd., 2.75%, 07/15/23	600	561
Total Capital International SA
0.75%, 01/25/16	300	298
2.88%, 02/17/22	500	480
Total Capital SA
3.00%, 06/24/15	400	418
2.30%, 03/15/16	250	258
TransCanada Pipelines Ltd.
6.50%, 08/15/18	200	240
3.80%, 10/01/20	400	421
6.20%, 10/15/37	300	351
Transocean Inc.
4.95%, 11/15/15	500	536
3.80%, 10/15/22 (e)	500	476
6.80%, 03/15/38	150	160
Valero Energy Corp.
9.38%, 03/15/19	500	655
7.50%, 04/15/32	100	122
Weatherford International Inc., 6.35%, 06/15/17	250	279
Weatherford International Ltd.
5.13%, 09/15/20	400	419
5.95%, 04/15/42	400	378
Williams Cos. Inc., 8.75%, 03/15/32	116	147
Williams Partners LP
3.80%, 02/15/15	100	104
5.25%, 03/15/20	500	537
6.30%, 04/15/40 (e)	200	210
		50,387
FINANCIALS - 8.9%
AFLAC Inc., 8.50%, 05/15/19	500	639
American Express Centurion Bank, 0.88%, 11/13/15	300	299
American Express Co.
6.15%, 08/28/17	750	869
7.00%, 03/19/18	480	577
4.05%, 12/03/42	135	118
American Express Credit Corp.
2.75%, 09/15/15	500	519
2.80%, 09/19/16	500	519
American International Group Inc.
3.00%, 03/20/15	500	515
5.60%, 10/18/16	500	557
3.80%, 03/22/17 (e)	500	524
5.85%, 01/16/18	600	674
6.40%, 12/15/20	500	580
4.88%, 06/01/22	500	533
8.18%, 05/15/58 (i)	500	610
Ameriprise Financial Inc., 7.52%, 06/01/66 (i)	250	273
Aon PLC, 4.45%, 05/24/43	300	269
Asian Development Bank
4.25%, 10/20/14	750	787
2.50%, 03/15/16	500	524
5.59%, 07/16/18	400	473
6.38%, 10/01/28	210	271
Assurant Inc., 6.75%, 02/15/34	100	106
AvalonBay Communities Inc., 2.85%, 03/15/23	500	455
AXA SA, 8.60%, 12/15/30	100	121
Bank of America Corp.
4.50%, 04/01/15	500	524
3.70%, 09/01/15	600	625
1.50%, 10/09/15	300	299
3.63%, 03/17/16	500	522
6.50%, 08/01/16	800	902
5.75%, 12/01/17	675	750
5.65%, 05/01/18	500	555
5.49%, 03/15/19	200	216
5.63%, 07/01/20	700	770
5.00%, 05/13/21	400	426
3.30%, 01/11/23	500	472
Bank of America NA, 6.00%, 10/15/36	250	278
Bank of Montreal, 2.50%, 01/11/17	500	512
Bank of New York Mellon Corp.
2.50%, 01/15/16 (a) (e)	500	517
3.55%, 09/23/21 (a)	600	611
Bank of Nova Scotia
3.40%, 01/22/15	400	416
2.05%, 10/07/15	500	513
2.90%, 03/29/16	500	522
Bank One Corp., 7.63%, 10/15/26	500	633
Barclays Bank Plc
2.75%, 02/23/15	500	513
3.90%, 04/07/15 (e)	500	523
5.13%, 01/08/20 (e)	500	553
BB&T Corp.
5.20%, 12/23/15	500	546
1.60%, 08/15/17	500	489
BBVA US Senior SAU, 4.66%, 10/09/15	400	412
Bear Stearns Cos. Inc., 5.70%, 11/15/14	700	746
Berkshire Hathaway Finance Corp.
4.85%, 01/15/15	100	106
1.60%, 05/15/17	500	498
5.40%, 05/15/18 (e)	500	574
4.25%, 01/15/21 (e)	300	320

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
4.30%, 05/15/43	400	364
Berkshire Hathaway Inc., 3.20%, 02/11/15	500	520
BlackRock Inc.
3.50%, 12/10/14	200	208
3.38%, 06/01/22	500	500
BNP Paribas SA, 5.00%, 01/15/21	400	425
Boeing Capital Corp., 3.25%, 10/27/14	300	310
Boston Properties LP
5.63%, 11/15/20	200	227
3.80%, 02/01/24	500	491
Brandywine Operating Partnership LP, 3.95%, 02/15/23	500	470
Camden Property Trust, 5.00%, 06/15/15	100	107
Canadian Imperial Bank of Commerce, 2.35%, 12/11/15	500	517
Capital One Bank USA NA, 3.38%, 02/15/23	500	472
Capital One Financial Corp.
2.13%, 07/15/14	600	607
6.15%, 09/01/16	250	279
3.50%, 06/15/23 (r)	550	517
Caterpillar Financial Services Corp.
4.75%, 02/17/15	100	107
2.75%, 06/24/15	200	208
1.63%, 06/01/17 (e)	400	397
2.85%, 06/01/22	400	382
Cincinnati Financial Corp.
6.92%, 05/15/28	400	480
6.13%, 11/01/34	100	107
Citigroup Inc.
6.38%, 08/12/14	460	485
5.00%, 09/15/14	400	416
6.01%, 01/15/15	446	476
2.65%, 03/02/15	1,000	1,019
4.75%, 05/19/15	500	529
5.85%, 08/02/16	250	280
4.45%, 01/10/17	700	749
6.00%, 08/15/17	250	282
6.13%, 05/15/18	400	458
8.50%, 05/22/19	550	693
4.50%, 01/14/22	500	521
4.05%, 07/30/22	400	384
3.50%, 05/15/23	400	359
6.00%, 10/31/33	150	146
8.13%, 07/15/39	600	793
CNA Financial Corp., 5.75%, 08/15/21	400	450
Commonwealth Bank of Australia, 1.25%, 09/18/15 (e)	200	201
ConocoPhillips Canada Funding Co. I, 5.63%, 10/15/16	600	684
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
2.13%, 10/13/15	500	512
3.38%, 01/19/17	500	525
3.88%, 02/08/22	500	503
Corp. Andina de Fomento, 3.75%, 01/15/16	200	211
Council Of Europe Development Bank, 1.50%, 02/22/17 (e)	500	504
Credit Suisse AG, 5.40%, 01/14/20	900	975
Credit Suisse New York
3.50%, 03/23/15	500	522
4.38%, 08/05/20	500	536
Credit Suisse USA Inc.
5.13%, 08/15/15	200	216
5.38%, 03/02/16	500	553
7.13%, 07/15/32	100	132
DDR Corp., 4.63%, 07/15/22	300	303
Deutsche Bank AG London
3.45%, 03/30/15	500	522
6.00%, 09/01/17	500	575
Deutsche Bank Financial LLC, 5.38%, 03/02/15	250	264
Discover Bank, 7.00%, 04/15/20	300	350
Duke Realty LP
7.38%, 02/15/15	150	164
3.88%, 10/15/22	200	189
ERP Operating LP
5.25%, 09/15/14	250	263
5.75%, 06/15/17 (e)	150	170
European Bank for Reconstruction & Development
2.75%, 04/20/15 (e)	500	521
2.50%, 03/15/16	200	209
1.00%, 02/16/17 (e)	500	497
European Investment Bank
1.13%, 08/15/14	500	503
2.75%, 03/23/15	700	728
1.63%, 09/01/15	600	613
4.88%, 02/16/16 (e)	550	608
2.50%, 05/16/16	1,700	1,781
2.13%, 07/15/16	1,000	1,035
1.75%, 03/15/17	500	509
5.13%, 05/30/17	500	571
1.13%, 09/15/17 (e)	1,000	983
4.00%, 02/16/21 (e)	500	539
Export-Import Bank of Korea
5.13%, 03/16/15	200	211
4.00%, 01/11/17	500	523
5.00%, 04/11/22	600	636
Fidelity National Financial Inc., 6.60%, 05/15/17 (e)	400	443
Fifth Third Bancorp, 8.25%, 03/01/38	600	762
FMS Wertmanagement AoeR, 0.63%, 04/18/16	500	498
Ford Motor Credit Co. LLC
8.70%, 10/01/14	300	326
2.75%, 05/15/15	600	608
3.98%, 06/15/16	500	524
4.25%, 02/03/17	300	313
3.00%, 06/12/17	300	301
5.00%, 05/15/18	300	320
5.88%, 08/02/21	600	654
4.25%, 09/20/22 (e)	300	295
Franklin Resources Inc., 3.13%, 05/20/15	300	312
General Electric Capital Corp.
2.15%, 01/09/15	1,000	1,020
3.50%, 06/29/15	500	522
5.00%, 01/08/16 (e)	300	327
2.95%, 05/09/16	1,650	1,719
2.30%, 04/27/17 (e)	500	507
5.63%, 09/15/17	1,100	1,246
5.50%, 01/08/20	700	789
4.38%, 09/16/20	550	582
4.63%, 01/07/21	400	427
6.75%, 03/15/32	850	1,020
5.88%, 01/14/38	900	992
6.88%, 01/10/39	600	740
6.38%, 11/15/67 (i)	300	312
Genworth Financial Inc., 7.70%, 06/15/20	350	401
Goldman Sachs Group Inc.
5.13%, 01/15/15 (e)	700	738
3.30%, 05/03/15	500	515
1.60%, 11/23/15	700	701
3.63%, 02/07/16	600	626
5.75%, 10/01/16	250	278
6.25%, 09/01/17	500	566
5.95%, 01/18/18	300	336
6.15%, 04/01/18	300	338
7.50%, 02/15/19	600	712

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
5.38%, 03/15/20	400	434
5.25%, 07/27/21	500	535
5.75%, 01/24/22	500	551
5.95%, 01/15/27	450	462
6.13%, 02/15/33 (e)	850	930
6.75%, 10/01/37	1,000	1,025
6.25%, 02/01/41	500	566
Hartford Financial Services Group Inc.
5.38%, 03/15/17	500	549
6.10%, 10/01/41	75	84
HCP Inc.
6.00%, 01/30/17	150	168
5.38%, 02/01/21	300	325
Health Care REIT Inc., 6.13%, 04/15/20	400	454
Hospitality Properties Trust, 5.63%, 03/15/17	500	540
Host Hotels & Resorts LP, 6.00%, 10/01/21	400	433
HSBC Bank USA NA
4.88%, 08/24/20	300	321
7.00%, 01/15/39	340	405
HSBC Finance Capital Trust IX, 5.91%, 11/30/35 (i)	250	251
HSBC Holdings Plc
5.10%, 04/05/21	500	549
4.00%, 03/30/22	500	512
7.63%, 05/17/32	150	181
6.10%, 01/14/42	600	699
HSBC USA Inc., 2.38%, 02/13/15	500	511
Inter-American Development Bank
4.50%, 09/15/14	500	525
5.13%, 09/13/16	650	736
1.13%, 03/15/17	1,000	1,001
3.88%, 02/14/20	700	777
International Bank for Reconstruction & Development
1.13%, 08/25/14	1,000	1,006
2.38%, 05/26/15	200	208
2.13%, 03/15/16	500	519
1.00%, 09/15/16	1,000	1,006
0.88%, 04/17/17 (e)	1,000	994
7.63%, 01/19/23	300	423
International Finance Corp.
2.75%, 04/20/15	200	208
2.13%, 11/17/17	500	516
Intesa Sanpaolo SpA, 3.13%, 01/15/16	400	393
Jefferies Group Inc.
5.13%, 04/13/18	500	523
6.45%, 06/08/27	100	99
6.25%, 01/15/36	500	483
John Deere Capital Corp.
2.25%, 06/07/16	400	413
1.40%, 03/15/17	500	495
1.20%, 10/10/17 (e)	500	486
3.90%, 07/12/21	500	529
2.75%, 03/15/22	500	478
JPMorgan Chase & Co.
4.75%, 03/01/15	250	266
1.88%, 03/20/15	500	506
0.80%, 04/23/15	1,000	994
5.15%, 10/01/15	250	270
1.13%, 02/26/16	500	493
3.45%, 03/01/16	800	834
6.40%, 10/02/17	500	577
6.00%, 01/15/18	1,750	1,996
6.30%, 04/23/19	500	581
4.40%, 07/22/20	600	627
4.50%, 01/24/22	600	628
3.20%, 01/25/23	500	474
5.60%, 07/15/41	500	539
JPMorgan Chase Bank NA, 6.00%, 10/01/17	500	569
KeyBank NA, 5.80%, 07/01/14	400	418
KeyCorp
3.75%, 08/13/15 (e)	500	527
5.10%, 03/24/21	500	556
Korea Development Bank, 3.25%, 03/09/16	500	515
Kreditanstalt fuer Wiederaufbau
4.13%, 10/15/14	650	680
2.63%, 03/03/15	1,000	1,036
0.63%, 04/24/15	1,000	1,004
2.63%, 02/16/16	1,000	1,049
4.88%, 01/17/17 (e)	1,200	1,357
1.25%, 02/15/17 (e)	1,000	1,004
4.38%, 03/15/18	800	902
4.88%, 06/17/19	500	579
4.00%, 01/27/20	300	333
2.75%, 09/08/20	500	511
2.63%, 01/25/22	700	697
0.00%,06/29/37 (j)	500	197
Landwirtschaftliche Rentenbank
3.13%, 07/15/15	300	315
2.50%, 02/15/16	1,000	1,045
5.13%, 02/01/17 (e)	500	569
Liberty Property LP, 3.38%, 06/15/23	500	463
Lincoln National Corp., 8.75%, 07/01/19	500	641
Lloyds TSB Bank Plc, 6.38%, 01/21/21	500	577
Markel Corp., 5.00%, 03/30/43	400	378
Marsh & McLennan Cos. Inc., 5.75%, 09/15/15	20	22
Merrill Lynch & Co. Inc.
5.00%, 01/15/15	550	579
6.05%, 05/16/16	250	271
5.70%, 05/02/17	500	538
6.88%, 04/25/18	1,300	1,496
7.75%, 05/14/38	400	458
MetLife Inc.
6.75%, 06/01/16	500	572
7.72%, 02/15/19	500	628
5.70%, 06/15/35	100	111
6.40%, 12/15/36 (i)	100	102
Morgan Stanley
4.20%, 11/20/14	500	517
5.38%, 10/15/15	500	535
1.75%, 02/25/16	300	297
5.45%, 01/09/17	850	918
4.75%, 03/22/17 (e)	800	848
6.63%, 04/01/18	500	567
7.30%, 05/13/19	800	929
5.50%, 01/26/20 (e)	500	536
5.50%, 07/24/20	500	538
5.75%, 01/25/21	400	434
3.75%, 02/25/23 (e)	300	287
7.25%, 04/01/32	387	464
Murray Street Investment Trust I, 4.65%, 03/09/17 (k)	500	529
National Australia Bank Ltd., 1.60%, 08/07/15	600	608
National Rural Utilities Cooperative Finance Corp.
10.38%, 11/01/18	200	277
8.00%, 03/01/32	450	624
Nomura Holdings Inc., 6.70%, 03/04/20	400	458
Northern Trust Corp., 3.45%, 11/04/20	300	309
Oesterreichische Kontrollbank AG, 2.00%, 06/03/16	500	515
PNC Funding Corp.
5.25%, 11/15/15	250	272
2.70%, 09/19/16	500	520
5.63%, 02/01/17	600	665
6.70%, 06/10/19	500	599

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
ProLogis LP
6.25%, 03/15/17 (e)	400	447
7.38%, 10/30/19	400	481
Prudential Financial Inc.
4.75%, 09/17/15	500	538
5.38%, 06/21/20	200	224
4.50%, 11/16/21 (e)	500	526
5.75%, 07/15/33	400	428
5.70%, 12/14/36	250	266
6.63%, 06/21/40	200	238
5.80%, 11/16/41	300	323
Realty Income Corp.
6.75%, 08/15/19	150	177
5.88%, 03/15/35	300	315
Royal Bank of Canada, 2.88%, 04/19/16	500	523
Royal Bank of Scotland Group Plc, 2.55%, 09/18/15 (e)	500	508
Royal Bank of Scotland Plc
6.40%, 10/21/19	200	222
6.13%, 01/11/21	300	333
Simon Property Group LP
5.75%, 12/01/15	400	441
5.25%, 12/01/16	250	279
2.80%, 01/30/17	600	618
3.38%, 03/15/22	400	392
6.75%, 02/01/40	100	122
State Street Corp., 3.10%, 05/15/23	500	468
Sumitomo Mitsui Banking Corp.
1.35%, 07/18/15 (e)	600	603
3.20%, 07/18/22	400	383
SunTrust Banks Inc., 3.60%, 04/15/16	500	529
Toronto-Dominion Bank, 1.38%, 07/14/14	500	503
Toyota Motor Credit Corp.
3.20%, 06/17/15	500	523
1.25%, 10/05/17	600	582
4.25%, 01/11/21	400	430
2.63%, 01/10/23	300	279
Transatlantic Holdings Inc., 5.75%, 12/14/15	200	220
Travelers Cos. Inc.
5.80%, 05/15/18	500	585
6.25%, 06/15/37	150	181
Travelers Property Casualty Corp., 6.38%, 03/15/33	400	490
U.S. Bancorp
2.45%, 07/27/15	400	412
1.65%, 05/15/17	800	797
4.13%, 05/24/21	400	426
2.95%, 07/15/22	400	371
UBS AG
3.88%, 01/15/15	500	521
5.88%, 07/15/16	250	275
5.88%, 12/20/17	146	168
4.88%, 08/04/20	391	432
Union Bank NA, 5.95%, 05/11/16	500	560
Validus Holding Ltd., 8.88%, 01/26/40	500	632
Ventas Realty LP
4.00%, 04/30/19	500	520
4.25%, 03/01/22 (e)	500	504
Wachovia Bank NA
6.00%, 11/15/17	250	285
5.85%, 02/01/37	250	279
6.60%, 01/15/38	550	673
Wachovia Corp.
5.25%, 08/01/14	1,000	1,044
5.63%, 10/15/16	500	562
Wells Fargo & Co.
3.75%, 10/01/14	500	518
5.00%, 11/15/14	200	211
3.68%, 06/15/16 (k)	600	641
2.10%, 05/08/17	1,000	1,003
1.50%, 01/16/18	500	487
4.60%, 04/01/21	500	545
3.50%, 03/08/22	500	505
3.45%, 02/13/23 (e)	300	286
Westpac Banking Corp.
4.20%, 02/27/15	500	528
4.88%, 11/19/19	800	896
Weyerhaeuser Co., 7.38%, 03/15/32	200	240
		173,532
HEALTH CARE - 1.8%
AbbVie Inc.
1.20%, 11/06/15 (r)	400	400
1.75%, 11/06/17 (r)	400	392
2.00%, 11/06/18 (r)	400	388
2.90%, 11/06/22 (r)	400	374
4.40%, 11/06/42 (r)	400	372
Aetna Inc.
1.50%, 11/15/17 (e)	200	194
4.13%, 06/01/21	500	520
6.63%, 06/15/36	150	180
4.13%, 11/15/42	200	176
Agilent Technologies Inc., 5.00%, 07/15/20	200	215
Amgen Inc.
1.88%, 11/15/14	400	406
2.50%, 11/15/16	400	413
5.85%, 06/01/17	600	685
4.10%, 06/15/21	600	629
6.38%, 06/01/37	400	464
5.15%, 11/15/41	400	399
AstraZeneca Plc
5.90%, 09/15/17	250	290
6.45%, 09/15/37	550	676
Baxter International Inc.
4.63%, 03/15/15	75	80
4.25%, 03/15/20	200	218
4.50%, 06/15/43	750	750
Becton Dickinson and Co., 3.25%, 11/12/20	300	303
Boston Scientific Corp.
6.25%, 11/15/15 (l)	300	332
7.38%, 01/15/40	300	379
Bristol-Myers Squibb Co.
5.45%, 05/01/18	150	174
5.88%, 11/15/36	67	78
3.25%, 08/01/42 (e)	200	161
Cardinal Health Inc.
1.70%, 03/15/18	400	388
3.20%, 03/15/23	400	373
4.60%, 03/15/43	300	272
Celgene Corp., 3.95%, 10/15/20 (e)	300	311
Cigna Corp., 4.00%, 02/15/22	500	513
Covidien International Finance SA, 6.00%, 10/15/17	300	348
Eli Lilly & Co.
5.20%, 03/15/17	900	1,006
5.55%, 03/15/37	100	113
Express Scripts Holding Co., 3.90%, 02/15/22	500	506
Express Scripts Inc.
3.13%, 05/15/16	300	312
7.25%, 06/15/19	500	617
Genentech Inc.
4.75%, 07/15/15	550	593
5.25%, 07/15/35	250	275
Gilead Sciences Inc., 4.40%, 12/01/21	500	537
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	500	580

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
2.80%, 03/18/23	200	190
5.38%, 04/15/34	150	164
GlaxoSmithKline Capital Plc
0.75%, 05/08/15	400	400
2.85%, 05/08/22	500	480
Humana Inc., 7.20%, 06/15/18 (l)	500	595
Johnson & Johnson
3.55%, 05/15/21	350	370
5.95%, 08/15/37	500	622
4.85%, 05/15/41	350	385
McKesson Corp.
5.70%, 03/01/17	100	113
2.85%, 03/15/23	500	470
Medco Health Solutions Inc., 7.13%, 03/15/18 (l)	500	602
Medtronic Inc.
3.00%, 03/15/15 (e)	600	622
4.45%, 03/15/20	400	435
Merck & Co. Inc.
4.75%, 03/01/15	250	267
6.00%, 09/15/17	250	292
2.40%, 09/15/22	400	370
6.50%, 12/01/33 (l)	350	456
6.55%, 09/15/37	300	386
3.60%, 09/15/42	200	173
4.15%, 05/18/43	750	715
Novartis Securities Investment Ltd., 5.13%, 02/10/19	500	575
Pfizer Inc.
5.35%, 03/15/15	700	754
6.20%, 03/15/19	500	603
7.20%, 03/15/39	500	671
Pharmacia Corp., 6.60%, 12/01/28	50	63
Quest Diagnostic Inc., 4.70%, 04/01/21	500	520
Sanofi SA, 2.63%, 03/29/16	500	521
St Jude Medical Inc., 4.75%, 04/15/43	750	696
Stryker Corp., 4.10%, 04/01/43 (e)	400	378
Teva Pharmaceutical Finance II BV, 3.00%, 06/15/15	500	519
Teva Pharmaceutical Finance LLC, 6.15%, 02/01/36	150	177
Thermo Fisher Scientific Inc.
5.00%, 06/01/15	200	213
3.20%, 03/01/16	300	311
UnitedHealth Group Inc.
5.38%, 03/15/16	250	277
6.00%, 02/15/18 (e)	150	176
1.63%, 03/15/19	500	483
4.70%, 02/15/21	400	438
5.80%, 03/15/36	150	169
5.95%, 02/15/41	450	510
WellPoint Inc.
5.25%, 01/15/16	300	328
4.35%, 08/15/20	200	213
3.30%, 01/15/23	300	285
5.85%, 01/15/36	100	111
5.80%, 08/15/40	200	217
4.65%, 01/15/43	200	187
Wyeth LLC
5.50%, 02/15/16	500	557
5.95%, 04/01/37	250	294
Zoetis Inc., 1.88%, 02/01/18 (r)	300	294
		35,039
INDUSTRIALS - 1.4%
3M Co.
2.00%, 06/26/22	500	466
5.70%, 03/15/37	150	180
ADT Corp., 4.88%, 07/15/42	600	510
Boeing Co.
4.88%, 02/15/20 (e)	500	571
7.95%, 08/15/24	300	409
6.88%, 03/15/39	300	393
Burlington Northern Santa Fe LLC
4.70%, 10/01/19	300	333
4.10%, 06/01/21	300	316
3.05%, 09/01/22 (e)	500	482
6.15%, 05/01/37	100	116
5.75%, 05/01/40	400	446
Canadian National Railway Co.
1.45%, 12/15/16	400	403
5.55%, 03/01/19	400	465
Caterpillar Inc.
7.90%, 12/15/18 (e)	500	645
3.90%, 05/27/21	650	680
3.80%, 08/15/42 (e)	128	112
CSX Corp.
6.25%, 04/01/15	30	33
7.38%, 02/01/19	300	370
6.00%, 10/01/36	200	227
6.22%, 04/30/40	500	583
Dover Corp., 5.38%, 03/01/41	500	562
Emerson Electric Co.
5.00%, 12/15/14	100	106
2.63%, 02/15/23	360	341
FedEx Corp.
2.63%, 08/01/22	300	278
3.88%, 08/01/42 (e)	300	256
GATX Corp., 4.75%, 06/15/22	350	360
General Electric Co.
0.85%, 10/09/15	300	300
5.25%, 12/06/17	600	677
2.70%, 10/09/22	500	473
4.13%, 10/09/42	300	279
Honeywell International Inc.
5.00%, 02/15/19	500	571
5.38%, 03/01/41	300	345
Ingersoll-Rand Global Holding Co. Ltd., 6.88%, 08/15/18	200	237
Koninklijke Philips Electronics NV, 5.75%, 03/11/18	350	405
L-3 Communications Corp., 4.95%, 02/15/21 (e)	500	528
Lockheed Martin Corp.
3.35%, 09/15/21	600	597
4.07%, 12/15/42	993	868
Norfolk Southern Corp.
5.90%, 06/15/19	300	355
3.25%, 12/01/21	400	398
2.90%, 02/15/23	79	74
4.84%, 10/01/41	624	623
Northrop Grumman Systems Corp., 5.05%, 08/01/19	210	234
Owens Corning, 6.50%, 12/01/16	500	558
Pitney Bowes Inc., 5.75%, 09/15/17 (e)	500	540
Precision Castparts Corp.
0.70%, 12/20/15	400	398
2.50%, 01/15/23	300	280
Raytheon Co., 3.13%, 10/15/20	500	503
Republic Services Inc.
5.00%, 03/01/20 (e)	300	328
6.20%, 03/01/40	430	491
Roper Industries Inc., 1.85%, 11/15/17	300	295
Ryder System Inc.
3.15%, 03/02/15	500	516
2.35%, 02/26/19	400	387

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Turlock Corp.
0.95%, 11/02/15 (r)	1,100	1,096
1.50%, 11/02/17 (r)	300	291
2.75%, 11/02/22 (r)	100	94
4.15%, 11/02/42 (r)	100	90
Union Pacific Corp.
4.16%, 07/15/22	655	696
6.63%, 02/01/29	25	31
5.78%, 07/15/40	300	350
United Parcel Service Inc.
3.13%, 01/15/21	500	507
6.20%, 01/15/38	350	435
United Technologies Corp.
4.88%, 05/01/15	300	323
1.80%, 06/01/17	300	301
6.13%, 02/01/19	250	296
3.10%, 06/01/22	300	296
6.70%, 08/01/28	50	63
5.70%, 04/15/40	500	586
Waste Management Inc.
6.10%, 03/15/18	200	231
2.90%, 09/15/22	500	459
		27,048
INFORMATION TECHNOLOGY - 1.0%
Adobe Systems Inc., 4.75%, 02/01/20	300	326
Amphenol Corp., 4.75%, 11/15/14	350	367
Apple Inc.
1.00%, 05/03/18	650	624
2.40%, 05/03/23	650	602
Arrow Electronics Inc.
3.00%, 03/01/18	400	399
4.50%, 03/01/23	400	393
Cisco Systems Inc.
5.50%, 02/22/16	750	837
4.45%, 01/15/20	650	719
5.90%, 02/15/39	250	297
Computer Sciences Corp.
2.50%, 09/15/15 (e)	500	510
4.45%, 09/15/22	300	296
Corning Inc., 4.75%, 03/15/42 (e)	400	385
Dell Inc., 5.40%, 09/10/40	200	161
eBay Inc.
0.70%, 07/15/15	200	200
1.35%, 07/15/17	200	197
2.60%, 07/15/22	200	186
4.00%, 07/15/42	200	170
Google Inc., 2.13%, 05/19/16	500	517
Harris Corp., 4.40%, 12/15/20	500	518
Hewlett-Packard Co.
2.13%, 09/13/15	300	304
2.20%, 12/01/15	300	305
3.00%, 09/15/16	500	513
3.30%, 12/09/16	500	519
4.30%, 06/01/21	600	586
4.05%, 09/15/22 (e)	300	285
Intel Corp.
1.95%, 10/01/16	500	513
2.70%, 12/15/22	500	467
4.25%, 12/15/42	400	364
International Business Machines Corp.
0.88%, 10/31/14	500	502
0.45%, 05/06/16	600	591
5.70%, 09/14/17	600	693
1.63%, 05/15/20	600	561
6.50%, 01/15/28	200	252
5.60%, 11/30/39	330	380
Jabil Circuit Inc., 4.70%, 09/15/22	300	289
Juniper Networks Inc., 3.10%, 03/15/16	500	518
Microsoft Corp.
1.63%, 09/25/15	200	205
0.88%, 11/15/17 (e)	500	485
3.00%, 10/01/20	300	306
5.30%, 02/08/41	550	623
Oracle Corp.
5.75%, 04/15/18	350	407
3.88%, 07/15/20	300	320
2.50%, 10/15/22	500	461
6.13%, 07/08/39	300	362
5.38%, 07/15/40	500	558
Western Union Co., 5.25%, 04/01/20 (e)	500	530
Xerox Corp.
6.35%, 05/15/18	500	573
4.50%, 05/15/21	400	412
		20,588
MATERIALS - 1.2%
Agrium Inc., 7.13%, 05/23/36	300	357
Air Products & Chemicals Inc., 4.38%, 08/21/19	400	443
Airgas Inc.
2.95%, 06/15/16	500	520
2.38%, 02/15/20	500	479
Alcoa Inc.
5.55%, 02/01/17 (e)	200	212
6.75%, 07/15/18	300	326
5.40%, 04/15/21	400	389
Barrick Gold Corp.
2.90%, 05/30/16	600	592
6.95%, 04/01/19	350	371
5.95%, 10/15/39	300	255
BHP Billiton Finance USA Ltd.
5.25%, 12/15/15	90	99
1.63%, 02/24/17 (e)	500	497
5.40%, 03/29/17	200	225
3.25%, 11/21/21	430	420
4.13%, 02/24/42	500	466
CF Industries Inc.
3.45%, 06/01/23	250	240
4.95%, 06/01/43	250	238
CRH America Inc., 6.00%, 09/30/16	250	281
Dow Chemical Co.
2.50%, 02/15/16	500	515
8.55%, 05/15/19 (l)	197	251
4.13%, 11/15/21 (e)	400	409
7.38%, 11/01/29	200	252
5.25%, 11/15/41 (e)	400	398
E.I. du Pont de Nemours & Co.
2.75%, 04/01/16	300	314
4.25%, 04/01/21	300	324
2.80%, 02/15/23	400	381
4.90%, 01/15/41 (e)	300	315
Eastman Chemical Co., 3.00%, 12/15/15	500	520
Ecolab Inc., 5.50%, 12/08/41	500	547
Freeport-McMoRan Copper & Gold Inc.
1.40%, 02/13/15 (e)	700	697
3.55%, 03/01/22	500	454
Georgia-Pacific LLC, 8.00%, 01/15/24	500	644
International Paper Co.
7.95%, 06/15/18	550	673
8.70%, 06/15/38	300	407
LyondellBasell Industries NV, 5.00%, 04/15/19	1,000	1,088
MeadWestvaco Corp., 7.38%, 09/01/19	500	591
Newmont Mining Corp.
3.50%, 03/15/22 (e)	500	428
5.88%, 04/01/35	50	48
6.25%, 10/01/39	400	383

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Plum Creek Timberlands LP, 4.70%, 03/15/21	400	414
PPG Industries Inc., 3.60%, 11/15/20	400	411
Praxair Inc.
5.38%, 11/01/16	500	567
2.20%, 08/15/22	300	274
Rio Tinto Finance USA Ltd.
1.88%, 11/02/15	250	254
3.50%, 11/02/20	400	398
3.75%, 09/20/21	600	592
Rio Tinto Finance USA Plc
2.00%, 03/22/17	600	596
3.50%, 03/22/22	500	482
4.75%, 03/22/42	400	369
RPM International Inc., 6.13%, 10/15/19	200	230
Southern Copper Corp., 7.50%, 07/27/35	150	160
Teck Resources Ltd.
3.00%, 03/01/19 (e)	400	389
4.50%, 01/15/21	500	502
5.20%, 03/01/42	400	340
Vale Overseas Ltd.
6.25%, 01/11/16	100	110
6.25%, 01/23/17	150	167
4.63%, 09/15/20	500	494
8.25%, 01/17/34 (e)	200	234
6.88%, 11/21/36	400	405
Vale SA, 5.63%, 09/11/42	500	437
		23,874
TELECOMMUNICATION SERVICES - 1.2%
America Movil SAB de CV
3.63%, 03/30/15	200	206
2.38%, 09/08/16	500	507
5.00%, 03/30/20	500	536
6.38%, 03/01/35	200	223
6.13%, 03/30/40	300	325
4.38%, 07/16/42	200	171
AT&T Inc.
2.50%, 08/15/15	800	824
2.40%, 08/15/16	600	618
1.60%, 02/15/17 (e)	500	495
5.80%, 02/15/19	500	580
4.45%, 05/15/21	500	538
6.15%, 09/15/34	350	386
6.50%, 09/01/37	500	568
6.30%, 01/15/38	300	334
6.55%, 02/15/39	750	862
4.30%, 12/15/42 (e)	326	284
4.35%, 06/15/45	401	349
BellSouth Capital Funding Corp., 7.88%, 02/15/30	206	255
BellSouth Corp., 5.20%, 09/15/14	570	598
British Telecommunications Plc, 9.63%, 12/15/30 (l)	550	829
Deutsche Telekom International Finance BV
5.75%, 03/23/16	250	278
8.75%, 06/15/30 (l)	300	416
Embarq Corp.
7.08%, 06/01/16	300	336
8.00%, 06/01/36	500	528
France Telecom SA
4.38%, 07/08/14	400	412
8.50%, 03/01/31 (l)	250	340
GTE Corp.
6.84%, 04/15/18	250	297
6.94%, 04/15/28	50	60
Pacific Bell Telephone Co., 7.13%, 03/15/26	500	611
Qwest Corp., 7.25%, 09/15/25	110	123
Rogers Communications Inc., 6.80%, 08/15/18	500	603
Southwestern Bell Telephone LP, 7.00%, 07/01/15	100	111
Telecom Italia Capital SA
6.38%, 11/15/33	350	327
6.00%, 09/30/34	100	91
Telefonica Emisiones SAU
3.73%, 04/27/15	100	103
3.99%, 02/16/16	400	412
5.13%, 04/27/20	700	717
7.05%, 06/20/36	500	549
Telefonica Europe BV, 8.25%, 09/15/30	200	240
Verizon Communications Inc.
5.55%, 02/15/16	200	222
3.00%, 04/01/16	300	314
8.75%, 11/01/18	428	558
6.35%, 04/01/19	500	593
3.50%, 11/01/21	600	602
2.45%, 11/01/22	500	453
6.90%, 04/15/38	300	369
6.00%, 04/01/41	600	674
Verizon Florida LLC, 6.86%, 02/01/28	200	222
Verizon Wireless Capital LLC, 8.50%, 11/15/18	650	844
Vodafone Group Plc
5.38%, 01/30/15	500	533
5.63%, 02/27/17	400	445
1.50%, 02/19/18	400	383
7.88%, 02/15/30	950	1,220
6.15%, 02/27/37	300	332
		23,806
UTILITIES - 1.7%
Alabama Power Co., 6.00%, 03/01/39	250	295
Ameren Illinois Co., 2.70%, 09/01/22	500	475
Appalachian Power Co., 6.70%, 08/15/37	500	593
Arizona Public Service Co., 4.50%, 04/01/42	400	386
Cleveland Electric Illuminating Co., 5.95%, 12/15/36	500	541
Commonwealth Edison Co., 5.90%, 03/15/36	700	824
Consolidated Edison Co. of New York Inc.
5.30%, 03/01/35	250	275
5.85%, 03/15/36	300	351
5.70%, 06/15/40	100	115
Consumers Energy Co., 5.50%, 08/15/16	25	28
Detroit Edison Co., 5.60%, 06/15/18	250	291
Dominion Resources Inc.
8.88%, 01/15/19	350	457
4.45%, 03/15/21	400	431
7.00%, 06/15/38	200	261
4.90%, 08/01/41	500	505
Duke Energy Carolinas LLC
5.30%, 10/01/15	200	221
7.00%, 11/15/18	100	124
5.30%, 02/15/40	300	326
4.00%, 09/30/42	400	363
Duke Energy Indiana Inc., 6.12%, 10/15/35	500	558
Edison International, 3.75%, 09/15/17	300	317
Enersis SA, 7.40%, 12/01/16	150	173
Entergy Arkansas Inc., 3.75%, 02/15/21	400	418
Entergy Corp.
3.63%, 09/15/15 (l)	300	311
5.13%, 09/15/20 (l)	500	524
Exelon Corp., 4.90%, 06/15/15	200	214
Exelon Generation Co. LLC
6.20%, 10/01/17	200	229
5.20%, 10/01/19	200	220
4.25%, 06/15/22	60	60
6.25%, 10/01/39 (e)	800	871
5.60%, 06/15/42	121	122

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
First Energy Solutions Corp., 6.80%, 08/15/39	200	223
FirstEnergy Corp.
2.75%, 03/15/18 (l)	500	487
4.25%, 03/15/23 (e) (l)	500	464
Florida Power & Light Co.
5.63%, 04/01/34	100	115
4.95%, 06/01/35	300	326
5.13%, 06/01/41	400	437
Florida Power Corp.
0.65%, 11/15/15	200	199
5.65%, 06/15/18	350	406
4.55%, 04/01/20	300	331
6.40%, 06/15/38	300	368
Georgia Power Co.
3.00%, 04/15/16 (e)	500	523
4.25%, 12/01/19 (e)	300	332
Great Plains Energy Inc., 4.85%, 06/01/21	250	265
Hydro Quebec
7.50%, 04/01/16	100	117
9.40%, 02/01/21	250	352
Iberdrola International BV, 6.75%, 07/15/36	150	156
Kentucky Utilities Co., 5.13%, 11/01/40	300	330
LG&E and KU Energy LLC, 3.75%, 11/15/20	300	306
MidAmerican Energy Co.
6.75%, 12/30/31	50	63
6.13%, 04/01/36	350	397
Mississippi Power Co., 4.25%, 03/15/42	500	452
National Grid Plc, 6.30%, 08/01/16	150	170
Nevada Power Co., 7.13%, 03/15/19	250	310
NextEra Energy Capital Holdings Inc.
1.20%, 06/01/15	600	603
6.00%, 03/01/19	100	116
NiSource Finance Corp.
5.40%, 07/15/14	75	78
6.80%, 01/15/19	300	355
4.45%, 12/01/21	400	413
5.95%, 06/15/41	250	263
Northern States Power Co., 5.25%, 03/01/18	350	403
Ohio Power Co., 6.00%, 06/01/16	500	563
Oncor Electric Delivery Co. LLC
6.38%, 01/15/15	150	162
7.00%, 09/01/22	150	186
5.25%, 09/30/40	200	211
Oneok Inc., 5.20%, 06/15/15	500	538
Pacific Gas & Electric Co.
6.05%, 03/01/34	500	583
4.45%, 04/15/42	400	381
PacifiCorp
2.95%, 06/01/23	300	289
5.75%, 04/01/37	150	173
6.25%, 10/15/37	500	609
Panhandle Eastern Pipeline Co. LP, 6.20%, 11/01/17	500	578
PPL Capital Funding Inc., 4.70%, 06/01/43	300	273
PPL Energy Supply LLC, 5.70%, 10/15/15	440	473
Progress Energy Inc., 7.75%, 03/01/31	650	842
PSEG Power LLC
2.75%, 09/15/16	500	515
8.63%, 04/15/31	75	103
Public Service Electric & Gas Co., 5.50%, 03/01/40	200	235
Puget Sound Energy Inc.
5.76%, 10/01/39	200	234
4.43%, 11/15/41	500	488
San Diego Gas & Electric Co., 5.35%, 05/15/40	200	232
Scottish Power Ltd., 5.38%, 03/15/15	50	53
Sempra Energy
9.80%, 02/15/19	300	404
2.88%, 10/01/22	500	467
South Carolina Electric & Gas Co., 6.05%, 01/15/38	400	472
Southern California Edison Co.
6.00%, 01/15/34	75	90
5.95%, 02/01/38 (e)	400	484
4.05%, 03/15/42	500	465
Southwestern Electric Power Co.
6.45%, 01/15/19	300	348
6.20%, 03/15/40	200	226
Teco Finance Inc., 5.15%, 03/15/20 (e)	200	221
Toledo Edison Co., 7.25%, 05/01/20	265	328
TransAlta Corp., 6.50%, 03/15/40	300	294
Union Electric Co., 6.40%, 06/15/17	100	117
Virginia Electric & Power Co., 5.95%, 09/15/17	250	290
Xcel Energy Inc., 4.80%, 09/15/41 (e)	500	498
		32,664
Total Corporate Bonds and Notes (cost $445,960)		455,639

GOVERNMENT AND AGENCY OBLIGATIONS - 74.1%

GOVERNMENT SECURITIES - 44.7%
Federal Farm Credit Bank - 0.2% (w)
Federal Farm Credit Bank
1.63%, 11/19/14	1,000	1,018
0.50%, 06/23/15	1,000	1,000
0.73%, 08/15/16	205	204
0.54%, 11/07/16	450	444
		2,666
Federal Home Loan Bank - 0.6% (w)
Federal Home Loan Bank
0.38%, 07/30/15	415	414
0.50%, 11/20/15 (e)	1,500	1,498
5.00%, 12/21/15 - 11/17/17	1,355	1,536
0.45%, 12/28/15	400	398
5.38%, 05/18/16	500	566
2.13%, 06/10/16	1,000	1,040
4.75%, 12/16/16	300	339
4.88%, 05/17/17	900	1,023
1.00%, 06/21/17	1,000	986
1.13%, 06/26/17	400	398
0.75%, 09/08/17	1,000	975
1.38%, 03/09/18	1,000	995
1.63%, 06/14/19	1,000	964
5.50%, 07/15/36	400	492
		11,624
Federal Home Loan Mortgage Corp. - 1.7% (w)
Federal Home Loan Mortgage Corp.
5.00%, 07/15/14	1,000	1,049
3.00%, 07/28/14 - 07/31/19	1,300	1,327
1.00%, 08/20/14 - 03/08/17	4,000	4,007
0.75%, 11/25/14	1,000	1,007
0.63%, 12/29/14	1,000	1,005
5.05%, 01/26/15	100	107
2.88%, 02/09/15 - 06/12/15	1,900	1,983
2.75%, 03/13/15	950	989
0.50%, 04/17/15 - 01/28/16	1,300	1,300
0.32%, 04/29/15	1,000	998
4.38%, 07/17/15	300	324
1.75%, 09/10/15	1,000	1,027
0.42%, 09/18/15	1,000	998
4.75%, 11/17/15 - 01/19/16	2,106	2,322
5.25%, 04/18/16	1,000	1,126
5.13%, 10/18/16 (e)	620	705
1.25%, 05/12/17 - 10/02/19	3,000	2,902
2.00%, 07/17/17	1,000	1,001
5.50%, 08/23/17	900	1,050

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
5.13%, 11/17/17	800	925
0.88%, 03/07/18	1,000	968
4.88%, 06/13/18	1,000	1,153
3.75%, 03/27/19	980	1,077
1.40%, 08/22/19	500	475
2.25%, 03/13/20	415	414
1.38%, 05/01/20 (e)	1,000	947
2.38%, 01/13/22 (e)	1,700	1,651
6.75%, 09/15/29 - 03/15/31	180	247
6.25%, 07/15/32	600	796
		33,880
Federal National Mortgage Association - 2.0% (w)
Federal National Mortgage Association
0.00%,07/05/14 (j)	1,035	1,029
0.88%, 08/28/14 - 02/08/18	5,500	5,417
1.50%, 09/08/14	500	506
4.63%, 10/15/14	550	581
0.63%, 10/30/14	1,000	1,004
2.63%, 11/20/14	1,000	1,032
0.55%, 02/27/15	800	802
0.38%, 03/16/15	1,000	1,000
5.00%, 04/15/15 - 09/01/35	3,063	3,444
0.50%, 07/02/15 - 04/29/16	5,885	5,869
2.38%, 07/28/15 - 04/11/16	2,000	2,084
4.38%, 10/15/15	390	423
1.63%, 10/26/15	1,383	1,417
0.57%, 04/18/16	1,025	1,019
5.25%, 09/15/16	900	1,024
4.88%, 12/15/16	500	566
0.70%, 05/22/17	500	491
3.14%, 06/01/17	1,085	1,026
0.95%, 08/23/17	1,000	983
1.07%, 09/27/17	750	738
1.00%, 12/28/17 - 04/30/18	2,335	2,270
1.13%, 03/28/18	415	405
0.88%, 05/21/18 (e)	1,000	966
5.41%, 10/09/19	680	571
2.50%, 02/22/23	580	555
6.25%, 05/15/29	471	613
7.13%, 01/15/30	495	698
7.25%, 05/15/30	540	775
6.63%, 11/15/30	631	857
6.00%, 04/18/36	300	339
		38,504
Municipals - 1.0%
American Municipal Power-Ohio Inc., 7.50%, 02/15/50	400	495
Bay Area Toll Authority, 6.26%, 04/01/49	200	232
Chicago Transit Authority, 6.90%, 12/01/40	500	580
City of New York
5.97%, 03/01/36	430	486
5.52%, 10/01/37	100	108
Commonwealth of Massachusetts, Ad Valorem Property Tax, GO, 4.91%, 05/01/29	300	324
Cook County, Illinois, 6.23%, 11/15/34	500	504
Dallas Area Rapid Transit, 5.02%, 12/01/48	400	417
Dallas Convention Center Hotel Development Corp., 7.09%, 01/01/42	200	236
Dallas County Hospital District, 5.62%, 08/15/44	300	345
Dallas Independent School District, 6.45%, 02/15/35	300	352
Florida Hurricane Catastrophe Fund Finance Corp., 2.11%, 07/01/18	400	387
Government Development Bank for Puerto Rico, 4.70%, 05/01/16	500	489
Indianapolis Local Public Improvement Bond Bank, 6.12%, 01/15/40	295	351
Los Angeles Department of Water & Power
5.72%, 07/01/39	245	269
6.57%, 07/01/45	400	509
Los Angeles Unified School District, 5.75%, 07/01/34	300	323
Los Angeles Unified School District, Ad Valorem Property Tax, GO, 5.76%, 07/01/29	200	218
Metropolitan Transportation Authority, RB
6.55%, 11/15/31	200	233
6.65%, 11/15/39	490	594
Municipal Electric Authority of Georgia, 7.06%, 04/01/57	400	394
New Jersey Economic Development Authority (insured by National Public Finance Guarantee Corp.), 7.43%, 02/15/29	200	244
New Jersey State Turnpike Authority, 7.10%, 01/01/41	500	644
New Jersey State Turnpike Authority (insured by AMBAC Assurance Corp.), 4.25%, 01/01/16	55	56
New Jersey State Turnpike Authority (Prerefunded at 01/01/15, insured by AMBAC Assurance Corp.), 4.25%, 01/01/16	5	5
New York City Municipal Water Finance Authority, 6.01%, 06/15/42	435	505
New York City Transitional Finance Authority, 5.51%, 08/01/37	500	549
New York Dormitory Authority, RB, 5.60%, 03/15/40	200	222
Ohio State University, College & University Revenue, 4.91%, 06/01/40	400	393
Oregon State Department of Transportation, 5.83%, 11/15/34	300	342
Port Authority of New York & New Jersey, GO
6.04%, 12/01/29	200	228
4.46%, 10/01/62	300	268
Southern California Public Power Authority (insured by Assured Guaranty Municipal Corp.), 6.93%, 05/15/17	350	419
State of California
5.75%, 03/01/17	500	569
7.50%, 04/01/34	500	648
7.63%, 03/01/40	800	1,075
7.60%, 11/01/40	800	1,083
State of Connecticut, GO
5.09%, 10/01/30	250	259
5.85%, 03/15/32	200	224
State of Georgia, GO, 4.50%, 11/01/25	300	328
State of Illinois
4.96%, 03/01/16	500	535
5.10%, 06/01/33	700	650
State of Illinois, Transit Improvements, GO, 7.35%, 07/01/35	400	441
State of Texas
5.52%, 04/01/39	465	527
4.68%, 04/01/40	400	392
State of Utah, 3.54%, 07/01/25	500	500
University of California, RB
1.80%, 07/01/19	500	486
6.55%, 05/15/48	300	358
		19,796
Sovereign - 2.3%
Asian Development Bank
2.63%, 02/09/15	300	310
1.13%, 03/15/17 (e)	500	503
1.38%, 03/23/20	500	477

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Brazil Government International Bond
7.88%, 03/07/15	565	623
6.00%, 01/17/17 (e)	500	562
5.88%, 01/15/19	700	797
4.88%, 01/22/21	500	534
10.13%, 05/15/27	535	829
7.13%, 01/20/37	655	779
11.00%, 08/17/40	300	356
5.63%, 01/07/41 (e)	300	299
Canada Government Bond, 2.38%, 09/10/14	500	512
Chile Government International Bond, 3.88%, 08/05/20	500	525
Colombia Government International Bond
11.75%, 02/25/20 (e)	300	443
8.13%, 05/21/24 (e)	400	530
6.13%, 01/18/41	500	556
European Investment Bank
1.38%, 10/20/15	400	407
1.00%, 03/15/18 (e)	1,500	1,450
1.00%, 06/15/18	400	385
Export Development Canada, 2.25%, 05/28/15	200	207
Federal Republic of Brazil, 12.25%, 03/06/30	220	376
Israel Government AID Bond, 5.50%, 04/26/24	142	172
Israel Government International Bond, 4.00%, 06/30/22 (e)	500	508
Italy Government International Bond
4.50%, 01/21/15 (e)	1,000	1,047
6.88%, 09/27/23	450	522
5.38%, 06/15/33 (e)	500	502
Japan Bank for International Cooperation, 1.13%, 07/19/17	500	493
Japan Finance Corp.
2.88%, 02/02/15 (e)	500	518
2.50%, 05/18/16	500	523
Japan Finance Organization for Municipalities, 4.00%, 01/13/21 (e)	500	547
Mexico Government International Bond
6.63%, 03/03/15	93	101
5.63%, 01/15/17	750	834
5.13%, 01/15/20	600	659
8.30%, 08/15/31 (e)	300	410
4.75%, 03/08/44	2,056	1,830
Nordic Investment Bank, 5.00%, 02/01/17	300	342
Panama Government International Bond
5.20%, 01/30/20	500	546
6.70%, 01/26/36	400	465
Peru Government International Bond
7.13%, 03/30/19	200	242
7.35%, 07/21/25	500	640
6.55%, 03/14/37	250	295
Peruvian Government International Bond, 8.38%, 05/03/16	500	581
Philippine Government International Bond
8.88%, 03/17/15	400	446
9.38%, 01/18/17	400	500
6.50%, 01/20/20	400	482
10.63%, 03/16/25	800	1,268
9.50%, 02/02/30	800	1,200
5.00%, 01/13/37 (e)	500	533
Poland Government International Bond
5.00%, 10/19/15 - 03/23/22	750	807
5.13%, 04/21/21	400	435
Province of British Columbia, Canada
2.85%, 06/15/15 (e)	200	209
1.20%, 04/25/17	300	302
6.50%, 01/15/26	70	91
Province of Manitoba, Canada, 2.63%, 07/15/15	500	519
Province of New Brunswick, Canada, 5.20%, 02/21/17	250	284
Province of Nova Scotia, Canada, 8.75%, 04/01/22	250	352
Province of Ontario, Canada
4.50%, 02/03/15	700	743
2.70%, 06/16/15	1,000	1,040
5.45%, 04/27/16	750	844
4.95%, 11/28/16 (e)	300	338
3.15%, 12/15/17 (e)	500	530
1.20%, 02/14/18	500	486
4.40%, 04/14/20	200	222
Province of Quebec, Canada
4.60%, 05/26/15	500	538
7.50%, 07/15/23	100	133
7.13%, 02/09/24	250	325
Republic of Colombia, 7.38%, 01/27/17 (e)	500	582
Republic of Korea
5.13%, 12/07/16	150	168
5.63%, 11/03/25	250	293
South Africa Government International Bond
6.50%, 06/02/14	200	208
5.50%, 03/09/20	200	211
Svensk Exportkredit AB, 5.13%, 03/01/17	200	227
Tennessee Valley Authority
5.50%, 07/18/17	1,000	1,159
5.25%, 09/15/39	500	563
5.38%, 04/01/56	1,000	1,138
Turkey Government International Bond
7.25%, 03/15/15	500	536
7.00%, 09/26/16	300	335
3.25%, 03/23/23 (e)	1,200	1,047
8.00%, 02/14/34	800	996
4.88%, 04/16/43 (e)	1,500	1,290
Uruguay Government International Bond
8.00%, 11/18/22	496	626
6.88%, 09/28/25	150	180
4.13%, 11/20/45	200	163
		45,586
U.S. Treasury Securities - 36.9%
U.S. Treasury Bond
11.25%, 02/15/15	667	785
9.25%, 02/15/16	367	450
7.25%, 05/15/16 - 08/15/22	1,474	1,854
7.50%, 11/15/16	1,440	1,760
8.75%, 05/15/17 - 05/15/20	1,725	2,373
8.88%, 08/15/17	300	395
9.13%, 05/15/18 (e)	315	431
9.00%, 11/15/18	800	1,113
8.13%, 08/15/19 - 08/15/21	508	729
8.50%, 02/15/20	926	1,317
7.88%, 02/15/21	946	1,340
8.00%, 11/15/21	310	449
6.25%, 08/15/23 - 05/15/30	3,495	4,762
6.88%, 08/15/25	1,110	1,588
6.00%, 02/15/26	620	832
6.50%, 11/15/26	660	928
6.63%, 02/15/27	545	776
6.38%, 08/15/27	1,114	1,559
6.13%, 11/15/27 - 08/15/29	1,645	2,268
5.50%, 08/15/28	1,807	2,351
5.25%, 11/15/28 - 02/15/29	2,514	3,196
5.38%, 02/15/31	1,300	1,693
4.50%, 02/15/36 - 08/15/39	6,120	7,304
4.75%, 02/15/37 - 02/15/41	3,175	3,936
5.00%, 05/15/37	265	338
3.50%, 02/15/39	1,152	1,172
4.25%, 05/15/39 - 11/15/40	5,075	5,841

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
4.38%, 11/15/39 - 05/15/41	9,773	11,473
4.63%, 02/15/40	2,740	3,342
3.88%, 08/15/40	3,049	3,299
3.75%, 08/15/41	3,678	3,888
3.13%, 11/15/41 - 02/15/43	9,964	9,338
3.00%, 05/15/42	2,675	2,441
2.75%, 08/15/42 - 11/15/42	7,568	6,538
2.88%, 05/15/43	2,620	2,322
U.S. Treasury Note
0.63%, 07/15/14 - 04/30/18	27,539	27,054
0.13%, 07/31/14 - 04/30/15	14,000	13,971
2.63%, 07/31/14 - 11/15/20	16,031	16,674
0.50%, 08/15/14 - 07/31/17	15,600	15,483
4.25%, 08/15/14 - 11/15/17	8,382	9,022
0.25%, 08/31/14 - 05/15/16	92,739	92,513
2.38%, 08/31/14 - 06/30/18	27,887	28,785
0.38%, 11/15/14 - 03/15/16	45,026	44,961
2.13%, 11/30/14 - 08/15/21	23,695	24,161
2.25%, 01/31/15 - 07/31/18	13,350	13,881
4.00%, 02/15/15	1,607	1,703
2.50%, 03/31/15 - 04/30/15	8,749	9,089
4.13%, 05/15/15	2,583	2,765
1.88%, 06/30/15 - 06/30/20	14,366	14,651
1.75%, 07/31/15 - 05/15/22	9,200	9,191
1.25%, 08/31/15 - 02/29/20	25,640	25,441
4.50%, 11/15/15 - 05/15/17	3,454	3,839
9.88%, 11/15/15	447	546
1.38%, 11/30/15 - 05/31/20	32,865	32,626
2.00%, 01/31/16 - 02/15/22	16,312	16,286
5.13%, 05/15/16	239	270
1.50%, 06/30/16 - 03/31/19	18,412	18,672
3.25%, 06/30/16 - 03/31/17	8,781	9,494
4.88%, 08/15/16	217	245
1.00%, 08/31/16 - 11/30/19	23,860	23,632
3.00%, 08/31/16 - 02/28/17	7,810	8,371
3.13%, 10/31/16 - 05/15/21	12,500	13,455
4.63%, 11/15/16 - 02/15/17	4,571	5,163
0.88%, 11/30/16 - 07/31/19	30,597	30,339
2.75%, 11/30/16 - 02/15/19	15,818	16,839
0.75%, 06/30/17 - 03/31/18	23,631	23,141
3.50%, 02/15/18 - 05/15/20	6,910	7,625
2.88%, 03/31/18	1,624	1,741
3.88%, 05/15/18	1,600	1,792
1.00%, 05/31/18 (e)	4,000	3,930
3.75%, 11/15/18	3,060	3,419
1.13%, 05/31/19 - 04/30/20	13,980	13,333
3.38%, 11/15/19 (e)	4,060	4,465
3.63%, 02/15/20 - 02/15/21	10,010	11,138
1.63%, 08/15/22 - 11/15/22	17,033	15,927
2.00%, 02/15/23 (e)	7,430	7,145
1.75%, 05/15/23 (e)	4,575	4,282
		721,241
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 29.4%
Federal Home Loan Mortgage Corp. - 8.1%
Federal Home Loan Mortgage Corp.
6.50%, 06/01/14 - 03/01/39	2,022	2,273
7.00%, 08/01/15 - 08/01/37	200	227
6.00%, 12/01/16 - 05/01/40	6,809	7,433
5.00%, 09/01/17 - 04/01/40	10,393	11,118
4.50%, 01/01/18 - 08/01/41	22,874	24,249
5.50%, 01/01/18 - 02/01/40	10,815	11,683
4.00%, 04/01/19 - 03/01/42	17,065	17,838
3.50%, 10/01/25 - 08/01/42	14,170	14,511
3.00%, 01/01/27 - 06/01/43	12,156	12,198
2.50%, 08/01/27 - 06/01/28	3,616	3,636
2.50%, 07/15/28 - 07/15/43, TBA (g)	8,190	8,163
3.00%, 07/15/28 - 08/12/43, TBA (g)	15,250	14,973
4.00%, 07/15/28 - 07/15/43, TBA (g)	3,700	3,852
4.50%, 07/15/28 - 07/15/43, TBA (g)	6,100	6,446
5.00%, 08/15/28 - 07/15/43, TBA (g)	7,900	8,430
7.50%, 11/01/31 - 04/01/32	113	132
5.71%, 01/01/37 (i)	10	11
6.19%, 01/01/37 (i)	23	24
5.67%, 02/01/37 (i)	177	191
2.65%, 01/01/42 (i)	329	340
3.50%, 07/15/43 - 08/12/43, TBA (g)	8,800	8,905
5.50%, 07/15/43, TBA (g)	1,600	1,721
		158,354
Federal National Mortgage Association - 13.5%
Federal National Mortgage Association
5.50%, 12/01/13 - 06/01/40	15,912	17,343
6.00%, 01/01/16 - 07/01/40	11,461	12,482
6.50%, 09/01/16 - 03/01/40	4,165	4,653
5.00%, 10/01/17 - 05/01/41	19,627	21,310
4.50%, 02/01/18 - 11/01/41	31,006	32,963
4.00%, 07/01/18 - 12/01/41	32,984	34,486
1.25%, 01/30/19	500	484
2.50%, 12/01/21 - 01/01/28	1,194	1,203
3.50%, 09/01/25 - 05/01/43	30,776	31,512
3.00%, 11/01/26 - 06/01/43	15,175	15,147
2.50%, 07/15/28 - 07/15/43, TBA (g)	17,350	17,311
3.00%, 07/15/28 - 08/12/43, TBA (g)	34,200	33,711
4.00%, 07/15/28 - 08/12/43, TBA (g)	6,800	7,093
4.50%, 07/15/28, TBA (g)	560	593
7.00%, 02/01/31 - 04/01/39	553	640
2.44%, 05/01/35 (i)	108	115
2.71%, 05/01/35 (i)	45	47
2.88%, 10/01/35 (i)	178	190
2.67%, 02/01/37 (i)	248	264
2.70%, 02/01/37 (i)	20	21
5.54%, 02/01/37 (i)	51	55
2.59%, 04/01/37 (i)	46	49
7.50%, 11/01/37	18	22
2.51%, 01/01/38 - 07/01/41 (i)	856	893
1.67%, 03/01/38 (i)	561	606
4.14%, 07/01/39 (i)	917	985
3.86%, 12/01/39 (i)	231	247
3.70%, 02/01/40 (i)	795	845
3.33%, 03/01/40 (i)	299	317
4.26%, 03/01/40 (i)	349	372
3.15%, 06/01/40 (i)	189	198
3.26%, 07/01/40 (i)	425	449
3.60%, 08/01/40 (i)	201	212
3.27%, 12/01/40 (i)	232	242
2.83%, 01/01/41 - 01/01/42 (i)	785	809
3.49%, 02/01/41 (i)	256	267
3.62%, 05/01/41 (i)	261	273
3.50%, 07/15/43 - 08/12/43, TBA (g)	14,200	14,405
5.00%, 07/15/43, TBA (g)	5,700	6,134
5.50%, 07/15/43, TBA (g)	4,400	4,779
		263,727
Government National Mortgage Association - 7.8%
Government National Mortgage Association
5.50%, 01/15/24 - 07/20/42	8,323	9,117
4.00%, 08/15/24 - 01/20/42	18,196	19,203
3.50%, 12/15/25 - 04/20/43	17,650	18,146
4.50%, 04/20/26 - 03/20/42	25,126	27,005
3.00%, 04/15/27 - 03/20/43	8,501	8,499
2.50%, 09/20/27 - 02/15/28	908	916
8.00%, 04/15/30	8	9
8.50%, 06/15/30 - 12/15/30	4	5
6.50%, 01/15/32 - 10/15/38	932	1,055
6.00%, 05/15/32 - 12/20/40	4,976	5,537

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
5.00%, 03/15/33 - 04/20/42	15,532	16,899
7.00%, 11/15/36	34	39
3.50%, 07/20/40 - 03/20/41 (i)	943	1,004
2.50%, 11/20/40 - 01/20/43 (i)	1,541	1,598
3.00%, 01/20/41 - 07/20/42 (i)	2,980	3,122
2.00%, 10/20/42 - 01/20/43 (i)	781	812
2.50%, 07/15/43 - 07/15/43, TBA (g)	900	839
3.00%, 07/15/43 - 08/12/43, TBA (g)	15,900	15,706
3.50%, 07/15/43 - 08/12/43, TBA (g)	13,200	13,533
4.00%, 07/15/43, TBA (g)	4,000	4,197
4.50%, 07/15/43, TBA (g)	3,300	3,518
5.00%, 07/15/43 - 07/15/43, TBA (g)	2,450	2,647
		153,406
Total Government and Agency Obligations (cost $1,444,879)		1,448,784

SHORT TERM INVESTMENTS - 12.2%

Investment Companies - 9.3%
JNL Money Market Fund, 0.01% (a) (h)	181,244	181,244

Securities Lending Collateral - 2.9%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	57,337	57,337

Total Short Term Investments (cost $238,581)		238,581

Total Investments - 111.7% (cost $2,168,249)		2,183,716
Total Forward Sales Commitments - (0.1%) (proceeds $684)		(677)
Other Assets and Liabilities, Net - (11.6%)		(227,012)
Total Net Assets - 100.0%		$1,956,027

FORWARD SALES COMMITMENTS - 0.1%

GOVERNMENT AND AGENCY OBLIGATIONS - 0.1%
U.S. Government Agency Mortgage-Backed Securities - 0.1%
Federal Home Loan Mortgage Corp. - 0.1%
Federal Home Loan Mortgage Corp., 3.50%, 07/15/28	$300	$311
Federal National Mortgage Association - 0.0%
Federal National Mortgage Association, 3.50%, 07/15/28	150	156
Government National Mortgage Association - 0.0%
Government National Mortgage Association, 4.00%, 07/15/43	200	210

Total Forward Sales Commitments - 0.1% (proceeds $684)		$677

JNL/Mellon Capital Global Alpha Fund

Portfolio Composition:	Percentage of Total Investments
Purchased Options	3.4%
Short Term Investments*	96.6
Total Investments	100.0%

*

In general, the Fund uses derivatives as direct substitutes for investment in developed market stock indices, government bonds and currencies. Please refer to the Notes to the Schedules of Investments for the Fund’s derivative investments.

	Shares/Par (p)	Value
PURCHASED OPTIONS - 3.4%
10-Year U.S. Treasury Note Future Call Option, Strike Price 115, Expiration 08/23/2013	1,219	$14,114

Total Purchased Options (cost $18,148)		14,114

SHORT TERM INVESTMENTS - 95.7%

Federal Home Loan Bank - 14.1% (w)
Federal Home Loan Bank
0.05%, 07/05/13	$53,800	53,800
0.07%, 07/10/13	4,400	4,400
		58,200
Federal Home Loan Mortgage Corp. - 16.8% (w)
Federal Home Loan Mortgage Corp.
0.07%, 08/12/13	37,000	36,998
0.06%, 09/03/13	24,800	24,798
0.08%, 09/09/13	7,600	7,599
		69,395
Federal National Mortgage Association - 15.0% (w)
Federal National Mortgage Association
0.05%, 08/01/13 - 09/04/13	21,270	21,269
0.06%, 08/28/13 - 09/16/13	40,850	40,847
		62,116
Investment Company - 12.9%
JNL Money Market Fund, 0.01% (a) (h)	53,590	53,590

Treasury Securities - 36.9%
U.S. Treasury Bill
0.05%, 07/18/13	$137,425	137,424
0.05%, 09/12/13 (o)	15,080	15,080
		152,504
Total Short Term Investments (cost $395,800)		395,805

Total Investments - 99.1% (cost $413,948)		409,919
Other Assets and Liabilities, Net - 0.9%		3,843
Total Net Assets - 100.0%		$413,762

JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund * (z)

Portfolio Composition:	Percentage of Total Investments
Consumer Discretionary	23.6%
Health Care	18.6
Information Technology	17.6
Industrials	16.5
Materials	5.9
Energy	5.1
Consumer Staples	5.0
Financials	4.8
Telecommunication Services	1.8
Short Term Investments	1.1
Total Investments	100.0%

	Shares/Par (p)	Value
COMMON STOCKS - 100.1%

CONSUMER DISCRETIONARY - 23.9%
Blue Nile Inc. (c)	27	$1,023
Capella Education Co. (c)	28	1,175
CEC Entertainment Inc.	26	1,066
Churchill Downs Inc.	13	1,017
Cooper Tire & Rubber Co.	33	1,098
Grand Canyon Education Inc. (c)	35	1,119
hhgregg Inc. (c)	91	1,446
ITT Educational Services Inc. (c)	48	1,174
K12 Inc. (c)	42	1,101
Lear Corp.	17	1,017
Rue21 Inc. (c)	29	1,227
Sonic Corp. (c)	75	1,098
Standard Motor Products Inc.	39	1,335

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Thor Industries Inc.	23	1,107
Universal Electronics Inc. (c)	45	1,277
Other Securities		10,212
		27,492
CONSUMER STAPLES - 5.1%
Kroger Co.	30	1,052
Safeway Inc.	42	994
USANA Health Sciences Inc. (c)	21	1,496
Other Securities		2,351
		5,893
ENERGY - 5.1%
Dawson Geophysical Co. (c)	31	1,153
Other Securities		4,751
		5,904
FINANCIALS - 4.9%
Axis Capital Holdings Ltd.	22	987
Portfolio Recovery Associates Inc. (c)	8	1,182
Other Securities		3,466
		5,635
HEALTH CARE - 18.8%
CIGNA Corp.	14	1,009
Community Health Systems Inc.	22	1,016
Health Management Associates Inc. - Class A (c)	81	1,268
Kindred Healthcare Inc. (c)	81	1,060
Triple-S Management Corp. (c)	48	1,030
United Therapeutics Corp. (c)	16	1,048
UnitedHealth Group Inc.	15	989
VCA Antech Inc. (c)	39	1,018
Warner Chilcott Plc - Class A	59	1,166
WellPoint Inc.	13	1,063
Other Securities		10,992
		21,659
INDUSTRIALS - 16.7%
AECOM Technology Corp. (c)	31	980
Alliant Techsystems Inc.	13	1,072
Consolidated Graphics Inc. (c)	24	1,108
Dun & Bradstreet Corp.	10	985
ICF International Inc. (c)	37	1,156
Republic Airways Holdings Inc. (c)	95	1,078
Other Securities		12,842
		19,221
INFORMATION TECHNOLOGY - 17.8%
AOL Inc.	27	992
CACI International Inc. - Class A (c)	16	1,014
Cisco Systems Inc.	40	984
Cree Inc. (c)	19	1,213
Euronet Worldwide Inc. (c)	35	1,112
j2 Global Inc.	27	1,160
United Online Inc.	133	1,009
ValueClick Inc. (c)	41	1,020
Western Digital Corp.	18	1,113
XO Group Inc. (c)	89	1,001
Other Securities		9,881
		20,499
MATERIALS - 6.0%
Schweitzer-Mauduit International Inc.	23	1,159
Other Securities		5,718
		6,877
TELECOMMUNICATION SERVICES - 1.8%
Shenandoah Telecommunications Co.	60	996
T-Mobile US Inc.	44	1,083
		2,079
Total Common Stocks (cost $103,655)		115,259

SHORT TERM INVESTMENTS - 1.2%

Investment Companies - 1.2%
JNL Money Market Fund, 0.01% (a) (h)	1,342	1,342

Total Short Term Investments (cost $1,342)		1,342

Total Investments - 101.3% (cost $104,997)		116,601
Other Assets and Liabilities, Net - (1.3%)		(1,494)
Total Net Assets - 100.0%		$115,107

JNL/Mellon Capital Utilities Sector Fund

Portfolio Composition:	Percentage of Total Investments
Utilities	92.9%
Energy	3.7
Short Term Investments	3.4
Total Investments	100.0%

	Shares/Par (p)	Value
COMMON STOCKS - 98.8%

ENERGY - 3.8%
Spectra Energy Corp.	3	$98

UTILITIES - 95.0%
AES Corp.	3	32
AGL Resources Inc.	1	22
Allete Inc.	—	8
Alliant Energy Corp.	—	24
Ameren Corp.	1	35
American Electric Power Co. Inc.	2	93
American Water Works Co. Inc.	1	31
Aqua America Inc.	1	19
Atmos Energy Corp.	—	15
Avista Corp.	—	6
Black Hills Corp.	—	9
Calpine Corp. (c)	2	34
CenterPoint Energy Inc.	2	43
Cleco Corp.	—	12
CMS Energy Corp.	1	30
Consolidated Edison Inc.	1	73
Dominion Resources Inc.	2	140
DTE Energy Co.	1	50
Duke Energy Corp.	3	203
Dynegy Inc. (c)	—	9
Edison International	1	67
El Paso Electric Co.	—	6
Entergy Corp.	1	53
Exelon Corp.	4	112
FirstEnergy Corp.	2	67
Great Plains Energy Inc.	1	15
Hawaiian Electric Industries Inc.	—	11
IDACORP Inc.	—	10
Integrys Energy Group Inc.	—	20
ITC Holdings Corp.	—	20
National Fuel Gas Co.	—	20
New Jersey Resources Corp.	—	7
NextEra Energy Inc.	2	147
NiSource Inc.	1	38
Northeast Utilities	1	56
Northwest Natural Gas Co.	—	4
NorthWestern Corp.	—	6

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
NRG Energy Inc.	1	37
NV Energy Inc.	1	23
Oneok Inc.	1	36
Pepco Holdings Inc.	1	21
PG&E Corp.	2	86
Piedmont Natural Gas Co. Inc.	—	11
Pinnacle West Capital Corp.	—	26
PNM Resources Inc.	—	7
Portland General Electric Co.	—	10
PPL Corp.	3	76
Public Service Enterprise Group Inc.	2	70
Questar Corp.	1	18
SCANA Corp.	1	29
Sempra Energy	1	79
South Jersey Industries Inc.	—	8
Southern Co.	4	163
Southwest Gas Corp.	—	9
TECO Energy Inc.	1	14
UGI Corp.	—	19
UIL Holdings Corp.	—	9
UNS Energy Corp.	—	7
Vectren Corp.	—	12
Westar Energy Inc.	1	16
WGL Holdings Inc.	—	9
Wisconsin Energy Corp.	1	40
Xcel Energy Inc.	2	60
		2,442
Total Common Stocks (cost $2,698)		2,540

SHORT TERM INVESTMENTS - 3.5%

Investment Company - 3.5%
JNL Money Market Fund, 0.01% (a) (h)	89	89

Total Short Term Investments (cost $89)		89

Total Investments - 102.3% (cost $2,787)		2,629
Other Assets and Liabilities, Net - (2.3%)		(59)
Total Net Assets - 100.0%		$2,570

JNL/Morgan Stanley Mid Cap Growth Fund

Portfolio Composition:	Percentage of Total Investments
Information Technology	25.6%
Consumer Discretionary	19.1
Industrials	11.9
Health Care	8.2
Financials	7.9
Consumer Staples	5.6
Materials	4.2
Energy	2.5
Utilities	1.3
Short Term Investments	13.7
Total Investments	100.0%

	Shares/Par (p)	Value
COMMON STOCKS - 93.0%

CONSUMER DISCRETIONARY - 20.6%
Aimia Inc.	23	$347
Carter’s Inc.	11	846
Dollar Tree Inc. (c)	17	871
Dunkin’ Brands Group Inc.	13	551
Groupon Inc. - Class A (c)	88	749
McGraw-Hill Cos. Inc.	9	490
Morningstar Inc.	7	530
Panera Bread Co. - Class A (c)	5	837
Sally Beauty Holdings Inc. (c)	5	169
Tesla Motors Inc. (c) (e)	8	809
TripAdvisor Inc. (c)	6	387
Ulta Salon Cosmetics & Fragrance Inc. (c)	2	179
Wyndham Worldwide Corp.	5	314
		7,079
CONSUMER STAPLES - 6.0%
McCormick & Co. Inc.	10	685
Mead Johnson Nutrition Co.	10	811
Monster Beverage Corp. (c)	9	567
		2,063
ENERGY - 2.7%
Range Resources Corp.	10	764
Ultra Petroleum Corp. (c) (e)	8	159
		923
FINANCIALS - 8.6%
Arch Capital Group Ltd. (c)	15	777
IntercontinentalExchange Inc. (c)	3	564
MSCI Inc. - Class A (c)	24	787
Progressive Corp.	32	813
		2,941
HEALTH CARE - 8.8%
athenahealth Inc. (c) (e)	10	816
Illumina Inc. (c)	18	1,352
Intuitive Surgical Inc. (c)	1	660
Ironwood Pharmaceuticals Inc. - Class A (c) (e)	19	193
		3,021
INDUSTRIALS - 12.8%
Colfax Corp. (c)	6	334
Covanta Holding Corp.	24	486
Edenred	36	1,095
IHS Inc. - Class A (c)	8	806
Intertek Group Plc	9	413
Qualicorp SA (c)	34	256
Stericycle Inc. (c)	5	502
Verisk Analytics Inc. - Class A (c)	8	501
		4,393
INFORMATION TECHNOLOGY - 27.5%
3D Systems Corp. (c) (e)	5	214
Akamai Technologies Inc. (c)	22	931
First Solar Inc. (c) (e)	12	554
Gartner Inc. - Class A (c)	16	926
LinkedIn Corp. - Class A (c)	4	747
Mail.ru Group Ltd. - GDR	6	164
MercadoLibre Inc.	3	293
Motorola Solutions Inc.	19	1,112
Qihoo 360 Technology Co. Ltd. - ADR (c) (e)	8	392
Salesforce.com Inc. (c)	20	745
ServiceNow Inc. (c)	5	197
Sina Corp. (c)	3	155
Solera Holdings Inc.	20	1,117
Splunk Inc. (c)	5	229
Workday Inc. - Class A (c)	5	325
Yandex NV - Class A (c)	28	781
Youku Inc. - ADR (c) (e)	19	371
Zynga Inc. - Class A (c) (e)	66	182
		9,435
MATERIALS - 4.6%
Martin Marietta Materials Inc.	8	769
Rockwood Holdings Inc.	13	805
		1,574

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
UTILITIES - 1.4%
Brookfield Infrastructure Partners LP	13	470

Total Common Stocks (cost $28,869)		31,899

PREFERRED STOCKS - 0.1%

INFORMATION TECHNOLOGY - 0.1%
Dropbox Inc., Series A-1 (c) (f) (q)	4	38
Palantir Technologies Inc. (f) (q)	5	15

Total Preferred Stocks (cost $56)		53

SHORT TERM INVESTMENTS - 14.8%

Investment Companies - 5.8%
JNL Money Market Fund, 0.01% (a) (h)	1,979	1,979

Securities Lending Collateral - 9.0%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	3,086	3,086
Total Short Term Investments (cost $5,065)		5,065

Total Investments - 107.9% (cost $33,990)		37,017
Other Assets and Liabilities, Net - (7.9%)		(2,723)
Total Net Assets - 100.0%		$34,294

JNL/Neuberger Berman Strategic Income Fund * (z)

Portfolio Composition:	Percentage of Total Investments
U.S. Government Agency MBS	22.5%
Non-U.S. Government Agency ABS	15.0
Government Securities	10.7
Financials	9.5
Consumer Discretionary	4.4
Energy	3.1
Materials	3.0
Information Technology	1.6
Health Care	1.5
Telecommunication Services	1.5
Industrials	1.4
Utilities	1.1
Consumer Staples	0.8
Investment Companies	3.6
Short Term Investments	20.3
Total Investments	100.0%

	Shares/Par (p)	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 22.1%
Ameriquest Mortgage Securities Inc. Asset-Backed Pass-Through Certificates REMIC, 3.04%, 09/25/33 (i)	$693	$663
Argent Securities Inc. Asset-Backed Pass-Through Certificates REMIC, 1.09%, 10/25/34 (i)	755	692
Asset-Backed Pass-Through Certificates REMIC, 0.88%, 04/25/34 (i)	489	459
Banc of America Commercial Mortgage Inc. REMIC
5.89%, 07/10/44 (i)	250	277
5.41%, 09/10/47	350	385
Bear Stearns Asset Backed Securities I Trust REMIC, 0.63%, 05/25/35 (i)	595	512
Bear Stearns Asset Backed Securities Trust REMIC, 0.60%, 02/25/36 (i)	710	603
Carrington Mortgage Loan Trust REMIC
0.65%, 06/25/35 (i)	230	199
0.34%, 05/25/36 (i)	517	476
0.33%, 12/25/36 (i)	700	398
Citigroup Mortgage Loan Trust Inc. REMIC, 0.94%, 05/25/35 (i) (r)	175	164
Cobalt Commercial Mortage-Backed Securities Trust REMIC
5.98%, 05/15/46 (i)	525	588
5.22%, 08/15/48	500	542
Commercial Mortgage Pass-Through Certificates REMIC
5.99%, 06/15/38 (i)	299	329
5.95%, 09/15/39 (i)	545	608
5.31%, 12/15/39	500	549
5.54%, 01/15/49 (i)	290	321
Countrywide Asset-Backed Certificates REMIC, 0.39%, 04/25/36 (i)	512	440
Credit Suisse Mortgage Capital Certificates REMIC, 5.38%, 02/15/40	140	151
EquiFirst Mortgage Loan Trust REMIC, 0.67%, 04/25/35 (i)	908	716
Greenwich Capital Commercial Funding Corp. REMIC
5.44%, 03/10/39 (e)	425	470
5.74%, 12/10/49 (e)	500	560
GS Mortgage Securities Corp. II REMIC
5.56%, 11/10/39	500	554
5.98%, 08/10/45 (i)	625	696
GS Mortgage Securities Trust Interest Only REMIC, 2.37%, 01/10/45 (i) (r)	981	124
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC
5.81%, 06/12/43 (i)	95	104
5.43%, 12/12/43	325	357
5.44%, 06/12/47	230	255
5.42%, 01/15/49	500	553
5.90%, 02/12/49 (i)	250	280
6.00%, 06/15/49 (i)	300	336
5.88%, 02/15/51 (i)	500	564
JPMorgan Mortgage Acquisition Trust REMIC, 0.43%, 05/25/36 (i)	1,000	786
JPMorgan Mortgage Trust REMIC, 2.73%, 06/25/35 (i)	137	125
LB-UBS Commercial Mortgage Trust REMIC
5.42%, 02/15/40	600	667
5.86%, 07/15/40 (i)	125	138
Morgan Stanley Bank of America Merrill Lynch Trust REMIC
Interest Only, 1.90%, 02/15/46 (i)	2,585	271
Interest Only, 1.62%, 05/15/46 (i)	1,998	171
Morgan Stanley Home Equity Loan Trust REMIC
0.47%, 02/25/36 (i)	700	575
0.35%, 04/25/36 (i)	751	490
Park Place Securities Inc. Asset-Backed Pass-Through Certificates REMIC
1.84%, 12/25/34 (i)	690	580
1.23%, 02/25/35 (i)	1,375	1,235
Residential Asset Mortgage Products Trust REMIC
0.87%, 03/25/33 (i)	171	147
0.59%, 03/25/36 (i)	750	624
Structured Asset Investment Loan Trust REMIC
1.32%, 06/25/33 (i)	329	303
0.99%, 07/25/34 (i)	1,027	941
Structured Asset Securities Corp. REMIC
0.62%, 05/25/35 (i)	200	179
0.36%, 12/25/36 (i)	940	637

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Wachovia Bank Commercial Mortgage Trust REMIC
5.34%, 12/15/43	500	555
5.94%, 06/15/49 (i)	430	481
Wells Fargo-RBS Commercial Mortgage Trust Interest Only, 1.67%, 03/15/48 (r)	998	95
REMIC, Interest Only, 1.66%, 03/15/45 (i) (r)	2,294	202
REMIC, Interest Only, 2.43%, 11/15/45 (i) (r)	791	104
REMIC, Interest Only, 0.94%, 06/15/46 (i)	6,080	379
Other Securities		10,076

Total Non-U.S. Government Agency Asset-Backed Securities (cost $33,634)		33,686

CORPORATE BONDS AND NOTES - 26.7%

CONSUMER DISCRETIONARY - 3.1%
Glencore Funding LLC, 1.70%, 05/27/16 (r)	1,460	1,416
Time Warner Cable Inc.
8.75%, 02/14/19	295	362
4.13%, 02/15/21	495	485
5.50%, 09/01/41	580	510
4.50%, 09/15/42	695	539
Time Warner Inc., 6.10%, 07/15/40	125	137
Wynn Las Vegas LLC, 4.25%, 05/30/23 (e) (r)	770	712
Other Securities		532
		4,693
CONSUMER STAPLES - 0.2%
Other Securities		246

ENERGY - 3.5%
CNOOC Finance 2013 Ltd., 1.13%, 05/09/16	770	758
Nexen Inc., 6.40%, 05/15/37	640	696
Petrobras Global Finance BV
3.00%, 01/15/19	430	399
4.38%, 05/20/23 (e)	540	495
Other Securities		3,029
		5,377
FINANCIALS - 11.8%
Bank of America Corp.
5.20% (callable at 100 beginning 06/01/23) (m)	945	888
1.50%, 10/09/15	840	838
2.00%, 01/11/18	290	281
Citigroup Inc.
2.65%, 03/02/15	450	459
6.13%, 11/21/17	170	193
Ford Motor Credit Co. LLC
3.00%, 06/12/17	560	561
4.25%, 09/20/22 (e)	740	727
General Electric Capital Corp.
5.25% (callable at 100 beginning 06/15/23) (m)	1,255	1,199
6.25% (callable at 100 beginning 12/15/22) (m)	775	823
Goldman Sachs Group Inc.
3.30%, 05/03/15	525	541
2.38%, 01/22/18	420	412
5.75%, 01/24/22	220	243
3.63%, 01/22/23	370	354
ING US Inc., 5.65%, 05/15/53 (i) (r)	790	743
Jefferies Group LLC, 5.13%, 01/20/23 (e)	995	987
JPMorgan Chase & Co
1.63%, 05/15/18	695	666
3.38%, 05/01/23	215	200
Morgan Stanley
5.63%, 09/23/19	1,135	1,219
4.88%, 11/01/22	315	311
Nomura Holdings Inc., 2.00%, 09/13/16	885	875
Prudential Financial Inc.
5.88%, 09/15/42 (i)	1,055	1,058
5.20%, 03/15/44 (i)	285	269
Zions Bancorporation, 4.50%, 06/13/23	935	920
Other Securities		3,168
		17,935
HEALTH CARE - 1.1%
Mylan Inc., 2.60%, 06/24/18 (e) (r)	1,125	1,108
Other Securities		587
		1,695
INDUSTRIALS - 0.5%
Other Securities		768

INFORMATION TECHNOLOGY - 1.0%
Other Securities		1,507

MATERIALS - 3.1%
Barrick Gold Corp.
2.50%, 05/01/18 (r)	350	314
4.10%, 05/01/23 (r)	990	827
Freeport-McMoRan Copper & Gold Inc., 3.88%, 03/15/23 (r)	1,640	1,484
Rio Tinto Finance USA Plc, 2.25%, 12/14/18	1,000	971
Other Securities		1,161
		4,757
TELECOMMUNICATION SERVICES - 1.3%
AT&T Inc., 6.55%, 02/15/39	655	753
Qwest Corp., 6.75%, 12/01/21 (e)	1,130	1,257
		2,010
UTILITIES - 1.1%
Exelon Generation Co. LLC, 4.00%, 10/01/20	1,125	1,141
Other Securities		490
		1,631
Total Corporate Bonds and Notes (cost $42,635)		40,619

GOVERNMENT AND AGENCY OBLIGATIONS - 43.1%

GOVERNMENT SECURITIES - 14.4%
Federal Home Loan Bank - 0.1% (w)
Other Securities		179
Sovereign - 3.9%
Australia Government Bond
5.25%, 03/15/19, AUD	490	495
5.50%, 04/21/23, AUD	270	282
Canada Government Bond, 1.50%, 03/01/17, CAD	380	360
New Zealand Government Bond
6.00%, 12/15/17, NZD	655	562
5.50%, 04/15/23, NZD	150	129
Other Securities		4,046
		5,874
Treasury Inflation Index Securities - 7.9%
Canada Government Inflation Indexed Bond, 4.25%, 12/01/21 (n), CAD	295	367
U.S. Treasury Inflation Indexed Note
0.50%, 04/15/15 (n)	2,634	2,700
0.13%, 04/15/17 (n)	4,182	4,290
2.38%, 01/15/25 (n)	802	954
2.00%, 01/15/26 (n)	2,454	2,829
3.88%, 04/15/29 (n)	644	925
		12,065
U.S. Treasury Securities - 2.5%
U.S. Treasury Bond
6.25%, 08/15/23	740	992

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
6.88%, 08/15/25	165	236
U.S. Treasury Note, 3.63%, 08/15/19	2,350	2,616
		3,844
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 28.7%
Federal Home Loan Mortgage Corp. - 12.7%
Federal Home Loan Mortgage Corp.
3.50%, 07/15/43, TBA (g)	11,485	11,627
4.00%, 07/15/43, TBA (g)	1,980	2,059
4.50%, 07/15/43, TBA (g)	5,370	5,681
		19,367
Federal National Mortgage Association - 16.0%
Federal National Mortgage Association
3.50%, 07/15/43, TBA (g)	11,860	12,034
4.00%, 07/15/43, TBA (g)	11,775	12,263
		24,297
Total Government and Agency Obligations (cost $67,593)		65,626

INVESTMENT COMPANIES - 4.9%
iShares iBoxx High Yield Corporate Bond Fund (e)	43	3,911
SPDR Barclays High Yield Bond ETF (e)	90	3,540

Total Investment Companies (cost $7,651)		7,451

VARIABLE RATE SENIOR LOAN INTERESTS - 11.3% (i)

CONSUMER DISCRETIONARY - 2.9%
Other Securities		4,400

CONSUMER STAPLES - 1.0%
Other Securities		1,476

ENERGY - 0.7%
Other Securities		1,063

FINANCIALS - 1.2%
Other Securities		1,755

HEALTH CARE - 0.9%
Other Securities		1,445

INDUSTRIALS - 1.3%
Other Securities		2,015

INFORMATION TECHNOLOGY - 1.2%
Other Securities		1,876

MATERIALS - 0.9%
Other Securities		1,327

TELECOMMUNICATION SERVICES - 0.7%
Other Securities		1,031

UTILITIES - 0.5%
Other Securities		734

Total Variable Rate Senior Loan Interests (cost $17,292)		17,122

SHORT TERM INVESTMENTS - 27.4%

Investment Companies - 18.7%
JNL Money Market Fund, 0.01% (a) (h)	28,469	28,469

Securities Lending Collateral - 8.7%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	13,304	13,304
Total Short Term Investments (cost $41,773)		41,773

Total Investments - 135.5% (cost $210,578)		206,277
Other Assets and Liabilities, Net - (35.5%)		(54,020)
Total Net Assets - 100.0%		$152,257

JNL/Oppenheimer Global Growth Fund * (z)

Portfolio Composition:	Percentage of Total Investments
Information Technology	24.7%
Consumer Discretionary	16.2
Financials	15.9
Health Care	12.6
Industrials	12.1
Consumer Staples	7.2
Energy	3.3
Telecommunication Services	1.8
Materials	1.1
Utilities	0.5
Short Term Investments	4.6
Total Investments	100.0%

	Shares/Par (p)	Value
COMMON STOCKS - 96.2%

CONSUMER DISCRETIONARY - 14.7%
Inditex SA	100	$12,318
LVMH Moet Hennessy Louis Vuitton SA	90	14,574
McDonald’s Corp.	124	12,272
McGraw-Hill Cos. Inc.	237	12,603
PPR SA (e)	70	14,338
Tiffany & Co.	136	9,940
Walt Disney Co.	254	16,060
Other Securities		22,089
		114,194
CONSUMER STAPLES - 7.4%
Colgate-Palmolive Co.	249	14,239
Fomento Economico Mexicano SAB de CV - ADR	100	10,278
Nestle SA	131	8,608
Unilever Plc	330	13,377
Other Securities		10,659
		57,161
ENERGY - 3.4%
Technip SA	131	13,277
Other Securities		12,831
		26,108
FINANCIALS - 16.4%
Allianz SE	87	12,677
Banco Bilbao Vizcaya Argentaria SA (e)	1,087	9,138
Citigroup Inc.	196	9,403
Dai-Ichi Life Insurance Co. Ltd.	6	8,943
Deutsche Bank AG	235	9,866
Goldman Sachs Group Inc.	55	8,313
ICICI Bank Ltd. - ADR	250	9,571
Sumitomo Mitsui Financial Group Inc.	179	8,212
UBS AG	902	15,312
Other Securities		35,906
		127,341

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
HEALTH CARE - 13.0%
Aetna Inc.	208	13,191
Bayer AG	113	12,012
Gilead Sciences Inc. (c)	157	8,056
Roche Holding AG	37	9,167
Vertex Pharmaceuticals Inc. (c)	103	8,218
WellPoint Inc.	214	17,546
Zimmer Holdings Inc.	122	9,116
Other Securities		23,432
		100,738
INDUSTRIALS - 12.4%
3M Co.	106	11,585
Assa Abloy AB - Class B	303	11,839
Embraer SA - ADR	236	8,701
European Aeronautic Defence & Space Co. NV	375	20,036
Siemens AG	103	10,407
United Parcel Service Inc. - Class B	98	8,510
Other Securities		25,246
		96,324
INFORMATION TECHNOLOGY - 25.4%
Adobe Systems Inc. (c)	265	12,088
Altera Corp.	400	13,193
eBay Inc. (c)	322	16,666
Google Inc. - Class A (c)	22	19,403
Intuit Inc.	187	11,417
Juniper Networks Inc. (c)	411	7,939
Keyence Corp.	31	10,003
Maxim Integrated Products Inc.	413	11,480
Microsoft Corp.	334	11,548
Murata Manufacturing Co. Ltd.	160	12,132
SAP AG	229	16,716
Taiwan Semiconductor Manufacturing Co. Ltd.	2,225	8,054
Telefonaktiebolaget LM Ericsson - Class B	2,223	25,210
Other Securities		21,197
		197,046
MATERIALS - 1.2%
Linde AG	42	7,829
Other Securities		1,317
		9,146
TELECOMMUNICATION SERVICES - 1.8%
KDDI Corp.	270	14,063

UTILITIES - 0.5%
Other Securities		3,971

Total Common Stocks (cost $637,644)		746,092

PREFERRED STOCKS - 2.0%

CONSUMER DISCRETIONARY - 2.0%
Bayerische Motoren Werke AG	220	14,996

Total Preferred Stocks (cost $11,521)		14,996

RIGHTS - 0.0%
Other Securities		154

Total Rights (cost $163)		154

SHORT TERM INVESTMENTS - 4.7%

Investment Companies - 1.7%
JNL Money Market Fund, 0.01% (a) (h)	13,420	13,420

Securities Lending Collateral - 3.0%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	23,231	23,231

Total Short Term Investments (cost $36,651)		36,651

Total Investments - 102.9% (cost $685,979)		797,893
Other Assets and Liabilities, Net - (2.9%)		(22,287)
Total Net Assets - 100.0%		$775,606

JNL/PIMCO Real Return Fund

Portfolio Composition:	Percentage of Total Investments
Government Securities	57.4%
Non-U.S. Government Agency ABS	4.9
Financials	3.1
U.S. Government Agency MBS	0.6
Energy	0.3
Industrials	0.1
Short Term Investments	33.6
Total Investments	100.0%

	Shares/Par (p)	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 9.5%
American General Mortgage Loan Trust REMIC, 5.15%, 03/25/58 (i) (r)	$1,300	$1,311
American Home Mortgage Assets Trust REMIC, 0.38%, 09/25/46 (i)	4,015	2,718
American Money Management Corp. CLO VI Ltd., 0.50%, 05/03/18 (i) (r)	52	51
Aquilae CLO Plc, 0.58%, 01/17/23 (i), EUR	2,366	3,013
Ares VIR CLO Ltd., 0.50%, 03/12/18 (i) (r)	753	746
Arran Residential Mortgages Funding Plc
1.40%, 11/19/47 (i) (r), EUR	380	495
1.65%, 11/19/47 (i) (r), EUR	18,700	24,699
Banc of America Commercial Mortgage Inc. REMIC
5.89%, 07/10/44 (i)	2,000	2,218
0.36%, 06/10/49 (i) (r)	35	35
5.86%, 06/10/49 (i)	2,900	3,247
5.86%, 06/10/49 (i)	35	35
5.93%, 02/10/51 (i)	2,900	3,273
Banc of America Large Loan Inc. REMIC
2.49%, 11/15/15 (i) (r)	13,942	13,952
5.70%, 06/24/50 (i) (r)	1,100	1,245
5.66%, 02/17/51 (f) (i) (r)	600	667
Banc of America Mortgage Securities Inc. REMIC, 2.80%, 06/25/35 (i)	261	239
BCAP LLC REMIC
5.34%, 03/26/37 (i) (r)	1,551	1,423
5.25%, 08/26/37 (r)	4,991	5,044
Bear Stearns Adjustable Rate Mortgage Trust REMIC
2.51%, 05/25/33 (i)	53	53
2.98%, 02/25/34 (i)	468	456
3.46%, 11/25/34 (i)	433	436
2.98%, 01/25/35 (i)	298	281
3.15%, 01/25/35 (i)	887	871
2.79%, 03/25/35 (i)	57	57
2.84%, 03/25/35 (i)	535	488
2.24%, 08/25/35 (i)	66	66
2.32%, 08/25/35 (i)	121	119
Bear Stearns Alt-A Trust REMIC
2.49%, 01/25/36 (i)	713	481
2.65%, 08/25/36 (i)	294	190

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Bear Stearns Asset Backed Securities Trust REMIC, 1.19%, 10/25/37 (i)	829	715
Bear Stearns Commercial Mortgage Securities Inc. REMIC, 2.65%, 12/26/46 (i)	845	576
Chase Mortgage Finance Corp. REMIC, 2.76%, 02/25/37 (i)	128	124
Citibank Omni Master Trust, 2.94%, 08/15/18 (i) (r)	4,400	4,519
Citigroup Mortgage Loan Trust Inc. REMIC
2.70%, 08/25/35 (i)	612	334
2.27%, 09/25/35 (i)	83	81
2.29%, 09/25/35 (i)	112	109
0.27%, 01/25/37 (i)	126	63
0.25%, 05/25/37 (i)	—	—
3.03%, 09/25/37 (i)	1,859	1,476
0.25%, 07/25/45 (i)	360	267
College Loan Corp. Trust, 0.53%, 01/25/24 (i)	800	777
Commercial Mortgage Pass-Through Certificates REMIC, 3.16%, 07/10/46 (r)	5,611	5,830
Conseco Finance Securitizations Corp., 6.68%, 12/01/33	29	29
Countrywide Alternative Loan Trust REMIC, 0.36%, 05/25/47 (i)	6,839	5,548
Countrywide Asset-Backed Certificates REMIC
0.44%, 04/25/36 (i)	129	125
0.37%, 07/25/36 (i)	2,438	2,364
0.37%, 09/25/36 (i)	377	375
Countrywide Home Loan Mortgage Pass-Through Trust REMIC
2.96%, 08/25/34 (i)	397	343
4.84%, 11/20/34 (i)	340	310
2.87%, 04/20/35 (i)	414	416
Credit Suisse Mortgage Capital Certificates REMIC
5.87%, 06/15/39 (i)	3,478	3,864
5.47%, 09/18/39 (r)	1,324	1,459
5.38%, 02/15/40 (r)	1,000	1,095
Credit Suisse Mortgage Capital Mortgage-Backed Trust REMIC, 5.86%, 02/25/37 (i)	984	658
Credit-Based Asset Servicing and Securitization LLC REMIC, 0.31%, 07/25/37 (i) (r)	196	99
CS First Boston Mortgage Securities Corp. REMIC, 2.51%, 04/25/34 (i)	414	412
DBUBS Mortgage Trust REMIC, 3.39%, 07/10/44 (r)	16,500	17,364
Duane Street CLO I Ltd., 0.53%, 11/08/17 (i) (r)	91	91
First NLC Trust REMIC, 0.26%, 08/25/37 (i) (r)	399	195
Gallatin CLO Ltd., 0.53%, 08/15/17 (i) (r)	156	155
Granite Mortgages Plc, 0.89%, 09/20/44 (i), GBP	600	892
Greenwich Capital Commercial Funding Corp. REMIC, 5.44%, 03/10/39	4,000	4,421
GS Mortgage Securities Corp. II
1.10%, 03/06/20 (i) (r)	529	530
1.26%, 03/06/20 (i) (r)	3,100	3,108
REMIC, 4.59%, 08/10/43 (r)	4,300	4,617
GSR Mortgage Loan Trust REMIC, 3.02%, 01/25/35 (i)	401	390
Harborview Mortgage Loan Trust REMIC, 2.70%, 04/19/34 (i)	566	556
Harvest CLO SA, 0.83%, 03/29/17 (i), EUR	91	119
Hillmark Funding, 0.52%, 05/21/21 (i) (r)	9,000	8,816
Holmes Master Issuer Plc, 1.56%, 10/15/54 (i) (r), EUR	7,877	10,327
HSBC Home Equity Loan Trust REMIC, 0.34%, 03/20/36 (i)	1,195	1,184
Indymac Index Mortgage Loan Trust REMIC
2.63%, 03/25/35 (i)	836	817
2.85%, 11/25/35 (i)	1,046	893
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC
2.97%, 07/25/35 (i)	333	328
4.65%, 01/12/37	368	369
5.79%, 02/12/51 (i)	4,000	4,551
JPMorgan Mortgage Trust REMIC
3.01%, 08/25/35 (i)	598	549
3.09%, 08/25/35 (i)	429	419
5.21%, 09/25/35 (i)	137	133
2.24%, 07/27/37 (i) (r)	994	831
Landmark V CDO Ltd., 0.57%, 06/01/17 (i) (r)	461	459
LB-UBS Commercial Mortgage Trust REMIC, 5.42%, 02/15/40	6,200	6,888
Lehman Brothers Mortgage Loan Trust REMIC, 0.28%, 06/25/37 (i) (r)	384	212
MAGI Advisors LLC, 2.01%, 04/11/21 (r), EUR	1,102	1,402
MASTR Adjustable Rate Mortgages Trust REMIC, 2.30%, 12/25/33 (i)	927	916
MASTR Asset Backed Securities Trust REMIC, 0.27%, 05/25/37 (i)	14	14
Merrill Lynch Mortgage Investors Inc. REMIC
2.33%, 02/25/33 (i)	212	198
2.56%, 02/25/34 (i)	409	402
MLCC Mortgage Investors Inc. REMIC, 2.44%, 10/25/35 (i)	582	578
Morgan Stanley Capital I Trust REMIC
0.25%, 05/25/37 (i)	135	71
6.09%, 06/11/49 (i)	3,200	3,599
Nautique Funding Ltd., 0.53%, 04/15/20 (i) (r)	481	471
Navigare Funding I CLO Ltd., 0.53%, 05/20/19 (i) (r)	113	113
NCUA Guaranteed Notes Trust REMIC
0.64%, 10/07/20 (i)	2,728	2,740
0.75%, 12/08/20 (i)	3,894	3,925
Nelnet Student Loan Trust, 0.98%, 07/25/18 (i)	297	298
NYLIM Flatiron CLO Ltd., 0.50%, 08/08/20 (i) (r)	500	491
Penta CLO SA, 0.52%, 06/04/24 (i), EUR	2,614	3,231
Permanent Master Issuer Plc, 1.51%, 07/15/42 (i) (r), EUR	900	1,178
Provident Funding Mortgage Loan Trust REMIC, 2.50%, 08/25/33 (i)	261	259
RBSCF Trust REMIC
5.70%, 09/16/40 (i) (r)	4,000	4,485
6.21%, 12/16/49 (i) (r)	1,700	1,883
Residential Asset Securitization Trust REMIC, 5.50%, 06/25/33	101	105
SLM Student Loan Trust
0.73%, 01/25/17 (i)	1,450	1,452
0.39%, 04/25/17 (i)	20	19
1.84%, 12/15/17 (i) (r)	334	335
1.78%, 04/25/23 (i)	5,732	5,894
2.35%, 04/15/39 (i) (q)	1,129	1,132
REMIC, 0.32%, 04/25/19 (i)	6,300	6,213
Structured Adjustable Rate Mortgage Loan Trust REMIC
2.58%, 02/25/34 (i)	777	768
5.50%, 12/25/34 (i)	417	401
Structured Asset Mortgage Investments Inc. REMIC, 0.85%, 10/19/34 (i)	39	39
Structured Asset Securities Corp. REMIC, 0.33%, 05/25/47 (i)	1,900	1,731
Swan Trust, 4.11%, 04/25/41 (i), AUD	387	356
Symphony CLO III Ltd., 0.52%, 05/15/19 (i) (r)	2,200	2,179

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
TBW Mortgage Backed Pass-Through Certificates REMIC, 5.97%, 09/25/36 (i)	473	125
Vornado DP LLC Trust, 4.00%, 09/13/28 (r)	4,600	4,792
Wachovia Bank Commercial Mortgage Trust REMIC
0.27%, 06/15/20 (i) (r)	519	514
5.09%, 08/15/41 (i)	1,000	1,031
Washington Mutual Alternative Mortgage Pass-Through Certificates REMIC, 2.86%, 12/25/35 (i)	361	329
Washington Mutual Mortgage Pass-Through Certificates REMIC
2.21%, 03/25/33 (i)	137	136
2.45%, 06/25/33 (i)	414	406
2.46%, 09/25/33 (i)	463	462
5.27%, 08/25/35 (i)	221	212
1.17%, 08/25/46 (i)	5,192	4,233
0.94%, 05/25/47 (i)	621	523
Wells Fargo Mortgage Backed Securities Trust REMIC
2.62%, 12/25/34 (i)	434	427
2.71%, 04/25/36 (i)	1,511	1,367
Wood Street CLO BV, 0.59%, 03/29/21 (i) (r), EUR	377	480

Total Non-U.S. Government Agency Asset-Backed Securities (cost $227,937)		231,006

CORPORATE BONDS AND NOTES - 6.8%

CONSUMER DISCRETIONARY - 0.0%
Pearson Dollar Finance Plc, 5.70%, 06/01/14 (e) (r)	1,000	1,030

ENERGY - 0.5%
AK Transneft OJSC Via TransCapitalInvest Ltd., 7.70%, 08/07/13 (r)	1,500	1,507
Kinder Morgan Finance Co. ULC, 5.70%, 01/05/16	5,000	5,355
Petrobras International Finance Co., 3.88%, 01/27/16 (e)	6,400	6,583
		13,445
FINANCIALS - 6.1%
Achmea Hypotheekbank NV, 3.20%, 11/03/14 (r)	324	336
AGFS Funding Co. Term Loan, 5.50%, 05/28/17 (i)	5,318	5,318
Ally Financial Inc.
3.48%, 02/11/14 (i)	11,800	11,846
3.67%, 06/20/14 (i)	700	706
ANZ National International Ltd., 0.71%, 08/19/14 (i) (q)	2,000	2,008
Banco Mercantil del Norte SA, 4.38%, 07/19/15 (r)	3,900	4,046
Banco Santander Brazil SA, 2.37%, 03/18/14 (i) (r)	4,900	4,876
Bank of America Corp., 5.38%, 06/15/14	600	622
BBVA Bancomer SA, 6.50%, 03/10/21 (r)	4,800	5,040
BPCE SA, 2.38%, 10/04/13 (r)	2,700	2,712
Commonwealth Bank of Australia
0.70%, 07/12/13 (i) (r)	14,700	14,703
0.77%, 06/25/14 (i) (q)	3,800	3,817
0.55%, 09/17/14 (e) (i) (r)	3,800	3,811
Dexia Credit Local SA
0.76%, 04/29/14 (i) (r)	18,700	18,731
2.75%, 04/29/14 (e) (r)	13,800	14,032
Duesseldorfer Hypothekenbank AG, 1.88%, 12/13/13, EUR	12,200	15,997
Eksportfinans ASA, 2.38%, 05/25/16	3,200	3,064
Ford Motor Credit Co. LLC
7.00%, 10/01/13 (e)	3,800	3,856
8.00%, 06/01/14	900	952
Intesa Sanpaolo SpA, 3.13%, 01/15/16	2,600	2,556
LeasePlan Corp. NV, 3.25%, 05/22/14, EUR	5,700	7,616
Marsh & McLennan Cos. Inc., 5.75%, 09/15/15	184	202
Merrill Lynch & Co. Inc., 0.66%, 07/22/14 (i), EUR	200	260
Morgan Stanley, 0.57%, 01/09/14 (i)	5,300	5,286
Swedbank AB, 3.38%, 05/27/14, EUR	5,700	7,626
Turkiye Garanti Bankasi A/S, 2.78%, 04/20/16 (i) (r)	1,100	1,075
Wells Fargo & Co., 7.98%, (callable at 100 beginning 03/15/18) (m)	1,300	1,469
Westpac Banking Corp., 3.59%, 08/14/14 (q)	4,400	4,553
		147,116
INDUSTRIALS - 0.2%
GATX Financial Corp., 5.80%, 03/01/16	1,000	1,092
International Lease Finance Corp.
5.63%, 09/20/13	1,100	1,108
6.50%, 09/01/14 (r)	1,000	1,040
6.75%, 09/01/16 (r)	900	972
		4,212
Total Corporate Bonds and Notes (cost $161,782)		165,803

GOVERNMENT AND AGENCY OBLIGATIONS - 113.4%

GOVERNMENT SECURITIES - 112.2%
Federal Home Loan Mortgage Corp. - 0.7% (w)
Federal Home Loan Mortgage Corp., 2.50%, 10/02/19	16,200	16,378

Federal National Mortgage Association - 0.3% (w)
Federal National Mortgage Association, 1.25%, 03/14/14	7,100	7,152

Municipals - 0.1%
North Carolina State Education Assistance Authority, 0.73%, 10/26/20 (i)	2,290	2,292
Tobacco Settlement Authority of West Virgina, 7.47%, 06/01/47	325	279
		2,571
Sovereign - 2.1%
Instituto de Credito Oficial, 1.97%, 03/25/14 (i), EUR	12,800	16,521
Mexico Bonos de Proteccion al Ahorro
4.49%, 01/04/18, MXN	194,700	15,243
4.32%, 01/30/20, MXN	261,500	20,333
		52,097
Treasury Inflation Index Securities - 108.1%
Australian Government Treasury Inflation Indexed Bond
4.00%, 08/20/20 (s), AUD	10,400	17,474
3.00%, 09/20/25 (s), AUD	400	471
2.50%, 09/20/30 (s), AUD	200	220
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond, 0.75%, 04/15/18 (n), EUR	30,287	41,308
New South Wales Treasury Corp. Inflation Indexed Bond
2.75%, 11/20/25 (s), AUD	14,600	16,509
2.50%, 11/20/35 (s), AUD	1,900	1,989
U.S. Treasury Inflation Indexed Note
1.88%, 07/15/13 - 07/15/19 (g) (n)	125,790	128,872
1.25%, 04/15/14 - 07/15/20 (g) (n)	148,265	157,509
2.00%, 07/15/14 - 01/15/16 (n) (o)	3,759	3,884
2.00%, 07/15/14 - 01/15/26 (g) (n)	232,016	251,301

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
1.63%, 01/15/15 (g) (n)	83,939	87,264
0.50%, 04/15/15 (n)	28,434	29,141
0.13%, 04/15/16 - 01/15/22 (n) (o)	208,885	210,000
0.13%, 04/15/16 - 01/15/23 (g) (n)	584,937	576,661
2.63%, 07/15/17 (g) (n)	48,937	55,490
1.38%, 01/15/20 (n) (o)	3,736	4,066
1.38%, 01/15/20 (g) (n)	101,255	110,218
1.13%, 01/15/21 (g) (n)	39,931	42,651
0.63%, 07/15/21 (n) (o)	79,390	81,852
0.63%, 07/15/21 - 07/15/21 (g) (n)	85,678	88,335
0.13%, 01/15/23 (n)	14,507	14,042
2.38%, 01/15/25 (n) (o)	195	232
2.38%, 01/15/25 - 01/15/27 (g) (n)	258,788	308,795
1.75%, 01/15/28 (n) (o)	81	91
1.75%, 01/15/28 (g) (n)	51,575	57,659
3.63%, 04/15/28 (n) (o)	906	1,254
3.63%, 04/15/28 (g) (n)	28,553	39,548
2.50%, 01/15/29 (g) (n)	98,923	121,713
3.88%, 04/15/29 (g) (n)	87,460	125,772
2.13%, 02/15/40 (g) (n)	31,050	37,627
2.13%, 02/15/41 (n)	11	13
0.63%, 02/15/43 (n)	17,093	14,319
		2,626,280
U.S. Treasury Securities - 0.9%
U.S. Treasury Note, 2.00%, 02/15/23 (g)	22,200	21,349

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 1.2%
Federal Home Loan Mortgage Corp. - 0.7%
Federal Home Loan Mortgage Corp.
2.21%, 07/01/36 (i)	414	437
2.60%, 09/01/36 (i)	400	424
2.69%, 10/01/36 (i)	252	270
Interest Only, 0.64%, 09/15/42	10,359	10,425
REMIC, 0.64%, 08/15/33 (i)	3,437	3,459
REMIC, 1.37%, 10/25/44 - 02/25/45 (i)	1,000	1,011
		16,026
Federal National Mortgage Association - 0.5%
Federal National Mortgage Association
2.47%, 11/01/35 (i)	95	100
2.62%, 03/01/36 (i)	152	162
5.79%, 06/01/36 (i)	56	60
3.00%, 07/15/43, TBA (g)	11,000	10,744
REMIC, 0.25%, 07/25/37 (i)	327	309
		11,375
Small Business Administration Participation Certificates - 0.0%
Small Business Administration Participation Certificates, 5.29%, 12/01/27	984	1,082

Total Government and Agency Obligations (cost $2,855,579)		2,754,310

PREFERRED STOCKS - 0.0%

FINANCIALS - 0.0%
Wells Fargo & Co., Convertible Preferred, 7.50%, Series L (m)	1	597

Total Preferred Stocks (cost $500)		597

PURCHASED OPTIONS - 0.0%
Put Swaption, 3 month LIBOR versus 3.88% fixed, Expiration 04/14/14, DUB	165	596

Total Purchased Options (cost $839)		596

OTHER EQUITY INTERESTS - 0.0%
Lehman Brothers Holdings Inc. Escrow, 7.00%, 09/27/27 (c) (u)	100	24

Total Other Equity Interests (cost $15)		24

SHORT TERM INVESTMENTS - 65.9%

Certificates of Deposit - 1.5%
Dexia Credit Local SA
1.70%, 09/06/13	$17,700	17,734
1.40%, 09/20/13	17,700	17,729
		35,463
Federal Home Loan Bank - 28.7% (w)
Federal Home Loan Bank
0.07%, 07/10/13	206,900	206,898
0.02%, 07/15/13	224,700	224,698
0.06%, 07/17/13 - 07/26/13	54,700	54,699
0.03%, 07/29/13	122,387	122,384
0.08%, 09/06/13	89,493	89,486
		698,165
Federal Home Loan Mortgage Corp. - 16.7% (w)
Federal Home Loan Mortgage Corp.
0.04%, 07/09/13	153,200	153,199
0.05%, 07/22/13	25,600	25,599
0.06%, 09/03/13	2,100	2,100
0.08%, 09/09/13	123,313	123,304
0.10%, 09/16/13	100,600	100,591
		404,793
Federal National Mortgage Association - 14.5% (w)
Federal National Mortgage Association
0.04%, 08/05/13	303,900	303,888
0.06%, 09/16/13	47,300	47,296
		351,184
Securities Lending Collateral - 0.2%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	5,654	5,654

Treasury Securities - 4.3%
Italy Buoni Ordinari del Tesoro BOT, 0.00%, 09/13/13 (j), EUR	22,300	28,993
Japan Treasury Bill, 0.00%, 08/12/13, JPY	7,310,000	73,698
U.S. Treasury Bill
0.11%, 12/12/13 (o)	$26	26
0.14%, 01/09/14 (o)	92	92
0.09%, 02/06/14 (o)	1,086	1,086
		103,895
Total Short Term Investments (cost $1,597,643)		1,599,154

Total Investments - 195.6% (cost $4,844,295)		4,751,490
Other Assets and Liabilities, Net - (95.6%)		(2,322,909)
Total Net Assets - 100.0%		$2,428,581

JNL/PIMCO Total Return Bond Fund

Portfolio Composition:	Percentage of Total Investments
Government Securities	46.4%
U.S. Government Agency MBS	35.4
Financials	5.5
Non-U.S. Government Agency ABS	4.4
Industrials	0.7
Energy	0.4
Utilities	0.4
Materials	0.2
Short Term Investments	6.6
Total Investments	100.0%

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 5.2%
ACA CLO Ltd., 0.53%, 07/25/18 (i) (r)	$1,506	$1,496
Access Group Inc., 1.58%, 10/27/25 (i)	4,878	4,871
American Home Mortgage Investment Trust REMIC, 2.42%, 02/25/45 (i)	272	270
Ameriquest Mortgage Securities Inc. REMIC, 0.66%, 10/25/35 (i)	16,700	15,003
Amortizing Residential Collateral Trust REMIC, 0.77%, 07/25/32 (i)	15	14
Argent Securities Inc. REMIC, 0.55%, 10/25/35 (i)	3,400	2,965
Arran Residential Mortgages Funding Plc, 1.60%, 05/16/47 (i) (r), EUR	4,302	5,684
Asset Backed Securities Corp. Home Equity REMIC, 0.47%, 09/25/34 (i)	294	292
Banc of America Commercial Mortgage Inc. REMIC
5.92%, 05/10/45 (i)	2,000	2,208
5.86%, 06/10/49 (i)	2,830	3,168
Banc of America Funding Corp. REMIC
5.02%, 02/20/35 (i)	3,599	3,558
2.64%, 05/25/35 (i)	317	318
Banc of America Large Loan Inc. REMIC, 2.49%, 11/15/15 (i) (r)	2,145	2,146
Banc of America Mortgage Securities Inc. REMIC, 6.50%, 10/25/31	26	28
BCAP LLC REMIC
5.25%, 02/26/36 (i) (r)	2,574	2,346
5.34%, 03/26/37 (i) (r)	485	445
5.25%, 05/26/37 (r)	9,886	8,120
5.25%, 08/26/37 (r)	6,278	6,345
Bear Stearns Adjustable Rate Mortgage Trust REMIC
2.73%, 11/25/30 (i)	2	2
2.68%, 02/25/33 (i)	5	5
2.96%, 02/25/33 (i)	10	9
2.57%, 04/25/33 (i)	53	54
3.08%, 01/25/34 (i)	230	226
2.89%, 04/25/34 (i)	555	539
2.59%, 11/25/34 (i)	1,127	1,101
3.46%, 11/25/34 (i)	278	280
2.79%, 03/25/35 (i)	1,992	1,969
Bear Stearns Alt-A Trust REMIC
2.71%, 05/25/35 (i)	587	536
2.86%, 09/25/35 (i)	359	294
Bear Stearns Asset Backed Securities I Trust REMIC, 0.60%, 12/25/35 (i)	5,700	5,175
Bear Stearns Asset Backed Securities Trust REMIC
0.45%, 10/25/36 (i)	9,600	7,830
0.44%, 04/25/37 (i)	5,300	2,723
Bear Stearns Commercial Mortgage Securities Inc. REMIC
2.64%, 01/26/36 (i)	1,074	809
5.33%, 02/11/44	300	328
2.65%, 12/26/46 (i)	581	396
BNC Mortgage Loan Trust REMIC, 0.29%, 05/25/37 (i)	3,952	3,824
Chase Issuance Trust, 1.77%, 09/15/15 (i)	12,800	12,836
Chase Mortgage Finance Corp. REMIC, 5.11%, 12/25/35 (i)	3,919	3,745
Citicorp Mortgage Securities Inc. REMIC, 6.00%, 02/25/37	3,132	3,187
Citigroup Mortgage Loan Trust Inc. REMIC
2.57%, 10/25/35 (i)	133	127
0.25%, 07/25/45 (i)	901	667
Commercial Mortgage Pass-Through Certificates REMIC, 2.60%, 04/26/38 (i) (q)	3,700	3,577
Countrywide Alternative Loan Trust REMIC
1.57%, 08/25/35 (i)	1,240	1,029
0.37%, 05/25/47 (i)	704	533
Countrywide Asset-Backed Certificates REMIC
0.94%, 06/25/34 (i)	400	364
0.29%, 08/25/37 (i)	3,049	2,995
Countrywide Home Loan Mortgage Pass-Through Trust REMIC
5.50%, 10/25/34	5,709	5,918
2.89%, 11/20/34 (i)	1,725	1,598
2.92%, 11/25/34 (i)	749	689
2.74%, 02/20/35 (i)	1,222	1,142
5.75%, 12/25/35	6,823	6,237
2.78%, 02/20/36 (i)	172	147
Credit Suisse Mortgage Capital Certificates REMIC
5.38%, 02/15/40	700	753
5.70%, 09/15/40 (i)	7,800	8,708
CS First Boston Mortgage Securities Corp. REMIC, 0.83%, 03/25/32 (i) (r)	17	15
CVS Pass-Through Trust, 6.94%, 01/10/30	349	411
Equity One ABS Inc., 0.75%, 11/25/32 (i)	103	94
European Loan Conduit, 0.35%, 05/15/19 (i), EUR	170	213
First American Alternative Mortgage Securities REMIC, 2.34%, 09/25/35 (i)	443	367
First Franklin Mortgage Loan Trust REMIC
1.00%, 04/25/35 (i) (r)	2,100	1,878
0.55%, 10/25/35 (i)	7,100	5,967
First Horizon Asset Securities Inc. REMIC, 5.17%, 02/25/36 (i)	2,315	2,201
First Horizon Mortgage Pass-Through Trust REMIC, 2.60%, 10/25/35 (i)	2,771	2,331
GE-WMC Mortgage Securities LLC REMIC, 0.44%, 12/25/35 (i)	7,107	5,889
Granite Master Issuer Plc
0.37%, 12/17/54 (i)	1,730	1,678
0.34%, 12/20/54 (i), EUR	3,610	4,569
0.39%, 12/20/54 (i)	9,815	9,516
REMIC, 0.33%, 12/20/54 (i) (r)	791	780
GreenPoint Mortgage Funding Trust REMIC, 0.27%, 01/25/47 (i)	—	—
Greenwich Capital Commercial Funding Corp. REMIC
5.44%, 03/10/39	1,000	1,105
4.80%, 08/10/42 (i)	100	104
GS Mortgage Securities Corp. II, 1.10%, 03/06/20 (i) (r)	462	463
GSR Mortgage Loan Trust REMIC
2.66%, 09/25/35 (i)	1,576	1,548
5.08%, 11/25/35 (i)	595	579
Harborview Mortgage Loan Trust REMIC
0.41%, 05/19/35 (i)	147	120
0.53%, 06/20/35 (i)	2,002	1,835
2.76%, 07/19/35 (i)	700	594
Home Equity Asset Trust REMIC, 1.24%, 07/25/35 (i)	3,700	3,280
HSBC Home Equity Loan Trust REMIC, 0.48%, 01/20/34 (i)	878	862
HSI Asset Securitization Corp. Trust REMIC, 0.55%, 12/25/35 (i)	3,000	2,289
IndyMac Adjustable-Rate Mortgage Trust REMIC, 1.82%, 01/25/32 (i)	1	—

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
IndyMac Index Mortgage Loan Trust REMIC, 2.43%, 01/25/36 (i)	771	604
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC
4.07%, 11/15/43 (r)	4,600	4,839
5.34%, 05/15/47	1,900	2,092
5.44%, 06/12/47 (e)	8,600	9,527
5.42%, 01/15/49	6,400	7,085
JPMorgan Mortgage Acquisition Corp. REMIC, 0.43%, 05/25/36 (i)	8,500	5,947
JPMorgan Mortgage Trust REMIC
4.48%, 02/25/35 (i)	122	122
5.75%, 01/25/36	220	200
5.50%, 04/25/36	1,477	1,456
Lehman XS Trust REMIC, 0.59%, 10/25/35 (i)	4,719	4,479
Long Beach Mortgage Loan Trust REMIC, 0.75%, 10/25/34 (i)	34	32
MASTR Asset Backed Securities Trust REMIC
0.24%, 01/25/37 (i)	494	182
0.27%, 05/25/37 (i)	16	16
Mellon Residential Funding Corp. REMIC
2.61%, 10/20/29 (i)	109	108
0.67%, 06/15/30 (i)	253	247
Merrill Lynch Mortgage Investors Inc. REMIC
2.30%, 05/25/33 (i)	526	489
0.57%, 08/25/35 (i)	7,800	6,646
0.40%, 02/25/36 (i)	356	307
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC
6.09%, 08/12/49 (i)	6,700	7,575
5.49%, 03/12/51 (i)	1,500	1,659
Mid-State Trust IV REMIC, 8.33%, 04/01/30	5	6
MLCC Mortgage Investors Inc. REMIC
1.19%, 10/25/35 (i)	169	167
0.44%, 11/25/35 (i)	308	285
Morgan Stanley Dean Witter Capital I REMIC, 1.09%, 07/25/32 (i)	2,691	2,417
Morgan Stanley Re-REMIC Trust, 5.98%, 08/12/45 (e) (i) (r)	800	896
MortgageIT Trust REMIC, 0.45%, 12/25/35 (i)	8,089	7,034
New Century Home Equity Loan Trust REMIC, 0.70%, 09/25/35 (i)	1,900	1,582
Nomura Asset Acceptance Corp. REMIC, 2.98%, 08/25/35 (i)	3,590	3,324
Park Place Securities Inc. REMIC, 0.66%, 09/25/35 (i)	1,700	1,375
Park Place Securities Inc. Asset-Backed Pass-Through Certificates REMIC, 0.67%, 08/25/35 (i)	1,500	1,257
Prime Mortgage Trust REMIC
0.59%, 02/25/19 (i)	1	1
0.59%, 02/25/34 (i)	43	42
RASC Trust REMIC, 0.87%, 02/25/35 (i)	8,138	7,259
RBSSP Resecuritization Trust REMIC, 0.44%, 02/26/37 (i) (r)	3,447	3,107
Securitized Asset Backed Receivables LLC Trust REMIC
1.17%, 03/25/35 (i)	1,102	1,003
0.25%, 12/25/36 (i)	315	93
Sequoia Mortgage Trust REMIC, 0.89%, 10/19/26 (i)	42	41
SLM Student Loan Trust
2.84%, 12/16/19 (i) (r)	1,000	1,020
1.78%, 04/25/23 (i)	6,819	7,011
Soundview Home Loan Trust REMIC, 0.32%, 12/25/36 (i)	3,287	3,094
Structured Asset Mortgage Investments Inc. REMIC
0.85%, 09/19/32 (i)	49	47
0.44%, 07/19/35 (i)	698	678
0.32%, 03/25/37 (i)	1,261	926
Structured Asset Securities Corp. REMIC
2.58%, 02/25/32 (i)	2	2
0.77%, 01/25/33 (i)	7	6
Vendee Mortgage Trust REMIC, 6.50%, 09/15/24	397	453
Wachovia Bank Commercial Mortgage Trust REMIC, 0.27%, 06/15/20 (i) (r)	926	918
Washington Mutual Mortgage Pass-Through Certificates REMIC
2.02%, 02/25/31 (i)	1	1
2.46%, 01/25/36 (i)	1,264	1,200
1.57%, 08/25/42 (i)	133	121
1.37%, 11/25/42 (i)	78	71
0.48%, 10/25/45 (i)	149	135
Wells Fargo Mortgage Backed Securities Trust REMIC
2.62%, 01/25/35 (i)	594	586
2.64%, 03/25/36 (i)	699	679
2.64%, 03/25/36 (i)	5,000	4,654
2.72%, 04/25/36 (i)	3,752	3,504
Wood Street CLO BV, 0.54%, 11/22/21 (i), EUR	4,122	5,246

Total Non-U.S. Government Agency Asset-Backed Securities (cost $287,235)		302,170

CORPORATE BONDS AND NOTES - 8.1%

CONSUMER DISCRETIONARY - 0.0%
Daimler Finance North America LLC, 1.47%, 09/13/13 (i) (r)	2,200	2,204

ENERGY - 0.5%
Gazprom OAO Via White Nights Finance BV
10.50%, 03/08/14	900	950
10.50%, 03/25/14	200	212
Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 06/30/21 (e) (r)	950	960
Petrobras International Finance Co.
5.88%, 03/01/18	1,300	1,399
8.38%, 12/10/18	700	829
7.88%, 03/15/19 (e)	16,800	19,419
Petroleos Mexicanos, 8.00%, 05/03/19	1,500	1,815
TNK-BP Finance SA, 7.50%, 07/18/16	1,600	1,774
		27,358
FINANCIALS - 6.1%
AGFS Funding Co. Term Loan, 5.50%, 05/28/17 (i)	2,171	2,171
Ally Financial Inc.
7.50%, 12/31/13	10,000	10,250
3.48%, 02/11/14 (i)	700	703
4.50%, 02/11/14	100	101
8.30%, 02/12/15	5,800	6,249
4.63%, 06/26/15	1,000	1,025
5.50%, 02/15/17	5,000	5,223
7.50%, 09/15/20	1,600	1,844
American International Group Inc.
5.05%, 10/01/15	200	217
5.85%, 01/16/18 (e)	2,000	2,248
8.25%, 08/15/18	10,100	12,521
6.25%, 03/15/37 (i)	800	817
6.82%, 11/15/37	3,300	3,966
8.18%, 05/15/58 (i)	21,800	26,596

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
ANZ National International Ltd., 6.20%, 07/19/13 (r)	2,200	2,208
Australia & New Zealand Banking Group Ltd., 2.13%, 01/10/14 (r)	6,400	6,454
Banco Santander Brazil SA, 2.37%, 03/18/14 (i) (r)	4,100	4,080
Bank of America Corp.
4.50%, 04/01/15	3,400	3,566
6.50%, 08/01/16	8,460	9,537
Bank of India, 6.25%, 02/16/21	3,100	3,194
Bank of Montreal, 2.85%, 06/09/15 (r)	1,800	1,874
Bank of Nova Scotia
1.65%, 10/29/15 (r)	2,200	2,242
1.95%, 01/30/17 (e) (i) (r)	200	204
Barclays Bank Plc
2.38%, 01/13/14	1,100	1,109
5.20%, 07/10/14	700	730
BBVA Bancomer SA
4.50%, 03/10/16 (r)	1,200	1,245
6.50%, 03/10/21 (r)	2,400	2,520
BPCE SA, 2.38%, 10/04/13 (r)	900	904
CIT Group Inc., 5.25%, 04/01/14 (e) (r)	800	812
Citigroup Inc.
5.85%, 07/02/13	400	400
5.50%, 10/15/14	23,300	24,505
4.88%, 05/07/15	3,500	3,692
6.13%, 08/25/36	1,300	1,274
Credit Agricole SA, 8.38%, (callable at 100 beginning 10/13/19) (e) (m) (r)	9,800	10,376
Credit Suisse New York, 2.20%, 01/14/14	1,900	1,916
Export-Import Bank of Korea, 5.88%, 01/14/15	9,700	10,319
Fifth Third Bancorp
0.69%, 12/20/16 (i)	900	883
8.25%, 03/01/38	10,200	12,946
Ford Motor Credit Co. LLC
8.70%, 10/01/14	500	543
7.00%, 04/15/15	1,900	2,060
5.63%, 09/15/15	3,900	4,190
General Electric Capital Corp.
7.50%, 08/21/35	6,800	8,778
6.38%, 11/15/67 (i)	5,000	5,200
HSBC Bank Plc, 2.00%, 01/19/14 (r)	2,000	2,017
ICICI Bank Ltd., 4.75%, 11/25/16 (r)	13,600	13,986
Intesa Sanpaolo SpA, 3.13%, 01/15/16	1,900	1,868
JPMorgan Chase & Co.
0.47%, 09/26/13 (i), EUR	100	130
1.03%, 09/30/13 (i)	6,500	6,511
3.15%, 07/05/16	1,600	1,662
JPMorgan Chase Bank NA, 6.00%, 10/01/17	4,100	4,669
Korea Development Bank, 8.00%, 01/23/14	1,200	1,246
LBG Capital No.1 Plc
8.50% (callable at 100 beginning 12/17/21) (m) (r)	200	204
7.87%, 12/17/19, GBP	1,900	2,921
11.04%, 03/19/20, GBP	3,600	6,078
LBG Capital No.2 Plc
15.00%, 12/21/19, GBP	1,200	2,526
8.88%, 02/07/20, EUR	1,200	1,663
Macquarie Bank Ltd., 6.63%, 04/07/21 (r)	29,100	30,777
Merrill Lynch & Co. Inc., 6.40%, 08/28/17	1,900	2,145
National Bank of Canada, 2.20%, 10/19/16 (r)	400	413
Nationwide Building Society, 4.65%, 02/25/15 (e) (r)	3,500	3,647
Nordea Bank AB, 2.13%, 01/14/14 (e) (r)	900	908
Northern Rock Plc, 5.63%, 06/22/17 (q)	16,000	18,117
Royal Bank of Scotland Group Plc, 6.99%, (callable at 100 beginning 10/05/17) (e) (m) (r)	2,100	1,963
Santander U.S. Debt SA, 2.99%, 10/07/13 (r)	8,800	8,850
Sberbank of Russia Via SB Capital SA, 4.95%, 02/07/17 (r)	1,300	1,345
SLM Corp.
5.38%, 05/15/14	1,100	1,122
8.45%, 06/15/18	3,400	3,774
Springleaf Finance Corp., 6.90%, 12/15/17	1,900	1,864
State Bank of India, 4.50%, 07/27/15 (r)	2,500	2,605
Stone Street Trust, 5.90%, 12/15/15 (r)	7,000	7,519
Sumitomo Mitsui Banking Corp., 1.95%, 01/14/14 (q)	6,000	6,042
Temasek Financial I Ltd., 4.30%, 10/25/19 (r)	1,800	1,942
UBS Preferred Funding Trust V, 6.24%, (callable at 100 beginning 05/15/16) (e) (m)	8,700	8,961
Wells Fargo & Co., 7.98%, (callable at 100 beginning 03/15/18) (m)	2,100	2,373
		351,540
INDUSTRIALS - 0.8%
Asciano Finance Ltd., 5.00%, 04/07/18 (r)	9,100	9,664
CSN Islands XI Corp., 6.88%, 09/21/19 (e) (r)	700	707
CSN Resources SA, 6.50%, 07/21/20 (e) (r)	7,900	7,693
International Lease Finance Corp.
5.75%, 05/15/16	700	719
6.75%, 09/01/16 (r)	1,900	2,052
7.13%, 09/01/18 (r)	20,858	23,048
Noble Group Ltd., 6.75%, 01/29/20	1,700	1,726
		45,609
MATERIALS - 0.3%
Braskem Finance Ltd., 5.75%, 04/15/21 (r)	4,100	3,997
Corp. Nacional del Cobre de Chile, 7.50%, 01/15/19 (r)	1,500	1,794
Gerdau Holdings Inc.
7.00%, 01/20/20 (r)	4,400	4,642
5.75%, 01/30/21 (e) (r)	6,400	6,304
		16,737
TELECOMMUNICATION SERVICES - 0.0%
Qtel International Finance Ltd., 3.38%, 10/14/16 (r)	300	312

UTILITIES - 0.4%
Centrais Eletricas Brasileiras SA, 6.88%, 07/30/19 (r)	5,000	5,225
Electricite de France SA, 5.50%, 01/26/14 (q)	1,600	1,641
ENN Energy Holdings Ltd., 6.00%, 05/13/21 (r)	200	211
Entergy Corp., 3.63%, 09/15/15 (e) (l)	5,200	5,387
Korea Hydro & Nuclear Power Co. Ltd., 6.25%, 06/17/14 (r)	3,300	3,443
Majapahit Holding BV
8.00%, 08/07/19 (r)	2,200	2,475
7.75%, 01/20/20 (r)	5,000	5,475
Tokyo Electric Power Co. Inc.
1.50%, 05/30/14, JPY	4,000	40
1.85%, 07/28/14, JPY	19,000	192
		24,089
Total Corporate Bonds and Notes (cost $442,781)		467,849

GOVERNMENT AND AGENCY OBLIGATIONS - 96.3%

GOVERNMENT SECURITIES - 54.6%
Federal Home Loan Mortgage Corp. - 5.0% (w)
Federal Home Loan Mortgage Corp.
5.00%, 02/16/17	2,700	3,073
1.00%, 03/08/17 - 09/29/17	129,500	128,168
1.25%, 05/12/17 - 10/02/19	33,300	31,770
5.50%, 08/23/17	1,900	2,217
0.75%, 01/12/18	111,700	108,149

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
0.88%, 03/07/18	1,900	1,839
3.75%, 03/27/19	6,100	6,705
1.75%, 05/30/19	2,500	2,461
2.38%, 01/13/22	1,200	1,166
		285,548
Federal National Mortgage Association - 1.9% (w)
Federal National Mortgage Association
1.25%, 01/30/17	9,200	9,254
5.00%, 02/13/17 - 09/01/35	13,422	15,309
1.13%, 04/27/17	7,100	7,074
5.38%, 06/12/17	5,900	6,828
0.88%, 08/28/17 - 05/21/18	74,300	72,586
		111,051
Municipals - 4.8%
Bay Area Toll Authority, RB, 7.04%, 04/01/50	3,400	4,331
California Infrastructure & Economic Development Bank, 6.49%, 05/15/49	1,000	1,111
California State University, 6.43%, 11/01/30	1,400	1,545
Calleguas - Las Virgenes Public Financing Authority, 5.94%, 07/01/40	1,100	1,223
Chicago Transit Authority
6.30%, 12/01/21	300	334
6.20%, 12/01/40	1,000	1,079
6.90%, 12/01/40	4,100	4,760
City of Houston Utility System, RB - Series D, 5.00%, 11/15/42	1,100	1,149
City of Los Angeles Wastewater System, RB - Series B, 5.00%, 06/01/30	7,420	8,053
City of New York
5.52%, 10/01/37	7,630	8,235
6.27%, 12/01/37	6,560	7,720
City of North Las Vegas Nevada, 6.57%, 06/01/40	9,200	9,518
County of Clark Nevada Airport System, RB, 6.82%, 07/01/45	1,600	2,077
Dallas Fort Worth International Airport, RB, 5.00%, 11/01/27	8,000	8,535
Golden State Tobacco Securitization Corp., 5.75%, 06/01/47	6,900	5,826
Illinois Municipal Electric Agency, 6.83%, 02/01/35	1,800	2,005
Irvine Ranch Water District, 6.62%, 05/01/40	16,800	20,622
Kansas Development Finance Authority, 5.00%, 11/15/32	2,000	2,058
Los Angeles Unified School District, 6.76%, 07/01/34	3,100	3,801
Los Angeles Unified School District (insured by Assured Guaranty Municipal Corp.), 4.50%, 07/01/22	3,600	3,902
Los Angeles Unified School District (insured by National Public Finance Guarantee Corp.), 4.50%, 01/01/28	6,300	6,545
Massachusetts School Building Authority, 5.00%, 08/15/26	2,700	3,072
Metropolitan Transportation Authority, 5.00%, 11/15/26	7,900	8,786
New Jersey Economic Development Authority (insured by Assured Guaranty Municipal Corp.) - Series B, 0.00%, 02/15/19 (j)	5,410	4,489
New Jersey State Turnpike Authority, 7.41%, 01/01/40	7,800	10,384
New Jersey Transportation Trust Fund Authority, 5.25%, 06/15/36	4,800	5,161
New York City Municipal Water Finance Authority, 5.00%, 06/15/44	1,000	1,043
New York City Transitional Finance Authority Building Aid, RB (insured by State Aid Withholding) - Series S-1, 5.00%, 07/15/29	3,700	4,022
New York City Transitional Finance Authority Future Tax Secured Revenue, 5.00%, 02/01/42	30,000	31,646
New York City Water & Sewer System, 5.79%, 06/15/41	4,000	4,411
New York Liberty Development Corp., GO, 5.00%, 12/15/41	17,000	17,689
New York State Dormitory Authority
5.00%, 05/15/24 - 03/15/31	24,400	27,287
5.05%, 09/15/27	4,700	5,146
North Carolina Turnpike Authority, 6.70%, 01/01/39	2,000	2,262
Pennsylvania Economic Development Financing Authority, 6.53%, 06/15/39	1,900	2,198
Port Authority of New York & New Jersey, GO, 5.65%, 11/01/40	1,100	1,208
San Diego Tobacco Settlement Revenue Funding Corp., RB, 7.13%, 06/01/32	720	641
State of California
7.70%, 11/01/30	100	120
7.50%, 04/01/34	600	778
7.95%, 03/01/36	600	712
7.55%, 04/01/39	600	803
State of Iowa, 6.75%, 06/01/34	4,100	4,686
State of Texas, 4.75%, 04/01/35	500	521
State of Washington, 5.00%, 07/01/24	8,185	9,411
State of Washington (insured by National Public Finance Guarantee Corp.), 2.93%, 12/01/20	1,400	1,162
State of Wisconsin (insured by Assured Guaranty Municipal Corp.), 5.05%, 05/01/18	1,500	1,671
Tobacco Settlement Authority of Iowa, 6.50%, 06/01/23	190	182
Tobacco Settlement Authority of West Virgina, 7.47%, 06/01/47	1,590	1,368
University of California, RB, 6.55%, 05/15/48	1,500	1,791
Virginia Commonwealth Transportation Board, 5.00%, 05/15/28	12,300	13,755
Washington State Convention Center Public Facilities District, 6.79%, 07/01/40	5,600	6,392
		277,226
Sovereign - 3.7%
Autonomous Community of Valencia, Spain, 4.38%, 07/16/15, EUR	1,100	1,409
Banco Nacional de Desenvolvimento Economico e Social, 4.13%, 09/15/17 (r), EUR	1,000	1,344
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/17 - 01/01/23, BRL	3,451	1,585
Korea Development Bank, 4.38%, 08/10/15	7,200	7,581
Korea Housing Finance Corp., 4.13%, 12/15/15 (r)	2,900	3,052
Mexico Bonos
6.00%, 06/18/15, MXN	24,700	1,964
7.75%, 12/14/17, MXN	37,700	3,208
10.00%, 12/05/24, MXN	2,500	260
Panama Government International Bond, 7.25%, 03/15/15 (e)	400	437
Province of British Columbia, Canada, 4.30%, 06/18/42, CAD	200	205
Province of Ontario, Canada
1.60%, 09/21/16	66,200	67,160
4.30%, 03/08/17, CAD	2,100	2,161
4.20%, 03/08/18 - 06/02/20, CAD	3,400	3,509
5.50%, 06/02/18, CAD	700	761

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
3.00%, 07/16/18	500	525
4.40%, 06/02/19, CAD	2,400	2,505
1.65%, 09/27/19 (e)	3,700	3,532
4.40%, 04/14/20 (e)	8,400	9,308
4.00%, 06/02/21, CAD	9,900	10,055
3.15%, 06/02/22, CAD	31,400	29,736
2.45%, 06/29/22 (e)	8,200	7,719
2.85%, 06/02/23, CAD	23,200	21,160
4.70%, 06/02/37, CAD	6,100	6,482
4.60%, 06/02/39, CAD	1,700	1,787
Province of Quebec, Canada
4.50%, 12/01/16 - 12/01/20, CAD	1,700	1,778
4.25%, 12/01/21, CAD	12,800	13,163
3.50%, 12/01/22, CAD	9,200	8,880
3.00%, 09/01/23, CAD	3,100	2,842
Vnesheconombank Via VEB Finance Plc, 5.45%, 11/22/17 (r)	1,000	1,040
		215,148
Treasury Inflation Index Securities - 8.1%
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/17 - 07/15/22 (n)	50,733	49,610
1.88%, 07/15/19 (n)	1,089	1,227
1.38%, 01/15/20 (n)	7,850	8,544
1.25%, 07/15/20 (n)	18,446	20,011
1.13%, 01/15/21 (n)	8,398	8,970
0.63%, 07/15/21 - 02/15/43 (n)	8,664	7,916
2.38%, 01/15/25 - 01/15/27 (n)	100,916	120,905
2.00%, 01/15/26 (n)	42,997	49,560
1.75%, 01/15/28 (n)	77,142	86,242
3.63%, 04/15/28 (n)	2,157	2,987
2.50%, 01/15/29 (n)	9,747	11,993
3.88%, 04/15/29 (n)	1,556	2,237
0.75%, 02/15/42 (n)	110,523	97,001
		467,203
U.S. Treasury Securities - 31.1%
U.S. Treasury Note
0.25%, 04/15/16 (o)	242,700	240,330
0.75%, 10/31/17 - 03/31/18	374,000	365,013
0.63%, 11/30/17 - 04/30/18	189,700	183,439
0.75%, 10/31/17 - 03/31/18 (o)	436,400	425,914
3.50%, 02/15/18	5,300	5,830
1.50%, 08/31/18 (o)	53,800	53,934
1.13%, 05/31/19 - 04/30/20	152,300	145,353
1.00%, 06/30/19 - 09/30/19	131,200	125,655
0.88%, 07/31/19	179,000	170,386
1.25%, 10/31/19 - 02/29/20	38,200	36,817
1.38%, 01/31/20 - 05/31/20	9,100	8,780
2.13%, 08/15/21	7,400	7,365
2.00%, 02/15/22 - 02/15/23	29,000	27,932
1.75%, 05/15/23	2,400	2,246
		1,798,994
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 41.7%
Federal Home Loan Mortgage Corp. - 3.2%
Federal Home Loan Mortgage Corp.
6.00%, 03/01/16 - 05/01/40	12,892	14,004
5.50%, 05/01/26 - 03/01/40	7,718	8,298
2.48%, 07/01/27 (i)	1	1
4.50%, 05/01/39 - 06/01/41	16,637	17,561
4.50%, 07/15/43 - 07/15/43, TBA (g)	113,000	119,540
6.00%, 07/15/43, TBA (g)	6,000	6,506
REMIC, 0.34%, 07/15/19 (i)	366	366
REMIC, 0.34%, 08/15/19	962	962
REMIC, 7.00%, 05/15/23	142	160
REMIC, 0.64%, 11/15/30 (i)	3	3
REMIC, 4.50%, 03/15/34	9,394	10,104
REMIC, 0.23%, 12/25/36 (i)	1,084	1,077
REMIC, 3.50%, 01/15/42	3,984	3,885
REMIC, 1.37%, 02/25/45 (i)	69	70
		182,537
Federal National Mortgage Association - 33.5%
Federal National Mortgage Association
4.00%, 08/01/13 - 08/01/42	48,091	50,521
6.00%, 05/01/16 - 05/01/41	135,954	147,689
5.50%, 06/01/16 - 09/01/41	192,459	208,926
4.50%, 06/01/18 - 11/01/42	269,321	285,543
3.50%, 06/01/20 - 11/01/40	57,573	60,077
3.00%, 04/01/21 - 05/01/43	23,938	24,917
3.89%, 07/01/21	2,800	2,998
3.33%, 11/01/21	97	104
3.16%, 05/01/22	13,106	13,766
2.59%, 07/01/22	5,512	5,365
2.79%, 07/01/22	4,728	4,662
2.31%, 08/01/22	4,000	3,820
2.50%, 10/01/22 - 06/01/27	1,765	1,798
5.00%, 05/01/23 - 04/01/42	138,970	149,811
4.00%, 07/01/25 - 08/12/43, TBA (g)	224,693	234,687
2.87%, 09/01/27	2,800	2,515
2.50%, 07/15/28, TBA (g)	121,000	121,548
3.00%, 07/15/28 - 08/12/43, TBA (g)	154,000	154,057
3.50%, 07/15/28 - 07/15/43, TBA (g)	101,000	104,985
4.50%, 07/15/28 - 08/12/43, TBA (g)	77,000	81,379
6.50%, 07/01/29 - 02/01/37	60	63
5.00%, 09/01/33 - 05/01/34	694	750
2.36%, 01/01/35 (i)	1,286	1,357
1.57%, 09/01/40 (i)	8	8
1.37%, 06/01/43 (i)	362	368
5.00%, 07/15/43 - 08/12/43, TBA (g)	76,000	81,767
5.50%, 07/15/43, TBA (g)	146,000	158,564
6.00%, 07/15/43, TBA (g)	15,000	16,303
REMIC, 5.00%, 04/25/33	244	265
REMIC, 2.57%, 05/25/35 (i)	86	88
REMIC, 0.64%, 09/25/35 (i)	2,621	2,638
REMIC, 0.50%, 04/25/37 (i)	1,110	1,113
REMIC, 0.25%, 07/25/37 (i)	593	560
REMIC, 0.69%, 06/25/39 (i)	13,065	13,149
REMIC, 6.50%, 12/25/42	55	62
REMIC, 0.54%, 03/25/44 (i)	345	333
		1,936,556
Government National Mortgage Association - 4.7%
Government National Mortgage Association
1.75%, 05/20/26 - 05/20/30 (i)	53	56
1.63%, 02/20/27 - 02/20/32 (i)	85	89
2.00%, 04/20/30 (i)	6	6
5.00%, 02/15/38 - 07/15/41	70,192	75,959
3.00%, 05/15/43 - 06/15/43	24,000	23,771
3.00%, 07/15/43, TBA (g)	141,000	139,304
3.50%, 07/15/43 - 07/15/43, TBA (g)	29,000	29,732
4.00%, 07/15/43, TBA (g)	2,000	2,096
		271,013
Small Business Administration Participation Certificates - 0.3%
Small Business Administration Participation Certificates
6.29%, 01/01/21	9	10
5.13%, 09/01/23	29	32
5.52%, 06/01/24	548	608
5.29%, 12/01/27	590	649
5.16%, 02/01/28	7,283	7,942
5.49%, 03/01/28	6,734	7,537
		16,778
Total Government and Agency Obligations (cost $5,657,049)		5,562,054

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
TRUST PREFERREDS - 0.4%

FINANCIALS - 0.4%
DG Funding Trust, 0.61%, (callable at 10,000 beginning 09/30/10) (f) (m) (q)	—	2,957
GMAC Capital Trust I, 8.13%	740	19,277

Total Trust Preferreds (cost $22,927)		22,234

OTHER EQUITY INTERESTS - 0.0%
General Motors Co. (c) (f) (u)	128	—

Total Other Equity Interests (cost $0)		—

SHORT TERM INVESTMENTS - 7.7%

Certificates of Deposit - 2.6%
Dexia Credit Local SA
1.70%, 09/06/13	$50,000	50,097
1.65%, 09/12/13	96,800	96,994
Itau Unibanco Holding SA, 1.50%, 10/31/13	2,700	2,687
		149,778
Securities Lending Collateral - 0.9%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	51,496	51,496

Treasury Securities - 4.2%
U.S. Treasury Bill
0.05%, 07/25/13	$4,800	4,800
0.03%, 08/08/13 (o)	95,117	95,113
0.05%, 09/26/13	144,900	144,888
		244,801
Total Short Term Investments (cost $445,778)		446,075

Total Investments - 117.7% (cost $6,855,770)		6,800,382
Other Assets and Liabilities, Net - (17.7%)		(1,021,034)
Total Net Assets - 100.0%		$5,779,348

JNL/PPM America Floating Rate Income Fund (t) * (z)

Portfolio Composition:	Percentage of Total Investments
Consumer Discretionary	23.3%
Industrials	12.3
Health Care	11.6
Information Technology	9.6
Materials	8.0
Consumer Staples	6.6
Financials	5.6
Telecommunication Services	5.0
Energy	4.0
Utilities	1.4
Short Term Investments	12.6
Total Investments	100.0%

	Shares/Par (p)	Value
CORPORATE BONDS AND NOTES - 6.3%

CONSUMER DISCRETIONARY - 1.6%
MGM Resorts International
6.75%, 10/01/20	$804	$832
6.63%, 12/15/21	577	595
Other Securities		14,895
		16,322
CONSUMER STAPLES - 0.2%
Other Securities		2,171

ENERGY - 1.4%
Pacific Drilling SA, 5.38%, 06/01/20 (r)	642	600
Other Securities		13,919
		14,519
FINANCIALS - 0.1%
Other Securities		1,090

HEALTH CARE - 0.4%
Community Health Systems Inc., 8.00%, 11/15/19	714	760
HCA Inc., 8.50%, 04/15/19	1,000	1,073
Other Securities		2,186
		4,019
INDUSTRIALS - 0.8%
ServiceMaster Co., 7.00%, 08/15/20	1,065	1,010
Other Securities		6,612
		7,622
INFORMATION TECHNOLOGY - 0.2%
First Data Corp., 7.38%, 06/15/19 (r)	483	496
Other Securities		1,522
		2,018
MATERIALS - 1.1%
INEOS Group Holdings SA, 6.13%, 08/15/18 (r)	472	451
Other Securities		10,989
		11,440
TELECOMMUNICATION SERVICES - 0.3%
Windstream Corp., 6.38%, 08/01/23	498	465
Other Securities		2,664
		3,129
UTILITIES - 0.2%
Other Securities		2,117

Total Corporate Bonds and Notes (cost $65,361)		64,447

VARIABLE RATE SENIOR LOAN INTERESTS - 93.8% (i)

CONSUMER DISCRETIONARY - 25.1%
Advantage Sales and Marketing Inc. 1st Lien New Term Loan
4.25%, 12/17/17	54	54
4.25%, 12/17/17	1,896	1,891
4.25%, 12/17/17	3,365	3,357
Cequel Communications LLC New Term Loan B, 3.50%, 02/28/19	1,000	991
Cequel Communications LLC Term Loan
3.50%, 02/14/19	1,496	1,482
3.50%, 02/28/19	3,459	3,427
Charter Communications Operating LLC Term Loan E, 2.25%, 04/25/20	6,000	5,920
Charter Communications Operating LLC Term Loan F, 3.00%, 12/31/20	473	468
Chrysler Group LLC Term Loan B, 4.25%, 05/24/17	4,982	4,999
Dunkin’ Brands Inc. Term Loan B-3
3.75%, 02/14/20	2,156	2,148
3.75%, 02/14/20	2,249	2,241
3.75%, 02/14/20	1,000	996
5.00%, 02/14/20	12	12
Formula One Holdings Term Loan B-2
6.00%, 04/29/19	2,475	2,469
4.50%, 04/30/19	3,000	2,993
Goodyear Engineered Products 1st Lien Term Loan, 5.25%, 09/06/17	4,988	4,931

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
MGM Resorts International Term Loan B
3.50%, 12/20/19	1,000	992
3.50%, 12/20/19	4,297	4,265
Neiman Marcus Group Inc. Term Loan, 4.00%, 05/16/18	5,277	5,256
ServiceMaster Co. Term Loan, 4.46%, 01/31/17	2,931	2,900
ServiceMaster Co. Term Loan C, 4.25%, 07/24/14	990	977
Univision Communications Inc. Converted Extended Term Loan, 4.75%, 02/28/20	4,899	4,849
Univision Communications Inc. Incremental Term Loan, 4.00%, 03/01/20	1,766	1,728
Univision Communications Inc. New 1st Lien Term Loan
4.50%, 02/28/20	1,000	989
4.50%, 02/28/20	1,496	1,479
UPC Financing Partnership Term Loan AH, 3.25%, 06/30/21	5,883	5,848
Weight Watchers International Inc. Initial Term Loan B-2, 3.75%, 04/02/20	5,000	4,964
Other Securities		182,129
		254,755
CONSUMER STAPLES - 7.3%
Del Monte Corp. New Term Loan B, 4.00%, 02/16/18	4,734	4,712
HJ Heinz Co. Term Loan B-2
3.50%, 04/05/20	2,000	1,998
3.50%, 04/15/20	12,000	11,986
Pinnacle Foods Finance LLC Term Loan G
3.25%, 04/16/20	4,975	4,938
3.25%, 04/16/20	13	12
Reynolds Group Holdings Inc. US Term Loan
4.75%, 09/26/18	2,167	2,170
4.75%, 09/26/18	1,859	1,861
4.75%, 09/26/18	1,135	1,137
Other Securities		45,182
		73,996
ENERGY - 3.2%
Pacific Drilling SA Term Loan, 4.50%, 06/03/18	4,000	3,981
Other Securities		28,317
		32,298
FINANCIALS - 6.3%
Asurion LLC Incremental Term Loan, 3.75%, 06/20/20	2,000	1,928
Asurion LLC Term Loan
4.50%, 05/24/19	3,636	3,599
4.50%, 05/24/19	2,000	1,979
Capital Automotive LP Term Loan B
4.00%, 04/19/19	3,580	3,577
4.00%, 04/19/19	1,000	999
Nuveen Investments Inc. 1st Lien Term Loan B, 4.19%, 05/07/17	4,000	3,964
Nuveen Investments Inc. 2nd Lien Term Loan
6.50%, 02/17/19	1,000	986
6.50%, 02/17/19	1,500	1,479
Realogy Corp. Extended Term Loan
4.50%, 10/10/16	5,000	5,001
4.51%, 10/10/16	71	71
Realogy Corp. Term Loan B, 4.50%, 03/01/20	1,615	1,615
Other Securities		38,897
		64,095
HEALTH CARE - 12.9%
Community Health Systems Delayed Draw Term Loan
3.78%, 01/25/17	26	26
3.78%, 01/25/17	97	96
3.78%, 01/25/17	2,806	2,806
Community Health Systems Extended Term Loan B, 3.78%, 01/25/17	3,000	3,000
Emdeon Business Services LLC Term Loan
3.75%, 11/17/18	2,000	1,986
3.75%, 11/17/18	64	63
3.75%, 11/17/18	93	93
3.75%, 11/17/18	648	644
3.75%, 11/17/18	410	407
3.75%, 11/17/18	1,753	1,740
HCA Inc. Term Loan B-4, 2.94%, 05/01/18	5,500	5,472
Health Management Associates Inc. Term Loan B
3.50%, 11/18/16	3,035	3,025
3.50%, 11/18/16	1,529	1,523
Kinetic Concepts Inc. Term Loan D-1, 4.50%, 05/04/18	4,747	4,750
Multiplan Inc. Term Loan
4.75%, 08/26/17	1,000	998
4.75%, 08/26/17	1,442	1,438
Multiplan Inc. Term Loan B-1
4.00%, 08/13/17	1,652	1,648
4.00%, 08/13/17	1,000	998
Onex Carestream Finance LP 1st Lien Term Loan, 5.00%, 06/07/19	3,918	3,868
Onex Carestream Finance LP Term Loan, 8.50%, 12/05/19	2,000	1,960
Par Pharmaceutical Cos. Inc. Term Loan B-1, 4.25%, 09/28/19	1,000	992
Par Pharmaceutical Cos. Inc. Term Loan B, 5.00%, 09/17/19	3,968	3,937
Valeant Pharmaceuticals International Inc. Term Loan B
3.50%, 02/13/19	1,486	1,475
3.50%, 12/11/19	995	987
3.75%, 07/08/20	3,500	3,488
Warner Chilcott Co. Inc. Additional Term Loan B-1
4.25%, 03/15/18	480	479
4.25%, 03/15/18	507	506
Warner Chilcott Co. Inc. Term Loan B-1
4.25%, 03/15/18	1,102	1,101
4.25%, 03/17/18	1,164	1,163
Warner Chilcott Co. Inc. Term Loan B-2, 4.25%, 03/15/18	148	148
Warner Chilcott Co. Inc. Term Loan B-3, 4.25%, 03/15/18	868	868
Warner Chilcott Co. LLC Term Loan B-2, 4.25%, 03/15/18	412	412
WC Luxco S.a.r.l. Term Loan B-3, 4.25%, 03/15/18	917	916
Other Securities		78,151
		131,164
INDUSTRIALS - 13.3%
Berry Plastics Corp. Term Loan D, 3.50%, 02/15/20	4,988	4,928
DuPont Performance Coatings Inc. Term Loan, 4.75%, 01/30/20	5,985	5,980
Hamilton Sundstrand Corp. Term Loan, 4.00%, 12/13/19	3,980	3,944
Silver II US Holdings LLC Term Loan, 4.00%, 12/13/19	1,000	991

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
TransDigm Inc. Term Loan C
3.75%, 02/28/20	3,156	3,111
3.75%, 02/28/20	5,000	4,929
Other Securities		111,011
		134,894
INFORMATION TECHNOLOGY - 10.7%
Arris Group Inc. Term Loan, 3.25%, 02/13/20	4,988	4,933
First Data Corp. New Dollar Term Loan, 4.19%, 04/30/17	3,121	3,046
First Data Corp. New Term Loan B, 4.19%, 09/24/18	1,000	974
First Data Corp. Term Loan, 4.21%, 03/24/18	3,697	3,600
First Data Corp. Term Loan B-3, 5.20%, 03/24/17	7	7
Freescale Semiconductor Inc. Extended Term Loan B
5.00%, 02/12/20	4,000	3,964
5.00%, 02/12/20	1,000	991
Infor Inc. Term Loan, 3.75%, 05/23/20	500	493
Infor Inc. Term Loan B-2
5.25%, 04/05/18	2,255	2,258
5.25%, 04/05/18	2,000	2,002
Other Securities		87,028
		109,296
MATERIALS - 8.1%
Fortescue Metals Group Ltd. Term Loan
5.25%, 10/15/17	3,000	2,980
5.25%, 10/15/17	3,970	3,943
INEOS US Finance LLC Term Loan B
4.00%, 05/04/18	2,000	1,957
4.00%, 05/04/18	4,128	4,039
4.00%, 05/04/18	1,337	1,308
Univar Inc. Term Loan B
5.00%, 06/30/17	937	913
5.00%, 06/30/17	1,398	1,363
5.00%, 06/30/17	79	77
5.00%, 06/30/17	917	894
5.00%, 06/30/17	1,442	1,406
5.00%, 06/30/17	1,000	975
Other Securities		62,267
		82,122
TELECOMMUNICATION SERVICES - 5.5%
Intelsat Jackson Holdings SA Term Loan B-1, 4.50%, 04/02/18	6,983	6,983
Telesat Canada US Term Loan B
4.25%, 03/26/19	3,500	3,497
4.25%, 03/26/19	2,475	2,473
Virgin Media Investment Holdings Ltd. Term Loan B-2, 3.50%, 02/22/20	5,000	4,940
Windstream Corp. Term Loan B-3, 4.00%, 08/15/19	2,713	2,719
Windstream Corp. Term Loan B-4
3.50%, 01/23/20	1,397	1,396
3.50%, 01/23/20	1,000	999
Other Securities		32,552
		55,559
UTILITIES - 1.4%
Calpine Corp. Term Loan
4.00%, 03/07/18	973	970
4.00%, 04/01/18	2,000	1,995
Calpine Corp. Term Loan B-1, 3.00%, 05/03/20	1,000	984
Calpine Corp. Term Loan B-2
4.50%, 04/01/18	1,477	1,474
3.25%, 01/03/22	1,000	979
Calpine Corp. Term Loan B-3, 4.50%, 10/05/19	496	495
NRG Energy Inc. Refinancing Term Loan B, 2.75%, 07/01/18	5,448	5,390
Other Securities		1,978
		14,265
Total Variable Rate Senior Loan Interests (cost $955,830)		952,444

SHORT TERM INVESTMENTS - 14.4%

Investment Company - 14.4%
State Street Institutional Liquid Reserves Fund, 0.10% (h)	146,163	146,163

Total Short Term Investments (cost $146,163)		146,163

Total Investments - 114.5% (cost $1,167,354)		1,163,054
Other Assets and Liabilities, Net - (14.5%)		(147,622)
Total Net Assets - 100.0%		$1,015,432

JNL/PPM America High Yield Bond Fund * (z)

Portfolio Composition:	Percentage of Total Investments
Consumer Discretionary	19.4%
Energy	16.8
Materials	9.2
Industrials	7.7
Financials	7.3
Telecommunication Services	6.2
Health Care	5.5
Information Technology	3.5
Consumer Staples	2.8
Non-U.S. Government Agency ABS	2.3
Utilities	1.9
Other Equity Interests	0.8
Investment Companies	0.6
Short Term Investments	16.0
Total Investments	100.0%

	Shares/Par (p)	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 2.7%
Banc of America Commercial Mortgage Inc. REMIC, 5.68%, 07/10/46	$1,305	$1,445
Citigroup Commercial Mortgage Trust REMIC, 5.88%, 12/10/49 (i)	1,905	2,088
GS Mortgage Securities Trust REMIC, 5.62%, 11/10/39	5,054	4,746
Other Securities		51,139

Total Non-U.S. Government Agency Asset-Backed Securities (cost $56,070)		59,418

CORPORATE BONDS AND NOTES - 86.9%

CONSUMER DISCRETIONARY - 21.8%
Caesars Operating Escrow LLC
9.00%, 02/15/20 (r)	12,674	12,072
9.00%, 02/15/20 (r)	5,000	4,762
Delphi Corp.
6.13%, 05/15/21	9,098	9,917
5.00%, 02/15/23	3,756	3,859
DISH DBS Corp.
5.13%, 05/01/20 (r)	9,497	9,307
5.88%, 07/15/22	6,909	7,013
5.00%, 03/15/23 (e)	9,913	9,541
MGM Resorts International
7.63%, 01/15/17	2,925	3,196
11.38%, 03/01/18	2,000	2,510

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
8.63%, 02/01/19	5,000	5,650
6.75%, 10/01/20 (e)	4,821	4,990
6.63%, 12/15/21	6,342	6,540
Toys R Us Inc., 10.38%, 08/15/17 (e)	8,286	8,286
Unitymedia Hessen GmbH & Co. KG, 7.50%, 03/15/19 (r)	13,159	13,850
Univision Communications Inc., 5.13%, 05/15/23 (e) (r)	13,857	13,095
WideOpenWest Finance LLC
10.25%, 07/15/19	7,500	7,969
13.38%, 10/15/19	4,000	4,420
Other Securities		358,181
		485,158
CONSUMER STAPLES - 2.8%
Hawk Acquisition Sub Inc., 4.25%, 10/15/20 (r)	12,036	11,510
U.S. Foods Inc., 8.50%, 06/30/19 (e)	10,968	11,462
Other Securities		39,875
		62,847
ENERGY - 17.9%
Alpha Natural Resources Inc.
9.75%, 04/15/18 (e)	10,000	9,637
6.25%, 06/01/21 (e)	8,922	7,093
Arch Coal Inc.
9.88%, 06/15/19 (e) (r)	6,857	6,514
7.25%, 06/15/21 (e)	9,090	7,454
Caithness Brookhaven LLC, 6.75%, 07/20/26 (f)	24,285	22,994
Chaparral Energy Inc.
9.88%, 10/01/20	3,636	4,036
7.63%, 11/15/22	7,250	7,395
Chesapeake Energy Corp.
6.13%, 02/15/21 (e)	3,000	3,150
5.75%, 03/15/23 (e)	3,420	3,463
Chesapeake Energy Corp. Term Loan, 5.75%, 12/02/17 (i)	5,000	5,061
MarkWest Energy Partners LP
6.25%, 06/15/22	1,541	1,587
4.50%, 07/15/23	5,000	4,575
Penn Virginia Corp.
7.25%, 04/15/19 (e)	2,306	2,214
8.50%, 05/01/20 (e) (r)	9,254	8,976
Penn Virginia Resource Partners LP
8.25%, 04/15/18	9,500	9,904
8.38%, 06/01/20	3,721	3,926
6.50%, 05/15/21 (r)	7,022	6,759
Plains Exploration & Production Co., 6.88%, 02/15/23	12,000	12,833
Seadrill Ltd., 5.63%, 09/15/17 (e) (r)	11,257	11,088
Other Securities		258,062
		396,721
FINANCIALS - 6.0%
Ally Financial Inc.
3.13%, 01/15/16 (e)	6,667	6,650
7.50%, 09/15/20	5,000	5,762
Bank of America Corp.
5.20% (callable at 100 beginning 06/01/23) (m)	8,333	7,833
8.00% (callable at 100 beginning 01/30/18) (m)	3,500	3,898
Citigroup Inc.
5.35% (callable at 100 beginning 05/15/23) (m)	8,022	7,521
5.90% (callable at 100 beginning 02/15/23) (m)	5,000	4,950
5.95% (callable at 100 beginning 01/30/23) (m)	4,000	3,980
General Electric Capital Corp., 6.25%, (callable at 100 beginning 12/15/22) (m)	15,001	15,939
International Lease Finance Corp.
8.63%, 09/15/15	2,988	3,272
8.25%, 12/15/20 (e)	3,003	3,375
8.63%, 01/15/22	3,000	3,450
PNC Financial Services Group Inc., 4.85%, (callable at 100 beginning 06/01/23) (m)	2,907	2,711
Toys R Us Property Co. I LLC, 10.75%, 07/15/17	3,000	3,165
Other Securities		60,804
		133,310
HEALTH CARE - 6.1%
CDRT Holding Corp., 9.25%, 10/01/17 (r)	13,637	13,807
HCA Inc.
5.75%, 03/15/14	3,561	3,632
6.50%, 02/15/16 (e)	4,000	4,310
6.50%, 02/15/20 (e)	6,571	7,109
7.50%, 02/15/22 (e)	3,000	3,323
5.88%, 05/01/23 (e)	6,000	6,000
Valeant Pharmaceutical International Inc., 6.38%, 10/15/20 (r)	8,762	8,663
VPII Escrow Corp.
6.75%, 08/15/18 (r)	3,733	3,826
7.50%, 07/15/21 (r)	4,824	4,993
Other Securities		78,469
		134,132
INDUSTRIALS - 8.9%
Aircastle Ltd.
9.75%, 08/01/18	6,000	6,570
6.25%, 12/01/19	6,155	6,394
Algeco Scotsman Global Finance Plc
8.50%, 10/15/18 (e) (r)	2,000	1,990
10.75%, 10/15/19 (r)	20,000	19,100
Algeco Scotsman Global Finance Plc Term Loan, 0.16%, 05/10/18 (i)	7,500	7,594
Bombardier Inc.
4.25%, 01/15/16 (e) (r)	5,795	5,925
7.50%, 03/15/18 (r)	2,730	3,030
7.75%, 03/15/20 (e) (r)	3,000	3,330
6.13%, 01/15/23 (r)	7,604	7,547
Global A&T Electronics Ltd., 10.00%, 02/01/19 (r)	11,222	11,390
International Lease Finance Corp., 4.63%, 04/15/21	9,897	9,105
Meritor Inc., 6.75%, 06/15/21	12,718	12,146
Other Securities		101,879
		196,000
INFORMATION TECHNOLOGY - 4.0%
Equinix Inc.
4.88%, 04/01/20	2,571	2,520
7.00%, 07/15/21	5,250	5,696
5.38%, 04/01/23	6,000	5,880
First Data Corp.
11.25%, 03/31/16 (e)	15,526	15,177
12.63%, 01/15/21	1,813	1,917
10.63%, 06/15/21 (r)	2,546	2,514
11.75%, 08/15/21 (e) (r)	11,765	10,588
ViaSat Inc., 6.88%, 06/15/20	15,319	16,162
Other Securities		27,813
		88,267
MATERIALS - 10.4%
Ball Corp., 4.00%, 11/15/23 (e)	14,000	12,950

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Cemex Espana Luxembourg, 9.25%, 05/12/20 (e) (r)	4,821	5,086
Cemex Finance LLC
9.50%, 12/14/16 (r)	6,417	6,786
9.38%, 10/12/22 (e) (r)	3,011	3,282
Cemex SAB de CV
9.50%, 06/15/18 (r)	1,552	1,676
5.88%, 03/25/19 (e) (r)	2,459	2,385
FMG Resources August 2006 Pty Ltd.
6.88%, 02/01/18 (e) (r)	9,497	9,378
8.25%, 11/01/19 (e) (r)	10,859	11,185
Fortescue Metals Group Ltd. Term Loan, 5.25%, 10/12/17 (i)	15,285	15,182
Xstrata Finance Canada Ltd.
2.05%, 10/23/15 (r)	7,447	7,448
4.25%, 10/25/22 (r)	5,239	4,754
Other Securities		149,584
		229,696
TELECOMMUNICATION SERVICES - 6.9%
Clearwire Communications LLC
12.00%, 12/01/15 (e) (r)	3,000	3,188
14.75%, 12/01/16 (r)	1,000	1,365
12.00%, 12/01/17 (e) (r)	6,167	7,138
Frontier Communications Corp.
8.50%, 04/15/20 (e)	5,718	6,304
9.25%, 07/01/21	5,000	5,712
8.75%, 04/15/22 (e)	1,295	1,412
7.63%, 04/15/24	1,968	1,973
9.00%, 08/15/31	7,429	7,355
Intelsat Jackson Holdings SA, 6.63%, 12/15/22 (e) (r)	25,000	24,250
Sprint Capital Corp.
6.90%, 05/01/19 (e)	4,000	4,160
6.88%, 11/15/28	22,141	21,255
Sprint Nextel Corp.
7.00%, 03/01/20 (e) (r)	2,553	2,757
11.50%, 11/15/21 (e)	4,000	5,320
6.00%, 11/15/22	6,000	5,880
Other Securities		55,263
		153,332
UTILITIES - 2.1%
AES Corp.
9.75%, 04/15/16	1,355	1,562
8.00%, 10/15/17	2,000	2,250
8.00%, 06/01/20	2,000	2,280
7.38%, 07/01/21	3,367	3,695
4.88%, 05/15/23	987	921
Energy Future Intermediate Holding Co. LLC, 12.25%, 03/01/22 (r)	12,333	13,628
Puget Energy Inc.
6.00%, 09/01/21	4,669	5,015
5.63%, 07/15/22	5,818	6,165
Other Securities		10,805
		46,321
Total Corporate Bonds and Notes (cost $1,914,324)		1,925,784

COMMON STOCKS - 3.2%

CONSUMER DISCRETIONARY - 0.3%
Other Securities		7,228

CONSUMER STAPLES - 0.4%
Other Securities		7,491

ENERGY - 0.8%
MarkWest Energy Partners LP	80	5,348
Other Securities		12,626
		17,974
FINANCIALS - 1.1%
Other Securities		24,076

HEALTH CARE - 0.2%
Other Securities		4,832

INFORMATION TECHNOLOGY - 0.0%
Other Securities		—

MATERIALS - 0.2%
Other Securities		4,454

TELECOMMUNICATION SERVICES - 0.2%
Other Securities		3,392

UTILITIES - 0.0%
Other Securities		477

Total Common Stocks (cost $53,139)		69,924

PREFERRED STOCKS - 1.5%

ENERGY - 0.4%
Other Securities		10,166

FINANCIALS - 1.1%
Ally Financial Inc., 7.00%, (callable at 1,000 beginning 08/14/13) (m) (r)	1	964
Goldman Sachs Group Inc., 5.50%, (callable at 25 beginning 05/10/23) (m)	528	12,746
PNC Financial Services Group Inc., 6.13%, (callable at 25 beginning 05/01/22), Series P (m)	310	8,336
Other Securities		1,793
		23,839
Total Preferred Stocks (cost $34,913)		34,005

TRUST PREFERREDS - 0.1%

FINANCIALS - 0.1%
Citigroup Capital XIII, 7.88%, (callable at 25 beginning 10/30/15)	95	2,646

Total Trust Preferreds (cost $2,430)		2,646

INVESTMENT COMPANIES - 0.7%
Other Securities		14,899

Total Investment Companies (cost $11,914)		14,899

OTHER EQUITY INTERESTS - 0.9%
United Rentals North America Inc.
7.63%, 04/15/22 (u)	6,372	6,898
6.13%, 06/15/23 (e) (u)	5,000	4,975
Other Securities		8,652

Total Other Equity Interests (cost $19,652)		20,525

SHORT TERM INVESTMENTS - 18.3%

Investment Companies - 3.5%
JNL Money Market Fund, 0.01% (a) (h)	77,028	77,028

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Securities Lending Collateral - 14.8%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	327,835	327,835

Total Short Term Investments (cost $404,863)		404,863

Total Investments - 114.4% (cost $2,497,305)		2,532,064
Other Assets and Liabilities, Net - (14.4%)		(318,131)
Total Net Assets - 100.0%		$2,213,933

JNL/PPM America Mid Cap Value Fund

Portfolio Composition:	Percentage of Total Investments
Industrials	21.1%
Financials	18.3
Consumer Discretionary	11.7
Information Technology	10.5
Energy	9.8
Materials	9.3
Health Care	9.2
Utilities	3.7
Consumer Staples	2.3
Short Term Investments	4.1
Total Investments	100.0%

	Shares/Par (p)	Value
COMMON STOCKS - 99.8%

CONSUMER DISCRETIONARY - 12.2%
Bally Technologies Inc. (c) (e)	46	$2,578
Best Buy Co. Inc.	141	3,848
Macy’s Inc.	134	6,442
Meredith Corp. (e)	108	5,156
Newell Rubbermaid Inc.	241	6,313
Royal Caribbean Cruises Ltd.	104	3,451
Viacom Inc. - Class B	50	3,430
		31,218
CONSUMER STAPLES - 2.4%
Ingredion Inc.	95	6,208

ENERGY - 10.2%
Diamond Offshore Drilling Inc.	96	6,590
Helix Energy Solutions Group Inc. (c)	220	5,060
National Oilwell Varco Inc.	37	2,535
Patterson-UTI Energy Inc.	318	6,161
W&T Offshore Inc. (e)	410	5,860
		26,206
FINANCIALS - 19.1%
Allstate Corp.	110	5,284
American Financial Group Inc.	133	6,481
Astoria Financial Corp.	556	5,995
FirstMerit Corp.	255	5,100
Hartford Financial Services Group Inc.	218	6,731
Janus Capital Group Inc.	751	6,388
Lincoln National Corp.	177	6,451
Reinsurance Group of America Inc.	94	6,524
		48,954
HEALTH CARE - 9.5%
CIGNA Corp.	89	6,459
Hill-Rom Holdings Inc.	156	5,254
LifePoint Hospitals Inc. (c)	105	5,104
Owens & Minor Inc. (e)	76	2,557
Teleflex Inc.	67	5,153
		24,527
INDUSTRIALS - 21.9%
Belden Inc.	62	3,091
Con-Way Inc.	133	5,166
Esterline Technologies Corp. (c)	90	6,513
GATX Corp.	80	3,813
Kennametal Inc.	162	6,287
Lincoln Electric Holdings Inc.	92	5,269
SkyWest Inc.	181	2,453
Spirit Aerosystems Holdings Inc. - Class A (c)	299	6,412
Steelcase Inc. - Class A	364	5,307
Terex Corp. (c)	215	5,649
Textron Inc.	247	6,432
		56,392
INFORMATION TECHNOLOGY - 10.9%
Applied Materials Inc.	336	5,004
Avnet Inc. (c)	193	6,478
Fairchild Semiconductor International Inc. (c)	447	6,166
Omnivision Technologies Inc. (c)	206	3,832
Teradyne Inc. (c)	375	6,592
		28,072
MATERIALS - 9.7%
Allegheny Technologies Inc.	103	2,702
Ashland Inc.	36	3,006
Nucor Corp.	58	2,525
Olin Corp.	208	4,973
Reliance Steel & Aluminum Co.	100	6,530
Steel Dynamics Inc.	349	5,201
		24,937
UTILITIES - 3.9%
Edison International	102	4,922
PNM Resources Inc.	232	5,157
		10,079
Total Common Stocks (cost $227,281)		256,593

SHORT TERM INVESTMENTS - 4.3%

Securities Lending Collateral - 4.3%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	10,941	10,941

Total Short Term Investments (cost $10,941)		10,941

Total Investments - 104.1% (cost $238,222)		267,534
Other Assets and Liabilities, Net - (4.1%)		(10,420)
Total Net Assets - 100.0%		$257,114

JNL/PPM America Small Cap Value Fund

Portfolio Composition:	Percentage of Total Investments
Industrials	23.5%
Consumer Discretionary	13.9
Financials	12.3
Information Technology	11.5
Health Care	8.8
Energy	8.4
Materials	6.9
Consumer Staples	4.6
Utilities	1.9
Short Term Investments	8.2
Total Investments	100.0%

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
COMMON STOCKS - 99.8%

CONSUMER DISCRETIONARY - 15.2%
Bally Technologies Inc. (c) (e)	50	$2,821
Bob Evans Farms Inc.	75	3,523
Columbia Sportswear Co. (e)	53	3,327
Jakks Pacific Inc.	320	3,600
Meredith Corp. (e)	74	3,549
Skechers U.S.A. Inc. - Class A (c)	61	1,472
Superior Industries International Inc.	187	3,220
		21,512
CONSUMER STAPLES - 5.0%
Cott Corp.	460	3,593
Ingredion Inc.	54	3,530
		7,123
ENERGY - 9.1%
Helix Energy Solutions Group Inc. (c)	153	3,518
Hercules Offshore Inc. (c)	456	3,211
Patterson-UTI Energy Inc.	140	2,710
W&T Offshore Inc. (e)	247	3,535
		12,974
FINANCIALS - 13.4%
American Financial Group Inc.	59	2,906
Astoria Financial Corp.	305	3,290
FirstMerit Corp.	175	3,497
Independent Bank Corp. (e)	103	3,536
Janus Capital Group Inc.	427	3,632
Reinsurance Group of America Inc.	32	2,177
		19,038
HEALTH CARE - 9.6%
Greatbatch Inc. (c)	106	3,459
Hill-Rom Holdings Inc.	83	2,795
LifePoint Hospitals Inc. (c)	63	3,097
Owens & Minor Inc. (e)	40	1,357
Teleflex Inc.	37	2,898
		13,606
INDUSTRIALS - 25.6%
Apogee Enterprises Inc.	58	1,399
Belden Inc.	70	3,500
Con-Way Inc.	90	3,491
Esterline Technologies Corp. (c)	50	3,629
GATX Corp.	55	2,604
GenCorp Inc. (c) (e)	203	3,306
Kennametal Inc.	88	3,417
Lincoln Electric Holdings Inc.	24	1,351
SkyWest Inc.	229	3,101
Spirit Aerosystems Holdings Inc. - Class A (c)	167	3,593
Steelcase Inc. - Class A	241	3,511
Terex Corp. (c)	130	3,427
		36,329
INFORMATION TECHNOLOGY - 12.5%
Benchmark Electronics Inc. (c)	174	3,506
Fairchild Semiconductor International Inc. (c)	261	3,602
Omnivision Technologies Inc. (c)	191	3,560
SYNNEX Corp. (c)	82	3,463
Teradyne Inc. (c)	203	3,563
		17,694
MATERIALS - 7.4%
Allegheny Technologies Inc.	76	1,994
Olin Corp.	151	3,612
Reliance Steel & Aluminum Co.	37	2,406
Steel Dynamics Inc.	171	2,554
		10,566
UTILITIES - 2.0%
PNM Resources Inc.	130	2,887

Total Common Stocks (cost $124,495)		141,729

SHORT TERM INVESTMENTS - 8.9%

Securities Lending Collateral - 8.9%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	12,702	12,702

Total Short Term Investments (cost $12,702)		12,702

Total Investments - 108.7% (cost $137,197)		154,431
Other Assets and Liabilities, Net - (8.7%)		(12,345)
Total Net Assets - 100.0%		$142,086

JNL/PPM America Value Equity Fund

Portfolio Composition:	Percentage of Total Investments
Financials	24.5%
Information Technology	15.8
Energy	13.3
Consumer Discretionary	11.6
Health Care	11.0
Industrials	9.2
Consumer Staples	5.8
Materials	3.9
Telecommunication Services	3.0
Utilities	1.6
Short Term Investments	0.3
Total Investments	100.0%

	Shares/Par (p)	Value
COMMON STOCKS - 98.9%

CONSUMER DISCRETIONARY - 11.5%
Best Buy Co. Inc.	75	$2,036
Comcast Corp. - Class A	73	3,053
Macy’s Inc.	75	3,610
Newell Rubbermaid Inc.	109	2,861
Royal Caribbean Cruises Ltd.	44	1,457
Viacom Inc. - Class B	55	3,729
		16,746
CONSUMER STAPLES - 5.8%
Altria Group Inc.	83	2,918
Archer-Daniels-Midland Co.	101	3,418
CVS Caremark Corp.	37	2,099
		8,435
ENERGY - 13.1%
Apache Corp.	42	3,529
Chevron Corp.	30	3,550
Diamond Offshore Drilling Inc.	50	3,426
National Oilwell Varco Inc.	48	3,307
Occidental Petroleum Corp.	40	3,561
Patterson-UTI Energy Inc.	92	1,773
		19,146
FINANCIALS - 24.3%
Allstate Corp.	55	2,661
Bank of America Corp.	135	1,736
Goldman Sachs Group Inc.	23	3,433
Hartford Financial Services Group Inc.	121	3,726
JPMorgan Chase & Co.	68	3,590

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Lincoln National Corp.	102	3,702
Morgan Stanley	141	3,435
PNC Financial Services Group Inc.	44	3,230
Travelers Cos. Inc.	41	3,269
U.S. Bancorp	82	2,946
Wells Fargo & Co.	91	3,739
		35,467
HEALTH CARE - 10.9%
CIGNA Corp.	52	3,740
Johnson & Johnson	17	1,460
Medtronic Inc.	70	3,587
Merck & Co. Inc.	77	3,595
Pfizer Inc.	125	3,496
		15,878
INDUSTRIALS - 9.2%
Caterpillar Inc.	44	3,621
Lockheed Martin Corp.	35	3,742
Spirit Aerosystems Holdings Inc. - Class A (c)	87	1,878
Terex Corp. (c)	50	1,320
Textron Inc.	107	2,785
		13,346
INFORMATION TECHNOLOGY - 15.7%
Apple Inc.	9	3,367
Applied Materials Inc.	190	2,836
Avnet Inc. (c)	53	1,764
Hewlett-Packard Co.	118	2,924
Intel Corp.	147	3,560
International Business Machines Corp.	11	2,064
Microsoft Corp.	104	3,577
Texas Instruments Inc.	78	2,723
		22,815
MATERIALS - 3.8%
Allegheny Technologies Inc.	69	1,802
Ashland Inc.	17	1,403
Nucor Corp.	55	2,361
		5,566
TELECOMMUNICATION SERVICES - 3.0%
AT&T Inc.	82	2,892
Verizon Communications Inc.	29	1,465
		4,357
UTILITIES - 1.6%
Edison International	47	2,259

Total Common Stocks (cost $117,589)		144,015

SHORT TERM INVESTMENTS - 0.3%

Investment Companies - 0.3%
JNL Money Market Fund, 0.01% (a) (h)	473	473

Total Short Term Investments (cost $473)		473

Total Investments - 99.2% (cost $118,062)		144,488
Other Assets and Liabilities, Net - 0.8%		1,218
Total Net Assets - 100.0%		$145,706

JNL/Red Rocks Listed Private Equity Fund

Portfolio Composition:	Percentage of Total Investments
Financials	82.9%
Diversified	14.6
Telecommunication Services	1.8
Short Term Investments	0.7
Total Investments	100.0%

	Shares/Par (p)	Value
COMMON STOCKS - 99.4%

DIVERSIFIED - 14.6%
Holding Companies - Diversified - 14.6%
Ackermans & van Haaren NV (e)	151	$12,709
Aker ASA (e)	549	15,380
Leucadia National Corp.	215	5,633
Remgro Ltd.	557	10,700
Schouw & Co.	870	27,974
Wendel Investissement (e)	227	23,425
		95,821
FINANCIALS - 83.0%
Closed - End Funds - 32.6%
AP Alternative Assets LP (c)	1,065	22,418
Castle Private Equity Ltd.	790	11,374
Conversus Capital LP	1,727	944
Electra Private Equity Plc (c)	894	30,097
Graphite Enterprise Trust Plc	1,950	14,340
HarbourVest Global Private Equity Ltd. (c)	3,006	28,860
HBM Healthcare Investments AG - Class A (c)	181	11,123
HgCapital Trust Plc	1,194	20,565
NB Private Equity Partners Ltd. - Class A	903	8,208
Pantheon International LLC (c)	871	13,808
Pantheon International LLC - Redeemable Shares (c)	515	8,221
Princess Private Equity Holding Ltd.	1,321	11,311
Standard Life European Private Equity Trust Plc	3,385	9,343
SVG Capital Plc (c)	5,520	32,058
		222,670
Diversified Financial Services - 18.1%
Blackstone Group LP	1,471	30,979
Intermediate Capital Group Plc	2,711	17,931
KKR & Co. LP	1,643	32,300
Onex Corp.	570	25,863
		107,073
Investment Companies - 6.9%
Hosken Consolidated Investments Ltd.	876	11,073
Investor AB	681	18,278
Oaktree Capital Group LLC - Class A (e)	227	11,951
		41,302
Real Estate - 3.9%
Brookfield Asset Management Inc. - Class A	715	25,751

Venture Capital - 21.5%
Altamir Amboise	1,683	18,949
American Capital Ltd. (c)	1,654	20,950
Apollo Global Management LLC - Class A	1,067	25,714
Aurelius AG	1,027	24,677
Carlyle Group LP	567	14,572
Eurazeo	562	30,153
IP Group Plc (c)	3,187	6,432
Ratos AB	961	7,453
		148,900
TELECOMMUNICATION SERVICES - 1.8%
ICG Group Inc. (c)	1,042	11,880

Total Common Stocks (cost $528,072)		653,397

SHORT TERM INVESTMENTS - 0.7%

Investment Companies - 0.5%
JNL Money Market Fund, 0.01% (a) (h)	3,361	3,361

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Securities Lending Collateral - 0.2%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	1,039	1,039

Total Short Term Investments (cost $4,400)		4,400

Total Investments - 100.1% (cost $532,472)		657,797
Other Assets and Liabilities, Net - (0.1%)		(552)
Total Net Assets - 100.0%		$657,245

JNL/S&P Competitive Advantage Fund

Portfolio Composition:	Percentage of Total Investments
Consumer Discretionary	44.5%
Information Technology	23.2
Industrials	18.6
Consumer Staples	6.8
Health Care	2.7
Materials	2.2
Short Term Investments	2.0
Total Investments	100.0%

	Shares/Par (p)	Value
COMMON STOCKS - 99.4%

CONSUMER DISCRETIONARY - 45.1%
Apollo Group Inc. - Class A (c) (e)	1,660	$29,422
Bed Bath & Beyond Inc. (c)	542	38,463
Big Lots Inc. (c)	1,136	35,823
Chipotle Mexican Grill Inc. - Class A (c)	121	44,177
Coach Inc.	551	31,453
Dollar Tree Inc. (c)	766	38,965
Family Dollar Stores Inc.	448	27,894
Fossil Group Inc. (c)	370	38,235
Gap Inc.	924	38,575
Netflix Inc. (c)	391	82,566
PetSmart Inc.	451	30,211
Ross Stores Inc.	562	36,429
Starbucks Corp.	614	40,217
		512,430
CONSUMER STAPLES - 6.9%
Estee Lauder Cos. Inc. - Class A	549	36,124
Kroger Co.	1,214	41,925
		78,049
HEALTH CARE - 2.7%
Varian Medical Systems Inc. (c)	461	31,078

INDUSTRIALS - 18.9%
Boeing Co.	431	44,109
CH Robinson Worldwide Inc.	516	29,068
Fastenal Co.	765	35,087
Robert Half International Inc.	1,127	37,458
Rockwell Automation Inc.	404	33,573
Rockwell Collins Inc.	560	35,481
		214,776
INFORMATION TECHNOLOGY - 23.5%
Apple Inc.	55	21,678
Intel Corp.	1,628	39,422
Intuit Inc.	532	32,460
MasterCard Inc. - Class A	65	37,610
Paychex Inc.	983	35,904
Seagate Technology	1,274	57,107
Western Union Co.	2,526	43,217
		267,398
MATERIALS - 2.3%
CF Industries Holdings Inc.	150	25,654

Total Common Stocks (cost $957,710)		1,129,385

SHORT TERM INVESTMENTS - 2.0%

Investment Companies - 1.2%
JNL Money Market Fund, 0.01% (a) (h)	14,199	14,199

Securities Lending Collateral - 0.8%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	9,151	9,151

Total Short Term Investments (cost $23,350)		23,350

Total Investments - 101.4% (cost $981,060)		1,152,735
Other Assets and Liabilities, Net - (1.4%)		(16,096)
Total Net Assets - 100.0%		$1,136,639

JNL/S&P Dividend Income & Growth Fund

Portfolio Composition:	Percentage of Total Investments
Information Technology	12.7%
Health Care	10.6
Industrials	10.0
Consumer Discretionary	10.0
Financials	9.9
Materials	9.6
Energy	9.6
Utilities	8.9
Telecommunication Services	8.8
Consumer Staples	6.3
Short Term Investments	3.6
Total Investments	100.0%

	Shares/Par (p)	Value
COMMON STOCKS - 99.5%

CONSUMER DISCRETIONARY - 10.3%
Hasbro Inc. (e)	1,286	$57,664
Mattel Inc.	1,319	59,754
McDonald’s Corp.	568	56,270
		173,688
CONSUMER STAPLES - 6.5%
Kimberly-Clark Corp.	573	55,690
Sysco Corp.	1,553	53,047
		108,737
ENERGY - 9.9%
Chevron Corp.	468	55,395
ConocoPhillips	863	52,223
Occidental Petroleum Corp.	658	58,688
		166,306
FINANCIALS - 10.3%
CME Group Inc.	895	67,984
HCP Inc.	1,091	49,589
Kimco Realty Corp.	2,569	55,050
		172,623
HEALTH CARE - 10.9%
Bristol-Myers Squibb Co.	1,516	67,728
Johnson & Johnson	709	60,904
Pfizer Inc.	1,977	55,385
		184,017

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
INDUSTRIALS - 10.3%
Lockheed Martin Corp.	530	57,510
Norfolk Southern Corp.	819	59,517
Raytheon Co.	866	57,255
		174,282
INFORMATION TECHNOLOGY - 13.1%
Hewlett-Packard Co.	3,805	94,373
Intel Corp.	2,528	61,217
Microsoft Corp.	1,858	64,156
		219,746
MATERIALS - 10.0%
Air Products & Chemicals Inc.	596	54,617
E.I. du Pont de Nemours & Co.	1,147	60,195
Praxair Inc.	458	52,792
		167,604
TELECOMMUNICATION SERVICES - 9.0%
AT&T Inc.	1,440	50,985
CenturyLink Inc.	1,266	44,758
Verizon Communications Inc.	1,121	56,445
		152,188
UTILITIES - 9.2%
AGL Resources Inc.	1,261	54,039
Consolidated Edison Inc.	881	51,377
Southern Co.	1,129	49,814
		155,230
Total Common Stocks (cost $1,422,421)		1,674,421

SHORT TERM INVESTMENTS - 3.7%

Investment Companies - 1.0%
JNL Money Market Fund, 0.01% (a) (h)	16,374	16,374

Securities Lending Collateral - 2.7%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	45,407	45,407

Total Short Term Investments (cost $61,781)		61,781

Total Investments - 103.2% (cost $1,484,202)		1,736,202
Other Assets and Liabilities, Net - (3.2%)		(53,106)
Total Net Assets - 100.0%		$1,683,096

JNL/S&P Intrinsic Value Fund

Portfolio Composition:	Percentage of Total Investments
Information Technology	31.3%
Consumer Discretionary	22.6
Industrials	18.8
Health Care	17.3
Energy	4.3
Consumer Staples	3.6
Short Term Investments	2.1
Total Investments	100.0%

	Shares/Par (p)	Value
COMMON STOCKS - 99.8%

CONSUMER DISCRETIONARY - 23.1%
Big Lots Inc. (c)	966	$30,470
Comcast Corp. - Class A	735	30,765
CST Brands Inc. (c)	97	2,993
Gannett Co. Inc.	1,520	37,168
Macy’s Inc.	706	33,866
O’Reilly Automotive Inc. (c)	290	32,689
Omnicom Group Inc.	549	34,511
Staples Inc.	2,325	36,868
		239,330
CONSUMER STAPLES - 3.7%
Safeway Inc. (e)	1,595	37,749

ENERGY - 4.4%
Peabody Energy Corp.	1,087	15,915
Valero Energy Corp.	844	29,332
		45,247
HEALTH CARE - 17.6%
Aetna Inc.	632	40,158
AmerisourceBergen Corp.	644	35,971
Bristol-Myers Squibb Co.	837	37,387
Medtronic Inc.	643	33,078
St. Jude Medical Inc.	794	36,208
		182,802
INDUSTRIALS - 19.1%
Dun & Bradstreet Corp. (e)	342	33,307
General Dynamics Corp.	411	32,165
L-3 Communications Holdings Inc.	355	30,470
Northrop Grumman Systems Corp.	409	33,896
Raytheon Co.	478	31,606
Southwest Airlines Co.	2,865	36,925
		198,369
INFORMATION TECHNOLOGY - 31.9%
Applied Materials Inc.	2,544	37,934
CA Inc.	1,232	35,274
Cisco Systems Inc.	1,444	35,099
Dell Inc.	2,832	37,805
Hewlett-Packard Co.	2,092	51,873
KLA-Tencor Corp.	595	33,171
Symantec Corp.	1,456	32,707
Total System Services Inc.	1,240	30,364
Xerox Corp.	3,994	36,223
		330,450
Total Common Stocks (cost $852,297)		1,033,947

SHORT TERM INVESTMENTS - 2.1%

Investment Companies - 0.5%
JNL Money Market Fund, 0.01% (a) (h)	5,380	5,380

Securities Lending Collateral - 1.6%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	17,000	17,000

Total Short Term Investments (cost $22,380)		22,380

Total Investments - 101.9% (cost $874,677)		1,056,327
Other Assets and Liabilities, Net - (1.9%)		(19,906)
Total Net Assets - 100.0%		$1,036,421

JNL/S&P Total Yield Fund

Portfolio Composition:	Percentage of Total Investments
Financials	22.8%
Industrials	20.5
Information Technology	20.0
Consumer Discretionary	16.0
Consumer Staples	6.1
Telecommunication Services	4.7
Energy	2.6
Short Term Investments	7.3
Total Investments	100.0%

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
COMMON STOCKS - 99.7%

CONSUMER DISCRETIONARY - 17.2%
Apollo Group Inc. - Class A (c)	1,082	$19,174
GameStop Corp. - Class A (e)	791	33,247
Gannett Co. Inc.	1,160	28,374
Staples Inc.	1,775	28,148
Washington Post Co. - Class B	57	27,367
		136,310
CONSUMER STAPLES - 6.5%
Reynolds American Inc.	475	22,973
Safeway Inc.	1,214	28,715
		51,688
ENERGY - 2.8%
ConocoPhillips	365	22,063

FINANCIALS - 24.5%
American Express Co.	371	27,770
Citigroup Inc.	601	28,813
Goldman Sachs Group Inc.	176	26,663
JPMorgan Chase & Co.	505	26,684
Legg Mason Inc. (e)	813	25,222
MetLife Inc.	626	28,629
State Street Corp.	467	30,470
		194,251
INDUSTRIALS - 22.0%
Flowserve Corp.	450	24,283
General Electric Co.	983	22,789
L-3 Communications Holdings Inc.	270	23,167
Northrop Grumman Systems Corp.	311	25,777
Pitney Bowes Inc. (e)	1,856	27,241
Southwest Airlines Co.	2,179	28,086
Textron Inc.	884	23,027
		174,370
INFORMATION TECHNOLOGY - 21.6%
Applied Materials Inc.	1,935	28,854
CA Inc.	937	26,827
Harris Corp.	441	21,699
Hewlett-Packard Co.	1,599	39,643
Lam Research Corp. (c)	591	26,216
Xerox Corp.	3,049	27,656
		170,895
TELECOMMUNICATION SERVICES - 5.1%
AT&T Inc.	608	21,537
CenturyLink Inc.	535	18,898
		40,435
Total Common Stocks (cost $644,710)		790,012

SHORT TERM INVESTMENTS - 7.9%

Investment Companies - 0.5%
JNL Money Market Fund, 0.01% (a) (h)	4,173	4,173

Securities Lending Collateral - 7.4%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	58,223	58,223

Total Short Term Investments (cost $62,396)		62,396

Total Investments - 107.6% (cost $707,106)		852,408
Other Assets and Liabilities, Net - (7.6%)		(60,088)
Total Net Assets - 100.0%		$792,320

JNL/S&P 4 Fund

Portfolio Composition:	Percentage of Total Investments
Domestic Equity	100.0%
Total Investments	100.0%

	Shares/Par (p)	Value
INVESTMENT COMPANIES - 100.0%
JNL/S&P Competitive Advantage Fund (39.8%) (b)	31,196	$452,970
JNL/S&P Dividend Income & Growth Fund (26.9%) (b)	33,657	453,355
JNL/S&P Intrinsic Value Fund (44.3%) (b)	33,668	458,560
JNL/S&P Total Yield Fund (58.6%) (b)	35,925	464,509

Total Investment Companies (cost $1,351,021)		1,829,394

Total Investments - 100.0% (cost $1,351,021)		1,829,394
Other Assets and Liabilities, Net - (0.0%)		(108)
Total Net Assets - 100.0%		$1,829,286

JNL/S&P Managed Conservative Fund

Portfolio Composition:	Percentage of Total Investments
Domestic Fixed Income	69.4%
Domestic Equity	17.3
Global Fixed Income	6.9
International Fixed Income	2.8
International Equity	1.7
Alternative	1.0
Emerging Markets Equity	0.9
Total Investments	100.0%

	Shares/Par (p)	Value
INVESTMENT COMPANIES - 100.0%
JNL/DFA U.S. Core Equity Fund (13.2%) (b)	4,375	$40,908
JNL/Eagle SmallCap Equity Fund (0.6%) (b)	787	20,284
JNL/Franklin Templeton Global Multisector Bond Fund (9.6%) (b)	10,605	125,249
JNL/Franklin Templeton Small Cap Value Fund (2.8%) (b)	1,502	20,838
JNL/Goldman Sachs Core Plus Bond Fund (6.1%) (b)	4,351	52,951
JNL/Goldman Sachs Emerging Markets Debt Fund (5.8%) (b)	3,851	50,487
JNL/Invesco Global Real Estate Fund (1.3%) (b)	1,897	18,933
JNL/Invesco International Growth Fund (2.1%) (b)	1,682	18,618
JNL/JPMorgan International Value Fund (2.4%) (b)	1,759	12,789
JNL/JPMorgan MidCap Growth Fund (5.1%) (b)	1,829	46,317
JNL/JPMorgan U.S. Government & Quality Bond Fund (15.8%) (b)	15,840	217,165
JNL/Lazard Emerging Markets Fund (1.2%) (b)	1,678	17,472
JNL/PIMCO Real Return Fund (4.9%) (b)	10,139	120,039
JNL/PIMCO Total Return Bond Fund (5.4%) (b)	24,753	313,367
JNL/PPM America Floating Rate Income Fund (10.4%) (b)	9,828	105,753
JNL/PPM America High Yield Bond Fund (2.5%) (b)	7,388	54,152
JNL/PPM America Total Return Fund (20.6%) (b)	10,833	125,006

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
JNL/T. Rowe Price Established Growth Fund (1.4%) (b)	1,657	45,889
JNL/T. Rowe Price Short-Term Bond Fund (13.8%) (b)	27,865	278,650
JNL/T. Rowe Price Value Fund (4.0%) (b)	5,648	81,952
JNL/WMC Value Fund (3.7%) (b)	2,763	59,310

Total Investment Companies (cost $1,782,128)		1,826,129

Total Investments - 100.0% (cost $1,782,128)		1,826,129
Other Assets and Liabilities, Net - (0.0%)		(257)
Total Net Assets - 100.0%		$1,825,872

JNL/S&P Managed Moderate Fund

Portfolio Composition:	Percentage of Total Investments
Domestic Fixed Income	49.4%
Domestic Equity	31.2
Global Fixed Income	5.9
Alternative	4.0
International Fixed Income	3.7
Emerging Markets Equity	2.7
International Equity	2.0
Global Equity	1.1
Total Investments	100.0%

	Shares/Par (p)	Value
INVESTMENT COMPANIES - 100.0%
JNL/BlackRock Commodity Securities Strategy Fund (4.1%) (b)	5,703	$57,940
JNL/Eagle SmallCap Equity Fund (1.9%) (b)	1,447	37,284
JNL/Franklin Templeton Global Multisector Bond Fund (14.0%) (b)	15,483	182,862
JNL/Franklin Templeton Small Cap Value Fund (8.3%) (b)	4,413	61,206
JNL/Goldman Sachs Emerging Markets Debt Fund (13.0%) (b)	8,671	113,677
JNL/Goldman Sachs Mid Cap Value Fund (10.5%) (b)	8,297	105,782
JNL/Invesco Global Real Estate Fund (4.5%) (b)	6,681	66,673
JNL/Invesco International Growth Fund (4.7%) (b)	3,790	41,952
JNL/Invesco Small Cap Growth Fund (5.0%) (b)	1,437	23,660
JNL/JPMorgan International Value Fund (3.6%) (b)	2,701	19,638
JNL/JPMorgan MidCap Growth Fund (13.6%) (b)	4,826	122,189
JNL/JPMorgan U.S. Government & Quality Bond Fund (11.2%) (b)	11,243	154,140
JNL/Lazard Emerging Markets Fund (5.8%) (b)	8,091	84,231
JNL/Oppenheimer Global Growth Fund (4.4%) (b)	2,762	33,920
JNL/PIMCO Real Return Fund (4.8%) (b)	9,834	116,430
JNL/PIMCO Total Return Bond Fund (8.0%) (b)	36,364	460,373
JNL/PPM America Floating Rate Income Fund (11.9%) (b)	11,261	121,173
JNL/PPM America High Yield Bond Fund (5.6%) (b)	16,812	123,233
JNL/PPM America Total Return Fund (29.3%) (b)	15,422	177,970
JNL/T. Rowe Price Established Growth Fund (8.3%) (b)	10,089	279,256
JNL/T. Rowe Price Short-Term Bond Fund (18.8%) (b)	37,897	378,966
JNL/T. Rowe Price Value Fund (8.9%) (b)	12,695	184,202
JNL/WMC Value Fund (9.5%) (b)	7,079	151,987

Total Investment Companies (cost $2,957,074)		3,098,744

Total Investments - 100.0% (cost $2,957,074)		3,098,744
Other Assets and Liabilities, Net - (0.0%)		(420)
Total Net Assets - 100.0%		$3,098,324

JNL/S&P Managed Moderate Growth Fund

Portfolio Composition:	Percentage of Total Investments
Domestic Equity	43.2%
Domestic Fixed Income	31.5
Global Fixed Income	5.8
Alternative	5.5
Emerging Markets Equity	5.4
International Equity	4.2
International Fixed Income	2.7
Global Equity	1.7
Total Investments	100.0%

	Shares/Par (p)	Value
INVESTMENT COMPANIES - 100.0%
JNL/BlackRock Commodity Securities Strategy Fund (10.2%) (b)	14,071	$142,964
JNL/Eagle SmallCap Equity Fund (9.5%) (b)	4,899	126,243
JNL/Franklin Templeton Global Multisector Bond Fund (23.6%) (b)	26,101	308,248
JNL/Franklin Templeton Small Cap Value Fund (15.8%) (b)	8,368	116,070
JNL/Goldman Sachs Core Plus Bond Fund (8.7%) (b)	6,197	75,416
JNL/Goldman Sachs Emerging Markets Debt Fund (16.5%) (b)	11,042	144,757
JNL/Goldman Sachs Mid Cap Value Fund (16.3%) (b)	12,841	163,718
JNL/Invesco Global Real Estate Fund (10.0%) (b)	14,770	147,407
JNL/Invesco International Growth Fund (18.0%) (b)	14,393	159,335
JNL/Invesco Large Cap Growth Fund (21.6%) (b)	15,298	213,247
JNL/Invesco Small Cap Growth Fund (14.4%) (b)	4,159	68,454
JNL/JPMorgan International Value Fund (11.8%) (b)	8,761	63,693
JNL/JPMorgan MidCap Growth Fund (22.3%) (b)	7,945	201,176
JNL/JPMorgan U.S. Government & Quality Bond Fund (11.6%) (b)	11,677	160,089
JNL/Lazard Emerging Markets Fund (19.6%) (b)	27,187	283,018
JNL/Oppenheimer Global Growth Fund (11.5%) (b)	7,264	89,200
JNL/PIMCO Real Return Fund (3.6%) (b)	7,281	86,209
JNL/PIMCO Total Return Bond Fund (9.1%) (b)	41,598	526,629
JNL/PPM America Floating Rate Income Fund (4.8%) (b)	4,571	49,184
JNL/PPM America High Yield Bond Fund (9.0%) (b)	27,116	198,759
JNL/PPM America Mid Cap Value Fund (6.9%) (b)	1,436	17,778
JNL/PPM America Total Return Fund (25.4%) (b)	13,378	154,380
JNL/T. Rowe Price Established Growth Fund (19.2%) (b)	23,462	649,439

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
JNL/T. Rowe Price Short-Term Bond Fund (20.4%) (b)	41,145	411,450
JNL/T. Rowe Price Value Fund (18.8%) (b)	26,757	388,238
JNL/WMC Value Fund (20.8%) (b)	15,555	333,974

Total Investment Companies (cost $4,926,612)		5,279,075

Total Investments - 100.0% (cost $4,926,612)		5,279,075
Other Assets and Liabilities, Net - (0.0%)		(707)
Total Net Assets - 100.0%		$5,278,368

JNL/S&P Managed Growth Fund

Portfolio Composition:	Percentage of Total Investments
Domestic Equity	58.5%
Domestic Fixed Income	16.2
Alternative	6.3
International Equity	5.7
Global Equity	5.7
Emerging Markets Equity	4.7
International Fixed Income	1.9
Global Fixed Income	1.0
Total Investments	100.0%

	Shares/Par (p)	Value
INVESTMENT COMPANIES - 100.0%
JNL/BlackRock Commodity Securities Strategy Fund (9.3%) (b)	12,776	$129,801
JNL/Eagle SmallCap Equity Fund (28.1%) (b)	5,060	130,395
JNL/Franklin Templeton Global Multisector Bond Fund (2.7%) (b)	3,005	35,490
JNL/Franklin Templeton Small Cap Value Fund (11.1%) (b)	5,896	81,777
JNL/Goldman Sachs Emerging Markets Debt Fund (7.9%) (b)	5,251	68,841
JNL/Goldman Sachs Mid Cap Value Fund (13.5%) (b)	10,607	135,243
JNL/Invesco Global Real Estate Fund (6.9%) (b)	10,231	102,101
JNL/Invesco International Growth Fund (16.4%) (b)	13,173	145,821
JNL/Invesco Large Cap Growth Fund (28.1%) (b)	19,860	276,843
JNL/Invesco Small Cap Growth Fund (7.9%) (b)	2,276	37,457
JNL/JPMorgan International Value Fund (12.3%) (b)	9,120	66,305
JNL/JPMorgan MidCap Growth Fund (15.0%) (b)	5,355	135,595
JNL/JPMorgan U.S. Government & Quality Bond Fund (5.2%) (b)	5,254	72,036
JNL/Lazard Emerging Markets Fund (11.9%) (b)	16,548	172,265
JNL/M&G Global Basics Fund (47.4%) (b)	7,528	100,354
JNL/Oppenheimer Global Growth Fund (14.4%) (b)	9,072	111,406
JNL/PIMCO Real Return Fund (2.3%) (b)	4,768	56,448
JNL/PIMCO Total Return Bond Fund (2.4%) (b)	11,151	141,173
JNL/PPM America High Yield Bond Fund (5.0%) (b)	14,943	109,531
JNL/PPM America Mid Cap Value Fund (6.9%) (b)	1,436	17,778
JNL/PPM America Total Return Fund (6.2%) (b)	3,258	37,602
JNL/T. Rowe Price Established Growth Fund (15.4%) (b)	18,851	521,788
JNL/T. Rowe Price Mid-Cap Growth Fund (5.2%) (b)	3,162	106,036
JNL/T. Rowe Price Short-Term Bond Fund (9.0%) (b)	18,119	181,191
JNL/T. Rowe Price Value Fund (20.0%) (b)	28,417	412,336
JNL/WMC Value Fund (18.8%) (b)	14,040	301,438

Total Investment Companies (cost $3,325,377)		3,687,051

Total Investments - 100.0% (cost $3,325,377)		3,687,051
Other Assets and Liabilities, Net - (0.0%)		(512)
Total Net Assets - 100.0%		$3,686,539

JNL/S&P Managed Aggressive Growth Fund

Portfolio Composition:	Percentage of Total Investments
Domestic Equity	65.9%
Global Equity	8.1
Domestic Fixed Income	7.7
International Equity	6.2
Alternative	5.7
Emerging Markets Equity	4.6
International Fixed Income	1.8
Total Investments	100.0%

	Shares/Par (p)	Value
INVESTMENT COMPANIES - 100.0%
JNL/BlackRock Commodity Securities Strategy Fund (2.5%) (b)	3,404	$34,586
JNL/Eagle SmallCap Equity Fund (4.1%) (b)	2,061	53,123
JNL/Franklin Templeton Small Cap Value Fund (5.0%) (b)	2,656	36,844
JNL/Goldman Sachs Emerging Markets Debt Fund (2.6%) (b)	1,705	22,346
JNL/Goldman Sachs Mid Cap Value Fund (7.6%) (b)	5,985	76,312
JNL/Invesco Global Real Estate Fund (2.4%) (b)	3,597	35,893
JNL/Invesco International Growth Fund (7.9%) (b)	6,293	69,669
JNL/Invesco Large Cap Growth Fund (10.9%) (b)	7,690	107,205
JNL/JPMorgan International Value Fund (1.1%) (b)	840	6,109
JNL/JPMorgan MidCap Growth Fund (3.1%) (b)	1,087	27,512
JNL/Lazard Emerging Markets Fund (3.9%) (b)	5,446	56,692
JNL/M&G Global Basics Fund (22.3%) (b)	3,545	47,250
JNL/Oppenheimer Global Growth Fund (6.7%) (b)	4,200	51,575
JNL/PIMCO Total Return Bond Fund (0.8%) (b)	3,720	47,093
JNL/PPM America High Yield Bond Fund (1.1%) (b)	3,192	23,394
JNL/T. Rowe Price Established Growth Fund (5.3%) (b)	6,416	177,587
JNL/T. Rowe Price Mid-Cap Growth Fund (2.7%) (b)	1,670	56,009
JNL/T. Rowe Price Short-Term Bond Fund (1.2%) (b)	2,397	23,968
JNL/T. Rowe Price Value Fund (7.3%) (b)	10,336	149,978

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
JNL/WMC Value Fund (7.8%) (b)	5,802	124,570

Total Investment Companies (cost $1,073,172)		1,227,715

Total Investments - 100.0% (cost $1,073,172)		1,227,715
Other Assets and Liabilities, Net - (0.0%)		(191)
Total Net Assets - 100.0%		$1,227,524

JNL/T. Rowe Price Established Growth Fund * (z)

Portfolio Composition:	Percentage of Total Investments
Consumer Discretionary	26.1%
Information Technology	23.3
Industrials	11.4
Health Care	11.1
Consumer Staples	6.9
Financials	5.7
Energy	4.8
Materials	3.6
Telecommunication Services	3.1
Short Term Investments	4.0
Total Investments	100.0%

	Shares/Par (p)	Value
COMMON STOCKS - 99.0%

CONSUMER DISCRETIONARY - 26.9%
Amazon.com Inc. (c)	540	$149,980
AutoZone Inc. (c)	73	30,802
Carmax Inc. (c)	516	23,823
Chipotle Mexican Grill Inc. - Class A (c)	90	32,682
Home Depot Inc.	868	67,205
Las Vegas Sands Corp.	641	33,928
Lululemon Athletica Inc. (c) (e)	391	25,599
Netflix Inc. (c)	148	31,305
Priceline.com Inc. (c)	104	85,952
Starbucks Corp.	854	55,915
Starwood Hotels & Resorts Worldwide Inc.	366	23,115
Tesla Motors Inc. (c) (e)	257	27,638
Tractor Supply Co.	196	23,028
Other Securities		300,978
		909,752
CONSUMER STAPLES - 7.1%
Costco Wholesale Corp.	233	25,774
CVS Caremark Corp.	604	34,508
Green Mountain Coffee Roasters Inc. (c) (e)	333	24,965
Whole Foods Market Inc.	630	32,440
Other Securities		123,305
		240,992
ENERGY - 5.0%
FMC Technologies Inc. (c)	411	22,890
Pioneer Natural Resources Co.	158	22,914
Range Resources Corp.	390	30,162
Other Securities		92,498
		168,464
FINANCIALS - 5.9%
American Express Co.	558	41,701
American Tower Corp.	892	65,232
Invesco Ltd.	903	28,725
Other Securities		64,817
		200,475
HEALTH CARE - 11.4%
Biogen Idec Inc. (c)	270	57,997
Celgene Corp. (c)	248	28,970
Gilead Sciences Inc. (c)	1,523	77,969
McKesson Corp.	366	41,861
Valeant Pharmaceuticals International Inc. (c)	322	27,692
Other Securities		151,474
		385,963
INDUSTRIALS - 11.8%
Boeing Co.	254	26,020
Danaher Corp.	1,190	75,314
Fastenal Co.	866	39,711
Kansas City Southern	363	38,432
Precision Castparts Corp.	328	74,086
Roper Industries Inc.	293	36,359
Union Pacific Corp.	212	32,630
United Parcel Service Inc. - Class B	284	24,560
Other Securities		50,972
		398,084
INFORMATION TECHNOLOGY - 24.0%
Accenture Plc - Class A	391	28,122
Apple Inc.	84	33,271
eBay Inc. (c)	1,476	76,318
Google Inc. - Class A (c)	221	194,914
LinkedIn Corp. (c)	191	34,091
MasterCard Inc. - Class A	154	88,588
QUALCOMM Inc.	733	44,772
Red Hat Inc. (c)	507	24,245
Salesforce.com Inc. (c)	871	33,258
Visa Inc. - Class A	515	94,153
Other Securities		158,469
		810,201
MATERIALS - 3.7%
Ecolab Inc.	395	33,676
Praxair Inc.	309	35,573
Sherwin-Williams Co.	206	36,415
Other Securities		20,545
		126,209
TELECOMMUNICATION SERVICES - 3.2%
Crown Castle International Corp. (c)	1,275	92,290
Other Securities		14,735
		107,025
Total Common Stocks (cost $2,655,606)		3,347,165

PREFERRED STOCKS - 0.1%

INFORMATION TECHNOLOGY - 0.1%
Other Securities		4,707

Total Preferred Stocks (cost $5,164)		4,707

SHORT TERM INVESTMENTS - 4.1%

Investment Companies - 1.1%
JNL Money Market Fund, 0.01% (a) (h)	2,000	2,000
T. Rowe Price Reserves Investment Fund, 0.05% (a) (h)	34,654	34,654
		36,654
Securities Lending Collateral - 3.0%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	101,217	101,217

Total Short Term Investments (cost $137,871)		137,871

Total Investments - 103.2% (cost $2,798,641)		3,489,743
Other Assets and Liabilities, Net - (3.2%)		(108,922)
Total Net Assets - 100.0%		$3,380,821

See accompanying Notes to Financial Statements.

JNL/T. Rowe Price Mid-Cap Growth Fund * (z)

Portfolio Composition:	Percentage of Total Investments
Industrials	19.0%
Information Technology	17.4
Health Care	17.2
Consumer Discretionary	15.2
Financials	7.7
Energy	5.6
Consumer Staples	3.3
Materials	3.0
Utilities	1.3
Short Term Investments	10.3
Total Investments	100.0%

	Shares/Par (p)	Value
COMMON STOCKS - 94.6%

CONSUMER DISCRETIONARY - 16.1%
AutoZone Inc. (c)	50	$21,185
Carmax Inc. (c)	727	33,558
Charter Communications Inc. - Class A (c)	210	26,008
Dollar General Corp. (c)	451	22,744
Dollar Tree Inc. (c)	327	16,625
Kohl’s Corp.	350	17,679
O’Reilly Automotive Inc. (c)	175	19,709
WABCO Holdings Inc. (c)	226	16,880
Other Securities		155,773
		330,161
CONSUMER STAPLES - 3.5%
Green Mountain Coffee Roasters Inc. (c) (e)	271	20,341
Other Securities		50,724
		71,065
ENERGY - 5.9%
EQT Corp.	351	27,859
Range Resources Corp.	326	25,206
SM Energy Co.	350	20,993
Other Securities		46,798
		120,856
FINANCIALS - 8.1%
CBOE Holdings Inc.	399	18,609
Fidelity National Financial Inc. - Class A	705	16,786
HCC Insurance Holdings Inc.	400	17,244
MSCI Inc. - Class A (c)	503	16,735
Progressive Corp.	650	16,523
TD Ameritrade Holding Corp.	850	20,646
Other Securities		60,194
		166,737
HEALTH CARE - 18.2%
Agilent Technologies Inc.	400	17,104
CareFusion Corp. (c)	626	23,068
Covance Inc. (c)	341	25,964
Dentsply International Inc.	703	28,795
Henry Schein Inc. (c)	200	19,150
Idexx Laboratories Inc. (c)	214	19,213
Laboratory Corp. of America Holdings (c)	301	30,130
Other Securities		209,143
		372,567
INDUSTRIALS - 20.1%
AMETEK Inc.	523	22,123
Babcock & Wilcox Co.	804	24,144
Equifax Inc.	300	17,679
Fastenal Co.	526	24,117
IDEX Corp.	462	24,860
IHS Inc. - Class A (c)	321	33,506
Manpower Inc.	476	26,085
Pall Corp.	385	25,576
Quanta Services Inc. (c)	954	25,243
Roper Industries Inc.	200	24,844
Textron Inc.	1,002	26,102
Verisk Analytics Inc. - Class A (c)	287	17,134
Other Securities		119,581
		410,994
INFORMATION TECHNOLOGY - 18.2%
Akamai Technologies Inc. (c)	503	21,403
Amdocs Ltd.	651	24,146
Concur Technologies Inc. (c) (e)	200	16,276
FactSet Research Systems Inc. (e)	200	20,388
Fiserv Inc. (c)	351	30,681
Gartner Inc. - Class A (c)	416	23,708
JDS Uniphase Corp. (c)	1,501	21,584
Motorola Solutions Inc.	350	20,205
Red Hat Inc. (c)	451	21,567
VeriSign Inc. (c)	403	17,998
Xilinx Inc.	462	18,300
Other Securities		136,605
		372,861
MATERIALS - 3.2%
Rockwood Holdings Inc.	254	16,264
Other Securities		48,331
		64,595
UTILITIES - 1.3%
Calpine Corp. (c)	1,302	27,641

Total Common Stocks (cost $1,458,357)		1,937,477

PREFERRED STOCKS - 0.2%

CONSUMER DISCRETIONARY - 0.0%
Other Securities		417

INFORMATION TECHNOLOGY - 0.2%
Other Securities		4,364

Total Preferred Stocks (cost $10,310)		4,781

SHORT TERM INVESTMENTS - 11.0%

Investment Companies - 4.8%
JNL Money Market Fund, 0.01% (a) (h)	1,000	1,000
T. Rowe Price Reserves Investment Fund, 0.05% (a) (h)	95,997	95,997
		96,997
Securities Lending Collateral - 6.2%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	126,123	126,123

Total Short Term Investments (cost $223,120)		223,120

Total Investments - 105.8% (cost $1,691,787)		2,165,378
Other Assets and Liabilities, Net - (5.8%)		(117,920)
Total Net Assets - 100.0%		$2,047,458

See accompanying Notes to Financial Statements.

JNL/T. Rowe Price Short-Term Bond Fund * (z)

Portfolio Composition:	Percentage of Total Investments
Financials	22.1%
Non-U.S. Government Agency ABS	18.6
U.S. Government Agency MBS	16.2
Government Securities	8.7
Energy	8.2
Consumer Discretionary	4.2
Consumer Staples	3.6
Utilities	3.4
Health Care	2.8
Telecommunication Services	2.7
Industrials	2.4
Information Technology	1.8
Materials	1.5
Short Term Investments	3.8
Total Investments	100.0%

	Shares/Par (p)	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 18.7%
Ally Auto Receivables Trust
0.97%, 08/17/15	$563	$564
0.57%, 08/20/15	5,990	5,969
0.99%, 11/16/15	3,007	3,013
Ally Master Owner Trust
2.15%, 01/15/16	355	357
0.99%, 02/15/17 (i)	8,000	8,026
1.00%, 02/15/18	580	575
American Express Credit Account Master Trust
0.36%, 04/17/17 (i)	3,185	3,183
0.99%, 03/15/18	2,840	2,836
1.29%, 03/15/18 (r)	3,245	3,267
1.07%, 05/15/18 (r)	770	774
AmeriCredit Automobile Receivables Trust
1.61%, 10/08/15	884	885
2.33%, 03/08/16	1,935	1,953
1.17%, 05/09/16	3,140	3,149
1.55%, 07/08/16	5,165	5,203
1.73%, 02/08/17	1,710	1,725
1.19%, 05/08/18	2,560	2,534
Banc of America Commercial Mortgage Inc. REMIC
4.63%, 12/10/42	680	689
4.62%, 07/10/43	3,200	3,276
4.67%, 07/10/43	7,804	8,263
5.92%, 05/10/45 (i)	6,510	7,188
5.63%, 07/10/46	1,860	2,041
Banc of America Commercial Mortgage Trust REMIC, 5.37%, 09/10/45 (i)	3,260	3,548
Bear Stearns Commercial Mortgage Securities Inc.
5.20%, 01/12/41	835	847
REMIC, 5.20%, 12/11/38	4,560	5,032
REMIC, 5.12%, 02/11/41 (i)	2,323	2,453
REMIC, 4.67%, 06/11/41	1,050	1,105
REMIC, 5.54%, 09/11/41	1,280	1,415
REMIC, 5.75%, 09/11/42	2,321	2,454
REMIC, 5.61%, 06/11/50	544	549
REMIC, 5.70%, 06/11/50	815	845
CarMax Auto Owner Trust
2.04%, 10/15/15	2,420	2,442
0.91%, 12/15/15	2,617	2,622
3.75%, 12/15/15	660	673
4.88%, 08/15/16	420	431
0.89%, 09/15/16	1,650	1,654
0.84%, 03/15/17	3,040	3,046
0.52%, 07/17/17	3,095	3,075
CNH Equipment Trust
0.91%, 08/15/16	2,334	2,337
0.94%, 05/15/17	4,480	4,489
0.69%, 06/15/18	6,910	6,869
Ford Credit Auto Lease Trust
1.34%, 09/15/14	1,215	1,218
0.85%, 01/15/15	2,385	2,387
1.01%, 05/15/16	2,130	2,092
1.28%, 06/15/16	1,565	1,544
REMIC, 1.10%, 12/15/15 (r)	735	727
REMIC, 1.50%, 03/15/17 (r)	910	907
Ford Credit Auto Owner Trust
2.42%, 11/15/14	650	653
8.14%, 02/15/16 (r)	415	427
4.05%, 10/15/16	645	667
Ford Credit Floorplan Master Owner Trust
0.74%, 09/15/16	3,945	3,951
4.20%, 02/15/17 (r)	3,120	3,284
4.99%, 02/15/17 (r)	2,230	2,350
REMIC, 1.50%, 09/15/15	3,700	3,708
GE Dealer Floorplan Master Note Trust
0.63%, 10/20/17 (i)	5,265	5,227
0.59%, 04/20/18 (i)	4,635	4,614
GS Mortgage Securities Corp. II REMIC
5.55%, 04/10/38 (i)	2,240	2,440
2.33%, 03/10/44 (r)	2,360	2,394
5.98%, 08/10/45 (i)	1,065	1,132
Hyundai Auto Receivables Trust
0.72%, 03/15/16	2,297	2,300
3.51%, 11/15/17	6,830	7,184
0.73%, 06/15/18	4,305	4,267
0.75%, 09/17/18	3,900	3,854
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC
4.72%, 02/11/41	242	245
5.54%, 10/12/41	1,854	2,059
1.53%, 07/15/46 (r)	2,384	2,399
Mercedes-Benz Master Owner Trust, 0.79%, 11/15/17 (r)	9,925	9,846
Morgan Stanley Capital I Trust REMIC
5.27%, 06/13/41 (i)	880	906
4.78%, 12/13/41	935	974
4.99%, 08/13/42	1,565	1,662
6.46%, 01/11/43 (i)	1,973	2,050
5.73%, 07/12/44 (i)	2,791	3,084
SBA Tower Trust REMIC
2.93%, 12/15/17 (r)	6,310	6,366
2.24%, 04/15/18 (r)	2,925	2,863
3.60%, 04/15/18 (r)	2,270	2,245
Volkswagen Auto Loan Enhanced Trust
1.22%, 06/22/15	2,479	2,486
0.56%, 08/21/17	7,835	7,783
Other Securities		163,378

Total Non-U.S. Government Agency Asset-Backed Securities (cost $379,494)		377,029

CORPORATE BONDS AND NOTES - 52.7%

CONSUMER DISCRETIONARY - 4.2%
DIRECTV Holdings LLC
4.75%, 10/01/14	7,460	7,806
3.50%, 03/01/16	2,635	2,768
1.75%, 01/15/18	3,120	3,011
Other Securities		71,188
		84,773
CONSUMER STAPLES - 3.6%
Bunge Ltd. Finance Corp.
5.35%, 04/15/14	1,860	1,917
5.10%, 07/15/15	1,650	1,774
3.20%, 06/15/17	6,640	6,791
Coca-Cola Amatil Ltd., 3.25%, 11/02/14 (r)	6,605	6,820

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Coca-Cola Co., 0.25%, 03/05/15 (i)	3,475	3,475
Other Securities		52,374
		73,151
ENERGY - 8.2%
Anadarko Petroleum Corp.
5.75%, 06/15/14	4,275	4,469
6.38%, 09/15/17	4,205	4,834
BP Capital Markets Plc, 3.63%, 05/08/14	9,050	9,285
Energy Transfer Partners LP
8.50%, 04/15/14	4,390	4,644
5.95%, 02/01/15	4,110	4,403
6.70%, 07/01/18	625	734
Other Securities		137,152
		165,521
FINANCIALS - 22.2%
American Honda Finance Corp.
0.39%, 04/08/14 (i) (r)	3,500	3,503
1.45%, 02/27/15 (r)	5,775	5,834
0.65%, 05/26/16 (i) (r)	4,910	4,902
American International Group Inc.
4.25%, 09/15/14	8,350	8,659
3.00%, 03/20/15	1,215	1,252
Bank of America Corp.
1.50%, 10/09/15	9,490	9,467
1.25%, 01/11/16	5,045	4,975
1.09%, 03/22/16 (i)	2,030	2,024
Bank of New York Mellon Corp.
0.70%, 10/23/15	10,155	10,118
0.51%, 03/04/16 (i)	5,070	5,066
Barclays Bank Plc, 5.20%, 07/10/14	9,995	10,426
Capital One Financial Corp.
6.25%, 11/15/13 (e)	2,046	2,089
2.13%, 07/15/14	4,015	4,062
2.15%, 03/23/15	3,065	3,113
Caterpillar Financial Services Corp.
0.70%, 11/06/15	8,110	8,092
0.51%, 02/26/16 (i)	2,470	2,468
Citigroup Inc.
1.25%, 01/15/16	6,770	6,688
1.06%, 04/01/16 (i)	7,260	7,278
Ford Motor Credit Co. LLC
3.88%, 01/15/15	6,145	6,333
2.75%, 05/15/15	3,630	3,680
3.00%, 06/12/17	2,090	2,094
General Electric Capital Corp.
1.88%, 09/16/13 (e)	1,535	1,540
2.38%, 06/30/15	5,820	5,968
0.98%, 04/02/18 (i)	8,150	8,184
Goldman Sachs Group Inc., 1.60%, 11/23/15	13,785	13,815
HSBC Bank Plc, 0.92%, 05/15/18 (i) (r)	4,875	4,875
HSBC USA Inc.
2.38%, 02/13/15	3,225	3,295
1.63%, 01/16/18	4,480	4,369
Hyundai Capital America, 1.63%, 10/02/15 (r)	1,870	1,864
Hyundai Capital Services Inc.
4.38%, 07/27/16 (r)	5,345	5,665
3.50%, 09/13/17 (r)	1,725	1,756
John Deere Capital Corp.
0.37%, 10/08/14 (i)	7,265	7,271
0.40%, 01/12/15 (i)	7,155	7,152
JPMorgan Chase & Co.
0.89%, 02/26/16 (i)	5,695	5,683
2.00%, 08/15/17	8,560	8,493
MetLife Institutional Funding II
1.17%, 04/04/14 (i) (r)	2,430	2,445
0.64%, 01/06/15 (i) (r)	2,800	2,805
Metropolitan Life Global Funding I
1.70%, 06/29/15 (r)	4,365	4,433
1.50%, 01/10/18 (r)	3,440	3,334
Morgan Stanley
0.76%, 10/15/15 (i)	3,495	3,427
1.52%, 02/25/16 (i)	9,680	9,653
1.56%, 04/25/18 (e) (i)	5,755	5,644
Nordea Bank AB, 0.88%, 05/13/16 (r)	10,140	10,027
Principal Life Global Funding II
1.13%, 09/18/15 (r)	3,820	3,826
0.64%, 05/27/16 (i) (r)	10,015	9,981
Sumitomo Mitsui Banking Corp.
1.90%, 01/12/15 (e) (r)	6,225	6,305
0.90%, 01/18/16 (e)	3,235	3,203
Swedbank AB, 1.75%, 03/12/18 (r)	9,235	8,969
Wachovia Bank NA, 4.88%, 02/01/15	2,210	2,340
Wachovia Capital Trust III, 5.57%, (callable at 100 beginning 08/14/13) (m)	425	417
Wells Fargo & Co.
1.25%, 02/13/15	5,940	5,973
2.10%, 05/08/17	3,120	3,130
Westpac Banking Corp.
2.10%, 08/02/13	3,250	3,255
1.13%, 09/25/15	5,595	5,618
Other Securities		159,378
		446,216
HEALTH CARE - 2.8%
Agilent Technologies Inc.
2.50%, 07/15/13	3,748	3,751
6.50%, 11/01/17	4,410	5,086
Other Securities		48,361
		57,198
INDUSTRIALS - 2.4%
General Electric Co., 0.85%, 10/09/15	3,720	3,716
Other Securities		43,904
		47,620
INFORMATION TECHNOLOGY - 1.8%
Other Securities		36,193

MATERIALS - 1.5%
Other Securities		29,162

TELECOMMUNICATION SERVICES - 2.6%
American Tower Corp., 4.63%, 04/01/15	9,900	10,461
Other Securities		42,377
		52,838
UTILITIES - 3.4%
Other Securities		67,345

Total Corporate Bonds and Notes (cost $1,057,331)		1,060,017

GOVERNMENT AND AGENCY OBLIGATIONS - 24.9%

GOVERNMENT SECURITIES - 8.7%
Federal Home Loan Bank - 0.9% (w)
Federal Home Loan Bank, 0.50%, 11/20/15	18,965	18,935
Federal Home Loan Mortgage Corp. - 0.9% (w)
Federal Home Loan Mortgage Corp.
0.88%, 10/28/13	11,915	11,944
0.50%, 04/17/15	6,260	6,275
		18,219
Federal National Mortgage Association - 2.1% (w)
Federal National Mortgage Association
1.00%, 09/23/13	4,415	4,423
0.75%, 12/19/14	13,110	13,190
0.50%, 07/02/15	3,425	3,430

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
0.88%, 08/28/17	16,400	16,075
0.88%, 10/26/17	5,995	5,860
		42,978
Municipals - 0.3%
Other Securities		5,247
Sovereign - 0.5%
Mexico Bonos, 9.50%, 12/18/14, MXN	115,985	9,619
Treasury Inflation Index Securities - 2.7%
U.S. Treasury Inflation Indexed Note
1.88%, 07/15/13 (n)	28,572	28,600
2.00%, 07/15/14 (n)	14,490	14,957
0.50%, 04/15/15 (n)	10,505	10,766
		54,323
U.S. Treasury Securities - 1.3%
U.S. Treasury Note, 0.25%, 09/30/14 (o)	25,425	25,434

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 16.2%
Federal Home Loan Mortgage Corp. - 1.9%
Federal Home Loan Mortgage Corp.
4.00%, 02/01/14	1	1
4.00%, 03/01/14	2	2
4.00%, 03/01/14	2	2
4.00%, 03/01/14	1	2
4.00%, 03/01/14	1	1
4.00%, 03/01/14	1	1
4.00%, 03/01/14	1	1
4.00%, 03/01/14	6	7
4.00%, 03/01/14	2	2
4.00%, 04/01/14	1	1
4.00%, 04/01/14	1	1
4.00%, 04/01/14	2	2
5.00%, 10/01/17	118	124
5.00%, 10/01/17	108	114
5.00%, 11/01/17	270	285
5.00%, 01/01/18	422	446
5.00%, 03/01/18	99	104
5.00%, 03/01/18	936	989
5.00%, 06/01/18	144	152
4.50%, 11/01/18	135	141
1.37%, 05/25/19	7,426	7,440
5.50%, 10/01/19	221	238
5.50%, 01/01/20	181	195
5.50%, 01/01/20	138	150
5.50%, 05/01/20	137	148
5.50%, 07/01/20	113	123
4.50%, 08/01/20	57	60
5.00%, 12/01/23	2,260	2,420
4.50%, 08/01/25	1,128	1,188
4.00%, 05/01/26	1,628	1,709
2.41%, 09/01/33 (i)	143	152
2.88%, 09/01/33 (i)	26	27
2.28%, 10/01/34 (i)	66	70
2.38%, 11/01/34 (i)	120	128
2.90%, 11/01/34 (i)	41	44
2.91%, 11/01/34 (i)	63	67
2.98%, 11/01/34 (i)	30	32
2.56%, 01/01/35 (i)	68	72
2.31%, 02/01/35 (i)	62	65
2.40%, 02/01/35 (i)	120	128
2.50%, 02/01/35 (i)	74	79
2.50%, 02/01/35 (i)	54	58
2.55%, 02/01/35 (i)	69	73
2.56%, 02/01/35 (i)	32	34
2.78%, 02/01/35 (i)	72	77
2.61%, 06/01/35 (i)	592	633
2.59%, 09/01/35 (i)	882	933
2.80%, 10/01/35 (i)	429	456
2.73%, 11/01/35 (i)	293	312
2.49%, 03/01/36 (i)	412	438
6.00%, 11/01/37	2,024	2,194
REMIC, 1.43%, 08/25/17	5,810	5,830
REMIC, 5.00%, 10/15/21	482	509
REMIC, 0.64%, 05/15/36 (i)	542	548
REMIC, 0.69%, 08/15/41 (i)	3,209	3,250
REMIC, 0.69%, 07/15/42 (i)	6,751	6,778
		39,036
Federal National Mortgage Association - 12.5%
Federal National Mortgage Association
5.50%, 01/01/17	22	24
5.50%, 01/01/17	18	19
5.50%, 01/01/17	10	10
5.50%, 03/01/18	22	23
5.50%, 12/01/18	117	124
5.50%, 01/01/19	237	250
5.50%, 05/01/19	124	131
4.50%, 06/01/19	284	301
5.00%, 07/01/19	1,569	1,675
5.00%, 12/01/19	1,835	1,959
4.50%, 12/01/20	4,611	4,896
4.50%, 12/01/20	3,320	3,522
4.50%, 04/01/23	2,881	3,056
5.00%, 05/01/23	247	265
5.00%, 06/01/23	1,117	1,190
5.50%, 01/01/24	1,361	1,468
4.50%, 08/01/24	5,468	5,947
4.50%, 09/01/24	1,811	1,949
4.50%, 10/01/24	777	843
4.50%, 11/01/24	2,661	2,821
4.50%, 11/01/24	576	620
4.50%, 12/01/24	769	828
4.00%, 02/01/25	102	110
4.00%, 03/01/25	1,454	1,563
4.00%, 05/01/25	162	171
4.50%, 05/01/25	1,047	1,109
4.00%, 07/01/25	733	772
5.50%, 07/01/25	3,682	3,970
5.00%, 09/01/25	3,921	4,202
5.00%, 09/01/25	971	1,040
3.50%, 10/01/25	1,749	1,825
4.00%, 11/01/25	2,055	2,167
3.50%, 12/01/25	3,253	3,395
3.50%, 12/01/25	4,108	4,287
3.50%, 01/01/26	2,480	2,589
3.50%, 01/01/26	325	339
3.50%, 01/01/26	2,896	3,020
4.00%, 01/01/26	1,738	1,832
4.00%, 01/01/26	5,628	5,933
3.50%, 03/01/26	125	130
3.50%, 03/01/26	1,129	1,177
4.00%, 04/01/26	3,067	3,233
4.50%, 04/01/26	6,035	6,397
4.50%, 04/01/26	951	1,008
4.50%, 07/01/26	1,152	1,221
3.50%, 09/01/26	783	817
4.00%, 09/01/26	973	1,025
4.00%, 09/01/26	2,717	2,864
3.00%, 10/01/26	321	331
4.00%, 10/01/26	1,784	1,881
4.50%, 10/01/26	8,445	8,948
3.50%, 11/01/26	4,158	4,335
3.50%, 12/01/26	2,336	2,437
4.00%, 12/01/26	3,271	3,448
3.50%, 01/01/27	375	391
3.50%, 01/01/27	4,669	4,870
2.50%, 09/01/27	7,459	7,506

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
3.00%, 09/01/27	3,023	3,113
3.00%, 09/01/27	10,705	11,017
2.50%, 10/01/27	6,547	6,585
2.50%, 01/01/28	3,659	3,681
2.40%, 03/01/33 (i)	4	5
1.92%, 06/01/33 (i)	47	49
2.34%, 06/01/33 (i)	507	540
2.36%, 07/01/33 (i)	41	43
2.75%, 09/01/33 (i)	5	5
5.50%, 10/01/33	88	97
5.00%, 11/01/33	607	657
2.32%, 12/01/33 (i)	2	2
2.35%, 12/01/33 (i)	520	552
2.46%, 04/01/34 (i)	12	13
2.57%, 04/01/34 (i)	5,038	5,344
5.50%, 04/01/34	60	66
5.50%, 04/01/34	1,492	1,633
5.50%, 07/01/34	189	208
2.62%, 10/01/34 (i)	22	23
2.49%, 11/01/34 (i)	656	707
2.50%, 11/01/34 (i)	6	6
2.78%, 11/01/34 (i)	142	151
2.52%, 12/01/34 (i)	65	69
2.46%, 01/01/35 (i)	94	101
2.47%, 01/01/35 (i)	70	75
2.49%, 01/01/35 (i)	74	78
2.53%, 01/01/35 (i)	26	27
2.39%, 02/01/35 (i)	188	199
2.51%, 02/01/35 (i)	47	50
2.26%, 03/01/35 (i)	62	65
1.97%, 04/01/35 (i)	401	424
2.69%, 04/01/35 (i)	142	149
2.74%, 04/01/35 (i)	336	353
2.19%, 05/01/35 (i)	690	729
2.26%, 05/01/35 (i)	258	273
2.47%, 05/01/35 (i)	78	84
2.42%, 06/01/35 (i)	684	730
2.64%, 06/01/35 (i)	478	512
2.30%, 07/01/35 (i)	468	488
2.71%, 07/01/35 (i)	431	459
5.00%, 07/01/35	862	930
1.88%, 08/01/35 (i)	834	867
2.53%, 08/01/35 (i)	552	589
5.00%, 08/01/35	1,672	1,802
2.57%, 11/01/35 (i)	792	842
2.70%, 11/01/35 (i)	309	329
5.50%, 11/01/35	3,845	4,170
5.50%, 12/01/35	823	899
2.19%, 02/01/36 (i)	954	1,009
2.61%, 02/01/36 (i)	378	402
2.52%, 03/01/36 (i)	286	305
2.61%, 03/01/36 (i)	642	683
5.50%, 04/01/36	3,958	4,292
6.00%, 04/01/36	30	32
6.00%, 06/01/36	49	53
5.50%, 07/01/36	921	1,010
5.50%, 09/01/36	969	1,061
6.00%, 01/01/37	93	101
6.00%, 03/01/37	159	173
5.50%, 04/01/37	640	701
6.00%, 05/01/37	181	197
5.50%, 08/01/37	2,531	2,745
5.50%, 08/01/37	1,365	1,497
5.50%, 08/01/37	468	513
5.50%, 01/01/38	1,570	1,703
5.50%, 01/01/38	1,800	1,952
5.00%, 05/01/38	5,028	5,418
5.50%, 06/01/38	494	535
5.50%, 06/01/38	782	848
5.50%, 09/01/38	3,725	4,039
5.50%, 05/01/39	593	643
6.00%, 09/01/39	2,024	2,199
5.50%, 11/01/39	552	598
5.50%, 12/01/39	9,924	10,763
5.50%, 05/01/40	3,396	3,683
4.00%, 03/01/41	10,257	10,732
5.00%, 07/01/41	1,723	1,884
4.00%, 10/01/41	10,450	10,889
REMIC, 5.00%, 08/25/19	2,292	2,452
REMIC, 5.00%, 11/25/21	730	769
REMIC, 0.64%, 07/25/42 (i)	5,668	5,714
		251,649
Government National Mortgage Association - 1.8%
Government National Mortgage Association
7.00%, 12/15/17	299	318
5.50%, 07/15/20	171	181
3.00%, 06/20/27	836	864
3.00%, 08/20/27	353	366
2.50%, 09/20/27	4,771	4,817
3.00%, 09/20/27	9,160	9,468
6.00%, 07/15/36	2,961	3,457
3.50%, 03/20/43	5,334	5,491
REMIC, 0.64%, 07/16/42 (i)	11,567	11,657
		36,619
Total Government and Agency Obligations (cost $503,590)		502,059

SHORT TERM INVESTMENTS - 3.8%

Investment Companies - 3.5%
JNL Money Market Fund, 0.01% (a) (h)	12,000	12,000
T. Rowe Price Reserves Investment Fund, 0.05% (a) (h)	58,315	58,315
		70,315
Securities Lending Collateral - 0.3%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	6,145	6,145

Total Short Term Investments (cost $76,460)		76,460

Total Investments - 100.1% (cost $2,016,875)		2,015,565
Other Assets and Liabilities, Net - (0.1%)		(2,440)
Total Net Assets - 100.0%		$2,013,125

JNL/T. Rowe Price Value Fund * (z)

Portfolio Composition:	Percentage of Total Investments
Financials	23.3%
Health Care	18.4
Industrials	8.6
Energy	8.4
Information Technology	7.8
Consumer Discretionary	7.5
Utilities	6.7
Consumer Staples	6.2
Materials	5.5
Telecommunication Services	1.8
Short Term Investments	5.8
Total Investments	100.0%

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
COMMON STOCKS - 99.2%

CONSUMER DISCRETIONARY - 7.9%
Carnival Corp.	630	$21,592
Comcast Corp. - Class A	141	5,913
Comcast Corp. - Special Class A	359	14,253
Kohl’s Corp.	451	22,760
Time Warner Cable Inc.	118	13,284
Time Warner Inc.	128	7,424
TRW Automotive Holdings Corp. (c)	323	21,454
Other Securities		56,070
		162,750
CONSUMER STAPLES - 6.5%
Procter & Gamble Co.	622	47,888
Other Securities		86,064
		133,952
ENERGY - 8.9%
Apache Corp.	283	23,732
Chevron Corp.	145	17,195
Phillips 66	623	36,725
Pioneer Natural Resources Co.	140	20,244
Valero Energy Corp.	687	23,891
Other Securities		61,669
		183,456
FINANCIALS - 24.5%
Bank of America Corp.	2,156	27,722
Capital One Financial Corp.	375	23,522
Citigroup Inc.	448	21,486
JPMorgan Chase & Co.	1,740	91,844
Marsh & McLennan Cos. Inc.	518	20,659
MetLife Inc.	1,185	54,207
Morgan Stanley	1,118	27,308
PNC Financial Services Group Inc.	316	23,072
State Street Corp.	298	19,426
TD Ameritrade Holding Corp.	676	16,420
U.S. Bancorp	921	33,301
Wells Fargo & Co.	465	19,195
Weyerhaeuser Co.	687	19,569
XL Group Plc	620	18,810
Other Securities		89,081
		505,622
HEALTH CARE - 19.4%
Agilent Technologies Inc.	415	17,724
Covidien Plc	278	17,463
Johnson & Johnson	640	54,942
Merck & Co. Inc.	1,511	70,167
Pfizer Inc. (e)	2,975	83,330
Thermo Fisher Scientific Inc.	496	41,977
UnitedHealth Group Inc.	397	26,022
Other Securities		88,179
		399,804
INDUSTRIALS - 9.1%
Boeing Co.	353	36,110
General Electric Co.	730	16,929
Honeywell International Inc.	363	28,776
United Continental Holdings Inc. (c)	590	18,464
United Technologies Corp.	349	32,464
US Airways Group Inc. (c) (e)	997	16,364
Other Securities		38,311
		187,418
INFORMATION TECHNOLOGY - 8.2%
Avago Technologies Ltd.	529	19,774
Cisco Systems Inc.	1,945	47,273
Micron Technology Inc. (c)	1,704	24,420
Texas Instruments Inc.	696	24,284
Other Securities		53,630
		169,381
MATERIALS - 5.7%
Celanese Corp. - Class A	596	26,692
International Paper Co.	772	34,185
LyondellBasell Industries NV	583	38,650
Other Securities		19,155
		118,682
TELECOMMUNICATION SERVICES - 1.9%
AT&T Inc.	1,137	40,239

UTILITIES - 7.1%
AES Corp.	2,516	30,164
Entergy Corp.	259	18,075
Exelon Corp.	558	17,225
NRG Energy Inc.	1,284	34,282
Other Securities		46,541
		146,287
Total Common Stocks (cost $1,682,202)		2,047,591

SHORT TERM INVESTMENTS - 6.1%

Investment Companies - 0.7%
JNL Money Market Fund, 0.01% (a) (h)	1,250	1,250
T. Rowe Price Reserves Investment Fund, 0.05% (a) (h)	14,127	14,127
		15,377
Securities Lending Collateral - 5.4%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	110,467	110,467

Total Short Term Investments (cost $125,844)		125,844

Total Investments - 105.3% (cost $1,808,046)		2,173,435
Other Assets and Liabilities, Net - (5.3%)		(110,181)
Total Net Assets - 100.0%		$2,063,254

JNL/UBS Large Cap Select Growth Fund

Portfolio Composition:	Percentage of Total Investments
Information Technology	31.9%
Consumer Discretionary	20.7
Health Care	13.6
Industrials	13.0
Energy	4.9
Consumer Staples	4.9
Financials	3.5
Telecommunication Services	1.9
Materials	1.6
Investment Companies	0.1
Short Term Investments	3.9
Total Investments	100.0%

	Shares/Par (p)	Value
COMMON STOCKS - 96.8%

CONSUMER DISCRETIONARY - 20.8%
Amazon.com Inc. (c)	51	$14,190
Dollar General Corp. (c)	249	12,562
Las Vegas Sands Corp.	172	9,120
Liberty Global Plc - Class A (c)	68	5,015
Lululemon Athletica Inc. (c) (e)	129	8,468
Michael Kors Holdings Ltd. (c)	173	10,717

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Mohawk Industries Inc. (c)	56	6,243
Nike Inc. - Class B	179	11,424
Priceline.com Inc. (c)	18	14,888
Ralph Lauren Corp. - Class A	53	9,174
		101,801
CONSUMER STAPLES - 5.0%
Estee Lauder Cos. Inc. - Class A	155	10,161
Kellogg Co.	107	6,873
Monster Beverage Corp. (c)	119	7,238
		24,272
ENERGY - 5.0%
Cabot Oil & Gas Corp. - Class A	56	3,998
Concho Resources Inc. (c)	81	6,807
EOG Resources Inc.	29	3,766
FMC Technologies Inc. (c)	88	4,878
Schlumberger Ltd.	68	4,844
		24,293
FINANCIALS - 3.5%
Discover Financial Services	158	7,503
Progressive Corp.	198	5,038
Realogy Holdings Corp. (c)	93	4,468
		17,009
HEALTH CARE - 13.7%
Allergan Inc.	111	9,367
Biogen Idec Inc. (c)	47	10,071
Cardinal Health Inc.	162	7,642
Catamaran Corp. (c)	120	5,866
Gilead Sciences Inc. (c)	284	14,564
Intuitive Surgical Inc. (c)	11	5,674
Quintiles Transnational Holdings Inc. (c)	36	1,541
UnitedHealth Group Inc.	142	9,279
Zoetis Inc. - Class A	89	2,758
		66,762
INDUSTRIALS - 13.1%
AMETEK Inc.	204	8,612
Cummins Inc.	65	7,028
Danaher Corp.	155	9,824
IHS Inc. - Class A (c)	58	6,044
Precision Castparts Corp.	57	12,883
Union Pacific Corp.	57	8,778
United Technologies Corp.	118	10,939
		64,108
INFORMATION TECHNOLOGY - 32.2%
Apple Inc.	50	19,844
eBay Inc. (c)	277	14,311
Facebook Inc. - Class A (c)	394	9,785
Google Inc. - Class A (c)	24	20,777
Informatica Corp. (c)	113	3,967
MasterCard Inc. - Class A	23	13,041
NetApp Inc.	128	4,851
QUALCOMM Inc.	273	16,656
Salesforce.com Inc. (c)	284	10,847
ServiceNow Inc. (c)	130	5,267
Teradata Corp. (c)	163	8,207
Visa Inc. - Class A	104	19,079
VMware Inc. - Class A (c)	158	10,551
		157,183
MATERIALS - 1.6%
Sherwin-Williams Co.	45	7,894

TELECOMMUNICATION SERVICES - 1.9%
Crown Castle International Corp. (c)	131	9,454

Total Common Stocks (cost $426,399)		472,776

INVESTMENT COMPANIES - 0.1%
iShares Russell 1000 Growth Fund	6	400

Total Investment Companies (cost $407)		400

SHORT TERM INVESTMENTS - 3.9%

Investment Companies - 2.9%
JNL Money Market Fund, 0.01% (a) (h)	14,335	14,335

Securities Lending Collateral - 1.0%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	5,084	5,084

Total Short Term Investments (cost $19,419)		19,419

Total Investments - 100.8% (cost $446,225)		492,595
Other Assets and Liabilities, Net - (0.8%)		(4,097)
Total Net Assets - 100.0%		$488,498

JNL/WMC Balanced Fund * (z)

Portfolio Composition:	Percentage of Total Investments
Financials	15.8%
Government Securities	13.5
Health Care	10.2
Information Technology	8.9
U.S. Government Agency MBS	8.6
Consumer Discretionary	8.2
Energy	7.1
Industrials	6.9
Consumer Staples	5.4
Utilities	2.5
Telecommunication Services	1.8
Materials	1.6
Non-U.S. Government Agency ABS	0.9
Short Term Investments	8.6
Total Investments	100.0%

	Shares/Par (p)	Value
COMMON STOCKS - 65.0%

CONSUMER DISCRETIONARY - 7.3%
Comcast Corp. - Class A	890	$37,276
Ford Motor Co.	1,388	21,467
Lowe’s Cos. Inc.	618	25,277
Target Corp.	286	19,709
Time Warner Cable Inc.	132	14,810
Time Warner Inc.	395	22,817
Walt Disney Co.	358	22,590
Other Securities		44,847
		208,793
CONSUMER STAPLES - 4.8%
CVS Caremark Corp.	470	26,857
Kraft Foods Group Inc.	366	20,460
PepsiCo Inc.	264	21,603
Philip Morris International Inc.	271	23,446
Procter & Gamble Co.	355	27,325
Other Securities		16,676
		136,367
ENERGY - 7.2%
Anadarko Petroleum Corp.	372	31,931

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
BP Plc - ADR	502	20,937
Chevron Corp.	325	38,439
Exxon Mobil Corp.	582	52,590
Other Securities		60,372
		204,269
FINANCIALS - 13.6%
ACE Ltd.	346	30,926
Ameriprise Financial Inc.	260	21,049
BlackRock Inc.	97	24,804
Citigroup Inc.	329	15,800
JPMorgan Chase & Co.	1,198	63,260
MetLife Inc.	358	16,402
PNC Financial Services Group Inc.	486	35,436
Principal Financial Group Inc.	505	18,919
Prudential Financial Inc.	432	31,551
Wells Fargo & Co.	1,877	77,458
Other Securities		50,651
		386,256
HEALTH CARE - 10.3%
Cardinal Health Inc.	510	24,057
Eli Lilly & Co.	573	28,168
Johnson & Johnson	633	54,391
Medtronic Inc.	552	28,427
Merck & Co. Inc.	1,371	63,704
Pfizer Inc.	1,312	36,736
Other Securities		55,802
		291,285
INDUSTRIALS - 7.1%
Eaton Corp. Plc	283	18,593
FedEx Corp.	175	17,209
General Electric Co.	1,055	24,456
Honeywell International Inc.	313	24,817
United Continental Holdings Inc. (c)	592	18,525
United Parcel Service Inc. - Class B	235	20,285
Other Securities		78,513
		202,398
INFORMATION TECHNOLOGY - 9.1%
Cisco Systems Inc.	1,167	28,366
EMC Corp.	796	18,793
Intel Corp.	1,022	24,764
International Business Machines Corp.	207	39,645
Microsoft Corp.	1,361	46,991
Texas Instruments Inc.	616	21,496
Other Securities		78,495
		258,550
MATERIALS - 1.6%
Dow Chemical Co.	752	24,185
Other Securities		22,683
		46,868
TELECOMMUNICATION SERVICES - 1.7%
Verizon Communications Inc.	940	47,295

UTILITIES - 2.3%
Dominion Resources Inc.	462	26,279
Other Securities		38,177
		64,456
Total Common Stocks (cost $1,499,144)		1,846,537

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 1.0%
Ford Credit Floorplan Master Owner Trust, 1.92%, 01/15/19	$1,545	1,570
Other Securities		25,849

Total Non-U.S. Government Agency Asset-Backed Securities (cost $26,653)		27,419

CORPORATE BONDS AND NOTES - 7.5%

CONSUMER DISCRETIONARY - 1.4%
Comcast Corp.
6.50%, 01/15/17	750	871
5.65%, 06/15/35	165	183
6.50%, 11/15/35	165	200
6.55%, 07/01/39	375	452
4.65%, 07/15/42	1,125	1,080
4.50%, 01/15/43 (e)	800	765
Lowe’s Cos. Inc., 6.65%, 09/15/37	420	515
Time Warner Cable Inc., 5.85%, 05/01/17	270	297
Time Warner Inc.
4.75%, 03/29/21	450	484
6.25%, 03/29/41	500	552
Other Securities		33,046
		38,445
CONSUMER STAPLES - 0.9%
CVS Caremark Corp., 5.75%, 06/01/17	120	138
Kraft Foods Group Inc.
2.25%, 06/05/17 (e)	375	378
3.50%, 06/06/22	1,760	1,742
5.00%, 06/04/42	410	416
Mondelez International Inc., 5.38%, 02/10/20	2,000	2,242
PepsiCo Inc.
3.13%, 11/01/20	460	468
2.75%, 03/05/22	970	928
Other Securities		19,044
		25,356
ENERGY - 0.3%
Chevron Corp., 3.19%, 06/24/23 (e)	1,895	1,885
Other Securities		6,151
		8,036
FINANCIALS - 3.1%
Ameriprise Financial Inc., 5.30%, 03/15/20	170	193
Citigroup Inc.
5.50%, 10/15/14	515	542
4.59%, 12/15/15	535	571
5.85%, 08/02/16	1,300	1,454
4.45%, 01/10/17	1,000	1,071
6.13%, 05/15/18	245	280
8.50%, 05/22/19	1,400	1,763
8.13%, 07/15/39	115	152
5.88%, 01/30/42	165	182
General Electric Capital Corp.
5.55%, 05/04/20	1,650	1,863
4.63%, 01/07/21	450	481
4.65%, 10/17/21	500	530
3.15%, 09/07/22 (e)	3,590	3,390
6.15%, 08/07/37	215	244
5.88%, 01/14/38	1,181	1,301
JPMorgan Chase & Co, 3.38%, 05/01/23 (e)	1,060	986
JPMorgan Chase & Co.
3.40%, 06/24/15	1,800	1,879
6.30%, 04/23/19	475	552
3.25%, 09/23/22	1,000	949
6.40%, 05/15/38	425	499
5.40%, 01/06/42	540	572
MetLife Inc., 4.13%, 08/13/42	265	236
Metropolitan Life Global Funding I
2.50%, 09/29/15 (r)	1,200	1,241

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
1.50%, 01/10/18 (e) (r)	1,480	1,434
PNC Funding Corp., 5.40%, 06/10/14	525	548
Prudential Financial Inc.
5.50%, 03/15/16	425	469
6.00%, 12/01/17	450	517
Wachovia Corp.
5.25%, 08/01/14	500	522
5.75%, 06/15/17	1,500	1,702
Wells Fargo & Co., 3.50%, 03/08/22	2,515	2,542
Other Securities		59,297
		87,962
HEALTH CARE - 0.6%
Medtronic Inc., 1.38%, 04/01/18	675	656
Merck & Co. Inc.
1.30%, 05/18/18	550	533
2.80%, 05/18/23	940	889
4.15%, 05/18/43	630	601
Other Securities		13,628
		16,307
INDUSTRIALS - 0.2%
FedEx Corp.
2.63%, 08/01/22	190	176
2.70%, 04/15/23	365	336
Other Securities		6,094
		6,606
INFORMATION TECHNOLOGY - 0.3%
Cisco Systems Inc., 4.45%, 01/15/20	500	553
EMC Corp.
1.88%, 06/01/18	750	741
2.65%, 06/01/20	750	739
3.38%, 06/01/23 (e)	750	736
Other Securities		5,993
		8,762
MATERIALS - 0.1%
Other Securities		2,677

TELECOMMUNICATION SERVICES - 0.3%
Verizon Communications Inc.
3.50%, 11/01/21	735	738
4.75%, 11/01/41	265	252
Verizon Global Funding Corp., 7.75%, 12/01/30	500	648
Other Securities		6,662
		8,300
UTILITIES - 0.3%
Other Securities		9,405

Total Corporate Bonds and Notes (cost $208,404)		211,856

GOVERNMENT AND AGENCY OBLIGATIONS - 25.8%

GOVERNMENT SECURITIES - 14.3%
Municipals - 0.6%
Other Securities		16,593
Sovereign - 0.2%
Other Securities		5,676
U.S. Treasury Securities - 13.5%
U.S. Treasury Bond
5.38%, 02/15/31	1,700	2,214
3.13%, 02/15/43	34,125	31,896
2.88%, 05/15/43	7,000	6,204
U.S. Treasury Note
0.25%, 06/30/14	700	700
0.25%, 08/31/14	7,000	7,003
0.25%, 09/30/14	23,350	23,358
0.25%, 10/31/14	62,380	62,402
0.25%, 11/30/14	12,200	12,202
0.13%, 12/31/14	10,500	10,480
0.25%, 02/28/15	1,600	1,599
0.25%, 03/31/15	3,400	3,396
0.13%, 04/30/15	66,950	66,689
0.25%, 05/31/15	850	848
1.75%, 07/31/15	7,000	7,197
1.25%, 10/31/15	5,000	5,091
2.00%, 01/31/16	7,000	7,263
2.00%, 04/30/16	10,000	10,382
1.50%, 06/30/16	13,600	13,924
1.00%, 09/30/16	3,300	3,321
0.88%, 11/30/16	12,815	12,820
0.63%, 05/31/17	9,320	9,169
0.75%, 10/31/17	18,300	17,948
0.63%, 04/30/18	16,100	15,552
1.00%, 05/31/18	12,000	11,789
3.63%, 02/15/20	3,915	4,364
2.63%, 11/15/20	9,400	9,789
1.75%, 05/15/23 (e)	29,367	27,485
		385,085
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 11.5%
Federal Home Loan Bank - 0.0%
Federal Home Loan Mortgage Corp., 5.50%, 05/01/36	410	442
Federal Home Loan Mortgage Corp. - 5.2%
Federal Home Loan Mortgage Corp.
6.00%, 04/01/17	31	33
6.50%, 11/01/17	13	14
4.50%, 05/01/18	18	19
4.50%, 09/01/18	37	39
4.50%, 11/01/18	23	24
4.50%, 11/01/18	44	46
4.50%, 03/01/19	151	159
4.00%, 09/01/26	917	963
5.50%, 03/01/27	203	219
5.00%, 02/01/28	2	3
5.00%, 04/01/28	435	464
2.50%, 07/15/28, TBA (g)	4,000	4,015
3.00%, 07/15/28, TBA (g)	3,700	3,800
7.00%, 11/01/30	56	65
7.00%, 06/01/31	18	21
7.00%, 10/01/32	29	33
5.00%, 01/01/33	58	62
5.00%, 04/01/33	78	84
5.00%, 06/01/33	56	60
5.00%, 08/01/33	42	45
5.00%, 08/01/33	28	30
5.00%, 09/01/33	5	6
5.00%, 09/01/33	110	118
5.00%, 10/01/33	3	4
5.00%, 11/01/33	15	16
5.00%, 12/01/33	43	46
5.50%, 01/01/34	222	241
5.00%, 04/01/34	204	219
5.00%, 05/01/34	45	48
5.00%, 05/01/34	309	330
5.00%, 06/01/34	2,159	2,319
5.50%, 07/01/34	174	188
5.00%, 10/01/34	59	63
5.00%, 11/01/34	33	35
5.00%, 02/01/35	35	38
5.50%, 03/01/35	595	643
5.00%, 07/01/35	57	61
5.00%, 07/01/35	153	167
5.00%, 07/01/35	384	412

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
5.00%, 07/01/35	11	12
5.00%, 08/01/35	194	207
5.00%, 08/01/35	432	462
5.00%, 09/01/35	8	9
5.00%, 09/01/35	10	11
5.00%, 10/01/35	555	593
5.50%, 12/01/35	474	513
5.00%, 01/01/36	71	76
5.00%, 03/01/36	21	22
5.50%, 04/01/36	5,032	5,419
5.00%, 05/01/36	16	17
5.00%, 07/01/36	17	18
5.50%, 07/01/36	217	234
5.50%, 10/01/36	95	102
5.00%, 11/01/36	8	8
5.50%, 12/01/36	3,228	3,476
5.50%, 01/01/37	399	432
5.00%, 03/01/37	165	176
5.50%, 04/01/37	45	48
5.50%, 05/01/37	344	371
5.00%, 07/01/37	54	57
5.50%, 09/01/37	352	378
5.50%, 11/01/37	834	895
5.00%, 12/01/37	479	511
5.00%, 02/01/38	393	420
5.00%, 03/01/38	28,789	30,745
5.50%, 04/01/38	108	116
5.50%, 05/01/38	198	213
5.50%, 09/01/38	81	87
5.50%, 09/01/38	175	189
5.50%, 10/01/38	19	21
4.50%, 02/01/39	2,480	2,653
4.50%, 03/01/39	1,202	1,265
5.00%, 04/01/39	415	443
5.50%, 05/01/39	257	277
5.00%, 08/01/39	269	287
5.50%, 11/01/39	565	609
6.00%, 12/01/39	199	216
6.00%, 12/01/39	94	102
6.00%, 12/01/39	873	953
5.50%, 01/01/40	108	116
5.50%, 02/01/40	520	558
5.00%, 05/01/40	55	60
5.00%, 07/01/40	61	65
5.00%, 07/01/40	565	608
5.00%, 07/01/40	331	356
5.50%, 08/01/40	105	114
5.00%, 01/01/41	3,344	3,615
5.00%, 05/01/41	197	212
4.00%, 07/01/41	58	61
5.00%, 07/01/41	454	493
5.00%, 08/01/41	982	1,067
5.00%, 09/01/41	180	196
5.00%, 12/01/41	583	639
3.00%, 07/15/43, TBA (g)	20,700	20,170
3.50%, 07/15/43, TBA (g)	25,100	25,410
4.00%, 07/15/43, TBA (g)	7,800	8,111
4.50%, 07/15/43, TBA (g)	10,150	10,738
4.50%, 07/15/43, TBA (g)	6,300	6,631
		147,015
Federal National Mortgage Association - 3.0%
Federal National Mortgage Association
6.00%, 01/01/18	18	18
3.50%, 03/01/26	21	22
3.50%, 03/01/26	311	324
4.00%, 09/01/26	1,078	1,137
4.00%, 09/01/26	2,774	2,925
4.00%, 09/01/26	1,690	1,784
4.50%, 01/01/27	3,095	3,279
3.00%, 05/01/27	686	706
3.00%, 06/01/27	373	384
3.00%, 08/01/27	275	283
2.50%, 07/15/28, TBA (g)	7,300	7,333
3.00%, 07/15/28, TBA (g)	11,900	12,231
3.50%, 07/15/28, TBA (g)	5,100	5,314
7.50%, 09/01/29	17	20
4.50%, 10/01/31	4,255	4,554
7.00%, 10/01/33	87	101
5.50%, 03/01/38	1,638	1,776
6.50%, 10/01/38	345	386
6.50%, 10/01/39	401	444
5.00%, 06/01/40	355	386
5.00%, 06/01/40	346	374
5.00%, 06/01/40	174	190
5.00%, 07/01/40	135	147
5.00%, 07/01/40	680	740
5.00%, 08/01/40	229	246
2.50%, 07/15/43, TBA (g)	950	882
3.00%, 07/15/43, TBA (g)	3,700	3,614
3.50%, 07/15/43, TBA (g)	2,250	2,283
4.00%, 07/15/43, TBA (g)	12,450	12,966
5.00%, 07/15/43, TBA (g)	4,800	5,165
5.50%, 07/15/43, TBA (g)	13,050	14,173
		84,187
Government National Mortgage Association - 3.3%
Government National Mortgage Association
6.50%, 04/15/26	23	26
5.50%, 11/15/32	59	65
7.00%, 01/15/33	22	27
6.00%, 02/15/33	62	70
6.00%, 03/15/33	25	28
5.50%, 05/15/33	32	35
7.00%, 05/15/33	11	13
5.50%, 05/20/33	69	76
5.00%, 06/20/33	35	38
5.50%, 07/15/33	20	22
5.00%, 10/15/33	105	114
6.00%, 10/20/33	66	76
6.00%, 01/15/35	9	10
5.50%, 02/15/36	10	11
5.00%, 03/15/36	11	12
5.00%, 06/15/37	5	6
5.00%, 06/15/38	154	166
5.00%, 06/15/38	351	381
5.00%, 06/15/38	98	106
5.00%, 07/15/38	23	25
5.00%, 09/15/38	316	341
5.00%, 02/15/39	3,915	4,247
4.00%, 06/15/39	7,205	7,573
5.00%, 06/15/39	307	332
4.00%, 08/15/39	2,504	2,632
4.00%, 03/15/40	3,807	4,006
5.00%, 04/15/40	213	232
4.50%, 06/15/40	4,568	4,885
4.00%, 07/15/40	2,887	3,050
4.50%, 07/15/40	166	178
4.00%, 08/15/40	2,196	2,320
4.00%, 09/15/40	15	16
4.50%, 09/15/40	1,330	1,423
4.00%, 10/15/40	31	33
4.00%, 01/15/41	48	51
4.00%, 01/15/41	832	879
4.00%, 04/15/41	71	74
4.00%, 05/15/41	58	61
4.00%, 06/15/41	64	67
4.00%, 07/15/41	285	299

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
4.00%, 07/15/41	38	39
4.00%, 07/15/41	366	384
4.00%, 07/15/41	734	771
4.00%, 08/15/41	775	814
4.00%, 09/15/41	1,798	1,888
4.00%, 09/15/41	351	368
4.50%, 09/20/41	11,354	12,238
4.00%, 10/15/41	294	308
4.00%, 11/15/41	65	68
4.00%, 12/15/41	104	109
4.00%, 01/15/42	67	70
4.00%, 02/15/42	817	858
4.50%, 05/15/42	287	305
4.00%, 04/15/43	498	524
3.00%, 07/15/43, TBA (g)	8,000	7,904
3.50%, 07/15/43, TBA (g)	12,300	12,609
5.00%, 07/15/43, TBA (g)	2,100	2,264
5.50%, 07/15/43, TBA (g)	3,000	3,265
6.00%, 07/15/43, TBA (g)	14,800	16,404
REMIC, 7.50%, 09/16/35	14	16
		95,212
Total Government and Agency Obligations (cost $737,071)		734,210

SHORT TERM INVESTMENTS - 9.1%

Investment Companies - 6.8%
JNL Money Market Fund, 0.01% (a) (h)	194,528	194,528

Securities Lending Collateral - 2.3%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	65,696	65,696

Total Short Term Investments (cost $260,224)		260,224

Total Investments - 108.4% (cost $2,731,496)		3,080,246
Total Forward Sales Commitments - (2.4%) (proceeds $68,646)		(68,452)
Other Assets and Liabilities, Net - (6.0%)		(171,002)
Total Net Assets - 100.0%		$2,840,792

FORWARD SALES COMMITMENTS - 2.4%

GOVERNMENT AND AGENCY OBLIGATIONS - 2.4%

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 2.4%
Federal Home Loan Mortgage Corp. - 1.8%
Federal Home Loan Mortgage Corp.
5.00%, 07/15/43, TBA (g)	$34,800	$37,144
5.50%, 07/15/43, TBA (g)	14,300	15,381
		52,525
Government National Mortgage Association - 0.6%
Government National Mortgage Association, 4.00%, 07/15/43, TBA (g)	15,200	15,927

Total Forward Sales Commitments - 2.4% (proceeds $68,646)		$68,452

JNL/WMC Money Market Fund

Portfolio Composition:	Percentage of Total Investments
Government Securities	17.1%
Financials	9.4
Consumer Staples	0.6
Non-U.S. Government Agency ABS	0.3
Health Care	0.3
Short Term Investments	72.3
Total Investments	100.0%

	Shares/Par (p)	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.3%
Ally Auto Receivables Trust, 0.24%, 06/20/14	$4,782	$4,782

Total Non-U.S. Government Agency Asset-Backed Securities (cost $4,782)		4,782

CORPORATE BONDS AND NOTES - 10.2%

CONSUMER STAPLES - 0.5%
Wal-Mart Stores Inc., 1.63%, 04/15/14	8,000	8,085

FINANCIALS - 9.4%
American Honda Finance Corp.
0.35%, 08/02/13 (i) (r)	9,000	9,000
0.31%, 11/08/13 (i) (r)	6,400	6,400
0.29%, 12/05/13 (i) (r)	5,000	5,000
0.27%, 05/20/14 (i) (r)	6,300	6,300
BNP Paribas SA, 1.17%, 01/10/14 (i)	8,500	8,527
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 0.48%, 07/25/13 (i)	11,000	11,002
Inter-American Development Bank, 3.50%, 07/08/13	11,500	11,507
John Deere Capital Corp., 4.90%, 09/09/13	3,600	3,632
JPMorgan Chase & Co., 1.08%, 01/24/14 (i)	9,274	9,314
Kreditanstalt fuer Wiederaufbau, 1.38%, 07/15/13	945	945
MassMutual Global Funding II, 0.78%, 09/27/13 (i) (r)	7,500	7,510
MetLife Institutional Funding II, 0.37%, 09/12/13 (i) (r)	11,100	11,100
National Rural Utilities Cooperative Finance Corp.
5.50%, 07/01/13	666	666
0.38%, 08/09/13 (i)	5,335	5,335
0.36%, 02/18/14 (i)	5,800	5,800
Societe Generale SA, 2.20%, 09/14/13 (r)	4,000	4,014
TIAA Global Markets Inc., 4.95%, 07/15/13 (r)	9,250	9,266
Toronto-Dominion Bank, 0.46%, 07/26/13 (i)	9,700	9,702
Toyota Motor Credit Corp., 1.38%, 08/12/13	4,500	4,506
Wachovia Corp., 0.46%, 08/01/13 (i)	9,155	9,157
		138,683
HEALTH CARE - 0.3%
Schering-Plough, 5.30%, 12/01/13 (l)	4,443	4,536

Total Corporate Bonds and Notes (cost $151,304)		151,304

GOVERNMENT AND AGENCY OBLIGATIONS - 17.1%

GOVERNMENT SECURITIES - 17.1%
Federal Farm Credit Bank - 0.4% (w)
Federal Farm Credit Bank
0.20%, 11/20/13	2,500	2,500
0.15%, 02/05/14	4,000	3,999
		6,499
Federal Home Loan Bank - 9.7% (w)
Federal Home Loan Bank
0.25%, 07/01/13 - 07/25/14	37,700	37,700
0.12%, 08/01/13 (i)	11,000	11,000
0.28%, 08/15/13	5,500	5,500
0.20%, 10/04/13	8,400	8,400
0.13%, 11/08/13	6,000	5,998
0.30%, 12/04/13 - 12/12/13	18,000	18,009
0.17%, 12/20/13 - 04/25/14	14,000	14,000
0.33%, 01/17/14	6,000	6,005
0.38%, 01/29/14	6,000	6,007
0.13%, 04/11/14	19,000	18,993

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
0.14%, 06/04/14	6,650	6,649
0.16%, 06/30/14	5,000	4,999
		143,260
Federal Home Loan Mortgage Corp. - 4.0% (w)
Federal Home Loan Mortgage Corp.
0.33%, 09/03/13 (i)	18,000	18,006
4.88%, 11/15/13	9,970	10,143
0.38%, 11/27/13	6,000	6,005
1.38%, 02/25/14	24,000	24,191
		58,345
Federal National Mortgage Association - 1.6% (w)
Federal National Mortgage Association
1.05%, 10/22/13	7,000	7,018
2.75%, 02/05/14	10,246	10,405
1.25%, 02/27/14	6,061	6,105
		23,528
Sovereign - 0.2%
Inter-American Development Bank, 0.38%, 11/08/13	3,150	3,153
U.S. Treasury Securities - 1.2%
U.S. Treasury Note, 0.25%, 11/30/13	17,200	17,202

Total Government and Agency Obligations (cost $251,987)		251,987

SHORT TERM INVESTMENTS - 72.1%

Certificates of Deposit - 18.3%
Bank of Montreal
0.24%, 08/13/13	8,000	8,000
0.28%, 01/07/14 (i)	9,000	9,000
0.27%, 06/18/14 (i)	12,000	12,000
Bank of Nova Scotia
0.40%, 08/15/13 (i)	11,000	11,000
0.27%, 10/17/13 (i)	8,500	8,500
0.26%, 03/21/14 (i)	6,000	6,000
BNP Paribas SA, 0.23%, 09/25/13	10,000	10,000
Canadian Imperial Bank of Commerce
0.30%, 08/27/13 (i)	11,000	11,000
0.27%, 03/26/14 (i)	10,000	10,000
0.26%, 05/09/14 (i)	6,000	6,000
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
0.26%,12/18/13	5,000	5,000
0.35%, 01/27/14 (i)	12,000	12,000
Deutsche Bank AG
0.22%, 07/02/13	7,000	7,000
0.35%, 09/23/13 (i)	11,000	11,000
DNB Bank ASA, 0.22%, 11/22/13 (i)	5,000	5,000
National Australia Bank Ltd., 0.17%, 07/10/13	9,000	9,000
Nordea Bank AB
0.17%, 09/20/13	8,900	8,900
0.25%, 09/25/13	7,500	7,500
Royal Bank of Canada
0.32%, 09/06/13 (i)	12,200	12,200
0.33%, 01/27/14 (i)	12,500	12,500
0.31%, 06/24/14 (i)	6,000	6,000
Societe Generale, 0.44%, 09/09/13	8,250	8,250
Standard Chartered Bank
0.28%, 01/23/14 (i)	12,000	12,000
0.34%, 04/10/14 (i)	11,000	11,000
Svenska Handelsbanken AB
0.21%, 07/19/13	10,000	10,000
0.20%, 09/23/13	8,000	8,000
Toronto-Dominion Bank
0.22%,11/01/13 (i)	10,000	10,018
0.24%, 11/15/13 (i)	8,000	8,000
Toronto-Dominion Bank NY, 0.20%, 10/28/13	6,000	6,000
Wells Fargo Bank NA, 0.19%, 12/09/13 (i)	10,000	10,000
		270,868
Commercial Paper - 12.5%
Australia & New Zealand Banking Group Ltd., 0.19%, 11/25/13 (i) (r)	7,000	7,000
BPCE SA
0.43%, 09/09/13 (r)	8,250	8,243
0.44%, 01/02/14 (r)	8,450	8,431
Chariot Funding LLC, 0.18%, 08/01/13 (r)	3,000	2,999
Commonwealth Bank of Australia
0.23%, 10/24/13	11,000	10,992
0.23%, 02/24/14 (i)	8,000	8,000
DNB Bank ASA, 0.21%, 07/10/13 (r)	11,750	11,749
Fairway Finance
0.15%, 07/10/13 (r)	9,500	9,500
0.17%, 08/08/13 (r)	8,150	8,148
General Electric Capital Corp., 0.22%, 07/03/13	9,000	9,000
HSBC Bank Plc, 0.24%, 02/07/14 (i) (r)	6,500	6,500
HSBC Bank USA
0.30%, 08/12/13	8,000	7,997
0.34%, 11/15/13	8,000	7,990
JPMorgan Chase & Co., 0.22%, 07/30/13	7,000	6,999
Kreditanstalt fuer Wiederaufbau International Finance Inc., 0.17%, 10/15/13	14,000	13,993
Market Street Funding LLC, 0.16%, 09/04/13 (r)	11,000	10,997
MetLife Short Term Funding LLC
0.15%, 08/05/13 (r)	1,500	1,500
0.15%, 09/03/13 (r)	11,716	11,713
Societe Generale SA, 0.46%, 01/10/14	8,550	8,529
Thunder Bay Funding LLC, 0.17%, 08/20/13 (r)	14,500	14,496
Toyota Motor Credit Corp., 0.27%, 11/25/13	10,000	9,989
		184,765
Investment Companies - 0.0%
JPMorgan Prime Money Market Fund, 0.01% (h)	96	96

Repurchase Agreements - 41.3%
Repurchase agreement with Bank of America Merrill Lynch, 0.08%, (Collateralized by $10,792 U.S. Treasury Bill, due 10/10/13, value $10,791, and $15,769 U.S. Treasury Bond, 3.13%, due 11/15/41, value $14,710) acquired on 06/28/13, due 07/05/13 at $25,000	$25,000	25,000
Repurchase agreement with Bank of America Merrill Lynch, 0.13%, (Collateralized by $35,740 Government National Mortgage Association, 4.50%, due 10/20/41, value $38,658) acquired on 06/28/13, due 07/01/13 at $37,900	37,900	37,900
Repurchase agreement with Barclays Capital, .05%, (Collateralized by $3,192 Federal Home Loan Mortgage Corp., 5.00%, due 09/01/41, value $3,497, and $29,207 Federal National Mortgage Association, 2.11-3.50%, due 06/01/28-06/01/43, value $30,163) acquired on 06/25/13, due 07/02/13 at $33,000	33,000	33,000
Repurchase agreement with Barclays Capital, 0.04%, (Collateralized by $8,565 Federal Home Loan Mortgage Corp., 2.19-5.79% due 02/01/36-07/01/37, value $9,185, and $23,274 Federal National Mortgage Association, 1.37-5.48%, due 08/01/33-09/01/48, value $24,475) acquired on 06/27/13, due 07/03/13 at $33,000	33,000	33,000

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Repurchase agreement with BNP-Paribas, 0.06%, (Collateralized by $21,553 Federal Home Loan Mortgage Corp., 3.00-6.50%, due 01/01/17-12/01/42, value $23,189, and $35,163 Federal National Mortgage Association, 3.00-7.00%, due 05/01/14-03/01/43, value $38,011) acquired on 06/14/13, due 07/03/13 at $60,002	60,000	60,000
Repurchase agreement with Citigroup, 0.10%, (Collateralized by $36,327 U.S. Treasury Bond, 4.50%, due 02/15/36, value $43,580, and $140,469 U.S. Treasury Note, 0.50-1.38%, due 10/15/14-09/30/18, value $140,938) acquired on 06/28/13, due 07/01/13 at $180,902	180,900	180,900
Repurchase agreement with Deutsche Bank Securities, 0.25%, (Collateralized by $8,599 Federal National Mortgage Association, 4.00%, due 01/01/41, value $8,976) acquired on 06/28/13, due 07/01/13 at $8,800	8,800	8,800
Repurchase agreement with Goldman Sachs and Co., 0.03%, (Collateralized by $24,760 U.S. Treasury Bond, 2.75%, due 08/15/42, value $21,420) acquired on 06/27/13, due 07/01/13 at $21,000	21,000	21,000
Repurchase agreement with Goldman Sachs and Co., 0.06%, (Collateralized by $5,168 Federal Home Loan Mortgage Corp., 4.00-8.50%, due 04/01/16-09/01/48, value $5,687, and $8,871 Federal National Mortgage Association, 2.50-10.50%, due 06/01/16-11/01/42, value $9,613) acquired on 06/27/13, due 07/01/13 at $15,000	15,000	15,000
Repurchase agreement with Goldman Sachs and Co., 0.06%, (Collateralized by $14,034 Federal Home Loan Mortgage Corp., 2.50-7.50%, due 03/01/17-06/01/43, value $15,346, and $28,254 Federal National Mortgage Association, 3.00-7.50%, due 04/01/17-05/01/43, value $30,554) acquired on 06/26/13, due 07/03/13 at $45,001	45,000	45,000
Repurchase agreement with Goldman Sachs and Co., 0.07%, (Collateralized by $11,629 Federal Home Loan Mortgage Corp., 3.79-7.50%, due 06/01/25-08/01/47, value $12,803, and $30,684 Federal National Mortgage Association, 1.98-7.00%, due 05/01/18-03/01/43, value $33,097) acquired on 06/25/13, due 07/02/13 at $45,001	45,000	45,000
Repurchase agreement with TD Securities, 0.12%, (Collateralized by $102,805 Federal National Mortgage Association, 4.00%, due 05/01/42, value $108,120) acquired on 06/28/13, due 07/01/013 at $106,001	106,000	106,000
		610,600
Total Short Term Investments (cost $1,066,329)		1,066,329

Total Investments - 99.7% (cost $1,474,402)		1,474,402
Other Assets and Liabilities, Net - 0.3%		3,708
Total Net Assets - 100.0%		$1,478,110

JNL/WMC Value Fund * (z)

Portfolio Composition:	Percentage of Total Investments
Financials	25.0%
Health Care	13.1
Energy	12.6
Industrials	10.9
Information Technology	10.5
Consumer Discretionary	10.1
Consumer Staples	5.0
Materials	4.8
Utilities	2.9
Telecommunication Services	2.0
Short Term Investments	3.1
Total Investments	100.0%

	Shares/Par (p)	Value
COMMON STOCKS - 97.8%

CONSUMER DISCRETIONARY - 10.2%
AutoZone Inc. (c)	44	$18,642
Comcast Corp. - Class A	473	19,828
Home Depot Inc.	218	16,878
Lowe’s Cos. Inc.	496	20,267
PVH Corp.	149	18,658
Other Securities		69,481
		163,754
CONSUMER STAPLES - 5.1%
Anheuser-Busch InBev NV - ADR	166	14,976
CVS Caremark Corp.	379	21,697
Philip Morris International Inc.	175	15,119
Other Securities		29,800
		81,592
ENERGY - 12.7%
Anadarko Petroleum Corp.	198	17,002
Chevron Corp.	441	52,142
Exxon Mobil Corp.	362	32,690
Halliburton Co.	507	21,166
Marathon Oil Corp.	463	15,998
Occidental Petroleum Corp.	236	21,098
Other Securities		43,880
		203,976
FINANCIALS - 25.2%
ACE Ltd.	314	28,093
American International Group Inc. (c)	414	18,488
BB&T Corp.	547	18,528
BlackRock Inc.	96	24,629
Citigroup Inc.	615	29,513
Goldman Sachs Group Inc.	145	21,933
IntercontinentalExchange Inc. (c) (e)	112	19,927
JPMorgan Chase & Co.	1,164	61,454
Marsh & McLennan Cos. Inc.	657	26,219
PNC Financial Services Group Inc.	499	36,410
Wells Fargo & Co.	1,389	57,330
Other Securities		62,850
		405,374
HEALTH CARE - 13.2%
Amgen Inc.	180	17,744
Baxter International Inc.	324	22,412
Covidien Plc	330	20,741
Johnson & Johnson	228	19,566
Merck & Co. Inc.	895	41,566
Pfizer Inc.	725	20,295
Roche Holding AG	90	22,415
UnitedHealth Group Inc.	443	29,034

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Other Securities		19,016
		212,789
INDUSTRIALS - 11.0%
3M Co.	151	16,546
Boeing Co.	149	15,214
Eaton Corp. Plc	349	22,991
General Electric Co.	1,336	30,992
Illinois Tool Works Inc.	228	15,803
Ingersoll-Rand Plc	282	15,668
Stanley Black & Decker Inc.	227	17,513
United Technologies Corp.	209	19,434
Other Securities		23,089
		177,250
INFORMATION TECHNOLOGY - 10.6%
Analog Devices Inc.	342	15,391
Cisco Systems Inc.	2,096	50,942
EMC Corp.	1,241	29,301
Intel Corp.	1,053	25,495
Microsoft Corp.	626	21,626
Xilinx Inc.	532	21,078
Other Securities		5,601
		169,434
MATERIALS - 4.8%
International Paper Co.	336	14,892
Other Securities		62,750
		77,642
TELECOMMUNICATION SERVICES - 2.1%
AT&T Inc.	517	18,292
Verizon Communications Inc.	294	14,780
		33,072
UTILITIES - 2.9%
Other Securities		47,049

Total Common Stocks (cost $1,241,758)		1,571,932

SHORT TERM INVESTMENTS - 3.1%

Investment Companies - 2.4%
JNL Money Market Fund, 0.01% (a) (h)	39,168	39,168

Securities Lending Collateral - 0.7%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	10,897	10,897

Total Short Term Investments (cost $50,065)		50,065

Total Investments - 100.9% (cost $1,291,823)		1,621,997
Other Assets and Liabilities, Net - (0.9%)		(15,239)
Total Net Assets - 100.0%		$1,606,758

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2013

(a)	Investment in affiliate.
(b)

At June 30, 2013, the Fund’s percentage of ownership of the underlying affiliated fund is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control. Percentages reflecting 0.0% represent amounts less than 0.05%.

(c)	Non-income producing security.
(d)	Issuer was in bankruptcy and/or was in default relating to principal and/or interest.
(e)	All or portion of the security was on loan.
(f)

Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees (“Board”). Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements and Disclosures” in the Notes to the Financial Statements.

(g)

All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2013, the total payable for investments purchased on a delayed delivery basis was as follows: JNL/Capital Guardian Global Balanced Fund $13,368; JNL/Goldman Sachs Core Plus Bond Fund $327,958; JNL/Mellon Capital Bond Index Fund $184,252; JNL/Neuberger Berman Strategic Income Fund $44,172; JNL/PIMCO Real Return Fund $4,032,474; JNL/PIMCO Total Return Bond Fund $1,467,900; and JNL/WMC Balanced Fund $212,585.

(h)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2013.
(i)	The security or securities in this category have a variable rate. Rate stated was in effect as of June 30, 2013.
(j)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(k)	Security is a “step-up” bond where the coupon may increase or step up at a future date. Rate stated was the coupon as of June 30, 2013.
(l)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(m)	Perpetual security.
(n)	Treasury inflation indexed note, par amount is adjusted for inflation.
(o)	All or a portion of the security is pledged or segregated as collateral. See Note 6 in the Notes to Financial Statements.
(p)	Par amounts are listed in USD unless otherwise noted. Options are quoted in unrounded number of contracts. Gold bullion is quoted in unrounded ounces.
(q)

Rule 144A Section 4(2) of the Securities Act of 1933 or other security which is restricted to resale to institutional investors. The Sub-Adviser has not deemed these securities to be liquid based on procedures approved by the Board. See Restricted Securities in these Notes to the Schedules of Investments.

(r)

Rule 144A, Section 4(2) of the Securities Act of 1933 or other security which is restricted to resale to institutional investors. The Sub-Adviser has deemed these securities to be liquid based on procedures approved by the Board. As of June 30, 2013, the value of these liquid securities was as follows: JNL/BlackRock Global Allocation Fund, $45,301; JNL/Capital Guardian Global Balanced Fund, $156; JNL/Franklin Templeton Global Multisector Bond Fund, $161,888; JNL/Franklin Templeton Income Fund, $297,201; JNL/Franklin Templeton International Small Cap Growth Fund, $6,548; JNL/Franklin Templeton Mutual Shares Fund, $22,177; JNL/Goldman Sachs Core Plus Bond Fund, $103,523; JNL/Goldman Sachs Emerging Markets Debt Fund, $140,058; JNL/Ivy Asset Strategy Fund, $354,716; JNL/JPMorgan U.S. Government & Quality Bond Fund, $30,381; JNL/Lazard Emerging Markets Fund, $27,897; JNL/Mellon Capital Bond Index Fund, $5,296; JNL/Neuberger Berman Strategic Income Fund, $9,820; JNL/PIMCO Real Return Fund, $203,617; JNL/PIMCO Total Return Bond Fund, $235,236; JNL/PPM America Floating Rate Income Fund, $34,104; JNL/PPM America High Yield Bond Fund, $860,166; JNL/T. Rowe Price Short-Term Bond Fund, $373,277; JNL/WMC Balanced Fund, $49,136; and JNL/WMC Money Market Fund, $167,868.

(s)	Treasury inflation indexed note, par amount is not adjusted for inflation.
(t)	The Fund had an unfunded commitment at June 30, 2013. See Unfunded Commitments in the Notes to the Financial Statements.
(u)	Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.
(v)	Consolidated Schedule of Investments.
(w)	The securities in this category are a direct debt of the agency and not collateralized by mortgages.
(x)	Investment is owned by an entity, that is treated as a corporation for U.S. tax purposes, which is owned by the Fund.
(y)	Convertible security.
(z)

For all items listed as “Other Securities” in this Summary Schedule of Investments, this represents issues not identified as top-fifty unaffiliated holdings in terms of value and issues or issuers not exceeding one percent individually or in aggregate, respectively, as of June 30, 2013. In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption.

*

A Summary Schedule of Investments is presented for this portfolio. For information on availability of a complete Schedule of Investments, refer to www.jackson.com, www.sec.gov, or call the Shareholder Service Center at 1-800-873-5654.

Currencies:

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

CNH - Chinese Offshore Yuan

CNY - Chinese Yuan

COP - Colombian Peso

CRC - Costa Rican Colon

CZK - Czech Republic Korunas

DOP - Dominican Peso

EUR - European Currency Unit (Euro)

GBP - British Pound

GHS - Ghanaian Cedi

HKD - Hong Kong Dollar

HUF - Hungarian Forint

ILS - Israeli New Sheqel

IDR - Indonesian Rupiah

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

LKR - Sri Lankan Rupee

MXN - Mexican Peso

MYR – Malaysian Ringgit

NGN - Nigerian Naira

NOK - Norwegian Krone

NZD - New Zealand Dollar

PEN - Peruvian Nuevo Sol

PHP - Philippine Peso

PLN - Polish Zloty

RON - Romanian New Leu

RSD - Serbian Dinar

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TRY - New Turkish Lira

TWD - Taiwan Dollar

USD - United States Dollar

UYU - Uruguayan Peso

ZAR - South African Rand

Abbreviations:

“-” Amount rounds to less than one thousand

ABS - Asset Backed Security

ADR - American Depositary Receipt

AMBAC - AMBAC Indemnity Corp.

ASX - Australian Stock Exchange

BOT - Buono Ordinario del Tesoro

CAC - Cotation Assistee en Continu

CDI - Chess Depository Interest

CDO - Collateralized Debt Obligation

CDX.EM - Credit Derivatives Index - Emerging Markets

CDX.NA.HY - Credit Derivatives Index - North American - High Yield

CDX.NA.IG - Credit Derivatives Index - North American - Investment Grade

CLO - Collateralized Loan Obligation

CMBS - Commercialized Mortgage Backed Security

CMBX.NA.AAA - Commercialized Mortgage Backed Securities Index - North American - AAA rated

CME - Chicago Mercantile Exchange

CPI - Consumer Price Index

CPURNSA - CPI Urban Consumers Index Non-Seasonably Adjusted

CVA - Commanditaire Vennootschap op Aandelen

DAX - Deutscher Aktienindex

DJIA - Dow Jones Industrial Average

See accompanying Notes to Financial Statements.

ETF - Exchange Traded Fund

EURIBOR - Europe Interbank Offered Rate

Euro-Bobl - debt instrument issued by the Federal Republic of Germany with a term of 4.5 to 5.5 years

Euro-Bund - debt instrument issued by the Federal Republic of Germany with a term of 8.5 to 10.5 years

Euro-Buxl - debt instrument issued by the Federal Republic of Germany with a term of 24 to 35 years

Euro-Schatz - debt instrument issued by the Federal Republic of Germany with a term of 1.75 to 2.25 years

FDR - Fiduciary Depository Receipt

FTSE - Financial Times and the London Stock Exchange

GCI - Gabelli & Company, Inc.

GDR - Global Depository Receipt

GO - General Obligation

IBEX - Iberia Index

JSE - Johannesburg Stock Exchange

KOSPI - Korea Composite Stock Price Index

LIBOR - London Interbank Offered Rate

MCDX.NA - Municipal Credit Default Swap Index - North American

MSCI - Morgan Stanley Capital International

NASDAQ - National Association of Securities Dealers Automated Quotations

NVDR - Non-Voting Depository Receipt

NYSE - New York Stock Exchange

PJSC - Public Joint Stock Company

RB - Revenue Bond

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

RNC - Radio Network Communications

SDR - Swedish Depository Receipt

SGB - Societe Generale Bannon L.L.C.

SGX - Singapore Exchange

SPDR - Standard & Poor’s Depository Receipt

SPI - Schedule Performance Index

TBA - To Be Announced (Securities purchased on a delayed delivery basis)

TES - Peso Denominated Treasury Bonds

TSX - Toronto Stock Exchange

Counterparty Abbreviations:

BCL - Barclays Capital Inc.

BBH - Brown Brothers Harriman & Co.

BBP - Barclays Bank Plc

BNP - BNP Paribas Securities

BNY - BNY Capital Markets

BOA - Bancamerica Securities/Bank of America NA

CCI - Citicorp Securities, Inc.

CGM - Citigroup Global Markets

CIT - Citibank, Inc.

CSI - Credit Suisse Securities, LLC

DUB - Deutsche Bank Alex Brown Inc.

GSC - Goldman Sachs & Co.

GSI - Goldman Sachs International

HSB - HSBC Securities, Inc.

JPM - J.P. Morgan Securities, Inc.

MLP - Merrill Lynch Professional Clearing Corp.

MSC - Morgan Stanley & Co., Incorporated

MSS - Morgan Stanley Capital Services Inc.

RBC - Royal Bank Of Canada

RBS - Royal Bank Of Scotland

SCB - Standard Chartered Bank

SSB - State Street Brokerage Services, Inc.

UBS - UBS Securities LLC

WBC - Westpac Banking Corporation

Restricted Securities - Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Exchange Act of 1933, as amended.  The following table details restricted securities, including Rule 144A securities, that have not been deemed liquid, held by the Funds at June 30, 2013.

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
JNL/BlackRock Commodity Securities Strategy Fund
Uranium Energy Corp.	11/02/2010	$1,244	$655	—%

JNL/BlackRock Global Allocation Fund
Bio City Development Co. BV, 8.00%, 07/06/18	08/26/2011	$688	$599	—%
CapitaLand Ltd., 2.95%, 06/20/22	08/26/2011	3,677	3,682	0.2
Celestial Nutrifoods Ltd., 0.00%, 06/12/11	08/26/2011	49	3	—
Chaoda Modern Agriculture Holdings Ltd.	08/26/2011	200	30	—
China Milk Products Group Ltd., 0.00%, 01/05/12	08/26/2011	13	10	—
China Petroleum & Chemical Corp., 0.00%, 04/24/14	08/26/2011	262	303	—
Constellium Holdco BV Term Loan B, 6.00%, 02/25/20	03/11/2013	513	524	—
Constellium Holdco BV Term Loan B, 6.50%, 02/25/20	03/11/2013	664	678	—
Credit Suisse Group Guernsey I Ltd., 7.88%, 02/24/41	08/26/2011	1,125	1,156	0.1
Delta Debtco Ltd. Term Loan, 9.25%, 10/30/19	10/18/2012	2,676	2,849	0.1
Delta Topco Ltd.	01/23/2012	1,330	1,249	0.1
Delta Topco Ltd., 10.00%, 11/24/16	05/03/2012	1,816	1,782	0.1
GNL Quintero SA Term Loan, 1.28%, 06/20/23	09/13/2012	901	936	—
Inversiones Alsacia SA, 8.00%, 08/18/18	08/26/2011	937	822	0.1
Obsidian Natural Gas Trust Term Loan, 7.00%, 11/02/15	08/26/2011	169	170	—
Pyrus Ltd. Convertible Bond, 7.50%, 12/20/15	11/25/2011	1,392	1,635	0.1
Pyrus Ltd. Convertible Bond, 7.50%, 12/20/15	08/26/2011	419	503	—
REI Agro Ltd., 5.50%, 11/13/14	08/26/2011	557	443	—
REI Agro Ltd., 5.50%, 11/13/14	08/26/2011	182	130	—
Sun Hung Kai Properties Capital Market Ltd., 4.50%, 02/14/22	04/04/2012	796	788	—
Suzlon Energy Ltd., 0.00%, 10/11/12	08/26/2011	483	321	—
Suzlon Energy Ltd., 0.00%, 07/25/14	10/26/2011	913	606	—
TFS Corp. Ltd.	03/18/2013	—	44	—
TFS Corp. Ltd., 11.00%, 07/15/18	08/26/2011	1,256	1,207	0.1
TNK-BP Finance SA, 7.50%, 07/18/16	08/26/2011	107	111	—
Twitter Inc. Private Placement	12/27/2012	1,740	1,876	0.1

See accompanying Notes to Financial Statements.

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
JNL/BlackRock Global Allocation Fund (continued)
Twitter Inc. Private Placement, Convertible Preferred, Series A	02/27/2013	$20	$21	—%
Twitter Inc. Private Placement, Convertible Preferred, Series D	12/27/2012	1,633	1,758	0.1
Vodafone Americas Finance 2 Inc. Term Loan, 6.25%, 07/11/16	08/26/2011	214	218	—
Zeus Capital Ltd., 0.00%, 08/19/13	08/26/2011	1,257	948	—
Zeus Cayman II, 0.00%, 08/18/16	11/30/2011	635	668	—
		$26,624	$26,070	1.1%
JNL/Brookfield Global Infrastructure Fund
Alupar Investimento SA	04/24/2013	$4,425	$4,123	1.0%
Transmissora Alianca de Energia Eletrica SA	07/23/2012	3,833	3,424	0.8
		$8,258	$7,547	1.8%
JNL/Capital Guardian Global Balanced Fund
AIA Group Ltd.	10/25/2010	$4,004	$5,399	1.2%
AbbVie Inc., 2.90%, 11/06/22	11/06/2012	50	47	—
AbbVie Inc., 4.40%, 11/06/42	11/06/2012	30	28	—
Altegrity Inc., 10.50%, 11/01/15	07/27/2009	176	179	—
Austria Government Bond, 3.65%, 04/20/22	10/05/2012	778	778	0.2
Austria Government Bond, 4.00%, 09/15/16	04/01/2013	200	202	—
Bermuda Government International Bond, 4.14%, 01/03/23	11/19/2012	213	197	—
CEVA Group Plc, 8.38%, 12/01/17	06/05/2012	51	41	—
Cemex Espana Luxembourg, 9.25%, 05/12/20	08/31/2011	80	100	—
Cemex Finance LLC, 9.38%, 10/12/22	12/14/2012	224	218	0.1
Clearwire Communications LLC, 14.75%, 12/01/16	01/31/2011	255	341	0.1
Corporate Office Properties LP, 3.60%, 05/15/23	05/02/2013	50	46	—
Croatia Government International Bond, 6.75%, 11/05/19	10/30/2009	629	667	0.2
DISH DBS Corp., 4.25%, 04/01/18	04/08/2013	74	74	—
Deutsche Wohnen AG	01/17/2013	394	365	0.1
Enel Finance International NV, 3.88%, 10/07/14	01/11/2011	301	307	0.1
First Data Corp., 8.25%, 01/15/21	12/22/2010	350	357	0.1
First Data Corp., 8.75%, 01/15/22	12/22/2010	89	103	—
GKN Plc	07/16/2010	1,020	1,857	0.4
Glencore Funding LLC, 1.70%, 05/27/16	05/23/2013	50	48	—
Glencore Funding LLC, 4.13%, 05/30/23	05/23/2013	30	27	—
Grupo Financiero Inbursa SAB de CV	11/28/2007	341	481	0.1
HKT Trust	11/25/2011	811	1,043	0.3
HSBC Bank Plc, 4.75%, 01/19/21	10/31/2012	671	638	0.1
Iberdrola Finance Ireland Ltd., 3.80%, 09/11/14	01/12/2011	249	257	0.1
Indonesia Government International Bond, 7.75%, 01/17/38	04/08/2013	217	185	—
Inmet Mining Corp., 8.75%, 06/01/20	01/25/2013	194	179	0.1
Japan Tobacco Inc.	02/15/2013	1,343	1,539	0.3
MetroPCS Wireless Inc., 6.63%, 04/01/23	04/08/2013	128	127	—
NBCUniversal Enterprise Inc., 1.97%, 04/15/19	03/21/2013	352	340	0.1
PDC Energy Inc., 7.75%, 10/15/22	10/26/2012	102	103	—
Partners Group Holding AG	11/12/2012	1,477	1,978	0.5
Peru Government International Bond, 7.84%, 08/12/20	01/10/2013	269	228	0.1
Realogy Group LLC, 7.88%, 02/15/19	01/30/2012	259	290	0.1
Roche Holdings Inc., 6.00%, 03/01/19	05/19/2009	155	179	0.1
Romania Government International Bond, 6.75%, 02/07/22	02/29/2012	102	111	—
Russia Government International Bond, 7.50%, 03/31/30	10/19/2012	308	284	0.1
Sberbank of Russia - GDR	09/20/2012	622	582	0.1
Slovenia Government International Bond, 5.85%, 05/10/23	05/03/2013	247	232	0.1
Spain Government Bond, 4.40%, 10/31/23	06/10/2013	204	202	—
Spain Government Bond, 5.40%, 01/31/23	02/21/2013	916	888	0.2
Standard Chartered Plc, 3.85%, 04/27/15	03/17/2011	229	234	0.1
Standard Chartered Plc, 3.95%, 01/11/23	01/10/2013	303	279	0.1
Transportadora de Gas del Peru SA, 4.25%, 04/30/28	04/24/2013	200	177	0.1
VPI Escrow Corp., 6.38%, 10/15/20	10/15/2012	313	297	0.1
Xstrata Finance Canada Ltd., 4.95%, 11/15/21	01/10/2013	43	38	—
		$19,103	$22,272	5.3%
JNL/Capital Guardian Global Diversified Research Fund
HKT Trust	11/25/2011	$2,700	$3,375	0.9%
Japan Tobacco Inc.	02/15/2013	1,236	1,405	0.4
Partners Group Holding AG	11/12/2012	2,284	3,187	0.9
		$6,220	$7,967	2.2%
JNL/Franklin Templeton Global Growth Fund
Samsung Electronics Co. Ltd. - GDR	09/08/2008	$773	$1,323	0.2%

JNL/Franklin Templeton Global Multisector Bond Fund
Boparan Finance Plc, 9.75%, 04/30/18	01/23/2012	$478	$565	—%
CEVA Group Plc, 8.38%, 12/01/17	06/05/2012	308	236	—

See accompanying Notes to Financial Statements.

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
JNL/Franklin Templeton Global Multisector Bond Fund (continued)
CEVA Group Plc, 11.50%, 04/01/18	12/14/2011	$1,472	$1,022	0.1%
Calpine Corp., 7.88%, 01/15/23	03/14/2012	97	97	—
Hungary Government International Bond, 5.75%, 06/11/18	12/15/2011	6,293	7,338	0.6
Ireland Government Bond, 5.50%, 10/18/17	07/27/2012	2,341	2,783	0.2
		$10,989	$12,041	0.9%
JNL/Franklin Templeton Income Fund
CEVA Group Plc, 8.38%, 12/01/17	06/05/2012	$4,027	$3,153	0.2%
CEVA Group Plc, 11.50%, 04/01/18	12/14/2011	3,573	2,300	0.1
Dynegy Holdings LLC	10/19/2012	—	—	—
Dynegy Holdings LLC	10/19/2012	—	—	—
Dynegy Holdings LLC	10/19/2012	—	—	—
SuperMedia Inc. Escrow Litigation Trust	03/04/2007	14	—	—
		$7,614	$5,453	0.3%
JNL/Goldman Sachs Core Plus Bond Fund
Amortizing Residential Collateral Trust REMIC, 1.99%, 08/25/32	12/04/2002	$52	$11	—%
Barclays Bank Plc, 6.05%, 12/04/17	10/08/2012	2,097	2,109	0.2
Energy Transfer Partners LP, 3.29%, 11/01/66	06/28/2013	3,324	3,324	0.4
Federal Home Loan Mortgage Corp. Interest Only, 3.00%, 12/15/27	04/10/2013	305	345	0.1
Federal Home Loan Mortgage Corp. REMIC, 1,156.50%, 06/15/21	02/29/2000	—	—	—
Federal National Mortgage Association Interest Only, 4.00%, 04/25/42	01/04/2013	196	258	—
Federal National Mortgage Association Interest Only REMIC, 4.80%, 11/25/40	09/28/2012	278	692	0.1
First Union National Bank Commercial Mortgage Trust, Interest Only REMIC, 1.68%, 05/17/32	01/08/2003	53	31	—
Home Interior Gift Inc.	02/22/2006	184	—	—
Merit Securities Corp. REMIC, 1.70%, 09/28/32	12/10/2002	36	39	—
Northwestern Mutual Life Insurance Co., 6.06%, 03/30/40	03/24/2010	1,375	1,549	0.2
Resona Preferred Global Securities Cayman Ltd., 7.19%, (callable at 100 beginning 07/30/15)	03/22/2006	1,538	1,620	0.2
UBS AG-Credit Linked Note (Federative Republic of Brazil, 6.00%, 01/17/17)	09/27/2011	756	390	—
		$10,194	$10,368	1.2%
JNL/Goldman Sachs Emerging Markets Debt Fund
Barclays Bank Plc Credit Linked Note (Indonesia Government, 10.00%, 07/15/17)	06/04/2009	$8,890	$9,264	1.1%
Citigroup Funding Inc. Credit Linked Note (Federal Republic of Nigeria, 15.10%, 05/01/17)	12/04/2012	730	674	0.1
Citigroup Inc. Credit Linked Note (Federal Republic of Nigeria, 10.00%, 07/27/30)	05/16/2013	1,416	1,317	0.1
Citigroup Inc. Credit Linked Note (Federal Republic of Nigeria, 16.00%, 07/03/19)	05/07/2013	863	760	0.1
Credit Suisse Nassau Credit Linked Note (Nota Do Tesouro Nacional, 6.00%, 08/15/40)	11/16/2010	3,923	3,759	0.4
Deutsche Bank AG Credit Linked Note (Federal Republic of Nigeria, 0.00%, 02/06/14)	02/08/2013	2,986	2,842	0.3
Deutsche Bank AG Credit Linked Note (Indonesia Government, 10.75%, 05/15/16)	01/26/2010	2,316	2,308	0.3
Deutsche Bank AG Credit Linked Note (Indonesia Government, 7.00%, 05/15/27)	02/14/2012	2,239	1,707	0.2
HSBC Bank Plc Credit Linked Note (Federal Republic of Nigeria, 16.00%, 06/29/2019)	05/03/2013	2,163	1,930	0.2
JPMorgan Chase & Co. Credit Linked Note (Indonesia Government, 11.00%, 11/15/20)	04/16/2010	2,522	2,516	0.3
KazMunayGas National Co JSC, 5.75%, 04/30/43	04/26/2013	844	752	0.1
Mexico Generadora de Energia S de rl, 5.50%, 12/06/32	12/03/2012	830	780	0.1
Sberbank of Russia Via SB Capital SA, 6.13%, 02/07/22	12/05/2012	1,751	1,639	0.2
Sea Trucks Group, 9.00%, 03/26/18	03/19/2013	200	193	—
		$31,673	$30,441	3.5%
JNL/Ivy Asset Strategy Fund
Chuo Mitsui Trust Holdings Inc.	06/21/2013	$14,699	$16,078	0.7%
Delta Topco Ltd.	01/23/2012	40,394	34,348	1.5
Delta Topco Ltd., 10.00%, 11/24/16	05/03/2012	49,575	49,006	2.1
KION Group AG	06/28/2013	1,595	1,573	0.1
Legend Pictures LLC	12/18/2012	27,463	27,463	1.2
Legendary Pictures Funding LLC, 8.00%, 03/15/18	03/13/2013	28,500	28,500	1.2
Media Group Holdings LLC	06/21/2013	10,708	10,708	0.4
		$172,934	$167,676	7.2%
JNL/JPMorgan U.S. Government & Quality Bond Fund
CompuCredit Acquired Portfolio Voltage Master Trust, 0.36%, 09/17/18	09/18/2006	$66	$66	—%
IndyMac Seconds Asset Backed Trust REMIC, 0.45%, 06/25/36	05/22/2006	864	196	—
SACO I Inc. REMIC, 0.45%, 06/25/36	05/30/2006	241	152	—
		$1,171	$414	—%
JNL/Lazard Mid Cap Equity Fund
Better Place	04/23/2010	$1,015	$4	—%

JNL/M&G Global Basics Fund
GI Dynamics Inc. - CDI	09/07/2011	$981	$612	0.3%
Galaxy Resources Ltd.	04/14/2011	611	158	0.1
		$1,592	$770	0.4%

See accompanying Notes to Financial Statements.

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
JNL/Morgan Stanley Mid Cap Growth Fund
Dropbox Inc., Series A-1	07/19/2012	$41	$38	0.1%
Palantir Technologies Inc.	07/20/2012	16	15	—
		$57	$53	0.1%
JNL/PIMCO Real Return Fund
Commonwealth Bank of Australia, 0.77%, 06/25/14	06/19/2009	$3,800	$3,817	0.2%
SLM Student Loan Trust, 2.35%, 04/15/39	05/06/2011	1,142	1,132	0.1
Westpac Banking Corp., 3.59%, 08/14/14	08/13/2010	4,499	4,553	0.2
		$9,441	$9,502	0.5%
JNL/PIMCO Total Return Bond Fund
Commercial Mortgage Pass-Through Certificates REMIC, 2.60%, 04/26/38	05/08/2013	$3,583	$3,577	0.1%
DG Funding Trust, 0.61%, (callable at 10,000 beginning 09/30/10)	11/10/2003	4,427	2,957	0.1
Electricite de France SA, 5.50%, 01/26/14	01/22/2009	1,599	1,641	—
Northern Rock Plc, 5.63%, 06/22/17	06/08/2009	14,695	18,117	0.3
Sumitomo Mitsui Banking Corp., 1.95%, 01/14/14	01/07/2011	5,999	6,042	0.1
		$30,303	$32,334	0.6%
JNL/T. Rowe Price Established Growth Fund
LivingSocial, Convertible Preferred, Series F	11/18/2011	$1,185	$173	—%
Twitter Inc. Private Placement, Convertible Preferred, Series A	02/27/2013	3	4	—
Twitter Inc. Private Placement, Convertible Preferred, Series B	09/14/2011	1,052	1,203	—
Twitter Inc. Private Placement, Convertible Preferred, Series C	09/14/2011	285	326	—
Twitter Inc. Private Placement, Convertible Preferred, Series D	12/27/2012	484	550	—
Twitter Inc. Private Placement, Convertible Preferred, Series F	04/02/2012	180	206	—
Twitter Inc. Private Placement	12/27/2012	1,261	1,434	0.1
Twitter Inc. Private Placement, Convertible Preferred, Series G-2	07/28/2011	1,975	2,245	0.1
		$6,425	$6,141	0.2%
JNL/T. Rowe Price Mid-Cap Growth Fund
Coupon.com Inc.	06/21/2011	$3,435	$1,711	0.1%
Dropbox Inc.	05/02/2012	383	361	—
Dropbox Inc., Series A	05/02/2012	476	449	—
Dropbox Inc., Series A-1	07/19/2012	2,338	2,204	0.1
Hungry Machine Inc.	04/01/2011	4,061	417	—
		$10,693	$5,142	0.2%

Investments in Affiliates - See Note 8 in the Notes to Financial Statements for discussion of investments in affiliates.  The fair value and par value of the investment in the Securities Lending Cash Collateral Fund LLC are reported under Securities Lending Collateral in the Schedules of Investments.  Income received from the Securities Lending Cash Collateral Fund LLC is aggregated with income from securities lending when received from the custodian.  The following table details cash management investments in affiliates held at June 30, 2013.  There was no realized gain or loss relating to transactions in these investments during the period ended June 30, 2013.

	JNL Money Market Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
JNL/AQR Managed Futures Strategy Fund	$380,041	$185, 277	$20
JNL/BlackRock Commodity Securities Strategy Fund	72,052	22,808	3
JNL/Brookfield Global Infrastructure Fund	17,095	23,100	—
JNL/Capital Guardian Global Balanced Fund	23,696	30,757	—
JNL/Capital Guardian Global Diversified Research Fund	8,282	9,562	1
JNL/DFA U.S. Core Equity Fund	1,382	1,018	1
JNL/Eagle SmallCap Equity Fund	14,816	38,380	1
JNL/Eastspring Investments Asia ex-Japan Fund	3,168	3,329	—
JNL/Eastspring Investments China-India Fund	6,535	5,739	1
JNL/Franklin Templeton Global Growth Fund	18,281	34,271	1
JNL/Franklin Templeton Global Multisector Bond Fund	153,039	168,837	12
JNL/Franklin Templeton Income Fund	59,681	94,326	8
JNL/Franklin Templeton International Small Cap Growth Fund	20,784	18,066	1
JNL/Franklin Templeton Mutual Shares Fund	86,155	80,954	7
JNL/Franklin Templeton Small Cap Value Fund	88,265	30,906	5
JNL/Goldman Sachs Core Plus Bond Fund	87,108	150,132	—
JNL/Goldman Sachs Emerging Markets Debt Fund	28,084	44,630	2
JNL/Goldman Sachs Mid Cap Value Fund	33,150	21,853	1
JNL/Goldman Sachs U.S. Equity Flex Fund	1,385	5,416	—
JNL/Invesco Global Real Estate Fund	36,995	25,835	2
JNL/Invesco International Growth Fund	63,536	67,102	5
JNL/Invesco Large Cap Growth Fund	47,547	20,712	3
JNL/Invesco Small Cap Growth Fund	6,952	17,938	1

See accompanying Notes to Financial Statements.

	JNL Money Market Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
JNL/Ivy Asset Strategy Fund	$22,563	$23,249	$1
JNL/JPMorgan International Value Fund	7,076	7,656	1
JNL/JPMorgan MidCap Growth Fund	8,611	15,103	1
JNL/JPMorgan U.S. Government & Quality Bond Fund	74,743	37,476	3
JNL/Lazard Emerging Markets Fund	21,031	20,134	2
JNL/Lazard Mid Cap Equity Fund	2,341	6,453	—
JNL/M&G Global Basics Fund	311	8,803	—
JNL/M&G Global Leaders Fund	267	11	—
JNL/Mellon Capital Emerging Markets Index Fund	4,290	—	—
JNL/Mellon Capital European 30 Fund	86	161	—
JNL/Mellon Capital Pacific Rim 30 Fund	342	46	—
JNL/Mellon Capital S&P 500 Index Fund	—	61,905	3
JNL/Mellon Capital S&P 400 MidCap Index Fund	23,180	14,504	2
JNL/Mellon Capital Small Cap Index Fund	19,745	19,583	—
JNL/Mellon Capital International Index Fund	22,245	49,653	1
JNL/Mellon Capital Bond Index Fund	108,894	181,244	—
JNL/Mellon Capital Global Alpha Fund	83,516	53,590	6
JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund	373	1,342	—
JNL/Mellon Capital Utilities Sector Fund	—	89	—
JNL/Morgan Stanley Mid Cap Growth Fund	1,059	1,979	—
JNL/Neuberger Berman Strategic Income Fund	10,745	28,469	1
JNL/Oppenheimer Global Growth Fund	12,102	13,420	1
JNL/PPM America High Yield Bond Fund	85,733	77,028	5
JNL/PPM America Mid Cap Value Fund	190	—	—
JNL/PPM America Value Equity Fund	249	473	1
JNL/Red Rocks Listed Private Equity Fund	7,953	3,361	1
JNL/S&P Competitive Advantage Fund	3,460	14,199	—
JNL/S&P Dividend Income & Growth Fund	4,053	16,374	1
JNL/S&P Intrinsic Value Fund	828	5,380	1
JNL/S&P Total Yield Fund	885	4,173	—
JNL/T. Rowe Price Established Growth Fund	2,000	2,000	—
JNL/T. Rowe Price Mid-Cap Growth Fund	915	1,000	—
JNL/T. Rowe Price Short-Term Bond Fund	9,133	12,000	1
JNL/T. Rowe Price Value Fund	1,646	1,250	—
JNL/UBS Large Cap Select Growth Fund	9,330	14,335	1
JNL/WMC Balanced Fund	81,011	194,528	—
JNL/WMC Value Fund	31,328	39,168	2

	T. Rowe Price Reserves Investment Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
JNL/T. Rowe Price Established Growth Fund	$37,257	$34,654	$16
JNL/T. Rowe Price Mid-Cap Growth Fund	62,733	95,997	36
JNL/T. Rowe Price Short-Term Bond Fund	153,386	58,315	38
JNL/T. Rowe Price Value Fund	29,329	14,127	11

See accompanying Notes to Financial Statements.

The following table details each Fund’s long term investments in affiliates held during the period ended June 30, 2013.

Fund	Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Dividend/ Interest Income	Realized Gain (Loss)	Value End of Period
JNL/American Funds Blue Chip Income and Growth Fund	American Funds Insurance Series -Blue Chip Income and Growth Fund Class 1	$699,195	$133,843	$3,190	$3,846	$822	$932,995
JNL/American Funds Global Bond Fund	American Funds Insurance Series -Global Bond Fund Class 1	466,692	59,069	39,533	—	6,412	456,874
JNL/American Funds Global Small Capitalization Fund	American Funds Insurance Series -Global Small Capitalization Fund - Class 1	205,800	36,664	10,436	2,334	1,599	248,671
JNL/ American Funds Growth-Income Fund	American Funds Insurance Series - Growth-Income Fund - Class 1	864,773	252,173	39,676	4,106	10,205	1,182,513
JNL/American Funds New World Fund	American Funds Insurance Series -New World Fund Class 1	464,623	77,620	16,154	1,783	3,964	509,290
JNL/BlackRock Global Allocation Fund	iShares Gold Trust Fund	7,084	—	—	—	—	5,220
JNL/Mellon Capital S&P 500 Index Fund	Bank of New York Mellon Corp.	3,776	417	—	42	—	4,534
JNL/Mellon Capital International Index Fund	Prudential plc	5,717	229	—	143	—	6,786
JNL/Mellon Capital Bond Index Fund	Bank of New York Mellon Corp., 4.30%, 5/15/14	525	—	519	9	3	—
JNL/Mellon Capital Bond Index Fund	Bank of New York Mellon Corp., 2.50%, 01/15/16	524	—	—	6	—	517
JNL/Mellon Capital Bond Index Fund	Bank of New York Mellon Corp., 3.55%, 09/23/21	654	—	—	10	—	611

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

June 30, 2013

Schedule of Written Options

	Expiration Date	Exercise Price		Contracts	Value
Exchange-Traded Futures Options
JNL/PIMCO Real Return Fund
10-Year U.S. Future Call Option	08/23/2013	133.00		146	$(5)
10-Year U.S. Future Put Option	08/23/2013	129.00		146	(408)
				292	$(413)
JNL/PIMCO Total Return Bond Fund
10-Year U.S. Future Call Option	08/23/2013	133.00		479	$(15)
10-Year U.S. Future Put Option	08/23/2013	129.00		479	(1,340)
				958	$(1,355)
Foreign Currency Options
JNL/PIMCO Real Return Fund
USD versus JPY Put Option, BNP	07/05/2013	95.00		9,000,000	$(4)
USD versus JPY Put Option, BOA	07/05/2013	95.00		9,300,000	(5)
				18,300,000	$(9)
JNL/PIMCO Total Return Bond Fund
USD versus JPY Put Option, BNP	07/05/2013	95.00		42,900,000	$(20)
USD versus JPY Put Option, BOA	07/05/2013	95.00		14,300,000	(7)
USD versus JPY Put Option, BOA	07/05/2013	93.00		7,900,000	(1)
USD versus JPY Put Option, BOA	08/12/2013	96.00		7,200,000	(60)
				72,300,000	$(88)
Index Options
JNL/BlackRock Global Allocation Fund
IBOV Stock Index Call Option, GSI	10/16/2013	BRL	51,854.62	317	$(220)
IBOV Stock Index Call Option, GSI	10/16/2013	BRL	51,169.69	131	(104)
IBOV Stock Index Call Option, GSI	10/16/2013	BRL	50,815.70	130	(109)
IBOV Stock Index Put Option, GSI	10/16/2013	BRL	40,069.48	317	(75)
IBOV Stock Index Put Option, GSI	10/16/2013	BRL	39,532.49	131	(28)
IBOV Stock Index Put Option, GSI	10/16/2013	BRL	39,266.68	130	(26)
MSCI Emerging Markets Index Call Option, BOA	10/18/2013	1,035.78		6,598	(17)
MSCI Emerging Markets Index Call Option, JPM	09/20/2013	981.00		8,118	(75)
MSCI Emerging Markets Index Put Option, BOA	10/18/2013	809.20		6,598	(5)
MSCI Emerging Markets Index Put Option, JPM	09/20/2013	787.50		8,118	(1)
Nikkei-225 Stock Average Call Option, CIT	12/13/2013	JPY	11,000.00	280	(816)
Nikkei-225 Stock Average Put Option, BNP	03/14/2014	JPY	9,300.00	441	(60)
Nikkei-225 Stock Average Put Option, CIT	12/13/2013	JPY	8,305.01	397	(17)
Nikkei-225 Stock Average Put Option, JPM	12/13/2013	JPY	8,592.09	431	(22)
S&P 500 Index Call Option, CSI	09/20/2013	1,700.00		3,675	(37)
S&P 500 Index Put Option	07/20/2013	1,520.00		37	(15)
S&P 500 Index Put Option	07/20/2013	1,475.00		37	(6)
S&P 500 Index Put Option	07/20/2013	1,470.00		46	(6)
S&P 500 Index Put Option	08/17/2013	1,470.00		37	(30)
S&P 500 Index Put Option, CIT	12/20/2013	1,149.60		986	(4)
S&P 500 Index Put Option, CSI	08/16/2013	1,464.34		3,694	(18)
S&P 500 Index Put Option, CSI	09/20/2013	1,450.00		3,675	(51)
Tokyo Stock Exchange Price Index Put Option, BOA	08/09/2013	JPY	932.96	6,058	(15)
Tokyo Stock Exchange Price Index Put Option, BOA	09/13/2013	JPY	1,031.53	4,818	(139)
Tokyo Stock Exchange Price Index Put Option, GSI	10/11/2013	JPY	1,003.47	534,900	(178)
Tokyo Stock Exchange Price Index Put Option, JPM	10/11/2013	JPY	1,040.92	6,493	(285)
Tokyo Stock Exchange Price Index Put Option, UBS	09/13/2013	JPY	1,035.07	709,104	(221)
				1,305,697	$(2,580)
JNL/Ivy Asset Strategy Fund
EURO STOXX 50 Index Call Option, MSC	08/16/2013	EUR	2,725.00	1,006	$(331)
EURO STOXX 50 Index Call Option, MSC	09/20/2013	EUR	2,800.00	1,011	(337)
EURO STOXX 50 Index Call Option, MSC	09/20/2013	EUR	2,625.00	1,006	(1,193)
EURO STOXX 50 Index Put Option, BOA	09/20/2013	EUR	2,475.00	970	(768)
Nikkei-225 Stock Average Call Option, MSC	08/09/2013	JPY	16,000.00	141	(66)
Nikkei-225 Stock Average Put Option, UBS	07/12/2013	JPY	12,500.00	54	(38)
Nikkei-225 Stock Average Put Option, UBS	08/09/2013	JPY	12,500.00	87	(180)
S&P 500 Index Call Option	08/17/2013	1,655.00		451	(613)

See accompanying Notes to Financial Statements.

	Expiration Date	Exercise Price	Contracts	Value
Index Options (continued)
JNL/Ivy Asset Strategy Fund (continued)
S&P 500 Index Put Option	08/17/2013	1,550.00	225	$(484)
S&P 500 Index Put Option	09/21/2013	1,500.00	586	(1,201)
			5,537	$(5,211)
JNL/PIMCO Total Return Bond Fund
CDX.NA.IG.20 Call Option, BOA	09/18/2013	0.65	157	$(5)
CDX.NA.IG.20 Call Option, CIT	09/18/2013	0.70	83	(6)
CDX.NA.IG.20 Call Option, CIT	09/18/2013	0.65	157	(6)
			397	$(17)
Inflation Floor
JNL/PIMCO Real Return Fund
Floor - CPURNSA Index Option, BNP	03/01/2018	0.00	28	$(5)
Floor - CPURNSA Index Option, CGM	09/29/2020	217.97	31	(3)
Floor - CPURNSA Index Option, DUB	01/22/2018	0.00	37	(6)
Floor - CPURNSA Index Option, DUB	03/10/2020	215.95	29	(2)
Floor - CPURNSA Index Option, DUB	10/13/2020	215.95	298	(28)
			423	$(44)
JNL/PIMCO Total Return Bond Fund
Floor - CPURNSA Index Option, CGM	03/12/2020	215.95	18	$(1)
Floor - CPURNSA Index Option, CGM	09/29/2020	217.97	64	(6)
Floor - CPURNSA Index Option, DUB	03/10/2020	215.95	19	(1)
			101	$(8)
Interest Rate Swaptions
JNL/PIMCO Real Return Fund
Call Swaption, 3 month LIBOR versus 0.75% fixed, BOA	09/03/2013	N/A	60	$—
Call Swaption, 3 month LIBOR versus 0.75% fixed, DUB	09/03/2013	N/A	47	—
Call Swaption, 3 month LIBOR versus 0.75% fixed, MSS	09/03/2013	N/A	301	—
Call Swaption, 3 month LIBOR versus 1.60% fixed, BOA	07/02/2013	N/A	152	—
Call Swaption, 3 month LIBOR versus 1.80% fixed, BBP	07/29/2013	N/A	134	—
Call Swaption, 3 month LIBOR versus 1.80% fixed, BOA	07/29/2013	N/A	259	—
Call Swaption, 3 month LIBOR versus 1.80% fixed, JPM	07/29/2013	N/A	286	—
Call Swaption, 3 month LIBOR versus 1.80% fixed, MSS	07/29/2013	N/A	210	—
Put Swaption, 3 month LIBOR versus 1.25% fixed, BOA	09/03/2013	N/A	60	(130)
Put Swaption, 3 month LIBOR versus 1.25% fixed, DUB	09/03/2013	N/A	47	(102)
Put Swaption, 3 month LIBOR versus 1.25% fixed, MSS	09/03/2013	N/A	301	(654)
Put Swaption, 3 month LIBOR versus 1.40% fixed, BOA	09/03/2013	N/A	170	(273)
Put Swaption, 3 month LIBOR versus 1.40% fixed, DUB	09/03/2013	N/A	123	(198)
Put Swaption, 3 month LIBOR versus 1.45% fixed, MSS	09/03/2013	N/A	465	(671)
Put Swaption, 3 month LIBOR versus 1.60% fixed, BOA	07/02/2013	N/A	152	(330)
Put Swaption, 3 month LIBOR versus 2.65% fixed, BBP	07/29/2013	N/A	134	(204)
Put Swaption, 3 month LIBOR versus 2.65% fixed, BOA	07/29/2013	N/A	95	(145)
Put Swaption, 3 month LIBOR versus 2.65% fixed, JPM	07/29/2013	N/A	98	(150)
Put Swaption, 3 month LIBOR versus 2.85% fixed, DUB	04/14/2014	N/A	695	(461)
Put Swaption, 3 month LIBOR versus 2.90% fixed, JPM	09/30/2013	N/A	188	(296)
Put Swaption, 3 month LIBOR versus 2.90% fixed, MSS	09/30/2013	N/A	374	(590)
Put Swaption, 6 month Euribor versus 1.15% fixed, BBP	07/24/2013	N/A	100	—
Put Swaption, 6 month Euribor versus 1.15% fixed, BOA	07/24/2013	N/A	280	(1)
Put Swaption, 6 month Euribor versus 1.15% fixed, CSI	07/24/2013	N/A	141	(1)
Put Swaption, 6 month Euribor versus 1.70% fixed, BBP	07/24/2013	N/A	162	(9)
Put Swaption, 6 month Euribor versus 1.70% fixed, CIT	07/24/2013	N/A	45	(3)
Put Swaption, 6 month Euribor versus 1.70% fixed, DUB	07/24/2013	N/A	191	(11)
			5,270	$(4,229)
JNL/PIMCO Total Return Bond Fund
Call Swaption, 3 month Euribor versus 0.40% fixed, BBP	03/14/2014	N/A	74	$(9)
Call Swaption, 3 month Euribor versus 0.40% fixed, BOA	03/12/2014	N/A	376	(48)
Call Swaption, 3 month LIBOR versus 0.75% fixed, DUB	09/03/2013	N/A	226	—
Call Swaption, 3 month LIBOR versus 0.75% fixed, MSS	09/03/2013	N/A	854	(1)
Call Swaption, 3 month LIBOR versus 0.80% fixed, BOA	09/03/2013	N/A	286	—

See accompanying Notes to Financial Statements.

	Expiration Date	Exercise Price	Contracts	Value
Interest Rate Swaptions (continued)
JNL/PIMCO Total Return Bond Fund (continued)
Call Swaption, 3 month LIBOR versus 0.90% fixed, DUB	09/03/2013	N/A	282	$(1)
Call Swaption, 3 month LIBOR versus 1.00% fixed, MSS	09/03/2013	N/A	409	(6)
Call Swaption, 3 month LIBOR versus 1.10% fixed, MSS	09/03/2013	N/A	2,909	(116)
Call Swaption, 3 month LIBOR versus 1.80% fixed, BBP	07/29/2013	N/A	190	—
Call Swaption, 3 month LIBOR versus 1.80% fixed, BOA	07/29/2013	N/A	118	—
Call Swaption, 3 month LIBOR versus 1.80% fixed, DUB	07/29/2013	N/A	153	—
Call Swaption, 3 month LIBOR versus 1.80% fixed, JPM	07/29/2013	N/A	640	—
Call Swaption, 3 month LIBOR versus 1.80% fixed, MSS	07/29/2013	N/A	454	—
Put Swaption, 3 month Euribor versus 0.40% fixed, BBP	03/14/2014	N/A	74	(21)
Put Swaption, 3 month Euribor versus 0.40% fixed, BOA	03/12/2014	N/A	376	(106)
Put Swaption, 3 month LIBOR versus 1.00% fixed, BOA	09/03/2013	N/A	286	(936)
Put Swaption, 3 month LIBOR versus 1.10% fixed, DUB	09/03/2013	N/A	282	(792)
Put Swaption, 3 month LIBOR versus 1.20% fixed, DUB	07/15/2013	N/A	418	—
Put Swaption, 3 month LIBOR versus 1.25% fixed, DUB	09/03/2013	N/A	226	(493)
Put Swaption, 3 month LIBOR versus 1.25% fixed, MSS	09/03/2013	N/A	854	(1,856)
Put Swaption, 3 month LIBOR versus 1.40% fixed, BOA	09/03/2013	N/A	421	(677)
Put Swaption, 3 month LIBOR versus 1.40% fixed, DUB	09/03/2013	N/A	336	(542)
Put Swaption, 3 month LIBOR versus 1.45% fixed, MSS	09/03/2013	N/A	1,546	(2,232)
Put Swaption, 3 month LIBOR versus 1.65% fixed, MSS	09/03/2013	N/A	2,909	(2,617)
Put Swaption, 3 month LIBOR versus 2.65% fixed, BBP	07/29/2013	N/A	190	(289)
Put Swaption, 3 month LIBOR versus 2.65% fixed, BOA	07/29/2013	N/A	118	(180)
Put Swaption, 3 month LIBOR versus 2.65% fixed, DUB	07/29/2013	N/A	153	(233)
Put Swaption, 3 month LIBOR versus 2.65% fixed, JPM	07/29/2013	N/A	640	(978)
Put Swaption, 3 month LIBOR versus 2.65% fixed, MSS	07/29/2013	N/A	454	(694)
Put Swaption, 6 month Euribor versus 1.15% fixed, BOA	07/24/2013	N/A	279	(1)
Put Swaption, 6 month Euribor versus 1.15% fixed, CSI	07/24/2013	N/A	16	—
Put Swaption, 6 month Euribor versus 1.70% fixed, BBP	07/24/2013	N/A	96	(6)
Put Swaption, 6 month Euribor versus 1.70% fixed, DUB	07/24/2013	N/A	38	(2)
			16,683	$(12,836)
Options on Securities
JNL/BlackRock Global Allocation Fund
Corning Inc. Call Option	08/17/2013	14.00	1,435	$(110)
Freescale Semiconductor Ltd. Call Option	09/21/2013	18.00	659	(7)
Humana Inc. Call Option	08/17/2013	75.00	251	(251)
Marathon Petroleum Corp. Call Option	07/20/2013	77.50	459	(18)
Williams-Sonoma Inc. Call Option	01/18/2014	52.50	113	(71)
Williams-Sonoma Inc. Call Option	01/18/2014	55.00	81	(40)
			2,998	$(497)
JNL/Ivy Asset Strategy Fund
Halliburton Co. Put Option, DUB	07/20/2013	37.00	1,020	$(8)
			1,020	$(8)

See accompanying Notes to Financial Statements.

Summary of Written Options

	Contracts	Premiums
JNL/BlackRock Global Allocation Fund
Options outstanding at December 31, 2012	113,012,855	$3,758
Options written during the period	1,590,020	4,652
Options closed during the period	(263,703)	(2,911)
Options exercised during the period	(29,672)	(719)
Options expired during the period	(113,000,805)	(1,336)
Options outstanding at June 30, 2013	1,308,695	$3,444
JNL/Franklin Templeton Mutual Shares Fund
Options outstanding at December 31, 2012	—	$—
Options written during the period	10	10
Options closed during the period	(10)	(10)
Options outstanding at June 30, 2013	—	$—
JNL/Ivy Asset Strategy Fund
Options outstanding at December 31, 2012	36,342	$4,058
Options written during the period	338,363	14,681
Options closed during the period	(22,086)	(8,511)
Options exercised during the period	(308,058)	(735)
Options expired during the period	(38,004)	(4,758)
Options outstanding at June 30, 2013	6,557	$4,735
JNL/PIMCO Real Return Fund
Options outstanding at December 31, 2012	5,262	$4,647
Options written during the period	112,331,305	3,960
Options closed during the period	(43,001,021)	(1,188)
Options expired during the period	(51,029,561)	(3,514)
Options outstanding at June 30, 2013	18,305,985	$3,905
JNL/PIMCO Total Return Bond Fund
Options outstanding at December 31, 2012	10,409	$3,739
Options written during the period	99,352,462	7,018
Options expired during the period	(27,044,732)	(4,638)
Options outstanding at June 30, 2013	72,318,139	$6,119

Schedule of Exchange Traded Options

	Expiration Date	Exercise Price		Contracts	Unrealized Appreciation/ (Depreciation)
Exchange Traded Purchased Options on Futures
JNL/Mellon Capital Global Alpha Fund
Euro-Bund Call Option	08/23/2013	EUR	120.00	66	$(325)

Exchange Traded Written Options on Futures
JNL/PIMCO Total Return Bond Fund
Euro-Bund Call Option	08/23/2013	EUR	148.00	42	$20
Euro-Bund Put Option	08/23/2013	EUR	142.00	42	(51)
				84	$(31)

See accompanying Notes to Financial Statements.

Schedule of Open Futures Contracts

	Expiration	Contracts Long / (Short)	Unrealized Appreciation / (Depreciation)
JNL/AQR Managed Futures Strategy Fund
3-Month Euro Euribor Interest Rate Future	December 2013	(88)	$(25)
3-Month Euro Euribor Interest Rate Future	March 2014	(109)	(35)
3-Month Euro Euribor Interest Rate Future	June 2014	(128)	(43)
3-Month Euro Euribor Interest Rate Future	September 2014	(130)	(53)
3-Month Euro Euribor Interest Rate Future	December 2014	(132)	(62)
3-Month Euro Euribor Interest Rate Future	March 2015	(132)	(62)
3-Month Euro Euribor Interest Rate Future	June 2015	(122)	(65)
3-Month Euro Swiss Franc Interest Rate Future	March 2014	(297)	3
3-Month Sterling Interest Rate Future	December 2013	(298)	7
3-Month Sterling Interest Rate Future	March 2014	(339)	35
3-Month Sterling Interest Rate Future	June 2014	(379)	(41)
3-Month Sterling Interest Rate Future	September 2014	(377)	42
3-Month Sterling Interest Rate Future	December 2014	(354)	25
3-Month Sterling Interest Rate Future	March 2015	(338)	22
3-Month Sterling Interest Rate Future	June 2015	(329)	48
90-Day Eurodollar Future	December 2013	(40)	(2)
90-Day Eurodollar Future	March 2014	(111)	(11)
90-Day Eurodollar Future	June 2014	(152)	(23)
90-Day Eurodollar Future	September 2014	(200)	(40)
90-Day Eurodollar Future	December 2014	(263)	(22)
90-Day Eurodollar Future	March 2015	(300)	(12)
90-Day Eurodollar Future	June 2015	(291)	—
Amsterdam Exchange Index Future	July 2013	51	(81)
ASX SPI 200 Index Future	September 2013	21	(14)
Australia Commonwealth Treasury Bond Future, 10-Year	September 2013	(195)	84
Australia Commonwealth Treasury Bond Future, 3-Year	September 2013	(546)	(114)
CAC 40 Euro Future	July 2013	153	(187)
Canadian Bank Acceptance Future	December 2013	(184)	(18)
Canadian Bank Acceptance Future	March 2014	(219)	21
Canadian Government Bond Future, 10-Year	September 2013	(249)	785
DJIA E-Mini Index Future	September 2013	160	(269)
Euro-Bobl Future	September 2013	(224)	43
Euro-Bund Future	September 2013	(128)	55
Euro-Buxl Future	September 2013	(140)	138
Euro-Schatz Future	September 2013	(1,150)	(28)
FTSE 100 Index Future	September 2013	(12)	—
FTSE/JSE Top 40 Index Future	September 2013	50	13
German Stock Index Future	September 2013	24	(199)
Hang Seng China Enterprises Index Future	July 2013	(60)	(104)
Hang Seng Index Future	July 2013	1	5
IBEX 35 Index Future	July 2013	35	(184)
Japanese Government Bond Future, 10-Year	September 2013	(22)	(12)
KOSPI 200 Index Future	September 2013	(23)	60
MSCI Singapore Index Future	July 2013	22	18
NASDAQ 100 E-Mini Index Future	September 2013	194	(274)
Russell 2000 Mini Index Future	September 2013	103	(125)
S&P 500 E-Mini Index Future	September 2013	136	(246)
S&P 500 E-Mini Index Future	December 2013	(324)	26
S&P MidCap 400 E-Mini Index Future	September 2013	59	(131)
S&P/TSX 60 Index Future	September 2013	9	(19)
SGX Nifty Index Future	July 2013	314	134
Swedish Government Bond Future, 10-Year	September 2013	92	(534)
Tokyo Price Index Future	September 2013	51	160
U.K. Long Gilt Future	September 2013	(161)	669
U.S. Treasury Bond Future, 30-Year	September 2013	(184)	135
U.S. Treasury Note Future, 10-Year	September 2013	(301)	350
U.S. Treasury Note Future, 2-Year	September 2013	(28)	(6)
U.S. Treasury Note Future, 5-Year	September 2013	(449)	486
			$323
JNL/BlackRock Global Allocation Fund
CAC 40 Euro Future	July 2013	25	$26
FTSE 100 Index Future	September 2013	33	40
German Stock Index Future	September 2013	4	18
MSCI Mini Emerging Markets Index Future	September 2013	(399)	(557)
MSCI Singapore Index Future	July 2013	11	9
S&P 500 E-Mini Index Future	September 2013	244	(159)
S&P/TSX 60 Index Future	September 2013	9	(13)
Tokyo Price Index Future	September 2013	192	704
Yen Denominated Nikkei 225 Future	September 2013	116	76
			$144
JNL/Goldman Sachs Core Plus Bond Fund
3-Month Euro Euribor Interest Rate Future	December 2014	589	$45
Euro-Bobl Future	September 2013	11	(13)
Euro-Bund Future	September 2013	121	(344)
Euro-Oat Future	September 2013	(15)	54
Italian Government Bond Future, 10-Year	September 2013	(25)	72
U.K. Long Gilt Future	September 2013	1	(6)
U.S. Treasury Bond Future, 30-Year	September 2013	95	(247)
U.S. Treasury Note Future, 10-Year	September 2013	(198)	(106)
U.S. Treasury Note Future, 2-Year	September 2013	(504)	4
U.S. Treasury Note Future, 5-Year	September 2013	(36)	(4)
Ultra Long Term U.S. Treasury Bond Future, 30-Year	September 2013	392	(2,089)
			$(2,634)
JNL/Goldman Sachs Emerging Markets Debt Fund
U.S. Treasury Bond Future, 30-Year	September 2013	38	$27
U.S. Treasury Note Future, 10-Year	September 2013	(1,049)	2,188
U.S. Treasury Note Future, 2-Year	September 2013	479	(166)
U.S. Treasury Note Future, 5-Year	September 2013	(1,266)	1,421
Ultra Long Term U.S. Treasury Bond Future, 30-Year	September 2013	1	—
			$3,470

See accompanying Notes to Financial Statements.

	Expiration	Contracts Long / (Short)	Unrealized Appreciation / (Depreciation)
JNL/Mellon Capital Emerging Market Index Fund
MSCI Mini Emerging Markets Index Future	September 2013	92	$(16)

JNL/Mellon Capital S&P 500 Index Fund
S&P 500 E-Mini Index Future	September 2013	838	$(524)

JNL/Mellon Capital S&P 400 Mid Cap Index Fund
S&P MidCap 400 E-Mini Index Future	September 2013	111	$(50)

JNL/Mellon Capital Small Cap Index Fund
Russell 2000 Mini Index Future	September 2013	87	$59

JNL/Mellon Capital International Index Fund
ASX SPI 200 Index Future	September 2013	67	$8
Euro Stoxx 50 Future	September 2013	622	(587)
FTSE 100 Index Future	September 2013	218	(362)
Tokyo Price Index Future	September 2013	132	267
			$(674)
JNL/Mellon Capital Global Alpha Fund
Amsterdam Exchange Index Future	July 2013	131	$(195)
ASX SPI 200 Index Future	September 2013	48	(6)
Australia Commonwealth Treasury Bond Future, 10-Year	September 2013	270	(700)
CAC 40 Euro Future	July 2013	(505)	221
Canadian Government Bond Future, 10-Year	September 2013	(193)	887
Euro-Bund Future	September 2013	(317)	79
FTSE 100 Index Future	September 2013	252	(628)
German Stock Index Future	September 2013	209	(1,671)
Hang Seng Index Future	July 2013	68	134
IBEX 35 Index Future	July 2013	(119)	550
Japanese Government Bond Future, 10-Year	September 2013	(787)	322
S&P 500 E-Mini Index Future	September 2013	(728)	556
S&P/TSX 60 Index Future	September 2013	(128)	(24)
Swedish Government Bond Future, 10-Year	September 2013	63	(337)
Tokyo Price Index Future	September 2013	11	74
U.K. Long Gilt Future	September 2013	121	240
U.S. Treasury Note Future, 10-Year	September 2013	(57)	150
			$(348)
JNL/Neuberger Berman Strategic Income Fund
3-Month Euro Euribor Interest Rate Future	December 2016	22	$(37)
3-Month New Zealand Bank Bill Future	June 2014	8	(6)
90-Day Eurodollar Future	December 2016	18	(38)
Australian Dollar Future	September 2013	(6)	16
Canadian Bank Acceptance Future	September 2014	21	(16)
Canadian Bank Acceptance Future	September 2015	13	(16)
Canadian Dollar Future	September 2013	(4)	11
Euro Foreign Exchange Future	September 2013	(4)	15
New Zealand Dollar Future	September 2013	(7)	8
U.S. Treasury Bond Future, 30-Year	September 2013	(4)	29
U.S. Treasury Note Future, 10-Year	September 2013	(66)	287
U.S. Treasury Note Future, 2-Year	September 2013	(21)	(1)
U.S. Treasury Note Future, 5-Year	September 2013	(91)	178
Ultra Long Term U.S. Treasury Bond Future, 30-Year	September 2013	(14)	119
			$549
JNL/PIMCO Real Return Fund
90-Day Eurodollar Future	September 2015	392	$(365)
90-Day Eurodollar Future	March 2016	923	(1,503)
90-Day Eurodollar Future	March 2017	197	(186)
U.S. Treasury Bond Future, 30-Year	September 2013	129	(489)
U.S. Treasury Note Future, 10-Year	September 2013	46	(135)
			$(2,678)
JNL/PIMCO Total Return Bond Fund
3-Month Euro Euribor Interest Rate Future	December 2014	71	$7
3-Month Euro Euribor Interest Rate Future	March 2015	74	(41)
3-Month Euro Euribor Interest Rate Future	June 2015	73	(44)
3-Month Euro Euribor Interest Rate Future	September 2015	9	(5)
90-Day Eurodollar Future	September 2014	237	42
90-Day Eurodollar Future	December 2014	366	11
90-Day Eurodollar Future	June 2015	3,865	(991)
90-Day Eurodollar Future	September 2015	595	(579)
90-Day Eurodollar Future	December 2015	2,157	(3,229)
90-Day Eurodollar Future	March 2016	609	(1,115)
			$(5,944)
JNL/PPM America High Yield Bond Fund
U.S. Treasury Note Future, 10-Year	September 2013	(169)	$481
Ultra Long Term U.S. Treasury Bond Future, 30-Year	September 2013	(39)	205
			$686
JNL/T.Rowe Price Short-Term Bond Fund
U.S. Treasury Note Future, 10-Year	September 2013	186	$(70)

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2013

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)

JNL/AQR Managed Futures Strategy Fund

AUD/USD	09/18/2013	RBS	AUD	10,715	$9,742	$(88)
AUD/USD	09/18/2013	RBS	AUD	3,235	2,941	(8)
AUD/USD	09/18/2013	RBS	AUD	400	364	(19)
AUD/USD	09/18/2013	RBS	AUD	2,909	2,645	(137)
AUD/USD	09/18/2013	RBS	AUD	1,858	1,689	(95)
AUD/USD	09/18/2013	RBS	AUD	853	776	(27)
BRL/USD	09/18/2013	RBS	BRL	600	265	3
BRL/USD	09/18/2013	RBS	BRL	1,900	838	7
CAD/USD	09/18/2013	RBS	CAD	22,791	21,629	(356)
CAD/USD	09/18/2013	RBS	CAD	781	741	(23)
CAD/USD	09/18/2013	RBS	CAD	4,542	4,310	(135)
CHF/USD	09/18/2013	RBS	CHF	34	36	—
CHF/USD	09/18/2013	RBS	CHF	1,030	1,091	(11)
CHF/USD	09/18/2013	RBS	CHF	9	10	—
CHF/USD	09/18/2013	RBS	CHF	12	13	—
CHF/USD	09/18/2013	RBS	CHF	6	6	—
CHF/USD	09/18/2013	RBS	CHF	153	162	5
CHF/USD	09/18/2013	RBS	CHF	74	78	1
CLP/USD	09/23/2013	RBS	CLP	1,970,000	3,826	(51)
COP/USD	09/18/2013	RBS	COP	3,400,000	1,755	(20)
CZK/USD	09/18/2013	RBS	CZK	12,000	601	(26)
CZK/USD	09/18/2013	RBS	CZK	37,000	1,852	(54)
CZK/USD	09/18/2013	RBS	CZK	32,000	1,602	(19)
CZK/USD	09/18/2013	RBS	CZK	60,000	3,003	(42)
CZK/USD	09/18/2013	RBS	CZK	51,000	2,553	(33)
CZK/USD	09/18/2013	RBS	CZK	6,000	300	(5)
CZK/USD	09/18/2013	RBS	CZK	54,000	2,703	(84)
CZK/USD	09/18/2013	RBS	CZK	50,000	2,503	(89)
CZK/USD	09/18/2013	RBS	CZK	50,000	2,503	(87)
CZK/USD	09/18/2013	RBS	CZK	27,000	1,352	(54)
CZK/USD	09/18/2013	RBS	CZK	59,000	2,953	(125)
CZK/USD	09/18/2013	RBS	CZK	3,000	150	(6)
CZK/USD	09/18/2013	RBS	CZK	15,000	751	(30)
EUR/USD	09/18/2013	RBS	EUR	15,822	20,602	(605)
EUR/USD	09/18/2013	RBS	EUR	1,479	1,926	(35)
EUR/USD	09/18/2013	RBS	EUR	5,359	6,978	(63)
EUR/USD	09/18/2013	RBS	EUR	1,330	1,732	(8)
EUR/USD	09/18/2013	RBS	EUR	8,594	11,190	(11)
EUR/USD	09/18/2013	RBS	EUR	16,047	20,895	20
EUR/USD	09/18/2013	RBS	EUR	8,826	11,492	(8)
EUR/USD	09/18/2013	RBS	EUR	5,575	7,259	(35)
EUR/USD	09/18/2013	RBS	EUR	7,848	10,219	(45)
EUR/USD	09/18/2013	RBS	EUR	12,602	16,409	(133)
EUR/USD	09/18/2013	RBS	EUR	14,920	19,427	(337)
EUR/USD	09/18/2013	RBS	EUR	10,508	13,683	(204)
EUR/USD	09/18/2013	RBS	EUR	7,328	9,542	(190)
EUR/USD	09/18/2013	RBS	EUR	9,707	12,640	(275)
EUR/USD	09/18/2013	RBS	EUR	6,803	8,858	(73)
EUR/USD	09/18/2013	RBS	EUR	6,667	8,681	(223)
EUR/USD	09/18/2013	RBS	EUR	11,783	15,343	(372)
EUR/USD	09/18/2013	RBS	EUR	10,926	14,227	(354)
EUR/USD	09/18/2013	RBS	EUR	36,911	48,062	356
EUR/USD	09/18/2013	RBS	EUR	10,886	14,175	15
EUR/USD	09/18/2013	RBS	EUR	11,471	14,936	(39)
GBP/USD	09/18/2013	RBS	GBP	78	119	(2)
GBP/USD	09/18/2013	RBS	GBP	1,075	1,634	(25)
GBP/USD	09/18/2013	RBS	GBP	1,129	1,716	(24)
GBP/USD	09/18/2013	RBS	GBP	380	578	(4)
GBP/USD	09/18/2013	RBS	GBP	3,785	5,754	2
GBP/USD	09/18/2013	RBS	GBP	4,818	7,324	(24)
GBP/USD	09/18/2013	RBS	GBP	3,730	5,670	(33)
GBP/USD	09/18/2013	RBS	GBP	2,526	3,840	(29)
GBP/USD	09/18/2013	RBS	GBP	3,022	4,594	(69)
GBP/USD	09/18/2013	RBS	GBP	4,594	6,984	(168)
GBP/USD	09/18/2013	RBS	GBP	2,840	4,317	(85)
GBP/USD	09/18/2013	RBS	GBP	2,114	3,214	(74)
GBP/USD	09/18/2013	RBS	GBP	2,130	3,238	(97)
GBP/USD	09/18/2013	RBS	GBP	1,719	2,613	(78)
GBP/USD	09/18/2013	RBS	GBP	384	584	(18)
GBP/USD	09/18/2013	RBS	GBP	452	687	(22)
GBP/USD	09/18/2013	RBS	GBP	2,442	3,712	11
HUF/USD	09/18/2013	RBS	HUF	150,000	657	3
HUF/USD	09/18/2013	RBS	HUF	3,280,000	14,361	(68)
HUF/USD	09/18/2013	RBS	HUF	70,000	306	(3)
HUF/USD	09/18/2013	RBS	HUF	120,000	525	(7)
IDR/USD	09/18/2013	RBS	IDR	31,800,000	3,171	34
ILS/USD	09/18/2013	RBS	ILS	5,500	1,509	(18)
ILS/USD	09/18/2013	RBS	ILS	200	55	—
ILS/USD	09/18/2013	RBS	ILS	4,400	1,207	(7)
ILS/USD	09/18/2013	RBS	ILS	35,900	9,852	1
ILS/USD	09/18/2013	RBS	ILS	3,100	851	(8)
ILS/USD	09/18/2013	RBS	ILS	5,500	1,509	(16)
INR/USD	09/18/2013	RBS	INR	901,000	14,956	(689)
INR/USD	09/18/2013	RBS	INR	39,000	647	(17)
JPY/USD	09/18/2013	RBS	JPY	650,993	6,566	(287)
JPY/USD	09/18/2013	RBS	JPY	643,221	6,488	(66)
JPY/USD	09/18/2013	RBS	JPY	420,911	4,245	62
JPY/USD	09/18/2013	RBS	JPY	420,085	4,237	44
JPY/USD	09/18/2013	RBS	JPY	1,237,609	12,483	125
JPY/USD	09/18/2013	RBS	JPY	521,565	5,261	30
JPY/USD	09/18/2013	RBS	JPY	162,456	1,639	1
JPY/USD	09/18/2013	RBS	JPY	1,155,672	11,657	(361)
JPY/USD	09/18/2013	RBS	JPY	2,211,140	22,302	(101)
JPY/USD	09/18/2013	RBS	JPY	832,877	8,401	(129)
JPY/USD	09/18/2013	RBS	JPY	1,720,709	17,356	(454)
JPY/USD	09/18/2013	RBS	JPY	331,820	3,347	(181)
JPY/USD	09/18/2013	RBS	JPY	1,147,034	11,569	(514)
JPY/USD	09/18/2013	RBS	JPY	1,615,039	16,290	(742)
JPY/USD	09/18/2013	RBS	JPY	40,197	405	9
JPY/USD	09/18/2013	RBS	JPY	633,551	6,390	96
JPY/USD	09/18/2013	RBS	JPY	164,136	1,656	(5)
KRW/USD	09/23/2013	RBS	KRW	26,670,000	23,264	(360)
MXN/USD	09/18/2013	RBS	MXN	245,000	18,774	(192)
MYR/USD	09/18/2013	RBS	MYR	1,700	535	(6)
MYR/USD	09/18/2013	RBS	MYR	36,600	11,524	(116)
NOK/USD	09/18/2013	RBS	NOK	158,587	26,033	(1,109)
NZD/USD	09/18/2013	RBS	NZD	121,097	93,313	(2,922)
PHP/USD	09/18/2013	RBS	PHP	114,000	2,636	(62)
PLN/USD	09/18/2013	RBS	PLN	7,500	2,246	(102)
PLN/USD	09/18/2013	RBS	PLN	58,400	17,490	(402)
PLN/USD	09/18/2013	RBS	PLN	5,300	1,587	(75)
RUB/USD	09/18/2013	RBS	RUB	692,000	20,767	(316)
SEK/USD	09/18/2013	RBS	SEK	29,822	4,439	(201)
SEK/USD	09/18/2013	RBS	SEK	28,482	4,240	(142)
SEK/USD	09/18/2013	RBS	SEK	168,004	25,008	(522)
SEK/USD	09/18/2013	RBS	SEK	24,203	3,603	(145)
SGD/USD	09/18/2013	RBS	SGD	100	79	—
SGD/USD	09/18/2013	RBS	SGD	800	631	1
SGD/USD	09/18/2013	RBS	SGD	1,500	1,184	(17)
SGD/USD	09/18/2013	RBS	SGD	2,300	1,815	(38)
SGD/USD	09/18/2013	RBS	SGD	1,800	1,420	(16)
SGD/USD	09/18/2013	RBS	SGD	2,100	1,657	(19)

See accompanying Notes to Financial Statements.

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)

JNL/AQR Managed Futures Strategy Fund (continued)

TRY/USD	09/18/2013	RBS	TRY	15,700	$8,040	$(224)
TWD/USD	09/18/2013	RBS	TWD	22,000	735	(1)
TWD/USD	09/18/2013	RBS	TWD	87,000	2,905	16
TWD/USD	09/18/2013	RBS	TWD	28,000	935	1
USD/AUD	09/18/2013	RBS	AUD	(2,590)	(2,355)	91
USD/AUD	09/18/2013	RBS	AUD	(200)	(182)	2
USD/AUD	09/18/2013	RBS	AUD	(300)	(273)	3
USD/AUD	09/18/2013	RBS	AUD	(100)	(91)	1
USD/AUD	09/18/2013	RBS	AUD	(83,310)	(75,748)	3,882
USD/AUD	09/18/2013	RBS	AUD	(7,656)	(6,961)	253
USD/AUD	09/18/2013	RBS	AUD	(6,747)	(6,135)	232
USD/AUD	09/18/2013	RBS	AUD	(5,402)	(4,912)	142
USD/AUD	09/18/2013	RBS	AUD	(3,809)	(3,463)	73
USD/AUD	09/18/2013	RBS	AUD	(1,138)	(1,035)	53
USD/AUD	09/18/2013	RBS	AUD	(11,659)	(10,601)	520
USD/AUD	09/18/2013	RBS	AUD	(5,417)	(4,925)	57
USD/BRL	09/18/2013	RBS	BRL	(700)	(309)	8
USD/BRL	09/18/2013	RBS	BRL	(1,100)	(485)	21
USD/BRL	09/18/2013	RBS	BRL	(1,200)	(529)	22
USD/BRL	09/18/2013	RBS	BRL	(1,500)	(661)	32
USD/BRL	09/18/2013	RBS	BRL	(200)	(88)	3
USD/BRL	09/18/2013	RBS	BRL	(900)	(397)	17
USD/BRL	09/18/2013	RBS	BRL	(1,600)	(706)	31
USD/BRL	09/18/2013	RBS	BRL	(1,300)	(573)	21
USD/BRL	09/18/2013	RBS	BRL	(1,200)	(529)	18
USD/BRL	09/18/2013	RBS	BRL	(500)	(220)	7
USD/BRL	09/18/2013	RBS	BRL	(2,000)	(882)	34
USD/BRL	09/18/2013	RBS	BRL	(1,500)	(661)	30
USD/BRL	09/18/2013	RBS	BRL	(1,200)	(529)	19
USD/BRL	09/18/2013	RBS	BRL	(4,900)	(2,161)	146
USD/BRL	09/18/2013	RBS	BRL	(500)	(220)	12
USD/CAD	09/18/2013	RBS	CAD	(5,683)	(5,393)	89
USD/CAD	09/18/2013	RBS	CAD	(3,497)	(3,319)	98
USD/CAD	09/18/2013	RBS	CAD	(3,195)	(3,032)	40
USD/CAD	09/18/2013	RBS	CAD	(9,755)	(9,258)	—
USD/CAD	09/18/2013	RBS	CAD	(11,331)	(10,753)	16
USD/CAD	09/18/2013	RBS	CAD	(7,209)	(6,841)	25
USD/CAD	09/18/2013	RBS	CAD	(3,854)	(3,657)	27
USD/CAD	09/18/2013	RBS	CAD	(3,508)	(3,329)	49
USD/CAD	09/18/2013	RBS	CAD	(4,949)	(4,697)	87
USD/CAD	09/18/2013	RBS	CAD	(2,859)	(2,713)	44
USD/CAD	09/18/2013	RBS	CAD	(5,178)	(4,914)	88
USD/CAD	09/18/2013	RBS	CAD	(7,062)	(6,702)	159
USD/CAD	09/18/2013	RBS	CAD	(15,855)	(15,047)	177
USD/CAD	09/18/2013	RBS	CAD	(5,163)	(4,900)	77
USD/CAD	09/18/2013	RBS	CAD	(838)	(795)	3
USD/CHF	09/18/2013	RBS	CHF	(29)	(31)	—
USD/CHF	09/18/2013	RBS	CHF	(208)	(220)	—
USD/CHF	09/18/2013	RBS	CHF	(1,145)	(1,213)	(1)
USD/CHF	09/18/2013	RBS	CHF	(6)	(6)	—
USD/CLP	09/23/2013	RBS	CLP	(60,000)	(117)	2
USD/CLP	09/23/2013	RBS	CLP	(310,000)	(602)	(9)
USD/CLP	09/23/2013	RBS	CLP	(40,000)	(78)	(1)
USD/CLP	09/23/2013	RBS	CLP	(30,000)	(58)	—
USD/CLP	09/23/2013	RBS	CLP	(30,000)	(58)	—
USD/CLP	09/23/2013	RBS	CLP	(10,000)	(19)	—
USD/CLP	09/23/2013	RBS	CLP	(80,000)	(155)	3
USD/CLP	09/23/2013	RBS	CLP	(220,000)	(427)	7
USD/CLP	09/23/2013	RBS	CLP	(70,000)	(136)	2
USD/CLP	09/23/2013	RBS	CLP	(10,000)	(19)	—
USD/CLP	09/23/2013	RBS	CLP	(10,000)	(19)	—
USD/CLP	09/23/2013	RBS	CLP	(100,000)	(194)	1
USD/CLP	09/23/2013	RBS	CLP	(50,000)	(97)	2
USD/CLP	09/23/2013	RBS	CLP	(30,000)	(58)	1
USD/CLP	09/23/2013	RBS	CLP	(20,000)	(39)	1
USD/CLP	09/23/2013	RBS	CLP	(30,000)	(58)	2
USD/CLP	09/23/2013	RBS	CLP	(270,000)	(524)	16
USD/CLP	09/23/2013	RBS	CLP	(70,000)	(136)	4
USD/CLP	09/23/2013	RBS	CLP	(10,000)	(19)	—
USD/COP	09/18/2013	RBS	COP	(100,000)	(52)	—
USD/COP	09/18/2013	RBS	COP	(300,000)	(155)	1
USD/COP	09/18/2013	RBS	COP	(800,000)	(413)	5
USD/COP	09/18/2013	RBS	COP	(500,000)	(258)	3
USD/COP	09/18/2013	RBS	COP	(800,000)	(413)	2
USD/COP	09/18/2013	RBS	COP	(700,000)	(361)	3
USD/COP	09/18/2013	RBS	COP	(400,000)	(207)	2
USD/COP	09/18/2013	RBS	COP	(900,000)	(465)	2
USD/COP	09/18/2013	RBS	COP	(400,000)	(207)	2
USD/COP	09/18/2013	RBS	COP	(400,000)	(207)	4
USD/COP	09/18/2013	RBS	COP	(500,000)	(258)	(2)
USD/CZK	09/18/2013	RBS	CZK	(5,000)	(250)	3
USD/CZK	09/18/2013	RBS	CZK	(17,000)	(851)	14
USD/CZK	09/18/2013	RBS	CZK	(17,000)	(851)	10
USD/CZK	09/18/2013	RBS	CZK	(46,000)	(2,303)	14
USD/CZK	09/18/2013	RBS	CZK	(351,029)	(17,571)	360
USD/CZK	09/18/2013	RBS	CZK	(63,000)	(3,154)	9
USD/EUR	09/18/2013	RBS	EUR	(11,827)	(15,400)	244
USD/EUR	09/18/2013	RBS	EUR	(150)	(195)	1
USD/EUR	09/18/2013	RBS	EUR	(163)	(212)	1
USD/EUR	09/18/2013	RBS	EUR	(8)	(10)	—
USD/GBP	09/18/2013	RBS	GBP	(2,424)	(3,685)	107
USD/GBP	09/18/2013	RBS	GBP	(2,212)	(3,363)	52
USD/GBP	09/18/2013	RBS	GBP	(1,239)	(1,883)	19
USD/GBP	09/18/2013	RBS	GBP	(14,229)	(21,630)	280
USD/GBP	09/18/2013	RBS	GBP	(5,341)	(8,119)	(82)
USD/GBP	09/18/2013	RBS	GBP	(2,744)	(4,171)	12
USD/HUF	09/18/2013	RBS	HUF	(490,000)	(2,145)	(27)
USD/HUF	09/18/2013	RBS	HUF	(70,000)	(307)	1
USD/HUF	09/18/2013	RBS	HUF	(90,000)	(394)	—
USD/HUF	09/18/2013	RBS	HUF	(140,000)	(613)	—
USD/HUF	09/18/2013	RBS	HUF	(70,000)	(307)	1
USD/HUF	09/18/2013	RBS	HUF	(180,000)	(788)	1
USD/IDR	09/18/2013	RBS	IDR	(17,000,000)	(1,695)	(85)
USD/IDR	09/18/2013	RBS	IDR	(8,000,000)	(798)	(44)
USD/IDR	09/18/2013	RBS	IDR	(2,000,000)	(199)	(10)
USD/IDR	09/18/2013	RBS	IDR	(2,000,000)	(199)	(9)
USD/IDR	09/18/2013	RBS	IDR	(7,000,000)	(698)	(11)
USD/IDR	09/18/2013	RBS	IDR	(9,000,000)	(898)	(7)
USD/IDR	09/18/2013	RBS	IDR	(6,000,000)	(598)	(28)
USD/IDR	09/18/2013	RBS	IDR	(6,000,000)	(598)	(16)
USD/IDR	09/18/2013	RBS	IDR	(5,000,000)	(499)	(16)
USD/IDR	09/18/2013	RBS	IDR	(3,000,000)	(299)	(5)
USD/ILS	09/18/2013	RBS	ILS	(2,200)	(604)	(1)
USD/ILS	09/18/2013	RBS	ILS	(2,800)	(768)	5
USD/ILS	09/18/2013	RBS	ILS	(10,800)	(2,964)	17
USD/ILS	09/18/2013	RBS	ILS	(2,900)	(796)	—
USD/ILS	09/18/2013	RBS	ILS	(700)	(192)	(4)
USD/ILS	09/18/2013	RBS	ILS	(100)	(27)	—
USD/ILS	09/18/2013	RBS	ILS	(600)	(165)	—
USD/INR	09/18/2013	RBS	INR	(41,000)	(681)	(8)
USD/INR	09/18/2013	RBS	INR	(66,000)	(1,096)	(10)
USD/INR	09/18/2013	RBS	INR	(31,000)	(515)	(4)

See accompanying Notes to Financial Statements.

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)

JNL/AQR Managed Futures Strategy Fund (continued)

USD/INR	09/18/2013	RBS	INR	(39,000)	$(647)	$(6)
USD/INR	09/18/2013	RBS	INR	(45,000)	(747)	(7)
USD/INR	09/18/2013	RBS	INR	(47,000)	(780)	(16)
USD/INR	09/18/2013	RBS	INR	(220,000)	(3,652)	167
USD/INR	09/18/2013	RBS	INR	(233,000)	(3,868)	181
USD/INR	09/18/2013	RBS	INR	(115,000)	(1,909)	89
USD/INR	09/18/2013	RBS	INR	(59,000)	(979)	50
USD/INR	09/18/2013	RBS	INR	(30,000)	(498)	20
USD/INR	09/18/2013	RBS	INR	(1,000)	(17)	1
USD/INR	09/18/2013	RBS	INR	(78,000)	(1,295)	69
USD/INR	09/18/2013	RBS	INR	(151,000)	(2,506)	135
USD/INR	09/18/2013	RBS	INR	(12,000)	(199)	(2)
USD/JPY	09/18/2013	RBS	JPY	(717,744)	(7,239)	91
USD/JPY	09/18/2013	RBS	JPY	(639,311)	(6,448)	86
USD/JPY	09/18/2013	RBS	JPY	(390,139)	(3,935)	34
USD/JPY	09/18/2013	RBS	JPY	(597,058)	(6,022)	109
USD/JPY	09/18/2013	RBS	JPY	(140,000)	(1,412)	25
USD/JPY	09/18/2013	RBS	JPY	(18,542,614)	(187,029)	31
USD/KRW	09/23/2013	RBS	KRW	(1,100,000)	(960)	(10)
USD/KRW	09/23/2013	RBS	KRW	(1,800,000)	(1,570)	(22)
USD/KRW	09/23/2013	RBS	KRW	(400,000)	(349)	(5)
USD/KRW	09/23/2013	RBS	KRW	(400,000)	(349)	(4)
USD/KRW	09/23/2013	RBS	KRW	(1,400,000)	(1,221)	(9)
USD/KRW	09/23/2013	RBS	KRW	(600,000)	(523)	7
USD/KRW	09/23/2013	RBS	KRW	(300,000)	(262)	3
USD/KRW	09/23/2013	RBS	KRW	(1,600,000)	(1,396)	24
USD/KRW	09/23/2013	RBS	KRW	(500,000)	(436)	10
USD/KRW	09/23/2013	RBS	KRW	(1,000,000)	(872)	5
USD/KRW	09/23/2013	RBS	KRW	(4,200,000)	(3,664)	34
USD/KRW	09/23/2013	RBS	KRW	(2,100,000)	(1,832)	9
USD/KRW	09/23/2013	RBS	KRW	(1,700,000)	(1,483)	18
USD/KRW	09/23/2013	RBS	KRW	(400,000)	(349)	4
USD/KRW	09/23/2013	RBS	KRW	(2,000,000)	(1,745)	15
USD/KRW	09/23/2013	RBS	KRW	(1,800,000)	(1,570)	17
USD/MXN	09/18/2013	RBS	MXN	(10,000)	(766)	5
USD/MXN	09/18/2013	RBS	MXN	(14,000)	(1,073)	(29)
USD/MXN	09/18/2013	RBS	MXN	(1,000)	(77)	(2)
USD/MXN	09/18/2013	RBS	MXN	(8,000)	(613)	(3)
USD/MXN	09/18/2013	RBS	MXN	(27,000)	(2,069)	13
USD/MXN	09/18/2013	RBS	MXN	(30,000)	(2,299)	31
USD/MXN	09/18/2013	RBS	MXN	(26,000)	(1,992)	31
USD/MXN	09/18/2013	RBS	MXN	(23,000)	(1,762)	30
USD/MXN	09/18/2013	RBS	MXN	(7,000)	(536)	4
USD/MXN	09/18/2013	RBS	MXN	(2,000)	(153)	1
USD/MXN	09/18/2013	RBS	MXN	(30,000)	(2,299)	(4)
USD/MXN	09/18/2013	RBS	MXN	(8,000)	(613)	7
USD/MXN	09/18/2013	RBS	MXN	(10,000)	(766)	9
USD/MXN	09/18/2013	RBS	MXN	(30,000)	(2,299)	55
USD/MXN	09/18/2013	RBS	MXN	(3,000)	(230)	4
USD/MXN	09/18/2013	RBS	MXN	(7,000)	(536)	7
USD/MXN	09/18/2013	RBS	MXN	(6,000)	(460)	(3)
USD/MYR	09/18/2013	RBS	MYR	(3,000)	(945)	(2)
USD/MYR	09/18/2013	RBS	MYR	(4,600)	(1,448)	(18)
USD/MYR	09/18/2013	RBS	MYR	(6,500)	(2,047)	(32)
USD/MYR	09/18/2013	RBS	MYR	(5,300)	(1,669)	(31)
USD/MYR	09/18/2013	RBS	MYR	(3,000)	(945)	(15)
USD/MYR	09/18/2013	RBS	MYR	(1,700)	(535)	(3)
USD/MYR	09/18/2013	RBS	MYR	(1,600)	(504)	(5)
USD/MYR	09/18/2013	RBS	MYR	(900)	(283)	8
USD/MYR	09/18/2013	RBS	MYR	(600)	(189)	4
USD/MYR	09/18/2013	RBS	MYR	(400)	(126)	3
USD/MYR	09/18/2013	RBS	MYR	(2,300)	(724)	4
USD/MYR	09/18/2013	RBS	MYR	(5,200)	(1,637)	4
USD/MYR	09/18/2013	RBS	MYR	(2,900)	(913)	11
USD/MYR	09/18/2013	RBS	MYR	(400)	(126)	(1)
USD/NOK	09/18/2013	RBS	NOK	(1,157)	(190)	3
USD/NOK	09/18/2013	RBS	NOK	(22,718)	(3,729)	(1)
USD/NOK	09/18/2013	RBS	NOK	(18,997)	(3,119)	(11)
USD/NOK	09/18/2013	RBS	NOK	(67,849)	(11,138)	(51)
USD/NOK	09/18/2013	RBS	NOK	(30,613)	(5,025)	(19)
USD/NOK	09/18/2013	RBS	NOK	(61,681)	(10,126)	361
USD/NOK	09/18/2013	RBS	NOK	(26,917)	(4,419)	175
USD/NOK	09/18/2013	RBS	NOK	(18,122)	(2,975)	132
USD/NOK	09/18/2013	RBS	NOK	(32,943)	(5,408)	283
USD/NOK	09/18/2013	RBS	NOK	(3,207)	(526)	27
USD/NOK	09/18/2013	RBS	NOK	(1,391)	(228)	13
USD/NOK	09/18/2013	RBS	NOK	(29,289)	(4,808)	148
USD/NOK	09/18/2013	RBS	NOK	(43,513)	(7,143)	49
USD/NZD	09/18/2013	RBS	NZD	(11,371)	(8,762)	24
USD/NZD	09/18/2013	RBS	NZD	(2,698)	(2,079)	(5)
USD/NZD	09/18/2013	RBS	NZD	(4,219)	(3,251)	3
USD/NZD	09/18/2013	RBS	NZD	(5,554)	(4,280)	6
USD/NZD	09/18/2013	RBS	NZD	(7,168)	(5,523)	56
USD/NZD	09/18/2013	RBS	NZD	(7,260)	(5,594)	183
USD/NZD	09/18/2013	RBS	NZD	(7,520)	(5,795)	154
USD/NZD	09/18/2013	RBS	NZD	(15,250)	(11,751)	378
USD/NZD	09/18/2013	RBS	NZD	(9,819)	(7,566)	232
USD/NZD	09/18/2013	RBS	NZD	(2,239)	(1,725)	8
USD/NZD	09/18/2013	RBS	NZD	(4,503)	(3,470)	73
USD/NZD	09/18/2013	RBS	NZD	(6,404)	(4,935)	114
USD/NZD	09/18/2013	RBS	NZD	(3,663)	(2,823)	111
USD/NZD	09/18/2013	RBS	NZD	(651)	(502)	22
USD/NZD	09/18/2013	RBS	NZD	(6,941)	(5,348)	212
USD/NZD	09/18/2013	RBS	NZD	(2,031)	(1,565)	70
USD/NZD	09/18/2013	RBS	NZD	(371)	(286)	2
USD/PHP	09/18/2013	RBS	PHP	(45,000)	(1,041)	(2)
USD/PHP	09/18/2013	RBS	PHP	(7,000)	(162)	(2)
USD/PHP	09/18/2013	RBS	PHP	(3,000)	(69)	—
USD/PHP	09/18/2013	RBS	PHP	(13,000)	(301)	(1)
USD/PHP	09/18/2013	RBS	PHP	(4,000)	(93)	2
USD/PHP	09/18/2013	RBS	PHP	(34,000)	(786)	14
USD/PHP	09/18/2013	RBS	PHP	(34,000)	(786)	21
USD/PHP	09/18/2013	RBS	PHP	(33,000)	(763)	24
USD/PHP	09/18/2013	RBS	PHP	(25,000)	(578)	12
USD/PHP	09/18/2013	RBS	PHP	(12,000)	(278)	6
USD/PHP	09/18/2013	RBS	PHP	(24,000)	(555)	6
USD/PHP	09/18/2013	RBS	PHP	(20,000)	(463)	7
USD/PHP	09/18/2013	RBS	PHP	(22,000)	(509)	5
USD/PHP	09/18/2013	RBS	PHP	(46,000)	(1,064)	(1)
USD/PLN	09/18/2013	RBS	PLN	(10,400)	(3,115)	49
USD/PLN	09/18/2013	RBS	PLN	(15,500)	(4,642)	8
USD/PLN	09/18/2013	RBS	PLN	(5,500)	(1,647)	22
USD/PLN	09/18/2013	RBS	PLN	(3,900)	(1,168)	7
USD/PLN	09/18/2013	RBS	PLN	(3,300)	(988)	(1)
USD/PLN	09/18/2013	RBS	PLN	(6,400)	(1,917)	17
USD/PLN	09/18/2013	RBS	PLN	(7,600)	(2,276)	26
USD/PLN	09/18/2013	RBS	PLN	(2,100)	(629)	13
USD/PLN	09/18/2013	RBS	PLN	(600)	(180)	5
USD/PLN	09/18/2013	RBS	PLN	(100)	(30)	1
USD/PLN	09/18/2013	RBS	PLN	(2,200)	(659)	2
USD/RUB	09/18/2013	RBS	RUB	(97,000)	(2,911)	12
USD/RUB	09/18/2013	RBS	RUB	(16,000)	(480)	(1)

See accompanying Notes to Financial Statements.

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)

JNL/AQR Managed Futures Strategy Fund (continued)

USD/RUB	09/18/2013	RBS	RUB	(11,000)	$(330)	$1
USD/RUB	09/18/2013	RBS	RUB	(8,000)	(240)	—
USD/RUB	09/18/2013	RBS	RUB	(6,000)	(180)	—
USD/RUB	09/18/2013	RBS	RUB	(126,000)	(3,781)	101
USD/RUB	09/18/2013	RBS	RUB	(127,000)	(3,811)	80
USD/RUB	09/18/2013	RBS	RUB	(43,000)	(1,290)	35
USD/RUB	09/18/2013	RBS	RUB	(94,000)	(2,821)	63
USD/RUB	09/18/2013	RBS	RUB	(28,000)	(840)	17
USD/RUB	09/18/2013	RBS	RUB	(6,000)	(180)	2
USD/RUB	09/18/2013	RBS	RUB	(21,000)	(630)	7
USD/RUB	09/18/2013	RBS	RUB	(13,000)	(390)	6
USD/RUB	09/18/2013	RBS	RUB	(14,000)	(420)	6
USD/RUB	09/18/2013	RBS	RUB	(33,000)	(990)	31
USD/RUB	09/18/2013	RBS	RUB	(7,000)	(210)	8
USD/RUB	09/18/2013	RBS	RUB	(21,000)	(630)	22
USD/RUB	09/18/2013	RBS	RUB	(21,000)	(630)	3
USD/SEK	09/18/2013	RBS	SEK	(34,763)	(5,175)	1
USD/SEK	09/18/2013	RBS	SEK	(70,279)	(10,461)	(8)
USD/SEK	09/18/2013	RBS	SEK	(48,676)	(7,246)	(8)
USD/SEK	09/18/2013	RBS	SEK	(13,183)	(1,962)	(8)
USD/SEK	09/18/2013	RBS	SEK	(9,955)	(1,482)	28
USD/SEK	09/18/2013	RBS	SEK	(3,664)	(545)	10
USD/SEK	09/18/2013	RBS	SEK	(2,980)	(444)	11
USD/SEK	09/18/2013	RBS	SEK	(21,275)	(3,167)	80
USD/SEK	09/18/2013	RBS	SEK	(11,566)	(1,722)	33
USD/SEK	09/18/2013	RBS	SEK	(14,052)	(2,092)	42
USD/SEK	09/18/2013	RBS	SEK	(6,371)	(948)	23
USD/SEK	09/18/2013	RBS	SEK	(29,463)	(4,386)	12
USD/SEK	09/18/2013	RBS	SEK	(25,625)	(3,814)	37
USD/SEK	09/18/2013	RBS	SEK	(21,556)	(3,209)	(4)
USD/SGD	09/18/2013	RBS	SGD	(5,300)	(4,182)	23
USD/SGD	09/18/2013	RBS	SGD	(2,900)	(2,288)	(12)
USD/SGD	09/18/2013	RBS	SGD	(100)	(79)	(1)
USD/SGD	09/18/2013	RBS	SGD	(600)	(473)	3
USD/SGD	09/18/2013	RBS	SGD	(1,100)	(868)	4
USD/SGD	09/18/2013	RBS	SGD	(700)	(552)	6
USD/SGD	09/18/2013	RBS	SGD	(2,500)	(1,973)	27
USD/SGD	09/18/2013	RBS	SGD	(4,000)	(3,156)	(3)
USD/SGD	09/18/2013	RBS	SGD	(100)	(79)	—
USD/TRY	09/18/2013	RBS	TRY	(500)	(256)	(1)
USD/TRY	09/18/2013	RBS	TRY	(500)	(256)	(3)
USD/TRY	09/18/2013	RBS	TRY	(500)	(256)	(2)
USD/TRY	09/18/2013	RBS	TRY	(100)	(51)	—
USD/TRY	09/18/2013	RBS	TRY	(200)	(102)	—
USD/TRY	09/18/2013	RBS	TRY	(4,300)	(2,202)	51
USD/TRY	09/18/2013	RBS	TRY	(4,300)	(2,202)	37
USD/TRY	09/18/2013	RBS	TRY	(4,700)	(2,407)	65
USD/TRY	09/18/2013	RBS	TRY	(2,900)	(1,485)	36
USD/TRY	09/18/2013	RBS	TRY	(3,200)	(1,639)	29
USD/TRY	09/18/2013	RBS	TRY	(4,900)	(2,509)	38
USD/TRY	09/18/2013	RBS	TRY	(1,900)	(973)	13
USD/TRY	09/18/2013	RBS	TRY	(100)	(51)	1
USD/TRY	09/18/2013	RBS	TRY	(400)	(205)	6
USD/TRY	09/18/2013	RBS	TRY	(1,100)	(563)	22
USD/TRY	09/18/2013	RBS	TRY	(4,700)	(2,407)	90
USD/TRY	09/18/2013	RBS	TRY	(2,600)	(1,331)	46
USD/TWD	09/18/2013	RBS	TWD	(8,000)	(267)	1
USD/TWD	09/18/2013	RBS	TWD	(16,000)	(534)	(4)
USD/TWD	09/18/2013	RBS	TWD	(6,000)	(200)	(1)
USD/TWD	09/18/2013	RBS	TWD	(42,000)	(1,403)	3
USD/TWD	09/18/2013	RBS	TWD	(9,000)	(301)	2
USD/TWD	09/18/2013	RBS	TWD	(5,000)	(167)	1
USD/TWD	09/18/2013	RBS	TWD	(38,000)	(1,269)	17
USD/TWD	09/18/2013	RBS	TWD	(1,000)	(33)	—
USD/TWD	09/18/2013	RBS	TWD	(364,000)	(12,156)	57
USD/TWD	09/18/2013	RBS	TWD	(37,000)	(1,236)	2
USD/TWD	09/18/2013	RBS	TWD	(38,000)	(1,269)	6
USD/TWD	09/18/2013	RBS	TWD	(27,000)	(902)	5
USD/ZAR	09/18/2013	RBS	ZAR	(225,900)	(22,591)	(209)
USD/ZAR	09/18/2013	RBS	ZAR	(18,000)	(1,800)	7
USD/ZAR	09/18/2013	RBS	ZAR	(4,000)	(400)	2
ZAR/USD	09/18/2013	RBS	ZAR	9,000	900	31
ZAR/USD	09/18/2013	RBS	ZAR	22,000	2,200	76
ZAR/USD	09/18/2013	RBS	ZAR	2,000	200	2
ZAR/USD	09/18/2013	RBS	ZAR	2,000	200	3
ZAR/USD	09/18/2013	RBS	ZAR	7,000	700	10
ZAR/USD	09/18/2013	RBS	ZAR	6,000	600	5
ZAR/USD	09/18/2013	RBS	ZAR	5,000	500	3
ZAR/USD	09/18/2013	RBS	ZAR	6,000	600	23
ZAR/USD	09/18/2013	RBS	ZAR	12,000	1,200	10
ZAR/USD	09/18/2013	RBS	ZAR	12,000	1,200	11
					$(8,771)	$(2,250)
JNL/BlackRock Global Allocation Fund

CAD/USD	09/19/2013	CSI	CAD	3,226	$3,062	$(3)
EUR/JPY	07/11/2013	MSC	JPY	(454,151)	(4,579)	(104)
EUR/JPY	07/19/2013	GSC	JPY	(419,156)	(4,227)	(53)
EUR/JPY	07/26/2013	BNP	JPY	(577,605)	(5,824)	(27)
EUR/JPY	07/26/2013	BCL	JPY	(570,019)	(5,748)	(31)
EUR/USD	07/29/2013	BBH	EUR	2,135	2,780	(10)
USD/AUD	08/01/2013	CSI	AUD	(4,355)	(3,974)	114
USD/AUD	08/02/2013	BNP	AUD	(5,991)	(5,466)	165
USD/AUD	08/08/2013	CSI	AUD	(5,529)	(5,042)	173
USD/AUD	08/09/2013	BNP	AUD	(4,384)	(3,998)	137
USD/AUD	08/23/2013	BNP	AUD	(5,703)	(5,195)	29
USD/AUD	08/29/2013	BCL	AUD	(5,592)	(5,092)	26
USD/AUD	08/30/2013	BCL	AUD	(5,545)	(5,048)	65
USD/BRL	08/23/2013	DUB	BRL	(6,984)	(3,096)	94
USD/EUR	08/01/2013	BNP	EUR	(1,231)	(1,603)	35
USD/EUR	08/02/2013	UBS	EUR	(5,946)	(7,741)	156
USD/EUR	08/08/2013	GSC	EUR	(1,562)	(2,034)	60
USD/EUR	08/29/2013	CSI	EUR	(3,920)	(5,104)	38
USD/EUR	08/30/2013	BCL	EUR	(3,136)	(4,083)	32
USD/GBP	07/19/2013	GSC	GBP	(1,980)	(3,011)	(18)
USD/GBP	07/19/2013	DUB	GBP	(4,228)	(6,430)	(38)
USD/GBP	08/16/2013	DUB	GBP	(4,759)	(7,236)	44
USD/GBP	08/22/2013	JPM	GBP	(2,067)	(3,143)	94
USD/JPY	07/11/2013	UBS	JPY	(318,607)	(3,213)	(104)
USD/JPY	07/11/2013	DUB	JPY	(594,905)	(5,998)	(187)
USD/JPY	07/11/2013	JPM	JPY	(647,750)	(6,531)	(204)
USD/JPY	07/11/2013	BOA	JPY	(459,487)	(4,633)	(151)
USD/JPY	07/12/2013	GSC	JPY	(459,215)	(4,630)	(190)
USD/JPY	07/12/2013	MSC	JPY	(459,356)	(4,632)	(171)
USD/JPY	07/12/2013	UBS	JPY	(652,502)	(6,579)	(244)
USD/JPY	07/17/2013	CSI	JPY	(436,158)	(4,398)	(126)
USD/JPY	07/17/2013	MSC	JPY	(436,498)	(4,401)	(136)
USD/JPY	07/17/2013	BNP	JPY	(461,739)	(4,656)	(143)
USD/JPY	07/18/2013	UBS	JPY	(533,243)	(5,377)	(148)
USD/JPY	07/25/2013	CSI	JPY	(438,727)	(4,424)	(44)
USD/JPY	07/26/2013	GSC	JPY	(442,433)	(4,461)	4
USD/JPY	08/01/2013	JPM	JPY	(483,095)	(4,871)	146
USD/JPY	08/01/2013	MSC	JPY	(505,863)	(5,101)	121

See accompanying Notes to Financial Statements.

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)

JNL/BlackRock Global Allocation Fund (continued)

USD/JPY	08/02/2013	UBS	JPY	(324,697)	$(3,274)	$104
USD/JPY	08/15/2013	UBS	JPY	(347,310)	(3,503)	52
USD/JPY	08/16/2013	BNP	JPY	(535,144)	(5,397)	77
USD/JPY	08/16/2013	DUB	JPY	(785,957)	(7,926)	116
USD/JPY	08/16/2013	BCL	JPY	(409,516)	(4,130)	61
USD/JPY	08/22/2013	BCL	JPY	(474,567)	(4,786)	201
USD/JPY	08/22/2013	JPM	JPY	(444,892)	(4,487)	191
USD/JPY	08/22/2013	BCL	JPY	(511,506)	(5,159)	87
USD/JPY	09/09/2013	CSI	JPY	(120,000)	(1,210)	21
USD/JPY	09/10/2013	DUB	JPY	(540,000)	(5,446)	184
USD/JPY	09/17/2013	CSI	JPY	(410,000)	(4,135)	185
USD/JPY	09/26/2013	BOA	JPY	(451,798)	(4,557)	66
USD/JPY	10/03/2013	BOA	JPY	(555,263)	(5,601)	83
USD/JPY	11/12/2013	CSI	JPY	(560,000)	(5,651)	23
USD/MXN	08/22/2013	CSI	MXN	(22,679)	(1,742)	56
USD/MXN	09/05/2013	CSI	MXN	(22,978)	(1,763)	57
USD/MXN	09/19/2013	CSI	MXN	(22,800)	(1,747)	56
USD/MXN	09/19/2013	CSI	MXN	(37,975)	(2,910)	93
USD/MXN	10/03/2013	DUB	MXN	(75,622)	(5,788)	234
USD/TRY	07/17/2013	BCL	TRY	(2,088)	(1,080)	75
USD/TRY	09/11/2013	UBS	TRY	(1,900)	(974)	48
					$(247,003)	$1,471

JNL/Capital Guardian Global Balanced Fund

AUD/USD	07/09/2013	JPM	AUD	650	$594	$(5)
CHF/USD	07/08/2013	BNY	CHF	748	792	(4)
EUR/GBP	07/09/2013	BOA	GBP	(495)	(753)	5
EUR/GBP	07/09/2013	JPM	GBP	(280)	(426)	3
EUR/USD	07/09/2013	BOA	EUR	993	1,293	(7)
EUR/USD	07/12/2013	JPM	EUR	378	492	(15)
EUR/USD	07/25/2013	JPM	EUR	265	344	(6)
JPY/EUR	07/11/2013	BNY	EUR	(130)	(169)	—
JPY/EUR	07/16/2013	UBS	EUR	(300)	(391)	(4)
JPY/EUR	07/16/2013	JPM	EUR	(260)	(338)	(3)
JPY/EUR	07/16/2013	JPM	EUR	(50)	(65)	(2)
JPY/EUR	07/16/2013	JPM	EUR	(130)	(169)	(1)
JPY/EUR	07/17/2013	JPM	EUR	(70)	(91)	(2)
JPY/GBP	07/09/2013	UBS	GBP	(250)	(380)	5
JPY/GBP	07/22/2013	UBS	GBP	(420)	(639)	(8)
JPY/USD	07/03/2013	JPM	JPY	35,247	355	5
JPY/USD	07/08/2013	BOA	JPY	135,005	1,361	(22)
JPY/USD	07/16/2013	JPM	JPY	16,822	170	(6)
JPY/USD	07/16/2013	JPM	JPY	6,518	66	(3)
JPY/USD	07/16/2013	JPM	JPY	16,670	168	(4)
KRW/USD	07/22/2013	CIT	KRW	94,050	82	—
MXN/USD	07/09/2013	BOA	MXN	5,750	443	3
MXN/USD	07/18/2013	CIT	MXN	4,380	338	(1)
PLN/USD	07/09/2013	BOA	PLN	1,425	429	(1)
RUB/USD	07/08/2013	UBS	RUB	5,425	165	—
USD/AUD	07/09/2013	JPM	AUD	(650)	(594)	23
USD/BRL	08/02/2013	BOA	BRL	(508)	(226)	2
USD/CAD	07/22/2013	BOA	CAD	(926)	(880)	27
USD/CHF	07/08/2013	BNY	CHF	(748)	(792)	13
USD/CHF	07/29/2013	BOA	CHF	(1,569)	(1,661)	8
USD/EUR	07/03/2013	JPM	EUR	(290)	(377)	1
USD/EUR	07/08/2013	BNY	EUR	(2,183)	(2,842)	50
USD/EUR	07/10/2013	UBS	EUR	(1,906)	(2,481)	(9)
USD/EUR	07/12/2013	JPM	EUR	(254)	(330)	—
USD/EUR	07/17/2013	BNY	EUR	(630)	(820)	19
USD/EUR	07/25/2013	JPM	EUR	(74)	(96)	2
USD/EUR	07/29/2013	BOA	EUR	(500)	(651)	(1)
USD/GBP	07/29/2013	BNY	GBP	(210)	(319)	2
USD/JPY	07/08/2013	BOA	JPY	(135,005)	(1,361)	29
USD/JPY	07/29/2013	BOA	JPY	(223,045)	(2,249)	37
USD/JPY	07/29/2013	BNY	JPY	(20,480)	(207)	3
USD/KRW	07/15/2013	CIT	KRW	(2,256,983)	(1,975)	21
USD/KRW	07/22/2013	CIT	KRW	(183,000)	(160)	2
USD/MXN	07/09/2013	BOA	MXN	(11,425)	(881)	7
USD/MXN	07/18/2013	CIT	MXN	(4,380)	(338)	7
USD/MXN	08/02/2013	BOA	MXN	(7,824)	(602)	(3)
USD/PLN	07/09/2013	BOA	PLN	(2,675)	(805)	11
USD/RUB	07/08/2013	UBS	RUB	(10,150)	(309)	5
USD/TRY	07/15/2013	CSI	TRY	(429)	(222)	6
					$(17,507)	$189

JNL/Franklin Templeton Global Multisector Bond Fund

AUD/USD	12/17/2013	MSC	AUD	12,189	$11,016	$(1,509)
CLP/USD	09/16/2013	JPM	CLP	2,796,030	5,436	(204)
CLP/USD	10/24/2013	DUB	CLP	6,542,795	12,660	(440)
CLP/USD	12/17/2013	DUB	CLP	7,506,474	14,437	(698)
CLP/USD	05/06/2014	DUB	CLP	2,285,890	4,335	(310)
GHS/USD	09/10/2013	BCL	GHS	420	200	(2)
HUF/EUR	09/23/2013	JPM	EUR	(2,350)	(3,060)	137
HUF/EUR	09/25/2013	JPM	EUR	(1,880)	(2,448)	111
HUF/EUR	03/19/2014	DUB	EUR	(4,699)	(6,126)	273
HUF/EUR	03/19/2014	JPM	EUR	(1,410)	(1,838)	80
HUF/EUR	03/20/2014	JPM	EUR	(2,350)	(3,063)	145
HUF/EUR	03/21/2014	JPM	EUR	(2,350)	(3,063)	128
INR/USD	09/18/2013	JPM	INR	527,153	8,750	(238)
KRW/USD	12/17/2013	JPM	KRW	8,201,200	7,131	(46)
KRW/USD	05/07/2014	JPM	KRW	4,162,521	3,608	(138)
MXN/USD	07/10/2013	CIT	MXN	84,008	6,479	(26)
MXN/USD	07/15/2013	CIT	MXN	36,459	2,810	(8)
MXN/USD	09/13/2013	CIT	MXN	147,554	11,312	312
MXN/USD	10/11/2013	DUB	MXN	91,472	6,996	115
MXN/USD	10/21/2013	DUB	MXN	23,533	1,798	25
MXN/USD	10/22/2013	DUB	MXN	21,637	1,653	28
MXN/USD	10/23/2013	CIT	MXN	7,580	579	12
MXN/USD	10/24/2013	CIT	MXN	68,072	5,200	100
MXN/USD	12/05/2013	DUB	MXN	84,719	6,449	128
MXN/USD	12/16/2013	CIT	MXN	37,127	2,823	(19)
MXN/USD	12/23/2013	CIT	MXN	17,800	1,353	24
MXN/USD	02/18/2014	DUB	MXN	42,108	3,185	(24)
MXN/USD	02/25/2014	DUB	MXN	33,800	2,555	(7)
MXN/USD	02/28/2014	CIT	MXN	40,990	3,098	—
MXN/USD	03/10/2014	HSB	MXN	37,669	2,845	(23)
MXN/USD	03/14/2014	CIT	MXN	10,111	763	(5)
MXN/USD	03/24/2014	CIT	MXN	29,534	2,228	62
MXN/USD	04/23/2014	CIT	MXN	7,438	560	(30)
MXN/USD	06/09/2014	CIT	MXN	30,581	2,292	(19)
MXN/USD	06/10/2014	CIT	MXN	30,546	2,289	(15)
MXN/USD	06/12/2014	CIT	MXN	62,119	4,655	(39)
MXN/USD	06/13/2014	CIT	MXN	38,680	2,898	10
MXN/USD	06/20/2014	CIT	MXN	24,028	1,799	(6)
MYR/USD	10/01/2013	HSB	MYR	25,332	7,970	(135)
MYR/USD	10/24/2013	HSB	MYR	4,831	1,518	(40)
MYR/USD	10/25/2013	JPM	MYR	4,768	1,498	(42)
MYR/USD	01/02/2014	JPM	MYR	26,500	8,301	10
MYR/USD	05/06/2014	JPM	MYR	32,395	10,092	(322)
MYR/USD	07/01/2014	JPM	MYR	15,270	4,746	36
MYR/USD	07/01/2014	DUB	MYR	21,881	6,801	51
MYR/USD	07/02/2014	JPM	MYR	8,528	2,651	6

See accompanying Notes to Financial Statements.

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)

JNL/Franklin Templeton Global Multisector Bond Fund (continued)

NOK/EUR	12/17/2013	DUB	EUR	(9,057)	$(11,799)	$(318)
PHP/USD	09/25/2013	JPM	PHP	182,600	4,222	70
PHP/USD	12/26/2013	JPM	PHP	171,000	3,939	62
PHP/USD	12/27/2013	JPM	PHP	109,600	2,525	5
PHP/USD	06/25/2014	JPM	PHP	134,900	3,088	42
PHP/USD	06/26/2014	DUB	PHP	286,261	6,552	68
PHP/USD	06/27/2014	JPM	PHP	54,900	1,257	(3)
PHP/USD	06/30/2014	DUB	PHP	214,847	4,918	(42)
PHP/USD	01/02/2014	JPM	PHP	12,281	284	1
PHP/USD	07/01/2014	JPM	PHP	30,714	703	(6)
PLN/EUR	10/24/2013	DUB	EUR	(22,940)	(29,876)	(689)
PLN/EUR	12/17/2013	DUB	EUR	(8,880)	(11,568)	(409)
PLN/EUR	05/07/2014	DUB	EUR	(9,149)	(11,930)	(477)
PLN/EUR	06/05/2014	DUB	EUR	(4,755)	(6,201)	(91)
SEK/EUR	09/16/2013	DUB	EUR	(15,900)	(20,703)	(395)
SEK/EUR	10/24/2013	DUB	EUR	(3,100)	(4,037)	(17)
SEK/EUR	12/17/2013	DUB	EUR	(22,444)	(29,239)	144
SEK/EUR	05/07/2014	DUB	EUR	(6,808)	(8,878)	(200)
SGD/USD	09/18/2013	BCL	SGD	3,552	2,803	(37)
SGD/USD	12/19/2013	JPM	SGD	21,320	16,826	(201)
SGD/USD	03/11/2014	CIT	SGD	3,494	2,758	(49)
SGD/USD	03/14/2014	DUB	SGD	13,262	10,468	(166)
SGD/USD	05/06/2014	DUB	SGD	5,813	4,588	(122)
USD/EUR	07/03/2013	DUB	EUR	(1,985)	(2,584)	(53)
USD/EUR	07/23/2013	DUB	EUR	(96)	(125)	(7)
USD/EUR	07/26/2013	DUB	EUR	(95)	(124)	(8)
USD/EUR	07/31/2013	DUB	EUR	(786)	(1,023)	(46)
USD/EUR	07/31/2013	JPM	EUR	(786)	(1,023)	(47)
USD/EUR	08/01/2013	UBS	EUR	(786)	(1,023)	(56)
USD/EUR	08/01/2013	DUB	EUR	(988)	(1,286)	(69)
USD/EUR	08/02/2013	HSB	EUR	(786)	(1,023)	(51)
USD/EUR	08/05/2013	BCL	EUR	(786)	(1,024)	44
USD/EUR	08/09/2013	DUB	EUR	(509)	(663)	(28)
USD/EUR	08/13/2013	DUB	EUR	(155)	(201)	(10)
USD/EUR	08/28/2013	DUB	EUR	(200)	(261)	(8)
USD/EUR	08/30/2013	DUB	EUR	(460)	(599)	(20)
USD/EUR	08/30/2013	DUB	EUR	(5,120)	(6,666)	(222)
USD/EUR	09/04/2013	DUB	EUR	(201)	(261)	(8)
USD/EUR	09/10/2013	BCL	EUR	(12,180)	(15,859)	(398)
USD/EUR	09/13/2013	DUB	EUR	(12,268)	(15,974)	(158)
USD/EUR	09/13/2013	JPM	EUR	(11,173)	(14,549)	(121)
USD/EUR	09/16/2013	DUB	EUR	(5,087)	(6,624)	(38)
USD/EUR	09/16/2013	BCL	EUR	(2,296)	(2,990)	(17)
USD/EUR	10/15/2013	DUB	EUR	(6,400)	(8,335)	(57)
USD/EUR	10/25/2013	BCL	EUR	(14,200)	(18,494)	(28)
USD/EUR	11/08/2013	DUB	EUR	(305)	(397)	(5)
USD/EUR	11/14/2013	DUB	EUR	(800)	(1,042)	9
USD/EUR	12/17/2013	DUB	EUR	(45,040)	(58,675)	402
USD/EUR	12/20/2013	DUB	EUR	(815)	(1,062)	20
USD/EUR	01/16/2014	DUB	EUR	(372)	(485)	11
USD/EUR	03/03/2014	DUB	EUR	(65)	(85)	1
USD/EUR	03/07/2014	BCL	EUR	(534)	(696)	3
USD/EUR	03/10/2014	BCL	EUR	(1,285)	(1,676)	(1)
USD/EUR	03/10/2014	CIT	EUR	(3,541)	(4,616)	11
USD/EUR	03/17/2014	BCL	EUR	(448)	(584)	(1)
USD/EUR	03/18/2014	CIT	EUR	(317)	(413)	(2)
USD/EUR	03/20/2014	DUB	EUR	(700)	(912)	(1)
USD/EUR	03/20/2014	DUB	EUR	(600)	(782)	(8)
USD/EUR	03/21/2014	BCL	EUR	(281)	(367)	(1)
USD/EUR	03/26/2014	CIT	EUR	(643)	(838)	(2)
USD/EUR	03/31/2014	DUB	EUR	(164)	(214)	(2)
USD/EUR	04/03/2014	DUB	EUR	(522)	(681)	(10)
USD/EUR	04/07/2014	BCL	EUR	(820)	(1,069)	(14)
USD/EUR	04/11/2014	DUB	EUR	(818)	(1,067)	4
USD/EUR	04/16/2014	HSB	EUR	(874)	(1,140)	4
USD/EUR	04/22/2014	JPM	EUR	(13,510)	(17,615)	91
USD/EUR	04/22/2014	JPM	EUR	(224)	(292)	1
USD/EUR	04/22/2014	BCL	EUR	(807)	(1,052)	11
USD/EUR	04/22/2014	DUB	EUR	(12,922)	(16,849)	74
USD/EUR	04/30/2014	BCL	EUR	(2,434)	(3,174)	1
USD/EUR	05/09/2014	DUB	EUR	(1,000)	(1,304)	9
USD/EUR	05/20/2014	GSC	EUR	(5,730)	(7,473)	(48)
USD/EUR	06/05/2014	BCL	EUR	(1,689)	(2,203)	(1)
USD/EUR	06/05/2014	DUB	EUR	(6,342)	(8,272)	(19)
USD/EUR	06/20/2014	BCL	EUR	(862)	(1,125)	33
USD/GBP	05/09/2014	DUB	GBP	(1,100)	(1,670)	31
USD/JPY	08/13/2013	CIT	JPY	(725,210)	(7,313)	1,839
USD/JPY	08/30/2013	JPM	JPY	(861,218)	(8,686)	2,314
USD/JPY	09/17/2013	BCL	JPY	(1,629,138)	(16,432)	4,568
USD/JPY	09/18/2013	BCL	JPY	(906,703)	(9,145)	2,479
USD/JPY	10/18/2013	JPM	JPY	(703,680)	(7,099)	895
USD/JPY	10/22/2013	BCL	JPY	(312,130)	(3,149)	39
USD/JPY	11/12/2013	CIT	JPY	(728,533)	(7,352)	1,801
USD/JPY	11/13/2013	DUB	JPY	(769,159)	(7,762)	1,952
USD/JPY	11/13/2013	JPM	JPY	(611,520)	(6,171)	1,587
USD/JPY	11/13/2013	CIT	JPY	(726,824)	(7,335)	1,818
USD/JPY	01/17/2014	JPM	JPY	(745,120)	(7,525)	891
USD/JPY	01/17/2014	DUB	JPY	(410,300)	(4,144)	485
USD/JPY	02/12/2014	HSB	JPY	(589,460)	(5,955)	382
USD/JPY	02/12/2014	JPM	JPY	(589,145)	(5,952)	386
USD/JPY	02/13/2014	JPM	JPY	(391,010)	(3,950)	275
USD/JPY	02/13/2014	CIT	JPY	(780,830)	(7,888)	561
USD/JPY	02/18/2014	JPM	JPY	(391,200)	(3,952)	273
USD/JPY	02/19/2014	CIT	JPY	(389,960)	(3,940)	285
USD/JPY	02/19/2014	GSC	JPY	(391,640)	(3,957)	268
USD/JPY	02/25/2014	BCL	JPY	(195,560)	(1,976)	136
USD/JPY	02/27/2014	BCL	JPY	(390,740)	(3,948)	277
USD/JPY	02/27/2014	DUB	JPY	(130,803)	(1,322)	107
USD/JPY	03/07/2014	BCL	JPY	(474,193)	(4,792)	(9)
USD/JPY	03/19/2014	CIT	JPY	(816,260)	(8,251)	347
USD/JPY	03/24/2014	DUB	JPY	(405,843)	(4,102)	196
USD/JPY	03/24/2014	BCL	JPY	(414,600)	(4,191)	192
USD/JPY	04/21/2014	BCL	JPY	(455,770)	(4,609)	76
USD/JPY	04/21/2014	JPM	JPY	(273,840)	(2,769)	42
USD/JPY	04/22/2014	JPM	JPY	(327,480)	(3,312)	34
USD/JPY	05/08/2014	BCL	JPY	(1,983,808)	(20,066)	(8)
USD/JPY	06/03/2014	DUB	JPY	(1,693,272)	(17,134)	(344)
USD/JPY	06/04/2014	JPM	JPY	(725,016)	(7,336)	(147)
USD/JPY	06/09/2014	HSB	JPY	(568,300)	(5,751)	(11)
USD/JPY	06/09/2014	CIT	JPY	(379,500)	(3,840)	(14)
USD/JPY	06/09/2014	JPM	JPY	(381,000)	(3,856)	(29)
USD/JPY	06/10/2014	HSB	JPY	(646,940)	(6,547)	141
USD/JPY	06/10/2014	BCL	JPY	(607,460)	(6,147)	95
USD/JPY	06/10/2014	JPM	JPY	(438,710)	(4,440)	19
USD/JPY	06/11/2014	DUB	JPY	(214,200)	(2,168)	61
USD/JPY	06/11/2014	JPM	JPY	(599,390)	(6,066)	176
USD/JPY	06/17/2014	JPM	JPY	(252,800)	(2,559)	117
UYU/USD	03/06/2014	CIT	UYU	13,180	645	5
					$(391,914)	$18,370

JNL/Franklin Templeton Mutual Shares Fund

CHF/USD	08/12/2013	CSI	CHF	11	$11	$—
CHF/USD	08/12/2013	CSI	CHF	6	7	—

See accompanying Notes to Financial Statements.

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)

JNL/Franklin Templeton Mutual Shares Fund (continued)

CHF/USD	08/12/2013	DUB	CHF	53	$56	$1
CHF/USD	08/12/2013	BOA	CHF	60	63	1
GBP/USD	08/19/2013	SSB	GBP	197	300	(6)
GBP/USD	08/19/2013	DUB	GBP	352	536	(15)
GBP/USD	08/19/2013	DUB	GBP	1,042	1,584	(17)
GBP/USD	08/19/2013	DUB	GBP	373	567	(4)
GBP/USD	08/19/2013	HSB	GBP	181	275	(3)
USD/CHF	08/12/2013	CSI	CHF	(6)	(6)	—
USD/CHF	08/12/2013	DUB	CHF	(5)	(5)	—
USD/CHF	08/12/2013	CSI	CHF	(55)	(59)	2
USD/CHF	08/12/2013	DUB	CHF	(55)	(59)	2
USD/CHF	08/12/2013	CSI	CHF	(8)	(9)	—
USD/EUR	07/17/2013	DUB	EUR	(75)	(98)	1
USD/EUR	07/17/2013	BOA	EUR	(151)	(196)	2
USD/EUR	07/17/2013	DUB	EUR	(86)	(112)	1
USD/EUR	07/17/2013	CSI	EUR	(133)	(173)	1
USD/EUR	07/17/2013	BCL	EUR	(14,749)	(19,199)	496
USD/EUR	07/17/2013	CSI	EUR	(46)	(59)	2
USD/EUR	07/17/2013	SSB	EUR	(330)	(430)	15
USD/EUR	07/17/2013	HSB	EUR	(21)	(27)	1
USD/EUR	07/17/2013	BOA	EUR	(42)	(55)	2
USD/EUR	07/17/2013	DUB	EUR	(46)	(59)	2
USD/EUR	07/17/2013	CSI	EUR	(57)	(75)	3
USD/EUR	11/18/2013	CSI	EUR	(11,178)	(14,559)	(166)
USD/EUR	11/18/2013	DUB	EUR	(64)	(83)	—
USD/EUR	11/18/2013	BOA	EUR	(32)	(41)	—
USD/EUR	11/18/2013	BOA	EUR	(222)	(289)	—
USD/EUR	11/18/2013	HSB	EUR	(222)	(289)	—
USD/EUR	11/18/2013	BOA	EUR	(455)	(593)	2
USD/EUR	11/18/2013	CSI	EUR	(233)	(303)	1
USD/EUR	11/18/2013	DUB	EUR	(449)	(585)	9
USD/EUR	11/18/2013	BOA	EUR	(140)	(182)	4
USD/EUR	11/18/2013	BOA	EUR	(192)	(250)	6
USD/EUR	11/18/2013	DUB	EUR	(130)	(169)	4
USD/EUR	11/18/2013	HSB	EUR	(73)	(95)	3
USD/EUR	11/18/2013	CSI	EUR	(104)	(136)	4
USD/EUR	11/18/2013	CSI	EUR	(59)	(77)	—
USD/EUR	11/18/2013	CSI	EUR	(376)	(490)	—
USD/EUR	11/18/2013	CSI	EUR	(102)	(133)	—
USD/GBP	08/12/2013	DUB	GBP	(464)	(705)	4
USD/GBP	08/12/2013	DUB	GBP	(99)	(150)	1
USD/GBP	08/19/2013	BOA	GBP	(291)	(443)	(1)
USD/GBP	08/19/2013	BOA	GBP	(255)	(388)	(2)
USD/GBP	08/19/2013	DUB	GBP	(140)	(213)	(1)
USD/GBP	08/19/2013	BOA	GBP	(658)	(1,000)	3
USD/GBP	08/19/2013	CSI	GBP	(262)	(399)	1
USD/GBP	08/19/2013	DUB	GBP	(535)	(814)	6
USD/GBP	08/19/2013	DUB	GBP	(237)	(360)	2
USD/GBP	08/19/2013	DUB	GBP	(822)	(1,250)	16
USD/GBP	08/19/2013	DUB	GBP	(165)	(252)	3
USD/GBP	08/19/2013	BOA	GBP	(661)	(1,005)	6
USD/GBP	08/19/2013	CSI	GBP	(63)	(95)	1
USD/GBP	08/19/2013	BOA	GBP	(850)	(1,292)	7
USD/GBP	08/19/2013	DUB	GBP	(88)	(133)	1
USD/GBP	08/19/2013	BOA	GBP	(79)	(120)	—
USD/GBP	08/19/2013	CSI	GBP	(71)	(108)	—
USD/GBP	08/19/2013	SSB	GBP	(445)	(676)	2
USD/GBP	08/19/2013	CSI	GBP	(78)	(119)	—
USD/GBP	08/19/2013	CSI	GBP	(99)	(151)	2
USD/GBP	08/19/2013	CSI	GBP	(200)	(304)	1
USD/GBP	08/19/2013	SSB	GBP	(1,171)	(1,780)	10
USD/GBP	08/19/2013	CSI	GBP	(28,096)	(42,718)	774
USD/GBP	08/19/2013	BOA	GBP	(14,168)	(21,542)	419
USD/GBP	08/19/2013	CSI	GBP	(294)	(447)	(3)
USD/GBP	08/19/2013	HSB	GBP	(179)	(272)	(2)
USD/GBP	08/19/2013	CSI	GBP	(89)	(136)	—
USD/GBP	08/19/2013	BOA	GBP	(198)	(300)	(4)
USD/GBP	08/19/2013	BOA	GBP	(196)	(298)	(4)
USD/GBP	08/19/2013	BOA	GBP	(345)	(524)	(5)
USD/GBP	08/19/2013	CSI	GBP	(74)	(112)	(1)
USD/GBP	08/19/2013	HSB	GBP	(86)	(131)	(1)
USD/GBP	08/19/2013	CSI	GBP	(184)	(280)	(2)
USD/GBP	08/19/2013	DUB	GBP	(88)	(134)	(1)
USD/GBP	08/19/2013	HSB	GBP	(142)	(215)	(2)
USD/GBP	08/19/2013	BOA	GBP	(134)	(203)	(4)
USD/GBP	08/19/2013	BCL	GBP	(145)	(220)	(4)
USD/GBP	08/19/2013	BOA	GBP	(217)	(330)	(6)
USD/GBP	08/19/2013	CSI	GBP	(290)	(441)	(9)
USD/GBP	08/19/2013	HSB	GBP	(290)	(441)	(9)
USD/GBP	08/19/2013	CSI	GBP	(69)	(106)	(2)
USD/GBP	08/19/2013	DUB	GBP	(69)	(106)	(2)
USD/GBP	08/19/2013	BOA	GBP	(122)	(185)	(2)
USD/GBP	08/19/2013	CSI	GBP	(122)	(185)	(2)
USD/GBP	08/19/2013	BCL	GBP	(87)	(132)	(1)
USD/GBP	08/19/2013	BOA	GBP	(180)	(273)	(1)
USD/GBP	08/19/2013	DUB	GBP	(113)	(173)	—
USD/GBP	08/19/2013	HSB	GBP	(147)	(223)	—
USD/GBP	08/19/2013	BOA	GBP	(202)	(307)	(1)
USD/GBP	08/19/2013	DUB	GBP	(87)	(133)	(1)
USD/KRW	08/12/2013	CSI	KRW	(319,628)	(279)	8
USD/KRW	08/12/2013	DUB	KRW	(256,046)	(224)	6
USD/KRW	08/12/2013	BOA	KRW	(192,269)	(168)	4
USD/KRW	08/12/2013	CSI	KRW	(285,607)	(250)	6
USD/KRW	08/12/2013	BOA	KRW	(144,450)	(126)	3
USD/KRW	08/12/2013	CSI	KRW	(216,171)	(189)	5
USD/KRW	08/12/2013	CSI	KRW	(442,218)	(386)	9
USD/KRW	08/12/2013	DUB	KRW	(294,836)	(258)	6
USD/KRW	08/12/2013	CSI	KRW	(295,231)	(258)	5
USD/KRW	08/12/2013	BOA	KRW	(295,758)	(258)	5
USD/KRW	08/12/2013	DUB	KRW	(303,604)	(265)	6
USD/KRW	08/12/2013	CSI	KRW	(152,070)	(133)	3
USD/KRW	08/12/2013	BOA	KRW	(81,562)	(71)	2
USD/KRW	08/12/2013	BOA	KRW	(124,416)	(109)	2
USD/KRW	08/12/2013	BOA	KRW	(114,929)	(100)	1
USD/KRW	08/12/2013	BOA	KRW	(118,815)	(104)	1
USD/KRW	08/12/2013	CSI	KRW	(223,000)	(195)	2
USD/KRW	08/12/2013	JPM	KRW	(229,400)	(200)	2
USD/KRW	08/12/2013	DUB	KRW	(113,479)	(99)	(1)
USD/KRW	08/12/2013	CSI	KRW	(226,566)	(198)	(2)
USD/KRW	08/12/2013	CSI	KRW	(253,118)	(221)	—
USD/KRW	08/12/2013	DUB	KRW	(253,305)	(221)	(1)
					$(122,132)	$1,612
JNL/Goldman Sachs Core Plus Bond Fund

AUD/EUR	09/18/2013	WBC	EUR	(2,203)	$(2,869)	$(42)
AUD/EUR	09/18/2013	WBC	EUR	(551)	(717)	(8)
AUD/USD	09/18/2013	DUB	AUD	1,591	1,447	(51)
AUD/USD	09/18/2013	WBC	AUD	7,933	7,213	(243)
AUD/USD	09/18/2013	WBC	AUD	788	716	(28)
AUD/USD	09/18/2013	WBC	AUD	5,508	5,008	(169)
AUD/USD	09/18/2013	DUB	AUD	776	706	(28)
AUD/USD	09/18/2013	RBS	AUD	775	705	(25)

See accompanying Notes to Financial Statements.

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)

JNL/Goldman Sachs Core Plus Bond Fund (continued)

AUD/USD	09/18/2013	WBC	AUD	779	$708	$(26)
AUD/USD	09/18/2013	WBC	AUD	1,580	1,437	(12)
AUD/USD	09/18/2013	WBC	AUD	1,563	1,421	(18)
AUD/USD	09/18/2013	DUB	AUD	1,552	1,411	(23)
BRL/USD	07/08/2013	UBS	BRL	3,175	1,421	(85)
BRL/USD	07/10/2013	DUB	BRL	1,229	550	(40)
BRL/USD	07/10/2013	CGM	BRL	1,097	491	6
BRL/USD	07/12/2013	RBC	BRL	1,596	714	(28)
BRL/USD	07/18/2013	HSB	BRL	6,308	2,817	(131)
CAD/USD	09/18/2013	RBC	CAD	766	727	(23)
CAD/USD	09/18/2013	RBC	CAD	767	728	(22)
CAD/USD	09/18/2013	DUB	CAD	762	723	(1)
CAD/USD	09/18/2013	RBC	CAD	764	725	1
CAD/USD	09/18/2013	RBC	CAD	1,514	1,437	(4)
CAD/USD	09/18/2013	RBC	CAD	760	721	1
CHF/EUR	09/18/2013	CSI	EUR	(1,127)	(1,467)	2
CHF/USD	09/18/2013	UBS	CHF	1,386	1,469	(28)
CHF/USD	09/18/2013	UBS	CHF	1,384	1,466	(34)
CHF/USD	09/18/2013	UBS	CHF	4,480	4,747	(151)
CHF/USD	09/18/2013	CSI	CHF	1,363	1,444	(23)
CHF/USD	09/18/2013	UBS	CHF	679	720	1
CLP/USD	07/19/2013	CSI	CLP	373,236	732	8
CNY/USD	07/08/2013	HSB	CNY	37,307	6,075	121
CNY/USD	07/12/2013	HSB	CNY	22,881	3,724	63
CNY/USD	07/12/2013	CGM	CNY	19,723	3,210	55
CNY/USD	08/22/2013	BCL	CNY	37,303	6,051	128
CNY/USD	08/22/2013	RBS	CNY	28,730	4,661	85
EUR/CHF	09/18/2013	JPM	CHF	(697)	(739)	(2)
EUR/CHF	09/18/2013	UBS	CHF	(1,401)	(1,485)	(7)
EUR/CHF	09/18/2013	CSI	CHF	(681)	(721)	(1)
EUR/CZK	09/18/2013	SSB	CZK	(49,949)	(2,500)	25
EUR/CZK	09/18/2013	BNP	CZK	(14,382)	(720)	(1)
EUR/CZK	09/18/2013	BOA	CZK	(14,387)	(720)	1
EUR/GBP	09/18/2013	BNP	GBP	(1,902)	(2,891)	7
EUR/GBP	09/18/2013	BCL	GBP	(471)	(716)	6
EUR/HUF	09/18/2013	BOA	HUF	(168,254)	(737)	(13)
EUR/JPY	09/18/2013	DUB	JPY	(140,210)	(1,414)	14
EUR/NOK	09/18/2013	JPM	NOK	(4,354)	(715)	4
EUR/PLN	09/18/2013	SSB	PLN	(2,420)	(725)	(1)
EUR/SEK	09/18/2013	HSB	SEK	(31,668)	(4,714)	61
EUR/SEK	09/18/2013	RBS	SEK	(9,586)	(1,427)	5
EUR/SEK	09/18/2013	JPM	SEK	(4,886)	(727)	(7)
EUR/USD	09/18/2013	JPM	EUR	1,136	1,479	(22)
EUR/USD	09/18/2013	CGM	EUR	1,231	1,603	(37)
EUR/USD	09/18/2013	JPM	EUR	1,117	1,454	(35)
EUR/USD	09/18/2013	BNP	EUR	11,698	15,232	(365)
EUR/USD	09/18/2013	RBC	EUR	1,106	1,440	(38)
EUR/USD	09/18/2013	DUB	EUR	1,107	1,441	(37)
EUR/USD	09/18/2013	BCL	EUR	1,102	1,435	(44)
EUR/USD	09/18/2013	JPM	EUR	1,110	1,445	(22)
EUR/USD	09/18/2013	SSB	EUR	555	723	(6)
EUR/USD	09/18/2013	DUB	EUR	553	720	(8)
EUR/USD	09/18/2013	BNP	EUR	1,658	2,159	(13)
EUR/USD	09/18/2013	CGM	EUR	548	714	(7)
EUR/USD	09/18/2013	SSB	EUR	557	725	1
EUR/USD	09/18/2013	DUB	EUR	552	719	1
EUR/USD	09/18/2013	CGM	EUR	1,104	1,438	(1)
EUR/USD	09/18/2013	RBS	EUR	1,107	1,441	2
EUR/USD	09/18/2013	CSI	EUR	554	721	(1)
EUR/USD	09/18/2013	BCL	EUR	1,108	1,443	2
GBP/CHF	09/18/2013	UBS	CHF	(1,369)	(1,450)	(8)
GBP/EUR	09/18/2013	RBS	EUR	(1,134)	(1,476)	(8)
GBP/EUR	09/18/2013	HSB	EUR	(2,264)	(2,948)	(21)
GBP/USD	09/18/2013	SSB	GBP	2,390	3,633	(75)
HUF/EUR	09/18/2013	HSB	EUR	(573)	(746)	8
HUF/EUR	09/18/2013	BOA	EUR	(560)	(729)	5
HUF/EUR	09/18/2013	DUB	EUR	(555)	(723)	14
HUF/EUR	09/18/2013	DUB	EUR	(1,097)	(1,428)	9
HUF/EUR	09/18/2013	BCL	EUR	(552)	(719)	(2)
ILS/USD	09/18/2013	CGM	ILS	2,729	749	(7)
ILS/USD	09/18/2013	MLP	ILS	2,085	572	(4)
INR/USD	07/12/2013	JPM	INR	43,967	739	(9)
JPY/EUR	09/18/2013	CGM	EUR	(2,208)	(2,875)	(16)
JPY/EUR	09/18/2013	SSB	EUR	(1,107)	(1,441)	(14)
JPY/USD	09/18/2013	DUB	JPY	146,877	1,481	(16)
JPY/USD	09/18/2013	JPM	JPY	144,938	1,462	(35)
JPY/USD	09/18/2013	CGM	JPY	142,575	1,438	(51)
JPY/USD	09/18/2013	DUB	JPY	70,996	716	(29)
JPY/USD	09/18/2013	CGM	JPY	138,779	1,400	(74)
JPY/USD	09/18/2013	JPM	JPY	143,231	1,445	(22)
JPY/USD	09/18/2013	SSB	JPY	143,146	1,444	(23)
JPY/USD	09/18/2013	DUB	JPY	142,991	1,442	2
JPY/USD	09/18/2013	JPM	JPY	214,070	2,159	(1)
KRW/USD	07/05/2013	DUB	KRW	3,412,117	2,987	(33)
KRW/USD	07/15/2013	CGM	KRW	842,968	738	(7)
KRW/USD	08/01/2013	CSI	KRW	1,655,505	1,447	9
MXN/USD	09/18/2013	JPM	MXN	19,138	1,467	(22)
MXN/USD	09/18/2013	DUB	MXN	67,345	5,161	(80)
MXN/USD	09/18/2013	DUB	MXN	28,157	2,158	(53)
MXN/USD	09/18/2013	SSB	MXN	9,624	737	16
MXN/USD	09/18/2013	SSB	MXN	9,565	733	14
MYR/USD	07/08/2013	BCL	MYR	5,605	1,773	(35)
MYR/USD	07/12/2013	BNP	MYR	6,927	2,191	(33)
MYR/USD	07/12/2013	BCL	MYR	3,201	1,012	5
NOK/EUR	09/18/2013	SSB	EUR	(548)	(714)	11
NZD/USD	09/18/2013	WBC	NZD	1,877	1,446	2
NZD/USD	09/18/2013	RBS	NZD	916	706	(9)
NZD/USD	09/18/2013	WBC	NZD	1,838	1,416	(15)
PHP/USD	07/11/2013	CGM	PHP	53,595	1,240	(8)
PHP/USD	07/11/2013	DUB	PHP	10,389	240	3
PHP/USD	07/23/2013	BCL	PHP	25,177	583	(13)
PHP/USD	07/26/2013	CGM	PHP	62,657	1,450	8
PLN/EUR	09/18/2013	DUB	EUR	(1,135)	(1,478)	(28)
PLN/EUR	09/18/2013	DUB	EUR	(564)	(734)	(6)
PLN/EUR	09/18/2013	BCL	EUR	(1,119)	(1,457)	(24)
PLN/EUR	09/18/2013	DUB	EUR	(1,113)	(1,449)	(17)
PLN/EUR	09/18/2013	BOA	EUR	(555)	(723)	6
PLN/USD	09/18/2013	BCL	PLN	2,378	712	(9)
RUB/USD	07/08/2013	CGM	RUB	97,078	2,951	(60)
RUB/USD	07/15/2013	UBS	RUB	48,307	1,467	(22)
RUB/USD	07/17/2013	CSI	RUB	18,362	557	1
RUB/USD	07/17/2013	JPM	RUB	10,986	333	(1)
RUB/USD	07/19/2013	CGM	RUB	24,009	728	—
RUB/USD	07/22/2013	UBS	RUB	23,964	727	(1)
RUB/USD	07/25/2013	CSI	RUB	71,035	2,153	(9)
SEK/EUR	09/18/2013	HSB	EUR	(159)	(207)	(1)
SEK/EUR	09/18/2013	CGM	EUR	(568)	(740)	(3)
SEK/EUR	09/18/2013	UBS	EUR	(816)	(1,063)	(7)
SEK/EUR	09/18/2013	BNP	EUR	(563)	(733)	1
SEK/EUR	09/18/2013	JPM	EUR	(557)	(725)	(2)
SEK/EUR	09/18/2013	JPM	EUR	(554)	(721)	(5)
SEK/EUR	09/18/2013	JPM	EUR	(419)	(546)	(4)

See accompanying Notes to Financial Statements.

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)

JNL/Goldman Sachs Core Plus Bond Fund (continued)

SEK/EUR	09/18/2013	MSC	EUR	(553)	$(720)	$12
SEK/EUR	09/18/2013	UBS	EUR	(548)	(714)	8
SGD/USD	09/18/2013	JPM	SGD	1,865	1,472	(28)
SGD/USD	09/18/2013	JPM	SGD	1,866	1,472	(17)
SGD/USD	09/18/2013	WBC	SGD	930	734	(5)
SGD/USD	09/18/2013	SSB	SGD	925	730	6
SGD/USD	09/18/2013	HSB	SGD	917	724	3
TRY/USD	09/18/2013	RBS	TRY	1,442	738	(10)
TRY/USD	09/18/2013	RBS	TRY	5,686	2,912	(66)
TRY/USD	09/18/2013	MSC	TRY	1,362	698	(21)
TRY/USD	09/18/2013	MSC	TRY	2,832	1,450	8
USD/AUD	09/18/2013	WBC	AUD	(779)	(708)	40
USD/AUD	09/18/2013	WBC	AUD	(782)	(711)	37
USD/AUD	09/18/2013	CGM	AUD	(697)	(634)	25
USD/AUD	09/18/2013	WBC	AUD	(790)	(718)	29
USD/AUD	09/18/2013	WBC	AUD	(784)	(713)	34
USD/AUD	09/18/2013	CGM	AUD	(1,582)	(1,438)	55
USD/AUD	09/18/2013	CGM	AUD	(790)	(718)	29
USD/AUD	09/18/2013	SCB	AUD	(3,167)	(2,880)	103
USD/AUD	09/18/2013	WBC	AUD	(790)	(718)	28
USD/AUD	09/18/2013	DUB	AUD	(789)	(717)	21
USD/AUD	09/18/2013	CGM	AUD	(1,559)	(1,417)	59
USD/AUD	09/18/2013	BCL	AUD	(755)	(686)	26
USD/AUD	09/18/2013	DUB	AUD	(781)	(710)	24
USD/AUD	09/18/2013	WBC	AUD	(776)	(706)	31
USD/AUD	09/18/2013	WBC	AUD	(999)	(908)	43
USD/AUD	09/18/2013	WBC	AUD	(775)	(705)	30
USD/AUD	09/18/2013	WBC	AUD	(1,555)	(1,414)	52
USD/AUD	09/18/2013	DUB	AUD	(1,587)	(1,443)	16
USD/AUD	09/18/2013	WBC	AUD	(776)	(706)	10
USD/AUD	09/18/2013	WBC	AUD	(1,552)	(1,411)	25
USD/AUD	09/18/2013	MSC	AUD	(777)	(707)	12
USD/AUD	09/18/2013	CGM	AUD	(387)	(351)	4
USD/AUD	09/18/2013	WBC	AUD	(1,953)	(1,776)	11
USD/AUD	09/18/2013	SCB	AUD	(1,567)	(1,425)	4
USD/AUD	09/18/2013	HSB	AUD	(1,552)	(1,411)	19
USD/BRL	07/08/2013	MSC	BRL	(3,175)	(1,421)	65
USD/BRL	07/10/2013	RBC	BRL	(3,206)	(1,434)	84
USD/BRL	07/12/2013	UBS	BRL	(1,615)	(722)	26
USD/BRL	07/17/2013	CSI	BRL	(14,427)	(6,443)	770
USD/BRL	07/18/2013	UBS	BRL	(2,498)	(1,115)	38
USD/BRL	07/18/2013	UBS	BRL	(1,613)	(720)	19
USD/BRL	07/18/2013	RBC	BRL	(1,620)	(723)	16
USD/BRL	07/24/2013	UBS	BRL	(1,680)	(749)	(15)
USD/BRL	08/02/2013	MSC	BRL	(1,611)	(717)	3
USD/CAD	09/18/2013	RBC	CAD	(1,521)	(1,444)	45
USD/CAD	09/18/2013	RBC	CAD	(752)	(713)	24
USD/CAD	09/18/2013	RBC	CAD	(1,515)	(1,438)	38
USD/CAD	09/18/2013	RBC	CAD	(1,526)	(1,448)	19
USD/CAD	09/18/2013	RBC	CAD	(1,525)	(1,447)	9
USD/CAD	09/18/2013	RBC	CAD	(760)	(721)	3
USD/CAD	09/18/2013	RBC	CAD	(1,515)	(1,438)	2
USD/CHF	09/18/2013	BNP	CHF	(8,024)	(8,501)	88
USD/CLP	07/12/2013	BOA	CLP	(190,254)	(374)	—
USD/CLP	07/19/2013	CSI	CLP	(365,968)	(718)	21
USD/CLP	07/19/2013	CSI	CLP	(185,319)	(364)	5
USD/CLP	07/24/2013	BCL	CLP	(378,464)	(742)	(8)
USD/CLP	08/02/2013	CSI	CLP	(367,992)	(720)	—
USD/CLP	08/02/2013	CSI	CLP	(367,646)	(720)	—
USD/CNH	09/18/2013	DUB	CNH	(9,136)	(1,479)	(1)
USD/CNH	09/18/2013	HSB	CNH	(9,089)	(1,471)	(4)
USD/CNY	07/08/2013	HSB	CNY	(24,139)	(3,931)	(37)
USD/CNY	07/08/2013	BCL	CNY	(18,863)	(3,072)	(21)
USD/CNY	07/12/2013	HSB	CNY	(28,130)	(4,579)	(69)
USD/CNY	07/12/2013	HSB	CNY	(18,862)	(3,070)	(19)
USD/CNY	08/22/2013	HSB	CNY	(18,388)	(2,983)	(14)
USD/CNY	08/22/2013	BCL	CNY	(37,409)	(6,069)	(128)
USD/EUR	08/07/2013	JPM	EUR	(6,262)	(8,152)	13
USD/EUR	09/18/2013	JPM	EUR	(1,132)	(1,474)	19
USD/EUR	09/18/2013	JPM	EUR	(2,260)	(2,943)	56
USD/EUR	09/18/2013	MSC	EUR	(1,104)	(1,438)	40
USD/EUR	09/18/2013	BOA	EUR	(2,214)	(2,883)	74
USD/EUR	09/18/2013	CGM	EUR	(2,222)	(2,893)	57
USD/GBP	08/08/2013	JPM	GBP	(3,673)	(5,586)	96
USD/GBP	09/18/2013	HSB	GBP	(951)	(1,446)	42
USD/GBP	09/18/2013	RBS	GBP	(948)	(1,441)	36
USD/GBP	09/18/2013	BCL	GBP	(944)	(1,435)	42
USD/HUF	09/18/2013	DUB	HUF	(631,173)	(2,764)	16
USD/HUF	09/18/2013	DUB	HUF	(334,730)	(1,466)	2
USD/ILS	09/18/2013	CGM	ILS	(2,141)	(587)	—
USD/ILS	09/18/2013	MSC	ILS	(2,674)	(734)	—
USD/INR	07/12/2013	UBS	INR	(43,466)	(730)	18
USD/JPY	07/09/2013	DUB	JPY	(56,568)	(570)	2
USD/JPY	09/18/2013	SSB	JPY	(145,781)	(1,470)	30
USD/JPY	09/18/2013	CGM	JPY	(72,226)	(728)	17
USD/JPY	09/18/2013	UBS	JPY	(70,368)	(710)	27
USD/JPY	09/18/2013	WBC	JPY	(325,354)	(3,282)	146
USD/JPY	09/18/2013	CGM	JPY	(70,178)	(708)	31
USD/JPY	09/18/2013	CGM	JPY	(142,720)	(1,440)	27
USD/JPY	09/18/2013	MSC	JPY	(142,762)	(1,440)	16
USD/JPY	09/18/2013	DUB	JPY	(70,424)	(710)	9
USD/JPY	09/18/2013	MSC	JPY	(141,153)	(1,424)	14
USD/JPY	09/18/2013	BNP	JPY	(141,007)	(1,422)	16
USD/JPY	09/18/2013	JPM	JPY	(141,476)	(1,427)	11
USD/JPY	09/18/2013	SSB	JPY	(142,417)	(1,436)	4
USD/KRW	07/05/2013	DUB	KRW	(827,646)	(725)	13
USD/KRW	07/05/2013	WBC	KRW	(843,059)	(738)	15
USD/KRW	07/05/2013	RBC	KRW	(835,222)	(731)	18
USD/KRW	07/12/2013	CGM	KRW	(1,692,209)	(1,481)	16
USD/MXN	07/26/2013	RBC	MXN	(9,373)	(722)	19
USD/MXN	07/26/2013	UBS	MXN	(7,519)	(579)	9
USD/MXN	07/26/2013	DUB	MXN	(21,249)	(1,636)	14
USD/MXN	07/26/2013	UBS	MXN	(6,703)	(516)	4
USD/MXN	07/26/2013	JPM	MXN	(6,316)	(486)	(17)
USD/MXN	07/26/2013	BCL	MXN	(9,316)	(717)	(19)
USD/MXN	09/18/2013	JPM	MXN	(9,701)	(743)	5
USD/MXN	09/18/2013	SSB	MXN	(29,563)	(2,265)	(20)
USD/MXN	09/18/2013	SSB	MXN	(18,937)	(1,451)	28
USD/MXN	09/18/2013	MSC	MXN	(19,031)	(1,458)	21
USD/MXN	09/18/2013	DUB	MXN	(37,408)	(2,867)	(32)
USD/MXN	09/18/2013	SSB	MXN	(9,450)	(724)	(5)
USD/MXN	09/18/2013	SSB	MXN	(9,739)	(746)	(5)
USD/MYR	07/12/2013	BOA	MYR	(5,637)	(1,783)	13
USD/MYR	07/12/2013	CGM	MYR	(8,046)	(2,545)	(1)
USD/NZD	09/18/2013	RBS	NZD	(1,886)	(1,453)	3
USD/NZD	09/18/2013	WBC	NZD	(948)	(730)	(2)
USD/NZD	09/18/2013	WBC	NZD	(932)	(718)	(2)
USD/PHP	07/11/2013	BCL	PHP	(32,014)	(741)	7
USD/PHP	07/11/2013	CGM	PHP	(31,969)	(740)	(1)
USD/PHP	07/23/2013	CGM	PHP	(32,260)	(747)	(9)
USD/PLN	09/18/2013	SSB	PLN	(20,536)	(6,150)	131
USD/PLN	09/18/2013	BOA	PLN	(2,416)	(724)	10

See accompanying Notes to Financial Statements.

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)

JNL/Goldman Sachs Core Plus Bond Fund (continued)

USD/PLN	09/18/2013	BOA	PLN	(4,811)	$(1,441)	$(4)
USD/PLN	09/18/2013	DUB	PLN	(2,406)	(720)	—
USD/RUB	07/08/2013	UBS	RUB	(97,381)	(2,961)	47
USD/RUB	07/11/2013	CGM	RUB	(48,667)	(1,479)	18
USD/RUB	07/17/2013	CSI	RUB	(29,348)	(891)	32
USD/RUB	07/19/2013	CGM	RUB	(23,844)	(723)	16
USD/RUB	07/22/2013	CSI	RUB	(24,157)	(733)	1
USD/RUB	07/25/2013	CGM	RUB	(23,957)	(726)	(2)
USD/RUB	08/01/2013	UBS	RUB	(23,803)	(720)	—
USD/SGD	09/18/2013	WBC	SGD	(7,424)	(5,858)	90
USD/TRY	09/18/2013	BCL	TRY	(7,150)	(3,662)	78
USD/TRY	09/18/2013	RBS	TRY	(1,443)	(739)	9
USD/TRY	09/18/2013	RBS	TRY	(1,442)	(738)	(4)
USD/TRY	09/18/2013	RBS	TRY	(1,430)	(732)	(8)
USD/TRY	09/18/2013	RBS	TRY	(1,413)	(724)	(5)
USD/ZAR	09/18/2013	JPM	ZAR	(3,427)	(343)	(10)
USD/ZAR	09/18/2013	UBS	ZAR	(7,626)	(763)	(1)
USD/ZAR	09/18/2013	BCL	ZAR	(7,379)	(738)	(19)
ZAR/USD	09/18/2013	BNP	ZAR	3,492	349	17
ZAR/USD	09/18/2013	DUB	ZAR	7,561	756	11
ZAR/USD	09/18/2013	BCL	ZAR	7,285	729	8
					$(81,812)	$845
JNL/Goldman Sachs Emerging Markets Debt Fund

AUD/USD	09/18/2013	WBC	AUD	2,159	$1,963	$(66)
AUD/USD	09/18/2013	DUB	AUD	2,165	1,968	(69)
AUD/USD	09/18/2013	WBC	AUD	4,223	3,840	(130)
AUD/USD	09/18/2013	DUB	AUD	2,065	1,878	(30)
BRL/USD	07/08/2013	UBS	BRL	8,746	3,914	(234)
BRL/USD	07/10/2013	DUB	BRL	1,854	830	(61)
BRL/USD	07/10/2013	CIT	BRL	2,389	1,069	14
BRL/USD	07/12/2013	RBC	BRL	4,314	1,929	(77)
BRL/USD	07/17/2013	RBC	BRL	4,033	1,801	(109)
BRL/USD	07/18/2013	HSB	BRL	20,937	9,348	(436)
CHF/USD	09/18/2013	UBS	CHF	1,889	2,001	(39)
CLP/USD	07/17/2013	DUB	CLP	1,330,062	2,611	(24)
CLP/USD	07/19/2013	CSI	CLP	994,438	1,951	22
CNY/USD	07/08/2013	HSB	CNY	109,357	17,807	354
CNY/USD	07/12/2013	HSB	CNY	68,403	11,134	189
CNY/USD	07/12/2013	CGM	CNY	59,288	9,651	165
CNY/USD	08/22/2013	BCL	CNY	91,838	14,898	316
CNY/USD	08/22/2013	BOA	CNY	15,407	2,499	47
CNY/USD	08/22/2013	RBS	CNY	65,356	10,602	194
COP/USD	07/17/2013	DUB	COP	4,772,329	2,479	(17)
CZK/USD	09/18/2013	BNP	CZK	14,738	738	(9)
EUR/CZK	09/18/2013	SSB	CZK	(143,771)	(7,197)	72
EUR/CZK	09/18/2013	BNP	CZK	(38,796)	(1,942)	(3)
EUR/CZK	09/18/2013	BOA	CZK	(39,291)	(1,967)	3
EUR/HUF	09/18/2013	BOA	HUF	(458,462)	(2,007)	(35)
EUR/PLN	09/18/2013	SSB	PLN	(6,593)	(1,975)	(2)
EUR/USD	09/18/2013	JPM	EUR	2,997	3,902	(95)
EUR/USD	09/18/2013	JPM	EUR	3,080	4,011	(61)
EUR/USD	09/18/2013	BCL	EUR	1,519	1,978	(60)
EUR/USD	09/18/2013	DUB	EUR	254	331	(8)
EUR/USD	09/18/2013	JPM	EUR	1,514	1,971	(30)
EUR/USD	09/18/2013	SSB	EUR	1,469	1,913	(16)
EUR/USD	09/18/2013	DUB	EUR	1,464	1,906	(22)
EUR/USD	09/18/2013	BNP	EUR	1,473	1,918	(12)
EUR/USD	09/18/2013	CIT	EUR	1,459	1,900	(18)
EUR/USD	09/18/2013	DUB	EUR	1,489	1,939	1
EUR/USD	09/18/2013	CIT	EUR	1,490	1,940	(1)
EUR/USD	09/18/2013	RBS	EUR	3,023	3,936	5
EUR/USD	09/18/2013	BCL	EUR	1,514	1,971	2
HUF/EUR	09/18/2013	HSB	EUR	(1,560)	(2,031)	23
HUF/EUR	09/18/2013	DUB	EUR	(1,469)	(1,913)	38
HUF/EUR	09/18/2013	DUB	EUR	(2,919)	(3,801)	25
HUF/EUR	09/18/2013	BCL	EUR	(1,508)	(1,964)	(4)
HUF/USD	09/18/2013	DUB	HUF	1,038,301	4,546	(27)
HUF/USD	09/18/2013	BNP	HUF	300,286	1,315	3
HUF/USD	09/18/2013	BNP	HUF	252,269	1,105	5
IDR/USD	07/17/2013	SCB	IDR	66,317,676	6,672	(103)
IDR/USD	07/17/2013	HSB	IDR	8,533,771	859	(10)
IDR/USD	07/17/2013	DUB	IDR	6,871,712	691	—
IDR/USD	09/18/2013	HSB	IDR	25,797,703	2,573	34
ILS/USD	09/18/2013	CIT	ILS	7,579	2,080	(20)
ILS/USD	09/18/2013	MLP	ILS	5,554	1,524	(10)
INR/USD	07/12/2013	JPM	INR	119,911	2,014	(26)
JPY/USD	09/18/2013	DUB	JPY	200,153	2,019	(21)
JPY/USD	09/18/2013	JPM	JPY	197,511	1,992	(48)
JPY/USD	09/18/2013	SSB	JPY	195,253	1,969	(32)
JPY/USD	09/18/2013	JPM	JPY	292,413	2,949	(1)
JPY/USD	09/18/2013	DUB	JPY	195,321	1,970	3
KRW/USD	07/05/2013	DUB	KRW	8,383,413	7,339	(81)
KRW/USD	07/15/2013	CIT	KRW	2,260,737	1,978	(20)
KRW/USD	08/01/2013	CSI	KRW	4,468,021	3,906	25
MXN/USD	09/18/2013	JPM	MXN	51,361	3,936	(60)
MXN/USD	09/18/2013	DUB	MXN	488,255	37,415	(579)
MXN/USD	09/18/2013	DUB	MXN	73,901	5,663	(140)
MXN/USD	09/18/2013	SSB	MXN	33,272	2,550	69
MXN/USD	09/18/2013	SSB	MXN	25,601	1,962	44
MXN/USD	09/18/2013	SSB	MXN	25,755	1,974	38
MYR/USD	07/05/2013	CIT	MYR	18,049	5,711	(103)
MYR/USD	07/05/2013	CIT	MYR	5,739	1,816	(33)
MYR/USD	07/08/2013	BCL	MYR	6,067	1,920	(37)
MYR/USD	07/08/2013	CIT	MYR	14,713	4,655	(107)
MYR/USD	07/12/2013	BNP	MYR	27,329	8,644	(130)
MYR/USD	07/12/2013	DUB	MYR	5,248	1,660	24
MYR/USD	07/12/2013	BCL	MYR	6,580	2,081	11
MYR/USD	07/17/2013	SSB	MYR	86,395	27,315	(960)
MYR/USD	07/17/2013	CGM	MYR	10,932	3,456	(63)
PEN/USD	07/17/2013	CSI	PEN	2,937	1,054	(15)
PEN/USD	07/17/2013	DUB	PEN	3,550	1,274	(18)
PHP/USD	07/11/2013	CGM	PHP	201,694	4,668	(31)
PHP/USD	07/23/2013	BCL	PHP	44,087	1,020	(22)
PHP/USD	07/23/2013	DUB	PHP	26,261	608	8
PHP/USD	07/26/2013	CIT	PHP	166,679	3,857	21
PLN/EUR	09/18/2013	DUB	EUR	(3,078)	(4,008)	(76)
PLN/EUR	09/18/2013	BCL	EUR	(3,003)	(3,910)	(65)
PLN/EUR	09/18/2013	DUB	EUR	(3,008)	(3,917)	(47)
PLN/EUR	09/18/2013	BOA	EUR	(1,469)	(1,913)	17
PLN/USD	09/18/2013	SSB	PLN	59,013	17,673	(375)
PLN/USD	09/18/2013	BNP	PLN	5,917	1,772	(84)
PLN/USD	09/18/2013	BCL	PLN	7,382	2,211	(27)
RUB/USD	07/08/2013	CIT	RUB	267,471	8,132	(164)
RUB/USD	07/11/2013	CIT	RUB	16,821	511	(12)
RUB/USD	07/11/2013	DUB	RUB	47,270	1,436	(34)
RUB/USD	07/11/2013	CSI	RUB	21,234	645	(16)
RUB/USD	07/11/2013	CSI	RUB	45,098	1,370	(3)
RUB/USD	07/11/2013	DUB	RUB	53,998	1,641	(11)
RUB/USD	07/15/2013	UBS	RUB	129,642	3,936	(60)
RUB/USD	07/17/2013	DUB	RUB	27,318	829	(29)
RUB/USD	07/17/2013	DUB	RUB	27,831	845	(26)

See accompanying Notes to Financial Statements.

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)

JNL/Goldman Sachs Emerging Markets Debt Fund (continued)

RUB/USD	07/17/2013	RBC	RUB	111,005	$3,369	$(70)
RUB/USD	07/17/2013	JPM	RUB	17,441	529	(10)
RUB/USD	07/17/2013	CSI	RUB	34,064	1,034	(20)
RUB/USD	07/17/2013	CSI	RUB	281,551	8,546	(29)
RUB/USD	07/17/2013	CSI	RUB	13,797	419	(1)
RUB/USD	07/19/2013	CIT	RUB	63,552	1,928	1
RUB/USD	07/22/2013	UBS	RUB	63,432	1,924	(3)
RUB/USD	07/25/2013	CSI	RUB	189,053	5,730	(24)
RUB/USD	07/25/2013	CSI	RUB	29,625	898	1
SGD/USD	09/18/2013	JPM	SGD	5,060	3,993	(76)
SGD/USD	09/18/2013	JPM	SGD	5,008	3,952	(44)
SGD/USD	09/18/2013	WBC	SGD	2,564	2,023	(14)
SGD/USD	09/18/2013	SSB	SGD	2,464	1,944	15
SGD/USD	09/18/2013	HSB	SGD	2,440	1,926	8
TRY/USD	09/18/2013	BCL	TRY	22,547	11,546	(245)
TRY/USD	09/18/2013	RBS	TRY	3,933	2,014	(26)
TRY/USD	09/18/2013	RBS	TRY	15,258	7,814	(178)
TRY/USD	09/18/2013	MSC	TRY	3,348	1,715	(52)
TRY/USD	09/18/2013	RBC	TRY	3,277	1,678	12
TRY/USD	09/18/2013	MSC	TRY	11,048	5,658	32
USD/AUD	09/18/2013	WBC	AUD	(2,102)	(1,911)	99
USD/AUD	09/18/2013	CIT	AUD	(2,137)	(1,943)	76
USD/AUD	09/18/2013	CIT	AUD	(2,091)	(1,901)	80
USD/AUD	09/18/2013	BCL	AUD	(1,012)	(921)	35
USD/AUD	09/18/2013	DUB	AUD	(1,055)	(959)	33
USD/AUD	09/18/2013	WBC	AUD	(150)	(136)	6
USD/AUD	09/18/2013	WBC	AUD	(1,033)	(939)	14
USD/AUD	09/18/2013	SCB	AUD	(2,141)	(1,947)	6
USD/AUD	09/18/2013	WBC	AUD	(1,032)	(939)	6
USD/BRL	07/08/2013	MSC	BRL	(8,746)	(3,914)	179
USD/BRL	07/10/2013	RBC	BRL	(7,349)	(3,287)	192
USD/BRL	07/12/2013	UBS	BRL	(4,403)	(1,969)	71
USD/BRL	07/17/2013	JPM	BRL	(1,711)	(764)	92
USD/BRL	07/17/2013	BNP	BRL	(4,552)	(2,033)	13
USD/BRL	07/18/2013	UBS	BRL	(6,349)	(2,835)	96
USD/BRL	07/18/2013	RBC	BRL	(4,464)	(1,993)	44
USD/BRL	07/18/2013	UBS	BRL	(4,446)	(1,985)	52
USD/BRL	08/02/2013	MSC	BRL	(4,400)	(1,958)	9
USD/CHF	09/18/2013	BNP	CHF	(2,409)	(2,552)	26
USD/CLP	07/12/2013	BOA	CLP	(518,874)	(1,019)	1
USD/CLP	07/17/2013	CGM	CLP	(481,439)	(945)	51
USD/CLP	07/17/2013	HSB	CLP	(533,621)	(1,047)	71
USD/CLP	07/17/2013	CGM	CLP	(1,541,179)	(3,025)	193
USD/CLP	07/17/2013	CIT	CLP	(2,173,111)	(4,266)	129
USD/CLP	07/17/2013	BCL	CLP	(2,227,870)	(4,373)	268
USD/CLP	07/19/2013	CSI	CLP	(1,012,725)	(1,987)	58
USD/CLP	07/19/2013	CSI	CLP	(511,762)	(1,004)	15
USD/CLP	07/24/2013	BCL	CLP	(1,031,752)	(2,023)	(22)
USD/CLP	08/02/2013	CSI	CLP	(1,005,334)	(1,968)	(1)
USD/CNH	09/18/2013	DUB	CNH	(25,189)	(4,078)	(3)
USD/CNH	09/18/2013	HSB	CNH	(24,801)	(4,015)	(12)
USD/CNY	07/08/2013	HSB	CNY	(66,552)	(10,837)	(101)
USD/CNY	07/08/2013	BCL	CNY	(52,112)	(8,486)	(57)
USD/CNY	07/12/2013	HSB	CNY	(83,822)	(13,644)	(205)
USD/CNY	07/12/2013	HSB	CNY	(62,968)	(10,250)	(65)
USD/CNY	08/22/2013	HSB	CNY	(49,688)	(8,060)	(37)
USD/CNY	08/22/2013	BCL	CNY	(91,121)	(14,782)	(311)
USD/COP	07/17/2013	BCL	COP	(9,382,805)	(4,875)	218
USD/COP	07/17/2013	MLP	COP	(6,384,575)	(3,317)	42
USD/COP	07/17/2013	BCL	COP	(7,094,983)	(3,686)	63
USD/COP	07/17/2013	CSI	COP	(4,237,473)	(2,201)	(2)
USD/COP	07/17/2013	BOA	COP	(6,484,016)	(3,369)	(25)
USD/EUR	08/07/2013	JPM	EUR	(1,071)	(1,394)	2
USD/EUR	09/18/2013	BNP	EUR	(3,200)	(4,166)	100
USD/EUR	09/18/2013	MSC	EUR	(1,522)	(1,982)	56
USD/EUR	09/18/2013	BOA	EUR	(3,052)	(3,974)	102
USD/EUR	09/18/2013	CIT	EUR	(3,021)	(3,934)	77
USD/GBP	08/08/2013	JPM	GBP	(764)	(1,161)	20
USD/HUF	09/18/2013	DUB	HUF	(316,457)	(1,386)	12
USD/HUF	09/18/2013	DUB	HUF	(1,019,238)	(4,463)	7
USD/IDR	07/17/2013	DUB	IDR	(40,066,699)	(4,031)	75
USD/IDR	07/17/2013	CIT	IDR	(128,637,278)	(12,941)	246
USD/ILS	09/18/2013	MSC	ILS	(7,297)	(2,002)	(1)
USD/ILS	09/18/2013	CIT	ILS	(5,836)	(1,601)	(1)
USD/INR	07/12/2013	UBS	INR	(118,544)	(1,991)	49
USD/JPY	09/18/2013	SSB	JPY	(197,776)	(1,995)	40
USD/JPY	09/18/2013	WBC	JPY	(234,295)	(2,363)	105
USD/JPY	09/18/2013	CIT	JPY	(194,671)	(1,964)	37
USD/JPY	09/18/2013	JPM	JPY	(190,865)	(1,925)	15
USD/JPY	09/18/2013	MSC	JPY	(380,955)	(3,842)	39
USD/KRW	07/05/2013	DUB	KRW	(2,385,613)	(2,089)	38
USD/KRW	07/05/2013	WBC	KRW	(2,322,050)	(2,033)	41
USD/KRW	07/05/2013	RBC	KRW	(1,418,275)	(1,242)	31
USD/KRW	07/12/2013	CIT	KRW	(4,612,032)	(4,036)	44
USD/KRW	07/17/2013	DUB	KRW	(1,124,129)	(984)	(19)
USD/MXN	07/26/2013	RBC	MXN	(24,825)	(1,912)	50
USD/MXN	07/26/2013	BCL	MXN	(58,199)	(4,482)	(98)
USD/MXN	09/18/2013	JPM	MXN	(26,458)	(2,027)	13
USD/MXN	09/18/2013	SSB	MXN	(80,589)	(6,175)	(55)
USD/MXN	09/18/2013	SSB	MXN	(52,357)	(4,012)	77
USD/MXN	09/18/2013	MSC	MXN	(52,616)	(4,032)	57
USD/MXN	09/18/2013	DUB	MXN	(77,761)	(5,959)	(68)
USD/MXN	09/18/2013	DUB	MXN	(17,674)	(1,354)	(48)
USD/MXN	09/18/2013	DUB	MXN	(4,807)	(368)	(11)
USD/MXN	09/18/2013	DUB	MXN	(11,674)	(895)	(29)
USD/MXN	09/18/2013	RBC	MXN	(35,004)	(2,682)	(57)
USD/MXN	09/18/2013	DUB	MXN	(15,751)	(1,207)	(20)
USD/MXN	09/18/2013	SSB	MXN	(25,497)	(1,954)	(14)
USD/MXN	09/18/2013	DUB	MXN	(19,932)	(1,527)	(8)
USD/MXN	09/18/2013	SSB	MXN	(25,675)	(1,967)	(14)
USD/MYR	07/12/2013	BOA	MYR	(15,366)	(4,860)	36
USD/MYR	07/12/2013	CIT	MYR	(12,904)	(4,081)	(1)
USD/MYR	07/17/2013	CIT	MYR	(6,253)	(1,977)	89
USD/NGN	07/05/2013	SCB	NGN	(494,467)	(3,039)	37
USD/PEN	07/17/2013	CSI	PEN	(20,240)	(7,265)	135
USD/PEN	07/24/2013	CSI	PEN	(3,799)	(1,363)	—
USD/PHP	07/11/2013	BCL	PHP	(87,312)	(2,021)	19
USD/PHP	07/11/2013	CIT	PHP	(88,121)	(2,040)	(3)
USD/PHP	07/11/2013	DUB	PHP	(26,261)	(608)	(8)
USD/PHP	07/23/2013	CIT	PHP	(87,688)	(2,029)	(23)
USD/PLN	09/18/2013	BNP	PLN	(7,097)	(2,125)	97
USD/PLN	09/18/2013	BOA	PLN	(6,587)	(1,973)	28
USD/PLN	09/18/2013	BNP	PLN	(10,680)	(3,198)	(5)
USD/PLN	09/18/2013	BNP	PLN	(16,955)	(5,078)	18
USD/PLN	09/18/2013	RBC	PLN	(1,538)	(461)	(3)
USD/PLN	09/18/2013	BOA	PLN	(12,967)	(3,883)	(10)
USD/PLN	09/18/2013	DUB	PLN	(6,572)	(1,968)	(1)
USD/RUB	07/08/2013	UBS	RUB	(264,949)	(8,055)	129
USD/RUB	07/11/2013	CIT	RUB	(132,641)	(4,030)	50
USD/RUB	07/15/2013	DUB	RUB	(510,530)	(15,501)	307
USD/RUB	07/17/2013	CSI	RUB	(24,288)	(737)	27
USD/RUB	07/19/2013	CIT	RUB	(65,724)	(1,994)	43

See accompanying Notes to Financial Statements.

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)

JNL/Goldman Sachs Emerging Markets Debt Fund (continued)

USD/RUB	07/19/2013	CSI	RUB	(42,125)	$(1,278)	$3
USD/RUB	07/22/2013	CSI	RUB	(65,855)	(1,997)	4
USD/RUB	07/25/2013	CIT	RUB	(63,831)	(1,935)	(6)
USD/RUB	08/01/2013	UBS	RUB	(65,029)	(1,968)	(1)
USD/SGD	09/18/2013	WBC	SGD	(20,436)	(16,125)	247
USD/TRY	09/18/2013	RBS	TRY	(3,935)	(2,015)	25
USD/TRY	09/18/2013	BNP	TRY	(5,939)	(3,042)	54
USD/TRY	09/18/2013	BNP	TRY	(6,589)	(3,374)	103
USD/TRY	09/18/2013	DUB	TRY	(2,764)	(1,415)	55
USD/TRY	09/18/2013	DUB	TRY	(3,495)	(1,790)	68
USD/TRY	09/18/2013	RBS	TRY	(3,931)	(2,013)	(12)
USD/TRY	09/18/2013	DUB	TRY	(3,021)	(1,547)	(16)
USD/TRY	09/18/2013	RBS	TRY	(3,811)	(1,951)	(22)
USD/TRY	09/18/2013	JPM	TRY	(9,561)	(4,896)	(17)
USD/TRY	09/18/2013	RBS	TRY	(3,806)	(1,949)	(13)
USD/TRY	09/18/2013	BNP	TRY	(7,539)	(3,861)	11
USD/TRY	09/18/2013	HSB	TRY	(2,308)	(1,182)	2
USD/TRY	09/18/2013	BNP	TRY	(1,541)	(789)	2
USD/TRY	09/18/2013	RBS	TRY	(1,147)	(587)	1
USD/ZAR	09/18/2013	DUB	ZAR	(10,182)	(1,018)	(14)
USD/ZAR	09/18/2013	JPM	ZAR	(9,347)	(935)	(28)
USD/ZAR	09/18/2013	DUB	ZAR	(9,707)	(971)	(19)
USD/ZAR	09/18/2013	BNP	ZAR	(13,545)	(1,355)	(21)
USD/ZAR	09/18/2013	BNP	ZAR	(41,826)	(4,183)	(33)
USD/ZAR	09/18/2013	UBS	ZAR	(18,662)	(1,866)	(3)
USD/ZAR	09/18/2013	BCL	ZAR	(19,868)	(1,987)	(51)
ZAR/USD	09/18/2013	UBS	ZAR	361,386	36,140	257
ZAR/USD	09/18/2013	RBC	ZAR	29,931	2,993	41
ZAR/USD	09/18/2013	BNP	ZAR	9,525	952	46
ZAR/USD	09/18/2013	DUB	ZAR	20,279	2,028	30
ZAR/USD	09/18/2013	BCL	ZAR	9,690	969	10
					$18,935	$(394)
JNL/Ivy Asset Strategy Fund

USD/JPY	07/22/2013	DUB	JPY	(291,548)	$(2,940)	$124
USD/JPY	07/22/2013	DUB	JPY	(7,753,476)	(78,181)	3,228
USD/JPY	07/22/2013	DUB	JPY	(1,401,886)	(14,136)	185
USD/JPY	07/22/2013	BCL	JPY	(2,476,138)	(24,968)	421
USD/JPY	07/22/2013	BCL	JPY	(741,524)	(7,477)	50
USD/JPY	07/22/2013	BCL	JPY	(873,405)	(8,807)	10
					$(136,509)	$4,018
JNL/JPMorgan International Value Fund

AUD/USD	08/29/2013	BCL	AUD	37,340	$33,998	$(2,219)
CHF/USD	08/29/2013	UBS	CHF	1,379	1,461	36
CHF/USD	08/29/2013	SSB	CHF	1,226	1,299	2
EUR/GBP	08/29/2013	WBC	GBP	(1,044)	(1,587)	3
EUR/USD	08/29/2013	CSI	EUR	5,487	7,143	52
EUR/USD	08/29/2013	GSC	EUR	1,861	2,423	(20)
EUR/USD	08/29/2013	CSI	EUR	1,349	1,757	(1)
GBP/CHF	08/29/2013	RBS	CHF	(9,321)	(9,874)	(106)
GBP/EUR	08/29/2013	BCL	EUR	(1,324)	(1,723)	(18)
GBP/JPY	08/29/2013	BCL	JPY	(228,190)	(2,301)	(29)
GBP/USD	08/29/2013	BNP	GBP	8,360	12,709	88
GBP/USD	08/29/2013	CSI	GBP	2,739	4,165	35
GBP/USD	08/29/2013	SSB	GBP	1,091	1,658	(35)
HKD/USD	08/29/2013	SGB	HKD	13,743	1,772	1
HKD/USD	08/29/2013	UBS	HKD	12,634	1,629	1
HKD/USD	08/29/2013	BNP	HKD	18,403	2,373	—
JPY/EUR	08/29/2013	WBC	EUR	(1,110)	(1,445)	21
JPY/EUR	08/29/2013	CSI	EUR	(1,030)	(1,342)	(13)
JPY/USD	08/29/2013	CSI	JPY	478,512	4,826	116
JPY/USD	08/29/2013	SSB	JPY	164,006	1,654	(39)
NOK/USD	08/29/2013	GSC	NOK	6,329	1,040	(52)
SEK/USD	08/29/2013	GSC	SEK	36,632	5,455	(79)
SEK/USD	08/29/2013	DUB	SEK	14,341	2,136	(27)
SEK/USD	08/29/2013	CSI	SEK	9,474	1,411	(33)
SGD/USD	08/29/2013	CSI	SGD	11,433	9,021	(63)
USD/AUD	08/29/2013	WBC	AUD	(3,614)	(3,291)	128
USD/CAD	08/29/2013	BCL	CAD	(1,779)	(1,689)	36
USD/CHF	08/29/2013	BCL	CHF	(2,906)	(3,078)	(88)
USD/EUR	08/29/2013	BNP	EUR	(19,547)	(25,450)	(140)
USD/EUR	08/29/2013	GSC	EUR	(4,207)	(5,477)	(20)
USD/EUR	08/29/2013	GSC	EUR	(887)	(1,155)	(9)
USD/EUR	08/29/2013	SSB	EUR	(1,230)	(1,601)	—
USD/EUR	08/29/2013	GSC	EUR	(926)	(1,206)	28
USD/GBP	08/29/2013	SGB	GBP	(1,527)	(2,322)	(3)
USD/GBP	08/29/2013	GSC	GBP	(760)	(1,155)	(7)
USD/GBP	08/29/2013	GSC	GBP	(3,297)	(5,012)	(36)
USD/GBP	08/29/2013	GSC	GBP	(1,013)	(1,539)	(11)
USD/GBP	08/29/2013	SSB	GBP	(942)	(1,432)	2
USD/GBP	08/29/2013	BCL	GBP	(1,442)	(2,192)	65
USD/GBP	08/29/2013	HSB	GBP	(1,208)	(1,837)	4
USD/HKD	08/29/2013	BNP	HKD	(99,418)	(12,821)	(6)
USD/HKD	08/29/2013	GSC	HKD	(9,699)	(1,251)	(1)
USD/JPY	08/29/2013	GSC	JPY	(1,092,074)	(11,014)	(394)
USD/JPY	08/29/2013	GSC	JPY	(233,079)	(2,351)	(56)
USD/JPY	08/29/2013	GSC	JPY	(115,495)	(1,165)	(20)
USD/JPY	08/29/2013	UBS	JPY	(129,703)	(1,308)	60
USD/JPY	08/29/2013	SSB	JPY	(201,444)	(2,032)	20
USD/JPY	08/29/2013	GSC	JPY	(263,232)	(2,655)	55
					$(13,375)	$(2,772)
JNL/Mellon Capital International Index Fund

AUD/USD	09/18/2013	BOA	AUD	3,676	$3,343	$(135)
AUD/USD	09/18/2013	BOA	AUD	119	108	(4)
AUD/USD	09/18/2013	DUB	AUD	1,356	1,233	(49)
AUD/USD	09/18/2013	BOA	AUD	229	208	(7)
AUD/USD	09/18/2013	BOA	AUD	120	109	(4)
AUD/USD	09/18/2013	BOA	AUD	236	214	(1)
AUD/USD	09/18/2013	BOA	AUD	250	228	(2)
AUD/USD	09/18/2013	BOA	AUD	116	105	(1)
AUD/USD	09/18/2013	BOA	AUD	239	217	(2)
EUR/USD	09/18/2013	CCI	EUR	10,012	13,037	(339)
EUR/USD	09/18/2013	BOA	EUR	161	210	(5)
EUR/USD	09/18/2013	CCI	EUR	160	208	(5)
EUR/USD	09/18/2013	BOA	EUR	847	1,103	(29)
EUR/USD	09/18/2013	CCI	EUR	54	70	(2)
EUR/USD	09/18/2013	BOA	EUR	295	384	(6)
EUR/USD	09/18/2013	BOA	EUR	491	640	(7)
EUR/USD	09/18/2013	BOA	EUR	535	697	(3)
EUR/USD	09/18/2013	BOA	EUR	527	686	(5)
EUR/USD	09/18/2013	BOA	EUR	182	237	—
EUR/USD	09/18/2013	BOA	EUR	419	546	(3)
GBP/USD	09/18/2013	CSI	GBP	5,276	8,020	(253)
GBP/USD	09/18/2013	UBS	GBP	2,638	4,010	(124)
GBP/USD	09/18/2013	CCI	GBP	63	96	(3)
GBP/USD	09/18/2013	BOA	GBP	927	1,410	(34)
GBP/USD	09/18/2013	BOA	GBP	315	479	(8)
GBP/USD	09/18/2013	CCI	GBP	184	279	(4)
GBP/USD	09/18/2013	BOA	GBP	430	653	(8)
GBP/USD	09/18/2013	BOA	GBP	359	545	(9)

See accompanying Notes to Financial Statements.

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)

JNL/Mellon Capital International Index Fund (continued)

GBP/USD	09/18/2013	BOA	GBP	245	$372	$(1)
GBP/USD	09/18/2013	BOA	GBP	434	660	(2)
JPY/USD	09/18/2013	CSI	JPY	768,460	7,751	(281)
JPY/USD	09/18/2013	CCI	JPY	10,975	111	(6)
JPY/USD	09/18/2013	BOA	JPY	24,234	244	(9)
JPY/USD	09/18/2013	BOA	JPY	21,760	219	(10)
JPY/USD	09/18/2013	BOA	JPY	32,730	330	(5)
JPY/USD	09/18/2013	BOA	JPY	65,100	657	(11)
JPY/USD	09/18/2013	BOA	JPY	63,930	645	(6)
USD/JPY	09/18/2013	BOA	JPY	(11,698)	(118)	2
					$49,946	$(1,381)
JNL/Mellon Capital Global Alpha Fund

AUD/USD	09/18/2013	CCI	AUD	460	$418	$(17)
AUD/USD	09/18/2013	HSB	AUD	517	470	(19)
AUD/USD	09/18/2013	BOA	AUD	575	523	(19)
AUD/USD	09/18/2013	UBS	AUD	575	523	(19)
AUD/USD	09/18/2013	UBS	AUD	575	523	(19)
AUD/USD	09/18/2013	DUB	AUD	287	261	(10)
AUD/USD	09/18/2013	GSC	AUD	287	261	(12)
AUD/USD	09/18/2013	BCL	AUD	747	679	(31)
AUD/USD	09/18/2013	SCB	AUD	1,150	1,045	(48)
AUD/USD	09/18/2013	RBS	AUD	575	523	(24)
AUD/USD	09/18/2013	BNP	AUD	850	773	(2)
AUD/USD	09/18/2013	UBS	AUD	1,275	1,159	(4)
AUD/USD	09/18/2013	BCL	AUD	956	869	(2)
AUD/USD	09/18/2013	BOA	AUD	2,550	2,318	(6)
AUD/USD	09/18/2013	UBS	AUD	14,481	13,166	(67)
AUD/USD	09/18/2013	BNP	AUD	2,835	2,578	(38)
AUD/USD	09/18/2013	BOA	AUD	2,967	2,698	(28)
AUD/USD	09/18/2013	HSB	AUD	1,890	1,718	(25)
AUD/USD	09/18/2013	CCI	AUD	945	859	(9)
AUD/USD	09/18/2013	UBS	AUD	8,373	7,613	(89)
AUD/USD	09/18/2013	RBS	AUD	1,890	1,718	(26)
CAD/USD	09/18/2013	CCI	CAD	14,649	13,902	(411)
CAD/USD	09/18/2013	SCB	CAD	15,821	15,014	(444)
CAD/USD	09/18/2013	BOA	CAD	15,414	14,628	(454)
CAD/USD	09/18/2013	RBS	CAD	17,778	16,871	(525)
CAD/USD	09/18/2013	RBC	CAD	15,372	14,588	(449)
CAD/USD	09/18/2013	DUB	CAD	3,672	3,485	(102)
CAD/USD	09/18/2013	BOA	CAD	1,326	1,259	3
CAD/USD	09/18/2013	RBS	CAD	845	802	(3)
CAD/USD	09/18/2013	HSB	CAD	845	802	(2)
CAD/USD	09/18/2013	CCI	CAD	422	401	1
CAD/USD	09/18/2013	UBS	CAD	3,742	3,552	5
CAD/USD	09/18/2013	BNP	CAD	1,267	1,203	(4)
CHF/USD	09/18/2013	RBS	CHF	261	276	(4)
CHF/USD	09/18/2013	BNP	CHF	391	414	(5)
CHF/USD	09/18/2013	BOA	CHF	409	433	(5)
CHF/USD	09/18/2013	HSB	CHF	261	276	(4)
CHF/USD	09/18/2013	UBS	CHF	1,154	1,223	(14)
CHF/USD	09/18/2013	CCI	CHF	130	138	(2)
EUR/USD	09/18/2013	UBS	EUR	58	76	(1)
EUR/USD	09/18/2013	BOA	EUR	116	152	(2)
EUR/USD	09/18/2013	BCL	EUR	44	57	(1)
EUR/USD	09/18/2013	BNP	EUR	39	50	(1)
GBP/USD	09/18/2013	CCI	GBP	1,859	2,826	(82)
GBP/USD	09/18/2013	DUB	GBP	1,162	1,766	(52)
GBP/USD	09/18/2013	UBS	GBP	2,324	3,533	(107)
GBP/USD	09/18/2013	HSB	GBP	2,092	3,180	(93)
GBP/USD	09/18/2013	BOA	GBP	2,324	3,533	(105)
GBP/USD	09/18/2013	GSC	GBP	1,162	1,766	(54)
GBP/USD	09/18/2013	UBS	GBP	2,324	3,533	(106)
GBP/USD	09/18/2013	BCL	GBP	3,021	4,593	(143)
GBP/USD	09/18/2013	SCB	GBP	4,648	7,066	(213)
GBP/USD	09/18/2013	RBS	GBP	2,324	3,533	(108)
GBP/USD	09/18/2013	DUB	GBP	189	287	(9)
GBP/USD	09/18/2013	UBS	GBP	5,042	7,665	(239)
JPY/USD	09/18/2013	UBS	JPY	135,119	1,363	(49)
NOK/USD	09/18/2013	BOA	NOK	27,002	4,433	(208)
NOK/USD	09/18/2013	CCI	NOK	8,663	1,422	(73)
NOK/USD	09/18/2013	DUB	NOK	5,414	889	(44)
NOK/USD	09/18/2013	BOA	NOK	10,829	1,778	(89)
NOK/USD	09/18/2013	BCL	NOK	14,077	2,311	(123)
NOK/USD	09/18/2013	RBS	NOK	10,829	1,778	(95)
NOK/USD	09/18/2013	UBS	NOK	10,829	1,778	(90)
NOK/USD	09/18/2013	UBS	NOK	10,829	1,778	(89)
NOK/USD	09/18/2013	GSC	NOK	5,414	889	(47)
NOK/USD	09/18/2013	SCB	NOK	21,657	3,555	(190)
NOK/USD	09/18/2013	HSB	NOK	9,746	1,600	(82)
NZD/USD	09/18/2013	UBS	NZD	19,475	15,007	(197)
NZD/USD	09/18/2013	SCB	NZD	21,066	16,233	(317)
NZD/USD	09/18/2013	CCI	NZD	11,701	9,017	(105)
NZD/USD	09/18/2013	BNP	NZD	22,984	17,710	(86)
NZD/USD	09/18/2013	DUB	NZD	7,328	5,647	(176)
NZD/USD	09/18/2013	BCL	NZD	7,537	5,807	(162)
SEK/USD	09/18/2013	BOA	SEK	171,256	25,492	(445)
SEK/USD	09/18/2013	BNP	SEK	148,422	22,093	(314)
SEK/USD	09/18/2013	UBS	SEK	106,960	15,921	(216)
SEK/USD	09/18/2013	GSC	SEK	51,268	7,631	(137)
SEK/USD	09/18/2013	RBS	SEK	122,993	18,308	(266)
USD/AUD	09/18/2013	BCL	AUD	(15,604)	(14,188)	445
USD/AUD	09/18/2013	BOA	AUD	(22,328)	(20,302)	670
USD/AUD	09/18/2013	BNP	AUD	(15,604)	(14,188)	442
USD/AUD	09/18/2013	DUB	AUD	(8,802)	(8,003)	317
USD/AUD	09/18/2013	BOA	AUD	(23,871)	(21,705)	875
USD/CAD	09/18/2013	RBC	CAD	(20,827)	(19,765)	675
USD/CAD	09/18/2013	BOA	CAD	(20,827)	(19,765)	670
USD/CAD	09/18/2013	CCI	CAD	(20,827)	(19,765)	668
USD/CAD	09/18/2013	SCB	CAD	(4,594)	(4,359)	156
USD/CAD	09/18/2013	DUB	CAD	(270)	(256)	9
USD/CAD	09/18/2013	RBS	CAD	(7,296)	(6,924)	237
USD/CAD	09/18/2013	UBS	CAD	(16,431)	(15,593)	494
USD/CAD	09/18/2013	CCI	CAD	(2,054)	(1,949)	62
USD/CAD	09/18/2013	DUB	CAD	(2,054)	(1,949)	62
USD/CAD	09/18/2013	UBS	CAD	(2,056)	(1,951)	29
USD/CAD	09/18/2013	BNP	CAD	(1,371)	(1,301)	19
USD/CAD	09/18/2013	BOA	CAD	(4,112)	(3,902)	58
USD/CAD	09/18/2013	BCL	CAD	(1,542)	(1,463)	21
USD/CAD	09/18/2013	UBS	CAD	(5,366)	(5,092)	19
USD/CHF	09/18/2013	HSB	CHF	(15)	(16)	—
USD/CHF	09/18/2013	CCI	CHF	(304)	(322)	8
USD/CHF	09/18/2013	BOA	CHF	(380)	(403)	11
USD/CHF	09/18/2013	HSB	CHF	(342)	(362)	9
USD/CHF	09/18/2013	UBS	CHF	(380)	(403)	11
USD/CHF	09/18/2013	DUB	CHF	(190)	(201)	5
USD/CHF	09/18/2013	UBS	CHF	(380)	(403)	11
USD/CHF	09/18/2013	SCB	CHF	(760)	(805)	19
USD/CHF	09/18/2013	GSC	CHF	(190)	(201)	5
USD/CHF	09/18/2013	BCL	CHF	(494)	(523)	14
USD/CHF	09/18/2013	RBS	CHF	(380)	(403)	10
USD/CHF	09/18/2013	UBS	CHF	(9,171)	(9,716)	94

See accompanying Notes to Financial Statements.

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)

JNL/Mellon Capital Global Alpha Fund (continued)

USD/EUR	09/18/2013	BCL	EUR	(18,055)	$(23,509)	$344
USD/EUR	09/18/2013	GSC	EUR	(11,498)	(14,972)	251
USD/EUR	09/18/2013	DUB	EUR	(12,828)	(16,704)	250
USD/EUR	09/18/2013	RBS	EUR	(17,580)	(22,891)	356
USD/EUR	09/18/2013	BNP	EUR	(17,953)	(23,377)	493
USD/EUR	09/18/2013	CCI	EUR	(17,111)	(22,281)	580
USD/EUR	09/18/2013	UBS	EUR	(2,263)	(2,946)	76
USD/EUR	09/18/2013	CCI	EUR	(1,810)	(2,357)	57
USD/EUR	09/18/2013	DUB	EUR	(1,131)	(1,473)	37
USD/EUR	09/18/2013	SCB	EUR	(4,525)	(5,892)	135
USD/EUR	09/18/2013	RBS	EUR	(2,263)	(2,946)	71
USD/EUR	09/18/2013	BOA	EUR	(2,263)	(2,946)	74
USD/EUR	09/18/2013	HSB	EUR	(2,036)	(2,651)	64
USD/EUR	09/18/2013	UBS	EUR	(2,263)	(2,946)	75
USD/EUR	09/18/2013	BCL	EUR	(2,941)	(3,830)	93
USD/EUR	09/18/2013	GSC	EUR	(1,131)	(1,473)	36
USD/EUR	09/18/2013	UBS	EUR	(258)	(335)	8
USD/EUR	09/18/2013	DUB	EUR	(10)	(13)	—
USD/GBP	09/18/2013	HSB	GBP	(10,908)	(16,581)	353
USD/GBP	09/18/2013	CCI	GBP	(11,073)	(16,832)	326
USD/GBP	09/18/2013	BCL	GBP	(13,298)	(20,215)	425
USD/GBP	09/18/2013	BOA	GBP	(15,620)	(23,745)	629
USD/GBP	09/18/2013	UBS	GBP	(4,053)	(6,160)	191
USD/GBP	09/18/2013	HSB	GBP	(679)	(1,032)	16
USD/GBP	09/18/2013	BNP	GBP	(1,018)	(1,548)	23
USD/GBP	09/18/2013	CCI	GBP	(339)	(516)	7
USD/GBP	09/18/2013	RBS	GBP	(679)	(1,032)	17
USD/GBP	09/18/2013	BOA	GBP	(1,066)	(1,620)	21
USD/GBP	09/18/2013	UBS	GBP	(3,008)	(4,572)	58
USD/JPY	09/18/2013	CCI	JPY	(22,562)	(228)	12
USD/JPY	09/18/2013	SCB	JPY	(56,406)	(569)	31
USD/JPY	09/18/2013	HSB	JPY	(25,383)	(256)	13
USD/JPY	09/18/2013	UBS	JPY	(28,203)	(285)	15
USD/JPY	09/18/2013	UBS	JPY	(28,203)	(285)	15
USD/JPY	09/18/2013	BCL	JPY	(36,664)	(370)	19
USD/JPY	09/18/2013	BOA	JPY	(28,203)	(284)	15
USD/JPY	09/18/2013	DUB	JPY	(14,101)	(142)	7
USD/JPY	09/18/2013	GSC	JPY	(14,101)	(142)	7
USD/JPY	09/18/2013	RBS	JPY	(28,203)	(284)	15
USD/NOK	09/18/2013	BCL	NOK	(4,212)	(692)	7
USD/NOK	09/18/2013	BNP	NOK	(3,744)	(615)	7
USD/NOK	09/18/2013	UBS	NOK	(5,617)	(922)	5
USD/NOK	09/18/2013	BOA	NOK	(11,233)	(1,844)	20
USD/NOK	09/18/2013	UBS	NOK	(7,871)	(1,292)	—
USD/NOK	09/18/2013	BNP	NOK	(4,297)	(705)	(7)
USD/NOK	09/18/2013	HSB	NOK	(2,865)	(470)	(5)
USD/NOK	09/18/2013	CCI	NOK	(1,432)	(235)	(3)
USD/NOK	09/18/2013	BOA	NOK	(4,497)	(738)	(11)
USD/NOK	09/18/2013	RBS	NOK	(2,865)	(470)	(5)
USD/NOK	09/18/2013	UBS	NOK	(12,690)	(2,083)	(27)
USD/NZD	09/18/2013	CCI	NZD	(1,502)	(1,157)	32
USD/NZD	09/18/2013	DUB	NZD	(939)	(723)	20
USD/NZD	09/18/2013	BCL	NZD	(2,441)	(1,881)	63
USD/NZD	09/18/2013	HSB	NZD	(1,690)	(1,302)	35
USD/NZD	09/18/2013	BOA	NZD	(1,878)	(1,447)	35
USD/NZD	09/18/2013	UBS	NZD	(1,878)	(1,447)	35
USD/NZD	09/18/2013	UBS	NZD	(1,878)	(1,447)	35
USD/NZD	09/18/2013	RBS	NZD	(1,878)	(1,447)	44
USD/NZD	09/18/2013	DUB	NZD	(939)	(723)	23
USD/NZD	09/18/2013	SCB	NZD	(3,755)	(2,894)	83
USD/NZD	09/18/2013	BNP	NZD	(856)	(659)	2
USD/NZD	09/18/2013	RBS	NZD	(570)	(440)	2
USD/NZD	09/18/2013	UBS	NZD	(2,527)	(1,947)	(3)
USD/NZD	09/18/2013	HSB	NZD	(570)	(440)	1
USD/NZD	09/18/2013	BOA	NZD	(896)	(690)	(1)
USD/NZD	09/18/2013	CCI	NZD	(285)	(220)	(1)
USD/SEK	09/18/2013	CCI	SEK	(4,504)	(670)	19
USD/SEK	09/18/2013	GSC	SEK	(2,815)	(419)	13
USD/SEK	09/18/2013	SCB	SEK	(11,260)	(1,676)	48
USD/SEK	09/18/2013	BOA	SEK	(5,630)	(838)	23
USD/SEK	09/18/2013	DUB	SEK	(2,815)	(419)	11
USD/SEK	09/18/2013	UBS	SEK	(5,630)	(838)	23
USD/SEK	09/18/2013	BCL	SEK	(7,319)	(1,090)	33
USD/SEK	09/18/2013	UBS	SEK	(5,630)	(838)	23
USD/SEK	09/18/2013	RBS	SEK	(5,630)	(838)	25
USD/SEK	09/18/2013	HSB	SEK	(5,067)	(754)	21
USD/SEK	09/18/2013	UBS	SEK	(8,082)	(1,203)	5
USD/SEK	09/18/2013	BNP	SEK	(8,696)	(1,294)	(9)
USD/SEK	09/18/2013	CCI	SEK	(2,899)	(431)	(5)
USD/SEK	09/18/2013	HSB	SEK	(5,797)	(863)	(7)
USD/SEK	09/18/2013	UBS	SEK	(25,682)	(3,823)	(40)
USD/SEK	09/18/2013	BOA	SEK	(9,102)	(1,355)	(15)
USD/SEK	09/18/2013	RBS	SEK	(5,797)	(863)	(6)
					$(137,542)	$4,039
JNL/PIMCO Real Return Fund

AUD/USD	07/10/2013	DUB	AUD	3,390	$3,099	$(161)
AUD/USD	07/10/2013	DUB	AUD	5,426	4,959	(323)
AUD/USD	07/10/2013	JPM	AUD	2,994	2,737	(141)
AUD/USD	07/10/2013	JPM	AUD	3,668	3,353	(119)
BRL/USD	08/02/2013	UBS	BRL	38,595	17,173	(1,823)
CAD/USD	09/23/2013	JPM	CAD	10,969	10,408	(317)
EUR/USD	07/02/2013	JPM	EUR	11,849	15,423	(78)
EUR/USD	07/02/2013	DUB	EUR	6,416	8,351	(142)
EUR/USD	07/02/2013	BCL	EUR	7,036	9,158	(189)
EUR/USD	07/02/2013	MSC	EUR	125,876	163,846	(3,265)
EUR/USD	07/02/2013	DUB	EUR	3,282	4,272	(127)
GBP/USD	09/12/2013	BOA	GBP	5,950	9,045	(246)
INR/USD	07/15/2013	CIT	INR	143,036	2,401	(212)
INR/USD	07/15/2013	JPM	INR	91,299	1,533	(137)
INR/USD	07/15/2013	BCL	INR	54,654	918	(90)
INR/USD	07/15/2013	CIT	INR	83,538	1,402	(139)
INR/USD	07/15/2013	DUB	INR	625,394	10,499	(629)
INR/USD	10/17/2013	UBS	INR	997,919	16,492	(103)
JPY/USD	07/18/2013	JPM	JPY	2,027,300	20,442	(309)
JPY/USD	07/18/2013	CIT	JPY	7,310,100	73,710	92
JPY/USD	07/18/2013	DUB	JPY	313,100	3,157	(164)
JPY/USD	07/18/2013	CIT	JPY	829,200	8,361	(436)
MXN/USD	09/18/2013	BNP	MXN	253,529	19,428	(1,210)
USD/AUD	07/10/2013	CIT	AUD	(63,068)	(57,644)	4,178
USD/CAD	09/23/2013	CIT	CAD	(11,574)	(10,982)	361
USD/EUR	07/02/2013	MSC	EUR	(125,876)	(163,846)	(1,251)
USD/EUR	07/02/2013	DUB	EUR	(8,418)	(10,957)	(73)
USD/EUR	07/02/2013	UBS	EUR	(125,876)	(163,846)	3,265
USD/EUR	07/02/2013	DUB	EUR	(165)	(215)	5
USD/EUR	08/02/2013	DUB	EUR	(105,876)	(137,831)	951
USD/EUR	09/13/2013	BCL	EUR	(22,032)	(28,688)	(107)
USD/GBP	09/12/2013	BNP	GBP	(6,550)	(9,957)	219
USD/INR	07/15/2013	UBS	INR	(997,919)	(16,753)	118
USD/INR	10/17/2013	BCL	INR	(67,200)	(1,110)	9
USD/INR	10/17/2013	DUB	INR	(74,988)	(1,239)	11
USD/INR	10/17/2013	JPM	INR	(20,503)	(339)	(3)

See accompanying Notes to Financial Statements.

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)

JNL/PIMCO Real Return Fund (continued)

USD/INR	10/17/2013	DUB	INR	(35,706)	$(590)	$(6)
USD/INR	10/17/2013	BCL	INR	(50,547)	(835)	(5)
USD/INR	10/17/2013	UBS	INR	(45,133)	(746)	(6)
USD/INR	10/17/2013	BCL	INR	(125,480)	(2,074)	(2)
USD/JPY	07/18/2013	DUB	JPY	(452,900)	(4,567)	12
USD/JPY	07/18/2013	BCL	JPY	(597,800)	(6,028)	62
USD/JPY	07/18/2013	CIT	JPY	(327,100)	(3,298)	41
USD/JPY	07/18/2013	UBS	JPY	(1,052,400)	(10,612)	48
USD/JPY	07/18/2013	CIT	JPY	(7,308,400)	(73,693)	(1,737)
USD/JPY	07/18/2013	MSC	JPY	(655)	(7)	—
USD/JPY	08/12/2013	CIT	JPY	(7,310,000)	(73,717)	293
USD/MXN	09/18/2013	CIT	MXN	(413,737)	(31,704)	202
USD/MXN	09/18/2013	MSC	MXN	(25,713)	(1,970)	(70)
USD/MXN	09/18/2013	JPM	MXN	(2,945)	(226)	(4)
USD/MXN	09/18/2013	UBS	MXN	(454)	(35)	(1)
USD/MXN	09/18/2013	MSC	MXN	(5,595)	(429)	(6)
USD/MXN	09/18/2013	BOA	MXN	(1)	—	—
USD/MXN	09/18/2013	JPM	MXN	(5,490)	(421)	(7)
USD/MXN	09/18/2013	MSC	MXN	(3,951)	(303)	(2)
USD/MXN	09/18/2013	BOA	MXN	(3,468)	(266)	(1)
USD/MXN	09/18/2013	BNP	MXN	(2,889)	(221)	—
USD/MXN	09/18/2013	JPM	MXN	(300)	(23)	—
					$(405,005)	$(3,774)
JNL/PIMCO Total Return Bond Fund

BRL/USD	08/02/2013	UBS	BRL	59,015	$26,258	$(2,787)
EUR/USD	07/02/2013	CSI	EUR	9,427	12,271	140
EUR/USD	07/02/2013	CSI	EUR	843	1,097	13
EUR/USD	07/02/2013	CSI	EUR	21,109	27,476	186
EUR/USD	07/02/2013	DUB	EUR	919	1,196	(3)
EUR/USD	07/02/2013	BOA	EUR	14,464	18,827	65
EUR/USD	07/02/2013	DUB	EUR	1,711	2,227	(9)
EUR/USD	07/02/2013	JPM	EUR	3,300	4,295	(22)
EUR/USD	07/02/2013	BCL	EUR	3,436	4,472	(25)
EUR/USD	07/02/2013	DUB	EUR	6,354	8,271	(140)
EUR/USD	07/02/2013	DUB	EUR	4,563	5,939	(95)
EUR/USD	07/02/2013	CIT	EUR	2,428	3,160	(54)
EUR/USD	07/02/2013	BCL	EUR	8,834	11,499	(238)
EUR/USD	07/02/2013	DUB	EUR	1,735	2,258	(55)
EUR/USD	07/02/2013	DUB	EUR	3,879	5,049	(122)
EUR/USD	07/02/2013	CSI	EUR	3,267	4,253	(102)
EUR/USD	07/02/2013	CIT	EUR	9,698	12,623	(300)
EUR/USD	07/02/2013	BCL	EUR	8,246	10,733	(265)
EUR/USD	07/02/2013	DUB	EUR	939	1,222	(36)
EUR/USD	08/02/2013	DUB	EUR	57,076	74,303	(513)
EUR/USD	09/17/2013	CIT	EUR	812	1,057	(32)
GBP/USD	09/12/2013	CIT	GBP	1,200	1,824	(42)
GBP/USD	09/12/2013	CSI	GBP	700	1,064	(33)
GBP/USD	09/12/2013	CSI	GBP	749	1,139	(37)
GBP/USD	09/12/2013	CIT	GBP	3,187	4,845	(154)
IDR/USD	08/12/2013	CSI	IDR	1,984,400	199	(1)
IDR/USD	08/12/2013	JPM	IDR	9,920,000	995	(5)
JPY/USD	07/18/2013	DUB	JPY	1,469,800	14,820	(612)
JPY/USD	07/18/2013	CIT	JPY	689,600	6,953	(291)
JPY/USD	07/18/2013	CIT	JPY	477,200	4,812	(22)
JPY/USD	07/18/2013	DUB	JPY	97,100	979	(35)
JPY/USD	07/18/2013	CSI	JPY	276,900	2,792	(145)
JPY/USD	07/18/2013	CSI	JPY	107,100	1,080	(56)
MXN/USD	09/18/2013	BNP	MXN	743,898	57,004	(3,549)
MXN/USD	09/18/2013	UBS	MXN	144	11	—
MXN/USD	09/18/2013	MSC	MXN	146	11	—
MXN/USD	09/18/2013	BNP	MXN	139	11	—
MXN/USD	09/18/2013	UBS	MXN	138	11	—
MYR/USD	07/15/2013	BCL	MYR	2,134	675	(25)
MYR/USD	07/15/2013	BCL	MYR	2,128	673	(27)
MYR/USD	07/15/2013	BCL	MYR	2,130	673	(27)
MYR/USD	07/15/2013	CSI	MYR	1,523	482	(18)
USD/AUD	07/10/2013	DUB	AUD	(402)	(367)	4
USD/CAD	09/23/2013	DUB	CAD	(113,254)	(107,466)	3,692
USD/EUR	07/02/2013	MSC	EUR	(10,080)	(13,121)	(100)
USD/EUR	07/02/2013	DUB	EUR	(37,996)	(49,457)	1,468
USD/EUR	09/04/2013	BOA	EUR	(100)	(130)	(5)
USD/EUR	09/04/2013	UBS	EUR	(3,100)	(4,036)	(123)
USD/EUR	09/20/2013	UBS	EUR	(11,563)	(15,056)	131
USD/EUR	12/16/2013	BOA	EUR	(57,300)	(74,646)	(2,322)
USD/EUR	04/01/2014	CIT	EUR	(600)	(782)	(22)
USD/EUR	04/01/2014	BNP	EUR	(100)	(130)	(4)
USD/EUR	06/02/2014	CSI	EUR	(1,000)	(1,304)	(36)
USD/EUR	06/02/2014	BNP	EUR	(200)	(261)	(8)
USD/EUR	07/01/2014	BNP	EUR	(100)	(130)	(4)
USD/EUR	08/01/2014	BNP	EUR	(200)	(261)	(8)
USD/GBP	09/12/2013	BNP	GBP	(13,236)	(20,121)	442
USD/IDR	08/12/2013	UBS	IDR	(11,904,400)	(1,194)	8
USD/JPY	07/18/2013	CSI	JPY	(39,700)	(400)	5
USD/JPY	07/18/2013	BNP	JPY	(129,200)	(1,303)	16
USD/JPY	07/18/2013	UBS	JPY	(2,451,947)	(24,724)	112
USD/JPY	07/18/2013	CSI	JPY	(134,300)	(1,354)	23
USD/JPY	07/18/2013	MSC	JPY	(24,400)	(246)	5
USD/MXN	09/18/2013	BCL	MXN	(70,487)	(5,401)	58
USD/MXN	09/18/2013	BCL	MXN	(29,981)	(2,297)	34
USD/MXN	09/18/2013	MSC	MXN	(20,638)	(1,581)	39
USD/MXN	09/18/2013	MSC	MXN	(13,387)	(1,026)	7
USD/MXN	09/18/2013	MSC	MXN	(20,300)	(1,556)	(56)
USD/MXN	09/18/2013	UBS	MXN	(3,244)	(249)	(6)
USD/MXN	09/18/2013	JPM	MXN	(20,122)	(1,542)	(25)
USD/MXN	09/18/2013	MSC	MXN	(9,462)	(725)	(10)
USD/MXN	09/18/2013	JPM	MXN	(9,250)	(709)	(13)
USD/MXN	09/18/2013	BOA	MXN	(8,925)	(684)	(2)
USD/MXN	09/18/2013	MSC	MXN	(8,730)	(669)	(4)
USD/MXN	09/18/2013	JPM	MXN	(1,344)	(103)	—
USD/MXN	09/18/2013	BNP	MXN	(13,804)	(1,058)	(2)
USD/MYR	07/15/2013	JPM	MYR	(2,165)	(684)	15
USD/MYR	07/15/2013	UBS	MYR	(1,969)	(622)	13
USD/MYR	07/15/2013	UBS	MYR	(1,811)	(573)	12
USD/MYR	07/15/2013	DUB	MYR	(1,970)	(623)	12
					$2,948	$(6,127)

See accompanying Notes to Financial Statements.

Schedule of Interest Rate Swap Agreements

Over the Counter Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Paying/ Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
JNL/BlackRock Global Allocation Fund
DUB	3-Month LIBOR	Receiving	0.49%	09/14/2015		1,050	$2
DUB	3-Month LIBOR	Receiving	0.54%	09/14/2015		8,108	7
DUB	3-Month LIBOR	Receiving	0.49%	09/17/2015		3,700	7
DUB	3-Month LIBOR	Receiving	0.49%	09/17/2015		1,400	3
DUB	3-Month LIBOR	Paying	1.30%	08/17/2016		856	(2)
DUB	3-Month LIBOR	Paying	1.03%	09/27/2016		3,000	(19)
DUB	3-Month LIBOR	Paying	1.01%	09/27/2016		35,400	(227)
DUB	3-Month LIBOR	Paying	0.83%	09/27/2016		3,000	(25)
DUB	3-Month LIBOR	Paying	0.96%	09/28/2016		8,000	(55)
DUB	3-Month LIBOR	Paying	1.04%	09/28/2016		4,250	(26)
DUB	3-Month LIBOR	Paying	1.00%	09/28/2016		5,250	(34)
DUB	3-Month LIBOR	Paying	1.16%	09/14/2018		325	(8)
DUB	3-Month LIBOR	Paying	1.24%	09/14/2018		3,355	(73)
DUB	3-Month LIBOR	Paying	1.07%	09/17/2018		1,500	(45)
DUB	3-Month LIBOR	Paying	1.13%	09/17/2018		700	(19)
DUB	British Bankers’ Association Yen LIBOR	Paying	1.09%	11/20/2023	JPY	254,450	(1)
DUB	British Bankers’ Association Yen LIBOR	Paying	1.01%	11/20/2023	JPY	324,200	(27)
DUB	London-Interbank Offered Rate	Paying	0.76%	02/28/2016	GBP	5,282	45
DUB	London-Interbank Offered Rate	Receiving	1.40%	02/28/2019	GBP	2,115	(74)
GSI	3-Month LIBOR	Paying	1.00%	09/28/2016		35,186	(231)
JPM	3-Month LIBOR	Receiving	0.50%	09/17/2015		8,315	14
JPM	3-Month LIBOR	Paying	1.19%	09/17/2018		3,380	(83)
							$(871)
JNL/Goldman Sachs Core Plus Bond Fund
BBP	3-Month LIBOR	Receiving	3.00%	12/20/2022		4,190	$133
BBP	3-Month LIBOR	Receiving	3.00%	12/20/2022		4,170	111
BBP	3-Month LIBOR	Paying	3.00%	12/20/2022		4,070	(104)
BBP	3-Month LIBOR	Paying	3.00%	12/20/2022		2,040	(64)
BBP	3-Month LIBOR	Paying	3.00%	12/20/2022		4,020	(130)
BBP	3-Month LIBOR	Paying	3.00%	12/20/2022		2,100	(61)
BBP	6-Month Australian Bank Bill Short Term Rate	Paying	4.50%	12/20/2022	AUD	2,060	(18)
BBP	6-Month Australian Bank Bill Short Term Rate	Receiving	4.50%	12/20/2022	AUD	2,540	80
BBP	6-Month Australian Bank Bill Short Term Rate	Paying	4.50%	12/20/2022	AUD	2,730	30
BBP	6-Month Australian Bank Bill Short Term Rate	Receiving	4.50%	12/20/2022	AUD	2,900	2
BBP	6-Month EURIBOR	Receiving	3.00%	12/20/2022	EUR	1,270	21
BBP	6-Month EURIBOR	Receiving	3.00%	12/20/2022	EUR	5,710	129
BBP	6-Month EURIBOR	Receiving	3.00%	12/20/2022	EUR	2,770	45
BBP	6-Month EURIBOR	Paying	3.00%	12/20/2022	EUR	4,180	(90)
BBP	6-Month Norwegian Interbank Offered Rate	Receiving	2.50%	06/19/2018	NOK	7,940	7
BBP	6-Month Norwegian Interbank Offered Rate	Receiving	2.50%	06/19/2018	NOK	7,930	7
BBP	6-Month Norwegian Interbank Offered Rate	Receiving	2.50%	06/19/2018	NOK	21,440	14
BBP	6-Month Norwegian Interbank Offered Rate	Receiving	4.00%	12/20/2022	NOK	12,550	12
BBP	6-Month Norwegian Interbank Offered Rate	Paying	4.00%	12/20/2022	NOK	24,140	31
BBP	6-Month Norwegian Interbank Offered Rate	Receiving	4.00%	12/20/2022	NOK	11,580	(9)
BBP	British Bankers’ Association Swiss Franc LIBOR	Receiving	1.75%	12/20/2022	CHF	2,680	74
BBP	British Bankers’ Association Swiss Franc LIBOR	Receiving	1.75%	12/20/2022	CHF	1,860	50
BBP	British Bankers’ Association Swiss Franc LIBOR	Receiving	1.75%	12/20/2022	CHF	4,400	90
BBP	British Bankers’ Association Swiss Franc LIBOR	Receiving	1.75%	12/20/2022	CHF	1,730	3
BBP	British Bankers’ Association Swiss Franc LIBOR	Paying	1.75%	12/20/2022	CHF	2,310	5
BBP	British Bankers’ Association Swiss Franc LIBOR	Paying	1.75%	12/20/2022	CHF	4,630	12
BBP	British Bankers’ Association Swiss Franc LIBOR	Paying	1.75%	12/20/2022	CHF	4,780	(129)
BBP	British Bankers’ Association Swiss Franc LIBOR	Paying	1.75%	12/20/2022	CHF	1,810	(25)
BBP	British Bankers’ Association Swiss Franc LIBOR	Paying	1.75%	12/20/2022	CHF	1,820	(16)
BBP	British Bankers’ Association Yen LIBOR	Receiving	1.25%	12/20/2022	JPY	942,330	275
BBP	British Bankers’ Association Yen LIBOR	Paying	1.25%	12/20/2022	JPY	1,108,960	8
BBP	British Bankers’ Association Yen LIBOR	Receiving	1.25%	12/20/2022	JPY	374,800	15
BBP	British Bankers’ Association Yen LIBOR	Paying	1.25%	12/20/2022	JPY	291,840	(44)
BBP	British Bankers’ Association Yen LIBOR	Receiving	1.25%	12/20/2022	JPY	159,850	16
BBP	British Bankers’ Association Yen LIBOR	Receiving	1.25%	12/20/2022	JPY	478,910	69
BBP	British Bankers’ Association Yen LIBOR	Paying	1.25%	12/20/2022	JPY	510,880	(117)
BBP	British Bankers’ Association Yen LIBOR	Paying	1.25%	12/20/2022	JPY	323,860	(76)

See accompanying Notes to Financial Statements.

Counterparty	Floating Rate Index	Paying/ Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
JNL/Goldman Sachs Core Plus Bond Fund (continued)
BBP	British Bankers’ Association Yen LIBOR	Paying	1.25%	12/20/2022	JPY	426,490	$(82)
BBP	British Bankers’ Association Yen LIBOR	Paying	1.25%	12/20/2022	JPY	644,150	(110)
BBP	British Bankers’ Association Yen LIBOR	Paying	1.25%	12/20/2022	JPY	174,000	(34)
BBP	British Bankers’ Association Yen LIBOR	Paying	1.25%	12/20/2022	JPY	747,850	(115)
BBP	British Bankers’ Association Yen LIBOR	Paying	1.25%	12/20/2022	JPY	405,500	(16)
BBP	British Bankers’ Association Yen LIBOR	Paying	1.25%	12/20/2022	JPY	565,880	(17)
BBP	British Bankers’ Association Yen LIBOR	Paying	1.25%	12/20/2022	JPY	739,310	(17)
BBP	London-Interbank Offered Rate	Receiving	3.00%	12/20/2022	GBP	2,610	123
BBP	London-Interbank Offered Rate	Paying	3.00%	12/20/2022	GBP	2,220	(69)
BBP	Stockholm Interbank Offered Rate	Receiving	2.75%	12/20/2022	SEK	26,290	96
BBP	Stockholm Interbank Offered Rate	Receiving	2.75%	12/20/2022	SEK	6,060	28
BBP	Stockholm Interbank Offered Rate	Receiving	2.75%	12/20/2022	SEK	27,590	64
BBP	Stockholm Interbank Offered Rate	Paying	2.75%	12/20/2022	SEK	18,560	(27)
BBP	Stockholm Interbank Offered Rate	Receiving	2.75%	12/20/2022	SEK	19,970	40
BBP	Stockholm Interbank Offered Rate	Receiving	2.75%	12/20/2022	SEK	19,970	39
BNP	6-Month Norwegian Interbank Offered Rate	Receiving	4.00%	12/20/2022	NOK	35,730	36
BOA	3-Month Canada Bankers Acceptance	Paying	3.00%	12/20/2022	CAD	4,390	(12)
BOA	3-Month Canada Bankers Acceptance	Paying	3.04%	09/14/2025	CAD	6,900	(269)
BOA	3-Month Canada Bankers Acceptance	Paying	2.74%	10/03/2025	CAD	4,500	(286)
BOA	3-Month Canada Bankers Acceptance	Receiving	3.11%	09/14/2035	CAD	4,000	298
BOA	3-Month Canada Bankers Acceptance	Receiving	2.83%	10/03/2035	CAD	2,600	294
BOA	3-Month Canada Bankers Acceptance	Receiving	3.23%	06/20/2043	CAD	400	5
BOA	3-Month LIBOR	Paying	3.00%	12/20/2022		2,700	(98)
BOA	Brazil Interbank Deposit Rate	Paying	8.20%	01/02/2015	BRL	22,070	(190)
BOA	Brazil Interbank Deposit Rate	Paying	8.15%	01/02/2015	BRL	16,490	(148)
BOA	British Bankers’ Association Yen LIBOR	Paying	1.25%	12/20/2022	JPY	347,620	(60)
BOA	British Bankers’ Association Yen LIBOR	Paying	1.25%	12/20/2022	JPY	191,790	(36)
BOA	British Bankers’ Association Yen LIBOR	Paying	1.25%	12/20/2022	JPY	300,000	(62)
BOA	British Bankers’ Association Yen LIBOR	Paying	1.25%	12/20/2022	JPY	425,150	(66)
BOA	British Bankers’ Association Yen LIBOR	Paying	1.25%	12/20/2022	JPY	603,990	(69)
CIT	3-Month LIBOR	Receiving	3.00%	12/20/2022		1,990	79
CIT	3-Month LIBOR	Receiving	3.00%	12/20/2022		5,370	172
CIT	3-Month LIBOR	Receiving	3.00%	12/20/2022		2,090	63
CIT	3-Month LIBOR	Receiving	3.00%	12/20/2022		6,225	204
CIT	3-Month LIBOR	Paying	3.00%	12/20/2022		5,290	(227)
CIT	3-Month New Zealand Bank Bill Forward Rate Agreement	Receiving	3.50%	12/18/2018	NZD	2,890	(7)
CIT	3-Month New Zealand Bank Bill Forward Rate Agreement	Receiving	4.00%	12/18/2023	NZD	530	10
CIT	6-Month Australian Bank Bill Short Term Rate	Paying	4.50%	12/20/2022	AUD	4,860	(59)
CIT	6-Month Australian Bank Bill Short Term Rate	Receiving	4.50%	12/20/2022	AUD	2,470	57
CIT	6-Month Australian Bank Bill Short Term Rate	Receiving	4.50%	12/20/2022	AUD	2,160	32
CIT	6-Month Australian Bank Bill Short Term Rate	Paying	4.50%	12/20/2022	AUD	2,730	31
CIT	6-Month Australian Bank Bill Short Term Rate	Paying	4.50%	12/20/2022	AUD	2,730	25
CIT	6-Month Australian Bank Bill Short Term Rate	Receiving	4.50%	12/20/2022	AUD	5,810	4
CIT	6-Month EURIBOR	Receiving	3.00%	12/20/2022	EUR	3,260	77
CIT	6-Month EURIBOR	Receiving	3.00%	12/20/2022	EUR	2,810	19
CIT	6-Month Norwegian Interbank Offered Rate	Receiving	4.00%	12/20/2022	NOK	12,250	9
CIT	British Bankers’ Association Yen LIBOR	Receiving	1.25%	12/20/2022	JPY	105,490	5
CIT	British Bankers’ Association Yen LIBOR	Receiving	1.25%	12/20/2022	JPY	494,740	75
CIT	British Bankers’ Association Yen LIBOR	Paying	1.25%	12/20/2022	JPY	302,000	(35)
CIT	British Bankers’ Association Yen LIBOR	Paying	1.25%	12/20/2022	JPY	237,100	(11)
CIT	London-Interbank Offered Rate	Receiving	3.00%	12/20/2022	GBP	2,480	139
CIT	London-Interbank Offered Rate	Receiving	3.00%	12/20/2022	GBP	2,620	122
CIT	London-Interbank Offered Rate	Paying	3.00%	12/20/2022	GBP	3,550	(111)
CIT	London-Interbank Offered Rate	Paying	3.00%	12/20/2022	GBP	2,490	(126)
CIT	Stockholm Interbank Offered Rate	Paying	2.75%	12/20/2022	SEK	26,640	(57)
CSI	3-Month LIBOR	Receiving	4.25%	12/17/2013		160	(1)
CSI	3-Month LIBOR	Receiving	3.00%	12/20/2022		5,930	255
CSI	3-Month LIBOR	Receiving	3.00%	12/20/2022		4,190	144
CSI	3-Month LIBOR	Paying	3.00%	12/20/2022		4,080	(107)
CSI	3-Month LIBOR	Receiving	3.00%	12/20/2022		3,005	69
CSI	3-Month LIBOR	Paying	3.00%	12/20/2022		4,120	(131)

See accompanying Notes to Financial Statements.

Counterparty	Floating Rate Index	Paying/ Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
JNL/Goldman Sachs Core Plus Bond Fund (continued)
CSI	3-Month LIBOR	Paying	3.00%	12/20/2022		4,200	$(83)
CSI	3-Month New Zealand Bank Bill Forward Rate Agreement	Receiving	3.50%	12/18/2018	NZD	4,390	55
CSI	3-Month New Zealand Bank Bill Forward Rate Agreement	Receiving	4.50%	12/20/2022	NZD	1,010	23
CSI	3-Month New Zealand Bank Bill Forward Rate Agreement	Receiving	4.00%	12/18/2023	NZD	390	7
CSI	6-Month Australian Bank Bill Short Term Rate	Receiving	4.50%	12/20/2022	AUD	2,010	59
CSI	6-Month Australian Bank Bill Short Term Rate	Receiving	4.50%	12/20/2022	AUD	4,700	116
CSI	6-Month Australian Bank Bill Short Term Rate	Paying	4.50%	12/20/2022	AUD	2,730	27
CSI	6-Month EURIBOR	Receiving	3.00%	12/20/2022	EUR	4,110	72
CSI	6-Month EURIBOR	Receiving	3.00%	12/20/2022	EUR	4,200	66
CSI	6-Month EURIBOR	Receiving	3.00%	12/20/2022	EUR	4,170	130
CSI	6-Month EURIBOR	Receiving	3.00%	12/20/2022	EUR	2,790	99
CSI	6-Month EURIBOR	Receiving	3.00%	12/20/2022	EUR	2,830	29
CSI	6-Month EURIBOR	Paying	3.00%	12/20/2022	EUR	5,480	(193)
CSI	6-Month EURIBOR	Paying	3.00%	12/20/2022	EUR	2,820	(79)
CSI	6-Month EURIBOR	Paying	3.00%	12/20/2022	EUR	15,840	(265)
CSI	British Bankers’ Association Swiss Franc LIBOR	Receiving	1.75%	12/20/2022	CHF	3,520	89
CSI	British Bankers’ Association Swiss Franc LIBOR	Receiving	1.75%	12/20/2022	CHF	5,180	141
CSI	British Bankers’ Association Swiss Franc LIBOR	Receiving	1.75%	12/20/2022	CHF	5,370	149
CSI	British Bankers’ Association Swiss Franc LIBOR	Receiving	1.75%	12/20/2022	CHF	1,860	50
CSI	British Bankers’ Association Swiss Franc LIBOR	Receiving	1.75%	12/20/2022	CHF	1,430	35
CSI	British Bankers’ Association Swiss Franc LIBOR	Receiving	1.75%	12/20/2022	CHF	1,520	35
CSI	British Bankers’ Association Swiss Franc LIBOR	Paying	1.75%	12/20/2022	CHF	8,210	(173)
CSI	British Bankers’ Association Swiss Franc LIBOR	Paying	1.75%	12/20/2022	CHF	3,820	(74)
CSI	British Bankers’ Association Swiss Franc LIBOR	Paying	1.75%	12/20/2022	CHF	5,070	(107)
CSI	British Bankers’ Association Swiss Franc LIBOR	Paying	1.75%	12/20/2022	CHF	2,070	(55)
CSI	British Bankers’ Association Swiss Franc LIBOR	Receiving	1.75%	12/20/2022	CHF	8,210	105
CSI	British Bankers’ Association Swiss Franc LIBOR	Receiving	1.75%	12/20/2022	CHF	2,450	21
CSI	British Bankers’ Association Swiss Franc LIBOR	Paying	1.75%	12/20/2022	CHF	2,310	8
CSI	British Bankers’ Association Swiss Franc LIBOR	Paying	1.75%	12/20/2022	CHF	2,490	(76)
CSI	British Bankers’ Association Swiss Franc LIBOR	Paying	1.75%	12/20/2022	CHF	1,810	(25)
CSI	British Bankers’ Association Swiss Franc LIBOR	Paying	1.75%	12/20/2022	CHF	1,820	(16)
CSI	British Bankers’ Association Swiss Franc LIBOR	Paying	1.75%	12/20/2022	CHF	3,340	(40)
CSI	British Bankers’ Association Yen LIBOR	Paying	1.25%	12/20/2022	JPY	161,580	(36)
CSI	British Bankers’ Association Yen LIBOR	Receiving	1.25%	12/20/2022	JPY	320,390	15
CSI	British Bankers’ Association Yen LIBOR	Receiving	1.25%	12/20/2022	JPY	6,063,970	73
CSI	London-Interbank Offered Rate	Paying	3.00%	12/20/2022	GBP	480	(13)
CSI	London-Interbank Offered Rate	Paying	3.00%	12/20/2022	GBP	1,300	(47)
CSI	London-Interbank Offered Rate	Receiving	3.00%	12/20/2022	GBP	4,080	131
CSI	London-Interbank Offered Rate	Receiving	3.00%	12/20/2022	GBP	3,860	149
CSI	London-Interbank Offered Rate	Paying	3.00%	12/20/2022	GBP	3,780	(216)
CSI	London-Interbank Offered Rate	Paying	3.00%	12/20/2022	GBP	4,880	(194)
CSI	Stockholm Interbank Offered Rate	Receiving	2.75%	12/20/2022	SEK	27,500	(8)
DUB	3-Month Canada Bankers Acceptance	Paying	3.00%	12/20/2022	CAD	2,240	(29)
DUB	3-Month Canada Bankers Acceptance	Paying	3.00%	12/20/2022	CAD	4,270	(61)
DUB	3-Month LIBOR	Receiving	2.51%	10/15/2020		5,500	(141)
DUB	3-Month LIBOR	Paying	3.00%	12/20/2022		4,540	(212)
DUB	3-Month New Zealand Bank Bill Forward Rate Agreement	Receiving	3.50%	12/18/2018	NZD	2,840	26
DUB	3-Month New Zealand Bank Bill Forward Rate Agreement	Receiving	4.00%	12/18/2023	NZD	7,410	168
DUB	6-Month Australian Bank Bill Short Term Rate	Receiving	4.50%	12/20/2022	AUD	4,880	146
DUB	6-Month Australian Bank Bill Short Term Rate	Receiving	4.50%	12/20/2022	AUD	2,910	2
DUB	6-Month EURIBOR	Paying	3.00%	12/20/2022	EUR	5,600	(97)
DUB	6-Month Norwegian Interbank Offered Rate	Receiving	4.00%	12/20/2022	NOK	21,970	22
DUB	6-Month Norwegian Interbank Offered Rate	Receiving	4.00%	12/20/2022	NOK	19,490	36
DUB	6-Month Norwegian Interbank Offered Rate	Receiving	4.00%	12/20/2022	NOK	23,610	33
DUB	Brazil Interbank Deposit Rate	Paying	8.15%	01/02/2015	BRL	14,910	(133)
DUB	British Bankers’ Association Swiss Franc LIBOR	Receiving	1.75%	12/20/2022	CHF	1,860	50
DUB	British Bankers’ Association Swiss Franc LIBOR	Paying	1.75%	12/20/2022	CHF	3,240	(84)
DUB	British Bankers’ Association Swiss Franc LIBOR	Receiving	1.75%	12/20/2022	CHF	1,740	5
DUB	British Bankers’ Association Swiss Franc LIBOR	Paying	1.75%	12/20/2022	CHF	3,450	(53)
DUB	British Bankers’ Association Swiss Franc LIBOR	Paying	1.75%	12/20/2022	CHF	1,830	(17)
DUB	British Bankers’ Association Yen LIBOR	Receiving	1.25%	12/20/2022	JPY	512,940	109

See accompanying Notes to Financial Statements.

Counterparty	Floating Rate Index	Paying/ Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
JNL/Goldman Sachs Core Plus Bond Fund (continued)
DUB	British Bankers’ Association Yen LIBOR	Receiving	1.25%	12/20/2022	JPY	857,410	$212
DUB	British Bankers’ Association Yen LIBOR	Paying	1.25%	12/20/2022	JPY	341,330	(50)
DUB	British Bankers’ Association Yen LIBOR	Receiving	1.25%	12/20/2022	JPY	450,860	18
DUB	British Bankers’ Association Yen LIBOR	Receiving	1.25%	12/20/2022	JPY	156,840	29
DUB	British Bankers’ Association Yen LIBOR	Paying	1.25%	12/20/2022	JPY	404,910	(66)
DUB	British Bankers’ Association Yen LIBOR	Paying	1.25%	12/20/2022	JPY	370,960	(69)
DUB	British Bankers’ Association Yen LIBOR	Paying	1.25%	12/20/2022	JPY	185,460	(34)
DUB	British Bankers’ Association Yen LIBOR	Paying	1.25%	12/20/2022	JPY	419,590	(77)
DUB	British Bankers’ Association Yen LIBOR	Paying	1.25%	12/20/2022	JPY	330,840	(69)
DUB	British Bankers’ Association Yen LIBOR	Paying	1.25%	12/20/2022	JPY	373,930	(61)
DUB	British Bankers’ Association Yen LIBOR	Paying	1.25%	12/20/2022	JPY	411,180	(24)
DUB	London-Interbank Offered Rate	Receiving	3.00%	12/20/2022	GBP	3,720	194
JPM	3-Month New Zealand Bank Bill Forward Rate Agreement	Receiving	4.00%	12/18/2023	NZD	530	10
JPM	6-Month Australian Bank Bill Short Term Rate	Paying	4.50%	12/20/2022	AUD	2,510	(23)
JPM	6-Month Australian Bank Bill Short Term Rate	Receiving	4.50%	12/20/2022	AUD	2,090	1
JPM	6-Month Norwegian Interbank Offered Rate	Receiving	2.50%	06/19/2018	NOK	4,920	1
JPM	6-Month Norwegian Interbank Offered Rate	Paying	4.00%	12/20/2022	NOK	850	1
JPM	Brazil Interbank Deposit Rate	Paying	8.22%	01/02/2015	BRL	21,100	(179)
JPM	Brazil Interbank Deposit Rate	Paying	8.16%	01/02/2015	BRL	9,600	(86)
JPM	British Bankers’ Association Yen LIBOR	Receiving	1.25%	12/20/2022	JPY	541,300	76
JPM	British Bankers’ Association Yen LIBOR	Paying	1.25%	12/20/2022	JPY	479,350	(90)
JPM	British Bankers’ Association Yen LIBOR	Paying	1.25%	12/20/2022	JPY	425,160	(66)
JPM	British Bankers’ Association Yen LIBOR	Paying	1.25%	12/20/2022	JPY	302,000	(34)
JPM	London-Interbank Offered Rate	Paying	3.00%	12/20/2022	GBP	670	(24)
JPM	Stockholm Interbank Offered Rate	Receiving	2.75%	12/20/2022	SEK	27,090	(85)
MSC	3-Month New Zealand Bank Bill Forward Rate Agreement	Paying	4.50%	12/20/2022	NZD	6,010	(58)
MSC	3-Month New Zealand Bank Bill Forward Rate Agreement	Receiving	4.50%	12/20/2022	NZD	3,180	73
MSC	3-Month New Zealand Bank Bill Forward Rate Agreement	Receiving	4.50%	12/20/2022	NZD	1,820	44
MSC	6-Month Norwegian Interbank Offered Rate	Receiving	2.50%	06/19/2018	NOK	7,040	2
MSC	6-Month Norwegian Interbank Offered Rate	Receiving	2.50%	06/19/2018	NOK	7,040	2
MSC	6-Month Norwegian Interbank Offered Rate	Receiving	4.00%	12/20/2022	NOK	15,870	16
MSC	6-Month Norwegian Interbank Offered Rate	Receiving	4.00%	12/20/2022	NOK	12,940	(10)
MSC	British Bankers’ Association Yen LIBOR	Receiving	1.25%	12/20/2022	JPY	355,670	6
MSC	British Bankers’ Association Yen LIBOR	Receiving	1.25%	12/20/2022	JPY	289,250	31
MSC	British Bankers’ Association Yen LIBOR	Receiving	1.25%	12/20/2022	JPY	1,111,620	97
MSC	British Bankers’ Association Yen LIBOR	Receiving	1.25%	12/20/2022	JPY	692,000	122
MSC	British Bankers’ Association Yen LIBOR	Receiving	1.25%	12/20/2022	JPY	481,520	92
MSC	British Bankers’ Association Yen LIBOR	Receiving	1.25%	12/20/2022	JPY	484,410	122
MSC	British Bankers’ Association Yen LIBOR	Paying	1.25%	12/20/2022	JPY	693,800	(31)
MSC	British Bankers’ Association Yen LIBOR	Paying	1.25%	12/20/2022	JPY	1,216,650	(49)
MSC	British Bankers’ Association Yen LIBOR	Paying	1.25%	12/20/2022	JPY	411,190	(24)
RBC	3-Month Canada Bankers Acceptance	Paying	3.00%	12/20/2022	CAD	1,990	(62)
RBC	3-Month Canada Bankers Acceptance	Receiving	3.00%	12/20/2022	CAD	6,150	220
RBC	3-Month Canada Bankers Acceptance	Paying	3.00%	12/20/2022	CAD	5,190	(104)
RBC	3-Month Canada Bankers Acceptance	Paying	3.00%	12/20/2022	CAD	2,340	(28)
RBC	3-Month Canada Bankers Acceptance	Paying	3.00%	12/20/2022	CAD	2,320	(29)
RBC	3-Month Canada Bankers Acceptance	Paying	2.91%	09/14/2025	CAD	4,300	(211)
RBC	3-Month Canada Bankers Acceptance	Paying	2.88%	09/21/2025	CAD	4,100	(214)
RBC	3-Month Canada Bankers Acceptance	Receiving	2.99%	09/14/2035	CAD	2,500	226
RBC	3-Month Canada Bankers Acceptance	Receiving	2.95%	09/21/2035	CAD	2,400	178
							$(15)
JNL/Goldman Sachs Emerging Markets Debt Fund
BBP	3-Month South African Johannesburg Interbank Rate	Paying	6.25%	01/15/2020	ZAR	43,900	$(285)
BBP	3-Month South African Johannesburg Interbank Rate	Paying	7.15%	05/29/2023	ZAR	14,460	(84)
BBP	Brazil Interbank Deposit Rate	Paying	10.04%	01/02/2015	BRL	10,170	119
BBP	Brazil Interbank Deposit Rate	Paying	10.21%	01/02/2017	BRL	14,560	(93)
BBP	Brazil Interbank Deposit Rate	Paying	9.60%	01/02/2017	BRL	23,590	(331)
BBP	Budapest Interbank Offered Rate	Paying	6.42%	09/29/2013	HUF	4,000,000	690
BBP	Korean Won 3-Month Certificate of Deposit	Receiving	3.30%	09/18/2022	KRW	11,385,580	85
BBP	Korean Won 3-Month Certificate of Deposit	Receiving	3.12%	10/09/2022	KRW	11,000,000	153
BBP	Korean Won 3-Month Certificate of Deposit	Receiving	3.23%	11/29/2022	KRW	7,492,420	79

See accompanying Notes to Financial Statements.

Counterparty	Floating Rate Index	Paying/ Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
JNL/Goldman Sachs Emerging Markets Debt Fund (continued)
BBP	Korean Won 3-Month Certificate of Deposit	Receiving	3.00%	05/30/2023	KRW	1,030,660	$21
BBP	Korean Won 3-Month Certificate of Deposit	Receiving	3.19%	06/19/2023	KRW	1,754,880	11
BBP	Kuala Lumpur Interbank Offered Rate	Paying	3.38%	04/08/2018	MYR	34,500	(91)
BBP	Mexican Interbank Rate	Paying	5.62%	05/12/2023	MXN	11,420	(69)
BBP	Mexican Interbank Rate	Paying	6.16%	05/26/2023	MXN	33,830	(88)
BBP	Mexican Interbank Rate	Paying	8.01%	06/29/2027	MXN	325,250	(624)
BOA	Brazil Interbank Deposit Rate	Paying	8.01%	01/04/2016	BRL	6,300	(121)
BOA	Chilean Interbank Rate	Receiving	5.36%	06/07/2023	CLP	563,340	10
BOA	Korean Won 3-Month Certificate of Deposit	Receiving	3.12%	08/13/2022	KRW	21,708,000	296
BOA	Mexican Interbank Rate	Paying	6.65%	05/31/2023	MXN	22,070	10
BOA	Mexican Interbank Rate	Paying	9.30%	04/22/2027	MXN	199,320	175
BOA	Mexican Interbank Rate	Paying	8.59%	09/03/2027	MXN	78,980	(62)
CIT	3-Month South African Johannesburg Interbank Rate	Paying	6.50%	05/31/2018	ZAR	29,580	(76)
CIT	3-Month South African Johannesburg Interbank Rate	Paying	6.62%	05/30/2020	ZAR	31,000	(161)
CIT	3-Month South African Johannesburg Interbank Rate	Paying	7.16%	05/29/2023	ZAR	13,390	(76)
CIT	Mexican Interbank Rate	Paying	6.23%	06/01/2023	MXN	13,050	(29)
CSI	Brazil Interbank Deposit Rate	Paying	10.54%	01/02/2017	BRL	6,100	(18)
CSI	Mexican Interbank Rate	Paying	5.98%	05/22/2023	MXN	18,230	(70)
DUB	3-Month LIBOR	Receiving	1.64%	03/13/2019		2,500	9
DUB	3-Month South African Johannesburg Interbank Rate	Paying	6.52%	05/31/2018	ZAR	23,000	(47)
DUB	3-Month South African Johannesburg Interbank Rate	Paying	6.53%	05/31/2018	ZAR	29,590	(72)
DUB	3-Month South African Johannesburg Interbank Rate	Paying	7.11%	06/07/2018	ZAR	28,175	—
DUB	3-Month South African Johannesburg Interbank Rate	Paying	7.10%	06/07/2018	ZAR	45,200	(2)
DUB	3-Month South African Johannesburg Interbank Rate	Paying	6.58%	11/04/2019	ZAR	70,980	(312)
DUB	3-Month South African Johannesburg Interbank Rate	Paying	7.17%	05/29/2023	ZAR	13,010	(73)
DUB	Brazil Interbank Deposit Rate	Paying	8.28%	01/04/2016	BRL	48,440	(847)
DUB	Brazil Interbank Deposit Rate	Paying	8.64%	01/04/2016	BRL	34,710	(529)
DUB	Brazil Interbank Deposit Rate	Paying	9.28%	01/04/2016	BRL	20,100	(207)
DUB	Brazil Interbank Deposit Rate	Paying	10.67%	01/02/2017	BRL	9,130	(16)
DUB	Brazil Interbank Deposit Rate	Paying	9.34%	01/04/2021	BRL	7,260	(183)
DUB	Chilean Interbank Rate	Receiving	5.33%	06/12/2023	CLP	322,810	7
DUB	Korean Won 3-Month Certificate of Deposit	Receiving	3.21%	09/14/2022	KRW	10,012,000	106
DUB	Korean Won 3-Month Certificate of Deposit	Receiving	3.32%	09/18/2022	KRW	11,385,580	77
DUB	Korean Won 3-Month Certificate of Deposit	Receiving	3.39%	01/08/2023	KRW	18,000,000	89
DUB	Korean Won 3-Month Certificate of Deposit	Receiving	3.00%	05/30/2023	KRW	517,530	10
DUB	Mexican Interbank Rate	Paying	6.26%	06/01/2023	MXN	26,670	(55)
DUB	Mexican Interbank Rate	Paying	9.29%	04/22/2027	MXN	73,030	62
DUB	Mexican Interbank Rate	Paying	8.70%	06/11/2027	MXN	75,500	(34)
DUB	Taiwan Secondary Commercial Papers - 90 Days	Receiving	1.03%	09/12/2017	TWD	221,580	27
HSB	Korean Won 3-Month Certificate of Deposit	Receiving	3.18%	06/19/2023	KRW	3,850,000	28
JPM	3-Month Poland Warsaw Interbank Rate	Receiving	4.57%	07/26/2022	PLN	8,800	(162)
JPM	3-Month South African Johannesburg Interbank Rate	Paying	7.32%	02/24/2019	ZAR	90,000	18
JPM	Brazil Interbank Deposit Rate	Paying	8.59%	01/02/2015	BRL	29,570	(179)
JPM	Brazil Interbank Deposit Rate	Receiving	9.04%	01/02/2017	BRL	9,920	178
JPM	Chilean Interbank Rate	Receiving	5.35%	06/19/2023	CLP	658,680	12
JPM	Korean Won 3-Month Certificate of Deposit	Receiving	3.22%	11/29/2022	KRW	8,776,350	94
JPM	Mexican Interbank Rate	Receiving	5.18%	10/02/2017	MXN	40,000	36
JPM	Mexican Interbank Rate	Receiving	5.16%	04/27/2023	MXN	26,450	234
JPM	Mexican Interbank Rate	Paying	5.63%	05/12/2023	MXN	17,140	(102)
JPM	Mexican Interbank Rate	Paying	5.87%	05/18/2023	MXN	4,700	(21)
JPM	Mexican Interbank Rate	Paying	5.99%	05/22/2023	MXN	18,230	(69)
JPM	Mexican Interbank Rate	Paying	6.03%	05/25/2023	MXN	18,900	(65)
JPM	Mexican Interbank Rate	Paying	6.32%	05/30/2023	MXN	39,500	(65)
JPM	Taiwan Secondary Commercial Papers - 90 Days	Receiving	0.93%	07/27/2017	TWD	280,600	69
							$(2,613)
JNL/PIMCO Real Return Fund
BBP	France CPI Excluding Tobacco	Paying	1.95%	07/25/2021	EUR	29,000	$38
BNP	France CPI Excluding Tobacco	Paying	2.00%	09/01/2016	EUR	8,000	299
BNP	France CPI Excluding Tobacco	Paying	1.95%	09/01/2017	EUR	25,200	944
BNP	France CPI Excluding Tobacco	Paying	2.15%	04/01/2021	EUR	4,800	(116)
BNP	France CPI Excluding Tobacco	Paying	2.10%	07/25/2021	EUR	6,900	323

See accompanying Notes to Financial Statements.

Counterparty	Floating Rate Index	Paying/ Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
JNL/PIMCO Real Return Fund (continued)
BNP	US CPURNSA	Receiving	2.25%	07/15/2017		21,500	$(535)
BNP	US CPURNSA	Receiving	2.25%	07/15/2017		10,200	(242)
BNP	US CPURNSA	Receiving	2.50%	07/15/2022		11,000	(312)
BNP	US CPURNSA	Receiving	2.50%	07/15/2022		7,300	(290)
BNP	US CPURNSA	Receiving	2.50%	07/15/2022		7,300	(265)
BOA	France CPI Excluding Tobacco	Paying	2.15%	04/01/2021	EUR	8,300	58
CIT	France CPI Excluding Tobacco	Paying	2.15%	04/01/2021	EUR	2,100	37
CIT	US CPURNSA	Receiving	2.25%	07/15/2017		16,600	(380)
CSI	France CPI Excluding Tobacco	Paying	1.95%	09/01/2017	EUR	1,600	51
CSI	France CPI Excluding Tobacco	Paying	2.15%	04/01/2021	EUR	1,700	54
CSI	France CPI Excluding Tobacco	Paying	1.95%	07/25/2021	EUR	29,500	98
DUB	6-Month Australian Bank Bill Short Term Rate	Paying	4.50%	12/11/2023	AUD	2,400	(62)
DUB	Brazil Interbank Deposit Rate	Paying	8.49%	01/02/2015	BRL	41,500	(247)
DUB	France CPI Excluding Tobacco	Paying	2.15%	04/01/2021	EUR	6,000	67
DUB	France CPI Excluding Tobacco	Paying	2.15%	04/01/2021	EUR	5,000	80
DUB	US CPURNSA	Receiving	2.32%	11/16/2017		12,300	(277)
DUB	US CPURNSA	Receiving	2.50%	07/15/2022		8,800	(392)
DUB	US CPURNSA	Receiving	2.50%	07/15/2022		7,400	(218)
DUB	US CPURNSA	Receiving	2.56%	05/08/2023		11,800	(224)
JPM	France CPI Excluding Tobacco	Paying	2.10%	07/25/2021	EUR	1,000	48
MSS	Brazil Interbank Deposit Rate	Paying	8.22%	01/02/2017	BRL	31,900	(820)
MSS	France CPI Excluding Tobacco	Paying	2.15%	04/01/2021	EUR	2,300	85
UBS	6-Month Australian Bank Bill Short Term Rate	Paying	4.50%	12/11/2023	AUD	3,100	(67)
UBS	Brazil Interbank Deposit Rate	Paying	8.56%	01/02/2015	BRL	67,700	(389)
UBS	Brazil Interbank Deposit Rate	Paying	8.56%	01/02/2015	BRL	106,200	(690)
UBS	Brazil Interbank Deposit Rate	Paying	8.15%	01/02/2017	BRL	50,600	(1,307)
							$(4,651)
JNL/PIMCO Total Return Bond Fund
BBP	Mexican Interbank Rate	Paying	5.60%	09/06/2016	MXN	73,400	$62
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	65,000	21
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	40,000	38
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	41,000	36
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	26,000	8
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	8,000	2
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	16,000	4
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	5,000	1
BBP	Mexican Interbank Rate	Paying	5.75%	06/05/2023	MXN	100	—
BBP	Mexican Interbank Rate	Paying	6.00%	06/05/2023	MXN	100	—
BOA	Brazil Interbank Deposit Rate	Paying	8.86%	01/02/2017	BRL	6,400	(110)
BOA	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	30,000	1
BOA	Mexican Interbank Rate	Paying	5.50%	09/02/2022	MXN	100	(1)
DUB	Brazil Interbank Deposit Rate	Paying	9.13%	01/02/2017	BRL	5,000	(100)
DUB	Brazil Interbank Deposit Rate	Paying	9.13%	01/02/2017	BRL	3,200	(60)
DUB	Mexican Interbank Rate	Paying	5.75%	06/05/2023	MXN	100	—
JPM	Mexican Interbank Rate	Paying	5.00%	06/11/2018	MXN	93,000	(88)
JPM	Mexican Interbank Rate	Paying	6.00%	06/05/2023	MXN	100	—
JPM	Mexican Interbank Rate	Paying	6.00%	06/05/2023	MXN	200	—
MSC	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	19,000	18
MSC	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	26,000	9
MSC	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	17,000	6
MSC	Mexican Interbank Rate	Paying	6.35%	06/02/2021	MXN	11,900	(1)
MSS	Brazil Interbank Deposit Rate	Paying	9.14%	01/02/2017	BRL	4,000	(79)
MSS	Brazil Interbank Deposit Rate	Paying	8.64%	01/02/2017	BRL	3,200	(58)
MSS	Mexican Interbank Rate	Paying	5.00%	06/11/2018	MXN	176,000	(147)
MSS	Mexican Interbank Rate	Paying	5.50%	09/02/2022	MXN	200	(1)
UBS	Brazil Interbank Deposit Rate	Paying	8.90%	01/02/2017	BRL	7,100	(119)
UBS	Brazil Interbank Deposit Rate	Paying	8.90%	01/02/2017	BRL	5,000	(97)
UBS	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	13,000	4
							$(651)

See accompanying Notes to Financial Statements.

Schedule of Interest Rate Swap Agreements

Centrally Cleared Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Paying/ Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
JNL/ BlackRock Global Allocation Fund
N/A	3-Month LIBOR	Receiving	0.60%	09/17/2015		1,750	$—
N/A	3-Month LIBOR	Paying	1.46%	09/28/2016		4,500	(9)
N/A	3-Month LIBOR	Paying	1.49%	09/17/2018		450	(4)
N/A	British Bankers’ Acceptance Yen LIBOR	Paying	1.10%	11/20/2023	JPY	46,960	2
							$(11)
JNL/ Goldman Sachs Core Plus Bond Fund
N/A	3-Month Canada Bankers Acceptance	Paying	1.75%	12/18/2018	CAD	3,610	$(67)
N/A	3-Month LIBOR	Paying	0.50%	12/18/2015		109,200	(186)
N/A	3-Month LIBOR	Paying	0.50%	12/18/2016		60,900	(543)
N/A	3-Month LIBOR	Paying	1.00%	12/18/2018		32,060	(570)
N/A	3-Month LIBOR	Receiving	1.50%	12/18/2020		106,200	2,669
N/A	3-Month LIBOR	Paying	3.00%	12/20/2022		15,575	(226)
N/A	3-Month LIBOR	Paying	2.00%	12/18/2023		1,700	(47)
N/A	3-Month LIBOR	Receiving	2.50%	12/18/2028		42,100	1,595
N/A	3-Month LIBOR	Receiving	3.00%	12/18/2043		26,900	2,416
N/A	6-Month Australian Bank Bill Short Term Rate	Receiving	3.50%	12/18/2018	AUD	8,910	90
N/A	6-Month Australian Bank Bill Short Term Rate	Paying	4.00%	12/18/2023	AUD	2,350	(55)
N/A	6-Month EURIBOR	Paying	0.60%	06/05/2015	EUR	121,790	(116)
N/A	6-Month EURIBOR	Receiving	3.00%	12/20/2022	EUR	17,160	258
N/A	6-Month EURIBOR	Paying	1.75%	12/18/2023	EUR	10,960	(203)
N/A	British Bankers’ Association Swiss Franc LIBOR	Paying	1.48%	04/25/2022	CHF	7,400	(208)
N/A	British Bankers’ Association Swiss Franc LIBOR	Receiving	1.48%	04/25/2032	CHF	2,710	152
N/A	British Bankers’ Association Yen LIBOR	Paying	0.61%	04/24/2020	JPY	1,370,290	(146)
N/A	British Bankers’ Association Yen LIBOR	Receiving	0.75%	12/18/2023	JPY	1,491,860	(33)
N/A	British Bankers’ Association Yen LIBOR	Receiving	1.03%	04/24/2025	JPY	2,191,980	591
N/A	British Bankers’ Association Yen LIBOR	Paying	1.48%	04/24/2030	JPY	1,126,210	(383)
N/A	London-Interbank Offered Rate	Paying	1.00%	12/18/2018	GBP	3,840	(75)
N/A	London-Interbank Offered Rate	Receiving	3.00%	12/20/2022	GBP	13,720	(153)
N/A	London-Interbank Offered Rate	Receiving	2.00%	12/18/2023	GBP	1,030	44
N/A	Stockholm Interbank Offered Rate	Receiving	1.75%	12/18/2018	SEK	37,300	45
N/A	Stockholm Interbank Offered Rate	Paying	2.25%	12/18/2023	SEK	13,410	(51)
							$4,798
JNL/Goldman Sachs Emerging Markets Debt Fund
N/A	3-Month LIBOR	Paying	1.00%	12/18/2018		118,000	$(2,750)
N/A	3-Month LIBOR	Receiving	2.00%	12/18/2023		17,600	734
N/A	3-Month LIBOR	Receiving	2.50%	12/18/2028		15,700	(74)
							$(2,090)
JNL/PIMCO Real Return Fund
N/A	3-Month LIBOR	Paying	2.00%	06/19/2023		26,500	$852
N/A	3-Month LIBOR	Paying	2.75%	06/19/2043		68,100	5,297
							$6,149
JNL/PIMCO Total Return Bond Fund
N/A	3-Month LIBOR	Paying	1.50%	03/18/2016		1,546,900	$(5,304)
N/A	3-Month LIBOR	Paying	2.75%	06/19/2043		274,200	18,683
N/A	6-Month Australian Bank Bill Short Term Rate	Paying	3.50%	03/15/2018	AUD	6,700	17
N/A	6-Month Australian Bank Bill Short Term Rate	Paying	3.75%	12/11/2018	AUD	19,200	47
N/A	Federal Funds Effective Rate	Paying	1.00%	10/15/2017		183,100	(2,599)
							$10,844

(1)Notional amount is stated in USD unless otherwise noted.

See accompanying Notes to Financial Statements.

Schedule of Credit Default Swap Agreements

Over the Counter Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1), (6)	Value (5)	Unrealized Appreciation / (Depreciation)
JNL/BlackRock Global Allocation Fund
Credit default swap agreements - purchase protection (2)
JPM	CDX.NA.HY.20	N/A	5.00%	06/20/2018	$2,367	$(72)	$54
JPM	CDX.NA.HY.20	N/A	5.00%	06/20/2018	2,367	(72)	54
JPM	CDX.NA.HY.20	N/A	5.00%	06/20/2018	5,207	(157)	107
JPM	CDX.NA.HY.20	N/A	5.00%	06/20/2018	4,788	(145)	55
JPM	CDX.NA.HY.20	N/A	5.00%	06/20/2018	4,993	(151)	93
JPM	CDX.NA.HY.20	N/A	5.00%	06/20/2018	2,520	(76)	27
					$22,242	$(673)	$390
Credit default swap agreements - sell protection (3)
GSI	CDX.NA.IG.20	N/A	1.00%	06/20/2018	$(750)	$4	$(2)
JNL/Goldman Sachs Core Plus Bond Fund
Credit default swap agreements - purchase protection (2)
BOA	CDX.NA.IG-16	N/A	1.00%	06/20/2014	$4,225	$(36)	$(13)
DUB	CDX.NA.IG-16	N/A	1.00%	06/20/2014	18,900	(161)	(49)
JPM	CDX.NA.IG-16	N/A	1.00%	06/20/2014	26,100	(222)	(59)
JPM	CDX.NA.IG-16	N/A	1.00%	06/20/2014	24,700	(210)	(58)
					$73,925	$(629)	$(179)
Credit default swap agreements - sell protection (3)
BOA	CDX.NA.IG-16	N/A	1.00%	06/20/2016	$(13,850)	$215	$197
DUB	CDX.NA.IG-16	N/A	1.00%	06/20/2016	(9,800)	152	127
JPM	CDX.NA.IG-16	N/A	1.00%	06/20/2016	(16,500)	256	208
BOA	CMBX.NA.AAA	N/A	0.35%	02/17/2051	(1,000)	(40)	(15)
BOA	CMBX.NA.AAA	N/A	0.35%	02/17/2051	(3,300)	(132)	(48)
BOA	CMBX.NA.AAA	N/A	0.35%	02/17/2051	(4,500)	(181)	(40)
BOA	CMBX.NA.AAA	N/A	0.35%	02/17/2051	(1,800)	(72)	(9)
BOA	CMBX.NA.AAA	N/A	0.35%	02/17/2051	(7,700)	(309)	(29)
BOA	CMBX.NA.AAA	N/A	0.35%	02/17/2051	(10,000)	(401)	(127)
CIT	CMBX.NA.AAA	N/A	0.35%	02/17/2051	(1,500)	(60)	(24)
CIT	CMBX.NA.AAA	N/A	0.35%	02/17/2051	(1,500)	(60)	(24)
DUB	CMBX.NA.AAA	N/A	0.35%	02/17/2051	(4,400)	(177)	(28)
DUB	CMBX.NA.AAA	N/A	0.35%	02/17/2051	(1,800)	(72)	(10)
DUB	CMBX.NA.AAA	N/A	0.35%	02/17/2051	(4,000)	(160)	(33)
MSC	CMBX.NA.AAA	N/A	0.35%	02/17/2051	(1,800)	(72)	(23)
					$(83,450)	$(1,113)	$122
JNL/Neuberger Berman Strategic Income Fund
Credit default swap agreements - sell protection (3)
BOA	CDX.NA.HY.18	N/A	5.00%	06/20/2017	$(495)	$25	$43
BOA	CDX.NA.HY.18	N/A	5.00%	06/20/2017	(495)	26	35
MSC	CDX.NA.HY.18	N/A	5.00%	06/20/2017	(1,223)	63	95
MSC	CDX.NA.HY.18	N/A	5.00%	06/20/2017	(327)	17	31
MSC	CDX.NA.HY.18	N/A	5.00%	06/20/2017	(346)	18	39
BOA	CDX.NA.HY.19	N/A	5.00%	12/20/2017	(1,200)	54	80
					$(4,086)	$203	$323
JNL/PIMCO Real Return Fund
Credit default swap agreements - sell protection (3)
DUB	Federated Republic of Brazil, 12.25%, 03/06/2030	2.08%	1.00%	06/20/2020	$(500)	$(33)	$(16)
Credit default swap agreements - purchase protection (2)
CIT	GATX Corp., 5.80%, 03/01/2016	N/A	1.07%	03/20/2016	$1,000	$(17)	$(17)
DUB	Kinder Morgan Inc., 6.50%, 09/01/2012	N/A	1.00%	03/20/2016	2,000	3	(44)
MSC	Kinder Morgan Inc., 6.50%, 09/01/2012	N/A	1.00%	03/20/2016	3,000	4	(67)
DUB	Marsh & McLennan Companies, 5.75%, 09/15/2015	N/A	0.60%	09/20/2015	1,000	(9)	(9)
JPM	Pearson Plc, 5.70%, 06/01/2014	N/A	0.83%	06/20/2014	1,000	(6)	(7)
					$8,000	$(25)	$(144)
JNL/PIMCO Total Return Bond Fund
Credit default swap agreements - sell protection (3)
DUB	CDX.EM-12	N/A	5.00%	12/20/2014	$(1,500)	$22	$(42)
BBP	CDX.EM-13	N/A	5.00%	06/20/2015	(3,500)	91	(47)

See accompanying Notes to Financial Statements.

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1), (6)	Value (5)	Unrealized Appreciation / (Depreciation)
JNL/PIMCO Total Return Bond Fund (continued)
Credit default swap agreements - sell protection (3) (continued)
DUB	CDX.EM-13	N/A	5.00%	06/20/2015	$(12,100)	$315	$(444)
MSC	CDX.EM-13	N/A	5.00%	06/20/2015	(4,100)	107	(140)
GSI	CDX.NA.IG-9 30-100%	N/A	0.55%	12/20/2017	(1,447)	22	22
DUB	Export-Import Bank China, 4.88%, 07/21/2015	1.11%	1.00%	06/20/2017	(200)	(1)	7
CIT	Federated Republic of Brazil, 12.25%, 03/06/2030	1.40%	1.00%	03/20/2016	(15,500)	(166)	(139)
CIT	Federated Republic of Brazil, 12.25%, 03/06/2030	1.44%	1.00%	06/20/2016	(4,900)	(63)	(60)
DUB	Federated Republic of Brazil, 12.25%, 03/06/2030	1.25%	1.00%	06/20/2015	(2,000)	(10)	1
DUB	Federated Republic of Brazil, 12.25%, 03/06/2030	1.25%	1.00%	06/20/2015	(500)	(2)	—
DUB	Federated Republic of Brazil, 12.25%, 03/06/2030	1.40%	1.00%	03/20/2016	(9,100)	(98)	(82)
DUB	Federated Republic of Brazil, 12.25%, 03/06/2030	1.44%	1.00%	06/20/2016	(4,000)	(51)	(47)
JPM	Federated Republic of Brazil, 12.25%, 03/06/2030	1.30%	1.00%	09/20/2015	(2,000)	(13)	(3)
JPM	Federated Republic of Brazil, 12.25%, 03/06/2030	1.47%	1.00%	09/20/2016	(1,500)	(22)	(17)
MLP	Federated Republic of Brazil, 12.25%, 03/06/2030	1.42%	1.95%	04/20/2016	(100)	1	2
MSC	Federated Republic of Brazil, 12.25%, 03/06/2030	1.25%	1.00%	06/20/2015	(600)	(3)	—
UBS	Federated Republic of Brazil, 12.25%, 03/06/2030	1.30%	1.00%	09/20/2015	(1,000)	(7)	(2)
BOA	General Electric Capital Corp., 5.63%, 09/15/2017	0.64%	1.00%	12/20/2015	(2,400)	21	47
BOA	General Electric Capital Corp., 5.63%, 09/15/2017	0.64%	1.00%	12/20/2015	(2,400)	21	47
CIT	General Electric Capital Corp., 5.63%, 09/15/2017	0.31%	4.80%	12/20/2013	(600)	13	14
CIT	General Electric Capital Corp., 5.63%, 09/15/2017	0.31%	4.33%	12/20/2013	(800)	16	17
DUB	General Electric Capital Corp., 5.63%, 09/15/2017	0.31%	4.90%	12/20/2013	(1,100)	24	26
DUB	General Electric Capital Corp., 5.63%, 09/15/2017	0.71%	1.00%	03/20/2016	(100)	1	4
MSC	General Electric Capital Corp., 5.63%, 09/15/2017	0.77%	1.00%	06/20/2016	(100)	1	1
MSC	MCDX.NA.18	N/A	1.00%	06/20/2017	(6,000)	(40)	132
JPM	Metlife Inc., 5.00%, 06/15/2015	0.74%	1.00%	03/20/2016	(4,800)	34	105
BOA	People’s Republic of China, 4.75%, 10/29/2013	0.53%	1.00%	06/20/2015	(1,000)	9	1
BOA	People’s Republic of China, 4.75%, 10/29/2013	0.53%	1.00%	06/20/2015	(2,800)	26	3
DUB	Petrobas International Finance Co., 8.38%, 12/10/2018	1.15%	1.00%	09/20/2013	(9,900)	(3)	4
BOA	Republic of Indonesia, 7.25%, 04/20/2015	1.28%	1.00%	09/20/2016	(2,600)	(23)	5
DUB	Republic of Indonesia, 6.75%, 03/10/2014	1.02%	1.00%	09/20/2015	(500)	—	6
MSC	Republic of Indonesia, 7.25%, 04/20/2015	1.28%	1.00%	09/20/2016	(11,800)	(103)	470
UBS	Republic of Indonesia, 7.25%, 04/20/2015	1.28%	1.00%	09/20/2016	(1,000)	(9)	2
BNP	U.S. Treasury Bond, 4.88%, 08/15/2016	0.14%	0.25%	03/20/2016	(8,591)	25	83
UBS	U.S. Treasury Bond, 4.88%, 08/15/2016	0.13%	0.25%	09/20/2015	(14,448)	38	122
BBP	United Mexican States, 5.95%, 03/19/2019	1.23%	1.00%	03/20/2018	(14,000)	(147)	(177)
BNP	United Mexican States, 5.95%, 03/19/2019	1.11%	1.00%	09/20/2017	(400)	(2)	6
BOA	United Mexican States, 7.50%, 04/08/2033	0.79%	1.00%	09/20/2015	(300)	1	3
CIT	United Mexican States, 7.50%, 04/08/2033	0.79%	1.00%	09/20/2015	(700)	3	8
DUB	United Mexican States, 7.50%, 04/08/2033	0.73%	1.00%	03/20/2015	(3,600)	17	51
DUB	United Mexican States, 7.50%, 04/08/2033	0.88%	1.00%	03/20/2016	(24,200)	79	143
DUB	United Mexican States, 5.95%, 03/19/2019	1.11%	1.00%	09/20/2017	(3,200)	(15)	25
JPM	United Mexican States, 7.50%, 04/08/2033	0.88%	0.92%	03/20/2016	(500)	1	2
JPM	United Mexican States, 5.95%, 03/19/2019	1.23%	1.00%	03/20/2018	(9,300)	(98)	(122)
MSC	United Mexican States, 5.95%, 03/19/2019	1.11%	1.00%	09/20/2017	(2,600)	(12)	21
					$(193,786)	$—	$58
JNL/WMC Balanced Fund
Credit default swap agreements - sell protection (3)
MSC	CMBX.NA.AAA	N/A	0.50%	05/11/2063	$(1,155)	$(65)	$(9)

See accompanying Notes to Financial Statements.

Schedule of Credit Default Swap Agreements

Centrally Cleared Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1), (6)	Value (5)	Unrealized Appreciation / (Depreciation)
JNL/BlackRock Global Allocation Fund
Credit default swap agreements - purchase protection (2)
N/A	CDX.NA.HY.20	N/A	5.00%	06/20/2018	$4,546,578	$(125,031)	$(24)
JNL/Goldman Sachs Core Plus Bond Fund
Credit default swap agreements - purchase protection (2)
N/A	CDX.NA.HY.20	N/A	5.00%	06/20/2018	$16,950	$(461)	$262
N/A	CDX.NA.IG.20	N/A	1.00%	06/20/2018	134,225	(798)	172
					$151,175	$(1,259)	$434
JNL/PIMCO Real Return Fund
Credit default swap agreements - purchase protection (2)
N/A	CDX.NA.HY.20	N/A	5.00%	06/20/2018	$9,900	$(269)	$38

(1)Notional amount is stated in USD.

(2)If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(4)Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.  The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.  Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

(5)The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

(7)If the Fund is a buyer of protection, the Fund pays the fixed rate.  If the Fund is a seller of protection, the Fund receives the fixed rate.

Schedule of Total Return Swap Agreements

Counterparty	Receiving Return of Reference Entity	Rate Paid by Fund	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
JNL/AQR Managed Futures Strategy Fund
BOA	Euro-Schatz Future*	N/A	09/01/2013	EUR	21,157	$(40)
BOA	U.S. Treasury Note Future, 2-Year*	N/A	09/16/2013		100,668	(91)
MSC	MSCI Taiwan Stock Index Future*	N/A	07/01/2013		3,661	135
RBS	Swiss Market Index Future*	N/A	09/07/2013	CHF	1,762	(21)
						$(17)
JNL/BlackRock Global Allocation Fund
CIT	Nikkei Dividend Index Future*	N/A	03/31/2014	JPY	80	$47

(1)Notional amount is stated in USD unless otherwise noted.

* Swap agreement fair valued in good faith in accordance with procedures established by the Board.  Fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 disclosures based on the applicable valuation inputs.  See FASB ASC Topic 820 note in the Notes to the Financial Statements.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Notes to Schedules of Investments

June 30, 2013

Summary of Investments by Country (as a percentage of total long-term investments)*:

	JNL/BlackRock Global Allocation Fund	JNL/Brookfield Global Infrastructure Fund	JNL/Capital Guardian Global Balanced Fund	JNL/Capital Guardian Global Diversified Research Fund	JNL/Eastspring Investments Asia ex-Japan Fund	JNL/Eastspring Investments China-India Fund	JNL/Franklin Templeton GlobalGrowth Fund	JNL/Franklin Templeton Global Multisector Bond Fund	JNL/Franklin Templeton International Small Cap Growth Fund
Argentina	—%	—%	0.2%	—%	—%	—%	—%	—%	—%
Australia	2.4	0.5	0.7	2.3	—	—	—	0.2	—
Austria	—	—	0.4	—	—	—	—	—	1.6
Belgium	0.2	—	0.3	—	—	—	—	—	2.7
Bermuda	0.1	—	0.9	—	—	—	—	—	3.8
Brazil	2.8	3.2	0.8	0.8	—	—	0.9	—	—
Canada	3.2	15.3	1.6	2.2	—	—	1.6	3.0	3.5
Chile	0.3	—	0.1	—	—	—	—	—	—
China	0.4	1.1	1.7	1.1	15.4	26.5	0.6	—	—
Colombia	—	—	0.1	—	—	—	—	—	—
Croatia	—	—	0.2	—	—	—	—	—	—
Denmark	—	—	0.4	0.8	—	—	0.2	—	—
Finland	—	—	1.0	1.0	—	—	—	—	3.8
France	2.5	0.9	2.4	2.7	—	—	9.2	0.2	10.2
Germany	4.9	1.0	4.3	2.5	—	—	5.5	0.2	—
Ghana	—	—	—	—	—	—	—	2.9	—
Greece	—	—	0.3	—	—	—	—	—	4.4
Hong Kong	1.2	5.0	3.1	4.0	20.9	23.7	0.9	—	2.5
Hungary	—	—	0.1	—	—	—	—	3.5	—
Iceland	—	—	—	—	—	—	—	0.8	—
India	0.2	—	0.6	0.6	9.8	49.8	0.4	—	—
Indonesia	0.1	—	0.1	—	4.6	—	—	—	—
Iraq	—	—	0.1	—	—	—	—	—	—
Ireland	0.4	—	0.9	1.3	—	—	2.3	6.2	10.6
Israel	—	—	0.2	—	—	—	—	—	—
Italy	1.2	2.5	0.2	—	—	—	2.4	0.2	3.9
Jamaica	—	—	—	—	—	—	—	0.1	—
Japan	10.3	—	10.0	9.0	—	—	3.4	—	10.4
Kazakhstan	0.1	—	—	—	—	—	—	—	—
Latvia	—	—	—	—	—	—	—	0.5	—
Lithuania	—	—	—	—	—	—	—	0.5	—
Luxembourg	0.1	—	0.8	—	—	—	—	0.4	—
Macau	—	—	0.1	0.4	—	—	—	—	—
Malaysia	0.8	—	0.3	0.3	2.9	—	—	8.9	—
Mexico	0.3	0.5	2.1	0.2	—	—	—	5.5	—
Morocco	—	—	0.1	—	—	—	—	—	—
Netherlands	1.2	1.4	3.7	4.0	—	—	7.2	0.5	4.2
Norway	—	—	0.5	0.5	—	—	—	—	—
Peru	—	—	0.1	—	—	—	—	—	—
Philippines	0.1	—	0.1	—	1.9	—	—	1.7	—
Poland	—	—	1.2	—	—	—	—	6.1	—
Portugal	0.1	—	—	—	—	—	1.2	—	—
Russian Federation	0.4	—	1.3	0.8	—	—	0.4	1.2	—
Serbia	—	—	—	—	—	—	—	1.7	—
Serbia & Montenegro	—	—	—	—	—	—	—	1.2	—
Singapore	1.1	1.0	1.0	1.4	7.8	—	1.6	4.2	2.2
Slovenia	—	—	0.1	—	—	—	—	2.0	—
South Africa	0.1	—	0.3	0.5	—	—	—	0.6	—
South Korea	1.0	—	2.4	2.8	21.2	—	3.5	19.3	—
Spain	0.5	2.9	0.9	—	—	—	0.9	0.2	3.6
Sri Lanka	—	—	—	—	—	—	—	1.0	—
Sweden	0.3	—	2.4	1.1	—	—	1.2	5.1	—
Switzerland	2.5	1.6	3.8	7.1	—	—	6.6	—	0.2
Taiwan	0.3	—	0.2	—	12.9	—	0.9	—	—
Thailand	0.2	—	0.2	0.5	2.6	—	—	—	—
Turkey	0.4	—	0.2	—	—	—	0.9	—	—
Ukraine	—	—	—	—	—	—	—	3.6	—
United Arab Emirates	0.6	—	0.2	—	—	—	—	—	—
United Kingdom	6.6	5.8	5.0	6.6	—	—	10.6	0.9	32.4
United States	53.1	57.3	42.2	45.5	—	—	37.6	10.7	—
Uruguay	—	—	—	—	—	—	—	6.9	—
Venezuela	—	—	0.1	—	—	—	—	—	—
Total Long-Term Investments	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

* The Funds presented in the table are those whose strategies included investment in non-U.S. securities as deemed significant by the Funds’ Adviser.

See accompanying Notes to Financial Statements.

	JNL/Franklin Templeton Mutual Shares Fund	JNL/Goldman Sachs Emerging Markets Debt Fund	JNL/Invesco International Growth Fund	JNL/Ivy Asset Strategy Fund	JNL/JPMorgan International Value Fund	JNL/Lazard Emerging Markets Fund	JNL/M&G Global Basics Fund	JNL/M&G Global Leaders Fund	JNL/Mellon Capital Emerging Markets Index Fund
Argentina	—%	0.3%	—%	—%	—%	0.7%	—%	—%	—%
Australia	—	—	4.0	—	2.3	—	11.6	1.4	—
Austria	—	—	—	—	—	—	4.6	—	—
Bahamas	—	0.5	—	—	—	—	—	—	—
Belgium	—	—	1.7	0.4	1.5	—	1.3	1.0
Brazil	0.4	8.8	2.8	—	0.7	14.3	—	—	11.1
Canada	0.3	0.3	8.8	0.6	0.5	—	0.6	1.6	—
Chile	—	2.8	—	—	—	—	—	—	1.9
China	—	1.8	3.0	4.9	1.2	6.9	—	1.2	10.9
Colombia	—	4.6	—	—	—	2.0	—	—	1.2
Costa Rica	—	0.5	—	—	—	—	—	—	—
Côte d’Ivoire	—	0.6	—	—	—	—	—	—	—
Czech Republic	—	—	—	—	—	—	—	—	0.3
Denmark	1.1	—	0.9	—	0.8	—	—	0.8	—
Dominican Republic	—	2.1	—	—	—	—	—	—	—
Ecuador	—	—	—	0.2	—	—	—	—	—
Egypt	—	—	—	—	—	1.5	—	—	0.2
Finland	—	—	—	—	0.8	—	—	1.7	—
France	1.5	—	4.8	0.9	14.6	—	11.1	4.7	—
Germany	0.9	0.3	9.7	1.3	10.1	—	10.6	2.9	—
Guatemala	—	0.2	—	—	—	—	—	—	—
Honduras	—	0.1	—	—	—	—	—	—	—
Hong Kong	—	1.7	6.0	9.8	3.3	5.9	3.7	3.9	7.1
Hungary	—	2.8	—	—	—	1.5	—	—	0.2
India	—	0.9	—	0.5	—	3.9	1.3	1.3	6.7
Indonesia	—	5.6	—	—	—	6.3	—	—	3.2
Ireland	—	0.2	—	0.4	—	—	5.3	—	—
Israel	1.2	0.4	1.9	0.2	—	—	—	—	—
Italy	0.5	0.1	—	1.4	2.9	—	—	1.2	—
Jamaica	—	0.4	—	—	—	—	—	—	—
Japan	—	—	5.8	7.5	24.7	—	7.1	14.0	—
Kazakhstan	—	0.2	—	—	—	—	—	—	—
Luxembourg	0.1	0.4	—	—	—	—	—	—	—
Macau	—	—	—	6.1	—	1.5	—	—	—
Malaysia	—	2.6	—	—	—	0.6	4.4	—	4.0
Mexico	—	6.3	2.7	—	—	4.1	—	—	5.5
Morocco	—	—	—	—	—	—	—	—	0.1
Netherlands	2.4	0.1	2.9	2.6	7.0	—	—	—	—
Nigeria	—	1.2	—	—	—	—	—	—	—
Norway	—	—	—	—	1.2	—	—	—	—
Pakistan	—	—	—	—	—	1.4	—	—	—
Paraguay	—	0.3	—	—	—	—	—	—	—
Peru	—	3.4	—	—	—	0.1	—	—	0.3
Philippines	—	0.7	—	—	—	1.7	—	—	1.0
Poland	—	5.0	—	—	—	—	—	—	1.5
Qatar	—	0.3	—	—	—	—	—	—	—
Romania	—	0.7	—	—	—	—	—	—	—
Russian Federation	—	11.2	0.1	—	0.6	11.1	0.9	—	5.7
Singapore	—	0.5	3.7	0.4	—	—	1.3	—	—
Slovenia	—	0.6	—	—	—	—	—	—	—
South Africa	—	4.3	—	—	—	9.7	—	—	7.2
South Korea	0.5	—	3.6	3.7	0.7	13.0	—	—	14.4
Spain	—	0.4	1.7	—	3.4	—	0.8	1.2	—
Sweden	—	—	4.7	—	1.2	0.6	—	1.6	—
Switzerland	3.3	—	9.9	1.1	5.6	—	—	3.4	—
Taiwan	—	0.1	1.2	0.2	—	5.4	—	—	11.7
Thailand	—	5.9	—	—	—	2.1	—	—	2.8
Turkey	—	8.8	1.0	—	—	5.4	—	—	1.9
Ukraine	—	0.4	—	—	—	—	—	—	—
United Arab Emirates	—	1.4	—	—	—	—	3.1	—	—
United Kingdom	10.2	1.7	19.1	5.3	16.9	—	14.9	3.3	—
United States	77.6	7.4	—	52.5	—	0.3	17.4	54.8	1.1
Venezuela	—	1.1	—	—	—	—	—	—	—
Total Long-Term Investments	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

* The Funds presented in the table are those whose strategies included investment in non-U.S. securities as deemed significant by the Funds’ Adviser.

See accompanying Notes to Financial Statements.

	JNL/Mellon Capital European 30 Fund	JNL/Mellon Capital Pacific Rim 30 Fund	JNL/Mellon Capital International Index Fund	JNL/Oppenheimer Global Growth Fund	JNL/Red Rocks Listed Private Equity Fund
Australia	—%	24.5%	7.9%	0.2%	—%
Austria	4.0	—	0.3	—	—
Belgium	2.5	—	1.1	0.1	1.9
Brazil	—	—	—	3.7	—
Canada	—	—	—	—	7.9
Denmark	—	—	1.1	1.1	4.3
Finland	—	—	0.8	0.5	—
France	13.9	—	8.9	6.1	11.1
Germany	9.9	—	8.6	11.1	3.8
Guernsey	—	—	0.1	—	3.6
Hong Kong	—	14.8	3.0	—	—
India	—	—	—	3.6	—
Ireland	—	—	0.3	—	—
Israel	—	—	0.5	—	—
Italy	2.4	—	1.9	2.0	—
Japan	—	53.8	22.6	9.2	—
Luxembourg	—	—	0.3	—	—
Macau	—	—	0.1	—	—
Mexico	—	—	—	2.1	—
Netherlands	7.0	—	4.8	2.6	1.3
New Zealand	—	2.8	0.1	—	—
Norway	—	—	0.8	—	2.4
Portugal	2.5	—	0.2	—	—
Singapore	—	2.5	1.7	—	—
South Africa	—	—	—	—	3.3
Spain	6.9	—	2.8	3.6	—
Sweden	9.4	—	3.1	4.9	3.9
Switzerland	10.6	—	9.6	5.3	3.4
Taiwan	—	—	—	1.1	—
United Kingdom	30.9	—	19.4	2.4	29.5
United States	—	1.6	—	40.4	23.6
Total Long-Term Investments	100.0%	100.0%	100.0%	100.0%	100.0%

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2013

	JNL/American Funds Blue Chip Income and Growth Fund	JNL/American Funds Global Bond Fund	JNL/American Funds Global Small Capitalization Fund	JNL/American Funds Growth- Income Fund	JNL/American Funds International Fund	JNL/American Funds New World Fund	JNL Institutional Alt 20 Fund
Assets
Investments - unaffiliated, at value (a) (d)	$—	$—	$—	$—	$422,508	$—	$—
Investments - affiliated, at value (b)	932,995	456,874	248,671	1,182,513	—	509,290	1,572,024
Total investments, at value (c)	932,995	456,874	248,671	1,182,513	422,508	509,290	1,572,024
Cash	—	—	—	—	—	—	—
Foreign currency (e)	—	—	—	—	—	—	—
Receivable for investments sold	—	197	102	—	—	—	—
Receivable for fund shares sold	1,252	483	206	1,449	476	1,927	2,296
Receivable from adviser	366	211	126	390	210	338	—
Receivable for dividends and interest	—	—	—	—	—	—	—
Receivable for variation margin on financial derivative instruments	—	—	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	—	—
Unrealized appreciation on OTC swap agreements	—	—	—	—	—	—	—
OTC swap premiums paid	—	—	—	—	—	—	—
Other assets	1	2	1	2	1	1	4
Total assets	934,614	457,767	249,106	1,184,354	423,195	511,556	1,574,324
Liabilities
Cash overdraft	—	—	—	—	—	—	—
Foreign currency overdraft (e)	—	—	—	—	—	—	—
Payable for reverse repurchase agreements	—	—	—	—	—	—	—
Payable for advisory fees	536	269	157	674	299	444	151
Payable for administrative fees	115	58	31	146	54	63	65
Payable for 12b-1 fee (Class A)	63	31	17	80	28	34	—
Payable for investment securities purchased	523	—	—	667	248	1,746	1,343
Payable for fund shares redeemed	730	680	308	783	227	181	952
Payable for dividends on securities sold short	—	—	—	—	—	—	—
Payable for interest expense and brokerage charges	—	—	—	—	—	—	—
Payable for trustee fees	8	6	3	10	4	6	21
Payable for other expenses	2	1	1	3	2	1	5
Payable for variation margin on financial derivative instruments	—	—	—	—	—	—	—
Investment in forward sales commitments, at value (f)	—	—	—	—	—	—	—
Options written, at value (g)	—	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	—	—
Unrealized depreciation on OTC swap agreements	—	—	—	—	—	—	—
OTC swap premiums received	—	—	—	—	—	—	—
Payable upon return of securities loaned	—	—	—	—	—	—	—
Total liabilities	1,977	1,045	517	2,363	862	2,475	2,537
Net assets	$932,637	$456,722	$248,589	$1,181,991	$422,333	$509,081	$1,571,787
Net assets consist of:
Paid-in capital	$767,370	$467,343	$226,084	$985,025	$395,101	$497,419	$1,420,644
Undistributed (excess of distributions over) net investment income (loss)	12,354	8,426	3,544	10,651	4,148	3,213	31,027
Accumulated net realized gain (loss)	5,432	8,166	2,156	11,480	1,860	4,968	35,713
Net unrealized appreciation (depreciation) on investments and foreign currency	147,481	(27,213)	16,805	174,835	21,224	3,481	84,403
	$932,637	$456,722	$248,589	$1,181,991	$422,333	$509,081	$1,571,787
Class A
Net assets	$932,498	$456,513	$248,473	$1,181,776	$422,190	$508,935	$1,571,787
Shares outstanding (no par value), unlimited shares authorized	71,185	43,178	21,964	89,796	38,245	46,538	102,594
Net asset value per share	$13.10	$10.57	$11.31	$13.16	$11.04	$10.94	$15.32
Class B
Net assets	$139	$209	$116	$215	$143	$146	N/A
Shares outstanding (no par value), unlimited shares authorized	11	20	10	16	13	13	N/A
Net asset value per share	$13.17	$10.65	$11.37	$13.23	$11.11	$11.00	N/A

(a) Investments - unaffiliated, at cost	$—	$—	$—	$—	$401,284	$—	$—
(b) Investments - affiliated, at cost	785,514	484,087	231,866	1,007,678	—	505,809	1,487,621
(c) Total investments, at cost	$785,514	$484,087	$231,866	$1,007,678	$401,284	$505,809	$1,487,621
(d) Including value of securities on loan	$—	$—	$—	$—	$—	$—	$—
(e) Foreign currency, at cost	—	—	—	—	—	—	—
(f) Proceeds from forward sales commitments	—	—	—	—	—	—	—
(g) Premiums from options written	—	—	—	—	—	—	—

See accompanying Notes to Financial Statements.

	JNL Institutional Alt 35 Fund	JNL Institutional Alt 50 Fund	JNL Institutional Alt 65 Fund	JNL/American Funds Balanced Allocation Fund	JNL/American Funds Growth Allocation Fund	JNL Disciplined Moderate Fund	JNL Disciplined Moderate Growth Fund
Assets
Investments - unaffiliated, at value (a) (d)	$—	$—	$—	$279,208	$195,847	$—	$—
Investments - affiliated, at value (b)	2,196,972	3,069,457	827,818	—	—	913,914	993,287
Total investments, at value (c)	2,196,972	3,069,457	827,818	279,208	195,847	913,914	993,287
Cash	—	—	—	—	—	—	—
Foreign currency (e)	—	—	—	—	—	—	—
Receivable for investments sold	—	—	6	—	—	—	—
Receivable for fund shares sold	1,979	1,981	495	796	766	1,441	1,868
Receivable from adviser	—	—	—	11	7	—	—
Receivable for dividends and interest	—	—	—	—	—	—	—
Receivable for variation margin on financial derivative instruments	—	—	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	—	—
Unrealized appreciation on OTC swap agreements	—	—	—	—	—	—	—
OTC swap premiums paid	—	—	—	—	—	—	—
Other assets	5	8	4	—	—	2	2
Total assets	2,198,956	3,071,446	828,323	280,015	196,620	915,357	995,157
Liabilities
Cash overdraft	—	—	—	—	—	—	—
Foreign currency overdraft (e)	—	—	—	—	—	—	—
Payable for reverse repurchase agreements	—	—	—	—	—	—	—
Payable for advisory fees	203	275	90	67	47	81	85
Payable for administrative fees	92	128	35	34	23	38	41
Payable for 12b-1 fee (Class A)	—	—	—	19	13	—	—
Payable for investment securities purchased	821	352	—	165	742	1,214	1,242
Payable for fund shares redeemed	1,157	1,629	501	631	24	227	625
Payable for dividends on securities sold short	—	—	—	—	—	—	—
Payable for interest expense and brokerage charges	—	—	—	—	—	—	—
Payable for trustee fees	31	41	20	1	1	13	15
Payable for other expenses	6	8	2	1	—	3	3
Payable for variation margin on financial derivative instruments	—	—	—	—	—	—	—
Investment in forward sales commitments, at value (f)	—	—	—	—	—	—	—
Options written, at value (g)	—	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	—	—
Unrealized depreciation on OTC swap agreements	—	—	—	—	—	—	—
OTC swap premiums received	—	—	—	—	—	—	—
Payable upon return of securities loaned	—	—	—	—	—	—	—
Total liabilities	2,310	2,433	648	918	850	1,576	2,011
Net assets	$2,196,646	$3,069,013	$827,675	$279,097	$195,770	$913,781	$993,146
Net assets consist of:
Paid-in capital	$2,005,404	$2,865,218	$774,473	$267,796	$184,835	$805,725	$855,119
Undistributed (excess of distributions over) net investment income (loss)	34,996	36,882	6,862	2,960	1,727	12,260	11,606
Accumulated net realized gain (loss)	55,126	47,491	26,448	1,408	1,204	18,530	22,019
Net unrealized appreciation (depreciation) on investments and foreign currency	101,120	119,422	19,892	6,933	8,004	77,266	104,402
	$2,196,646	$3,069,013	$827,675	$279,097	$195,770	$913,781	$993,146
Class A
Net assets	$2,196,646	$3,069,013	$827,675	$279,097	$195,770	$913,781	$993,146
Shares outstanding (no par value), unlimited shares authorized	139,778	193,126	52,999	25,776	17,721	81,304	94,252
Net asset value per share	$15.72	$15.89	$15.62	$10.83	$11.05	$11.24	$10.54
Class B
Net assets	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Shares outstanding (no par value), unlimited shares authorized	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Net asset value per share	N/A	N/A	N/A	N/A	N/A	N/A	N/A

(a) Investments - unaffiliated, at cost	$—	$—	$—	$272,275	$187,843	$—	$—
(b) Investments - affiliated, at cost	2,095,852	2,950,035	807,926	—	—	836,648	888,885
(c) Total investments, at cost	$2,095,852	$2,950,035	$807,926	$272,275	$187,843	$836,648	$888,885
(d) Including value of securities on loan	$—	$—	$—	$—	$—	$—	$—
(e) Foreign currency, at cost	—	—	—	—	—	—	—
(f) Proceeds from forward sales commitments	—	—	—	—	—	—	—
(g) Premiums from options written	—	—	—	—	—	—	—

See accompanying Notes to Financial Statements.

	JNL Disciplined Growth Fund	JNL/AQR Managed Futures Strategy Fund	JNL/BlackRock Commodity Securities Strategy Fund	JNL/BlackRock Global Allocation Fund(h)	JNL/Brookfield Global Infrastructure Fund	JNL/Capital Guardian Global Balanced Fund	JNL/Capital Guardian Global Diversified Research Fund
Assets
Investments - unaffiliated, at value (a) (d)	$—	$318,522	$1,376,397	$2,126,775	$417,956	$408,074	$350,645
Investments - affiliated, at value (b)	396,547	185,277	35,884	59,167	48,553	48,288	23,253
Total investments, at value (c)	396,547	503,799	1,412,281	2,185,942	466,509	456,362	373,898
Cash	—	—	149	1,309	—	—	—
Foreign currency (e)	—	—	602	674	135	43	145
Receivable for investments sold	—	3	2,611	2,722	14,267	8,791	221
Receivable for fund shares sold	793	594	1,299	3,685	1,286	418	335
Receivable from adviser	—	—	—	—	—	—	—
Receivable for dividends and interest	—	1	960	6,747	1,628	2,328	752
Receivable for variation margin on financial derivative instruments	—	529	—	685	—	—	—
Receivable for deposits with brokers and counterparties	—	20,770	—	5,962	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	14,764	—	3,674	—	349	—
Unrealized appreciation on OTC swap agreements	—	135	—	515	—	—	—
OTC swap premiums paid	—	—	—	6	—	—	—
Other assets	1	1	3	3	1	1	1
Total assets	397,341	540,596	1,417,905	2,211,924	483,826	468,292	375,352
Liabilities
Cash overdraft	—	6,014	—	—	—	—	—
Foreign currency overdraft (e)	—	92	—	—	—	—	—
Payable for reverse repurchase agreements	—	—	—	—	—	—	—
Payable for advisory fees	42	401	733	1,235	276	235	216
Payable for administrative fees	16	85	178	257	52	53	45
Payable for 12b-1 fee (Class A)	—	28	77	113	23	24	20
Payable for investment securities purchased	655	—	4,000	42,796	29,527	16,460	2,028
Payable for fund shares redeemed	139	166	1,248	1,072	287	271	275
Payable for dividends on securities sold short	—	—	—	—	—	—	—
Payable for interest expense and brokerage charges	—	—	—	—	—	—	—
Payable for trustee fees	5	6	34	14	3	15	15
Payable for other expenses	1	2	14	20	1	22	43
Payable for variation margin on financial derivative instruments	—	1,128	—	307	—	—	—
Payable for deposits from counterparties	—	—	—	9,194	—	—	—
Investment in securities sold short, at value (f)	—	—	—	1,384	—	—	—
Options written, at value (g)	—	—	—	3,077	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	17,014	—	2,203	—	160	—
Unrealized depreciation on OTC swap agreements	—	152	—	951	—	—	—
OTC swap premiums received	—	—	—	1,097	—	—	—
Payable upon return of securities loaned	—	—	13,076	53,947	25,453	17,531	13,691
Total liabilities	858	25,088	19,360	117,667	55,622	34,771	16,333
Net assets	$396,483	$515,508	$1,398,545	$2,094,257	$428,204	$433,521	$359,019
Net assets consist of:
Paid-in capital	$346,451	$486,041	$1,417,826	$1,950,039	$362,258	$410,167	$333,435
Undistributed (excess of distributions over) net investment income (loss)	3,819	(2,953)	3,838	19,082	10,760	9,266	7,244
Accumulated net realized gain (loss)	8,715	34,374	(42,323)	29,514	28,714	(26,152)	(49,809)
Net unrealized appreciation (depreciation) on investments and foreign currency	37,498	(1,954)	19,204	95,622	26,472	40,240	68,149
	$396,483	$515,508	$1,398,545	$2,094,257	$428,204	$433,521	$359,019
Class A
Net assets	$396,483	$515,407	$1,397,713	$2,093,945	$427,990	$433,025	$358,654
Shares outstanding (no par value), unlimited shares authorized	40,717	51,006	137,599	185,080	32,007	42,123	13,349
Net asset value per share	$9.74	$10.10	$10.16	$11.31	$13.37	$10.28	$26.87
Class B
Net assets	N/A	$101	$832	$312	$214	$496	$365
Shares outstanding (no par value), unlimited shares authorized	N/A	10	81	27	16	47	13
Net asset value per share	N/A	$10.14	$10.24	$11.38	$13.41	$10.55	$27.15

(a) Investments - unaffiliated, at cost	$—	$318,506	$1,357,191	$2,030,600	$391,495	$367,998	$282,487
(b) Investments - affiliated, at cost	359,049	185,277	35,884	61,012	48,553	48,288	23,253
(c) Total investments, at cost	$359,049	$503,783	$1,393,075	$2,091,612	$440,048	$416,286	$305,740
(d) Including value of securities on loan	$—	$—	$12,576	$52,524	$24,228	$16,890	$13,277
(e) Foreign currency (overdraft), at cost	—	(63)	603	644	138	44	146
(f) Proceeds from securities sold short	—	—	—	1,124	—	—	—
(g) Premiums from options written	—	—	—	3,444	—	—	—
(h) Consolidated Statement of Assets and Liabilities.

See accompanying Notes to Financial Statements.

	JNL/DFA U.S. Core Equity Fund	JNL/Eagle SmallCap Equity Fund	JNL/Eastspring Investments Asia ex-Japan Fund	JNL/Eastspring Investments China-India Fund	JNL/Franklin Templeton Founding Strategy Fund	JNL/Franklin Templeton Global Growth Fund	JNL/Franklin Templeton Global Multisector Bond Fund
Assets
Investments - unaffiliated, at value (a) (d)	$308,282	$1,286,716	$127,778	$317,262	$—	$703,298	$1,093,683
Investments - affiliated, at value (b)	9,814	246,118	7,373	23,044	1,336,973	60,184	207,298
Total investments, at value (c)	318,096	1,532,834	135,151	340,306	1,336,973	763,482	1,300,981
Cash	4	5	98	—	—	—	6,972
Foreign currency (e)	—	—	171	2,492	—	359	17,782
Receivable for investments sold	257	4,689	182	2,771	24	—	290
Receivable for fund shares sold	513	3,168	84	159	694	951	1,010
Receivable from adviser	29	—	—	—	—	—	19
Receivable for dividends and interest	314	495	683	4,088	—	1,607	13,714
Receivable for variation margin on financial derivative instruments	—	—	—	—	—	—	—
Receivable for deposits with brokers and counterparties	—	—	—	—	—	—	9,696
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	—	28,969
Unrealized appreciation on OTC swap agreements	—	—	—	—	—	—	—
OTC swap premiums paid	—	—	—	—	—	—	—
Other assets	1	2	—	2	4	2	2
Total assets	319,214	1,541,193	136,369	349,818	1,337,695	766,401	1,379,435
Liabilities
Cash overdraft	—	—	—	—	—	—	—
Foreign currency overdraft (e)	—	—	—	—	—	—	—
Payable for reverse repurchase agreements	—	—	—	—	—	—	—
Payable for advisory fees	156	729	97	251	—	415	794
Payable for administrative fees	24	109	16	56	56	93	162
Payable for 12b-1 fee (Class A)	17	71	7	18	—	40	71
Payable for investment securities purchased	941	8,388	1,932	2,256	—	1,387	7,616
Payable for fund shares redeemed	124	833	886	392	718	650	785
Payable for dividends on securities sold short	—	—	—	—	—	—	—
Payable for interest expense and brokerage charges	—	—	—	—	—	—	—
Payable for trustee fees	9	25	4	10	42	20	7
Payable for other expenses	1	4	16	15	4	11	4
Payable for variation margin on financial derivative instruments	—	—	—	—	—	—	—
Payable for deposits from counterparties	—	—	—	—	—	—	16,076
Investment in forward sales commitments, at value (f)	—	—	—	—	—	—	—
Options written, at value (g)	—	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	—	10,599
Unrealized depreciation on OTC swap agreements	—	—	—	—	—	—	—
OTC swap premiums received	—	—	—	—	—	—	—
Payable upon return of securities loaned	8,796	207,738	4,044	17,305	—	25,913	38,461
Total liabilities	10,068	217,897	7,002	20,303	820	28,529	74,575
Net assets	$309,146	$1,323,296	$129,367	$329,515	$1,336,875	$737,872	$1,304,860
Net assets consist of:
Paid-in capital	$238,120	$1,003,595	$141,984	$372,474	$1,228,008	$665,497	$1,236,413
Undistributed (excess of distributions over) net investment income (loss)	5,050	198	2,786	7,196	27,689	17,961	46,057
Accumulated net realized gain (loss)	20,047	126,007	(548)	(4,352)	(89,819)	(15,477)	9,205
Net unrealized appreciation (depreciation) on investments and foreign currency	45,929	193,496	(14,855)	(45,803)	170,997	69,891	13,185
	$309,146	$1,323,296	$129,367	$329,515	$1,336,875	$737,872	$1,304,860
Class A
Net assets	$308,862	$1,322,250	$129,174	$329,194	$1,336,875	$737,469	$1,304,507
Shares outstanding (no par value), unlimited shares authorized	33,022	51,319	17,978	50,597	126,493	74,864	110,466
Net asset value per share	$9.35	$25.77	$7.19	$6.51	$10.57	$9.85	$11.81
Class B
Net assets	$284	$1,046	$193	$321	N/A	$403	$353
Shares outstanding (no par value), unlimited shares authorized	29	40	27	49	N/A	41	30
Net asset value per share	$9.79	$26.38	$7.21	$6.56	N/A	$9.88	$11.84

(a) Investments - unaffiliated, at cost	$262,353	$1,093,469	$142,633	$363,052	$—	$633,391	$1,098,373
(b) Investments - affiliated, at cost	9,814	246,118	7,373	23,044	1,165,976	60,184	207,298
(c) Total investments, at cost	$272,167	$1,339,587	$150,006	$386,096	$1,165,976	$693,575	$1,305,671
(d) Including value of securities on loan	$8,553	$203,315	$3,702	$16,138	$—	$24,744	$37,402
(e) Foreign currency, at cost	—	—	170	2,487	—	359	18,068
(f) Proceeds from forward sales commitments	—	—	—	—	—	—	—
(g) Premiums from options written	—	—	—	—	—	—	—

See accompanying Notes to Financial Statements.

	JNL/Franklin Templeton Income Fund	JNL/Franklin Templeton International Small Cap Growth Fund	JNL/Franklin Templeton Mutual Shares Fund	JNL/Franklin Templeton Small Cap Value Fund	JNL/Goldman Sachs Core Plus Bond Fund	JNL/Goldman Sachs Emerging Markets Debt Fund	JNL/Goldman Sachs Mid Cap Value Fund
Assets
Investments - unaffiliated, at value (a) (d)	$1,760,091	$290,671	$876,977	$702,349	$891,321	$814,182	$988,239
Investments - affiliated, at value (b)	279,997	27,062	80,954	42,495	178,544	88,132	50,788
Total investments, at value (c)	2,040,088	317,733	957,931	744,844	1,069,865	902,314	1,039,027
Cash	368	—	205	6	10,157	12,069	6
Foreign currency (e)	4,287	150	768	—	609	1,512	—
Receivable for investments sold	—	518	457	99	176,633	17,444	20,504
Receivable for fund shares sold	3,167	1,065	859	2,233	586	1,168	2,098
Receivable from adviser	—	—	—	—	—	9	10
Receivable for dividends and interest	15,691	683	2,324	358	4,798	15,699	1,652
Receivable for variation margin on financial derivative instruments	—	—	—	—	878	154	—
Receivable for deposits with brokers and counterparties	—	—	—	—	910	3,004	—
Unrealized appreciation on forward foreign currency contracts	—	—	1,900	—	5,024	7,841	—
Unrealized appreciation on OTC swap agreements	—	—	—	—	8,439	2,705	—
OTC swap premiums paid	—	—	—	—	4,100	—	—
Other assets	5	1	2	2	4	4	2
Total assets	2,063,606	320,150	964,446	747,542	1,282,003	963,923	1,063,299
Liabilities
Cash overdraft	—	—	—	—	—	—	—
Foreign currency overdraft (e)	—	—	—	—	—	—	—
Payable for reverse repurchase agreements	—	—	—	—	—	—	—
Payable for advisory fees	953	245	570	472	421	522	580
Payable for administrative fees	152	39	79	60	73	110	82
Payable for 12b-1 fee (Class A)	100	17	52	40	47	47	53
Payable for investment securities purchased	30,105	531	12,503	17	344,893	28,409	29,192
Payable for fund shares redeemed	1,734	685	579	659	3,227	1,420	907
Payable for dividends on securities sold short	—	—	—	—	—	—	—
Payable for interest expense and brokerage charges	—	—	—	—	—	—	—
Payable for trustee fees	43	7	24	14	42	20	22
Payable for other expenses	5	10	25	2	2	3	2
Payable for variation margin on financial derivative instruments	—	—	—	—	417	177	—
Payable for deposits from counterparties	—	—	—	—	1,390	720	—
Investment in forward sales commitments, at value (f)	—	—	—	—	21,691	—	—
Options written, at value (g)	—	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	288	—	4,179	8,235	—
Unrealized depreciation on OTC swap agreements	—	—	—	—	8,511	5,318	—
OTC swap premiums received	—	—	—	—	6,279	—	—
Payable upon return of securities loaned	185,671	8,996	—	11,589	28,412	43,502	28,935
Total liabilities	218,763	10,530	14,120	12,853	419,584	88,483	59,773
Net assets	$1,844,843	$309,620	$950,326	$734,689	$862,419	$875,440	$1,003,526
Net assets consist of:
Paid-in capital	$1,732,286	$258,397	$818,354	$518,260	$807,341	$827,768	$757,318
Undistributed (excess of distributions over) net investment income (loss)	117,593	6,862	22,240	8,900	29,162	71,612	3,518
Accumulated net realized gain (loss)	(88,045)	9,544	(9,720)	84,669	32,922	33,852	145,485
Net unrealized appreciation (depreciation) on investments and foreign currency	83,009	34,817	119,452	122,860	(7,006)	(57,792)	97,205
	$1,844,843	$309,620	$950,326	$734,689	$862,419	$875,440	$1,003,526
Class A
Net assets	$1,844,243	$309,416	$949,827	$734,276	$862,040	$875,234	$987,430
Shares outstanding (no par value), unlimited shares authorized	165,777	33,082	91,472	52,949	70,833	66,767	77,467
Net asset value per share	$11.12	$9.35	$10.38	$13.87	$12.17	$13.11	$12.75
Class B
Net assets	$600	$204	$499	$413	$379	$206	$16,096
Shares outstanding (no par value), unlimited shares authorized	56	22	48	30	31	16	1,259
Net asset value per share	$10.74	$9.42	$10.47	$13.86	$12.37	$13.22	$12.79

(a) Investments - unaffiliated, at cost	$1,677,011	$255,851	$759,118	$579,489	$902,353	$870,056	$891,601
(b) Investments - affiliated, at cost	279,997	27,062	80,954	42,495	178,544	88,132	50,788
(c) Total investments, at cost	$1,957,008	$282,913	$840,072	$621,984	$1,080,897	$958,188	$942,389
(d) Including value of securities on loan	$181,726	$8,607	$—	$11,638	$27,800	$42,246	$28,466
(e) Foreign currency, at cost	4,341	153	766	—	614	1,500	—
(f) Proceeds from forward sales commitments	—	—	—	—	21,995	—	—
(g) Premiums from options written	—	—	—	—	—	—	—

See accompanying Notes to Financial Statements.

	JNL/Goldman Sachs U.S. Equity Flex Fund	JNL/Invesco Global Real Estate Fund	JNL/Invesco International Growth Fund	JNL/Invesco Large Cap Growth Fund	JNL/Invesco Small Cap Growth Fund	JNL/Ivy Asset Strategy Fund	JNL/JPMorgan International Value Fund
Assets
Investments - unaffiliated, at value (a) (d)	$196,005	$1,449,301	$814,908	$969,232	$464,733	$2,329,445	$529,828
Investments - affiliated, at value (b)	5,416	45,487	93,355	24,563	45,290	97,810	19,281
Total investments, at value (c)	201,421	1,494,788	908,263	993,795	510,023	2,427,255	549,109
Cash	—	—	—	24	—	5,430	—
Foreign currency (e)	—	822	1,457	—	—	3,270	906
Receivable for investments sold	1,441	10,180	5,956	8,838	2,063	31,138	8,512
Receivable for fund shares sold	127	3,606	3,218	1,983	717	2,266	224
Receivable from adviser	—	—	—	—	10	—	—
Receivable for dividends and interest	290	5,978	2,757	546	155	5,560	2,455
Receivable for variation margin on financial derivative instruments	—	—	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	4,018	797
Unrealized appreciation on OTC swap agreements	—	—	—	—	—	—	—
OTC swap premiums paid	—	—	—	—	—	—	—
Other assets	—	3	2	3	1	5	1
Total assets	203,279	1,515,377	921,653	1,005,189	512,969	2,478,942	562,004
Liabilities
Cash overdraft	—	—	—	—	—	—	—
Foreign currency overdraft (e)	—	—	—	—	—	—	—
Payable for reverse repurchase agreements	—	—	—	—	—	—	—
Payable for advisory fees	105	853	468	537	321	1,667	300
Payable for administrative fees	18	182	110	82	39	293	68
Payable for 12b-1 fee (Class A)	9	79	48	53	26	128	29
Payable for investment securities purchased	1,473	13,080	5,191	13,740	9,098	44,847	5,233
Payable for fund shares redeemed	201	1,279	1,417	829	626	997	160
Payable for dividends on securities sold short	48	—	—	—	—	—	—
Payable for interest expense and brokerage charges	35	—	—	—	—	—	—
Payable for trustee fees	5	25	27	36	7	34	28
Payable for other expenses	—	8	36	3	1	44	76
Payable for variation margin on financial derivative instruments	—	—	—	—	—	—	—
Payable for deposits from counterparties	—	—	—	—	—	5,110	—
Investment in securities sold short, at value (f)	43,781	—	—	—	—	—	—
Options written, at value (g)	—	—	—	—	—	5,219	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	—	3,569
Unrealized depreciation on OTC swap agreements	—	—	—	—	—	—	—
OTC swap premiums received	—	—	—	—	—	—	—
Payable upon return of securities loaned	—	19,652	26,253	3,851	27,352	74,561	11,625
Total liabilities	45,675	35,158	33,550	19,131	37,470	132,900	21,088
Net assets	$157,604	$1,480,219	$888,103	$986,058	$475,499	$2,346,042	$540,916
Net assets consist of:
Paid-in capital	$125,494	$1,326,976	$873,406	$744,839	$369,963	$2,083,214	$711,222
Undistributed (excess of distributions over) net investment income (loss)	372	43,218	19,084	4,037	465	48,407	28,547
Accumulated net realized gain (loss)	15,125	48,063	(90,053)	132,045	36,912	61,823	(234,250)
Net unrealized appreciation (depreciation) on investments and foreign currency	16,613	61,962	85,666	105,137	68,159	152,598	35,397
	$157,604	$1,480,219	$888,103	$986,058	$475,499	$2,346,042	$540,916
Class A
Net assets	$157,319	$1,479,312	$887,543	$985,098	$475,044	$2,345,436	$540,292
Shares outstanding (no par value), unlimited shares authorized	15,904	148,162	80,140	70,670	28,867	184,487	74,269
Net asset value per share	$9.89	$9.98	$11.07	$13.94	$16.46	$12.71	$7.27
Class B
Net assets	$285	$907	$560	$960	$455	$606	$624
Shares outstanding (no par value), unlimited shares authorized	29	90	48	68	27	48	84
Net asset value per share	$9.97	$10.10	$11.61	$14.10	$16.83	$12.58	$7.44

(a) Investments - unaffiliated, at cost	$176,076	$1,389,604	$729,235	$864,095	$396,574	$2,180,332	$491,594
(b) Investments - affiliated, at cost	5,416	45,487	93,355	24,563	45,290	97,810	19,281
(c) Total investments, at cost	$181,492	$1,435,091	$822,590	$888,658	$441,864	$2,278,142	$510,875
(d) Including value of securities on loan	$—	$18,743	$25,132	$3,690	$26,616	$70,531	$10,908
(e) Foreign currency, at cost	—	825	1,442	—	—	3,285	924
(f) Proceeds from securities sold short	40,464	—	—	—	—	—	—
(g) Premiums from options written	—	—	—	—	—	4,735	—

See accompanying Notes to Financial Statements.

	JNL/JPMorgan MidCap Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/Lazard Emerging Markets Fund	JNL/Lazard Mid Cap Equity Fund	JNL/M&G Global Basics Fund	JNL/M&G Global Leaders Fund	JNL/Mellon Capital 10 x 10 Fund
Assets
Investments - unaffiliated, at value (a) (d)	$880,734	$1,338,257	$1,412,927	$239,940	$202,350	$55,755	$—
Investments - affiliated, at value (b)	75,411	37,762	65,423	20,556	35,806	1,265	337,319
Total investments, at value (c)	956,145	1,376,019	1,478,350	260,496	238,156	57,020	337,319
Cash	87	—	—	21	—	18	—
Foreign currency (e)	—	—	3,691	—	1,239	20	—
Receivable for investments sold	16,546	—	129	5,100	1,146	84	551
Receivable for fund shares sold	2,325	675	2,913	120	90	123	6
Receivable from adviser	—	—	8	—	—	—	—
Receivable for dividends and interest	236	5,895	9,735	310	352	79	—
Receivable for variation margin on financial derivative instruments	—	—	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	—	—
Unrealized appreciation on OTC swap agreements	—	—	—	—	—	—	—
OTC swap premiums paid	—	—	—	—	—	—	—
Other assets	1	7	5	1	1	—	1
Total assets	975,340	1,382,596	1,494,831	266,048	240,984	57,344	337,877
Liabilities
Cash overdraft	—	—	—	—	—	—	—
Foreign currency overdraft (e)	—	—	—	—	—	—	—
Payable for reverse repurchase agreements	—	—	—	—	—	—	—
Payable for advisory fees	483	444	1,038	145	152	39	—
Payable for administrative fees	74	115	179	20	26	7	14
Payable for 12b-1 fee (Class A)	48	76	77	13	12	3	—
Payable for investment securities purchased	11,133	—	3,229	4,248	1,878	22	—
Payable for fund shares redeemed	1,829	3,145	2,159	317	80	186	557
Payable for dividends on securities sold short	—	—	—	—	—	—	—
Payable for interest expense and brokerage charges	—	—	—	—	—	—	—
Payable for trustee fees	15	43	39	11	6	1	9
Payable for other expenses	2	3	20	1	6	—	1
Payable for variation margin on financial derivative instruments	—	—	—	—	—	—	—
Investment in forward sales commitments, at value (f)	—	—	—	—	—	—	—
Options written, at value (g)	—	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	—	—
Unrealized depreciation on OTC swap agreements	—	—	—	—	—	—	—
OTC swap premiums received	—	—	—	—	—	—	—
Payable upon return of securities loaned	60,308	286	45,289	14,103	27,003	1,254	—
Total liabilities	73,892	4,112	52,030	18,858	29,163	1,512	581
Net assets	$901,448	$1,378,484	$1,442,801	$247,190	$211,821	$55,832	$337,296
Net assets consist of:
Paid-in capital	$775,800	$1,264,136	$1,456,246	$247,368	$203,990	$48,046	$272,612
Undistributed (excess of distributions over) net investment income (loss)	3,089	61,313	40,386	1,518	5,109	420	7,278
Accumulated net realized gain (loss)	18,596	1,223	33,340	(29,544)	(30)	627	(31,059)
Net unrealized appreciation (depreciation) on investments and foreign currency	103,963	51,812	(87,171)	27,848	2,752	6,739	88,465
	$901,448	$1,378,484	$1,442,801	$247,190	$211,821	$55,832	$337,296
Class A
Net assets	$901,204	$1,377,557	$1,442,229	$246,948	$211,770	$55,660	$337,296
Shares outstanding (no par value), unlimited shares authorized	35,590	100,475	138,599	18,480	15,892	4,242	34,181
Net asset value per share	$25.32	$13.71	$10.41	$13.36	$13.33	$13.12	$9.87
Class B
Net assets	$244	$927	$572	$242	$51	$172	N/A
Shares outstanding (no par value), unlimited shares authorized	10	65	55	18	4	13	N/A
Net asset value per share	$25.58	$14.34	$10.47	$13.49	$13.40	$13.16	N/A

(a) Investments - unaffiliated, at cost	$776,771	$1,286,445	$1,500,085	$212,223	$199,589	$49,015	$—
(b) Investments - affiliated, at cost	75,411	37,762	65,423	20,556	35,806	1,265	248,854
(c) Total investments, at cost	$852,182	$1,324,207	$1,565,508	$232,779	$235,395	$50,280	$248,854
(d) Including value of securities on loan	$59,106	$280	$43,543	$13,925	$25,738	$1,204	$—
(e) Foreign currency, at cost	—	—	3,689	—	1,247	21	—
(f) Proceeds from forward sales commitments	—	—	—	—	—	—	—
(g) Premiums from options written	—	—	—	—	—	—	—

See accompanying Notes to Financial Statements.

	JNL/Mellon Capital Index 5 Fund	JNL/Mellon Capital Emerging Markets Index Fund	JNL/Mellon Capital European 30 Fund	JNL/Mellon Capital Pacific Rim 30 Fund	JNL/Mellon Capital S&P 500 Index Fund	JNL/Mellon Capital S&P 400 MidCap Index Fund	JNL/Mellon Capital Small Cap Index Fund
Assets
Investments - unaffiliated, at value (a) (d)	$—	$496,090	$41,696	$136,521	$1,985,002	$1,287,617	$1,259,952
Investments - affiliated, at value (b)	615,362	11,394	3,248	4,794	86,723	100,229	146,799
Total investments, at value (c)	615,362	507,484	44,944	141,315	2,071,725	1,387,846	1,406,751
Cash	—	10,414	—	—	28	14	1,823
Foreign currency (e)	—	1,288	33	—	—	—	—
Receivable for investments sold	146	30	—	—	265	1,114	96,570
Receivable for fund shares sold	186	1,429	764	343	2,862	1,506	872
Receivable from adviser	—	—	—	—	16	—	—
Receivable for dividends and interest	—	2,873	219	134	2,462	1,190	1,615
Receivable for variation margin on financial derivative instruments	—	43	—	—	—	8	102
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	—	—
Unrealized appreciation on OTC swap agreements	—	—	—	—	—	—	—
OTC swap premiums paid	—	—	—	—	—	—	—
Other assets	1	1	—	—	3	2	3
Total assets	615,695	523,562	45,960	141,792	2,077,361	1,391,680	1,507,736
Liabilities
Cash overdraft	—	—	—	—	—	—	—
Foreign currency overdraft (e)	—	—	—	—	—	—	—
Payable for reverse repurchase agreements	—	—	—	—	—	—	—
Payable for advisory fees	—	163	13	36	410	273	267
Payable for administrative fees	25	61	6	22	169	107	104
Payable for 12b-1 fee (Class A)	—	26	2	7	111	69	68
Payable for investment securities purchased	—	10,126	—	—	—	4,289	112,030
Payable for fund shares redeemed	332	255	63	137	1,075	887	996
Payable for dividends on securities sold short	—	—	—	—	—	—	—
Payable for interest expense and brokerage charges	—	—	—	—	—	—	—
Payable for trustee fees	12	4	1	2	55	30	33
Payable for other expenses	2	58	—	—	191	120	19
Payable for variation margin on financial derivative instruments	—	—	—	—	300	51	218
Investment in forward sales commitments, at value (f)	—	—	—	—	—	—	—
Options written, at value (g)	—	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	—	—
Unrealized depreciation on OTC swap agreements	—	—	—	—	—	—	—
OTC swap premiums received	—	—	—	—	—	—	—
Payable upon return of securities loaned	—	11,394	3,087	4,749	20,284	85,724	127,216
Total liabilities	371	22,087	3,172	4,953	22,595	91,550	240,951
Net assets	$615,324	$501,475	$42,788	$136,839	$2,054,766	$1,300,130	$1,266,785
Net assets consist of:
Paid-in capital	$496,092	$537,336	$43,391	$122,941	$1,574,595	$1,038,109	$963,142
Undistributed (excess of distributions over) net investment income (loss)	9,714	9,510	2,240	5,336	14,874	10,005	11,652
Accumulated net realized gain (loss)	8,388	(7,358)	(3,234)	3,668	(5,694)	23,994	51,440
Net unrealized appreciation (depreciation) on investments and foreign currency	101,130	(38,013)	391	4,894	470,991	228,022	240,551
	$615,324	$501,475	$42,788	$136,839	$2,054,766	$1,300,130	$1,266,785
Class A
Net assets	$615,324	$501,354	$42,642	$136,610	$2,032,470	$1,288,378	$1,250,420
Shares outstanding (no par value), unlimited shares authorized	55,716	52,896	3,964	9,978	151,449	77,879	84,245
Net asset value per share	$11.04	$9.48	$10.76	$13.69	$13.42	$16.54	$14.84
Class B
Net assets	N/A	$121	$146	$229	$22,296	$11,752	$16,365
Shares outstanding (no par value), unlimited shares authorized	N/A	13	14	17	1,628	700	1,089
Net asset value per share	N/A	$9.51	$10.82	$13.79	$13.69	$16.80	$15.03

(a) Investments - unaffiliated, at cost	$—	$534,077	$41,303	$131,617	$1,513,469	$1,061,326	$1,022,004
(b) Investments - affiliated, at cost	514,232	11,394	3,248	4,794	86,741	100,229	146,799
(c) Total investments, at cost	$514,232	$545,471	$44,551	$136,411	$1,600,210	$1,161,555	$1,168,803
(d) Including value of securities on loan	$—	$10,704	$2,906	$4,414	$19,734	$83,520	$123,176
(e) Foreign currency, at cost	—	1,289	34	—	—	—	—
(f) Proceeds from forward sales commitments	—	—	—	—	—	—	—
(g) Premiums from options written	—	—	—	—	—	—	—

See accompanying Notes to Financial Statements.

	JNL/Mellon Capital International Index Fund	JNL/Mellon Capital Bond Index Fund	JNL/Mellon Capital Global Alpha Fund	JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund	JNL/Mellon Capital Utilities Sector Fund	JNL/Morgan Stanley Mid Cap Growth Fund	JNL/Neuberger Berman Strategic Income Fund
Assets
Investments - unaffiliated, at value (a) (d)	$1,817,579	$1,944,007	$356,329	$115,259	$2,540	$31,952	$164,504
Investments - affiliated, at value (b)	121,896	239,709	53,590	1,342	89	5,065	41,773
Total investments, at value (c)	1,939,475	2,183,716	409,919	116,601	2,629	37,017	206,277
Cash	9	547	—	—	—	5	640
Foreign currency (e)	7,935	—	—	—	—	33	36
Receivable for investments sold	—	32,949	—	287	—	58	9,897
Receivable for fund shares sold	4,168	573	209	93	26	300	584
Receivable from adviser	—	—	—	—	—	—	—
Receivable for dividends and interest	6,364	11,822	—	72	4	18	729
Receivable for variation margin on financial derivative instruments	315	—	788	—	—	—	20
Receivable for deposits with brokers and counterparties	—	—	—	—	—	—	444
Unrealized appreciation on forward foreign currency contracts	2	—	12,042	—	—	—	—
Unrealized appreciation on OTC swap agreements	—	—	—	—	—	—	323
OTC swap premiums paid	—	—	—	—	—	—	—
Other assets	4	7	2	—	—	—	—
Total assets	1,958,272	2,229,614	422,960	117,053	2,659	37,431	218,950
Liabilities
Cash overdraft	—	—	—	—	—	—	—
Foreign currency overdraft (e)	—	—	—	—	—	—	—
Payable for reverse repurchase agreements	—	—	—	—	—	—	—
Payable for advisory fees	403	417	341	30	1	19	75
Payable for administrative fees	235	162	51	14	—	4	18
Payable for 12b-1 fee (Class A)	101	107	23	6	—	2	8
Payable for investment securities purchased	—	213,877	—	1,696	88	—	52,276
Payable for fund shares redeemed	1,648	956	114	179	—	25	160
Payable for dividends on securities sold short	—	—	—	—	—	—	—
Payable for interest expense and brokerage charges	—	—	—	—	—	—	—
Payable for trustee fees	46	48	9	—	—	—	1
Payable for other expenses	216	6	1	21	—	1	—
Payable for variation margin on financial derivative instruments	295	—	656	—	—	—	24
Payable for deposits from counterparties	—	—	—	—	—	—	713
Investment in forward sales commitments, at value (f)	—	677	—	—	—	—	—
Options written, at value (g)	—	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	1,383	—	8,003	—	—	—	—
Unrealized depreciation on OTC swap agreements	—	—	—	—	—	—	—
OTC swap premiums received	—	—	—	—	—	—	114
Payable upon return of securities loaned	65,457	57,337	—	—	—	3,086	13,304
Total liabilities	69,784	273,587	9,198	1,946	89	3,137	66,693
Net assets	$1,888,488	$1,956,027	$413,762	$115,107	$2,570	$34,294	$152,257
Net assets consist of:
Paid-in capital	$1,798,697	$1,912,995	$418,754	$98,797	$2,713	$31,169	$153,739
Undistributed (excess of distributions over) net investment income (loss)	35,745	24,649	3,658	780	16	—	1,884
Accumulated net realized gain (loss)	(29,656)	2,909	(7,987)	3,926	(1)	98	47
Net unrealized appreciation (depreciation) on investments and foreign currency	83,702	15,474	(663)	11,604	(158)	3,027	(3,413)
	$1,888,488	$1,956,027	$413,762	$115,107	$2,570	$34,294	$152,257
Class A
Net assets	$1,862,606	$1,951,466	$413,529	$114,980	$2,570	$34,183	$152,138
Shares outstanding (no par value), unlimited shares authorized	147,673	164,229	40,659	9,574	275	3,119	14,733
Net asset value per share	$12.61	$11.88	$10.17	$12.01	$9.33	$10.96	$10.33
Class B
Net assets	$25,882	$4,561	$233	$127	N/A	$111	$119
Shares outstanding (no par value), unlimited shares authorized	1,983	372	23	11	N/A	10	11
Net asset value per share	$13.05	$12.27	$10.24	$12.04	N/A	$10.98	$10.35

(a) Investments - unaffiliated, at cost	$1,733,983	$1,928,569	$360,358	$103,655	$2,698	$28,925	$168,805
(b) Investments - affiliated, at cost	119,511	239,680	53,590	1,342	89	5,065	41,773
(c) Total investments, at cost	$1,853,494	$2,168,249	$413,948	$104,997	$2,787	$33,990	$210,578
(d) Including value of securities on loan	$61,704	$56,229	$—	$—	$—	$2,956	$12,993
(e) Foreign currency, at cost	7,984	—	—	—	—	33	39
(f) Proceeds from forward sales commitments	—	684	—	—	—	—	—
(g) Premiums from options written	—	—	—	—	—	—	—

See accompanying Notes to Financial Statements.

	JNL/Oppenheimer Global Growth Fund	JNL/PIMCO Real Return Fund	JNL/PIMCO Total Return Bond Fund	JNL/PPM America Floating Rate Income Fund	JNL/PPM America High Yield Bond Fund	JNL/PPM America Mid Cap Value Fund	JNL/PPM America Small Cap Value Fund
Assets
Investments - unaffiliated, at value (a) (d)	$761,242	$4,745,836	$6,748,886	$1,163,054	$2,127,201	$256,593	$141,729
Investments - affiliated, at value (b)	36,651	5,654	51,496	—	404,863	10,941	12,702
Total investments, at value (c)	797,893	4,751,490	6,800,382	1,163,054	2,532,064	267,534	154,431
Cash	—	1,717	6,191	1,726	725	—	—
Foreign currency (e)	201	192	2,077	—	—	—	—
Receivable for investments sold	949	1,753,988	567,889	13,910	8,657	3,605	1,632
Receivable for fund shares sold	1,399	2,622	7,490	4,274	8,885	437	162
Receivable from adviser	—	—	—	—	—	—	—
Receivable for dividends and interest	668	15,926	26,639	4,440	35,621	321	124
Receivable for variation margin on financial derivative instruments	—	106	354	—	13	—	—
Receivable for deposits with brokers and counterparties	—	367	20	—	369	—	—
Unrealized appreciation on forward foreign currency contracts	—	9,867	6,500	—	—	—	—
Unrealized appreciation on OTC swap agreements	—	2,182	1,590	—	—	—	—
OTC swap premiums paid	—	1,385	1,409	—	—	—	—
Other assets	1	14	21	3	6	—	—
Total assets	801,111	6,539,856	7,420,562	1,187,407	2,586,340	271,897	156,349
Liabilities
Cash overdraft	—	—	—	—	—	2,403	719
Payable for reverse repurchase agreements	—	1,548	—	—	—	—	—
Payable for advisory fees	409	1,020	2,438	484	814	159	87
Payable for administrative fees	96	210	488	115	188	22	12
Payable for 12b-1 fee (Class A)	42	133	315	55	120	14	7
Payable for investment securities purchased	832	1,778,609	1,535,361	166,915	37,628	—	551
Payable for fund shares redeemed	848	6,245	10,775	4,387	5,728	1,240	183
Payable for treasury roll transactions	—	2,290,056	—	—	—	—	—
Payable for dividends on securities sold short	—	—	—	—	—	—	—
Payable for interest expense and brokerage charges	—	—	—	—	—	—	—
Payable for trustee fees	21	74	135	8	41	3	2
Payable for other expenses	26	28	18	11	7	1	—
Payable for variation margin on financial derivative instruments	—	348	1,401	—	46	—	—
Payable for deposits from counterparties	—	1,820	7,809	—	—	—	—
Investment in forward sales commitments, at value (f)	—	—	—	—	—	—	—
Options written, at value (g)	—	4,695	14,304	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	13,641	12,627	—	—	—	—
Unrealized depreciation on OTC swap agreements	—	6,993	2,183	—	—	—	—
OTC swap premiums received	—	201	1,864	—	—	—	—
Payable upon return of securities loaned	23,231	5,654	51,496	—	327,835	10,941	12,702
Total liabilities	25,505	4,111,275	1,641,214	171,975	372,407	14,783	14,263
Net assets	$775,606	$2,428,581	$5,779,348	$1,015,432	$2,213,933	$257,114	$142,086
Net assets consist of:
Paid-in capital	$641,136	$2,452,268	$5,750,165	$980,877	$2,058,061	$226,234	$122,695
Undistributed (excess of distributions over) net investment income (loss)	14,630	14,016	34,924	38,019	77,966	2,382	347
Accumulated net realized gain (loss)	7,929	61,508	59,747	835	42,461	(814)	1,810
Net unrealized appreciation (depreciation) on investments and foreign currency	111,911	(99,211)	(65,488)	(4,299)	35,445	29,312	17,234
	$775,606	$2,428,581	$5,779,348	$1,015,432	$2,213,933	$257,114	$142,086
Class A
Net assets	$774,703	$2,427,692	$5,756,673	$1,015,432	$2,201,348	$256,897	$131,920
Shares outstanding (no par value), unlimited shares authorized	63,099	205,052	454,540	94,367	300,356	20,751	11,759
Net asset value per share	$12.28	$11.84	$12.66	$10.76	$7.33	$12.38	$11.22
Class B
Net assets	$903	$889	$22,675	N/A	$12,585	$217	$10,166
Shares outstanding (no par value), unlimited shares authorized	73	74	1,677	N/A	1,535	17	904
Net asset value per share	$12.44	$11.96	$13.52	N/A	$8.20	$12.43	$11.25

(a) Investments - unaffiliated, at cost	$649,328	$4,838,641	$6,804,274	$1,167,354	$2,092,442	$227,281	$124,495
(b) Investments - affiliated, at cost	36,651	5,654	51,496	—	404,863	10,941	12,702
(c) Total investments, at cost	$685,979	$4,844,295	$6,855,770	$1,167,354	$2,497,305	$238,222	$137,197
(d) Including value of securities on loan	$22,199	$5,538	$50,153	$—	$321,358	$10,670	$12,358
(e) Foreign currency, at cost	201	195	2,087	—	—	—	—
(f) Proceeds from forward sales commitments	—	—	—	—	—	—	—
(g) Premiums from options written	—	3,905	6,119	—	—	—	—

See accompanying Notes to Financial Statements.

	JNL/PPM America Value Equity Fund	JNL/Red Rocks Listed Private Equity Fund	JNL/S&P Competitive Advantage Fund	JNL/S&P Dividend Income & Growth Fund	JNL/S&P Intrinsic Value Fund	JNL/S&P Total Yield Fund	JNL/S&P 4 Fund
Assets
Investments - unaffiliated, at value (a) (d)	$144,015	$653,397	$1,129,385	$1,674,421	$1,033,947	$790,012	$—
Investments - affiliated, at value (b)	473	4,400	23,350	61,781	22,380	62,396	1,829,394
Total investments, at value (c)	144,488	657,797	1,152,735	1,736,202	1,056,327	852,408	1,829,394
Cash	—	—	—	—	—	—	—
Foreign currency (e)	—	691	—	—	—	—	—
Receivable for investments sold	—	30	—	—	—	—	—
Receivable for fund shares sold	1,294	719	4,068	4,953	1,171	956	5,281
Receivable from adviser	—	—	—	—	—	—	—
Receivable for dividends and interest	241	1,365	294	1,792	2,358	1,855	—
Receivable for variation margin on financial derivative instruments	—	—	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	—	—
Unrealized appreciation on OTC swap agreements	—	—	—	—	—	—	—
OTC swap premiums paid	—	—	—	—	—	—	—
Other assets	—	2	1	2	1	1	3
Total assets	146,023	660,604	1,157,098	1,742,949	1,059,857	855,220	1,834,678
Liabilities
Cash overdraft	—	—	—	—	—	—	—
Foreign currency overdraft (e)	—	—	—	—	—	—	—
Payable for reverse repurchase agreements	—	—	—	—	—	—	—
Payable for advisory fees	66	446	343	498	316	246	—
Payable for administrative fees	11	82	93	136	84	64	74
Payable for 12b-1 fee (Class A)	8	36	61	91	56	43	—
Payable for investment securities purchased	—	1,396	9,337	11,980	5,503	3,885	3,520
Payable for fund shares redeemed	224	312	1,456	1,716	459	425	1,762
Payable for dividends on securities sold short	—	—	—	—	—	—	—
Payable for interest expense and brokerage charges	—	—	—	—	—	—	—
Payable for trustee fees	8	16	15	21	15	12	32
Payable for other expenses	—	32	3	4	3	2	4
Payable for variation margin on financial derivative instruments	—	—	—	—	—	—	—
Investment in forward sales commitments, at value (f)	—	—	—	—	—	—	—
Options written, at value (g)	—	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	—	—
Unrealized depreciation on OTC swap agreements	—	—	—	—	—	—	—
OTC swap premiums received	—	—	—	—	—	—	—
Payable upon return of securities loaned	—	1,039	9,151	45,407	17,000	58,223	—
Total liabilities	317	3,359	20,459	59,853	23,436	62,900	5,392
Net assets	$145,706	$657,245	$1,136,639	$1,683,096	$1,036,421	$792,320	$1,829,286
Net assets consist of:
Paid-in capital	$217,963	$500,393	$860,800	$1,271,488	$772,263	$588,294	$1,271,909
Undistributed (excess of distributions over) net investment income (loss)	3,015	28,915	10,980	58,429	19,560	16,346	16,370
Accumulated net realized gain (loss)	(101,698)	2,621	93,184	101,179	62,948	42,378	62,634
Net unrealized appreciation (depreciation) on investments and foreign currency	26,426	125,316	171,675	252,000	181,650	145,302	478,373
	$145,706	$657,245	$1,136,639	$1,683,096	$1,036,421	$792,320	$1,829,286
Class A
Net assets	$145,219	$656,780	$1,136,291	$1,682,481	$1,035,802	$791,865	$1,829,286
Shares outstanding (no par value), unlimited shares authorized	9,493	62,311	78,276	124,947	76,030	61,253	126,162
Net asset value per share	$15.30	$10.54	$14.52	$13.47	$13.62	$12.93	$14.50
Class B
Net assets	$487	$465	$348	$615	$619	$455	N/A
Shares outstanding (no par value), unlimited shares authorized	32	44	24	45	45	35	N/A
Net asset value per share	$15.37	$10.62	$14.56	$13.57	$13.78	$12.99	N/A

(a) Investments - unaffiliated, at cost	$117,589	$528,072	$957,710	$1,422,421	$852,297	$644,710	$—
(b) Investments - affiliated, at cost	473	4,400	23,350	61,781	22,380	62,396	1,351,021
(c) Total investments, at cost	$118,062	$532,472	$981,060	$1,484,202	$874,677	$707,106	$1,351,021
(d) Including value of securities on loan	$—	$984	$9,135	$44,494	$16,444	$56,804	$—
(e) Foreign currency, at cost	—	694	—	—	—	—	—
(f) Proceeds from forward sales commitments	—	—	—	—	—	—	—
(g) Premiums from options written	—	—	—	—	—	—	—

See accompanying Notes to Financial Statements.

	JNL/S&P Managed Conservative Fund	JNL/S&P Managed Moderate Fund	JNL/S&P Managed Moderate Growth Fund	JNL/S&P Managed Growth Fund	JNL/S&P Managed Aggressive Growth Fund	JNL/T. Rowe Price Established Growth Fund	JNL/T. Rowe Price Mid-Cap Growth Fund
Assets
Investments - unaffiliated, at value (a) (d)	$—	$—	$—	$—	$—	$3,351,872	$1,942,258
Investments - affiliated, at value (b)	1,826,129	3,098,744	5,279,075	3,687,051	1,227,715	137,871	223,120
Total investments, at value (c)	1,826,129	3,098,744	5,279,075	3,687,051	1,227,715	3,489,743	2,165,378
Cash	—	—	—	—	—	—	—
Foreign currency (e)	—	—	—	—	—	—	—
Receivable for investments sold	—	1,570	—	—	—	32,775	13,078
Receivable for fund shares sold	1,700	4,183	5,121	4,115	1,605	2,274	3,637
Receivable from adviser	—	—	—	—	—	—	—
Receivable for dividends and interest	—	—	—	—	—	1,249	542
Receivable for variation margin on financial derivative instruments	—	—	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	—	—
Unrealized appreciation on OTC swap agreements	—	—	—	—	—	—	—
OTC swap premiums paid	—	—	—	—	—	—	—
Other assets	7	9	14	9	3	6	5
Total assets	1,827,836	3,104,506	5,284,210	3,691,175	1,229,323	3,526,047	2,182,640
Liabilities
Cash overdraft	—	—	—	—	—	—	—
Foreign currency overdraft (e)	—	—	—	—	—	—	—
Payable for reverse repurchase agreements	—	—	—	—	—	—	—
Payable for advisory fees	142	226	369	264	101	1,558	1,180
Payable for administrative fees	77	128	218	152	51	278	168
Payable for 12b-1 fee (Class A)	—	—	—	—	—	181	108
Payable for investment securities purchased	152	—	1,606	2,855	492	38,634	6,109
Payable for fund shares redeemed	1,548	5,753	3,514	1,259	1,113	3,269	1,434
Payable for dividends on securities sold short	—	—	—	—	—	—	—
Payable for interest expense and brokerage charges	—	—	—	—	—	—	—
Payable for trustee fees	40	67	121	96	38	72	55
Payable for other expenses	5	8	14	10	4	17	5
Payable for variation margin on financial derivative instruments	—	—	—	—	—	—	—
Investment in forward sales commitments, at value (f)	—	—	—	—	—	—	—
Options written, at value (g)	—	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	—	—
Unrealized depreciation on OTC swap agreements	—	—	—	—	—	—	—
OTC swap premiums received	—	—	—	—	—	—	—
Payable upon return of securities loaned	—	—	—	—	—	101,217	126,123
Total liabilities	1,964	6,182	5,842	4,636	1,799	145,226	135,182
Net assets	$1,825,872	$3,098,324	$5,278,368	$3,686,539	$1,227,524	$3,380,821	$2,047,458
Net assets consist of:
Paid-in capital	$1,748,823	$2,883,339	$4,782,118	$3,204,008	$1,066,112	$2,621,589	$1,499,001
Undistributed (excess of distributions over) net investment income (loss)	9,091	12,451	23,670	32,184	8,575	1,219	(11,443)
Accumulated net realized gain (loss)	23,957	60,864	120,117	88,673	(1,706)	66,912	86,310
Net unrealized appreciation (depreciation) on investments and foreign currency	44,001	141,670	352,463	361,674	154,543	691,101	473,590
	$1,825,872	$3,098,324	$5,278,368	$3,686,539	$1,227,524	$3,380,821	$2,047,458
Class A
Net assets	$1,825,872	$3,098,324	$5,278,368	$3,686,539	$1,227,524	$3,332,854	$1,998,625
Shares outstanding (no par value), unlimited shares authorized	158,519	255,744	414,261	291,264	85,813	120,401	59,611
Net asset value per share	$11.52	$12.11	$12.74	$12.66	$14.30	$27.68	$33.53
Class B
Net assets	N/A	N/A	N/A	N/A	N/A	$47,967	$48,833
Shares outstanding (no par value), unlimited shares authorized	N/A	N/A	N/A	N/A	N/A	1,704	1,423
Net asset value per share	N/A	N/A	N/A	N/A	N/A	$28.15	$34.33

(a) Investments - unaffiliated, at cost	$—	$—	$—	$—	$—	$2,660,770	$1,468,667
(b) Investments - affiliated, at cost	1,782,128	2,957,074	4,926,612	3,325,377	1,073,172	137,871	223,120
(c) Total investments, at cost	$1,782,128	$2,957,074	$4,926,612	$3,325,377	$1,073,172	$2,798,641	$1,691,787
(d) Including value of securities on loan	$—	$—	$—	$—	$—	$99,019	$123,385
(e) Foreign currency, at cost	—	—	—	—	—	—	—
(f) Proceeds from forward sales commitments	—	—	—	—	—	—	—
(g) Premiums from options written	—	—	—	—	—	—	—

See accompanying Notes to Financial Statements.

	JNL/T. Rowe Price Short- Term Bond Fund	JNL/T. Rowe Price Value Fund	JNL/UBS Large Cap Select Growth Fund	JNL/WMC Balanced Fund	JNL/WMC Money Market Fund	JNL/WMC Value Fund
Assets
Investments - unaffiliated, at value (a) (d)	$1,939,105	$2,047,591	$473,176	$2,820,022	$863,802	$1,571,932
Investments - affiliated, at value (b)	76,460	125,844	19,419	260,224	—	50,065
Repurchase agreements (a)	—	—	—	—	610,600	—
Total investments, at value (c)	2,015,565	2,173,435	492,595	3,080,246	1,474,402	1,621,997
Cash	106	3	—	339	1	194
Foreign currency (e)	—	—	—	—	—	—
Receivable for investments sold	7,861	719	1,454	104,323	—	—
Receivable for fund shares sold	1,712	3,081	235	6,903	10,423	2,018
Receivable from adviser	—	14	—	—	434	—
Receivable for dividends and interest	9,661	1,745	180	6,299	1,202	1,987
Receivable for variation margin on financial derivative instruments	—	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	—
Unrealized appreciation on OTC swap agreements	—	—	—	—	—	—
OTC swap premiums paid	—	—	—	—	—	—
Other assets	7	4	1	6	7	3
Total assets	2,034,912	2,179,001	494,465	3,198,116	1,486,469	1,626,199
Liabilities
Cash overdraft	—	—	—	—	—	—
Foreign currency overdraft (e)	—	—	—	—	—	—
Payable for reverse repurchase agreements	—	—	—	—	—	—
Payable for advisory fees	660	1,043	271	1,010	290	629
Payable for administrative fees	164	170	41	232	111	133
Payable for 12b-1 fee (Class A)	110	112	27	154	79	86
Payable for investment securities purchased	11,534	1,853	—	219,881	—	5,603
Payable for fund shares redeemed	3,107	2,031	510	1,768	7,825	2,041
Payable for dividends on securities sold short	—	—	—	—	—	—
Payable for interest expense and brokerage charges	—	—	—	—	—	—
Payable for trustee fees	38	49	24	56	50	45
Payable for other expenses	14	22	10	11	4	7
Payable for variation margin on financial derivative instruments	15	—	—	—	—	—
Investment in forward sales commitments, at value (f)	—	—	—	68,452	—	—
Options written, at value (g)	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	—
Unrealized depreciation on OTC swap agreements	—	—	—	9	—	—
OTC swap premiums received	—	—	—	55	—	—
Payable upon return of securities loaned	6,145	110,467	5,084	65,696	—	10,897
Total liabilities	21,787	115,747	5,967	357,324	8,359	19,441
Net assets	$2,013,125	$2,063,254	$488,498	$2,840,792	$1,478,110	$1,606,758
Net assets consist of:
Paid-in capital	$2,015,424	$1,516,448	$354,749	$2,321,716	$1,478,142	$1,212,009
Undistributed (excess of distributions over) net investment income (loss)	25,506	37,519	(498)	63,130	(37)	33,121
Accumulated net realized gain (loss)	(26,424)	143,898	87,877	107,011	5	31,454
Net unrealized appreciation (depreciation) on investments and foreign currency	(1,381)	365,389	46,370	348,935	—	330,174
	$2,013,125	$2,063,254	$488,498	$2,840,792	$1,478,110	$1,606,758
Class A
Net assets	$2,012,927	$2,061,996	$488,210	$2,839,450	$1,470,574	$1,582,701
Shares outstanding (no par value), unlimited shares authorized	201,257	142,141	20,673	143,143	1,470,602	73,704
Net asset value per share	$10.00	$14.51	$23.62	$19.84	$1.00	$21.47
Class B
Net assets	$198	$1,258	$288	$1,342	$7,536	$24,057
Shares outstanding (no par value), unlimited shares authorized	20	84	12	66	7,537	1,100
Net asset value per share	$10.11	$14.92	$24.13	$20.29	$1.00	$21.88

(a) Investments - unaffiliated, at cost	$1,940,415	$1,682,202	$426,806	$2,471,272	$1,474,402	$1,241,758
(b) Investments - affiliated, at cost	76,460	125,844	19,419	260,224	—	50,065
(c) Total investments, at cost	$2,016,875	$1,808,046	$446,225	$2,731,496	$1,474,402	$1,291,823
(d) Including value of securities on loan	$6,018	$107,868	$4,970	$64,037	$—	$10,557
(e) Foreign currency, at cost	—	—	—	—	—	—
(f) Proceeds from forward sales commitments	—	—	—	68,646	—	—
(g) Premiums from options written	—	—	—	—	—	—

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2013

	JNL/American Funds Blue Chip Income and Growth Fund(b)	JNL/American Funds Global Bond Fund(b)	JNL/American Funds Global Small Capitalization Fund(b)	JNL/American Funds Growth- Income Fund(b)	JNL/American Funds International Fund(b)	JNL/American Funds New World Fund(b)	JNL Institutional Alt 20 Fund
Investment income
Dividends (a)	$—	$—	$—	$—	$—	$—	$—
Dividends received from master fund (a)	3,846	—	2,334	4,106	1,753	1,783	—
Foreign taxes withheld	—	—	—	—	—	—	—
Interest	—	—	—	—	—	—	—
Securities lending (a)	—	—	—	—	—	—	—
Total investment income	3,846	—	2,334	4,106	1,753	1,783	—

Expenses
Advisory fees	2,924	1,616	895	3,673	1,721	2,615	880
Administrative fees	626	346	179	791	304	374	378
12b-1 fees (Class A)	1,044	577	298	1,319	506	622	—
Licensing fees	—	—	—	—	—	—	—
Legal fees	2	1	1	2	1	1	3
Trustee fees	6	4	2	8	3	4	12
Dividends on securities sold short	—	—	—	—	—	—	—
Short holdings borrowing fees	—	—	—	—	—	—	—
Other expenses	5	2	1	6	2	3	10
Total expenses	4,607	2,546	1,376	5,799	2,537	3,619	1,283
Expense waiver	(1,901)	(1,270)	(716)	(2,110)	(1,130)	(1,992)	—
Net expenses	2,706	1,276	660	3,689	1,407	1,627	1,283
Net investment income (loss)	1,140	(1,276)	1,674	417	346	156	(1,283)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	—	—	—	—	1,158	—	—
Affiliated investments	822	759	1,599	10,205	—	1,572	8,947
Distributions from affiliated investment companies	—	5,653	—	—	—	2,392	—
Swap agreements	—	—	—	—	—	—	—
Foreign currency related items	—	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—	—
Written option contracts	—	—	—	—	—	—	—
Investment securities sold short	—	—	—	—	—	—	—
Brokerage commissions recaptured	—	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	102,324	(30,114)	15,045	95,038	8,820	(18,371)	38,204
OTC swap agreements	—	—	—	—	—	—	—
Foreign currency related items	—	—	—	—	—	—	—
Futures contracts and centrally cleared swap agreements	—	—	—	—	—	—	—
Written option contracts	—	—	—	—	—	—	—
Investment securities sold short	—	—	—	—	—	—	—
Net realized and unrealized gain (loss)	103,146	(23,702)	16,644	105,243	9,978	(14,407)	47,151
Net increase (decrease) in net assets from operations	$104,286	$(24,978)	$18,318	$105,660	$10,324	$(14,251)	$45,868

(a) Income from affiliated investments	$3,846	$—	$2,334	$4,106	$—	$1,783	$—

(b)  The Master Funds for the JNL/American Funds Blue Chip Income and Growth Fund, JNL/American Funds Global Bond Fund, JNL/American Funds Global Small Capitalization Fund, JNL/American Funds Growth-Income Fund, JNL/American Funds International Fund and JNL/American Funds New World Fund are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund’s shareholder report.

See accompanying Notes to Financial Statements.

	JNL Institutional Alt 35 Fund	JNL Institutional Alt 50 Fund	JNL Institutional Alt 65 Fund	JNL/American Funds Balanced Allocation Fund	JNL/American Funds Growth Allocation Fund	JNL Disciplined Moderate Fund	JNL Disciplined Moderate Growth Fund
Investment income
Dividends (a)	$—	$—	$—	$1,353	$915	$—	$—
Dividends received from master fund	—	—	—	—	—	—	—
Foreign taxes withheld	—	—	—	—	—	—	—
Interest	—	—	—	—	—	—	—
Securities lending (a)	—	—	—	—	—	—	—
Total investment income	—	—	—	1,353	915	—	—

Expenses
Advisory fees	1,201	1,626	563	323	221	467	493
Administrative fees	539	752	220	162	110	214	230
12b-1 fees (Class A)	—	—	—	269	184	—	—
Licensing fees	—	—	—	—	—	—	—
Legal fees	5	6	2	1	—	2	2
Trustee fees	17	24	7	1	1	7	7
Dividends on securities sold short	—	—	—	—	—	—	—
Short holdings borrowing fees	—	—	—	—	—	—	—
Other expenses	14	18	6	1	1	5	6
Total expenses	1,776	2,426	798	757	517	695	738
Expense waiver	—	—	—	(11)	(7)	—	—
Net expenses	1,776	2,426	798	746	510	695	738
Net investment income (loss)	(1,776)	(2,426)	(798)	607	405	(695)	(738)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	—	—	—	(56)	488	—	—
Affiliated investments	15,078	21,418	11,877	—	—	3,461	3,086
Distributions from unaffiliated investment companies	—	—	—	1,265	463	—	—
Swap agreements	—	—	—	—	—	—	—
Foreign currency related items	—	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—	—
Written option contracts	—	—	—	—	—	—	—
Investment securities sold short	—	—	—	—	—	—	—
Brokerage commissions recaptured	—	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	41,884	36,715	6,985	3,529	4,583	41,473	63,784
OTC swap agreements	—	—	—	—	—	—	—
Foreign currency related items	—	—	—	—	—	—	—
Futures contracts and centrally cleared swap agreements	—	—	—	—	—	—	—
Written option contracts	—	—	—	—	—	—	—
Investment securities sold short	—	—	—	—	—	—	—
Net realized and unrealized gain (loss)	56,962	58,133	18,862	4,738	5,534	44,934	66,870
Net increase (decrease) in net assets from operations	$55,186	$55,707	$18,064	$5,345	$5,939	$44,239	$66,132

(a) Income from affiliated investments	$—	$—	$—	$—	$—	$—	$—

See accompanying Notes to Financial Statements.

	JNL Disciplined Growth Fund	JNL/AQR Managed Futures Strategy Fund	JNL/BlackRock Commodity Securities Strategy Fund	JNL/BlackRock Global Allocation Fund(b)	JNL/Brookfield Global Infrastructure Fund	JNL/Capital Guardian Global Balanced Fund	JNL/Capital Guardian Global Diversified Research Fund
Investment income
Dividends (a)	$—	$20	$8,277	$15,112	$7,226	$3,941	$4,545
Dividends received from master fund	—	—	—	—	—	—	—
Foreign taxes withheld	—	—	(143)	(523)	(267)	(209)	(199)
Interest	—	47	217	5,061	—	1,819	3
Securities lending (a)	—	—	100	342	143	116	127
Total investment income	—	67	8,451	19,992	7,102	5,667	4,476

Expenses
Advisory fees	236	2,642	4,632	6,788	1,510	1,405	1,303
Administrative fees	90	559	1,121	1,401	283	324	272
12b-1 fees (Class A)	—	559	1,493	1,868	377	432	361
Licensing fees	—	—	—	—	—	—	—
Legal fees	1	1	3	24	1	1	1
Trustee fees	3	5	12	14	3	3	3
Dividends on securities sold short	—	—	—	11	—	—	—
Short holdings borrowing fees	—	—	—	9	—	—	—
Other expenses	3	3	20	30	2	19	28
Total expenses	333	3,769	7,281	10,145	2,176	2,184	1,968
Expense waiver	—	—	—	—	—	—	—
Net expenses	333	3,769	7,281	10,145	2,176	2,184	1,968
Net investment income (loss)	(333)	(3,702)	1,170	9,847	4,926	3,483	2,508

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	—	—	2,706	18,925	18,385	8,887	5,491
Affiliated investments	581	—	—	—	—	—	—
Distributions from affiliated investment companies	—	—	—	—	—	—	—
Swap agreements	—	1,907	—	(537)	—	—	—
Foreign currency related items	—	25,451	(28)	8,839	(169)	199	(28)
Futures contracts	—	4,550	—	5,015	—	—	—
Written option contracts	—	—	—	1,613	—	—	—
Investment securities sold short	—	—	—	(360)	—	—	—
Brokerage commissions recaptured	—	—	—	—	52	3	9
Net change in unrealized appreciation (depreciation) on:
Investments	25,583	18	(10,199)	23,614	4,562	1,418	11,730
OTC swap agreements	—	(49)	—	(567)	—	—	—
Foreign currency related items	—	(16,555)	(1)	856	19	215	(11)
Futures contracts and centrally cleared swap agreements	—	(1,635)	—	(422)	—	—	—
Written option contracts	—	—	—	(429)	—	—	—
Investment securities sold short	—	—	—	(259)	—	—	—
Net realized and unrealized gain (loss)	26,164	13,687	(7,522)	56,288	22,849	10,722	17,191
Net increase (decrease) in net assets from operations	$25,831	$9,985	$(6,352)	$66,135	$27,775	$14,205	$19,699

(a) Income from affiliated investments	$—	$20	$103	$342	$143	$116	$128
(b) Consolidated Statement of Operations.

See accompanying Notes to Financial Statements.

	JNL/DFA U.S. Core Equity Fund	JNL/Eagle SmallCap Equity Fund	JNL/Eastspring Investments Asia ex-Japan Fund	JNL/Eastspring Investments China-India Fund	JNL/Franklin Templeton Founding Strategy Fund	JNL/Franklin Templeton Global Growth Fund	JNL/Franklin Templeton Global Multisector Bond Fund
Investment income
Dividends (a)	$2,539	$4,731	$2,168	$6,663	$—	$11,430	$12
Dividends received from master fund	—	—	—	—	—	—	—
Foreign taxes withheld	(1)	(9)	(190)	(411)	—	(394)	(329)
Interest	—	—	—	—	—	—	23,879
Securities lending (a)	51	1,433	28	67	—	453	94
Total investment income	2,589	6,155	2,006	6,319	—	11,489	23,656

Expenses
Advisory fees	832	4,675	669	1,650	—	2,409	4,379
Administrative fees	134	696	112	367	328	534	886
12b-1 fees (Class A)	269	1,392	148	367	—	712	1,180
Licensing fees	—	—	—	—	—	—	—
Legal fees	1	3	—	1	3	2	2
Trustee fees	2	11	1	3	10	6	9
Dividends on securities sold short	—	—	—	—	—	—	—
Short holdings borrowing fees	—	—	—	—	—	—	—
Other expenses	1	9	8	10	9	10	6
Total expenses	1,239	6,786	938	2,398	350	3,673	6,462
Expense waiver	(159)	—	—	—	—	—	(19)
Net expenses	1,080	6,786	938	2,398	350	3,673	6,443
Net investment income (loss)	1,509	(631)	1,068	3,921	(350)	7,816	17,213

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	3,530	98,106	2,297	5,754	—	2,317	4,756
Affiliated investments	—	—	—	—	(1,317)	—	—
Distributions from affiliated investment companies	—	—	—	—	—	—	—
Swap agreements	—	—	—	—	—	—	—
Foreign currency related items	—	—	(152)	(568)	—	(61)	4,346
Futures contracts	—	—	—	—	—	—	—
Written option contracts	—	—	—	—	—	—	—
Investment securities sold short	—	—	—	—	—	—	—
Brokerage commissions recaptured	—	43	—	—	—	12	—
Net change in unrealized appreciation (depreciation) on:
Investments	29,730	73,983	(22,221)	(55,397)	106,456	48,491	(48,064)
OTC swap agreements	—	—	—	—	—	—	—
Foreign currency related items	—	—	—	(13)	—	(27)	9,285
Futures contracts and centrally cleared swap agreements	—	—	—	—	—	—	—
Written option contracts	—	—	—	—	—	—	—
Investment securities sold short	—	—	—	—	—	—	—
Net realized and unrealized gain (loss)	33,260	172,132	(20,076)	(50,224)	105,139	50,732	(29,677)
Net increase (decrease) in net assets from operations	$34,769	$171,501	$(19,008)	$(46,303)	$104,789	$58,548	$(12,464)

(a) Income from affiliated investments	$52	$1,434	$28	$68	$—	$454	$106

See accompanying Notes to Financial Statements.

	JNL/Franklin Templeton Income Fund	JNL/Franklin Templeton International Small Cap Growth Fund	JNL/Franklin Templeton Mutual Shares Fund	JNL/Franklin Templeton Small Cap Value Fund	JNL/Goldman Sachs Core Plus Bond Fund	JNL/Goldman Sachs Emerging Markets Debt Fund	JNL/Goldman Sachs Mid Cap Value Fund
Investment income
Dividends (a)	$17,972	$5,288	$10,843	$6,606	$6	$2	$8,819
Dividends received from master fund	—	—	—	—	—	—	—
Foreign taxes withheld	(314)	(362)	(377)	—	—	(59)	—
Interest	30,355	—	2,225	—	10,296	23,851	—
Securities lending (a)	746	285	40	123	74	44	84
Total investment income	48,759	5,211	12,731	6,729	10,376	23,838	8,903

Expenses
Advisory fees	5,543	1,386	3,304	3,576	2,583	3,382	3,769
Administrative fees	883	219	454	459	447	714	535
12b-1 fees (Class A)	1,764	292	908	919	894	952	1,056
Licensing fees	—	—	—	—	—	—	—
Legal fees (b)	4	1	(52)	2	1	2	2
Trustee fees	14	2	7	8	7	8	9
Dividends on securities sold short	—	—	—	—	—	—	—
Short holdings borrowing fees	—	—	—	—	—	—	—
Other expenses	10	1	26	6	7	9	7
Total expenses	8,218	1,901	4,647	4,970	3,939	5,067	5,378
Expense waiver	—	—	—	—	—	(9)	(10)
Net expenses	8,218	1,901	4,647	4,970	3,939	5,058	5,368
Net investment income (loss)	40,541	3,310	8,084	1,759	6,437	18,780	3,535

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	(11,258)	4,117	31,404	79,786	42	11,911	141,300
Affiliated investments	—	—	—	—	—	—	—
Distributions from affiliated investment companies	—	—	—	—	—	—	—
Swap agreements	—	—	—	—	2,046	1,481	—
Foreign currency related items	71	8	(2,045)	—	2,190	(7,570)	—
Futures contracts	—	—	—	—	(2,654)	387	—
Written option contracts	—	—	7	—	—	—	—
Investment securities sold short	—	—	—	—	—	—	—
Brokerage commissions recaptured	17	1	—	—	—	—	34
Net change in unrealized appreciation (depreciation) on:
Investments	39,280	13,939	61,296	15,640	(28,982)	(79,672)	9,391
OTC swap agreements	—	—	—	—	(1,686)	(8,675)	—
Foreign currency related items	(90)	(2)	6,979	—	606	(4,589)	—
Futures contracts and centrally cleared swap agreements	—	—	—	—	2,259	1,537	—
Written option contracts	—	—	—	—	—	—	—
Investment securities sold short	—	—	—	—	—	—	—
Net realized and unrealized gain (loss)	28,020	18,063	97,641	95,426	(26,179)	(85,190)	150,725
Net increase (decrease) in net assets from operations	$68,561	$21,373	$105,725	$97,185	$(19,742)	$(66,410)	$154,260

(a) Income from affiliated investments	$754	$286	$47	$128	$74	$46	$85
(b) During the period ended June 30, 2013, an expense adjustment of $55 for legal fees was recorded for JNL/Franklin Templeton Mutual Shares Fund to true up estimates for legal fees.

See accompanying Notes to Financial Statements.

	JNL/Goldman Sachs U.S. Equity Flex Fund	JNL/Invesco Global Real Estate Fund	JNL/Invesco International Growth Fund	JNL/Invesco Large Cap Growth Fund	JNL/Invesco Small Cap Growth Fund	JNL/Ivy Asset Strategy Fund	JNL/JPMorgan International Value Fund
Investment income
Dividends (a)	$1,559	$25,566	$13,904	$5,523	$2,331	$21,809	$12,083
Dividends received from master fund	—	—	—	—	—	—	—
Foreign taxes withheld	(12)	(758)	(676)	(23)	—	(340)	(584)
Interest	—	—	—	—	—	3,401	—
Securities lending (a)	—	444	370	265	82	304	608
Total investment income	1,547	25,252	13,598	5,765	2,413	25,174	12,107

Expenses
Advisory fees	599	5,275	2,590	3,426	1,948	9,605	1,760
Administrative fees	113	1,127	607	522	234	1,689	400
12b-1 fees (Class A)	149	1,503	809	1,042	468	2,253	532
Licensing fees	—	—	—	—	—	—	—
Legal fees	1	3	2	2	1	4	1
Trustee fees	1	12	6	8	4	18	4
Dividends on securities sold short	385	—	—	—	—	—	—
Short holdings borrowing fees	210	—	—	—	—	—	—
Other expenses	1	12	25	7	2	41	49
Total expenses	1,459	7,932	4,039	5,007	2,657	13,610	2,746
Expense waiver	—	—	—	—	(10)	—	—
Net expenses	1,459	7,932	4,039	5,007	2,647	13,610	2,746
Net investment income (loss)	88	17,320	9,559	758	(234)	11,564	9,361

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	14,947	65,662	12,282	77,427	25,656	112,605	11,773
Affiliated investments	—	—	—	—	—	—	—
Distributions from affiliated investment companies	—	—	—	—	—	—	—
Swap agreements	—	—	—	—	—	—	—
Foreign currency related items	—	(183)	(168)	—	—	(8,320)	974
Futures contracts	—	—	—	—	—	(669)	961
Written option contracts	—	—	—	—	—	5,621	—
Investment securities sold short	(1,610)	—	—	—	—	—	—
Brokerage commissions recaptured	15	119	30	81	10	—	4
Net change in unrealized appreciation (depreciation) on:
Investments	6,725	(67,157)	(14,019)	13,033	37,523	(72,719)	(9,272)
OTC swap agreements	—	—	—	—	—	—	—
Foreign currency related items	—	(15)	(58)	—	—	6,035	(3,410)
Futures contracts and centrally cleared swap agreements	—	—	—	—	—	—	(156)
Written option contracts	—	—	—	—	—	(1,299)	—
Investment securities sold short	(1,769)	—	—	—	—	—	—
Net realized and unrealized gain (loss)	18,308	(1,574)	(1,933)	90,541	63,189	41,254	874
Net increase (decrease) in net assets from operations	$18,396	$15,746	$7,626	$91,299	$62,955	$52,818	$10,235

(a) Income from affiliated investments	$—	$446	$375	$268	$83	$305	$609

See accompanying Notes to Financial Statements.

	JNL/JPMorgan MidCap Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/Lazard Emerging Markets Fund	JNL/Lazard Mid Cap Equity Fund	JNL/M&G Global Basics Fund	JNL/M&G Global Leaders Fund	JNL/Mellon Capital 10 x 10 Fund
Investment income
Dividends (a)	$3,675	$3	$29,557	$2,048	$2,908	$656	$—
Dividends received from master fund	—	—	—	—	—	—	—
Foreign taxes withheld	(9)	—	(3,052)	—	(154)	(23)	—
Interest	—	23,698	—	—	—	—	—
Securities lending (a)	736	28	262	55	181	19	—
Total investment income	4,402	23,729	26,767	2,103	2,935	652	—

Expenses
Advisory fees	2,310	2,889	6,173	849	935	222	—
Administrative fees	347	758	1,070	119	165	40	83
12b-1 fees (Class A)	694	1,515	1,426	239	220	52	—
Licensing fees	—	—	—	—	—	—	—
Legal fees	1	4	3	1	—	—	1
Trustee fees	5	13	11	2	2	—	3
Dividends on securities sold short	—	—	—	—	—	—	—
Short holdings borrowing fees	—	—	—	—	—	—	—
Other expenses	5	12	101	—	5	2	1
Total expenses	3,362	5,191	8,784	1,210	1,327	316	88
Expense waiver	—	—	(50)	—	—	—	—
Net expenses	3,362	5,191	8,734	1,210	1,327	316	88
Net investment income (loss)	1,040	18,538	18,033	893	1,608	336	(88)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	25,174	6,276	16,100	14,001	(3,194)	3,461	—
Affiliated investments	—	—	—	—	—	—	6,339
Distributions from affiliated investment companies	—	—	—	—	—	—	—
Swap agreements	—	—	—	—	—	—	—
Foreign currency related items	—	—	(233)	—	40	(14)	—
Futures contracts	—	—	—	—	—	—	—
Written option contracts	—	—	—	—	—	—	—
Investment securities sold short	—	—	—	—	—	—	—
Brokerage commissions recaptured	23	—	24	19	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	61,515	(63,023)	(179,842)	16,890	(3,817)	1,397	27,694
OTC swap agreements	—	—	—	—	—	—	—
Foreign currency related items	—	—	(12)	—	(10)	—	—
Futures contracts and centrally cleared swap agreements	—	—	—	—	—	—	—
Written option contracts	—	—	—	—	—	—	—
Investment securities sold short	—	—	—	—	—	—	—
Net realized and unrealized gain (loss)	86,712	(56,747)	(163,963)	30,910	(6,981)	4,844	34,033
Net increase (decrease) in net assets from operations	$87,752	$(38,209)	$(145,930)	$31,803	$(5,373)	$5,180	$33,945

(a) Income from affiliated investments	$737	$31	$264	$55	$181	$19	$—

See accompanying Notes to Financial Statements.

	JNL/Mellon Capital Index 5 Fund	JNL/Mellon Capital Emerging Markets Index Fund	JNL/Mellon Capital European 30 Fund	JNL/Mellon Capital Pacific Rim 30 Fund	JNL/Mellon Capital S&P 500 Index Fund	JNL/Mellon Capital S&P 400 MidCap Index Fund	JNL/Mellon Capital Small Cap Index Fund
Investment income
Dividends (a)	$—	$7,742	$1,380	$2,309	$19,642	$9,427	$8,724
Dividends received from master fund	—	—	—	—	—	—	—
Foreign taxes withheld	—	(823)	(52)	(67)	(3)	—	2
Interest	—	—	—	—	1	—	5
Securities lending (a)	—	46	73	21	80	286	1,647
Total investment income	—	6,965	1,401	2,263	19,720	9,713	10,378

Expenses
Advisory fees	—	936	69	202	2,272	1,501	1,539
Administrative fees	148	351	37	123	929	583	599
12b-1 fees (Class A)	—	468	37	123	1,837	1,155	1,184
Licensing fees	—	130	—	—	186	117	15
Legal fees	1	1	—	—	4	2	3
Trustee fees	5	4	—	1	14	9	9
Dividends on securities sold short	—	—	—	—	—	—	—
Short holdings borrowing fees	—	—	—	—	—	—	—
Other expenses	3	11	1	1	11	8	9
Total expenses	157	1,901	144	450	5,253	3,375	3,358
Expense waiver	—	—	—	—	(16)	—	—
Net expenses	157	1,901	144	450	5,237	3,375	3,358
Net investment income (loss)	(157)	5,064	1,257	1,813	14,483	6,338	7,020

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	—	(2,816)	(535)	5,212	4,056	21,257	43,400
Affiliated investments	10,181	—	—	—	—	—	—
Distributions from affiliated investment companies	—	—	—	—	—	—	—
Swap agreements	—	—	—	—	—	—	—
Foreign currency related items	—	(132)	(8)	(91)	—	—	—
Futures contracts	—	(332)	—	—	4,964	4,016	5,260
Written option contracts	—	—	—	—	—	—	—
Investment securities sold short	—	—	—	—	—	—	—
Brokerage commissions recaptured	—	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	37,904	(60,762)	1,073	(829)	199,229	113,009	116,274
OTC swap agreements	—	—	—	—	—	—	—
Foreign currency related items	—	(10)	(2)	(9)	—	—	—
Futures contracts and centrally cleared swap agreements	—	(141)	—	—	(461)	(140)	(379)
Written option contracts	—	—	—	—	—	—	—
Investment securities sold short	—	—	—	—	—	—	—
Net realized and unrealized gain (loss)	48,085	(64,193)	528	4,283	207,788	138,142	164,555
Net increase (decrease) in net assets from operations	$47,928	$(59,129)	$1,785	$6,096	$222,271	$144,480	$171,575

(a) Income from affiliated investments	$—	$46	$73	$21	$125	$288	$1,647

See accompanying Notes to Financial Statements.

	JNL/Mellon Capital International Index Fund	JNL/Mellon Capital Bond Index Fund	JNL/Mellon Capital Global Alpha Fund	JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund	JNL/Mellon Capital Utilities Sector Fund(b)	JNL/Morgan Stanley Mid Cap Growth Fund	JNL/Neuberger Berman Strategic Income Fund
Investment income
Dividends (a)	$40,973	$29	$6	$435	$19	$109	$134
Dividends received from master fund	—	—	—	—	—	—	—
Foreign taxes withheld	(1,792)	—	—	—	—	(6)	5
Interest	21	20,431	118	—	—	—	1,544
Securities lending (a)	1,596	83	—	82	—	32	15
Total investment income	40,798	20,543	124	517	19	135	1,698

Expenses
Advisory fees	2,402	2,457	2,434	154	1	91	338
Administrative fees	1,400	957	366	69	1	18	84
12b-1 fees (Class A)	1,841	1,909	488	95	1	24	113
Licensing fees	255	—	—	11	—	—	—
Legal fees	4	4	1	—	—	—	—
Trustee fees	15	15	4	1	—	—	1
Dividends on securities sold short	—	—	—	—	—	—	—
Short holdings borrowing fees	—	—	—	—	—	—	—
Other expenses	80	12	3	1	—	2	1
Total expenses	5,997	5,354	3,296	331	3	135	537
Expense waiver	—	—	—	—	—	—	—
Net expenses	5,997	5,354	3,296	331	3	135	537
Net investment income (loss)	34,801	15,189	(3,172)	186	16	—	1,161

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	(4,167)	2,327	(3,872)	4,084	(1)	337	(764)
Affiliated investments	—	3	—	—	—	—	—
Distributions from affiliated investment companies	—	—	—	—	—	—	—
Swap agreements	—	—	—	—	—	—	103
Foreign currency related items	(1,974)	—	(9,722)	—	—	1	(4)
Futures contracts	4,098	—	5,349	—	—	—	248
Written option contracts	—	—	—	—	—	—	—
Investment securities sold short	—	—	—	—	—	—	—
Brokerage commissions recaptured	—	—	—	—	—	1	—
Net change in unrealized appreciation (depreciation) on:
Investments	25,810	(72,975)	(4,050)	10,339	(158)	2,736	(5,570)
OTC swap agreements	—	—	—	—	—	—	163
Foreign currency related items	(1,414)	—	10,876	—	—	—	(3)
Futures contracts and centrally cleared swap agreements	(1,260)	—	3,410	—	—	—	537
Written option contracts	—	—	—	—	—	—	—
Investment securities sold short	—	—	—	—	—	—	—
Net realized and unrealized gain (loss)	21,093	(70,645)	1,991	14,423	(159)	3,075	(5,290)
Net increase (decrease) in net assets from operations	$55,894	$(55,456)	$(1,181)	$14,609	$(143)	$3,075	$(4,129)

(a) Income from affiliated investments	$1,740	$108	$6	$82	$—	$32	$16
(b) Period from April 29, 2013 (commencement of operations).

See accompanying Notes to Financial Statements.

	JNL/Oppenheimer Global Growth Fund	JNL/PIMCO Real Return Fund	JNL/PIMCO Total Return Bond Fund	JNL/PPM America Floating Rate Income Fund	JNL/PPM America High Yield Bond Fund	JNL/PPM America Mid Cap Value Fund	JNL/PPM America Small Cap Value Fund
Investment income
Dividends (a)	$9,795	$19	$806	$—	$2,488	$1,881	$910
Dividends received from master fund	—	—	—	—	—	—	—
Foreign taxes withheld	(194)	(3)	1	—	—	—	(2)
Interest	—	13,511	55,012	20,219	78,335	—	—
Securities lending (a)	421	17	133	—	967	62	115
Total investment income	10,022	13,544	55,952	20,219	81,790	1,943	1,023
Expenses
Advisory fees	2,305	6,923	14,565	2,507	5,058	845	492
Administrative fees	539	1,432	2,913	596	1,166	112	66
12b-1 fees (Class A)	718	2,862	5,802	794	2,321	225	122
Licensing fees	—	—	—	—	—	—	—
Legal fees	1	7	12	2	5	—	1
Trustee fees	6	24	47	6	19	2	1
Interest expense	—	844	39	—	—	—	—
Dividends on securities sold short	—	—	—	—	—	—	—
Other expenses	13	22	39	34	15	6	5
Total expenses	3,582	12,114	23,417	3,939	8,584	1,190	687
Expense waiver	—	—	—	—	—	—	—
Net expenses	3,582	12,114	23,417	3,939	8,584	1,190	687
Net investment income (loss)	6,440	1,430	32,535	16,280	73,206	753	336

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	13,589	(152,788)	20,473	3,434	37,031	9,403	7,082
Affiliated investments	—	—	—	—	—	—	—
Distributions from affiliated investment companies	—	—	—	—	—	—	—
Swap agreements	—	2,117	10,474	—	—	—	—
Foreign currency related items	(74)	28,471	27,470	—	—	—	—
Futures contracts	—	241	(7,460)	—	1,287	—	—
Written option contracts	—	1,828	4,639	—	—	—	—
Investment securities sold short	—	—	—	—	—	—	—
Brokerage commissions recaptured	—	—	—	—	—	11	8
Net change in unrealized appreciation (depreciation) on:
Investments	27,956	(94,362)	(249,524)	(10,415)	(73,542)	18,560	9,324
OTC swap agreements	—	(6,239)	(7,099)	—	—	—	—
Foreign currency related items	(9)	(8,304)	(6,591)	—	—	—	—
Futures contracts and centrally cleared swap agreements	—	2,375	481	—	686	—	—
Written option contracts	—	(1,681)	(11,519)	—	—	—	—
Investment securities sold short	—	—	—	—	—	—	—
Net realized and unrealized gain (loss)	41,462	(228,342)	(218,656)	(6,981)	(34,538)	27,974	16,414
Net increase (decrease) in net assets from operations	$47,902	$(226,912)	$(186,121)	$9,299	$38,668	$28,727	$16,750

(a) Income from affiliated investments	$422	$17	$133	$—	$972	$62	$115

See accompanying Notes to Financial Statements.

	JNL/PPM America Value Equity Fund	JNL/Red Rocks Listed Private Equity Fund	JNL/S&P Competitive Advantage Fund	JNL/S&P Dividend Income & Growth Fund	JNL/S&P Intrinsic Value Fund	JNL/S&P Total Yield Fund	JNL/S&P 4 Fund
Investment income
Dividends (a)	$1,621	$18,155	$5,844	$25,420	$9,877	$8,860	$—
Dividends received from master fund	—	—	—	—	—	—	—
Foreign taxes withheld	—	(947)	—	—	—	—	—
Interest	—	—	—	—	—	—	—
Securities lending (a)	4	143	75	136	232	516	—
Total investment income	1,625	17,351	5,919	25,556	10,109	9,376	—

Expenses
Advisory fees	384	2,943	1,837	2,749	1,698	1,293	—
Administrative fees	70	543	489	750	450	334	395
12b-1 fees (Class A)	139	723	979	1,499	899	667	—
Licensing fees	—	—	—	—	—	—	—
Legal fees	—	1	2	3	2	1	3
Trustee fees	1	6	7	11	7	5	12
Dividends on securities sold short	—	—	—	—	—	—	—
Short holdings borrowing fees	—	—	—	—	—	—	—
Other expenses	1	29	7	12	8	4	10
Total expenses	595	4,245	3,321	5,024	3,064	2,304	420
Expense waiver	—	—	—	—	—	—	—
Net expenses	595	4,245	3,321	5,024	3,064	2,304	420
Net investment income (loss)	1,030	13,106	2,598	20,532	7,045	7,072	(420)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	5,221	48,975	3,087	15,960	4,028	4,139	—
Affiliated investments	—	—	—	—	—	—	22,575
Distributions from affiliated investment companies	—	—	—	—	—	—	—
Swap agreements	—	—	—	—	—	—	—
Foreign currency related items	—	(16)	—	—	—	—	—
Futures contracts	—	—	—	—	—	—	—
Written option contracts	—	—	—	—	—	—	—
Investment securities sold short	—	—	—	—	—	—	—
Brokerage commissions recaptured	4	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	16,090	30,567	129,132	203,746	173,887	127,597	261,224
OTC swap agreements	—	—	—	—	—	—	—
Foreign currency related items	—	(32)	—	—	—	—	—
Futures contracts and centrally cleared swap agreements	—	—	—	—	—	—	—
Written option contracts	—	—	—	—	—	—	—
Investment securities sold short	—	—	—	—	—	—	—
Net realized and unrealized gain (loss)	21,315	79,494	132,219	219,706	177,915	131,736	283,799
Net increase (decrease) in net assets from operations	$22,345	$92,600	$134,817	$240,238	$184,960	$138,808	$283,379

(a) Income from affiliated investments	$5	$144	$75	$137	$233	$516	$—

See accompanying Notes to Financial Statements.

	JNL/S&P Managed Conservative Fund	JNL/S&P Managed Moderate Fund	JNL/S&P Managed Moderate Growth Fund	JNL/S&P Managed Growth Fund	JNL/S&P Managed Aggressive Growth Fund	JNL/T. Rowe Price Established Growth Fund	JNL/T. Rowe Price Mid-Cap Growth Fund
Investment income
Dividends (a)	$—	$—	$—	$—	$—	$11,193	$5,474
Dividends received from master fund	—	—	—	—	—	—	—
Foreign taxes withheld	—	—	—	—	—	(202)	(15)
Interest	—	—	—	—	—	—	—
Securities lending (a)	—	—	—	—	—	159	492
Total investment income	—	—	—	—	—	11,150	5,951

Expenses
Advisory fees	857	1,342	2,171	1,546	598	8,197	6,934
Administrative fees	458	761	1,280	889	296	1,461	985
12b-1 fees (Class A)	—	—	—	—	—	2,875	1,923
Licensing fees	—	—	—	—	—	—	—
Legal fees	4	6	10	7	3	6	4
Trustee fees	15	24	41	28	9	22	16
Dividends on securities sold short	—	—	—	—	—	—	—
Short holdings borrowing fees	—	—	—	—	—	—	—
Other expenses	13	20	33	23	8	20	13
Total expenses	1,347	2,153	3,535	2,493	914	12,581	9,875
Expense waiver	—	—	—	—	—	—	—
Net expenses	1,347	2,153	3,535	2,493	914	12,581	9,875
Net investment income (loss)	(1,347)	(2,153)	(3,535)	(2,493)	(914)	(1,431)	(3,924)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	—	—	—	—	—	169,436	93,731
Affiliated investments	37,319	70,166	131,390	108,501	39,536	—	—
Distributions from affiliated investment companies	—	—	—	—	—	—	—
Swap agreements	—	—	—	—	—	—	—
Foreign currency related items	—	—	—	—	—	(157)	(4)
Futures contracts	—	—	—	—	—	—	—
Written option contracts	—	—	—	—	—	—	—
Investment securities sold short	—	—	—	—	—	—	—
Brokerage commissions recaptured	—	—	—	—	—	20	32
Net change in unrealized appreciation (depreciation) on:
Investments	(35,816)	(1,882)	69,042	121,352	51,597	115,558	182,119
OTC swap agreements	—	—	—	—	—	—	—
Foreign currency related items	—	—	—	—	—	(1)	—
Futures contracts and centrally cleared swap agreements	—	—	—	—	—	—	—
Written option contracts	—	—	—	—	—	—	—
Investment securities sold short	—	—	—	—	—	—	—
Net realized and unrealized gain (loss)	1,503	68,284	200,432	229,853	91,133	284,856	275,878
Net increase (decrease) in net assets from operations	$156	$66,131	$196,897	$227,360	$90,219	$283,425	$271,954

(a) Income from affiliated investments	$—	$—	$—	$—	$—	$175	$528

See accompanying Notes to Financial Statements.

	JNL/T. Rowe Price Short- Term Bond Fund	JNL/T. Rowe Price Value Fund	JNL/UBS Large Cap Select Growth Fund	JNL/WMC Balanced Fund	JNL/WMC Money Market Fund	JNL/WMC Value Fund
Investment income
Dividends (a)	$39	$20,390	$1,647	$22,797	$—	$18,889
Dividends received from master fund	—	—	—	—	—	—
Foreign taxes withheld	—	(38)	—	(35)	—	(131)
Interest	13,803	—	—	7,048	1,210	—
Securities lending (a)	12	88	40	124	—	50
Total investment income	13,854	20,440	1,687	29,934	1,210	18,808

Expenses
Advisory fees	3,984	5,711	1,634	5,743	1,561	3,473
Administrative fees	996	925	245	1,320	595	728
12b-1 fees (Class A)	1,992	1,849	491	2,640	1,182	1,432
Licensing fees	—	—	—	—	—	—
Legal fees	5	4	1	5	2	3
Trustee fees	16	14	4	21	10	11
Dividends on securities sold short	—	—	—	—	—	—
Short holdings borrowing fees	—	—	—	—	—	—
Other expenses	13	24	3	21	13	11
Total expenses	7,006	8,527	2,378	9,750	3,363	5,658
Expense waiver	—	(87)	—	—	(2,153)	—
Net expenses	7,006	8,440	2,378	9,750	1,210	5,658
Net investment income (loss)	6,848	12,000	(691)	20,184	—	13,150

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	2,097	67,352	19,823	67,868	—	34,880
Affiliated investments	—	—	—	—	—	—
Distributions from affiliated investment companies	—	—	—	—	—	—
Swap agreements	—	—	—	—	—	—
Foreign currency related items	(134)	2	—	(1)	—	(32)
Futures contracts	939	—	—	—	—	—
Written option contracts	—	—	—	—	—	—
Investment securities sold short	—	—	—	—	—	—
Brokerage commissions recaptured	—	23	10	6	—	1
Net change in unrealized appreciation (depreciation) on:
Investments	(20,727)	205,454	26,482	138,383	—	156,682
OTC swap agreements	—	—	—	(9)	—	—
Foreign currency related items	(18)	(2)	—	—	—	—
Futures contracts and centrally cleared swap agreements	(70)	—	—	—	—	—
Written option contracts	—	—	—	—	—	—
Investment securities sold short	—	—	—	—	—	—
Net realized and unrealized gain (loss)	(17,913)	272,829	46,315	206,247	—	191,531
Net increase (decrease) in net assets from operations	$(11,065)	$284,829	$45,624	$226,431	$—	$204,681

(a) Income from affiliated investments	$51	$99	$41	$124	$—	$52

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statement of Cash Flows (in thousands)

For the Six Months Ended June 30, 2013

	JNL/Goldman Sachs U.S. Equity Flex Fund	JNL/PIMCO Real Return Fund
Cash flows provided from (used in) operating activities
Net increase (decrease) in net assets from operations	$18,396	$(226,912)
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash flow provided from (used in) operating activities:
Purchase of long-term investments	(119,532)	(3,884,886)
Proceeds from sales and maturities of long-term investments	104,007	4,282,900
Net purchases of short-term investments	(4,031)	(177,521)
Proceeds from securities sold short/forward sales commitments	33,579	25,139
Purchases to cover securities sold short/forward sales commitments	(25,952)	(28,504)
Increase in receivable for investments sold	(1,067)	(1,713,051)
Increase in payable for investments purchased	1,472	1,744,427
Increase in receivable for dividends and interest	(146)	(700)
Increase in payable for interest expense and brokerage charges	4	—
Increase in other assets	—	(13)
Increase (decrease) in payable for expenses	24	(319)
Increase in payable for dividends on securities sold short	21	—
Net amortization on investments	—	21,633
Net inflation compensation on investments	—	(11.537)
Net increase in swap premiums paid (received)	—	(674)
Net increase in variation margin on financial derivative investments	—	376
Proceeds from currency transactions	—	29,446
Change in unrealized (appreciation) depreciation on investments, futures contracts, written options, swap agreements and currency	(4,956)	108,211
Net realized (gain) loss on investments, written options and currency	(13,337)	122,489
Net cash flow provided from (used in) operating activities	(11,518)	290,504
Cash flows provided from (used in) financing activities
Net proceeds (outflows) from capital share transactions	11,517	(423,690)
Net borrowing of reverse repurchase agreements	—	1,548
Net borrowing of secured financing transactions	—	3,427
Net proceeds from secured borrowing transactions	—	(1,761)
Increase in payable for treasury roll transactions	—	132,120
Decrease in receivable for deposits with brokers and counterparties	—	463
Decrease in payable for deposits from counterparties	—	(3,465)
Decrease in payable for deposits from brokers	—	(854)
Net cash flow provided from (used in) financing activities	11,517	(292,212)
Net decrease in cash	(1)	(1,708)
Cash at beginning of period	1	3,617
Cash at end of period	$—	$1,909
Supplemental disclosure of operating activities:
Short holding borrowing fees during the period	$210	$—
Interest expense during the period	—	844

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2013

	JNL/American Funds Blue Chip Income and Growth Fund	JNL/American Funds Global Bond Fund	JNL/American Funds Global Small Capitalization Fund	JNL/American Funds Growth- Income Fund	JNL/American Funds International Fund	JNL/American Funds New World Fund	JNL Institutional Alt 20 Fund
Operations
Net investment income (loss)	$1,140	$(1,276)	$1,674	$417	$346	$156	$(1,283)
Net realized gain (loss)	822	6,412	1,599	10,205	1,158	3,964	8,947
Net change in unrealized appreciation (depreciation)	102,324	(30,114)	15,045	95,038	8,820	(18,371)	38,204
Net increase (decrease) in net assets from operations	104,286	(24,978)	18,318	105,660	10,324	(14,251)	45,868
Share transactions(1)
Proceeds from the sale of shares
Class A	194,933	99,599	56,207	329,343	91,687	117,505	215,296
Class B	22	30	6	44	15	21	—
Cost of shares redeemed
Class A	(65,493)	(84,393)	(31,666)	(117,412)	(39,782)	(58,619)	(95,267)
Class B	(14)	(70)	(7)	(20)	(36)	(6)	—
Net increase (decrease) in net assets from share transactions	129,448	15,166	24,540	211,955	51,884	58,901	120,029
Net increase (decrease) net assets	233,734	(9,812)	42,858	317,615	62,208	44,650	165,897
Net assets beginning of period	698,903	466,534	205,731	864,376	360,125	464,431	1,405,890
Net assets end of period	$932,637	$456,722	$248,589	$1,181,991	$422,333	$509,081	$1,571,787
Undistributed (excess of distributions over) net investment income (loss)	$12,354	$8,426	$3,544	$10,651	$4,148	$3,213	$31,027

(1) Share transactions
Shares sold
Class A	15,382	9,082	4,977	25,819	8,198	10,378	13,932
Class B	2	3	1	4	1	2	—
Shares redeemed
Class A	(5,136)	(7,706)	(2,786)	(9,233)	(3,560)	(5,199)	(6,180)
Class B	(1)	(6)	(1)	(2)	(3)	(1)	—
Net increase/(decrease)
Class A	10,246	1,376	2,191	16,586	4,638	5,179	7,752
Class B	1	(3)	—	2	(2)	1	—
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$133,843	$59,069	$36,664	$252,173	$60,055	$77,620	$9,831
Proceeds from sales of securities	3,190	39,533	10,436	39,676	7,812	16,154	20,751

See accompanying Notes to Financial Statements.

	JNL Institutional Alt 35 Fund	JNL Institutional Alt 50 Fund	JNL Institutional Alt 65 Fund	JNL/American Funds Balanced Allocation Fund	JNL/American Funds Growth Allocation Fund	JNL Disciplined Moderate Fund	JNL Disciplined Moderate Growth Fund
Operations
Net investment income (loss)	$(1,776)	$(2,426)	$(798)	$607	$405	$(695)	$(738)
Net realized gain (loss)	15,078	21,418	11,877	1,209	951	3,461	3,086
Net change in unrealized appreciation (depreciation)	41,884	36,715	6,985	3,529	4,583	41,473	63,784
Net increase (decrease) in net assets from operations	55,186	55,707	18,064	5,345	5,939	44,239	66,132
Share transactions(1)
Proceeds from the sale of shares
Class A	285,706	462,165	18,739	145,091	100,206	185,496	189,355
Class B	—	—	—	—	—	—	—
Cost of shares redeemed
Class A	(164,333)	(248,064)	(120,023)	(19,924)	(15,299)	(77,008)	(80,315)
Class B	—	—	—	—	—	—	—
Net increase (decrease) in net assets from share transactions	121,373	214,101	(101,284)	125,167	84,907	108,488	109,040
Net increase (decrease) net assets	176,559	269,808	(83,220)	130,512	90,846	152,727	175,172
Net assets beginning of period	2,020,087	2,799,205	910,895	148,585	104,924	761,054	817,974
Net assets end of period	$2,196,646	$3,069,013	$827,675	$279,097	$195,770	$913,781	$993,146
Undistributed (excess of distributions over) net investment income (loss)	$34,996	$36,882	$6,862	$2,960	$1,727	$12,260	$11,606

(1) Share transactions
Shares sold
Class A	18,006	28,727	1,182	13,357	9,070	16,524	18,119
Class B	—	—	—	—	—	—	—
Shares redeemed
Class A	(10,343)	(15,395)	(7,584)	(1,840)	(1,396)	(6,853)	(7,666)
Class B	—	—	—	—	—	—	—
Net increase/(decrease)
Class A	7,663	13,332	(6,402)	11,517	7,674	9,671	10,453
Class B	—	—	—	—	—	—	—
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$226,179	$398,077	$180,198	$128,926	$89,967	$125,670	$126,699
Proceeds from sales of securities	107,413	278,456	282,292	1,842	4,161	17,856	18,376

See accompanying Notes to Financial Statements.

	JNL Disciplined Growth Fund	JNL/AQR Managed Futures Strategy Fund	JNL/BlackRock Commodity Securities Strategy Fund	JNL/BlackRock Global Allocation Fund(a)	JNL/Brookfield Global Infrastructure Fund	JNL/Capital Guardian Global Balanced Fund	JNL/Capital Guardian Global Diversified Research Fund
Operations
Net investment income (loss)	$(333)	$(3,702)	$1,170	$9,847	$4,926	$3,483	$2,508
Net realized gain (loss)	581	31,908	2,678	33,495	18,268	9,089	5,472
Net change in unrealized appreciation (depreciation)	25,583	(18,221)	(10,200)	22,793	4,581	1,633	11,719
Net increase (decrease) in net assets from operations	25,831	9,985	(6,352)	66,135	27,775	14,205	19,699
Share transactions(1)
Proceeds from the sale of shares
Class A	86,090	101,824	289,994	572,948	177,285	44,340	36,158
Class B	—	—	113	103	29	34	25
Cost of shares redeemed
Class A	(31,753)	(137,997)	(344,887)	(137,970)	(75,896)	(41,298)	(41,020)
Class B	—	—	(93)	(17)	(2)	(35)	(47)
Net increase (decrease) in net assets from share transactions	54,337	(36,173)	(54,873)	435,064	101,416	3,041	(4,884)
Net increase (decrease) net assets	80,168	(26,188)	(61,225)	501,199	129,191	17,246	14,815
Net assets beginning of period	316,315	541,696	1,459,770	1,593,058	299,013	416,275	344,204
Net assets end of period	$396,483	$515,508	$1,398,545	$2,094,257	$428,204	$433,521	$359,019
Undistributed (excess of distributions over) net investment income (loss)	$3,819	$(2,953)	$3,838	$19,082	$10,760	$9,266	$7,244

(1) Share transactions
Shares sold
Class A	8,916	9,849	27,509	50,579		13,202	4,269		1,332
Class B	—	—	11	9		2	3		1
Shares redeemed
Class A	(3,293)	(13,044)	(32,590)	(12,166)		(5,508)	(3,974)		(1,513)
Class B	—	—	(9)	(2)		—	(3)		(2)
Net increase/(decrease)
Class A	5,623	(3,195)	(5,081)	38,413		7,694	295		(181)
Class B	—	—	2	7		2	—		(1)
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$58,245	$—	$116,914	$692,838	(b)	$265,920	$209,965	(c)	$39,287
Proceeds from sales of securities	4,225	—	171,037	387,852	(b)	161,134	215,494	(c)	43,009

(a)  Consolidated Statement of Changes in Net Assets.

(b)  Amounts include $81,584 and $39,896 of purchases and sales, respectively, of U.S. Government Securities.

(c)  Amounts include $120,833 and $124,948 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

	JNL/DFA U.S. Core Equity Fund	JNL/Eagle SmallCap Equity Fund	JNL/Eastspring Investments Asia ex-Japan Fund	JNL/Eastspring Investments China-India Fund	JNL/Franklin Templeton Founding Strategy Fund	JNL/Franklin Templeton Global Growth Fund	JNL/Franklin Templeton Global Multisector Bond Fund
Operations
Net investment income (loss)	$1,509	$(631)	$1,068	$3,921	$(350)	$7,816	$17,213
Net realized gain (loss)	3,530	98,149	2,145	5,186	(1,317)	2,268	9,102
Net change in unrealized appreciation (depreciation)	29,730	73,983	(22,221)	(55,410)	106,456	48,464	(38,779)
Net increase (decrease) in net assets from operations	34,769	171,501	(19,008)	(46,303)	104,789	58,548	(12,464)
Share transactions(1)
Proceeds from the sale of shares
Class A	81,560	295,771	46,477	87,021	128,500	116,741	599,083
Class B	32	98	17	53	—	38	195
Cost of shares redeemed
Class A	(37,465)	(417,027)	(50,404)	(85,179)	(122,725)	(95,550)	(259,649)
Class B	(17)	(85)	(54)	(76)	—	(43)	(43)
Net increase (decrease) in net assets from share transactions	44,110	(121,243)	(3,964)	1,819	5,775	21,186	339,586
Net increase (decrease) net assets	78,879	50,258	(22,972)	(44,484)	110,564	79,734	327,122
Net assets beginning of period	230,267	1,273,038	152,339	373,999	1,226,311	658,138	977,738
Net assets end of period	$309,146	$1,323,296	$129,367	$329,515	$1,336,875	$737,872	$1,304,860
Undistributed (excess of distributions over) net investment income (loss)	$5,050	$198	$2,786	$7,196	$27,689	$17,961	$46,057

(1) Share transactions
Shares sold
Class A	8,964	11,831	5,833	12,059	12,286	11,962	49,279
Class B	4	4	3	7	—	4	17
Shares redeemed
Class A	(4,164)	(16,371)	(6,365)	(12,080)	(11,727)	(9,817)	(21,375)
Class B	(2)	(3)	(7)	(10)	—	(4)	(4)
Net increase/(decrease)
Class A	4,800	(4,540)	(532)	(21)	559	2,145	27,904
Class B	2	1	(4)	(3)	—	—	13
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$59,173	$537,817	$57,113	$65,202	$32,733	$55,162	$348,709
Proceeds from sales of securities	13,691	685,847	59,476	65,608	27,303	43,428	52,626

See accompanying Notes to Financial Statements.

	JNL/Franklin Templeton Income Fund	JNL/Franklin Templeton International Small Cap Growth Fund	JNL/Franklin Templeton Mutual Shares Fund	JNL/Franklin Templeton Small Cap Value Fund	JNL/Goldman Sachs Core Plus Bond Fund	JNL/Goldman Sachs Emerging Markets Debt Fund	JNL/Goldman Sachs Mid Cap Value Fund
Operations
Net investment income (loss)	$40,541	$3,310	$8,084	$1,759	$6,437	$18,780	$3,535
Net realized gain (loss)	(11,170)	4,126	29,366	79,786	1,624	6,209	141,334
Net change in unrealized appreciation (depreciation)	39,190	13,937	68,275	15,640	(27,803)	(91,399)	9,391
Net increase (decrease) in net assets from operations	68,561	21,373	105,725	97,185	(19,742)	(66,410)	154,260
Share transactions(1)
Proceeds from the sale of shares
Class A	338,772	89,177	95,993	175,254	150,226	257,883	197,087
Class B	88	22	33	41	79	14	4,859
Cost of shares redeemed
Class A	(185,375)	(59,230)	(80,887)	(457,724)	(177,209)	(268,914)	(329,088)
Class B	(59)	(91)	(36)	(133)	(36)	(54)	(1,169)
Net increase (decrease) in net assets from share transactions	153,426	29,878	15,103	(282,562)	(26,940)	(11,071)	(128,311)
Net increase (decrease) net assets	221,987	51,251	120,828	(185,377)	(46,682)	(77,481)	25,949
Net assets beginning of period	1,622,856	258,369	829,498	920,066	909,101	952,921	977,577
Net assets end of period	$1,844,843	$309,620	$950,326	$734,689	$862,419	$875,440	$1,003,526
Undistributed (excess of distributions over) net investment income (loss)	$117,593	$6,862	$22,240	$8,900	$29,162	$71,612	$3,518

(1) Share transactions
Shares sold
Class A	30,303	9,645	9,511	13,068	12,019	18,061	16,158
Class B	8	3	4	3	7	2	399
Shares redeemed
Class A	(16,562)	(6,416)	(8,010)	(33,524)	(14,243)	(18,787)	(26,087)
Class B	(5)	(10)	(4)	(10)	(3)	(4)	(94)
Net increase/(decrease)
Class A	13,741	3,229	1,501	(20,456)	(2,224)	(726)	(9,929)
Class B	3	(7)	—	(7)	4	(2)	305
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$415,811	$50,416	$158,863	$91,708	$4,162,177 (a)	$580,473 (b)	$713,671
Proceeds from sales of securities	238,560	19,007	128,599	317,157	4,165,670 (a)	488,029 (b)	821,112

(a)  Amounts include $3,949,782 and $3,858,054 of purchases and sales, respectively, of U.S. Government Securities.

(b)  Amounts include $41,607 and $7,908 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

	JNL/Goldman Sachs U.S. Equity Flex Fund	JNL/Invesco Global Real Estate Fund	JNL/Invesco International Growth Fund	JNL/Invesco Large Cap Growth Fund	JNL/Invesco Small Cap Growth Fund	JNL/Ivy Asset Strategy Fund	JNL/JPMorgan International Value Fund
Operations
Net investment income (loss)	$88	$17,320	$9,559	$758	$(234)	$11,564	$9,361
Net realized gain (loss)	13,352	65,598	12,144	77,508	25,666	109,237	13,712
Net change in unrealized appreciation (depreciation)	4,956	(67,172)	(14,077)	13,033	37,523	(67,983)	(12,838)
Net increase (decrease) in net assets from operations	18,396	15,746	7,626	91,299	62,955	52,818	10,235
Share transactions(1)
Proceeds from the sale of shares
Class A	32,385	397,461	281,267	157,152	134,709	426,666	79,511
Class B	14	74	54	45	47	122	71
Cost of shares redeemed
Class A	(23,103)	(296,282)	(130,773)	(258,400)	(117,178)	(178,282)	(56,052)
Class B	(12)	(88)	(71)	(82)	(123)	(21)	(69)
Net increase (decrease) in net assets from share transactions	9,284	101,165	150,477	(101,285)	17,455	248,485	23,461
Net increase (decrease) net assets	27,680	116,911	158,103	(9,986)	80,410	301,303	33,696
Net assets beginning of period	129,924	1,363,308	730,000	996,044	395,089	2,044,739	507,220
Net assets end of period	$157,604	$1,480,219	$888,103	$986,058	$475,499	$2,346,042	$540,916
Undistributed (excess of distributions over) net investment income (loss)	$372	$43,218	$19,084	$4,037	$465	$48,407	$28,547

(1) Share transactions
Shares sold
Class A	3,419	38,281	24,727	11,505	8,585	33,053	10,543
Class B	2	7	4	3	3	10	9
Shares redeemed
Class A	(2,402)	(28,039)	(11,574)	(18,505)	(7,305)	(13,810)	(7,525)
Class B	(1)	(8)	(6)	(6)	(8)	(2)	(9)
Net increase/(decrease)
Class A	1,017	10,242	13,153	(7,000)	1,280	19,243	3,018
Class B	1	(1)	(2)	(3)	(5)	8	—
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$119,532	$660,969	$201,076	$434,592	$121,940	$2,491,531	$168,129
Proceeds from sales of securities	104,007	535,786	64,224	503,866	105,930	818,993	138,973
Securities sold short covers	25,952	—	—	—	—	—	—
Securities sold short proceeds	33,579	—	—	—	—	—	—

See accompanying Notes to Financial Statements.

	JNL/JPMorgan MidCap Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/Lazard Emerging Markets Fund	JNL/Lazard Mid Cap Equity Fund	JNL/M&G Global Basics Fund	JNL/M&G Global Leaders Fund	JNL/Mellon Capital 10 x 10 Fund
Operations
Net investment income (loss)	$1,040	$18,538	$18,033	$893	$1,608	$336	$(88)
Net realized gain (loss)	25,197	6,276	15,891	14,020	(3,154)	3,447	6,339
Net change in unrealized appreciation (depreciation)	61,515	(63,023)	(179,854)	16,890	(3,827)	1,397	27,694
Net increase (decrease) in net assets from operations	87,752	(38,209)	(145,930)	31,803	(5,373)	5,180	33,945
Share transactions(1)
Proceeds from the sale of shares
Class A	490,637	280,984	346,294	31,320	26,724	12,256	23,396
Class B	18	598	29	45	12	1	—
Cost of shares redeemed
Class A	(233,147)	(526,856)	(168,042)	(36,924)	(25,128)	(9,476)	(34,229)
Class B	(36)	(652)	(156)	(15)	(71)	(1)	—
Net increase (decrease) in net assets from share transactions	257,472	(245,926)	178,125	(5,574)	1,537	2,780	(10,833)
Net increase (decrease) net assets	345,224	(284,135)	32,195	26,229	(3,836)	7,960	23,112
Net assets beginning of period	556,224	1,662,619	1,410,606	220,961	215,657	47,872	314,184
Net assets end of period	$901,448	$1,378,484	$1,442,801	$247,190	$211,821	$55,832	$337,296
Undistributed (excess of distributions over) net investment income (loss)	$3,089	$61,313	$40,386	$1,518	$5,109	$420	$7,278

(1) Share transactions
Shares sold
Class A	19,572	19,974	30,639	2,428	1,911	949	2,423
Class B	1	41	3	3	1	—	—
Shares redeemed
Class A	(9,368)	(37,466)	(14,944)	(2,868)	(1,796)	(744)	(3,547)
Class B	(1)	(44)	(14)	(1)	(5)	—	—
Net increase/(decrease)
Class A	10,204	(17,492)	15,695	(440)	115	205	(1,124)
Class B	—	(3)	(11)	2	(4)	—	—
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$475,320	$10,135 (a)	$320,920	$122,208	$51,795	$24,562	$48,478
Proceeds from sales of securities	227,030	193,640 (a)	134,542	131,469	56,097	18,769	23,927

(a)  Amounts include $10,135 and $182,943 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

	JNL/Mellon Capital Index 5 Fund	JNL/Mellon Capital Emerging Markets Index Fund	JNL/Mellon Capital European 30 Fund	JNL/Mellon Capital Pacific Rim 30 Fund	JNL/Mellon Capital S&P 500 Index Fund	JNL/Mellon Capital S&P 400 MidCap Index Fund	JNL/Mellon Capital Small Cap Index Fund
Operations
Net investment income (loss)	$(157)	$5,064	$1,257	$1,813	$14,483	$6,338	$7,020
Net realized gain (loss)	10,181	(3,280)	(543)	5,121	9,020	25,273	48,660
Net change in unrealized appreciation (depreciation)	37,904	(60,913)	1,071	(838)	198,768	112,869	115,895
Net increase (decrease) in net assets from operations	47,928	(59,129)	1,785	6,096	222,271	144,480	171,575
Share transactions(1)
Proceeds from the sale of shares
Class A	75,069	249,528	17,896	61,652	486,870	322,389	187,806
Class B	—	27	4	30	5,093	4,463	4,928
Cost of shares redeemed
Class A	(50,365)	(91,451)	(7,159)	(31,366)	(261,074)	(154,937)	(170,946)
Class B	—	(32)	(2)	(68)	(2,940)	(1,777)	(1,958)
Net increase (decrease) in net assets from share transactions	24,704	158,072	10,739	30,248	227,949	170,138	19,830
Net increase (decrease) net assets	72,632	98,943	12,524	36,344	450,220	314,618	191,405
Net assets beginning of period	542,692	402,532	30,264	100,495	1,604,546	985,512	1,075,380
Net assets end of period	$615,324	$501,475	$42,788	$136,839	$2,054,766	$1,300,130	$1,266,785
Undistributed (excess of distributions over) net investment income (loss)	$9,714	$9,510	$2,240	$5,336	$14,874	$10,005	$11,652

(1) Share transactions
Shares sold
Class A	6,877	24,132	1,662	4,377	37,302	19,882	13,238
Class B	—	3	1	3	390	276	349
Shares redeemed
Class A	(4,601)	(8,950)	(662)	(2,244)	(20,095)	(9,603)	(11,973)
Class B	—	(3)	—	(5)	(225)	(108)	(137)
Net increase/(decrease)
Class A	2,276	15,182	1,000	2,133	17,207	10,279	1,265
Class B	—	—	1	(2)	165	168	212
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$180,198	$331,824	$38,145	$135,490	$201,366	$253,837	$185,811
Proceeds from sales of securities	282,292	169,564	27,333	103,578	15,624	64,452	139,079

See accompanying Notes to Financial Statements.

	JNL/Mellon Capital International Index Fund	JNL/Mellon Capital Bond Index Fund	JNL/Mellon Capital Global Alpha Fund	JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund	JNL/Mellon Capital Utilities Sector Fund(a)	JNL/Morgan Stanley Mid Cap Growth Fund	JNL/Neuberger Berman Strategic Income Fund
Operations
Net investment income (loss)	$34,801	$15,189	$(3,172)	$186	$16	$—	$1,161
Net realized gain (loss)	(2,043)	2,330	(8,245)	4,084	(1)	339	(417)
Net change in unrealized appreciation (depreciation)	23,136	(72,975)	10,236	10,339	(158)	2,736	(4,873)
Net increase (decrease) in net assets from operations	55,894	(55,456)	(1,181)	14,609	(143)	3,075	(4,129)
Share transactions(1)
Proceeds from the sale of shares
Class A	249,588	390,778	103,496	35,090	2,737	17,735	100,970
Class B	5,425	1,018	17	3	—	—	—
Cost of shares redeemed
Class A	(176,399)	(210,749)	(177,193)	(12,705)	(24)	(3,620)	(25,621)
Class B	(3,602)	(893)	(3)	—	—	—	(1)
Net increase (decrease) in net assets from share transactions	75,012	180,154	(73,683)	22,388	2,713	14,115	75,348
Net increase (decrease) net assets	130,906	124,698	(74,864)	36,997	2,570	17,190	71,219
Net assets beginning of period	1,757,582	1,831,329	488,626	78,110	—	17,104	81,038
Net assets end of period	$1,888,488	$1,956,027	$413,762	$115,107	$2,570	$34,294	$152,257
Undistributed (excess of distributions over) net investment income (loss)	$35,745	$24,649	$3,658	$780	$16	$—	$1,884

(1) Share transactions
Shares sold
Class A	19,483	32,120	10,118	3,064	278	1,687	9,476
Class B	410	81	2	1	—	—	—
Shares redeemed
Class A	(13,696)	(17,350)	(17,347)	(1,124)	(3)	(349)	(2,421)
Class B	(271)	(71)	—	—	—	—	—
Net increase/(decrease)
Class A	5,787	14,770	(7,229)	1,940	275	1,338	7,055
Class B	139	10	2	1	—	—	—
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$84,671	$1,542,822 (b)	$109,963	$78,381	$2,708	$18,736	$334,509 (c)
Proceeds from sales of securities	12,084	1,334,181 (b)	91,801	55,544	9	5,851	261,615 (c)

(a)  Period from April 29, 2013 (commencement of operations).

(b)  Amounts include $1,425,892 and $1,284,225 of purchases and sales, respectively, of U.S. Government Securities.

(c)  Amounts include $225,322 and $199,619 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

	JNL/Oppenheimer Global Growth Fund	JNL/PIMCO Real Return Fund	JNL/PIMCO Total Return Bond Fund	JNL/PPM America Floating Rate Income Fund	JNL/PPM America High Yield Bond Fund	JNL/PPM America Mid Cap Value Fund	JNL/PPM America Small Cap Value Fund
Operations
Net investment income (loss)	$6,440	$1,430	$32,535	$16,280	$73,206	$753	$336
Net realized gain (loss)	13,515	(120,131)	55,596	3,434	38,318	9,414	7,090
Net change in unrealized appreciation (depreciation)	27,947	(108,211)	(274,252)	(10,415)	(72,856)	18,560	9,324
Net increase (decrease) in net assets from operations	47,902	(226,912)	(186,121)	9,299	38,668	28,727	16,750
Share transactions(1)
Proceeds from the sale of shares
Class A	168,405	475,231	1,305,336	498,314	679,570	148,083	68,797
Class B	74	238	2,800	—	2,776	37	3,460
Cost of shares redeemed
Class A	(77,635)	(903,880)	(1,151,267)	(151,554)	(710,652)	(73,662)	(51,484)
Class B	(75)	(224)	(4,294)	—	(1,881)	(10)	(1,170)
Net increase (decrease) in net assets from share transactions	90,769	(428,635)	152,575	346,760	(30,187)	74,448	19,603
Net increase (decrease) net assets	138,671	(655,547)	(33,546)	356,059	8,481	103,175	36,353
Net assets beginning of period	636,935	3,084,128	5,812,894	659,373	2,205,452	153,939	105,733
Net assets end of period	$775,606	$2,428,581	$5,779,348	$1,015,432	$2,213,933	$257,114	$142,086
Undistributed (excess of distributions over) net investment income (loss)	$14,630	$14,016	$34,924	$38,019	$77,966	$2,382	$347

(1) Share transactions
Shares sold
Class A	13,642	37,220	99,821	46,164	91,076	12,511	6,438
Class B	6	18	201	—	336	3	324
Shares redeemed
Class A	(6,341)	(71,377)	(88,531)	(13,998)	(95,118)	(6,207)	(4,841)
Class B	(6)	(17)	(308)	—	(226)	(1)	(109)
Net increase/(decrease)
Class A	7,301	(34,157)	11,290	32,166	(4,042)	6,304	1,597
Class B	—	1	(107)	—	110	2	215
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$165,249	$3,913,941 (a)	$13,804,081 (b)	$682,257	$1,158,895	$127,636	$60,010
Proceeds from sales of securities	72,064	4,307,547 (a)	13,290,560 (b)	302,169	1,084,516	52,635	40,538

(a)  Amounts include $3,730,153 and $3,813,737 of purchases and sales, respectively, of U.S. Government Securities.

(b)  Amounts include $13,535,333 and $12,341,594 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

	JNL/PPM America Value Equity Fund	JNL/Red Rocks Listed Private Equity Fund	JNL/S&P Competitive Advantage Fund	JNL/S&P Dividend Income & Growth Fund	JNL/S&P Intrinsic Value Fund	JNL/S&P Total Yield Fund	JNL/S&P 4 Fund
Operations
Net investment income (loss)	$1,030	$13,106	$2,598	$20,532	$7,045	$7,072	$(420)
Net realized gain (loss)	5,225	48,959	3,087	15,960	4,028	4,139	22,575
Net change in unrealized appreciation (depreciation)	16,090	30,535	129,132	203,746	173,887	127,597	261,224
Net increase (decrease) in net assets from operations	22,345	92,600	134,817	240,238	184,960	138,808	283,379
Share transactions(1)
Proceeds from the sale of shares
Class A	45,028	77,119	345,802	409,547	318,927	254,987	469,959
Class B	91	9	72	176	346	605	—
Cost of shares redeemed
Class A	(40,368)	(197,120)	(168,457)	(234,325)	(166,706)	(120,527)	(208,516)
Class B	(45)	(29)	(319)	(91)	(249)	(348)	—
Net increase (decrease) in net assets from share transactions	4,706	(120,021)	177,098	175,307	152,318	134,717	261,443
Net increase (decrease) net assets	27,051	(27,421)	311,915	415,545	337,278	273,525	544,822
Net assets beginning of period	118,655	684,666	824,724	1,267,551	699,143	518,795	1,284,464
Net assets end of period	$145,706	$657,245	$1,136,639	$1,683,096	$1,036,421	$792,320	$1,829,286
Undistributed (excess of distributions over) net investment income (loss)	$3,015	$28,915	$10,980	$58,429	$19,560	$16,346	$16,370

(1) Share transactions
Shares sold
Class A	3,138	7,348	24,685	31,886	25,205	21,281	34,312
Class B	7	1	6	13	27	52	—
Shares redeemed
Class A	(2,773)	(18,355)	(12,141)	(18,226)	(13,093)	(10,072)	(15,208)
Class B	(3)	(3)	(24)	(7)	(20)	(29)	—
Net increase/(decrease)
Class A	365	(11,007)	12,544	13,660	12,112	11,209	19,104
Class B	4	(2)	(18)	6	7	23	—
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$31,882	$152,744	$189,238	$278,533	$191,761	$170,172	$304,918
Proceeds from sales of securities	27,779	222,454	13,527	86,113	33,016	28,950	43,872

See accompanying Notes to Financial Statements.

	JNL/S&P Managed Conservative Fund	JNL/S&P Managed Moderate Fund	JNL/S&P Managed Moderate Growth Fund	JNL/S&P Managed Growth Fund	JNL/S&P Managed Aggressive Growth Fund	JNL/T. Rowe Price Established Growth Fund	JNL/T. Rowe Price Mid-Cap Growth Fund
Operations
Net investment income (loss)	$(1,347)	$(2,153)	$(3,535)	$(2,493)	$(914)	$(1,431)	$(3,924)
Net realized gain (loss)	37,319	70,166	131,390	108,501	39,536	169,299	93,759
Net change in unrealized appreciation (depreciation)	(35,816)	(1,882)	69,042	121,352	51,597	115,557	182,119
Net increase (decrease) in net assets from operations	156	66,131	196,897	227,360	90,219	283,425	271,954
Share transactions(1)
Proceeds from the sale of shares
Class A	307,031	423,295	666,561	482,942	188,624	956,628	285,247
Class B	—	—	—	—	—	4,401	5,441
Cost of shares redeemed
Class A	(321,343)	(304,336)	(385,502)	(287,099)	(143,225)	(399,644)	(282,097)
Class B	—	—	—	—	—	(3,773)	(4,677)
Net increase (decrease) in net assets from share transactions	(14,312)	118,959	281,059	195,843	45,399	557,612	3,914
Net increase (decrease) net assets	(14,156)	185,090	477,956	423,203	135,618	841,037	275,868
Net assets beginning of period	1,840,028	2,913,234	4,800,412	3,263,336	1,091,906	2,539,784	1,771,590
Net assets end of period	$1,825,872	$3,098,324	$5,278,368	$3,686,539	$1,227,524	$3,380,821	$2,047,458
Undistributed (excess of distributions over) net investment income (loss)	$9,091	$12,451	$23,670	$32,184	$8,575	$1,219	$(11,443)

(1) Share transactions
Shares sold
Class A	26,190	34,637	52,054	38,403	13,353	34,995	8,896
Class B	—	—	—	—	—	165	169
Shares redeemed
Class A	(27,520)	(24,925)	(30,116)	(22,775)	(10,134)	(14,808)	(8,648)
Class B	—	—	—	—	—	(138)	(142)
Net increase/(decrease)
Class A	(1,330)	9,712	21,938	15,628	3,219	20,187	248
Class B	—	—	—	—	—	27	27
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$463,098	$795,402	$1,021,422	$769,031	$269,846	$1,218,755	$333,044
Proceeds from sales of securities	478,760	678,580	743,850	575,636	225,346	654,632	369,839

See accompanying Notes to Financial Statements.

	JNL/T. Rowe Price Short- Term Bond Fund	JNL/T. Rowe Price Value Fund	JNL/UBS Large Cap Select Growth Fund	JNL/WMC Balanced Fund	JNL/WMC Money Market Fund	JNL/WMC Value Fund
Operations
Net investment income (loss)	$6,848	$12,000	$(691)	$20,184	$—	$13,150
Net realized gain (loss)	2,902	67,377	19,833	67,873	—	34,849
Net change in unrealized appreciation (depreciation)	(20,815)	205,452	26,482	138,374	—	156,682
Net increase (decrease) in net assets from operations	(11,065)	284,829	45,624	226,431	—	204,681
Share transactions(1)
Proceeds from the sale of shares
Class A	821,851	581,317	36,289	429,080	1,051,469	339,329
Class B	59	147	29	163	2,577	2,594
Cost of shares redeemed
Class A	(816,746)	(369,588)	(65,347)	(213,994)	(824,780)	(220,575)
Class B	(66)	(78)	(36)	(115)	(2,965)	(1,464)
Net increase (decrease) in net assets from share transactions	5,098	211,798	(29,065)	215,134	226,301	119,884
Net increase (decrease) net assets	(5,967)	496,627	16,559	441,565	226,301	324,565
Net assets beginning of period	2,019,092	1,566,627	471,939	2,399,227	1,251,809	1,282,193
Net assets end of period	$2,013,125	$2,063,254	$488,498	$2,840,792	$1,478,110	$1,606,758
Undistributed (excess of distributions over) net investment income (loss)	$25,506	$37,519	$(498)	$63,130	$(37)	$33,121

(1) Share transactions
Shares sold
Class A	81,614		41,420	1,567	21,990		1,051,469	16,186
Class B	7		10	2	8		2,577	128
Shares redeemed
Class A	(81,098)		(26,167)	(2,815)	(10,988)		(824,780)	(10,574)
Class B	(7)		(6)	(2)	(6)		(2,965)	(70)
Net increase/(decrease)
Class A	516		15,253	(1,248)	11,002		226,689	5,612
Class B	—		4	—	2		(388)	58
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$583,804	(a)	$592,126	$140,982	$3,959,074	(b)	$227,162 (c)	$273,642
Proceeds from sales of securities	444,895	(a)	352,613	176,057	3,782,154	(b)	244,082 (c)	146,105

(a)  Amounts include $88,284 and $138,641 of purchases and sales, respectively, of U.S. Government Securities.

(b)  Amounts include $3,508,418 and $3,419,686 of purchases and sales, respectively, of U.S. Government Securities.

(c)  Amounts include $122,396 and $165,335 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Period Ended December 31, 2012

	JNL/American Funds Blue Chip Income and Growth Fund	JNL/American Funds Global Bond Fund	JNL/American Funds Global Small Capitalization Fund	JNL/American Funds Growth- Income Fund	JNL/American Funds International Fund	JNL/American Funds New World Fund	JNL Institutional Alt 20 Fund
Operations
Net investment income (loss)	$11,215	$8,041	$1,870	$10,236	$3,803	$3,058	$15,850
Net realized gain (loss)	4,758	3,417	616	1,276	757	1,043	43,270
Net change in unrealized appreciation (depreciation)	46,958	10,567	23,597	84,903	40,585	54,385	60,194
Net increase (decrease) in net assets from operations	62,931	22,025	26,083	96,415	45,145	58,486	119,314
Distributions to shareholders
From net investment income
Class A	(5,803)	(8,317)	(1,262)	(5,712)	(3,389)	(3,988)	(19,119)
Class B	(1)	(5)	(1)	(1)	(2)	(1)	—
From net realized gains
Class A	(726)	(3,547)	(1,554)	(689)	(603)	(1,604)	(29,326)
Class B	—	(2)	(1)	—	—	(1)	—
Total distributions to shareholders	(6,530)	(11,871)	(2,818)	(6,402)	(3,994)	(5,594)	(48,445)
Share transactions(1)
Proceeds from the sale of shares
Class A	366,959	243,989	96,756	426,381	155,103	217,130	527,971
Class B	96	114	78	89	99	98	—
Reinvestment of distributions
Class A	6,529	11,864	2,816	6,401	3,992	5,592	48,445
Class B	1	7	2	1	2	2	—
Cost of shares redeemed
Class A	(134,671)	(139,290)	(47,359)	(118,833)	(53,324)	(86,361)	(151,742)
Class B	(44)	(44)	(35)	(31)	(13)	(62)	—
Net increase (decrease) in net assets from share transactions	238,870	116,640	52,258	314,008	105,859	136,399	424,674
Net increase (decrease) net assets	295,271	126,794	75,523	404,021	147,010	189,291	495,543
Net assets beginning of year	403,632	339,740	130,208	460,355	213,115	275,140	910,347
Net assets end of year	$698,903	$466,534	$205,731	$864,376	$360,125	$464,431	$1,405,890
Undistributed (excess of distributions over) net investment income (loss)	$11,214	$9,702	$1,870	$10,234	$3,802	$3,057	$32,310

(1) Share transactions
Shares sold
Class A	32,942	21,839	9,773	37,975	15,489	20,694	36,023
Class B	9	10	9	8	10	10	—
Reinvestment of distributions
Class A	577	1,060	280	550	382	515	3,314
Class B	—	1	—	—	—	—	—
Shares redeemed
Class A	(12,120)	(12,492)	(4,819)	(10,575)	(5,341)	(8,245)	(10,357)
Class B	(4)	(4)	(4)	(3)	(1)	(6)	—
Net increase/(decrease)
Class A	21,399	10,407	5,234	27,950	10,530	12,964	28,980
Class B	5	7	5	5	9	4	—
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$273,362	$160,927	$65,835	$324,489	$113,632	$151,489	$609,723
Proceeds from sales of securities	29,731	44,601	14,517	6,519	7,928	17,585	193,693

See accompanying Notes to Financial Statements.

	JNL Institutional Alt 35 Fund	JNL Institutional Alt 50 Fund	JNL Institutional Alt 65 Fund	JNL/American Funds Balanced Allocation Fund(a)	JNL/American Funds Growth Allocation Fund(a)	JNL Disciplined Moderate Fund	JNL Disciplined Moderate Growth Fund
Operations
Net investment income (loss)	$18,321	$19,402	$3,480	$2,332	$1,316	$8,741	$8,934
Net realized gain (loss)	60,296	49,881	21,667	220	259	21,602	28,396
Net change in unrealized appreciation (depreciation)	100,239	158,140	76,294	3,404	3,421	43,491	48,499
Net increase (decrease) in net assets from operations	178,856	227,423	101,441	5,956	4,996	73,834	85,829
Distributions to shareholders
From net investment income
Class A	(30,712)	(44,037)	(22,947)	—	—	(9,961)	(9,844)
Class B	—	—	—	—	—	—	—
From net realized gains
Class A	(53,943)	(68,858)	(51,627)	—	—	(22,273)	(23,526)
Class B	—	—	—	—	—	—	—
Total distributions to shareholders	(84,655)	(112,895)	(74,574)	—	—	(32,234)	(33,370)
Share transactions(1)
Proceeds from the sale of shares
Class A	684,942	1,203,414	40,877	162,287	113,631	328,040	322,368
Class B	—	—	—	—	—	—	—
Reinvestment of distributions
Class A	84,655	112,895	74,574	—	—	32,234	33,370
Class B	—	—	—	—	—	—	—
Cost of shares redeemed
Class A	(233,481)	(448,413)	(218,268)	(19,658)	(13,703)	(103,543)	(99,581)
Class B	—	—	—	—	—	—	—
Net increase (decrease) in net assets from share transactions	536,116	867,896	(102,817)	142,629	99,928	256,731	256,157
Net increase (decrease) net assets	630,317	982,424	(75,950)	148,585	104,924	298,331	308,616
Net assets beginning of year	1,389,770	1,816,781	986,845	—	—	462,723	509,358
Net assets end of year	$2,020,087	$2,799,205	$910,895	$148,585	$104,924	$761,054	$817,974
Undistributed (excess of distributions over) net investment income (loss)	$36,772	$39,308	$7,660	$2,353	$1,322	$12,955	$12,344

(1) Share transactions
Shares sold
Class A	44,939	77,315	2,561	16,196	11,407	31,187	33,642
Class B	—	—	—	—	—	—	—
Reinvestment of distributions
Class A	5,617	7,355	4,935	—	—	3,082	3,491
Class B	—	—	—	—	—	—	—
Shares redeemed
Class A	(15,300)	(28,920)	(13,678)	(1,937)	(1,360)	(9,830)	(10,414)
Class B	—	—	—	—	—	—	—
Net increase/(decrease)
Class A	35,256	55,750	(6,182)	14,259	10,047	24,439	26,719
Class B	—	—	—	—	—	—	—
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$859,927	$1,438,264	$353,334	$151,388	$106,765	$394,321	$429,155
Proceeds from sales of securities	361,505	631,332	519,241	6,316	5,462	150,658	186,176

(a)  Period from April 30, 2012 (commencement of operations).

See accompanying Notes to Financial Statements.

	JNL Disciplined Growth Fund	JNL/AQR Managed Futures Strategy Fund	JNL/BlackRock Commodity Securities Strategy Fund	JNL/BlackRock Global Allocation Fund(a)	JNL/Brookfield Global Infrastructure Fund	JNL/Capital Guardian Global Balanced Fund	JNL/Capital Guardian Global Diversified Research Fund
Operations
Net investment income (loss)	$3,115	$(6,446)	$3,149	$10,994	$5,778	$6,999	$4,787
Net realized gain (loss)	11,083	25,042	(23,064)	209	10,502	6,423	10,400
Net change in unrealized appreciation (depreciation)	18,001	9,840	30,061	74,976	17,570	35,030	35,383
Net increase (decrease) in net assets from operations	32,199	28,436	10,146	86,179	33,850	48,452	50,570
Distributions to shareholders
From net investment income
Class A	(3,204)	—	—	—	(87)	(8,155)	(3,956)
Class B	—	—	—	—	—	(10)	(5)
From net realized gains
Class A	(8,109)	—	—	—	—	—	—
Class B	—	—	—	—	—	—	—
Total distributions to shareholders	(11,313)	—	—	—	(87)	(8,165)	(3,961)
Share transactions(1)
Proceeds from the sale of shares
Class A	150,388	227,873	766,008	1,187,669	172,694	82,960	62,041
Class B	—	—	233	251	48	71	87
Reinvestment of distributions
Class A	11,313	—	—	—	87	8,155	3,956
Class B	—	—	—	—	—	10	5
Cost of shares redeemed
Class A	(48,004)	(174,459)	(369,505)	(194,323)	(34,962)	(86,637)	(68,040)
Class B	—	—	(277)	(132)	(3)	(89)	(84)
Net increase (decrease) in net assets from share transactions	113,697	53,414	396,459	993,465	137,864	4,470	(2,035)
Net increase (decrease) net assets	134,583	81,850	406,605	1,079,644	171,627	44,757	44,574
Net assets beginning of year	181,732	459,846	1,053,165	513,414	127,386	371,518	299,630
Net assets end of year	$316,315	$541,696	$1,459,770	$1,593,058	$299,013	$416,275	$344,204
Undistributed (excess of distributions over) net investment income (loss)	$4,152	$749	$2,668	$9,235	$5,834	$5,783	$4,736

(1) Share transactions
Shares sold
Class A	17,035	24,023	75,182	113,405		15,056	8,678	2,598
Class B	—	—	23	24		4	7	4
Reinvestment of distributions
Class A	1,287	—	—	—		7	832	159
Class B	—	—	—	—		—	1	—
Shares redeemed
Class A	(5,459)	(18,410)	(36,213)	(18,550)		(3,034)	(9,058)	(2,852)
Class B	—	—	(27)	(13)		—	(9)	(4)
Net increase/(decrease)
Class A	12,863	5,613	38,969	94,855		12,029	452	(95)
Class B	—	—	(4)	11		4	(1)	—
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$194,912	$—	$457,620	$1,248,928	(b)	$295,875	$331,379 (c)	$99,353
Proceeds from sales of securities	85,129	—	104,185	440,100	(b)	155,732	331,413 (c)	104,942

(a)  Consolidated Statement of Changes in Net Assets.

(b) Amounts include $135,251 and $82,515 of purchases and sales, respectively, of U.S. Government Securities.

(c) Amounts include $147,670 and $148,857 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

	JNL/DFA U.S. Core Equity Fund	JNL/Eagle SmallCap Equity Fund	JNL/Eastspring Investments Asia ex-Japan Fund	JNL/Eastspring Investments China-India Fund	JNL/Franklin Templeton Founding Strategy Fund	JNL/Franklin Templeton Global Growth Fund	JNL/Franklin Templeton Global Multisector Bond Fund
Operations
Net investment income (loss)	$3,554	$755	$1,730	$3,352	$28,068	$10,325	$17,468
Net realized gain (loss)	26,246	31,569	(133)	(3,000)	(9,917)	7,297	12,603
Net change in unrealized appreciation (depreciation)	5,602	80,750	23,124	67,249	151,104	99,980	50,915
Net increase (decrease) in net assets from operations	35,402	113,074	24,721	67,601	169,255	117,602	80,986
Distributions to shareholders
From net investment income
Class A	(1,916)	—	(883)	(2,537)	(25,315)	(8,953)	(1,591)
Class B	(2)	—	(2)	(3)	—	(6)	—
From net realized gains
Class A	—	(9,601)	(5,971)	—	—	—	(29)
Class B	—	(7)	(9)	—	—	—	—
Total distributions to shareholders	(1,918)	(9,608)	(6,865)	(2,540)	(25,315)	(8,959)	(1,620)
Share transactions(1)
Proceeds from the sale of shares
Class A	112,633	736,551	107,476	140,879	213,639	171,129	819,094
Class B	62	478	91	160	—	83	228
Reinvestment of distributions
Class A	1,916	9,601	6,854	2,537	25,315	8,953	1,620
Class B	2	7	11	3	—	6	—
Cost of shares redeemed
Class A	(160,295)	(397,773)	(88,628)	(127,370)	(221,692)	(145,630)	(162,107)
Class B	(32)	(304)	(21)	(88)	—	(69)	(155)
Net increase (decrease) in net assets from share transactions	(45,714)	348,560	25,783	16,121	17,262	34,472	658,680
Net increase (decrease) net assets	(12,230)	452,026	43,639	81,182	161,202	143,115	738,046
Net assets beginning of year	242,497	821,012	108,700	292,817	1,065,109	515,023	239,692
Net assets end of year	$230,267	$1,273,038	$152,339	$373,999	$1,226,311	$658,138	$977,738
Undistributed (excess of distributions over) net investment income (loss)	$3,541	$829	$1,718	$3,275	$28,039	$10,145	$28,844

(1) Share transactions
Shares sold
Class A	14,283	32,980	13,480	20,958	23,082	20,783	73,040
Class B	8	22	12	25	—	9	21
Reinvestment of distributions
Class A	238	435	870	359	2,651	1,017	138
Class B	—	—	1	—	—	1	—
Shares redeemed
Class A	(19,802)	(18,255)	(11,229)	(19,263)	(23,941)	(17,544)	(14,419)
Class B	(4)	(14)	(3)	(13)	—	(8)	(14)
Net increase/(decrease)
Class A	(5,281)	15,160	3,121	2,054	1,792	4,256	58,759
Class B	4	8	10	12	—	2	7
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$287,692	$844,645	$121,901	$100,722	$74,829	$121,308	$548,351
Proceeds from sales of securities	316,390	510,172	101,810	78,770	54,797	81,770	55,811

See accompanying Notes to Financial Statements.

	JNL/Franklin Templeton Income Fund	JNL/Franklin Templeton International Small Cap Growth Fund	JNL/Franklin Templeton Mutual Shares Fund	JNL/Franklin Templeton Small Cap Value Fund	JNL/Goldman Sachs Core Plus Bond Fund	JNL/Goldman Sachs Emerging Markets Debt Fund	JNL/Goldman Sachs Mid Cap Value Fund
Operations
Net investment income (loss)	$78,883	$3,516	$13,571	$7,147	$16,909	$43,592	$9,385
Net realized gain (loss)	(10,074)	6,958	41,232	6,051	37,777	44,991	34,850
Net change in unrealized appreciation (depreciation)	94,829	47,138	42,112	86,481	27,115	67,241	95,589
Net increase (decrease) in net assets from operations	163,638	57,612	96,915	99,679	81,801	155,824	139,824
Distributions to shareholders
From net investment income
Class A	(68,530)	(3,220)	(11,615)	(2,016)	(19,709)	—	(9,625)
Class B	(28)	(3)	(7)	(1)	(8)	—	(124)
From net realized gains
Class A	—	—	—	(1,037)	(30,686)	(20,900)	(9,310)
Class B	—	—	—	(1)	(11)	(6)	(101)
Total distributions to shareholders	(68,558)	(3,223)	(11,622)	(3,055)	(50,414)	(20,906)	(19,160)
Share transactions(1)
Proceeds from the sale of shares
Class A	542,247	106,624	148,134	606,580	576,953	366,443	337,582
Class B	255	120	78	81	152	29	19,271
Reinvestment of distributions
Class A	68,530	3,220	11,615	3,053	50,395	20,900	18,935
Class B	28	3	7	2	19	6	225
Cost of shares redeemed
Class A	(338,200)	(125,916)	(106,221)	(200,254)	(745,119)	(352,433)	(233,676)
Class B	(284)	(80)	(65)	(85)	(87)	(104)	(19,566)
Net increase (decrease) in net assets from share transactions	272,576	(16,029)	53,548	409,377	(117,687)	34,841	122,771
Net increase (decrease) net assets	367,656	38,360	138,841	506,001	(86,300)	169,759	243,435
Net assets beginning of year	1,255,200	220,009	690,657	414,065	995,401	783,162	734,142
Net assets end of year	$1,622,856	$258,369	$829,498	$920,066	$909,101	$952,921	$977,577
Undistributed (excess of distributions over) net investment income (loss)	$77,052	$3,552	$14,156	$7,141	$22,725	$52,832	$(17)

(1) Share transactions
Shares sold
Class A	51,400	13,763	16,692	51,888	45,660	27,135	32,007
Class B	24	17	8	7	11	3	1,792
Reinvestment of distributions
Class A	6,520	388	1,279	253	4,061	1,504	1,707
Class B	3	—	1	—	2	—	20
Shares redeemed
Class A	(32,148)	(16,187)	(11,983)	(17,428)	(58,098)	(26,205)	(22,166)
Class B	(28)	(11)	(7)	(7)	(7)	(8)	(1,780)
Net increase/(decrease)
Class A	25,772	(2,036)	5,988	34,713	(8,377)	2,434	11,548
Class B	(1)	6	2	—	6	(5)	32
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$605,026	$71,271	$263,738	$393,618	$12,513,801 (a)	$1,216,667	$781,637
Proceeds from sales of securities	326,500	90,403	232,252	43,338	12,641,439 (a)	1,092,654	673,493

(a) Amounts include $12,038,472 and $12,208,269 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

	JNL/Goldman Sachs U.S. Equity Flex Fund	JNL/Invesco Global Real Estate Fund	JNL/Invesco International Growth Fund	JNL/Invesco Large Cap Growth Fund	JNL/Invesco Small Cap Growth Fund	JNL/Ivy Asset Strategy Fund	JNL/JPMorgan International Value Fund
Operations
Net investment income (loss)	$287	$19,239	$9,518	$3,302	$698	$36,939	$17,825
Net realized gain (loss)	7,284	42,274	3,356	57,057	12,020	33,740	(27,506)
Net change in unrealized appreciation (depreciation)	12,080	165,155	90,352	62,112	24,366	209,291	99,939
Net increase (decrease) in net assets from operations	19,651	226,668	103,226	122,471	37,084	279,970	90,258
Distributions to shareholders
From net investment income
Class A	(457)	(8,314)	(11,342)	—	—	(1,924)	(21,546)
Class B	(1)	(7)	(9)	—	—	(1)	(27)
From net realized gains
Class A	—	—	—	(28,573)	(12,493)	—	—
Class B	—	—	—	(26)	(16)	—	—
Total distributions to shareholders	(458)	(8,321)	(11,351)	(28,599)	(12,509)	(1,925)	(21,573)
Share transactions(1)
Proceeds from the sale of shares
Class A	51,308	749,265	279,597	444,597	315,359	789,857	198,540
Class B	65	223	183	186	155	265	129
Reinvestment of distributions
Class A	457	8,314	11,342	28,573	12,493	1,924	21,546
Class B	1	7	9	26	16	1	27
Cost of shares redeemed
Class A	(39,481)	(336,215)	(289,334)	(526,077)	(136,121)	(629,500)	(368,170)
Class B	(23)	(196)	(133)	(114)	(174)	(236)	(110)
Net increase (decrease) in net assets from share transactions	12,327	421,398	1,664	(52,809)	191,728	162,311	(148,038)
Net increase (decrease) net assets	31,520	639,745	93,539	41,063	216,303	440,356	(79,353)
Net assets beginning of year	98,404	723,563	636,461	954,981	178,786	1,604,383	586,573
Net assets end of year	$129,924	$1,363,308	$730,000	$996,044	$395,089	$2,044,739	$507,220
Undistributed (excess of distributions over) net investment income (loss)	$284	$25,898	$9,525	$3,279	$699	$36,843	$19,186

(1) Share transactions
Shares sold
Class A	6,199	81,679	27,162	34,305	22,309	68,168	29,684
Class B	8	24	17	15	11	22	19
Reinvestment of distributions
Class A	53	877	1,061	2,266	894	161	3,155
Class B	—	1	1	2	1	—	4
Shares redeemed
Class A	(4,804)	(37,885)	(27,744)	(40,248)	(9,825)	(54,922)	(53,886)
Class B	(3)	(22)	(13)	(9)	(12)	(20)	(16)
Net increase/(decrease)
Class A	1,448	44,671	479	(3,677)	13,378	13,407	(21,047)
Class B	5	3	5	8	—	2	7
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$168,951	$947,350	$224,629	$1,079,322	$278,965	$1,258,513	$372,413
Proceeds from sales of securities	152,736	532,154	238,814	1,162,943	101,199	1,024,249	519,334
Securities sold short covers	23,478	—	—	—	—	—	—
Securities sold short proceeds	28,212	—	—	—	—	—	—

See accompanying Notes to Financial Statements.

	JNL/JPMorgan MidCap Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/Lazard Emerging Markets Fund	JNL/Lazard Mid Cap Equity Fund	JNL/M&G Global Basics Fund	JNL/M&G Global Leaders Fund	JNL/Mellon Capital 10 x 10 Fund
Operations
Net investment income (loss)	$1,814	$39,937	$22,561	$583	$3,907	$503	$7,149
Net realized gain (loss)	25,987	(170)	28,178	9,705	3,836	(1,640)	(2,373)
Net change in unrealized appreciation (depreciation)	46,437	12,099	207,212	6,866	13,405	6,626	39,138
Net increase (decrease) in net assets from operations	74,238	51,866	257,951	17,154	21,148	5,489	43,914
Distributions to shareholders
From net investment income
Class A	—	(36,019)	(27,461)	(578)	(2,295)	(445)	(7,118)
Class B	—	(22)	(16)	(1)	(1)	(2)	—
From net realized gains
Class A	—	—	(33,148)	—	(5,511)	(78)	(2,859)
Class B	—	—	(18)	—	(3)	—	—
Total distributions to shareholders	—	(36,041)	(60,643)	(579)	(7,810)	(525)	(9,977)
Share transactions(1)
Proceeds from the sale of shares
Class A	485,522	961,760	388,865	83,843	121,228	18,977	53,886
Class B	100	708	66	72	28	2	—
Reinvestment of distributions
Class A	—	36,019	60,609	578	7,806	523	9,977
Class B	—	22	34	1	4	2	—
Cost of shares redeemed
Class A	(442,742)	(745,936)	(407,206)	(103,672)	(202,443)	(13,104)	(60,004)
Class B	(89)	(1,078)	(223)	(93)	(34)	(2)	—
Net increase (decrease) in net assets from share transactions	42,791	251,495	42,145	(19,271)	(73,411)	6,398	3,859
Net increase (decrease) net assets	117,029	267,320	239,453	(2,696)	(60,073)	11,362	37,796
Net assets beginning of year	439,195	1,395,299	1,171,153	223,657	275,730	36,510	276,388
Net assets end of year	$556,224	$1,662,619	$1,410,606	$220,961	$215,657	$47,872	$314,184
Undistributed (excess of distributions over) net investment income (loss)	$2,049	$42,775	$22,353	$625	$3,501	$84	$7,366

(1) Share transactions
Shares sold
Class A	22,727	67,701	35,214	7,283	8,843	1,677	6,262
Class B	4	47	6	6	2	—	—
Reinvestment of distributions
Class A	—	2,544	5,586	51	586	44	1,143
Class B	—	2	3	—	—	—	—
Shares redeemed
Class A	(20,646)	(52,576)	(36,967)	(8,983)	(14,615)	(1,174)	(6,948)
Class B	(4)	(72)	(20)	(8)	(2)	—	—
Net increase/(decrease)
Class A	2,081	17,669	3,833	(1,649)	(5,186)	547	457
Class B	—	(23)	(11)	(2)	—	—	—
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$540,959	$403,142 (a)	$386,659	$244,656	$115,411	$25,095	$32,582
Proceeds from sales of securities	498,429	127,257 (a)	386,573	254,983	188,423	20,135	29,453

(a) Amounts include $384,543 and $117,552 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

	JNL/Mellon Capital Index 5 Fund	JNL/Mellon Capital Emerging Markets Index Fund	JNL/Mellon Capital European 30 Fund	JNL/Mellon Capital Pacific Rim 30 Fund	JNL/Mellon Capital S&P 500 Index Fund	JNL/Mellon Capital S&P 400 MidCap Index Fund	JNL/Mellon Capital Small Cap Index Fund
Operations
Net investment income (loss)	$9,100	$4,691	$986	$3,379	$24,101	$9,433	$16,388
Net realized gain (loss)	12,355	(2,405)	(2,002)	(464)	16,587	21,667	36,393
Net change in unrealized appreciation (depreciation)	40,413	30,025	3,136	7,847	142,347	92,672	80,751
Net increase (decrease) in net assets from operations	61,868	32,311	2,120	10,762	183,035	123,772	133,532
Distributions to shareholders
From net investment income
Class A	(7,665)	(142)	(966)	(1,710)	(23,626)	(9,434)	(16,517)
Class B	—	—	(5)	(4)	(280)	(92)	(201)
From net realized gains
Class A	(14,811)	—	(427)	(2,140)	(12,597)	(26,133)	(28,961)
Class B	—	—	(2)	(5)	(133)	(205)	(306)
Total distributions to shareholders	(22,476)	(142)	(1,400)	(3,859)	(36,636)	(35,864)	(45,985)
Share transactions(1)
Proceeds from the sale of shares
Class A	130,690	385,279	20,031	56,414	783,595	433,867	469,208
Class B	—	44	18	77	9,327	3,409	6,471
Reinvestment of distributions
Class A	22,476	142	1,393	3,850	36,223	35,567	45,478
Class B	—	—	7	9	413	297	507
Cost of shares redeemed
Class A	(73,369)	(113,746)	(13,321)	(48,606)	(496,288)	(236,876)	(298,246)
Class B	—	(9)	(38)	(24)	(8,165)	(3,364)	(7,507)
Net increase (decrease) in net assets from share transactions	79,797	271,710	8,090	11,720	325,105	232,900	215,911
Net increase (decrease) net assets	119,189	303,879	8,810	18,623	471,504	320,808	303,458
Net assets beginning of year	423,503	98,653	21,454	81,872	1,133,042	664,704	771,922
Net assets end of year	$542,692	$402,532	$30,264	$100,495	$1,604,546	$985,512	$1,075,380
Undistributed (excess of distributions over) net investment income (loss)	$9,871	$4,446	$983	$3,523	$391	$3,667	$4,632

(1) Share transactions
Shares sold
Class A	13,030	38,472	1,975	4,526	67,428	30,502	37,109
Class B	—	4	2	6	801	244	515
Reinvestment of distributions
Class A	2,259	14	142	303	3,045	2,453	3,554
Class B	—	—	1	1	34	20	39
Shares redeemed
Class A	(7,332)	(11,631)	(1,318)	(3,863)	(42,950)	(16,767)	(23,564)
Class B	—	(1)	(4)	(2)	(693)	(236)	(585)
Net increase/(decrease)
Class A	7,957	26,855	799	966	27,523	16,188	17,099
Class B	—	3	(1)	5	142	28	(31)
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$95,434	$539,094	$25,677	$121,654	$416,819	$277,414	$334,466
Proceeds from sales of securities	21,693	268,037	17,876	110,506	67,520	68,269	153,496

See accompanying Notes to Financial Statements.

	JNL/Mellon Capital International Index Fund	JNL/Mellon Capital Bond Index Fund	JNL/Mellon Capital Global Alpha Fund	JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund(a)	JNL/Morgan Stanley Mid Cap Growth Fund(a)	JNL/Neuberger Berman Strategic Income Fund(a)	JNL/Oppenheimer Global Growth Fund
Operations
Net investment income (loss)	$41,695	$34,141	$(6,616)	$594	$45	$594	$8,166
Net realized gain (loss)	(10,252)	13,962	20,570	(158)	(241)	593	12,037
Net change in unrealized appreciation (depreciation)	209,550	12,406	(24,807)	1,265	291	1,460	94,635
Net increase (decrease) in net assets from operations	240,993	60,509	(10,853)	1,701	95	2,647	114,838
Distributions to shareholders
From net investment income
Class A	(43,274)	(39,686)	—	—	(64)	—	(5,970)
Class B	(605)	(104)	—	—	—	—	(9)
From net realized gains
Class A	—	(7,747)	(7,898)	—	—	—	—
Class B	—	(19)	(4)	—	—	—	—
Total distributions to shareholders	(43,879)	(47,556)	(7,902)	—	(64)	—	(5,979)
Share transactions(1)
Proceeds from the sale of shares
Class A	649,245	696,081	218,569	85,020	20,143	91,896	213,219
Class B	6,539	1,910	40	103	100	119	153
Reinvestment of distributions
Class A	43,274	47,433	7,898	—	64	—	5,970
Class B	605	123	4	—	—	—	9
Cost of shares redeemed
Class A	(296,586)	(479,160)	(234,651)	(8,714)	(3,234)	(13,620)	(238,551)
Class B	(6,839)	(1,885)	(63)	—	—	(4)	(85)
Net increase (decrease) in net assets from share transactions	396,238	264,502	(8,203)	76,409	17,073	78,391	(19,285)
Net increase (decrease) net assets	593,352	277,455	(26,958)	78,110	17,104	81,038	89,574
Net assets beginning of year	1,164,230	1,553,874	515,584	—	—	—	547,361
Net assets end of year	$1,757,582	$1,831,329	$488,626	$78,110	$17,104	$81,038	$636,935
Undistributed (excess of distributions over) net investment income (loss)	$944	$9,460	$6,830	$594	$—	$723	$8,190

(1) Share transactions
Shares sold
Class A	56,689	56,412	20,720	8,529	2,128	9,009	20,534
Class B	556	152	4	10	10	11	15
Reinvestment of distributions
Class A	3,553	3,891	763	—	7	—	539
Class B	48	10	—	—	—	—	1
Shares redeemed
Class A	(26,132)	(38,761)	(22,332)	(895)	(354)	(1,331)	(22,553)
Class B	(584)	(148)	(6)	—	—	—	(8)
Net increase/(decrease)
Class A	34,110	21,542	(849)	7,634	1,781	7,678	(1,480)
Class B	20	14	(2)	10	10	11	8
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$404,759	$1,783,227 (b)	$57,938	$116,820	$18,717	$216,021 (c)	$207,877
Proceeds from sales of securities	22,078	1,522,876 (b)	67,423	39,929	2,771	125,292 (c)	225,317

(a)  Period from April 30, 2012 (commencement of operations).

(b)  Amounts include $1,634,752 and $1,437,005 of purchases and sales, respectively, of U.S. Government Securities.

(c)  Amounts include $143,223 and $107,391 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

	JNL/PIMCO Real Return Fund	JNL/PIMCO Total Return Bond Fund	JNL/PPM America Floating Rate Income Fund	JNL/PPM America High Yield Bond Fund	JNL/PPM America Mid Cap Value Fund	JNL/PPM America Small Cap Value Fund	JNL/PPM America Value Equity Fund
Operations
Net investment income (loss)	$30,362	$84,366	$21,831	$115,200	$1,630	$948	$1,991
Net realized gain (loss)	209,279	145,389	189	31,567	(5,680)	1,091	5,109
Net change in unrealized appreciation (depreciation)	7,909	118,232	16,970	105,442	24,482	14,045	9,522
Net increase (decrease) in net assets from operations	247,550	347,987	38,990	252,209	20,432	16,084	16,622
Distributions to shareholders
From net investment income
Class A	(54,730)	(106,607)	(15,175)	(113,519)	(625)	(969)	(1,618)
Class B	(18)	(472)	—	(551)	(1)	(79)	(6)
From net realized gains
Class A	(171,433)	(110,917)	—	—	(9,170)	(2,437)	—
Class B	(53)	(451)	—	—	(9)	(158)	—
Total distributions to shareholders	(226,234)	(218,447)	(15,175)	(114,070)	(9,805)	(3,643)	(1,624)
Share transactions(1)
Proceeds from the sale of shares
Class A	1,661,451	2,864,576	371,951	1,446,317	147,181	107,131	61,660
Class B	609	8,571	—	3,758	56	4,238	120
Reinvestment of distributions
Class A	226,163	217,524	15,175	113,519	9,795	3,406	1,618
Class B	71	923	—	551	10	237	6
Cost of shares redeemed
Class A	(1,540,307)	(1,266,122)	(197,284)	(763,929)	(131,686)	(91,668)	(62,287)
Class B	(229)	(3,378)	—	(2,661)	(66)	(4,664)	(60)
Net increase (decrease) in net assets from share transactions	347,758	1,822,094	189,842	797,555	25,290	18,680	1,057
Net increase (decrease) net assets	369,074	1,951,634	213,657	935,694	35,917	31,121	16,055
Net assets beginning of year	2,715,054	3,861,260	445,716	1,269,758	118,022	74,612	102,600
Net assets end of year	$3,084,128	$5,812,894	$659,373	$2,205,452	$153,939	$105,733	$118,655
Undistributed (excess of distributions over) net investment income (loss)	$12,586	$2,389	$21,739	$4,760	$1,629	$11	$1,985

(1) Share transactions
Shares sold
Class A	123,671	217,019	35,333	202,973	13,767	11,577	4,907
Class B	45	614	—	484	5	440	10
Reinvestment of distributions
Class A	17,370	16,694	1,437	15,745	957	350	124
Class B	5	66	—	68	1	24	—
Shares redeemed
Class A	(113,482)	(96,330)	(18,838)	(108,008)	(12,332)	(9,907)	(4,910)
Class B	(17)	(240)	—	(337)	(6)	(501)	(5)
Net increase/(decrease)
Class A	27,559	137,383	17,932	110,710	2,392	2,020	121
Class B	33	440	—	215	—	(37)	5
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$3,549,786 (a)	$25,741,294 (b)	$473,403	$1,910,300	$133,651	$102,875	$48,414
Proceeds from sales of securities	3,321,009 (a)	24,267,841 (b)	281,258	1,154,647	116,320	86,222	46,810

(a)  Amounts include $3,147,146 and $2,768,782 of purchases and sales, respectively, of U.S. Government Securities.

(b)  Amounts include $24,710,841 and $23,445,731 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

	JNL/Red Rocks Listed Private Equity Fund	JNL/S&P Competitive Advantage Fund	JNL/S&P Dividend Income & Growth Fund	JNL/S&P Intrinsic Value Fund	JNL/S&P Total Yield Fund	JNL/S&P 4 Fund	JNL/S&P Managed Conservative Fund
Operations
Net investment income (loss)	$11,606	$8,388	$37,874	$12,522	$9,303	$11,409	$22,776
Net realized gain (loss)	(19,932)	91,539	87,304	59,762	43,643	68,059	41,762
Net change in unrealized appreciation (depreciation)	179,701	(1,167)	3,664	8,908	32,148	88,810	62,220
Net increase (decrease) in net assets from operations	171,375	98,760	128,842	81,192	85,094	168,278	126,758
Distributions to shareholders
From net investment income
Class A	—	(4,235)	(18,607)	(6,541)	(4,297)	(22,259)	(40,062)
Class B	—	(3)	(7)	(4)	(1)	—	—
From net realized gains
Class A	(7,950)	(10,418)	(52,490)	(15,790)	(4,917)	(47,013)	(23,338)
Class B	(5)	(7)	(18)	(9)	(1)	—	—
Total distributions to shareholders	(7,955)	(14,663)	(71,122)	(22,344)	(9,216)	(69,272)	(63,400)
Share transactions(1)
Proceeds from the sale of shares
Class A	113,886	448,045	640,731	315,618	223,569	413,113	812,378
Class B	62	449	155	395	84	—	—
Reinvestment of distributions
Class A	7,950	14,653	71,097	22,331	9,214	69,272	63,400
Class B	5	10	25	13	2	—	—
Cost of shares redeemed
Class A	(203,252)	(256,995)	(422,972)	(266,744)	(158,670)	(306,076)	(397,425)
Class B	(146)	(43)	(97)	(198)	(104)	—	—
Net increase (decrease) in net assets from share transactions	(81,495)	206,119	288,939	71,415	74,095	176,309	478,353
Net increase (decrease) net assets	81,925	290,216	346,659	130,263	149,973	275,315	541,711
Net assets beginning of year	602,741	534,508	920,892	568,880	368,822	1,009,149	1,298,317
Net assets end of year	$684,666	$824,724	$1,267,551	$699,143	$518,795	$1,284,464	$1,840,028
Undistributed (excess of distributions over) net investment income (loss)	$15,809	$8,382	$37,897	$12,515	$9,274	$16,790	$10,438

(1) Share transactions
Shares sold
Class A	13,630	36,626	55,280	29,396	22,783	34,398	70,376
Class B	8	36	13	36	9	—	—
Reinvestment of distributions
Class A	887	1,193	6,286	2,071	907	5,861	5,513
Class B	1	1	2	1	—	—	—
Shares redeemed
Class A	(24,282)	(20,912)	(36,313)	(24,977)	(16,227)	(25,647)	(34,471)
Class B	(18)	(4)	(8)	(19)	(11)	—	—
Net increase/(decrease)
Class A	(9,765)	16,907	25,253	6,490	7,463	14,612	41,418
Class B	(9)	33	7	18	(2)	—	—
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$201,532	$609,768	$886,062	$555,034	$410,532	$263,873	$744,418
Proceeds from sales of securities	285,840	412,050	628,508	492,420	337,265	117,784	282,674

See accompanying Notes to Financial Statements.

	JNL/S&P Managed Moderate Fund	JNL/S&P Managed Moderate Growth Fund	JNL/S&P Managed Growth Fund	JNL/S&P Managed Aggressive Growth Fund	JNL/T. Rowe Price Established Growth Fund	JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/T. Rowe Price Short- Term Bond Fund
Operations
Net investment income (loss)	$33,655	$48,882	$30,076	$8,470	$2,725	$(1,988)	$16,288
Net realized gain (loss)	109,217	179,105	111,285	17,316	57,460	75,328	2,425
Net change in unrealized appreciation (depreciation)	114,311	295,187	260,496	113,355	298,200	128,589	14,345
Net increase (decrease) in net assets from operations	257,183	523,174	401,857	139,141	358,385	201,929	33,058
Distributions to shareholders
From net investment income
Class A	(48,485)	(65,560)	(36,973)	(9,238)	—	(3,323)	(18,051)
Class B	—	—	—	—	—	(155)	(2)
From net realized gains
Class A	(83,101)	(150,060)	(94,731)	—	—	(74,329)	—
Class B	—	—	—	—	—	(1,757)	—
Total distributions to shareholders	(131,586)	(215,620)	(131,704)	(9,238)	—	(79,564)	(18,053)
Share transactions(1)
Proceeds from the sale of shares
Class A	985,852	1,426,145	913,360	365,161	1,017,581	517,941	1,338,412
Class B	—	—	—	—	5,371	7,217	162
Reinvestment of distributions
Class A	131,586	215,620	131,704	9,238	—	77,652	18,051
Class B	—	—	—	—	—	1,912	2
Cost of shares redeemed
Class A	(459,287)	(668,625)	(534,014)	(255,832)	(674,431)	(421,800)	(573,259)
Class B	—	—	—	—	(5,727)	(9,142)	(247)
Net increase (decrease) in net assets from share transactions	658,151	973,140	511,050	118,567	342,794	173,780	783,121
Net increase (decrease) net assets	783,748	1,280,694	781,203	248,470	701,179	296,145	798,126
Net assets beginning of year	2,129,486	3,519,718	2,482,133	843,436	1,838,605	1,475,445	1,220,966
Net assets end of year	$2,913,234	$4,800,412	$3,263,336	$1,091,906	$2,539,784	$1,771,590	$2,019,092
Undistributed (excess of distributions over) net investment income (loss)	$14,604	$27,205	$34,677	$9,489	$2,650	$(7,519)	$21,243

(1) Share transactions
Shares sold
Class A	82,844	117,254	78,168	29,012	42,133	17,633	132,655
Class B	—	—	—	—	228	244	16
Reinvestment of distributions
Class A	11,142	17,703	11,199	704	—	2,659	1,794
Class B	—	—	—	—	—	64	—
Shares redeemed
Class A	(38,444)	(54,871)	(45,704)	(20,378)	(27,885)	(14,437)	(56,938)
Class B	—	—	—	—	(236)	(305)	(24)
Net increase/(decrease)
Class A	55,542	80,086	43,663	9,338	14,248	5,855	77,511
Class B	—	—	—	—	(8)	3	(8)
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$1,365,110	$2,295,900	$1,191,618	$370,035	$1,006,629	$607,212	$1,290,645 (a)
Proceeds from sales of securities	775,841	1,439,774	744,877	239,504	649,019	522,631	619,092 (a)

(a) Amounts include $471,087 and $315,893 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

	JNL/T. Rowe Price Value Fund	JNL/UBS Large Cap Select Growth Fund	JNL/WMC Balanced Fund	JNL/WMC Money Market Fund	JNL/WMC Value Fund
Operations
Net investment income (loss)	$26,533	$210	$38,457	$—	$27,586
Net realized gain (loss)	84,477	70,948	48,023	6	91,370
Net change in unrealized appreciation (depreciation)	155,504	(24,830)	109,877	—	91,419
Net increase (decrease) in net assets from operations	266,514	46,328	196,357	6	210,375
Distributions to shareholders
From net investment income
Class A	(18,611)	(711)	(28,387)	(10)	(27,075)
Class B	(13)	(1)	(15)	—	(462)
From net realized gains
Class A	—	(39,382)	(17,339)	(4)	(40,599)
Class B	—	(22)	(9)	—	(621)
Total distributions to shareholders	(18,624)	(40,116)	(45,750)	(14)	(68,757)
Share transactions(1)
Proceeds from the sale of shares
Class A	625,160	97,802	788,484	1,649,494	459,648
Class B	331	64	181	7,699	2,841
Reinvestment of distributions
Class A	18,611	40,093	45,726	14	67,674
Class B	13	23	24	—	1,083
Cost of shares redeemed
Class A	(631,318)	(122,582)	(379,371)	(1,460,317)	(624,618)
Class B	(204)	(75)	(345)	(8,321)	(3,236)
Net increase (decrease) in net assets from share transactions	12,593	15,325	454,699	188,569	(96,608)
Net increase (decrease) net assets	260,483	21,537	605,306	188,561	45,010
Net assets beginning of year	1,306,144	450,402	1,793,921	1,063,248	1,237,183
Net assets end of year	$1,566,627	$471,939	$2,399,227	$1,251,809	$1,282,193
Undistributed (excess of distributions over) net investment income (loss)	$25,519	$193	$42,946	$(37)	$19,971

(1) Share transactions
Shares sold
Class A	53,830	4,270	44,176	1,649,494	24,876
Class B	28	2	10	7,699	154
Reinvestment of distributions
Class A	1,541	1,894	2,538	13	3,620
Class B	1	1	1	—	57
Shares redeemed
Class A	(53,172)	(5,398)	(21,212)	(1,460,316)	(32,900)
Class B	(17)	(3)	(19)	(8,321)	(171)
Net increase/(decrease)
Class A	2,199	766	25,502	189,191	(4,404)
Class B	12	—	(8)	(622)	40
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$925,393	$660,963	$5,452,249 (a)	$485,118 (b)	$413,927
Proceeds from sales of securities	915,400	676,032	4,967,048 (a)	399,789 (b)	573,517

(a) Amounts include $4,689,464 and $4,506,128 of purchases and sales, respectively, of U.S. Government Securities.

(b) Amounts include $327,425 and $231,740 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from				Supplemental Data			Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/American Funds Blue Chip Income and Growth Fund(e)
Class A
06/30/2013	$11.47	$0.02	$1.61	$1.63	$—	$—		$13.10	14.21%	$932,498	0%	0.65%	1.10%	0.27%
12/31/2012	10.21	0.22	1.15	1.37	(0.10)	(0.01)		11.47	13.43	698,789	5	0.65	1.10	1.97
12/31/2011	10.39	0.21	(0.34)	(0.13)	(0.05)	—		10.21	(1.25)	403,577	4	0.65	1.10	2.05
12/31/2010*	10.00	0.29	0.10	0.39	—	—		10.39	3.90	148,996	5	0.65	1.10	4.51
Class B
06/30/2013	11.53	0.03	1.61	1.64	—	—		13.17	14.22	139	0	0.40	0.85	0.49
12/31/2012	10.25	0.25	1.15	1.40	(0.11)	(0.01)		11.53	13.69	114	5	0.40	0.85	2.26
12/31/2011	10.41	0.32	(0.43)	(0.11)	(0.05)	—		10.25	(1.03)	55	4	0.40	0.85	3.12
12/31/2010*	10.00	0.42	(0.01)	0.41	—	—		10.41	4.10	9	5	0.40	0.85	6.57
JNL/American Funds Global Bond Fund(e)
Class A
06/30/2013	11.15	(0.03)	(0.55)	(0.58)	—	—		10.57	(5.20)	456,513	9	0.55	1.10	(0.55)
12/31/2012	10.82	0.22	0.41	0.63	(0.21)	(0.09)		11.15	5.76	466,274	11	0.55	1.10	1.98
12/31/2011	10.45	0.38	0.07	0.45	(0.08)	(0.00	)(f)	10.82	4.32	339,564	18	0.55	1.10	3.54
12/31/2010*	10.00	0.48	(0.03)	0.45	—	—		10.45	4.50	105,262	5	0.55	1.10	6.97
Class B
06/30/2013	11.22	(0.02)	(0.55)	(0.57)	—	—		10.65	(5.08)	209	9	0.30	0.85	(0.30)
12/31/2012	10.86	0.24	0.43	0.67	(0.22)	(0.09)		11.22	6.15	260	11	0.30	0.85	2.15
12/31/2011	10.47	0.39	0.08	0.47	(0.08)	(0.00	)(f)	10.86	4.53	176	18	0.30	0.85	3.58
12/31/2010*	10.00	0.63	(0.16)	0.47	—	—		10.47	4.70	79	5	0.30	0.85	8.98
JNL/American Funds Global Small Capitalization Fund(e)
Class A
06/30/2013	10.40	0.08	0.83	0.91	—	—		11.31	8.75	248,473	4	0.55	1.15	1.40
12/31/2012	8.95	0.11	1.49	1.60	(0.07)	(0.08)		10.40	17.90	205,624	8	0.55	1.15	1.09
12/31/2011	11.15	0.11	(2.28)	(2.17)	(0.03)	(0.00	)(f)	8.95	(19.43)	130,159	10	0.55	1.15	1.11
12/31/2010*	10.00	0.13	1.02	1.15	—	—		11.15	11.50	80,924	4	0.55	1.15	1.93
Class B
06/30/2013	10.45	0.09	0.83	0.92	—	—		11.37	8.80	116	4	0.30	0.90	1.56
12/31/2012	8.99	0.13	1.49	1.62	(0.08)	(0.08)		10.45	18.10	107	8	0.30	0.90	1.30
12/31/2011	11.16	0.12	(2.26)	(2.14)	(0.03)	(0.00	)(f)	8.99	(19.11)	49	10	0.30	0.90	1.19
12/31/2010*	10.00	0.22	0.94	1.16	—	—		11.16	11.60	23	4	0.30	0.90	3.11
JNL/American Funds Growth-Income Fund(e)
Class A
06/30/2013	11.80	0.01	1.35	1.36	—	—		13.16	11.53	1,181,776	4	0.70	1.10	0.08
12/31/2012	10.17	0.17	1.55	1.72	(0.08)	(0.01)		11.80	16.92	864,206	1	0.70	1.10	1.52
12/31/2011	10.45	0.18	(0.42)	(0.24)	(0.04)	—		10.17	(2.30)	460,263	3	0.70	1.10	1.76
12/31/2010*	10.00	0.24	0.21	0.45	—	—		10.45	4.50	174,494	0	0.70	1.10	3.72
Class B
06/30/2013	11.85	0.02	1.36	1.38	—	—		13.23	11.65	215	4	0.45	0.85	0.31
12/31/2012	10.20	0.19	1.56	1.75	(0.09)	(0.01)		11.85	17.18	170	1	0.45	0.85	1.71
12/31/2011	10.46	0.22	(0.44)	(0.22)	(0.04)	—		10.20	(2.09)	92	3	0.45	0.85	2.14
12/31/2010*	10.00	0.27	0.19	0.46	—	—		10.46	4.60	23	0	0.45	0.85	4.22
JNL/American Funds International Fund(e)
Class A
06/30/2013	10.71	0.01	0.32	0.33	—	—		11.04	3.08	422,190	2	0.70	1.25	0.17
12/31/2012	9.23	0.13	1.48	1.61	(0.11)	(0.02)		10.71	17.41	359,964	3	0.70	1.25	1.35
12/31/2011	10.85	0.20	(1.75)	(1.55)	(0.06)	(0.01)		9.23	(14.38)	213,058	3	0.70	1.25	1.99
12/31/2010*	10.00	0.27	0.58	0.85	—	—		10.85	8.50	102,766	3	0.70	1.25	3.92
Class B
06/30/2013	10.77	0.02	0.32	0.34	—	—		11.11	3.16	143	2	0.45	1.00	0.39
12/31/2012	9.28	0.18	1.45	1.63	(0.12)	(0.02)		10.77	17.57	161	3	0.45	1.00	1.82
12/31/2011	10.87	0.25	(1.77)	(1.52)	(0.06)	(0.01)		9.28	(14.05)	57	3	0.45	1.00	2.41
12/31/2010*	10.00	0.46	0.41	0.87	—	—		10.87	8.70	20	3	0.45	1.00	6.65

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations(a)			Distributions from				Supplemental Data			Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/American Funds New World Fund(e)
Class A
06/30/2013	$11.23	$0.00	$(0.29)	$(0.29)	$—	$—		$10.94	(2.58)%	$508,935	3%	0.65%	1.45%	0.06%
12/31/2012	9.69	0.09	1.59	1.68	(0.10)	(0.04)		11.23	17.38	464,295	5	0.65	1.45	0.83
12/31/2011	11.36	0.20	(1.82)	(1.62)	(0.05)	—		9.69	(14.30)	275,059	7	0.65	1.45	1.91
12/31/2010*	10.00	0.27	1.09	1.36	—	—		11.36	13.60	133,465	0	0.65	1.45	3.78
Class B
06/30/2013	11.28	0.02	(0.30)	(0.28)	—	—		11.00	(2.48)	146	3	0.40	1.20	0.29
12/31/2012	9.73	0.11	1.59	1.70	(0.11)	(0.04)		11.28	17.55	136	5	0.40	1.20	1.05
12/31/2011	11.37	0.35	(1.94)	(1.59)	(0.05)	—		9.73	(14.00)	81	7	0.40	1.20	3.34
12/31/2010*	10.00	0.28	1.09	1.37	—	—		11.37	13.70	18	0	0.40	1.20	3.94
JNL Institutional Alt 20 Fund(e)
Class A
06/30/2013	14.82	(0.01)	0.51	0.50	—	—		15.32	3.37	1,571,787	7	0.17	0.17	(0.17)
12/31/2012	13.82	0.20	1.33	1.53	(0.21)	(0.32)		14.82	11.15	1,405,890	17	0.17	0.17	1.35
12/31/2011	14.32	0.29	(0.66)	(0.37)	(0.12)	(0.01)		13.82	(2.57)	910,347	23	0.19	0.19	1.99
12/31/2010	12.73	0.25	1.41	1.66	(0.07)	(0.00	)(f)	14.32	13.06	615,034	3	0.20	0.20	1.91
12/31/2009*	10.00	0.45	2.28	2.73	—	—		12.73	27.30	199,516	3	0.20	0.20	4.93
JNL Institutional Alt 35 Fund(e)
Class A
06/30/2013	15.29	(0.01)	0.44	0.43	—	—		15.72	2.81	2,196,646	13	0.16	0.16	(0.16)
12/31/2012	14.35	0.16	1.46	1.62	(0.25)	(0.43)		15.29	11.33	2,020,087	21	0.17	0.17	1.06
12/31/2011	15.05	0.33	(0.90)	(0.57)	(0.11)	(0.02)		14.35	(3.81)	1,389,770	29	0.17	0.17	2.17
12/31/2010	13.24	0.25	1.65	1.90	(0.08)	(0.01)		15.05	14.36	885,456	2	0.20	0.20	1.79
12/31/2009*	10.00	0.44	2.80	3.24	—	—		13.24	32.40	308,516	6	0.20	0.20	4.72
JNL Institutional Alt 50 Fund(e)
Class A
06/30/2013	15.57	(0.01)	0.33	0.32	—	—		15.89	2.06	3,069,013	17	0.16	0.16	(0.16)
12/31/2012	14.65	0.13	1.45	1.58	(0.26)	(0.40)		15.57	10.88	2,799,205	27	0.16	0.16	0.83
12/31/2011	15.49	0.39	(1.10)	(0.71)	(0.11)	(0.02)		14.65	(4.63)	1,816,781	28	0.17	0.17	2.54
12/31/2010	13.57	0.26	1.76	2.02	(0.08)	(0.02)		15.49	14.90	1,077,623	2	0.20	0.20	1.82
12/31/2009*	10.00	0.49	3.08	3.57	—	—		13.57	35.70	361,516	13	0.20	0.20	5.06
JNL Institutional Alt 65 Fund(e)
Class A
06/30/2013	15.33	(0.01)	0.30	0.29	—	—		15.62	1.89	827,675	20	0.18	0.18	(0.18)
12/31/2012	15.05	0.06	1.57	1.63	(0.42)	(0.93)		15.33	10.95	910,895	37	0.18	0.18	0.36
12/31/2011	16.07	0.33	(1.20)	(0.87)	(0.11)	(0.04)		15.05	(5.43)	986,845	40	0.18	0.18	2.06
12/31/2010	13.97	0.22	1.99	2.21	(0.07)	(0.04)		16.07	15.85	728,410	5	0.20	0.20	1.52
12/31/2009*	10.00	0.47	3.50	3.97	—	—		13.97	39.70	229,813	24	0.20	0.20	4.80
JNL/American Funds Balanced Allocation Fund(e)
Class A
06/30/2013	10.42	0.03	0.38	0.41	—	—		10.83	3.93	279,097	1	0.69	0.70	0.56
12/31/2012*	10.00	0.33	0.09	0.42	—	—		10.42	4.20	148,585	9	0.70	0.70	4.79
JNL/American Funds Growth Allocation Fund(e)
Class A
06/30/2013	10.44	0.03	0.58	0.61	—	—		11.05	5.84	195,770	3	0.69	0.70	0.55
12/31/2012*	10.00	0.28	0.16	0.44	—	—		10.44	4.40	104,924	11	0.70	0.70	4.15

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations(a)			Distributions from			Supplemental Data			Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL Disciplined Moderate Fund(e)
Class A
06/30/2013	$10.62	$(0.01)	$0.63	$0.62	$—	$—	$11.24	5.84%	$913,781	2%	0.16%	0.16%	(0.16)%
12/31/2012	9.80	0.15	1.15	1.30	(0.15)	(0.33)	10.62	13.30	761,054	25	0.17	0.17	1.43
12/31/2011	9.85	0.16	(0.09)	0.07	(0.12)	—	9.80	0.72	462,723	127	0.18	0.18	1.64
12/31/2010	8.94	0.18	0.81	0.99	(0.08)	—	9.85	11.10	346,433	21	0.18	0.18	1.93
12/31/2009	7.72	0.23	1.21	1.44	(0.16)	(0.06)	8.94	18.67	168,455	12	0.19	0.19	2.75
12/31/2008	10.70	0.27	(3.12)	(2.85)	(0.09)	(0.04)	7.72	(26.60)	58,062	27	0.19	0.19	2.91
JNL Disciplined Moderate Growth Fund(e)
Class A
06/30/2013	9.76	(0.01)	0.79	0.78	—	—	10.54	7.99	993,146	2	0.16	0.16	(0.16)
12/31/2012	8.92	0.13	1.13	1.26	(0.12)	(0.30)	9.76	14.21	817,974	28	0.17	0.17	1.34
12/31/2011	9.09	0.13	(0.21)	(0.08)	(0.09)	—	8.92	(0.86)	509,358	101	0.18	0.18	1.40
12/31/2010	8.10	0.14	0.94	1.08	(0.09)	—	9.09	13.29	376,092	26	0.18	0.18	1.64
12/31/2009	6.81	0.21	1.34	1.55	(0.17)	(0.09)	8.10	22.77	206,365	16	0.19	0.19	2.78
12/31/2008	10.67	0.23	(3.94)	(3.71)	(0.09)	(0.06)	6.81	(34.76)	74,452	29	0.19	0.19	2.60
JNL Disciplined Growth Fund(e)
Class A
06/30/2013	9.01	(0.01)	0.74	0.73	—	—	9.74	8.10	396,483	1	0.18	0.18	(0.18)
12/31/2012	8.17	0.11	1.08	1.19	(0.10)	(0.25)	9.01	14.58	316,315	34	0.18	0.18	1.24
12/31/2011	8.52	0.11	(0.38)	(0.27)	(0.08)	—	8.17	(3.14)	181,732	109	0.18	0.18	1.24
12/31/2010	7.64	0.13	0.84	0.97	(0.09)	—	8.52	12.74	137,476	28	0.18	0.18	1.71
12/31/2009	6.31	0.20	1.40	1.60	(0.17)	(0.10)	7.64	25.39	80,863	24	0.19	0.19	2.87
12/31/2008	10.65	0.22	(4.40)	(4.18)	(0.10)	(0.06)	6.31	(39.21)	26,133	48	0.19	0.19	2.55
JNL/AQR Managed Futures Strategy Fund
Class A
06/30/2013	9.99	(0.07)	0.18	0.11	—	—	10.10	1.10	515,407	0	1.35	1.35	(1.32)
12/31/2012	9.46	(0.12)	0.65	0.53	—	—	9.99	5.60	541,596	0	1.35	1.35	(1.31)
12/31/2011*	10.00	(0.04)	(0.50)	(0.54)	—	—	9.46	(5.40)	459,751	0	1.36	1.36	(1.34)
Class B
06/30/2013	10.02	(0.06)	0.18	0.12	—	—	10.14	1.20	101	0	1.15	1.15	(1.12)
12/31/2012	9.47	(0.12)	0.67	0.55	—	—	10.02	5.81	100	0	1.15	1.15	(1.26)
12/31/2011*	10.00	(0.04)	(0.49)	(0.53)	—	—	9.47	(5.30)	95	0	1.16	1.16	(1.14)
JNL/BlackRock Commodity Securities Strategy Fund
Class A
06/30/2013	10.23	0.01	(0.08)	(0.07)	—	—	10.16	(0.68)	1,397,713	10	0.97	0.97	0.16
12/31/2012	10.15	0.03	0.05	0.08	—	—	10.23	0.79	1,458,953	11	0.98	0.98	0.26
12/31/2011	11.02	(0.02)	(0.79)	(0.81)	(0.06)	—	10.15	(7.37)	1,052,317	14	0.98	0.98	(0.21)
12/31/2010	9.41	0.08	1.56	1.64	(0.03)	—	11.02	17.44	1,000,238	102	1.00	1.00	0.87
12/31/2009	6.31	0.07	3.09	3.16	(0.06)	—	9.41	50.17	641,108	108	1.03	1.03	0.88
12/31/2008	13.90	0.20	(7.35)	(7.15)	(0.01)	(0.43)	6.31	(51.30)	214,651	71	1.04	1.04	1.67
Class B
06/30/2013	10.30	0.02	(0.08)	(0.06)	—	—	10.24	(0.58)	832	10	0.77	0.77	0.39
12/31/2012	10.20	0.04	0.06	0.10	—	—	10.30	0.98	817	11	0.78	0.78	0.43
12/31/2011	11.06	0.00	(0.79)	(0.79)	(0.07)	—	10.20	(7.13)	848	14	0.78	0.78	(0.01)
12/31/2010	9.44	0.11	1.55	1.66	(0.04)	—	11.06	17.59	694	102	0.80	0.80	1.13
12/31/2009	6.33	0.09	3.09	3.18	(0.07)	—	9.44	50.34	538	108	0.83	0.83	1.22
12/31/2008	13.93	0.21	(7.36)	(7.15)	(0.02)	(0.43)	6.33	(51.18)	270	71	0.84	0.84	1.94

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations(a)			Distributions from				Supplemental Data				Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)		Net Expenses to Average Net Assets		Total Expenses to Average Net Assets		Net Investment Income (Loss) to Average Net Assets
JNL/BlackRock Global Allocation Fund(g)
Class A
06/30/2013	$10.86	$0.06	$0.39	$0.45	$—	$—		$11.31	4.14%	$2,093,945	26%		1.09	%(k)	1.09	%(k)	1.06%
12/31/2012	9.91	0.11	0.84	0.95	—	—		10.86	9.59	1,592,841	49		1.10		1.10		1.03
12/31/2011	10.35	0.01	(0.41)	(0.40)	(0.04)	(0.00	)(f)	9.91	(3.82)	513,329	33	(h)	0.81		1.19		0.08
12/31/2010*	10.00	0.28	0.07	0.35	—	—		10.35	3.50	179,580	5		0.59		1.26		12.50
Class B
06/30/2013	10.91	0.07	0.40	0.47	—	—		11.38	4.31	312	26		0.89	(k)	0.89	(k)	1.26
12/31/2012	9.94	0.13	0.84	0.97	—	—		10.91	9.76	217	49		0.90		0.90		1.24
12/31/2011	10.35	0.02	(0.38)	(0.36)	(0.05)	(0.00	)(f)	9.94	(3.53)	85	33	(h)	0.61		0.99		0.28
12/31/2010*	10.00	0.33	0.02	0.35	—	—		10.35	3.50	20	5		0.39		1.06		14.63
JNL/Brookfield Global Infrastructure Fund
Class A
06/30/2013	12.29	0.17	0.91	1.08	—	—		13.37	8.79	427,990	44		1.15		1.15		2.61
12/31/2012	10.36	0.33	1.60	1.93	—	—		12.29	18.67	298,842	79		1.15		1.15		2.90
12/31/2011*	10.00	0.01	0.35	0.36	—	—		10.36	3.60	127,282	0		1.18		1.18		1.96
Class B
06/30/2013	12.32	0.18	0.91	1.09	—	—		13.41	8.85	214	44		0.95		0.95		2.76
12/31/2012	10.36	0.35	1.61	1.96	—	—		12.32	18.96	171	79		0.95		0.95		3.05
12/31/2011*	10.00	0.01	0.35	0.36	—	—		10.36	3.60	104	0		0.98		0.98		2.16
JNL/Capital Guardian Global Balanced Fund
Class A
06/30/2013	9.94	0.08	0.26	0.34	—	—		10.28	3.52 (v)	433,025	25	(i)	1.01		1.01		1.61
12/31/2012	8.97	0.17	1.00	1.17	(0.20)	—		9.94	13.04	415,794	37	(i)	1.01		1.01		1.75
12/31/2011	9.52	0.15	(0.60)	(0.45)	(0.10)	—		8.97	(4.76)	371,075	46	(i)	1.01		1.01		1.58
12/31/2010	8.82	0.14	0.65	0.79	(0.09)	—		9.52	9.01	358,593	47	(i)	1.01		1.01		1.62
12/31/2009	7.35	0.15	1.50	1.65	(0.18)	—		8.82	22.48	279,806	78		1.01		1.01		1.88
12/31/2008	11.95	0.25	(3.67)	(3.42)	(0.12)	(1.06)		7.35	(28.29)	183,572	70		1.01		1.01		2.37
Class B
06/30/2013	10.19	0.10	0.26	0.36	—	—		10.55	3.63 (v)	496	25	(i)	0.81		0.81		1.81
12/31/2012	9.18	0.19	1.04	1.23	(0.22)	—		10.19	13.38	481	37	(i)	0.81		0.81		1.95
12/31/2011	9.75	0.17	(0.63)	(0.46)	(0.11)	—		9.18	(4.70)	443	46	(i)	0.81		0.81		1.77
12/31/2010	9.01	0.16	0.68	0.84	(0.10)	—		9.75	9.40	421	47	(i)	0.81		0.81		1.82
12/31/2009	7.50	0.17	1.54	1.71	(0.20)	—		9.01	22.75	411	78		0.81		0.81		2.04
12/31/2008	12.17	0.30	(3.78)	(3.48)	(0.13)	(1.06)		7.50	(28.22)	189	70		0.81		0.81		2.74
JNL/Capital Guardian Global Diversified Research Fund
Class A
06/30/2013	25.41	0.19	1.27	1.46	—	—		26.87	5.82 (v)	358,654	14		1.09		1.09		1.39
12/31/2012	21.97	0.35	3.38	3.73	(0.29)	—		25.41	17.02	343,838	32		1.08		1.08		1.47
12/31/2011	23.23	0.27	(1.31)	(1.04)	(0.22)	—		21.97	(4.51)	299,322	39		1.08		1.08		1.17
12/31/2010	20.92	0.21	2.25	2.46	(0.15)	—		23.23	11.77	436,897	30		1.08		1.08		1.00
12/31/2009	15.33	0.17	5.70	5.87	(0.28)	—		20.92	38.32 (j)	332,577	85		1.09		1.09		0.97
12/31/2008	26.67	0.44	(11.78)	(11.34)	—	—		15.33	(42.52)	163,107	96		1.09		1.09		2.04
Class B
06/30/2013	25.65	0.21	1.29	1.50	—	—		27.15	5.93 (v)	365	14		0.89		0.89		1.58
12/31/2012	22.17	0.40	3.42	3.82	(0.34)	—		25.65	17.28	366	32		0.88		0.88		1.68
12/31/2011	23.40	0.33	(1.29)	(0.96)	(0.27)	—		22.17	(4.12)	308	39		0.88		0.88		1.41
12/31/2010	21.05	0.25	2.27	2.52	(0.17)	—		23.40	12.01	311	30		0.88		0.88		1.21
12/31/2009	15.41	0.21	5.74	5.95	(0.31)	—		21.05	38.63 (j)	329	85		0.89		0.89		1.19
12/31/2008	26.75	0.44	(11.78)	(11.34)	—	—		15.41	(42.39)	161	96		0.89		0.89		2.05

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations(a)			Distributions from				Supplemental Data			Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/DFA U.S. Core Equity Fund
Class A
06/30/2013	$8.15	$0.05	$1.15	$1.20	$—		$—	$9.35	14.72%	$308,862	5%	0.80%	0.92%	1.12%
12/31/2012	7.23	0.11	0.88	0.99	(0.07)		—	8.15	13.70	230,034	113	0.84	0.92	1.34
12/31/2011	7.33	0.06	(0.12)	(0.06)	(0.04)		—	7.23	(0.84)	242,320	44	0.93	0.93	0.85
12/31/2010	6.57	0.05	0.73	0.78	(0.02)		—	7.33	11.86	203,409	52	0.93	0.93	0.79
12/31/2009	4.96	0.05	1.63	1.68	(0.07)		—	6.57	33.83	84,192	36	0.96	0.96	0.84
12/31/2008	14.53	0.16	(5.92)	(5.76)	(0.34)		(3.47)	4.96	(39.04)	42,644	57	0.96	0.96	1.35
Class B
06/30/2013	8.52	0.06	1.21	1.27	—		—	9.79	14.91	284	5	0.60	0.72	1.32
12/31/2012	7.56	0.13	0.92	1.05	(0.09)		—	8.52	13.85	233	113	0.64	0.72	1.61
12/31/2011	7.65	0.08	(0.12)	(0.04)	(0.05)		—	7.56	(0.55)	177	44	0.73	0.73	1.10
12/31/2010	6.85	0.06	0.76	0.82	(0.02)		—	7.65	12.02	119	52	0.73	0.73	0.95
12/31/2009	5.16	0.07	1.70	1.77	(0.08)		—	6.85	34.26	94	36	0.76	0.76	1.11
12/31/2008	14.93	0.19	(6.09)	(5.90)	(0.40)		(3.47)	5.16	(38.93)	138	57	0.76	0.76	1.55
JNL/Eagle SmallCap Equity Fund
Class A
06/30/2013	22.77	(0.01)	3.01	3.00	—		—	25.77	13.22 (v)	1,322,250	40	0.97	0.97	(0.09)
12/31/2012	20.16	0.02	2.76	2.78	—		(0.17)	22.77	13.83	1,272,126	51	0.98	0.98	0.07
12/31/2011	21.88	(0.11)	(0.41)	(0.52)	—		(1.20)	20.16	(2.31)	820,374	39	0.99	0.99	(0.51)
12/31/2010	16.14	(0.03)	5.80	5.77	(0.03)		—	21.88	35.73	589,399	50	1.02	1.02	(0.18)
12/31/2009	11.91	0.04	4.19	4.23	—		—	16.14	35.52	279,448	67	1.03	1.03	0.34
12/31/2008	20.73	(0.04)	(7.93)	(7.97)	—		(0.85)	11.91	(38.34)	164,108	69	1.03	1.03	(0.25)
Class B
06/30/2013	23.29	0.01	3.08	3.09	—		—	26.38	13.31 (v)	1,046	40	0.77	0.77	0.11
12/31/2012	20.57	0.05	2.84	2.89	—		(0.17)	23.29	14.09	912	51	0.78	0.78	0.23
12/31/2011	22.25	(0.07)	(0.41)	(0.48)	—		(1.20)	20.57	(2.09)	638	39	0.79	0.79	(0.31)
12/31/2010	16.40	0.00	5.89	5.89	(0.04)		—	22.25	35.94	531	50	0.82	0.82	0.02
12/31/2009	12.08	0.06	4.26	4.32	—		—	16.40	35.76	248	67	0.83	0.83	0.44
12/31/2008	20.96	(0.01)	(8.02)	(8.03)	—		(0.85)	12.08	(38.20)	183	69	0.83	0.83	(0.03)
JNL/Eastspring Investments Asia ex-Japan Fund
Class A
06/30/2013	8.22	0.06	(1.09)	(1.03)	—		—	7.19	(12.53)	129,174	39	1.26	1.26	1.43
12/31/2012	7.05	0.10	1.47	1.57	(0.05)		(0.35)	8.22	22.55	152,083	76	1.27	1.27	1.25
12/31/2011	9.71	0.08	(2.10)	(2.02)	(0.04)		(0.60)	7.05	(21.20)	108,550	72	1.28	1.28	0.88
12/31/2010	8.14	0.03	1.55	1.58	(0.01)		—	9.71	19.40	150,646	75	1.31	1.31	0.40
12/31/2009	4.80	0.03	3.31	3.34	(0.00	)(f)	—	8.14	69.59	108,276	39	1.27	1.27	0.46
12/31/2008	9.80	0.12	(5.03)	(4.91)	(0.09)		—	4.80	(50.09)	7,727	132	1.29	1.29	1.66
Class B
06/30/2013	8.24	0.07	(1.10)	(1.03)	—		—	7.21	(12.50)	193	39	1.06	1.06	1.67
12/31/2012	7.07	0.11	1.48	1.59	(0.07)		(0.35)	8.24	22.72	256	76	1.07	1.07	1.43
12/31/2011	9.73	0.10	(2.11)	(2.01)	(0.05)		(0.60)	7.07	(21.00)	150	72	1.08	1.08	1.13
12/31/2010	8.15	0.06	1.54	1.60	(0.02)		—	9.73	19.59	187	75	1.11	1.11	0.65
12/31/2009	4.80	0.06	3.29	3.35	(0.00	)(f)	—	8.15	69.80	134	39	1.07	1.07	0.94
12/31/2008	9.80	0.13	(5.02)	(4.89)	(0.11)		—	4.80	(49.92)	57	132	1.09	1.09	1.73

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations(a)			Distributions from					Supplemental Data			Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Eastspring Investments China-India Fund
Class A
06/30/2013	$7.38	$0.08	$(0.95)	$(0.87)	$—		$—		$6.51	(11.79)%	$329,194	18%	1.31%	1.31%	2.14%
12/31/2012	6.02	0.07	1.34	1.41	(0.05)		—		7.38	23.48	373,612	24	1.31	1.31	0.99
12/31/2011	8.93	0.06	(2.52)	(2.46)	(0.03)		(0.42)		6.02	(27.89)	292,573	20	1.31	1.31	0.76
12/31/2010	7.71	0.04	1.26	1.30	—		(0.08)		8.93	16.93	385,002	40	1.33	1.33	0.46
12/31/2009	4.23	(0.00)	3.48	3.48	—		—		7.71	82.27	233,497	73	1.33	1.33	0.05
12/31/2008	9.98	0.03	(5.78)	(5.75)	—		—		4.23	(57.62)	25,987	188	1.41	1.41	0.51
Class B
06/30/2013	7.43	0.08	(0.95)	(0.87)	—		—		6.56	(11.71)	321	18	1.11	1.11	2.29
12/31/2012	6.07	0.08	1.34	1.42	(0.06)		—		7.43	23.52	387	24	1.11	1.11	1.23
12/31/2011	8.98	0.08	(2.53)	(2.45)	(0.04)		(0.42)		6.07	(27.61)	244	20	1.11	1.11	1.01
12/31/2010	7.74	0.04	1.28	1.32	—		(0.08)		8.98	17.12	332	40	1.13	1.13	0.55
12/31/2009	4.24	0.03	3.47	3.50	—		—		7.74	82.55	239	73	1.13	1.13	0.40
12/31/2008	9.98	0.03	(5.77)	(5.74)	—		—		4.24	(57.52)	68	188	1.21	1.21	0.52
JNL/Franklin Templeton Founding Strategy Fund(e)
Class A
06/30/2013	9.74	(0.00)	0.83	0.83	—		—		10.57	8.52	1,336,875	2	0.05	0.05	(0.05)
12/31/2012	8.58	0.23	1.14	1.37	(0.21)		—		9.74	15.96	1,226,311	5	0.05	0.05	2.44
12/31/2011	8.83	0.21	(0.33)	(0.12)	(0.13)		—		8.58	(1.36)	1,065,109	8	0.05	0.05	2.35
12/31/2010	8.22	0.14	0.71	0.85	(0.24)		—		8.83	10.39	1,037,981	3	0.05	0.05	1.72
12/31/2009	6.32	0.29	1.61	1.90	(0.00	)(f)	—		8.22	30.13	838,759	5	0.06	0.06	4.15
12/31/2008	10.09	(0.00)	(3.66)	(3.66)	(0.11)		(0.00	)(f)	6.32	(36.13)	580,801	14	0.06	0.06	(0.02)
JNL/Franklin Templeton Global Growth Fund
Class A
06/30/2013	9.05	0.11	0.69	0.80	—		—		9.85	8.84	737,469	6	1.03	1.03	2.20
12/31/2012	7.52	0.15	1.51	1.66	(0.13)		—		9.05	22.06	657,764	15	1.05	1.05	1.77
12/31/2011	8.08	0.14	(0.63)	(0.49)	(0.07)		—		7.52	(6.08)	514,730	18	1.06	1.06	1.78
12/31/2010	7.64	0.10	0.44	0.54	(0.10)		—		8.08	7.07	475,458	5	1.08	1.08	1.38
12/31/2009	5.92	0.10	1.74	1.84	(0.12)		—		7.64	31.06	375,505	5	1.10	1.10	1.58
12/31/2008	9.99	0.17	(4.24)	(4.07)	(0.00	)(f)	(0.00	)(f)	5.92	(40.72)	236,023	11	1.11	1.11	2.18
Class B
06/30/2013	9.07	0.12	0.69	0.81	—		—		9.88	8.93	403	6	0.83	0.83	2.38
12/31/2012	7.53	0.16	1.52	1.68	(0.14)		—		9.07	22.35	374	15	0.85	0.85	1.99
12/31/2011	8.10	0.16	(0.65)	(0.49)	(0.08)		—		7.53	(6.04)	293	18	0.86	0.86	2.00
12/31/2010	7.65	0.12	0.44	0.56	(0.11)		—		8.10	7.32	283	5	0.88	0.88	1.58
12/31/2009	5.93	0.12	1.73	1.85	(0.13)		—		7.65	31.21	219	5	0.90	0.90	1.85
12/31/2008	9.97	0.20	(4.24)	(4.04)	(0.00	)(f)	(0.00	)(f)	5.93	(40.50)	153	11	0.91	0.91	2.48
JNL/Franklin Templeton Global Multisector Bond Fund
Class A
06/30/2013	11.84	0.18	(0.21)	(0.03)	—		—		11.81	(0.25)	1,304,507	7	1.09	1.09	2.99
12/31/2012	10.07	0.39	1.40	1.79	(0.02)		(0.00	)(f)	11.84	17.78	977,534	11	1.10	1.10	3.48
12/31/2011*	10.00	0.01	0.06	0.07	—		—		10.07	0.70	239,591	3	1.12	1.12	2.34
Class B
06/30/2013	11.86	0.19	(0.21)	(0.02)	—		—		11.84	(0.17)	353	7	0.89	0.89	3.19
12/31/2012	10.07	0.31	1.50	1.81	(0.02)		(0.00	)(f)	11.86	17.98	204	11	0.90	0.90	2.82
12/31/2011*	10.00	0.01	0.06	0.07	—		—		10.07	0.70	101	3	0.92	0.92	2.52

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations(a)			Distributions from				Supplemental Data			Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets		Total Expenses to Average Net Assets		Net Investment Income (Loss) to Average Net Assets
JNL/Franklin Templeton Income Fund
Class A
06/30/2013	$10.67	$0.25	$0.20	$0.45	$—		$—	$11.12	4.22%	$1,844,243	15%	0.93%		0.93%		4.59%
12/31/2012	9.94	0.58	0.63	1.21	(0.48)		—	10.67	12.20	1,622,308	24	0.94		0.94		5.47
12/31/2011	10.10	0.60	(0.35)	0.25	(0.41)		—	9.94	2.53	1,254,686	21	0.95		0.95		5.84
12/31/2010	9.29	0.50	0.66	1.16	(0.35)		—	10.10	12.57	1,061,794	33	0.96		0.96		5.17
12/31/2009	7.39	0.55	1.88	2.43	(0.53)		—	9.29	32.92	728,236	39	1.00		1.00		6.51
12/31/2008	10.53	0.66	(3.79)	(3.13)	(0.01)		—	7.39	(29.74)	432,233	56	1.00		1.00		7.05
Class B
06/30/2013	10.29	0.26	0.19	0.45	—		—	10.74	4.37	600	15	0.73		0.73		4.80
12/31/2012	9.59	0.58	0.61	1.19	(0.49)		—	10.29	12.51	548	24	0.74		0.74		5.66
12/31/2011	9.76	0.60	(0.34)	0.26	(0.43)		—	9.59	2.66	514	21	0.75		0.75		6.07
12/31/2010	8.98	0.50	0.64	1.14	(0.36)		—	9.76	12.79	346	33	0.76		0.76		5.37
12/31/2009	7.16	0.55	1.81	2.36	(0.54)		—	8.98	33.07	388	39	0.80		0.80		6.74
12/31/2008	10.17	0.66	(3.66)	(3.00)	(0.01)		—	7.16	(29.51)	228	56	0.80		0.80		7.39
JNL/Franklin Templeton International Small Cap Growth Fund
Class A
06/30/2013	8.65	0.10	0.60	0.70	—		—	9.35	8.09	309,416	7	1.30		1.30		2.27
12/31/2012	6.89	0.11	1.76	1.87	(0.11)		—	8.65	27.26	258,118	32	1.30		1.30		1.46
12/31/2011	8.17	0.11	(1.28)	(1.17)	(0.11)		—	6.89	(14.38)	219,846	21	1.31		1.31		1.39
12/31/2010	6.85	0.14	1.27	1.41	(0.09)		—	8.17	20.55	213,824	162	1.30		1.30		1.96
12/31/2009	4.53	0.04	2.36	2.40	(0.08)		—	6.85	52.93	144,004	46	1.31		1.31		0.65
12/31/2008	9.87	0.14	(5.47)	(5.33)	(0.01)		—	4.53	(54.00)	44,755	53	1.31		1.31		1.88
Class B
06/30/2013	8.70	0.11	0.61	0.72	—		—	9.42	8.28	204	7	1.10		1.10		2.32
12/31/2012	6.94	0.12	1.77	1.89	(0.13)		—	8.70	27.30	251	32	1.10		1.10		1.59
12/31/2011	8.21	0.12	(1.27)	(1.15)	(0.12)		—	6.94	(14.05)	163	21	1.11		1.11		1.54
12/31/2010	6.88	0.14	1.28	1.42	(0.09)		—	8.21	20.70	181	162	1.10		1.10		2.01
12/31/2009	4.55	0.05	2.36	2.41	(0.08)		—	6.88	53.05	218	46	1.11		1.11		0.88
12/31/2008	9.88	0.14	(5.46)	(5.32)	(0.01)		—	4.55	(53.84)	80	53	1.11		1.11		2.01
JNL/Franklin Templeton Mutual Shares Fund
Class A
06/30/2013	9.21	0.09	1.08	1.17	—		—	10.38	12.70	949,827	16	1.02		1.02		1.78
12/31/2012	8.22	0.16	0.96	1.12	(0.13)		—	9.21	13.66	829,053	34	1.04		1.04		1.77
12/31/2011	8.48	0.16	(0.22)	(0.06)	(0.20)		—	8.22	(0.66)	690,280	37	1.06		1.06		1.85
12/31/2010	7.61	0.24	0.63	0.87	(0.00	)(f)	—	8.48	11.45	594,707	33	1.06		1.06		3.02
12/31/2009	6.20	0.10	1.55	1.65	(0.24)		—	7.61	26.74	423,572	61	1.11	(k)	1.11	(k)	1.48
12/31/2008	10.02	0.14	(3.94)	(3.80)	—		(0.02)	6.20	(37.90)	255,941	49	1.08	(k)	1.08	(k)	1.67
Class B
06/30/2013	9.28	0.10	1.09	1.19	—		—	10.47	12.82	499	16	0.82		0.82		1.98
12/31/2012	8.27	0.18	0.98	1.16	(0.15)		—	9.28	14.01	445	34	0.84		0.84		1.98
12/31/2011	8.52	0.18	(0.22)	(0.04)	(0.21)		—	8.27	(0.40)	377	37	0.86		0.86		2.05
12/31/2010	7.64	0.26	0.63	0.89	(0.01)		—	8.52	11.66	358	33	0.86		0.86		3.26
12/31/2009	6.22	0.12	1.56	1.68	(0.26)		—	7.64	27.00	282	61	0.91	(k)	0.91	(k)	1.79
12/31/2008	10.03	0.17	(3.96)	(3.79)	—		(0.02)	6.22	(37.76)	170	49	0.88	(k)	0.88	(k)	2.13

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations(a)			Distributions from			Supplemental Data				Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)		Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Franklin Templeton Small Cap Value Fund
Class A
06/30/2013	$12.53	$0.03	$1.31	$1.34	$—	$—	$13.87	10.69%	$734,276	11%		1.08%	1.08%	0.38%
12/31/2012	10.69	0.15	1.73	1.88	(0.03)	(0.01)	12.53	17.62	919,607	8		1.10	1.10	1.28
12/31/2011	11.02	0.06	(0.36)	(0.30)	(0.03)	—	10.69	(2.73)	413,671	17		1.12	1.12	0.54
12/31/2010	8.72	0.05	2.29	2.34	(0.04)	—	11.02	26.84	294,200	9		1.14	1.14	0.50
12/31/2009	6.56	0.07	2.15	2.22	(0.06)	—	8.72	33.80	167,589	2		1.16	1.16	0.89
12/31/2008	11.38	0.11	(3.97)	(3.86)	(0.10)	(0.86)	6.56	(33.23)	86,399	14		1.16	1.16	1.10
Class B
06/30/2013	12.51	0.04	1.31	1.35	—	—	13.86	10.79	413	11		0.88	0.88	0.60
12/31/2012	10.66	0.16	1.74	1.90	(0.04)	(0.01)	12.51	17.87	459	8		0.90	0.90	1.40
12/31/2011	10.98	0.08	(0.36)	(0.28)	(0.04)	—	10.66	(2.54)	394	17		0.92	0.92	0.72
12/31/2010	8.68	0.07	2.28	2.35	(0.05)	—	10.98	27.07	400	9		0.94	0.94	0.70
12/31/2009	6.53	0.08	2.14	2.22	(0.07)	—	8.68	33.96	237	2		0.96	0.96	1.09
12/31/2008	11.35	0.13	(3.97)	(3.84)	(0.12)	(0.86)	6.53	(33.06)	139	14		0.96	0.96	1.33
JNL/Goldman Sachs Core Plus Bond Fund
Class A
06/30/2013	12.44	0.09	(0.36)	(0.27)	—	—	12.17	(2.17)	862,040	393	(l)	0.88	0.88	1.44
12/31/2012	12.22	0.20	0.74	0.94	(0.28)	(0.44)	12.44	7.76	908,757	843	(l)	0.88	0.88	1.58
12/31/2011	12.14	0.26	0.49	0.75	(0.24)	(0.43)	12.22	6.26	995,144	1,078	(l)	0.88	0.88	2.07
12/31/2010	11.68	0.28	0.60	0.88	(0.29)	(0.13)	12.14	7.63	1,056,413	977	(l)	0.88	0.88	2.33
12/31/2009	10.71	0.45	1.07	1.52	(0.50)	(0.05)	11.68	14.16	782,744	430	(l)	0.90	0.90	3.90
12/31/2008	12.01	0.55	(1.18)	(0.63)	(0.48)	(0.19)	10.71	(5.17)	564,785	462		0.90	0.90	4.76
Class B
06/30/2013	12.63	0.10	(0.36)	(0.26)	—	—	12.37	(2.06)	379	393	(l)	0.68	0.68	1.62
12/31/2012	12.40	0.23	0.75	0.98	(0.31)	(0.44)	12.63	7.97	344	843	(l)	0.68	0.68	1.82
12/31/2011	12.30	0.29	0.50	0.79	(0.26)	(0.43)	12.40	6.52	257	1,078	(l)	0.68	0.68	2.28
12/31/2010	11.83	0.32	0.59	0.91	(0.31)	(0.13)	12.30	7.75	246	977	(l)	0.68	0.68	2.54
12/31/2009	10.83	0.48	1.09	1.57	(0.52)	(0.05)	11.83	14.47	245	430	(l)	0.70	0.70	4.14
12/31/2008	12.13	0.58	(1.19)	(0.61)	(0.50)	(0.19)	10.83	(4.94)	197	462		0.70	0.70	4.95
JNL/Goldman Sachs Emerging Markets Debt Fund
Class A
06/30/2013	14.11	0.28	(1.28)	(1.00)	—	—	13.11	(7.09)	875,234	91		1.06	1.06	3.94
12/31/2012	12.03	0.67	1.73	2.40	—	(0.32)	14.11	19.96	952,660	138		1.07	1.07	5.05
12/31/2011	13.65	0.42	(1.03)	(0.61)	(0.68)	(0.33)	12.03	(4.67)	782,878	186		1.07	1.07	3.02
12/31/2010	11.89	0.61	1.30	1.91	(0.12)	(0.03)	13.65	16.07	762,892	160		1.08	1.08	4.65
12/31/2009	9.67	0.44	1.79	2.23	(0.01)	—	11.89	23.06	193,046	94		1.11	1.11	3.89
12/31/2008*	10.00	0.09	(0.42)	(0.33)	—	—	9.67	(3.30)	28,973	44		1.11	1.11	3.92
Class B
06/30/2013	14.22	0.29	(1.29)	(1.00)	—	—	13.22	(7.03)	206	91		0.86	0.86	4.16
12/31/2012	12.09	0.71	1.74	2.45	—	(0.32)	14.22	20.28	261	138		0.87	0.87	5.34
12/31/2011	13.70	0.45	(1.03)	(0.58)	(0.70)	(0.33)	12.09	(4.46)	284	186		0.87	0.87	3.23
12/31/2010	11.92	0.65	1.28	1.93	(0.12)	(0.03)	13.70	16.22	442	160		0.88	0.88	4.95
12/31/2009	9.67	0.47	1.79	2.26	(0.01)	—	11.92	23.38	197	94		0.91	0.91	4.23
12/31/2008*	10.00	0.09	(0.42)	(0.33)	—	—	9.67	(3.30)	97	44		0.91	0.91	4.06

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations(a)			Distributions from				Supplemental Data			Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets		Total Expenses to Average Net Assets		Net Investment Income (Loss) to Average Net Assets
JNL/Goldman Sachs Mid Cap Value Fund
Class A
06/30/2013	$11.06	$0.04	$1.65	$1.69	$—	$—		$12.75	15.28%	$987,430	69%	1.01%		1.01%		0.66%
12/31/2012	9.56	0.11	1.61	1.72	(0.11)	(0.11)		11.06	18.01	967,000	80	1.01		1.01		1.08
12/31/2011	10.60	0.07	(0.77)	(0.70)	(0.06)	(0.28	)(m)	9.56	(6.54)	725,310	74	1.01		1.01		0.69
12/31/2010	8.56	0.05	2.04	2.09	(0.05)	—		10.60	24.40	496,550	85	1.02		1.02		0.58
12/31/2009	6.51	0.09	2.04	2.13	(0.08)	—		8.56	32.65	275,024	113	1.03		1.03		1.29
12/31/2008	12.82	0.09	(4.82)	(4.73)	(0.11)	(1.47)		6.51	(36.09)	134,460	98	1.04		1.04		0.83
Class B
06/30/2013	11.09	0.06	1.64	1.70	—	—		12.79	15.33	16,096	69	0.81		0.81		0.91
12/31/2012	9.57	0.14	1.62	1.76	(0.13)	(0.11)		11.09	18.43	10,577	80	0.81		0.81		1.35
12/31/2011	10.61	0.09	(0.77)	(0.68)	(0.08)	(0.28	)(m)	9.57	(6.35)	8,832	74	0.81		0.81		0.83
12/31/2010	8.56	0.07	2.04	2.11	(0.06)	—		10.61	24.62	9,541	85	0.82		0.82		0.76
12/31/2009	6.50	0.11	2.04	2.15	(0.09)	—		8.56	33.09	5,701	113	0.83		0.83		1.55
12/31/2008	12.83	0.12	(4.85)	(4.73)	(0.13)	(1.47)		6.50	(36.03)	244	98	0.84		0.84		1.11
JNL/Goldman Sachs U.S. Equity Flex Fund
Class A
06/30/2013	8.71	0.01	1.17	1.18	—	—		9.89	13.55	157,319	64	1.95	(k)	1.95	(k)	0.12
12/31/2012	7.31	0.02	1.41	1.43	(0.03)	—		8.71	19.59	129,675	106	2.13	(k)	2.13	(k)	0.24
12/31/2011	8.19	0.03	(0.90)	(0.87)	(0.01)	—		7.31	(10.63)	98,233	204	2.03	(k)	2.03	(k)	0.45
12/31/2010	7.58	0.01	0.65	0.66	(0.05)	—		8.19	8.70	115,234	639	1.88	(k)	1.88	(k)	0.17
12/31/2009	6.11	0.06	1.46	1.52	(0.05)	—		7.58	24.86	90,306	909	1.54	(k)	1.54	(k)	0.98
12/31/2008	10.85	0.09	(4.22)	(4.13)	—	(0.61)		6.11	(37.68)	41,879	455	1.59	(k)	1.59	(k)	0.98
Class B
06/30/2013	8.77	0.02	1.18	1.20	—	—		9.97	13.68	285	64	1.75	(k)	1.75	(k)	0.32
12/31/2012	7.36	0.04	1.42	1.46	(0.05)	—		8.77	19.80	249	106	1.93	(k)	1.93	(k)	0.44
12/31/2011	8.24	0.05	(0.91)	(0.86)	(0.02)	—		7.36	(10.38)	171	204	1.83	(k)	1.83	(k)	0.68
12/31/2010	7.62	0.03	0.65	0.68	(0.06)	—		8.24	8.92	170	639	1.68	(k)	1.68	(k)	0.38
12/31/2009	6.14	0.08	1.46	1.54	(0.06)	—		7.62	25.07	147	909	1.34	(k)	1.34	(k)	1.19
12/31/2008	10.87	0.11	(4.23)	(4.12)	—	(0.61)		6.14	(37.51)	93	455	1.39	(k)	1.39	(k)	1.22
JNL/Invesco Global Real Estate Fund
Class A
06/30/2013	9.88	0.12	(0.02)	0.10	—	—		9.98	1.01	1,479,312	37	1.06		1.06		2.30
12/31/2012	7.75	0.18	2.01	2.19	(0.06)	—		9.88	28.31	1,362,397	57	1.05		1.05		2.03
12/31/2011	8.50	0.16	(0.69)	(0.53)	(0.22)	—		7.75	(6.26)	722,875	59	1.06		1.06		1.87
12/31/2010	7.53	0.19	1.09	1.28	(0.31)	—		8.50	17.15	661,172	70	1.06		1.06		2.33
12/31/2009	5.79	0.18	1.70	1.88	(0.14)	—		7.53	32.53	342,951	65	1.07		1.07		2.78
12/31/2008	12.44	0.31	(4.96)	(4.65)	(0.23)	(1.77)		5.79	(35.71)	145,218	117	1.03		1.03		2.78
Class B
06/30/2013	9.98	0.13	(0.01)	0.12	—	—		10.10	1.20	907	37	0.86		0.86		2.47
12/31/2012	7.82	0.20	2.03	2.23	(0.07)	—		9.98	28.58	911	57	0.85		0.85		2.23
12/31/2011	8.57	0.18	(0.70)	(0.52)	(0.23)	—		7.82	(6.10)	688	59	0.86		0.86		2.08
12/31/2010	7.58	0.20	1.10	1.30	(0.31)	—		8.57	17.37	616	70	0.86		0.86		2.51
12/31/2009	5.82	0.19	1.72	1.91	(0.15)	—		7.58	32.86	404	65	0.87		0.87		3.09
12/31/2008	12.52	0.33	(5.00)	(4.67)	(0.26)	(1.77)		5.82	(35.61)	294	117	0.83		0.83		2.93

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations(a)			Distributions from			Supplemental Data			Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Invesco International Growth Fund
Class A
06/30/2013	$10.89	$0.13	$0.05	$0.18	$—	$—	$11.07	1.65%	$887,543	10%	1.00%	1.00%	2.36%
12/31/2012	9.56	0.14	1.36	1.50	(0.17)	—	10.89	15.76	729,434	35	1.00	1.00	1.33
12/31/2011	10.34	0.18	(0.89)	(0.71)	(0.07)	—	9.56	(6.89)	636,015	24	1.01	1.01	1.80
12/31/2010	9.27	0.11	1.03	1.14	(0.07)	—	10.34	12.31	588,008	32	1.02	1.02	1.19
12/31/2009	6.88	0.12	2.42	2.54	(0.15)	—	9.27	36.99 (n)	431,595	27	1.04	1.04	1.55
12/31/2008	15.74	0.27	(6.68)	(6.41)	(0.06)	(2.39)	6.88	(40.94)	249,897	53	1.03	1.03	2.10
Class B
06/30/2013	11.41	0.15	0.05	0.20	—	—	11.61	1.75	560	10	0.80	0.80	2.53
12/31/2012	10.01	0.16	1.43	1.59	(0.19)	—	11.41	15.95	566	35	0.80	0.80	1.52
12/31/2011	10.81	0.22	(0.94)	(0.72)	(0.08)	—	10.01	(6.64)	446	24	0.81	0.81	2.02
12/31/2010	9.68	0.14	1.07	1.21	(0.08)	—	10.81	12.52	485	32	0.82	0.82	1.43
12/31/2009	7.04	0.01	2.80	2.81	(0.17)	—	9.68	39.94 (n)	386	27	0.84	0.84	0.10
12/31/2008	15.99	0.29	(6.79)	(6.50)	(0.06)	(2.39)	7.04	(40.85)	9,418	53	0.83	0.83	2.27
JNL/Invesco Large Cap Growth Fund
Class A
06/30/2013	12.81	0.01	1.12	1.13	—	—	13.94	8.82	985,098	43	0.96	0.96	0.15
12/31/2012	11.73	0.04	1.42	1.46	—	(0.38)	12.81	12.49	995,127	104	0.96	0.96	0.30
12/31/2011	12.59	(0.04)	(0.80)	(0.84)	(0.02)	—	11.73	(6.68)	954,232	112	0.96	0.96	(0.30)
12/31/2010	10.75	0.03	1.84	1.87	(0.03)	—	12.59	17.41	910,935	169	0.96	0.96	0.23
12/31/2009	8.67	0.04	2.07	2.11	(0.03)	—	10.75	24.29	624,156	57	0.97	0.97	0.45
12/31/2008	14.93	0.04	(5.69)	(5.65)	(0.02)	(0.59)	8.67	(37.66)	350,826	56	0.97	0.97	0.29
Class B
06/30/2013	12.95	0.02	1.13	1.15	—	—	14.10	8.88	960	43	0.76	0.76	0.35
12/31/2012	11.83	0.07	1.43	1.50	—	(0.38)	12.95	12.73	917	104	0.76	0.76	0.53
12/31/2011	12.69	(0.01)	(0.81)	(0.82)	(0.04)	—	11.83	(6.49)	749	112	0.76	0.76	(0.10)
12/31/2010	10.82	0.05	1.86	1.91	(0.04)	—	12.69	17.69	778	169	0.76	0.76	0.43
12/31/2009	8.72	0.06	2.08	2.14	(0.04)	—	10.82	24.57	587	57	0.77	0.77	0.66
12/31/2008	15.02	0.06	(5.73)	(5.67)	(0.04)	(0.59)	8.72	(37.55)	404	56	0.77	0.77	0.52
JNL/Invesco Small Cap Growth Fund
Class A
06/30/2013	14.30	(0.01)	2.17	2.16	—	—	16.46	15.10	475,044	23	1.13	1.13	(0.10)
12/31/2012	12.55	0.04	2.17	2.21	—	(0.46)	14.30	17.68	394,626	39	1.15	1.15	0.26
12/31/2011	12.76	(0.07)	(0.10)	(0.17)	—	(0.04)	12.55	(1.36)	178,378	56	1.15	1.15	(0.52)
12/31/2010	10.11	(0.05)	2.70	2.65	—	—	12.76	26.21	149,999	35	1.15	1.15	(0.50)
12/31/2009	7.50	(0.02)	2.63	2.61	—	—	10.11	34.80	92,793	33	1.16	1.16	(0.17)
12/31/2008	14.82	(0.04)	(5.95)	(5.99)	—	(1.33)	7.50	(39.73)	40,314	42	1.16	1.16	(0.32)
Class B
06/30/2013	14.62	0.01	2.20	2.21	—	—	16.83	15.12	455	23	0.93	0.93	0.09
12/31/2012	12.79	0.05	2.24	2.29	—	(0.46)	14.62	17.97	463	39	0.95	0.95	0.35
12/31/2011	12.98	(0.04)	(0.11)	(0.15)	—	(0.04)	12.79	(1.18)	408	56	0.95	0.95	(0.33)
12/31/2010	10.26	(0.03)	2.75	2.72	—	—	12.98	26.51	414	35	0.95	0.95	(0.29)
12/31/2009	7.60	0.00	2.66	2.66	—	—	10.26	35.00	157	33	0.96	0.96	0.01
12/31/2008	14.95	(0.01)	(6.01)	(6.02)	—	(1.33)	7.60	(39.58)	103	42	0.96	0.96	(0.10)

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations(a)			Distributions from				Supplemental Data			Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Ivy Asset Strategy Fund
Class A
06/30/2013	$12.37	$0.07	$0.27	$0.34	$—		$—	$12.71	2.75%	$2,345,436	39%	1.21%	1.21%	1.03%
12/31/2012	10.56	0.23	1.59	1.82	(0.01)		—	12.37	17.26	2,044,238	57	1.21	1.21	1.98
12/31/2011	11.43	0.04	(0.90)	(0.86)	(0.01)		—	10.56	(7.49)	1,603,982	60	1.22	1.22	0.34
12/31/2010	10.41	0.09	0.93	1.02	(0.00	)(f)	—	11.43	9.81	975,565	96	1.25	1.25	0.90
12/31/2009*	10.00	0.01	0.40	0.41	—		—	10.41	4.10	196,774	16	1.25	1.25	0.52
Class B
06/30/2013	12.41	0.08	0.09	0.17	—		—	12.58	1.37	606	39	1.01	1.01	1.25
12/31/2012	10.60	0.25	1.59	1.84	(0.03)		—	12.41	17.36	501	57	1.01	1.01	2.16
12/31/2011	11.45	0.06	(0.89)	(0.83)	(0.02)		—	10.60	(7.24)	401	60	1.02	1.02	0.53
12/31/2010	10.41	0.10	0.94	1.04	(0.00	)(f)	—	11.45	10.01	280	96	1.05	1.05	0.95
12/31/2009*	10.00	0.01	0.40	0.41	—		—	10.41	4.10	203	16	1.05	1.05	0.47
JNL/JPMorgan International Value Fund
Class A
06/30/2013	7.11	0.13	0.03	0.16	—		—	7.27	2.39 (v)	540,292	27	1.03	1.03	3.51
12/31/2012	6.35	0.20	0.88	1.08	(0.32)		—	7.11	17.16	506,613	63	1.01	1.01	2.95
12/31/2011	7.52	0.21	(1.17)	(0.96)	(0.21)		—	6.35	(12.87)	586,075	68	1.01	1.01	2.83
12/31/2010	7.17	0.12	0.42	0.54	(0.19)		—	7.52	7.58	607,358	71	1.02	1.02	1.73
12/31/2009	5.72	0.14	1.58	1.72	(0.27)		—	7.17	30.17	549,144	92	1.03	1.03	2.24
12/31/2008	14.35	0.38	(6.85)	(6.47)	(0.25)		(1.91)	5.72	(44.49)	346,379	90	1.01	1.01	3.40
Class B
06/30/2013	7.26	0.14	0.04	0.18	—		—	7.44	2.62 (v)	624	27	0.83	0.83	3.67
12/31/2012	6.48	0.21	0.91	1.12	(0.34)		—	7.26	17.42	607	63	0.81	0.81	3.11
12/31/2011	7.68	0.22	(1.20)	(0.98)	(0.22)		—	6.48	(12.84)	498	68	0.81	0.81	2.96
12/31/2010	7.31	0.13	0.44	0.57	(0.20)		—	7.68	7.86	587	71	0.82	0.82	1.91
12/31/2009	5.82	0.16	1.62	1.78	(0.29)		—	7.31	30.60	546	92	0.83	0.83	2.51
12/31/2008	14.57	0.39	(6.95)	(6.56)	(0.28)		(1.91)	5.82	(44.44)	458	90	0.81	0.81	3.55
JNL/JPMorgan MidCap Growth Fund
Class A
06/30/2013	21.90	0.04	3.38	3.42	—		—	25.32	15.62	901,204	33	0.97	0.97	0.30
12/31/2012	18.84	0.07	2.99	3.06	—		—	21.90	16.24	555,997	89	0.97	0.97	0.31
12/31/2011	20.02	(0.03)	(1.15)	(1.18)	—		—	18.84	(5.89)	439,008	77	0.99	0.99	(0.17)
12/31/2010	15.94	(0.03)	4.11	4.08	—		—	20.02	25.60	232,386	84	1.01	1.01	(0.19)
12/31/2009	11.15	(0.03)	4.82	4.79	—		—	15.94	42.96	163,690	82	1.01	1.01	(0.25)
12/31/2008	20.07	(0.05)	(8.87)	(8.92)	—		—	11.15	(44.44)	91,958	105	1.02	1.02	(0.30)
Class B
06/30/2013	22.11	0.05	3.42	3.47	—		—	25.58	15.69	244	33	0.77	0.77	0.43
12/31/2012	18.98	0.11	3.02	3.13	—		—	22.11	16.49	227	89	0.77	0.77	0.53
12/31/2011	20.30	(0.00)	(1.32)	(1.32)	—		—	18.98	(6.50)	187	77	0.79	0.79	(0.00)
12/31/2010	16.13	0.00	4.17	4.17	—		—	20.30	25.85	185	84	0.81	0.81	0.02
12/31/2009	11.26	(0.01)	4.88	4.87	—		—	16.13	43.25	114	82	0.81	0.81	(0.05)
12/31/2008	20.22	(0.01)	(8.95)	(8.96)	—		—	11.26	(44.31)	158	105	0.82	0.82	(0.08)

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations(a)			Distributions from			Supplemental Data				Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)		Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/JPMorgan U.S. Government & Quality Bond Fund
Class A
06/30/2013	$14.09	$0.17	$(0.55)	$(0.38)	$—	$—	$13.71	(2.63	)(v)%	$1,377,557	1%	0.68%	0.68%	2.45%
12/31/2012	13.90	0.37	0.14	0.51	(0.32)	—	14.09	3.64		1,661,614	9	0.68	0.68	2.63
12/31/2011	12.94	0.43	0.84	1.27	(0.31)	—	13.90	9.83		1,393,976	12	0.70	0.70	3.19
12/31/2010	12.39	0.46	0.45	0.91	(0.36)	—	12.94	7.34		918,334	9	0.71	0.71	3.50
12/31/2009	12.25	0.47	(0.01)	0.46	(0.32)	—	12.39	3.69		693,017	12	0.73	0.73	3.78
12/31/2008	11.74	0.49	0.27	0.76	(0.25)	—	12.25	6.53		680,849	14	0.76	0.76	4.06
Class B
06/30/2013	14.72	0.19	(0.57)	(0.38)	—	—	14.34	(2.51	)(v)	927	1	0.48	0.48	2.66
12/31/2012	14.50	0.42	0.14	0.56	(0.34)	—	14.72	3.83		1,005	9	0.48	0.48	2.84
12/31/2011	13.47	0.48	0.88	1.36	(0.33)	—	14.50	10.10		1,323	12	0.50	0.50	3.35
12/31/2010	12.88	0.51	0.46	0.97	(0.38)	—	13.47	7.53		523	9	0.51	0.51	3.72
12/31/2009	12.71	0.48	0.02	0.50	(0.33)	—	12.88	3.92		564	12	0.53	0.53	3.71
12/31/2008	12.16	0.51	0.30	0.81	(0.26)	—	12.71	6.73		897	14	0.56	0.56	4.11
JNL/Lazard Emerging Markets Fund
Class A
06/30/2013	11.47	0.14	(1.20)	(1.06)	—	—	10.41	(9.24)		1,442,229	10	1.22	1.23	2.53
12/31/2012	9.83	0.19	1.96	2.15	(0.23)	(0.28)	11.47	22.21		1,409,847	31	1.22	1.22	1.76
12/31/2011	12.09	0.25	(2.39)	(2.14)	(0.12)	—	9.83	(17.75)		1,170,395	25	1.22	1.22	2.27
12/31/2010	9.96	0.19	1.99	2.18	(0.05)	—	12.09	21.91		1,386,967	23	1.23	1.23	1.76
12/31/2009	5.88	0.16	4.06	4.22	(0.14)	—	9.96	71.74		735,862	49	1.27	1.27	1.98
12/31/2008	14.47	0.38	(7.64)	(7.26)	(0.08)	(1.25)	5.88	(50.05)		211,608	64	1.28	1.28	3.21
Class B
06/30/2013	11.52	0.14	(1.19)	(1.05)	—	—	10.47	(9.11)		572	10	1.02	1.03	2.54
12/31/2012	9.87	0.22	1.97	2.19	(0.26)	(0.28)	11.52	22.46		759	31	1.02	1.02	2.01
12/31/2011	12.14	0.28	(2.41)	(2.13)	(0.14)	—	9.87	(17.63)		758	25	1.02	1.02	2.46
12/31/2010	9.98	0.22	2.00	2.22	(0.06)	—	12.14	22.24		1,062	23	1.03	1.03	2.04
12/31/2009	5.89	0.18	4.06	4.24	(0.15)	—	9.98	71.96		775	49	1.07	1.07	2.13
12/31/2008	14.49	0.37	(7.63)	(7.26)	(0.09)	(1.25)	5.89	(49.94)		236	64	1.08	1.08	3.28
JNL/Lazard Mid Cap Equity Fund
Class A
06/30/2013	11.67	0.05	1.64	1.69	—	—	13.36	14.57	(v)	246,948	53	1.01	1.01	0.75
12/31/2012	10.86	0.03	0.81	0.84	(0.03)	—	11.67	7.74		220,777	113	1.01	1.01	0.26
12/31/2011	11.59	0.03	(0.69)	(0.66)	(0.07)	—	10.86	(5.67)		223,465	86	1.02	1.02	0.30
12/31/2010	9.46	0.08	2.10	2.18	(0.05)	—	11.59	23.07		214,053	82	1.02	1.02	0.83
12/31/2009	6.82	0.07	2.63	2.70	(0.06)	—	9.46	39.65		164,730	79	1.03	1.03	0.86
12/31/2008	11.47	0.15	(4.62)	(4.47)	(0.13)	(0.05)	6.82	(38.96)		125,184	81	1.02	1.02	1.50
Class B
06/30/2013	11.77	0.06	1.66	1.72	—	—	13.49	14.70	(v)	242	53	0.81	0.81	0.98
12/31/2012	10.96	0.05	0.81	0.86	(0.05)	—	11.77	7.89		184	113	0.81	0.81	0.46
12/31/2011	11.68	0.06	(0.69)	(0.63)	(0.09)	—	10.96	(5.38)		192	86	0.82	0.82	0.49
12/31/2010	9.53	0.10	2.11	2.21	(0.06)	—	11.68	23.24		176	82	0.82	0.82	1.00
12/31/2009	6.90	0.05	2.65	2.70	(0.07)	—	9.53	39.19		167	79	0.83	0.83	0.61
12/31/2008	11.62	0.17	(4.69)	(4.52)	(0.15)	(0.05)	6.90	(38.88)		2,108	81	0.82	0.82	1.70

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations(a)			Distributions from					Supplemental Data			Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/M&G Global Basics Fund
Class A
06/30/2013	$13.66	$0.10	$(0.43)	$(0.33)	$—		$—		$13.33	(2.42)%	$211,770	24%	1.21%	1.21%	1.46%
12/31/2012	13.15	0.19	0.83	1.02	(0.15)		(0.36)		13.66	7.90	215,548	41	1.20	1.20	1.36
12/31/2011	14.98	0.13	(1.90)	(1.77)	(0.03)		(0.03)		13.15	(11.89)	275,623	33	1.21	1.21	0.88
12/31/2010	12.27	0.04	2.80	2.84	(0.08)		(0.05)		14.98	23.19	195,399	18	1.22	1.22	0.31
12/31/2009	8.42	0.05	3.89	3.94	(0.03)		(0.06)		12.27	46.88	29,708	43	1.21	1.21	0.47
12/31/2008*	10.00	0.00	(1.58)	(1.58)	—		—		8.42	(15.80)	4,703	10	1.24	1.24	(0.03)
Class B
06/30/2013	13.72	0.08	(0.40)	(0.32)	—		—		13.40	(2.33)	51	24	1.01	1.01	1.12
12/31/2012	13.21	0.20	0.86	1.06	(0.19)		(0.36)		13.72	8.14	109	41	1.00	1.00	1.46
12/31/2011	15.02	0.16	(1.91)	(1.75)	(0.03)		(0.03)		13.21	(11.73)	107	33	1.01	1.01	1.07
12/31/2010	12.30	0.06	2.81	2.87	(0.10)		(0.05)		15.02	23.37	115	18	1.02	1.02	0.50
12/31/2009	8.43	0.08	3.89	3.97	(0.04)		(0.06)		12.30	47.19	160	43	1.01	1.01	0.75
12/31/2008*	10.00	0.00	(1.57)	(1.57)	—		—		8.43	(15.70)	84	10	1.04	1.04	0.17
JNL/M&G Global Leaders Fund
Class A
06/30/2013	11.82	0.08	1.22	1.30	—		—		13.12	11.00	55,660	36	1.20	1.20	1.29
12/31/2012	10.42	0.14	1.40	1.54	(0.12)		(0.02)		11.82	14.76	47,717	50	1.16	1.16	1.23
12/31/2011	12.73	0.09	(1.60)	(1.51)	(0.08)		(0.72)		10.42	(11.60)	36,375	106	1.23	1.23	0.75
12/31/2010	11.41	0.07	1.42	1.49	(0.04)		(0.13)		12.73	13.13	29,788	47	1.24	1.24	0.59
12/31/2009	8.35	0.09	3.03	3.12	(0.06)		—		11.41	37.43	17,302	39	1.21	1.21	0.87
12/31/2008*	10.00	0.02	(1.66)	(1.64)	(0.01)		—		8.35	(16.43)	4,501	34	1.23	1.23	0.82
Class B
06/30/2013	11.84	0.10	1.22	1.32	—		—		13.16	11.15	172	36	1.00	1.00	1.49
12/31/2012	10.44	0.16	1.40	1.56	(0.14)		(0.02)		11.84	14.92	155	50	0.96	0.96	1.44
12/31/2011	12.75	0.12	(1.61)	(1.49)	(0.10)		(0.72)		10.44	(11.41)	135	106	1.03	1.03	0.96
12/31/2010	11.42	0.10	1.42	1.52	(0.06)		(0.13)		12.75	13.36	150	47	1.04	1.04	0.84
12/31/2009	8.35	0.12	3.03	3.15	(0.08)		—		11.42	37.70	126	39	1.01	1.01	1.25
12/31/2008*	10.00	0.02	(1.66)	(1.64)	(0.01)		—		8.35	(16.40)	84	34	1.03	1.03	1.03
JNL/Mellon Capital 10 x 10 Fund(e)
Class A
06/30/2013	8.90	(0.00)	0.97	0.97	—		—		9.87	10.90	337,296	3	0.05	0.05	(0.05)
12/31/2012	7.93	0.21	1.05	1.26	(0.21)		(0.08)		8.90	15.96	314,184	10	0.05	0.05	2.40
12/31/2011	8.22	0.21	(0.38)	(0.17)	(0.12)		—		7.93	(2.09)	276,388	9	0.05	0.05	2.56
12/31/2010	7.19	0.14	1.04	1.18	(0.15)		(0.00	)(f)	8.22	16.43	257,545	8	0.05	0.05	1.90
12/31/2009	6.19	0.21	1.31	1.52	(0.26)		(0.26)		7.19	24.59	194,494	11	0.06	0.06	3.20
12/31/2008	9.92	0.25	(3.85)	(3.60)	(0.07)		(0.06)		6.19	(36.25)	100,370	20	0.06	0.06	3.11
JNL/Mellon Capital Index 5 Fund(e)
Class A
06/30/2013	10.16	(0.00)	0.88	0.88	—		—		11.04	8.66	615,324	4	0.05	0.05	(0.05)
12/31/2012	9.31	0.19	1.10	1.29	(0.15)		(0.29)		10.16	13.96	542,692	4	0.05	0.05	1.87
12/31/2011	9.62	0.18	(0.38)	(0.20)	(0.09)		(0.02)		9.31	(2.08)	423,503	9	0.05	0.05	1.86
12/31/2010	8.39	0.14	1.19	1.33	(0.09)		(0.01)		9.62	15.78	332,481	10	0.05	0.05	1.58
12/31/2009	6.83	0.18	1.53	1.71	(0.07)		(0.08)		8.39	25.16	204,951	8	0.06	0.06	2.43
12/31/2008	10.00	0.30	(3.30)	(3.00)	(0.07)		(0.10)		6.83	(29.87)	60,409	23	0.06	0.06	3.49
JNL/Mellon Capital Emerging Markets Index Fund
Class A
06/30/2013	10.67	0.11	(1.30)	(1.19)	—		—		9.48	(11.15)	501,354	37	0.81	0.81	2.16
12/31/2012	9.08	0.17	1.42	1.59	(0.00	)(f)	—		10.67	17.56	402,390	102	0.79	0.79	1.75
12/31/2011*	10.00	0.03	(0.95)	(0.92)	—		—		9.08	(9.20)	98,562	38	0.84	0.84	1.01
Class B
06/30/2013	10.69	0.11	(1.29)	(1.18)	—		—		9.51	(11.04)	121	37	0.61	0.61	2.14
12/31/2012	9.08	0.19	1.43	1.62	(0.01)		—		10.69	17.80	142	102	0.59	0.59	1.95
12/31/2011*	10.00	0.04	(0.96)	(0.92)	—		—		9.08	(9.20)	91	38	0.64	0.64	1.15

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations(a)			Distributions from				Supplemental Data			Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Mellon Capital European 30 Fund
Class A
06/30/2013	$10.16	$0.36	$0.24	$0.60	$—	$—		$10.76	5.91%	$42,642	74%	0.77%	0.77%	6.70%
12/31/2012	9.84	0.39	0.45	0.84	(0.36)	(0.16)		10.16	8.64	30,128	72	0.77	0.77	3.93
12/31/2011	11.48	0.49	(1.33)	(0.84)	(0.23)	(0.57)		9.84	(7.35)	21,311	99	0.78	0.78	4.24
12/31/2010	11.30	0.40	(0.16)	0.24	(0.01)	(0.05)		11.48	2.13	18,217	104	0.78	0.78	3.63
12/31/2009	8.59	0.29	3.23	3.52	(0.25)	(0.56)		11.30	41.03	13,238	65	0.78	0.78	2.76
12/31/2008*	10.00	0.04	(1.41)	(1.37)	(0.04)	—		8.59	(13.74)	2,055	0	0.84	0.84	2.26
Class B
06/30/2013	10.21	0.35	0.26	0.61	—	—		10.82	5.97	146	74	0.57	0.57	6.58
12/31/2012	9.88	0.44	0.42	0.86	(0.37)	(0.16)		10.21	8.89	136	72	0.57	0.57	4.35
12/31/2011	11.51	0.49	(1.30)	(0.81)	(0.25)	(0.57)		9.88	(7.12)	143	99	0.58	0.58	4.24
12/31/2010	11.31	0.41	(0.15)	0.26	(0.01)	(0.05)		11.51	2.31	142	104	0.58	0.58	3.72
12/31/2009	8.59	0.35	3.19	3.54	(0.26)	(0.56)		11.31	41.27	128	65	0.58	0.58	3.65
12/31/2008*	10.00	0.05	(1.42)	(1.37)	(0.04)	—		8.59	13.71	86	0	0.64	0.64	2.45
JNL/Mellon Capital Pacific Rim 30 Fund
Class A
06/30/2013	12.78	0.20	0.71	0.91	—	—		13.69	7.12	136,610	85	0.73	0.73	2.95
12/31/2012	11.88	0.45	0.97	1.42	(0.23)	(0.29)		12.78	12.02	100,248	118	0.75	0.75	3.61
12/31/2011	12.71	0.44	(0.67)	(0.23)	(0.18)	(0.42)		11.88	(1.87)	81,702	121	0.77	0.77	3.56
12/31/2010	11.26	0.36	1.09	1.45	—	(0.00	)(f)	12.71	12.89	38,944	78	0.78	0.78	3.03
12/31/2009	9.60	0.21	2.11	2.32	(0.15)	(0.51)		11.26	24.15	16,625	47	0.78	0.78	1.95
12/31/2008*	10.00	0.02	(0.42)	(0.40)	—	—		9.60	(4.00)	3,299	0	0.82	0.82	0.78
Class B
06/30/2013	12.85	0.22	0.72	0.94	—	—		13.79	7.23	229	85	0.53	0.53	3.22
12/31/2012	11.93	0.48	0.98	1.46	(0.25)	(0.29)		12.85	12.34	247	118	0.55	0.55	3.82
12/31/2011	12.75	0.46	(0.67)	(0.21)	(0.19)	(0.42)		11.93	(1.71)	170	121	0.57	0.57	3.70
12/31/2010	11.28	0.37	1.10	1.47	—	(0.00	)(f)	12.75	13.05	191	78	0.58	0.58	3.16
12/31/2009	9.60	0.26	2.09	2.35	(0.16)	(0.51)		11.28	24.49	136	47	0.58	0.58	2.54
12/31/2008*	10.00	0.02	(0.42)	(0.40)	—	—		9.60	(4.00)	98	0	0.62	0.62	0.99
JNL/Mellon Capital S&P 500 Index Fund
Class A
06/30/2013	11.82	0.10	1.50	1.60	—	—		13.42	13.54	2,032,470	1	0.57	0.57	1.56
12/31/2012	10.48	0.20	1.41	1.61	(0.18)	(0.09)		11.82	15.37	1,586,913	5	0.58	0.58	1.74
12/31/2011	10.59	0.16	0.00	0.16	(0.19)	(0.08)		10.48	1.47	1,118,932	16	0.57	0.57	1.49
12/31/2010	9.38	0.15	1.20	1.35	(0.13)	(0.01)		10.59	14.44	1,328,363	2	0.57	0.57	1.51
12/31/2009	7.54	0.14	1.82	1.96	(0.12)	—		9.38	25.97	900,282	4	0.60	0.60	1.76
12/31/2008	12.36	0.19	(4.84)	(4.65)	(0.17)	—		7.54	(37.64)	457,126	7	0.60	0.60	1.80
Class B
06/30/2013	12.05	0.12	1.52	1.64	—	—		13.69	13.61	22,296	1	0.37	0.37	1.76
12/31/2012	10.68	0.23	1.43	1.66	(0.20)	(0.09)		12.05	15.56	17,633	5	0.38	0.38	1.92
12/31/2011	10.78	0.19	0.00	0.19	(0.21)	(0.08)		10.68	1.77	14,110	16	0.37	0.37	1.71
12/31/2010	9.54	0.17	1.23	1.40	(0.15)	(0.01)		10.78	14.70	12,937	2	0.37	0.37	1.71
12/31/2009	7.66	0.16	1.85	2.01	(0.13)	—		9.54	26.26	10,996	4	0.40	0.40	2.02
12/31/2008	12.57	0.21	(4.93)	(4.72)	(0.19)	—		7.66	(37.57)	8,916	7	0.40	0.40	2.01

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations(a)			Distributions from				Supplemental Data				Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(c)		Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Mellon Capital S&P 400 MidCap Index Fund
Class A
06/30/2013	$14.46	$0.09	$1.99	$2.08	$—	$—		$16.54	14.45	(v)%	$1,288,378	6%	0.58%	0.58%	1.09%
12/31/2012	12.80	0.16	2.05	2.21	(0.15)	(0.40)		14.46	17.24		977,712	8	0.59	0.59	1.11
12/31/2011	13.86	0.10	(0.43)	(0.33)	(0.09)	(0.64)		12.80	(2.14)		658,163	24	0.59	0.59	0.68
12/31/2010	11.17	0.08	2.80	2.88	(0.08)	(0.11)		13.86	25.83		664,777	12	0.60	0.60	0.64
12/31/2009	8.17	0.13	2.98	3.11	(0.11)	—		11.17	38.03		469,779	14	0.61	0.61	1.35
12/31/2008	14.78	0.17	(5.75)	(5.58)	(0.13)	(0.90)		8.17	(37.58)		284,426	30	0.61	0.61	1.35
Class B
06/30/2013	14.67	0.10	2.03	2.13	—	—		16.80	14.59	(v)	11,752	6	0.38	0.38	1.29
12/31/2012	12.98	0.18	2.09	2.27	(0.18)	(0.40)		14.67	17.50		7,800	8	0.39	0.39	1.27
12/31/2011	14.05	0.13	(0.44)	(0.31)	(0.12)	(0.64)		12.98	(1.99)		6,541	24	0.39	0.39	0.89
12/31/2010	11.30	0.10	2.86	2.96	(0.10)	(0.11)		14.05	26.19		6,033	12	0.40	0.40	0.84
12/31/2009	8.26	0.14	3.03	3.17	(0.13)	—		11.30	38.34		4,541	14	0.41	0.41	1.55
12/31/2008	14.95	0.20	(5.83)	(5.63)	(0.16)	(0.90)		8.26	(37.51)		2,613	30	0.41	0.41	1.55
JNL/Mellon Capital Small Cap Index Fund
Class A
06/30/2013	12.82	0.08	1.94	2.02	—	—		14.84	15.83	(v)	1,250,420	12	0.56	0.56	1.17
12/31/2012	11.56	0.22	1.62	1.84	(0.21)	(0.37)		12.82	15.89		1,064,003	17	0.58	0.58	1.76
12/31/2011	12.61	0.10	(0.65)	(0.55)	(0.10)	(0.40)		11.56	(4.34)		761,311	15	0.59	0.59	0.83
12/31/2010	10.04	0.10	2.54	2.64	(0.07)	—		12.61	26.32		709,661	14	0.60	0.60	0.91
12/31/2009	7.97	0.09	2.10	2.19	(0.07)	(0.05)		10.04	27.54		470,449	17	0.61	0.61	1.08
12/31/2008	13.53	0.11	(4.87)	(4.76)	(0.15)	(0.65)		7.97	(35.01)		241,444	29	0.61	0.61	0.96
Class B
06/30/2013	12.97	0.10	1.96	2.06	—	—		15.03	15.96	(v)	16,365	12	0.36	0.36	1.38
12/31/2012	11.69	0.24	1.65	1.89	(0.24)	(0.37)		12.97	16.15		11,377	17	0.38	0.38	1.87
12/31/2011	12.75	0.14	(0.68)	(0.54)	(0.12)	(0.40)		11.69	(4.20)		10,611	15	0.39	0.39	1.11
12/31/2010	10.14	0.12	2.57	2.69	(0.08)	—		12.75	26.58		5,158	14	0.40	0.40	1.08
12/31/2009	8.05	0.11	2.11	2.22	(0.08)	(0.05)		10.14	27.68		3,916	17	0.41	0.41	1.30
12/31/2008	13.66	0.14	(4.92)	(4.78)	(0.18)	(0.65)		8.05	(34.83)		2,299	29	0.41	0.41	1.17
JNL/Mellon Capital International Index Fund
Class A
06/30/2013	12.22	0.24	0.15	0.39	—	—		12.61	3.19		1,862,606	1	0.65	0.65	3.72
12/31/2012	10.62	0.33	1.58	1.91	(0.31)	—		12.22	18.02		1,734,284	2	0.65	0.65	2.93
12/31/2011	12.48	0.35	(1.89)	(1.54)	(0.32)	—		10.62	(12.26)		1,144,242	5	0.65	0.65	2.91
12/31/2010	11.90	0.26	0.55	0.81	(0.23)	—		12.48	6.81		1,066,567	2	0.67	0.67	2.23
12/31/2009	9.41	0.25	2.50	2.75	(0.26)	(0.00	)(f)	11.90	29.28		721,755	2	0.69	0.69	2.43
12/31/2008	17.55	0.47	(8.00)	(7.53)	(0.30)	(0.31)		9.41	(42.92)		369,368	15	0.65	0.65	3.31
Class B
06/30/2013	12.63	0.26	0.16	0.42	—	—		13.05	3.33		25,882	1	0.45	0.45	3.93
12/31/2012	10.96	0.38	1.62	2.00	(0.33)	—		12.63	18.28		23,298	2	0.45	0.45	3.21
12/31/2011	12.87	0.39	(1.95)	(1.56)	(0.35)	—		10.96	(12.09)		19,988	5	0.45	0.45	3.14
12/31/2010	12.26	0.30	0.56	0.86	(0.25)	—		12.87	7.01		21,720	2	0.47	0.47	2.48
12/31/2009	9.68	0.30	2.56	2.86	(0.28)	(0.00	)(f)	12.26	29.57		18,284	2	0.49	0.49	2.83
12/31/2008	18.04	0.52	(8.24)	(7.72)	(0.33)	(0.31)		9.68	(42.82)		6,256	15	0.45	0.45	3.55

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations(a)			Distributions from				Supplemental Data				Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)		Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Mellon Capital Bond Index Fund
Class A
06/30/2013	$12.22	$0.10	$(0.44)	$(0.34)	$—	$—		$11.88	(2.78)%	$1,951,466	30	(o)%	0.56%	0.56%	1.59%
12/31/2012	12.11	0.24	0.19	0.43	(0.27)	(0.05)		12.22	3.61	1,826,770	63	(o)	0.56	0.56	1.98
12/31/2011	11.73	0.31	0.53	0.84	(0.34)	(0.12)		12.11	7.15	1,549,529	94	(o)	0.57	0.57	2.57
12/31/2010	11.39	0.34	0.32	0.66	(0.30)	(0.02)		11.73	5.87	1,328,699	83	(o)	0.57	0.57	2.86
12/31/2009	11.07	0.42	0.21	0.63	(0.30)	(0.01)		11.39	5.65	793,123	87	(o)	0.60	0.60	3.67
12/31/2008	11.16	0.52	(0.10)	0.42	(0.51)	—		11.07	3.79	379,239	51	(o)	0.61	0.61	4.60
Class B
06/30/2013	12.61	0.11	(0.45)	(0.34)	—	—		12.27	(2.70)	4,561	30	(o)	0.36	0.36	1.79
12/31/2012	12.48	0.28	0.20	0.48	(0.30)	(0.05)		12.61	3.85	4,559	63	(o)	0.36	0.36	2.18
12/31/2011	12.08	0.34	0.55	0.89	(0.37)	(0.12)		12.48	7.31	4,345	94	(o)	0.37	0.37	2.75
12/31/2010	11.71	0.38	0.34	0.72	(0.33)	(0.02)		12.08	6.14	2,865	83	(o)	0.37	0.37	3.08
12/31/2009	11.36	0.46	0.21	0.67	(0.31)	(0.01)		11.71	5.90	2,647	87	(o)	0.40	0.40	3.92
12/31/2008	11.44	0.56	(0.11)	0.45	(0.53)	—		11.36	3.98	1,596	51	(o)	0.41	0.41	4.81
JNL/Mellon Capital Global Alpha Fund
Class A
06/30/2013	10.20	(0.07)	0.04	(0.03)	—	—		10.17	(0.29)	413,529	0		1.35	1.35	(1.30)
12/31/2012	10.57	(0.14)	(0.06)	(0.20)	—	(0.17)		10.20	(1.89)	488,407	0		1.35	1.35	(1.29)
12/31/2011	10.47	(0.14)	0.44	0.30	(0.08)	(0.12)		10.57	2.88	515,337	0		1.35	1.35	(1.29)
12/31/2010	9.88	(0.12)	0.71	0.59	—	(0.00	)(f)	10.47	6.00	200,918	0		1.36	1.36	(1.20)
12/31/2009*	10.00	(0.03)	(0.09)	(0.12)	—	—		9.88	(1.20)	62,275	0		1.35	1.35	(1.28)
Class B
06/30/2013	10.26	(0.06)	0.04	(0.02)	—	—		10.24	(0.19)	233	0		1.15	1.15	(1.10)
12/31/2012	10.62	(0.12)	(0.07)	(0.19)	—	(0.17)		10.26	(1.78)	219	0		1.15	1.15	(1.09)
12/31/2011	10.49	(0.12)	0.46	0.34	(0.09)	(0.12)		10.62	3.22	247	0		1.15	1.15	(1.09)
12/31/2010	9.89	(0.10)	0.70	0.60	—	(0.00	)(f)	10.49	6.09	196	0		1.16	1.16	(1.01)
12/31/2009*	10.00	(0.03)	(0.08)	(0.11)	—	—		9.89	(1.10)	109	0		1.15	1.15	(1.09)
JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund
Class A
06/30/2013	10.22	0.02	1.77	1.79	—	—		12.01	17.51	114,980	59		0.70	0.70	0.39
12/31/2012*	10.00	0.09	0.13	0.22	—	—		10.22	2.20	78,005	61		0.70	0.70	1.37
Class B
06/30/2013	10.23	0.03	1.78	1.81	—	—		12.04	17.69	127	59		0.50	0.50	0.58
12/31/2012*	10.00	0.10	0.13	0.23	—	—		10.23	2.30	105	61		0.50	0.50	1.50
JNL/Mellon Capital Utilities Sector Fund
Class A
06/30/2013*	10.00	0.07	(0.74)	(0.67)	—	—		9.33	(6.70)	2,570	0		0.80	0.80	4.12
JNL/Morgan Stanley Mid Cap Growth Fund
Class A
06/30/2013	9.55	0.00	1.41	1.41	—	—		10.96	14.76	34,183	26		1.12	1.12	0.00
12/31/2012*	10.00	0.04	(0.45)	(0.41)	(0.04)	—		9.55	(4.13)	17,008	28		1.11	1.11	0.59
Class B
06/30/2013	9.55	0.01	1.42	1.43	—	—		10.98	14.97	111	26		0.92	0.92	0.16
12/31/2012*	10.00	0.05	(0.45)	(0.40)	(0.05)	—		9.55	(4.05)	96	28		0.91	0.91	0.86
JNL/Neuberger Berman Strategic Income Fund
Class A
06/30/2013	10.54	0.11	(0.32)	(0.21)	—	—		10.33	(1.99)	152,138	73	(p)	0.95	0.95	2.06
12/31/2012*	10.00	0.13	0.41	0.54	—	—		10.54	5.40	80,917	76	(p)	0.95	0.95	1.93
Class B
06/30/2013	10.55	0.12	(0.32)	(0.20)	—	—		10.35	(1.90)	119	73	(p)	0.75	0.75	2.30
12/31/2012*	10.00	0.14	0.41	0.55	—	—		10.55	5.50	121	76	(p)	0.75	0.75	2.09

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations(a)			Distributions from			Supplemental Data			Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets		Total Expenses to Average Net Assets		Net Investment Income (Loss) to Average Net Assets
JNL/Oppenheimer Global Growth Fund
Class A
06/30/2013	$11.40	$0.11	$0.77	$0.88	$—	$—	$12.28	7.72%	$774,703	10%	1.00%		1.00%		1.79%
12/31/2012	9.55	0.14	1.82	1.96	(0.11)	—	11.40	20.54	636,096	34	1.01		1.01		1.33
12/31/2011	10.47	0.13	(0.99)	(0.86)	(0.06)	—	9.55	(8.22)	546,730	19	1.01		1.01		1.25
12/31/2010	9.14	0.09	1.31	1.40	(0.07)	—	10.47	15.38	401,636	25	1.06		1.06		0.97
12/31/2009	7.00	0.10	2.65	2.75	(0.12)	(0.49)	9.14	39.42	289,972	21	1.06		1.06		1.19
12/31/2008	14.97	0.21	(6.42)	(6.21)	(0.17)	(1.59)	7.00	(40.86)	176,084	22	1.06		1.06		1.71
Class B
06/30/2013	11.54	0.12	0.78	0.90	—	—	12.44	7.80	903	10	0.80		0.80		1.96
12/31/2012	9.66	0.16	1.85	2.01	(0.13)	—	11.54	20.82	839	34	0.81		0.81		1.49
12/31/2011	10.59	0.15	(1.01)	(0.86)	(0.07)	—	9.66	(8.11)	631	19	0.81		0.81		1.40
12/31/2010	9.23	0.11	1.34	1.45	(0.09)	—	10.59	15.68	616	25	0.86		0.86		1.16
12/31/2009	7.07	0.11	2.68	2.79	(0.14)	(0.49)	9.23	39.58	507	21	0.86		0.86		1.40
12/31/2008	15.11	0.22	(6.46)	(6.24)	(0.21)	(1.59)	7.07	(40.69)	340	22	0.86		0.86		1.82
JNL/PIMCO Real Return Fund
Class A
06/30/2013	12.89	0.01	(1.06)	(1.05)	—	—	11.84	(8.15)	2,427,692	106	0.85	(k)	0.85	(k)	0.10
12/31/2012	12.83	0.13	0.96	1.09	(0.25)	(0.78)	12.89	8.43	3,083,176	85	0.85	(k)	0.85	(k)	0.98
12/31/2011	12.06	0.21	1.20	1.41	(0.11)	(0.53)	12.83	11.71	2,714,541	443	0.81	(k)	0.81	(k)	1.65
12/31/2010	11.57	0.17	0.72	0.89	(0.17)	(0.23)	12.06	7.72	1,794,823	536	0.82		0.82		1.36
12/31/2009	10.10	0.30	1.44	1.74	(0.27)	—	11.57	17.25	1,189,828	722	0.81		0.81		2.69
12/31/2008	11.09	0.39	(0.82)	(0.43)	(0.16)	(0.40)	10.10	(3.73)	663,938	2,289	0.81		0.81		3.44
Class B
06/30/2013	13.01	0.02	(1.07)	(1.05)	—	—	11.96	(8.07)	889	106	0.65	(k)	0.65	(k)	0.34
12/31/2012	12.93	0.16	0.97	1.13	(0.27)	(0.78)	13.01	8.67	952	85	0.65	(k)	0.65	(k)	1.20
12/31/2011	12.15	0.23	1.20	1.43	(0.12)	(0.53)	12.93	11.84	513	443	0.61	(k)	0.61	(k)	1.76
12/31/2010	11.64	0.19	0.73	0.92	(0.18)	(0.23)	12.15	7.96	263	536	0.62		0.62		1.57
12/31/2009	10.13	0.32	1.48	1.80	(0.29)	—	11.64	17.76	237	722	0.61		0.61		2.97
12/31/2008	11.11	0.41	(0.82)	(0.41)	(0.17)	(0.40)	10.13	(3.57)	350	2,289	0.61		0.61		3.63
JNL/PIMCO Total Return Bond Fund
Class A
06/30/2013	13.06	0.07	(0.47)	(0.40)	—	—	12.66	(3.06)	5,756,673	179	0.80	(k)	0.80	(k)	1.11
12/31/2012	12.57	0.24	0.76	1.00	(0.25)	(0.26)	13.06	8.00	5,788,043	448	0.80	(k)	0.80	(k)	1.79
12/31/2011	12.35	0.30	0.31	0.61	(0.37)	(0.02)	12.57	4.91	3,843,292	500	0.80	(k)	0.80	(k)	2.35
12/31/2010	12.19	0.26	0.65	0.91	(0.27)	(0.48)	12.35	7.57	3,248,237	489	0.81		0.81		2.05
12/31/2009	11.07	0.48	1.24	1.72	(0.29)	(0.31)	12.19	15.45	2,348,470	177	0.81		0.81		4.04
12/31/2008	12.04	0.51	(0.48)	0.03	(0.53)	(0.47)	11.07	0.40	1,325,740	660	0.81		0.81		4.22
Class B
06/30/2013	13.93	0.09	(0.50)	(0.41)	—	—	13.52	(2.94)	22,675	179	0.60	(k)	0.60	(k)	1.32
12/31/2012	13.37	0.28	0.81	1.09	(0.27)	(0.26)	13.93	8.21	24,851	448	0.60	(k)	0.60	(k)	2.00
12/31/2011	13.11	0.34	0.33	0.67	(0.39)	(0.02)	13.37	5.12	17,968	500	0.60	(k)	0.60	(k)	2.55
12/31/2010	12.89	0.30	0.69	0.99	(0.29)	(0.48)	13.11	7.79	15,912	489	0.61		0.61		2.24
12/31/2009	11.67	0.53	1.30	1.83	(0.30)	(0.31)	12.89	15.66	14,110	177	0.61		0.61		4.21
12/31/2008	12.64	0.56	(0.51)	0.05	(0.55)	(0.47)	11.67	0.57	9,891	660	0.61		0.61		4.40
JNL/PPM America Floating Rate Income Fund
Class A
06/30/2013	10.60	0.22	(0.06)	0.16	—	—	10.76	1.51	1,015,432	38	0.99		0.99		4.10
12/31/2012	10.07	0.44	0.35	0.79	(0.26)	—	10.60	7.82	659,373	55	1.00		1.00		4.17
12/31/2011*	10.00	0.36	(0.29)	0.07	—	—	10.07	0.70	445,716	57	1.00		1.00		3.64

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations(a)			Distributions from				Supplemental Data			Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/PPM America High Yield Bond Fund
Class A
06/30/2013	$7.21	$0.23	$(0.11)	$0.12	$—		$—	$7.33	1.66%	$2,201,348	49%	0.74%	0.74%	6.25%
12/31/2012	6.51	0.49	0.60	1.09	(0.39)		—	7.21	16.75	2,193,974	73	0.74	0.74	6.87
12/31/2011	6.67	0.50	(0.19)	0.31	(0.47)		—	6.51	4.67	1,261,007	46	0.75	0.75	7.21
12/31/2010	6.15	0.52	0.44	0.96	(0.44)		—	6.67	15.63	900,088	66	0.76	0.76	7.81
12/31/2009	4.46	0.50	1.56	2.06	(0.37)		—	6.15	46.30	566,513	50	0.78	0.78	8.87
12/31/2008	7.43	0.59	(2.93)	(2.34)	(0.63)		—	4.46	(30.75)	188,010	78	0.79	0.79	8.82
Class B
06/30/2013	8.05	0.27	(0.12)	0.15	—		—	8.20	1.86	12,585	49	0.54	0.54	6.45
12/31/2012	7.23	0.56	0.66	1.22	(0.40)		—	8.05	16.90	11,478	73	0.54	0.54	7.10
12/31/2011	7.35	0.56	(0.20)	0.36	(0.48)		—	7.23	4.96	8,751	46	0.55	0.55	7.41
12/31/2010	6.74	0.58	0.48	1.06	(0.45)		—	7.35	15.76	7,612	66	0.56	0.56	8.03
12/31/2009	4.86	0.55	1.71	2.26	(0.38)		—	6.74	46.58	5,989	50	0.58	0.58	9.22
12/31/2008	8.02	0.65	(3.17)	(2.52)	(0.64)		—	4.86	(30.65)	3,280	78	0.59	0.59	9.09
JNL/PPM America Mid Cap Value Fund
Class A
06/30/2013	10.64	0.04	1.70	1.74	—		—	12.38	16.35	256,897	24	1.06	1.06	0.67
12/31/2012	9.78	0.11	1.47	1.58	(0.05)		(0.67)	10.64	16.43	153,777	71	1.06	1.06	0.99
12/31/2011	10.69	0.05	(0.84)	(0.79)	(0.01)		(0.11)	9.78	(7.41)	117,872	68	1.06	1.06	0.48
12/31/2010	8.25	0.03	2.41	2.44	(0.00	)(f)	—	10.69	29.58	86,297	73	1.06	1.06	0.29
12/31/2009	5.62	0.05	2.61	2.66	(0.03)		—	8.25	47.38	20,020	89	1.06	1.06	0.77
12/31/2008*	10.00	0.07	(4.37)	(4.30)	(0.08)		—	5.62	(43.00)	5,011	154	1.06	1.06	1.05
Class B
06/30/2013	10.67	0.05	1.71	1.76	—		—	12.43	16.49	217	24	0.86	0.86	0.84
12/31/2012	9.80	0.13	1.48	1.61	(0.07)		(0.67)	10.67	16.70	162	71	0.86	0.86	1.18
12/31/2011	10.70	0.07	(0.84)	(0.77)	(0.02)		(0.11)	9.80	(7.23)	150	68	0.86	0.86	0.69
12/31/2010	8.25	0.04	2.41	2.45	(0.00	)(f)	—	10.70	29.70	122	73	0.86	0.86	0.43
12/31/2009	5.61	0.06	2.62	2.68	(0.04)		—	8.25	47.82	92	89	0.86	0.86	0.99
12/31/2008*	10.00	0.08	(4.38)	(4.30)	(0.09)		—	5.61	(42.94)	58	154	0.86	0.86	1.28
JNL/PPM America Small Cap Value Fund
Class A
06/30/2013	9.74	0.03	1.45	1.48	—		—	11.22	15.20	131,920	31	1.06	1.06	0.50
12/31/2012	8.41	0.08	1.57	1.65	(0.09)		(0.23)	9.74	19.68	99,004	86	1.06	1.06	0.91
12/31/2011	10.13	0.03	(0.90)	(0.87)	(0.02)		(0.83)	8.41	(8.02)	68,493	75	1.06	1.06	0.26
12/31/2010	8.37	0.03	2.28	2.31	(0.01)		(0.54)	10.13	27.71	61,362	67	1.06	1.06	0.32
12/31/2009	6.27	0.04	2.09	2.13	(0.03)		—	8.37	33.97	15,861	114	1.06	1.06	0.60
12/31/2008*	10.00	0.06	(3.75)	(3.69)	(0.04)		—	6.27	(36.85)	8,356	66	1.06	1.06	1.02
Class B
06/30/2013	9.76	0.04	1.45	1.49	—		—	11.25	15.27	10,166	31	0.86	0.86	0.72
12/31/2012	8.43	0.10	1.58	1.68	(0.12)		(0.23)	9.76	19.93	6,729	86	0.86	0.86	1.10
12/31/2011	10.15	0.05	(0.90)	(0.85)	(0.04)		(0.83)	8.43	(7.84)	6,119	75	0.86	0.86	0.46
12/31/2010	8.38	0.04	2.29	2.33	(0.02)		(0.54)	10.15	27.91	6,170	67	0.86	0.86	0.46
12/31/2009	6.27	0.05	2.10	2.15	(0.04)		—	8.38	34.30	3,850	114	0.86	0.86	0.68
12/31/2008*	10.00	0.07	(3.75)	(3.68)	(0.05)		—	6.27	(36.75)	87	66	0.86	0.86	1.15

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations(a)			Distributions from				Supplemental Data				Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)		Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/PPM America Value Equity Fund
Class A
06/30/2013	$12.96	$0.11	$2.23	$2.34	$—		$—	$15.30	18.13	(v)%	$145,219	20%	0.86%	0.86%	1.47%
12/31/2012	11.36	0.21	1.57	1.78	(0.18)		—	12.96	15.66		118,286	39	0.86	0.86	1.63
12/31/2011	12.15	0.17	(0.82)	(0.65)	(0.14)		—	11.36	(5.26)		102,336	50	0.86	0.86	1.39
12/31/2010	10.46	0.14	1.68	1.82	(0.13)		—	12.15	17.46		113,586	36	0.86	0.86	1.29
12/31/2009	7.57	0.14	3.23	3.37	(0.48)		—	10.46	44.58		93,660	63	0.86	0.86	1.65
12/31/2008	19.15	0.35	(9.54)	(9.19)	(0.39)		(2.00)	7.57	(47.21)		87,770	96	0.86	0.86	2.28
Class B
06/30/2013	13.01	0.12	2.24	2.36	—		—	15.37	18.22	(v)	487	20	0.66	0.66	1.68
12/31/2012	11.40	0.23	1.59	1.82	(0.21)		—	13.01	15.92		369	39	0.66	0.66	1.83
12/31/2011	12.19	0.18	(0.80)	(0.62)	(0.17)		—	11.40	(5.06)		264	50	0.66	0.66	1.47
12/31/2010	10.50	0.15	1.69	1.84	(0.15)		—	12.19	17.55		372	36	0.66	0.66	1.37
12/31/2009	7.62	0.16	3.24	3.40	(0.52)		—	10.50	44.72		675	63	0.66	0.66	1.61
12/31/2008	19.30	0.37	(9.61)	(9.24)	(0.44)		(2.00)	7.62	(47.07)		76	96	0.66	0.66	2.53
JNL/Red Rocks Listed Private Equity Fund
Class A
06/30/2013	9.33	0.19	1.02	1.21	—		—	10.54	12.97		656,780	22	1.17	1.17	3.62
12/31/2012	7.25	0.15	2.04	2.19	—		(0.11)	9.33	30.26		684,236	31	1.17	1.17	1.79
12/31/2011	10.07	0.19	(1.96)	(1.77)	(0.85)		(0.20)	7.25	(17.97)		602,339	65	1.17	1.17	1.88
12/31/2010	8.03	0.07	2.04	2.11	(0.02)		(0.05)	10.07	26.32		643,051	24	1.18	1.18	0.76
12/31/2009	5.91	0.07	2.31	2.38	(0.25)		(0.01)	8.03	40.33		223,873	34	1.20	1.20	0.92
12/31/2008*	10.00	0.04	(4.10)	(4.06)	(0.03)		—	5.91	(40.56)		15,265	6	1.22	1.22	2.55
Class B
06/30/2013	9.40	0.20	1.02	1.22	—		—	10.62	12.98		465	22	0.97	0.97	3.80
12/31/2012	7.28	0.17	2.06	2.23	—		(0.11)	9.40	30.69		430	31	0.97	0.97	2.00
12/31/2011	10.10	0.22	(1.98)	(1.76)	(0.86)		(0.20)	7.28	(17.83)		402	65	0.97	0.97	2.23
12/31/2010	8.04	0.07	2.06	2.13	(0.02)		(0.05)	10.10	26.53		234	24	0.98	0.98	0.85
12/31/2009	5.91	0.09	2.31	2.40	(0.26)		(0.01)	8.04	40.62		156	34	1.00	1.00	1.36
12/31/2008*	10.00	0.03	(4.08)	(4.05)	(0.04)		—	5.91	(40.54)		66	6	1.02	1.02	1.82
JNL/S&P Competitive Advantage Fund
Class A
06/30/2013	12.54	0.04	1.94	1.98	—		—	14.52	15.79		1,136,291	1	0.68	0.68	0.53
12/31/2012	10.95	0.14	1.68	1.82	(0.07)		(0.16)	12.54	16.63		824,193	58	0.69	0.69	1.17
12/31/2011	10.70	0.13	0.99	1.12	(0.09)		(0.78)	10.95	10.53		534,406	67	0.70	0.70	1.17
12/31/2010	9.95	0.14	1.11	1.25	(0.08)		(0.42)	10.70	12.63		296,032	77	0.71	0.71	1.35
12/31/2009	6.90	0.11	2.94	3.05	(0.00	)(f)	—	9.95	44.22		254,695	101	0.72	0.72	1.28
12/31/2008	9.92	0.16	(3.08)	(2.92)	(0.10)		—	6.90	(29.40)		90,399	97	0.71	0.71	1.81
Class B
06/30/2013	12.56	0.05	1.95	2.00	—		—	14.56	15.92		348	1	0.48	0.48	0.75
12/31/2012	10.95	0.21	1.64	1.85	(0.08)		(0.16)	12.56	16.91		531	58	0.49	0.49	1.70
12/31/2011	10.70	0.15	0.98	1.13	(0.10)		(0.78)	10.95	10.65		102	67	0.50	0.50	1.38
12/31/2010	9.94	0.16	1.12	1.28	(0.10)		(0.42)	10.70	12.87		59	77	0.51	0.51	1.55
12/31/2009	6.87	0.14	2.93	3.07	(0.00	)(f)	—	9.94	44.70		50	101	0.52	0.52	1.57
12/31/2008	9.92	0.15	(3.08)	(2.93)	(0.12)		—	6.87	(29.59)		14	97	0.51	0.51	1.61

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations(a)			Distributions from					Supplemental Data			Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/S&P Dividend Income & Growth Fund
Class A
06/30/2013	$11.39	$0.17	$1.91	$2.08	$—		$—		$13.47	18.26%	$1,682,481	6%	0.67%	0.67%	2.74%
12/31/2012	10.70	0.38	0.99	1.37	(0.18)		(0.50)		11.39	12.81	1,267,104	55	0.67	0.67	3.30
12/31/2011	9.76	0.32	0.89	1.21	(0.13)		(0.14)		10.70	12.42	920,551	62	0.69	0.69	3.10
12/31/2010	8.69	0.31	1.26	1.57	(0.11)		(0.39)		9.76	18.24	440,926	38	0.70	0.70	3.33
12/31/2009	7.04	0.23	1.42	1.65	(0.00	)(f)	—		8.69	23.47	239,392	84	0.72	0.72	3.24
12/31/2008	9.77	0.35	(2.89)	(2.54)	(0.19)		(0.00	)(f)	7.04	(25.93)	101,329	64	0.71	0.71	4.47
Class B
06/30/2013	11.46	0.19	1.92	2.11	—		—		13.57	18.41	615	6	0.47	0.47	2.92
12/31/2012	10.76	0.41	0.98	1.39	(0.19)		(0.50)		11.46	12.93	447	55	0.47	0.47	3.50
12/31/2011	9.80	0.35	0.89	1.24	(0.14)		(0.14)		10.76	12.66	341	62	0.49	0.49	3.34
12/31/2010	8.70	0.33	1.28	1.61	(0.12)		(0.39)		9.80	18.65	166	38	0.50	0.50	3.57
12/31/2009	7.03	0.25	1.42	1.67	(0.00	)(f)	—		8.70	23.79	158	84	0.52	0.52	3.40
12/31/2008	9.75	0.36	(2.88)	(2.52)	(0.20)		(0.00	)(f)	7.03	(25.79)	120	64	0.51	0.51	4.41
JNL/S&P Intrinsic Value Fund
Class A
06/30/2013	10.93	0.10	2.59	2.69	—		—		13.62	24.61	1,035,802	4	0.68	0.68	1.57
12/31/2012	9.90	0.20	1.20	1.40	(0.11)		(0.26)		10.93	14.11	698,722	75	0.69	0.69	1.90
12/31/2011	9.97	0.16	0.50	0.66	(0.08)		(0.65)		9.90	6.52	568,684	104	0.70	0.70	1.51
12/31/2010	9.75	0.15	1.24	1.39	(0.08)		(1.09)		9.97	14.39	319,617	103	0.71	0.71	1.52
12/31/2009	6.21	0.11	3.43	3.54	(0.00	)(f)	—		9.75	57.04	246,578	151	0.72	0.72	1.40
12/31/2008	9.91	0.15	(3.70)	(3.55)	(0.09)		(0.06)		6.21	(35.84)	96,643	98	0.71	0.71	1.88
Class B
06/30/2013	11.05	0.11	2.62	2.73	—		—		13.78	24.71	619	4	0.48	0.48	1.72
12/31/2012	10.00	0.25	1.18	1.43	(0.12)		(0.26)		11.05	14.31	421	75	0.49	0.49	2.28
12/31/2011	10.05	0.17	0.52	0.69	(0.09)		(0.65)		10.00	6.77	196	104	0.50	0.50	1.62
12/31/2010	9.80	0.17	1.26	1.43	(0.09)		(1.09)		10.05	14.74	100	103	0.51	0.51	1.68
12/31/2009	6.21	0.12	3.47	3.59	(0.00	)(f)	—		9.80	57.84	108	151	0.52	0.52	1.45
12/31/2008	9.91	0.14	(3.68)	(3.54)	(0.10)		(0.06)		6.21	(35.73)	35	98	0.51	0.51	1.55
JNL/S&P Total Yield Fund
Class A
06/30/2013	10.36	0.13	2.44	2.57	—		—		12.93	24.81	791,865	4	0.69	0.69	2.12
12/31/2012	8.66	0.20	1.69	1.89	(0.09)		(0.10)		10.36	21.83	518,667	74	0.70	0.70	2.03
12/31/2011	9.74	0.14	(0.66)	(0.52)	(0.10)		(0.46)		8.66	(5.40)	368,696	76	0.70	0.70	1.47
12/31/2010	9.10	0.16	0.75	0.91	(0.07)		(0.20)		9.74	10.08	281,137	88	0.71	0.71	1.71
12/31/2009	6.37	0.10	2.63	2.73	(0.00	)(f)	—		9.10	42.88	212,981	126	0.72	0.72	1.28
12/31/2008	10.07	0.20	(3.79)	(3.59)	(0.11)		(0.00	)(f)	6.37	(35.67)	103,601	115	0.71	0.71	2.38
Class B
06/30/2013	10.40	0.15	2.44	2.59	—		—		12.99	24.90	455	4	0.49	0.49	2.48
12/31/2012	8.68	0.21	1.71	1.92	(0.10)		(0.10)		10.40	22.16	128	74	0.50	0.50	2.18
12/31/2011	9.76	0.16	(0.67)	(0.51)	(0.11)		(0.46)		8.68	(5.27)	126	76	0.50	0.50	1.66
12/31/2010	9.11	0.18	0.75	0.93	(0.08)		(0.20)		9.76	10.30	65	88	0.51	0.51	1.90
12/31/2009	6.37	0.11	2.63	2.74	(0.00	)(f)	—		9.11	43.04	55	126	0.52	0.52	1.50
12/31/2008	10.07	0.20	(3.78)	(3.58)	(0.12)		(0.00	)(f)	6.37	(35.58)	88	115	0.51	0.51	2.35
JNL/S&P 4 Fund(e)
Class A
06/30/2013	12.00	(0.00)	2.50	2.50	—		—		14.50	20.83	1,829,286	3	0.05	0.05	(0.05)
12/31/2012	10.92	0.12	1.64	1.76	(0.22)		(0.46)		12.00	16.23	1,284,464	10	0.05	0.05	0.97
12/31/2011	10.86	0.11	0.53	0.64	(0.53)		(0.05)		10.92	5.87	1,009,149	13	0.05	0.05	0.97
12/31/2010	9.55	0.09	1.23	1.32	—		(0.01)		10.86	13.79	843,945	10	0.05	0.05	0.90
12/31/2009	6.79	(0.00)	2.84	2.84	(0.08)		(0.00	)(f)	9.55	41.85	627,405	12	0.06	0.06	(0.03)
12/31/2008	9.93	0.21	(3.35)	(3.14)	(0.00	)(f)	—		6.79	(31.62)	265,183	15	0.06	0.06	2.54

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations(a)			Distributions from			Supplemental Data			Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/S&P Managed Conservative Fund(e)
Class A
06/30/2013	$11.51	$(0.01)	$0.02	$0.01	$—	$—	$11.52	0.09%	$1,825,872	25%	0.15%	0.15%	(0.15)%
12/31/2012	10.96	0.17	0.79	0.96	(0.26)	(0.15)	11.51	8.77	1,840,028	18	0.15	0.15	1.47
12/31/2011	11.00	0.17	0.17	0.34	(0.23)	(0.15)	10.96	3.12	1,298,317	35	0.16	0.16	1.48
12/31/2010	10.34	0.18	0.72	0.90	(0.24)	—	11.00	8.70	979,568	9	0.17	0.17	1.67
12/31/2009	9.35	0.26	1.00	1.26	(0.17)	(0.10)	10.34	13.53	623,958	11	0.18	0.18	2.66
12/31/2008	11.47	0.32	(1.90)	(1.58)	(0.39)	(0.15)	9.35	(13.75)	407,426	30	0.19	0.19	2.95
JNL/S&P Managed Moderate Fund(e)
Class A
06/30/2013	11.84	(0.01)	0.28	0.27	—	—	12.11	2.28	3,098,324	22	0.14	0.14	(0.14)
12/31/2012	11.18	0.16	1.06	1.22	(0.21)	(0.35)	11.84	10.92	2,913,234	30	0.14	0.14	1.30
12/31/2011	11.39	0.14	(0.04)	0.10	(0.21)	(0.10)	11.18	0.84	2,129,486	28	0.15	0.15	1.24
12/31/2010	10.41	0.15	1.02	1.17	(0.19)	—	11.39	11.30	1,665,098	5	0.15	0.15	1.41
12/31/2009	8.97	0.25	1.43	1.68	(0.12)	(0.12)	10.41	18.63	1,021,335	6	0.17	0.17	2.57
12/31/2008	12.21	0.26	(2.85)	(2.59)	(0.41)	(0.24)	8.97	(21.24)	557,615	28	0.18	0.18	2.36
JNL/S&P Managed Moderate Growth Fund(e)
Class A
06/30/2013	12.24	(0.01)	0.51	0.50	—	—	12.74	4.08	5,278,368	14	0.14	0.14	(0.14)
12/31/2012	11.27	0.14	1.41	1.55	(0.18)	(0.40)	12.24	13.74	4,800,412	34	0.14	0.14	1.15
12/31/2011	11.80	0.14	(0.29)	(0.15)	(0.18)	(0.20)	11.27	(1.27)	3,519,718	23	0.14	0.14	1.19
12/31/2010	10.54	0.13	1.26	1.39	(0.13)	—	11.80	13.18	2,861,191	6	0.15	0.15	1.16
12/31/2009	8.79	0.21	1.86	2.07	(0.07)	(0.25)	10.54	23.46	1,774,984	13	0.16	0.16	2.14
12/31/2008	13.20	0.17	(3.80)	(3.63)	(0.27)	(0.51)	8.79	(27.50)	997,961	28	0.16	0.16	1.45
JNL/S&P Managed Growth Fund(e)
Class A
06/30/2013	11.84	(0.01)	0.83	0.82	—	—	12.66	6.93	3,686,539	16	0.14	0.14	(0.14)
12/31/2012	10.70	0.12	1.52	1.64	(0.14)	(0.36)	11.84	15.34	3,263,336	26	0.14	0.14	1.03
12/31/2011	11.18	0.11	(0.46)	(0.35)	(0.08)	(0.05)	10.70	(3.14)	2,482,133	19	0.14	0.14	0.98
12/31/2010	9.71	0.08	1.49	1.57	(0.10)	—	11.18	16.12	2,140,816	7	0.15	0.15	0.75
12/31/2009	7.94	0.14	2.09	2.23	(0.16)	(0.30)	9.71	28.06	1,479,759	8	0.16	0.16	1.55
12/31/2008	13.84	0.10	(5.00)	(4.90)	(0.07)	(0.93)	7.94	(35.36)	808,800	32	0.16	0.16	0.80
JNL/S&P Managed Aggressive Growth Fund(e)
Class A
06/30/2013	13.22	(0.01)	1.09	1.08	—	—	14.30	8.17	1,227,524	19	0.15	0.15	(0.15)
12/31/2012	11.51	0.11	1.71	1.82	(0.11)	—	13.22	15.84	1,091,906	24	0.16	0.16	0.86
12/31/2011	12.17	0.10	(0.68)	(0.58)	(0.08)	—	11.51	(4.79)	843,436	20	0.16	0.16	0.84
12/31/2010	10.46	0.08	1.71	1.79	(0.08)	—	12.17	17.09	788,664	11	0.17	0.17	0.76
12/31/2009	8.39	0.10	2.51	2.61	(0.21)	(0.33)	10.46	31.05	582,868	19	0.19	0.19	1.07
12/31/2008	14.89	0.06	(5.90)	(5.84)	(0.05)	(0.61)	8.39	(39.16)	414,718	42	0.18	0.18	0.50
JNL/T. Rowe Price Established Growth Fund
Class A
06/30/2013	24.92	(0.01)	2.77	2.76	—	—	27.68	11.08	3,332,854	23	0.86	0.86	(0.10)
12/31/2012	20.97	0.03	3.92	3.95	—	—	24.92	18.84	2,497,336	29	0.87	0.87	0.11
12/31/2011	21.22	(0.02)	(0.23)	(0.25)	—	—	20.97	(1.18)	1,802,773	28	0.87	0.87	(0.11)
12/31/2010	18.18	(0.02)	3.07	3.05	(0.01)	—	21.22	16.76	1,475,748	35	0.88	0.88	(0.10)
12/31/2009	12.70	0.02	5.50	5.52	(0.04)	—	18.18	43.49	916,445	62	0.91	0.91	0.12
12/31/2008	22.49	0.06	(9.69)	(9.63)	(0.02)	(0.14)	12.70	(42.85)	581,447	54	0.90	0.90	0.30
Class B
06/30/2013	25.31	0.01	2.83	2.84	—	—	28.15	11.22	47,967	23	0.66	0.66	0.10
12/31/2012	21.26	0.07	3.98	4.05	—	—	25.31	19.05	42,448	29	0.67	0.67	0.29
12/31/2011	21.47	0.02	(0.23)	(0.21)	—	—	21.26	(0.98)	35,832	28	0.67	0.67	0.08
12/31/2010	18.37	0.02	3.11	3.13	(0.03)	—	21.47	17.02	35,881	35	0.68	0.68	0.09
12/31/2009	12.83	0.05	5.57	5.62	(0.08)	—	18.37	43.79	30,411	62	0.71	0.71	0.33
12/31/2008	22.69	0.09	(9.79)	(9.70)	(0.02)	(0.14)	12.83	(42.75)	19,925	54	0.70	0.70	0.50

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations(a)			Distributions from					Supplemental Data				Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(c)		Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/T. Rowe Price Mid-Cap Growth Fund
Class A
06/30/2013	$29.14	$(0.06)	$4.45	$4.39	$—		$—		$33.53	15.10	(v)%	$1,998,625	18%	1.01%	1.01%	(0.40)%
12/31/2012	26.86	(0.04)	3.69	3.65	(0.06)		(1.31)		29.14	13.59		1,729,982	33	1.01	1.01	(0.12)
12/31/2011	29.78	(0.14)	(0.32)	(0.46)	(0.00	)(f)	(2.46)		26.86	(1.46)		1,437,209	38	1.01	1.01	(0.47)
12/31/2010	23.79	0.00	6.62	6.62	(0.04)		(0.59)		29.78	27.86		1,366,836	27	1.01	1.01	0.01
12/31/2009	16.20	(0.05)	7.65	7.60	—		(0.01	)(q)	23.79	46.93		820,894	32	1.02	1.02	(0.26)
12/31/2008	30.37	(0.04)	(12.33)	(12.37)	—		(1.80)		16.20	(40.68)		425,184	37	1.02	1.02	(0.14)
Class B
06/30/2013	29.81	(0.03)	4.55	4.52	—		—		34.33	15.20	(v)	48,833	18	0.81	0.81	(0.20)
12/31/2012	27.44	0.02	3.78	3.80	(0.12)		(1.31)		29.81	13.83		41,608	33	0.81	0.81	0.06
12/31/2011	30.31	(0.08)	(0.32)	(0.40)	(0.01)		(2.46)		27.44	(1.25)		38,236	38	0.81	0.81	(0.27)
12/31/2010	24.19	0.05	6.74	6.79	(0.08)		(0.59)		30.31	28.10		38,125	27	0.81	0.81	0.17
12/31/2009	16.44	(0.01)	7.77	7.76	—		(0.01	)(q)	24.19	47.22		28,372	32	0.82	0.82	(0.05)
12/31/2008	30.71	0.01	(12.48)	(12.47)	—		(1.80)		16.44	(40.56)		17,811	37	0.82	0.82	0.05
JNL/T. Rowe Price Short-Term Bond Fund
Class A
06/30/2013	10.06	0.03	(0.09)	(0.06)	—		—		10.00	(0.60)		2,012,927	23	0.70	0.70	0.69
12/31/2012	9.91	0.11	0.13	0.24	(0.09)		—		10.06	2.44		2,018,886	45	0.71	0.71	1.08
12/31/2011	9.88	0.14	0.00	0.14	(0.11)		—		9.91	1.38		1,220,682	50	0.72	0.72	1.41
12/31/2010	9.71	0.17	0.11	0.28	(0.11)		—		9.88	2.94		872,892	54	0.72	0.72	1.67
12/31/2009	9.36	0.25	0.47	0.72	(0.28)		(0.09)		9.71	7.64		484,832	102	0.74	0.74	2.56
12/31/2008	10.49	0.40	(1.04)	(0.64)	(0.45)		(0.04)		9.36	(5.97)		295,409	134	0.74	0.74	3.86
Class B
06/30/2013	10.15	0.04	(0.08)	(0.04)	—		—		10.11	(0.39)		198	23	0.50	0.50	0.88
12/31/2012	9.99	0.14	0.12	0.26	(0.10)		—		10.15	2.64		206	45	0.51	0.51	1.36
12/31/2011	9.95	0.16	0.00	0.16	(0.12)		—		9.99	1.58		284	50	0.52	0.52	1.54
12/31/2010	9.76	0.19	0.12	0.31	(0.12)		—		9.95	3.22		88	54	0.52	0.52	1.87
12/31/2009	9.41	0.26	0.47	0.73	(0.29)		(0.09)		9.76	7.74		211	102	0.54	0.54	2.57
12/31/2008	10.53	0.42	(1.03)	(0.61)	(0.47)		(0.04)		9.41	(5.66)		50	134	0.54	0.54	4.05
JNL/T. Rowe Price Value Fund
Class A
06/30/2013	12.34	0.09	2.08	2.17	—		—		14.51	17.59		2,061,996	19	0.91	0.92	1.30
12/31/2012	10.47	0.20	1.82	2.02	(0.15)		—		12.34	19.33		1,565,619	62	0.92	0.93	1.76
12/31/2011	10.84	0.17	(0.39)	(0.22)	(0.15)		—		10.47	(2.07)		1,305,413	51	0.93	0.93	1.53
12/31/2010	9.44	0.19	1.31	1.50	(0.10)		—		10.84	15.89		1,136,182	27	0.94	0.94	1.97
12/31/2009	6.98	0.15	2.44	2.59	(0.13)		—		9.44	37.09		727,672	21	0.96	0.96	1.89
12/31/2008	14.65	0.20	(6.20)	(6.00)	(0.24)		(1.43)		6.98	(40.47)		412,536	29	0.96	0.96	1.65
Class B
06/30/2013	12.68	0.11	2.13	2.24	—		—		14.92	17.67		1,258	19	0.71	0.72	1.50
12/31/2012	10.75	0.23	1.87	2.10	(0.17)		—		12.68	19.58		1,008	62	0.72	0.73	1.96
12/31/2011	11.11	0.19	(0.39)	(0.20)	(0.16)		—		10.75	(1.80)		731	51	0.73	0.73	1.75
12/31/2010	9.67	0.22	1.33	1.55	(0.11)		—		11.11	16.04		594	27	0.74	0.74	2.19
12/31/2009	7.14	0.17	2.50	2.67	(0.14)		—		9.67	37.46		549	21	0.76	0.76	2.16
12/31/2008	14.95	0.23	(6.34)	(6.11)	(0.27)		(1.43)		7.14	(40.39)		385	29	0.76	0.76	1.85

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations(a)			Distributions from					Supplemental Data					Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(c)		Net Assets, End of Period (in thousands)	Portfolio Turnover(d)		Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/UBS Large Cap Select Growth Fund
Class A
06/30/2013	$21.52	$(0.03)	$2.13	$2.10	$—		$—		$23.62	9.80	(v)%	$488,210	29%		0.97%	0.97%	(0.28)%
12/31/2012	21.28	0.01	2.22	2.23	(0.04)		(1.95)		21.52	10.61		471,670	143		0.97	0.97	0.04
12/31/2011	21.19	0.03	0.13	0.16	(0.07)		—		21.28	0.75		450,150	40		0.96	0.96	0.13
12/31/2010	18.85	0.04	2.35	2.39	(0.05)		—		21.19	12.67		894,742	34		0.95	0.95	0.21
12/31/2009	13.99	0.09	4.79	4.88	(0.02)		—		18.85	34.91		554,978	55		0.98	0.98	0.57
12/31/2008	23.68	0.06	(9.75)	(9.69)	(0.00)		—		13.99	(40.92)		195,824	47		0.99	0.99	0.29
Class B
06/30/2013	21.96	(0.01)	2.18	2.17	—		—		24.13	9.93	(v)	288	29		0.77	0.77	(0.08)
12/31/2012	21.69	0.06	2.25	2.31	(0.09)		(1.95)		21.96	10.81		269	143		0.77	0.77	0.25
12/31/2011	21.43	0.07	0.33	0.40	(0.14)		—		21.69	1.84		252	40		0.76	0.76	0.32
12/31/2010	19.03	0.08	2.39	2.47	(0.07)		—		21.43	12.96		227	34		0.75	0.75	0.40
12/31/2009	14.11	0.12	4.84	4.96	(0.04)		—		19.03	35.16		310	55		0.78	0.78	0.73
12/31/2008	23.88	0.09	(9.84)	(9.75)	(0.02)		—		14.11	(40.81)		157	47		0.79	0.79	0.47
JNL/WMC Balanced Fund
Class A
06/30/2013	18.15	0.15	1.54	1.69	—		—		19.84	9.31		2,839,450	97	(r)	0.74	0.74	1.53
12/31/2012	16.81	0.32	1.37	1.69	(0.22)		(0.13)		18.15	10.10		2,398,046	100	(r)	0.74	0.74	1.79
12/31/2011	16.45	0.30	0.24	0.54	(0.18)		—		16.81	3.27		1,792,691	52	(r)	0.74	0.74	1.81
12/31/2010	15.01	0.28	1.34	1.62	(0.18)		—		16.45	10.83		1,290,162	46	(r)	0.76	0.76	1.84
12/31/2009	12.81	0.34	2.19	2.53	(0.33)		—		15.01	19.78		736,864	54	(r)	0.78	0.78	2.53
12/31/2008	17.56	0.48	(4.18)	(3.70)	(0.39)		(0.66)		12.81	(20.79)		455,105	60	(r)	0.78	0.78	2.98
Class B
06/30/2013	18.54	0.17	1.58	1.75	—		—		20.29	9.44		1,342	97	(r)	0.54	0.54	1.73
12/31/2012	17.16	0.36	1.39	1.75	(0.24)		(0.13)		18.54	10.26		1,181	100	(r)	0.54	0.54	1.99
12/31/2011	16.77	0.34	0.25	0.59	(0.20)		—		17.16	3.50		1,230	52	(r)	0.54	0.54	2.00
12/31/2010	15.29	0.32	1.35	1.67	(0.19)		—		16.77	10.99		1,041	46	(r)	0.56	0.56	2.04
12/31/2009	13.03	0.38	2.24	2.62	(0.36)		—		15.29	20.08		855	54	(r)	0.58	0.58	2.74
12/31/2008	17.84	0.52	(4.25)	(3.73)	(0.42)		(0.66)		13.03	(20.62)		662	60	(r)	0.58	0.58	3.21
JNL/WMC Money Market Fund
Class A
06/30/2013	1.00	0.00	0.00	0.00	—		—		1.00	0.00		1,470,574	N/A		0.20	0.57	0.00	(s)
12/31/2012	1.00	0.00	0.00	0.00	(0.00	)(f)	(0.00	)(f)	1.00	0.00		1,243,885	N/A		0.25	0.57	0.00	(s)
12/31/2011	1.00	0.00	0.00	0.00	(0.00	)(f)	(0.00	)(f)	1.00	0.00		1,054,701	N/A		0.23	0.57	0.00	(s)
12/31/2010	1.00	0.00	0.00	0.00	(0.00	)(f)	—		1.00	0.00		706,007	N/A		0.27	0.57	0.00	(s)
12/31/2009	1.00	0.00	0.00	0.00	(0.00	)(f)	—		1.00	0.15	(t)	1,140,511	N/A		0.47	0.57	0.16	(s)
12/31/2008	1.00	0.02	0.00	0.02	(0.02)		—		1.00	2.20	(u)	1,340,054	N/A		0.57	0.57	2.08
Class B
06/30/2013	1.00	0.00	0.00	0.00	—		—		1.00	0.00		7,536	N/A		0.20	0.37	0.00	(s)
12/31/2012	1.00	0.00	0.00	0.00	(0.00	)(f)	(0.00	)(f)	1.00	0.00		7,924	N/A		0.25	0.37	0.00	(s)
12/31/2011	1.00	0.00	0.00	0.00	(0.00	)(f)	(0.00	)(f)	1.00	0.00		8,547	N/A		0.23	0.37	0.00	(s)
12/31/2010	1.00	0.00	0.00	0.00	(0.00	)(f)	—		1.00	0.00		7,245	N/A		0.27	0.37	0.00	(s)
12/31/2009	1.00	0.00	0.00	0.00	(0.00	)(f)	—		1.00	0.21	(t)	7,270	N/A		0.37	0.37	0.24	(s)
12/31/2008	1.00	0.02	0.00	0.02	(0.02)		—		1.00	2.40	(u)	7,220	N/A		0.37	0.37	2.32

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations(a)			Distributions from			Supplemental Data			Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/WMC Value Fund
Class A
06/30/2013	$18.54	$0.18	$2.75	$2.93	$—	$—	$21.47	15.80%	$1,582,701	10%	0.78%	0.78%	1.80%
12/31/2012	16.83	0.37	2.39	2.76	(0.42)	(0.63)	18.54	16.35	1,262,528	31	0.78	0.78	2.00
12/31/2011	17.37	0.29	(0.66)	(0.37)	(0.17)	—	16.83	(2.06)	1,220,027	19	0.79	0.79	1.66
12/31/2010	15.41	0.21	1.90	2.11	(0.15)	—	17.37	13.70	1,138,293	25	0.80	0.80	1.34
12/31/2009	12.60	0.22	2.80	3.02	(0.21)	—	15.41	23.98	762,013	42	0.82	0.82	1.64
12/31/2008	19.33	0.32	(6.76)	(6.44)	(0.01)	(0.28)	12.60	(33.35)	484,751	54	0.83	0.83	1.97
Class B
06/30/2013	18.87	0.21	2.80	3.01	—	—	21.88	15.95	24,057	10	0.58	0.58	2.02
12/31/2012	17.12	0.42	2.43	2.85	(0.47)	(0.63)	18.87	16.59	19,665	31	0.58	0.58	2.20
12/31/2011	17.66	0.33	(0.68)	(0.35)	(0.19)	—	17.12	(1.87)	17,156	19	0.59	0.59	1.86
12/31/2010	15.65	0.25	1.93	2.18	(0.17)	—	17.66	13.92	17,032	25	0.60	0.60	1.53
12/31/2009	12.79	0.25	2.84	3.09	(0.23)	—	15.65	24.18	14,220	42	0.62	0.62	1.87
12/31/2008	19.57	0.36	(6.85)	(6.49)	(0.01)	(0.28)	12.79	(33.19)	10,950	54	0.63	0.63	2.13

*

Commencement of operations was as follows: JNL/American Funds Blue Chip Income and Growth Fund — May 3, 2010; JNL/American Funds Global Bond Fund — May 3, 2010; JNL/American Funds Global Small Capitalization Fund — May 3, 2010; JNL/American Funds Growth-Income Fund - May 3, 2010; JNL/American Funds International Fund — May 3, 2010; JNL/American Funds New World Fund — May 3, 2010; JNL Institutional Alt 20 Fund - April 6, 2009; JNL Institutional Alt 35 Fund - April 6, 2009; JNL Institutional Alt 50 Fund - April 6, 2009; JNL Institutional Alt 65 Fund - April 6, 2009; JNL/American Funds Balanced Allocation Fund - April 30, 2012; JNL/American Funds Growth Allocation Fund - April 30, 2012; JNL/AQR Managed Futures Strategy Fund - August 29, 2011; JNL/BlackRock Global Allocation Fund — October 11, 2010; JNL/Brookfield Global Infrastructure Fund - December 12, 2011; JNL/Franklin Templeton Global Multisector Bond Fund - December 12, 2011; JNL/Goldman Sachs Emerging Markets Debt Fund — October 6, 2008; JNL/Ivy Asset Strategy Fund — September 28, 2009; JNL/M&G Global Basics Fund — October 6, 2008; JNL/M&G Global Leaders Fund — October 6, 2008; JNL/Mellon Capital Emerging Markets Index Fund - August 29, 2011; JNL/Mellon Capital European 30 Fund — October 6, 2008; JNL/Mellon Capital Pacific Rim 30 Fund — October 6, 2008; JNL/Mellon Capital Global Alpha Fund — September 28, 2009; JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund - April 30, 2012; JNL/Mellon Capital Utilities Sector Fund — April 29, 2013; JNL/Morgan Stanley Mid Cap Growth Fund - April 30, 2012; JNL/Neuberger Berman Strategic Income Fund - April 30, 2012; JNL/PPM America Floating Rate Income Fund - January 1, 2011; JNL/PPM America Mid Cap Value Fund — March 31, 2008; JNL/PPM America Small Cap Value Fund — March 31, 2008; JNL/Red Rocks Listed Private Equity Fund — October 6, 2008;

(a)	Calculated using the average shares method.
(b)	Annualized for periods less than one year.
(c)

Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods les than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(d)

Portfolio turnover is not annualized for periods of less than one year and excludes dollar roll transactions. Securities sold short are considered long term investments for purposes of calculating portfolio turnover. Portfolio turnover rate is based on the Feeder Funds’ or fund of funds’ purchases or sales of the Master Fund or underlying funds, respectively.

(e)	Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and underlying funds’ expenses.
(f)	Amount represents less than $0.005.
(g)

For the years ended 2011 and 2012 and for the period ended June 30, 2013, Consolidated Financial Statements. Prior to August 27, 2011, the JNL\BlackRock Global Allocation Fund had a Master-Feeder structure and invested substantially all its assets in a Master Fund. For periods prior to August 27, 2011 that the Fund had a Master-Feeder structure, the ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund’s expenses.

(h)	Portfolio turnover for the JNL/BlackRock Global Allocation Fund excludes the liquidation transactions related to the transition from a Master-Feeder structure to a Sub-Advised Fund.
(i)	Portfolio turnover including dollar roll transactions for JNL/Capital Guardian Global Balanced Fund was 52%, 53%, 86% and 50% in 2010, 2011, 2012 and 2013, respectively.
(j)

Total return for the JNL/Capital Guardian Global Diversified Research Fund includes class action settlement proceeds. The return for Class A and Class B shares without the class action settlement proceeds was 36.07% and 36.40%, respectively.

(k)	The net and total ratios of expenses to average net assets without dividend expenses, borrowing fees on securities sold short or interest expense for the following funds were as follows:

	June 30, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/BlackRock Global Allocation Fund
Class A	1.09%	N/A	N/A	N/A	N/A	N/A
Class B	0.89	N/A	N/A	N/A	N/A	N/A
JNL/Franklin Templeton Mutual Shares Fund
Class A	N/A	N/A	N/A	N/A	1.06%	1.07%
Class B	N/A	N/A	N/A	N/A	0.86	0.87
JNL/Goldman Sachs U.S. Equity Flex Fund
Class A	1.15	1.16%	1.15%	1.16%	1.17	1.19
Class B	0.95	0.96	0.95	0.96	0.97	0.99
JNL/PIMCO Real Return Fund
Class A	0.79	0.79	0.79	N/A	N/A	N/A
Class B	0.59	0.59	0.59	N/A	N/A	N/A
JNL/PIMCO Total Return Bond Fund
Class A	0.80	0.80	0.80	N/A	N/A	N/A
Class B	0.60	0.60	0.60	N/A	N/A	N/A

(l)

Portfolio turnover including dollar roll transactions for JNL/Goldman Sachs Core Plus Bond Fund was 484%, 1,137%, 1,302%, 1,111% and 443% in 2009, 2010, 2011, 2012 and 2013, respectively. The Fund had no dollar roll transactions in 2008.

See accompanying Notes to Financial Statements.

(m)

Distribution amount for the JNL/Goldman Sachs Mid Cap Value Fund includes a return of capital distibution for Class A and Class B shares of $0.03 and $0.03 per share, respectively, for the year ended December 31, 2011.

(n)

Total return for the JNL/Invesco International Growth Fund includes class action settlement proceeds. The return for Class A and Class B shares without the class action settlement proceeds was 36.63% and 39.63%, respectively.

(o)	Portfolio turnover including dollar roll transactions for JNL/Mellon Capital Bond Index Fund was 52%, 90%, 83%, 106%, 89% and 70% in 2008, 2009, 2010, 2011, 2012 and 2013, respectively.
(p)	Portfolio turnover including dollar roll transactions for JNL/Neuberger Berman Strategic Income Fund was 246% and 203% in 2012 and 2013, respectively.
(q)

Distribution amount for the JNL/T. Rowe Price Mid-Cap Growth Fund includes a return of capital distribution for Class A and Class B shares of $0.01 and $0.01 per share, respectively, for the year ended December 31, 2009.

(r)	Portfolio turnover including dollar roll transactions for JNL/WMC Balanced Fund was 76%, 81%, 90%, 139%, 223% and 137% in 2008, 2009, 2010, 2011, 2012 and 2013, respectively.
(s)

The ratios for net income (loss) to average net assets without expense waivers for JNL/WMC Money Market Fund for 2009, 2010, 2011, 2012 and 2013 was 0.06%, (0.30)%, (0.34)%, (0.32) and (0.36)%, respectively for Class A and 0.24%, (0.10)%, (0.14)%, (0.12)% and (0.16)%, respectively for Class B shares.

(t)

Total return for the JNL/WMC Money Market Fund includes class action settlement proceeds. The return for Class A and Class B shares without the class action settlement proceeds was 0.14% and 0.20%, respectively.

(u)

For the year ended December 31, 2008, the Adviser voluntarily contributed capital to the JNL/WMC Money Market Fund. The return for Class A and Class B shares without the contribution was 2.00% and 2.18%, respectively.

(v)

Total return for the Fund includes class action settlement proceeds. The return for Class A and Class B, respectively, without the class action settlement proceeds was as follows: JNL/Capital Guardian Global Balanced Fund - 3.42% and 3.53%; JNL/Capital Guardian Global Diversified Research Fund - 5.75% and 5.85%; JNL/Eagle SmallCap Equity Fund - 13.18% and 13.27%; JNL/JPMorgan International Value Fund - 2.25% and 2.48%; JNL/JPMorgan U.S. Government & Quality Bond Fund - (2.70)% and (2.58)%; JNL/Lazard Mid Cap Equity Fund - 14.48% and 14.61%; JNL/Mellon Capital S&P 400 Mid Cap Index Fund - 14.38% and 14.52%; JNL/Mellon Capital Small Cap Index Fund - 15.76% and 15.88%; JNL/PPM America Value Equity Fund - 18.06% and 18.14%; JNL/T.Rowe Price Mid-Cap Growth Fund - 15.07% and 15.15%; JNL/UBS Large Cap Select Growth Fund - 9.76% and 9.88%.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2013

NOTE 1.  ORGANIZATION

The JNL Series Trust (“Trust”) is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts, by a Declaration of Trust, dated June 1, 1994.  The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended, (“1940 Act”), and its shares are registered under the Securities Act of 1933, as amended, (“1933 Act”).  The Trust currently offers shares in ninety (90) separate funds (each a “Fund”, and collectively, “Funds”), each with its own investment objective.

Jackson National Asset Management, LLC (“JNAM” or “Adviser”), a wholly-owned subsidiary of Jackson National Life Insurance Company® (“Jackson”), serves as investment adviser to each of the Funds.  Jackson is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is the United States of America.  Shares of each Fund are sold to life insurance company separate accounts and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies.  Shares may also be sold directly to qualified and non-qualified retirement plans and to other affiliated funds.  The Funds and each Fund’s Adviser/Sub-Adviser are:

Adviser/Sub-Adviser:	Fund: (Sub-Sub-Advisers are in parenthesis)
AQR Capital Management, LLC	JNL/AQR Managed Futures Strategy Fund
BlackRock Investment Management, LLC	JNL/BlackRock Commodity Securities Strategy Fund and JNL/BlackRock Global Allocation Fund
Brookfield Investment Management, Inc.	JNL/Brookfield Global Infrastructure Fund
Capital Guardian Trust Company	JNL/Capital Guardian Global Balanced Fund and JNL/Capital Guardian Global Diversified Research Fund
Capital Research and Management Company (Investment Adviser to each Master Fund)

JNL/American Funds Blue Chip Income and Growth Fund, JNL/American Funds Global Bond Fund, JNL/American Funds Global Small Capitalization Fund, JNL/American Funds Growth-Income Fund, JNL/American Funds International Fund, JNL/American Funds New World Fund. The funds are collectively known as “JNL American Master Feeder Funds”. The JNL American Master Feeder Funds each utilize a Master Feeder structure.

Dimensional Funds Advisors LP	JNL/DFA U.S. Core Equity Fund
Eagle Asset Management, Inc.	JNL/Eagle SmallCap Equity Fund
Eastspring Investments (Singapore) Limited*	JNL/Eastspring Investments Asia ex-Japan Fund and JNL/Eastspring Investments China-India Fund
Templeton Global Advisors Limited	JNL/Franklin Templeton Global Growth Fund
Franklin Advisers, Inc.	JNL/Franklin Templeton Income Fund and JNL/Franklin Templeton Global Multisector Bond Fund
Franklin Mutual Advisers, LLC	JNL/Franklin Templeton Mutual Shares Fund
Franklin Advisory Services, LLC	JNL/Franklin Templeton Small Cap Value Fund
Franklin Templeton Institutional, LLC	JNL/Franklin Templeton International Small Cap Growth Fund
Goldman Sachs Asset Management, L.P. Goldman Sachs Asset Management International (Sub-Sub-Adviser)

JNL/Goldman Sachs Core Plus Bond Fund (Goldman Sachs Asset Management International), JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/Goldman Sachs Mid Cap Value Fund, JNL/Goldman Sachs U.S. Equity Flex Fund

Invesco Advisers, Inc. Invesco Asset Management Ltd. (Sub-Sub-Adviser)	JNL/Invesco Global Real Estate Fund (Invesco Asset Management Ltd.), JNL/Invesco International Growth Fund, JNL/Invesco Large Cap Growth Fund, JNL/Invesco Small Cap Growth Fund
Ivy Investment Management Company	JNL/Ivy Asset Strategy Fund
JNAM

JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund and JNL Institutional Alt 65 Fund, the funds are collectively known as “JNL Institutional Alt Funds”; JNL/American Funds Balanced Allocation Fund and JNL/American Funds Growth Allocation Fund, the Funds are collectively known as “JNL American Fund of Funds”; JNL Disciplined Moderate Fund, JNL Disciplined Moderate Growth Fund and JNL Disciplined Growth Fund, the funds are collectively known as “JNL Disciplined Funds”; JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital 10 x 10 Fund, JNL/Mellon Capital Index 5 Fund and JNL/S&P 4 Fund. Each utilizes a fund of funds structure which invests in other affiliated underlying funds.

J.P. Morgan Investment Management Inc.	JNL/JPMorgan International Value Fund, JNL/JPMorgan MidCap Growth Fund, JNL/JPMorgan U.S. Government & Quality Bond Fund
Lazard Asset Management, LLC	JNL/Lazard Emerging Markets Fund and JNL/Lazard Mid Cap Equity Fund
M&G Investment Management Limited*	JNL/M&G Global Basics Fund and JNL/M&G Global Leaders Fund

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2013

Adviser/Sub-Adviser:	Fund: (Sub-Sub-Advisers are in parenthesis)
Mellon Capital Management Corporation

JNL/Mellon Capital Emerging Markets Index Fund, JNL/Mellon Capital European 30 Fund, JNL/Mellon Capital Pacific Rim 30 Fund, JNL/Mellon Capital S&P 500 Index Fund, JNL/Mellon Capital S&P 400 MidCap Index Fund, JNL/Mellon Capital Small Cap Index Fund, JNL/Mellon Capital International Index Fund, JNL/Mellon Capital Bond Index Fund, JNL/Mellon Capital Global Alpha Fund, JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund, JNL/Mellon Capital Utilities Sector Fund

Morgan Stanley Investment Management Inc.	JNL/Morgan Stanley Mid Cap Growth Fund
Neuberger Berman Fixed Income LLC	JNL/Neuberger Berman Strategic Income Fund
OppenheimerFunds, Inc.	JNL/Oppenheimer Global Growth Fund
Pacific Investment Management Company LLC	JNL/PIMCO Real Return Fund and JNL/PIMCO Total Return Bond Fund
PPM America, Inc.*	JNL/PPM America Floating Rate Income Fund, JNL/PPM America High Yield Bond Fund, JNL/PPM America Mid Cap Value Fund, JNL/PPM America Small Cap Value Fund, JNL/PPM America Value Equity Fund
Red Rocks Capital LLC	JNL/Red Rocks Listed Private Equity Fund
Standard & Poor’s Investment Advisory Services LLC	JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, JNL/S&P Total Yield Fund (all Co-Sub-Advised by Mellon Capital Management Corporation)
Standard & Poor’s Investment Advisory Services LLC

JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, JNL/S&P Managed Aggressive Growth Fund. The funds are collectively known as “JNL/S&P Funds” and each utilizes a fund of funds structure which invests in other affiliated underlying funds.

T. Rowe Price Associates, Inc.

JNL/T. Rowe Price Established Growth Fund, JNL/T. Rowe Price Mid-Cap Growth Fund (Co-Sub-Advised by Mellon Capital Management Corporation), JNL/T. Rowe Price Short-Term Bond Fund, JNL/T. Rowe Price Value Fund

UBS Global Asset Management (Americas) Inc.	JNL/UBS Large Cap Select Growth Fund
Wellington Management Company, LLP	JNL/WMC Balanced Fund, JNL/WMC Money Market Fund, JNL/WMC Value Fund

*    M&G Investment Management Limited, PPM America, Inc., and Eastspring Investments (Singapore) Limited are affiliates of JNAM.

JNL Institutional Alt 65 Fund is closed to all new investors.

The Trust consists of diversified Funds for purposes of the 1940 Act, with the exception of the following non-diversified Funds:  JNL/American Funds Global Bond Fund, JNL Institutional Alt Funds, JNL American Fund of Funds, JNL Disciplined Funds, JNL/AQR Managed Futures Strategy Fund, JNL/BlackRock Commodity Securities Strategy Fund, JNL/BlackRock Global Allocation Fund, JNL/Brookfield Global Infrastructure Fund, JNL/Eastspring Investments Asia ex-Japan Fund, JNL/Eastspring Investments China-India Fund, JNL/Franklin Templeton Global Multisector Bond Fund, JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/Lazard Mid Cap Equity Fund, JNL/M&G Global Basics Fund, JNL/M&G Global Leaders Fund, JNL/Mellon Capital European 30 Fund, JNL/Mellon Capital Pacific Rim 30 Fund, JNL/Mellon Capital Global Alpha Fund, JNL/Mellon Capital Utilities Sector Fund, JNL/PIMCO Real Return Fund, JNL/PPM America Floating Rate Income Fund, JNL/Red Rocks Listed Private Equity Fund, JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, JNL/S&P Total Yield Fund, JNL/S&P 4 Fund and JNL/S&P Funds.

Each Fund, except the JNL Institutional Alt Funds, JNL American Fund of Funds, JNL Disciplined Funds, JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital 10 x 10 Fund, JNL/Mellon Capital Index 5 Fund, JNL/Mellon Capital Utilities Sector Fund, JNL/PPM America Floating Rate Income Fund, JNL/S&P 4 Fund and JNL/S&P Funds, offers Class A and Class B shares.  The two classes differ principally in applicable 12b-1 fees.  Shareholders bear the common expenses of each Fund and earn income and realized gains/losses from each Fund pro rata based on the average daily net assets of each class, without discrimination between share classes.  Each share class also has different voting rights on matters affecting a single class.  No class has preferential dividend rights. Trust level expenses are allocated to the Funds based on the average daily net assets of each Fund.

Each of the JNL American Master Feeder Funds operate as a “Feeder Fund” and seeks to achieve its investment objective by investing primarily all its investable assets in a separate mutual fund (“Master Fund”).  Each JNL American Fund’s Master Fund is a series of American Funds Insurance Series® (“American Funds”), a registered open-end management investment company, that has the same investment objective as each corresponding Feeder Fund.  Each Master Fund directly acquires securities and the Feeder Fund, by investing in the Master Fund, acquires an indirect interest in those securities.  The Master Funds’ Schedule of Investments, Financial Statements and accounting policies are outlined in each Master Fund’s shareholder report.  As of June 30, 2013, the JNL American Funds owned the following percentage of its corresponding Master Fund:  JNL/American Funds Blue Chip Income and Growth Fund - 15.87%, JNL/American Funds Global Bond Fund - 17.23%, JNL/American Funds Global Small Capitalization Fund - 6.77%, JNL/American Funds Growth-Income Fund - 5.21%, JNL/American Funds International Fund - 4.96% and JNL/American Funds New World Fund - 20.60%.  This report should be read in conjunction with the Master Funds’ shareholder reports, which accompany this report.

JNL/Mellon Capital Utilities Sector Fund commenced operations on April 29, 2013.

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2013

Effective April 29, 2013, the names of the following Funds changed:

Old Fund Name:	Effective April 29, 2013:
JNL/BlackRock Commodity Securities Fund	JNL/BlackRock Commodity Securities Strategy Fund
JNL/Mellon Capital Management 10 X 10 Fund	JNL/Mellon Capital 10 X 10 Fund
JNL/Mellon Capital Management Index 5 Fund	JNL/Mellon Capital Index 5 Fund
JNL/Mellon Capital Management Emerging Markets Index Fund	JNL/Mellon Capital Emerging Markets Index Fund
JNL/Mellon Capital Management European 30 Fund	JNL/Mellon Capital European 30 Fund
JNL/Mellon Capital Management Pacific Rim 30 Fund	JNL/Mellon Capital Pacific Rim 30 Fund
JNL/Mellon Capital Management S&P 500 Index Fund	JNL/Mellon Capital S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 Mid Cap Index Fund	JNL/Mellon Capital S&P 400 Mid Cap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund	JNL/Mellon Capital Small Cap Index Fund
JNL/Mellon Capital Management International Index Fund	JNL/Mellon Capital International Index Fund
JNL/Mellon Capital Management Bond Index Fund	JNL/Mellon Capital Bond Index Fund
JNL/Mellon Capital Management Global Alpha Fund	JNL/Mellon Capital Global Alpha Fund
JNL/Mellon Capital Management Dow Jones U.S. Contrarian Opportunities Index Fund	JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”):

Security Valuation - Under the Trust’s valuation policy and procedures, the Trust’s Board of Trustees (“Board” or “Trustees”) has delegated the daily operational oversight of the securities valuation function to the JNAM Pricing Committee (“Pricing Committee”), which consists of certain officers of the Trust and JNAM management.  The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.  The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded.  If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale.  Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market.  Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.  Each Feeder Fund’s investment in its corresponding Master Fund is valued at the NAV per share of the applicable Master Fund determined as of the close of the NYSE on each valuation date.  Valuation of the investments by the Master Funds is discussed in the Master Funds’ shareholder reports, which accompanies this report.  The securities lending collateral fund, which provides daily liquidity, is valued at the daily reported NAV of the fund, as a practical expedient, as of the close of the NYSE on each valuation date.  All securities in the JNL/WMC Money Market Fund, as permitted by compliance with applicable provisions under Rule 2a-7 under the 1940 Act, and other short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value.  Debt securities are generally valued by independent pricing services approved by the Board.  If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from each Fund’s Sub-Adviser, a broker/dealer or widely used quotation system.  Term loans are generally valued at the composite bid prices provided by approved pricing services.  Commodity-linked structured notes and credit linked notes are valued by pricing models using observable inputs or at the most recent bid quotation obtained from a broker/dealer.  Futures contracts traded on an exchange are valued at the settlement price.  If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the local exchange.  Options traded on an exchange are valued at the last traded price as of the close of business on the local exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the last bid.  Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE.  Centrally cleared swap agreements, listed on a multilateral or trade facility platform, such as a registered exchange, are valued by the respective exchange.  The exchange determines a daily settlement price via pricing models which use, as appropriate, its members’ actionable levels across complete term structures along with external third party prices for centrally cleared credit default swaps and underlying rates including overnight index swap rates and forward interest rates for centrally cleared interest rate swaps.  OTC derivatives, including options and swap agreements, are generally valued by approved pricing services.  If the pricing services are unable to provide valuations, OTC derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs.  Pricing services utilized to value debt and derivative securities may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value.  In such instances, the investment is valued as determined in good faith using procedures approved by the Board.  Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale.  In addition, investments may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers,

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2013

restructurings or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets.  Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Pricing Committee’s own assumptions in determining fair value of an investment.  Under the procedures approved by the Board, the Adviser may rely on pricing services or other sources, including each Fund’s Sub-Adviser, to assist in determining the fair value of an investment.  Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer and trading or other market data.  The Adviser has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value.  Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Distributions to Shareholders - The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.  The JNL/WMC Money Market Fund declares dividends from net investment income daily and pays dividends monthly.  For all other Funds, dividends from net investment income are generally declared and paid annually, but may be paid more frequently to avoid excise tax.  Distributions of net realized capital gains, if any, will be distributed at least annually, to the extent they exceed available capital loss carry forwards.

Security Transactions and Investment Income - Security transactions are recorded on the trade date for financial reporting purposes.  Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date.  Corporate actions involving foreign securities, including dividends, are recorded when the information becomes available.  Income received in lieu of dividends for securities loaned are included in dividends in the Statements of Operations.  Interest income, including level-yield amortization of discounts and premiums, is accrued daily.  A Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful.  A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.  Realized gains and losses are determined on the specific identification basis.

Expenses - Expenses are recorded on an accrual basis.  Expenses of the Trust that are directly attributable to a specific Fund are charged to that Fund.  Expenses attributable to a specific class of shares are charged to that class.  Other Trust level expenses are allocated to the Funds based on the average daily net assets of each Fund.

Expenses in Master Funds and Fund of Funds - Because each Feeder Fund invests substantially all of its assets in a Master Fund, the Feeder Fund shareholders bear the fees and expenses of each respective Master Fund in which the Feeder Fund invests.  Such expenses are not included in the Statements of Operations, but are incurred indirectly because they are considered in the calculation of the net asset value of the respective Master Fund.  As a result, the Feeder Fund’s actual expenses may be higher than those of other mutual funds that invest directly in securities.  A similar situation exists for a fund of funds as it relates to the expenses associated with the investments in underlying funds.

Foreign Taxes - The Funds may be subject to foreign taxes on income, gains on investments or foreign currency purchases and repatriation, a portion of which may be recoverable.  The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Foreign Currency Translations - The accounting records of each Fund are maintained in U.S. dollars.  Each business day, the market values of foreign securities, currency holdings and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on current exchange rates.  Purchases and sales of investment securities, income receipts and expense payments are translated into U.S. dollars based on the respective exchange rates prevailing on the dates of such transactions.  The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities.  Such fluctuations are included in net realized and unrealized gain or loss on investments.

Net realized gains and losses on foreign currency related items are considered ordinary income for tax purposes and arise from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar amounts actually received or paid; and the realized gains or losses resulting from portfolio and transaction hedges.  Net unrealized gain or loss on foreign currency related items include gains and losses from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in currency exchange rates.

Guarantees and Indemnifications - In the normal course of business, the Trust may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities.  Each Fund’s maximum exposure under these arrangements is unknown.  However, since their commencement of operations, the Funds have not had claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds.  In addition, certain of the Trust’s contracts with service providers contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2013

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

Basis of Consolidation - The accompanying financial statements for JNL/BlackRock Global Allocation Fund have been consolidated to include the account of JNL/BlackRock Global Allocation Fund, Ltd. (the “Subsidiary”), a wholly owned Cayman Islands domiciled subsidiary of the Fund, which primarily invests in commodity-related instruments. The Subsidiary allows the Fund to hold commodity-related instruments and meet regulated investment company (“RIC”) tax requirements in pursuit of its investment objectives as outlined in the prospectus and statement of additional information.  The Fund is the sole shareholder of the Subsidiary with the intent that it will retain all rights to the Subsidiary. The Fund may invest up to 25% of its total assets in the Subsidiary, which may invest without limitation in commodity-related instruments. Intercompany accounts and transactions have been eliminated. The Subsidiary has the same investment manager as the Fund and is subject to the same investment policies and restrictions as the Fund.

Statement of Cash Flows - GAAP requires entities providing financial statements that report both a financial position and results of operations to also provide a statement of cash flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions.  One of the conditions is that the enterprise had little or no debt, based on the average debt outstanding during the period, in relation to average total assets.  Funds with certain degrees of borrowing activity, typically through the use of securities sold short, transactions characterized as secured borrowing transactions or reverse repurchase agreements, have been determined to be at a level requiring a Statement of Cash Flows.

NOTE 3.  FINANCIAL ACCOUNTING STANDARDS BOARD (“FASB”) ACCOUNTING STANDARDS CODIFICATION (“ASC”) TOPIC 820, “FAIR VALUE MEASUREMENTS AND DISCLOSURE”

This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance.  The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds and securities lending collateral, which is valued as a practical expedient at its daily reported NAV.

Level 2 includes valuations determined from significant direct or indirect observable inputs.  Direct observable inputs include broker quotes, third party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values.  Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings.  Level 2 includes valuations for fixed income securities, including term loans, OTC derivatives, centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, international equity securities priced by an independent statistical fair value pricing service, swap agreements valued by pricing services or ADRs and GDRs for which quoted prices in active markets are not available.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser’s own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models.  Level 3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, private placements, newly issued or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices.  When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker.  To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2013

The following table summarizes each Fund’s investments in securities and other financial instruments (in thousands) as of June 30, 2013, by valuation level.  JNL American Master Feeder Funds, JNL Institutional Alt Funds, JNL American Fund of Funds, JNL Disciplined Funds, JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital 10 x 10 Fund, JNL/Mellon Capital Index 5 Fund, JNL/S&P 4 Fund and JNL S&P Funds are not included in the tables below because all investments in these Funds are Level 1 valuations.  The Level 1 valuation assets for these Funds can be referenced in the Schedules of Investments.

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/AQR Managed Futures Strategy Fund
Short Term Investments	$364,370	$139,429	$—	$503,799
Fund Total	$364,370	$139,429	$—	$503,799

JNL/BlackRock Commodity Securities Strategy Fund
Common Stocks	$1,016,808	$12,352	$—	$1,029,160
Commodity Indexed Structured Notes	—	92,263	—	92,263
Short Term Investments	35,884	254,974	—	290,858
Fund Total	$1,052,692	$359,589	$—	$1,412,281

JNL/BlackRock Global Allocation Fund
Common Stocks	$976,153	$199,034	$3,125	$1,178,312
Preferred Stocks(1)	20,083	5,205	1,779	27,067
Trust Preferreds	6,693	145	—	6,838
Warrants	—	56	—	56
Purchased Options	431	15,565	—	15,996
Investment Companies	32,158	—	—	32,158
Non-U.S. Government Agency ABS	—	2,105	—	2,105
Corporate Bonds and Notes	—	129,706	3,624	133,330
Government and Agency Obligations	—	277,360	—	277,360
Short Term Investments	53,947	458,773	—	512,720
Fund Total	$1,089,465	$1,087,949	$8,528	$2,185,942

JNL/Brookfield Global Infrastructure Fund
Common Stocks	$414,485	$3,471	$—	$417,956
Short Term Investments	48,553	—	—	48,553
Fund Total	$463,038	$3,471	$—	$466,509

JNL/Capital Guardian Global Balanced Fund
Common Stocks	$165,987	$110,594	$—	$276,581
Preferred Stocks	440	1,242	—	1,682
Non-U.S. Government Agency ABS	—	604	—	604
Corporate Bonds and Notes	—	29,472	41	29,513
Government and Agency Obligations	—	99,538	—	99,538
Other Equity Interests	—	156	—	156
Short Term Investments	48,288	—	—	48,288
Fund Total	$214,715	$241,606	$41	$456,362

JNL/Capital Guardian Global Diversified Research Fund
Common Stocks	$182,650	$167,995	$—	$350,645
Short Term Investments	23,253	—	—	23,253
Fund Total	$205,903	$167,995	$—	$373,898

JNL/DFA U.S. Core Equity Fund
Common Stocks	$308,281	$—	$—	$308,281
Rights	1	—	—	1
Short Term Investments	9,814	—	—	9,814
Fund Total	$318,096	$—	$—	$318,096

JNL/Eagle SmallCap Equity Fund
Common Stocks	$1,286,716	$—	$—	$1,286,716
Short Term Investments	246,118	—	—	246,118
Fund Total	$1,532,834	$—	$—	$1,532,834

JNL/Eastspring Investments Asia ex-Japan Fund
Common Stocks	$82,381	$45,046	$—	$127,427
Preferred Stocks	351	—	—	351
Short Term Investments	7,373	—	—	7,373
Fund Total	$90,105	$45,046	$—	$135,151

JNL/Eastspring Investments China-India Fund
Common Stocks	$232,771	$84,491	$—	$317,262
Short Term Investments	23,044	—	—	23,044
Fund Total	$255,815	$84,491	$—	$340,306

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2013

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/Franklin Templeton Global Growth Fund
Common Stocks	$528,383	$174,915	$—	$703,298
Short Term Investments	60,184	—	—	60,184
Fund Total	$588,567	$174,915	$—	$763,482

JNL/Franklin Templeton Global Multisector Bond Fund
Corporate Bonds and Notes	$—	$154,684	$1,258	$155,942
Government and Agency Obligations	—	795,651	—	795,651
Other Equity Interests	—	2,184	—	2,184
Short Term Investments	207,298	139,906	—	347,204
Fund Total	$207,298	$1,092,425	$1,258	$1,300,981

JNL/Franklin Templeton Income Fund
Common Stocks	$867,366	$55,271	$—	$922,637
Preferred Stocks	53,211	79,691	—	132,902
Warrants	435	—	—	435
Corporate Bonds and Notes	—	697,731	6,385	704,116
Other Equity Interests	—	—	1	1
Short Term Investments	279,997	—	—	279,997
Fund Total	$1,201,009	$832,693	$6,386	$2,040,088

JNL/Franklin Templeton International Small Cap Growth Fund
Common Stocks	$113,859	$176,812	$—	$290,671
Short Term Investments	27,062	—	—	27,062
Fund Total	$140,921	$176,812	$—	$317,733

JNL/Franklin Templeton Mutual Shares Fund
Common Stocks	$719,566	$97,168	$2,299	$819,033
Non-U.S. Government Agency ABS	—	683	—	683
Corporate Bonds and Notes	—	45,287	—	45,287
Other Equity Interests	—	146	11,828	11,974
Short Term Investments	80,954	—	—	80,954
Fund Total	$800,520	$143,284	$14,127	$957,931

JNL/Franklin Templeton Small Cap Value Fund
Common Stocks	$702,349	$—	$—	$702,349
Short Term Investments	42,495	—	—	42,495
Fund Total	$744,844	$—	$—	$744,844

JNL/Goldman Sachs Core Plus Bond Fund
Non-U.S. Government Agency ABS	$—	$70,131	$—	$70,131
Corporate Bonds and Notes	—	282,308	390	282,698
Government and Agency Obligations	—	538,492	—	538,492
Common Stocks	—	—	—	—
Short Term Investments	178,544	—	—	178,544
Fund Total	$178,544	$890,931	$390	$1,069,865

JNL/Goldman Sachs Emerging Markets Debt Fund
Corporate Bonds and Notes	$—	$316,839	$641	$317,480
Government and Agency Obligations	—	484,059	11,458	495,517
Other Equity Interests	—	1,185	—	1,185
Common Stocks	—	—	—	—
Short Term Investments	88,132	—	—	88,132
Fund Total	$88,132	$802,083	$12,099	$902,314

JNL/Goldman Sachs Mid Cap Value Fund
Common Stocks	$988,239	$—	$—	$988,239
Short Term Investments	50,788	—	—	50,788
Fund Total	$1,039,027	$—	$—	$1,039,027

JNL/Goldman Sachs U.S. Equity Flex Fund
Common Stocks	$196,005	$—	$—	$196,005
Short Term Investments	5,416	—	—	5,416
Fund Total	$201,421	$—	$—	$201,421

JNL/Invesco Global Real Estate Fund
Common Stocks	$1,234,922	$214,379	$—	$1,449,301
Short Term Investments	45,487	—	—	45,487
Fund Total	$1,280,409	$214,379	$—	$1,494,788

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2013

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/Invesco International Growth Fund
Common Stocks	$501,096	$304,691	$—	$805,787
Preferred Stocks	—	9,121	—	9,121
Short Term Investments	93,355	—	—	93,355
Fund Total	$594,451	$313,812	$—	$908,263

JNL/Invesco Large Cap Growth Fund
Common Stocks	$964,547	$4,685	$—	$969,232
Short Term Investments	24,563	—	—	24,563
Fund Total	$989,110	$4,685	$—	$993,795

JNL/Invesco Small Cap Growth Fund
Common Stocks	$464,733	$—	$—	$464,733
Short Term Investments	45,290	—	—	45,290
Fund Total	$510,023	$—	$—	$510,023

JNL/Ivy Asset Strategy Fund
Common Stocks(1)	$1,245,659	$286,309	$72,519	$1,604,487
Purchased Options	3,331	9,213	—	12,544
Corporate Bonds and Notes	—		77,506	77,506
Precious Metals	203,434	—	—	203,434
Short Term Investments	97,810	431,474	—	529,284
Fund Total	$1,550,234	$726,996	$150,025	$2,427,255

JNL/JPMorgan International Value Fund
Common Stocks	$12,627	$508,701	$—	$521,328
Preferred Stocks	—	8,316	—	8,316
Rights	184	—	—	184
Short Term Investments	19,281	—	—	19,281
Fund Total	$32,092	$517,017	$—	$549,109

JNL/JPMorgan MidCap Growth Fund
Common Stocks	$880,734	$—	$—	$880,734
Short Term Investments	75,411	—	—	75,411
Fund Total	$956,145	$—	$—	$956,145

JNL/JPMorgan U.S. Government & Quality Bond Fund
Non-U.S. Government Agency ABS	$—	$45,670	$5,026	$50,696
Corporate Bonds and Notes	—	35,317	—	35,317
Government and Agency Obligations	—	1,252,244	—	1,252,244
Short Term Investments	37,762	—	—	37,762
Fund Total	$37,762	$1,333,231	$5,026	$1,376,019

JNL/Lazard Emerging Markets Fund
Common Stocks	$1,126,996	$281,955	$—	$1,408,951
Preferred Stocks	3,976	—	—	3,976
Short Term Investments	65,423	—	—	65,423
Fund Total	$1,196,395	$281,955	$—	$1,478,350

JNL/Lazard Mid Cap Equity Fund
Common Stocks	$239,936	$—	$4	$239,940
Short Term Investments	20,556	—	—	20,556
Fund Total	$260,492	$—	$4	$260,496

JNL/M&G Global Basics Fund
Common Stocks	$134,130	$67,795	$—	$201,925
Preferred Stocks	425	—	—	425
Short Term Investments	35,806	—	—	35,806
Fund Total	$170,361	$67,795	$—	$238,156

JNL/M&G Global Leaders Fund
Common Stocks	$44,575	$11,180	$—	$55,755
Rights	—	—	—	—
Short Term Investments	1,265	—	—	1,265
Fund Total	$45,840	$11,180	$—	$57,020

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2013

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/Mellon Capital Emerging Markets Index Fund
Common Stocks	$364,020	$91,166	$—	$455,186
Preferred Stocks	35,838	—	—	35,838
Rights	—	—	—	—
Investment Companies	4,811	—	—	4,811
Short Term Investments	11,394	255	—	11,649
Fund Total	$416,063	$91,421	$—	$507,484

JNL/Mellon Capital European 30 Fund
Common Stocks	$32,406	$9,290	$—	$41,696
Short Term Investments	3,248	—	—	3,248
Fund Total	$35,654	$9,290	$—	$44,944

JNL/Mellon Capital Pacific Rim 30 Fund
Common Stocks	$100,937	$33,348	$—	$134,285
Investment Companies	2,236	—	—	2,236
Short Term Investments	4,794	—	—	4,794
Fund Total	$107,967	$33,348	$—	$141,315

JNL/Mellon Capital S&P 500 Index Fund
Common Stocks	$1,986,501	$—	$—	$1,986,501
Short Term Investments	82,189	3,035	—	85,224
Fund Total	$2,068,690	$3,035	$—	$2,071,725

JNL/Mellon Capital S&P 400 MidCap Index Fund
Common Stocks	$1,287,077	$—	$—	$1,287,077
Short Term Investments	100,229	540	—	100,769
Fund Total	$1,387,306	$540	$—	$1,387,846

JNL/Mellon Capital Small Cap Index Fund
Common Stocks	$1,258,635	$—	$—	$1,258,635
Warrants	1	—	—	1
Investment Companies	121	—	—	121
Other Equity Interests	—	—		—
Short Term Investments	146,799	1,195	—	147,994
Fund Total	$1,405,556	$1,195	$—	$1,406,751

JNL/Mellon Capital International Index Fund
Common Stocks	$980,628	$826,285	$—	$1,806,913
Preferred Stocks	8,319	5,101	—	13,420
Rights	76	1	—	77
Other Equity Interests	—	—	—	—
Short Term Investments	115,110	3,955	—	119,065
Fund Total	$1,104,133	$835,342	$—	$1,939,475

JNL/Mellon Capital Bond Index Fund
Non-U.S. Government Agency ABS	$—	$40,712	$—	$40,712
Corporate Bonds and Notes	—	455,639	—	455,639
Government and Agency Obligations	—	1,448,784	—	1,448,784
Short Term Investments	238,581	—	—	238,581
Fund Total	$238,581	$1,945,135	$—	$2,183,716

JNL/Mellon Capital Global Alpha Fund
Purchased Options	$14,114	$—	$—	$14,114
Short Term Investments	53,590	342,215	—	395,805
Fund Total	$67,704	$342,215	$—	$409,919

JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund
Common Stocks	$115,259	$—	$—	$115,259
Short Term Investments	1,342	—	—	1,342
Fund Total	$116,601	$—	$—	$116,601

JNL/Mellon Capital Utilities Sector Fund
Common Stocks	$2,540	$—	$—	$2,540
Short Term Investments	89	—	—	89
Fund Total	$2,629	$—	$—	$2,629

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2013

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/Morgan Stanley Mid Cap Growth Fund
Common Stocks	$31,899	$—	$—	$31,899
Preferred Stocks	—	—	53	53
Short Term Investments	5,065	—	—	5,065
Fund Total	$36,964	$—	$53	$37,017

JNL/Neuberger Berman Strategic Income Fund
Non-U.S. Government Agency ABS	$—	$33,686	$—	$33,686
Corporate Bonds and Notes	—	40,619	—	40,619
Government and Agency Obligations	—	65,626	—	65,626
Investment Companies	7,451	—	—	7,451
Variable Rate Senior Loan Interests	—	17,122	—	17,122
Short Term Investments	41,773	—	—	41,773
Fund Total	$49,224	$157,053	$—	$206,277

JNL/Oppenheimer Global Growth Fund
Common Stocks	$546,939	$199,153	$—	$746,092
Preferred Stocks	14,996	—	—	14,996
Rights	154	—	—	154
Short Term Investments	36,651	—	—	36,651
Fund Total	$598,740	$199,153	$—	$797,893

JNL/PIMCO Real Return Fund
Non-U.S. Government Agency ABS	$—	$230,339	$667	$231,006
Corporate Bonds and Notes	—	165,803	—	165,803
Government and Agency Obligations	—	2,754,310	—	2,754,310
Preferred Stocks	597	—	—	597
Purchased Options	—	596	—	596
Other Equity Interests	—	24	—	24
Short Term Investments	5,654	1,593,500	—	1,599,154
Fund Total	$6,251	$4,744,572	$667	$4,751,490

JNL/PIMCO Total Return Bond Fund
Non-U.S. Government Agency ABS	$—	$302,170	$—	$302,170
Corporate Bonds and Notes	—	467,849	—	467,849
Government and Agency Obligations	—	5,562,054	—	5,562,054
Trust Preferreds	19,277	—	2,957	22,234
Other Equity Interests	—	—	—	—
Short Term Investments	51,496	394,579	—	446,075
Fund Total	$70,773	$6,726,652	$2,957	$6,800,382

JNL/PPM America Floating Rate Income Fund
Corporate Bonds and Notes	$—	$64,447	$—	$64,447
Variable Rate Senior Loan Interests(1)	—	952,445	—	952,445
Short Term Investments	146,163	—	—	146,163
Fund Total	$146,163	$1,016,892	$—	$1,163,055

JNL/PPM America High Yield Bond Fund
Non-U.S. Government Agency ABS	$—	$59,418	$—	$59,418
Corporate Bonds and Notes	—	1,925,781	3	1,925,784
Common Stocks	69,924	—	—	69,924
Preferred Stocks	33,041	964	—	34,005
Trust Preferreds	2,646	—	—	2,646
Investment Companies	14,899	—	—	14,899
Other Equity Interests	—	20,525	—	20,525
Short Term Investments	404,863	—	—	404,863
Fund Total	$525,373	$2,006,688	$3	$2,532,064

JNL/PPM America Mid Cap Value Fund
Common Stocks	$256,593	$—	$—	$256,593
Short Term Investments	10,941	—	—	10,941
Fund Total	$267,534	$—	$—	$267,534

JNL/PPM America Small Cap Value Fund
Common Stocks	$141,729	$—	$—	$141,729
Short Term Investments	12,702	—	—	12,702
Fund Total	$154,431	$—	$—	$154,431

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2013

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/PPM America Value Equity Fund
Common Stocks	$144,015	$—	$—	$144,015
Short Term Investments	473	—	—	473
Fund Total	$144,488	$—	$—	$144,488

JNL/Red Rocks Listed Private Equity Fund
Common Stocks	$470,292	$183,105	$—	$653,397
Short Term Investments	4,400	—	—	4,400
Fund Total	$474,692	$183,105	$—	$657,797

JNL/S&P Competitive Advantage Fund
Common Stocks	$1,129,385	$—	$—	$1,129,385
Short Term Investments	23,350	—	—	23,350
Fund Total	$1,152,735	$—	$—	$1,152,735

JNL/S&P Dividend Income & Growth Fund
Common Stocks	$1,674,421	$—	$—	$1,674,421
Short Term Investments	61,781	—	—	61,781
Fund Total	$1,736,202	$—	$—	$1,736,202

JNL/S&P Intrinsic Value Fund
Common Stocks	$1,033,947	$—	$—	$1,033,947
Short Term Investments	22,380	—	—	22,380
Fund Total	$1,056,327	$—	$—	$1,056,327

JNL/S&P Total Yield Fund
Common Stocks	$790,012	$—	$—	$790,012
Short Term Investments	62,396	—	—	62,396
Fund Total	$852,408	$—	$—	$852,408

JNL/T. Rowe Price Established Growth Fund
Common Stocks	$3,293,447	$52,284	$1,434	$3,347,165
Preferred Stocks	—	—	4,707	4,707
Short Term Investments	137,871	—	—	137,871
Fund Total	$3,431,318	$52,284	$6,141	$3,489,743

JNL/T. Rowe Price Mid-Cap Growth Fund
Common Stocks	$1,937,116	$—	$361	$1,937,477
Preferred Stocks	—	—	4,781	4,781
Short Term Investments	223,120	—	—	223,120
Fund Total	$2,160,236	$—	$5,142	$2,165,378

JNL/T. Rowe Price Short-Term Bond Fund
Non-U.S. Government Agency ABS	$—	$377,029	$—	$377,029
Corporate Bonds and Notes	—	1,060,017	—	1,060,017
Government and Agency Obligations	—	502,059	—	502,059
Short Term Investments	76,460	—	—	76,460
Fund Total	$76,460	$1,939,105	$—	$2,015,565

JNL/T. Rowe Price Value Fund
Common Stocks	$2,037,866	$9,725	$—	$2,047,591
Short Term Investments	125,844	—	—	125,844
Fund Total	$2,163,710	$9,725	$—	$2,173,435

JNL/UBS Large Cap Select Growth Fund
Common Stocks	$472,776	$—	$—	$472,776
Investment Companies	400	—	—	400
Short Term Investments	19,419	—	—	19,419
Fund Total	$492,595	$—	$—	$492,595

JNL/WMC Balanced Fund
Common Stocks	$1,846,537	$—	$—	$1,846,537
Non-U.S. Government Agency ABS	—	27,419	—	27,419
Corporate Bonds and Notes	—	211,856	—	211,856
Government and Agency Obligations	—	734,210	—	734,210
Short Term Investments	260,224	—	—	260,224
Fund Total	$2,106,761	$973,485	$—	$3,080,246

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2013

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/WMC Money Market Fund
Non-U.S. Government Agency ABS	$—	$4,782	$—	$4,782
Corporate Bonds and Notes	—	151,304	—	151,304
Government and Agency Obligations	—	251,987	—	251,987
Short Term Investments	96	1,066,233	—	1,066,329
Fund Total	$96	$1,474,306	$—	$1,474,402

JNL/WMC Value Fund
Common Stocks	$1,549,517	$22,415	$—	$1,571,932
Short Term Investments	50,065	—	—	50,065
Fund Total	$1,599,582	$22,415	$—	$1,621,997

	Liabilities - Securities
	Level 1	Level 2	Level 3	Total
JNL/BlackRock Global Allocation Fund
Common Stocks	$(1,384)	$—	$—	$(1,384)
Fund Total	$(1,384)	$—	$—	$(1,384)

JNL/Goldman Sachs Core Plus Bond Fund
Government and Agency Obligations	$—	$(21,691)	$—	$(21,691)
Fund Total	$—	$(21,691)	$—	$(21,691)

JNL/Goldman Sachs U.S. Equity Flex Fund
Common Stocks	$(43,781)	$—	$—	$(43,781)
Fund Total	$(43,781)	$—	$—	$(43,781)

JNL/Mellon Capital Bond Index Fund
Government and Agency Obligations	$—	$(677)	$—	$(677)
Fund Total	$—	$(677)	$—	$(677)

JNL/WMC Balanced Fund
Government and Agency Obligations	$—	$(68,452)	$—	$(68,452)
Fund Total	$—	$(68,452)	$—	$(68,452)

(1)Unfunded commitments in JNL/BlackRock Global Allocation Fund, JNL/Ivy Asset Strategy Fund and JNL/PPM America Floating Rate Income Fund are not reflected in the Schedules of Investments.  Unrealized appreciation is reflected as an asset/ liability in the table.  See Unfunded Commitments in these Notes to Financial Statements.

	Assets - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
JNL/AQR Managed Futures Strategy Fund
Open Futures Contracts	$3,364	$—	$—	$3,364
Open Forward Foreign Currency Contracts	—	14,764	—	14,764
OTC Total Return Swap Agreements	—	135	—	135
Fund Total	$3,364	$14,899	$—	$18,263
JNL/BlackRock Global Allocation Fund
Open Futures Contracts	$873	$—	$—	$873
Open Forward Foreign Currency Contracts	—	3,603	—	3,603
OTC Interest Rate Swap Agreements	—	78	—	78
Centrally Cleared Interest Rate Swap Agreements	—	2	—	2
OTC Credit Default Swap Agreements	—	390	—	390
OTC Total Return Swap Agreements	—	47	—	47
Fund Total	$873	$4,120	$—	$4,993
JNL/Capital Guardian Global Balanced Fund
Open Forward Foreign Currency Contracts	$—	$296	$—	$296
Fund Total	$—	$296	$—	$296
JNL/Franklin Templeton Global Multisector Bond Fund
Open Forward Foreign Currency Contracts	$—	$28,064	$—	$28,064
Fund Total	$—	$28,064	$—	$28,064
JNL/Franklin Templeton Mutual Shares Fund
Open Forward Foreign Currency Contracts	$—	$1,900	$—	$1,900
Fund Total	$—	$1,900	$—	$1,900
JNL/Goldman Sachs Core Plus Bond Fund
Open Futures Contracts	$175	$—	$—	$175
Open Forward Foreign Currency Contracts	—	4,307	—	4,307
OTC Interest Rate Swap Agreements	—	7,907	—	7,907
Centrally Cleared Interest Rate Swap Agreements	—	7,860	—	7,860
OTC Credit Default Swap Agreements	—	532	—	532
Centrally Cleared Credit Default Swap Agreements	—	434	—	434
Fund Total	$175	$21,040	$—	$21,215

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2013

	Assets - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
JNL/Goldman Sachs Emerging Markets Debt Fund
Open Futures Contracts	$3,636	$—	$—	$3,636
Open Forward Foreign Currency Contracts	—	7,386	—	7,386
OTC Interest Rate Swap Agreements	—	2,705	—	2,705
Centrally Cleared Interest Rate Swap Agreements	—	734	—	734
Fund Total	$3,636	$10,825	$—	$14,461
JNL/Ivy Asset Strategy Fund
Open Forward Foreign Currency Contracts	$—	$4,018	$—	$4,018
Fund Total	$—	$4,018	$—	$4,018
JNL/JPMorgan International Value Fund
Open Forward Foreign Currency Contracts	$—	$753	$—	$753
Fund Total	$—	$753	$—	$753
JNL/Mellon Capital Small Cap Index Fund
Open Futures Contracts	$59	$—	$—	$59
Fund Total	$59	$—	$—	$59
JNL/Mellon Capital International Index Fund
Open Futures Contracts	$275	$—	$—	$275
Open Forward Foreign Currency Contracts	—	2	—	2
Fund Total	$275	$2	$—	$277
JNL/Mellon Capital Global Alpha Fund
Open Futures Contracts	$3,213	$—	$—	$3,213
Open Forward Foreign Currency Contracts	—	12,042	—	12,042
Fund Total	$3,213	$12,042	$—	$15,255
JNL/Neuberger Berman Strategic Income Fund
Open Futures Contracts	$663	$—	$—	$663
OTC Credit Default Swap Agreements	—	323	—	323
Fund Total	$663	$323	$—	$986
JNL/PIMCO Real Return Fund
Open Forward Foreign Currency Contracts	$—	$9,867	$—	$9,867
OTC Interest Rate Swap Agreements	—	2,182	—	2,182
Centrally Cleared Interest Rate Swap Agreements	—	6,149	—	6,149
Centrally Cleared Credit Default Swap Agreements	—	38	—	38
Fund Total	$—	$18,236	$—	$18,236
JNL/PIMCO Total Return Bond Fund
Exchange Traded Written Options	$20	$—	$—	$20
Open Futures Contracts	60	—	—	60
Open Forward Foreign Currency Contracts	—	6,500	—	6,500
OTC Interest Rate Swap Agreements	—	210	—	210
Centrally Cleared Interest Rate Swap Agreements	—	18,747	—	18,747
OTC Credit Default Swap Agreements	—	1,380	—	1,380
Fund Total	$80	$26,837	$—	$26,917
JNL/PPM America High Yield Bond Fund
Open Futures Contracts	$686	$—	$—	$686
Fund Total	$686	$—	$—	$686

	Liabilities - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
JNL/AQR Managed Futures Strategy Fund
Open Futures Contracts	$(3,041)	$—	$—	$(3,041)
Open Forward Foreign Currency Contracts	—	(17,014)	—	(17,014)
OTC Total Return Swap Agreements	—	(152)	—	(152)
Fund Total	$(3,041)	$(17,166)	$—	$(20,207)
JNL/BlackRock Global Allocation Fund
Written Options	$(554)	$(2,523)	$—	$(3,077)
Open Futures Contracts	(729)	—	—	(729)
Open Forward Foreign Currency Contracts	—	(2,132)	—	(2,132)
OTC Interest Rate Swap Agreements	—	(949)	—	(949)
Centrally Cleared Interest Rate Swap Agreements	—	(13)	—	(13)
OTC Credit Default Swap Agreement	—	(2)	—	(2)
Centrally Cleared Credit Default Swap Agreements	—	(24)	—	(24)
Fund Total	$(1,283)	$(5,643)	$—	$(6,926)
JNL/Capital Guardian Global Balanced Fund
Open Forward Foreign Currency Contracts	$—	$(107)	$—	$(107)
Fund Total	$—	$(107)	$—	$(107)
JNL/Franklin Templeton Global Multisector Bond Fund
Open Forward Foreign Currency Contracts	$—	$(9,694)	$—	$(9,694)
Fund Total	$—	$(9,694)	$—	$(9,694)
JNL/Franklin Templeton Mutual Shares Fund
Open Forward Foreign Currency Contracts	$—	$(288)	$—	$(288)
Fund Total	$—	$(288)	$—	$(288)

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2013

	Liabilities - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
JNL/Goldman Sachs Core Plus Bond Fund
Open Futures Contracts	$(2,809)	$—	$—	$(2,809)
Open Forward Foreign Currency Contracts	—	(3,462)	—	(3,462)
OTC Interest Rate Swap Agreements	—	(7,922)	—	(7,922)
Centrally Cleared Interest Rate Swap Agreements	—	(3,062)	—	(3,062))
OTC Credit Default Swap Agreement	—	(589)	—	(589)
Fund Total	$(2,809)	$(15,035)	$—	$(17,844)
JNL/Goldman Sachs Emerging Markets Debt Fund
Open Futures Contracts	$(166)	$—	$—	$(166)
Open Forward Foreign Currency Contracts	—	(7,780)	—	(7,780)
OTC Interest Rate Swap Agreements	—	(5,318)	—	(5,318)
Centrally Cleared Interest Rate Swap Agreements	—	(2,824)	—	(2,824)
Fund Total	$(166)	$(15,922)	$—	$(16,088)
JNL/Ivy Asset Strategy Fund
Written Options	$(2,298)	$(2,921)	$—	$(5,219)
Fund Total	$(2,298)	$(2,921)	$—	$(5,219)
JNL/JPMorgan International Value Fund
Open Forward Foreign Currency Contracts	$—	$(3,525)	$	$(3,525)
Fund Total	$—	$(3,525)	$—	$(3,525)
JNL/Mellon Capital Emerging Markets Index Fund
Open Futures Contracts	$(16)	$—	$—	$(16)
Fund Total	$(16)	$—	$—	$(16)
JNL/Mellon Capital S&P 500 Index Fund
Open Futures Contracts	$(524)	—	$—	$(524)
Fund Total	$(524)	$—	$—	$(524)
JNL/Mellon Capital S&P 400 MidCap Index Fund
Open Futures Contracts	$(50)	$—	$—	$(50)
Fund Total	$(50)	$—	$—	$(50)
JNL/Mellon Capital International Index Fund
Open Futures Contracts	$(949)	$—	$—	$(949)
Open Forward Foreign Currency Contracts	—	(1,383)	—	(1,383)
Fund Total	$(949)	$(1,383)	$—	$(2,332)
JNL/Mellon Capital Global Alpha Fund
Exchange Traded Purchased Options	$(325)	$—	—	$(325)
Open Futures Contracts	(3,561)	—	—	(3,561)
Open Forward Foreign Currency Contracts	—	(8,003)	—	(8,003)
Fund Total	$(3,886)	$(8,003)	$—	$(11,889)
JNL/Neuberger Berman Strategic Income Fund
Open Futures Contracts	$(114)	$—	$—	$(114)
Fund Total	$(114)	$—	$—	$(114)
JNL/PIMCO Real Return Fund
Written Options	$(413)	$(4,282)	$—	$(4,695)
Open Futures Contracts	(2,678)	—	—	(2,678)
Open Forward Foreign Currency Contracts	—	(13,641)	—	(13,641)
OTC Interest Rate Swap Agreements	—	(6,833)	—	(6,833)
OTC Credit Default Swap Agreement	—	(160)	—	(160)
Fund Total	$(3,091)	$(24,916)	$—	$(28,007)
JNL/PIMCO Total Return Bond Fund
Written Options	$(1,355)	$(12,949)	$—	$(14,304)
Exchange Traded Purchased Options	(325)	—	—	(325)
Exchange Traded Written Options	(51)	—	—	(51)
Open Futures Contracts	(6,004)	—	—	(6,004)
Open Forward Foreign Currency Contracts	—	(12,627)	—	(12,627)
OTC Interest Rate Swap Agreements	—	(861)	—	(861)
Centrally Cleared Interest Rate Swap Agreements	—	(7,903)	—	(7,903)
OTC Credit Default Swap Agreement	—	(1,322)	—	(1,322)
Fund Total	$(7,735)	$(35,662)	$—	$(43,397)
JNL/T. Rowe Price Short-Term Bond Fund
Open Futures Contracts	$(70)	$—	$—	$(70)
Fund Total	$(70)	$—	$—	$(70)
JNL/WMC Balanced Fund
OTC Credit Default Swap Agreement	$—	$(9)	$—	$(9)
Fund Total	$—	$(9)	$—	$(9)

(1)Investments in other financial instruments are derivative instruments and include forward foreign currency contracts, futures contracts, written options and swap agreements.  All derivatives, except for written options, are reflected at the unrealized appreciation/(depreciation) on the instrument.  Written options are reflected at value.

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2013

The Funds recognize transfers between levels as of the beginning of the period.  The following table summarizes significant recurring transfers (in thousands) between Level 1 and Level 2 valuations for the period ended June 30, 2013:

	Transfers out of Level 2 into Level 1 during the Period	Transfers out of Level 1 into Level 2 during the Period
Transfers for valuations using a statistical fair value pricing service
JNL/Brookfield Global Infrastructure Fund
Common Stocks	$—	$4,433
JNL/Eastspring Investments Asia ex-Japan Fund
Common Stocks	$1,784	$4,384
JNL/Eastspring Investments China India Fund
Common Stocks	$8,385	$—
JNL/Franklin Templeton Global Growth Fund
Common Stocks	$13,961	$—
JNL/Franklin Templeton International Small Cap Growth Fund
Common Stocks	$31,762	$56,498
JNL/JPMorgan International Value Fund
Common Stocks	$6,188	$—
JNL/Lazard Emerging Markets Fund
Common Stocks	$2,428	$19,644
JNL/M&G Global Basics Fund
Common Stocks	$—	$15,264
JNL/Mellon Capital Emerging Markets Index Fund
Common Stocks	$—	$7,145
JNL/RedRocks Listed Private Equity Fund
Common Stocks	$—	$19,428
Investment Companies	15,731	61,700
Transfer for a security whose financial statement valuation was adjusted for a significant after hours market movement subsequent to June 28, 2013, the last business day of the period
JNL/BlackRock Global Allocation Fund
Common Stocks	$—	$751
JNL/DRA U.S. Core Equity Fund
Common Stocks	$—	$166
JNL/JPMorgan MidCap Growth Fund
Common Stocks	$—	$4,532
JNL/T.Rowe Price Established Growth Fund
Common Stocks	$—	$5,778
JNL/ T.Rowe Price Mid-Cap Growth Fund
Common Stocks	$—	$7,251

The following table is a rollforward of significant Level 3 valuations and transfers by category for which significant unobservable inputs were used to determine fair value during the period ended June 30, 2013:

	Balance at Beginning of Period	Transfers into Level 3 During the Period(2)	Transfers out of Level 3 During the Period(2)	Total Realized and Change in Unrealized Gain/(Loss)	Purchases		(Sales)	Balance at End of Period		Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at End of Period(1)

JNL/Franklin Templeton Mutual Shares Fund
Other Equity Interests	$—	$—	$—	$(213)	$12,041		$—	$11,828	(3)	$(213)
JNL/Ivy Asset Strategy Fund
Common Stock	$27,463	$—	$—	$—	$—		$—	$27,463	(4)	$—
Common Stock	32,278	—	—	2,070	—		—	34,348	(5)	2,070
Corporate Bonds and Notes	—	—	—	—	28,500		—	28,500	(4)	—
Corporate Bonds and Notes	45,572	—	—	—	3,434	(6)	—	49,006	(5)	—
Fund Total	$105,313	$—	$—	$2,070	$31,934		$—	$139,317		$2,070

(1)             Reflects the change in unrealized appreciation/(depreciation) for Level 3 investments held at June 30, 2013.

(2)             There were no significant transfers between Level 3 and Level 2 valuations during the period ended June 30, 2013.

(3)             The fair value measurements of the other equity interest in JNL/Franklin Templeton Mutual Shares Fund was determined based on a single source broker quote.  The other equity interest is a claim against an asset pool which consists of stocks, investment grade bonds, asset backed securities and government debt.  Significant changes in the value of the underlying asset pool could result in a significant decrease or increase to the other equity interest’s fair value measurement.

Valuation Technique	Unobservable Input	Range
Broker quote	Single source broker quote	N/A

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2013

(4)             The fair value measurements of the common stock and corporate bond in JNL/Ivy Asset Strategy Fund were determined based on the purchase transaction price.  As the company is a privately held company, and is not publicly traded and the company’s quarterly financial statements are not publicly available, this information is considered a significant unobservable input to the fair value.  Significant changes to the company’s quarterly earnings before interest, taxes and depreciation/amortization (“EBITDA”), a significant change in the company’s capital structure, significant change in the valuations of comparable public companies or another, similar transaction in the company’s securities could result in a significant decrease or increase to the common stock’s and corporate bond’s fair value measurements.

Valuation Technique	Unobservable Input	Range
Recent Transaction	Transaction Price	N/A

(5)             The fair value measurements of the common stock and corporate bond in JNL/Ivy Asset Strategy Fund were determined based on the midpoint of an enterprise valuation model which considered previous transaction levels, current and forecasted financial results, analysis of budget to actual performance, liquidity discounts and valuations of comparable public companies.  As the company’s quarterly financial statements are not publicly available, this information is considered a significant unobservable input to the fair value.  Significant changes to the company’s quarterly EBITDA or forecasted financial results, a significant change in the company’s capital structure, a significant change in the valuations of comparable public companies or another, similar transaction in the company’s securities could result in a significant decrease or increase to the common stock’s and corporate bond’s fair value measurements.

Valuation Technique	Unobservable Input	Range
Market approach	Pro Forma Run Rate EBITDA multiples	16.75-17.25

(6)             This amount represents interest earned on the corporate bond in JNL/Ivy Asset Strategy Fund which was paid-in-kind.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation.

NOTE 4.  SECURITIES AND OTHER INVESTMENTS

Securities Lending and Securities Lending Collateral - A Fund may lend securities to certain brokers, dealers or other financial institutions in order to earn additional income.  The borrowers and the Funds’ securities lending agent exchange negotiated lender fees and the Funds receive a fee equal to a percentage of the net negotiated lender fees and the net income generated by the securities lending collateral held during each lending transaction.  The securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and per the securities lending agreement is required to maintain collateral at least equal to the value of the securities loaned based on the previous day’s value of the securities loaned, marked-to-market daily.  Any shortfalls are adjusted the next business day.  Cash collateral received from the borrower is recorded to the Statements of Assets and Liabilities as payable upon return of securities loaned and investments - affiliated, at value and cost.  The value of securities on loan is disclosed under footnote (d) on the Statements of Assets and Liabilities.  The Fund’s net exposure to the borrower is determined by the amount of any excess or shortfall in cash collateral received compared to the value of securities on loan.  In the event of bankruptcy or other default of the borrower, a Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights.  In addition, there could be a decline in the value of the collateral or in the value of the securities loaned while a Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period.  The Funds also bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.  Each Fund is responsible for returning the full amount of collateral received for a particular loan when the borrower returns the applicable security.

JPMorgan Chase Bank, N.A. (“JPM Chase” or “Custodian”) serves as custodian and securities lending agent to the Trust for all Funds except for the JNL/PPM America Floating Rate Income Fund.  The Funds have cash collateral invested in the Securities Lending Cash Collateral Fund LLC, a limited liability company sponsored by the Adviser.  Although the Securities Lending Cash Collateral Fund LLC is not a registered fund under the 1940 Act, and is not a “money market fund”, it typically invests in high quality U.S. dollar-denominated instruments that qualify at time of purchase as “eligible securities” within the meaning of Rule 2a-7 under the 1940 Act, which governs money market funds.  The Securities Lending Cash Collateral Fund LLC is only offered to the Funds and JNAM affiliated funds.  Short-term securities in the Securities Lending Cash Collateral Fund LLC are valued at amortized cost, unless it is determined that such practice does not approximate market value.  Securities that are not valued at amortized cost are generally valued based on prices furnished by pricing services.  If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or widely used quotation system.

U.S. Government Agencies or Government Sponsored Enterprises - Certain Funds may invest in U.S. government agencies or government sponsored enterprises.  U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. government, its agencies or instrumentalities.  Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (“U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality.  U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest paying securities of similar maturities.

Government-related guarantors (i.e., guarantors that are not backed by the full faith and credit of the U.S. government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”).  FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers, which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers.  Pass-through securities issued by FNMA are guaranteed as to timely

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2013

payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. government.  FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages.  FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

FNMA and FHMLC were placed into conservatorship by the Federal Housing Finance Agency (“FHFA”).  As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and each enterprise’s assets.  In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with FNMA and FHLMC.  This agreement contains various covenants that severely limit each enterprise’s operations.  In exchange for entering into these agreements, the U.S. Treasury received senior preferred stock in each enterprise and warrants to purchase each enterprise’s common stock.  The U.S. Treasury created a new secured lending facility, which is available to FNMA and FHLMC as a liquidity backstop and created a temporary program to purchase mortgage-backed securities issued by FNMA and FHLMC.  FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

Unregistered Securities - A Fund may own certain investment securities, which are unregistered and thus restricted to resale. These securities may also be referred to as “private placements”.  Unregistered securities may be “illiquid” because there is no readily available market for sale of the securities.  Where future dispositions of the securities require registration under the 1933 Act, as amended, the Funds have the right to include those securities in such registration generally without cost to the Funds. The Funds have no right to require registration of unregistered securities.

Repurchase Agreements - Certain Funds may invest in repurchase agreements.  In a repurchase agreement, the Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed upon price and date.  The Fund may enter into repurchase agreements in order to settle a short sale transaction.  Certain repurchase agreements have no stated maturity and can be terminated by either party at any time.  Earnings on collateral and compensation to the seller are based on agreed upon rates between the seller and the Fund.  Interest earned on repurchase agreements is recorded as a component of interest income on the Statements of Operations.  In periods of increased demand for collateral, the Fund may pay a fee for receipt of the collateral, which may result in interest expense to the Fund.  The underlying securities used as collateral for repurchase agreements may be held in safekeeping by the Fund’s Custodian or designated sub custodians under triparty repurchase agreements or delivered to the counterparty.  Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities.  The value of repurchase agreements and collateral pledged or received by a counterparty are disclosed in the Schedules of Investments.  The Fund’s net exposure to the counterparty is determined by the amount of any excess or shortfall in collateral compared to the value of the repurchase agreement.  In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of such collateral may decline.

Reverse Repurchase Agreements - Certain Funds may enter into reverse repurchase agreements.  In a reverse repurchase agreement, a Fund delivers to a counterparty a security in exchange for cash with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date.  The Fund receives principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement.  In periods of increased demand of the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund.  Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund are reflected as a liability on the Statements of Assets and Liabilities.  Interest payments made to the counterparty are recorded as a component of interest expense on the Statements of Operations.  A reverse repurchase agreement involves the risk that the value of the security delivered by the Fund may decline below the repurchase price of the security.  A Fund will segregate assets determined to be liquid at the Custodian or otherwise cover its obligations under reverse repurchase agreements. The value of reverse repurchase agreements and collateral pledged or received are disclosed in the table below.  The Fund’s net exposure to the counterparty is determined by the amount of any excess or shortfall in collateral compared to the value of the reverse repurchase agreement.

The average daily balance (in thousands) and the weighted average interest rate for reverse repurchase agreements, for the period ended June 30, 2013, were as follows:  JNL/PIMCO Real Return Fund, $381,829 and 0.16%, for 165 days outstanding; and JNL/PIMCO Total Return Bond Fund, $126,938 and 0.12%, for 98 days outstanding, respectively.  At June 30, 2013, reverse repurchase agreements outstanding were as follows:

	Counter- party	Payable for Reverse Repurchase Agreement Including Interest Payable	Collateral Amount	Interest Rate	Date of Agreement	Maturity Date
JNL/PIMCO Real Return Fund	RBS	$1,548	$1,539	0.15%	06/28/13	07/01/13

Forward Sales Commitments - Certain Funds may purchase or sell forward sales commitments.  A forward sales commitment involves a Fund entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.  The purchase of a forward sales commitment involves the risk of loss if the value of the security to be purchased declines before the settlement date while the sale of a forward sales commitment involves the risk that the value of the securities to be sold may increase before the settlement date.  A Fund may dispose of or renegotiate forward sales commitments after they are entered into, and may close these positions before they are delivered, which may result in realized gain or loss.

Delayed-Delivery Securities - Certain Funds may purchase or sell securities on a delayed-delivery basis, including “To Be Announced” (“TBA”) or “To Be Acquired” securities.  These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period.  In TBA transactions, a Fund commits to purchasing or selling securities for which all

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Notes to Financial Statements

June 30, 2013

specific information is not yet known at the time of the trade, particularly the face amount and maturity date of the underlying securities.  When delayed-delivery purchases are outstanding, the Fund is required to have sufficient cash and/or liquid securities to cover its commitments on these transactions.  When purchasing a security on a delayed-delivery basis, the Fund assumes the rights of ownership of the security, including the risk of price and yield fluctuations, and considers such fluctuations when determining its NAV.  A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a realized gain or loss.  When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains or losses with respect to the security.  Securities purchased on a TBA basis are not settled until they are delivered to the Fund.  In connection with TBA transactions, Funds may maintain a short position related to certain securities.  In connection with these transactions, the Fund owns an equal amount of the securities or holds securities convertible (or exchangeable) into an equal amount of the securities, of the same issuer, as the position held short.

Mortgage-Backed Dollar and Treasury Roll Transactions - Certain Funds may sell mortgage-backed or treasury securities and simultaneously contract to repurchase securities at a future date at an agreed upon price.  A Fund may only enter into covered rolls.  A “covered roll” is a type of dollar roll for which a Fund maintains offsetting positions in cash, U.S. Government securities, or other liquid assets which mature on or before the forward repurchase settlement date of the dollar roll transaction.  During the period between the sale and repurchase, a Fund forgoes interest and principal paid on the mortgage-backed securities.  A Fund is compensated by the interest earned on the cash proceeds of the initial sale and from negotiated fees paid by brokers offered as an inducement to the Fund to “roll over” its purchase commitments.  A Fund may dispose of “covered roll” securities after they are entered into and close these positions before their maturity, which may result in a realized gain or loss.

In a mortgage-backed or treasury securities roll transaction, if the repurchased security is determined to be similar, but not substantially the same, the transaction is accounted for as a purchase and sale.  Any gains, losses and any income or fees earned are recorded to realized gain or loss.  If the repurchased security is determined to be substantially the same, the transaction is accounted for as a secured borrowing, rather than as a purchase and sales transaction.  For Funds with significant transactions characterized as secured borrowing transactions, any income or fees earned are recorded to investment income and financing costs associated with the transaction are recorded to interest expense.

Dollar roll transactions involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of those securities which the Fund is obligated to purchase or that the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

Inflation-Indexed Bonds - Certain Funds may invest in inflation-indexed bonds which are fixed income securities whose principal value is periodically adjusted to the rate of inflation.  The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds.  Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation.  Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though investors do not receive principal payments until maturity.

Senior and Junior Loans - Certain Funds may invest in Senior loans or secured and unsecured subordinated loans, second lien loans and subordinated bridge loans (“Junior loans”) which are purchased or sold on a when-issued or delayed-delivery basis and may be settled a month or more after the trade date.  Interest income on these loans is accrued based on the terms of the securities.  Senior and Junior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan.

Securities Sold Short - Certain Funds may enter into short sales transactions whereby the Fund sells a security it does not own in anticipation of a decline in the market price of the security.  When a Fund engages in a short sale, the Fund borrows the security sold short and delivers it to the counterparty through which it made the short sale as collateral for its obligation.  The Fund may have to pay a fee to borrow securities and is often obligated to repay the lender of the securities for any interest or dividends that accrues on the borrowed securities during the period of the loan.  Until the Fund closes its short position, the lending broker requires assets to be segregated as collateral, which is marked-to-market daily, to the extent necessary to meet margin requirements and cover the short sale obligation.  A Fund is obligated to deliver securities at the market price at the time the short position is closed.  If the price of the security sold short increases between the time of the short sale and the time that the Fund replaces the borrowed security, the Fund will incur a capital loss; conversely, if the price declines, the Fund will realize a capital gain.  A Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

Commodity-Linked Structured Notes - A commodity-linked structured note is a debt instrument that contains a return component based on the movement of a commodity index.  These notes typically pay interest on the face value of the instrument and a formula based return tied to a commodity index return.  These notes may be issued by U.S. and foreign banks, brokerage firms, insurance companies and other corporations.  Performance of the particular commodity index will affect performance of the commodity-linked structured note.  Commodity-linked structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying index.  They may be more volatile and less liquid than the underlying linked index and their value may be affected by the performance of commodities as well as other factors including liquidity, quality, maturity and other economic variables.  Commodity-linked structured notes may have early redemption features based on advanced notice from the purchaser or automatic redemption triggered by a preset decline in the underlying commodity index.  In addition to fluctuating in response to changes in the underlying commodity index, these notes are debt securities of the issuer and will be subject to credit and interest rate risks that typically affect debt instruments.

Master Limited Partnerships - Certain Funds may invest in Master Limited Partnerships (“MLPs”). An MLP is a publicly traded company organized as a limited partnership or limited liability company and treated as a partnership for Federal income tax purposes. The benefit derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes. MLPs may derive income and gains

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from the exploration, development, mining or production, processing, refining, transportation (including pipelines transporting gas, oil, or products thereof), or the marketing of any mineral or natural resources.

Real Estate Investment Trusts - Certain Funds may invest in Real Estate Investment Trusts (“REITs”).  REITs are a traded as a stock on major stock exchanges and invests in real estate directly, either through properties or mortgages. REITs typically concentrate on specific geographic region or property type, receive special tax considerations and are a liquid method of investing in real estate.

Unfunded Commitments — Certain Funds may enter into certain credit agreements, all or a portion of which may be unfunded.  The Fund is obligated to fund these loan commitments at the borrowers’ discretion.  Unfunded loan commitments and funded portions of credit agreements are marked-to-market daily.  Funded portions of credit agreements are presented in the Schedules of Investments.  The following table details unfunded loan commitments (in thousands) at June 30, 2013:

	Unfunded Commitment	Appreciation
JNL/Ivy Asset Strategy Fund
Media Group Holdings LLC Equity/Credit Line*	$6,856	$—
JNL/PPM America Floating Rate Income Fund
Alliance Healthcare Services, Inc. Delayed Draw Term Loan	$379	$1

*Security fair valued in good faith in accordance with the procedures, approved by the Board.

Certain Funds may enter into commitments, or agreements, to acquire an equity investment at a future date (subject to conditionality) in connection with a potential public or non-public offering.  Such agreements may obligate a Fund to make future cash payments.  Unfunded commitments are marked-to-market daily.  At June 30, 2013, JNL/BlackRock Global Allocation Fund had outstanding commitments of $2,874 (in thousands).  At June 30, 2013, there was no unrealized appreciation/depreciation on these outstanding commitments.

Net unrealized appreciation/depreciation on unfunded commitments is reflected in other assets and payable for investment securities purchased in the Statements of Assets and Liabilities and unrealized appreciation (depreciation) on investments in the Statements of Operations.

NOTE 5.  COLLATERAL AND MASTER NETTING AGREEMENTS

Under various agreements, certain investment transactions require collateral to be exchanged by a Fund and a counterparty or segregated at the custodian.  U.S. Treasury Bills and U.S. dollars are generally the preferred forms of collateral, although other forms of high quality or sovereign securities may be used.  Securities held by a Fund that are used as collateral are identified as such within the Schedules of Investments.  Collateral for OTC financial derivative transactions paid to or received from counterparties is included in receivable from/payable for deposits with/from counterparties in the Statements of Assets and Liabilities.

Master Netting Agreements (“Master Agreements”) - Certain Funds are subject to various Master Agreements, which govern the terms of certain transactions and mitigate the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty.  Since different types of financial transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty.  A Fund may net exposure and collateralize multiple transaction types governed by the same Master Agreement with the same counterparty and may close out and net its total exposure to a counterparty in the event of a default and/or termination event with respect to all the transactions governed under a single agreement with a counterparty.  Each Master Agreement defines whether the Fund is contractually able to net settle daily payments.  Additionally, certain circumstances, such as laws of a particular jurisdiction or settlement of amounts due in different currencies, may prohibit or restrict the right of offset as defined in the Master Agreements.

Master Agreements also help limit credit and counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.  Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Agreement.  A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.  To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.  The Funds’ Sub-Advisers attempt to limit counterparty risk by only entering into Master Agreements with counterparties which are believed to have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.  For swap agreements executed with a Derivatives Clearing Organization (“DCO”) in a multilateral or other trade facility platform (“centrally cleared swaps”), counterparty risk is reduced by shifting exposure from the counterparty to the DCO.  Additionally the DCO has broad powers to provide an orderly liquidation in the event of a default.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) - Master Repo Agreements govern repurchase and reverse repurchase transactions between a Fund and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, and confirmation, income payments and transfer, events of default, termination, and maintenance of collateral.  In the event of default, the total value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2013

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) - Master Forward Agreements govern the considerations and factors surrounding the settlement of certain forward-settling transactions, such as delayed-delivery transactions, TBA securities and treasury roll transactions between a Fund and select counterparties.  The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.  Losses may arise due to changes in the value of the underlying securities prior to settlement date, if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.  In the event of default, the unrealized gain or loss will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.  In the ordinary course of business, settlements of transactions, are not typically subject to net settlement, except for TBA pools.

International Swaps and Derivatives Association Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) - ISDA Master Agreements govern OTC financial derivative transactions entered into by the Fund’s Sub-Adviser and select counterparties.  The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, events of default, termination and maintenance of collateral.  Termination includes conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.  Any election to early termination could be material to the financial statements.  In the event of default, the total financial derivative value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.  The amount of collateral exchanged is based on provisions within the ISDA Master Agreements and is determined by the net exposure with the counterparty and is not identified for a specific OTC derivative instrument.

Customer Account Agreements - Customer Account Agreements and related addendums govern cleared derivative transactions such as futures, options on futures and centrally cleared derivatives.  If a Fund transacts in centrally cleared derivatives, the Sub-Adviser is a party to agreements with (1) a Futures Commissions Merchant (“FCM”) in which the FCM acts as agent in the execution of the centrally cleared derivative with the DCO and (2) with an executing broker/swap dealer to agree to the terms of the swap and resolution process in the event the centrally cleared swap is not accepted for clearing by the designated DCO.  Cleared derivatives transactions require posting an amount of cash or cash equivalents equal to a certain percentage of the contract amount known as the “initial margin” as determined by each relevant clearing agency and is segregated at an FCM which is registered with the Commodity Futures Trading Commission (“CFTC”) or the applicable regulator.  The Fund receives from or pays to the counterparty an amount of cash equal to the daily fluctuation in the value of the contracts.  Such receipts or payments are known as the “variation margin”.  Variation margin received may not be netted between futures and centrally cleared derivatives.  In the event of default, counterparty risk is significantly reduced as creditors to the FCM do not have claim to a Fund’s assets in the segregated account.  Additionally, portability of exposure in the event of default further reduces risk.

Prime Brokerage Arrangements - Certain Funds may enter into Prime Brokerage Arrangements to facilitate execution and/or clearing of listed equity option transactions or short sales of securities between the Funds and select counterparties.  The arrangements provide general guidelines surrounding the rights, obligations and other events, including but not limited to, margin, execution and settlement.  These arrangements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination.  Margin and securities delivered as collateral are typically in the possession of the prime broker and offset any obligations due to the prime broker. In the event of default, the value of securities sold short will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

NOTE 6.  FINANCIAL DERIVATIVE INSTRUMENTS

FASB ASC Topic 815, “Derivatives and Hedging” - This standard includes the requirement for enhanced qualitative disclosures about objectives and strategies for using derivative instruments and disclosures regarding credit related contingent features in derivative instruments; as well as quantitative disclosures in the semi-annual and annual financial statements about fair value, gains and losses, and volume of activity for derivative instruments.  Information about these instruments is disclosed in the context of each instrument’s primary underlying risk exposure which is categorized as credit, equity price, interest rate, and foreign currency exchange rate risk.  The objectives, strategies and underlying risks for each instrument held by the Funds are discussed in the following paragraphs.

Credit Linked Notes - A Fund may be subject to equity price risk in the normal course of pursuing its investment objective.  During the period, JNL/Goldman Sachs Core Plus Bond Fund invested in credit linked notes as a means of risk management and to gain exposure to certain foreign markets and JNL/Goldman Sachs Emerging Markets Debt Fund invested in credit linked notes to gain exposure to certain foreign markets.  The value of a credit linked note is based on the price movements of a particular credit, known as a reference credit.  Credit linked notes that the Funds invest in are typically listed instruments that typically provide the same return as the underlying reference credit.  Credit linked notes are intended to replicate the economic effects that would apply had a Fund directly purchased the underlying reference credit.  The Fund generally will receive a fixed or floating coupon and the note’s par value upon maturity.  If a specified credit event occurs, such as default or bankruptcy, the Fund may experience a delay in payment or forego interest.  The maximum potential risk of loss is limited to the par amount of the credit linked note plus any accrued interest.  The reference credit and its credit rating, for each credit linked note, are presented parenthetically in the Schedules of Investments.

Options Transactions - A Fund may be subject to equity price, interest rate and foreign currency exchange rate risk in the normal course of pursuing its investment objective.  During the period, these Funds entered into options for the following reasons:  JNL/BlackRock Global Allocation Fund as a means of risk management, as a directional investment and to generate income; JNL/Franklin Templeton Mutual Shares Fund to manage exposure to or hedge changes in securities prices and as part of its overall investment strategy; JNL/Ivy Asset Strategy Fund to manage its exposure to or hedge changes in securities prices and foreign currencies, as a directional investment, as a substitute for investment in physical securities, as an efficient means of adjusting overall exposure to certain markets, as a means of risk management and as part of its overall investment strategy; JNL/Mellon Capital Global Alpha Fund

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2013

as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy; and JNL/PIMCO Real Return Fund and JNL/PIMCO Total Return Bond Fund to manage exposure to or hedge changes in interest rates and inflation.

An option is a contract that gives the purchaser of the option, in return for a premium paid, the right to buy a specified underlying instrument from the writer of the option (in the case of a call option), or to sell a specified underlying instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option.  When a Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently marked-to-market to reflect the current value of the option.  Premiums paid for purchasing options which expire are treated as realized losses.  Premiums paid for purchasing options which are exercised or closed are added to the cost basis of the underlying investment or offset against the proceeds of the underlying investment transaction to determine realized gain or loss.  Purchasing call options tends to increase a Fund’s exposure to the underlying instrument.  Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument.  The risks associated with purchasing options are limited to premiums paid and the failure of the counterparty to honor its obligation under the contract.  When a Fund writes a call or put option or an inflation cap or floor, the premium received by the Fund is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option.  Premiums received from writing options which expire are treated as realized gains.  Premiums received from writing options which are exercised or closed are added to the proceeds of the underlying investment transaction or reduce the cost basis of the underlying investment to determine the realized gain or loss.  Writing call options tends to decrease a Fund’s exposure to the underlying instrument.  Writing put options tends to increase a Fund’s exposure to the underlying instrument.  The risk associated with writing an option that is exercised is that an unfavorable change in the price of the security underlying the option could result in a Fund buying the underlying security at a price higher than the current value or selling the underlying security at a price lower than the current market value.  There is also the risk a Fund may not be able to enter into a closing transaction if the market is illiquid.  Options written by a Fund do not give rise to counterparty credit risk, as they obligate the Fund, not the counterparty, to perform.

A Fund may buy and sell (“write”) call and put options on securities, futures, indices, currencies and swaps agreements (“swaptions”) and inflation caps and floors.  Options on futures are exchange traded.  There is no premium paid/received when purchasing/writing exchange traded options on futures.  Exchange traded options on futures are marked-to-market daily and change in value is recorded by the Fund as unrealized gain or loss.  Variation margin is recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized.  Exchange traded options on futures involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.  Swaptions are similar to options on securities except that instead of purchasing the right to buy or sell a security, the writer or purchaser of the swaption is granting or buying the right to enter into a previously agreed upon interest rate or credit default swap agreement at any time before the expiration of the option.  Swaptions are illiquid investments.  Straddle options are written or purchased with premiums to be determined on a future date which are based upon implied volatility parameters at specified terms.  An inflation cap can be used to protect the buyer from inflation erosion above a certain rate.  An inflation floor can be used to provide downside protection to investments in inflation-linked products.  The maximum potential amount of future payments (undiscounted) that a Fund could be required to make under an inflation cap or floor would be the notional amount times the percentage increase (for an inflation cap) or decrease (for an inflation floor) in inflation determined by the difference between the index’s current value and the value at the time the inflation cap or floor was entered into.

Futures Contracts - A Fund may be subject to equity price, interest rate and foreign currency exchange rate risk in the normal course of pursuing its investment objective.  A Fund may buy and sell futures on equities, indices, interest rates, commodities and currencies.  During the period, these Funds entered into futures contracts for the following reasons:  JNL/AQR Managed Futures Strategy Fund to manage exposure to or hedge changes in securities prices and interest rates, to gain exposure to certain markets, to manage cash flows and to replicate treasury bond positions; JNL/BlackRock Global Allocation Fund as a substitute for investment in physical securities and as a means of risk management and short term cash deployment; JNL/DFA U.S. Core Equity Fund to manage cash flows; JNL/Goldman Sachs Core Plus Bond Fund to manage exposure to or hedge changes in interest rates and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy; JNL/Goldman Sachs Emerging Markets Debt Fund to manage exposure to or hedge changes in interest rates, to replicate treasury bond positions and as a means of risk management; JNL/Ivy Asset Strategy Fund to manage exposure to or hedge changes in securities prices, as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy, as a means of short-term cash deployment and as a means of risk management; JNL/JPMorgan International Value Fund to gain exposure to certain markets and for efficient management of cash flows; JNL/Mellon Capital Emerging Markets Index Fund, JNL/Mellon Capital S&P 500 Index Fund, JNL/Mellon Capital S&P 400 Mid Cap Index Fund, JNL/Mellon Capital Small Cap Index Fund and JNL/Mellon Capital International Index Fund to hedge accrued dividends and to manage cash flows; JNL/Mellon Capital Global Alpha Fund as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy; JNL/Neuberger Berman Strategic Income Fund, JNL/PPM America High Yield Bond Fund and JNL/T. Rowe Price Short-Term Bond Fund to manage exposure to or hedge changes in interest rates; and JNL/PIMCO Real Return Fund and JNL/PIMCO Total Return Bond Fund to manage exposure to or hedge changes in interest rates.  A futures contract is a standardized contract obligating two parties to exchange a specified asset at an agreed upon price and date.  Variation margin is recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized.  Futures contracts involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.  The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the securities held by a Fund or the change in the value of an underlying entity and the prices of the futures contracts and the possibility a Fund may not be able to enter into a closing transaction because of an illiquid market.  With futures, counterparty risk to a Fund is reduced since futures contracts are exchange traded and the exchange’s clearinghouse, acting as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Forward Foreign Currency Contracts - A Fund may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objective.  During the period, these Funds entered into forward foreign currency contracts for the following reasons:  JNL/AQR Managed Futures Strategy Fund to gain directional exposure to currencies, to create foreign currency exposure on U.S. dollar cash balances, to minimize foreign currency exposure on investment securities denominated in foreign currencies and as part of its overall investment strategy; JNL/BlackRock Global Allocation Fund as a means of risk management and to gain directional exposure to currencies; JNL/Brookfield Global Infrastructure Fund to hedge foreign currency exposure

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2013

between trade date and settlement date on investment security purchases and sales; JNL/Capital Guardian Global Balanced Fund to gain directional exposure to currencies, to minimize foreign currency exposure on investment securities denominated in foreign currencies, as a means of risk management and as part of their overall investment strategy; JNL/Franklin Templeton Global Multisector Bond Fund to gain directional exposure to currencies, to create foreign currency exposure on U.S. dollar cash balances, to minimize foreign currency exposure on investment securities denominated in foreign currencies, as a means of risk management and as part of its overall investment strategy; JNL/Franklin Templeton Mutual Shares Fund, JNL/Goldman Sachs Core Plus Bond Fund, JNL/PIMCO Real Return Fund and JNL/PIMCO Total Return Bond Fund to minimize foreign currency exposure on investment securities denominated in foreign currencies and as part of their overall investment strategy; JNL/Goldman Sachs Emerging Markets Debt Fund to gain directional exposure to currencies, to minimize foreign currency exposure on investment securities denominated in foreign currencies, as a means of risk management and as part of its overall investment strategy; JNL/Ivy Asset Strategy Fund to minimize foreign currency exposure on investment securities denominated in foreign currencies and as a means of risk management; JNL/JPMorgan International Value Fund to minimize foreign currency exposure on investment securities denominated in foreign currencies and to reduce currency deviations from its benchmark; JNL/Mellon Capital International Index Fund to create foreign currency exposure on U.S. dollar cash balances;  JNL/Mellon Capital Global Alpha Fund to gain directional exposure to currencies; and JNL/T. Rowe Price Short-Term Bond Fund to minimize foreign currency exposure on investment securities denominated in foreign currencies.  A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date.  The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund’s investment securities, but it does establish a fixed rate of currency exchange that can be achieved in the future.  The value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates.  Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss and as a receivable or payable from forward foreign currency contracts.  Upon settlement, or delivery or receipt of the currency, a realized gain or loss is recorded which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Forward foreign currency contracts involve market risk in excess of the receivable or payable related to forward foreign currency contracts recorded by the Funds.  Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase.  Additionally, a Fund could be exposed to the risk of a previously hedged position becoming unhedged if the counterparty to a contract is unable to meet the terms of the contract or if the value of the currency changes unfavorably to the offsetting currency.

Swap Agreements - Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.  Swap agreements are privately negotiated in the OTC market or may be executed and centrally cleared with a DCO.  OTC swaps are typically illiquid investments.

Swap agreements are marked-to-market daily and change in value is recorded by a Fund as an unrealized gain or loss.  For OTC swaps, premiums paid or received at the beginning of the measurement period are recorded as an asset or liability by the Fund and represent payments made or received upon entering into the OTC swap to compensate for differences between the stated terms of the OTC swap and prevailing market conditions relating to credit spreads, interest rates, currency exchange rates and other relevant factors as appropriate.  These upfront payments are recorded as a realized gain or loss upon termination or maturity of the OTC swap.  For centrally cleared swaps, daily changes in the valuation are recorded as a receivable or payable, as appropriate, and received from or paid to the DCO on a daily basis until the contracts are terminated at which time a realized gain or loss is recorded.  The use of centrally cleared swaps may require a Fund to commit more initial and variation margin than a Fund would otherwise commit under an OTC swap.  A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss.  Net periodic payments received or paid by a Fund are included as part of realized gain or loss.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the unrealized gain or loss recorded by a Fund.  Such risks include that there is no liquid market for OTC swaps, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreement and that there may be unfavorable changes in interest rates or value of underlying securities.  Centrally cleared swaps involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.

Interest Rate Swap Agreements - A Fund may be subject to interest rate risk in the normal course of pursuing its investment objective.  During the period, these Funds entered into interest rate swaps for the following reasons:  JNL/BlackRock Global Allocation Fund to manage duration; JNL/Goldman Sachs Core Plus Bond Fund to hedge against the risk that the value of fixed rate bond investments will decrease/increase as interest rates rise/fall; JNL/Goldman Sachs Emerging Markets Debt Fund to hedge the risk that the value of fixed rate bond investments will decrease/increase as interest rates rise/fall, to execute yield curve, swap spread and sovereign relative value trades, to express views on a country’s interest rates, to manage interest rate and yield curve exposure, to manage duration and as a substitute for investment in physical securities; and JNL/PIMCO Real Return Fund and JNL/PIMCO Total Return Bond Fund to manage duration, to manage interest rate and yield curve exposure and as a substitute for investment in physical securities.  Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal.  Forms of interest rate swap agreements that the Funds have entered into may include:  fixed-for-floating rate swaps, under which a party agrees to pay a fixed rate in exchange for receiving a floating rate tied to a benchmark; floating-for-fixed rate swaps, under which a party agrees to pay a floating rate in exchange for receiving a fixed rate; interest rate caps, under which, in return for a premium, one party agrees to make payments to the other party to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other party to the extent that interest rates fall below a specified rate, or “floor”; interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding certain levels; callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date; or forward spread locks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark.

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2013

A Fund’s maximum risk of loss from counterparty credit risk for an interest rate swap agreement is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent this amount is positive.

Credit Default Swap Agreements — A Fund may be subject to credit risk in the normal course of pursuing its investment objective.  During the period, these Funds entered into credit default swap agreements for the following reasons:  JNL/BlackRock Global Allocation Fund to manage duration and credit quality management; JNL/Goldman Sachs Core Plus Bond Fund to provide a measure of protection against defaults of issuers and to manage credit exposure; JNL/Goldman Sachs Emerging Markets Debt Fund as a substitute for investment in physical securities; JNL/Neuberger Berman Strategic Income Fund to manage credit exposure and as a substitute for investment in physical securities; JNL/PIMCO Real Return Fund and JNL/PIMCO Total Return Bond Fund to manage credit exposure and JNL/WMC Balanced Fund as a substitute for investment in physical securities.  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return if a credit event occurs for the referenced entity, obligation or index.

As a seller of protection, a Fund will generally receive from the buyer of protection a premium in return for such protection and/or a fixed rate of income throughout the term of the swap if there is no credit event.  A credit event is defined under the terms of each swap agreement and may include, but is not limited to, underlying entity default, bankruptcy, restructuring, write-down, principal shortfall or interest shortfall.  As a seller, a Fund adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.  If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either pay to the buyer of protection an amount equal to the notional amount of the credit default swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or pay a net settlement amount in the form of cash or securities equal to the notional amount of the credit default swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.  If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular credit default swap agreement, the Fund will either receive from the seller of protection an amount equal to the notional amount of the credit default swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or receive a net settlement amount in the form of cash or securities equal to the notional amount of the credit default swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.  Until a credit event occurs, recovery values are determined by market makers considering either industry standard recovery rates or entity specific factors and considerations.  When a credit event occurs, the recovery value is determined by a facilitated auction, administered by ISDA, whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

A Fund may use credit default swap agreements on corporate or sovereign issues to provide a measure of protection against defaults of an issuer (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.  If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation.  The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

A Fund may use credit default swap agreements on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.  Unlike credit default swaps on corporate or sovereign issues, deliverable obligations in most instances would be limited to the specific referenced obligation because performance for asset-backed securities can vary across deals.  Write-downs, such as prepayments and principal pay downs, or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation.  These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts.

A Fund may use credit default swap agreements on credit indices to hedge a portfolio of credit default swap agreements or bonds, to protect investors owning bonds against default and to speculate on changes in credit quality.  A credit index is a basket of credit instruments or exposures designed to represent a portion of the credit market.  These indices consist of reference credits that are considered to be the liquid entities in the credit default swap market based on the index sector.  Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities and emerging market securities.  These components can be determined based upon various credit ratings within each sector.  Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates.  An index credit default swap references all the issuers in the index, and if there is a credit event, the credit event is settled based on that issuer’s weight in the index.  The composition of the indices changes periodically, usually every six months, and for most indices, each issuer has an equal weight in the index.

Either as a seller of protection or a buyer of protection of a credit default swap agreement, a Fund’s maximum risk of loss from counterparty risk is the fair value of the agreement.  The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.  Notional amounts of all credit default swap agreements outstanding as of June 30, 2013, for which the Fund is the seller of protection, are disclosed in the Notes to the Schedules of Investments.  These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Total Return Swap Agreements - A Fund may be subject to equity price, credit and interest rate risk in the normal course of pursuing its investment objective.  During the period, these Funds entered into total return swaps for the following reasons:  JNL/AQR Managed Futures Strategy Fund to manage exposure to or hedge against changes in securities prices and interest rates, as a substitute for investment in physical securities and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy; JNL/BlackRock Global Allocation Fund as a substitute for investment in

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2013

physical securities.  Some total return swap agreements involve a commitment to pay periodic interest payments in exchange for a market linked return based on a security or a basket of securities.  To the extent the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.   A Fund’s maximum risk of loss from counterparty credit risk for this type of total return swap agreement is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent this amount is positive.  Other total return swap agreements involve a right to receive the appreciation in value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon rate.  To the extent the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the value of that decline to the counterparty.  A Fund’s maximum risk of loss from counterparty credit risk for this type of total return swap agreement is the value of the underlying security, index or other financial instrument.

Derivative Instruments Categorized by Risk Exposure and Financial Instruments Eligible for Offset (1) - The following tables (in thousands) include (1) a summary of the fair valuations of each Fund’s derivative instruments categorized by risk exposure, which references the location on the Statements of Assets and Liabilities and the realized and unrealized gain or loss on the Statements of Operations for each derivative instrument as of June 30, 2013 and (2) a summary of derivative instruments and certain investments of each Fund, which are subject to master netting agreements or a similar agreement and are eligible for offset in the Statements of Assets and Liabilities as of June 30, 2013.

	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
JNL/AQR Managed Futures Strategy Fund
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2013:
Assets:
Variation margin on financial derivative instruments	$—	$362	$—	$167	$529
Forward foreign currency contracts	—	—	14,764	—	14,764
Unrealized appreciation on OTC swap agreements	—	135	—	—	135
	$—	$497	$14,764	$167	$15,428
Liabilities:
Variation margin on financial derivative instruments	$—	$471	$—	$657	$1,128
Forward foreign currency contracts	—	—	17,014	—	17,014
Unrealized depreciation on OTC swap agreements	—	21	—	131	152
	$—	$492	$17,014	$788	$18,294
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2013:
Net realized gain (loss) on:
Swap agreements	$—	$2,904	$—	$(997)	$1,907
Foreign currency related items	—	—	23,785	—	23,785
Futures contracts	—	8,747	—	(4,197)	4,550
	$—	$11,651	$23,785	$(5,194)	$30,242
Net change in unrealized appreciation (depreciation) on:
OTC swap agreements	$—	$340	$—	$(389)	$(49)
Foreign currency related items	—	—	(16,493)	—	(16,493)
Futures contracts and centrally cleared swap agreements	—	(4,261)	—	2,626	(1,635)
	$—	$(3,921)	$(16,493)	$2,237	$(18,177)

	Gross Amount Presented in the Statements of Assets	Financial			Collateral (7)
	and Liabilities (3)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
Derivative Assets by Counterparty
Exchange cleared derivatives(9)	$529	$—	$—	$529	$—	$—
MSC	135	—	—	135	—	—
RBS	14,764	(14,764)	—	—	—	—
	$15,428	$(14,764)	$—	$664	$—	$—

Derivative Liabilities by Counterparty
BOA	$131	$—	$(131)	$—	$150	$—
Exchange cleared derivatives(9)	1,128	—	(1,128)	—	12,110	—
MSC	—	—	—	—	1,380	—
RBS	17,035	(14,764)	(2,271)	—	7,130	—
	$18,294	$(14,764)	$(3,530)	$—	$20,770	$—

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2013

Derivative Instruments Categorized by Risk Exposure and Financial Instruments Eligible for Offset (1)

	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
JNL/BlackRock Global Allocation Fund
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2013:
Assets:
Investments — unaffiliated, at value(2)	$—	$15,838	$—	$158	$15,996
Variation margin on financial derivative instruments	24	661	—	—	685
Forward foreign currency contracts	—	—	3,674	—	3,674
Unrealized appreciation on OTC swap agreements	390	47	—	78	515
OTC swaps premiums paid	6	—	—	—	6
	$420	$16,546	$3,674	$236	$20,876
Liabilities:
Variation margin on financial derivative instruments	$—	$306	$—	$1	$307
Options written, at value	—	3,077	—	—	3,077
Forward foreign currency contracts	—	—	2,203	—	2,203
Unrealized depreciation on OTC swap agreements	2	—	—	949	951
OTC swaps premiums received	1,097	—	—	—	1,097
	$1,099	$3,383	$2,203	$950	$7,635
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2013:
Net realized gain (loss) on:
Unaffiliated investments(2)	$—	$18	$(374)	$—	$(356)
Swap agreements	(236)	—	—	(301)	(537)
Foreign currency related items	—	—	10,581	—	10,581
Futures contracts	—	5,015	—	—	5,015
Written option contracts	—	1,484	124	5	1,613
	$(236)	$6.517	$10,331	$(296)	$16,316
Net change in unrealized appreciation (depreciation) on:
Investments(2)	$—	$7,201	$351	$55	$7,607
OTC swap agreements	382	7	—	(956)	(567)
Foreign currency related items	—	—	841	—	841
Futures contracts and centrally cleared swap agreements	(24)	(387)	—	(11)	(422)
Written option contracts	—	(339)	(85)	(5)	(429)
	$358	$6,482	$1,107	$(917)	$7,030

	Gross Amount Presented in the Statements of Assets	Financial			Collateral (7)
	and Liabilities (3)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
Derivative Assets by Counterparty
BCL	$551	(34)	$—	$517	$—	$—
BNP	2,311	(238)	(1,730)	343	1,730	—
BOA	1,767	(325)	—	1,442	—	—
CIT	104	(57)	(47)	—	1,200	—
CSI	1,124	(279)	(794)	51	—	794
DUB	945	(289)	—	656	—	—
Exchange cleared derivatives(9)	1,116	—	—	1,116	—	—
GSC	1,737	(88)	—	1,649	—	—
GSI	6,208	(740)	(3,700)	1,768	3,700	—
JPM	4,496	(670)	(1,770)	2,056	1,770	—
MSC	157	(157)	—	—	—	—
UBS	360	(360)	—	—	—	—
	$20,876	$(3,237)	$(8,041)	$9,598	$8,400	$794

Derivative Liabilities by Counterparty
BBH	$10	$—	$—	$10	$—	$—
BCL	34	(34)	—	—	—	—
BNP	238	(238)	—	—	—	—
BOA	327	(325)	—	2	—	—
CIT	837	(57)	(470)	310	470	—
CSI	279	(279)	—	—	—	—
DUB	860	(289)	—	571	—	—
Exchange cleared derivatives(9)	861	—	(861)	—	4,698	—
GSC	284	(88)	—	196	—	—
GSI	973	(740)	—	233	—	—
JPM	1,767	(670)	—	1,097	—	—
MSC	448	(157)	—	291	—	—
UBS	717	(360)	—	357	—	—
	$7,635	$(3,237)	$(1,331)	$3,067	$5,168	$—

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2013

Derivative Instruments Categorized by Risk Exposure and Financial Instruments Eligible for Offset (1)

	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
JNL/Franklin Templeton Mutual Shares Fund
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2013:
Assets:
Investments — unaffiliated, at value(2)	$—	$—	$—	$—	$—
Forward foreign currency contracts	—	—	1,900	—	1,900
	$—	$—	$1,900	$—	$1,900
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2013:
Liabilities:
Options written, at value	$—	$—	$—	$—	$—
Forward foreign currency contracts	—	—	288	—	288
	$—	$—	$288	$—	$288
Net realized gain (loss) on:
Foreign currency related items	$—	$—	$(1,728)	$—	$(1,728)
Written option contracts	—	7	—	—	7
	$—	$7	$(1,728)	$—	$(1,721)
Net change in unrealized appreciation (depreciation) on:
Foreign currency related items	$—	$—	$7,010	$—	$7,010
Written option contracts	—	—	—	—	—
	$—	$—	$7,010	$—	$7,010

	Gross Amount Presented in the Statements of Assets	Financial			Collateral (7)
	and Liabilities (3)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
Derivative Assets by Counterparty
BCL	$496	$(5)	$—	$491	$—	$—
BOA	470	(30)	—	440	—	—
CSI	830	(187)	—	643	—	—
DUB	71	(43)	—	28	—	—
HSB	4	(4)	—	—	—	—
JPM	2	—	—	2	—	—
SSB	27	(6)	—	21	—	—
	$1,900	$(275)	$—	$1,625	$—	$—

Derivative Liabilities by Counterparty
BCL	$5	$(5)	$—	$—	$—	$—
BOA	30	(30)	—	—	—	—
CSI	187	(187)	—	—	—	—
DUB	43	(43)	—	—	—	—
HSB	17	(4)	—	13	—	—
SSB	6	(6)	—	—	—	—
	$288	$(275)	$—	$13	$—	$—

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2013

Derivative Instruments Categorized by Risk Exposure and Financial Instruments Eligible for Offset (1)

	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
JNL/Goldman Sachs Core Plus Bond Fund
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2013:
Assets:
Variation margin on financial derivative instruments	$208	$—	$—	$670	$878
Forward foreign currency contracts	—	—	5,024	—	5,024
Unrealized appreciation on OTC swap agreements	532	—	—	7,907	8,439
OTC swaps premiums paid	103	—	—	3,997	4,100
	$843	$—	$5,024	$12,574	$18,441
Liabilities:
Variation margin on financial derivative instruments	$12	$—	$—	$405	$417
Forward foreign currency contracts	—	—	4,179	—	4,179
Unrealized depreciation on OTC swap agreements	589	—	—	7,922	8,511
OTC swaps premiums received	1,795	—	—	4,484	6,279
	$2,396	$—	$4,179	$12,811	$19,386

The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2013:
Net realized gain (loss) on:
Swap agreements	$432	$—	$—	$1,614	$2,046
Foreign currency related items	—	—	1,416	—	1,416
Futures contracts	—	—	—	(2,654)	(2,654)
	$432	$—	$1,416	$(1,040)	$808
Net change in unrealized appreciation (depreciation) on:
OTC swap agreements	$(315)	$—	$—	$(1,371)	$(1,686)
Foreign currency related items	—	—	619	—	619
Futures contracts and centrally cleared swap agreements	433	—	—	1,826	2,259
	$118	$—	$619	$455	$1,192

	Gross Amount Presented in the Statements of Assets	Financial			Collateral (7)
	and Liabilities (3)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
Derivative Assets by Counterparty
BBP	$2,344	$(2,085)	$—	$259	$—	$—
BCL	351	(351)	—	—	—	—
BNP	260	(224)	—	36	—	—
BOA	1,028	(936)	—	92	—	—
CGM	466	(327)	—	139	—	—
CIT	1,492	(1,050)	(200)	242	200	—
CSI	4,991	(3,236)	(1,100)	655	1,100	—
DUB	2,162	(2,162)	—	—	48	—
Exchange cleared derivatives(9)	878	—	—	878	—	—
HSB	461	(440)	—	21	—	—
JPM	736	(736)	—	—	—	—
MSC	872	(290)	(42)	540	42	—
RBC	915	(751)	—	164	—	—
RBS	177	(172)	—	5	—	—
SCB	107	—	—	107	—	—
SSB	329	(212)	—	117	—	—
UBS	248	(248)	—	—	—	—
WBC	624	(571)	—	53	—	—
	$18,441	$(13,791)	$(1,342)	$3,308	$1,390	$—
Derivative Liabilities by Counterparty
BBP	$2,756	$(2,085)	$(610)	$61	$610	$—
BCL	372	(351)	—	21	—	—
BNP	557	(224)	—	333	—	—
BOA	2,599	(936)	(300)	1,363	300	—
CGM	327	(327)	—	—	—	—
CIT	1,345	(1,050)	—	295	—	—
CSI	3,236	(3,236)	—	—	—	—
DUB	2,982	(2,162)	—	820	—	—
Exchange cleared derivatives(9)	417	—	(417)	—	—	2,898
HSB	440	(440)	—	—	—	—
JPM	1,420	(736)	—	684	—	—
MLP	4	—	—	4	—	—
MSC	651	(290)	—	361	—	—
RBC	915	(751)	—	164	—	—
RBS	172	(172)	—	—	—	—
SSB	212	(212)	—	—	—	—
UBS	410	(248)	—	162	—	—
WBC	571	(571)	—	—	—	—
	$19,386	$(13,791)	$(1,327)	$4,268	$910	$2,898

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2013

Derivative Instruments Categorized by Risk Exposure and Financial Instruments Eligible for Offset (1)

	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
JNL/Goldman Sachs Emerging Markets Debt Fund
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2013:
Assets:
Variation margin on financial derivative instruments	$—	$—	$—	$154	$154
Forward foreign currency contracts	—	—	7,841	—	7,841
Unrealized appreciation on OTC swap agreements	—	—	—	2,705	2,705
OTC swaps premiums paid	—	—	—	—	—
	$—	$—	$7,841	$2,859	$10,700
Liabilities:
Variation margin on financial derivative instruments	$—	$—	$—	$177	$177
Forward foreign currency contracts	—	—	8,235	—	8,235
Unrealized depreciation on OTC swap agreements	—	—	—	5,318	5,318
OTC swaps premiums received	—	—	—	—	—
	$—	$—	$8,235	$5,495	$13,730
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2013:
Net realized gain (loss) on:
Swap agreements	$103	$—	$—	$1,378	$1,481
Foreign currency related items	—	—	(9,479)	—	(9,479)
Futures contracts	—	—	—	387	387
	$103	$—	$(9,479)	$1,765	$(7,611)
Net change in unrealized appreciation (depreciation) on:
OTC swap agreements	$63	$—	$—	$(8,740)	$(8,675)
Foreign currency related items	—	—	(4,125)	—	(4,125)
Futures contracts and centrally cleared swap agreements	—	—	—	1,537	1,537
	$63	$—	$(4,125)	$(7,203)	$(11,263)

	Gross Amount Presented in the Statements of Assets	Financial			Collateral (7)
	and Liabilities (3)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
Derivative Assets by Counterparty
BBP	$1,158	$(1,158)	$—	$—	$—	$—
BCL	1,020	(1,020)	—	—	—	—
BNP	480	(296)	—	184	—	—
BOA	730	(258)	(472)	—	—	720
CGM	410	(94)	—	316	—	—
CIT	907	(512)	—	395	—	—
CSI	289	(111)	—	178	—	—
DUB	1,316	(1,316)	—	—	—	—
Exchange cleared derivatives(9)	154	—	—	154	—	—
HSB	719	(691)	—	28	—	—
JPM	782	(782)	—	—	—	—
MLP	42	(10)	—	32	—	—
MSC	372	(53)	—	319	—	—
RBC	369	(316)	—	53	—	—
RBS	225	(225)	—	—	—	—
SCB	43	(43)	—	—	—	—
SSB	512	(512)	—	—	—	—
UBS	654	(340)	—	314	—	—
WBC	518	(210)	—	308	—	—
	$10,700	$(7,947)	$(472)	$2,281	$—	$720
Derivative Liabilities by Counterparty
BBP	$1,665	$(1,158)	$(507)	$—	$752	$—
BCL	1,077	(1,020)	—	57	—	—
BNP	296	(296)	—	—	—	—
BOA	258	(258)	—	—	—	—
CGM	94	(94)	—	—	—	—
CIT	854	(512)	(342)	—	532	—
CSI	199	(111)	—	88	—	—
DUB	4,165	(1,316)	—	2,849	—	—

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2013

Derivative Instruments Categorized by Risk Exposure and Financial Instruments Eligible for Offset (1)

	Gross Amount Presented in the Statements of Assets	Financial			Collateral (7)
	and Liabilities (3)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
JNL/Goldman Sachs Emerging Markets Debt Fund (continued)
Derivative Liabilities by Counterparty (continued)
Exchange cleared derivatives(9)	$177	$—	$(177)	$—	$1,000	$1,249
HSB	879	(691)	—	188	—	—
JPM	1,158	(782)	—	376	—	—
MLP	10	(10)	—	—	—	—
MSC	53	(53)	—	—	—	—
RBC	316	(316)	—	—	—	—
RBS	251	(225)	—	26	—	—
SCB	102	(43)	—	59	—	—
SSB	1,626	(512)	—	1,114	—	—
UBS	340	(340)	—	—	—	—
WBC	210	(210)	—	—	—	—
	$13,730	$(7,947)	$(1,026)	$4,757	$2,284	$1,249

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2013

Derivative Instruments Categorized by Risk Exposure and Financial Instruments Eligible for Offset (1)

	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
JNL/Ivy Asset Strategy Fund
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2013:
Assets:
Investments — unaffiliated, at value(2)	$—	$12,544	$—	$—	$12,544
Variation margin on financial derivative instruments	—	—	—	—	—
Forward foreign currency contracts	—	—	4,018	—	4,018
	$—	$12,544	$4,018	$—	$16,562
Liabilities:
Variation margin on financial derivative instruments	$—	$—	$—	$—	$—
Options written, at value	—	5,219	—	—	5,219
Forward foreign currency contracts	—	—	—	—	—
	$—	$5,219	$—	$—	$5,219
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2013:
Net realized gain (loss) on:
Unaffiliated investments(2)	$—	$14,786	$—	$—	$14,786
Foreign currency related items	—	—	(4,761)	—	(4,761)
Futures contracts	—	—	—	(669)	(669)
Written option contracts	—	5,621	—	—	5,621
	$—	$20,407	$(4,761)	$(669)	$14,977
Net change in unrealized appreciation (depreciation) on:
Investments(2)	$—	$(4,700)	$—	$—	$(4,700)
Foreign currency related items	—	—	6,094	—	6,094
Futures contracts and centrally cleared swap agreements	—	—	—	—	—
Written option contracts	—	(1,299)	—	—	(1,299)
	$—	$(5,999)	$6,094	$—	$95

	Gross Amount Presented in the Statements of Assets	Financial			Collateral (7)
	and Liabilities (3)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
Derivative Assets by Counterparty
BCL	$481	$—	$—	$481	$—	$—
BOA	590	(590)	—	—	—	—
DUB	3,566	(8)	(2,900)	658	2,900	—
Exchange cleared derivatives(9)	3,331	—	—	3,331	—	—
GSC	1,559	—	(1,559)	—	1,680	—
JPM	794	—	(530)	264	530	—
MSC	6,241	(1,927)	—	4,314	—	—
UBS	—	—	—	—	—	—
	$16,562	$(2,525)	$(4,989)	$9,048	$5,110	$—

Derivative Liabilities by Counterparty
BCL	$—	$—	$—	$—	$—	$—
BOA	768	(590)	—	178	—	—
DUB	8	(8)	—	—	—	—
Exchange cleared derivatives(9)	2,298	—	—	2,298	—	—
GSC	—	—	—	—	—	—
JPM	—	—	—	—	—	—
MSC	1,927	(1,927)	—	—	—	29,111
UBS	218	—	—	218	—	—
	$5,219	$(2,525)	$—	$2,694	$—	$29,111

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2013

Derivative Instruments Categorized by Risk Exposure and Financial Instruments Eligible for Offset (1)

	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
JNL/JPMorgan International Value Fund
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2013:
Assets:
Variation margin on financial derivative instruments	$—	$—	$—	$—	$—
Forward foreign currency contracts*	—	—	797	—	797
	$—	$—	$797	$—	$797
Liabilities:
Variation margin on financial derivative instruments	$—	$—	$—	$—	$—
Forward foreign currency contracts*	—	—	3,569	—	3,569
	$—	$—	$3,569	$—	$3,569
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2013:
Net realized gain (loss) on:
Foreign currency related items	$—	$—	$(6)	$—	$(6)
Futures contracts	—	961	—	—	961
	$—	$961	$(6)	$—	$955
Net change in unrealized appreciation (depreciation) on:
Foreign currency related items	$—	$—	$(3,345)	$—	$(3,345)
Futures contracts and centrally cleared swap agreements	—	(156)	—	—	(156)
	$—	$(156)	$(3,345)	$—	$(3,501)

* The JNL/JPMorgan International Value Fund’s forward foreign currency contracts are not subject to an enforceable master netting agreement.  These amounts are presented gross on the Fund’s Statement of Assets and Liabilities.

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2013

Derivative Instruments Categorized by Risk Exposure and Financial Instruments Eligible for Offset (1)

	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
JNL/Mellon Capital International Index Fund
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2013:
Assets:
Variation margin on financial derivative instruments	$—	$315	$—	$—	$315
Forward foreign currency contracts	—	—	2	—	2
	$—	$315	$2	$—	$317
Liabilities:
Variation margin on financial derivative instruments	$—	$295	$—	$—	$295
Forward foreign currency contracts	—	—	1,383	—	1,383
	$—	$295	$1,383	$—	$1,678
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2013:
Net realized gain (loss) on:
Foreign currency related items	$—	$—	$(1,748)	$—	$(1,748)
Futures contracts	—	4,098	—	—	4,098
	$—	$4,098	$(1,748)	$—	$2,350
Net change in unrealized appreciation (depreciation) on:
Foreign currency related items	$—	$—	$(1,212)	$—	$(1,212)
Futures contracts and centrally cleared swap agreements	—	(1,260)	—	—	(1,260)
	$—	$(1,260)	$(1,212)	$—	$(2,472)

	Gross Amount Presented in the Statements of Assets	Financial			Collateral (7)
	and Liabilities (3)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
Derivative Assets by Counterparty
BOA	$2	$(2)	$—	$—	$—	$—
Exchange cleared derivatives(9)	315	—	—	315	—	—
	$317	$(2)	$—	$315	$—	$—

Derivative Liabilities by Counterparty
BOA	$317	$(2)	$—	$315	$—	$—
CCI	359	—	—	359	—	—
CSI	534	—	—	534	—	—
DUB	49	—	—	49	—	—
Exchange cleared derivatives(9)	295	—	(295)	—	—	3,955
UBS	124	—	—	124	—	—
	$1,678	$(2)	$(295)	$1,381	$—	$3,955

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2013

Derivative Instruments Categorized by Risk Exposure and Financial Instruments Eligible for Offset (1)

	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
JNL/Mellon Capital Global Alpha Fund
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2013:
Assets:
Investments — unaffiliated, at value(2)	$—	$—	$—	$14,114	$14,114
Variation margin on financial derivative instruments	—	551	—	237	788
Forward foreign currency contracts	—	—	12,042	—	12,042
	$—	$551	$12,042	$14,351	$26,944
Liabilities:
Options written, at value	$—	$—	$—	$—	$—
Variation margin on financial derivative instruments	—	600	—	56	656
Forward foreign currency contracts	—	—	8,003	—	8,003
	$—	$600	$8,003	$56	$8,659
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2013:
Net realized gain (loss) on:
Unaffiliated investments(2)	$—	$—	$—	$(3,892)	$(3,892)
Foreign currency related items	—	—	(9,524)	—	(9,524)
Futures contracts and exchange traded option contracts	—	(5,127)	—	10,476	5,349
	$—	$(5,127)	$(9,524)	$6,584	$(8,067)
Net change in unrealized appreciation (depreciation) on:
Investments(2)	$—	$—	$—	$(4,050)	$(4,050)
Foreign currency related items	—	—	10,876	—	10,876
Futures contracts and exchange traded option contracts	—	2,824	—	586	3,410
	$—	$2,824	$10,876	$(3,464)	$10,236

	Gross Amount Presented in the Statements of Assets	Financial			Collateral (7)
	and Liabilities (3)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
Derivative Assets by Counterparty
BCL	$1,464	$(462)	$—	$1,002	$—	$—
BNP	986	(466)	—	520	—	—
BOA	3,104	(1,388)	—	1,716	—	—
CCI	1,772	(708)	—	1,064	—	—
DUB	741	(393)	—	348	—	—
Exchange cleared derivatives(9)	14,902	—	—	14,902	—	—
GSC	312	(250)	—	62	—	—
HSB	512	(237)	—	275	—	—
RBC	675	(449)	—	226	—	—
RBS	777	(777)	—	—	—	—
SCB	472	(472)	—	—	—	—
UBS	1,227	(1,227)	—	—	—	—
	$26,944	$(6,829)	$—	$20,115	$—	$—

Derivative Liabilities by Counterparty
BCL	$462	$(462)	$—	$—	$—	$—
BNP	466	(466)	—	—	—	—
BOA	1,388	(1,388)	—	—	—	—
CCI	708	(708)	—	—	—	—
DUB	393	(393)	—	—	—	—
Exchange cleared derivatives(9)	656	—	(656)	—	—	15,079
GSC	250	(250)	—	—	—	—
HSB	237	(237)	—	—	—	—
RBC	449	(449)	—	—	—	—
RBS	1,062	(777)	—	285	—	—
SCB	1,212	(472)	—	740	—	—
UBS	1,376	(1,227)	—	149	—	—
	$8,659	$(6,829)	$(656)	$1,174	$—	$15,079

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2013

Derivative Instruments Categorized by Risk Exposure and Financial Instruments Eligible for Offset (1)

	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
JNL/Neuberger Berman Strategic Income Fund
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2013:
Assets:
Variation margin on financial derivative instruments	$—	$—	$—	$20	$20
Unrealized appreciation on OTC swap agreements	323	—	—	—	323
OTC swaps premiums paid	—	—	—	—	—
	$323	$—	$—	$20	$343
Liabilities:
Variation margin on financial derivative instruments	$—	$—	$—	$24	$24
Unrealized depreciation on OTC swap agreements	—	—	—	—	—
OTC swaps premiums received	114	—	—	—	114
	$114	$—	$—	$24	$138
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2013:
Net realized gain (loss) on:
Swap agreements	$103	$—	$—	$—	$103
Futures contracts	—	—	88	160	248
	$103	$—	$88	$160	$351
Net change in unrealized appreciation (depreciation) on:
OTC swap agreements	$163	$—	$—	$—	$163
Futures contracts and centrally cleared swap agreements	—	—	—	537	537
	$163	$—	$—	$537	$700

	Gross Amount Presented in the Statements of Assets	Financial			Collateral (7)
	and Liabilities (3)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
Derivative Assets by Counterparty
BOA	$158	$—	$—	$158	$—	$—
Exchange cleared derivatives(9)	20	—	(20)	—	713	—
MSC	165	—	—	165	—	—
	$343	$—	$(20)	$323	$713	$—

Derivative Liabilities by Counterparty
BOA	$114	$—	$—	$114	$—	$—
Exchange cleared derivatives(9)	24	—	(24)	—	444	—
MSC	—	—	—	—	—	—
	$138	$—	$(24)	$114	$444	$—

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2013

Derivative Instruments Categorized by Risk Exposure and Financial Instruments Eligible for Offset (1)

	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
JNL/PIMCO Real Return Fund
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2013:
Assets:
Investments — unaffiliated, at value(2)	$—	$—	$—	$596	$596
Variation margin on financial derivative instruments	56	—	—	50	106
Forward foreign currency contracts	—	—	9,867	—	9,867
Unrealized appreciation on OTC swap agreements	—	—	—	2,182	2,182
OTC swaps premiums paid	116	—	—	1,269	1,385
	$172	$—	$9,867	$4,097	$14,136
Liabilities:
Variation margin on financial derivative instruments	$—	$—	$—	$348	$348
Options written, at value	—	—	9	4,686	4,695
Forward foreign currency contracts	—	—	13,641	—	13,641
Unrealized depreciation on OTC swap agreements	159	—	—	6,834	6,993
OTC swaps premiums received	18	—	—	183	201
	$177	$—	$13,650	$12,051	$25,878
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2013:
Net realized gain (loss) on:
Unaffiliated investments(2)	$—	$—	$—	$—	$—
Swap agreements	848	—	—	1,269	2,117
Foreign currency related items	—	—	24,595	—	24,595
Futures contracts	—	—	—	241	241
Written option contracts	—	—	—	1,828	1,828
	$848	$—	$24,595	$3,338	$28,781
Net change in unrealized appreciation (depreciation) on:
Investments(2)	$—	$—	$—	$313	$313
OTC swap agreements	(1,151)	—	—	(5,088)	(6,239)
Foreign currency related items	—	—	(7,331)	—	(7,331)
Futures contracts and centrally cleared swap agreements	38	—	—	2,337	2,375
Written option contracts	—	—	—	(1,681)	(1,681)
	$(1,113)	$—	$(7,331)	$(4,119)	$(12,563)

	Gross Amount Presented in the Statements of Assets	Financial			Collateral (7)
	and Liabilities (3)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
Derivative Assets by Counterparty
BBP	$72	$—	$—	$72	$—	$—
BCL	71	(71)	—	—	—	—
BNP	2,206	(1,843)	(363)	—	430	—
BOA	277	—	—	277	—	—
CIT	5,241	(2,564)	(440)	2,237	440	—
CSI	215	(12)	(203)	—	260	—
DUB	2,234	(1,749)	—	485	—	—
Exchange cleared derivatives(9)	106	—	—	106	—	—
JPM	48	—	—	48	—	—
MSC	70	—	(70)	—	510	—
MSS	85	(85)	—	—	—	—
UBS	3,511	(1,996)	—	1,515	—	—
	$14,136	$(8,320)	$(1,076)	$4,740	$1,640	$—

Derivative Liabilities by Counterparty
BBP	$213	$—	$—	$213	$—	$—
BCL	393	(71)	—	322	—	—
BNP	3,037	(1,843)	—	1,194	—	—
BOA	1,131	—	(1,131)	—	—	1,378
CGM	3	—	—	3	—	—
CIT	2,927	(2,564)	—	363	—	—
CSI	25	(12)	—	13	—	—
DUB	3,949	(1,749)	(1,566)	634	—	1,566
Exchange cleared derivatives(9)	761	—	(761)	—	367	8,006
JPM	1,578	—	(1,578)	—	—	2,273
MSC	4,661	—	(4,661)	—	—	6,775
MSS	2,751	(85)	—	2,666	—	—
UBS	4,449	(1,996)	(731)	1,722	—	731
	$25,878	$(8,320)	$(10,428)	$7,130	$367	$20,729

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2013

Derivative Instruments Categorized by Risk Exposure and Financial Instruments Eligible for Offset (1)

	Gross Amount of Investment Liabilities Presented in the Statement of Assets and Liabilities (8)	Gross Amount of Investment Assets Presented in the Statement of Assets and Liabilities (8)	Collateral Requirement	Collateral Received (5)	Net Liability (6)
JNL/PIMCO Real Return Fund (continued)
Master Forward Agreement Transactions by Counterparty
BCL	$2,168,442	$2,108,607	$(59,835)	$—	$59,835
MSC	134,667	122,589	(12,078)	(180)	11,898
	$2,303,109	$2,231,196	$(71,913)	$(180)	$71,733

	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
JNL/PIMCO Total Return Bond Fund
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2013:
Assets:
Investments — unaffiliated, at value(2)	$—	$—	$—	$—	$—
Variation margin on financial derivative instruments	—	—	—	354	354
Forward foreign currency contracts	—	—	6,500	—	6,500
Unrealized appreciation on OTC swap agreements	1,380	—	—	210	1,590
OTC swaps premiums paid	1,330	—	—	80	1,409
	$2,710	$—	$6,500	$644	$9,853
Liabilities:
Variation margin on financial derivative instruments	$—	$—	$—	$1,401	$1,401
Options written, at value	17	—	88	14,199	14,304
Forward foreign currency contracts	—	—	12,627	—	12,627
Unrealized depreciation on OTC swap agreements	1,322	—	—	861	2,183
OTC swaps premiums received	1,308	—	—	556	1,864
	$2,647	$—	$12,715	$17,017	$32,379
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2013:
Net realized gain (loss) on:
Unaffiliated investments(2)	$	$—	$—	$—	$—
Swap agreements	5,657	—	—	4,817	10,474
Foreign currency related items	—	—	31,566	—	31,566
Futures contracts	—	—	—	(7,460)	(7,460)
Written option contracts	—	—	126	4,513	4,639
	$5,657	$—	$31,692	$1,870	$39,219
Net change in unrealized appreciation (depreciation) on:
Investments(2)	$—	$—	$—	$—	$—
OTC swap agreements	(5,375)	—	—	(1,724)	(7,099)
Foreign currency related items	—	—	(6,959)	—	(6,959)
Futures contracts and centrally cleared swap agreements	3	—	—	478	481
Written option contracts	(926)	—	—	(10,593)	(11,519)
	$(6,298)	$—	$(6,959)	$(11,839)	$(25,096)

	Gross Amount
	Presented in the
	Statements of Assets	Financial			Collateral (7)
	and Liabilities (3)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
Derivative Assets by Counterparty
BBP	$375	$(258)	$—	$117	$—	$—
BCL	92	(92)	—	—	—	—
BNP	547	(458)	—	89	—	—
BOA	212	(212)	—	—	—	—
CIT	39	(39)	—	—	—	—
CSI	367	(367)	—	—	—	—
DUB	6,310	(2,068)	(2,130)	2,112	2,130	—
Exchange cleared derivatives(9)	354	—	—	354	—	—
GSI	22	—	—	22	—	—
JPM	149	(149)	—	—	—	—
MLP	2	—	—	2	—	—
MSC	963	(447)	(516)	—	1,329	—
MSS	13	(13)	—	—	2,160	—
UBS	408	(408)	—	—		—
	$9,853	$(4,511)	$(2,646)	$2,696	$5,619	$—

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2013

Derivative Instruments Categorized by Risk Exposure and Financial Instruments Eligible for Offset (1)

	Gross Amount
	Presented in the
	Statements of Assets	Financial			Collateral (7)
	and Liabilities (3)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
JNL/PIMCO Total Return Bond Fund (continued)
Derivative Liabilities by Counterparty
BBP	$635	$(258)	$—	$377	$—	$—
BCL	607	(92)	—	515	—	—
BNP	3,661	(458)	(3,203)	—	—	3,231
BOA	4,540	(212)	(4,328)	—	—	4,800
CGM	7	—	—	7	—	—
CIT	1,157	(39)	(850)	268	—	850
CSI	428	(367)	—	61	—	—
DUB	4,640	(2,068)	—	2,572	—	—
Exchange cleared derivatives(9)	2,756	—	(2,756)	—	20	28,871
JPM	1,497	(149)	(1,348)	—	—	1,363
MSC	1,110	(447)	(279)	384	—	279
MSS	8,096	(13)	(7,877)	206	—	7,877
UBS	3,245	(408)	(2,558)	279	—	2,558
	$32,379	$(4,511)	$(23,199)	$4,669	$20	$49,829

	Gross Amount of	Gross Amount of
	Investment Liabilities	Investment Assets
	Presented in the	Presented in the
	Statement of Assets	Statement of Assets	Collateral	Collateral
	and Liabilities (8)	and Liabilities (8)	Requirement	Received (5)	Net Liability (6)
Master Forward Agreement Transactions by Counterparty
BCL	$184,367	$181,873	$(2,494)	$—	$2,494
BOA	16,699	16,598	(101)	—	101
CGM	52,086	51,115	(971)	(460)	511
CSI	564,922	560,621	(4,301)	—	4,301
GSC	29,590	29,389	(201)	—	201
JPM	94,051	93,086	(965)	—	965
MSC	256,771	253,762	(3,009)	(1,730)	1,279
RBS	61,716	61,177	(539)	—	539
	$1,260,202	$1,247,621	$(12,581)	$(2,190)	$10,391

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2013

Derivative Instruments Categorized by Risk Exposure and Financial Instruments Eligible for Offset (1)

	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
JNL/T. Rowe Price Short-Term Bond Fund
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2013:
Assets:
Variation margin on financial derivative instruments	$—	$—	$—	$—	$—
Forward foreign currency contracts	—	—	—	—	—
	$—	$—	$—	$—	$—
Liabilities:
Variation margin on financial derivative instruments	$—	$—	$—	$15	$15
Forward foreign currency contracts	—	—	—	—	—
	$—	$—	$—	$15	$15
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2013:
Net realized gain (loss) on:
Foreign currency related items	$—	$—	$251	$—	$251
Futures contracts	—	—	—	939	939
	$—	$—	$251	$939	$1,190
Net change in unrealized appreciation (depreciation) on:
Foreign currency related items	$—	$—	$(18)	$—	$(18)
Futures contracts and centrally cleared swap agreements	—	—	—	(70)	(70)
	$—	$—	$(18)	$(70)	$(88)

	Gross Amount
	Presented in the
	Statements of Assets	Financial			Collateral (7)
	and Liabilities (3)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
Derivative Liabilities by Counterparty
Exchange cleared derivatives(9)	$15	$—	$(15)	$—	$—	$365
	$15	$—	$(15)	$—	$—	$365

During the period, the following Fund held one type of derivative instrument eligible for offset with several counterparties which were deemed significant for purposes of disclosing financial instruments eligible for offset:

	Gross Amount
	Presented in the
	Statements of Assets	Financial			Collateral (7)
	and Liabilities (10)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
JNL/Franklin Templeton Global Multisector Bond Fund
Derivative Assets by Counterparty
BCL	$7,953	$(516)	$(6,380)	$1,057	$6,380	$—
CIT	7,186	(233)	(5,292)	1,661	—	5,292
DUB	5,009	(5,009)	—	—	—	—
GSC	268	(48)	—	220	—	—
HSB	528	(259)	—	269	—	—
JPM	8,025	(1,636)	(4,404)	1,985	—	4,404
	$28,969	$(7,701)	$(16,076)	$5,192	$6,380	$9,696

Derivative Liabilities by Counterparty
BCL	$516	$(516)	$—	$—	$—	$—
CIT	233	(233)	—	—	—	—
DUB	6,342	(5,009)	—	1,333	—	—
GSC	48	(48)	—	—	—	—
HSB	259	(259)	—	—	—	—
JPM	1,636	(1,636)	—	—	—	—
MSC	1,509	—	—	1,509	—	—
UBS	56	—	—	56	—	—
	$10,599	$(7,701)	$—	$2,898	$—	$—

(1) Funds which held only one type of derivative during the period are not included in the tables as the location on the Statements of Assets and Liabilities and the realized and unrealized gain loss on the Statements of Operations can be referenced directly on each Fund’s respective statements.  For these Funds, amounts eligible for offset are presented gross in the Statements of Assets and Liabilities.  Net exposure to the Fund can be referenced in the assets and liabilities on the Statement of Assets and Liabilities and, if collateral exists, the net exposure is offset by collateral segregated or pledged identified in the collateral table presented in the following pledged or segregated collateral note.

(2) Purchased options market value is reflected in Investments - unaffiliated, at value.  Realized gain (loss) and change in unrealized appreciation (depreciation) on purchased options are reflected in realized gain (loss) on unaffiliated investments and change in unrealized appreciation (depreciation) on investments, respectively, in the Statements of Operations.

(3) Amounts eligible for offset are presented gross in the Statements of Assets and Liabilities.

(4) Financial instruments eligible for offset but not offset in the Statements of Assets and Liabilities.

(5) Cash and security collateral not offset in the Statements of Assets and Liabilities.  Amounts do not reflect over-collateralization.

(6) For assets, net amount represents the amount payable by the counterparty to the Fund in the event of default.  For liabilities, net amount represents the amount payable by the Fund to the counterparty in the event of default.

(7) Cash and security collateral pledged or segregated for investments.  For assets, amount reflects collateral received from or segregated by the counterparty.  For liabilities, amount reflects collateral pledged or segregated by the Fund.

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2013

(8) Investment liabilities and assets include delayed delivery securities and secured borrowings which are reflected at value.  Investment liabilities represent amounts payable to the counterparty for unsettled investments.  Investment assets represent settled investments.  Investments are marked to market daily and the net unrealized gain or loss constitutes the amount which is subject to margin or collateral requirements as required under the Master Forward Agreement.

(9) Exchange cleared derivatives are recognized on the Statements of Assets and Liabilities at the daily variation margin.

(10) Amounts eligible for offset are presented gross in the Statements of Assets and Liabilities.

Pledged or Segregated Collateral - The following table summarizes cash and securities collateral pledged (in thousands) for Funds for which collateral exists but was not presented in the Derivative Instruments Categorized by Risk Exposure and Financial Instruments Eligible for Offset tables:

			Futures Contracts		Securities
			Pledged or	Pledged or	Sold Short	Total Pledged or
			Segregated	Segregated	Segregated	Segregated Cash
	Prime Broker	Counterparties	Cash	Securities	Securities	and Securities
JNL/BlackRock Global Allocation Fund	UBS	N/A	$—	$—	$1,532	$1,532
JNL/Goldman Sachs U.S. Equity Flex Fund	CSI	N/A	—	—	107,821	107,821
JNL/Mellon Capital Emerging Markets Index Fund	N/A	GSC	—	255	—	255
JNL/Mellon Capital S&P 500 Index Fund	N/A	GSC	—	3,035	—	3,035
JNL/Mellon Capital S&P 400 Mid Cap Index Fund	N/A	GSC	—	540	—	540
JNL/Mellon Capital Small Cap Index Fund	N/A	GSC	—	1,195	—	1,195
JNL/PPM America High Yield Bond Fund	N/A	RBS	369	—	—	369

The derivative instruments outstanding as of June 30, 2013, as disclosed in the Notes to Schedules of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period ended June 30, 2013, as disclosed in the Statements of Operations, serve as indicators of the volume of derivative activity for the Funds.  For Funds with significant derivative activity during the period ended June 30, 2013, the average monthly volume of derivative activities (in thousands) is as follows:

	JNL/AQR Managed Futures Strategy Fund	JNL/Blackrock Global Allocation Fund	JNL/Capital Guardian Global Balanced Fund	JNL/Franklin Templeton Global Multisector Bond Fund	JNL/Franklin Templeton Mutual Shares Fund	JNL/Goldman Sachs Core Plus Bond Fund	JNL/Goldman Sachs Emerging Markets Debt Fund
Options Purchased and Written
Premiums Paid(1)	$—	$10,199	$—	$—	$—	$—	$—
Premiums Received(1)	—	2,810	—	—	—	—	—
Futures Contracts
Long(2)	1,518,004	35,753	—	—	—	240,522	146,982
Short(2)	553,659	6,304	—	—	—	211,453	131,444
Forward Foreign Currency Contracts
Purchased(1)	1,175,899	58,526	12,512	293,758	3,288	383,052	800,467
Sold(1)	1,135,065	191,546	22,557	504,852	101,744	378,234	625,278
Interest Rate Swap Agreements
Paying Floating Rate(3)	—	46,438	—	—	—	41,090	162,853
Receiving Floating Rate(3)	—	30,429	—	—	—	786,721	263,238
Credit Default Swap Agreements
Purchase Protection(3)	—	654,109	—	—	—	103,200	—
Sell Protection(3)	—	536	—	—	—	68,164	1,429
Total Return Swap Agreements
Paying Return of Reference Obligation(3)	—	—	—	—	—	—	—
Receiving Return of Reference Obligation(3)	80,298	1	—	—	—	—	—
Non-Deliverable Bond Forward Contracts
Paying Return of Reference Obligation(3)	—	—	—	—	—	—
Receiving Return of Reference Obligation(3)	—	—	—	—	—	—	2,075

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2013

	JNL/Ivy Asset Strategy Fund	JNL/JPMorgan International Value Fund	JNL/Mellon Capital Emerging Markets Index Fund	JNL/Mellon Capital S&P 500 Index Fund	JNL/Mellon Capital S&P 400 Mid Cap Index Fund	JNL/Mellon Capital Small Cap Index Fund	JNL/Mellon Capital International Index Fund
Options Purchased and Written
Premiums Paid(1)	$7,134	$—	$—	$—	$—	$—	$—
Premiums Received(1)	3,763	—	—	—	—	—	—
Futures Contracts
Long(2)	—	3,873	4,183	42,434	28,039	24,130	39,317
Short(2)	25,177	—	—	—	—	—	—
Forward Foreign Currency Contracts
Purchased(1)	12,317	95,092	—	—	—	—	48,079
Sold(1)	59,790	85,558	—	—	—	—	19,133
Interest Rate Swap Agreements
Paying Floating Rate(3)	—	—	—	—	—	—	—
Receiving Floating Rate(3)	—	—	—	—	—	—	—
Credit Default Swap Agreements
Purchase Protection(3)	—	—	—	—	—	—	—
Sell Protection(3)	—	—	—	—	—	—	—
Total Return Swap Agreements
Paying Return of Reference Obligation(3)	—	—	—	—	—	—	—
Receiving Return of Reference Obligation(3)	—	—	—	—	—	—	—

	JNL/ Mellon Capital Global Alpha Fund	JNL/Neuberger Berman Strategic Income Fund	JNL/PIMCO Real Return Fund	JNL/PIMCO Total Return Bond Fund	JNL/T. Rowe Price Short-Term Bond Fund
Options Purchased and Written
Premiums Paid(1)	$22,047	$—	$839	$—	$—
Premiums Received(1)	—	—	4,031	4,432	—
Futures Contracts
Long(2)	213,837	13,744	352,785	1,688,051	3,373
Short(2)	373,188	18,160	3,402	7,282	30,020
Forward Foreign Currency Contracts
Purchased(1)	644,648	—	154,203	223,558	—
Sold(1)	636,204	—	654,037	753,249	7,485
Interest Rate Swap Agreements
Paying Floating Rate(3)	—	—	178,492	1,404,191	—
Receiving Floating Rate(3)	—	—	76,514	30,942	—
Credit Default Swap Agreements
Purchase Protection(3)	—	—	10,014	1,429	—
Sell Protection(3)	—	4,086	9,400	290,636	—
Total Return Swap Agreements
Paying Return of Reference Obligation(3)	—	—	—	—	—
Receiving Return of Reference Obligation(3)	—	—	—	—	—

(1) Cost amount in USD

(2) Notional value at purchase in USD

(3) Notional Amount in USD

NOTE 7.  INVESTMENT RISKS AND REGULATORY MATTERS

Emerging Market Securities Risk - Investing in securities of emerging market countries generally involves greater risk than investing in foreign securities in developed markets.  Emerging market countries typically have economic and political systems that are less fully developed and are likely to be less stable than those in more advanced countries.  These risks include the potential for government intervention, adverse changes in earnings and business prospects, liquidity, credit and currency risks, and price volatility.

Foreign Securities Risk - Investing in securities of foreign companies and foreign governments generally involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government.  These risks include the potential for revaluation of currencies, different accounting policies and future adverse political and economic developments.  Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices may be more volatile than those of securities of comparable U.S. companies and the U.S. government.

Currency Risk - Investing directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, involves the risk that those currencies will decline in value relative to the base currency of a Fund, or, in the case of hedging positions, that a Fund’s base currency will decline in value relative to the currency being hedged.  Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, general economics of a country, actions (or inaction) of U.S., foreign governments, central banks or supranational entities such as the International Monetary Fund, the imposition of currency controls or other political developments in the U.S. or abroad.

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2013

Market, Credit and Counterparty Risk - In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (“market risk”) or failure of the other party to a transaction to perform (“credit risk”).  Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default.  Financial assets, which potentially expose the Funds to credit risk, consist principally of investments and cash due from counterparties (“counterparty risk”).  The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets is incorporated within their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.  For certain derivative contracts, the potential loss could exceed the value of the financial assets recorded in the financial statements.

Private Equity Companies Risk - There are inherent risks in investing in private equity companies, which encompass financial institutions or vehicles whose principal business is to invest in and lend capital to privately held companies.  Generally, little public information exists for private and thinly traded companies, and there is a risk that investors may not be able to make a fully informed investment decision.  In addition, private equity companies are subject to minimal regulation.  In addition to the risks associated with a Fund’s direct investments, the Fund is also subject to the underlying risks which affect the private equity companies in which the Fund invests.  Private equity companies are subject to various risks depending on their underlying investments, which could include, but are not limited to, additional liquidity, sector, non-U.S. security, currency, credit, managed portfolio and derivatives risks.

Real Estate Investment Risk - The JNL/Invesco Global Real Estate Fund concentrates its assets in the real estate industry and an investment in the Fund will be closely linked to the performance of the real estate markets.  Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.  Many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk and could adversely affect a real estate company’s operations and market value in periods of rising interest rates.  The value of a Fund’s investment in REITs may be affected by the management skill of the persons managing the REIT.  Because REITs have expenses of their own, the Fund will bear a proportional share of those expenses.  Due to the fact that the Fund focuses its investments in REITs and other companies related to the real estate industry, the value of shares may rise and fall more than the value of shares of a Fund that invests in a broader range of companies.

Master Limited Partnership Risk - Investment in MLPs involves some risks that differ from an investment in the common stock of a corporation.  Holders of MLPs have limited control on matters affecting the partnership.  Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles.  MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers.  MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region.

Senior and Junior Loan Risk - When a Fund invests in a loan or participation, the Fund is subject to the risk that an intermediate participant between the Fund and the borrower will fail to meet its obligations to the Fund, in addition to the risk that the borrower under the loan may default on its obligations.  Senior and Junior loans typically are of below investment grade quality and have below investment grade credit ratings, which ratings are associated with securities having high risk and speculative characteristics.  The Fund is also subject to the risk that the agent bank administering the loan may fail to meet its obligations.

Feeder Funds and Fund of Funds Risks - The value of an investment in a Feeder Fund changes with the value of the corresponding Master Fund and its investments.  The value of an investment in a fund of funds changes with the values of the corresponding underlying funds and their investments.  Each of the Master Fund’s and underlying funds’ shares may be purchased by other investment companies and shareholders.  In some cases, a Master Fund or underlying fund may experience large subscriptions or redemptions due to allocation changes or rebalancing.  While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on Fund performance.

Regulatory Matters - On February 8, 2012, the U.S. Commodity Futures Trading Commission (“CFTC”) adopted amendments to its existing part 4 regulations.  Previously, investment companies and certain investment advisers to investment companies were excluded from the definition of a “commodity pool operator,” and did not have to register with the CFTC and National Futures Association (“NFA”).  Several of the CFTC rules relating to commodity pool operators, including Rule 4.5, were amended, thereby, removing the exclusion from CFTC regulation for regulated investment companies.  Effective January 1, 2013, JNAM was registered as a commodity pool operator, and certain of the Funds may be considered “pools” for purposes of reporting to the CFTC and NFA.

NOTE 8.  INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Advisory and Administrative Fees - The Trust has an investment advisory agreement with JNAM, whereby JNAM provides investment management services.  Each Fund pays JNAM an annual fee, accrued daily and paid monthly, based on a specified percentage of the average daily net assets of each Fund.  A portion of this fee is paid by JNAM to the Sub-Advisers as compensation for their services.

JNAM also serves as the “Administrator” to the Funds.  The Funds pay an administrative fee based on the average daily net assets of each Fund, accrued daily and paid monthly.  In return for the administrative fee, JNAM provides or procures all necessary administrative functions and services for the operation of the Funds.  In addition, JNAM, at its own expense, arranges for legal (except for litigation expenses incurred by the JNL/Franklin Templeton Mutual Shares Fund), audit, fund accounting, transfer agency, custody, printing and mailing, a portion of the Chief Compliance Officer costs, and all other services necessary for the operation of each Fund.  Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes,

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2013

other non-operating expenses, registration fees, licensing costs, directors and officers insurance, the fees and expenses of the disinterested Trustees and independent legal counsel to the disinterested Trustees, and a portion of the costs associated with the Chief Compliance Officer.

The following schedule indicates the range of the advisory fee at various net assets levels and the administrative fee each Fund is currently obligated to pay JNAM.  For the advisory fee ranges presented, refer to the Trust’s Prospectus for the specific percentage of average daily net assets and break points for each Fund.

	Advisory Fee (m-millions)			Administrative
	$0m to $100m	$100m to $500m	Over $500m	Fee
JNL/American Funds Blue Chip Income and Growth Fund	0.70%	0.70%	0.70 - 0.65%	0.15%
JNL/American Funds Global Bond Fund	0.70	0.70	0.70 - 0.65	0.15
JNL/American Funds Global Small Capitalization Fund	0.75	0.75	0.75 - 0.70	0.15
JNL/American Funds Growth-Income Fund	0.70	0.70	0.70 - 0.65	0.15
JNL/American Funds International Fund	0.85	0.85	0.85 - 0.80	0.15
JNL/American Funds New World Fund	1.05	1.05	1.05 - 1.00	0.15
JNL Institutional Alt Funds	0.15	0.15	0.15 - 0.10	0.05
JNL/American Fund of Funds	0.30	0.30	0.30 - 0.275	0.15
JNL Disciplined Funds	0.13	0.13	0.08	0.05
JNL/AQR Managed Futures Strategy Fund	0.95	0.95	0.90 - 0.85	0.20
JNL/BlackRock Commodity Securities Strategy Fund	0.70	0.70 - 0.60	0.60	0.15
JNL/BlackRock Global Allocation Fund	0.75	0.75	0.75 - 0.70	0.15
JNL/Brookfield Global Infrastructure Fund	0.80	0.80	0.80 - 0.75	0.15
JNL/Capital Guardian Global Balanced Fund	0.65	0.65	0.60	0.15
JNL/Capital Guardian Global Diversified Research Fund	0.75	0.75 - 0.70	0.65 - 0.60	0.15
JNL/DFA U.S. Core Equity Fund	0.65	0.60 - 0.55	0.55	0.10
JNL/Eagle SmallCap Equity Fund	0.75	0.70	0.65	0.10
JNL/Eastspring Investments Asia ex-Japan Fund	0.90	0.90	0.85	0.15
JNL/Eastspring Investments China-India Fund	0.90	0.90	0.85	0.20
JNL/Franklin Templeton Founding Strategy Fund	0.00	0.00	0.00	0.05
JNL/Franklin Templeton Global Growth Fund	0.75	0.75 - 0.65	0.60	0.15
JNL/Franklin Templeton Global Multisector Bond Fund	0.75	0.75	0.75 - 0.70	0.15
JNL/Franklin Templeton Income Fund	0.80	0.75 - 0.65	0.60	0.10
JNL/Franklin Templeton International Small Cap Growth Fund	0.95	0.95	0.90	0.15
JNL/Franklin Templeton Mutual Shares Fund	0.75	0.75	0.70	0.10
JNL/Franklin Templeton Small Cap Value Fund	0.85	0.85 - 0.77	0.75	0.10
JNL/Goldman Sachs Core Plus Bond Fund	0.60	0.60	0.55	0.10
JNL/Goldman Sachs Emerging Markets Debt Fund	0.75	0.75 - 0.70	0.70 - 0.675	0.15
JNL/Goldman Sachs Mid Cap Value Fund	0.75	0.70	0.70	0.10
JNL/Goldman Sacks U.S. Equity Flex Fund	0.80	0.80 - 0.75	0.80 - 0.75	0.15
JNL/Invesco Global Real Estate Fund	0.75 - 0.70	0.70	0.70	0.15
JNL/Invesco International Growth Fund	0.70	0.70 - 0.65	0.60	0.15
JNL/Invesco Large Cap Growth Fund	0.70	0.70 - 0.65	0.65	0.10
JNL/Invesco Small Cap Growth Fund	0.85	0.85 - 0.80	0.80	0.10
JNL/Ivy Asset Strategy Fund	0.90	0.90	0.85 - 0.825	0.15
JNL/JPMorgan International Value Fund	0.70	0.70 - 0.65	0.60	0.15
JNL/JPMorgan MidCap Growth Fund	0.70	0.70 - 0.65	0.65 - 0.55	0.10
JNL/JPMorgan U.S. Government & Quality Bond Fund	0.50	0.50 - 0.40	0.35	0.10
JNL/Lazard Emerging Markets Fund	1.00	0.90 - 0.85	0.85	0.15
JNL/Lazard Mid Cap Equity Fund	0.75 - 0.70	0.70 - 0.65	0.65	0.10
JNL/M&G Global Basics Fund	0.85	0.85	0.80	0.15
JNL/M&G Global Leaders Fund	0.85	0.85	0.80	0.15
JNL/Mellon Capital 10 x 10 Fund	0.00	0.00	0.00	0.05
JNL/Mellon Capital Index 5 Fund	0.00	0.00	0.00	0.05
JNL/Mellon Capital Emerging Markets Index Fund	0.40	0.40	0.35	0.15
JNL/Mellon Capital European 30 Fund	0.37 - 0.31	0.28	0.28	0.20
JNL/Mellon Capital Pacific Rim 30 Fund	0.37 - 0.31	0.28	0.28	0.20
JNL/Mellon Capital S&P 500 Index Fund	0.28	0.28	0.24 - 0.23	0.10
JNL/Mellon Capital S&P 400 MidCap Index Fund	0.29	0.29	0.24 - 0.23	0.10
JNL/Mellon Capital Small Cap Index Fund	0.29	0.29	0.24 - 0.23	0.10
JNL/Mellon Capital International Index Fund	0.30	0.30	0.25 - 0.24	0.15
JNL/Mellon Capital Bond Index Fund	0.30	0.30	0.25 - 0.24	0.10
JNL/Mellon Capital Global Alpha Fund	1.00	1.00	0.90	0.15
JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund	0.325	0.325	0.325 - 0.30	0.15
JNL/Mellon Capital Utilities Sector Fund	0.34 - 0.31	0.28	0.28 - 0.27	0.15
JNL/Morgan Stanley Mid Cap Growth Fund	0.75	0.75	0.75 - 0.70	0.15
JNL/Neuberger Berman Strategic Income Fund	0.60	0.60	0.60-0.55	0.15
JNL/Oppenheimer Global Growth Fund	0.70	0.70 - 0.60	0.60	0.15
JNL/PIMCO Real Return Fund	0.50	0.50	0.50 - 0.475	0.10
JNL/PIMCO Total Return Bond Fund	0.50	0.50	0.50	0.10
JNL/PPM America Floating Rate Income Fund	0.65	0.65	0.60	0.15
JNL/PPM America High Yield Bond Fund	0.50	0.50 - 0.45	0.425	0.10
JNL/PPM America Mid Cap Value Fund	0.75	0.75	0.70	0.10

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2013

	Advisory Fee (m-millions)			Administrative
	$0m to $100m	$100m to $500m	Over $500m	Fee
JNL/PPM America Small Cap Value Fund	0.75	0.75	0.70	0.10
JNL/PPM America Value Equity Fund	0.55	0.55 - 0.50	0.50	0.10
JNL/Red Rocks Listed Private Equity Fund	0.85	0.85 - 0.80	0.80	0.15
JNL/S&P Competitive Advantage Fund	0.40	0.40	0.35	0.10
JNL/S&P Dividend Income & Growth Fund	0.40	0.40	0.35	0.10
JNL/S&P Intrinsic Value Fund	0.40	0.40	0.35	0.10
JNL/S&P Total Yield Fund	0.40	0.40	0.35	0.10
JNL/S&P 4 Fund	0.00	0.00	0.00	0.05
JNL/S&P Funds	0.13	0.13	0.08	0.05
JNL/T. Rowe Price Established Growth Fund	0.65	0.65 - 0.60	0.55	0.10
JNL/T. Rowe Price Mid-Cap Growth Fund	0.75	0.75 - 0.70	0.70	0.10
JNL/T. Rowe Price Short-Term Bond Fund	0.45	0.45 - 0.40	0.40 - 0.375	0.10
JNL/T. Rowe Price Value Fund	0.70	0.70 - 0.65	0.60	0.10
JNL/UBS Large Cap Select Growth Fund	0.70	0.70 - 0.65	0.60 - 0.55	0.10
JNL/WMC Balanced Fund	0.55 - 0.50	0.50 - 0.45	0.425	0.10
JNL/WMC Money Market Fund	0.28	0.28	0.25	0.10
JNL/WMC Value Fund	0.55	0.55 - 0.50	0.45	0.10

Distribution Fees - The Funds, except for the JNL Institutional Alt Funds, JNL Disciplined Funds, JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital 10 x 10 Fund, JNL/Mellon Capital Index 5 Fund, JNL/S&P 4 Fund and JNL/S&P Funds, adopted a Distribution Plan under the provisions of Rule 12b-1 under the 1940 Act for the purpose of reimbursement of certain distribution and related service expenses from the sale and distribution of each Fund’s Class A shares (through the sale of variable insurance products funded by the Trust).  Jackson National Life Distributors LLC (“JNLD”), a wholly-owned subsidiary of Jackson and an affiliate of JNAM, is the principal underwriter of the Funds, with responsibility for promoting sales of their shares.  JNLD also is the principal underwriter of the variable annuity insurance products issued by Jackson and its subsidiaries.  For all Funds which adopted the Distribution Plan, except for the JNL American Master Feeder Funds and JNL American Fund of Funds, the maximum annual Rule 12b-1 fee allowed is 0.20% of the average daily net assets attributable to the Class A shares.

For the JNL American Master Feeder Funds and JNL American Fund of Funds, the maximum annual Rule 12b-1 fee allowed is 0.25% of the average daily net assets attributable to the Class A shares.  Amounts charged pursuant to the Distribution Plan are reflected as 12b-1 fees (Class A) in the Statements of Operations.

Fee Waiver and Expense Reimbursements - Pursuant to a contractual expense limitation agreement, JNAM agreed to waive fees and reimburse expenses of the JNL/WMC Money Market Fund to the extent necessary to limit operating expenses of each class of shares of the Fund (excluding brokerage expense, interest, taxes, and extraordinary expenses) to an annual rate as a percentage of average daily net assets equal to or less than the Fund’s net investment income for the period.  JNAM may recover previously reimbursed expenses from the Fund for fees waived and reimbursed after October 1, 2009.  During the period ended June 30, 2013, JNAM did not recover any previously reimbursed expenses.  At June 30, 2013, the amount of potentially recoverable expenses (in thousands) was $2,242 that expires on December 31, 2013, $3,122 that expires on December 31, 2014, $3,517 that expires on December 31, 2015 and $2,153 that expires on December 31, 2016.

Pursuant to contractual fee waiver agreements, JNAM agreed to waive a portion of its advisory fees for each of the following Funds:

Fund	Advisory Fee Waiver as a Percentage of Average Daily Net Assets
JNL/American Funds Blue Chip Income and Growth Fund	0.45% prior to June 3, 2013, 0.48%*
JNL/American Funds Global Bond Fund	0.55%
JNL/American Funds International Fund	0.55% prior to June 3, 2013, 0.60%*
JNL/American Funds Global Small Capitalization Fund	0.60%
JNL/American Funds Growth-Income Fund	0.40%
JNL/American Funds New World Fund	0.80%
JNL/American Funds Balanced Allocation Fund	0.05%*
JNL/American Funds Growth Allocation Fund	0.05%*
JNL/DFA U.S. Core Equity Fund	Fees greater than 0.50%
JNL/Franklin Templeton Global Multisector Bond Fund	0.025% for net assets between $0 - $1 billion*
JNL/Goldman Sachs Emerging Markets Debt Fund	0.025% for net assets between $400 million - $1 billion*
JNL/Goldman Sachs Mid Cap Value Fund	0.025% for net assets greater than $500 million*
JNL/Invesco Small Cap Growth Fund	0.05% for net assets between $0 - $250 million*
JNL/Mellon Capital S&P 500 Index Fund	0.01%*
JNL/Mellon Capital Global Alpha Fund	0.10% for net net assets greater than $750 million
JNL/T. Rowe Price Value Fund	0.05% for net assets between $150 million and $500 million as long as the net assets for the Fund are above $1 billion

*Effective June 3, 2013.

The Adviser agreed to voluntarily waive annual advisory fees of 0.10% on the first $100 million of average daily net assets for the JNL/Lazard Emerging Markets Fund.

The amount of waived expenses for each Fund is recorded as expense waiver in each Fund’s Statement of Operations.

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2013

Affiliated Brokerage Commissions - During the period ended June 30, 2013, the following Funds paid brokerage fees to affiliates for the execution of purchases and sales of portfolio investments (in thousands):  JNL/Eagle SmallCap Equity Fund $2; JNL/Goldman Sachs Core Plus Bond Fund $2; JNL/Goldman Sachs Mid Cap Value Fund $36; JNL/Goldman Sachs U.S. Equity Flex Fund $3; JNL/JPMorgan International Value Fund $2; JNL/M&G Global Basics Fund $1.

Deferred Compensation Plan — Effective January 1, 2007, the Funds adopted a Deferred Compensation Plan whereby disinterested Trustees may defer the receipt of all or a portion of their compensation.  These deferred amounts, which remain as liabilities of the Funds, shall be treated as if invested and reinvested in shares of one or more affiliated funds at the discretion of the applicable Trustee.  These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected Funds.  Prior to January 1, 2007, Trustees were able to defer the receipt of their compensation under a separate plan.  Deferred amounts under this plan are credited at a fixed annual rate of return of five percent (5%).  Liabilities related to deferred balances are included in payable for trustee fees in the Statements of Assets and Liabilities.  Increases or decreases related to the changes in value of deferred balances are included in trustee fees set forth in the Statements of Operations.

Directed Brokerage Commissions - A Sub-Adviser may allocate a portion of a Fund’s equity security transactions (subject to obtaining best execution of each transaction) through certain designated broker/dealers which will rebate a portion of the brokerage commissions to that Fund.  Any amount credited to the Fund is reflected as brokerage commissions recaptured in the Statements of Operations.

Investments in Affiliates - During the period ended June 30, 2013, certain Funds invested in a money market fund which is managed by the Adviser. JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public. The Funds sub-advised by T. Rowe Price Associates, Inc. invested in T. Rowe Price Reserves Investment Fund as a cash management tool. Certain Funds participating in securities lending receive cash collateral, which is invested by the Custodian in the Securities Lending Cash Collateral Fund LLC, which is an affiliate of the Funds’ Adviser. JNAM serves as the Administrator for the Securities Lending Cash Collateral Fund LLC.

The Custodian is an affiliate of the Funds for which J.P. Morgan Investment Management Inc. is the Sub-Adviser.  JNL Institutional Alt Funds, JNL Disciplined Funds, JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital 10 x 10 Fund, JNL/Mellon Capital Index 5 Fund, JNL/S&P 4 Fund and JNL/S&P Funds invested solely in Class A shares of other affiliated Funds of the Trust and JNL Variable Fund LLC.

JNL/American Funds Blue Chip Income and Growth Fund, JNL/American Funds Global Bond Fund, JNL/American Funds Global Small Capitalization Fund, JNL/American Funds Growth Income Fund and JNL/American Funds New World Fund (“American Funds Feeder Funds”) invest primarily all of their investable assets in the respective American Funds Master Fund. Due to their ownership of more than 5% of the shares of the American Funds Master Fund, the JNL American Funds Feeder Funds may be deemed an affiliated person thereof under the 1940 Act.  JNL/BlackRock Global Allocation Fund invested in the iShares Gold Trust Fund, which is an affiliate of the Sub-Adviser. JNL/Mellon Capital International Index Fund invested in Prudential plc. JNAM is a wholly-owned subsidiary of Jackson and an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America. JNL/Mellon Capital S&P 500 Index Fund and JNL/Mellon Capital Bond Index Fund invested in the Bank of New York Mellon Corporation, the parent company of each Fund’s Sub-Adviser.

The total value and cost of such affiliated investments is disclosed separately in the Statements of Assets and Liabilities, and the associated income and realized gain (loss) are disclosed separately in the Statements of Operations.

NOTE 9.  BORROWING ARRANGEMENTS

Effective June 7, 2013, the Trust entered into a Syndicated Credit Agreement (“SCA”) with a group of lenders.  The Funds participate in the SCA with other funds managed by JNAM and Curian Capital, LLC, an affiliate of JNAM, in a credit facility which is used solely to finance shareholder redemptions or for other temporary or emergency purposes.  The Funds may borrow up to the lesser of the amount available under the facility or the limits set for borrowing by the Funds’ prospectuses and the 1940 Act.  Interest on borrowings are payable at the greater of the Federal Funds Rate or the one month LIBOR rate, plus 1.00% on an annualized basis.  The Funds pay an annual commitment fee of 0.075% for this facility and an annual administration fee to JPM Chase.  No amounts were borrowed under the facility during the period.  The fees are included in other expenses in the Funds’ Statements of Operations.

JNL/PPM America Floating Rate Income Fund participates in a $40 million committed, unsecured revolving line of credit facility.  Borrowings are to be used solely for temporary or emergency purposes.  The Fund may borrow up to the lesser of the amount available under the facility or the limits set for borrowing by the Fund’s prospectus and the 1940 Act.  Interest on borrowings are payable at the Federal Funds Rate on the borrowing date plus 1.25% on an annualized basis.  The Fund pays an annual commitment fee of 0.10% for this facility.  No amounts were borrowed under the facility during the year.  The commitment fee is included in other expenses in the Fund’s Statement of Operations.

NOTE 10.  INCOME TAX MATTERS

Each Fund is a separate taxpayer for federal income tax purposes.  Each Fund intends to qualify as a regulated investment company (“RIC”) and to distribute substantially all net investment income and net capital gains, if any, to its shareholders and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.  Therefore, no federal income tax provision is required.  Under current tax law, interest and dividend income and capital gains paid by the Funds are not currently taxable to shareholders when left to accumulate within a variable annuity contract.

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2013

The following information is presented on an income tax basis (in thousands).  Differences between amounts for financial statements and federal income tax purposes are primarily due to timing and character differences in recognizing certain gains and losses on investment transactions.  Permanent differences between financial statement and federal income tax reporting are reclassified within the capital accounts based on their federal income tax treatment.  Temporary differences do not require reclassification.  Permanent differences may include but are not limited to the following: expired capital loss carryforwards, foreign currency reclassifications, premium amortization or paydown reclassifications, reclassifications on the sale of passive foreign investment company (“PFIC”) or REIT securities, net operating losses, accounting treatment of notional principal contracts and partnerships, and distribution adjustments.  These reclassifications have no impact on net assets.

The Regulated Investment Company Modernization Act of 2010 (“Act”) was enacted on December 22, 2010.  Under the Act, a Fund is permitted to carry forward capital losses for an unlimited period.  However, any losses incurred during post-enactment taxable years are required to be utilized prior to the losses incurred in pre-enactment taxable years.  As a result of this ordering rule, pre-enactment capital loss carry forwards may be more likely to expire unused.  Additionally, post-enactment capital losses that are carried forward retain their character as either short-term or long-term capital losses, and are not considered exclusively short-term as under previous law.

At December 31, 2012, the Funds’ last fiscal year end, the following Funds had pre-enactment unused capital loss carryovers (in thousands) for U.S. federal income tax purposes, which may be used to offset future net realized capital gains.  If not used, the capital loss carryovers will expire as follows:

	Amount	Year(s) of Expiration
JNL/BlackRock Commodity Securities Fund	$21,797	2017
JNL/Capital Guardian Global Balanced Fund	34,847	2017-2018
JNL/Capital Guardian Global Diversified Research Fund	55,280	2016-2017
JNL/Franklin Templeton Founding Strategy Fund	9,243	2016
JNL/Franklin Templeton Global Growth Fund	17,474	2017-2018
JNL/Franklin Templeton Income Fund	68,520	2016-2018
JNL/Franklin Templeton Mutual Shares Fund	37,697	2017-2018
JNL/Invesco Global Real Estate Fund	7,476	2017
JNL/Invesco International Growth Fund	95,983	2016-2018
JNL/Ivy Asset Strategy Fund	42,824	2018
JNL/JPMorgan International Value Fund	207,700	2016-2018
JNL/JPMorgan MidCap Growth Fund	3,470	2017
JNL/JPMorgan U.S. Government & Quality Bond Fund	999	2014-2017
JNL/Lazard Mid Cap Equity Fund	42,793	2016-2017
JNL/Mellon Capital S&P 500 Index Fund	8,680	2013-2016
JNL/Mellon Capital International Index Fund	8,176	2017-2018
JNL/PPM America Value Equity Fund	100,710	2016-2017
JNL/T. Rowe Price Established Growth Fund	96,588	2017
JNL/T. Rowe Price Short-Term Bond Fund	21,370	2017-2018

At December 31, 2012, the Funds’ last fiscal year end, the following Funds had post-enactment unused capital loss carryovers (in thousands) for U.S. federal income tax purposes, which may be used to offset future net realized capital gains and will be carried forward indefinitely and retain their character as follows:

	Short Term Capital Losses	Long Term Capital Losses
JNL/BlackRock Commodity Securities Fund	$12,332	$10,699
JNL/BlackRock Global Allocation Fund	422	—
JNL/Eastspring Investments China-India Fund	2,389	5,485
JNL/Franklin Templeton Founding Strategy Fund	—	9,758
JNL/Franklin Templeton Income Fund	—	7,536
JNL/JPMorgan International Value Fund	8,798	25,511
JNL/JPMorgan U.S. Government & Quality Bond Fund	2,921	1,132
JNL/M&G Global Leaders Fund	1,541	279
JNL/Mellon Capital Emerging Market Index Fund	2,103	—
JNL/Mellon Capital European 30 Fund	630	158
JNL/Mellon Capital Pacific Rim 30 Fund	533	648
JNL/Mellon Capital International Index Fund	—	9,233
JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund	83	—
JNL/Morgan Stanley Mid Cap Growth Fund	71	—
JNL/PPM America Floating Rate Income Fund	1,705	894
JNL/PPM America Mid Cap Value Fund	184	—
JNL/Red Rocks Listed Private Equity Fund	8,896	21,447
JNL/T. Rowe Price Short-Term Bond Fund	4,764	3,077

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2013

At December 31, 2012, the Funds’ last fiscal year end, the following Funds had capital, currency and/or passive foreign investment company (“PFIC”) mark-to-market losses (in thousands) realized after October 31, 2012 (“Post-October losses”), which were deferred for tax purposes to the first day of the current fiscal year, January 1, 2013:

Amount
JNL/M&G Global Leaders Fund	$624
JNL/Mellon Capital International Index Fund	7,954
JNL/Mellon Capital Bond Index Fund	162
JNL/Morgan Stanley Mid Cap Growth Fund	91
JNL/PIMCO Total Return Bond Fund	1,643
JNL/PPM America Value Equity Fund	233
JNL/T. Rowe Price Established Growth Fund	1,813
JNL/T. Rowe Price Mid-Cap Growth Fund	7,796

As of June 30, 2013, the cost of investments and the components of net unrealized appreciation/(depreciation) (in thousands) were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
JNL/American Funds Blue Chip Income and Growth Fund	$785,633	$148,290	$(928)	$147,362
JNL/American Funds Global Bond Fund	484,486	—	(27,612)	(27,612)
JNL/American Funds Global Small Capitalization Fund	231,944	17,896	(1,169)	16,727
JNL/American Funds Growth-Income Fund	1,007,679	176,554	(1,720)	174,834
JNL/American Funds International Fund	401,339	24,489	(3,320)	21,169
JNL/American Funds New World Fund	505,853	14,561	(11,124)	3,437
JNL Institutional Alt 20 Fund	1,488,260	114,397	(30,633)	83,764
JNL Institutional Alt 35 Fund	2,098,435	146,838	(48,301)	98,537
JNL Institutional Alt 50 Fund	2,957,114	188,736	(76,393)	112,343
JNL Institutional Alt 65 Fund	811,142	40,753	(24,077)	16,676
JNL/American Funds Balanced Allocation Fund	272,288	12,765	(5,845)	6,920
JNL/American Funds Growth Allocation Fund	187,850	10,831	(2,834)	7,997
JNL Disciplined Moderate Fund	839,230	88,771	(14,087)	74,684
JNL Disciplined Moderate Growth Fund	893,518	112,557	(12,788)	99,769
JNL Disciplined Growth Fund	360,825	41,924	(6,202)	35,722
JNL/AQR Managed Futures Strategy Fund	503,783	16	—	16
JNL/BlackRock Commodity Securities Strategy Fund	1,396,012	161,239	(144,970)	16,269
JNL/BlackRock Global Allocation Fund	2,095,603	342,796	(252,457)	90,339
JNL/Brookfield Global Infrastructure Fund	440,188	35,406	(9,085)	26,321
JNL/Capital Guardian Global Balanced Fund	416,681	58,819	(19,138)	39,681
JNL/Capital Guardian Global Diversified Research Fund	305,740	81,771	(13,613)	68,158
JNL/DFA U.S. Core Equity Fund	272,495	50,765	(5,164)	45,601
JNL/Eagle SmallCap Equity Fund	1,342,955	245,266	(55,387)	189,879
JNL/Eastspring Investments Asia ex-Japan Fund	153,818	3,660	(22,327)	(18,667)
JNL/Eastspring Investments China-India Fund	387,760	17,985	(65,439)	(47,454)
JNL/Franklin Templeton Founding Strategy Fund	1,235,478	110,186	(8,691)	101,495
JNL/Franklin Templeton Global Growth Fund	693,845	143,059	(73,422)	69,637
JNL/Franklin Templeton Global Multisector Bond Fund	1,305,671	25,663	(30,353)	(4,690)
JNL/Franklin Templeton Income Fund	1,958,192	179,836	(97,940)	81,896
JNL/Franklin Templeton International Small Cap Growth Fund	283,769	49,464	(15,500)	33,964
JNL/Franklin Templeton Mutual Shares Fund	841,461	156,794	(40,324)	116,470
JNL/Franklin Templeton Small Cap Value Fund	623,271	132,382	(10,809)	121,573
JNL/Goldman Sachs Core Plus Bond Fund	1,081,059	13,193	(24,387)	(11,194)
JNL/Goldman Sachs Emerging Markets Debt Fund	958,586	6,141	(62,413)	(56,272)
JNL/Goldman Sachs Mid Cap Value Fund	945,728	110,430	(17,131)	93,299
JNL/Goldman Sachs U.S. Equity Flex Fund	182,501	22,808	(3,888)	18,920
JNL/Invesco Global Real Estate Fund	1,467,285	83,546	(56,043)	27,503
JNL/Invesco International Growth Fund	830,629	117,146	(39,512)	77,634
JNL/Invesco Large Cap Growth Fund	894,013	129,564	(29,782)	99,782
JNL/Invesco Small Cap Growth Fund	443,211	78,237	(11,425)	66,812
JNL/Ivy Asset Strategy Fund	2,276,998	247,572	(104,171)	143,401
JNL/JPMorgan International Value Fund	517,690	56,851	(25,432)	31,419
JNL/JPMorgan MidCap Growth Fund	855,103	119,104	(18,062)	101,042
JNL/JPMorgan U.S. Government & Quality Bond Fund	1,324,207	68,233	(16,421)	51,812
JNL/Lazard Emerging Markets Fund	1,575,153	145,936	(242,739)	(96,803)
JNL/Lazard Mid Cap Equity Fund	233,549	32,573	(5,626)	26,947
JNL/M&G Global Basics Fund	237,506	25,078	(24,428)	650
JNL/M&G Global Leaders Fund	50,662	7,532	(1,174)	6,358
JNL/Mellon Capital 10 x 10 Fund	288,803	49,935	(1,419)	48,516
JNL/Mellon Capital Index 5 Fund	526,615	91,906	(3,159)	88,747
JNL/Mellon Capital Emerging Markets Index Fund	547,417	31,375	(71,308)	(39,933)
JNL/Mellon Capital European 30 Fund	46,455	1,929	(3,440)	(1,511)
JNL/Mellon Capital Pacific Rim 30 Fund	138,309	9,943	(6,937)	3,006

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2013

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
JNL/Mellon Capital S&P 500 Index Fund	$1,609,525	$510,218	$(48,018)	$462,200
JNL/Mellon Capital S&P 400 MidCap Index Fund	1,165,311	286,708	(64,173)	222,535
JNL/Mellon Capital Small Cap Index Fund	1,172,520	330,490	(96,259)	234,231
JNL/Mellon Capital International Index Fund	1,861,748	317,431	(239,704)	77,727
JNL/Mellon Capital Bond Index Fund	2,168,748	44,322	(29,354)	14,968
JNL/Mellon Capital Global Alpha Fund	413,948	5	(4,034)	(4,029)
JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund	105,071	15,646	(4,116)	11,530
JNL/Mellon Capital Utilities Sector Fund	2,787	16	(174)	(158)
JNL/Morgan Stanley Mid Cap Growth Fund	34,070	3,674	(727)	2,947
JNL/Neuberger Berman Strategic Income Fund	210,724	851	(5,298)	(4,447)
JNL/Oppenheimer Global Growth Fund	691,896	139,770	(33,773)	105,997
JNL/PIMCO Real Return Fund	4,874,068	15,893	(138,471)	(122,578)
JNL/PIMCO Total Return Bond Fund	6,856,721	80,910	(137,249)	(56,339)
JNL/PPM America Floating Rate Income Fund	1,167,354	3,257	(7,557)	(4,300)
JNL/PPM America High Yield Bond Fund	2,496,990	93,224	(58,150)	35,074
JNL/PPM America Mid Cap Value Fund	248,265	26,454	(7,185)	19,269
JNL/PPM America Small Cap Value Fund	143,903	14,676	(4,148)	10,528
JNL/PPM America Value Equity Fund	124,042	24,880	(4,434)	20,446
JNL/Red Rocks Listed Private Equity Fund	595,691	82,753	(20,647)	62,106
JNL/S&P Competitive Advantage Fund	983,515	203,915	(34,695)	169,220
JNL/S&P Dividend Income & Growth Fund	1,485,497	261,707	(11,002)	250,705
JNL/S&P Intrinsic Value Fund	877,878	196,821	(18,372)	178,449
JNL/S&P Total Yield Fund	711,067	149,394	(8,053)	141,341
JNL/S&P 4 Fund	1,374,144	456,715	(1,465)	455,250
JNL/S&P Managed Conservative Fund	1,796,631	75,619	(46,121)	29,498
JNL/S&P Managed Moderate Fund	2,972,925	193,599	(67,780)	125,819
JNL/S&P Managed Moderate Growth Fund	4,956,147	420,233	(97,305)	322,928
JNL/S&P Managed Growth Fund	3,365,490	400,099	(78,538)	321,561
JNL/S&P Managed Aggressive Growth Fund	1,118,299	128,276	(18,860)	109,416
JNL/T. Rowe Price Established Growth Fund	2,804,871	742,962	(55,892)	687,070
JNL/T. Rowe Price Mid-Cap Growth Fund	1,703,269	499,876	(37,767)	462,109
JNL/T. Rowe Price Short-Term Bond Fund	2,016,888	11,357	(12,680)	(1,323)
JNL/T. Rowe Price Value Fund	1,815,765	391,636	(33,966)	357,670
JNL/UBS Large Cap Select Growth Fund	447,285	66,732	(21,422)	45,310
JNL/WMC Balanced Fund	2,737,068	381,283	(38,105)	343,178
JNL/WMC Money Market Fund	1,474,402	—	—	—
JNL/WMC Value Fund	1,297,693	348,271	(23,967)	324,304

The tax character of distributions paid (in thousands) during the Funds’ fiscal year ended December 31, 2012 was as follows:

	Net Ordinary Income *	Long-term Capital Gain	Return of Capital
JNL/American Funds Blue Chip Income and Growth Fund	$5,813	$717	$—
JNL/American Funds Global Bond Fund	8,368	3,503	—
JNL/American Funds Global Small Capitalization Fund	2,539	279	—
JNL/American Funds Growth-Income Fund	6,014	388	—
JNL/American Funds International Fund	3,629	365	—
JNL/American Funds New World Fund	5,106	488	—
JNL Institutional Alt 20 Fund	20,382	28,063	—
JNL Institutional Alt 35 Fund	35,317	49,338	—
JNL Institutional Alt 50 Fund	44,561	68,334	—
JNL Institutional Alt 65 Fund	24,432	50,142	—
JNL Disciplined Moderate Fund	9,961	22,273	—
JNL Disciplined Moderate Growth Fund	9,844	23,526	—
JNL Disciplined Growth Fund	3,204	8,109	—
JNL/Brookfield Global Infrastructure Fund	87	—	—
JNL/Capital Guardian Global Balanced Fund	8,165	—	—
JNL/Capital Guardian Global Diversified Research Fund	3,961	—	—
JNL/DFA U.S. Core Equity Fund	1,918	—	—
JNL/Eagle SmallCap Equity Fund	—	9,608	—
JNL/Eastspring Investments Asia ex-Japan Fund	1,977	4,888	—
JNL/Eastspring Investments China-India Fund	2,540	—	—
JNL/Franklin Templeton Founding Strategy Fund	25,315	—	—
JNL/Franklin Templeton Global Growth Fund	8,959	—	—
JNL/Franklin Templeton Global Multisector Bond Fund	1,620	—	—
JNL/Franklin Templeton Income Fund	68,558	—	—
JNL/Franklin Templeton International Small Cap Growth Fund	3,223	—	—
JNL/Franklin Templeton Mutual Shares Fund	11,622	—	—
JNL/Franklin Templeton Small Cap Value Fund	2,018	1,037	—
JNL/Goldman Sachs Core Plus Bond Fund	39,322	11,092	—

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2013

	Net Ordinary Income *	Long-term Capital Gain	Return of Capital
JNL/Goldman Sachs Emerging Markets Debt Fund	$14,876	$6,030	$—
JNL/Goldman Sachs Mid Cap Value Fund	9,749	9,411	—
JNL/Goldman Sachs U.S. Equity Flex Fund	458	—	—
JNL/Invesco Global Real Estate Fund	8,321	—	—
JNL/Invesco International Growth Fund	11,351	—	—
JNL/Invesco Large Cap Growth Fund	—	28,599	—
JNL/Invesco Small Cap Growth Fund	—	12,509	—
JNL/Ivy Asset Strategy Fund	1,925	—	—
JNL/JPMorgan International Value Fund	21,573	—	—
JNL/JPMorgan U.S. Government & Quality Bond Fund	36,041	—	—
JNL/Lazard Emerging Markets Fund	27,477	33,166	—
JNL/Lazard Mid Cap Equity Fund	579	—	—
JNL/M&G Global Basics Fund	2,296	5,514	—
JNL/M&G Global Leaders Fund	459	78	—
JNL/Mellon Capital 10 x 10 Fund	7,118	2,859	—
JNL/Mellon Capital Index 5 Fund	7,665	14,811	—
JNL/Mellon Capital Emerging Markets Index Fund	142	—	—
JNL/Mellon Capital European 30 Fund	1,079	321	—
JNL/Mellon Capital Pacific Rim 30 Fund	3,352	507	—
JNL/Mellon Capital S&P 500 Index Fund	23,906	12,730	—
JNL/Mellon Capital S&P 400 MidCap Index Fund	12,305	23,559	—
JNL/Mellon Capital Small Cap Index Fund	19,084	26,901	—
JNL/Mellon Capital International Index Fund	43,879	—	—
JNL/Mellon Capital Bond Index Fund	42,916	4,640	—
JNL/Mellon Capital Global Alpha Fund	—	7,902	—
JNL/Morgan Stanley Mid Cap Growth Fund	46	—	18
JNL/Oppenheimer Global Growth Fund	5,979	—	—
JNL/PIMCO Real Return Fund	215,358	10,876	—
JNL/PIMCO Total Return Bond Fund	191,538	28,010	—
JNL/PPM America Floating Rate Income Fund	15,175	—	—
JNL/PPM America High Yield Bond Fund	114,070	—	—
JNL/PPM America Mid Cap Value Fund	4,631	5,174	—
JNL/PPM America Small Cap Value Fund	1,111	2,532	—
JNL/PPM America Value Equity Fund	1,624	—	—
JNL/Red Rocks Listed Private Equity Fund	—	7,955	—
JNL/S&P Competitive Advantage Fund	5,150	9,513	—
JNL/S&P Dividend Income & Growth Fund	30,471	40,651	—
JNL/S&P Intrinsic Value Fund	9,135	13,209	—
JNL/S&P Total Yield Fund	5,684	3,532	—
JNL/S&P 4 Fund	22,259	47,013	—
JNL/S&P Managed Conservative Fund	41,301	22,099	—
JNL/S&P Managed Moderate Fund	52,132	79,454	—
JNL/S&P Managed Moderate Growth Fund	72,539	143,081	—
JNL/S&P Managed Growth Fund	38,173	93,531	—
JNL/S&P Managed Aggressive Growth Fund	9,238	—	—
JNL/T. Rowe Price Mid-Cap Growth Fund	10,781	68,781	—
JNL/T. Rowe Price Short-Term Bond Fund	18,053	—	—
JNL/T. Rowe Price Value Fund	18,624	—	—
JNL/UBS Large Cap Select Growth Fund	712	39,404	—
JNL/WMC Balanced Fund	28,402	17,348	—
JNL/WMC Money Market Fund	14	—	—
JNL/WMC Value Fund	27,537	41,220	—

*    Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

FASB ASC Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the “more-likely-than-not” threshold would result in the Funds recording a tax expense in the current year.  FASB ASC Topic 740 requires that management evaluate the tax positions taken in returns for 2009, 2010, 2011 and 2012, which remain subject to examination by the Internal Revenue Service and certain other jurisdictions.  Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no provision for federal income tax was required in the Funds’ financial statements during the period ended June 30, 2013.

NOTE 11.  SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements are issued, and has concluded there are no events that require adjustments to the financial statements or disclosure in the footnotes except for the following:

Board Meeting Approvals - At a meeting held May 30 and 31, 2013, the Board voted to approve the following Fund acquisitions effective September 16, 2013:  JNL/Franklin Templeton Global Growth Fund to acquire JNL/M&G Global Leaders Fund; JNL/S&P Dividend Income & Growth Fund to acquire

JNL Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2013

JNL/Mellon Capital DowSM Dividend Fund, a Fund in JNL Variable Fund LLC; JNL/Mellon Capital Small Cap Index Fund to acquire JNL/Mellon Capital Select Small-Cap Fund, a Fund in JNL Variable Fund LLC; JNL/Mellon Capital S&P 500 Index Fund to acquire JNL/Mellon Capital VIP Fund, a Fund in JNL Variable Fund LLC.

At the same meeting, the Board voted to approve replacing the Sub-Adviser for JNL/Lazard Mid Cap Equity Fund from Lazard Asset Management LLC to Invesco Advisers, Inc., effective September 16, 2013.  At that same time, the name of the Fund will be changed to JNL/Invesco Mid Cap Value Fund.  Additionally, the Board voted to approve replacing the Sub-Adviser for JNL/UBS Large Cap Select Growth Fund from UBS Global Asset Management (Americas) Inc. to BlackRock Investment Management, LLC, effective September 16, 2013.  At that same time, the name of the Fund will be changed to JNL/BlackRock Large Cap Select Growth Fund.

JNL Series Trust (Unaudited)

Additional Disclosures

June 30, 2013

Disclosure of Fund Expenses

Shareholders incur ongoing costs, which include costs for portfolio management, administrative services, Rule 12b-1 fees (Class A shares of certain Funds) and other operating expenses.  Operating expenses such as these are deducted from each Fund’s gross income and directly reduce the final investment return.  These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio.  The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.  The examples do not reflect the expenses of the variable insurance contracts or the separate account.  Total expenses would be higher if these expenses were included.

Expenses Using Actual Fund Return.  This section provides information about the actual account values and actual expenses incurred by the Fund.  Use the information in this section, together with the amount invested, to estimate the expenses paid over the period.  Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses paid during this period.

Expenses Using Hypothetical 5% Return.  This section provides information that can be used to compare each Fund’s costs with those of other mutual funds.  It assumes that the Fund’s expense ratio for the period is unchanged and assumes an annual 5% return before expenses, which is not the Fund’s actual return.  This example is useful in making comparisons because the SEC requires all mutual funds to make the 5% calculation.

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning Account Value 1/1/2013	Ending Account Value 6/30/2013	Annualized Expense Ratios	Expenses Paid During Period†	Beginning Account Value 1/1/2013	Ending Account Value 6/30/2013	Annualized Expense Ratios	Expenses Paid During Period††
JNL/American Funds Blue Chip Income and Growth Fund
Class A	$1,000.00	$1,142.10	0.65%	$3.45	$1,000.00	$1,021.58	0.65%	$3.26
Class B	1,000.00	1,142.20	0.40	2.12	1,000.00	1,022.82	0.40	2.01
JNL/American Funds Global Bond Fund
Class A	1,000.00	948.00	0.55	2.66	1,000.00	1,022.05	0.55	2.76
Class B	1,000.00	949.20	0.30	1.45	1,000.00	1,023.29	0.30	1.51
JNL/American Funds Global Small Capitalization Fund
Class A	1,000.00	1,087.50	0.55	2.85	1,000.00	1,022.05	0.55	2.76
Class B	1,000.00	1,088.00	0.30	1.55	1,000.00	1,023.29	0.30	1.51
JNL/American Funds Growth-Income Fund
Class A	1,000.00	1,115.30	0.70	3.67	1,000.00	1,021.33	0.70	3.51
Class B	1,000.00	1,116.50	0.45	2.36	1,000.00	1,022.57	0.45	2.26
JNL/American Funds International Fund
Class A	1,000.00	1,030.80	0.70	3.52	1,000.00	1,021.32	0.70	3.51
Class B	1,000.00	1,031.60	0.45	2.27	1,000.00	1,022.56	0.45	2.26
JNL/American Funds New World Fund
Class A	1,000.00	974.20	0.65	3.18	1,000.00	1,021.56	0.65	3.26
Class B	1,000.00	975.20	0.40	1.96	1,000.00	1,022.79	0.40	2.01
JNL Institutional Alt 20 Fund
Class A	1,000.00	1,033.70	0.17	0.86	1,000.00	1,023.95	0.17	0.85
JNL Institutional Alt 35 Fund
Class A	1,000.00	1,028.10	0.16	0.80	1,000.00	1,023.98	0.16	0.80
JNL Institutional Alt 50 Fund
Class A	1,000.00	1,020.60	0.16	0.80	1,000.00	1,023.99	0.16	0.80
JNL Institutional Alt 65 Fund
Class A	1,000.00	1,018.90	0.18	0.90	1,000.00	1,023.89	0.18	0.90
JNL/American Funds Balanced Allocation Fund
Class A	1,000.00	1,039.30	0.69	3.49	1,000.00	1,021.36	0.69	3.46
JNL/American Funds Growth Allocation Fund
Class A	1,000.00	1,058.40	0.69	3.52	1,000.00	1,021.36	0.69	3.46
JNL Disciplined Moderate Fund
Class A	1,000.00	1,058.40	0.16	0.82	1,000.00	1,023.99	0.16	0.80
JNL Disciplined Moderate Growth Fund
Class A	1,000.00	1,079.90	0.16	0.83	1,000.00	1,024.00	0.16	0.80
JNL Disciplined Growth Fund
Class A	1,000.00	1,081.00	0.18	0.93	1,000.00	1,023.89	0.18	0.90
JNL/AQR Managed Futures Strategy Fund
Class A	1,000.00	1,011.00	1.35	6.73	1,000.00	1,018.11	1.35	6.76
Class B	1,000.00	1,012.00	1.15	5.74	1,000.00	1,019.10	1.15	5.76
JNL/BlackRock Commodity Securities Strategy Fund
Class A	1,000.00	993.20	0.97	4.79	1,000.00	1,019.96	0.97	4.86
Class B	1,000.00	994.20	0.77	3.81	1,000.00	1,020.96	0.77	3.86
JNL/BlackRock Global Allocation Fund
Class A	1,000.00	1,041.40	1.09	5.52	1,000.00	1,019.41	1.09	5.46
Class B	1,000.00	1,043.10	0.89	4.51	1,000.00	1,020.40	0.89	4.46

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning Account Value 1/1/2013	Ending Account Value 6/30/2013	Annualized Expense Ratios	Expenses Paid During Period†	Beginning Account Value 1/1/2013	Ending Account Value 6/30/2013	Annualized Expense Ratios	Expenses Paid During Period††
JNL/Brookfield Global Infrastructure Fund
Class A	$1,000.00	$1,087.90	1.15%	$5.95	$1,000.00	$1,019.08	1.15%	$5.76
Class B	1,000.00	1,088.50	0.95	4.92	1,000.00	1,020.07	0.95	4.76
JNL/Capital Guardian Global Balanced Fund
Class A	1,000.00	1,034.20	1.01	5.09	1,000.00	1,019.78	1.01	5.06
Class B	1,000.00	1,035.30	0.81	4.09	1,000.00	1,020.77	0.81	4.06
JNL/Capital Guardian Global Diversified Research Fund
Class A	1,000.00	1,057.50	1.09	5.56	1,000.00	1,019.40	1.09	5.46
Class B	1,000.00	1,058.50	0.89	4.54	1,000.00	1,020.39	0.89	4.46
JNL/DFA U.S. Core Equity Fund
Class A	1,000.00	1,147.20	0.80	4.26	1,000.00	1,020.81	0.80	4.01
Class B	1,000.00	1,149.10	0.60	3.20	1,000.00	1,021.81	0.60	3.01
JNL/Eagle SmallCap Equity Fund
Class A	1,000.00	1,131.80	0.97	5.13	1,000.00	1,019.96	0.97	4.86
Class B	1,000.00	1,132.70	0.77	4.07	1,000.00	1,020.95	0.77	3.86
JNL/Eastspring Investments Asia ex-Japan Fund
Class A	1,000.00	874.70	1.26	5.86	1,000.00	1,018.53	1.26	6.31
Class B	1,000.00	875.00	1.06	4.93	1,000.00	1,019.52	1.06	5.31
JNL/Eastspring Investments China-India Fund
Class A	1,000.00	882.10	1.31	6.11	1,000.00	1,018.31	1.31	6.56
Class B	1,000.00	882.90	1.11	5.18	1,000.00	1,019.30	1.11	5.56
JNL/Franklin Templeton Founding Strategy Fund
Class A	1,000.00	1,085.20	0.05	0.26	1,000.00	1,024.53	0.05	0.25
JNL/Franklin Templeton Global Growth Fund
Class A	1,000.00	1,088.40	1.03	5.33	1,000.00	1,019.68	1.03	5.16
Class B	1,000.00	1,089.30	0.83	4.30	1,000.00	1,020.67	0.83	4.16
JNL/Franklin Templeton Global Multisector Bond Fund
Class A	1,000.00	997.50	1.09	5.40	1,000.00	1,019.38	1.09	5.46
Class B	1,000.00	998.30	0.89	4.41	1,000.00	1,020.38	0.89	4.46
JNL/Franklin Templeton Income Fund
Class A	1,000.00	1,042.20	0.93	4.71	1,000.00	1,020.18	0.93	4.66
Class B	1,000.00	1,043.70	0.73	3.70	1,000.00	1,021.17	0.73	3.66
JNL/Franklin Templeton International Small Cap Growth Fund
Class A	1,000.00	1,080.90	1.30	6.71	1,000.00	1,018.33	1.30	6.51
Class B	1,000.00	1,082.80	1.10	5.68	1,000.00	1,019.33	1.10	5.51
JNL/Franklin Templeton Mutual Shares Fund
Class A	1,000.00	1,127.00	1.02	5.38	1,000.00	1,019.72	1.02	5.11
Class B	1,000.00	1,128.20	0.82	4.33	1,000.00	1,020.72	0.82	4.11
JNL/Franklin Templeton Small Cap Value Fund
Class A	1,000.00	1,106.90	1.08	5.64	1,000.00	1,019.43	1.08	5.41
Class B	1,000.00	1,107.90	0.88	4.60	1,000.00	1,020.42	0.88	4.41
JNL/Goldman Sachs Core Plus Bond Fund
Class A	1,000.00	978.30	0.88	4.32	1,000.00	1,020.43	0.88	4.41
Class B	1,000.00	979.40	0.68	3.34	1,000.00	1,021.41	0.68	3.41
JNL/Goldman Sachs Emerging Markets Debt Fund
Class A	1,000.00	929.10	1.06	5.07	1,000.00	1,019.53	1.06	5.31
Class B	1,000.00	929.70	0.86	4.11	1,000.00	1,020.52	0.86	4.31
JNL/Goldman Sachs Mid Cap Value Fund
Class A	1,000.00	1,152.80	1.01	5.39	1,000.00	1,019.81	1.01	5.06
Class B	1,000.00	1,153.30	0.81	4.32	1,000.00	1,020.80	0.81	4.06
JNL/Goldman Sachs U.S. Equity Flex Fund
Class A	1,000.00	1,135.50	1.95	10.33	1,000.00	1,015.13	1.95	9.74
Class B	1,000.00	1,136.80	1.75	9.27	1,000.00	1,016.13	1.75	8.75
JNL/Invesco Global Real Estate Fund
Class A	1,000.00	1,010.10	1.06	5.28	1,000.00	1,019.56	1.06	5.31
Class B	1,000.00	1,012.00	0.86	4.29	1,000.00	1,020.55	0.86	4.31
JNL/Invesco International Growth Fund
Class A	1,000.00	1,016.50	1.00	5.00	1,000.00	1,019.85	1.00	5.01
Class B	1,000.00	1,017.50	0.80	4.00	1,000.00	1,020.84	0.80	4.01
JNL/Invesco Large Cap Growth Fund
Class A	1,000.00	1,088.20	0.96	4.97	1,000.00	1,020.03	0.96	4.81
Class B	1,000.00	1,088.80	0.76	3.94	1,000.00	1,021.02	0.76	3.81
JNL/Invesco Small Cap Growth Fund
Class A	1,000.00	1,151.00	1.13	6.03	1,000.00	1,019.19	1.13	5.66
Class B	1,000.00	1,151.20	0.93	4.96	1,000.00	1,020.18	0.93	4.66
JNL/Ivy Asset Strategy Fund
Class A	1,000.00	1,027.50	1.21	6.08	1,000.00	1,018.80	1.21	6.06
Class B	1,000.00	1,013.70	1.01	5.04	1,000.00	1,019.77	1.01	5.06

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning Account Value 1/1/2013	Ending Account Value 6/30/2013	Annualized Expense Ratios	Expenses Paid During Period†	Beginning Account Value 1/1/2013	Ending Account Value 6/30/2013	Annualized Expense Ratios	Expenses Paid During Period††
JNL/JPMorgan International Value Fund
Class A	$1,000.00	$1,022.50	1.03%	$5.17	$1,000.00	$1,019.68	1.03%	$5.16
Class B	1,000.00	1,024.80	0.83	4.17	1,000.00	1,020.67	0.83	4.16
JNL/JPMorgan MidCap Growth Fund
Class A	1,000.00	1,156.20	0.97	5.19	1,000.00	1,019.99	0.97	4.86
Class B	1,000.00	1,156.90	0.77	4.12	1,000.00	1,020.99	0.77	3.86
JNL/JPMorgan U.S. Government & Quality Bond Fund
Class A	1,000.00	973.00	0.68	3.33	1,000.00	1,021.40	0.68	3.41
Class B	1,000.00	974.20	0.48	2.35	1,000.00	1,022.39	0.48	2.41
JNL/Lazard Emerging Markets Fund
Class A	1,000.00	907.60	1.22	5.77	1,000.00	1,018.72	1.22	6.11
Class B	1,000.00	908.90	1.02	4.83	1,000.00	1,019.71	1.02	5.11
JNL/Lazard Mid Cap Equity Fund
Class A	1,000.00	1,144.80	1.01	5.37	1,000.00	1,019.77	1.01	5.06
Class B	1,000.00	1,146.10	0.81	4.31	1,000.00	1,020.76	0.81	4.06
JNL/M&G Global Basics Fund
Class A	1,000.00	975.80	1.21	5.93	1,000.00	1,018.81	1.21	6.06
Class B	1,000.00	976.70	1.01	4.95	1,000.00	1,019.81	1.01	5.06
JNL/M&G Global Leaders Fund
Class A	1,000.00	1,110.00	1.20	6.28	1,000.00	1,018.82	1.20	6.01
Class B	1,000.00	1,111.50	1.00	5.24	1,000.00	1,019.82	1.00	5.01
JNL/Mellon Capital 10 x 10 Fund
Class A	1,000.00	1,109.00	0.05	0.26	1,000.00	1,024.53	0.05	0.25
JNL/Mellon Capital Index 5 Fund
Class A	1,000.00	1,086.60	0.05	0.26	1,000.00	1,024.53	0.05	0.25
JNL/Mellon Capital Emerging Markets Index Fund
Class A	1,000.00	888.50	0.81	3.79	1,000.00	1,020.77	0.81	4.06
Class B	1,000.00	889.60	0.61	2.86	1,000.00	1,021.78	0.61	3.06
JNL/Mellon Capital European 30 Fund
Class A	1,000.00	1,059.10	0.77	3.93	1,000.00	1,020.96	0.77	3.86
Class B	1,000.00	1,059.70	0.57	2.91	1,000.00	1,021.95	0.57	2.86
JNL/Mellon Capital Pacific Rim 30 Fund
Class A	1,000.00	1,071.20	0.73	3.75	1,000.00	1,021.17	0.73	3.66
Class B	1,000.00	1,072.30	0.53	2.72	1,000.00	1,022.15	0.53	2.66
JNL/Mellon Capital S&P 500 Index Fund
Class A	1,000.00	1,135.40	0.57	3.02	1,000.00	1,021.99	0.57	2.86
Class B	1,000.00	1,136.10	0.37	1.96	1,000.00	1,022.98	0.37	1.86
JNL/Mellon Capital S&P 400 MidCap Index Fund
Class A	1,000.00	1,143.80	0.58	3.08	1,000.00	1,021.91	0.58	2.91
Class B	1,000.00	1,145.20	0.38	2.02	1,000.00	1,022.91	0.38	1.91
JNL/Mellon Capital Small Cap Index Fund
Class A	1,000.00	1,157.60	0.56	3.00	1,000.00	1,022.00	0.56	2.81
Class B	1,000.00	1,158.80	0.36	1.93	1,000.00	1,023.00	0.36	1.81
JNL/Mellon Capital International Index Fund
Class A	1,000.00	1,031.90	0.65	3.27	1,000.00	1,021.60	0.65	3.26
Class B	1,000.00	1,033.30	0.45	2.27	1,000.00	1,022.59	0.45	2.26
JNL/Mellon Capital Bond Index Fund
Class A	1,000.00	972.20	0.56	2.74	1,000.00	1,022.02	0.56	2.81
Class B	1,000.00	973.00	0.36	1.76	1,000.00	1,023.01	0.36	1.81
JNL/Mellon Capital Global Alpha Fund
Class A	1,000.00	997.10	1.35	6.68	1,000.00	1,018.10	1.35	6.76
Class B	1,000.00	998.10	1.15	5.70	1,000.00	1,019.09	1.15	5.76
JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund
Class A	1,000.00	1,175.10	0.70	3.78	1,000.00	1,021.32	0.70	3.51
Class B	1,000.00	1,176.90	0.50	2.70	1,000.00	1,022.32	0.50	2.51
JNL/Mellon Capital Utilities Sector Fund*
Class A	1,000.00	933.00	0.80	1.33	1,000.00	1,020.84	0.80	4.01
JNL/Morgan Stanley Mid Cap Growth Fund
Class A	1,000.00	1,147.60	1.12	5.96	1,000.00	1,019.26	1.12	5.61
Class B	1,000.00	1,149.70	0.92	4.90	1,000.00	1,020.25	0.92	4.61
JNL/Neuberger Berman Strategic Income Fund
Class A	1,000.00	980.10	0.95	4.66	1,000.00	1,020.07	0.95	4.76
Class B	1,000.00	981.00	0.75	3.68	1,000.00	1,021.06	0.75	3.76
JNL/Oppenheimer Global Growth Fund
Class A	1,000.00	1,077.20	1.00	5.15	1,000.00	1,019.85	1.00	5.01
Class B	1,000.00	1,078.00	0.80	4.12	1,000.00	1,020.84	0.80	4.01
JNL/PIMCO Real Return Fund
Class A	1,000.00	918.50	0.85	4.04	1,000.00	1,020.60	0.85	4.26
Class B	1,000.00	919.30	0.65	3.09	1,000.00	1,021.64	0.65	3.26

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning Account Value 1/1/2013	Ending Account Value 6/30/2013	Annualized Expense Ratios	Expenses Paid During Period†	Beginning Account Value 1/1/2013	Ending Account Value 6/30/2013	Annualized Expense Ratios	Expenses Paid During Period††
JNL/PIMCO Total Return Bond Fund
Class A	$1,000.00	$969.40	0.80%	$3.91	$1,000.00	$1,020.80	0.80%	$4.01
Class B	1,000.00	970.60	0.60	2.93	1,000.00	1,021.80	0.60	3.01
JNL/PPM America Floating Rate Income Fund
Class A	1,000.00	1,015.10	0.99	4.95	1,000.00	1,019.88	0.99	4.96
JNL/PPM America High Yield Bond Fund
Class A	1,000.00	1,016.60	0.74	3.70	1,000.00	1,021.14	0.74	3.71
Class B	1,000.00	1,018.60	0.54	2.70	1,000.00	1,022.13	0.54	2.71
JNL/PPM America Mid Cap Value Fund
Class A	1,000.00	1,163.50	1.06	5.69	1,000.00	1,019.56	1.06	5.31
Class B	1,000.00	1,164.90	0.86	4.62	1,000.00	1,020.56	0.86	4.31
JNL/PPM America Small Cap Value Fund
Class A	1,000.00	1,152.00	1.06	5.66	1,000.00	1,019.54	1.06	5.31
Class B	1,000.00	1,152.70	0.86	4.59	1,000.00	1,020.53	0.86	4.31
JNL/PPM America Value Equity Fund
Class A	1,000.00	1,180.60	0.86	4.65	1,000.00	1,020.55	0.86	4.31
Class B	1,000.00	1,181.40	0.66	3.57	1,000.00	1,021.54	0.66	3.31
JNL/Red Rocks Listed Private Equity Fund
Class A	1,000.00	1,129.70	1.17	6.18	1,000.00	1,018.97	1.17	5.86
Class B	1,000.00	1,129.80	0.97	5.12	1,000.00	1,019.96	0.97	4.86
JNL/S&P Competitive Advantage Fund
Class A	1,000.00	1,157.90	0.68	3.64	1,000.00	1,021.43	0.68	3.41
Class B	1,000.00	1,159.20	0.48	2.57	1,000.00	1,022.42	0.48	2.41
JNL/S&P Dividend Income & Growth Fund
Class A	1,000.00	1,182.60	0.67	3.63	1,000.00	1,021.47	0.67	3.36
Class B	1,000.00	1,184.10	0.47	2.55	1,000.00	1,022.46	0.47	2.36
JNL/S&P Intrinsic Value Fund
Class A	1,000.00	1,246.10	0.68	3.79	1,000.00	1,021.42	0.68	3.41
Class B	1,000.00	1,247.10	0.48	2.67	1,000.00	1,022.41	0.48	2.41
JNL/S&P Total Yield Fund
Class A	1,000.00	1,248.10	0.69	3.85	1,000.00	1,021.37	0.69	3.46
Class B	1,000.00	1,249.00	0.49	2.73	1,000.00	1,022.37	0.49	2.46
JNL/S&P 4 Fund
Class A	1,000.00	1,208.30	0.05	0.27	1,000.00	1,024.53	0.05	0.25
JNL/S&P Managed Conservative Fund
Class A	1,000.00	1,000.90	0.15	0.74	1,000.00	1,024.07	0.15	0.75
JNL/S&P Managed Moderate Fund
Class A	1,000.00	1,023.60	0.14	0.70	1,000.00	1,024.09	0.14	0.70
JNL/S&P Managed Moderate Growth Fund
Class A	1,000.00	1,040.80	0.14	0.71	1,000.00	1,024.11	0.14	0.70
JNL/S&P Managed Growth Fund
Class A	1,000.00	1,069.30	0.14	0.72	1,000.00	1,024.10	0.14	0.70
JNL/S&P Managed Aggressive Growth Fund
Class A	1,000.00	1,082.50	0.15	0.77	1,000.00	1,024.03	0.15	0.75
JNL/T. Rowe Price Established Growth Fund
Class A	1,000.00	1,110.80	0.86	4.50	1,000.00	1,020.51	0.86	4.31
Class B	1,000.00	1,112.20	0.66	3.46	1,000.00	1,021.50	0.66	3.31
JNL/T. Rowe Price Mid-Cap Growth Fund
Class A	1,000.00	1,150.70	1.01	5.39	1,000.00	1,019.80	1.01	5.06
Class B	1,000.00	1,151.60	0.81	4.32	1,000.00	1,020.79	0.81	4.06
JNL/T. Rowe Price Short-Term Bond Fund
Class A	1,000.00	994.00	0.70	3.46	1,000.00	1,021.31	0.70	3.51
Class B	1,000.00	996.10	0.50	2.47	1,000.00	1,022.31	0.50	2.51
JNL/T. Rowe Price Value Fund
Class A	1,000.00	1,175.90	0.91	4.91	1,000.00	1,020.27	0.91	4.56
Class B	1,000.00	1,176.70	0.71	3.83	1,000.00	1,021.26	0.71	3.56
JNL/UBS Large Cap Select Growth Fund
Class A	1,000.00	1,097.60	0.97	5.04	1,000.00	1,019.99	0.97	4.86
Class B	1,000.00	1,098.80	0.77	4.01	1,000.00	1,020.99	0.77	3.86
JNL/WMC Balanced Fund
Class A	1,000.00	1,093.10	0.74	3.84	1,000.00	1,021.13	0.74	3.71
Class B	1,000.00	1,094.40	0.54	2.80	1,000.00	1,022.13	0.54	2.71
JNL/WMC Money Market Fund
Class A	1,000.00	1,000.00	0.20	0.99	1,000.00	1,023.80	0.20	1.00
Class B	1,000.00	1,000.00	0.20	0.99	1,000.00	1,023.80	0.20	1.00

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning Account Value 1/1/2013	Ending Account Value 6/30/2013	Annualized Expense Ratios	Expenses Paid During Period†	Beginning Account Value 1/1/2013	Ending Account Value 6/30/2013	Annualized Expense Ratios	Expenses Paid During Period††
JNL/WMC Value Fund
Class A	$1,000.00	$1,158.00	0.78%	$4.17	$1,000.00	$1,020.92	0.78%	$3.91
Class B	1,000.00	1,159.50	0.58	3.11	1,000.00	1,021.91	0.58	2.91

* Fund has less than 6-month’s operating history.  For Funds with less than 6-month’s operating history, the amounts reported under Expenses Using Hypothetical 5% Return are not comparable to the amounts reported in Expenses Using Actual Fund Return.

† For Funds with at least 6-month operating history, expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the period, then multiplied by 181/365 (to reflect the most recent 6-month period).  For Funds with less than 6-month’s operating history, expenses paid during the period are equal to the annualized net expenses ratio, multiplied by the average account value over the period since inception, then multiplied by 63/365 (to reflect the period since the Fund’s inception).

†† Expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the period, then multiplied by 181/365 (to reflect the most recent 6-month period).

Quarterly Portfolio Holdings

The Funds file a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov.  The Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.  It is also available upon request from the registrant by calling the Funds toll-free at 1-866-255-1935.

Proxy Voting Guidelines

The Board has adopted the proxy voting policy and procedures (“Policy”) of the Funds’ Adviser, pursuant to which the Board has delegated proxy voting responsibility to the Adviser, and pursuant to which the Adviser has delegated proxy voting responsibility to each of the Sub-Advisers, except Standard & Poor’s Investment Advisory Services LLC (“SPIAS”), which does not have a proxy voting policy, nor does SPIAS vote proxies.  The Trust has approved each of the Sub-Adviser’s proxy voting policies and procedures (“Procedures”).

The Policy is designed to promote accountability of the company’s management to its shareholders and to align the interests of management with those shareholders.  The Sub-Advisers generally review each matter on a case-by-case basis in order to make a determination of how to vote in a manner that best serves the interests of Fund shareholders.  The Sub-Advisers may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote.  For example, JNAM shall permit a Sub-Adviser to abstain from voting a proxy for securities that have been loaned by the Fund and would have to be recalled in order to submit a proxy vote.   In addition, the Sub-Advisers will monitor situations that may result in a conflict of interest in accordance with their policies and procedures.  A description of the policies and procedures used by the Funds to vote proxies relating to the portfolio securities and information on how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2013 are available (1) without charge, upon request by calling 1-800-873-5654 (Annuity Service Center), 1-800-599-5651 (NY Annuity Service Center) or 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), (2) by writing JNL Series Trust, P.O. Box 378002, Denver, Colorado 80237-8002 (3) on Jackson National Life Insurance Company’s or Jackson National Life Insurance Company of New York’s website at www.jackson.com, and (4) on the U.S. Securities and Exchange Commission’s website at www.sec.gov.

TRUSTEES AND OFFICERS OF JNL SERIES TRUST (“TRUST”)

The interested Trustee and the Officers of the Trust (other than the Chief Compliance Officer, as described below) or the Adviser do not receive any compensation from the Trust for their services as Trustees or Officers.  The following persons, who are disinterested Trustees of the Trust, and the Trust’s Chief Compliance Officer, received from the Trust the compensation amounts indicated for the services as such for the six-month period ended June 30, 2013:

TRUSTEE	AGGREGATE COMPENSATION FROM THE TRUST(1)	PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF TRUST EXPENSES	ESTIMATED ANNUAL BENEFITS UPON RETIREMENT	TOTAL COMPENSATION FROM THE TRUST AND FUND COMPLEX
Michael Bouchard	$82,753	$0	$0	$95,000	(4)
William J. Crowley, Jr.	$91,464	$0	$0	$105,000	(5)
Dominic D’Annunzio	$84,932	$0	$0	$97,500	(6)
Michelle Engler (3)	$104,531	$0	$0	$120,000
James Henry	$84,932	$0	$0	$97,500	(7)
Richard McLellan	$82,753	$0	$0	$95,000
William R. Rybak	$89,287	$0	$0	$102,500
Patricia Woodworth	$82,753	$0	$0	$95,000	(8)
Steven J. Fredricks (2)	$230,370	$0	$0	$264,460

(1)             The fees paid to the independent Trustees are paid for combined service on the Boards of the Trust, JNL Investors Series Trust, JNL Variable Fund LLC, and JNL Strategic Income Fund LLC (the “Fund Complex”).  The fees are allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets.  The total fees to all the independent Trustees are $807,500.

(2)             Mr. Fredricks’ compensation is paid by the Funds for his duties as the Chief Compliance Officer of the Fund Complex.  The expense is allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets.

(3)             Ms. Engler is an ex officio (non-voting) member of the Governance Committee.  Therefore, she does not receive any compensation as a member of the Governance Committee.

(4)             Amount includes $2,375 deferred by Mr. Bouchard.

(5)             Amount includes $85,088 deferred by Mr. Crowley.

(6)             Amount includes $48,750 deferred by Mr. D’Annunzio.

(7)             Amount includes $87,750 deferred by Mr. Henry.

(8)             Amount includes $95,000 deferred by Ms. Woodworth.

The Statement of Additional Information includes additional information about Fund Trustees and may be obtained at no charge by calling 1-800-873-5654 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), by writing JNL Series Trust, P.O. Box 30314, Lansing, Michigan 48951 or by visiting www.jackson.com.

JNL SERIES TRUST

(“TRUST”)

APPROVAL OF THE TRUST’S

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees of the Trust (“Board”) oversees the management of the Trust and its separate Funds (each a “Fund” and collectively the “Funds”) and, as required by law, determines annually whether to approve the Trust’s advisory agreement (“Advisory Agreement”) with Jackson National Asset Management, LLC (“JNAM”) and each Fund’s Sub-Adviser(s) and certain sub-sub-advisers (“Sub-Advisory Agreements” and, collectively with the Advisory Agreement, the “Agreements”).

At meetings on May 30-31, 2013, the Board, including all of the independent trustees, who are not considered interested persons of the Funds (as defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”) considered information relating to the continuation of these Agreements and approval of one new Sub-Advisory Agreement and amendment of two Sub-Advisory Agreements.  In advance of the meetings, independent legal counsel for the Independent Trustees requested that certain information be provided to the Board relating to the Agreements.  The Board received, and had the opportunity to review, this and other materials, ask questions and request further information in connection with its consideration.  At the conclusion of the Board’s discussions, the Board approved the Agreements through June 30, 2014.

In reviewing the Agreements and considering the information, the Board was advised by outside independent legal counsel.  The Board considered the factors it deemed relevant, including: (1) the nature, quality and extent of the services to be provided, (2) the investment performance of each Fund, (3) cost of services of each Fund, (4) profitability data, (5) whether economies of scale may be realized and shared, in some measure, with investors as each Fund grows, and (6) other benefits that may accrue to JNAM or each Sub-Adviser through its relationship with the Trust.  In its deliberations, the Board, in exercising its business judgment did not identify any single factor that alone was responsible for the Board’s decision to approve the Agreements.

Before approving the Agreements, the Independent Trustees met in executive session with their independent legal counsel to consider the materials provided by JNAM and the terms of the Agreements.  Based on its evaluation of those materials, the Board, including the interested and Independent Trustees, concluded that the Agreements are in the best interests of the shareholders of the applicable Fund.  In reaching its conclusions, the Board considered numerous factors, including the following:

Nature, Quality and Extent of Services

The Board examined the nature, quality and extent of the services to be provided by JNAM and the Sub-Advisers.

For each Fund, the Board considered the services to be provided by JNAM, including but not limited to the oversight of the Sub-Advisers pursuant to the “Manager of Managers” exemption, as well as the provision of recordkeeping and compliance services to the Funds.  The Board also took into account that JNAM would monitor the performance of the various organizations that would provide services to the Funds, including the Funds’ distributor, transfer agent, and custodian.  With respect to JNAM’s oversight of the Sub-Advisers, the Board noted that JNAM would be responsible for screening and recommending new sub-advisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the existing Sub-Advisers.  The Board also considered the investment sub-advisory services to be provided by each Sub-Adviser.  The Board noted JNAM’s evaluation of the Sub-Advisers, as well as JNAM’s recommendations, based on its review of the Sub-Advisers, to approve the Sub-Advisory Agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of JNAM’s senior management that would be responsible for oversight of the Funds and each Sub-Adviser, and also reviewed the qualifications, backgrounds and responsibilities of the Sub-Advisers’ portfolio managers who would be responsible for the day-to-day management of each Fund.  The Board reviewed information pertaining to JNAM’s and each Sub-Adviser’s organizational structure, senior management, financial stability, investment operations, and other relevant information pertaining to both JNAM and each Sub-Adviser. The Board considered compliance reports about JNAM and the Sub-Advisers from the Funds’ Chief Compliance Officer.

Based on the foregoing, the Board concluded that (i) each Fund is likely to continue to benefit from the nature, extent and quality of the services to be provided by JNAM under the Agreement and (ii) each Fund is likely to benefit from the nature, extent and quality of the services to be provided by each Sub-Adviser under the applicable Sub-Advisory Agreement.

Investment Performance of the Funds

The Board considered the performance of each Fund as described in quarterly reports prepared by JNAM.  The Board noted that JNAM reviews with the Board on a quarterly basis detailed information about each Fund’s performance results and investment strategies.  The Board also considered the performance of each Fund, including how the Fund performed versus the average performance of a group of comparable funds (“peer group”) selected by an independent data service and how the Fund performed versus its primary benchmark (“benchmark”) index. For certain Funds, the Board considered the relevant custom benchmark, blended benchmark, or custom peer group.  This consideration was based on JNAM’s assertion that the custom or blended benchmark or custom peer group is, in some circumstances, a more meaningful source of comparative information than a broad-based benchmark index or peer group for certain Funds that use a limited or unique investment focus or where the peer group may not be a good source of comparative information. The performance reviewed by the Board was for periods ended on December 31, 2012 (unless otherwise noted).  When available, the Board considered one-, five-, ten-year, or since inception performance.

JNL/American Funds Blue Chip Income and Growth Fund

The Board noted that as of March 31, 2013 the Fund ranked in the 4th decile of comparable funds within the relevant peer universe (“universe”), which is comprised of a broader group of funds with similar investment strategies, for the one-year period. The Board considered that the Fund underperformed its benchmark and peer group for the one-year and since inception periods as of December 31, 2012. The Board also noted that the Fund only commenced operations in May 2010.  The Board noted, therefore, that it would be prudent to allow the team more time to develop its long-term performance record with the Fund.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreement.

JNL/American Funds Global Bond Fund.  The Board considered that the Fund outperformed its peer group and benchmark for the one-year period, but underperformed its peer group and benchmark since inception. The Board noted that the Fund had only commenced operations in May 2010.  The Board noted, therefore, that it would be prudent to allow the team more time to develop its long-term performance record with the Fund.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreement.

JNL/American Funds Global Small Capitalization Fund.  The Board considered that while the Fund underperformed its peer group and benchmark for the one-year and since inception periods, the Fund had only commenced operations in May 2010.  The Board noted, therefore, that it would be prudent to allow the team more time to develop its long-term performance record with the Fund.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreement.

JNL/American Funds Growth-Income Fund.  The Board noted that the Fund outperformed its benchmark for the one-year period, but underperformed its benchmark since inception. The Board considered that the Fund underperformed its peer group for the one-year and since inception periods.   The Board also noted that the Fund had only commenced operations in May 2010.  The Board noted, therefore, that it would be prudent to allow the team more time to develop its long-term performance record with the Fund.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreement.

JNL/American Funds International Fund.  The Board noted that the Fund outperformed its benchmark for the one-year period, but underperformed its benchmark since inception. The Board considered that the Fund underperformed its peer group for the one-year and since inception periods. The Board also noted that the Fund had only commenced operations in May 2010.  The Board noted, therefore, that it would be prudent to allow the team more time to develop its long-term performance record with the Fund.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreement.

JNL/American Funds New World Fund.  The Board considered that the Fund outperformed its benchmark for the one-year period but underperformed its benchmark for the since inception period and underperformed its peer group for the one-year and since inception periods.  The Board also took into account that the Fund commenced operations in May 2010.  The Board noted, therefore, that it would be prudent to allow the team more time to develop its long-term performance record with the Fund.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreement.

JNL Institutional Alt 20 Fund and JNL Institutional Alt 35 Fund.  The Board considered that each Fund outperformed its respective peer group for the one-year and since inception periods and underperformed its blended benchmark for the one-year period, but outperformed its respective blended benchmark for the since inception period.  The Board concluded that it would be in the best interests of each Fund and its shareholders to renew the Agreement.

JNL Institutional Alt 50 Fund and JNL Institutional Alt 65 Fund.  The Board considered that each Fund outperformed its respective peer group and its blended benchmark for the since inception period, but underperformed its peer group and blended benchmark for the one-year period.   The Board concluded that it would be in the best interests of each Fund and its shareholders to renew the Agreement.

JNL/American Funds Balanced Allocation Fund and JNL/American Funds Growth Allocation Fund.  The Board took into account that the Fund had less than one-year of performance data and noted that the Fund commenced operations in April 2012. The Board noted, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreement.

JNL/AQR Managed Futures Strategy Fund. The Board considered that the Fund outperformed its benchmark for the one-year period, but underperformed its benchmark since inception. The Board also considered that the Fund underperformed its peer group for the one-year and since inception periods, but noted that as of March 31, 2013 the Fund ranked in the 2nd decile of its universe for the one-year period. The Board reviewed the Fund’s performance relative to a custom peer group of funds that employ a similar managed futures strategy, based on JNAM’s opinion that would be a more relevant comparison.  The Board considered that the Fund ranked in the 1st decile of the custom peer group over the one-year period. The Board also took into account that the Fund commenced operations in August 2011.  The Board noted, therefore, that it would be prudent to allow the team more time to develop its long-term performance record with the Fund.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/BlackRock Commodity Securities Strategy Fund.  The Board considered that the Fund underperformed its blended benchmark and peer group for all periods.  The Board also considered, however, that the Sub-Adviser began managing the Fund in October 2010 and noted, therefore, that it would be prudent to allow the team more time to develop its long-term performance record with the Fund.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/BlackRock Global Allocation Fund.  The Board noted that the Fund underperformed its peer group and blended benchmark for the one-year and since inception periods.  The Board also considered that the Sub-Adviser began managing the Fund in August 2011 and noted therefore, that it would be prudent to allow the team more time to develop its long-term performance record with the Fund. The Board concluded it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/UBS Large Cap Select Growth Fund.  The Board considered that the Fund underperformed its benchmark and peer group for the one-, five- and ten-year periods.  The Board noted that JNAM was proposing to replace the Sub-Adviser effective September 2013. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreement until the proposed September 2013 transition to the new Sub-Adviser.

JNL/Brookfield Global Infrastructure Fund.  The Board considered that the Fund outperformed its peer group and benchmark for the one-year and since inception periods.  The Board also took into account that the Fund was launched in December of 2011. The Board noted, therefore, that it would be prudent to allow the team more time to continue to develop its long-term performance record with the Fund.  The Board concluded that it would be in the best interest of the Fund and its shareholders to renew the Agreements.

                JNL/Capital Guardian Global Balanced Fund.  The Board considered that the Fund outperformed its blended benchmark for the one-year period, but underperformed its blended benchmark for the five- and ten-year periods and peer group for all periods.  The Board noted JNAM’s assertion that a custom peer group and the blended benchmark were more representative of the Fund’s performance given their respective exposure to international equities and considered that the Fund outperformed the custom peer group for the one-year period (though it underperformed for the three- and five-year periods). The Board further noted that the Sub-Adviser has made changes to its equity research process and that, as a result, stock selection has improved over the preceding year as evidenced by its outperformance of the blended benchmark over that period. The Board concluded that it would be prudent to allow the Sub-Adviser additional time to continue to improve performance and that it is in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Capital Guardian Global Diversified Research Fund.  The Board considered that the Fund outperformed its benchmark for the one- and five-year periods, but underperformed its benchmark for the ten-year period.  The Board also considered that the Fund had outperformed its peer group for the five-year period, but had underperformed its peer group for the one- and ten-year periods.  The Board noted that the current Sub-Adviser has been managing the Fund since December 2007 so the Fund’s ten-year record does not owe entirely to the current management team. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/DFA U.S. Core Equity Fund (formerly, JNL/Eagle Core Equity Fund).  The Board considered that the Fund underperformed its peer group and benchmark for all periods. The Board took into account, however, that it had only recently made a change in the Fund’s Sub-Adviser and that the current Sub-Adviser began managing the Fund in April 2012. The Board noted, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund.  The Board concluded it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Eagle SmallCap Equity Fund.  The Board took into account that the Fund outperformed its benchmark and peer group for the five- and ten-year periods, but underperformed its benchmark and peer group for the one-year period.  The Board concluded it would be in the best interests of the Fund and its shareholders, in light of the mid- and longer-term performance, to renew the Agreements.

JNL/Eastspring Asia Ex-Japan Fund.  The Board considered that the Fund outperformed its benchmark for the one-year period, but underperformed its benchmark for the five-year and since inception periods.  The Board also considered that the Fund outperformed its peer group for all periods.  The Board concluded it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Eastspring China-India Fund.  The Board considered that the Fund outperformed its peer group for the one-year period, but underperformed its peer group for the five-year and since inception periods.  The Board also considered that the Fund underperformed its blended benchmark for the one-year period but outperformed its blended benchmark for the five-year and since inception periods.  The Board noted that JNAM recommended comparing the Fund to a custom peer group consisting of funds with significant exposures only to China and/or India.  The Board considered that the Fund outperformed the custom peer group over the one- and five-year periods. The Board concluded it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Franklin Templeton Founding Strategy Fund.  The Board considered that the Fund outperformed its custom benchmark for the one- and five year periods and outperformed its peer group for the one-year period, but underperformed its peer group for the five-year and since inception periods.  The Board noted that as the Fund invests equally in only three underlying funds, its investment performance will depend on the performance of the underlying funds, each of whose performance is evaluated by the Board. Given these considerations the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreement.

JNL/Franklin Templeton Global Growth Fund.  The Board considered that the Fund outperformed its benchmark for the one- and five-year periods, but underperformed its benchmark for the since inception period.  The Board also considered that the Fund outperformed its peer group for the one-year period, but underperformed its peer group for the five-year and since inception periods.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Franklin Templeton Global Multisector Bond Fund. The Board considered that the Fund outperformed its peer group and benchmark for the one-year and since inception periods. The Board concluded that it would be in the best interest of the Fund and its shareholders to renew the Agreements.

JNL/Franklin Templeton Income Fund.  The Board considered that the Fund outperformed its peer group for all periods and outperformed its blended benchmark for the one-year period, but underperformed its blended benchmark for the five-year and since inception periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Franklin Templeton International Small Cap Growth Fund.  The Board noted that the Fund outperformed its peer group for all periods. The Board considered that the Fund outperformed its benchmark for the one-year period, but underperformed its benchmark for the five-year and since inception periods. The Board also noted, however, that Franklin Templeton began sub-advising the Fund in May 2010 and noted, therefore, that it would be prudent to allow the team more time to develop its long-term performance record with the Fund.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Franklin Templeton Mutual Shares Fund. The Board noted JNAM’s assertion that a custom benchmark and custom peer group were more representative of the Fund’s performance given its exposure to European securities and its value-oriented investment philosophy. The Board considered that the Fund underperformed its benchmark and peer group for all periods. The Board also took under consideration that the Fund outperformed its custom benchmark and custom peer group for the three- and five-year periods (though it underperformed each for the one-year period). The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreement.

JNL/Franklin Templeton Small Cap Value Fund.  The Board considered that the Fund outperformed its benchmark for the five-year and since inception periods, but underperformed its benchmark for the one-year period. The Board also considered that the Fund outperformed its peer group for all periods.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Goldman Sachs Core Plus Bond Fund.  The Board considered that the Fund outperformed its benchmark and peer group for the one- and ten-year periods and performed within two and six basis points, respectively, of its benchmark and peer group for the five-year period.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Goldman Sachs Emerging Markets Debt Fund.  The Board noted that the Fund had outperformed its blended benchmark for the one-year period, but underperformed its blended benchmark for the since inception period and outperformed its peer group for all periods.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Goldman Sachs Mid Cap Value Fund.  The Board considered that the Fund outperformed its peer group for all periods and underperformed its benchmark for all periods.  The Board concluded it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Goldman Sachs U.S. Equity Flex Fund.  The Board noted that the Fund outperformed its peer group for all periods. The Board considered that the Fund outperformed its benchmark for the one-year period, but underperformed its benchmark for the five-year and since inception periods. The Board also noted that Goldman Sachs began sub-advising the Fund in October 2010 and, therefore that it would be prudent to allow the team more time to develop its long-term performance record with the Fund.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Invesco Global Real Estate Fund.  The Board considered that the Fund outperformed its benchmark for the five-year period, but underperformed its benchmark for the one-year and since inception periods. The Board noted that the Fund outperformed its peer group for all periods.  The Board took into consideration that the Fund’s Lipper peer group contains a number of funds with only domestic real estate securities where as the Fund holds a 60% weighting in non-U.S. securities.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

                JNL/Invesco International Growth Fund.  The Board considered that the Fund outperformed its peer group for the three- and five-year periods, but underperformed its peer group for the one- and ten-year periods. The Board noted that the Fund had outperformed its benchmark for the five-year period, but had underperformed for the one- and ten-year periods. The Board further noted that as of March 31, 2013 the Fund’s one-year performance had improved and its three- and five-year returns were in the 4th and 3rd universe deciles, respectively. The Board concluded that it would be prudent to allow the Sub-Adviser time to improve performance and in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Invesco Large Cap Growth Fund.  The Board took into account that the Fund underperformed its benchmark and peer group for all periods. The Board noted, however, that the current portfolio managers have only been managing the Fund since June 2010 and, therefore, that it would be prudent to allow the team more time to develop its long-term performance record with the Fund. The Board further noted that the Adviser was continuing to monitor Fund performance and, along with the Board, was considering strategic alternatives should the Fund’s long-term performance not improve.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Invesco Small Cap Growth Fund.  The Board considered that the Fund outperformed its peer group and benchmark for all periods, except that the Fund underperformed its benchmark for the ten-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Ivy Asset Strategy Fund.  The Board considered that the Fund outperformed its peer group and benchmark for the one-year period, but underperformed its peer group and benchmark since inception. Given these considerations and that the Fund does not yet have a five-year track record the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreement.

JNL/JPMorgan International Value Fund.  The Board considered that the Fund outperformed its peer group for the five- and ten-year periods, but underperformed its peer group for the one-year period.  The Board also considered that the Fund underperformed its benchmark for the one- and five-year periods though it outperformed its benchmark for the ten-year period.  The Board concluded it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/JPMorgan Midcap Growth Fund.  The Board considered that the Fund outperformed its peer group and benchmark for the one-year period, but underperformed its peer group and benchmark for the five- and ten-year periods.  The Board considered that JPMorgan has been Sub-Adviser on the strategy since December 2007 so the 10-year record does not owe entirely to the current team. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements and to provide the Sub-Adviser with the opportunity to improve performance.

JNL/JPMorgan U.S. Government & Quality Bond Fund.  The Board took into account that the Fund outperformed its peer group and benchmark for all periods.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Lazard Emerging Markets Fund.  The Board took into account that the Fund outperformed its benchmark for the one- and five-year and since inception periods. The Board noted that the Fund outperformed its peer group for the one- and five-year period, but underperformed its peer group for the since inception period.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Lazard Mid Cap Equity Fund.  The Board considered that the Fund underperformed its peer group and benchmark for all periods.  The Board noted that JNAM was proposing to replace the Sub-Adviser and the current portfolio managers will continue to manage the Fund until the transition to a new Sub-Adviser is complete.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements until the proposed September 2013 transition to the new Sub-Adviser.

JNL/M&G Global Basics Fund.  The Board took into account that the Fund outperformed its benchmark since inception, but underperformed its peer group. The Board noted the Fund underperformed its peer group and benchmark for the one-year period. The Board further noted JNAM’s assertion that compared to a custom peer group, that is more representative, the Fund outperformed the custom peer group for the one- and three-year periods. Given these considerations and that the Fund does not yet have a five-year track record the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreement.

JNL/M&G Global Leaders Fund.  The Board considered that the Fund underperformed its peer group and benchmark for all periods. The Board noted that JNAM was proposing to merge the Fund with the JNL/Franklin Templeton Global Growth Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in anticipation of the pending September 2013 merger.

JNL/Mellon Capital S&P 500 Index Fund.  The Board noted that the Fund underperformed its peer group and benchmark for all periods.  However, the Fund’s performance, before expenses, as of March 31, 2013 was within 0.1% of its benchmark for all time periods.  The Board concluded that it would be in the best interests of the Fund and its shareholders, in light of recent performance, to renew the Agreements.

JNL/Mellon Capital S&P 400 MidCap Index Fund.  The Board considered that the Fund outperformed its peer group for the one- and five-year and since inception periods, but underperformed its benchmark for the one- and five-year and since inception periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

                JNL/Mellon Capital Small Cap Index Fund.  The Board took under consideration that the Fund outperformed its peer group for the one-year period, but underperformed its benchmark for the same period. The Board noted that the Fund underperformed its peer group and benchmark for the five-year and since inception periods.  The Board further noted that as of March 31, 2013 the Fund’s performance, before expenses, was within 0.2% of its benchmark for all time periods.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital International Index Fund.  The Board took into account that the Fund outperformed its peer group for the one- and five-year periods, but underperformed its peer group since inception.  The Board noted that the Fund outperformed its benchmark for the one-year period, but underperformed its benchmark for the five-year and since inception periods.  The Board concluded it would be in the best interests of the Fund and its shareholders to renew the agreements.

JNL/Mellon Capital Bond Index Fund.  The Board considered that the Fund outperformed its peer group for the one- and five-year periods. The Board also considered that the Fund underperformed its benchmark for all periods, but as of March 31, 2013 the Fund’s performance, before expenses, equaled its benchmark’s performance for the one-year period and was within 0.2% of its benchmark for the three-, five- and ten-year periods.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital 10 x 10 Fund.  The Board considered that the Fund outperformed its peer group for all periods and outperformed its custom benchmark for the one-year period, but underperformed its custom benchmark for the five-year period.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreement.

JNL/Mellon Capital Index 5 Fund.  The Board took into account that the Fund outperformed its peer group for all periods and outperformed its custom benchmark for the one- and five-year periods.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreement.

JNL/Mellon Capital European 30 Fund.  The Board considered that, while the Fund underperformed its peer group for the one-year and since inception period, as of March 31, 2013 the Fund’s performance, before expenses, was within 0.1% of its custom benchmark for the one-year and since inception periods. The Board concluded it would be in the best interests of the Fund and its shareholders to renew the agreements.

JNL/Mellon Capital Pacific Rim 30 Fund.  The Board took into account that the Fund outperformed its peer group since inception, but underperformed its peer group and custom benchmark for the one-year period. The Board noted that as of March 31, 2013 the Fund’s gross performance was within 0.5% of its custom benchmark for the one- and three-year periods.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Global Alpha Fund.  The Board noted that the Fund is not managed to beat a benchmark, rather it is managed to provide positive absolute returns for investors. The Board did consider that the Fund outperformed its benchmark since inception but underperformed its benchmark for the one-year period. The Board also noted JNAM’s  assertion that a custom peer group of market neutral funds was more representative of the Fund’s performance, and considered that, while the Fund underperformed its peer group for all periods, the Fund outperformed its custom peer group for the three-year period (while underperforming for the one-year). The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Emerging Markets Index Fund.  The Board considered that the Fund outperformed its peer group since inception, but underperformed its benchmark for the same period. The Board also noted that the Fund underperformed its peer group and benchmark for the one-year period. The Board considered that as of March 31, 2013 the Fund’s gross performance was within 0.3% of its benchmark for the one-year period. The Board also noted that the Fund commenced operations in August 2011 and that it would be prudent to allow the team more time to develop its performance record. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreement.

JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund.  The Board took into account that the Fund had less than one year of performance data.  The Board noted that the Fund commenced operations in April 2012, and therefore, it would be prudent to allow the team more time to develop its performance record. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Morgan Stanley Mid Cap Growth Fund and JNL/Neuberger Berman Strategic Income Fund.  The Board took into account that the Funds had less than one year of performance data.  The Board noted that the Funds commenced operations in April 2012.  The Board noted, therefore, that it would be prudent to allow the teams more time to develop their performance record with the Funds.  The Board concluded that it would be in the best interests of the Funds and their shareholders to renew the Agreements.

JNL/Oppenheimer Global Growth Fund.  The Board took into account that the Fund outperformed its benchmark and peer group for the one-, five- and ten-year periods.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/PIMCO Real Return Fund.  The Board took into account that the Fund outperformed both its benchmark and peer group for the one-, five- and since inception periods.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/PIMCO Total Return Bond Fund.  The Board noted that the Fund outperformed its peer group and benchmark for the one-, five- and ten-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/PPM America Floating Rate Income Fund. The Board considered that the Fund underperformed its peer group and benchmark for the one-year and since-inception periods. The Board took into account that the Fund had only commenced operations in January 2011.  The Board noted, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/PPM America High Yield Bond Fund.  The Board considered that the Fund outperformed its benchmark and peer group for the one-year period, though it underperformed its benchmark and peer group for the five- and ten-year periods. The Board noted that PPM became the Sub-Adviser in April 2007 so the ten-year record does not owe entirely to the current team. The Board also took into account, however, that as of March 31, 2013 the Fund had outperformed its benchmark for the one- and three-year periods.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/PPM America Mid Cap Value Fund.  The Board took into account that the Fund underperformed its peer group and benchmark for the one-year and since inception periods. The Board also noted, however, that the Fund was launched in March of 2008 and that as of March 31, 2013 the Fund ranked in the fifth decile of its universe for the three-year period. In light of this and other factors, the Board concluded that it would be prudent to allow the team to continue to develop a longer-term performance record, and that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/PPM America Small Cap Value Fund.  The Board considered that the Fund outperformed its benchmark and the peer group for the one-year period, but underperformed its benchmark and peer group since inception. The Board concluded that it would be in the best interests of each Fund and its shareholders to renew the Agreements.

                JNL/PPM America Value Equity Fund.  The Board considered that the Fund underperformed its benchmark and peer group for all periods, but noted that the Sub-Adviser only began providing services to the Fund as of January 2007. The Board noted that as of March 31, 2013 the Fund was in the fifth and sixth deciles of its universe for the three-year and five-year periods, respectively.  In light of this and other factors, the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements

JNL/Red Rocks Listed Private Equity Fund.  The Board took into account that the Fund outperformed its peer group for the one-year period, but underperformed its benchmark for the one-year period.  The Board also noted that the Fund underperformed its benchmark and peer group since inception.  The Board noted that as of March 31, 2013 the Fund was in the first decile of its universe for the one- and three-year periods.  Given that the Fund does not yet have a five-year track record, the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/WMC Balanced Fund.  The Board considered that the Fund outperformed its peer group for the five- and ten-year periods, but underperformed its peer group for the one-year period. The Board also considered that the Fund underperformed its blended benchmark for the one-year period but outperformed its blended benchmark for the five- and ten-year periods. The Board noted that as of March 31, 2013, before expenses, the Fund was ranked in the 1st decile of its universe for the one-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/WMC Money Market Fund.  The Board took into account that the Fund outperformed the peer group for the one-year period, but underperformed its benchmark for the one-, five-, and ten-year periods and underperformed its peer group by only 1 basis point for the five-year period (though it underperformed for the ten-year period).  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/WMC Value Fund.  The Board noted that the Fund outperformed its peer group and benchmark for the five-year and since inception periods, but underperformed its peer group and benchmark for the one-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/S&P Competitive Advantage Fund.  The Board took into account that the Fund outperformed its peer group for the one-, five-year and since inception periods, but underperformed its custom benchmark  for the one- and five-year periods.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/S&P Dividend Income & Growth Fund.  The Board noted that the Fund outperformed its peer group for the five-year and since inception periods, but underperformed its peer group for the one-year period and underperformed its custom benchmark for the one- and five-year periods.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/S&P Intrinsic Value Fund.  The Board considered that the Fund outperformed its peer group for the five-year and since inception periods, but underperformed its peer group for the one-year period and underperformed its custom benchmark for the one- and five-year periods.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/S&P Total Yield Fund.  The Board noted that the Fund outperformed its peer group for the one-, five-year and since inception periods, but underperformed its custom benchmark for the one- and five-year periods.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/S&P 4 Fund.  The Board took into account that the Fund outperformed its peer group for the one-, five-year and since inception periods, but underperformed its custom benchmark for the one- and five-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreement.

JNL/S&P Managed Conservative Fund.  The Board considered that the Fund outperformed its peer group and blended benchmark for the one-year period, but underperformed its peer group and blended benchmark for the five-year and since inception periods.  The Board also noted that as of December 31, 2012 the Fund outperformed its blended benchmark for the three-year period.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/S&P Managed Moderate Fund.  The Board considered that the Fund outperformed its peer group for the one-year and since inception periods, but underperformed its peer group for the five-year period.  The Board also noted that the Fund outperformed its blended benchmark for the one-year period, but underperformed its blended benchmark for the five-year and since inception periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/S&P Managed Moderate Growth Fund.  The Board considered that the Fund outperformed its blended benchmark for the one-year period, but underperformed its blended benchmark for the five- and ten-year periods. The Board also noted that the Fund outperformed its peer group for the one-year and five-year periods, but underperformed its peer group for the ten-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/S&P Managed Growth Fund.  The Board took into account that the Fund outperformed its blended benchmark and peer group for the one- and five-year periods, but underperformed its blended benchmark and peer group for the ten-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/S&P Managed Aggressive Growth Fund.  The Board took into account that the Fund outperformed its blended benchmark and peer group for the one-year period, but underperformed its blended benchmark and peer group for the five- and ten-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/T. Rowe Price Established Growth Fund.  The Board considered that the Fund outperformed its benchmark for the one- and ten-year periods, but underperformed its benchmark for the five-year period.  The Board noted that the Fund outperformed the peer group for all periods.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/T. Rowe Price Mid-Cap Growth Fund.  The Board took into account that the Fund outperformed both its benchmark and the peer group for the five-, and ten-year periods, but underperformed its benchmark and peer group for the one-year period.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/T. Rowe Price Short-Term Bond Fund.  The Board considered that the Fund outperformed its benchmark for the one- and three-year periods, but underperformed its benchmark for the five-year and since inception periods. The Board also considered that the Fund underperformed its peer group for all periods.   The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/T. Rowe Price Value Fund.  The Board took into account that the Fund outperformed its benchmark and peer group for the one-, five- and ten-year periods.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL Disciplined Moderate Fund.  The Board considered that the Fund outperformed its blended benchmark and the peer group for the one-year period, but underperformed its blended benchmark and peer group for the five-year and since-inception periods.  The Board took note, that JNAM began managing the Fund in August 2011.  The Board concluded, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreement.

JNL Disciplined Moderate Growth Fund.  The Board considered that the Fund outperformed the peer group for the one-year period, but underperformed its blended benchmark for the one-year period and underperformed its blended benchmark and peer group for the five-year and since inception periods.  The Board took note that JNAM began managing the Fund in August 2011.  The Board concluded, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreement.

JNL Disciplined Growth Fund.  The Board considered that the Fund outperformed the peer group for the one-year period, but underperformed its blended benchmark for the one-year period and underperformed its blended benchmark and peer group for the five-year and since inception periods.  The Board took note that JNAM began managing the Fund in August 2011.  The Board noted, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreement.

Costs of Services

The Board reviewed the fees to be paid to JNAM and each Fund’s Sub-Adviser(s).  For each Fund, the Board reviewed fee and expense information as compared to that of comparable funds managed by other advisers, as well as fees charged by each Sub-Adviser to similar clients, if any.  The Board also noted that JNAM does not manage any institutional accounts with which Funds’ fees could be compared.  Using information provided by an independent data service, the Board evaluated each Fund’s advisory fees compared to the average advisory fees for other funds similar in size, character and investment strategy (the “peer group”).  While the Board also considered each Fund’s sub-advisory fee and compared that to the average sub-advisory fee of the peer group, the Board noted that each Fund’s sub-advisory fee would be paid by JNAM (not the Fund) and, therefore, would be neither a direct shareholder expense nor a direct influence on a Fund’s total expense ratio. For certain Funds, the Board considered an alternate peer group developed by JNAM, as indicated below.  This consideration was based on JNAM’s assertion and information provided to the Board suggesting that the alternate peer group, where presented, provides a more meaningful source of comparative information than the broader peer group.

Further detail considered by the Board regarding the advisory and sub-advisory fees of each Fund is set forth below:

JNL/American Funds Blue Chip Income and Growth Fund, JNL/American Funds Global Small Capitalization Fund, JNL/American Funds Growth Income Fund and JNL/American Funds New World Fund. The Board considered that these funds are “feeder funds.”   As such, the Board noted JNAM’s assertion that an alternate expense peer group for each Fund provided a more meaningful comparison of Fund expenses. The Board noted that each Fund’s advisory fees and total expense ratios (excluding underlying Fund expenses) were both lower than their respective alternate peer group averages (though they were higher than their Lipper peer group averages). The Board concluded that the fees are in the best interests of the Fund and its shareholders in light these and other considerations as well as the services provided.

JNL/American Funds Global Bond Fund.  The Board noted JNAM’s assertion that an alternate expense peer group for the Fund provided a more meaningful comparison of Fund expenses because the Fund is a “feeder fund.”  The Board noted that the Fund’s advisory fees are lower than both the Lipper and alternate peer group averages.  The Board also noted that the total expense ratio (excluding underlying Fund expenses) is equal to the Lipper peer group average and lower than the alternate peer group average. When underlying Fund expenses are included, total expenses are higher than the Lipper peer and alternate peer groups. The Board concluded that the fees are in the best interests of the Fund and its shareholders.

JNL/American Funds International Fund.  The Board noted JNAM’s assertion that an alternate expense peer group for the Fund provided a more meaningful comparison of Fund expenses because the Fund is a “feeder fund.”  The Board noted that the Fund’s advisory fees and total expenses (including and excluding underlying fund expenses) are higher than both the Lipper and alternate peer group averages.  The Board noted that the Fund had commenced operations in May 2010 and had outperformed its benchmark for the one-year period. The Board concluded that the fees are in the best interests of the Fund and its shareholders.

JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund and JNL Institutional Alt 65 Fund.  The Board considered that each Fund has no sub-advisory fees.  The Board noted that each Fund’s advisory fees are lower than the peer group average.  The Board noted that the total expense ratio (including underlying Fund expenses) is higher than the peer group average.  However, the Board also noted that the total expense ratio (excluding underlying Fund expenses) is equal to or lower than the peer group average.  The Board noted that each of the underlying funds is subject to individual oversight by the Board.  The Board concluded that the advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/American Funds Balanced Allocation Fund and JNL/American Funds Growth Allocation Fund.  The Board considered that each Fund has no sub-advisory fees.  The Board noted that each Fund’s advisory fees are higher than the peer group average.  The Board noted that the total expense ratio including underlying Fund expenses was 0.19% and 0.10% higher than the peer group average, respectively, for the Balanced Fund and Growth Fund and total expense ratio excluding underlying Fund expenses was 0.13% and 0.09% higher than the peer group average, respectively, for the Balanced and Growth Fund. The Board concluded that the advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/AQR Managed Futures Strategy Fund.  The Board noted JNAM’s assertion that an alternate expense peer group of funds provided a more meaningful comparison of Fund expenses in light of the fact that Lipper does not currently have a managed futures classification for variable annuities funds. The Board noted that the Fund’s advisory fee and total expenses ratio are lower than the respective alternate peer group averages (though each, along with the sub-advisory fees, are higher than Lipper peer group averages). The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light the alternate peer group expenses and services provided.

JNL/BlackRock Commodity Securities Strategy Fund.  The Board took into account that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/BlackRock Global Allocation Fund.  The Board noted JNAM’s assertion that an alternate expense peer group of funds provided a more meaningful comparison of Fund expenses in light of the limited number of similarly managed funds within the variable annuity universe and peer group. The Board took into account that while the Fund’s advisory fee is higher than the alternate peer group average, the Fund’s total expense ratio is lower than the alternate peer group average. The Board also considered that the Fund’s Advisory fee and total expense ratio are higher than the Lipper peer group averages, but that the Fund’s sub-advisory fee is equal to the Lipper peer group average.  The Board concluded that the Fund’s Advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light the information considered by the Board and the services provided.

JNL/UBS Large Cap Select Growth Fund.  The Board took into account that the Fund’s advisory fees are equal to the peer group average and the Fund’s sub-advisory fees are lower than the peer group average.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its potential shareholders in light of the services provided.

JNL/Brookfield Global Infrastructure Fund.  The Board took into account that the Fund’s advisory and sub-advisory fees are higher than the respective peer group average.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory fees are in the best interests of the Fund and its potential shareholders in light of the services provided.

JNL/Capital Guardian Global Balanced Fund and JNL/Capital Guardian Global Diversified Research Fund.  The Board considered that each Fund’s advisory fees are one basis point higher than the peer group average and sub-advisory fees higher than the peer group average.  The Board noted that each Fund’s total expense ratio is one basis point higher than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/DFA U.S. Core Equity Fund (formerly, JNL/Eagle Core Equity Fund).  The Board considered that the Fund’s advisory fees and sub-advisory fees are lower than the respective peer group average.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Eagle SmallCap Equity Fund.  The Board took into account that the Fund’s advisory fees are lower than the peer group average and the sub-advisory fees are higher than the peer group average.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Eastspring Asia Ex-Japan Fund.  The Board took into account that the Fund’s advisory fees are higher than the peer group average and the sub-advisory fees are equal to the peer group average.  The Board noted that the Fund’s total expense ratio is higher than the peer group average.  The Board also considered that the Fund outperformed its peer group for all periods. The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the Fund’s performance compared to its peer group and the services provided.

JNL/Eastspring China-India Fund.  The Board took into account that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Franklin Templeton Founding Strategy Fund.  The Board considered that the Fund has no advisory or sub-advisory fees.  The Board noted that the total expense ratio (including underlying Fund expenses) is higher than the peer group average.  However, the Board also noted that the Fund’s total expense ratio (excluding underlying Fund expenses) is lower than the peer group average and each of the underlying funds is subject to individual oversight by the Board.  The Board concluded that the total expenses are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Franklin Templeton Global Growth Fund.  The Board took into account that the Fund’s advisory fees and sub-advisory fees are lower than the respective peer group average.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Franklin Templeton Global Multi-Sector Bond Fund.  The Board took into account that the Fund’s advisory and sub-advisory fees as well as its total expense ratio are higher than the respective peer group average.    The Board noted, however, that the Fund outperformed its peer group for all periods and that the Fund had outperformed its benchmark for the one-year period. The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the information considered by the Board and the services provided.

JNL/Franklin Templeton Income Fund.  The Board took into account that the Fund’s advisory fees are lower than the peer group average and sub-advisory fees are higher than the peer group average.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Franklin Templeton International Small Cap Growth Fund.  The Board noted JNAM’s assertion that an alternate expense peer group of funds provided a more meaningful comparison of Fund expenses in light of the fact that Lipper does not currently have an international small cap growth classification for variable annuities funds.  The Board took into account that the Fund’s advisory fees are higher than both the Lipper and alternate peer group averages and the sub-advisory fees are higher than the Lipper peer group average.  The Board noted that the Fund’s total expense ratio is higher than the Lipper peer group average but lower than the alternate peer group average. The Board noted that the Fund outperformed its peer group for all periods. The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided and the Fund’s performance against its peer group.

JNL/Franklin Templeton Mutual Shares Fund.  The Board considered that the Fund’s advisory and sub-advisory fees are higher than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is higher than the peer group average.  The Board noted that the strategy offered by Franklin Mutual Advisers, LLC is offered to relatively few sub-advised funds, all with essentially similar sub-adviser fee schedules.  In considering the Fund’s fees the Board also considered the Fund’s performance against its custom benchmark and custom peer group. The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Franklin Templeton Small Cap Value Fund.  The Board considered that the Fund’s advisory and sub-advisory fees are higher than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is higher than the peer group average. The Board noted that the Fund outperformed its peer group for all periods. The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided and the Fund’s performance against its peer group.

JNL/Goldman Sachs Core Plus Bond Fund.  The Board considered that the Fund’s advisory and sub-advisory fees are higher than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is higher than the peer group average.  The Board considered the Fund’s performance in considering fees. The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Goldman Sachs Emerging Markets Debt Fund. The Board noted JNAM’s assertion that an alternate expense peer group of funds provided a more meaningful comparison of Fund expenses in light of the fact that Lipper does not currently have an emerging markets debt classification for variable annuities funds.    Therefore many of the Fund’s peers do not invest in emerging markets, where the cost of investing is often higher than in developed markets. The Board took into account that the Fund’s advisory fees are higher than both the Lipper and alternate peer group averages and the sub-advisory fees are lower than the Lipper peer group average.  The Board noted that the Fund’s total expense ratio is higher than the Lipper peer group average but lower than the alternate peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Goldman Sachs Mid Cap Value Fund.  The Board took into account that the Fund’s advisory fees are equal to the peer group average and the Fund’s sub-advisory fees are higher than the peer group average.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided and the Fund’s performance.

JNL/Goldman Sachs U.S. Equity Flex Fund.  The Board considered that the Fund’s advisory fees are higher than the peer group average and noted that the independent data provider could not identify a peer group for the Fund’s sub-advisory fees.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Invesco Global Real Estate Fund.  The Board took into account that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Invesco International Growth Fund.  The Board considered that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Invesco Large Cap Growth Fund.  The Board considered that the Fund’s advisory and sub-advisory fees are higher than the respective peer group averages. The Board noted that the Fund’s total expense ratio is one basis point higher than the peer group average. The Board further noted that the Adviser was continuing to monitor the Fund and, along with the Board, was considering strategic alternatives. The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Invesco Small Cap Growth Fund.  The Board took into account that the Fund’s advisory fees and sub-advisory fees are higher than respective peer group averages.  The Board noted that the Fund’s total expense ratio is equal to the peer group average.  The Board considered that the Fund outperformed its peer group for all periods. The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided and performance against its peer group.

JNL/Ivy Asset Strategy Fund.  The Board noted JNAM’s assertion that an alternate expense peer group of funds provided a more meaningful comparison of Fund expenses in light of the limited number of similarly managed funds within the variable annuity universe and peer group. The Board considered that the Funds’ advisory fees and total expenses are higher than the alternate peer group averages. The Board also noted that advisory and sub-advisory fees as well as total expenses are higher than the respective Lipper peer group averages. The Board took under consideration, however, that the Fund outperformed its peer group and benchmark for the one-year period. The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided and the Fund’s performance against its peer group.

JNL/JPMorgan International Value Fund.  The Board considered that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/JPMorgan Midcap Growth Fund.  The Board took into account that the Fund’s advisory fees and sub-advisory fees are lower than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/JPMorgan U.S. Government & Quality Bond Fund.  The Board considered that the Fund’s advisory fees are lower than the peer group average and sub-advisory fees are higher than the peer group average.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Lazard Emerging Markets Fund.  The Board took into account that the Fund’s advisory fees are lower than the peer group average and the Fund’s sub-advisory fees are higher than the peer group average.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Lazard Mid Cap Equity Fund.  The Board considered that the Fund’s advisory fees are lower than the peer group average and sub-advisory fees are higher than the peer group average.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/M&G Global Basics Fund.  The Board considered that the Fund’s advisory and sub-advisory fees are higher than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is higher than the peer group average. In considering the Fund’s fees the Board also considered the Fund’s outperformance against its benchmark for the longer-term period. The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided and the Fund’s longer-term performance.

JNL/M&G Global Leaders Fund.  The Board took into account that the Fund’s advisory and sub-advisory fees are higher than the respective peer group average.  The Board noted that the Fund’s total expense ratio is higher than the peer group average.  The board noted that the sub-adviser fees are consistent with other funds sub-advised by M&G Investment Management Limited.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided and in anticipation of the Fund’s pending September 2013 merger.

JNL/Mellon Capital S&P 500 Index Fund.  The Board considered that the Fund’s advisory fees are lower than the peer group average and the sub-advisory fees are equal to the peer group average.  The Board noted that the Fund’s total expense ratio is five basis points higher than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Mellon Capital S&P 400 MidCap Index Fund.  The Board considered that the Fund’s advisory and sub-advisory fees are lower than the respective peer group average.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Mellon Capital Small Cap Index Fund.  The Board took into account that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Mellon Capital International Index Fund.  The Board considered that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Mellon Capital Bond Index Fund.  The Board considered that the Fund’s advisory fees are lower than the peer group average and noted that the independent data provider did not identify a peer group for sub-advisory fees.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Mellon Capital 10 x 10 Fund and JNL/Mellon Capital Index 5 Fund.  The Board took into account that the Fund has no advisory or sub-advisory fees.  The Board noted that the Fund’s total expense ratio (both including and excluding underlying Fund expenses) is lower than the peer group average.  The Board concluded that the total expenses are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Mellon Capital European 30 Fund.  The Board considered that the Fund’s advisory and sub-advisory fees are lower than the peer group average.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Mellon Capital Pacific Rim 30 Fund.  The Board considered that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Mellon Capital Global Alpha Fund.  The Board noted JNAM’s assertion that an alternate expense peer group of funds provided a more appropriate comparison of Fund expenses, in light of the fact that Lipper does not presently have a market neutral expense peer group in the variable annuity universe. The Board considered that the Fund’s advisory fees and total expense ratio are lower than the respective alternate peer group averages. The Board also noted that the Fund’s advisory and sub-advisory fees and total expense ratio are higher than the respective Lipper peer group averages. The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the information considered by the Board and services provided.

JNL/Mellon Capital Emerging Markets Index Fund.  The Board considered that the Fund’s advisory and sub-advisory fees are lower than the respective peer group average.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund.  The Board considered that the Fund’s advisory and sub-advisory fees are lower than the respective peer group average.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Morgan Stanley Mid Cap Growth Fund.  The Board considered that the Fund’s advisory fees are higher than the peer group average and sub-advisory fees are lower than the peer group average.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Neuberger Berman Strategic Income Fund.  The Board considered that the Fund’s advisory and sub-advisory fees are higher than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Oppenheimer Global Growth Fund.  The Board considered that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/PIMCO Real Return Fund.  The Board took into account that the Fund’s advisory fees and sub-advisory fees are higher than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is higher than the peer group average.  The Board noted that the sub-advisory fee paid to PIMCO is consistent with other funds managed by PIMCO.  In considering the Fund’s fees the Board also considered the Fund’s performance. The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided and the Fund’s performance.

JNL/PIMCO Total Return Bond Fund.  The Board took into account that the Fund’s advisory and sub-advisory fees are higher than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is two basis points higher than the peer group average. In considering the Fund’s fees the Board also considered the Fund’s performance. The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/PPM America Floating Rate Income Fund.  The Board noted JNAM’s assertion that an alternate expense peer group of funds provided a more appropriate comparison of Fund expenses in light of the Fund’s investment focus of investing in floating rate bank loans compared with Lipper’s classification of the Fund in the “high yield” category. The Board considered that the Fund’s advisory fees, sub-advisory and total expense ratio are lower than the respective alternate peer group averages. The Board also took into account that the Fund’s advisory fees and total expenses are higher than the Lipper peer group average, but the Fund’s sub-advisory fees are lower than the Lipper peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the information considered by the Board and services provided.

JNL/PPM America High Yield Bond Fund.  The Board considered that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/PPM America Mid Cap Value Fund.  The Board took into account that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/PPM America Small Cap Value Fund.  The Board took into account that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/PPM America Value Equity Fund.  The Board considered that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Red Rocks Listed Private Equity Fund.  The Board took into account that the Fund’s advisory and sub-advisory fees are higher than the respective peer group averages, while the Fund’s total expense ratio is lower than the peer group average.  The Board also considered that Lipper does not have a classification for Listed Private Equity Funds in the variable annuity universe, and that many of the Fund’s peers do not invest in listed private equity securities.  The Board noted management’s assertion that Red Rocks Capital, LLC is the industry leader in researching and analyzing listed private equity companies and the sub-advisory fees are identical to similarly managed products sub-advised by Red Rocks Capital, LLC.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/WMC Balanced Fund.  The Board considered that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/WMC Money Market Fund.  The Board considered that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/WMC Value Fund.  The Board considered that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/S&P Competitive Advantage Fund.  The Board took into account that the Fund’s advisory fees are lower than the peer group average and the independent data provider did not identify a peer group for the Fund’s sub-advisory fees.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/S&P Dividend Income & Growth Fund.  The Board considered that the Fund’s advisory fees are higher than the peer group average and the sub-advisory fees are lower than the peer group average.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/S&P Intrinsic Value Fund.  The Board considered that the Fund’s advisory and sub-advisory fees are higher than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/S&P Total Yield Fund.  The Board considered that the Fund’s advisory and sub-advisory fees are higher than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/S&P 4 Fund.  The Board considered that the Fund has no advisory or sub-advisory fees.  The Board noted that the Fund’s total expense ratio (both including and excluding underlying Fund expenses) is lower than the peer group average.  The Board concluded that the total expenses are in the best interests of the Fund and its shareholders in light of the services provided.

JNL Disciplined Growth Fund.  The Board took into account that the Fund’s advisory fees are equal to the peer group average.  The Board noted that the Fund’s total expense ratio (excluding underlying Fund expenses) are higher than the peer group average, but that the Fund’s total expense ratio (including underlying Fund expenses) is lower than the peer group average.  The Board concluded that the advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL Disciplined Moderate Fund.  The Board took into account that the Fund’s advisory fees and total expense ratio (both including and excluding underlying Fund expenses) are lower than the respective peer group averages.  The Board concluded that the advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL Disciplined Moderate Growth Fund.  The Board took into account that the Fund’s advisory fees and total expense ratio (both including and excluding underlying Fund expenses) are lower than the respective peer group averages.  The Board concluded that the advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/S&P Managed Conservative Fund.  The Board took into account that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages.  The Board noted that the total expense ratio (including underlying Fund expenses) is higher than the peer group average.  However, the Board also noted that the total expense ratio (excluding underlying Fund expenses) is lower than the peer group average and each of the underlying funds is subject to individual oversight by the Board.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/S&P Managed Moderate Fund.  The Board considered that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages.  The Board noted that the total expense ratio (including underlying Fund expenses) is higher than the peer group average.  However, the Board also noted that the total expense ratio (excluding underlying Fund expenses) is lower than the peer group average and each of the underlying funds is subject to individual oversight by the Board.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/S&P Managed Moderate Growth Fund.  The Board took into account that the Fund’s advisory fees are lower than the peer group average and the independent data provider did not identify a peer group for the Fund’s sub-advisory fees.  The Board noted that the Fund’s total expense ratio (including underlying Fund expenses) is higher than the peer group average.  However, the Board noted that the total expense ratio (excluding underlying Fund expenses) is lower than the peer group average and each of the underlying funds is subject to individual oversight by the Board.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/S&P Managed Growth Fund.  The Board took into account that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages.  The Board noted that the total expense ratio (including underlying Fund expenses) is higher than the peer group average.  However, the Board also noted that the total expense ratio (excluding underlying Fund expenses) is lower than the peer group average and each of the underlying funds is subject to individual oversight by the Board.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/S&P Managed Aggressive Growth Fund.  The Board took into account that the Fund’s advisory fees and sub-advisory fees are lower than the respective peer group averages.  The Board also noted that the total expense ratio (including underlying Fund expenses) is higher than the peer group average.  However, the Board noted that the total expense ratio (excluding underlying Fund expenses) is lower than the peer group average and each of the underlying funds is subject to individual oversight by the Board.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/T. Rowe Price Established Growth Fund.  The Board considered that the Fund’s advisory fees are lower than the peer group average and the Fund’s sub-advisory fees are three basis points higher than the peer group average.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/T. Rowe Price Mid-Cap Growth Fund.  The Board took into account that the Fund’s advisory fees are lower than the peer group average and the Fund’s sub-advisory fees are higher than the peer group average.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/T. Rowe Price Short-Term Bond Fund.  The Board took into account that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/T. Rowe Price Value Fund.  The Board considered that the Fund’s advisory fees and sub-advisory fees are lower than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

Economies of Scale

The Board considered whether each Fund’s proposed advisory fee reflects the potential for economies of scale for the benefit of Fund shareholders.  Based on information provided by JNAM, the Board noted that the fee arrangement for each Fund, with the exception of the JNL/PIMCO Total Return Bond Fund, contains breakpoints that decrease the fee rate as assets increase.  The Board concluded that the advisory fees in some measure share economies of scale with shareholders.  The Board noted that the sub-advisory fee paid to PIMCO is consistent with other funds managed by PIMCO for the JNL/PIMCO Total Return Bond Fund.

Other Benefits to JNAM and the Sub-Advisers

In evaluating the benefits that may accrue to JNAM through its relationship with the Funds, the Board noted that JNAM and certain of its affiliates would serve the Funds in various capacities, including as adviser, administrator, transfer agent and distributor, and receive compensation from the Funds in connection with providing services to the Funds.  The Board noted that each service to be provided to the Funds by JNAM or one of its affiliates would be pursuant to a written agreement, which the Board would evaluate periodically as required by law.  The Board also noted that certain Sub-Advisers would pay for portions of meetings organized by the Funds’ distributor to educate wholesalers about the Fund(s) that each of those Sub-Advisers manage.  The Board considered JNAM’s assertion that those meetings would not yield a profit to the Funds’ distributor, Sub-Advisers would not be required to participate in the meetings and recommendations to hire or fire Sub-Advisers would not be influenced by a Sub-Adviser’s willingness to participate in the meetings.  In addition, certain affiliates of the Sub-Advisers participate in the sale of funds or insurance contracts and are compensated by the Funds’ distributor for its activities, in addition to payments for marketing and conferences.  The Board reviewed the monetary values of these transactions.  Lastly, certain affiliates of JNAM may receive benefits under the federal income tax laws with respect to tax deductions and credits.

In evaluating the benefits that may accrue to the Sub-Advisers through their relationship with the Fund(s), the Board noted that each Sub-Adviser may receive indirect benefits in the form of soft dollar arrangements for portfolio securities trades placed with the Funds’ assets and may also develop additional investment advisory business with JNAM, the Funds or other clients of the sub-adviser as a result of its relationship with the Fund(s).  The Board also considered that in the case of J.P. Morgan Investment Management, Inc. (“JPMorgan”), affiliates serve as the custodian and the securities lending agent for the Funds of JNL Series Trust, JNL Variable Fund LLC, JNL Investors Series Trust, and JNL Strategic Income Fund LLC.  The Board considered that each service to be provided to the Funds by JPMorgan affiliates are pursuant to a written agreement, which the Board evaluates periodically as required by law.  As an affiliate of the Master Funds of the JNL/American Funds, Capital Guardian Trust Company serves as investment sub-adviser to the following funds of JNL Series Trust: JNL/Capital Guardian Global Balanced Fund and JNL/Capital Guardian Global Diversified Research Fund.

SUPPLEMENT DATED JUNE 6, 2013

TO THE SUMMARY PROSPECTUS DATED APRIL 29, 2013

JNL® SERIES TRUST

Please note that the changes apply to your variable annuity and/or variable life product(s).

Effective June 3, 2013, in the summary prospectus for the JNL/American Funds Blue Chip Income and Growth Fund, in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses,” in its entirety and replace it with the following:

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Class A(1)
Management/Administrative Fee	1.26%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	1.53%
Less Fee Waiver(2)	(0.48)%
Total Annual Net Expenses	1.05%

(1) The fee table and the example reflect the expenses of both the Fund and the Master Fund.

(2) Jackson National Asset Management, LLC has entered into a contractual agreement with the Fund under which it will waive a portion of its advisory fee for such time as the Fund is operated as a Feeder Fund, because during that time it will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

Effective June 3, 2013, in the summary prospectus for the JNL/American Funds Blue Chip Income and Growth Fund, in the section entitled “Expense Example,” please delete each table following the paragraph in its entirety and replace it with the following:

Class A

1 year	3 years	5 years	10 years
$107	$436	$789	$1,783

Effective June 3, 2013, in the summary prospectus for the JNL/American Funds International Fund, in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses,” in its entirety and replace it with the following:

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Class A(1)
Management/Administrative Fee	1.50%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.04%
Total Annual Fund Operating Expenses	1.79%
Less Fee Waiver(2)	(0.60)%
Total Annual Net Expenses	1.19%

(1) The fee table and the example reflect the expenses of both the Fund and the Master Fund.

(2) Jackson National Asset Management, LLC has entered into a contractual agreement with the Fund under which it will waive a portion of its advisory fee for such time as the Fund is operated as a Feeder Fund, because during that time it will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

Effective June 3, 2013, in the summary prospectus for the JNL/American Funds International Fund, in the section entitled “Expense Example,” please delete each table following the paragraph in its entirety and replace it with the following:

Class A

1 year	3 years	5 years	10 years
$121	$505	$914	$2,056

1

Effective June 3, 2013, in the summary prospectus for the JNL/American Funds Balanced Allocation Fund, in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses,” in its entirety and replace it with the following:

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Class A
Management/Administrative Fee	0.45%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses(1)	0.00%
Acquired Fund Fees and Expenses(2)	0.48%
Total Annual Fund Operating Expenses	1.18%
Less Fee Waiver(3)	(0.00)%
Total Annual Net Expenses	1.18%

(1) Other expenses are based on estimated amounts for the current fiscal year.

(2) Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

(3) Jackson National Asset Management, LLC has contractually agreed to waive 0.05% of the management fees of the Fund. The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Adviser notifies the Board of Trustees of a change in or elimination of the waiver within 30 days prior to the end of the then current term. This fee waiver is subject to yearly review and approval by the Board of Trustees.

Effective June 3, 2013, in the summary prospectus for the JNL/American Funds Growth Allocation Fund, in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses,” in its entirety and replace it with the following:

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Class A
Management/Administrative Fee	0.45%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses(1)	0.00%
Acquired Fund Fees and Expenses(2)	0.50%
Total Annual Fund Operating Expenses	1.20%
Less Fee Waiver(3)	(0.00)%
Total Annual Net Expenses	1.20%

(1) Other expenses are based on estimated amounts for the current fiscal year.

(2) Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

(3) Jackson National Asset Management, LLC has contractually agreed to waive 0.05% of the management fees of the Fund. The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Adviser notifies the Board of Trustees of a change in or elimination of the waiver within 30 days prior to the end of the then current term. This fee waiver is subject to yearly review and approval by the Board of Trustees.

Effective June 3, 2013, in the summary prospectus for the JNL/Franklin Templeton Global Multisector Bond Fund, in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses,” in its entirety and replace it with the following:

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Class A
Management/Administrative Fee	0.90%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.00%
Acquired Fund Fees and Expenses(1)	0.03%
Total Annual Fund Operating Expenses	1.13%
Less Fee Waiver(2)	(0.00)%
Total Annual Net Expenses	1.13%

(1) Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

(2) Jackson National Asset Management, LLC has contractually agreed to waive 0.025% of the management fees of the Fund for net assets up to $1 billion. The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Adviser notifies the Board of Trustees of a change in or elimination of the waiver within 30 days prior to the end of the then current term. This fee waiver is subject to yearly review and approval by the Board of Trustees.

2

Effective June 3, 2013, in the summary prospectus for the JNL/Goldman Sachs Emerging Markets Debt Fund, in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses,” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Class A
Management/Administrative Fee	0.86%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses(1)	0.01%
Total Annual Fund Operating Expenses	1.08%
Less Fee Waiver(2)	(0.00)%
Total Annual Net Expenses	1.08%

(1) Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

(2) Jackson National Asset Management, LLC has contractually agreed to waive 0.025% of the management fees of the Fund for net assets exceeding $400 million and up to $1 billion. The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Adviser notifies the Board of Trustees of a change in or elimination of the waiver within 30 days prior to the end of the then current term. This fee waiver is subject to yearly review and approval by the Board of Trustees.

Effective June 3, 2013, in the summary prospectus for the JNL/Goldman Sachs Mid Cap Value Fund, in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses,” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Class A
Management/Administrative Fee	0.81%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.00%
Acquired Fund Fees and Expenses(1)	0.01%
Total Annual Fund Operating Expenses	1.02%
Less Fee Waiver(2)	(0.00)%
Total Annual Net Expenses	1.02%

(1) Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

(2) Jackson National Asset Management, LLC has contractually agreed to waive 0.025% of the management fees of the Fund for net assets exceeding $500 million. The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Adviser notifies the Board of Trustees of a change in or elimination of the waiver within 30 days prior to the end of the then current term. This fee waiver is subject to yearly review and approval by the Board of Trustees.

Effective June 3, 2013, in the summary prospectus for the JNL/Invesco Small Cap Growth Fund, in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses,” in its entirety and replace it with the following:

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Class A
Management/Administrative Fee	0.95%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.00%
Acquired Fund Fees and Expenses(1)	0.01%
Total Annual Fund Operating Expenses	1.16%
Less Fee Waiver(2)	(0.00)%
Total Annual Net Expenses	1.16%

(1) Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

(2) Jackson National Asset Management, LLC has contractually agreed to waive 0.05% of the management fees of the Fund for net assets up to $250 million. The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Adviser notifies the Board of Trustees of a change in or elimination of the waiver within 30 days prior to the end of the then current term. This fee waiver is subject to yearly review and approval by the Board of Trustees.

3

Effective June 3, 2013, in the summary prospectus for the JNL/Mellon Capital S&P 500 Index Fund, in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses,” in its entirety and replace it with the following:

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Class A
Management/Administrative Fee	0.35%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.03%
Acquired Fund Fees and Expenses(1)	0.01%
Total Annual Fund Operating Expenses	0.59%
Less Fee Waiver(2)	(0.00)%
Total Annual Net Expenses	0.59%

(1) Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

(2) Jackson National Asset Management, LLC has contractually agreed to waive 0.01% of the management fees of the Fund. The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Adviser notifies the Board of Trustees of a change in or elimination of the waiver within 30 days prior to the end of the then current term. This fee waiver is subject to yearly review and approval by the Board of Trustees.

This Supplement is dated June 6, 2013.

(To be used with JMV7698 04/13, VC5869 04/13, JMV7697 04/13, VC5890 04/13, VC5890ML 04/13, VC4224 04/13, JMV8798 04/13, JMV9476 04/13, JMV5763ML 04/13, JMV9476ML 04/13, JMV5763WF 04/13, JMV9476WF 04/13, VC5995 04/13, JMV5765 04/13, JMV2731 04/13, JMV9476L 04/13, JMV7698NY 04/13, NV5869 04/13, JMV7697NY 04/13, NV5890 04/13, NV4224 04/13, JMV9476NY 04/13, NV4224WF 04/13, JMV9476WFNY 04/13, NMV2731 04/13, JMV9476LNY 04/13, FVC4224FT 04/13, VC5526 04/13, VC3656 04/13, VC3657 04/13, VC3723 04/13, NV5526 04/13, NV3174 04/13, NV3174CE 04/13, and NV3784 04/13.)

CMV11196 06/13

4

SUPPLEMENT DATED JULY 1, 2013

TO THE SUMMARY PROSPECTUS DATED APRIL 29, 2013

JNL® SERIES TRUST

Please note that the changes apply to your variable annuity and/or variable life product(s) and are effective July 1, 2013 unless otherwise noted.

In the summary prospectus for the JNL/AQR Managed Futures Strategy Fund, in the section entitled “Principal Investment Strategies,” please delete the first three paragraphs in its entirety and replace it with the following:

Principal Investment Strategies.  To pursue its investment objective, the Fund invests primarily in a portfolio of futures contracts, futures-related instruments and swaps, as defined below.  The Fund’s universe of investments currently includes more than 100 global developed and emerging market exchange-traded futures, futures-related instruments, swaps and forward contracts currently across four major asset classes (commodities, currencies, fixed income and equities).  The Fund’s universe of investments is subject to change under varying market conditions and as these instruments evolve over time.

Generally, the Fund invests in futures contracts, futures-related instruments and swaps, including, but not limited to, global developed and emerging market equity index futures, swaps on equity index futures and equity swaps, global developed and emerging market currency forwards, global developed fixed income futures and bond futures and swaps and may also invest in commodity futures and swaps (collectively, “Instruments”).  The Fund will seek to gain exposure to commodity futures and swaps primarily by investing in JNL/AQR Managed Futures Strategy Fund Ltd. (“Subsidiary”), which invests primarily in those futures and swaps (as described more fully below).These Instruments may be used for investment or speculative purposes, hedging or as a substitute for investing in conventional securities.  The Fund may also invest in fixed income securities, money market instruments, and cash.  There are no geographic limits on the market exposure of the Fund’s assets.  This flexibility allows AQR Capital Management, LLC (“Sub-Adviser”) to look for investments or gain exposure to asset classes and markets around the world, including emerging markets, that it believes will enhance the Fund’s ability to meet its objective. The Fund may also invest in exchange-traded funds or exchange-traded notes through which the Fund can participate in the performance of one or more Instruments.  The Fund’s return is expected to be derived principally from changes in the value of securities and its portfolio is expected to consist principally of securities.

The Sub-Adviser uses proprietary quantitative models to identify price trends in equity, fixed income, currency and commodity Instruments.  Once a trend is determined, the Fund will take either a long or short position in the given Instrument.  The owner of a “long” position in a derivative instrument will benefit from an increase in the price of the underlying instrument. The owners of a “short” position in a derivative instrument will benefit from a decrease in the price of the underlying instrument.  The size of the position taken will relate to the Sub-Adviser’s confidence in the trend continuing as well as the Sub-Adviser’s estimate of the Instrument’s risk.  The Sub-Adviser generally expects that the Fund will have exposure in long and short positions across all four major asset classes (commodities, currencies, fixed income and equities), but at any one time the Fund may emphasize one or two of the asset classes or a limited number of exposures within an asset class.

In the summary prospectus for the JNL/AQR Managed Futures Strategy Fund, in the section entitled “Principal Investment Strategies,” please add the following after the ninth paragraph:

The Fund may invest up to 25% of the value of its total assets in the Subsidiary. The Subsidiary is a wholly owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands as an exempted company. Generally, the Subsidiary invests primarily in commodity futures and swaps, but it may also invest in financial futures, option and swap contracts, fixed income securities, pooled investment vehicles, including those that are not registered pursuant to the 1940 Act, and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions. The Fund invests in the Subsidiary in order to gain exposure to the commodities markets within the limitations of the federal tax law, rules and regulations that apply to regulated investment companies (“RICs”). The Subsidiary is subject to the same general investment policies and restrictions as the Fund, except that, unlike the Fund, the Subsidiary is able to invest without limitation in those futures and swaps subject to the same 1940 Act asset coverage requirements that are applicable to the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a RIC under Subchapter M of Chapter 1 of Subtitle A of the Internal Revenue Code of 1986, as amended (“Subchapter M”). The Fund is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.  The Subsidiary is advised by Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and has the same money managers as the Fund. The Trust’s President and Vice President, who are the President and Chief Operating Officer, respectively, of JNAM, serve as directors of the Subsidiary. The Subsidiary has entered into a separate investment advisory agreement with JNAM for the management of the Subsidiary’s portfolio pursuant to which JNAM has agreed to receive an advisory fee for services to the Subsidiary calculated in the same manner as the advisory fee the Fund pays. See section entitled “Management Fee” in the Prospectus.

In the summary prospectus for the JNL/AQR Managed Futures Strategy Fund, in the section entitled “Principal Risks of Investing in the Fund,” please delete the first paragraph in its entirety and replace it with the following:

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. (In the descriptions below of risks related to investments in commodities - except that describing federal income tax risks - references to the “Fund” include the Subsidiary as well.)

In the summary prospectus for the JNL/AQR Managed Futures Strategy Fund, in the section entitled “Principal Risks of Investing in the Fund,” please delete “Commodity-linked derivatives risk,” “Commodities regulatory and tax risk,” and “Tax risk” in its entirety and replace with the following:

•                  Commodity-linked derivatives risk — The value of a commodity-linked derivative investment typically is based upon the price movements of a commodity, a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index.  Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A highly liquid secondary market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop.

Commodity-linked derivatives also may be subject to credit and interest rate risks that in general affect the values of fixed income securities. Therefore, at maturity, the Fund may receive more or less principal than it originally invested. The Fund might receive interest payments that are more or less than the stated coupon interest payments.

In connection with the Fund’s investments in commodity-linked derivatives, the Fund will attempt to manage its counterparty exposure so as to limit its exposure to any one counterparty. However, due to the limited number of entities that may serve as counterparties (and which the Fund believes are creditworthy) at any one time the Fund may enter into swap agreements with a limited number of counterparties and may invest in commodity-linked notes issued by a limited number of issuers that will act as counterparties, which may increase the Fund’s exposure to counterparty credit risk. There can be no assurance that the Fund will be able to limit exposure to any one counterparty at all times.

•                  Commodities regulatory and tax risk — Commodity-related companies are subject to significant federal, state and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for the products and services they provide. The U.S. Commodity Futures Trading Commission (the “CFTC”) and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the retroactive implementation of speculative position limits or higher margin requirements, the establishment of daily limits and the suspension of trading. Any of these actions, if taken, could adversely affect the returns of the Fund by limiting or precluding investment decisions the Fund might otherwise make. In addition, various national governments have expressed concern regarding the derivatives markets and the need to regulate such markets. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the operations and financial performance of commodity-related companies. The effect of any future regulatory change on the Fund is impossible to predict, but could be substantial and adverse to the Fund. Also, future regulatory developments may impact the Fund’s ability to invest in commodity-linked derivatives.

The tax treatment of derivative instruments, including commodity-linked derivative instruments, may be affected by changes in legislation, regulations or other legally binding authority that could affect the character, timing and amount of the Fund’s taxable income or gains and distributions.  Although the Internal Revenue Service (“IRS”) previously issued numerous private letter rulings that income and gain generated by investments in commodities and commodity-linked notes and income generated by investments in wholly owned foreign subsidiaries (“controlled foreign corporations”) that invest in commodity-linked derivative instruments constitute qualifying income under Subchapter M, the IRS suspended the issuance of these rulings in 2011.  If the IRS changes the position it took in those rulings and publishes an adverse determination relating to the treatment of such income and gain, the Fund would likely need to significantly change its investment strategy.  The Fund has received an opinion of counsel that the income and gain it derives from the Subsidiary should be qualifying income under Subchapter M; an opinion of counsel, however, is not binding on the IRS or the courts.

•                  Tax risk — In order for the Fund to qualify as a RIC under Subchapter M, it must derive at least 90% of its gross income each taxable year from qualifying income, which is described in more detail in the SAI.  Income from commodities and certain commodity-linked derivative instruments in which the Fund may invest is not considered qualifying income.  The Fund will therefore annually restrict its income from commodities and commodity-linked derivative instruments, such as commodity-linked swaps, and other non-qualifying income to a maximum of 10% of its gross income.  The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M.  The annual net income, if any, realized by the Subsidiary and imputed for income tax purposes to the Fund should constitute “qualifying income” for purposes of the Fund’s remaining qualified as a RIC. The tax treatment of commodity-linked notes, other commodity-linked derivatives and the Fund’s investments in the Subsidiary may be adversely affected by future legislation, Treasury regulations and/or guidance issued by the IRS that could, among other things, affect the character, timing and/or amount of the Fund’s taxable income or gains and of distributions made by the Fund.

In the summary prospectus for the JNL/AQR Managed Futures Strategy Fund, in the section entitled “Principal Risks of Investing in the Fund,” please add the following risk:

•                  Subsidiary risk — By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodities and commodity-related instruments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments held directly by the Fund (see “Commodity-linked derivatives risk,” “Commodities regulatory and tax risk [except the part thereof relating to federal income tax risks],” and “Commodity risk” above). There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by the Fund’s Adviser and Sub-Adviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and the SAI and could affect the Fund.

In the summary prospectus for the JNL/BlackRock Commodity Securities Strategy Fund, in the section entitled “Principal Investment Strategies,” please add the following after the fourth paragraph:

The Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investment in commodity-linked derivative instruments, such as structured notes, and other investment vehicles that exclusively invest in precious metals, such as exchange-traded funds (“ETFs”), which are designed to provide this exposure without the Fund’s direct investment in physical commodities or commodities futures contracts. The Fund will seek to gain that exposure primarily by investing up to 25% of the value of its total assets in JNL/BlackRock Commodity Securities Strategy Fund Ltd., a wholly owned subsidiary of the Fund formed in the Cayman Islands (“Subsidiary”), which invests primarily in commodity-related instruments (which may include commodity options and futures, swaps on commodity futures, ETFs that invest in commodities, and commodity-linked structured notes) and commodities (collectively, “Commodities”). The Subsidiary is subject to the same general investment policies and restrictions as the Fund, except that, unlike the Fund, the Subsidiary is able to invest without limitation in Commodities subject to the same 1940 Act asset coverage requirements that are applicable to the Fund. The Subsidiary is advised by Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and has the same money managers as the Fund. The Trust’s President and Vice President, who are the President and Chief Operating Officer, respectively, of JNAM, serve as directors of the Subsidiary. The Subsidiary has entered into a separate investment advisory agreement with JNAM for the management of the Subsidiary’s portfolio, pursuant to which JNAM has agreed to receive an advisory fee for services to the Subsidiary calculated in the same manner as the advisory fee the Fund pays. See section entitled “Management Fee” in the Prospectus.

In the summary prospectus for the JNL/BlackRock Commodity Securities Strategy Fund, in the section entitled “Principal Risks of Investing in the Fund,” please delete the first paragraph in its entirety and replace it with the following:

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. (In the descriptions below of risks related to investments in commodities - except that describing federal income tax risks - references to the “Fund” include the Subsidiary as well.)

In the summary prospectus for the JNL/BlackRock Commodity Securities Strategy Fund, in the section entitled “Principal Risks of Investing in the Fund,” please delete “Commodity-linked derivatives risk” and “Commodities regulatory and tax risk,” in its entirety and replace with the following:

•                  Commodity-linked derivatives risk — The value of a commodity-linked derivative investment typically is based upon the price movements of a commodity, a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index.  Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A highly liquid secondary market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop.

Commodity-linked derivatives also may be subject to credit and interest rate risks that in general affect the values of fixed income securities. Therefore, at maturity, the Fund may receive more or less principal than it originally invested. The Fund might receive interest payments that are more or less than the stated coupon interest payments.

In connection with the Fund’s investments in commodity-linked derivatives, the Fund will attempt to manage its counterparty exposure so as to limit its exposure to any one counterparty. However, due to the limited number of entities that may serve as counterparties (and which the Fund believes are creditworthy) at any one time the Fund may enter into swap agreements with a limited number of counterparties and may invest in commodity-linked notes issued by a limited number of issuers that will act as counterparties, which may increase the Fund’s exposure to counterparty credit risk. There can be no assurance that the Fund will be able to limit exposure to any one counterparty at all times.

•                  Commodities regulatory and tax risk — Commodity-related companies are subject to significant federal, state and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for the products and services they provide. The U.S. Commodity Futures Trading Commission (the “CFTC”) and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the retroactive implementation of speculative position limits or higher margin requirements, the establishment of daily limits and the suspension of trading. Any of these actions, if taken, could adversely affect the returns of the Fund by limiting or precluding investment decisions the Fund might otherwise make. In addition, various national governments have expressed concern regarding the derivatives markets and the need to regulate such markets. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the operations and financial performance of commodity-related companies. The effect of any future regulatory change on the Fund is impossible to predict, but could be substantial and adverse to the Fund. Also, future regulatory developments may impact the Fund’s ability to invest in commodity-linked derivatives.

The tax treatment of derivative instruments, including commodity-linked derivative instruments, may be affected by changes in legislation, regulations or other legally binding authority that could affect the character, timing and amount of the Fund’s taxable income or gains and distributions.  Although the Internal Revenue Service (“IRS”) previously issued numerous private letter rulings that income and gain generated by investments in commodities and commodity-linked notes and income generated by investments in wholly owned foreign subsidiaries (“controlled foreign corporations”) that invest in commodity-linked derivative instruments constitute qualifying income under Subchapter M, the IRS suspended the issuance of these rulings in 2011.  If the IRS changes the position it took in those rulings and publishes an adverse determination relating to the treatment of such income and gain, the Fund would likely need to significantly change its investment strategy.  The Fund has received an opinion of counsel that the income and gain it derives from the Subsidiary should be qualifying income under Subchapter M; an opinion of counsel, however, is not binding on the IRS or the courts.

In the summary prospectus for the JNL/BlackRock Commodity Securities Strategy Fund, in the section entitled “Principal Risks of Investing in the Fund,” please add the following risks:

•                  Subsidiary risk — By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodities and commodity-related instruments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments held directly by the Fund (see “Commodity-linked derivatives risk,” “Commodities regulatory and tax risk [except the part thereof relating to federal income tax risks],” and “Commodity risk” above). There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by the Fund’s Adviser and Sub-Adviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and the SAI and could affect the Fund.

•                  Tax risk — In order for the Fund to qualify as a RIC under Subchapter M, it must derive at least 90% of its gross income each taxable year from qualifying income, which is described in more detail in the SAI.  Income from commodities and certain commodity-linked derivative instruments in which the Fund may invest is not considered qualifying income.  The Fund will therefore annually restrict its income from commodities and commodity-linked derivative instruments, such as commodity-linked swaps, and other non-qualifying income to a maximum of 10% of its gross income.  The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M.  The annual net income, if any, realized by the Subsidiary and imputed for income tax purposes to the Fund should constitute “qualifying income” for purposes of the Fund’s remaining qualified as a RIC. The tax treatment of commodity-linked notes, other commodity-linked derivatives and the Fund’s investments in the Subsidiary may be adversely affected by future legislation, Treasury regulations and/or guidance issued by the IRS that could, among other things, affect the character, timing and/or amount of the Fund’s taxable income or gains and of distributions made by the Fund.

In the summary prospectus for the JNL/BlackRock Global Allocation Fund, in the section entitled “Principal Investment Strategies,” please delete the seventh paragraph in its entirety and add the following paragraphs in its place:

The Fund may use derivatives, including options, futures, indexed securities, inverse securities, swaps and forward contracts both to seek to increase in the return of the Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets.

The Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investment in commodity-linked derivative instruments, such as structured notes, and other investment vehicles that exclusively invest in precious metals, such as exchange-traded funds (“ETFs”), which are designed to provide this exposure without the Fund’s direct investment in physical commodities or commodities futures contracts. The Fund may seek to gain that exposure primarily by investing up to 25% of the value of its total assets in JNL/BlackRock Global Allocation Fund Ltd., a wholly owned subsidiary of the Fund formed in the Cayman Islands (“Subsidiary”), which invests primarily in commodity-related instruments (which may include, among others, commodity options and futures, swaps on commodity futures, ETFs that invest in commodities, and commodity-linked structured notes) and commodities (collectively, “Commodities”). The Subsidiary is subject to the same general investment policies and restrictions as the Fund, except that, unlike the Fund, the Subsidiary is able to invest without limitation in Commodities subject to the same 1940 Act asset coverage requirements that are applicable to the Fund.  The Subsidiary is advised by Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and has the same money managers as the Fund. The Trust’s President and Vice President, who are the President and Chief Operating Officer, respectively, of JNAM, serve as directors of the Subsidiary. The Subsidiary has entered into a separate investment advisory agreement with JNAM for the management of the Subsidiary’s portfolio, pursuant to which JNAM has agreed to receive an advisory fee for services to the Subsidiary calculated in the same manner as the advisory fee the Fund pays.  See section entitled “Management Fee” in the Prospectus.

In the summary prospectus for the JNL/BlackRock Global Allocation Fund, in the section entitled “Principal Risks of Investing in the Fund,” please delete the first paragraph in its entirety and replace it with the following:

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. (In the descriptions below of risks related to investments in commodities - except that describing federal income tax risks - references to the “Fund” include the Subsidiary as well.)

In the summary prospectus for the JNL/BlackRock Global Allocation Fund, in the section entitled “Principal Risks of Investing in the Fund,” please delete “Commodity-linked derivatives risk,” “Commodities regulatory and tax risk,” “Subsidiary risk,” and “Tax risk” in its entirety and replace with the following:

•                  Commodity-linked derivatives risk — The value of a commodity-linked derivative investment typically is based upon the price movements of a commodity, a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index.  Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A highly liquid secondary market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop.

Commodity-linked derivatives also may be subject to credit and interest rate risks that in general affect the values of fixed income securities. Therefore, at maturity, the Fund may receive more or less principal than it originally invested. The Fund might receive interest payments that are more or less than the stated coupon interest payments.

In connection with the Fund’s investments in commodity-linked derivatives, the Fund will attempt to manage its counterparty exposure so as to limit its exposure to any one counterparty. However, due to the limited number of entities that may serve as counterparties (and which the Fund believes are creditworthy) at any one time the Fund may enter into swap agreements with a limited number of counterparties and may invest in commodity-linked notes issued by a limited number of issuers that will act as counterparties, which may increase the Fund’s exposure to counterparty credit risk. There can be no assurance that the Fund will be able to limit exposure to any one counterparty at all times.

•                  Commodities regulatory and tax risk — Commodity-related companies are subject to significant federal, state and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for the products and services they provide. The U.S. Commodity Futures Trading Commission (the “CFTC”) and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the retroactive implementation of speculative position limits or higher margin requirements, the establishment of daily limits and the suspension of trading. Any of these actions, if taken, could adversely affect the returns of the Fund by limiting or precluding investment decisions the Fund might otherwise make. In addition, various national governments have expressed concern regarding the derivatives markets and the need to regulate such markets. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the operations and financial performance of commodity-related companies. The effect of any future regulatory change on the Fund is impossible to predict, but could be substantial and adverse to the Fund. Also, future regulatory developments may impact the Fund’s ability to invest in commodity-linked derivatives.

The tax treatment of derivative instruments, including commodity-linked derivative instruments, may be affected by changes in legislation, regulations or other legally binding authority that could affect the character, timing and amount of the Fund’s taxable income or gains and distributions.  Although the Internal Revenue Service (“IRS”) previously issued numerous private letter rulings that income and gain generated by investments in commodities and commodity-linked notes and income generated by investments in wholly owned foreign subsidiaries (“controlled foreign corporations”) that invest in commodity-linked derivative instruments constitute qualifying income under Subchapter M, the IRS suspended the issuance of these rulings in 2011.  If the IRS changes the position it took in those rulings and publishes an adverse determination relating to the treatment of such income and gain, the Fund would likely need to significantly change its investment strategy.  The Fund has received an opinion of counsel that the income and gain it derives from the Subsidiary should be qualifying income under Subchapter M; an opinion of counsel, however, is not binding on the IRS or the courts.

•                  Subsidiary risk — By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodities and commodity-related instruments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments held directly by the Fund (see “Commodity-linked derivatives risk,” “Commodities regulatory and tax risk [except the part thereof relating to federal income tax risks],” and “Commodity risk” above). There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by the Fund’s Adviser and Sub-Adviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and the SAI and could affect the Fund.

•                  Tax risk — In order for the Fund to qualify as a RIC under Subchapter M, it must derive at least 90% of its gross income each taxable year from qualifying income, which is described in more detail in the SAI.  Income from commodities and certain commodity-linked derivative instruments in which the Fund may invest is not considered qualifying income.  The Fund will therefore annually restrict its income from commodities and commodity-linked derivative instruments, such as commodity-linked swaps, and other non-qualifying income to a maximum of 10% of its gross income.  The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M.  The annual net income, if any, realized by the Subsidiary and imputed for income tax purposes to the Fund should constitute “qualifying income” for purposes of the Fund’s remaining qualified as a RIC. The tax treatment of commodity-linked notes, other commodity-linked derivatives and the Fund’s investments in the Subsidiary may be adversely affected by future legislation, Treasury regulations and/or guidance issued by the IRS that could, among other things, affect the character, timing and/or amount of the Fund’s taxable income or gains and of distributions made by the Fund.

In the summary prospectus for the JNL/BlackRock Global Allocation Fund, in the section entitled “Portfolio Managers,” please delete the table in its entirety and replace with the following:

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Dennis W. Stattman, CFA	2011	Managing Director of BlackRock, Inc.
Dan Chamby, CFA	2011	Managing Director of BlackRock, Inc.
Romualdo Roldan, PhD	2011	Managing Director of BlackRock, Inc.

In the summary prospectus for the JNL/Franklin Templeton Small Cap Value Fund, in the section entitled “Portfolio Managers,” please delete the table in its entirety and replace with the following:

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
William J. Lippman	2005	President
Steven B. Raineri	2012	Portfolio Manager
Bruce C. Baughman, CPA	2005	Senior Vice President
Margaret McGee	2005	Vice President
Donald G. Taylor	2005	Chief Investment Officer and Senior Vice President

In the summary prospectus for the JNL/Ivy Asset Strategy Fund, in the section entitled “Principal Investment Strategies,” please add the following paragraphs:

Generally, the Fund invests in futures contracts, futures-related instruments and equity swaps, including, but not limited to, global developed and emerging market equity index futures, swaps on equity index futures and equity swaps, global developed and emerging market currency forwards, global developed fixed income futures, bond futures and swaps on bond futures and may also invest in commodity futures and swaps on commodity futures (collectively, “Instruments”).  The Fund will seek to gain exposure to commodity futures and swaps on commodity futures primarily by investing in JNL/Ivy Asset Strategy Fund Ltd. (“Subsidiary”), which invests primarily in precious metals and those futures and swaps (as described more fully below).These Instruments may be used for investment or speculative purposes, hedging or as a substitute for investing in conventional securities.

The Fund may invest up to 25% of the value of its total assets in the Subsidiary. The Subsidiary is a wholly owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands as an exempted company. Generally, the Subsidiary invests primarily in precious metals, commodity futures and swaps on commodity futures, but it may also invest in financial futures, option and swap contracts, fixed income securities, pooled investment vehicles, including those that are not registered pursuant to the 1940 Act, and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions. The Fund invests in the Subsidiary in order to gain exposure to the commodities markets within the limitations of the federal tax law, rules and regulations that apply to regulated investment companies (“RICs”). The Subsidiary is subject to the same general investment policies and restrictions as the Fund, except that, unlike the Fund, the Subsidiary is able to invest without limitation in precious metals and commodity-related investments subject to the same 1940 Act asset coverage requirements that are applicable to the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a RIC under Subchapter M of Chapter 1 of Subtitle A of the Internal Revenue Code of 1986, as amended (“Subchapter M”). The Fund is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.  The Subsidiary is advised by Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and has the same money managers as the Fund. The Trust’s President and Vice President, who are the President and Chief Operating Officer, respectively, of JNAM, serve as directors of the Subsidiary. The Subsidiary has entered into a separate investment advisory agreement with JNAM for the management of the Subsidiary’s portfolio pursuant to which JNAM has agreed to receive an advisory fee for services to the Subsidiary calculated in the same manner as the advisory fee the Fund pays. See section entitled “Management Fee” in the Prospectus.

In the summary prospectus for the JNL/Ivy Asset Strategy Fund, in the section entitled “Principal Risks of Investing in the Fund,” please delete the first paragraph in its entirety and replace it with the following:

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. (In the descriptions below of risks related to investments in commodities - except that describing federal income tax risks - references to the “Fund” include the Subsidiary as well.)

In the summary prospectus for the JNL/Ivy Asset Strategy Fund, in the section entitled “Principal Risks of Investing in the Fund,” please delete “Commodity-linked derivatives risk,” “Commodities regulatory and tax risk,” “Subsidiary risk,” and “Tax risk” in its entirety and replace with the following:

•                  Commodity-linked derivatives risk — The value of a commodity-linked derivative investment typically is based upon the price movements of a commodity, a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index.  Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A highly liquid secondary market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop.

Commodity-linked derivatives also may be subject to credit and interest rate risks that in general affect the values of fixed income securities. Therefore, at maturity, the Fund may receive more or less principal than it originally invested. The Fund might receive interest payments that are more or less than the stated coupon interest payments.

In connection with the Fund’s investments in commodity-linked derivatives, the Fund will attempt to manage its counterparty exposure so as to limit its exposure to any one counterparty. However, due to the limited number of entities that may serve as counterparties (and which the Fund believes are creditworthy) at any one time the Fund may enter into swap agreements with a limited number of counterparties and may invest in commodity-linked notes issued by a limited number of issuers that will act as counterparties, which may increase the Fund’s exposure to counterparty credit risk. There can be no assurance that the Fund will be able to limit exposure to any one counterparty at all times.

•                  Commodities regulatory and tax risk — Commodity-related companies are subject to significant federal, state and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for the products and services they provide. The U.S. Commodity Futures Trading Commission (the “CFTC”) and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the retroactive implementation of speculative position limits or higher margin requirements, the establishment of daily limits and the suspension of trading. Any of these actions, if taken, could adversely affect the returns of the Fund by limiting or precluding investment decisions the Fund might otherwise make. In addition, various national governments have expressed concern regarding the derivatives markets and the need to regulate such markets. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the operations and financial performance of commodity-related companies. The effect of any future regulatory change on the Fund is impossible to predict, but could be substantial and adverse to the Fund. Also, future regulatory developments may impact the Fund’s ability to invest in commodity-linked derivatives.

The tax treatment of derivative instruments, including commodity-linked derivative instruments, may be affected by changes in legislation, regulations or other legally binding authority that could affect the character, timing and amount of the Fund’s taxable income or gains and distributions.  Although the Internal Revenue Service (“IRS”) previously issued numerous private letter rulings that income and gain generated by investments in commodities and commodity-linked notes and income generated by investments in wholly owned foreign subsidiaries (“controlled foreign corporations”) that invest in commodity-linked derivative instruments constitute qualifying income under Subchapter M, the IRS suspended the issuance of these rulings in 2011.  If the IRS changes the position it took in those rulings and publishes an adverse determination relating to the treatment of such income and gain, the Fund would likely need to significantly change its investment strategy.  The Fund has received an opinion of counsel that the income and gain it derives from the Subsidiary should be qualifying income under Subchapter M; an opinion of counsel, however, is not binding on the IRS or the courts.

•                  Subsidiary risk — By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodities and commodity-related instruments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments held directly by the Fund (see “Commodity-linked derivatives risk,” “Commodities regulatory and tax risk [except the part thereof relating to federal income tax risks],” and “Commodity risk” above). There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by the Fund’s Adviser and Sub-Adviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and the SAI and could affect the Fund.

•                  Tax risk — In order for the Fund to qualify as a RIC under Subchapter M, it must derive at least 90% of its gross income each taxable year from qualifying income, which is described in more detail in the SAI.  Income from commodities and certain commodity-linked derivative instruments in which the Fund may invest is not considered qualifying income.  The Fund will therefore annually restrict its income from commodities and commodity-linked derivative instruments, such as commodity-linked swaps, and other non-qualifying income to a maximum of 10% of its gross income.  The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M.  The annual net income, if any, realized by the Subsidiary and imputed for income tax purposes to the Fund should constitute “qualifying income” for purposes of the Fund’s remaining qualified as a RIC. The tax treatment of commodity-linked notes, other commodity-linked derivatives and the Fund’s investments in the Subsidiary may be adversely affected by future legislation, Treasury regulations and/or guidance issued by the IRS that could, among other things, affect the character, timing and/or amount of the Fund’s taxable income or gains and of distributions made by the Fund.

This Supplement is dated July 1, 2013.

(To be used with JMV7698 04/13, VC5869 04/13, JMV7697 04/13, VC5890 04/13, VC5890ML 04/13, VC4224 04/13, JMV8798 04/13, JMV9476 04/13, JMV5763ML 04/13, JMV9476ML 04/13, JMV5763WF 04/13, JMV9476WF 04/13, VC5995 04/13, JMV5765 04/13, JMV2731 04/13, JMV8037 04/13, JMV7698NY 04/13, NV5869 04/13, JMV7697NY 04/13, NV5890 04/13, NV4224 04/13, JMV9476NY 04/13, NV4224WF 04/13, JMV9476WFNY 04/13, NMV2731 04/13, JMV8037NY 04/13, FVC4224FT 04/13, VC5526 04/13, VC3656 04/13, VC3657 04/13, VC3723 04/13, NV5526 04/13, NV3174 04/13, NV3174CE 04/13, JMV9476L 04/13, JMV9476LNY 04/13, NV3784 04/13, HR105 04/13 and VC2440 04/13.)

CMV11299 07/13

JNL Series Trust	PRSRT STD
JNL Variable Fund LLC	U.S. POSTAGE
PAID
One Corporate Way	JACKSON NATIONAL
Lansing, MI 48951	ASSET MANAGEMENT
L.L.C.

VADV6413 06/13

Item 2.  Code of Ethics.

Not applicable to the semi-annual filing.

Item 3.  Audit Committee Financial Expert.

Not applicable to the semi-annual filing.

Item 4.  Principal Accountant Fees and Services.

Not applicable to the semi-annual filing.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

(a)           Below is a Schedule I — Investments in securities of unaffiliated issuers for the JNL/BlackRock Commodity Securities Strategy Fund, the JNL/BlackRock Global Allocation Fund, the JNL/Capital Guardian Global Balanced Fund, the JNL/Capital Guardian Global Diversified Research Fund, the JNL/DFA U.S. Core Equity Fund, the JNL/Eagle SmallCap Equity Fund, the JNL/Eastspring Investments Asia ex-Japan Fund, the JNL/Franklin Templeton Global Growth Fund, the JNL/Franklin Templeton Global Multisector Bond Fund, the JNL/Franklin Templeton Income Fund, the JNL/Franklin Templeton Mutual Shares Fund, the JNL/Franklin Templeton Small Cap Value Fund, the JNL/Goldman Sachs Emerging Markets Debt Fund, the JNL/Goldman Sachs Mid Cap Value Fund, the JNL/Goldman Sachs U.S. Equity Flex Fund, the JNL/Invesco Global Real Estate Fund, the JNL/Invesco International Growth Fund, the JNL/Invesco Large Cap Growth Fund, the JNL/Invesco Small Cap Growth Fund, the JNL/Ivy Asset Strategy Fund, the JNL/JPMorgan International Value Fund, the JNL/JPMorgan MidCap Growth Fund, the JNL/Lazard Emerging Markets Fund, the JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund, the JNL/Mellon Capital Emerging Markets Index Fund, the JNL/Mellon Capital International Index Fund, the JNL/Mellon Capital S&P 400 MidCap Index Fund, the JNL/Mellon Capital S&P 500 Index Fund, the JNL/Mellon Capital Small Cap Index Fund, the JNL/Neuberger Berman Strategic Income Fund, the JNL/Oppenheimer Global Growth Fund, JNL/PPM America Floating Rate Income Fund, the JNL/PPM America High Yield Bond Fund, the JNL/T.Rowe Price Established Growth Fund, the JNL/T. Rowe Price Mid-Cap Growth Fund, the JNL/T.Rowe Price Short-Term Bond Fund, the JNL/T.Rowe Price Value Fund, the JNL/WMC Balanced Fund, and the JNL/WMC Value Fund, for which a summary schedule of investments was provided in the Semi-Annual Report (Unaudited) dated June 30, 2013, pursuant to §210.1212 of Regulation S-X.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2013

JNL/BlackRock Commodity Securities Strategy Fund

Portfolio Composition:	Percentage of Total Investments
Energy	67.9%
Commodity Indexed Structured Notes*	5.6
Materials	5.0
Financials	0.9
Short Term Investments*	20.6
Total Investments	100.0%

*                 The Fund invests its portfolio in commodity indexed structured notes and short term investments to gain exposure to the Dow Jones-UBS Commodity Index.

	Shares/Par (p)	Value
COMMON STOCKS - 73.6%

ENERGY - 68.5%
Anadarko Petroleum Corp.	341	$29,301
Apache Corp.	309	25,897
Baker Hughes Inc.	271	12,500
Berry Petroleum Co. - Class A	98	4,149
Cabot Oil & Gas Corp. - Class A	521	36,982
Cameron International Corp. (c)	473	28,930
Canadian Natural Resources Ltd.	516	14,559
Carrizo Oil & Gas Inc. (c)	157	4,446
Cenovus Energy Inc.	328	9,356
Chevron Corp.	384	45,385
Cimarex Energy Co.	118	7,645
CNOOC Ltd. - ADR	32	5,395
Coastal Energy Co.	705	9,198
ConocoPhillips	150	9,051
CONSOL Energy Inc.	157	4,248
Crew Energy Inc.	598	2,944
Devon Energy Corp.	484	25,090
Dresser-Rand Group Inc. (c)	493	29,562
Dril-Quip Inc. (c)	207	18,727
EnCana Corp.	207	3,495
Ensco Plc - Class A	376	21,866
EOG Resources Inc.	458	60,270
EQT Corp.	244	19,381
Exxon Mobil Corp.	492	44,447
FMC Technologies Inc. (c)	687	38,268
Forum Energy Technologies Inc. (c) (e)	85	2,574
Halliburton Co.	475	19,810
Helmerich & Payne Inc.	265	16,537
Hess Corp.	207	13,732
Husky Energy Inc.	174	4,633
Kosmos Energy Ltd. (c)	510	5,184
Legacy Oil + Gas Inc.	230	1,084
Marathon Oil Corp.	388	13,419
Marathon Petroleum Corp.	189	13,427
MEG Energy Corp.	103	2,817
Murphy Oil Corp.	360	21,916
National Oilwell Varco Inc.	599	41,259
Newfield Exploration Co. (c)	162	3,869
Noble Corp.	398	14,947
Noble Energy Inc.	441	26,476
Occidental Petroleum Corp.	372	33,229
Paramount Resources Ltd. - Class A	39	1,337
Peabody Energy Corp.	326	4,777
Phillips 66	121	7,141
Pioneer Natural Resources Co.	160	23,221
Range Resources Corp.	392	30,285
Rowan Cos. Plc - Class A (c)	133	4,520
Saipem SpA	241	3,906
Schlumberger Ltd.	378	27,088
Southwestern Energy Co. (c)	204	7,438
Suncor Energy Inc.	901	26,546
Talisman Energy Inc.	1,310	14,946
Technip SA - ADR	547	13,909
Total SA - ADR (e)	242	11,780
Transocean Ltd.	112	5,377
Trican Well Service Ltd. (e)	186	2,469
Uranium Energy Corp. (q)	366	655
Valero Energy Corp.	204	7,093
Weatherford International Ltd. (c)	197	2,705
Whiting Petroleum Corp. (c)	263	12,103
Williams Cos. Inc.	151	4,917
		958,218
MATERIALS - 5.1%
BHP Billiton Ltd.	166	4,779
E.I. du Pont de Nemours & Co.	118	6,178
Eldorado Gold Corp.	1,073	6,641
First Quantum Minerals Ltd.	643	9,534
Franco-Nevada Corp.	164	5,865
Goldcorp Inc.	359	8,912
HudBay Minerals Inc. (e)	348	2,301
Newcrest Mining Ltd.	397	3,667
Newmont Mining Corp.	77	2,316
Praxair Inc.	48	5,517
Southern Copper Corp.	368	10,175
Vale SA - ADR (e)	385	5,057
		70,942
Total Common Stocks (cost $973,722)		1,029,160

COMMODITY INDEXED STRUCTURED NOTES - 6.6%
Bank of America Corp., Dow Jones-UBS Commodity Index 3 Month Forward Total Return commodity linked note, 0.20%, 06/27/14 (f) (i)	$15,500	12,681
JPMorgan Chase, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.20%, 08/02/13 (f) (i)	7,500	6,247
JPMorgan Chase, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.20%, 12/04/13 (f) (i)	12,000	7,305
JPMorgan Chase, Dow Jones-UBS Commodity Index Forward Total Return commodity linked note, 0.20%, 08/04/14 (f) (i)	4,000	4,000
JPMorgan Chase, Dow Jones-UBS Commodity Index Total Return commodity linked note, 0.20%, 11/26/13 (f) (i)	12,000	6,559
JPMorgan Chase, Dow Jones-UBS Commodity Index Total Return commodity linked note, 0.20%, 07/14/14 (f) (i)	11,500	9,498
UBS AG, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.20%, 11/15/13 (f) (i)	9,000	4,903
UBS AG, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.20%, 11/29/13 (f) (i)	9,000	5,568
UBS AG, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.20%, 12/05/13 (f) (i)	6,500	4,273
UBS AG, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.20%, 02/14/14 (f) (i)	15,000	9,859
UBS AG, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.20%, 02/18/14 (f) (i)	6,000	3,930

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
UBS AG, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.20%, 07/10/14 (f) (i)	20,500	17,440

Total Commodity Indexed Structured Notes (cost $128,500)		92,263

SHORT TERM INVESTMENTS - 20.8%

Investment Companies - 1.6%
JNL Money Market Fund, 0.01% (a) (h)	22,808	22,808

Securities Lending Collateral - 1.0%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	13,076	13,076

Treasury Securities - 18.2%
U.S. Treasury Bill
0.05%, 07/18/13	$13,400	13,400
0.03%, 08/08/13	25,000	24,999
0.11%, 10/03/13	216,600	216,575
		254,974
Total Short Term Investments (cost $290,853)		290,858

Total Investments - 101.0% (cost $1,393,075)		1,412,281
Other Assets and Liabilities, Net - (1.0%)		(13,736)
Total Net Assets - 100.0%		$1,398,545

JNL/BlackRock Global Allocation Fund (t) (v)

Portfolio Composition:	Percentage of Total Investments
Financials	13.2%
Government Securities	12.7
Health Care	8.5
Consumer Discretionary	7.0
Information Technology	6.9
Industrials	6.4
Energy	6.1
Consumer Staples	4.3
Materials	4.1
Telecommunication Services	3.0
Utilities	2.0
Purchased Options	0.7
Non-U.S. Government Agency ABS	0.1
Investment Companies	1.5
Short Term Investments	23.5
Total Investments	100.0%

	Shares/Par (p)	Value
COMMON STOCKS - 56.3%

CONSUMER DISCRETIONARY - 6.2%
Aisin Seiki Co. Ltd.	37	$1,428
Amazon.com Inc. (c)	11	3,080
Anhanguera Educacional Participacoes SA	240	1,406
Bayerische Motoren Werke AG	19	1,620
BorgWarner Inc. (c) (o)	17	1,480
Bridgestone Corp.	118	4,020
Carnival Corp.	33	1,136
Charter Communications Inc. - Class A (c)	27	3,293
Cheng Shin Rubber Industry Co. Ltd.	381	1,198
Coach Inc.	44	2,514
Comcast Corp. - Class A	252	10,558
Daihatsu Motor Co. Ltd.	56	1,051
Delphi Automotive Plc	21	1,039
Delta Topco Ltd. (c) (f) (q)	2,155	1,249
Denso Corp.	56	2,614
DISH Network Corp. - Class A	10	406
Dongfeng Motor Group Co. Ltd. - Class H	333	442
Eutelsat Communications Group SA	24	676
Expedia Inc.	2	147
Ford Motor Co.	326	5,037
Fuji Heavy Industries Ltd.	407	10,051
Futaba Industrial Co. Ltd. (c)	68	307
General Motors Co. (c)	143	4,772
Guinness Peat Group Plc (c)	254	90
Honda Motor Co. Ltd.	118	4,387
Hyundai Motor Co.	12	2,268
International Game Technology	69	1,151
Johnson Controls Inc.	37	1,309
Kabel Deutschland Holding AG	32	3,489
Lear Corp.	3	169
Liberty Media Corp. - Class A (c)	25	3,174
LVMH Moet Hennessy Louis Vuitton SA	11	1,828
Macy’s Inc.	3	125
Manchester United Plc - Class A (e) (c)	67	1,069
Mattel Inc.	59	2,680
Mazda Motor Corp. (c)	152	601
McDonald’s Corp.	58	5,776
Mediaset SpA (c)	428	1,611
MRV Engenharia e Participacoes SA	292	862
Nitori Co. Ltd.	19	1,508
Pearson Plc	53	949
Pulte Homes Inc. (c)	101	1,925
Rakuten Inc.	244	2,879
Rinnai Corp.	17	1,216
Ross Stores Inc.	2	103
RTL Group SA	22	1,822
Ryohin Keikaku Co. Ltd.	23	1,918
Shaw Communications Inc. - Class B (e)	114	2,724
Singapore Press Holdings Ltd. (e)	105	345
Suzuki Motor Corp.	210	4,829
Tiffany & Co.	28	2,032
Time Warner Cable Inc.	18	2,075
Toyota Industries Corp.	105	4,300
Toyota Motor Corp.	62	3,734
TRW Automotive Holdings Corp. (c)	17	1,157
Williams-Sonoma Inc.	19	1,087
Wyndham Worldwide Corp.	2	115
Yamada Denki Co. Ltd. (e)	45	1,820
Yulon Motor Co. Ltd.	517	825
Zhongsheng Group Holdings Ltd.	694	762
ZON Multimedia - Servicos de Telecomunicacoes e Multimedia SGPS SA	176	850
		129,088
CONSUMER STAPLES - 4.2%
Anheuser-Busch InBev NV	26	2,331
Chaoda Modern Agriculture Holdings Ltd. (c) (f) (q)	604	30
Coca-Cola Co.	211	8,452
Colgate-Palmolive Co.	72	4,142
Constellation Brands Inc. - Class A (c)	5	259
Cosan Ltd. - Class A	216	3,498
CVS Caremark Corp.	67	3,818
Diageo Plc - ADR	26	2,999
Dr. Pepper Snapple Group Inc.	15	699
Energizer Holdings Inc.	3	309
Fomento Economico Mexicano SAB de CV - ADR	11	1,104
General Mills Inc.	60	2,918
Hillshire Brands Co.	66	2,188
Hypermarcas SA	226	1,470
Kao Corp.	32	1,086
Kimberly-Clark Corp.	27	2,585
Kirin Holdings Co. Ltd. (e)	81	1,267
Kraft Foods Group Inc.	27	1,490

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Kroger Co.	4	140
Mead Johnson Nutrition Co.	53	4,161
Mondelez International Inc. - Class A	148	4,228
Nestle SA	95	6,254
PepsiCo Inc.	88	7,189
Philip Morris International Inc.	4	334
Procter & Gamble Co.	116	8,920
SABMiller Plc	8	396
SLC Agricola SA	151	1,298
Suntory Beverage & Food Ltd (f)	64	2,007
Unicharm Corp.	14	814
Unilever NV - ADR	15	572
Unilever NV - CVA	65	2,556
Unilever Plc	26	1,043
Unilever Plc - ADR	16	651
Wal-Mart Stores Inc.	98	7,326
WhiteWave Foods Co. - Class A (c)	6	94
		88,628
ENERGY - 5.6%
Anadarko Petroleum Corp.	78	6,676
Apache Corp.	22	1,852
Athabasca Oil Corp. (e)	276	1,708
BG Group Plc	322	5,478
BP Plc	204	1,417
BP Plc - ADR	56	2,351
Canadian Natural Resources Ltd.	81	2,299
Chevron Corp.	56	6,596
Cobalt International Energy Inc. (c)	57	1,506
Devon Energy Corp.	41	2,133
Diamond Offshore Drilling Inc.	2	129
Dresser-Rand Group Inc. (c)	1	34
ENI SpA	218	4,469
EOG Resources Inc.	18	2,394
Halliburton Co.	82	3,409
Helmerich & Payne Inc.	2	143
INPEX Corp.	1	2,523
KazMunaiGas Exploration Production JSC - GDR	123	1,857
Marathon Oil Corp.	268	9,284
Marathon Petroleum Corp.	127	9,007
Murphy Oil Corp.	4	269
National Oilwell Varco Inc.	99	6,803
Occidental Petroleum Corp.	65	5,838
Phillips 66	66	3,861
QEP Resources Inc.	86	2,379
Schlumberger Ltd.	106	7,601
SM Energy Co.	38	2,296
Suncor Energy Inc.	216	6,368
Suncor Energy Inc.	5	162
Technip SA	32	3,297
Tenaris SA - ADR (e)	29	1,174
Total SA (e)	72	3,498
Total SA - ADR	79	3,837
Valero Energy Corp.	5	159
Vallares Plc (c)	116	1,623
Whiting Petroleum Corp. (c)	52	2,417
		116,847
FINANCIALS - 10.3%
ACE Ltd.	68	6,076
Allianz SE	23	3,335
American Capital Agency Corp.	77	1,768
American Express Co.	71	5,272
American International Group Inc. (c)	41	1,851
American Tower Corp.	44	3,199
Ameriprise Financial Inc.	2	127
Amlin Plc	91	547
Arch Capital Group Ltd. (c)	18	925
AXA SA	140	2,754
Axis Capital Holdings Ltd.	7	301
Banco Bilbao Vizcaya Argentaria SA (e)	159	1,340
Banco Santander SA	297	1,899
Bank of America Corp.	596	7,669
Bank of New York Mellon Corp.	72	2,026
Bank of Nova Scotia (e)	31	1,677
BB&T Corp.	67	2,281
Berkshire Hathaway Inc. - Class B (c)	15	1,709
BNP Paribas	110	6,015
BR Malls Participacoes SA	76	683
Brookfield Asset Management Inc. - Class A	59	2,133
Capital One Financial Corp.	51	3,193
CapitaLand Ltd.	763	1,842
Chubb Corp.	23	1,957
Citigroup Inc.	128	6,153
CNA Financial Corp.	4	142
Commonwealth Bank of Australia	16	1,031
Credit Suisse Group AG	62	1,640
Cyrela Brazil Realty SA	171	1,173
Daito Trust Construction Co. Ltd.	12	1,121
Deutsche Bank AG	102	4,292
Deutsche Boerse AG	21	1,371
Discover Financial Services	78	3,702
Equity Residential	54	3,126
Fibra Uno Administracion SA de CV	256	860
Fidelity National Financial Inc. - Class A	41	969
Goldman Sachs Group Inc.	25	3,834
HSBC Holdings Plc	709	7,339
ING Groep NV - CVA (c)	260	2,376
Intesa Sanpaolo SpA	1,379	2,208
JPMorgan Chase & Co.	240	12,669
Keppel REIT	57	58
Lincoln National Corp.	6	203
Link REIT	472	2,315
Lloyds Banking Group Plc (c)	2,540	2,439
M&T Bank Corp. (e)	13	1,499
MetLife Inc.	44	2,033
Mitsubishi UFJ Financial Group Inc.	613	3,783
Morgan Stanley	57	1,385
MS&AD Insurance Group Holdings	118	2,992
Muenchener Rueckversicherungs AG	7	1,263
National Australia Bank Ltd.	22	603
Northern Trust Corp.	25	1,474
Oversea-Chinese Banking Corp. Ltd.	278	2,185
Platinum Underwriters Holdings Ltd.	12	669
Progressive Corp.	83	2,116
Prudential Financial Inc.	24	1,777
QBE Insurance Group Ltd. (e)	119	1,644
Reinsurance Group of America Inc.	2	104
RenaissanceRe Holdings Ltd.	15	1,271
RHJ International (c)	26	121
RHJ International - ADR (c)	5	25
Sberbank of Russia	734	2,089
Simon Property Group Inc.	15	2,399
Societe Generale	24	824
Sony Financial Holdings Inc.	117	1,834
St. Joe Co. (c) (e)	266	5,589
State Street Corp.	64	4,206
Sumitomo Mitsui Financial Group Inc.	148	6,793
Svenska Handelsbanken AB - Class A	72	2,882
T&D Holdings Inc.	49	657
TF Administradora Industrial S de RL de CV (e)	669	1,394
Tokio Marine Holdings Inc.	313	9,861
Torchmark Corp.	2	138
Toronto-Dominion Bank NY (e)	15	1,180
Travelers Cos. Inc.	40	3,226

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
U.S. Bancorp	118	4,259
UBS AG	106	1,793
Unibail-Rodamco SE	5	1,113
UniCredit SpA	437	2,045
Unum Group	8	239
Wells Fargo & Co.	308	12,718
XL Group Plc	120	3,639
Zurich Financial Services AG	6	1,449
		214,871
HEALTH CARE - 8.1%
Abbott Laboratories	61	2,122
AbbVie Inc.	76	3,162
Aetna Inc.	76	4,824
Agilent Technologies Inc.	76	3,270
Al Noor Hospitals Group Plc (c)	116	1,113
Alexion Pharmaceuticals Inc. (c)	18	1,695
Allergan Inc.	25	2,121
AmerisourceBergen Corp.	43	2,402
Amgen Inc.	32	3,182
Ariad Pharmaceuticals Inc. (c)	8	139
Astellas Pharma Inc.	47	2,537
AstraZeneca Plc	91	4,312
Bangkok Dusit Medical Services PCL	297	1,501
Biogen Idec Inc. (c)	13	2,851
Bristol-Myers Squibb Co.	88	3,916
Cardinal Health Inc.	93	4,371
Celgene Corp. (c) (o)	33	3,864
Covidien Plc	55	3,445
Cubist Pharmaceuticals Inc. (c)	24	1,141
DaVita HealthCare Partners Inc. (c)	17	2,054
Express Scripts Holding Co. (c)	28	1,733
Fresenius SE	29	3,606
Gilead Sciences Inc. (c)	80	4,088
GlaxoSmithKline Plc	124	3,104
GlaxoSmithKline Plc - ADR	3	131
HCA Holdings Inc.	101	3,631
HealthSouth Corp. (c)	45	1,284
Humana Inc.	61	5,123
IHH Healthcare Bhd (c)	3,139	3,924
Intuitive Surgical Inc. (c)	2	1,055
Johnson & Johnson	97	8,365
Kyowa Hakko Kirin Co. Ltd. (e)	100	1,134
Life Healthcare Group Holdings Ltd.	328	1,245
Life Technologies Corp. (c)	17	1,265
McKesson Corp.	32	3,625
Medtronic Inc.	53	2,737
Mesoblast Ltd. (c) (e)	193	933
Mettler-Toledo International Inc. (c)	7	1,321
NMC Health Plc	188	771
Novartis AG	63	4,494
Onyx Pharmaceuticals Inc. (c) (f)	13	1,619
PerkinElmer Inc.	43	1,408
Perrigo Co.	14	1,751
Pfizer Inc.	482	13,499
Raffles Medical Group Ltd.	318	788
Roche Holding AG	46	11,481
Sanofi SA	39	3,983
Sanofi SA - ADR	2	110
Ship Healthcare Holdings Inc.	16	588
Shire Plc	97	3,058
Sino Biopharmaceutical	628	406
Sinopharm Group Co. Ltd. - Class H	458	1,146
Stryker Corp.	5	312
Tenet Healthcare Corp. (c)	39	1,788
Terumo Corp.	21	1,039
Thermo Fisher Scientific Inc.	34	2,873
UnitedHealth Group Inc.	62	4,061
Universal Health Services Inc. - Class B	89	5,935
Valeant Pharmaceuticals International Inc. (c)	10	833
Waters Corp. (c)	24	2,373
WellPoint Inc.	23	1,894
		168,536
INDUSTRIALS - 6.5%
3M Co.	30	3,236
Asciano Group	350	1,600
Avery Dennison Corp.	26	1,103
Beijing Enterprises Holdings Ltd.	603	4,346
Canadian National Railway Co.	21	2,041
Canadian Pacific Railway Ltd. (e)	9	1,040
Cie de Saint-Gobain	80	3,261
CNH Global NV	3	146
Cummins Inc.	13	1,407
Daikin Industries Ltd.	36	1,471
Danaher Corp.	35	2,216
East Japan Railway Co.	60	4,639
Eaton Corp. Plc	28	1,851
European Aeronautic Defence & Space Co. NV	89	4,745
Fanuc Ltd.	7	955
FedEx Corp.	22	2,194
Fiat Industrial SpA	599	6,673
General Dynamics Corp.	3	229
General Electric Co.	525	12,164
Haitian International Holdings Ltd. (e)	353	515
IHI Corp.	497	1,880
Invensys Plc	212	1,330
Japan Airlines Co. Ltd.	53	2,744
JGC Corp.	119	4,285
KBR Inc.	33	1,087
Keppel Corp. Ltd. (e)	308	2,521
Kubota Corp.	315	4,583
L-3 Communications Holdings Inc.	2	153
Mitsubishi Corp.	181	3,087
Mitsui & Co. Ltd.	533	6,684
Northrop Grumman Systems Corp.	5	385
Novorossiysk Commercial Sea Port PJSC - GDR	115	719
Okumura Corp.	253	969
PACCAR Inc.	36	1,916
Parker Hannifin Corp.	1	139
Precision Castparts Corp.	18	4,023
Qualicorp SA (c)	133	1,010
Raytheon Co.	6	383
Rockwell Automation Inc.	50	4,186
Safran SA	176	9,205
Siemens AG	39	3,934
Sumitomo Corp.	82	1,017
Sumitomo Electric Industries Ltd.	107	1,270
Toda Corp.	322	891
Union Pacific Corp.	46	7,023
United Continental Holdings Inc. (c)	87	2,733
United Parcel Service Inc. - Class B	35	3,030
United Technologies Corp.	88	8,167
West Japan Railway Co.	23	954
Yuanda China Holdings Ltd.	4,790	442
		136,582
INFORMATION TECHNOLOGY - 6.7%
Accenture Plc - Class A	2	137
Activision Blizzard Inc.	172	2,458
Adobe Systems Inc. (c)	11	483
Alliance Data Systems Corp. (c) (e)	3	499
Amdocs Ltd.	4	153
Apple Inc.	—	154
Baidu.com - ADR - Class A (c)	23	2,146

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
CA Inc.	8	223
Canon Inc. (e)	74	2,431
Check Point Software Technologies Ltd. (c)	2	105
Cielo SA	84	2,104
Cisco Systems Inc.	113	2,738
Citrix Systems Inc. (c)	31	1,887
Computer Sciences Corp.	9	390
Corning Inc.	293	4,175
Electronic Arts Inc. (c)	203	4,668
EMC Corp.	289	6,818
Facebook Inc. - Class A (c)	46	1,151
Fidelity National Information Services Inc.	4	181
Freescale Semiconductor Ltd. (c) (e)	237	3,215
Fusion-io Inc. (c) (e)	191	2,713
Google Inc. - Class A (c)	16	13,752
Hitachi Ltd.	468	2,997
Hoya Corp.	128	2,633
Intuit Inc.	2	125
KLA-Tencor Corp.	2	112
Kyocera Corp.	13	1,363
MasterCard Inc. - Class A	18	10,596
Microsoft Corp.	288	9,959
Motorola Solutions Inc.	6	343
Murata Manufacturing Co. Ltd.	34	2,594
Nintendo Co. Ltd.	17	1,954
Oracle Corp.	352	10,825
QUALCOMM Inc.	156	9,517
Red Hat Inc. (c)	21	993
Rohm Co. Ltd.	36	1,454
Samsung Electronics Co. Ltd.	10	11,857
Symantec Corp.	10	214
TE Connectivity Ltd.	4	169
TIBCO Software Inc. (c)	107	2,284
Twitter Inc. Private Placement (c) (f) (q)	102	1,876
Visa Inc. - Class A	72	13,168
VMware Inc. - Class A (c)	32	2,176
Western Digital Corp.	3	201
		139,991
MATERIALS - 4.0%
Agrium Inc. (e)	25	2,141
Antofagasta Plc	166	2,006
Asahi Kasei Corp.	244	1,611
BASF SE	14	1,205
BHP Billiton Plc	231	5,890
Boliden AB	68	841
CF Industries Holdings Inc.	2	277
Cheil Industries Inc.	5	383
China Blue Chemical Ltd. - Class H	1,346	818
Crown Holdings Inc. (c)	43	1,775
Detour Gold Corp.	40	316
Eastman Chemical Co.	2	163
Eldorado Gold Corp.	170	1,050
First Quantum Minerals Ltd.	131	1,941
FMC Corp.	70	4,288
Freeport-McMoRan Copper & Gold Inc.	130	3,579
Glencore International Plc	132	545
Goldcorp Inc. (e)	215	5,325
Hitachi Chemical Co. Ltd.	87	1,364
International Paper Co.	5	243
Jiangxi Copper Co. Ltd. - Class H (e)	549	928
JSR Corp.	70	1,414
Kinross Gold Corp.	19	98
Kinross Gold Corp.	186	952
Kuraray Co. Ltd.	111	1,552
Lanxess AG	42	2,544
Linde AG	15	2,805
Mexichem SAB de CV (e)	236	979
Monsanto Co.	35	3,428
Newcrest Mining Ltd.	84	779
Newmont Mining Corp.	87	2,614
Nitto Denko Corp.	25	1,610
Orica Ltd.	44	834
Osisko Mining Corp.	176	582
Polyus Gold International Ltd.	307	939
Potash Corp. of Saskatchewan Inc.	84	3,212
PPG Industries Inc.	3	466
Praxair Inc.	10	1,190
PTT Global Chemical PCL	697	1,539
Rio Tinto Plc	100	4,074
Sealed Air Corp.	49	1,163
Shin-Etsu Chemical Co. Ltd.	76	5,030
Silver Wheaton Corp.	83	1,642
Sociedad Quimica y Minera de Chile SA - ADR	16	659
Southern Copper Corp.	33	912
Syngenta AG	12	4,809
Teck Resources Ltd. - Class B	43	918
Ube Industries Ltd.	539	996
		84,429
TELECOMMUNICATION SERVICES - 2.8%
AT&T Inc.	24	842
Axiata Group Bhd	1,230	2,577
BCE Inc.	49	1,995
BT Group Plc	892	4,186
Chunghwa Telecom Co. Ltd.	183	614
Chunghwa Telecom Co. Ltd. - ADR (e)	49	1,572
Crown Castle International Corp. (c)	26	1,903
Deutsche Telekom AG	323	3,757
Far EasTone Telecommunications Co. Ltd.	476	1,277
France Telecom SA	60	573
KDDI Corp.	48	2,499
KT Corp. - ADR	38	587
Leap Wireless International Inc. (c) (e)	37	246
MTN Group Ltd.	31	569
Nippon Telegraph & Telephone Corp.	35	1,840
NTT DoCoMo Inc.	1	831
Philippine Long Distance Telephone Co. - ADR	14	927
Rogers Communications Inc. - Class B	38	1,488
Singapore Telecommunications Ltd.	894	2,649
SoftBank Corp.	11	646
Sprint Nextel Corp. (c)	210	1,476
Swisscom AG	3	1,407
TDC A/S	98	795
Telecom Italia SpA	1,728	1,205
Telefonica Brasil SA - ADR (e)	60	1,368
Telefonica Deutschland Holding AG	161	1,161
Telefonica SA (c)	154	1,986
Telefonica SA - ADR (c)	36	467
Telekom Malaysia Bhd	710	1,214
Telekomunikasi Indonesia Tbk PT - Class B	600	668
TELUS Corp.	36	1,064
Verizon Communications Inc.	152	7,644
Vodafone Group Plc	644	1,845
Vodafone Group Plc - ADR	98	2,815
Ziggo NV	72	2,899
		59,592
UTILITIES - 1.9%
AES Corp.	162	1,948
American Electric Power Co. Inc.	58	2,589
American Water Works Co. Inc.	53	2,184
Calpine Corp. (c)	145	3,082
CenterPoint Energy Inc.	18	424
CMS Energy Corp.	65	1,756
Dominion Resources Inc.	70	3,955

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Duke Energy Corp.	38	2,561
National Grid Plc	344	3,902
NextEra Energy Inc.	71	5,819
PPL Corp.	74	2,227
RusHydro Management Co. - ADR	544	794
Scottish & Southern Energy Plc	132	3,061
Sempra Energy	16	1,319
Tokyo Gas Co. Ltd.	748	4,127
		39,748
Total Common Stocks (cost $1,068,217)		1,178,312

PREFERRED STOCKS - 1.3%

CONSUMER DISCRETIONARY - 0.4%
General Motors Co., 4.75%	44	2,106
Volkswagen AG	26	5,205
		7,311
CONSUMER STAPLES - 0.1%
Cia Brasileira de Distribuicao Grupo Pao de Acucar	44	1,981

FINANCIALS - 0.5%
Federal National Mortgage Association, 8.25%, (callable at 25 beginning 12/31/15), Series S (c) (d) (m)	145	661
Health Care REIT Inc., 6.50%, (callable at 100 beginning 04/20/18) (m)	27	1,653
HSBC Holdings Plc, 8.00%, (callable at 25 beginning 12/15/15) (m)	47	1,280
Itau Unibanco Holding SA	115	1,489
Royal Bank of Scotland Group Plc - ADR, 6.40%, (callable at 25 beginning 08/1413), Series M (m)	26	556
Royal Bank of Scotland Group Plc - ADR, 6.75%, (callable at 25 beginning 08/14/13), Series Q (m)	14	320
Royal Bank of Scotland Group Plc - ADR, 7.25%, (callable at 25 beginning 08/14/13), Series T (m)	45	1,083
U.S. Bancorp, 6.00%, (callable at 25 beginning 04/15/17), Series G (m) (e)	20	548
U.S. Bancorp, 6.50%, (callable at 25 beginning 01/15/22) (m)	44	1,229
Wells Fargo & Co., Convertible Preferred, 7.50% (m)	1	1,171
		9,990
INDUSTRIALS - 0.0%
United Technologies Corp., 7.50%	15	909

INFORMATION TECHNOLOGY - 0.1%
Twitter Inc. Private Placement, Convertible Preferred, Series D (c) (f) (q)	96	1,758
Twitter Inc. Private Placement, Convertible Preferred, Series A (c) (f) (q)	1	21
		1,779
MATERIALS - 0.0%
Cliffs Natural Resources Inc., 7.00%, Class A	39	694

TELECOMMUNICATION SERVICES - 0.0%
Telecom Italia SpA - RNC	162	90

UTILITIES - 0.2%
NextEra Energy Inc., 5.60%	32	1,803
PPL Corp., 9.50%	22	1,175
PPL Corp., 8.75%	25	1,335
		4,313
Total Preferred Stocks (cost $25,687)		27,067

TRUST PREFERREDS - 0.3%

FINANCIALS - 0.3%
Citigroup Capital XIII, 7.88%, (callable at 25 beginning 10/30/15)	78	2,172
GMAC Capital Trust I, 8.13%	105	2,726
RBS Capital Funding Trust VII, 6.08%, (callable at 25 beginning 08/14/13), Series G (m)	42	893
		5,791
HEALTH CARE - 0.0%
Omnicare Capital Trust II, 4.00%	15	902

INDUSTRIALS - 0.0%
Continental Airlines Finance Trust II, 6.00%	3	145
Total Trust Preferreds (cost $6,218)		6,838

WARRANTS - 0.0%
Kinross Gold Corp. (c)	3	—
TFS Corp. Ltd. (c) (f) (q)	370	44
TFS Corp. Ltd. (c) (f)	105	12
Total Warrants (cost $4)		56

PURCHASED OPTIONS - 0.8%
Activison Blizzard Inc. Call Option, Strike Price 20, Expiration 01/18/14, GSI	94,199	18
Aetna Inc. Call Option, Strike Price 60, Expiration 01/18/14, GSI	68,369	469
Agnico-Eagle Mines Ltd. Call Option, Strike Price 85, Expiration 01/17/14, DUB	73,451	4
Alcoa Inc. Call Option, Strike Price 15, Expiration 01/18/14, GSI	170,163	4
AngloGold Ashanti Ltd. Call Option, Strike Price 65, Expiration 01/17/14, DUB	87,103	—
Apple Inc. Call Option, Strike Price 410, Expiration 02/21/2014, GSI	18,054	505
AutoZone Inc. Call Option, Strike Price 550, Expiration 01/18/14, GSI	7,141	9
Barrick Gold Corp. Call Option, Strike Price 80, Expiration 01/18/14	5,168	5
Boeing Co. Call Option, Strike Price 110, Expiration 01/18/14, GSI	60,773	227
Boston Scientific Corp. Call Option, Strike Price 10, Expiration 01/18/14, GSI	171,686	113
Bristol-Myers Squibb Co. Call Option, Strike Price 50, Expiration 01/18/14, GSI	106,184	101
Broadcom Corp. Call Option, Strike Price 55, Expiration 01/18/14, GSI	91,159	3
Caterpillar Inc. Call Option, Strike Price 135, Expiration 01/18/14, GSI	98,757	2
Citigroup Inc. Call Option, Strike Price 50, Expiration 01/18/14, GSI	212,601	702
Coeur d’Alene Mines Corp. Call Option, Strike Price 40, Expiration 01/17/14, DUB	34,849	2
Corning Inc. Call Option, Strike Price 20, Expiration 01/18/14, GSI	189,915	16
Eldorado Gold Corp. Call Option, Strike Price 25, Expiration 01/17/14, DUB	103,416	1
EMC Corp. Call Option, Strike Price 40, Expiration 01/18/14, GSI	265,885	4
Endeavour Silver Corp. Call Option, Strike Price 20, Expiration 01/17/14, DUB	27,690	—

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
First Majestic Silver Corp. Call Option, Strike Price 35, Expiration 01/17/14, DUB	17,496	2
Freeport-McMoRan Copper & Gold Inc. Call Option, Strike Price 64, Expiration 01/17/2014, GSI	205,108	2
General Electric Co. Call Option, Strike Price 35, Expiration 01/18/14, GSI	379,836	6
Gold Fields Ltd. Call Option, Strike Price 22, Expiration 01/17/14, DUB	213,797	1
Goldcorp Inc. Call Option, Strike Price 80, Expiration 01/18/14	3,232	6
Halliburton Co. Call Option, Strike Price 55, Expiration 01/18/14, GSI	144,338	56
Harmony Gold Mining Co. Ltd. Call Option, Strike Price 15, Expiration 01/17/14, DUB	54,529	1
Hewlett-Packard Co. Call Option, Strike Price 30, Expiration 01/18/14, GSI	379,836	329
Humana Inc. Call Option, Strike Price 105, Expiration 01/18/14, GSI	30,386	33
Humana Inc. Put Option, Strike Price 67.5, Expiration 08/17/13	251	5
IAMGOLD Corp. Call Option, Strike Price 30, Expiration 01/17/14, DUB	91,972	—
IBOV Stock Index Put Option, Strike Price BRL 45,503.15, Expiration 10/16/2013, GSI, BRL	130	93
IBOV Stock Index Put Option, Strike Price BRL 45,811.18, Expiration 10/16/2013, GSI, BRL	131	99
IBOV Stock Index Put Option, Strike Price BRL 46,433.45, Expiration 10/16/2013, GSI, BRL	317	268
Intel Corp. Call Option, Strike Price 40, Expiration 01/18/14, GSI	379,836	7
International Business Machines Corp. Call Option, Strike Price 295, Expiration 01/19/13, GSI	39,503	1
J.C. Penney Co. Inc. Call Option, Strike Price 55, Expiration 01/18/14, GSI	106,352	1
Kinross Gold Corp. Call Option, Strike Price 20, Expiration 01/17/14, DUB	395,921	18
Korea Stock Exchange Put Option, Strike Price 243.53, Expiration 12/12/13, CIT	59	57
Marvell Technology Group Ltd. Call Option, Strike Price 20, Expiration 01/18/14, GSI	220,305	9
MasterCard Inc. Call Option, Strike Price 660, Expiration 01/18/14, GSI	11,395	120
McDonald’s Corp. Call Option, Strike Price 135, Expiration 01/18/14, GSI	68,370	4
Merck & Co. Inc. Call Option 45, Expiration 10/18/2013, GSI	116,118	338
Monster Beverage Corp. Call Option, Strike Price 105, Expiration 01/18/14, GSI	53,177	16
MSCI Emerging Markets Index Put Option, Strike Price 886.50, Expiration 09/20/2013, JPM	8,118	69
MSCI Emerging Markets Index Put Option, Strike Price 901.68, Expiration 10/18/2013, BOA	6,598	96
NetApp Inc. Call Option, Strike Price 60, Expiration 01/18/14, GSI	124,586	6
New Gold Inc. Call Option, Strike Price 22, Expiration 01/17/14, DUB	58,659	—
Newmont Mining Corp. Call Option, Strike Price 90, Expiration 01/18/14	4,135	4
Nikkei-225 Stock Average Call Option, Strike Price JPY 11,000, Expiration 12/13/13, JPM	199	583
Nikkei-225 Stock Average Call Option, Strike Price JPY 11,000, Expiration 12/13/13, JPM	61	179
Nikkei-225 Stock Average Call Option, Strike Price JPY 11,000, Expiration 12/13/13, JPM	20	59
Nikkei-225 Stock Average Call Option, Strike Price JPY 9,354.06, Expiration 12/13/13, JPM	431	1,906
Nikkei-225 Stock Average Call Option, Strike Price JPY 9,400, Expiration 12/13/13, GSI	397	1,738
Nikkei-225 Stock Average Call Option, Strike Price JPY 9,685.15, Expiration 03/14/14, BNP	441	1,860
NovaGold Resources Inc. Call Option, Strike Price 12, Expiration 01/17/14, DUB	54,207	—
Pan American Silver Corp. Call Option, Strike Price 50, Expiration 01/17/14, DUB	98,904	—
Put Swaption, 6 month Japanese Yen LIBOR versus 1.07% fixed, Expiration 04/04/18, DUB, JPY	489,328,000	158
Qualcomm Inc. Call Option, Strike Price 95, Expiration 01/18/14, GSI	151,932	4
Randgold Resources Ltd. Call Option, Strike Price 165, Expiration 01/17/14, DUB	13,351	1
Royal Gold Inc. Call Option, Strike Price 125, Expiration 01/17/14, DUB	13,156	1
S&P 500 Index Put Option, Strike Price 1,570, Expiration 07/20/2013	46	58
S&P 500 Index Put Option, Strike Price 1,590, Expiration 09/20/2013, CSI	3,675	168
S&P 500 Index Put Option, Strike Price 1,602.63, Expiration 08/16/2013, CSI	3,694	141
S&P 500 Index Put Option, Strike Price 1,605, Expiration 07/20/2013	37	87
S&P 500 Index Put Option, Strike Price 1,610, Expiration 08/17/2013	37	150
S&P 500 Index Put Option, Strike Price 1,620, Expiration 07/20/2013	37	116
Safeway Inc. Call Option, Strike Price 25, Expiration 01/18/14, GSI	75,920	125
Seabridge Gold Inc. Call Option, Strike Price 30, Expiration 01/17/14, DUB	8,663	—
Silver Standard Resources Inc. Call Option, Strike Price 30, Expiration 01/17/14, DUB	24,214	—
Silver Wheaton Corp. Call Option, Strike Price 55, Expiration 01/17/14, DUB	99,325	11
Silvercorp Metals Inc. Call Option, Strike Price 15, Expiration 01/17/14, DUB	56,485	—
Staples Inc. Call Option, Strike Price 20, Expiration 01/18/14, GSI	334,256	82
Starwood Hotels & Resorts Call Option, Strike Price 85, Expiration 01/18/14, GSI	22,790	11
Stillwater Mining Co. Call Option, Strike Price 25, Expiration 01/17/14, DUB	63,347	1
Tokyo Stock Exchange Price Index Call Option, Strike Price 1,013.21, Expiration 08/09/2013, BOA	6,058	815
Tokyo Stock Exchange Price Index Call Option, Strike Price 1,153.54, Expiration 06/13/2014, BOA	4,818	707
Tokyo Stock Exchange Price Index Call Option, Strike Price 1,164.04, Expiration 05/09/2014, JPM	6,493	865
Tokyo Stock Exchange Price Index Call Option, Strike Price JPY 1,143.74, Expiration 07/11/2014, GSC, JPY	534,900	789
Tokyo Stock Exchange Price Index Call Option, Strike Price JPY 1,157.50, Expiration 04/11/2014, UBS, JPY	709,104	860
United Technologies Corp. Call Option, Strike Price 120, Expiration 01/18/14, GSI	57,735	8
UnitedHealth Group Inc. Call Option, Strike Price 85, Expiration 01/18/14, GSI	75,966	24

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Visa Inc. Call Option, Strike Price 190, Expiration 01/18/14, GSI	34,944	345
Western Union Co. Call Option, Strike Price 25, Expiration 01/18/14, GSI	53,177	2
Yahoo! Inc. Call Option, Strike Price 25, Expiration 01/18/14, GSI	118,662	296
Yamana Gold Inc. Call Option, Strike Price 30, Expiration 01/17/14, DUB	237,746	8
Yum! Brands Inc. Call Option, Strike Price 100, Expiration 01/18/14, GSI	53,177	6

Total Purchased Options (cost $11,197)		15,996

INVESTMENT COMPANIES - 1.5%
ETFS Gold Trust (c)	16	1,900
ETFS Physical Palladium Trust (c)	17	1,068
ETFS Platinum Trust (c)	14	1,829
iShares Gold Trust Fund (a) (c)	435	5,220
Market Vectors Gold Miners ETF	192	4,680
SPDR Gold Trust (c)	147	17,461

Total Investment Companies (cost $41,624)		32,158

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.1%
Banc of America Large Loan Inc. REMIC, 2.49%, 11/15/15 (i) (r)	$2,104	2,105

Total Non-U.S. Government Agency Asset-Backed Securities (cost $2,094)		2,105

CORPORATE BONDS AND NOTES - 6.4%

CONSUMER DISCRETIONARY - 0.8%
Cablevision Systems Corp., 5.88%, 09/15/22 (e)	503	487
Daimler Finance North America LLC
0.87%, 01/09/15 (i) (r)	1,662	1,667
1.30%, 07/31/15 (r)	251	251
Delta Debtco Ltd. Term Loan, 9.25%, 10/30/19 (f) (i) (q)	2,717	2,849
Delta Topco Ltd., 10.00%, 11/24/16 (f) (i) (q)	1,782	1,782
Nara Cable Funding Ltd.
8.88%, 12/01/18 (r)	854	875
8.88%, 12/01/18 (r), EUR	1,013	1,375
8.88%, 12/01/18 (r)	248	258
NBCUniversal Enterprise Inc., 5.25%, (callable at 100 beginning 03/19/21) (m) (r)	1,000	1,000
Unitymedia Hessen GmbH & Co. KG, 5.50%, 01/15/23 (r)	500	472
Univision Communications Inc. New 1st Lien Term Loan, 4.50%, 03/01/20 (i)	1,995	1,973
Volkswagen International Finance NV Convertible Bond, 5.50%, 11/09/15 (r) (y), EUR	2,400	3,197
		16,186
CONSUMER STAPLES - 0.2%
Anheuser-Busch InBev Worldwide Inc., 1.38%, 07/15/17	764	752
BAT International Finance Plc, 2.13%, 06/07/17 (r)	1,100	1,103
Celestial Nutrifoods Ltd., 0.00%, 06/12/11 (c) (d) (f) (q) (y), SGD	400	3
China Milk Products Group Ltd., 0.00%, 01/05/12 (c) (d) (f) (q) (y)	100	10
Olam International Ltd., 6.00%, 10/15/16 (e) (y)	1,700	1,605
REI Agro Ltd.
5.50%, 11/13/14 (q) (y)	185	130
5.50%, 11/13/14 (q) (y)	628	443
		4,046
ENERGY - 0.7%
Bumi Investment Pte Ltd., 10.75%, 10/06/17 (r)	801	577
China Petroleum & Chemical Corp., 0.00%, 04/24/14 (j) (q) (y), HKD	1,970	303
Cobalt International Energy Inc. 2.63%, 12/01/19 (y)	2,432	2,579
Consol Energy Inc., 8.00%, 04/01/17	1,890	1,989
Essar Energy Investment Ltd., 4.25%, 02/01/16 (f) (r) (y)	1,500	1,230
Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 06/30/21 (e) (r)	1,054	1,064
OGX Austria GmbH, 8.50%, 06/01/18 (e) (r)	2,882	908
Petrobras Global Finance BV
2.00%, 05/20/16	752	736
2.41%, 01/15/19 (i)	3,424	3,356
Reliance Holdings USA Inc.
4.50%, 10/19/20 (e) (r)	525	516
5.40%, 02/14/22 (e) (r)	250	254
Sabine Pass Liquefaction LLC, 5.63%, 04/15/23 (r)	816	771
TNK-BP Finance SA
7.50%, 07/18/16 (q)	100	111
7.50%, 07/18/16 (r)	500	554
6.63%, 03/20/17 (r)	468	508
		15,456
FINANCIALS - 2.8%
Ally Financial Inc., 4.50%, 02/11/14	805	812
Banco Bradesco SA, 4.50%, 01/12/17 (e) (r)	1,059	1,101
Banco Del Estado De Chile, 2.03%, 04/02/15	1,350	1,378
Banco Santander Chile, 2.15%, 06/07/18 (i) (r)	2,100	2,097
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 4.13%, 11/09/22 (r)	835	783
Bank of America Corp.
2.00%, 01/11/18	1,689	1,635
1.34%, 03/22/18 (i)	796	788
CapitaLand Ltd.
2.10%, 11/15/16 (y), SGD	2,250	1,766
3.13%, 03/05/18 (y), SGD	1,750	1,474
2.95%, 06/20/22 (q) (y), SGD	4,750	3,682
CIT Group Inc., 4.75%, 02/15/15 (e) (r)	1,279	1,300
Citigroup Inc., 5.95%, (callable at 100 beginning 01/30/23) (m)	870	866
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.38%, 01/19/17	1,796	1,886
3.95%, 11/09/22	623	595
Credit Suisse Group Guernsey I Ltd., 7.88%, 02/24/41 (q)	1,106	1,156
Dana Gas Sukuk Ltd.
7.00%, 10/31/17 (e) (r) (y)	4,033	3,705
9.00%, 10/31/17 (f) (r)	3,892	3,731
Deutsche Bank Capital Funding Trust VII, 5.63%, (callable at 100 beginning 01/19/16) (e) (m) (r)	89	86
Export-Import Bank of Korea, 1.25%, 11/20/15	640	633
Ford Motor Credit Co. LLC
1.53%, 05/09/16 (i)	207	208
2.38%, 01/16/18	1,075	1,035
Forest City Enterprises Inc., 4.25%, 08/15/18 (y)	1,255	1,405
General Electric Capital Corp. - Series B 6.25% (callable at 100 beginning 12/15/22) (m)	1,600	1,700

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
5.55%, 05/04/20	1,225	1,383
GNL Quintero SA Term Loan, 1.28%, 06/20/23 (i) (q)	1,058	936
HSBC USA Inc., 1.63%, 01/16/18	1,200	1,170
Hyundai Capital America
1.63%, 10/02/15 (r)	338	337
2.13%, 10/02/17 (r)	530	512
ICICI Bank Ltd., 4.70%, 02/21/18 (r)	618	620
Intesa Sanpaolo SpA, 3.13%, 01/15/16	1,821	1,790
JPMorgan Chase & Co, 5.15%, (callable at 100 beginning 05/01/23) (m)	2,171	2,068
Lloyds TSB Bank Plc, 13.00%, (callable at 100 beginning 01/22/29) (m), GBP	2,025	4,451
Morgan Stanley, 7.30%, 05/13/19	801	930
Nordea Bank AB, 3.13%, 03/20/17 (e) (r)	1,002	1,031
Numericable Finance & Co. SCA, 12.38%, 02/15/19 (r), EUR	100	152
Pyrus Ltd. Convertible Bond
7.50%, 12/20/15 (q) (y)	400	503
7.50%, 12/20/15 (q) (y)	1,300	1,635
Sberbank of Russia Via SB Capital SA, 5.13%, 10/29/22 (r)	1,278	1,198
Sun Hung Kai Properties Capital Market Ltd., 4.50%, 02/14/22 (q)	800	788
UBS AG, 5.88%, 12/20/17	624	718
USB Capital IX, 3.50%, (callable at 100 beginning 08/15/13) (m)	1,359	1,182
Wharf Finance Ltd., 2.30%, 06/07/14 (y), HKD	8,000	1,051
Zeus Capital Ltd., 0.00%, 08/19/13 (j) (q) (y), JPY	96,000	948
Zeus Cayman II, 0.00%, 08/18/16 (j) (q) (y), JPY	50,000	668
		57,893
HEALTH CARE - 0.8%
Bio City Development Co. BV, 8.00%, 07/06/18 (f) (q) (y)	600	599
Brookdale Senior Living Inc., 2.75%, 06/15/18 (y)	205	241
Capsugel FinanceCo SCA, 9.88%, 08/01/19 (r), EUR	150	216
Cubist Pharmaceuticals Inc., 2.50%, 11/01/17 (y)	727	1,274
DaVita Inc., 6.38%, 11/01/18 (e)	354	370
Gilead Sciences Inc., 1.63%, 05/01/16 (y)	2,181	4,936
Hologic Inc., 2.00%, 12/15/37 (k) (y)	2,050	2,285
Hypermarcas SA, 6.50%, 04/20/21 (e) (r)	535	538
Mylan Inc., 3.75%, 09/15/15 (y)	1,628	3,858
Phibro Animal Health Corp., 9.25%, 07/01/18 (r)	15	16
Valeant Pharmaceuticals International Inc. Term Loan B, 3.75%, 06/20/20 (i)	1,744	1,737
		16,070
INDUSTRIALS - 0.2%
Hutchison Whampoa International 11 Ltd., 3.50%, 01/13/17 (r)	1,259	1,297
Inversiones Alsacia SA, 8.00%, 08/18/18 (q)	973	822
Odebrecht Finance Ltd., 5.13%, 06/26/22 (r)	654	641
Suzlon Energy Ltd.
0.00%,10/11/12 (c) (d) (j) (q) (y)	483	321
0.00%,07/25/14 (j) (q) (y)	933	606
Viterra Inc., 5.95%, 08/01/20 (r)	163	172
		3,859
INFORMATION TECHNOLOGY - 0.4%
Apple Inc., 1.00%, 05/03/18 (e)	2,835	2,721
Salesforce.com Inc., 0.25%, 04/01/18 (r) (y)	2,462	2,344
SunGard Data Systems Inc., 7.38%, 11/15/18 (e)	870	918
Take-Two Interactive Software Inc.
4.38%, 06/01/14 (y)	368	520
1.75%, 12/01/16 (y)	1,862	2,045
		8,548
MATERIALS - 0.2%
Building Materials Corp. of America, 6.88%, 08/15/18 (r)	267	282
Constellium Holdco BV Term Loan B
6.00%, 02/25/20 (i) (q)	516	524
6.50%, 02/25/20 (i) (q), EUR	516	678
Crown Cork & Seal Co. Inc., 7.50%, 12/15/96	68	64
Essar Steel Algoma Inc. Term Loan, 8.75%, 09/18/14 (i)	569	577
FMG Resources August 2006 Pty Ltd., 6.00%, 04/01/17 (e) (r)	451	439
Texas Industries Inc., 9.25%, 08/15/20 (e)	665	716
TFS Corp. Ltd., 11.00%, 07/15/18 (e) (q)	1,284	1,207
		4,487
TELECOMMUNICATION SERVICES - 0.3%
British Telecommunications Plc, 1.40%, 12/20/13 (i)	296	297
Colombia Telecomunicaciones SA ESP, 5.38%, 09/27/22 (e) (r)	682	645
Cricket Communications Inc., 7.75%, 10/15/20 (e)	988	949
Cricket Communications Inc. Term Loan, 4.75%, 02/22/20 (i)	1,270	1,258
Hughes Satellite Systems Corp., 7.63%, 06/15/21	149	158
Intelsat Jackson Holdings SA, 7.50%, 04/01/21 (e)	1,450	1,523
Vodafone Americas Finance 2 Inc. Term Loan, 6.25%, 07/11/16 (i) (q)	214	218
Vodafone Group Plc, 2.88%, 03/16/16	1,000	1,036
Ziggo NV, 3.63%, 03/27/20 (r), EUR	410	521
		6,605
UTILITIES - 0.0%
Empresa Distribuidora Y Comercializadora Norte, 9.75%, 10/25/22 (r)	20	10
Obsidian Natural Gas Trust Term Loan, 7.00%, 11/02/15 (i) (q)	169	170
		180
Total Corporate Bonds and Notes (cost $132,510)		133,330

GOVERNMENT AND AGENCY OBLIGATIONS - 13.2%

GOVERNMENT SECURITIES - 13.2%
Sovereign - 6.0%
Australia Government Bond, 5.50%, 12/15/13 - 04/21/23, AUD	17,919	18,054
Canada Government Bond
4.00%, 06/01/16, CAD	2,026	2,068
1.50%, 03/01/17, CAD	3,698	3,505
3.50%, 06/01/20, CAD	2,743	2,836
Federal Republic of Germany
4.25%, 07/04/17, EUR	14,044	20,973
3.50%, 07/04/19, EUR	10,890	16,282
Hong Kong Government Bond
1.67%, 03/24/14, HKD	7,400	964
3.51%, 12/08/14, HKD	18,350	2,476
1.69%, 12/22/14, HKD	8,450	1,112
0.27%, 12/18/17, HKD	8,750	1,091
0.53%, 03/19/18, HKD	19,100	2,398

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
3.56%, 06/25/18, HKD	6,000	863
Malaysia Government Bond
3.46%, 07/31/13, MYR	6,747	2,136
5.09%, 04/30/14, MYR	11,723	3,773
Netherlands Government Bond, 1.00%, 02/24/17 (r)	2,336	2,327
Queensland Treasury Corp., 6.00%, 09/14/17 - 06/14/21, AUD	13,129	13,292
Turkey Government Bond
4.55%, 07/17/13, TRY	2,088	1,081
0.00%,09/11/13 (j), TRY	1,900	973
Turkey Government International Bond, 6.75%, 04/03/18	3,538	3,971
United Kingdom Treasury Bond, 4.75%, 03/07/20, GBP	13,590	24,483
Vnesheconombank Via VEB Finance Plc, 6.03%, 07/05/22 (r)	500	515
		125,173
Treasury Inflation Index Securities - 0.9%
Brazil Inflation Indexed Notas do Tesouro Nacional, 6.00%, 08/15/22 - 08/15/24 (n), BRL	18,173	20,382

U.S. Treasury Securities - 6.3%
U.S. Treasury Note
2.25%, 03/31/16	15,644	16,346
0.63%, 09/30/17	9,576	9,360
1.00%, 05/31/18 - 09/30/19	26,370	25,695
1.38%, 09/30/18	9,951	9,902
1.25%, 10/31/19	2,316	2,246
3.50%, 05/15/20	31,021	34,300
2.63%, 08/15/20	16,512	17,245
2.00%, 11/15/21	2,924	2,871
1.75%, 05/15/22 - 05/15/23	9,482	8,931
1.63%, 11/15/22	5,263	4,909
		131,805
Total Government and Agency Obligations (cost $290,296)		277,360

SHORT TERM INVESTMENTS - 24.5%

Securities Lending Collateral - 2.6%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	53,947	53,947

Treasury Securities - 21.9%
Japan Treasury Bill
0.00%,09/09/13, JPY	120,000	1,210
0.00%,09/10/13, JPY	540,000	5,444
0.00%,09/17/13, JPY	410,000	4,133
0.00%,11/11/13, JPY	560,000	5,645
Mexico Cetes
0.31%, 08/22/13, MXN	22,679	1,740
0.31%, 09/05/13, MXN	29,871	2,288
0.31%, 09/19/13, MXN	60,775	4,649
0.31%, 10/03/13, MXN	75,622	5,776
U.S. Treasury Bill
0.08%, 07/05/13	$10,160	10,160
0.05%, 07/11/13	9,350	9,350
0.05%, 07/18/13	45,095	45,095
0.05%, 07/25/13	3,640	3,640
0.05%, 08/01/13	99,400	99,398
0.03%, 08/08/13	11,600	11,599
0.04%, 08/15/13	43,550	43,547
0.04%, 08/22/13	64,050	64,047
0.04%, 09/05/13	21,800	21,799
0.05%, 09/12/13	46,300	46,298
0.04%, 09/19/13	72,960	72,955
		458,773
Total Short Term Investments (cost $513,765)		512,720

Total Investments - 104.4% (cost $2,091,612)		2,185,942
Total Securities Sold Short - (0.1%) (proceeds $1,124)		(1,384)
Other Assets and Liabilities, Net - (4.3%)		(90,301)
Total Net Assets - 100.0%		$2,094,257

SECURITIES SOLD SHORT - 0.1%

COMMON STOCKS - 0.1%

CONSUMER DISCRETIONARY - 0.1%
Fast Retailing Co. Ltd.	4	$1,384

Total Securities Sold Short - 0.1% (proceeds $1,124)		$1,384

JNL/Capital Guardian Global Balanced Fund

Portfolio Composition:	Percentage of Total Investments
Government Securities	18.7%
Financials	14.3
Consumer Discretionary	9.9
Information Technology	9.4
Industrials	9.0
Health Care	8.5
Energy	4.8
Consumer Staples	3.8
Telecommunication Services	3.7
Materials	3.3
U.S. Government Agency MBS	3.2
Utilities	0.7
Non-U.S. Government ABS	0.1
Short Term Investments	10.6
Total Investments	100.0%

	Shares/Par (p)	Value
COMMON STOCKS - 63.8%

CONSUMER DISCRETIONARY - 9.9%
Amazon.com Inc. (c)	1	$389
Anta Sports Products Ltd. (e)	125	109
Arcos Dorados Holdings Inc. - Class A (e)	84	979
Bayerische Motoren Werke AG	10	887
Carnival Corp.	15	511
Coach Inc.	23	1,302
Comcast Corp. - Class A	16	687
Compagnie Financiere Richemont SA - Class A	14	1,204
Daimler AG	46	2,798
Darden Restaurants Inc.	9	434
Delphi Automotive Plc	12	583
Denso Corp.	19	874
Discovery Communications Inc. - Class A (c)	24	1,838
Dongfeng Motor Group Co. Ltd. - Class H	824	1,093
DreamWorks Animation SKG Inc. - Class A (c) (e)	29	754
Electrolux AB	44	1,115
Fast Retailing Co. Ltd.	2	776
Gannett Co. Inc.	78	1,900
GKN Plc (q)	406	1,857
Home Depot Inc.	38	2,905
Hyundai Mobis	9	2,229
Inchcape Plc	211	1,608
JUMBO SA	111	1,104
Li & Fung Ltd. (e)	326	444

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Lululemon Athletica Inc. (c)	8	504
Marks & Spencer Group Plc	76	495
Nike Inc. - Class B	17	1,057
OPAP SA	31	263
SES SA - FDR - Class A	57	1,619
Signet Jewelers Ltd.	26	1,740
Sirius XM Radio Inc. (e)	803	2,690
Starbucks Corp.	29	1,880
Stella International Holdings Ltd.	92	252
Swatch Group AG	1	48
Swatch Group AG - Class B	1	284
Tiffany & Co.	26	1,901
Toyota Motor Corp.	18	1,080
Walt Disney Co.	8	505
Wynn Macau Ltd.	93	250
		42,948
CONSUMER STAPLES - 3.5%
Ajinomoto Co. Inc.	46	678
Coca-Cola Amatil Ltd.	53	612
Glanbia Plc	92	1,243
Hypermarcas SA	97	632
Imperial Tobacco Group Plc	8	293
Japan Tobacco Inc. (q)	44	1,539
Nestle SA	48	3,170
Pernod-Ricard SA	39	4,280
SABMiller Plc	5	240
Shoprite Holdings Ltd.	15	272
Unilever NV - CVA	35	1,363
Unilever Plc	9	372
Woolworths Ltd.	12	354
		15,048
ENERGY - 4.4%
BG Group Plc	10	167
Cameco Corp. (e)	58	1,191
Cenovus Energy Inc.	46	1,298
Chevron Corp.	11	1,337
China Petroleum & Chemical Corp. - Class H	1,487	1,041
Cobalt International Energy Inc. (c)	90	2,381
Ensco Plc - Class A	14	808
Halliburton Co.	90	3,763
Lukoil OAO - ADR	27	1,553
Noble Energy Inc.	35	2,089
Oil Search Ltd.	107	757
Royal Dutch Shell Plc - Class A	24	767
Schlumberger Ltd.	10	734
SeaDrill Ltd.	11	427
Tullow Oil Plc	44	672
		18,985
FINANCIALS - 12.3%
ACE Ltd.	32	2,819
AFLAC Inc.	7	430
AIA Group Ltd. (q)	1,282	5,399
American Tower Corp.	24	1,734
Aon Plc - Class A	23	1,474
Banco Bradesco SA - ADR (e)	68	886
Bangkok Bank PCL - NVDR	124	809
Bank of China Ltd. - Class H	634	260
Bank Pekao SA	3	119
Barclays Plc	280	1,191
BB&T Corp.	64	2,175
BlackRock Inc.	9	2,337
BNP Paribas	30	1,665
CaixaBank SA	127	391
China Life Insurance Co. Ltd. - Class H	55	128
China Pacific Insurance Group Co. Ltd.	64	202
CME Group Inc. - Class A	26	1,976
DBS Group Holdings Ltd.	104	1,267
Deutsche Wohnen AG (q)	22	365
Goldman Sachs Group Inc.	18	2,723
Grupo Financiero Inbursa SAB de CV (q)	219	481
Hana Financial Group Inc.	19	545
HSBC Holdings Plc	155	1,602
HSBC Holdings Plc	100	1,032
ICICI Bank Ltd.	18	313
Industrial & Commercial Bank of China - Class H	6,101	3,823
JPMorgan Chase & Co.	40	2,096
Kotak Mahindra Bank Ltd.	59	717
Link REIT	141	692
Marsh & McLennan Cos. Inc.	87	3,465
Nomura Real Estate Holdings Inc.	11	252
Partners Group Holding AG (q)	7	1,978
Sampo Oyj - Class A	64	2,502
Sberbank of Russia - ADR	169	1,915
Sberbank of Russia - GDR (c) (q)	51	582
Standard Chartered Plc	26	565
Sumitomo Mitsui Financial Group Inc.	25	1,158
Svenska Handelsbanken AB - Class A	24	962
Vienna Insurance Group AG Wiener Versicherung Gruppe	4	190
Wharf Holdings Ltd.	29	242
		53,462
HEALTH CARE - 8.2%
Allergan Inc.	6	505
Baxter International Inc.	24	1,663
Bayer AG	34	3,617
Bristol-Myers Squibb Co.	160	7,137
Cerner Corp. (c)	11	1,086
Express Scripts Holding Co. (c)	37	2,264
Gilead Sciences Inc. (c)	211	10,826
Novo-Nordisk A/S - Class B	10	1,611
Roche Holding AG	7	1,717
Seattle Genetics Inc. (c) (e)	112	3,517
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H	196	214
Sino Biopharmaceutical	248	160
Sysmex Corp.	17	1,100
		35,417
INDUSTRIALS - 9.3%
Andritz AG	6	320
Assa Abloy AB - Class B (e)	53	2,071
Beijing Enterprises Holdings Ltd.	436	3,137
Bilfinger SE	16	1,460
Caterpillar Inc.	40	3,324
CCR SA	32	252
Danaher Corp.	40	2,551
Eaton Corp. Plc	85	5,600
Enka Insaat ve Sanayi A/S	104	261
Fanuc Ltd.	4	637
Hexcel Corp. (c)	77	2,629
IDEX Corp.	14	775
IJM Corp. Bhd	153	274
Impulsora del Desarrollo y El Empleo en America Latina SAB de CV - Class B-1 (c) (e)	718	1,717
Iron Mountain Inc.	19	495
Jardine Matheson Holdings Ltd.	7	410
Kawasaki Heavy Industries Ltd.	467	1,433
Kubota Corp.	28	407
Marubeni Corp.	118	789
Meggitt Plc	97	767

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Nielsen Holdings NV	22	732
Nielsen Holdings NV	28	934
Norfolk Southern Corp.	29	2,129
Progressive Waste Solutions Ltd. (e)	57	1,226
Sany Heavy Equipment International Holdings Co. Ltd. (e)	589	147
Schneider Electric SA	43	3,089
SMC Corp.	4	842
Sumitomo Corp.	45	561
Sumitomo Electric Industries Ltd.	43	506
Waste Connections Inc.	19	763
		40,238
INFORMATION TECHNOLOGY - 9.7%
Accenture Plc - Class A	16	1,137
Apple Inc.	5	2,020
ASML Holding NV	59	4,651
ASML Holding NV - ADR	2	166
Broadcom Corp. - Class A	59	1,995
Daum Communications Corp.	13	876
Delta Electronics Inc.	166	754
Freescale Semiconductor Ltd. (c) (e)	29	396
Gemalto NV (e)	28	2,546
Genpact Ltd.	170	3,263
Google Inc. - Class A (c)	4	3,293
Hamamatsu Photonics KK	14	516
Hewlett-Packard Co.	21	511
Hitachi Ltd.	244	1,563
International Business Machines Corp.	3	535
Jabil Circuit Inc.	60	1,215
Keyence Corp.	7	2,283
MediaTek Inc.	16	185
Murata Manufacturing Co. Ltd.	33	2,510
Oracle Corp.	88	2,697
Oracle Corp. Japan	27	1,114
QUALCOMM Inc.	17	1,032
Samsung Electronics Co. Ltd.	2	2,008
Samsung Electronics Co. Ltd. - GDR	—	175
Texas Instruments Inc.	38	1,339
Trend Micro Inc.	14	455
VeriSign Inc. (c)	13	598
Visa Inc. - Class A	5	877
Yahoo! Japan Corp.	1	429
Yandex NV - Class A	38	1,061
		42,200
MATERIALS - 3.0%
Air Products & Chemicals Inc.	7	613
Alacer Gold Corp.	20	43
Allegheny Technologies Inc.	12	324
Centerra Gold Inc.	29	91
Cliffs Natural Resources Inc. (e)	14	223
First Quantum Minerals Ltd.	42	627
Glencore International Plc	163	674
Holcim Ltd.	15	1,056
Iluka Resources Ltd. (e)	27	243
Koninklijke DSM NV	25	1,599
Monsanto Co.	18	1,759
Mosaic Co.	43	2,324
OCI Co. Ltd.	4	458
Rio Tinto Plc	6	236
Syngenta AG	6	2,286
Wacker Chemie AG (e)	6	475
		13,031
TELECOMMUNICATION SERVICES - 3.3%
Bharti Airtel Ltd.	271	1,324
HKT Trust (q)	1,091	1,043
KDDI Corp.	33	1,718
Oi SA	59	117
Oi SA - ADR	19	37
Oi SA - ADR (e)	267	480
Portugal Telecom SGPS SA (e)	20	78
Rostelecom OJSC - ADR (e)	10	158
Singapore Telecommunications Ltd.	496	1,469
SK Telecom Co. Ltd.	13	2,387
SoftBank Corp.	87	5,064
Telekomunikacja Polska SA	62	144
Ziggo NV	6	242
		14,261
UTILITIES - 0.2%
Cheung Kong Infrastructure Holdings Ltd.	98	653
Cia de Saneamento de Minas Gerais	5	84
Enersis SA	199	66
Enersis SA - ADR	12	188
		991
Total Common Stocks (cost $233,041)		276,581

PREFERRED STOCKS - 0.4%

INFORMATION TECHNOLOGY - 0.0%
ASAT Holdings Ltd., 13.00% (f)	7	—

MATERIALS - 0.3%
Fuchs Petrolub AG	16	1,242

TELECOMMUNICATION SERVICES - 0.1%
Oi SA	247	440
Total Preferred Stocks (cost $2,317)		1,682

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.1%
Banc of America Commercial Mortgage Inc. REMIC, 5.89%, 07/10/44 (i)	$35	39
Banc of America Commercial Mortgage Trust REMIC, 6.39%, 02/10/51 (i)	70	80
Commercial Mortgage Pass-Through Certificates REMIC, 5.62%, 01/15/49 (i)	45	48
Commercial Mortgage Trust REMIC, 5.87%, 12/10/49 (i)	25	27
Credit Suisse Mortgage Capital Certificates REMIC, 5.70%, 09/15/40 (i)	50	56
Greenwich Capital Commercial Funding Corp. REMIC, 5.44%, 03/10/39	50	55
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 5.81%, 06/12/43 (i)	30	33
JPMorgan Chase Commercial Mortgage Securities Trust REMIC, 5.72%, 02/15/51	25	28
LB-UBS Commercial Mortgage Trust REMIC
5.43%, 02/15/40	70	77
6.42%, 09/15/45 (i)	25	28
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC, 6.09%, 08/12/49 (i)	25	28
Wachovia Bank Commercial Mortgage Trust REMIC
5.50%, 04/15/47	25	28
5.59%, 04/15/47 (i)	20	21
5.94%, 06/15/49 (i)	50	56
Total Non-U.S. Government Agency Asset-Backed Securities (cost $623)		604

CORPORATE BONDS AND NOTES - 6.8%

CONSUMER DISCRETIONARY - 0.5%
Altegrity Inc., 10.50%, 11/01/15 (q)	200	179

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
CCO Holdings LLC, 7.25%, 10/30/17	400	425
Comcast Corp., 5.88%, 02/15/18	250	292
DISH DBS Corp., 4.25%, 04/01/18 (q)	75	74
Dollar General Corp.
1.88%, 04/15/18	50	48
3.25%, 04/15/23	220	201
Glencore Funding LLC
1.70%, 05/27/16 (q)	50	48
4.13%, 05/30/23 (q)	30	27
MGM Resorts International, 5.88%, 02/27/14	350	358
Michaels Stores Inc., 7.75%, 11/01/18	275	294
NBCUniversal Enterprise Inc., 1.97%, 04/15/19 (q)	350	340
Time Warner Inc., 6.25%, 03/29/41	40	44
		2,330
CONSUMER STAPLES - 0.6%
Anheuser-Busch InBev Finance Inc., 2.63%, 01/17/23	250	234
Anheuser-Busch InBev NV, 8.63%, 01/30/17, EUR	425	697
Anheuser-Busch InBev Worldwide Inc., 2.50%, 07/15/22	150	140
ConAgra Foods Inc.
1.30%, 01/25/16	30	30
3.20%, 01/25/23	30	29
Imperial Tobacco Finance Plc, 8.38%, 02/17/16, EUR	250	384
Reynolds Group Issuer Inc., 7.88%, 08/15/19 (e)	325	354
Tesco Plc, 5.50%, 01/13/33, GBP	300	478
		2,346
ENERGY - 0.6%
Apache Corp., 2.63%, 01/15/23	70	64
CenterPoint Energy Resources Corp., 4.50%, 01/15/21	60	65
Chevron Corp.
1.72%, 06/24/18	40	40
2.36%, 12/05/22	70	66
Devon Energy Corp., 3.25%, 05/15/22	35	34
Enbridge Energy Partners LP, 5.20%, 03/15/20	120	131
Kinder Morgan Energy Partners LP
6.00%, 02/01/17	200	225
3.50%, 09/01/23	50	47
PDC Energy Inc., 7.75%, 10/15/22 (e) (q)	100	103
Petrobras International Finance Co., 5.75%, 01/20/20	90	94
Petroleos Mexicanos
8.00%, 05/03/19	100	121
6.50%, 06/02/41	55	57
Statoil ASA
1.20%, 01/17/18	35	34
5.25%, 04/15/19	30	35
Total Capital Canada Ltd., 2.75%, 07/15/23	20	19
Total Capital International SA, 1.55%, 06/28/17 (e)	70	69
TransCanada Pipelines Ltd., 6.50%, 08/15/18	475	570
Transocean Inc., 5.05%, 12/15/16	350	380
Transportadora de Gas del Peru SA, 4.25%, 04/30/28 (q)	200	177
Williams Partners LP, 5.25%, 03/15/20	350	376
		2,707
FINANCIALS - 2.7%
Allstate Corp., 3.15%, 06/15/23	120	116
American Campus Communities Operating Partnership LP, 3.75%, 04/15/23	50	48
AvalonBay Communities Inc., 2.85%, 03/15/23	35	32
Bank of America Corp.
2.00%, 01/11/18	260	252
3.30%, 01/11/23	45	42
Barclays Bank Plc, 5.13%, 01/08/20 (e)	285	315
Berkshire Hathaway Finance Corp., 3.00%, 05/15/22	275	266
BNP Paribas SA
5.00%, 01/15/21	350	372
3.25%, 03/03/23	175	161
CIT Group Inc., 4.25%, 08/15/17	275	276
Corporate Office Properties LP, 3.60%, 05/15/23 (q)	50	46
Developers Diversified Realty Corp., 4.75%, 04/15/18	40	43
ERP Operating LP
4.75%, 07/15/20	275	296
4.63%, 12/15/21	40	42
European Investment Bank, 4.63%, 04/15/20, EUR	1,050	1,631
Ford Motor Credit Co. LLC, 2.38%, 01/16/18	400	385
General Electric Capital Corp.
1.63%, 04/02/18 (e)	200	195
3.10%, 01/09/23	40	38
General Electric Capital European Funding, 5.38%, 01/23/20, EUR	500	772
Goldman Sachs Group Inc.
5.25%, 07/27/21	200	214
3.63%, 01/22/23	655	626
Hospitality Properties Trust, 4.50%, 06/15/23	30	29
HSBC Bank Plc, 4.75%, 01/19/21 (q)	585	638
JPMorgan Chase & Co.
1.63%, 05/15/18	70	67
3.25%, 09/23/22	180	171
3.20%, 01/25/23	180	171
Lloyds TSB Bank Plc, 6.50%, 03/24/20, EUR	350	499
Merrill Lynch & Co. Inc., 4.63%, 09/14/18, EUR	250	342
Morgan Stanley, 2.13%, 04/25/18	70	67
Nordea Hypotek AB, 4.00%, 06/18/14, SEK	2,600	398
PNC Financial Services Group Inc., 2.85%, 11/09/22 (k)	80	73
ProLogis LP, 7.38%, 10/30/19	600	722
Realogy Group LLC, 7.88%, 02/15/19 (e) (q)	275	290
Royal Bank of Canada, 1.50%, 01/16/18 (e)	50	49
Royal Bank of Scotland Plc
4.38%, 07/13/16, EUR	250	359
5.50%, 03/23/20, EUR	250	369
RSA Insurance Group Plc, 8.50%, (callable at 100 beginning 12/08/14) (m), GBP	100	158
Standard Chartered Plc
3.85%, 04/27/15 (q)	225	234
3.95%, 01/11/23 (q)	300	279
Toys R Us Property Co. II LLC, 8.50%, 12/01/17	200	208
Westfield Europe Finance Plc., 5.50%, 06/27/17, GBP	150	256
		11,547
HEALTH CARE - 0.8%
AbbVie Inc.
2.90%, 11/06/22 (q)	50	47
4.40%, 11/06/42 (q)	30	28
Amgen Inc., 2.13%, 05/15/17	60	60
Bausch & Lomb Inc., 9.88%, 11/01/15	122	125
Baxter International Inc.
1.85%, 06/15/18	140	139
3.20%, 06/15/23	175	171
Cardinal Health Inc., 4.63%, 12/15/20	70	75

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Express Scripts Holding Co., 3.90%, 02/15/22	80	81
Express Scripts Inc., 3.13%, 05/15/16	60	62
Gilead Sciences Inc., 4.40%, 12/01/21	60	64
HCA Inc., 6.38%, 01/15/15	500	524
Kinetic Concepts Inc., 12.50%, 11/01/19 (e)	250	257
McKesson Corp.
0.95%, 12/04/15	50	50
2.70%, 12/15/22	30	28
Merck & Co. Inc.
5.38%, 10/01/14, EUR	350	483
6.00%, 09/15/17	250	292
2.80%, 05/18/23	100	95
Patheon Inc. Term Loan B, 7.25%, 12/14/18 (i)	323	325
Roche Holdings Inc., 6.00%, 03/01/19 (l) (q)	150	179
Teva Pharmaceutical Finance IV LLC, 2.25%, 03/18/20	65	62
UnitedHealth Group Inc., 2.88%, 03/15/23	40	38
VPI Escrow Corp., 6.38%, 10/15/20 (q)	300	297
		3,482
INDUSTRIALS - 0.2%
Burlington Northern Santa Fe LLC, 3.45%, 09/15/21	130	130
CEVA Group Plc, 8.38%, 12/01/17 (f) (q)	52	41
Norfolk Southern Corp., 3.25%, 12/01/21	225	224
TransDigm Inc., 7.75%, 12/15/18	200	210
Union Pacific Corp., 2.75%, 04/15/23	150	142
United Technologies Corp., 1.80%, 06/01/17	70	70
Volvo AB, 5.00%, 05/31/17, EUR	150	219
		1,036
INFORMATION TECHNOLOGY - 0.2%
First Data Corp.
8.25%, 01/15/21 (q)	350	357
12.63%, 01/15/21	201	213
8.75%, 01/15/22 (q)	100	103
International Business Machines Corp., 0.75%, 05/11/15	130	130
		803
MATERIALS - 0.2%
ArcelorMittal, 6.75%, 02/25/22 (e) (l)	150	154
Cemex Espana Luxembourg, 9.25%, 05/12/20 (e) (q)	95	100
Cemex Finance LLC, 9.38%, 10/12/22 (q)	200	218
Inmet Mining Corp., 8.75%, 06/01/20 (q)	175	179
Rio Tinto Finance USA Plc, 2.88%, 08/21/22 (e)	50	46
Xstrata Finance Canada Ltd., 4.95%, 11/15/21 (q)	40	38
		735
TELECOMMUNICATION SERVICES - 0.5%
AT&T Inc., 2.95%, 05/15/16	500	522
Clearwire Communications LLC, 14.75%, 12/01/16 (q)	250	341
Cricket Communications Inc., 7.75%, 10/15/20 (e)	125	120
Frontier Communications Corp., 9.25%, 07/01/21	375	429
Koninklijke KPN NV
4.75%, 01/17/17, EUR	200	286
8.38%, 10/01/30	30	37
MetroPCS Wireless Inc., 6.63%, 04/01/23 (q)	125	127
Sprint Nextel Corp., 7.00%, 08/15/20 (e)	100	105
Telecom Italia SpA, 8.25%, 03/21/16, EUR	150	222
		2,189
UTILITIES - 0.5%
Abu Dhabi National Energy Co., 6.17%, 10/25/17	650	728
AES Corp.
7.75%, 10/15/15	125	138
8.00%, 10/15/17	200	225
American Electric Power Co. Inc., 1.65%, 12/15/17	80	78
Consolidated Edison Co. of New York Inc., 3.95%, 03/01/43	50	45
Consumers Energy Co., 2.85%, 05/15/22	60	58
Enel Finance International NV, 3.88%, 10/07/14 (q)	300	307
Entergy Corp., 4.70%, 01/15/17	50	53
Iberdrola Finance Ireland Ltd., 3.80%, 09/11/14 (q)	250	257
Jersey Central Power & Light Co., 5.63%, 05/01/16	95	105
National Grid Plc, 6.30%, 08/01/16	100	113
Pennsylvania Electric Co., 6.05%, 09/01/17	25	28
Progress Energy Inc.
7.05%, 03/15/19	50	61
7.75%, 03/01/31	20	26
Veolia Environnement, 6.00%, 06/01/18	100	116
		2,338
Total Corporate Bonds and Notes (cost $29,112)		29,513

GOVERNMENT AND AGENCY OBLIGATIONS - 23.0%

GOVERNMENT SECURITIES - 19.7%
Federal Home Loan Mortgage Corp. - 0.1% (w)
Federal Home Loan Mortgage Corp., 1.38%, 05/01/20	200	189
Federal National Mortgage Association - 0.0% (w)
Federal National Mortgage Association, 7.13%, 01/15/30	50	71
Municipals - 0.1%
Minnesota Housing Finance Agency, 2.35%, 03/01/43	50	49
Nebraska Investment Finance Authority, 3.00%, 03/01/43	50	52
State of California
7.55%, 04/01/39	100	134
7.60%, 11/01/40	65	88
		323
Sovereign - 14.8%
Australia Government Bond, 5.50%, 04/21/23, AUD	350	365
Austria Government Bond
4.00%, 09/15/16 (q), EUR	140	202
3.65%, 04/20/22 (q), EUR	525	778
Belgium Government Bond
3.00%, 09/28/19, EUR	100	140
2.25%, 06/22/23, EUR	160	201
Bermuda Government International Bond, 4.14%, 01/03/23 (e) (q)	200	197
Brazil Government International Bond
11.00%, 08/17/40	250	297
5.63%, 01/07/41 (e)	175	174
Bundesobligation, 2.00%, 02/26/16, EUR	170	231
Canada Government Bond
1.25%, 03/01/18, CAD	446	414
4.25%, 06/01/18, CAD	550	582
3.25%, 06/01/21, CAD	300	306
Chile Government International Bond, 3.88%, 08/05/20	150	157

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Colombia Government International Bond
12.00%, 10/22/15, COP	231,000	138
4.38%, 07/12/21	200	208
9.85%, 06/28/27, COP	120,000	82
Croatia Government International Bond, 6.75%, 11/05/19 (q)	625	667
Federal Republic of Germany
3.75%, 01/04/15, EUR	125	172
3.25%, 01/04/20 - 07/04/42 , EUR	1,250	1,878
3.00%, 07/04/20, EUR	1,450	2,126
2.25%, 09/04/21, EUR	910	1,264
2.00%, 01/04/22, EUR	390	529
1.50%, 02/15/23, EUR	350	447
Finland Government Bond
3.88%, 09/15/17, EUR	550	805
3.50%, 04/15/21, EUR	500	738
Hungary Government International Bond
6.25%, 01/29/20	270	282
7.63%, 03/29/41	128	134
Indonesia Government International Bond
7.75%, 01/17/38	100	123
7.75%, 01/17/38 (q)	150	185
Ireland Government Bond
5.50%, 10/18/17, EUR	220	317
4.50%, 04/18/20, EUR	290	394
3.90%, 03/20/23, EUR	210	269
5.40%, 03/13/25, EUR	150	212
Israel Government Bond
5.50%, 02/28/17, ILS	1,260	395
4.25%, 03/31/23, ILS	1,760	507
Italy Buoni Poliennali Del Tesoro, 4.75%, 06/01/17, EUR	230	316
Japan Government Bond
0.10%, 06/15/14, JPY	160,450	1,618
1.50%, 09/20/14, JPY	120,000	1,230
1.70%, 09/20/16 - 09/20/17 , JPY	260,000	2,777
1.00%, 09/20/20, JPY	80,000	829
1.20%, 06/20/21, JPY	209,700	2,193
2.00%, 12/20/25 - 03/20/42 , JPY	130,000	1,427
1.60%, 03/20/32, JPY	164,600	1,647
2.30%, 12/20/35, JPY	85,000	947
Korea Treasury Bond
4.25%, 09/10/14, KRW	248,000	221
5.25%, 09/10/15, KRW	150,000	138
5.75%, 09/10/18, KRW	430,740	423
3.00%, 03/10/23, KRW	218,250	185
Malaysia Government Bond
3.17%, 07/15/16, MYR	525	166
4.01%, 09/15/17, MYR	575	186
3.26%, 03/01/18, MYR	1,000	314
3.48%, 03/15/23, MYR	700	218
Mexico Bonos
9.50%, 12/18/14, MXN	18,000	1,493
8.00%, 12/17/15 - 06/11/20 , MXN	8,000	681
7.75%, 12/14/17, MXN	2,000	170
6.50%, 06/10/21, MXN	2,500	203
10.00%, 12/05/24 - 11/20/36 , MXN	25,000	2,595
8.50%, 11/18/38, MXN	2,930	263
Mexico Government International Bond
5.95%, 03/19/19 (e)	110	126
5.13%, 01/15/20	350	385
3.63%, 03/15/22 (e)	156	153
Morocco Government International Bond, 4.25%, 12/11/22	250	220
Netherlands Government Bond
3.25%, 07/15/15, EUR	1,250	1,725
4.00%, 07/15/19, EUR	600	901
Norway Government Bond
4.25%, 05/19/17, NOK	6,400	1,154
4.50%, 05/22/19, NOK	1,630	305
Panama Government International Bond, 8.88%, 09/30/27	75	103
Peru Government International Bond
7.84%, 08/12/20 (q), PEN	550	228
8.75%, 11/21/33 (e)	50	73
Philippine Government International Bond, 9.88%, 01/15/19	200	272
Poland Government Bond
5.75%, 04/25/14 - 09/23/22 , PLN	8,285	2,718
5.25%, 10/25/17 - 10/25/20 , PLN	5,815	1,872
Poland Government International Bond, 5.13%, 04/21/21	215	234
Queensland Treasury Corp., 6.00%, 10/14/15, AUD	325	318
Republic of Belarus, 8.95%, 01/26/18	150	150
Republic of Iraq, 5.80%, 01/15/28	350	290
Romania Government International Bond, 6.75%, 02/07/22 (q)	100	111
Russia Government Bond
6.20%, 01/31/18, RUB	21,000	622
7.50%, 03/15/18, RUB	2,900	91
Russia Government International Bond
5.00%, 04/29/20	200	214
7.50%, 03/31/30 (q)	242	284
Singapore Government Bond
3.63%, 07/01/14, SGD	1,000	815
4.00%, 09/01/18, SGD	270	240
2.25%, 06/01/21, SGD	450	358
Slovenia Government International Bond, 5.85%, 05/10/23 (q)	250	232
South Africa Government Bond
7.75%, 02/28/23, ZAR	3,140	320
6.50%, 02/28/41, ZAR	6,850	534
Spain Government Bond
3.80%, 01/31/17, EUR	740	980
5.50%, 07/30/17, EUR	677	950
5.40%, 01/31/23 (q), EUR	650	888
4.40%, 10/31/23 (q), EUR	160	202
Sweden Government Bond
6.75%, 05/05/14, SEK	1,750	274
4.50%, 08/12/15, SEK	4,985	795
3.75%, 08/12/17, SEK	13,430	2,185
5.00%, 12/01/20, SEK	2,150	388
3.50%, 06/01/22, SEK	9,440	1,567
Tennessee Valley Authority, 3.50%, 12/15/42	62	52
Turkey Government Bond, 9.50%, 01/12/22, TRY	220	121
Turkey Government International Bond
7.50%, 11/07/19	150	177
6.75%, 05/30/40	150	166
United Kingdom Treasury Bond
3.75%, 09/07/21, GBP	1,245	2,112
4.50%, 09/07/34, GBP	200	358
4.25%, 12/07/40, GBP	165	284
Venezuela Government International Bond
9.25%, 09/15/27 (e)	250	211
9.38%, 01/13/34	200	163
		63,077
Treasury Inflation Index Securities - 0.8%
Brazil Inflation Indexed Notas do Tesouro Nacional, 6.00%, 05/15/17 (n), BRL	380	409
Mexico Government Inflation Indexed Bond
3.50%, 12/14/17 (n), MXN	492	41
4.00%, 11/15/40 (n), MXN	476	40

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Turkey Government Inflation Indexed Bond, 3.00%, 02/23/22 (n), TRY	328	172
U.S. Treasury Inflation Indexed Note
1.25%, 04/15/14 (n)	220	223
2.00%, 07/15/14 (n)	1,573	1,624
2.50%, 07/15/16 (n)	432	477
0.13%, 04/15/17 - 01/15/23 (n)	234	232
United Kingdom Treasury Inflation Indexed Bond, 5.00%, 03/07/18 - 03/07/25 (n), GBP	570	1,052
Uruguay Government International Inflation Indexed Bond, 3.70%, 06/26/37 (n), UYU	1,581	83
		4,353
U.S. Treasury Securities - 3.9%
U.S. Treasury Bond
5.38%, 02/15/31	50	65
4.38%, 02/15/38	1,325	1,553
2.75%, 11/15/42	75	65
3.13%, 02/15/43	125	117
2.88%, 05/15/43	350	310
U.S. Treasury Note
4.25%, 08/15/13	3,025	3,041
1.25%, 02/15/14	1,175	1,183
1.38%, 11/30/15	2,850	2,910
1.50%, 07/31/16	985	1,008
1.00%, 03/31/17	1,670	1,671
3.75%, 11/15/18	600	670
1.13%, 03/31/20	200	190
3.50%, 05/15/20	1,925	2,129
2.13%, 08/15/21	200	199
1.75%, 05/15/22	450	429
2.00%, 02/15/23 (e)	470	452
1.75%, 05/15/23 (e)	1,174	1,099
		17,091
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 3.3%
Federal Home Loan Mortgage Corp. - 0.5%
Federal Home Loan Mortgage Corp.
1.87%, 11/25/19	40	39
1.69%, 01/25/22	25	25
2.52%, 01/25/23	70	66
3.11%, 02/25/23	50	49
4.50%, 05/01/41	—	—
2.59%, 10/01/42 (i)	764	778
REMIC, 1.32%, 12/25/18	25	25
REMIC, 1.73%, 07/25/19	25	24
REMIC, 1.58%, 04/25/22	49	48
REMIC, 1.88%, 04/25/22	25	24
REMIC, 2.36%, 07/25/22	25	23
REMIC, 2.68%, 10/25/22	25	24
		1,125
Federal National Mortgage Association - 2.3%
Federal National Mortgage Association
2.50%, 09/01/22 - 06/01/28	315	323
3.50%, 12/01/25	476	496
2.00%, 07/15/28, TBA (g)	300	291
2.50%, 07/15/28, TBA (g)	1,199	1,205
3.00%, 08/15/28 - 07/15/43 , TBA (g)	990	978
4.00%, 02/01/41 - 03/01/41	2,395	2,500
2.51%, 01/01/43 (i)	781	778
3.50%, 07/15/43, TBA (g)	970	984
4.00%, 07/15/43, TBA (g)	1,950	2,031
4.50%, 07/15/43, TBA (g)	400	423
REMIC, 2.61%, 03/25/22 (i)	25	24
		10,033
Government National Mortgage Association - 0.7%
Government National Mortgage Association
2.50%, 12/15/27 - 05/20/28	463	468
3.50%, 05/20/43	2,095	2,152
3.50%, 07/15/43, TBA (g)	640	656
		3,276
Total Government and Agency Obligations (cost $102,746)		99,538

OTHER EQUITY INTERESTS - 0.0%
Wind Acquisition Finance SA (r) (u)	150	156
Total Other Equity Interests (cost $159)		156

SHORT TERM INVESTMENTS - 11.2%

Investment Companies - 7.1%
JNL Money Market Fund, 0.01% (a) (h)	30,757	30,757

Securities Lending Collateral - 4.1%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	17,531	17,531
Total Short Term Investments (cost $48,288)		48,288

Total Investments - 105.3% (cost $416,286)		456,362
Other Assets and Liabilities, Net - (5.3%)		(22,841)
Total Net Assets - 100.0%		$433,521

JNL/Capital Guardian Global Diversified Research Fund

Portfolio Composition:	Percentage of Total Investments
Financials	18.8%
Information Technology	13.5
Health Care	13.5
Consumer Discretionary	12.5
Industrials	11.2
Energy	7.6
Consumer Staples	6.3
Materials	5.8
Telecommunication Services	4.1
Utilities	0.5
Short Term Investments	6.2
Total Investments	100.0%

	Shares/Par (p)	Value
COMMON STOCKS - 97.7%

CONSUMER DISCRETIONARY - 13.0%
Amazon.com Inc. (c)	9	$2,416
Carnival Corp.	51	1,742
Coach Inc.	27	1,536
Comcast Corp. - Class A	67	2,823
Compagnie Financiere Richemont SA - Class A	23	2,024
Daimler AG	29	1,751
Discovery Communications Inc. - Class A (c)	23	1,776
DreamWorks Animation SKG Inc. - Class A (c) (e)	90	2,312
Fast Retailing Co. Ltd.	7	2,464
Gannett Co. Inc.	57	1,404
Home Depot Inc.	37	2,859
Inchcape Plc	222	1,686
Lululemon Athletica Inc. (c)	23	1,527
Marks & Spencer Group Plc	158	1,034
Nike Inc. - Class B	32	2,063
Signet Jewelers Ltd.	42	2,818
Sirius XM Radio Inc.	1,994	6,680

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Starbucks Corp.	66	4,335
Swatch Group AG	3	313
Swatch Group AG - Class B	3	1,395
Wynn Macau Ltd.	579	1,557
		46,515
CONSUMER STAPLES - 6.5%
Coca-Cola Amatil Ltd.	338	3,910
Glanbia Plc	154	2,052
Glanbia Plc	12	168
Imperial Tobacco Group Plc	111	3,850
Japan Tobacco Inc. (q)	40	1,405
Nestle SA	44	2,900
Pernod-Ricard SA	32	3,548
Shoprite Holdings Ltd.	96	1,807
Unilever NV - CVA	38	1,500
Woolworths Ltd.	74	2,202
		23,342
ENERGY - 7.9%
BG Group Plc	9	148
Cameco Corp. (e)	44	904
Cenovus Energy Inc.	87	2,490
Chevron Corp.	39	4,615
Cobalt International Energy Inc. (c)	59	1,560
Fugro NV - CVA	30	1,641
Halliburton Co.	107	4,456
Lukoil OAO - ADR	28	1,584
Oil Search Ltd.	283	1,995
Royal Dutch Shell Plc - Class A	119	3,812
Schlumberger Ltd.	23	1,641
SeaDrill Ltd.	41	1,642
Tullow Oil Plc	133	2,029
		28,517
FINANCIALS - 19.6%
ACE Ltd.	22	1,969
AIA Group Ltd.	851	3,584
American Tower Corp.	111	8,151
Aon Plc - Class A	45	2,889
Banco Bradesco SA - ADR (e)	100	1,298
Bangkok Bank PCL - NVDR	290	1,892
Bank of China Ltd. - Class H	4,025	1,649
Barclays Plc	864	3,680
BB&T Corp.	72	2,429
BlackRock Inc.	12	3,056
BNP Paribas	49	2,664
Bumiputra-Commerce Holdings Bhd	386	1,005
China Pacific Insurance Group Co. Ltd.	89	283
CME Group Inc. - Class A	33	2,523
DBS Group Holdings Ltd.	133	1,616
Goldman Sachs Group Inc.	18	2,662
Grupo Financiero Inbursa SAB de CV (e)	379	833
Hana Financial Group Inc.	118	3,403
HSBC Holdings Plc	219	2,266
Industrial & Commercial Bank of China - Class H	3,036	1,903
Link REIT	414	2,034
Marsh & McLennan Cos. Inc.	58	2,303
Nomura Real Estate Holdings Inc.	68	1,493
Partners Group Holding AG (q)	12	3,187
Sampo Oyj - Class A	89	3,450
Sberbank of Russia - ADR	117	1,328
Standard Chartered Plc	68	1,480
Sumitomo Mitsui Financial Group Inc.	94	4,316
Wharf Holdings Ltd.	102	851
		70,197
HEALTH CARE - 14.0%
Bayer AG	65	6,904
Bristol-Myers Squibb Co.	152	6,784
Cerner Corp. (c)	26	2,489
Express Scripts Holding Co. (c)	51	3,158
Gilead Sciences Inc. (c)	330	16,884
Novo-Nordisk A/S - Class B	17	2,678
Roche Holding AG	17	4,242
Seattle Genetics Inc. (c) (e)	184	5,789
Sysmex Corp.	22	1,454
		50,382
INDUSTRIALS - 11.7%
Assa Abloy AB - Class B	101	3,943
Caterpillar Inc.	28	2,343
CCR SA	172	1,369
Danaher Corp.	65	4,102
Eaton Corp. Plc	65	4,245
Hexcel Corp. (c)	99	3,378
IDEX Corp.	37	1,991
Jardine Matheson Holdings Ltd.	39	2,366
Kawasaki Heavy Industries Ltd.	410	1,258
Kubota Corp.	170	2,474
Marubeni Corp.	179	1,196
Meggitt Plc	313	2,462
Nielsen Holdings NV	46	1,552
Norfolk Southern Corp.	23	1,700
Progressive Waste Solutions Ltd. (e)	49	1,046
Schneider Electric SA	45	3,241
Sumitomo Electric Industries Ltd.	128	1,521
Waste Connections Inc.	43	1,773
		41,960
INFORMATION TECHNOLOGY - 14.1%
Accenture Plc - Class A	35	2,497
Apple Inc.	17	6,615
ASML Holding NV	40	3,147
ASML Holding NV - ADR	19	1,518
Broadcom Corp. - Class A	60	2,022
Daum Communications Corp.	10	678
Freescale Semiconductor Ltd. (c) (e)	88	1,191
Gemalto NV (e)	20	1,829
Google Inc. - Class A (c)	3	2,641
Hamamatsu Photonics KK	30	1,083
Hewlett-Packard Co.	110	2,730
Hitachi Ltd.	290	1,858
Jabil Circuit Inc.	59	1,202
Keyence Corp.	8	2,636
Murata Manufacturing Co. Ltd.	26	1,955
Oracle Corp.	114	3,490
QUALCOMM Inc.	34	2,089
Samsung Electronics Co. Ltd.	4	4,846
Samsung Electronics Co. Ltd. - GDR	2	992
Trend Micro Inc.	36	1,141
VeriSign Inc. (c)	58	2,595
Visa Inc. - Class A	10	1,846
		50,601
MATERIALS - 6.1%
Air Products & Chemicals Inc.	18	1,685
Alacer Gold Corp.	118	248
Allegheny Technologies Inc.	32	850
Cliffs Natural Resources Inc. (e)	33	533
First Quantum Minerals Ltd.	110	1,625
Glencore International Plc	558	2,312
Holcim Ltd.	39	2,725
Koninklijke DSM NV	30	1,969
Monsanto Co.	11	1,107

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Mosaic Co.	63	3,379
Rio Tinto Plc	37	1,524
Syngenta AG	10	3,841
		21,798
TELECOMMUNICATION SERVICES - 4.3%
Bharti Airtel Ltd.	436	2,131
HKT Trust (q)	3,530	3,375
KDDI Corp.	38	1,958
Singapore Telecommunications Ltd.	1,060	3,140
SoftBank Corp.	56	3,242
TELUS Corp.	53	1,541
		15,387
UTILITIES - 0.5%
Cheung Kong Infrastructure Holdings Ltd.	292	1,946
Total Common Stocks (cost $282,487)		350,645

SHORT TERM INVESTMENTS - 6.4%

Investment Companies - 2.6%
JNL Money Market Fund, 0.01% (a) (h)	9,562	9,562

Securities Lending Collateral - 3.8%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	13,691	13,691
Total Short Term Investments (cost $23,253)		23,253

Total Investments - 104.1% (cost $305,740)		373,898
Other Assets and Liabilities, Net - (4.1%)		(14,879)
Total Net Assets - 100.0%		$359,019

JNL/DFA U.S. Core Equity Fund

Portfolio Composition:	Percentage of Total Investments
Financials	16.8%
Information Technology	14.9
Consumer Discretionary	13.6
Industrials	12.4
Health Care	11.4
Energy	9.8
Consumer Staples	8.0
Materials	4.0
Utilities	3.6
Telecommunication Services	2.4
Short Term Investments	3.1
Total Investments	100.0%

	Shares/Par (p)	Value
COMMON STOCKS - 99.7%

CONSUMER DISCRETIONARY - 13.9%
1-800-Flowers.com Inc. - Class A (c)	2	$10
Aaron’s Inc.	3	96
Abercrombie & Fitch Co. - Class A	3	149
Advance Auto Parts Inc.	1	49
Aeropostale Inc. (c)	2	22
AFC Enterprises Inc. (c)	1	18
Allison Transmission Holdings Inc.	2	43
Amazon.com Inc. (c)	4	1,236
AMC Networks Inc. - Class A (c)	2	129
America’s Car-Mart Inc. (c)	—	17
American Eagle Outfitters Inc.	8	141
American Public Education Inc. (c)	—	17
Ann Inc. (c)	2	80
Apollo Group Inc. - Class A (c)	—	2
Arctic Cat Inc.	1	36
Asbury Automotive Group Inc. (c)	1	40
Ascent Capital Group Inc. - Class A (c)	1	47
Autoliv Inc.	3	208
AutoNation Inc. (c)	1	61
AutoZone Inc. (c)	1	254
Ballantyne Strong Inc. (c)	1	2
Bally Technologies Inc. (c) (e)	1	35
Barnes & Noble Inc. (c) (e)	3	46
Bassett Furniture Industries Inc.	1	8
Beazer Homes USA Inc. (c) (e)	1	13
Bebe Stores Inc.	3	16
Bed Bath & Beyond Inc. (c)	3	195
Belo Corp. - Class A	4	62
Best Buy Co. Inc.	13	350
Big 5 Sporting Goods Corp.	1	22
Big Lots Inc. (c)	2	60
Biglari Holdings Inc. (c)	—	27
BJ’s Restaurants Inc. (c)	1	32
Blue Nile Inc. (c)	1	19
Bob Evans Farms Inc.	1	67
Bon-Ton Stores Inc.	1	13
BorgWarner Inc. (c)	2	172
Boyd Gaming Corp. (c) (e)	2	18
Bravo Brio Restaurant Group Inc. (c)	—	6
Brinker International Inc.	2	79
Brown Shoe Co. Inc.	2	47
Brunswick Corp.	2	73
Buckle Inc. (e)	1	47
Buffalo Wild Wings Inc. (c)	1	69
Cabela’s Inc. - Class A (c)	3	207
Cablevision Systems Corp. - Class A	8	141
Callaway Golf Co.	4	24
Capella Education Co. (c)	—	17
Carmax Inc. (c)	3	151
Carmike Cinemas Inc. (c)	1	12
Carnival Corp.	9	302
Carriage Services Inc.	1	14
Carrol’s Restaurant Group Inc. (c)	1	6
Carter’s Inc.	3	204
Cato Corp. - Class A	1	25
Cavco Industries Inc. (c)	—	15
CBS Corp. - Class A	—	10
CBS Corp. - Class B	11	538
CEC Entertainment Inc.	1	21
Central European Media Entertainment Ltd. - Class A (c)	2	5
Charter Communications Inc. - Class A (c)	1	135
Cheesecake Factory Inc.	3	105
Cherokee Inc.	—	1
Chico’s FAS Inc.	7	122
Childrens Place Retail Stores Inc. (c)	1	60
Chipotle Mexican Grill Inc. - Class A (c)	1	182
Choice Hotels International Inc. (e)	2	91
Churchill Downs Inc.	1	63
Cinemark Holdings Inc.	5	137
Citi Trends Inc. (c)	1	10
Cobra Electronics Corp. (c)	—	—
Coinstar Inc. (c) (e)	1	76
Comcast Corp. - Class A	36	1,526
Comcast Corp. - Special Class A	8	303
Conn’s Inc. (c) (e)	2	78
Cooper Tire & Rubber Co.	3	109
Core-Mark Holding Co. Inc.	—	19
Cracker Barrel Old Country Store Inc.	1	104
Crocs Inc. (c)	3	48
CSS Industries Inc.	—	10
CST Brands Inc. (c) (e)	1	37
CTC Media Inc.	4	48

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Culp Inc.	1	10
Cumulus Media Inc. - Class A (c) (e)	7	25
D.R. Horton Inc.	13	268
Dana Holding Corp.	5	102
Darden Restaurants Inc.	2	106
Deckers Outdoor Corp. (c) (e)	1	35
Delphi Automotive Plc	2	124
Destination Maternity Corp.	1	12
Destination XL Group Inc. (c)	2	14
DeVry Inc.	2	74
Dick’s Sporting Goods Inc.	1	50
Digital Generation Inc. (c) (e)	1	9
Dillard’s Inc. - Class A	3	205
DineEquity Inc.	1	57
DIRECTV (c)	9	548
Discovery Communications Inc. - Class A (c)	2	147
Discovery Communications Inc. - Class C (c)	1	91
DISH Network Corp.	1	55
Dollar General Corp. (c)	3	141
Dollar Tree Inc. (c)	4	224
Domino’s Pizza Inc. (e)	1	69
Dorman Products Inc.	2	68
DreamWorks Animation SKG Inc. - Class A (c) (e)	—	10
Drew Industries Inc.	1	31
DSW Inc. - Class A	1	103
Dunkin’ Brands Group Inc.	3	116
Einstein Noah Restaurant Group Inc.	1	9
Entercom Communications Corp. - Class A (c)	1	12
Ethan Allen Interiors Inc.	1	29
EW Scripps Co. - Class A (c)	3	50
Expedia Inc.	3	154
Express Inc. (c)	2	47
FAB Universal Corp. (c) (e)	—	2
Family Dollar Stores Inc.	2	137
Famous Dave’s Of America Inc. (c)	—	2
Federal-Mogul Corp. (c)	3	28
Fiesta Restaurant Group Inc. (c)	1	18
Fifth & Pacific Co. Inc. (c)	4	79
Finish Line Inc. - Class A	2	44
Flexsteel Industries Inc.	—	2
Foot Locker Inc.	4	137
Ford Motor Co.	37	574
Fossil Group Inc. (c)	1	103
Fred’s Inc. - Class A	1	15
Fuel Systems Solutions Inc. (c)	1	14
Full House Resorts Inc. (c)	—	1
G-III Apparel Group Ltd. (c)	1	43
Gaiam Inc. - Class A (c)	—	—
GameStop Corp. - Class A (e)	5	193
Gannett Co. Inc.	9	230
Gap Inc.	5	192
Garmin Ltd. (e)	—	14
General Motors Co. (c)	7	233
Genesco Inc. (c)	1	67
Gentex Corp.	3	77
Gentherm Inc. (c)	1	22
Genuine Parts Co.	3	242
GNC Holdings Inc. - Class A	3	120
Goodyear Tire & Rubber Co. (c)	4	65
Grand Canyon Education Inc. (c)	1	35
Gray Television Inc. (c)	1	6
Group 1 Automotive Inc.	1	59
Groupon Inc. - Class A (c) (e)	9	78
Guess? Inc. (e)	3	97
H&R Block Inc.	3	77
HanesBrands Inc.	2	106
Harley-Davidson Inc.	3	148
Harman International Industries Inc.	3	150
Hasbro Inc. (e)	2	83
Haverty Furniture Cos. Inc.	1	21
Helen of Troy Ltd. (c)	1	29
hhgregg Inc. (c) (e)	1	14
Hibbett Sports Inc. (c)	1	29
Hillenbrand Inc.	2	40
Home Depot Inc.	18	1,382
HomeAway Inc (c)	2	79
Hooker Furniture Corp.	—	2
HSN Inc.	2	107
Hyatt Hotels Corp. (c)	1	49
Iconix Brand Group Inc. (c)	2	67
International Game Technology	8	126
International Speedway Corp. - Class A	1	31
Interpublic Group of Cos. Inc.	11	163
Interval Leisure Group Inc.	2	48
iRobot Corp. (c)	1	34
Isle of Capri Casinos Inc. (c)	1	8
J.C. Penney Co. Inc. (c) (e)	—	4
Jack in the Box Inc. (c)	2	75
John Wiley & Sons Inc. - Class A	2	84
John Wiley & Sons Inc. - Class B	—	4
Johnson Controls Inc.	8	292
Jos. A. Bank Clothiers Inc. (c)	1	25
Journal Communications Inc. - Class A (c)	2	12
K12 Inc. (c) (e)	1	16
KB Home (e)	2	45
Kohl’s Corp.	8	379
Kona Grill Inc. (c)	—	—
Krispy Kreme Doughnuts Inc. (c)	2	30
L Brands Inc.	4	207
La-Z-Boy Inc.	3	51
Lakeland Industries Inc. (c)	—	1
Lamar Advertising Co. - Class A (c)	3	148
Las Vegas Sands Corp.	3	180
Leapfrog Enterprises Inc. - Class A (c) (e)	—	3
Lear Corp.	2	144
Leggett & Platt Inc.	5	142
Lennar Corp. - Class A	6	213
Lennar Corp. - Class B	1	17
Libbey Inc. (c)	1	17
Liberty Global Plc - Class A (c)	2	155
Liberty Global Plc - Class C (c)	2	113
Liberty Interactive Corp. - Class A (c)	16	371
Liberty Media Corp. - Class A (c)	2	295
Liberty Ventures - Class A (c)	—	30
Life Time Fitness Inc. (c)	2	105
Lifetime Brands Inc.	—	5
LIN Television Corp. - Class A (c)	2	23
Lions Gate Entertainment Corp. (c)	1	35
Lithia Motors Inc. - Class A	1	59
Live Nation Inc. (c)	8	120
LKQ Corp. (c)	7	191
Lowe’s Cos. Inc.	11	429
Luby’s Inc. (c)	1	11
Lululemon Athletica Inc. (c) (e)	2	144
Lumber Liquidators Holdings Inc. (c)	1	78
M/I Homes Inc. (c)	1	23
Mac-Gray Corp.	1	9
Macy’s Inc.	5	259
Madison Square Garden Inc. - Class A (c)	3	196
Marcus Corp.	1	11
Marine Products Corp.	1	10
MarineMax Inc. (c)	1	11
Marriott International Inc. - Class A	5	202
Marriott Vacations Worldwide Corp. (c)	1	52

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Martha Stewart Living Omnimedia Inc. - Class A (c)	1	1
Mattel Inc.	3	123
Matthews International Corp.	1	36
McClatchy Co. - Class A (c) (e)	—	—
McDonald’s Corp.	12	1,227
McGraw-Hill Cos. Inc.	4	186
MDC Holdings Inc.	2	75
Media General Inc. - Class A (c) (e)	—	4
Men’s Wearhouse Inc.	3	102
Meredith Corp. (e)	1	52
Meritage Homes Corp. (c)	1	61
MGM Resorts International (c)	15	222
Michael Kors Holdings Ltd. (c)	2	130
Modine Manufacturing Co. (c)	2	17
Mohawk Industries Inc. (c)	3	315
Monarch Casino & Resort Inc. (c)	1	12
Monro Muffler Brake Inc. (e)	1	38
Morningstar Inc.	—	16
Movado Group Inc.	1	27
Nathan’s Famous Inc. (c)	—	10
National CineMedia Inc.	1	19
Nautilus Inc. (c)	1	4
Netflix Inc. (c)	1	106
New York & Co. Inc. (c)	3	17
New York Times Co. - Class A (c) (e)	7	80
Newell Rubbermaid Inc.	4	104
News Corp. - Class A	29	958
News Corp. - Class B	8	259
Nexstar Broadcasting Group Inc. - Class A	1	43
Nike Inc. - Class B	11	675
Nordstrom Inc.	2	129
NutriSystem Inc.	—	5
NVR Inc. (c)	—	92
O’Reilly Automotive Inc. (c)	2	259
Office Depot Inc. (c) (e)	8	32
OfficeMax Inc.	4	42
Omnicom Group Inc.	3	169
Orbitz Worldwide Inc. (c) (e)	2	12
Orient-Express Hotels Ltd. - Class A (c)	—	1
Oxford Industries Inc.	1	37
Pandora Media Inc. (c) (e)	2	32
Panera Bread Co. - Class A (c)	—	74
Papa John’s International Inc. (c)	1	59
Penn National Gaming Inc. (c)	3	178
Penske Auto Group Inc.	4	114
Pep Boys-Manny Moe & Jack (c)	2	26
Perry Ellis International Inc.	1	14
PetMed Express Inc. (e)	1	10
PetSmart Inc.	2	134
Pier 1 Imports Inc.	3	80
Polaris Industries Inc.	1	116
Pool Corp.	1	45
Priceline.com Inc. (c)	1	414
Pulte Homes Inc. (c)	8	153
PVH Corp.	2	213
Quicksilver Inc. (c)	7	45
RadioShack Corp. (c) (e)	1	4
Ralph Lauren Corp. - Class A	1	97
Red Lion Hotels Corp. (c)	1	4
Red Robin Gourmet Burgers Inc. (c)	1	28
Regal Entertainment Group - Class A (e)	5	97
Regis Corp.	2	36
Rent-A-Center Inc.	3	127
RG Barry Corp.	—	1
Rocky Brands Inc.	—	—
Ross Stores Inc.	3	201
Royal Caribbean Cruises Ltd.	4	148
Ruby Tuesday Inc. (c)	3	27
Rue21 Inc. (c)	—	12
Ruth’s Hospitality Group Inc.	1	15
Ryland Group Inc.	2	80
Saks Inc. (c) (e)	8	109
Sally Beauty Holdings Inc. (c)	3	103
Scientific Games Corp. (c)	3	28
Scripps Networks Interactive Inc. - Class A	2	154
Sears Holdings Corp. (c) (e)	3	112
Select Comfort Corp. (c)	1	18
Service Corp. International	11	189
SHFL Entertainment Inc. (c)	1	25
Shiloh Industries Inc.	1	8
Shoe Carnival Inc.	1	22
Shutterfly Inc. (c)	2	107
Signet Jewelers Ltd.	1	88
Sinclair Broadcast Group Inc. - Class A	1	32
Sirius XM Radio Inc. (e)	66	222
Six Flags Entertainment Corp.	4	155
Skechers U.S.A. Inc. - Class A (c)	2	44
Smith & Wesson Holding Corp. (c) (e)	2	24
Sonic Automotive Inc.	2	36
Sonic Corp. (c)	1	20
Sotheby’s	2	83
Speedway Motorsports Inc.	2	26
Stage Stores Inc.	1	16
Standard Motor Products Inc.	1	34
Standard-Pacific Corp. (c) (e)	9	71
Stanley Furniture Co. Inc. (c)	—	—
Staples Inc.	19	297
Starbucks Corp.	6	399
Starwood Hotels & Resorts Worldwide Inc.	2	154
Starz - Liberty Capital - Class A (c)	4	93
Stein Mart Inc.	2	27
Steiner Leisure Ltd. (c)	1	26
Steinway Musical Instruments Inc. (c)	1	15
Steven Madden Ltd. (c)	2	73
Stewart Enterprises Inc. - Class A	1	18
Strayer Education Inc. (e)	—	5
Sturm Ruger & Co. Inc. (e)	—	19
Superior Industries International Inc.	1	19
Systemax Inc.	2	16
Target Corp.	8	551
Tempur-Pedic International Inc. (c)	1	49
Tenneco Inc. (c)	1	51
Tesla Motors Inc. (c) (e)	1	107
Texas Roadhouse Inc.	2	55
The Jones Group Inc.	3	43
Thor Industries Inc.	2	117
Tiffany & Co.	1	95
Time Warner Cable Inc.	6	641
Time Warner Inc.	18	1,064
TJX Cos. Inc.	10	511
Toll Brothers Inc. (c)	8	268
Tower International Inc. (c)	1	11
Town Sports International Holdings Inc.	1	9
Tractor Supply Co.	1	106
TripAdvisor Inc. (c)	3	158
True Religion Apparel Inc.	1	25
TRW Automotive Holdings Corp. (c)	3	210
Tupperware Brands Corp.	1	78
Ulta Salon Cosmetics & Fragrance Inc. (c)	1	90
Under Armour Inc. - Class A (c) (e)	2	96
Unifi Inc. (c)	1	17
Universal Electronics Inc. (c)	—	8
Universal Technical Institute Inc.	1	9
Urban Outfitters Inc. (c)	3	133
Vail Resorts Inc.	2	123

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Valassis Communications Inc. (e)	2	47
ValueVision Media Inc. (c)	—	1
VF Corp.	1	154
Viacom Inc. - Class A	—	7
Viacom Inc. - Class B	4	299
Visteon Corp. (c)	2	126
Vitamin Shoppe Inc. (c)	1	58
VOXX International Corp. - Class A (c)	—	1
WABCO Holdings Inc. (c)	1	89
Walt Disney Co.	30	1,901
Washington Post Co. - Class B	—	145
Weight Watchers International Inc. (e)	1	46
Wendy’s Co. (e)	21	122
West Marine Inc. (c)	1	11
Wet Seal Inc. - Class A (c)	4	21
Whirlpool Corp.	3	336
Williams-Sonoma Inc.	1	77
Winmark Corp.	—	6
Winnebago Industries Inc. (c)	1	21
Wolverine World Wide Inc.	2	126
World Wrestling Entertainment Inc. - Class A (e)	1	10
Wyndham Worldwide Corp.	4	217
Wynn Resorts Ltd.	2	192
Yum! Brands Inc.	6	437
Zale Corp. (c)	2	17
Zumiez Inc. (c)	1	30
		43,122
CONSUMER STAPLES - 8.2%
Alico Inc.	—	12
Alliance One International Inc. (c)	3	9
Altria Group Inc.	25	886
Andersons Inc.	1	41
Archer-Daniels-Midland Co.	9	306
Avon Products Inc.	5	108
B&G Foods Inc.	2	61
Beam Inc.	6	367
Boulder Brands Inc. (c) (e)	3	34
Brown-Forman Corp. - Class A	—	31
Brown-Forman Corp. - Class B	2	101
Bunge Ltd.	6	414
Cal-Maine Foods Inc.	1	46
Calavo Growers Inc.	1	16
Campbell Soup Co.	3	148
Casey’s General Stores Inc.	2	96
Central Garden & Pet Co. (c)	1	4
Central Garden & Pet Co. - Class A (c)	2	11
Chiquita Brands International Inc. (c)	2	22
Church & Dwight Co. Inc.	3	173
Clorox Co.	2	191
Coca-Cola Bottling Co.	—	11
Coca-Cola Co.	48	1,934
Coca-Cola Enterprises Inc.	5	171
Colgate-Palmolive Co.	13	730
ConAgra Foods Inc.	14	503
Constellation Brands Inc. - Class A (c)	5	249
Constellation Brands Inc. - Class B (c)	—	1
Costco Wholesale Corp.	6	652
Craft Brewers Alliance Inc. (c)	1	7
CVS Caremark Corp.	22	1,233
Darling International Inc. (c)	6	112
Dean Foods Co. (c)	6	58
Dole Food Co. Inc. (c)	5	59
Dr. Pepper Snapple Group Inc.	4	179
Elizabeth Arden Inc. (c)	1	50
Energizer Holdings Inc.	3	273
Estee Lauder Cos. Inc.	2	132
Farmer Bros. Co. (c)	1	10
Flowers Foods Inc.	9	190
Fresh Del Monte Produce Inc.	2	56
General Mills Inc.	9	432
Hain Celestial Group Inc. (c)	2	123
Harris Teeter Supermarkets Inc.	2	85
Herbalife Ltd.	1	55
Hershey Co.	2	187
Hillshire Brands Co.	2	72
Hormel Foods Corp.	5	197
Ingles Markets Inc. - Class A	—	3
Ingredion Inc.	2	144
Inter Parfums Inc.	1	40
J&J Snack Foods Corp.	—	31
JM Smucker Co.	5	485
John B. Sanfilippo & Son Inc.	—	8
Kellogg Co.	3	206
Kimberly-Clark Corp.	5	525
Kraft Foods Group Inc.	11	600
Kroger Co.	4	142
Lancaster Colony Corp.	1	94
Limoneira Co.	—	2
Lorillard Inc.	4	183
McCormick & Co. Inc.	2	162
Mead Johnson Nutrition Co.	3	219
Medifast Inc. (c)	1	18
Molson Coors Brewing Co. - Class B	6	297
Mondelez International Inc. - Class A	32	920
Monster Beverage Corp. (c)	3	201
Nash Finch Co.	1	11
National Beverage Corp.	1	9
Nu Skin Enterprises Inc.	1	67
Nutraceutical International Corp.	—	8
Oil-Dri Corp. of America	—	3
Omega Protein Corp. (c)	1	5
Orchids Paper Products Co.	—	6
Pantry Inc. (c)	1	13
PepsiCo Inc.	19	1,520
Philip Morris International Inc.	20	1,721
Pilgrim’s Pride Corp. (c)	3	46
Post Holdings Inc. (c)	1	54
Prestige Brands Holdings Inc. (c)	2	48
PriceSmart Inc.	1	61
Procter & Gamble Co.	32	2,496
Revlon Inc. - Class A (c)	1	31
Reynolds American Inc.	5	237
Rite Aid Corp. (c) (e)	27	77
Safeway Inc.	6	148
Sanderson Farms Inc.	1	57
Smithfield Foods Inc. (c)	4	141
Snyders-Lance Inc.	2	48
Spartan Stores Inc.	1	18
Spectrum Brands Holdings Inc.	3	171
Susser Holdings Corp. (c) (e)	1	43
Sysco Corp.	8	270
The Fresh Market Inc. (c)	1	65
Tootsie Roll Industries Inc. (e)	2	52
TreeHouse Foods Inc. (c)	1	87
Tyson Foods Inc.	8	198
United Natural Foods Inc. (c)	2	119
Universal Corp.	1	46
USANA Health Sciences Inc. (c) (e)	1	36
Vector Group Ltd. (e)	2	35
Village Super Market Inc. - Class A	—	10
Wal-Mart Stores Inc.	23	1,682
Walgreen Co.	8	367
WD-40 Co.	1	33
Weis Markets Inc.	1	54

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
WhiteWave Foods Co. - Class A (c) (e)	1	20
WhiteWave Foods Co. - Class B (c)	2	27
Whole Foods Market Inc.	5	247
		25,505
ENERGY - 10.1%
Adams Resources & Energy Inc.	—	17
Alon USA Energy Inc.	2	29
Alpha Natural Resources Inc. (c)	7	38
Anadarko Petroleum Corp.	8	653
Apache Corp.	7	570
Arch Coal Inc. (e)	—	1
Atwood Oceanics Inc. (c)	3	139
Baker Hughes Inc.	8	388
Basic Energy Services Inc. (c) (e)	2	28
Bill Barrett Corp. (c) (e)	2	46
Bolt Technology Corp.	—	5
Bonanza Creek Energy Inc. (c)	1	49
BPZ Resources Inc. (c) (e)	4	7
Bristow Group Inc.	2	98
C&J Energy Services Inc. (c) (e)	2	32
Cabot Oil & Gas Corp. - Class A	5	362
Cameron International Corp. (c)	3	175
CARBO Ceramics Inc. (e)	1	48
Carrizo Oil & Gas Inc. (c)	2	45
Cheniere Energy Inc. (c)	1	36
Chesapeake Energy Corp.	16	328
Chevron Corp.	32	3,821
Cimarex Energy Co.	3	170
Clayton Williams Energy Inc. (c)	—	13
Clean Energy Fuels Corp. (c) (e)	1	12
Cloud Peak Energy Inc. (c)	3	50
Cobalt International Energy Inc. (c)	4	117
Comstock Resources Inc.	1	20
Concho Resources Inc. (c)	3	209
ConocoPhillips	17	1,053
CONSOL Energy Inc.	7	187
Contango Oil & Gas Co.	1	24
Continental Resources Inc. (c) (e)	1	52
Core Laboratories NV	1	91
Crimson Exploration Inc. (c)	2	5
Crosstex Energy Inc.	2	36
Delek US Holdings Inc.	2	69
Denbury Resources Inc. (c)	11	193
Devon Energy Corp.	5	234
Diamond Offshore Drilling Inc.	4	268
Dresser-Rand Group Inc. (c)	3	156
Dril-Quip Inc. (c)	2	153
Endeavour International Corp. (c) (e)	1	4
Energen Corp.	3	152
Energy XXI Bermuda Ltd. (e)	4	92
EOG Resources Inc.	5	672
EPL Oil & Gas Inc. (c)	2	53
EQT Corp.	2	190
Era Group Inc. (c)	1	31
Exterran Holdings Inc. (c)	4	105
Exxon Mobil Corp.	64	5,783
FMC Technologies Inc. (c)	4	245
Gastar Exploration Ltd. (c)	1	2
Global Geophysical Services Inc. (c)	—	2
Green Plains Renewable Energy Inc. (c)	1	17
Gulf Island Fabrication Inc.	1	11
Gulfmark Offshore Inc. - Class A	1	50
Gulfport Energy Corp. (c)	2	108
Halcon Resources Corp. (c) (e)	1	8
Halliburton Co.	12	488
Harvest Natural Resources Inc. (c) (e)	2	6
Helix Energy Solutions Group Inc. (c)	5	110
Helmerich & Payne Inc.	3	201
Hercules Offshore Inc. (c)	6	40
Hess Corp.	4	297
HKN Inc. (c)	—	2
HollyFrontier Corp.	9	368
Hornbeck Offshore Services Inc. (c)	1	66
ION Geophysical Corp. (c)	3	20
James River Coal Co. (c) (e)	—	1
Key Energy Services Inc. (c)	2	9
Kinder Morgan Inc.	11	417
Lufkin Industries Inc.	1	53
Magnum Hunter Resources Corp. (c) (e)	7	26
Marathon Oil Corp.	10	350
Marathon Petroleum Corp.	7	469
Matrix Service Co. (c)	2	23
McDermott International Inc. (c)	4	33
Miller Energy Resources Inc. (c) (e)	—	1
Mitcham Industries Inc. (c)	—	7
Murphy Oil Corp.	6	359
Nabors Industries Ltd.	10	148
National Oilwell Varco Inc.	8	551
Newfield Exploration Co. (c)	1	23
Newpark Resources Inc. (c)	4	45
Noble Corp.	11	395
Noble Energy Inc.	7	408
Nordic American Tankers Ltd. (e)	1	6
Northern Oil and Gas Inc. (c) (e)	1	19
Nuverra Environmental Solutions Inc. (c) (e)	6	18
Oasis Petroleum Inc. (c)	3	109
Occidental Petroleum Corp.	14	1,247
Oceaneering International Inc.	2	108
Oil States International Inc. (c)	2	213
Panhandle Oil and Gas Inc. - Class A	—	5
Parker Drilling Co. (c)	4	19
Patterson-UTI Energy Inc.	6	109
PDC Energy Inc. (c)	1	62
Peabody Energy Corp.	4	64
Penn Virginia Corp. (c) (e)	3	13
PetroQuest Energy Inc. (c)	3	10
PHI Inc. (c)	—	14
PHI Inc. (c)	—	3
Phillips 66	11	650
Pioneer Energy Services Corp. (c)	2	15
Pioneer Natural Resources Co.	5	664
QEP Resources Inc.	2	66
Range Resources Corp.	3	209
Rentech Inc.	10	20
Rex Energy Corp. (c)	2	43
RigNet Inc. (c)	1	13
Rosetta Resources Inc. (c)	2	77
Rowan Cos. Plc - Class A (c)	5	174
RPC Inc. (e)	6	83
SandRidge Energy Inc. (c) (e)	8	36
Schlumberger Ltd.	17	1,193
SEACOR Holdings Inc.	1	98
SemGroup Corp. - Class A	2	93
Ship Finance International Ltd. (e)	4	58
SM Energy Co.	3	164
Southwestern Energy Co. (c)	6	233
Spectra Energy Corp.	9	307
Stone Energy Corp. (c)	1	26
Superior Energy Services Inc. (c)	6	167
Swift Energy Co. (c)	1	16
Synergy Resources Corp. (c)	1	7
Targa Resources Corp.	1	43
Teekay Corp.	4	154
Tesco Corp. (c)	1	10
Tesoro Corp.	7	377

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Tetra Technologies Inc. (c)	1	14
TGC Industries Inc.	1	6
Tidewater Inc.	2	116
Transocean Ltd.	5	231
Triangle Petroleum Corp. (c)	2	13
Ultra Petroleum Corp. (c) (e)	5	91
Unit Corp. (c)	—	16
VAALCO Energy Inc. (c)	2	11
Valero Energy Corp.	11	379
W&T Offshore Inc.	3	44
Warren Resources Inc. (c)	3	7
Weatherford International Ltd. (c)	23	320
Western Refining Inc. (e)	5	129
Whiting Petroleum Corp. (c)	3	136
Willbros Group Inc. (c)	2	14
Williams Cos. Inc.	6	194
World Fuel Services Corp.	1	33
WPX Energy Inc. (c)	1	28
		31,265
FINANCIALS - 17.3%
1st Source Corp.	1	26
1st United Bancorp Inc.	1	9
Access National Corp.	—	1
ACE Ltd.	7	608
Affiliated Managers Group Inc. (c)	1	197
AFLAC Inc.	9	523
Alexander & Baldwin Inc. (c)	2	83
Alleghany Corp. (c)	1	203
Allied World Assurance Co. Holdings Ltd.	2	178
Allstate Corp.	10	469
Altisource Asset Management Corp. (c)	—	13
Altisource Portfolio Solutions SA (c)	1	47
Altisource Residential Corp. - Class B (c) (e)	—	3
American Capital Ltd. (c)	18	232
American Equity Investment Life Holding Co.	3	49
American Express Co.	14	1,039
American Financial Group Inc.	5	259
American International Group Inc. (c)	19	869
American National Bankshares Inc.	—	—
American National Insurance Co.	1	70
American Safety Insurance Holdings Ltd. (c)	—	1
Ameriprise Financial Inc.	3	217
Ameris Bancorp (c) (e)	1	19
Amerisafe Inc.	1	26
AmTrust Financial Services Inc. (e)	4	128
Aon Plc - Class A	3	193
Arch Capital Group Ltd. (c)	6	288
Argo Group International Holdings Ltd.	1	28
Arrow Financial Corp.	—	1
Arthur J Gallagher & Co.	2	93
Aspen Insurance Holdings Ltd.	4	152
Associated Bancorp	10	151
Assurant Inc.	5	234
Assured Guaranty Ltd.	7	148
Asta Funding Inc.	—	2
Astoria Financial Corp.	2	25
Atlanticus Holdings Corp. (c)	1	2
AV Homes Inc. (c)	1	11
Axis Capital Holdings Ltd.	3	138
Baldwin & Lyons Inc. - Class B	1	12
BancFirst Corp.	1	33
Bancorp Inc. (c)	1	13
BancorpSouth Inc.	5	86
Bank Mutual Corp.	2	12
Bank of America Corp.	146	1,872
Bank of Hawaii Corp.	2	80
Bank of New York Mellon Corp.	16	451
Bank of the Ozarks Inc.	1	54
BankFinancial Corp.	1	8
BankUnited Inc.	4	107
Banner Corp.	1	29
Bar Harbor Bankshares	—	—
BB&T Corp.	10	327
BBCN Bancorp Inc.	4	53
Beneficial Mutual Bancorp Inc. (c)	4	33
Berkshire Hathaway Inc. - Class B (c)	19	2,181
Berkshire Hills Bancorp Inc.	1	21
BGC Partners Inc.	4	21
BlackRock Inc.	3	712
BofI Holding Inc. (c)	1	23
BOK Financial Corp.	2	114
Boston Private Financial Holdings Inc.	3	33
Brookline Bancorp Inc.	3	30
Brown & Brown Inc.	6	193
Bryn Mawr Bank Corp.	1	14
C&F Financial Corp.	—	2
Calamos Asset Management Inc. - Class A	1	9
Camden National Corp.	—	11
Capital City Bank Group Inc. (c)	1	8
Capital One Financial Corp.	10	644
CapitalSource Inc.	8	77
Capitol Federal Financial Inc.	6	71
Cardinal Financial Corp.	1	19
Cash America International Inc.	1	56
Cathay General Bancorp	4	71
CBOE Holdings Inc.	3	117
CBRE Group Inc. - Class A (c)	4	99
Center Bancorp Inc.	1	9
CenterState Banks of Florida Inc.	1	11
Central Pacific Financial Corp. (c)	2	27
Century Bancorp Inc. - Class A	—	1
Charles Schwab Corp.	11	234
Chemical Financial Corp.	1	34
Chubb Corp.	5	432
Cincinnati Financial Corp.	7	308
CIT Group Inc. (c)	5	253
Citigroup Inc.	48	2,285
Citizens Inc. - Class A (c) (e)	2	13
City Holdings Co.	1	22
City National Corp.	3	185
Clifton Savings Bancorp Inc.	1	14
CME Group Inc.	4	341
CNA Financial Corp.	2	52
CNB Financial Corp.	1	8
CNO Financial Group Inc.	12	149
CoBiz Financial Inc.	2	15
Cohen & Steers Inc. (e)	1	28
Columbia Banking System Inc.	2	46
Comerica Inc.	5	201
Commerce Bancshares Inc.	4	155
Community Bank System Inc.	1	37
Community Trust Bancorp Inc.	1	25
Consolidated-Tomoka Land Co.	—	8
Cowen Group Inc. - Class A (c)	6	16
Crawford & Co.	1	8
Credit Acceptance Corp. (c)	1	70
Cullen/Frost Bankers Inc.	3	168
CVB Financial Corp.	5	61
DFC Global Corp. (c)	2	29
Dime Community Bancshares Inc.	1	12
Discover Financial Services	7	338
Donegal Group Inc. - Class A	1	13
E*TRADE Financial Corp. (c)	8	104
East West Bancorp Inc.	5	127
Eaton Vance Corp.	2	86

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
eHealth Inc. (c)	1	16
EMC Insurance Group Inc.	1	16
Employer Holdings Inc.	1	27
Endurance Specialty Holdings Ltd.	2	79
Enstar Group Ltd. (c)	1	106
Enterprise Financial Services Corp.	1	13
Erie Indemnity Co. - Class A	1	112
Evercore Partners Inc.	1	43
Everest Re Group Ltd.	2	269
FBL Financial Group Inc. - Class A	1	61
Federal Agricultural Mortgage Corp. - Class C	—	12
Federated Investors Inc. - Class B (e)	5	123
Fidelity National Financial Inc. - Class A	5	119
Fifth Third Bancorp	23	410
Financial Institutions Inc.	1	11
First American Financial Corp.	6	132
First Bancorp Inc. (c)	1	6
First Bancorp Inc.	1	7
First Busey Corp.	3	13
First Cash Financial Services Inc. (c)	2	74
First Commonwealth Financial Corp.	5	35
First Community Bancshares Inc.	1	13
First Financial Bancorp	2	35
First Financial Bankshares Inc. (e)	1	67
First Financial Corp.	1	19
First Financial Northwest Inc.	1	8
First Horizon National Corp.	7	77
First Interstate BancSystem Inc. - Class A	1	14
First Merchants Corp.	1	22
First Midwest Bancorp Inc.	2	29
First Niagara Financial Group Inc.	11	111
First PacTrust Bancorp Inc.	1	7
First Republic Bank	3	110
First South Bancorp Inc. (c)	—	1
FirstMerit Corp.	6	126
Flagstar Bancorp Inc. (c)	1	11
Flushing Financial Corp.	1	24
FNB Corp.	7	88
Forest City Enterprises Inc. (c)	7	125
Forestar Group Inc. (c)	1	24
Fox Chase Bancorp Inc.	1	10
Franklin Resources Inc.	1	190
Fulton Financial Corp.	7	75
FXCM Inc. - Class A (e)	1	14
Gain Capital Holdings Inc.	—	—
GAMCO Investors Inc.	—	11
Genworth Financial Inc. (c)	12	142
German American Bancorp Inc.	1	13
GFI Group Inc.	6	22
Glacier Bancorp Inc.	3	57
Global Indemnity Plc (c)	1	16
Goldman Sachs Group Inc.	9	1,301
Great Southern Bancorp Inc.	1	16
Green Dot Corp. (c) (e)	1	19
Greenhill & Co. Inc.	1	53
Greenlight Capital Re Ltd. - Class A (c)	1	25
Hallmark Financial Services Inc. (c)	1	9
Hancock Holding Co.	1	36
Hanmi Financial Corp. (c)	1	25
Hanover Insurance Group Inc.	2	79
Harris & Harris Group Inc. (c)	—	1
Hartford Financial Services Group Inc.	10	322
HCC Insurance Holdings Inc.	3	147
HCI Group Inc.	1	28
Heartland Financial USA Inc.	1	19
Heritage Commerce Corp. (c)	1	8
Heritage Financial Corp.	1	10
HFF Inc. - Class A	—	6
Hilltop Holdings Inc. (c)	3	43
Home Bancshares Inc.	3	68
Home Federal Bancorp Inc.	1	9
Horace Mann Educators Corp.	1	27
Howard Hughes Corp. (c)	2	186
Hudson City Bancorp Inc.	25	229
Hudson Valley Holding Corp.	1	13
Huntington Bancshares Inc.	21	163
IberiaBank Corp.	1	38
ICG Group Inc. (c)	2	18
Independent Bank Corp. (e)	1	31
Interactive Brokers Group Inc.	2	26
IntercontinentalExchange Inc. (c)	2	320
International Bancshares Corp.	3	59
INTL FCStone Inc. (c)	1	16
Invesco Ltd.	14	458
Investment Technology Group Inc. (c)	2	25
Investors Bancorp Inc.	6	124
Investors Title Co.	—	—
Janus Capital Group Inc.	7	61
Jones Lang LaSalle Inc.	2	194
JPMorgan Chase & Co.	59	3,114
Kearny Financial Corp. (c)	2	23
Kemper Corp.	3	103
Kennedy-Wilson Holdings Inc.	3	46
KeyCorp	38	419
Knight Capital Group Inc. - Class A (c)	3	10
Lakeland Bancorp Inc.	1	13
Lakeland Financial Corp.	1	14
Legg Mason Inc.	8	239
Leucadia National Corp.	10	265
Lincoln National Corp.	7	273
Loews Corp.	6	286
LPL Financial Holdings Inc.	3	116
M&T Bank Corp. (e)	5	570
Macatawa Bank Corp. (c) (e)	1	3
Maiden Holdings Ltd.	2	24
MainSource Financial Group Inc.	1	12
Markel Corp. (c)	1	331
MarketAxess Holdings Inc.	1	40
Marlin Business Services Inc.	1	14
Marsh & McLennan Cos. Inc.	8	303
MB Financial Inc.	3	75
MBIA Inc. (c)	11	145
MCG Capital Corp.	4	19
Medallion Financial Corp.	1	11
Mercantile Bank Corp.	—	1
Merchants Bancshares Inc.	—	4
Mercury General Corp.	3	135
Meridian Interstate BanCorp Inc. (c)	1	19
MetLife Inc.	12	555
Metro Bancorp Inc. (c)	—	6
MGIC Investment Corp. (c) (e)	10	61
Montpelier Re Holdings Ltd.	3	73
Moody’s Corp.	4	262
Morgan Stanley	20	494
MSCI Inc. (c)	4	125
NASDAQ OMX Group Inc.	7	220
National Financial Partners Corp. (c)	2	52
National Interstate Corp.	—	12
National Penn Bancshares Inc.	8	78
Navigators Group Inc. (c)	1	34
NBT Bancorp Inc.	2	33
Nelnet Inc. - Class A	1	46
Netspend Holdings Inc.	2	39
New York Community Bancorp Inc. (e)	17	235
NewBridge Bancorp (c)	—	—
NewStar Financial Inc. (c)	2	31

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Northern Trust Corp.	7	404
Northfield Bancorp Inc.	2	21
Northwest Bancshares Inc.	4	52
NYSE Euronext	3	132
OceanFirst Financial Corp.	1	12
Ocwen Financial Corp. (c)	4	167
OFG Bancorp	2	31
Old National Bancorp	4	59
Old Republic International Corp.	9	112
OmniAmerican Bancorp Inc. (c)	1	11
OneBeacon Insurance Group Ltd. - Class A	1	10
Oritani Financial Corp.	2	25
Pacific Continental Corp.	1	9
Pacific Mercantile BanCorp (c)	—	—
PacWest Bancorp (e)	1	46
Park National Corp. (e)	1	34
PartnerRe Ltd.	3	244
Peapack Gladstone Financial Corp.	—	—
People’s United Financial Inc.	11	168
Peoples Bancorp Inc.	1	11
PHH Corp. (c) (e)	3	67
Pico Holdings Inc. (c)	1	21
Pinnacle Financial Partners Inc. (c)	1	33
Piper Jaffray Cos. (c)	1	28
Platinum Underwriters Holdings Ltd.	2	109
PNC Financial Services Group Inc.	11	766
Popular Inc. (c)	3	93
Portfolio Recovery Associates Inc. (c)	1	123
Preferred Bank (c)	1	10
Primerica Inc.	3	120
Principal Financial Group Inc.	8	313
PrivateBancorp Inc.	3	61
ProAssurance Corp.	3	156
Progressive Corp.	8	211
Prosperity Bancshares Inc.	2	96
Protective Life Corp.	5	176
Provident Financial Services Inc.	3	46
Provident New York Bancorp (e)	2	16
Prudential Financial Inc.	6	471
Radian Group Inc. (e)	6	67
Raymond James Financial Inc.	6	236
Regions Financial Corp.	56	535
Reinsurance Group of America Inc.	4	290
RenaissanceRe Holdings Ltd.	2	165
Renasant Corp.	1	27
Republic Bancorp Inc. - Class A	1	18
Resource America Inc. - Class A	1	8
RLI Corp.	1	61
Rockville Financial Inc.	1	11
Roma Financial Corp.	1	13
Ryman Hospitality Properties (e)	3	110
S&T Bancorp Inc.	1	25
Safeguard Scientifics Inc. (c)	1	17
Safety Insurance Group Inc.	1	34
Sandy Spring Bancorp Inc.	1	24
SCBT Financial Corp. (e)	1	34
SEI Investments Co.	4	101
Selective Insurance Group	3	72
Sierra Bancorp	1	9
Signature Bank (c)	2	170
Simmons First National Corp. - Class A	—	8
Simplicity Bancorp Inc.	—	6
SLM Corp.	11	253
Southside Bancshares Inc. (e)	1	25
Southwest Bancorp Inc. (c)	1	12
St. Joe Co. (c) (e)	3	63
StanCorp Financial Group Inc.	1	63
State Auto Financial Corp.	2	33
State Street Corp.	6	402
StellarOne Corp.	1	22
Sterling Bancorp	1	15
Stewart Information Services Corp. (e)	1	31
Stifel Financial Corp. (c)	2	88
Sun Bancorp Inc. (c)	4	15
SunTrust Banks Inc.	7	213
Susquehanna Bancshares Inc.	9	115
SVB Financial Group (c)	2	160
SY Bancorp Inc.	1	12
Symetra Financial Corp.	2	32
Synovus Financial Corp.	39	114
T. Rowe Price Group Inc.	4	263
Taylor Capital Group Inc. (c)	1	22
TCF Financial Corp.	7	104
TD Ameritrade Holding Corp.	9	226
Tejon Ranch Co. (c)	—	9
Territorial Bancorp Inc.	1	11
Texas Capital Bancshares Inc. (c)	2	80
TFS Financial Corp. (c)	6	62
Thomas Properties Group Inc.	2	12
Tompkins Financial Corp.	—	21
Torchmark Corp.	4	254
Tower Group International Ltd.	1	15
TowneBank (e)	1	20
Travelers Cos. Inc.	8	607
Trico Bancshares	1	15
TrustCo Bank Corp.	3	19
Trustmark Corp.	3	62
U.S. Bancorp	33	1,199
UMB Financial Corp.	2	119
Umpqua Holdings Corp.	5	82
Union First Market Bankshares Corp.	1	23
United Bankshares Inc. (e)	2	42
United Community Banks Inc. (c)	1	15
United Fire Group Inc.	1	30
Universal Insurance Holdings Inc.	2	12
Univest Corp. of Pennsylvania	1	15
Unum Group	7	210
Validus Holdings Ltd.	6	212
Valley National Bancorp (e)	6	55
ViewPoint Financial Group	2	37
Virginia Commerce Bancorp Inc. (c)	2	21
Waddell & Reed Financial Inc.	1	60
Walker & Dunlop Inc. (c)	1	17
Washington Federal Inc.	4	80
Washington Trust Bancorp Inc.	1	20
Webster Financial Corp.	4	94
Wells Fargo & Co.	85	3,490
WesBanco Inc.	1	29
West Bancorp Inc.	1	9
Westamerica Bancorp (e)	1	50
Western Alliance Bancorp (c)	4	65
Westfield Financial Inc.	—	1
Willis Group Holdings Plc	2	102
Wilshire Bancorp Inc.	3	23
Wintrust Financial Corp.	1	43
World Acceptance Corp. (c) (e)	1	61
WR Berkley Corp.	6	229
WSFS Financial Corp.	—	21
XL Group Plc	9	261
Zions Bancorp	5	142
		53,540
HEALTH CARE - 11.7%
Abbott Laboratories	21	750
AbbVie Inc.	18	727
Accuray Inc. (c)	1	6

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Acorda Therapeutics Inc. (c)	1	36
Actavis Inc. (c)	4	442
Addus HomeCare Corp. (c)	—	1
Aetna Inc.	4	282
Agilent Technologies Inc.	2	100
Air Methods Corp.	2	61
Albany Molecular Research Inc. (c)	3	30
Alere Inc. (c)	1	35
Alexion Pharmaceuticals Inc. (c)	3	249
Align Technology Inc. (c)	3	104
Alkermes Plc (c)	4	118
Allergan Inc.	4	345
Allscripts-Misys Healthcare Solutions Inc. (c)	7	84
AMAG Pharmaceuticals Inc. (c)	1	18
Amedisys Inc. (c)	1	15
AmerisourceBergen Corp.	3	155
Amgen Inc.	11	1,095
AMN Healthcare Services Inc. (c)	3	38
Amsurg Corp. (c)	1	50
Analogic Corp.	1	47
AngioDynamics Inc. (c)	1	12
Anika Therapeutics Inc. (c)	1	9
Ariad Pharmaceuticals Inc. (c)	4	75
ArthroCare Corp. (c)	1	41
Astex Pharmaceuticals (c)	5	21
athenahealth Inc. (c) (e)	1	85
Atrion Corp.	—	14
Baxano Surgical Inc. (c)	1	2
Baxter International Inc.	8	520
Becton Dickinson & Co.	3	267
Bio-Rad Laboratories Inc. - Class A (c)	1	115
Bio-Reference Labs Inc. (c) (e)	2	46
Biogen Idec Inc. (c)	3	667
BioMarin Pharmaceutical Inc. (c)	2	96
BioScrip Inc. (c)	3	45
Boston Scientific Corp. (c)	30	276
Bristol-Myers Squibb Co.	23	1,028
Brookdale Senior Living Inc. (c)	7	174
Bruker Corp. (c)	5	79
Cambrex Corp. (c)	1	18
Cantel Medical Corp.	1	34
Capital Senior Living Corp. (c)	1	29
Cardinal Health Inc.	5	222
CareFusion Corp. (c)	9	324
Celgene Corp. (c)	6	713
Celldex Therapeutics Inc. (c) (e)	2	33
Centene Corp. (c)	1	68
Cepheid Inc. (c)	1	34
Cerner Corp. (c)	1	114
Charles River Laboratories International Inc. (c)	2	65
Chemed Corp. (e)	1	51
Chindex International Inc. (c)	1	11
CIGNA Corp.	6	400
Community Health Systems Inc.	3	155
Computer Programs & Systems Inc.	—	12
Conmed Corp.	1	34
Cooper Cos. Inc.	1	172
Corvel Corp. (c)	1	23
Covance Inc. (c)	1	109
Covidien Plc	7	419
CR Bard Inc.	1	141
CryoLife Inc.	1	8
Cubist Pharmaceuticals Inc. (c)	1	54
Cumberland Pharmaceuticals Inc. (c)	1	5
Cutera Inc. (c)	—	1
Cyberonics Inc. (c)	1	31
Cynosure Inc. - Class A (c)	1	14
DaVita HealthCare Partners Inc. (c)	2	242
Dentsply International Inc.	4	152
DepoMed Inc. (c)	2	11
Edwards Lifesciences Corp. (c)	2	134
Eli Lilly & Co.	14	683
Emergent BioSolutions Inc. (c)	1	7
Emeritus Corp. (c)	2	42
Endo Pharmaceuticals Holdings Inc. (c)	3	97
Endocyte Inc. (c)	1	17
Ensign Group Inc.	1	35
ExacTech Inc. (c)	1	10
ExamWorks Group Inc. (c)	2	34
Express Scripts Holding Co. (c)	10	620
Five Star Quality Care Inc. (c)	2	12
Forest Laboratories Inc. (c)	10	426
Furiex Pharmaceuticals Inc. (c)	—	10
Gentiva Health Services Inc. (c)	1	14
Gilead Sciences Inc. (c)	20	1,045
Greatbatch Inc. (c)	1	36
GTx Inc. (c)	2	16
Haemonetics Corp. (c)	2	99
Hanger Orthopedic Group Inc. (c)	2	51
HCA Holdings Inc.	2	64
Health Management Associates Inc. - Class A (c)	6	99
Health Net Inc. (c)	3	90
HealthSouth Corp. (c)	2	69
Healthways Inc. (c)	1	24
Henry Schein Inc. (c)	3	259
Hi-Tech Pharmacal Co. Inc.	—	3
Hill-Rom Holdings Inc.	2	70
HMS Holdings Corp. (c)	1	22
Hologic Inc. (c)	11	208
Horizon Pharma Inc. (c) (e)	1	4
Hospira Inc. (c)	6	222
Humana Inc.	5	382
ICU Medical Inc. (c)	1	36
Idexx Laboratories Inc. (c)	1	63
Illumina Inc. (c) (e)	1	96
Incyte Corp. (c) (e)	5	110
Infinity Pharmaceuticals Inc. (c)	—	6
Integra LifeSciences Holdings Corp. (c)	1	44
Intuitive Surgical Inc. (c)	—	152
Invacare Corp.	1	20
IPC The Hospitalist Co. Inc. (c)	1	31
Isis Pharmaceuticals Inc. (c)	2	42
Jazz Pharmaceuticals Plc (c)	3	175
Johnson & Johnson	33	2,844
Kindred Healthcare Inc. (c)	3	39
Laboratory Corp. of America Holdings (c)	2	200
Lannett Co. Inc. (c)	1	14
Life Technologies Corp. (c)	5	376
LifePoint Hospitals Inc. (c)	3	136
Magellan Health Services Inc. (c)	—	18
Masimo Corp.	2	33
McKesson Corp.	3	389
MedAssets Inc. (c)	3	50
Medicines Co. (c)	2	74
Medidata Solutions Inc. (c)	1	42
Medivation Inc. (c)	2	98
MEDNAX Inc. (c)	3	238
Medtronic Inc.	13	659
Merck & Co. Inc.	36	1,683
Meridian Bioscience Inc. (e)	1	21
Merit Medical Systems Inc. (c)	2	22
Mettler-Toledo International Inc. (c)	1	101
Molina Healthcare Inc. (c)	2	71
Momenta Pharmaceuticals Inc. (c)	2	26
MWI Veterinary Supply Inc. (c)	—	49

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Mylan Inc. (c)	5	144
Myriad Genetics Inc. (c)	1	24
National Healthcare Corp.	1	29
National Research Corp. - Class A (c)	1	11
National Research Corp. - Class B (e)	—	4
Natus Medical Inc. (c)	1	19
NuVasive Inc. (c)	2	52
Omnicare Inc.	6	278
Omnicell Inc. (c)	2	31
Onyx Pharmaceuticals Inc. (c) (f)	2	199
Opko Health Inc. (c) (e)	6	43
Orthofix International NV (c)	—	11
Owens & Minor Inc. (e)	3	112
PAREXEL International Corp. (c)	2	92
Patterson Cos. Inc.	4	167
PDI Inc. (c)	1	3
PDL BioPharma Inc. (e)	6	45
PerkinElmer Inc.	—	10
Perrigo Co.	1	157
Pfizer Inc.	95	2,671
PharMerica Corp. (c)	1	10
PhotoMedex Inc. (c) (e)	—	2
Providence Services Corp. (c)	—	12
Quality Systems Inc.	2	32
Quest Diagnostics Inc.	1	86
Questcor Pharmaceuticals Inc. (e)	1	45
Quidel Corp. (c) (e)	1	31
Regeneron Pharmaceuticals Inc. (c)	2	337
Repligen Corp. (c)	1	8
ResMed Inc. (e)	3	126
Rigel Pharmaceuticals Inc. (c)	1	4
Rochester Medical Corp. (c)	—	5
RTI Biologics Inc. (c)	3	11
Salix Pharmaceuticals Ltd. (c)	1	73
Sangamo Biosciences Inc. (c) (e)	2	15
Santarus Inc. (c)	1	14
Sciclone Pharmaceuticals Inc. (c)	1	6
Seattle Genetics Inc. (c) (e)	3	104
Select Medical Holdings Corp.	7	53
Sirona Dental Systems Inc. (c)	2	113
Solta Medical Inc. (c)	1	2
Spectrum Pharmaceuticals Inc. (e)	2	16
St. Jude Medical Inc.	5	232
STERIS Corp.	3	107
Stryker Corp.	3	175
SurModics Inc. (c)	1	16
Symmetry Medical Inc. (c)	2	13
Team Health Holdings Inc. (c)	2	62
Techne Corp.	—	8
Teleflex Inc.	2	184
Tenet Healthcare Corp. (c)	5	243
Theravance Inc. (c) (e)	2	58
Thermo Fisher Scientific Inc.	8	635
Thoratec Corp. (c)	2	53
Tornier BV (c)	1	19
Triple-S Management Corp. - Class B (c)	1	19
United Therapeutics Corp. (c)	2	158
UnitedHealth Group Inc.	14	917
Universal American Corp.	4	36
Universal Health Services Inc. - Class B	3	181
Utah Medical Products Inc.	—	11
Vanguard Health Systems Inc. (c)	2	33
Varian Medical Systems Inc. (c)	1	38
Vascular Solutions Inc. (c)	1	7
VCA Antech Inc. (c)	3	72
Vertex Pharmaceuticals Inc. (c)	4	296
Vical Inc. (c) (e)	—	—
ViroPharma Inc. (c)	3	97
Warner Chilcott Plc - Class A	6	121
Waters Corp. (c)	1	120
WellCare Health Plans Inc. (c)	2	87
WellPoint Inc.	6	529
West Pharmaceutical Services Inc.	2	112
Wright Medical Group Inc. (c)	2	50
Wright Medical Group Inc. - CVR (c)	—	—
XenoPort Inc. (c)	2	7
Zimmer Holdings Inc.	5	367
Zoetis Inc. - Class A	30	929
		36,120
INDUSTRIALS - 12.8%
3M Co.	8	916
A.T. Cross Co. - Class A (c)	1	8
AAON Inc.	1	27
AAR Corp.	2	34
ABM Industries Inc.	2	61
Acacia Research Corp.	2	39
ACCO Brands Corp. (c)	3	16
Aceto Corp.	1	10
Actuant Corp. - Class A	4	122
Acuity Brands Inc.	2	121
ADT Corp.	5	208
AECOM Technology Corp. (c)	4	133
Aegion Corp. (c)	2	38
AeroVironment Inc. (c)	—	10
AGCO Corp.	—	14
Air Transport Services Group Inc. (c)	1	10
Alamo Group Inc.	1	24
Alaska Air Group Inc. (c)	4	187
Albany International Corp.	1	35
Allegiant Travel Co.	1	95
Alliant Techsystems Inc.	1	115
Allied Motion Technologies Inc.	—	3
Altra Holdings Inc.	1	27
Amerco Inc.	1	162
Ameresco Inc. - Class A (c)	1	5
American Railcar Industries Inc. (e)	1	31
American Science & Engineering Inc.	—	17
American Superconductor Corp. (c) (e)	1	3
American Woodmark Corp. (c)	1	21
AMETEK Inc.	3	118
AO Smith Corp.	4	138
Apogee Enterprises Inc.	1	31
Applied Industrial Technologies Inc.	1	69
ARC Document Solutions Inc. (c)	2	7
Arkansas Best Corp.	1	32
Armstrong World Industries Inc. (c)	1	39
Astec Industries Inc.	1	23
Astronics Corp. (c)	—	16
Atlas Air Worldwide Holdings Inc. (c)	2	69
Avery Dennison Corp.	5	226
Avis Budget Group Inc. (c)	6	167
AZZ Inc.	1	39
B/E Aerospace Inc. (c)	1	94
Babcock & Wilcox Co.	3	102
Barnes Group Inc.	2	70
Barrett Business Services Inc.	—	21
Beacon Roofing Supply Inc. (c)	2	60
Belden Inc.	1	70
Blount International Inc. (c)	1	11
Boeing Co.	10	994
Brady Corp.	2	58
Breeze-Eastern Corp. (c)	—	3
Briggs & Stratton Corp.	2	37
Brink’s Co.	1	31
Builders FirstSource Inc. (c)	4	22

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
CAI International Inc. (c)	1	17
Carlisle Cos. Inc.	3	156
Casella Waste Systems Inc. - Class A (c)	1	4
Caterpillar Inc.	6	511
CBIZ Inc. (c)	2	13
CDI Corp.	1	13
Ceco Environmental Corp.	—	5
Celadon Group Inc.	1	18
Chart Industries Inc. (c)	1	113
Chicago Bridge & Iron Co. NV - ADR	—	20
Cintas Corp.	2	93
CIRCOR International Inc.	1	41
CLARCOR Inc.	1	57
CNH Global NV	2	62
Coleman Cable Inc.	1	11
Colfax Corp. (c)	5	250
Columbus Mckinnon Corp. (c)	1	15
Comfort Systems USA Inc.	2	24
Con-Way Inc.	2	90
Consolidated Graphics Inc. (c)	—	19
Copa Holdings SA - Class A	1	66
Copart Inc. (c)	2	73
Corporate Executive Board Co.	1	57
Courier Corp.	1	7
Covanta Holding Corp.	5	99
Covenant Transportation Group Inc. - Class A (c)	—	1
Crane Co.	1	88
CSX Corp.	19	450
Cubic Corp.	1	34
Cummins Inc.	2	217
Curtiss-Wright Corp.	2	66
Danaher Corp.	8	500
Deere & Co.	6	447
Delta Air Lines Inc.	16	301
Deluxe Corp.	2	76
DigitalGlobe Inc. (c)	3	101
Donaldson Co. Inc.	2	75
Douglas Dynamics Inc.	1	13
Dover Corp.	5	398
Ducommun Inc. (c)	—	10
Dun & Bradstreet Corp.	2	195
DXP Enterprises Inc. (c)	1	33
Dycom Industries Inc. (c)	1	19
Eaton Corp. Plc	7	436
EMCOR Group Inc.	2	101
Emerson Electric Co.	10	540
Encore Capital Group Inc. (c) (e)	1	48
Encore Wire Corp.	1	41
Energy Recovery Inc. (c)	1	2
EnerNOC Inc. (c)	1	17
EnerSys	2	118
Engility Holdings Inc. (c)	1	18
Ennis Inc.	1	19
EnPro Industries Inc. (c)	1	56
Equifax Inc.	1	78
ESCO Technologies Inc.	1	39
Espey Manufacturing & Electronics Corp.	—	3
Esterline Technologies Corp. (c)	1	92
Exelis Inc.	4	60
Expeditors International of Washington Inc.	1	40
Exponent Inc.	1	30
Fastenal Co.	3	160
Federal Signal Corp. (c)	3	24
FedEx Corp.	6	562
Flow International Corp. (c)	1	2
Flowserve Corp.	2	130
Fluor Corp.	3	148
Fortune Brands Home & Security Inc.	4	157
Forward Air Corp.	1	27
Franklin Covey Co. (c)	1	11
Franklin Electric Co. Inc.	2	67
FreightCar America Inc.	—	3
FTI Consulting Inc. (c)	1	35
Furmanite Corp. (c)	2	10
G&K Services Inc. - Class A	1	38
Gardner Denver Inc.	2	165
GATX Corp.	2	101
GenCorp Inc. (c) (e)	—	—
Generac Holdings Inc.	3	96
General Cable Corp.	2	61
General Dynamics Corp.	6	439
General Electric Co.	169	3,925
Genesee & Wyoming Inc. - Class A (c)	2	162
Geo Group Inc.	4	122
Gibraltar Industries Inc. (c)	1	20
Global Power Equipment Group Inc.	—	6
Gorman-Rupp Co.	1	25
GP Strategies Corp. (c)	1	21
Graco Inc.	1	85
GrafTech International Ltd. (c) (e)	4	25
Granite Construction Inc.	1	39
Great Lakes Dredge & Dock Corp.	3	22
Greenbrier Cos. Inc. (c)	1	30
Griffon Corp.	3	32
H&E Equipment Services Inc.	—	8
Harsco Corp.	3	74
Hawaiian Holdings Inc. (c) (e)	2	13
Heartland Express Inc.	2	33
HEICO Corp.	1	41
HEICO Corp. - Class A	1	37
Heidrick & Struggles International Inc.	—	5
Herman Miller Inc.	1	26
Hertz Global Holdings Inc. (c)	11	276
Hexcel Corp. (c)	4	143
Hill International Inc. (c)	2	4
HNI Corp.	2	58
Honeywell International Inc.	10	786
Houston Wire & Cable Co.	—	2
HUB Group Inc. (c)	1	53
Hubbell Inc. - Class A	—	9
Hubbell Inc. - Class B	1	82
Hudson Global Inc. (c)	1	1
Huntington Ingalls Industries Inc.	2	119
Huron Consulting Group Inc. (c)	1	40
Hyster-Yale Materials Handling Inc. - Class A	1	38
ICF International Inc. (c)	1	28
IDEX Corp.	4	195
IHS Inc. - Class A (c)	1	125
II-VI Inc. (c)	1	17
Illinois Tool Works Inc.	6	394
Ingersoll-Rand Plc	4	246
InnerWorkings Inc. (c) (e)	2	20
Insperity Inc.	—	11
Insteel Industries Inc.	1	14
Integrated Electrical Services Inc. (c)	—	—
Interface Inc.	—	5
Intersections Inc. (e)	1	5
Iron Mountain Inc.	2	55
ITT Corp.	3	83
Jacobs Engineering Group Inc. (c)	4	203
JB Hunt Transport Services Inc.	1	92
JetBlue Airways Corp. (c) (e)	10	66
John Bean Technologies Corp.	1	19
Joy Global Inc.	—	18
Kaman Corp.	1	21

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Kansas City Southern	3	318
KAR Auction Services Inc.	5	108
Kaydon Corp.	1	30
KBR Inc.	5	152
Kelly Services Inc. - Class A	1	21
Kennametal Inc.	3	112
Kforce Inc.	1	19
Kimball International Inc. - Class B	1	12
Kirby Corp. (c)	2	189
Knight Transportation Inc.	3	53
Knoll Inc.	1	18
Korn/Ferry International (c)	2	31
Kratos Defense & Security Solutions Inc. (c)	1	4
L-3 Communications Holdings Inc.	4	343
Landstar System Inc.	1	51
Layne Christensen Co. (c)	1	18
LB Foster Co.	—	17
Lennox International Inc.	2	110
Lincoln Electric Holdings Inc.	1	78
Lindsay Corp. (e)	—	30
LMI Aerospace Inc. (c)	—	4
Lockheed Martin Corp.	4	390
LSI Industries Inc.	1	6
Lydall Inc. (c)	1	12
Manitowoc Co. Inc.	2	43
Manpower Inc.	3	181
Marten Transport Ltd.	1	15
Masco Corp.	7	140
MasTec Inc. (c)	4	125
Matson Inc.	2	40
McGrath RentCorp	1	38
Meritor Inc. (c)	2	15
Met-Pro Corp.	1	8
Metalico Inc. (c) (e)	1	1
Michael Baker Corp.	—	11
Middleby Corp. (c)	1	119
Miller Industries Inc.	1	9
Mine Safety Appliances Co.	1	57
Mobile Mini Inc. (c)	2	60
Moog Inc. (c)	2	88
Moog Inc. - Class B (c)	—	10
MSC Industrial Direct Co.	—	38
Mueller Industries Inc.	1	50
Mueller Water Products Inc. - Class A	8	53
Multi-Color Corp.	1	21
MYR Group Inc. (c)	1	18
NACCO Industries Inc. - Class A	1	29
National Presto Industries Inc.	—	22
Navigant Consulting Inc. (c)	—	3
Navistar International Corp. (c)	2	44
Nielsen Holdings NV	10	340
NL Industries Inc.	1	10
NN Inc.	—	6
Nordson Corp.	1	93
Norfolk Southern Corp.	6	458
Nortek Inc. (c)	—	14
Northrop Grumman Systems Corp.	5	373
Northwest Pipe Co. (c)	—	11
Old Dominion Freight Line Inc. (c)	3	117
On Assignment Inc. (c)	2	43
Orbital Sciences Corp. (c)	3	47
Orion Marine Group Inc. (c)	1	15
Oshkosh Corp. (c)	4	133
Owens Corning Inc. (c)	5	197
PACCAR Inc.	3	154
Pacer International Inc. (c)	2	10
Pall Corp.	2	101
Park-Ohio Holdings Corp. (c)	—	13
Parker Hannifin Corp.	3	277
Patrick Industries Inc. (c)	—	10
Pentair Ltd.	6	330
PGT Inc. (c)	2	16
Pike Electric Corp.	2	18
Pitney Bowes Inc. (e)	3	51
Polypore International Inc. (c) (e)	1	44
Powell Industries Inc. (c)	1	26
PowerSecure International Inc. (c)	1	12
Precision Castparts Corp.	2	339
Preformed Line Products Co.	—	13
Primoris Services Corp.	2	34
Quad/Graphics Inc. - Class A (e)	2	36
Quality Distribution Inc. (c)	—	3
Quanex Building Products Corp.	1	22
Quanta Services Inc. (c)	8	215
Raven Industries Inc.	1	24
Raytheon Co.	1	86
RBC Bearings Inc. (c)	—	21
Regal-Beloit Corp.	2	155
Republic Airways Holdings Inc. (c)	2	20
Republic Services Inc. - Class A	15	496
Resources Connection Inc.	1	8
Roadrunner Transportation Systems Inc. (c)	1	39
Robert Half International Inc.	3	97
Rockwell Automation Inc.	3	224
Rockwell Collins Inc.	2	95
Rollins Inc.	3	83
Roper Industries Inc.	3	325
RPX Corp. (c)	1	10
RR Donnelley & Sons Co. (e)	9	127
Rush Enterprises Inc. - Class A (c)	1	16
Ryder System Inc.	2	133
Saia Inc. (c)	1	31
Schawk Inc. - Class A	1	14
Sensata Technologies Holding NV (c)	2	87
SIFCO Industries Inc.	—	2
Simpson Manufacturing Co. Inc.	2	49
SkyWest Inc.	2	22
Snap-On Inc.	2	155
Southwest Airlines Co.	30	383
Spirit Aerosystems Holdings Inc. - Class A (c)	6	131
Spirit Airlines Inc. (c)	3	81
SPX Corp.	2	142
Standard Parking Corp. (c)	1	11
Standex International Corp.	—	21
Stanley Black & Decker Inc.	7	520
Steelcase Inc. - Class A	4	63
Stericycle Inc. (c)	1	155
Sterling Construction Co. Inc. (c)	—	2
Sun Hydraulics Corp.	—	13
Swift Transporation Co. - Class A (c)	3	46
Sypris Solutions Inc.	—	—
TAL International Group Inc. (e)	1	57
Taser International Inc. (c)	2	20
Team Inc. (c)	—	11
Teledyne Technologies Inc. (c)	1	62
Tennant Co.	1	34
Terex Corp. (c)	4	116
Tetra Tech Inc. (c)	4	82
Textainer Group Holdings Ltd. (e)	2	90
Textron Inc.	5	123
Thermon Group Holdings Inc. (c)	—	1
Timken Co.	1	79
Titan International Inc. (e)	2	27
Titan Machinery Inc. (c) (e)	1	12
Toro Co.	—	10
Towers Watson & Co.	2	150

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
TransDigm Group Inc.	1	157
TRC Cos. Inc. (c)	1	7
TriMas Corp. (c)	2	56
Trinity Industries Inc.	3	127
Triumph Group Inc.	3	216
TrueBlue Inc. (c)	1	29
Tutor Perini Corp. (c)	1	24
Twin Disc Inc.	1	12
Tyco International Ltd.	8	274
Ultralife Corp. (c)	—	1
UniFirst Corp.	1	64
Union Pacific Corp.	8	1,250
United Continental Holdings Inc. (c)	4	125
United Parcel Service Inc. - Class B	6	506
United Rentals Inc. (c)	4	176
United Stationers Inc.	2	57
United Technologies Corp.	11	1,000
Universal Forest Products Inc.	1	48
Universal Truckload Services Inc. (c)	1	17
URS Corp.	2	102
US Airways Group Inc. (c) (e)	4	72
US Ecology Inc.	1	20
USG Corp. (c) (e)	2	47
UTi Worldwide Inc.	4	59
Valmont Industries Inc.	1	172
Verisk Analytics Inc. (c)	2	123
Viad Corp.	1	22
Vicor Corp. (c)	1	10
Wabash National Corp. (c)	1	14
Wabtec Corp.	2	118
Waste Connections Inc.	4	163
Waste Management Inc.	6	245
Watsco Inc.	1	101
Watts Water Technologies Inc. - Class A	1	46
Werner Enterprises Inc.	3	82
WESCO International Inc. (c)	3	173
Willis Lease Finance Corp. (c) (e)	—	5
Woodward Governor Co.	—	12
WW Grainger Inc.	1	126
XPO Logistics Inc. (c) (e)	1	11
Xylem Inc.	2	61
		39,486
INFORMATION TECHNOLOGY - 15.4%
3D Systems Corp. (c) (e)	2	88
Accelrys Inc. (c)	3	24
Accenture Plc - Class A	7	478
ACI Worldwide Inc. (c)	1	55
Activision Blizzard Inc.	6	83
Actuate Corp. (c)	4	25
Acxiom Corp. (c)	4	88
Adobe Systems Inc. (c)	7	319
ADTRAN Inc. (e)	2	44
Advanced Energy Industries Inc. (c)	2	35
Advanced Micro Devices Inc. (c) (e)	21	85
Advent Software Inc. (c)	2	63
Aeroflex Holding Corp. (c)	3	20
Agilysys Inc. (c)	—	1
Akamai Technologies Inc. (c)	2	92
Alliance Data Systems Corp. (c) (e)	1	127
Alpha & Omega Semiconductor Ltd. (c)	1	8
Altera Corp.	5	159
Amdocs Ltd.	5	173
Amkor Technology Inc. (c)	5	19
Amphenol Corp. - Class A	2	148
Analog Devices Inc.	6	263
Anaren Inc. (c)	1	16
Anixter International Inc. (c)	1	86
Ansys Inc. (c)	1	83
AOL Inc.	5	194
Apple Inc.	11	4,304
Applied Materials Inc.	23	347
Applied Micro Circuits Corp. (c)	1	9
Arris Group Inc. (c)	6	85
Arrow Electronics Inc. (c)	4	176
ASML Holding NV - ADR	2	127
Aspen Technology Inc. (c)	2	47
Atmel Corp. (c)	13	97
ATMI Inc. (c)	1	26
Autodesk Inc. (c)	3	91
Automatic Data Processing Inc.	5	313
Avago Technologies Ltd.	5	172
AVG Technologies NV (c) (e)	2	40
Aviat Networks Inc. (c)	1	2
Avnet Inc. (c)	6	192
AVX Corp.	5	63
Badger Meter Inc.	—	10
Bankrate Inc. (c)	1	14
Bel Fuse Inc. - Class B	—	5
Benchmark Electronics Inc. (c)	2	36
Black Box Corp.	—	5
Blucora Inc. (c)	3	54
BMC Software Inc. (c)	1	33
Booz Allen Hamilton Holding Corp. - Class A	5	80
Bottomline Technologies Inc. (c)	1	32
Broadcom Corp. - Class A	4	148
Broadridge Financial Solutions Inc.	4	94
Brocade Communications Systems Inc. (c)	15	84
Brooks Automation Inc.	3	25
CA Inc.	11	304
Cabot Microelectronics Corp. (c)	1	36
CACI International Inc. - Class A (c) (e)	1	55
Cadence Design Systems Inc. (c)	9	134
CalAmp Corp. (c)	1	10
Calix Inc. (c)	2	24
Cardtronics Inc. (c)	1	19
Cascade Microtech Inc. (c)	—	1
Checkpoint Systems Inc. (c)	2	23
Cirrus Logic Inc. (c) (e)	1	12
Cisco Systems Inc.	73	1,765
Citrix Systems Inc. (c)	3	163
Cognex Corp.	1	57
Cognizant Technology Solutions Corp. - Class A (c)	4	232
Coherent Inc.	1	55
Cohu Inc.	1	13
Communications Systems Inc.	—	4
CommVault Systems Inc. (c)	1	68
Computer Sciences Corp.	5	208
Computer Task Group Inc.	1	16
Compuware Corp.	9	94
Concur Technologies Inc. (c) (e)	2	179
Convergys Corp.	6	112
CoreLogic Inc. (c)	5	120
Cornerstone OnDemand Inc. (c)	—	13
Corning Inc.	23	322
CoStar Group Inc. (c)	1	142
Cray Inc. (c)	1	27
Cree Inc. (c)	2	118
CSG Systems International Inc.	2	35
CTS Corp.	2	20
Daktronics Inc.	2	19
Dealertrack Technologies Inc. (c)	2	64
Demand Media Inc. (c) (e)	4	25
Dice Holdings Inc. (c)	2	21
Diebold Inc.	2	67

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Digi International Inc. (c)	1	11
Digimarc Corp.	—	4
Digital River Inc. (c)	1	15
Diodes Inc. (c)	2	50
Dolby Laboratories Inc. - Class A (e)	2	67
DSP Group Inc. (c)	1	8
DST Systems Inc.	2	143
DTS Inc. (c)	—	9
Earthlink Inc.	5	31
eBay Inc. (c)	15	779
Ebix Inc. (e)	1	13
EchoStar Corp. - Class A (c)	1	35
Electro Rent Corp.	1	18
Electro Scientific Industries Inc.	1	10
Electronic Arts Inc. (c)	2	52
Electronics for Imaging Inc. (c)	2	62
EMC Corp.	28	665
Emcore Corp. (c) (e)	—	1
Emulex Corp. (c)	2	11
Entegris Inc. (c)	5	47
Entropic Communications Inc. (c)	3	11
EPIQ Systems Inc.	2	23
ePlus Inc.	—	26
Equinix Inc. (c)	1	166
Euronet Worldwide Inc. (c)	2	52
Exar Corp. (c)	3	28
ExlService Holdings Inc. (c)	1	39
Extreme Networks (c)	3	10
F5 Networks Inc. (c)	1	83
Fabrinet (c)	1	15
FactSet Research Systems Inc. (e)	1	71
Fair Isaac Corp.	1	53
Fairchild Semiconductor International Inc. (c)	5	62
FEI Co.	2	109
Fidelity National Information Services Inc.	9	389
Finisar Corp. (c)	2	40
First Solar Inc. (c)	3	156
Fiserv Inc. (c)	4	332
FleetCor Technologies Inc. (c)	2	138
FLIR Systems Inc.	5	127
FormFactor Inc. (c)	1	8
Forrester Research Inc.	1	28
Freescale Semiconductor Ltd. (c)	3	42
Fusion-io Inc. (c) (e)	1	19
Gartner Inc. - Class A (c)	2	85
Genpact Ltd.	9	165
Global Cash Access Holdings Inc. (c)	3	18
Global Payments Inc.	2	113
Globalscape Inc.	1	1
Google Inc. - Class A (c)	3	2,758
GSI Group Inc. (c)	1	8
GSI Technology Inc. (c)	1	8
GT Advanced Technologies Inc. (c) (e)	—	1
Guidewire Software Inc. (c)	1	40
Hackett Group Inc.	2	10
Harmonic Inc. (c)	6	35
Harris Corp.	3	128
Heartland Payment Systems Inc. (e)	1	26
Hewlett-Packard Co.	28	697
Hittite Microwave Corp. (c)	1	72
IAC/InterActiveCorp.	3	147
IEC Electronics Corp. (c)	—	1
iGate Corp. (c)	1	15
Imation Corp. (c)	2	8
Immersion Corp. (c)	1	13
Infinera Corp. (c) (e)	3	36
Informatica Corp. (c)	4	123
Ingram Micro Inc. - Class A (c)	6	111
Insight Enterprises Inc. (c)	2	28
Integrated Device Technology Inc. (c)	6	44
Integrated Silicon Solutions Inc. (c)	1	13
Intel Corp.	43	1,042
InterDigital Inc.	1	55
Intermec Inc. (c)	2	22
Internap Network Services Corp. (c)	3	21
International Business Machines Corp.	12	2,372
International Rectifier Corp. (c)	2	48
Intersil Corp. - Class A	5	38
Intevac Inc. (c)	1	6
IntraLinks Holdings Inc. (c)	3	19
Intuit Inc.	1	46
IPG Photonics Corp. (e)	1	44
Itron Inc. (c)	1	51
Ixia (c)	3	51
IXYS Corp.	1	12
j2 Global Inc. (e)	2	73
Jabil Circuit Inc.	5	108
Jack Henry & Associates Inc.	3	141
JDS Uniphase Corp. (c)	7	105
Juniper Networks Inc. (c)	11	220
Key Tronic Corp. (c)	—	4
Keynote Systems Inc.	—	3
KLA-Tencor Corp.	3	171
Kopin Corp. (c)	1	4
Kulicke & Soffa Industries Inc. (c)	3	33
KVH Industries Inc. (c)	1	8
Lam Research Corp. (c)	5	221
Lattice Semiconductor Corp. (c)	4	20
Lender Processing Services Inc.	4	113
Lexmark International Inc.	2	66
Limelight Networks Inc. (c)	4	10
Linear Technology Corp.	3	102
LinkedIn Corp. - Class A (c)	1	189
Lionbridge Technologies Inc. (c)	2	7
Liquidity Services Inc. (c) (e)	—	1
Littelfuse Inc.	1	61
LoJack Corp. (c)	1	2
Loral Space & Communications Inc.	1	48
LSI Corp. (c)	18	125
LTX-Credence Corp. (c)	2	14
Magnachip Semiconductor Corp. (c)	1	26
Manhattan Associates Inc. (c)	1	39
Mantech International Corp. - Class A (e)	—	12
Market Leader Inc. (c)	1	6
Marvell Technology Group Ltd.	15	178
MasterCard Inc. - Class A	1	575
Mattersight Corp. (c) (e)	—	—
Mattson Technology Inc. (c) (e)	—	—
Maxim Integrated Products Inc.	5	139
MAXIMUS Inc.	1	104
Measurement Specialties Inc. (c)	1	26
Mentor Graphics Corp.	6	111
Mesa Laboratories Inc.	—	5
Methode Electronics Inc.	2	29
Micrel Inc.	2	23
Microchip Technology Inc.	3	125
Micron Technology Inc. (c)	32	462
MICROS Systems Inc. (c)	2	108
Microsemi Corp. (c)	4	100
Microsoft Corp.	89	3,057
Mindspeed Technologies Inc. (c) (e)	1	3
MKS Instruments Inc.	2	59
MOCON Inc.	—	1
Molex Inc.	4	109
Molex Inc. - Class A	3	75
MoneyGram International Inc. (c)	2	40

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Monolithic Power Systems Inc.	1	32
Monotype Imaging Holdings Inc.	1	36
Monster Worldwide Inc. (c)	2	11
Motorola Solutions Inc.	2	126
Move Inc. (c)	1	10
MTS Systems Corp.	—	27
Nanometrics Inc. (c)	—	6
NAPCO Security Technologies Inc. (c)	1	3
National Instruments Corp.	4	104
NCR Corp. (c)	1	38
NetApp Inc.	6	231
NetGear Inc. (c)	1	38
NetScout Systems Inc. (c)	2	40
NetSuite Inc. (c)	1	88
NeuStar Inc. - Class A (c)	2	91
Newport Corp. (c)	2	22
NIC Inc.	2	25
Nuance Communications Inc. (c)	1	21
Nvidia Corp.	18	254
Omnivision Technologies Inc. (c)	1	26
ON Semiconductor Corp. (c)	14	116
Oplink Communications Inc. (c)	1	16
Oracle Corp.	46	1,419
OSI Systems Inc. (c)	1	64
Park Electrochemical Corp.	1	22
Paychex Inc.	4	161
PC Connection Inc.	1	9
Perficient Inc. (c)	1	11
Pericom Semiconductor Corp. (c)	1	6
Photronics Inc. (c)	2	16
Plantronics Inc.	2	70
Plexus Corp. (c)	1	15
PLX Technology Inc. (c)	2	8
PMC - Sierra Inc. (c)	7	45
Polycom Inc. (c)	2	24
Power Integrations Inc.	1	33
Power-One Inc. (c)	7	45
PRG-Schultz International Inc. (c)	1	5
Progress Software Corp. (c)	2	46
PTC Inc. (c)	4	100
QLIK Technologies Inc. (c)	1	38
QLogic Corp. (c)	4	37
QUALCOMM Inc.	17	1,021
QuinStreet Inc. (c) (e)	1	4
Rackspace Hosting Inc. (c)	3	99
Rambus Inc. (c)	3	24
RealNetworks Inc. (c)	—	3
Red Hat Inc. (c)	1	62
Responsys Inc. (c)	2	23
RF Micro Devices Inc. (c)	10	55
Richardson Electronics Ltd.	1	7
Riverbed Technology Inc. (c)	—	3
Rofin-Sinar Technologies Inc. (c)	1	32
Rogers Corp. (c)	1	33
Rosetta Stone Inc. (c)	1	13
Rovi Corp. (c)	4	88
Rudolph Technologies Inc. (c)	1	11
SAIC Inc. (e)	16	227
Salesforce.com Inc. (c)	5	196
SanDisk Corp. (c)	8	469
Sanmina Corp. (c)	3	39
Sapient Corp. (c)	4	51
ScanSource Inc. (c)	—	11
SeaChange International Inc. (c)	2	18
Seagate Technology	8	371
Semtech Corp. (c)	2	81
Sigma Designs Inc. (c)	2	8
Silicon Image Inc. (c)	3	20
Silicon Laboratories Inc. (c)	1	48
Skyworks Solutions Inc. (c)	6	131
SolarWinds Inc. (c)	2	66
Solera Holdings Inc.	2	132
Sonus Networks Inc. (c)	9	26
Spansion Inc. (c)	3	34
SS&C Technologies Holdings Inc. (c)	4	145
Stamps.com Inc. (c)	1	21
Stratasys Ltd. (c) (e)	1	117
SunEdison Inc. (c)	7	60
SunPower Corp. (c) (e)	5	97
Super Micro Computer Inc. (c)	—	1
Supertex Inc.	—	12
support.com Inc. (c)	2	8
Symantec Corp.	6	128
Symmetricom Inc. (c)	2	9
Synaptics Inc. (c)	1	41
Synchronoss Technologies Inc. (c)	1	45
SYNNEX Corp. (c)	2	65
Synopsys Inc. (c)	5	166
Syntel Inc.	1	54
Take-Two Interactive Software Inc. (c)	3	44
TE Connectivity Ltd.	8	363
Tech Data Corp. (c)	1	69
TeleCommunication Systems Inc. - Class A (c)	—	—
TeleNav Inc. (c)	1	5
TeleTech Holdings Inc. (c)	2	43
Tellabs Inc.	12	23
Teradata Corp. (c)	3	162
Teradyne Inc. (c)	10	168
Tessco Technologies Inc.	—	5
Tessera Technologies Inc.	2	39
Texas Instruments Inc.	12	411
TIBCO Software Inc. (c)	3	74
Total System Services Inc.	5	127
Transact Technologies Inc.	—	1
Travelzoo Inc. (c)	—	11
Trimble Navigation Ltd. (c)	1	31
TriQuint Semiconductor Inc. (c)	1	8
Tyler Technologies Inc. (c)	1	48
Ultimate Software Group Inc. (c)	1	68
Ultra Clean Holdings Inc. (c)	—	2
Ultratech Inc. (c)	1	37
Unisys Corp. (c)	2	33
United Online Inc.	4	33
ValueClick Inc. (c)	3	63
Vantiv Inc. - Class A (c)	1	33
Veeco Instruments Inc. (c) (e)	2	71
Verint Systems Inc. (c)	1	30
VeriSign Inc. (c)	3	138
ViaSat Inc. (c)	1	93
Viasystems Group Inc. (c)	1	8
Virtusa Corp. (c)	1	17
Visa Inc. - Class A	6	1,124
Vishay Intertechnology Inc. (c)	5	74
VistaPrint NV (c) (e)	1	59
VMware Inc. - Class A (c)	1	40
Volterra Semiconductor Corp. (c)	—	1
Web.com Group Inc. (c)	1	26
WebMD Health Corp. (c)	1	35
Western Digital Corp.	11	673
Western Union Co.	6	96
WEX Inc. (c)	—	8
Xerox Corp.	39	356
Xilinx Inc.	5	190
XO Group Inc. (c)	2	17
Xyratex Ltd.	—	4
Yahoo! Inc. (c)	22	545

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Zebra Technologies Corp. - Class A (c)	2	78
Zixit Corp. (c)	3	14
Zygo Corp. (c)	1	9
Zynga Inc. - Class A (c) (e)	9	24
		47,455
MATERIALS - 4.1%
A. Schulman Inc.	1	37
AEP Industries Inc. (c)	—	15
Air Products & Chemicals Inc.	3	275
Airgas Inc.	2	210
Albemarle Corp.	1	62
Alcoa Inc.	41	324
Allegheny Technologies Inc.	1	38
Allied Nevada Gold Corp. (c)	3	22
AM Castle & Co. (c)	1	16
AMCOL International Corp.	1	20
American Vanguard Corp.	1	29
AptarGroup Inc.	2	88
Ashland Inc.	3	284
Axiall Corp.	3	119
Balchem Corp.	1	49
Ball Corp.	3	127
Bemis Co. Inc.	4	157
Boise Inc.	3	27
Buckeye Technologies Inc.	2	56
Cabot Corp.	1	54
Calgon Carbon Corp. (c)	3	47
Carpenter Technology Corp.	2	95
Celanese Corp.	2	80
Century Aluminum Co. (c)	3	32
CF Industries Holdings Inc.	1	223
Chemtura Corp. (c)	5	92
Clearwater Paper Corp. (c)	1	47
Coeur d’Alene Mines Corp. (c)	4	53
Commercial Metals Co.	6	92
Compass Minerals International Inc.	1	44
Crown Holdings Inc. (c)	3	119
Cytec Industries Inc.	3	183
Deltic Timber Corp.	—	23
Domtar Corp.	2	120
Dow Chemical Co.	17	548
E.I. du Pont de Nemours & Co.	13	667
Eagle Materials Inc.	2	119
Eastman Chemical Co.	2	154
Ecolab Inc.	4	332
Ferro Corp. (c)	4	28
Flotek Industries Inc. (c)	1	25
FMC Corp.	1	85
Freeport-McMoRan Copper & Gold Inc.	3	84
FutureFuel Corp.	1	14
Globe Specialty Metals Inc.	1	14
Graphic Packaging Holding Co. (c)	16	121
Greif Inc. - Class A	1	58
Greif Inc. - Class B	1	30
Hawkins Inc.	—	12
Haynes International Inc.	—	10
HB Fuller Co.	1	56
Hecla Mining Co.	14	43
Horsehead Holding Corp. (c)	1	16
Huntsman Corp.	7	119
Innophos Holdings Inc.	1	36
Innospec Inc.	1	31
International Flavors & Fragrances Inc.	1	56
International Paper Co.	6	271
Intrepid Potash Inc.	2	30
Kaiser Aluminum Corp.	1	56
KapStone Paper and Packaging Corp.	3	100
Koppers Holdings Inc.	—	11
Kraton Performance Polymers Inc. (c)	—	9
Kronos Worldwide Inc. (e)	2	34
Landec Corp. (c)	2	20
Louisiana-Pacific Corp. (c)	8	111
LSB Industries Inc. (c)	1	15
LyondellBasell Industries NV - Class A	3	186
Martin Marietta Materials Inc.	2	187
Materion Corp.	1	24
McEwen Mining Inc. (c) (e)	1	1
MeadWestvaco Corp.	7	232
Mercer International Inc. (c)	2	10
Minerals Technologies Inc.	1	45
Molycorp Inc. (c) (e)	3	17
Monsanto Co.	7	716
Mosaic Co.	4	216
Myers Industries Inc.	1	17
Neenah Paper Inc.	1	16
NewMarket Corp. (e)	—	129
Newmont Mining Corp.	—	1
Nucor Corp.	8	366
Olin Corp.	4	86
Olympic Steel Inc.	—	1
OM Group Inc. (c)	2	46
Omnova Solutions Inc. (c)	2	15
Owens-Illinois Inc. (c)	5	133
P.H. Glatfelter Co.	1	35
Packaging Corp. of America	3	131
Penford Corp. (c)	—	3
PolyOne Corp.	5	119
PPG Industries Inc.	2	236
Praxair Inc.	4	428
Quaker Chemical Corp.	—	25
Reliance Steel & Aluminum Co.	2	126
Resolute Forest Products (c) (e)	2	26
Rock-Tenn Co. - Class A	2	191
Rockwood Holdings Inc.	1	72
Royal Gold Inc.	1	59
RPM International Inc.	6	176
RTI International Metals Inc. (c)	1	33
Schnitzer Steel Industries Inc. - Class A	1	16
Schweitzer-Mauduit International Inc.	1	40
Scotts Miracle-Gro Co. - Class A (e)	2	83
Sealed Air Corp.	5	129
Sensient Technologies Corp.	2	81
Sherwin-Williams Co.	1	232
Sigma-Aldrich Corp.	2	193
Silgan Holdings Inc.	2	84
Sonoco Products Co.	4	142
Southern Copper Corp.	1	22
Steel Dynamics Inc.	9	133
Stepan Co.	1	44
Stillwater Mining Co. (c) (e)	5	54
SunCoke Energy Inc. (c)	2	21
Texas Industries Inc. (c) (e)	1	85
Tronox Ltd. - Class A	—	—
United States Steel Corp. (e)	2	43
Universal Stainless & Alloy Products Inc. (c)	—	9
US Silica Holdings Inc. (e)	1	12
Valspar Corp.	2	110
Vulcan Materials Co.	2	113
Walter Industries Inc. (e)	—	1
Wausau Paper Corp.	2	25
Westlake Chemical Corp.	1	103
Worthington Industries Inc.	4	114
WR Grace & Co. (c)	1	83
Zep Inc.	1	8

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Zoltek Cos. Inc. (c)	1	16
		12,674
TELECOMMUNICATION SERVICES - 2.5%
AT&T Inc.	96	3,412
Atlantic Tele-Network Inc.	1	35
Cbeyond Inc. (c)	1	8
CenturyLink Inc.	12	421
Cincinnati Bell Inc. (c)	8	24
Consolidated Communications Holdings Inc.	1	19
Crown Castle International Corp. (c)	4	304
Frontier Communications Corp. (e)	40	160
General Communication Inc. - Class A (c)	2	15
Hawaiian Telcom Holdco Inc. (c)	—	10
IDT Corp. - Class B	1	15
Level 3 Communications Inc. (c)	7	149
Lumos Networks Corp.	1	14
Neutral Tandem Inc.	2	10
NTELOS Holdings Corp.	—	5
ORBCOMM Inc. (c)	—	—
Premiere Global Services Inc. (c)	2	28
Primus Telecommunications Group Inc.	1	7
SBA Communications Corp. (c)	3	193
Shenandoah Telecommunications Co.	1	17
Sprint Nextel Corp. (c)	70	492
T-Mobile US Inc.	6	142
Telephone & Data Systems Inc.	2	39
tw telecom inc. (c)	7	183
US Cellular Corp.	1	26
Verizon Communications Inc.	40	2,014
Vonage Holdings Corp. (c)	5	14
		7,756
UTILITIES - 3.7%
AES Corp.	8	100
AGL Resources Inc.	2	99
Allete Inc.	1	62
Alliant Energy Corp.	2	108
Ameren Corp.	5	172
American Electric Power Co. Inc.	6	286
American States Water Co.	1	59
American Water Works Co. Inc.	3	140
Aqua America Inc.	6	185
Artesian Resources Corp. - Class A	—	1
Atmos Energy Corp.	4	156
Avista Corp.	3	70
Black Hills Corp.	1	66
California Water Service Group	2	29
Calpine Corp. (c)	13	276
CenterPoint Energy Inc.	8	197
Chesapeake Utilities Corp.	—	15
Cleco Corp.	3	133
CMS Energy Corp.	5	143
Connecticut Water Services Inc.	—	9
Consolidated Edison Inc.	4	233
Consolidated Water Co. Ltd.	—	2
Delta Natural Gas Co. Inc.	—	2
Dominion Resources Inc.	8	454
DTE Energy Co.	4	234
Duke Energy Corp.	10	656
Dynegy Inc. (c)	2	47
Edison International	4	212
El Paso Electric Co.	1	49
Empire District Electric Co.	1	33
Entergy Corp.	3	216
Exelon Corp.	12	358
FirstEnergy Corp.	6	213
Genie Energy Ltd. - Class B	1	9
Great Plains Energy Inc.	6	144
Hawaiian Electric Industries Inc.	4	106
IDACORP Inc.	2	110
Integrys Energy Group Inc.	2	145
ITC Holdings Corp.	1	127
Laclede Group Inc.	1	50
MDU Resources Group Inc.	4	91
MGE Energy Inc.	1	44
Middlesex Water Co.	1	10
National Fuel Gas Co.	1	50
New Jersey Resources Corp.	2	63
NextEra Energy Inc.	6	473
NiSource Inc.	5	153
Northeast Utilities	5	202
Northwest Natural Gas Co.	—	8
NorthWestern Corp.	1	52
NRG Energy Inc.	11	294
NV Energy Inc.	6	143
OGE Energy Corp.	1	63
Oneok Inc.	5	207
Ormat Technologies Inc. (e)	2	49
Otter Tail Corp.	1	39
Pepco Holdings Inc.	4	87
PG&E Corp.	6	273
Piedmont Natural Gas Co. Inc.	3	108
Pinnacle West Capital Corp.	2	128
PNM Resources Inc.	4	80
Portland General Electric Co.	4	107
PPL Corp.	8	228
Public Service Enterprise Group Inc.	7	225
Questar Corp.	8	186
SCANA Corp.	3	123
Sempra Energy	3	270
SJW Corp.	1	18
South Jersey Industries Inc.	1	61
Southern Co.	12	517
Southwest Gas Corp.	2	70
TECO Energy Inc.	5	89
UGI Corp.	6	223
UIL Holdings Corp.	2	88
Unitil Corp.	—	14
UNS Energy Corp.	2	80
Vectren Corp.	4	122
Westar Energy Inc.	5	169
WGL Holdings Inc.	2	75
Wisconsin Energy Corp.	4	180
Xcel Energy Inc.	7	190
		11,358
Total Common Stocks (cost $262,353)		308,281

RIGHTS - 0.0%
Federal Mogul (c)	3	1
Total Rights (cost $0)		1

SHORT TERM INVESTMENTS - 3.2%

Investment Companies - 0.3%
JNL Money Market Fund, 0.01% (a) (h)	1,018	1,018

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Securities Lending Collateral - 2.9%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	8,796	8,796
Total Short Term Investments (cost $9,814)		9,814

Total Investments - 102.9% (cost $272,167)		318,096
Other Assets and Liabilities, Net - (2.9%)		(8,950)
Total Net Assets - 100.0%		$309,146

JNL/Eagle SmallCap Equity Fund

Portfolio Composition:	Percentage of Total Investments
Information Technology	18.8%
Health Care	18.2
Consumer Discretionary	14.3
Industrials	14.3
Materials	5.5
Financials	4.9
Energy	4.6
Consumer Staples	3.3
Short Term Investments	16.1
Total Investments	100.0%

	Shares/Par (p)	Value
COMMON STOCKS - 97.2%

CONSUMER DISCRETIONARY - 16.6%
Bally Technologies Inc. (c) (e)	401	$22,625
BJ’s Restaurants Inc. (c)	223	8,262
Chico’s FAS Inc.	459	7,829
Chuy’s Holdings Inc. (c)	221	8,478
Francesca’s Holdings Corp. (c) (e)	529	14,714
Genesco Inc. (c)	643	43,060
Meritage Homes Corp. (c)	252	10,947
Orient-Express Hotels Ltd. - Class A (c)	760	9,244
Pinnacle Entertainment Inc. (c)	482	9,489
SHFL Entertainment Inc. (c)	1,260	22,314
Sotheby’s - Class A	107	4,048
Steven Madden Ltd. (c)	307	14,845
Universal Electronics Inc. (c)	462	12,991
Vitamin Shoppe Inc. (c)	511	22,899
WABCO Holdings Inc. (c)	106	7,931
		219,676
CONSUMER STAPLES - 3.9%
Natural Grocers by Vitamin Cottage Inc. (c) (e)	627	19,431
The Fresh Market Inc. (c)	348	17,284
WhiteWave Foods Co. - Class A (c) (e)	893	14,517
		51,232
ENERGY - 5.3%
Dril-Quip Inc. (c)	76	6,853
Geospace Technologies Corp. (c)	415	28,642
Gulfport Energy Corp. (c)	391	18,405
Oasis Petroleum Inc. (c)	409	15,900
		69,800
FINANCIALS - 5.6%
Cash America International Inc.	230	10,438
Home Loan Servicing Solutions Ltd.	563	13,501
KKR Financial Holdings LLC	673	7,099
Redwood Trust Inc. (e)	283	4,813
Two Harbors Investment Corp.	974	9,988
UMB Financial Corp.	216	12,010
Validus Holdings Ltd.	466	16,844
		74,693
HEALTH CARE - 21.0%
Acorda Therapeutics Inc. (c)	455	15,023
Air Methods Corp.	372	12,589
Ariad Pharmaceuticals Inc. (c)	658	11,501
ArthroCare Corp. (c)	597	20,609
Centene Corp. (c)	398	20,864
Cooper Cos. Inc.	166	19,792
Cubist Pharmaceuticals Inc. (c)	263	12,725
Emeritus Corp. (c)	196	4,540
HeartWare International Inc. (c) (e)	154	14,667
MedAssets Inc. (c)	855	15,165
PAREXEL International Corp. (c)	471	21,649
Salix Pharmaceuticals Ltd. (c)	296	19,564
Seattle Genetics Inc. (c) (e)	305	9,602
Sirona Dental Systems Inc. (c)	306	20,164
Team Health Holdings Inc. (c)	261	10,700
Theravance Inc. (c) (e)	603	23,218
United Therapeutics Corp. (c)	329	21,677
Vocera Communications Inc. (c) (e)	312	4,593
		278,642
INDUSTRIALS - 16.6%
Atlas Air Worldwide Holdings Inc. (c)	200	8,760
Avis Budget Group Inc. (c)	218	6,281
Chart Industries Inc. (c)	124	11,692
Colfax Corp. (c)	283	14,723
General Cable Corp.	320	9,831
Geo Group Inc.	776	26,337
Hexcel Corp. (c)	612	20,826
JetBlue Airways Corp. (c) (e)	1,813	11,423
Landstar System Inc.	208	10,716
Manitowoc Co. Inc.	542	9,716
Northwest Pipe Co. (c)	390	10,892
PGT Inc. (c)	834	7,233
Quality Distribution Inc. (c)	706	6,240
Thermon Group Holdings Inc. (c)	386	7,865
Trex Co. Inc. (c)	186	8,811
Triumph Group Inc.	230	18,234
US Airways Group Inc. (c) (e)	226	3,719
Waste Connections Inc.	421	17,323
Woodward Governor Co.	224	8,967
		219,589
INFORMATION TECHNOLOGY - 21.8%
Angie’s List Inc. (c) (e)	363	9,648
Cavium Inc. (c)	443	15,657
Coherent Inc.	241	13,257
Compuware Corp.	607	6,279
Concur Technologies Inc. (c) (e)	134	10,926
Cornerstone OnDemand Inc. (c)	445	19,270
Demandware Inc. (c) (e)	249	10,559
EZchip Semiconductor Ltd. (c) (e)	267	7,213
Fortinet Inc. (c)	748	13,098
Fusion-io Inc. (c) (e)	383	5,460
Guidewire Software Inc. (c)	202	8,487
Imperva Inc. (c)	183	8,234
InvenSense Inc. (c) (e)	914	14,051
IPG Photonics Corp. (e)	241	14,649
Ixia (c)	329	6,062
Marin Software Inc. (c) (e)	435	4,453
Monster Worldwide Inc. (c)	2,570	12,619
Nice Systems Ltd. - ADR	370	13,641
QLIK Technologies Inc. (c)	535	15,135
Riverbed Technology Inc. (c)	481	7,478
Sourcefire Inc. (c)	171	9,517
Teradyne Inc. (c)	912	16,024
TIBCO Software Inc. (c)	291	6,230
Trulia Inc. (c) (e)	497	15,462

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Ultimate Software Group Inc. (c)	68	7,991
Universal Display Corp. (c) (e)	174	4,888
Veeco Instruments Inc. (c) (e)	348	12,335
		288,623
MATERIALS - 6.4%
Axiall Corp.	363	15,443
Huntsman Corp.	698	11,557
Quaker Chemical Corp.	317	19,649
RTI International Metals Inc. (c)	596	16,506
Texas Industries Inc. (c) (e)	327	21,306
		84,461
Total Common Stocks (cost $1,093,469)		1,286,716

SHORT TERM INVESTMENTS - 18.6%

Investment Companies - 2.9%
JNL Money Market Fund, 0.01% (a) (h)	38,380	38,380

Securities Lending Collateral - 15.7%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	207,738	207,738
Total Short Term Investments (cost $246,118)		246,118

Total Investments - 115.8% (cost $1,339,587)		1,532,834
Other Assets and Liabilities, Net - (15.8%)		(209,538)
Total Net Assets - 100.0%		$1,323,296

JNL/Eastspring Investments Asia ex-Japan Fund

Portfolio Composition:	Percentage of Total Investments
Financials	31.9%
Information Technology	18.8
Consumer Discretionary	9.2
Industrials	8.7
Materials	6.4
Energy	6.3
Consumer Staples	5.4
Telecommunication Services	4.9
Utilities	2.2
Health Care	0.8
Short Term Investments	5.4
Total Investments	100.0%

	Shares/Par (p)	Value
COMMON STOCKS - 98.5%

CONSUMER DISCRETIONARY - 9.3%
Asian Pay Television Trust (c) (e)	1,602	$1,074
Belle International Holdings Ltd. (e)	1,395	1,907
Dongfeng Motor Group Co. Ltd. - Class H	742	984
Genting Malaysia Bhd	1,263	1,550
Hankook Tire Co. Ltd.	41	1,898
Hyundai Motor Co.	14	2,685
Parkson Retail Group Ltd. (e)	3,475	1,429
Tata Motors Ltd. - Class A	236	556
		12,083
CONSUMER STAPLES - 5.6%
Charoen Pokphand Foods PCL	891	738
E-Mart Co. Ltd.	3	596
First Resources Ltd.	532	743
KT&G Corp.	17	1,101
LT Group Inc.	2,196	1,147
Salim Ivomas Pratama Tbk PT	9,015	816
Wumart Stores Inc. - Class H (e)	1,156	2,127
		7,268
ENERGY - 6.5%
Banpu PCL	78	604
China Shenhua Energy Co. Ltd. - Class H	654	1,663
CNOOC Ltd.	854	1,430
GS Holdings Corp.	15	656
Oil India Ltd.	194	1,867
PetroChina Co. Ltd. - Class H	2,068	2,242
		8,462
FINANCIALS - 33.3%
AMMB Holdings Bhd	928	2,150
Bank Negara Indonesia Persero Tbk PT	3,195	1,375
Bank of China Ltd. - Class H	3,867	1,584
Bank Rakyat Indonesia Persero Tbk PT	3,812	2,959
Bumi Serpong Damai PT	2,262	408
CapitaLand Ltd.	510	1,232
Cheung Kong Holdings Ltd.	278	3,749
China Construction Bank Corp. - Class H	4,685	3,293
China Merchants Bank Co. Ltd. - Class H	890	1,478
China Pacific Insurance Group Co. Ltd. - Class H	653	2,070
Chinatrust Financial Holding Co. Ltd.	2,978	1,838
DBS Group Holdings Ltd.	350	4,263
Federal Bank Ltd.	108	744
Hana Financial Group Inc.	80	2,304
ICICI Bank Ltd.	174	3,099
Kasikornbank PCL	309	1,936
KB Financial Group Inc.	16	477
LIC Housing Finances Ltd.	402	1,720
Longfor Properties Co. Ltd.	985	1,457
Sino Land Co.	1,512	2,114
Standard Chartered Plc	130	2,834
		43,084
HEALTH CARE - 0.8%
Ranbaxy Laboratories Ltd. (c)	209	1,082

INDUSTRIALS - 9.1%
Ashok Leyland Ltd.	1,401	470
Bharat Heavy Electricals Ltd.	300	876
China Shipping Development Co. Ltd. - Class H (c) (e)	3,532	1,537
COSCO Pacific Ltd.	1,943	2,505
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	51	1,113
Hutchison Whampoa Ltd.	215	2,249
Hyundai Engineering & Construction Co. Ltd.	30	1,442
Noble Group Ltd. (e)	1,507	1,146
Voltas Ltd.	276	375
		11,713
INFORMATION TECHNOLOGY - 19.7%
AAC Technologies Holdings Inc. (e)	237	1,330
Advanced Semiconductor Engineering Inc.	2,653	2,208
AU Optronics Corp. (c)	6,351	2,255
Hon Hai Precision Industry Co. Ltd.	776	1,895
Infosys Ltd.	24	997
Samsung Electronics Co. Ltd.	8	9,004
Shanda Games Ltd. - ADR - Class A	256	1,011
Taiwan Semiconductor Manufacturing Co. Ltd.	1,387	5,020
Wistron Corp.	1,697	1,711
		25,431
MATERIALS - 6.6%
ACC Ltd.	38	779
Formosa Chemicals & Fibre Corp.	243	594

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Huabao International Holdings Ltd. (e)	3,094	1,362
LG Chem Ltd.	9	1,921
POSCO Inc.	6	1,649
Taiwan Fertilizer Co. Ltd.	405	974
Xingda International Holdings Ltd. (e)	3,114	1,318
		8,597
TELECOMMUNICATION SERVICES - 5.2%
China Mobile Ltd.	172	1,781
China Telecom Corp. Ltd.	3,528	1,683
Philippine Long Distance Telephone Co.	20	1,339
Singapore Telecommunications Ltd.	511	1,513
XL Axiata Tbk PT	709	345
		6,661
UTILITIES - 2.4%
China Resources Power Holdings Co. Ltd.	500	1,195
Korea Electric Power Corp. (c)	80	1,851
		3,046
Total Common Stocks (cost $142,372)		127,427

PREFERRED STOCKS - 0.3%

CONSUMER DISCRETIONARY - 0.3%
Hyundai Motor Co.	4	351
Total Preferred Stocks (cost $261)		351

SHORT TERM INVESTMENTS - 5.7%

Investment Companies - 2.6%
JNL Money Market Fund, 0.01% (a) (h)	3,329	3,329

Securities Lending Collateral - 3.1%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	4,044	4,044
Total Short Term Investments (cost $7,373)		7,373

Total Investments - 104.5% (cost $150,006)		135,151
Other Assets and Liabilities, Net - (4.5%)		(5,784)
Total Net Assets - 100.0%		$129,367

JNL/Franklin Templeton Global Growth Fund

Portfolio Composition:	Percentage of Total Investments
Financials	18.7%
Health Care	14.1
Consumer Discretionary	12.0
Energy	11.9
Information Technology	11.8
Industrials	11.2
Telecommunication Services	6.8
Materials	3.2
Consumer Staples	2.4
Short Term Investments	7.9
Total Investments	100.0%

	Shares/Par (p)	Value
COMMON STOCKS - 95.3%

CONSUMER DISCRETIONARY - 12.4%
Comcast Corp. - Special Class A	316	$12,534
Compagnie Generale des Etablissements Michelin	88	7,846
Kingfisher Plc	1,341	6,989
Marks & Spencer Group Plc	504	3,296
Mazda Motor Corp. (c)	1,229	4,859
News Corp. - Class A	238	7,757
Nissan Motor Co. Ltd.	441	4,422
Persimmon Plc	175	3,148
Reed Elsevier NV	180	3,000
Target Corp.	46	3,189
Time Warner Cable Inc.	76	8,587
Time Warner Inc.	60	3,462
Toyota Motor Corp.	148	8,945
Viacom Inc. - Class B	113	7,688
Walt Disney Co.	91	5,756
		91,478
CONSUMER STAPLES - 2.5%
CVS Caremark Corp.	152	8,703
Metro AG	10	328
Tesco Plc	1,510	7,606
Walgreen Co.	45	1,968
		18,605
ENERGY - 12.3%
Baker Hughes Inc.	221	10,214
BP Plc	857	5,950
Chesapeake Energy Corp.	45	910
Chevron Corp.	51	5,986
ENI SpA	211	4,338
Fugro NV - CVA	70	3,801
Galp Energia SGPS SA	578	8,564
Gazprom OAO - ADR (e)	386	2,533
Halliburton Co.	255	10,618
Noble Corp.	156	5,859
Petroleo Brasileiro SA - ADR	394	5,778
Royal Dutch Shell Plc	3	92
Royal Dutch Shell Plc - Class B	201	6,650
SBM Offshore NV (c)	55	935
Talisman Energy Inc.	981	11,190
Total SA (e)	153	7,465
		90,883
FINANCIALS - 19.4%
American International Group Inc. (c)	87	3,896
Aviva Plc	1,294	6,668
AXA SA	435	8,567
Bank of New York Mellon Corp.	68	1,911
BNP Paribas	167	9,169
Cheung Kong Holdings Ltd.	223	3,007
Citigroup Inc.	257	12,325
Credit Agricole SA (c)	724	6,228
Credit Suisse Group AG	340	9,012
DBS Group Holdings Ltd.	322	3,918
HSBC Holdings Plc (e)	548	5,681
ICICI Bank Ltd. - ADR	66	2,542
ING Groep NV - CVA (c)	1,055	9,643
Intesa Sanpaolo SpA	3,247	5,197
JPMorgan Chase & Co.	140	7,391
KB Financial Group Inc. - ADR	222	6,586
Morgan Stanley	399	9,740
Muenchener Rueckversicherungs AG	31	5,767
SunTrust Banks Inc.	157	4,959
Swiss Re AG	102	7,605
UBS AG	333	5,656
UniCredit SpA	1,596	7,462
		142,930
HEALTH CARE - 14.6%
Amgen Inc.	152	14,958
Elan Corp. Plc - ADR (c)	474	6,708
Forest Laboratories Inc. (c)	116	4,775
Getinge AB - Class B	45	1,378
GlaxoSmithKline Plc	371	9,280
Lonza Group AG	25	1,912

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Medtronic Inc.	212	10,921
Merck & Co. Inc.	200	9,288
Merck KGaA	56	8,573
Pfizer Inc.	395	11,073
Quest Diagnostics Inc.	65	3,944
Roche Holding AG	48	11,943
Sanofi SA	124	12,826
		107,579
INDUSTRIALS - 11.6%
Alstom SA (e)	188	6,180
BAE Systems Plc	382	2,226
Carillion Plc	127	533
Deutsche Lufthansa AG (c)	545	11,036
Dongfang Electric Corp. Ltd. - Class H (e)	681	909
FedEx Corp.	49	4,810
FLSmidth & Co. A/S	38	1,729
General Electric Co.	223	5,163
Hays Plc	629	851
International Consolidated Airlines Group SA (c)	2,967	11,901
ITOCHU Corp.	133	1,532
Koninklijke Philips Electronics NV	286	7,796
Navistar International Corp. (c) (e)	214	5,938
Randstad Holding NV	245	10,060
Siemens AG	65	6,614
TNT NV	200	1,500
United Parcel Service Inc. - Class B	79	6,854
		85,632
INFORMATION TECHNOLOGY - 12.2%
Brocade Communications Systems Inc. (c)	1,049	6,043
Cisco Systems Inc.	498	12,116
Flextronics International Ltd. (c)	258	1,998
Hewlett-Packard Co.	367	9,098
Konica Minolta Holdings Inc.	154	1,159
Microsoft Corp.	505	17,452
Nintendo Co. Ltd.	24	2,861
Oracle Corp.	114	3,510
Samsung Electronics Co. Ltd. - GDR (q)	2	1,323
Samsung Electronics Co. Ltd. - GDR	17	10,016
SAP AG	92	6,701
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	339	6,210
TE Connectivity Ltd.	95	4,338
Telefonaktiebolaget LM Ericsson - Class B	632	7,169
		89,994
MATERIALS - 3.3%
Akzo Nobel NV	129	7,279
CRH Plc	451	9,128
POSCO Inc. - ADR (e)	107	6,961
Vale SA - ADR Preferred	59	714
		24,082
TELECOMMUNICATION SERVICES - 7.0%
China Mobile Ltd.	293	3,029
China Telecom Corp. Ltd. - ADR - Class H (e)	63	3,001
France Telecom SA	262	2,483
Singapore Telecommunications Ltd.	2,505	7,419
Sprint Nextel Corp. (c)	1,281	8,995
Telefonica SA (c)	500	6,433
Turkcell Iletisim Hizmetleri A/S - ADR (c)	432	6,203
Vivendi SA	224	4,249
Vodafone Group Plc	3,595	10,303
		52,115
Total Common Stocks (cost $633,391)		703,298

SHORT TERM INVESTMENTS - 8.2%

Investment Companies - 4.7%
JNL Money Market Fund, 0.01% (a) (h)	34,271	34,271

Securities Lending Collateral - 3.5%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	25,913	25,913
Total Short Term Investments (cost $60,184)		60,184

Total Investments - 103.5% (cost $693,575)		763,482
Other Assets and Liabilities, Net - (3.5%)		(25,610)
Total Net Assets - 100.0%		$737,872

JNL/Franklin Templeton Global Multisector Bond Fund

Portfolio Composition:	Percentage of Total Investments
Government Securities	61.1%
Energy	2.4
Consumer Discretionary	2.2
Financials	1.7
Telecommunication Services	1.5
Materials	1.3
Information Technology	0.8
Health Care	0.7
Industrials	0.7
Utilities	0.5
Consumer Staples	0.4
Short Term Investments	26.7
Total Investments	100.0%

	Shares/Par (p)	Value
CORPORATE BONDS AND NOTES - 12.0%

CONSUMER DISCRETIONARY - 2.2%
Caesars Entertainment Operating Co. Inc.,
11.25%, 06/01/17	$600	$625
Caesars Operating Escrow LLC
9.00%, 02/15/20 (r)	1,000	952
9.00%, 02/15/20 (r)	100	95
CCO Holdings LLC, 8.13%, 04/30/20 (e)	600	655
Clear Channel Communications Inc., 9.00%, 03/01/21	1,600	1,520
Clear Channel Worldwide Holdings Inc.
7.63%, 03/15/20	300	311
6.50%, 11/15/22 (r)	1,000	1,030
DISH DBS Corp.
5.88%, 07/15/22	900	913
5.00%, 03/15/23	700	674
Echostar DBS Corp., 7.13%, 02/01/16	400	433
Edcon Pty Ltd.
9.50%, 03/01/18 (r), EUR	3,400	4,100
9.50%, 03/01/18 (r)	1,650	1,543
Goodyear Tire & Rubber Co., 6.50%, 03/01/21	2,500	2,544
inVentiv Health Inc., 9.00%, 01/15/18 (r)	700	731
Jarden Corp., 6.13%, 11/15/22	400	420
MGM Resorts International
7.50%, 06/01/16	500	545
7.75%, 03/15/22 (e)	1,300	1,412
Michaels Stores Inc., 7.75%, 11/01/18	1,200	1,284
Nara Cable Funding Ltd., 8.88%, 12/01/18 (r)	200	208
New Look Bondco I Plc, 8.75%, 05/14/18 (r), GBP	1,100	1,614
Pinnacle Entertainment Inc.
8.75%, 05/15/20	400	429
7.75%, 04/01/22 (e)	1,600	1,672

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Unitymedia Hessen GmbH & Co. KG, 5.75%, 01/15/23 (r), EUR	800	1,013
Univision Communications Inc.
6.88%, 05/15/19 (r)	500	525
6.75%, 09/15/22 (r)	1,200	1,260
5.13%, 05/15/23 (r)	500	473
Visant Corp., 10.00%, 10/01/17	1,200	1,107
		28,088
CONSUMER STAPLES - 0.4%
Del Monte Corp., 7.63%, 02/15/19	1,500	1,541
JBS USA LLC, 8.25%, 02/01/20 (r)	1,100	1,152
Reynolds Group Issuer Inc.
9.00%, 04/15/19 (e)	1,800	1,859
9.88%, 08/15/19	300	321
		4,873
ENERGY - 2.4%
Antero Resources Finance Corp., 7.25%, 08/01/19	700	730
Chaparral Energy Inc.
8.25%, 09/01/21	1,500	1,579
7.63%, 11/15/22	600	612
Chesapeake Energy Corp.
6.63%, 08/15/20	1,000	1,075
6.13%, 02/15/21 (e)	500	525
Cie Generale de Geophysique - Veritas, 6.50%, 06/01/21	1,900	1,919
Clayton Williams Energy Inc., 7.75%, 04/01/19 (e)	1,800	1,791
Compagnie Generale de Geophysique SA, 7.75%, 05/15/17	100	102
Consol Energy Inc., 6.38%, 03/01/21	700	696
Crosstex Energy LP, 8.88%, 02/15/18	1,300	1,378
El Paso LLC, 7.00%, 06/15/17	400	435
Energy Transfer Partners LP, 7.50%, 10/15/20	400	437
Energy XXI Gulf Coast Inc.
9.25%, 12/15/17	600	659
7.75%, 06/15/19	1,200	1,236
Expro Finance Luxembourg SCA, 8.50%, 12/15/16 (r)	1,800	1,890
Halcon Resources Corp., 8.88%, 05/15/21	1,600	1,552
Linn Energy LLC
6.25%, 11/01/19 (r)	500	476
7.75%, 02/01/21 (e)	1,200	1,203
Offshore Group Investment Ltd.
7.50%, 11/01/19 (e)	2,100	2,189
7.13%, 04/01/23 (r)	100	98
PBF Holding Co. LLC, 8.25%, 02/15/20	1,300	1,362
Penn Virginia Corp., 8.50%, 05/01/20 (r)	800	776
Plains Exploration & Production Co.
6.13%, 06/15/19	100	106
6.63%, 05/01/21	1,600	1,693
Quicksilver Resources Inc., 9.13%, 08/15/19 (e)	1,600	1,360
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (r)	1,700	1,649
5.63%, 04/15/23 (r)	800	756
Samson Investment Co., 10.00%, 02/15/20 (e) (r)	2,000	2,107
SandRidge Energy Inc., 7.50%, 02/15/23 (e)	400	380
		30,771
FINANCIALS - 1.7%
Abengoa Finance SAU, 8.88%, 11/01/17 (e) (r)	1,600	1,488
Alfa Bank OJSC Via Alfa Bond Issuance Plc
7.88%, 09/25/17 (r)	4,800	5,094
7.75%, 04/28/21 (r)	5,750	5,922
Ally Financial Inc.
8.00%, 12/31/18	500	566
7.50%, 09/15/20	900	1,037
Boparan Finance Plc, 9.75%, 04/30/18 (q), EUR	400	565
CIT Group Inc.
6.63%, 04/01/18 (r)	500	540
5.38%, 05/15/20	100	102
5.00%, 08/15/22 (e)	1,000	992
E*TRADE Financial Corp., 6.38%, 11/15/19	1,200	1,218
Export-Import Bank of Korea, 1.45%, 05/19/14 (r), SEK	5,450	808
Ford Motor Credit Co. LLC, 5.88%, 08/02/21	400	436
General Motors Financial Co. Inc., 3.25%, 05/15/18 (r)	700	681
International Lease Finance Corp., 8.25%, 12/15/20 (e)	400	450
Nuveen Investments Inc., 9.50%, 10/15/20 (e) (r)	1,000	995
Royal Bank of Scotland Group Plc
6.93%, 04/09/18, EUR	600	816
6.13%, 12/15/22	600	571
SLM Corp., 8.45%, 06/15/18	100	111
		22,392
HEALTH CARE - 0.7%
Community Health Systems Inc.
8.00%, 11/15/19	500	532
7.13%, 07/15/20 (e)	1,300	1,341
DaVita HealthCare Partners Inc., 5.75%, 08/15/22	1,800	1,795
HCA Holdings Inc., 7.75%, 05/15/21	500	540
HCA Inc.
7.50%, 02/15/22 (e)	700	775
5.88%, 03/15/22	1,300	1,334
Hologic Inc.
6.25%, 08/01/20	800	830
6.25%, 08/01/20	200	207
Valeant Pharmaceuticals International Inc.
6.38%, 10/15/20 (r)	1,800	1,780
7.50%, 07/15/21 (r)	600	621
		9,755
INDUSTRIALS - 0.7%
Algeco Scotsman Global Finance Plc, 8.50%, 10/15/18 (e) (r)	1,300	1,294
CEVA Group Plc
8.38%, 12/01/17 (f) (q)	300	236
11.50%, 04/01/18 (f) (q)	1,600	1,022
CHC Helicopter SA, 9.25%, 10/15/20 (e)	2,100	2,152
Emergency Medical Services Corp., 8.13%, 06/01/19	400	425
Jaguar Holding Co. I, 9.38%, 10/15/17 (e) (r)	1,000	1,045
Manitowoc Co. Inc., 8.50%, 11/01/20 (e)	400	436
Navistar International Corp., 8.25%, 11/01/21	1,000	983
Terex Corp., 6.00%, 05/15/21	1,100	1,097
United Rentals North America Inc., 8.38%, 09/15/20 (e)	800	866
		9,556
INFORMATION TECHNOLOGY - 0.8%
CDW LLC, 8.50%, 04/01/19	1,200	1,290
CommScope Inc., 8.25%, 01/15/19 (e) (r)	1,800	1,921
Equinix Inc., 5.38%, 04/01/23	2,000	1,960
First Data Corp.
8.25%, 01/15/21 (r)	600	612
11.25%, 01/15/21 (r)	200	199
12.63%, 01/15/21	1,700	1,798

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Freescale Semiconductor Inc.	500	475
8.05%, 02/01/20	1,900	1,924
5.00%, 05/15/21 (e) (r)	500	475
		10,179
MATERIALS - 1.3%
ArcelorMittal, 6.00%, 03/01/21 (e) (l)	500	498
Ashland Inc., 4.75%, 08/15/22 (e) (r)	1,000	990
Cemex SAB de CV Convertible Bond, 9.00%, 01/11/18 (r)	5,600	5,880
Exopack Holding Corp., 10.00%, 06/01/18	1,000	1,012
FMG Resources August 2006 Pty Ltd.
6.00%, 04/01/17 (e) (r)	400	389
6.88%, 02/01/18 (e) (r)	1,900	1,876
INEOS Group Holdings SA, 6.50%, 08/15/18 (e) (r), EUR	1,000	1,245
Inmet Mining Corp.
8.75%, 06/01/20 (r)	1,900	1,943
7.50%, 06/01/21 (r)	400	383
Novelis Inc.
8.38%, 12/15/17 (e)	200	212
8.75%, 12/15/20	1,300	1,394
Orion Engineered Carbons Finance & Co. SCA, 9.25%, 08/01/19 (r)	1,000	1,000
		16,822
TELECOMMUNICATION SERVICES - 1.3%
Cricket Communications Inc., 7.75%, 10/15/20 (e)	1,700	1,632
Crown Castle International Corp., 5.25%, 01/15/23	1,700	1,632
Digicel Group Ltd., 8.25%, 09/30/20 (r)	600	621
Digicel Ltd., 6.00%, 04/15/21 (r)	1,300	1,228
Frontier Communications Corp.
8.50%, 04/15/20	100	110
8.75%, 04/15/22	700	763
7.13%, 01/15/23 (e)	1,000	995
7.63%, 04/15/24	200	201
Intelsat Jackson Holdings SA
7.50%, 04/01/21 (e)	1,800	1,890
5.50%, 08/01/23 (r)	800	752
Lynx II Corp., 6.38%, 04/15/23 (e) (r)	400	403
Nokia Siemens Networks Finance BV, 7.13%, 04/15/20 (e) (r), EUR	600	789
Sprint Nextel Corp.
9.00%, 11/15/18 (r)	1,300	1,521
7.00%, 03/01/20 (r)	100	108
6.00%, 11/15/22	900	882
UPC Holding BV, 6.75%, 03/15/23 (r), EUR	700	884
UPCB Finance VI Ltd., 6.88%, 01/15/22 (e) (r)	1,600	1,656
West Corp., 7.88%, 01/15/19	700	728
		16,795
UTILITIES - 0.5%
Calpine Corp.
7.25%, 10/15/17 (r)	500	521
7.88%, 07/31/20 (r)	500	543
7.88%, 01/15/23 (r)	1,240	1,333
7.88%, 01/15/23 (q)	90	97
InterGen NV
9.00%, 06/30/17 (e) (r)	1,700	1,754
7.00%, 06/30/23 (r)	1,300	1,267
Texas Competitive Electric Holdings Co. LLC, 11.50%, 10/01/20 (r)	1,600	1,196
		6,711
Total Corporate Bonds and Notes (cost $156,093)		155,942

GOVERNMENT AND AGENCY OBLIGATIONS - 61.0%

GOVERNMENT SECURITIES - 61.0%
Sovereign - 59.6%
Bank Negara Malaysia Monetary Notes, 0.00%, 12/19/13 (j), MYR	70	22
Canada Government Bond
2.50%, 09/01/13, CAD	1,198	1,142
1.00%, 02/01/14 - 02/01/15 , CAD	19,810	18,797
2.00%, 03/01/14 - 12/01/14 , CAD	4,792	4,601
2.25%, 08/01/14, CAD	1,547	1,488
Financing of Infrastructural Projects State Enterprise, 8.38%, 11/03/17 (r)	100	92
Ghana Government Bond
14.00%, 10/13/14, GHS	50	23
14.99%, 02/23/15, GHS	5,520	2,513
24.00%, 05/25/15, GHS	17,482	9,068
21.00%, 10/26/15, GHS	23,943	11,889
19.24%, 05/30/16, GHS	4,310	2,089
26.00%, 06/05/17, GHS	910	511
23.00%, 08/21/17, GHS	2,440	1,277
Hungary Government Bond
5.50%, 02/12/14, HUF	16,200	72
6.75%, 08/22/14 - 11/24/17 , HUF	4,250,000	19,528
7.75%, 08/24/15, HUF	42,700	200
Hungary Government International Bond
4.38%, 07/04/17, EUR	5,000	6,443
5.75%, 06/11/18 (q), EUR	5,500	7,338
Iceland Government International Bond
4.88%, 06/16/16 (r)	4,700	4,911
5.88%, 05/11/22 (r)	2,800	2,966
Ireland Government Bond
5.50%, 10/18/17 (q), EUR	1,934	2,783
5.90%, 10/18/19 (e), EUR	2,193	3,214
4.50%, 04/18/20, EUR	2,496	3,392
5.00%, 10/18/20, EUR	11,512	16,056
5.40%, 03/13/25, EUR	23,711	33,459
Kommuninvest I Sverige AB, 2.25%, 05/05/14, SEK	67,380	10,138
Korea Monetary Stabilization Bond
0.00%,07/09/13 (j), KRW	3,579,000	3,132
3.90%, 08/02/13, KRW	43,550,000	38,176
2.57%, 06/09/14, KRW	7,029,000	6,163
2.82%, 08/02/14, KRW	2,289,500	2,007
2.78%, 10/02/14, KRW	35,131,000	30,774
2.84%, 12/02/14, KRW	9,784,180	8,575
2.74%, 02/02/15, KRW	22,958,390	20,079
2.47%, 04/02/15, KRW	31,819,150	27,692
Korea Treasury Bond
3.00%, 12/10/13, KRW	23,200,000	20,348
3.25%, 12/10/14 - 06/10/15 , KRW	5,988,700	5,280
2.75%, 12/10/15, KRW	23,891,140	20,854
Lithuania Government International Bond, 6.13%, 03/09/21 (e) (r)	4,040	4,505
Malaysia Government Bond
3.46%, 07/31/13, MYR	58,800	18,618
5.09%, 04/30/14, MYR	4,055	1,305
3.43%, 08/15/14, MYR	120,340	38,223
3.74%, 02/27/15, MYR	34,470	11,006
3.84%, 08/12/15, MYR	27,500	8,798
4.72%, 09/30/15, MYR	21,700	7,094
3.20%, 10/15/15, MYR	30	9
Mexico Bonos
8.00%, 12/19/13 - 12/17/15 , MXN	244,775	19,977
7.00%, 06/19/14, MXN	6,302	500
9.50%, 12/18/14, MXN	233,270	19,346
6.00%, 06/18/15, MXN	30,448	2,421
6.25%, 06/16/16, MXN	23,998	1,942

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Monetary Authority of Singapore, 0.00%, 07/05/13 (j), SGD	4,514	3,561
Philippine Government Bond
6.25%, 01/27/14, PHP	679,200	16,094
7.00%, 01/27/16, PHP	2,100	53
9.13%, 09/04/16, PHP	1,120	31
Poland Government Bond
1.25%, 07/25/13, PLN	3,730	1,120
5.00%, 10/24/13, PLN	42,400	12,843
5.75%, 04/25/14, PLN	48,000	14,774
5.50%, 04/25/15, PLN	1,664	522
0.00%, 07/25/15 - 01/25/16 (j), PLN	101,094	28,441
6.25%, 10/24/15, PLN	1,664	535
Republic of Latvia
5.25%, 02/22/17 (r)	2,000	2,162
5.25%, 06/16/21 (e) (r)	2,500	2,631
Republic of Serbia
10.00%, 03/01/15, RSD	104,000	1,168
4.88%, 02/25/20 (r)	4,280	3,895
7.25%, 09/28/21 (r)	10,700	11,021
Serbia Treasury Bond, 10.00%, 04/27/15 - 11/08/17, RSD	978,100	10,871
Singapore Government Bond
0.25%, 02/01/14, SGD	26,000	20,511
3.63%, 07/01/14, SGD	19,400	15,820
Slovenia Government International Bond
5.50%, 10/26/22 (r)	9,006	8,286
5.85%, 05/10/23 (e) (r)	11,615	10,802
Sri Lanka Government Bond
11.00%, 09/01/15, LKR	30,100	231
8.00%, 06/01/16, LKR	473,000	3,361
5.80%, 01/15/17 - 07/15/17 , LKR	268,300	1,729
8.50%, 04/01/18 - 07/15/18 , LKR	359,730	2,476
9.00%, 05/01/21, LKR	296,620	1,975
Sweden Government Bond
1.50%, 08/30/13, SEK	19,010	2,837
6.75%, 05/05/14, SEK	225,920	35,321
Ukraine Government International Bond
6.25%, 06/17/16 (e) (r)	580	538
6.58%, 11/21/16 (e) (r)	696	646
9.25%, 07/24/17 (r)	8,610	8,588
6.75%, 11/14/17 (r)	7,360	6,734
7.75%, 09/23/20 (r)	1,157	1,056
7.95%, 02/23/21 (e) (r)	9,300	8,556
7.80%, 11/28/22 (r)	6,410	5,721
7.50%, 04/17/23 (r)	2,720	2,387
Uruguay Letras De Regulacion Monetaria En UI, 0.00%, 04/11/14 - 04/16/14 (j), UYU	30,738	1,483
Uruguay Notas del Tesoro
9.00%, 01/27/14 - 01/27/14 , UYU	106,365	5,193
9.75%, 06/14/14, UYU	35,153	1,723
7.00%, 12/23/14, UYU	28,324	1,513
10.50%, 03/21/15, UYU	152,454	7,556
4.00%, 06/14/15 - 06/10/20 , UYU	119,141	6,570
10.25%, 08/22/15, UYU	131,038	6,492
9.50%, 01/27/16, UYU	190,813	9,329
2.75%, 06/16/16, UYU	80,620	4,028
4.25%, 01/05/17, UYU	4,853	256
11.00%, 03/21/17, UYU	19,910	1,019
2.25%, 08/23/17, UYU	25,816	1,280
2.50%, 09/27/22, UYU	51,030	2,588
		777,163
Treasury Inflation Index Securities - 1.4%
Mexico Government Inflation Indexed Bond
4.50%, 12/18/14 (s), MXN	2,550	209
5.00%, 06/16/16 (s), MXN	6,545	561
3.50%, 12/14/17 (s), MXN	6,853	569
4.00%, 06/13/19 (s), MXN	4,779	409
2.50%, 12/10/20 (s), MXN	3,796	299
Uruguay Government International Inflation Indexed Bond
4.00%, 05/25/25 (s), UYU	51,573	2,982
4.25%, 04/05/27 (s), UYU	13,157	736
4.38%, 12/15/28 (s), UYU	127,321	7,238
Uruguay Inflation Indexed Notas del Tesoro
4.00%, 06/14/15 (s), UYU	108,077	5,473
3.25%, 01/27/19 (s), UYU	237	12
		18,488
Total Government and Agency Obligations (cost $797,197)		795,651

OTHER EQUITY INTERESTS - 0.2%
Wind Acquisition Finance SA (r) (u)	2,100	2,184
Total Other Equity Interests (cost $2,019)		2,184

SHORT TERM INVESTMENTS - 26.5%

Investment Companies - 12.9%
JNL Money Market Fund, 0.01% (a) (h)	168,837	168,837

Securities Lending Collateral - 2.9%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	38,461	38,461

Treasury Securities - 10.7%
Bank Negara Malaysia Monetary Notes
0.89%, 09/26/13, MYR	24,655	7,748
0.93%, 10/08/13, MYR	1,665	523
0.88%, 02/06/14, MYR	31,140	9,680
0.88%, 02/18/14, MYR	16,895	5,247
0.88%, 02/20/14, MYR	13,550	4,207
0.89%, 02/20/14, MYR	3,990	1,239
0.89%, 02/25/14, MYR	13,510	4,193
0.89%, 03/13/14, MYR	3,295	1,021
0.89%, 03/27/14, MYR	30	9
0.89%, 04/24/14, MYR	110	34
0.88%, 05/20/14, MYR	60	19
Canada Treasury Bill, 0.94%, 08/15/13, CAD	757	719
Hungary Treasury Bill
0.02%, 07/17/13, HUF	105,700	466
0.02%, 07/24/13, HUF	118,400	521
Korea Monetary Stabilization Bond, 0.00%, 09/10/13, KRW	6,950,900	6,056
Mexico Cetes
0.29%, 10/31/13, MXN	10,070	767
0.29%, 11/14/13, MXN	15,240	1,159
0.30%, 01/09/14, MXN	34,313	2,592
0.29%, 04/03/14, MXN	86,408	6,468
0.29%, 04/30/14, MXN	66,332	4,951
Philippine Treasury Bill
0.02%, 09/04/13, PHP	136,000	3,137
0.02%, 12/04/13, PHP	205,000	4,709
0.01%, 12/11/13, PHP	5,910	136
0.02%, 06/04/14, PHP	339,510	7,715
Serbia Treasury Bill
0.14%, 12/12/13, RSD	72,600	795
0.12%, 03/13/14, RSD	28,100	301
Singapore Treasury Bill
0.13%, 07/11/13, SGD	1,737	1,370
0.16%, 08/22/13, SGD	2,750	2,169
0.23%, 08/22/13, SGD	14,467	11,410
0.17%, 09/05/13, SGD	6,303	4,970
0.19%, 10/04/13, SGD	9,040	7,127
0.21%, 11/15/13, SGD	1,190	938
Sweden Treasury Bill
0.13%, 09/18/13, SEK	11,585	1,724
0.13%, 12/18/13, SEK	11,680	1,734

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Uruguay Treasury Bill
0.43%, 07/02/13, UYU	2,740	134
0.44%, 07/05/13, UYU	50,659	2,477
0.43%, 07/16/13, UYU	9,048	441
0.41%, 08/09/13, UYU	28,170	1,365
0.44%, 08/15/13, UYU	4,010	194
0.46%, 08/21/13, UYU	260	13
0.41%, 09/09/13, UYU	398,730	19,185
0.44%, 09/11/13, UYU	3,850	185
0.42%, 09/13/13, UYU	11,675	561
0.44%, 10/02/13, UYU	4,030	193
0.41%, 10/18/13, UYU	4,666	222
0.44%, 10/23/13, UYU	20,325	966
0.41%, 11/22/13, UYU	5,279	249
0.41%, 12/27/13, UYU	4,110	192
0.44%, 04/11/14, UYU	36,465	1,662
0.42%, 05/16/14, UYU	18,480	835
0.43%, 07/24/14, UYU	19,230	854
0.42%, 09/11/14, UYU	2,840	125
0.42%, 12/18/14, UYU	7,590	326
0.42%, 02/05/15, UYU	3,680	156
0.42%, 03/26/15, UYU	50,965	2,125
0.41%, 05/14/15, UYU	38,668	1,592
		139,906
Total Short Term Investments (cost $350,362)		347,204

Total Investments - 99.7% (cost $1,305,671)		1,300,981
Other Assets and Liabilities, Net - 0.3%		3,879
Total Net Assets - 100.0%		$1,304,860

JNL/Franklin Templeton Income Fund

Portfolio Composition:	Percentage of Total Investments
Energy	16.9%
Financials	12.7
Utilities	12.5
Materials	8.8
Health Care	8.1
Information Technology	7.7
Consumer Discretionary	7.4
Industrials	5.5
Telecommunication Services	4.4
Consumer Staples	2.3
Short Term Investments	13.7
Total Investments	100.0%

	Shares/Par (p)	Value
COMMON STOCKS - 50.0%

CONSUMER DISCRETIONARY - 0.4%
Dex Media Inc. (c) (e)	21	$373
Target Corp.	100	6,907
		7,280
CONSUMER STAPLES - 0.8%
PepsiCo Inc.	110	8,973
Safeway Inc. (e)	289	6,833
		15,806
ENERGY - 9.3%
Anadarko Petroleum Corp.	80	6,874
Baker Hughes Inc.	139	6,389
BP Plc - ADR	680	28,383
Callon Petroleum Co. (c)	75	253
Canadian Oil Sands Ltd.	563	10,430
Chesapeake Energy Corp.	190	3,872
Chevron Corp.	126	14,899
Devon Energy Corp.	75	3,891
Exxon Mobil Corp.	170	15,360
Royal Dutch Shell Plc - ADR	668	42,644
Schlumberger Ltd.	152	10,899
Spectra Energy Corp.	300	10,352
Total SA - ADR	100	4,870
Transocean Ltd.	120	5,754
Weatherford International Ltd. (c)	125	1,713
Williams Cos. Inc.	144	4,672
		171,255
FINANCIALS - 6.1%
Bank of America Corp.	970	12,474
Barclays Plc	500	2,129
BlackRock Inc.	44	11,353
Commonwealth Bank of Australia	82	5,149
HSBC Holdings Plc	750	7,764
JPMorgan Chase & Co.	443	23,386
QBE Insurance Group Ltd.	200	2,769
Royal Bank of Canada	113	6,567
Wells Fargo & Co.	955	39,405
Westfield Retail Trust	813	2,299
		113,295
HEALTH CARE - 6.2%
Johnson & Johnson	275	23,611
Merck & Co. Inc.	757	35,153
Pfizer Inc.	662	18,554
Roche Holding AG	96	23,703
Sanofi SA - ADR	250	12,878
		113,899
INDUSTRIALS - 3.2%
General Electric Co.	1,219	28,273
Lockheed Martin Corp.	70	7,592
Raytheon Co.	62	4,126
Republic Services Inc. - Class A	250	8,485
Waste Management Inc.	245	9,889
		58,365
INFORMATION TECHNOLOGY - 3.1%
Apple Inc.	10	3,961
Broadcom Corp. - Class A	164	5,537
Cisco Systems Inc.	337	8,188
Intel Corp.	1,050	25,428
Microsoft Corp.	221	7,624
Oracle Corp.	51	1,567
Texas Instruments Inc.	157	5,488
		57,793
MATERIALS - 6.7%
Agrium Inc. (e)	135	11,739
AngloGold Ashanti Ltd. - ADR	60	858
Barrick Gold Corp.	337	5,301
BHP Billiton Plc	513	13,078
Dow Chemical Co.	678	21,824
E.I. du Pont de Nemours & Co.	253	13,288
Freeport-McMoRan Copper & Gold Inc.	297	8,195
Goldcorp Inc. (e)	241	5,965
LyondellBasell Industries NV - Class A	270	17,890
Newmont Mining Corp.	343	10,261
Rio Tinto Plc - ADR (e)	375	15,405
		123,804
TELECOMMUNICATION SERVICES - 2.0%
AT&T Inc.	500	17,700
CenturyLink Inc.	70	2,475
France Telecom SA	83	782

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Frontier Communications Corp. (e)	100	405
Telstra Corp. Ltd.	900	3,913
Vivendi SA	155	2,937
Vodafone Group Plc	3,000	8,597
		36,809
UTILITIES - 12.2%
AGL Resources Inc.	100	4,286
American Electric Power Co. Inc.	250	11,195
Dominion Resources Inc.	250	14,216
Duke Energy Corp.	375	25,346
Dynegy Inc. (c) (e)	473	10,656
Entergy Corp.	200	13,936
Exelon Corp.	460	14,205
FirstEnergy Corp.	250	9,335
NextEra Energy Inc.	233	19,004
Pepco Holdings Inc.	200	4,032
PG&E Corp.	566	25,897
Pinnacle West Capital Corp.	100	5,547
PPL Corp.	404	12,216
Public Service Enterprise Group Inc.	300	9,798
Sempra Energy	175	14,308
Southern Co.	385	16,997
TECO Energy Inc.	200	3,438
Xcel Energy Inc.	350	9,919
		224,331
Total Common Stocks (cost $849,339)		922,637

PREFERRED STOCKS - 7.2%

CONSUMER DISCRETIONARY - 0.1%
General Motors Co., 4.75%	55	2,649

ENERGY - 1.2%
Chesapeake Energy Corp., Convertible Preferred, 5.75% (m) (r)	5	4,615
Halcon Resources Corp., Convertible Preferred, 5.75% (m)	5	5,150
Sanchez Energy Corp., Convertible Preferred, 4.88% (m) (r)	50	2,881
Sanchez Energy Corp., Convertible Preferred, 6.50%, Class B (m) (r)	80	4,735
SandRidge Energy Inc., Convertible Preferred, 7.00% (m)	50	4,284
		21,665
FINANCIALS - 5.4%
Ally Financial Inc., 7.00%, (callable at 1,000 beginning 08/14/13), Series G-7 (m) (r)	2	1,755
Bank of America Corp., Convertible Preferred, 7.25%, Series L (m)	12	13,182
Bank of America Corp. Equity Linked Note (Peabody Energy Corp.) (r)	313	4,993
Barclays Bank Plc Equity Linked Note (Alpha Natural Resources Inc.), 12.50% (r)	300	1,781
Credit Suisse AG Equity Linked Note (Corning Inc.), 9.00%	250	3,526
Deutsche Bank AG Equity Linked Note (Alpha Natural Resources Inc.) (r)	115	621
Deutsche Bank AG Equity Linked Note (Freeport-McMoRan Copper & Gold Inc.) (r)	150	4,352
Federal Home Loan Mortgage Corp., 8.38%, (callable at 25 beginning 12/31/17), Series Z (c) (d) (m)	186	863
Federal National Mortgage Association, 5.38%, (callable at 105,000 beginning 12/31/15) (c) (d) (m)	—	712
Federal National Mortgage Association, 6.75%, (callable at 25 beginning 08/16/13), Series Q (c) (d) (m)	100	410
Federal National Mortgage Association, 7.63%, (callable at 25 beginning 08/16/13), Series R (c) (d) (m)	143	581
Federal National Mortgage Association, 8.25%, (callable at 25 beginning 12/31/15), Series S (c) (d) (m)	65	295
FelCor Lodging Trust Inc., Convertible Preferred, 1.95%, Series A (m)	60	1,476
Goldman Sachs Group Inc. Equity Linked Note (Freeport-McMoRan Copper & Gold Inc.), 1.00% (r)	145	4,190
JPMorgan Chase & Co. Equity Linked Note (Bank of America Corp.), 6.50% (r)	1,595	19,900
MetLife Inc., 5.00%	66	3,616
Royal Bank of Canada Equity Linked Note (Halliburton Co.), 7.00% (r)	475	19,757
Wells Fargo & Co., Convertible Preferred, 7.50%, Series L (m)	9	10,149
Wells Fargo & Co. Equity Linked Note (Nucor Corp.), 7.00% (r)	158	6,916
		99,075
MATERIALS - 0.2%
AngloGold Ashanti Ltd., Convertible Preferred, 6.00%	55	947
ArcelorMittal, Convertible Preferred, 6.00%	120	2,252
		3,199
UTILITIES - 0.3%
Dominion Resources Inc., Convertible Preferred, 6.13%	37	1,832
Dominion Resources Inc., Convertible Preferred, 6.00%	37	1,827
NextEra Energy Inc., Convertible Preferred, 5.89%	48	2,655
		6,314
Total Preferred Stocks (cost $147,149)		132,902

WARRANTS - 0.0%
Dynegy Inc. (c)	33	61
General Motors Co. (c)	9	222
General Motors Co. (c)	9	152
Total Warrants (cost $1,821)		435

CORPORATE BONDS AND NOTES - 38.2%

CONSUMER DISCRETIONARY - 7.7%
Academy Ltd., 9.25%, 08/01/19 (r)	$1,800	1,994
Cablevision Systems Corp.
8.63%, 09/15/17	1,000	1,135
7.75%, 04/15/18 (e)	3,000	3,225
8.00%, 04/15/20 (e)	2,200	2,398
Caesars Entertainment Operating Co. Inc.
11.25%, 06/01/17	750	781
8.50%, 02/15/20	3,000	2,828
Caesars Operating Escrow LLC
9.00%, 02/15/20 (r)	3,000	2,865
9.00%, 02/15/20 (r)	3,000	2,858
9.00%, 02/15/20 (r)	1,600	1,524
CCO Holdings LLC
7.38%, 06/01/20 (e)	3,500	3,806
6.50%, 04/30/21 (e)	3,000	3,127
Chrysler Group LLC
8.00%, 06/15/19 (e)	6,000	6,547
8.25%, 06/15/21 (e)	6,400	7,064

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
CityCenter Holdings LLC, 7.63%, 01/15/16 (e)	2,000	2,110
Clear Channel Communications Inc.
10.75%, 08/01/16 (e)	1,000	868
9.00%, 12/15/19 (e) (r)	2,356	2,285
9.00%, 03/01/21	16,000	15,200
Clear Channel Communications Inc. Term Loan, 6.95%, 01/30/19 (i)	10,000	9,094
Clear Channel Worldwide Holdings Inc., 7.63%, 03/15/20	4,375	4,528
ClubCorp Club Operations Inc., 10.00%, 12/01/18 (e)	5,000	5,400
CSC Holdings LLC, 6.75%, 11/15/21	5,400	5,818
Cumulus Media Holdings Inc., 7.75%, 05/01/19 (e)	2,500	2,444
Goodyear Tire & Rubber Co.
8.25%, 08/15/20	1,100	1,205
6.50%, 03/01/21 (e)	6,300	6,410
HD Supply Inc.
8.13%, 04/15/19	2,000	2,190
10.50%, 01/15/21	2,500	2,588
KB Home
6.25%, 06/15/15	1,000	1,063
7.50%, 09/15/22	2,000	2,145
Landry’s Inc., 9.38%, 05/01/20 (r)	4,000	4,220
MGM Resorts International
10.00%, 11/01/16	3,000	3,517
8.63%, 02/01/19	2,200	2,486
6.75%, 10/01/20 (e)	800	828
Shea Homes LP, 8.63%, 05/15/19	3,900	4,163
SuperMedia Inc. Term Loan, 11.60%, 03/31/19 (i)	537	421
Unitymedia Hessen GmbH & Co. KG, 8.13%, 12/01/17, EUR	1,062	1,451
Univision Communications Inc.
6.88%, 05/15/19 (e) (r)	5,000	5,250
5.13%, 05/15/23 (r)	5,000	4,725
Visant Corp., 10.00%, 10/01/17	4,700	4,336
Volkswagen International Finance NV, 5.50%, 11/09/15 (r)(y), EUR	5,000	6,660
		141,557
CONSUMER STAPLES - 1.7%
Dean Foods Co., 9.75%, 12/15/18	1,800	2,034
Innovation Ventures LLC, 9.50%, 08/15/19 (e) (r)	3,000	2,498
JBS USA LLC
11.63%, 05/01/14 (e)	1,000	1,055
8.25%, 02/01/20 (r)	1,700	1,781
7.25%, 06/01/21 (r)	3,500	3,500
Reynolds Group Issuer Inc.
7.88%, 08/15/19 (e)	1,400	1,526
9.88%, 08/15/19	4,100	4,387
5.75%, 10/15/20	1,900	1,914
8.25%, 02/15/21 (e)	600	594
SUPERVALU Inc., 8.00%, 05/01/16 (e)	5,000	5,381
U.S. Foods Inc. Term Loan, 6.50%, 03/31/19 (i)	5,000	4,940
U.S. Foods Inc., 8.50%, 06/30/19	2,500	2,612
		32,222
ENERGY - 8.3%
Alpha Natural Resources Inc., 6.25%, 06/01/21 (e)	3,200	2,544
Antero Resources Finance Corp.
9.38%, 12/01/17	2,000	2,120
7.25%, 08/01/19	1,300	1,355
Arch Coal Inc.
7.00%, 06/15/19 (e)	2,500	2,081
7.25%, 06/15/21 (e)	7,800	6,396
Bill Barrett Corp., 7.00%, 10/15/22 (e)	2,500	2,500
Chesapeake Energy Corp.
6.50%, 08/15/17 (e)	4,000	4,290
7.25%, 12/15/18 (e)	5,000	5,575
5.75%, 03/15/23 (e)	8,500	8,606
Chesapeake Energy Corp. Term Loan, 5.75%, 12/02/17 (i)	6,000	6,074
Cie Generale de Geophysique - Veritas, 6.50%, 06/01/21	4,000	4,040
Consol Energy Inc., 8.25%, 04/01/20	1,600	1,676
El Paso LLC, 7.75%, 01/15/32	1,000	1,063
Energy XXI Gulf Coast Inc., 9.25%, 12/15/17 (e)	3,500	3,841
EP Energy LLC, 9.38%, 05/01/20 (e)	5,000	5,650
EXCO Resources Inc., 7.50%, 09/15/18	3,500	3,273
Expro Finance Luxembourg SCA, 8.50%, 12/15/16 (r)	2,144	2,251
Gibson Energy Inc, 6.75%, 07/15/21 (r)	4,000	3,990
Halcon Resources Corp., 9.75%, 07/15/20	4,000	3,990
Linn Energy LLC, 8.63%, 04/15/20 (e)	3,300	3,465
Magnum Hunter Resources Corp., 9.75%, 05/15/20 (r)	2,500	2,538
Midstates Petroleum Co. Inc., 10.75%, 10/01/20 (r)	1,000	1,005
Offshore Group Investment Ltd., 7.50%, 11/01/19 (e)	9,000	9,382
OGX Austria GmbH, 8.50%, 06/01/18 (e) (r)	3,000	945
Peabody Energy Corp., 6.25%, 11/15/21 (e)	3,000	2,895
Penn Virginia Corp., 8.50%, 05/01/20 (r)	2,500	2,425
PetroQuest Energy Inc., 10.00%, 09/01/17	5,000	5,000
Plains Exploration & Production Co., 6.50%, 11/15/20	5,000	5,299
Quicksilver Resources Inc. 2nd Lien Term Loan, 7.00%, 06/12/19 (i)	10,000	9,700
Sabine Pass Liquefaction LLC, 5.63%, 02/01/21 (r)	7,500	7,275
Sabine Pass LNG LP
7.50%, 11/30/16	2,500	2,691
6.50%, 11/01/20 (r)	2,500	2,525
Samson Investment Co., 10.00%, 02/15/20 (e) (r)	4,400	4,637
Sanchez Energy Corp, 7.75%, 06/15/21 (e) (r)	4,600	4,485
SandRidge Energy Inc.
8.75%, 01/15/20	2,000	2,040
7.50%, 03/15/21	4,400	4,202
7.50%, 02/15/23 (e)	1,800	1,710
W&T Offshore Inc., 8.50%, 06/15/19 (e)	6,000	6,195
Walter Energy Inc., 9.88%, 12/15/20 (e) (r)	3,000	2,610
		152,339
FINANCIALS - 2.6%
Abengoa Finance SAU, 8.88%, 11/01/17 (e) (r)	3,200	2,976
Ally Financial Inc., 6.25%, 12/01/17	1,500	1,604
Bank of America Corp., 8.13%, (callable at 100 beginning 05/15/18) (e) (m)	1,000	1,125
Boparan Finance Plc, 9.75%, 04/30/18 (r), EUR	1,000	1,412
Boparan Holdings Ltd., 9.88%, 04/30/18 (r), GBP	1,500	2,458
E*TRADE Financial Corp., 6.00%, 11/15/17	3,000	3,030
International Lease Finance Corp.
8.75%, 03/15/17	2,000	2,228
8.88%, 09/01/17	4,700	5,299
JPMorgan Chase & Co., 7.90%, (callable at 100 beginning 04/30/18) (m)	11,500	12,995
Ladder Capital Finance Holdings LLP, 7.38%, 10/01/17 (r)	300	306
Liberty Mutual Group Inc., 10.75%, 06/15/58 (i) (r)	2,500	3,813

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value

Morgan Stanley, 5.50%, 01/26/20	5,000	5,365
Nuveen Investments Inc., 9.50%, 10/15/20 (r)	4,500	4,477
		47,088
HEALTH CARE - 2.8%
Alere Inc.
7.25%, 07/01/18 (r)	3,800	4,028
6.50%, 06/15/20 (r)	3,300	3,201
Grifols Inc., 8.25%, 02/01/18	1,400	1,505
HCA Inc.
6.50%, 02/15/16 (e)	1,200	1,293
6.50%, 02/15/20	4,300	4,652
7.50%, 02/15/22 (e)	4,100	4,541
5.88%, 05/01/23	5,000	5,000
Kinetic Concepts Inc., 12.50%, 11/01/19 (e)	5,000	5,150
Tenet Healthcare Corp.
9.25%, 02/01/15 (e)	4,800	5,202
8.00%, 08/01/20 (e)	3,404	3,519
Vanguard Health Holding Co. II LLC
8.00%, 02/01/18 (e)	3,700	3,922
7.75%, 02/01/19	1,100	1,166
VPI Escrow Corp., 6.38%, 10/15/20 (r)	3,600	3,560
VPII Escrow Corp., 7.50%, 07/15/21 (r)	3,900	4,036
		50,775
INDUSTRIALS - 2.9%
Algeco Scotsman Global Finance Plc, 8.50%, 10/15/18 (e) (r)	2,500	2,488
Bombardier Inc., 6.13%, 01/15/23 (r)	5,600	5,558
Ceridian Corp., 11.25%, 11/15/15	3,000	3,041
CEVA Group Plc
8.38%, 12/01/17 (f) (q)	4,000	3,153
11.50%, 04/01/18 (f) (q)	3,600	2,300
12.75%, 03/31/20 (f)	2,500	932
CHC Helicopter SA, 9.25%, 10/15/20 (e)	3,500	3,587
Dynacast International LLC, 9.25%, 07/15/19	3,500	3,815
Hertz Corp., 6.75%, 04/15/19	1,100	1,163
Jaguar Holding Co. I, 9.38%, 10/15/17 (e) (r)	3,100	3,240
Laureate Education Inc., 9.25%, 09/01/19 (r)	2,500	2,675
Manitowoc Co. Inc., 9.50%, 02/15/18 (e)	1,000	1,075
Navistar International Corp., 8.25%, 11/01/21 (e)	3,500	3,439
Navistar International Corp. Term Loan B, 5.75%, 08/15/17 (i)	2,488	2,488
Niska Gas Storage US LLC, 8.88%, 03/15/18	2,500	2,594
RBS Global Inc. & Rexnord LLC, 8.50%, 05/01/18 (e)	4,500	4,781
United Rentals North America Inc., 8.38%, 09/15/20 (e)	6,600	7,144
		53,473
INFORMATION TECHNOLOGY - 5.3%
CDW LLC
12.54%, 10/12/17	1,585	1,672
8.50%, 04/01/19	7,000	7,525
First Data Corp.
11.25%, 03/31/16 (e)	12,002	11,732
8.25%, 01/15/21 (r)	15,914	16,232
12.63%, 01/15/21	11,000	11,632
8.75%, 01/15/22 (r)	3,198	3,286
First Data Corp. Extended Term Loan, 4.19%, 03/24/18 (i)	9,123	8,884
Freescale Semiconductor Inc.
10.13%, 12/15/16 (e)	1,060	1,088
10.13%, 03/15/18 (r)	1,473	1,594
9.25%, 04/15/18 (r)	4,000	4,310
8.05%, 02/01/20 (e)	11,500	11,644
10.75%, 08/01/20	7,786	8,565
Infor US Inc., 9.38%, 04/01/19 (e)	1,600	1,734
Sanmina Corp., 7.00%, 05/15/19 (r)	3,500	3,605
SRA International Inc., 11.00%, 10/01/19 (e)	900	927
SRA International Inc. Term Loan, 6.50%, 07/07/18 (i)	4,086	4,053
		98,483
MATERIALS - 2.8%
Cemex Finance LLC, 9.38%, 10/12/22 (r)	1,800	1,962
Cemex SAB de CV, 5.88%, 03/25/19 (e) (r)	2,000	1,940
Cemex SAB de CV
3.25%, 03/15/16 (y)	3,625	4,400
9.00%, 01/11/18 (r) (y)	6,000	6,300
3.75%, 03/15/18 (y)	2,125	2,618
Edgen Murray Corp., 8.75%, 11/01/20 (r)	1,500	1,493
FMG Resources August 2006 Pty Ltd.
7.00%, 11/01/15 (e) (r)	2,100	2,121
6.88%, 02/01/18 (e) (r)	2,500	2,469
8.25%, 11/01/19 (e) (r)	2,750	2,832
HudBay Minerals Inc., 9.50%, 10/01/20 (r)	3,000	2,925
Ineos Finance Plc, 8.38%, 02/15/19 (e) (r)	1,700	1,857
Ineos Group Holdings Plc, 7.88%, 02/15/16 (r), EUR	2,189	2,853
Inmet Mining Corp., 8.75%, 06/01/20 (r)	3,600	3,681
Kerling Plc, 10.63%, 02/01/17 (r), EUR	3,600	4,885
Molycorp Inc., 10.00%, 06/01/20	5,000	4,850
Orion Engineered Carbons Bondco GmbH, 10.00%, 06/15/18 (e), EUR	3,150	4,479
		51,665
TELECOMMUNICATION SERVICES - 2.8%
CommScope Holding Co. Inc., 6.63%, 06/01/20 (r)	2,200	2,101
Cricket Communications Inc., 7.75%, 10/15/20 (e)	6,500	6,240
Frontier Communications Corp.
8.50%, 04/15/20	900	992
9.25%, 07/01/21	3,000	3,428
7.13%, 01/15/23 (e)	2,200	2,189
MetroPCS Wireless Inc., 6.63%, 04/01/23 (r)	7,500	7,631
NII Capital Corp., 7.63%, 04/01/21 (e)	2,500	1,944
Sprint Nextel Corp.
9.13%, 03/01/17	3,300	3,795
8.38%, 08/15/17	90	101
9.00%, 11/15/18 (r)	7,500	8,775
7.00%, 08/15/20 (e)	5,000	5,250
11.50%, 11/15/21	7,500	9,975
		52,421
UTILITIES - 1.3%
Calpine Corp.
7.88%, 07/31/20 (r)	799	867
7.50%, 02/15/21 (r)	4,928	5,261
7.88%, 01/15/23 (r)	2,700	2,903
GenOn Energy Inc., 7.88%, 06/15/17	5,000	5,312
InterGen NV, 7.00%, 06/30/23 (r)	10,000	9,750
		24,093
Total Corporate Bonds and Notes (cost $678,688)		704,116

OTHER EQUITY INTERESTS - 0.0%
Dynegy Holdings LLC (f) (q) (u)	11,000	—
Dynegy Holdings LLC (f) (q) (u)	4,750	—
Dynegy Holdings LLC (f) (q) (u)	3,500	—
General Motors Co. (f) (u)	100	1
SuperMedia Inc. Escrow Litigation Trust (f) (q) (u)	868	—
Total Other Equity Interests (cost $14)		1

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
SHORT TERM INVESTMENTS - 15.2%

Investment Companies - 5.1%
JNL Money Market Fund, 0.01% (a) (h)	94,326	94,326

Securities Lending Collateral - 10.1%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	185,671	185,671
Total Short Term Investments (cost $279,997)		279,997

Total Investments - 110.6% (cost $1,957,008)		2,040,088
Other Assets and Liabilities, Net - (10.6%)		(195,245)
Total Net Assets - 100.0%		$1,844,843

JNL/Franklin Templeton Mutual Shares Fund

Portfolio Composition:	Percentage of Total Investments
Financials	16.9%
Consumer Staples	13.8
Information Technology	11.5
Energy	11.1
Health Care	11.0
Consumer Discretionary	9.9
Industrials	5.0
Materials	4.8
Utilities	3.5
Telecommunication Services	2.6
Other Equity Interests	1.3
Non-U.S. Government Agency ABS	0.1
Short Term Investments	8.5
Total Investments	100.0%

	Shares/Par (p)	Value
COMMON STOCKS - 87.4%

CONSUMER DISCRETIONARY - 8.0%
British Sky Broadcasting Group Plc	679	$8,178
Comcast Corp. - Special Class A	55	2,190
General Motors Co. (c)	319	10,612
Kohl’s Corp.	150	7,572
News Corp. - Class B	586	19,239
Reed Elsevier Plc	1,116	12,694
Time Warner Cable Inc.	100	11,238
Tribune Co. - Class A (c)	60	3,435
Tribune Co. - Class B (c)	23	1,280
		76,438
CONSUMER STAPLES - 13.9%
Altria Group Inc.	281	9,842
Avon Products Inc.	375	7,882
British American Tobacco Plc	329	16,857
Coca-Cola Enterprises Inc.	180	6,331
CVS Caremark Corp.	363	20,760
Dr. Pepper Snapple Group Inc.	134	6,163
Imperial Tobacco Group Plc	397	13,759
Kroger Co.	467	16,122
Lorillard Inc.	223	9,746
Pernod-Ricard SA	46	5,114
Philip Morris International Inc.	63	5,459
Wal-Mart Stores Inc.	65	4,876
Walgreen Co.	219	9,688
		132,599
ENERGY - 11.2%
Apache Corp.	182	15,276
Baker Hughes Inc.	226	10,417
BG Group Plc	425	7,221
BP Plc	1,063	7,381
CONSOL Energy Inc.	305	8,253
Ensco Plc - Class A	71	4,143
Marathon Oil Corp.	480	16,603
Murphy Oil Corp.	111	6,739
Petroleo Brasileiro SA - Petrobras - ADR	285	3,824
Prime AET&D Holdings No. 1 Pty Ltd. (c) (f)	402	—
Royal Dutch Shell Plc - Class A	461	14,719
Transocean Ltd.	216	10,353
WPX Energy Inc. (c)	64	1,204
		106,133
FINANCIALS - 17.0%
ACE Ltd.	162	14,452
Alexander’s Inc.	8	2,349
Alleghany Corp. (c)	25	9,662
American International Group Inc. (c)	464	20,756
Bond Street Holding LLC - Class A (c) (f) (r)	41	569
Canary Wharf Group Plc (c) (f)	405	1,730
CIT Group Inc. (c)	120	5,609
Citigroup Inc.	234	11,222
CNO Financial Group Inc.	97	1,257
Columbia Banking System Inc.	30	717
Forestar Group Inc. (c)	60	1,198
Guaranty Bancorp	10	110
ING Groep NV - CVA (c)	663	6,058
JPMorgan Chase & Co.	145	7,666
KB Financial Group Inc.	154	4,565
MetLife Inc.	255	11,652
Morgan Stanley	393	9,600
NYSE Euronext	139	5,759
PNC Financial Services Group Inc.	236	17,236
Societe Generale - Class A	122	4,188
SunTrust Banks Inc.	120	3,793
Wells Fargo & Co.	139	5,720
White Mountains Insurance Group Ltd.	17	9,852
Zurich Financial Services AG	23	5,998
		161,718
HEALTH CARE - 11.1%
CIGNA Corp.	241	17,438
Eli Lilly & Co.	74	3,654
Hospira Inc. (c)	117	4,477
Medtronic Inc.	376	19,357
Merck & Co. Inc.	627	29,117
Pfizer Inc.	148	4,142
Pfizer Inc.	112	3,142
Stryker Corp.	60	3,876
Teva Pharmaceutical Industries Ltd. - ADR	260	10,183
UnitedHealth Group Inc.	10	686
WellPoint Inc.	102	8,366
Zoetis Inc. - Class A	35	1,092
		105,530
INDUSTRIALS - 4.3%
A P Moller - Maersk A/S - Class B	1	9,593
Caterpillar Inc.	69	5,665
Federal Signal Corp. (c)	96	836
Fiat Industrial SpA	383	4,266
Huntington Ingalls Industries Inc.	118	6,676
Oshkosh Corp. (c)	137	5,217
Raytheon Co.	68	4,468
Stanley Black & Decker Inc.	61	4,697
		41,418
INFORMATION TECHNOLOGY - 11.6%
Apple Inc.	46	18,331

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Cisco Systems Inc.	564	13,705
Dell Inc.	603	8,046
Google Inc. - Class A (c)	5	4,768
Hewlett-Packard Co.	390	9,673
Microsoft Corp.	772	26,643
Symantec Corp.	411	9,225
TE Connectivity Ltd.	195	8,877
Xerox Corp.	1,222	11,084
		110,352
MATERIALS - 4.9%
Anglo American Plc	262	5,043
Domtar Corp.	33	2,204
Freeport-McMoRan Copper & Gold Inc. (e)	466	12,872
International Paper Co.	254	11,273
Linde AG	17	3,108
MeadWestvaco Corp.	198	6,758
ThyssenKrupp AG (c)	256	5,016
		46,274
TELECOMMUNICATION SERVICES - 1.8%
Vodafone Group Plc	5,929	16,990

UTILITIES - 2.3%
Entergy Corp.	57	3,986
Exelon Corp.	197	6,091
GDF Suez	208	4,084
NRG Energy Inc.	278	7,420
		21,581
Total Common Stocks (cost $699,311)		819,033

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.1%
American Airlines Pass-Through Trust
10.38%, 07/02/19	$123	130
8.63%, 10/15/21	520	553
Total Non-U.S. Government Agency Asset-Backed Securities (cost $674)		683

CORPORATE BONDS AND NOTES - 4.8%

CONSUMER DISCRETIONARY - 1.9%
Caesars Entertainment Operating Co. 1st Lien Term Loan B, 5.44%, 01/28/18 (i)	1,648	1,454
Cengage Learning Inc. Term Loan, 2.70%, 07/03/14 (c) (d)	3,506	2,625
Clear Channel Communications Inc., 9.00%, 12/15/19 (r)	6,741	6,539
Clear Channel Communications Inc. Term Loan B, 3.85%, 01/29/16 (i)	5,247	4,785
Clear Channel Communications Inc. Term Loan C, 3.85%, 01/29/16 (i)	563	505
Harrahs Operating Co. Inc. Extended Term Loan B, 4.44%, 01/28/18 (i)	260	223
Hilton Worldwide Inc. Term Loan F, 4.44%, 11/12/15 (i)	654	641
Hilton Worldwide Inc. Term Loan G, 4.69%, 11/12/15 (i)	1,177	1,154
		17,926
FINANCIALS - 0.0%
Tropicana Entertainment LLC, 9.63%, 12/15/14 (c) (d) (f)	1,130	—

INDUSTRIALS - 0.7%
American Airlines Inc.
7.50%, 03/15/16 (c) (d) (r)	5,735	6,667
13.00%, 08/01/16	48	51
		6,718
TELECOMMUNICATION SERVICES - 0.9%
Avaya Inc.
7.00%, 04/01/19 (r)	2,181	1,968
10.50%, 03/01/21 (r)	3,444	2,609
Avaya Inc. Term Loan B-3, 6.95%, 10/26/17 (i)	2,684	2,347
Avaya Inc. Term Loan B-5, 8.00%, 03/31/18 (i)	904	846
Wind Acquisition Finance SA, 11.75%, 07/15/17 (q), EUR	409	553
		8,323
UTILITIES - 1.3%
Energy Future Intermediate Holding Co. LLC, 11.00%, 10/01/21	486	521
Texas Competitive Electric Holdings Co. LLC
10.25%, 11/01/15	5,763	533
11.50%, 10/01/20 (r)	4,182	3,126
Texas Competitive Electric Holdings Co. LLC Term Loan, 4.69%, 10/10/17 (i)	11,682	8,140
		12,320
Total Corporate Bonds and Notes (cost $46,971)		45,287

OTHER EQUITY INTERESTS - 1.3%
Lehman Brothers Holdings Inc. Bankruptcy Claims (f) (u)	27,190	11,828
Tribune Co. Litigation Interests (f) (u)	67	—
Wind Acquisition Finance SA (r) (u)	140	146
Total Other Equity Interests (cost $12,162)		11,974

SHORT TERM INVESTMENTS - 8.5%

Investment Companies - 8.5%
JNL Money Market Fund, 0.01% (a) (h)	80,954	80,954

Securities Lending Collateral - 0.0%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	—	—
Total Short Term Investments (cost $80,954)		80,954

Total Investments - 100.8% (cost $840,072)		957,931
Other Assets and Liabilities, Net - (0.8%)		(7,605)
Total Net Assets - 100.0%		$950,326

JNL/Franklin Templeton Small Cap Value Fund

Portfolio Composition:	Percentage of Total Investments
Industrials	32.6%
Consumer Discretionary	22.4
Financials	12.2
Materials	10.1
Energy	9.6
Health Care	3.5
Information Technology	3.3
Utilities	0.6
Short Term Investments	5.7
Total Investments	100.0%

	Shares/Par (p)	Value
COMMON STOCKS - 95.6%

CONSUMER DISCRETIONARY - 22.7%
Autoliv Inc. (e)	55	$4,256
Brown Shoe Co. Inc.	486	10,464

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Brunswick Corp.	221	7,071
Cato Corp. - Class A	193	4,807
Drew Industries Inc.	110	4,333
GameStop Corp. - Class A (e)	270	11,352
Gentex Corp.	380	8,752
Group 1 Automotive Inc. (e)	197	12,641
Harman International Industries Inc.	167	9,024
Hillenbrand Inc.	312	7,390
Hooker Furniture Corp.	40	646
Jos. A. Bank Clothiers Inc. (c) (e)	149	6,144
La-Z-Boy Inc.	526	10,666
M/I Homes Inc. (c)	201	4,622
Maidenform Brands Inc. (c)	535	9,270
MDC Holdings Inc.	98	3,170
Men’s Wearhouse Inc.	357	13,505
Pep Boys-Manny Moe & Jack (c) (e)	457	5,292
Regis Corp.	407	6,688
Thor Industries Inc.	370	18,202
West Marine Inc. (c)	406	4,467
Winnebago Industries Inc. (c)	189	3,975
		166,737
ENERGY - 9.7%
Atwood Oceanics Inc. (c)	179	9,317
Bristow Group Inc.	196	12,816
Energen Corp.	133	6,966
Helix Energy Solutions Group Inc. (c)	427	9,847
Oil States International Inc. (c)	77	7,161
Rowan Cos. Plc - Class A (c)	140	4,773
Tidewater Inc.	208	11,873
Unit Corp. (c)	196	8,333
		71,086
FINANCIALS - 12.4%
Arthur J Gallagher & Co.	86	3,735
Aspen Insurance Holdings Ltd.	201	7,451
Assurant Inc.	41	2,067
Chemical Financial Corp. (e)	130	3,379
Hanover Insurance Group Inc.	165	8,054
HCC Insurance Holdings Inc.	117	5,057
Montpelier Re Holdings Ltd.	265	6,615
OFG Bancorp (e)	164	2,961
Old Republic International Corp.	623	8,018
Peoples Bancorp Inc.	50	1,054
Protective Life Corp.	395	15,187
RLI Corp.	3	260
StanCorp Financial Group Inc.	275	13,578
TrustCo Bank Corp.	1,223	6,654
Validus Holdings Ltd.	191	6,900
		90,970
HEALTH CARE - 3.5%
Hill-Rom Holdings Inc.	223	7,507
STERIS Corp.	250	10,709
Teleflex Inc.	102	7,935
		26,151
INDUSTRIALS - 33.1%
AAR Corp.	602	13,236
Apogee Enterprises Inc.	330	7,920
Applied Industrial Technologies Inc.	161	7,776
Astec Industries Inc.	190	6,519
Brady Corp. - Class A	201	6,177
Briggs & Stratton Corp.	313	6,201
Carlisle Cos. Inc.	160	9,982
CIRCOR International Inc.	121	6,131
EMCOR Group Inc.	128	5,211
EnerSys	103	5,061
EnPro Industries Inc. (c) (e)	176	8,934
Franklin Electric Co. Inc.	226	7,588
General Cable Corp.	91	2,783
Genesee & Wyoming Inc. - Class A (c)	103	8,696
Gibraltar Industries Inc. (c)	253	3,687
Granite Construction Inc.	338	10,044
Insperity Inc.	175	5,315
Kaydon Corp.	252	6,954
Kennametal Inc.	230	8,915
Lincoln Electric Holdings Inc.	217	12,405
McGrath RentCorp	297	10,135
Mine Safety Appliances Co.	186	8,663
Mueller Industries Inc.	111	5,588
Nordson Corp.	30	2,079
Pentair Ltd.	87	5,013
Powell Industries Inc. (c)	113	5,831
Schawk Inc. - Class A	323	4,238
Simpson Manufacturing Co. Inc.	210	6,190
SkyWest Inc. (e)	530	7,174
Trinity Industries Inc.	341	13,093
Universal Forest Products Inc.	257	10,239
Wabash National Corp. (c)	809	8,239
Watts Water Technologies Inc. - Class A	152	6,905
		242,922
INFORMATION TECHNOLOGY - 3.4%
Benchmark Electronics Inc. (c)	507	10,189
Cohu Inc.	165	2,064
Ingram Micro Inc. - Class A (c)	232	4,398
Multi-Fineline Electronix Inc. (c)	118	1,746
Rofin-Sinar Technologies Inc. (c)	259	6,447
		24,844
MATERIALS - 10.3%
A. Schulman Inc.	366	9,827
AptarGroup Inc.	51	2,832
Cabot Corp.	288	10,781
Carpenter Technology Corp.	80	3,605
HB Fuller Co.	214	8,087
Reliance Steel & Aluminum Co.	151	9,926
RPM International Inc.	337	10,770
Sensient Technologies Corp.	259	10,482
Steel Dynamics Inc.	609	9,085
Stepan Co.	3	139
		75,534
UTILITIES - 0.5%
NV Energy Inc.	175	4,105
Total Common Stocks (cost $579,489)		702,349

SHORT TERM INVESTMENTS - 5.8%

Investment Companies - 4.2%
JNL Money Market Fund, 0.01% (a) (h)	30,906	30,906

Securities Lending Collateral - 1.6%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	11,589	11,589
Total Short Term Investments (cost $42,495)		42,495

Total Investments - 101.4% (cost $621,984)		744,844
Other Assets and Liabilities, Net - (1.4%)		(10,155)
Total Net Assets - 100.0%		$734,689

See accompanying Notes to Financial Statements.

JNL/Goldman Sachs Emerging Markets Debt Fund

Portfolio Composition:	Percentage of Total Investments
Government Securities	54.9%
Financials	17.7
Energy	6.2
Telecommunication Services	2.9
Industrials	2.1
Utilities	2.0
Consumer Staples	1.8
Materials	1.4
Consumer Discretionary	1.0
Health Care	0.1
Information Technology	0.1
Short Term Investments	9.8
Total Investments	100.0%

	Shares/Par (p)	Value
CORPORATE BONDS AND NOTES - 36.2%

CONSUMER DISCRETIONARY - 1.0%
Golden Eagle Retail Group Ltd., 4.63%, 05/21/23 (r)	$400	$348
Grupo Televisa SAB, 7.25%, 05/14/43, MXN	45,770	2,996
Hyva Global BV, 8.63%, 03/24/16	640	602
Metalsa SA de CV, 4.90%, 04/24/23 (r)	1,840	1,748
New Cotai LLC, 10.63%, 05/01/19 (r)	250	245
Ottawa Holdings Pte Ltd., 5.88%, 05/16/18 (r)	725	616
Peermont Global Pty Ltd., 7.75%, 04/30/14, EUR	970	1,244
Studio City Finance Ltd.
8.50%, 12/01/20	250	267
8.50%, 12/01/20 (r)	890	952
		9,018
CONSUMER STAPLES - 1.8%
Ajecorp BV
6.50%, 05/14/22 (r)	1,080	1,099
6.50%, 05/14/22 (e)	1,100	1,120
Anadolu Efes Biracilik Ve Malt Sanayii A/S, 3.38%, 11/01/22 (r)	2,810	2,417
Arcos Dorados BV, 7.50%, 10/01/19	2,229	2,377
Central American Bottling Corp.
6.75%, 02/09/22 (r)	70	74
6.75%, 02/09/22	1,510	1,585
Corp. Lindley SA, 6.75%, 11/23/21 (e)	2,675	2,909
ESAL GmbH, 6.25%, 02/05/23 (e) (r)	730	666
Marfrig Holding Europe BV, 9.88%, 07/24/17	220	221
MHP SA, 8.25%, 04/02/20 (r)	530	472
Raizen Fuels Finance Ltd., 9.50%, 08/15/14	2,250	2,398
USJ Acucar e Alcool SA, 9.88%, 11/09/19 (e) (r)	750	743
		16,081
ENERGY - 6.4%
Berau Capital Resources Pte Ltd., 12.50%, 07/08/15	900	965
China Oil & Gas Group Ltd., 5.25%, 04/25/18 (r)	633	624
CNOOC Finance 2013 Ltd., 3.00%, 05/09/23	2,536	2,289
CNPC General Capital Ltd.
3.95%, 04/19/22	765	739
3.40%, 04/16/23 (r)	1,560	1,432
Dolphin Energy Ltd., 5.50%, 12/15/21	6,920	7,474
Ecopetrol SA, 7.63%, 07/23/19	1,150	1,360
EDC Finance Ltd., 4.88%, 04/17/20 (r)	1,490	1,363
Gazprom Neft OAO Via GPN Capital SA, 4.38%, 09/19/22	2,100	1,923
Gazprom OAO Via Gaz Capital SA
6.51%, 03/07/22	880	931
4.95%, 07/19/22 (e)	3,950	3,782
KazMunayGas National Co JSC, 5.75%, 04/30/43 (q)	850	752
Lukoil International Finance BV
6.36%, 06/07/17	520	576
7.25%, 11/05/19	900	1,009
6.13%, 11/09/20	200	210
4.56%, 04/24/23 (r)	360	335
4.56%, 04/24/23	620	577
OGX Austria GmbH, 8.38%, 04/01/22 (e)	1,100	319
Pacific Rubiales Energy Corp., 5.13%, 03/28/23 (r)	2,100	1,984
Petroleos de Venezuela SA
5.25%, 04/12/17	2,310	1,883
5.38%, 04/12/27	650	393
Petroleos Mexicanos, 7.65%, 11/24/21 (r), MXN	42,330	3,456
PTT PCL, 3.38%, 10/25/22 (e)	810	735
PTTEP Canada International Finance Ltd., 5.69%, 04/05/21	3,192	3,411
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.30%, 09/30/20	2,550	2,741
Reliance Holdings USA Inc., 5.40%, 02/14/22	2,100	2,133
Rosneft Oil Co. via Rosneft International Finance Ltd.
3.15%, 03/06/17 (r)	1,050	1,034
4.20%, 03/06/22 (r)	5,080	4,707
Sea Trucks Group, 9.00%, 03/26/18 (q)	200	193
Sibur Securities Ltd., 3.91%, 01/31/18	850	786
Talent Yield Investments Ltd., 4.50%, 04/25/22	670	652
TNK-BP Finance SA
6.63%, 03/20/17	260	282
7.88%, 03/13/18	370	421
Transportadora de Gas del Peru SA, 4.25%, 04/30/28 (r)	680	602
Transportadora de Gas Internacional SA ESP, 5.70%, 03/20/22 (e)	3,720	3,841
		55,914
FINANCIALS - 18.2%
ADCB Finance Cayman Ltd., 4.50%, 03/06/23	2,600	2,548
Alliance Bank JSC, 10.50%, 03/25/17	490	298
Banco Continental SAECA, 8.88%, 10/15/17	580	619
Banco Davivienda SA, 2.95%, 01/29/18 (e) (r)	670	633
Banco de Bogota SA, 5.00%, 01/15/17	1,360	1,408
Banco de Credito del Peru
4.25%, 04/01/23 (r)	120	111
4.25%, 04/01/23	2,422	2,234
6.13%, 04/24/27 (i) (r)	1,130	1,144
Banco de Credito e Inversiones, 3.00%, 09/13/17 (e)	5,910	5,793
Banco do Brasil SA, 3.88%, 10/10/22	1,195	1,047
Banco do Estado do Rio Grande do Sul SA
7.38%, 02/02/22 (r)	2,130	2,194
7.38%, 02/02/22	360	371
Banco Santander Brasil SA, 8.00%, 03/18/16 (r), BRL	5,220	2,129
Bancolombia SA, 5.95%, 06/03/21 (e)	4,050	4,303
Bank of Thailand, 3.22%, 03/01/16, THB	87,900	2,851
Barclays Bank Plc Credit Linked Note (Indonesia Government, 10.00%, 07/15/17, Moody’s rating Baa3) (q), IDR	82,000,000	9,264
BBVA Banco Continental SA, 3.25%, 04/08/18 (r)	1,300	1,264
BTA Bank JSC, 5.50%, 12/21/22	680	490
Champion MTN Ltd., 3.75%, 01/17/23	2,530	2,197

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
China Merchants Finance Co. Ltd., 5.00%, 05/04/22 (e)	1,320	1,304
Chinatrust Commercial Bank Hong Kong, 5.63%, (callable at 100 beginning 03/17/15) (m)	1,170	1,152
Citigroup Funding Inc. Credit Linked Note (Colombian Government Bond, 10.00%, 07/24/24, Moody’s rating N/A) (r), COP	1,642,000	1,154
Citigroup Funding Inc. Credit Linked Note (Colombian Government Bond, 11.00%, 07/24/20, Moody’s rating N/A) (r), COP	4,514,000	2,864
Citigroup Funding Inc. Credit Linked Note (Colombian Government Bond, 11.25%, 10/24/18, Moody’s rating N/A) (r), COP	10,289,000	6,483
Citigroup Funding Inc. Credit Linked Note (Colombian Government Bond, 11.25%, 10/24/18, Moody’s rating N/A) (r), COP	9,263,000	5,836
Citigroup Funding Inc. Credit Linked Note (Federal Republic of Nigeria, 15.10%, 05/01/17, Moody’s rating N/A) (q), NGN	105,000	674
Citigroup Inc. Credit Linked Note (Federal Republic of Nigeria, 16.00%, 07/03/2019, Moody’s rating N/A) (q), NGN	115,000	760
Citigroup Inc. Credit Linked Note (Federal Republic of Nigeria, 10.00%, 07/27/2030, Moody’s rating N/A) (q), NGN	276,000	1,317
Corp. Financiera de Desarrollo SA, 4.75%, 02/08/22	1,520	1,497
CorpGroup Banking SA, 6.75%, 03/15/23 (r)	1,330	1,339
Country Garden Holdings Co. Ltd., 11.13%, 02/23/18	790	857
Credit Suisse Nassau Credit Linked Note (Nota do Tesouro Nacional, 10.00%, 01/01/14, Moody’s rating Baa2) (r), BRL	2,411	1,082
Credit Suisse Nassau Credit Linked Note (Nota Do Tesouro Nacional, 6.00%, 08/15/40, Moody’s rating N/A) (q), BRL	3,300	3,759
Credit Suisse Nassau Credit Linked Note (Nota Do Tesouro Nacional, 6.00%, 08/15/40, Moody’s rating N/A), BRL	2,370	2,700
Deutsche Bank AG Credit Linked Note (Federal Republic of Nigeria, 0.00%, 02/06/14, Moody’s rating N/A) (j) (q), NGN	502,000	2,842
Deutsche Bank AG Credit Linked Note (Federal Republic of Nigeria, 0.00%, 03/10/14, Moody’s rating N/A) (j) (r), NGN	90,000	504
Deutsche Bank AG Credit Linked Note (Federal Republic of Nigeria, 0.00%, 03/24/14, Moody’s rating N/A) (j) (r), NGN	90,000	501
Deutsche Bank AG Credit Linked Note (Indonesia Government, 10.75%, 05/15/16, Moody’s rating Baa3) (q), IDR	20,500,000	2,308
Deutsche Bank AG Credit Linked Note (Indonesia Government, 7.00%, 05/15/27, Moody’s rating Baa3) (q), IDR	17,900,000	1,707
Deutsche Bank AG Credit Linked Note (Indonesia Government, 8.25%, 06/15/32, Moody’s rating Baa3), IDR	13,600,000	1,412
Deutsche Bank AG Credit Linked Note (Indonesia Government, 8.25%, 07/15/21, Moody’s rating Baa3), IDR	84,000,000	9,102
Dubai Holding Commercial Operations Ltd., 6.00%, 02/01/17, GBP	750	1,106
Evergrande Real Estate Group Ltd., 13.00%, 01/27/15	900	927
Fita International Ltd., 7.00%, 02/10/20	231	244
Franshion Development Ltd., 6.75%, 04/15/21	882	860
General Electric Capital Corp., 8.50%, 04/06/18, MXN	65,000	5,618
Hero Asia Investment Ltd., 5.25%, (callable at 100 beginning 12/07/15) (m)	650	642
HSBC Bank Plc Credit Linked Note (Federal Republic of Nigeria, 16.00%, 06/29/2019, Moody’s rating N/A) (q), NGN	292,000	1,930
HSBC Credit Linked Note (Federal Republic of Nigeria, 0.00%, 08/08/13, Moody’s rating N/A) (j) (r), NGN	275,000	1,668
HSBC Credit Linked Note (Federal Republic of Nigeria, 7.00%, 10/23/19, Moody’s rating N/A) (r), NGN	97,580	432
JPMorgan Chase & Co. Credit Linked Note (Federal Republic of Brazil, 10.00%, 01/01/18, Moody’s rating N/A)	10,720	4,643
JPMorgan Chase & Co. Credit Linked Note (Federal Republic of Nigeria, 16.00%, 06/29/19, Moody’s rating N/A), NGN	399,700	2,641
JPMorgan Chase & Co. Credit Linked Note (Indonesia Government, 10.00%, 07/18/17, Moody’s rating N/A) (r), IDR	65,000,000	7,348
JPMorgan Chase & Co. Credit Linked Note (Indonesia Government, 10.75%, 05/17/16, Moody’s rating N/A) (r), IDR	86,000,000	9,558
JPMorgan Chase & Co. Credit Linked Note (Indonesia Government, 11.00%, 11/15/20, Moody’s rating Baa3) (q), IDR	20,000,000	2,516
JPMorgan Chase & Co. Credit Linked Note (Indonesia Government, 6.13%, 05/17/28, Moody’s rating N/A) (r), IDR	38,650,000	3,379
JPMorgan Chase & Co. Credit Linked Note (Indonesia Government, 6.63%, 05/15/33, Moody’s rating Baa3) (r), IDR	46,000,000	4,027
JPMorgan Chase & Co. Credit Linked Note (Indonesia Government, 6.63%, 07/17/33, Moody’s rating N/A) (r), IDR	22,982,000	2,012
Peru Enhanced Pass-Through Finance Ltd.
0.00%,05/31/18 (j)	549	492
0.00%,06/02/25 (f) (j)	1,007	641
Sberbank of Russia Via SB Capital SA, 6.13%, 02/07/22 (q)	1,570	1,639
Schahin II Finance Co SPV Ltd., 5.88%, 09/25/22	736	729
Sibur Securities Ltd., 3.91%, 01/31/18 (r)	2,180	2,016
Soho China Ltd., 7.13%, 11/07/22	600	535
Sun Hung Kai Properties Capital Market Ltd., 4.50%, 02/14/22 (e)	3,220	3,172
Tenedora Nemak SA de CV, 5.50%, 02/28/23 (e) (r)	800	758
Theta Capital Pte Ltd., 7.00%, 05/16/19	895	882
Turkiye Vakiflar Bankasi Tao, 3.75%, 04/15/18 (r)	5,170	4,860
Uralkali OJSC, 3.72%, 04/30/18 (r)	1,550	1,489
Wharf Finance Ltd., 4.63%, 02/08/17 (e)	960	1,000
		159,816
HEALTH CARE - 0.1%
CFR International SpA
5.13%, 12/06/22 (r)	950	931
5.13%, 12/06/22	380	372
		1,303
INDUSTRIALS - 2.2%
Aeropuertos Dominicanos Siglo XXI SA, 9.25%, 11/13/19 (r)	1,250	1,253
Andrade Gutierrez International SA, 4.00%, 04/30/18 (r)	740	696

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
BC Luxco 1 SA, 7.38%, 01/29/20	1,170	1,128
COSCO Finance 2011 Ltd., 4.00%, 12/03/22	1,200	1,049
Global A&T Electronics Ltd., 10.00%, 02/01/19 (e) (r)	1,075	1,091
Grupo KUO SAB De CV, 6.25%, 12/04/22 (r)	660	676
Hainan Airlines Hong Kong Co. Ltd., 3.63%, 02/07/20	2,040	1,912
Metropolitan Light International Ltd., 5.25%, 01/17/18	1,260	1,174
Noble Group Ltd., 6.75%, 01/29/20	231	235
Sparkle Assets Ltd., 6.88%, 01/30/20	1,300	1,233
Transnet SOC Ltd.
10.50%, 09/17/20, ZAR	17,000	1,913
10.80%, 11/06/23, ZAR	7,000	814
8.90%, 11/14/27, ZAR	57,000	5,744
		18,918
INFORMATION TECHNOLOGY - 0.1%
Rolta LLC, 10.75%, 05/16/18 (r)	625	584

MATERIALS - 1.5%
Cemex Finance LLC, 9.38%, 10/12/22 (r)	1,700	1,853
Eldorado Gold Corp., 6.13%, 12/15/20 (r)	2,280	2,200
Ferrexpo Finance Plc, 7.88%, 04/07/16	320	295
Fosun International Ltd., 7.50%, 05/12/16	690	697
Grupo Cementos de Chihuahua SAB de CV, 8.13%, 02/08/20 (r)	250	257
Metinvest BV, 8.75%, 02/14/18 (e)	1,400	1,302
Phosagro OAO via Phosagro Bond Funding Ltd.
4.20%, 02/13/18 (e) (r)	1,430	1,408
4.20%, 02/13/18 (e)	970	955
Sociedad Quimica y Minera de Chile SA, 3.63%, 04/03/23 (r)	470	437
Vedanta Resources PLC, 7.13%, 05/31/23 (e) (r)	2,550	2,410
Yingde Gases Investment Ltd., 8.13%, 04/22/18 (r)	1,280	1,242
		13,056
TELECOMMUNICATION SERVICES - 2.8%
Altice Financing SA, 7.88%, 12/15/19	200	209
Altice Finco SA, 9.88%, 12/15/20	430	460
America Movil SAB de CV
6.45%, 12/05/22, MXN	27,320	2,042
8.46%, 12/18/36, MXN	37,600	2,875
Bharti Airtel International Netherlands BV, 5.13%, 03/11/23 (r)	2,730	2,481
Colombia Telecomunicaciones SA ESP, 5.38%, 09/27/22 (e)	500	473
Digicel Group Ltd., 8.25%, 09/30/20	3,260	3,374
Empresa de Telecomunicaciones de Bogota, 7.00%, 01/17/23 (r), COP	2,208,000	1,086
Indosat Palapa Co. BV, 7.38%, 07/29/20	184	197
Millicom International Cellular SA, 4.75%, 05/22/20 (r)	1,110	1,055
MTS International Funding Ltd., 8.63%, 06/22/20	1,790	2,103
PCCW Capital No 4 Ltd., 5.75%, 04/17/22	750	757
TBG Global Pte Ltd., 4.63%, 04/03/18 (e) (r)	325	310
Telefonica Celular del Paraguay SA, 6.75%, 12/13/22	800	830
VimpelCom Holdings BV
5.20%, 02/13/19 (r)	1,090	1,063
7.50%, 03/01/22 (e)	5,290	5,475
		24,790
UTILITIES - 2.1%
AES Gener SA, 5.25%, 08/15/21	2,520	2,599
Cheung Kong Infrastructure Holdings Ltd., 7.00%, (callable at 100 beginning 02/27/14) (m)	925	930
E.CL SA, 5.63%, 01/15/21	1,980	2,056
Empresa de Energia de Bogota SA, 6.13%, 11/10/21 (e) (r)	2,820	2,919
Empresas Publicas de Medellin ESP
7.63%, 07/29/19	930	1,065
8.38%, 02/01/21, COP	258,000	144
Energy Development Corp., 6.50%, 01/20/21	2,000	2,145
Israel Electric Corp. Ltd.
5.63%, 06/21/18 (r)	1,180	1,196
7.25%, 01/15/19 (e)	1,500	1,597
7.75%, 12/15/27	250	266
Mexico Generadora de Energia S de rl, 5.50%, 12/06/32 (q)	830	780
SPI Australia Assets Pty Ltd., 3.30%, 04/09/23	2,340	2,112
Star Energy Geothermal Wayang Windu Ltd., 6.13%, 03/27/20	200	191
		18,000
Total Corporate Bonds and Notes (cost $342,922)		317,480

GOVERNMENT AND AGENCY OBLIGATIONS - 56.6%

GOVERNMENT SECURITIES - 56.6%
Sovereign - 48.2%
AHML Finance Ltd., 7.75%, 02/13/18 (e) (r), RUB	165,700	4,938
Bank of Thailand, 2.95%, 01/14/16, THB	71,560	2,306
Bonos del Banco Central de Chile, 6.00%, 02/01/21, CLP	610,000	1,253
Bonos del Banco Central de Chile en Pesos, 6.00%, 03/01/22, CLP	905,000	1,864
Bonos Tesoreria Pesos, 6.00%, 01/01/22, CLP	875,000	1,796
Brazil Letras do Tesouro Nacional, 0.00%, 01/01/14 (j), BRL	13,234	5,672
Brazil Minas SPE via State of Minas Gerais, 5.33%, 02/15/28 (e) (r)	1,120	1,086
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/14 - 01/01/23 , BRL	45,291	19,294
Chile Government International Bond, 6.00%, 01/01/18 - 01/01/20 (r), CLP	915,000	1,855
Colombia Government International Bond
4.38%, 03/21/23, COP	324,000	148
9.85%, 06/28/27, COP	1,695,000	1,159
Colombia TES
8.00%, 10/28/15, COP	8,015,200	4,416
7.00%, 05/04/22, COP	17,082,500	8,929
10.00%, 07/24/24, COP	1,943,000	1,268
6.00%, 04/28/28, COP	4,176,200	1,914
Costa Rica Government International Bond, 5.63%, 04/30/43 (r)	520	471
Dominican Republic International Bond
14.00%, 10/18/19 (f) (r), DOP	24,730	697
16.95%, 02/04/22, DOP	155,900	4,764
14.50%, 02/10/23 (f) (r), DOP	56,000	1,592
14.50%, 02/10/23 (f), DOP	16,200	460
5.88%, 04/18/24 (r)	2,750	2,647
18.50%, 02/04/28 (f) (r), DOP	149,800	5,120
18.50%, 02/04/28 (f), DOP	5,000	171
Financing of Infrastrucural Projects State Enterprise, 9.00%, 12/07/17	780	741
Honduras Government International Bond, 7.50%, 03/15/24	770	662
Hungary Government Bond
8.00%, 02/12/15, HUF	2,595,040	12,058
7.75%, 08/24/15, HUF	1,539,100	7,216
6.75%, 02/24/17, HUF	828,300	3,848

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Indonesia Government Bond
7.38%, 09/15/16, IDR	59,070,000	6,095
15.00%, 07/15/18, IDR	18,617,000	2,535
10.50%, 08/15/30, IDR	106,000	13
Indonesia Government International Bond
5.25%, 01/17/42	850	808
4.63%, 04/15/43 (r)	920	805
Ivory Coast Government International Bond, 5.75%, 12/31/32	6,165	5,055
Malaysia Government Bond
4.01%, 09/15/17, MYR	10,840	3,500
3.58%, 09/28/18, MYR	23,215	7,356
4.38%, 11/29/19, MYR	24,230	8,021
3.48%, 03/15/23, MYR	8,600	2,681
Mexico Bonos
6.25%, 06/16/16, MXN	102,925	8,329
5.00%, 06/15/17, MXN	16,407	1,268
6.50%, 06/09/22, MXN	6,661	540
7.50%, 06/03/27, MXN	22,532	1,948
8.50%, 05/31/29 - 11/18/38, MXN	57,195	5,188
7.75%, 05/29/31 - 11/13/42, MXN	178,576	14,954
10.00%, 11/20/36, MXN	25,803	2,651
Peru Government International Bond
4.40%, 09/12/13, PEN	649	234
7.84%, 08/12/20 - 08/12/20, PEN	38,725	16,021
5.20%, 09/12/23, PEN	1,888	657
8.20%, 08/12/26, PEN	51	22
Philippine Government Bond, 4.95%, 01/15/21, PHP	112,000	2,649
Philippine Government International Bond, 6.25%, 01/14/36, PHP	52,000	1,276
Poland Government Bond
3.75%, 04/25/18, PLN	38,250	11,530
5.50%, 10/25/19, PLN	2,500	818
5.25%, 10/25/20, PLN	13,498	4,364
5.75%, 10/25/21, PLN	21,530	7,163
Republic of Costa Rica
11.13%, 03/28/18 (f), CRC	1,030,300	2,345
9.20%, 03/27/19 (f), CRC	515,100	1,073
Republic of Paraguay, 4.63%, 01/25/23 (r)	2,010	1,940
Romania Government Bond, 5.90%, 07/26/17, RON	18,700	5,475
Russia Government Bond
7.35%, 01/20/16, RUB	382,900	11,916
6.20%, 01/31/18, RUB	556,830	16,503
7.50%, 03/15/18 - 02/27/19, RUB	316,700	9,808
7.60%, 07/20/22, RUB	220,460	6,760
8.15%, 02/03/27, RUB	273,559	8,551
7.05%, 01/19/28, RUB	24,800	696
Slovenia Government International Bond
5.50%, 10/26/22 (r)	1,630	1,500
5.50%, 10/26/22	1,770	1,628
5.85%, 05/10/23 (e) (r)	1,480	1,376
South Africa Government Bond
8.00%, 12/21/18, ZAR	21,710	2,288
7.25%, 01/15/20, ZAR	18,400	1,851
10.50%, 12/21/26, ZAR	96,765	11,866
7.00%, 02/28/31, ZAR	77,520	6,812
6.25%, 03/31/36, ZAR	29,410	2,279
Thailand Government Bond
5.25%, 05/12/14, THB	102,800	3,389
3.63%, 05/22/15 - 06/16/23, THB	453,198	14,783
3.13%, 12/11/15, THB	200,460	6,488
3.25%, 06/16/17, THB	90,800	2,931
3.88%, 06/13/19, THB	80,420	2,644
3.65%, 12/17/21, THB	71,050	2,282
3.58%, 12/17/27, THB	141,650	4,334
3.78%, 06/25/32, THB	20,200	600
Turkey Government Bond
6.50%, 01/07/15, TRY	29,670	15,122
5.00%, 05/13/15, TRY	31,720	15,747
9.00%, 01/27/16 - 03/08/17, TRY	21,200	11,311
6.30%, 02/14/18, TRY	22,330	10,782
9.50%, 01/12/22, TRY	5,140	2,825
8.50%, 09/14/22, TRY	6,110	3,200
7.10%, 03/08/23, TRY	2,600	1,240
Turkey Government International Bond, 6.25%, 09/26/22	410	454
Ukraine Government International Bond, 8.38%, 11/03/17	1,250	1,150
Venezuela Government International Bond
12.75%, 08/23/22	400	410
9.00%, 05/07/23	230	191
11.75%, 10/21/26	970	922
9.25%, 09/15/27 (e)	2,960	2,501
9.25%, 05/07/28	220	179
11.95%, 08/05/31	2,310	2,206
9.38%, 01/13/34 (e)	100	82
		415,266
Treasury Inflation Index Securities - 5.2%
Banco Central de Chile en Unidados de Fomento Inflation Indexed Bond, 3.00%, 03/01/22 (s), CLP	387,728	805
Brazil Inflation Indexed Notas do Tesouro Nacional, 6.00%, 05/15/17 - 08/15/50 (s), BRL	19,970	22,568
Brazil Notas do Tesouro Nacional Inflation Indexed Note - Series B, 6.00%, 08/15/16 (s), BRL	2,730	2,970
Colombian TES Inflation Indexed Bond, 4.75%, 02/23/23 (s), COP	1,440,156	808
Mexico Government Inflation Indexed Bond, 4.00%, 11/15/40 (s), MXN	13,700	1,152
Poland Government Treasury Inflation Indexed Bond
3.00%, 08/24/16 (n), PLN	35,551	11,101
2.75%, 08/25/23 (n), PLN	18,615	5,728
Tesoreria General de la Republica Inflation Indexed Note, 3.00%, 01/01/15 (s), CLP	950,349	1,892
Thailand Government Inflation Indexed Bond, 1.20%, 07/14/21 (s), THB	38,315	1,194
Turkey Government Inflation Indexed Bond, 3.00%, 02/23/22 (n), TRY	7,246	3,795
		52,013
U.S. Treasury Securities - 3.2%
U.S. Treasury Bond, 2.88%, 05/15/43	4,200	3,722
U.S. Treasury Note
1.38%, 06/30/18	14,500	14,486
1.38%, 05/31/20 (o)	10,400	10,030
		28,238
Total Government and Agency Obligations (cost $528,990)		495,517

OTHER EQUITY INTERESTS - 0.2%
Wind Acquisition Finance SA, 11.75%, 07/15/17 (r) (u)	1,140	1,185
Total Other Equity Interests (cost $1,179)		1,185

COMMON STOCKS - 0.0%
New Cotai LLC (f)	—	—
Total Common Stocks (cost $0)		—

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
SHORT TERM INVESTMENTS - 10.1%

Investment Companies - 5.1%
JNL Money Market Fund, 0.01% (a) (h)	44,630	44,630

Securities Lending Collateral - 5.0%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	43,502	43,502
Total Short Term Investments (cost $88,132)		88,132

Total Investments - 103.1% (cost $958,188)		902,314
Other Assets and Liabilities, Net - (3.1%)		(26,874)
Total Net Assets - 100.0%		$875,440

JNL/Goldman Sachs Mid Cap Value Fund

Portfolio Composition:	Percentage of Total Investments
Financials	28.7%
Industrials	12.5
Consumer Discretionary	10.8
Information Technology	10.4
Utilities	8.9
Energy	8.4
Health Care	7.8
Materials	4.5
Consumer Staples	3.1
Short Term Investments	4.9
Total Investments	100.0%

	Shares/Par (p)	Value
COMMON STOCKS - 98.4%

CONSUMER DISCRETIONARY - 11.2%
Advance Auto Parts Inc.	4	$314
American Axle & Manufacturing Holdings Inc. (c)	17	315
AutoZone Inc. (c)	8	3,479
Brunswick Corp.	4	140
Carter’s Inc.	4	292
Cinemark Holdings Inc.	8	216
Delphi Automotive Plc	188	9,536
Expedia Inc.	90	5,423
Foot Locker Inc.	11	384
Fossil Group Inc. (c)	4	375
GNC Holdings Inc. - Class A	7	288
HanesBrands Inc.	6	303
Lennar Corp. - Class A	8	281
Liberty Interactive Corp. - Interactive Class A (c)	514	11,837
Liberty Media Corp. - Class A (c)	96	12,139
Macy’s Inc.	188	9,005
Meritage Homes Corp. (c)	6	272
MGM Resorts International (c)	618	9,134
Mohawk Industries Inc. (c)	3	381
PVH Corp.	74	9,286
Scripps Networks Interactive Inc.	85	5,698
Sinclair Broadcast Group Inc. - Class A	8	226
Starwood Hotels & Resorts Worldwide Inc.	124	7,819
Steven Madden Ltd. (c)	6	291
Toll Brothers Inc. (c)	311	10,134
TRW Automotive Holdings Corp. (c)	95	6,343
Whirlpool Corp.	75	8,537
		112,448
CONSUMER STAPLES - 3.2%
Constellation Brands Inc. - Class A (c)	168	8,739
Hain Celestial Group Inc. (c)	75	4,892
Ingredion Inc.	108	7,061
Molson Coors Brewing Co.	7	347
Monster Beverage Corp. (c)	161	9,777
Spectrum Brands Holdings Inc.	9	502
Tyson Foods Inc. - Class A	33	850
		32,168
ENERGY - 8.7%
Approach Resources Inc. (c)	20	494
Cameron International Corp. (c)	149	9,096
Chesapeake Energy Corp.	523	10,661
Concho Resources Inc. (c)	106	8,916
Dresser-Rand Group Inc. (c)	5	284
Dril-Quip Inc. (c)	5	493
EQT Corp.	101	8,003
Forum Energy Technologies Inc. (c) (e)	20	623
HollyFrontier Corp.	47	2,025
Laredo Petroleum Holdings Inc. (c) (e)	14	290
Oil States International Inc. (c)	65	6,001
Pioneer Natural Resources Co.	88	12,806
Range Resources Corp.	117	9,011
Rex Energy Corp. (c)	34	594
SM Energy Co.	7	428
Southwestern Energy Co. (c)	233	8,520
Tesoro Corp.	182	9,545
		87,790
FINANCIALS - 29.7%
Alexandria Real Estate Equities Inc.	133	8,762
Allied World Assurance Co. Holdings Ltd.	5	463
American Campus Communities Inc.	8	336
American Equity Investment Life Holding Co.	46	716
Ares Capital Corp.	17	284
Aspen Insurance Holdings Ltd.	8	290
AvalonBay Communities Inc.	123	16,630
BancorpSouth Inc.	12	217
Bank of the Ozarks Inc.	11	466
BOK Financial Corp.	6	376
Camden Property Trust (e)	92	6,367
CBL & Associates Properties Inc.	17	367
CIT Group Inc. (c)	205	9,539
Cullen/Frost Bankers Inc. (e)	6	392
DDR Corp.	368	6,131
Digital Realty Trust Inc. (e)	151	9,199
DuPont Fabros Technology Inc. (e)	20	489
E*TRADE Financial Corp. (c)	26	324
East West Bancorp Inc.	17	468
Eaton Vance Corp.	7	281
Everest Re Group Ltd.	78	9,972
Extra Space Storage Inc.	8	343
First Cash Financial Services Inc. (c)	3	148
First Financial Bankshares Inc. (e)	4	212
First Republic Bank	163	6,288
Genworth Financial Inc. - Class A (c)	711	8,112
Glacier Bancorp Inc.	17	379
Hancock Holding Co.	3	76
Hartford Financial Services Group Inc.	318	9,831
Highwoods Properties Inc.	15	519
Home Loan Servicing Solutions Ltd.	13	319
ING US Inc. (c) (e)	447	12,105
Invesco Ltd.	431	13,698
Kennedy-Wilson Holdings Inc.	18	297
Lazard Ltd. - Class A	171	5,508
Liberty Property Trust	12	439
Lincoln National Corp.	61	2,225
LTC Properties Inc.	7	279
M&T Bank Corp. (e)	167	18,629
Maiden Holdings Ltd.	33	368

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Markel Corp. (c)	13	7,034
MarketAxess Holdings Inc.	3	147
MFA Financial Inc.	749	6,328
NASDAQ OMX Group Inc.	211	6,921
National Retail Properties Inc.	8	273
Northern Trust Corp.	199	11,540
Ocwen Financial Corp. (c)	11	449
Pebblebrook Hotel Trust	18	477
Post Properties Inc.	8	401
Principal Financial Group Inc.	415	15,543
PrivateBancorp Inc.	16	343
ProAssurance Corp.	13	678
Prosperity Bancshares Inc.	6	287
PS Business Parks Inc.	6	418
Radian Group Inc. (e)	24	284
Raymond James Financial Inc.	58	2,514
Signature Bank (c)	69	5,757
SLM Corp.	674	15,412
Solar Capital Ltd.	7	172
Starwood Property Trust Inc.	269	6,655
Sterling Financial Corp.	19	443
Stifel Financial Corp. (c)	11	408
Strategic Hotels & Resorts Inc. (c)	39	341
Tanger Factory Outlet Centers Inc.	219	7,329
Taubman Centers Inc.	87	6,553
Texas Capital Bancshares Inc. (c)	12	514
Two Harbors Investment Corp.	710	7,276
UMB Financial Corp.	6	331
Ventas Inc.	99	6,889
ViewPoint Financial Group	12	248
Walter Investment Management Corp. (c)	6	210
Webster Financial Corp.	16	409
Weingarten Realty Investors	14	421
Willis Group Holdings Plc (e)	237	9,647
WR Berkley Corp.	185	7,549
XL Group Plc	302	9,152
Zions Bancorp	246	7,092
		298,289
HEALTH CARE - 8.0%
Aetna Inc.	280	17,785
Agilent Technologies Inc.	200	8,563
Allscripts-Misys Healthcare Solutions Inc. (c)	32	413
Boston Scientific Corp. (c)	676	6,265
Cardinal Health Inc.	245	11,584
Hologic Inc. (c) (e)	620	11,963
Humana Inc.	140	11,778
ICON Plc (c)	7	244
Mylan Inc. (c)	234	7,250
Myriad Genetics Inc. (c)	13	353
PerkinElmer Inc.	15	502
Teleflex Inc.	2	171
Vertex Pharmaceuticals Inc. (c)	47	3,788
		80,659
INDUSTRIALS - 12.9%
Actuant Corp. - Class A	7	241
Acuity Brands Inc.	3	257
Belden Inc.	6	315
Carlisle Cos. Inc.	167	10,424
Crane Co.	7	431
Flowserve Corp.	144	7,765
Graco Inc.	6	408
Hubbell Inc. - Class B	65	6,446
Jacobs Engineering Group Inc. (c)	152	8,401
Kennametal Inc.	11	440
Landstar System Inc.	4	208
Lennox International Inc.	78	5,016
Moog Inc. - Class A (c)	6	285
Owens Corning Inc. (c)	284	11,086
Pall Corp.	5	343
Parker Hannifin Corp.	128	12,207
Quanta Services Inc. (c)	13	342
Regal-Beloit Corp.	5	341
Robert Half International Inc.	7	235
Sensata Technologies Holding NV (c)	195	6,790
SPX Corp.	3	232
Stanley Black & Decker Inc.	157	12,138
Teledyne Technologies Inc. (c)	4	279
Textron Inc.	309	8,039
Timken Co.	197	11,066
Triumph Group Inc.	110	8,725
United Rentals Inc. (c)	5	234
Waste Connections Inc.	197	8,087
Watsco Inc.	2	205
WESCO International Inc. (c) (e)	6	409
West Corp.	8	172
Xylem Inc.	302	8,124
		129,691
INFORMATION TECHNOLOGY - 10.8%
Altera Corp.	527	17,379
Amphenol Corp. - Class A	56	4,359
Anixter International Inc. (c)	7	494
Avago Technologies Ltd.	127	4,750
Computer Sciences Corp.	133	5,811
DST Systems Inc.	3	222
Fairchild Semiconductor International Inc. (c)	36	499
Fidelity National Information Services Inc.	214	9,175
Global Payments Inc.	4	167
IAC/InterActiveCorp.	7	311
Intersil Corp. - Class A	24	185
JDS Uniphase Corp. (c)	19	269
Juniper Networks Inc. (c)	665	12,838
KLA-Tencor Corp.	110	6,150
Lam Research Corp. (c)	279	12,372
NetApp Inc.	250	9,451
Polycom Inc. (c)	659	6,947
PTC Inc. (c)	381	9,355
Semtech Corp. (c)	14	490
Silicon Laboratories Inc. (c)	4	163
SS&C Technologies Holdings Inc. (c)	15	480
Synopsys Inc. (c)	12	419
Teradata Corp. (c)	94	4,745
Teradyne Inc. (c)	21	375
TIBCO Software Inc. (c)	10	208
Verint Systems Inc. (c)	8	276
		107,890
MATERIALS - 4.7%
Ashland Inc.	2	139
Carpenter Technology Corp.	176	7,917
Celanese Corp. - Class A	210	9,422
HB Fuller Co.	8	316
International Paper Co.	139	6,168
Methanex Corp.	11	454
Packaging Corp. of America	113	5,549
PolyOne Corp.	21	509
Reliance Steel & Aluminum Co.	159	10,430
Rock-Tenn Co. - Class A	6	607
Sealed Air Corp.	207	4,957
Steel Dynamics Inc.	16	235
Westlake Chemical Corp.	2	171
WR Grace & Co. (c)	3	255
		47,129

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
UTILITIES - 9.2%
Allete Inc.	5	274
Calpine Corp. (c)	443	9,394
Cleco Corp.	10	444
CMS Energy Corp.	324	8,808
El Paso Electric Co.	8	268
IDACORP Inc.	8	378
NiSource Inc.	240	6,877
Northeast Utilities	188	7,892
NorthWestern Corp.	4	170
NRG Energy Inc.	18	468
OGE Energy Corp.	72	4,918
PPL Corp.	384	11,614
Questar Corp.	252	6,000
SCANA Corp.	179	8,802
Sempra Energy	151	12,386
Southwest Gas Corp.	12	551
UNS Energy Corp.	7	300
Vectren Corp.	10	344
Westar Energy Inc. (e)	15	467
Xcel Energy Inc.	417	11,820
		92,175
Total Common Stocks (cost $891,601)		988,239

SHORT TERM INVESTMENTS - 5.1%

Investment Companies - 2.2%
JNL Money Market Fund, 0.01% (a) (h)	21,853	21,853

Securities Lending Collateral - 2.9%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	28,935	28,935
Total Short Term Investments (cost $50,788)		50,788

Total Investments - 103.5% (cost $942,389)		1,039,027
Other Assets and Liabilities, Net - (3.5%)		(35,501)
Total Net Assets - 100.0%		$1,003,526

JNL/Goldman Sachs U.S. Equity Flex Fund

Long Investments Portfolio Composition:	Percentage of Total Long Investments
Information Technology	20.5%
Financials	15.9
Consumer Discretionary	12.1
Health Care	11.8
Consumer Staples	10.0
Energy	9.1
Industrials	9.0
Materials	4.5
Utilities	3.6
Telecommunication Services	0.8
Short Term Investments	2.7
Total Long Investments	100.0%

Short Investments Portfolio Composition:	Percentage of Total Short Investments
Information Technology	21.2%
Consumer Staples	16.7
Materials	16.6
Financials	11.6
Consumer Discretionary	10.8
Industrials	10.8
Energy	7.6
Utilities	1.9
Telecommunication Services	1.7
Health Care	1.1
Total Short Investments	100.0%

	Shares/Par (p)	Value
COMMON STOCKS - 124.4%

CONSUMER DISCRETIONARY - 15.5%
CBS Corp. - Class B (o)	63	$3,089
DIRECTV (c) (o)	14	853
Fossil Group Inc. (c)	14	1,441
L Brands Inc. (o)	55	2,720
Liberty Global Plc - Class A (c) (o)	40	2,964
Lowe’s Cos. Inc. (o)	68	2,770
MGM Resorts International (c) (o)	82	1,208
PVH Corp.	14	1,720
Starwood Hotels & Resorts Worldwide Inc.	29	1,862
Time Warner Cable Inc. (o)	8	893
Toll Brothers Inc. (c)	72	2,336
Viacom Inc. - Class B	22	1,500
Yum! Brands Inc.	16	1,135
		24,491
CONSUMER STAPLES - 12.7%
Anheuser-Busch InBev NV - ADR (o)	26	2,381
Constellation Brands Inc. - Class A (c) (o)	52	2,701
Herbalife Ltd.	25	1,134
Ingredion Inc.	31	2,066
Mondelez International Inc. - Class A	33	941
Monster Beverage Corp. (c) (o)	55	3,318
Philip Morris International Inc. (o)	21	1,837
Procter & Gamble Co. (o)	17	1,293
Wal-Mart Stores Inc. (o)	44	3,260
Walgreen Co. (o)	26	1,139
		20,070
ENERGY - 11.6%
ConocoPhillips	13	779
Devon Energy Corp. (o)	56	2,896
Exxon Mobil Corp. (o)	73	6,623
Halliburton Co. (o)	79	3,299
Occidental Petroleum Corp. (o)	21	1,871
Southwestern Energy Co. (c) (o)	78	2,837
		18,305
FINANCIALS - 20.3%
American International Group Inc. (c)	36	1,620
American Tower Corp.	11	814
AvalonBay Communities Inc. (o)	12	1,568
Bank of America Corp. (o)	228	2,935
Capital One Financial Corp.	20	1,278
Citigroup Inc. (o)	80	3,820
Comerica Inc.	56	2,219
Hartford Financial Services Group Inc.	77	2,389
JPMorgan Chase & Co. (o)	70	3,713
Prudential Financial Inc. (o)	38	2,795
Simon Property Group Inc.	6	954
SLM Corp. (o)	121	2,758
SunTrust Banks Inc. (o)	40	1,260
Travelers Cos. Inc. (o)	36	2,870
Two Harbors Investment Corp.	100	1,025
		32,018
HEALTH CARE - 15.1%
Aetna Inc.	16	1,013
Ariad Pharmaceuticals Inc. (c)	89	1,555
Covidien Plc	51	3,200
CR Bard Inc. (o)	17	1,866
Eli Lilly & Co.	26	1,255
Gilead Sciences Inc. (c)	40	2,055

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Merck & Co. Inc. (o)	88	4,093
Mylan Inc. (c)	54	1,671
Pfizer Inc. (o)	114	3,198
UnitedHealth Group Inc. (o)	23	1,517
Vertex Pharmaceuticals Inc. (c)	29	2,291
		23,714
INDUSTRIALS - 11.5%
Boeing Co. (o)	47	4,800
Deere & Co.	11	930
General Electric Co. (o)	298	6,902
Textron Inc. (o)	119	3,112
Waste Management Inc.	59	2,392
		18,136
INFORMATION TECHNOLOGY - 26.2%
Adobe Systems Inc. (c) (o)	46	2,103
Altera Corp. (o)	112	3,705
Apple Inc. (o)	14	5,392
eBay Inc. (c)	36	1,847
EMC Corp. (o)	201	4,747
Fidelity National Information Services Inc.	40	1,706
Google Inc. - Class A (c) (o)	6	5,075
Juniper Networks Inc. (c) (o)	102	1,961
KLA-Tencor Corp.	26	1,441
Lam Research Corp. (c)	45	1,985
MasterCard Inc.	3	1,632
NetApp Inc.	32	1,200
Oracle Corp. (o)	144	4,414
PTC Inc. (c) (o)	53	1,308
QUALCOMM Inc. (o)	45	2,731
		41,247
MATERIALS - 5.8%
Carpenter Technology Corp. (o)	26	1,172
Celanese Corp. - Class A	35	1,577
Eastman Chemical Co. (o)	35	2,437
LyondellBasell Industries NV - Class A (o)	38	2,542
Sealed Air Corp.	58	1,387
		9,115
TELECOMMUNICATION SERVICES - 1.0%
AT&T Inc.	45	1,596

UTILITIES - 4.7%
DTE Energy Co.	12	823
Exelon Corp.	39	1,200
IDACORP Inc.	28	1,340
NextEra Energy Inc.	10	843
PG&E Corp.	46	2,082
Sempra Energy	13	1,025
		7,313
Total Common Stocks (cost $176,076)		196,005

SHORT TERM INVESTMENTS - 3.4%

Investment Companies - 3.4%
JNL Money Market Fund, 0.01% (a) (h)	5,416	5,416
Total Short Term Investments (cost $5,416)		5,416

Total Investments - 127.8% (cost $181,492)		201,421
Total Securities Sold Short - (27.8%) (proceeds $40,464)		(43,781)
Other Assets and Liabilities, Net - (0.0%)		(36)
Total Net Assets - 100.0%		$157,604

SECURITIES SOLD SHORT - 27.8%

COMMON STOCKS - 27.8%

CONSUMER DISCRETIONARY - 2.9%
AutoNation Inc.	16	$676
CST Brands Inc.	2	65
Gap Inc.	19	775
Garmin Ltd.	11	408
Meredith Corp.	26	1,260
New York Times Co. - Class A	52	573
Penske Auto Group Inc.	14	427
Regis Corp.	27	445
		4,629
CONSUMER STAPLES - 4.5%
Cia de Bebidas das Americas - ADR	48	1,784
General Mills Inc.	24	1,173
Green Mountain Coffee Roasters Inc.	17	1,251
JM Smucker Co.	12	1,233
Kimberly-Clark Corp.	10	997
Kroger Co.	20	698
		7,136
ENERGY - 2.1%
Chevron Corp.	11	1,260
Murphy Oil Corp.	22	1,332
Valero Energy Corp.	19	657
		3,249
FINANCIALS - 3.2%
ACE Ltd.	7	645
Annaly Capital Management Inc.	25	313
Federated Investors Inc. - Class B	31	838
FirstMerit Corp.	38	754
People’s United Financial Inc.	52	767
Valley National Bancorp	174	1,646
		4,963
HEALTH CARE - 0.3%
Zimmer Holdings Inc.	6	474

INDUSTRIALS - 2.9%
Caterpillar Inc.	12	1,029
Joy Global Inc.	10	485
Lockheed Martin Corp.	9	928
Northrop Grumman Systems Corp.	10	846
Precision Castparts Corp.	6	1,333
		4,621
INFORMATION TECHNOLOGY - 5.7%
Corning Inc.	74	1,057
FactSet Research Systems Inc.	13	1,344
Flextronics International Ltd.	129	996
Intel Corp.	32	769
International Business Machines Corp.	3	478
Lexmark International Inc. - Class A	30	926
Micron Technology Inc.	77	1,102
Palo Alto Networks Inc.	15	626
SanDisk Corp.	15	905
Seagate Technology	19	852
		9,055
MATERIALS - 5.2%
AK Steel Holding Corp.	232	706
Aluminum Corp. of China Ltd. - ADR - Class H	191	1,498
Cliffs Natural Resources Inc.	47	764
Mechel OAO - ADR	418	1,203
Newmont Mining Corp.	44	1,306
United States Steel Corp.	53	924

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Valhi Inc.	60	830
Walter Industries Inc.	85	885
		8,116
TELECOMMUNICATION SERVICES - 0.5%
CenturyLink Inc.	21	747

UTILITIES - 0.5%
Wisconsin Energy Corp.	19	791
Total Securities Sold Short - 27.8% (proceeds $40,464)		$43,781

JNL/Invesco Global Real Estate Fund

Portfolio Composition:	Percentage of Total Investments
Real Estate Operating Companies	20.4%
Specialized - REITS	19.2
Retail - REITS	18.8
Diversified - REITS	13.1
Office - REITS	10.4
Residential - REITS	10.3
Real Estate Services	4.8
Short Term Investments	3.0
Total Investments	100.0%

	Shares/Par (p)	Value
COMMON STOCKS - 97.9%

AUSTRALIA - 7.0%
Dexus Property Group	17,017	$16,595
Federation Centres Ltd.	6,387	13,843
Goodman Group	2,717	12,079
GPT Group	3,731	13,101
Stockland	4,232	13,465
Westfield Group	2,634	27,585
Westfield Retail Trust	2,614	7,394
		104,062
AUSTRIA - 0.2%
Conwert Immobilien Invest SE	350	3,458

CANADA - 3.8%
Allied Properties REIT	310	9,444
Brookfield Properties Corp.	671	11,166
Calloway REIT	222	5,432
Canadian Apartment Properties REIT	437	9,401
Canadian REIT	144	5,979
Chartwell Retirement Residences	890	8,301
RioCan REIT	293	7,035
		56,758
CHINA - 0.2%
Guangzhou R&F Properties Co. Ltd.	1,509	2,163

FINLAND - 0.4%
Sponda Oyj (e)	1,128	5,313

FRANCE - 3.7%
Gecina SA	64	7,081
Klepierre	177	6,988
Mercialys SA	176	3,405
Societe Immobiliere de Location pour l’Industrie et le Commerce	34	3,514
Unibail-Rodamco SE	147	34,313
		55,301
GERMANY - 1.6%
Deutsche Wohnen AG	356	6,034
GSW Immobilien AG	232	8,961
LEG Immobilien AG	166	8,652
		23,647
HONG KONG - 9.3%
China Resources Land Ltd. (e)	1,018	2,766
Henderson Land Development Co. Ltd.	3,995	23,724
Hongkong Land Holdings Ltd.	2,988	20,459
Hysan Development Co. Ltd.	2,423	10,460
Link REIT	1,049	5,146
New World Development Ltd.	11,776	16,175
Shimao Property Holdings Ltd. (e)	4,518	8,887
Sino Land Co.	4,620	6,460
Sun Hung Kai Properties Ltd.	998	12,816
Swire Properties Ltd.	1,620	4,770
Wharf Holdings Ltd.	3,161	26,383
		138,046
JAPAN - 13.9%
Activia Properties Inc.	1	5,416
Frontier Real Estate Investment Corp. (e)	1	7,370
GLP J-REIT	7	7,023
Hulic Co. Ltd.	423	4,541
Industrial & Infrastructure Fund Investment Corp.	1	7,148
Japan Prime Realty Investment Corp. (e)	2	5,119
Japan Real Estate Investment Corp.	1	11,975
Kenedix Realty Investment Corp.	1	5,243
Mitsubishi Estate Co. Ltd.	1,563	41,613
Mitsui Fudosan Co. Ltd.	1,902	55,919
Nippon Building Fund Inc. (e)	—	5,547
Nippon Prologis REIT Inc.	1	4,903
Sumitomo Realty & Development Co. Ltd.	734	29,253
Tokyu Land Corp.	1,108	10,143
United Urban Investment Corp.	3	4,126
		205,339
MALTA - 0.0%
BGP Holdings Plc (f)	5,552	—

NORWAY - 0.2%
Norwegian Property ASA	2,476	3,141

SINGAPORE - 4.2%
Ascendas Real Estate Investment Trust	1,494	2,618
CapitaLand Ltd.	5,520	13,336
CapitaMall Trust	7,366	11,559
CapitaMalls Asia Ltd.	6,581	9,439
CDL Hospitality Trusts	1,826	2,443
Global Logistic Properties Ltd.	6,893	14,910
Keppel Land Ltd.	1,565	4,115
Suntec REIT	2,859	3,550
		61,970
SWEDEN - 1.1%
Castellum AB	665	9,017
Fabege AB	294	2,888
Wihlborgs Fastigheter AB	269	3,998
		15,903
UNITED KINGDOM - 4.9%
Big Yellow Group Plc	566	3,318
British Land Co. Plc	1,562	13,458
Derwent London Plc	148	5,184
Great Portland Estates Plc	1,427	11,515
Hammerson Plc	1,185	8,784
Land Securities Group Plc	1,368	18,370
Shaftesbury Plc	789	7,146
Unite Group Plc	910	5,018
		72,793

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
UNITED STATES OF AMERICA - 47.4%
Acadia Realty Trust	193	4,767
AvalonBay Communities Inc.	324	43,688
Boston Properties Inc.	441	46,557
CBL & Associates Properties Inc.	202	4,336
CubeSmart	1,001	16,001
DCT Industrial Trust Inc.	856	6,118
DDR Corp.	2,050	34,139
Equity One Inc.	172	3,883
Equity Residential	389	22,604
Essex Property Trust Inc.	191	30,391
Federal Realty Investment Trust	117	12,120
General Growth Properties Inc.	481	9,562
HCP Inc.	162	7,357
Health Care REIT Inc.	662	44,353
Healthcare Realty Trust Inc.	401	10,218
Healthcare Trust of America Inc. - Class A	407	4,567
Host Hotels & Resorts Inc.	2,212	37,309
Hudson Pacific Properties Inc.	298	6,348
Macerich Co.	574	35,000
Mid-America Apartment Communities Inc. (e)	272	18,433
National Retail Properties Inc. (e)	167	5,744
Pebblebrook Hotel Trust	236	6,099
Piedmont Office Realty Trust Inc. (e)	870	15,563
ProLogis Inc.	1,140	42,986
Public Storage	197	30,206
Retail Opportunity Investments Corp.	561	7,803
RLJ Lodging Trust	354	7,966
Senior Housing Properties Trust	706	18,316
Simon Property Group Inc.	531	83,834
SL Green Realty Corp.	388	34,239
UDR Inc.	955	24,339
Ventas Inc.	382	26,561
		701,407
Total Common Stocks (cost $1,389,604)		1,449,301

RIGHTS - 0.0%
New World Development Co. Ltd. (c) (f)	151	—
Total Rights (cost $0)		—

SHORT TERM INVESTMENTS - 3.1%

Investment Companies - 1.8%
JNL Money Market Fund, 0.01% (a) (h)	25,835	25,835

Securities Lending Collateral - 1.3%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	19,652	19,652
Total Short Term Investments (cost $45,487)		45,487

Total Investments - 101.0% (cost $1,435,091)		1,494,788
Other Assets and Liabilities, Net - (1.0%)		(14,569)
Total Net Assets - 100.0%		$1,480,219

JNL/Invesco International Growth Fund

Portfolio Composition:	Percentage of Total Investments
Consumer Discretionary	22.8%
Information Technology	13.0
Financials	12.8
Industrials	10.3
Health Care	8.8
Energy	8.2
Consumer Staples	8.0
Materials	3.6
Telecommunication Services	1.4
Utilities	0.8
Short Term Investments	10.3
Total Investments	100.0%

	Shares/Par (p)	Value
COMMON STOCKS - 90.7%

CONSUMER DISCRETIONARY - 22.3%
Adidas AG	151	$16,346
Belle International Holdings Ltd.	6,213	8,494
British Sky Broadcasting Group Plc	914	11,009
Compass Group Plc	1,561	19,952
Denso Corp.	163	7,673
Eutelsat Communications Group SA	166	4,698
Galaxy Entertainment Group Ltd. (c) (e)	2,273	11,041
Grupo Televisa SAB - GDR	438	10,873
Hyundai Mobis	57	13,611
Informa Plc	992	7,387
Kingfisher Plc	1,541	8,035
Next Plc	112	7,753
Publicis Groupe SA	212	15,108
Reed Elsevier Plc	1,951	22,186
Sodexo SA	49	4,065
Toyota Motor Corp.	243	14,663
WPP Plc	901	15,396
		198,290
CONSUMER STAPLES - 8.2%
Anheuser-Busch InBev NV	152	13,701
British American Tobacco Plc	361	18,525
Fomento Economico Mexicano SAB de CV - ADR	50	5,200
Imperial Tobacco Group Plc	344	11,937
Nestle SA	190	12,453
Unilever NV - CVA	272	10,707
		72,523
ENERGY - 8.4%
BG Group Plc	585	9,949
Canadian Natural Resources Ltd.	14	409
Cenovus Energy Inc.	273	7,796
CNOOC Ltd.	7,826	13,108
Gazprom OAO - ADR	28	183
Gazprom OAO - ADR	147	965
Royal Dutch Shell Plc - Class B	394	13,041
Suncor Energy Inc.	577	16,995
Total SA	107	5,233
WorleyParsons Ltd.	384	6,809
		74,488
FINANCIALS - 13.1%
Akbank T.A.S.	1,978	8,048
Allianz SE	62	9,120
Banco Bradesco SA - ADR (e)	1,050	13,663
BM&F Bovespa SA	1,727	9,488
Deutsche Boerse AG	147	9,660
Fairfax Financial Holdings Ltd.	23	9,055
Industrial & Commercial Bank of China - Class H	13,892	8,707
Investor AB - Class B	374	10,035
Julius Baer Group Ltd.	281	10,954
Kinnevik Investment AB - Class B	254	6,524
Swedbank AB - Class A	346	7,926
UBS AG	336	5,699
United Overseas Bank Ltd.	491	7,668
		116,547

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
HEALTH CARE - 9.0%
CSL Ltd.	118	6,627
Fresenius Medical Care AG & Co. KGaA	94	6,658
Novartis AG	140	9,944
Novo-Nordisk A/S	48	7,504
Roche Holding AG	72	17,786
Shire Plc	281	8,915
Smith & Nephew Plc	626	7,013
Teva Pharmaceutical Industries Ltd. - ADR	388	15,205
		79,652
INDUSTRIALS - 10.5%
ABB Ltd.	510	11,048
Brambles Ltd.	1,660	14,136
Canadian National Railway Co.	78	7,551
Deutsche Post AG	364	9,041
Fanuc Ltd.	81	11,708
Hutchison Whampoa Ltd.	887	9,280
Keppel Corp. Ltd. (e)	1,248	10,210
Komatsu Ltd.	175	4,031
Schneider Electric SA	135	9,840
Volvo AB - Class B	509	6,791
		93,636
INFORMATION TECHNOLOGY - 13.3%
Amadeus IT Holding SA	437	13,996
Avago Technologies Ltd.	334	12,487
Baidu.com - ADR - Class A (c)	166	15,738
CGI Group Inc. - Class A	489	14,329
Keyence Corp.	30	9,513
NHN Corp.	24	6,059
Samsung Electronics Co. Ltd.	9	10,102
SAP AG	257	18,771
Taiwan Semiconductor Manufacturing Co. Ltd.	2,723	9,859
Telefonaktiebolaget LM Ericsson - Class B	609	6,901
		117,755
MATERIALS - 3.7%
Agrium Inc. (e)	76	6,620
BHP Billiton Ltd.	179	5,147
Potash Corp. of Saskatchewan Inc.	236	9,000
Syngenta AG	32	12,456
		33,223
TELECOMMUNICATION SERVICES - 1.4%
America Movil SAB de CV - ADR - Class L	259	5,634
China Mobile Ltd.	653	6,758
		12,392
UTILITIES - 0.8%
Centrica Plc	1,331	7,281
Total Common Stocks (cost $721,777)		805,787

PREFERRED STOCKS - 1.0%

CONSUMER DISCRETIONARY - 1.0%
Volkswagen AG	45	9,121
Total Preferred Stocks (cost $7,458)		9,121

SHORT TERM INVESTMENTS - 10.6%

Investment Companies - 7.6%
JNL Money Market Fund, 0.01% (a) (h)	67,102	67,102

Securities Lending Collateral - 3.0%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	26,253	26,253
Total Short Term Investments (cost $93,355)		93,355

Total Investments - 102.3% (cost $822,590)		908,263
Other Assets and Liabilities, Net - (2.3%)		(20,160)
Total Net Assets - 100.0%		$888,103

JNL/Invesco Large Cap Growth Fund

Portfolio Composition:	Percentage of Total Investments
Information Technology	29.5%
Consumer Discretionary	22.9
Health Care	13.2
Industrials	10.7
Financials	6.5
Energy	5.4
Consumer Staples	4.3
Telecommunication Services	3.6
Materials	1.4
Short Term Investments	2.5
Total Investments	100.0%

	Shares/Par (p)	Value
COMMON STOCKS - 98.3%

CONSUMER DISCRETIONARY - 23.0%
Amazon.com Inc. (c)	71	$19,636
CBS Corp. - Class B	218	10,671
Comcast Corp. - Class A	133	5,550
DIRECTV (c)	305	18,805
DISH Network Corp. - Class A	883	37,548
Dollar General Corp. (c)	207	10,455
Gap Inc.	269	11,212
General Motors Co. (c)	505	16,812
Las Vegas Sands Corp.	163	8,605
Lowe’s Cos. Inc.	580	23,725
McDonald’s Corp.	55	5,396
Michael Kors Holdings Ltd. (c)	161	9,979
Prada SpA	520	4,685
Priceline.com Inc. (c)	36	30,185
Pulte Homes Inc. (c)	155	2,950
Sirius XM Radio Inc. (e)	1,191	3,989
Walt Disney Co.	109	6,871
		227,074
CONSUMER STAPLES - 4.3%
Anheuser-Busch InBev NV - ADR	130	11,702
Mondelez International Inc. - Class A	747	21,312
Philip Morris International Inc.	110	9,490
		42,504
ENERGY - 5.5%
Anadarko Petroleum Corp.	228	19,560
Schlumberger Ltd.	202	14,471
Weatherford International Ltd. (c)	1,453	19,905
		53,936
FINANCIALS - 6.6%
American Tower Corp.	179	13,117
Aon Plc - Class A	93	6,010
BlackRock Inc.	15	3,900
Capital One Financial Corp.	117	7,322
Citigroup Inc.	439	21,073
CME Group Inc.	85	6,493

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Goldman Sachs Group Inc.	46	7,012
		64,927
HEALTH CARE - 13.3%
Abbott Laboratories	124	4,312
Amgen Inc.	117	11,519
Biogen Idec Inc. (c)	32	6,913
Celgene Corp. (c)	177	20,705
Cerner Corp. (c)	43	4,167
Express Scripts Holding Co. (c)	145	8,934
Gilead Sciences Inc. (c)	696	35,633
HCA Holdings Inc.	183	6,610
Johnson & Johnson	83	7,152
Pfizer Inc.	147	4,106
Pfizer Inc.	337	9,449
Thermo Fisher Scientific Inc.	77	6,480
Zoetis Inc. - Class A	161	4,987
		130,967
INDUSTRIALS - 10.8%
Boeing Co.	170	17,407
Cummins Inc.	137	14,844
Danaher Corp.	155	9,790
Foster Wheeler AG (c)	346	7,508
General Electric Co.	856	19,854
Ingersoll-Rand Plc	145	8,032
JB Hunt Transport Services Inc. (e)	104	7,498
Norfolk Southern Corp.	134	9,707
United Technologies Corp.	127	11,821
		106,461
INFORMATION TECHNOLOGY - 29.8%
Apple Inc.	101	40,134
Applied Materials Inc.	717	10,688
Autodesk Inc. (c)	154	5,214
Baidu.com - ADR (c)	27	2,578
Citrix Systems Inc. (c)	159	9,588
eBay Inc. (c)	291	15,054
EMC Corp.	492	11,631
Facebook Inc. - Class A (c)	1,562	38,838
Google Inc. - Class A (c)	47	40,944
International Business Machines Corp.	37	7,061
Juniper Networks Inc. (c)	164	3,164
Maxim Integrated Products Inc.	306	8,504
Microsoft Corp.	650	22,457
Oracle Corp.	393	12,070
QUALCOMM Inc.	535	32,708
Salesforce.com Inc. (c)	244	9,299
Telefonaktiebolaget LM Ericsson - ADR - Class B	460	5,186
Visa Inc. - Class A	101	18,475
		293,593
MATERIALS - 1.4%
Monsanto Co.	78	7,678
Mosaic Co.	112	6,011
		13,689
TELECOMMUNICATION SERVICES - 3.6%
Sprint Nextel Corp. (c)	5,140	36,081
Total Common Stocks (cost $864,095)		969,232

SHORT TERM INVESTMENTS - 2.5%

Investment Companies - 2.1%
JNL Money Market Fund, 0.01% (a) (h)	20,712	20,712

Securities Lending Collateral - 0.4%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	3,851	3,851
Total Short Term Investments (cost $24,563)		24,563

Total Investments - 100.8% (cost $888,658)		993,795
Other Assets and Liabilities, Net - (0.8%)		(7,737)
Total Net Assets - 100.0%		$986,058

JNL/Invesco Small Cap Growth Fund

Portfolio Composition:	Percentage of Total Investments
Information Technology	21.9%
Health Care	17.0
Consumer Discretionary	15.7
Industrials	14.8
Financials	8.4
Energy	6.2
Materials	3.0
Consumer Staples	2.2
Telecommunication Services	1.1
Utilities	0.8
Short Term Investments	8.9
Total Investments	100.0%

	Shares/Par (p)	Value
COMMON STOCKS - 97.7%

CONSUMER DISCRETIONARY - 16.8%
Brunswick Corp.	90	$2,875
Cheesecake Factory Inc.	86	3,617
Choice Hotels International Inc. (e)	66	2,625
Domino’s Pizza Inc.	87	5,077
DSW Inc. - Class A	61	4,508
Ethan Allen Interiors Inc.	106	3,065
Group 1 Automotive Inc.	58	3,730
Jack in the Box Inc. (c)	119	4,659
Life Time Fitness Inc. (c)	79	3,964
Monro Muffler Brake Inc. (e)	76	3,672
Penn National Gaming Inc. (c)	98	5,182
Pool Corp.	97	5,075
Sinclair Broadcast Group Inc. - Class A	193	5,677
Steven Madden Ltd. (c)	64	3,075
Tenneco Inc. (c)	109	4,934
Tractor Supply Co.	39	4,597
TRW Automotive Holdings Corp. (c)	56	3,752
Under Armour Inc. - Class A (c) (e)	58	3,449
Vitamin Shoppe Inc. (c)	55	2,485
WABCO Holdings Inc. (c)	52	3,920
		79,938
CONSUMER STAPLES - 2.3%
B&G Foods Inc.	112	3,805
Harris Teeter Supermarkets Inc.	67	3,150
Lancaster Colony Corp.	54	4,227
		11,182
ENERGY - 6.7%
Atwood Oceanics Inc. (c)	66	3,454
Berry Petroleum Co. - Class A	78	3,289
Dresser-Rand Group Inc. (c)	65	3,897
Dril-Quip Inc. (c)	48	4,316
Energen Corp.	64	3,343
Oasis Petroleum Inc. (c)	113	4,406
Patterson-UTI Energy Inc.	173	3,344
Resolute Energy Corp. (c)	223	1,783

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Ultra Petroleum Corp. (c) (e)	201	3,976
		31,808
FINANCIALS - 9.0%
Affiliated Managers Group Inc. (c)	30	4,942
Brown & Brown Inc.	111	3,571
Colonial Properties Trust	156	3,758
East West Bancorp Inc.	140	3,858
Greenhill & Co. Inc.	58	2,667
Huntington Bancshares Inc.	389	3,068
PrivateBancorp Inc.	190	4,024
Prosperity Bancshares Inc.	74	3,842
SEI Investments Co.	142	4,041
Stifel Financial Corp. (c)	125	4,458
SVB Financial Group (c)	53	4,426
		42,655
HEALTH CARE - 18.2%
Acorda Therapeutics Inc. (c)	80	2,637
Amarin Corp. Plc - ADR (c) (e)	218	1,266
BioMarin Pharmaceutical Inc. (c)	59	3,308
Centene Corp. (c)	92	4,826
Chemed Corp.	57	4,115
Health Management Associates Inc. - Class A (c)	284	4,465
HealthSouth Corp. (c)	133	3,833
HMS Holdings Corp. (c)	89	2,072
Incyte Corp. (c) (e)	172	3,778
Insulet Corp. (c)	106	3,343
Jazz Pharmaceuticals Plc (c)	63	4,312
Masimo Corp.	119	2,515
MEDNAX Inc. (c)	41	3,773
Meridian Bioscience Inc. (e)	94	2,024
NuVasive Inc. (c)	123	3,045
PAREXEL International Corp. (c)	129	5,913
PerkinElmer Inc.	92	3,001
Salix Pharmaceuticals Ltd. (c)	67	4,426
Seattle Genetics Inc. (c) (e)	99	3,125
Sirona Dental Systems Inc. (c)	47	3,105
STERIS Corp.	96	4,135
Techne Corp.	36	2,475
Thoratec Corp. (c)	92	2,868
United Therapeutics Corp. (c)	63	4,131
VCA Antech Inc. (c)	162	4,229
		86,720
INDUSTRIALS - 15.9%
Acuity Brands Inc.	53	4,008
AO Smith Corp.	121	4,402
Corrections Corp. of America	142	4,795
Crane Co.	67	3,999
Forward Air Corp.	86	3,294
Hexcel Corp. (c)	100	3,401
HUB Group Inc. - Class A (c)	101	3,690
ITT Corp.	137	4,040
Kirby Corp. (c)	55	4,414
Lincoln Electric Holdings Inc.	84	4,793
Lindsay Corp. (e)	48	3,590
MasTec Inc. (c)	126	4,147
Regal-Beloit Corp.	15	984
Steelcase Inc. - Class A	207	3,024
Swift Transporation Co. - Class A (c)	228	3,763
Tetra Tech Inc. (c)	140	3,302
TransDigm Group Inc.	24	3,706
Wabtec Corp.	89	4,731
Watsco Inc.	47	3,922
WESCO International Inc. (c)	56	3,779
		75,784
INFORMATION TECHNOLOGY - 23.5%
Alliance Data Systems Corp. (c) (e)	21	3,782
Ansys Inc. (c)	55	3,992
Arris Group Inc. (c)	203	2,908
Aspen Technology Inc. (c)	201	5,787
Cadence Design Systems Inc. (c)	256	3,709
Cognex Corp.	76	3,435
CommVault Systems Inc. (c)	53	4,028
CoStar Group Inc. (c)	65	8,391
Dealertrack Technologies Inc. (c)	108	3,839
EPAM Systems Inc. (c)	16	443
Informatica Corp. (c)	131	4,578
Interactive Intelligence Group (c)	79	4,080
IPG Photonics Corp. (e)	47	2,849
Littelfuse Inc.	58	4,328
Manhattan Associates Inc. (c)	91	7,054
Mentor Graphics Corp.	199	3,882
MICROS Systems Inc. (c)	75	3,238
Microsemi Corp. (c)	152	3,469
MicroStrategy Inc. (c)	24	2,077
MKS Instruments Inc.	101	2,671
National Instruments Corp.	118	3,299
OpenTable Inc. (c)	54	3,430
Power Integrations Inc.	91	3,679
Semtech Corp. (c)	116	4,068
Silicon Laboratories Inc. (c)	77	3,204
SolarWinds Inc. (c)	77	2,999
SYNNEX Corp. (c) (e)	85	3,583
Teradyne Inc. (c)	197	3,461
ValueClick Inc. (c)	217	5,353
		111,616
MATERIALS - 3.2%
Carpenter Technology Corp.	64	2,896
Intrepid Potash Inc.	83	1,576
Martin Marietta Materials Inc.	36	3,533
Olin Corp.	148	3,544
Rockwood Holdings Inc.	57	3,660
		15,209
TELECOMMUNICATION SERVICES - 1.2%
SBA Communications Corp. (c)	78	5,746

UTILITIES - 0.9%
ITC Holdings Corp.	45	4,075
Total Common Stocks (cost $396,574)		464,733

SHORT TERM INVESTMENTS - 9.6%

Investment Companies - 3.8%
JNL Money Market Fund, 0.01% (a) (h)	17,938	17,938

Securities Lending Collateral - 5.8%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	27,352	27,352
Total Short Term Investments (cost $45,290)		45,290

Total Investments - 107.3% (cost $441,864)		510,023
Other Assets and Liabilities, Net - (7.3%)		(34,524)
Total Net Assets - 100.0%		$475,499

See accompanying Notes to Financial Statements.

JNL/Ivy Asset Strategy Fund

Portfolio Composition:	Percentage of Total Investments
Consumer Discretionary	30.5%
Financials	15.7
Information Technology	10.4
Precious Metals	8.4
Energy	4.4
Industrials	2.8
Health Care	2.1
Consumer Staples	2.1
Materials	1.0
Purchased Options	0.5
Telecommunication Services	0.2
Short Term Investments	21.9
Total Investments	100.0%

	Shares/Par (p)	Value
COMMON STOCKS - 68.4%

CONSUMER DISCRETIONARY - 28.4%
Amazon.com Inc. (c)	41	$11,441
Bayerische Motoren Werke AG	268	23,425
British Sky Broadcasting Group Plc	599	7,220
CBS Corp. - Class B	1,125	54,981
Comcast Corp. - Class A	178	7,438
Delta Topco Ltd. (f) (q)	59,271	34,348
DIRECTV (c)	74	4,578
Fuji Heavy Industries Ltd.	102	2,519
Galaxy Entertainment Group Ltd. (c) (e)	20,711	100,602
Hyundai Motor Co.	300	58,741
Las Vegas Sands Corp.	90	4,758
Legend Pictures LLC (c) (f) (q) (x)	15	27,463
Media Group Holdings LLC (c) (f) (q) (x)	31	10,708
News Corp. - Class A	704	22,963
Nissan Motor Co. Ltd.	472	4,735
Panasonic Corp.	620	4,991
Prada SpA (e)	2,414	21,773
Renault SA	93	6,264
Sands China Ltd.	24,586	114,892
Sony Corp. (e)	671	14,176
Starwood Hotels & Resorts Worldwide Inc.	494	31,184
Time Warner Cable Inc.	62	6,985
Toyota Motor Corp.	152	9,162
Wynn Resorts Ltd. (o)	634	81,210
		666,557
CONSUMER STAPLES - 2.2%
Anheuser-Busch InBev NV - ADR	89	8,051
Philip Morris International Inc. (o)	501	43,414
		51,465
ENERGY - 4.6%
ConocoPhillips (o)	760	45,992
ENI SpA	193	3,961
Halliburton Co.	137	5,716
Occidental Petroleum Corp.	262	23,369
Phillips 66	489	28,828
		107,866
FINANCIALS - 16.2%
ACE Ltd.	38	3,436
Agricultural Bank of China - Class H	11,644	4,760
AIA Group Ltd. (e)	18,156	76,493
Allstate Corp.	95	4,562
American International Group Inc. (c)	664	29,663
Apollo Global Management LLC - Class A	592	14,267
AXA SA	290	5,711
Banco Santander Brasil SA - ADR	121	755
Blackstone Group LP	1,325	27,894
BNP Paribas	84	4,599
China Construction Bank Corp.	6,850	4,814
China Minsheng Banking Corp. Ltd. - Class H (e)	20,768	20,224
Chuo Mitsui Trust Holdings Inc. (q)	3,446	16,078
Citigroup Inc.	160	7,661
Credit Suisse Group AG	127	3,353
DBS Group Holdings Ltd. (e)	706	8,592
Goldman Sachs Group Inc.	47	7,169
ICICI Bank Ltd.	253	4,515
Industrial & Commercial Bank of China	7,762	4,865
ING Groep NV - CVA (c)	506	4,623
JPMorgan Chase & Co.	119	6,256
KKR & Co. LP	977	19,212
Mitsubishi UFJ Financial Group Inc.	2,283	14,097
Mizuho Financial Group Inc.	6,265	13,011
Nomura Holdings Inc.	314	2,310
Ping an Insurance Group Co. of China Ltd. (e)	2,610	17,423
Royal Bank of Canada	100	5,800
State Bank of India	133	4,360
Sumitomo Mitsui Financial Group Inc.	335	15,338
Toronto-Dominion Bank NY (e)	74	5,903
Wells Fargo & Co.	350	14,424
Zurich Financial Services AG	31	7,932
		380,100
HEALTH CARE - 2.2%
Abbott Laboratories (e)	156	5,427
Amgen Inc.	43	4,203
AstraZeneca Plc	93	4,373
Pfizer Inc.	782	21,910
Roche Holding AG	24	5,957
Teva Pharmaceutical Industries Ltd. - ADR	90	3,520
UnitedHealth Group Inc.	95	6,221
		51,611
INDUSTRIALS - 2.9%
BAE Systems Plc	779	4,534
Boeing Co.	50	5,091
Central Japan Railway Co.	20	2,425
Cummins Inc.	229	24,794
European Aeronautic Defence & Space Co. NV (r)	154	8,234
General Dynamics Corp.	67	5,232
Hutchison Whampoa Ltd.	435	4,551
KION Group AG (c) (q)	51	1,573
Mitsui & Co. Ltd.	540	6,776
Union Pacific Corp.	23	3,518
		66,728
INFORMATION TECHNOLOGY - 10.7%
Accenture Plc - Class A	101	7,282
Apple Inc.	104	41,291
ASML Holding NV	363	28,648
Baidu.com - ADR - Class A (c)	237	22,366
Canon Inc. (e)	374	12,270
Cisco Systems Inc.	1,016	24,692
Cognizant Technology Solutions Corp. - Class A (c)	405	25,368
Google Inc. - Class A (c)	3	2,553
Hitachi Ltd.	2,151	13,783
Hon Hai Precision Industry Co. Ltd.	1,791	4,377
International Business Machines Corp.	40	7,625
Intuit Inc.	391	23,850
Samsung Electronics Co. Ltd.	5	6,312
Tencent Holdings Ltd.	594	23,206
Texas Instruments Inc.	230	8,024
		251,647

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
MATERIALS - 1.0%
Dow Chemical Co.	240	7,705
LyondellBasell Industries NV - Class A	115	7,600
Mosaic Co.	74	3,982
POSCO Inc.	16	4,248
		23,535
TELECOMMUNICATION SERVICES - 0.2%
NTT DoCoMo Inc.	3	4,978
Total Common Stocks (cost $1,403,182)		1,604,487

PURCHASED OPTIONS - 0.5%
Apple Inc. Call Option, Strike Price 475, Expiration 01/18/14, GSC	162	143
Apple Inc. Call Option, Strike Price 510, Expiration 01/18/14, GSC	325	171
EURO STOXX 50 Index Call Option, Strike Price EUR 2,575, Expiration 08/16/13, MSC, EUR	1,006	1,197
EURO STOXX 50 Index Call Option, Strike Price EUR 2,625, Expiration 09/20/13, MSC, EUR	1,011	1,182
EURO STOXX 50 Index Call Option, Strike Price EUR 2,725, Expiration 09/20/13, BOA, EUR	970	590
Halliburton Co. Call Option, Strike Price 44, Expiration 07/20/13, DUB	1,020	29
Merck & Co. Inc. Call Option, Strike Price 45, Expiration 10/19/13, GSC	2,775	807
Merck & Co. Inc. Call Option, Strike Price 48, Expiration 10/19/13, GSC	3,522	433
Merck & Co. Inc. Call Option, Strike Price 50, Expiration 10/19/13, GSC	86	5
Nikkei-225 Stock Average Call Option, Strike Price JPY 14,000, Expiration 08/09/13, MSC, JPY	141	647
Nikkei-225 Stock Average Call Option, Strike Price JPY 14,000, Expiration 09/13/13, MSC, JPY	501	3,182
Nikkei-225 Stock Average Call Option, Strike Price JPY 14,500, Expiration 09/13/13, JPM, JPY	179	794
Nikkei-225 Stock Average Call Option, Strike Price JPY 15,500, Expiration 07/12/13, MSC, JPY	252	23
Nikkei-225 Stock Average Call Option, Strike Price JPY 15,750, Expiration 07/12/13, MSC, JPY	252	10
S&P 500 Index Call Option, Strike Price 1,600, Expiration 08/17/13	451	1,693
S&P 500 Index Call Option, Strike Price 1,675, Expiration 09/21/13	810	1,345
S&P 500 Index Call Option, Strike Price 1,680, Expiration 07/20/13	295	38
S&P 500 Index Call Option, Strike Price 1,685, Expiration 08/17/13	220	132
S&P 500 Index Call Option, Strike Price 1,690, Expiration 08/17/13	225	123
Total Purchased Options (cost $14,595)		12,544

CORPORATE BONDS AND NOTES - 3.3%

CONSUMER DISCRETIONARY - 3.3%
Delta Topco Ltd., 10.00%, 11/24/16 (f) (q)	$49,006	49,006
Legendary Pictures Funding LLC, 8.00%, 03/15/18 (f) (q)	28,500	28,500
Total Corporate Bonds and Notes (cost $78,075)		77,506

PRECIOUS METALS - 8.7%
Gold Bullion	165,011	203,434
Total Precious Metals (cost $253,008)		203,434

SHORT TERM INVESTMENTS - 22.6%

Commercial Paper - 17.8%
Abbott Laboratories, 0.12%, 09/04/13 (r)	$13,000	12,998
Air Liquide US LLC, 0.16%, 08/09/13 (r)	17,000	16,997
American Honda Finance Corp., 0.09%, 08/07/13	20,000	19,998
Bank of Nova Scotia
0.20%, 07/29/13	10,000	9,999
0.20%, 07/30/13	12,000	11,999
BHP Billiton Finance USA Ltd.
0.11%, 07/22/13 (r)	15,000	14,999
0.10%, 07/23/13 (r)	13,755	13,754
Campbell Soup Co.
0.15%, 07/17/13 (r)	11,000	10,999
0.16%, 07/29/13 (r)	15,000	14,998
Colgate-Palmolive Co., 0.07%, 07/09/13 (r)	20,000	20,000
Corp. Andina de Fomento, 0.46%, 07/24/13 (r)	10,000	9,999
Ecolab Inc., 0.25%, 07/26/13 (r)	14,300	14,298
GlaxoSmithKline Capital Inc., 0.13%, 07/31/13 (r)	26,712	26,709
Google Inc., 0.07%, 07/16/13 (r)	15,630	15,630
Harley-Davidson Financial Services Inc., 0.52%, 07/16/13 (r)	5,000	4,999
Harley-Davidson Funding Corp., 0.22%, 07/02/13 (r)	7,000	7,000
Hewlett-Packard Co., 0.35%, 07/22/13 (r)	43,250	43,242
John Deere Financial Ltd.
0.39%, 07/02/13 (r)	12,002	12,002
0.31%, 07/03/13 (r)	15,000	15,000
0.10%, 07/10/13 (r)	4,000	4,000
Kellogg Co.
0.39%, 07/01/13 (r)	10,000	10,000
0.19%, 07/09/13 (r)	10,000	10,000
Kroger Co.
0.30%, 07/08/13 (r)	10,000	9,999
1.06%, 07/09/13 (r)	10,000	9,999
Nestle Finance International Ltd., 0.12%, 07/24/13	20,000	19,998
PepsiCo Inc., 0.06%, 07/15/13 (r)	2,859	2,859
Praxair Inc., 0.10%, 07/09/13	10,000	10,000
Roche Holdings Inc.
0.34%, 07/09/13 (r)	14,000	14,000
0.27%, 07/16/13 (r)	10,000	9,999
0.20%, 07/18/13 (r)	8,000	8,000
0.19%, 07/19/13 (r)	6,000	6,000
Total Capital Canada Ltd., 0.09%, 07/10/13 (r)	8,002	8,002
		418,476
Investment Companies - 1.0%
JNL Money Market Fund, 0.01% (a) (h)	23,249	23,249

Securities Lending Collateral - 3.2%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	74,561	74,561

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Treasury Securities - 0.6%
U.S. Treasury Bill, 0.11%, 10/03/13	$13,000	12,998
Total Short Term Investments (cost $529,282)		529,284

Total Investments - 103.5% (cost $2,278,142)		2,427,255
Other Assets and Liabilities, Net - (3.5%)		(81,213)
Total Net Assets - 100.0%		$2,346,042

JNL/JPMorgan International Value Fund

Portfolio Composition:	Percentage of Total Investments
Financials	30.2%
Consumer Discretionary	10.5
Industrials	10.1
Energy	8.5
Health Care	8.3
Materials	7.4
Telecommunication Services	6.1
Information Technology	5.7
Consumer Staples	4.9
Utilities	4.8
Short Term Investments	3.5
Total Investments	100.0%

	Shares/Par (p)	Value
COMMON STOCKS - 96.4%

CONSUMER DISCRETIONARY - 9.1%
Bridgestone Corp.	139	$4,737
Daimler AG	47	2,827
Honda Motor Co. Ltd.	163	6,063
InterContinental Hotels Group Plc	250	6,884
Kingfisher Plc	1,207	6,293
Pearson Plc	208	3,696
Renault SA	28	1,885
Sodexo SA	73	6,100
Toyota Motor Corp.	179	10,779
		49,264
CONSUMER STAPLES - 5.0%
British American Tobacco Plc	45	2,334
Japan Tobacco Inc.	199	7,024
Kirin Holdings Co. Ltd. (e)	202	3,164
SABMiller Plc	95	4,541
Seven & I Holdings Co. Ltd.	200	7,321
Unilever NV - CVA	61	2,399
		26,783
ENERGY - 8.6%
BG Group Plc	249	4,236
China Shenhua Energy Co. Ltd. - Class H	1,405	3,570
ENI SpA	543	11,141
Repsol SA	331	6,987
Royal Dutch Shell Plc - Class A	538	17,191
Tullow Oil Plc	231	3,522
		46,647
FINANCIALS - 30.6%
Allianz SE	103	15,088
Australia & New Zealand Banking Group Ltd.	347	9,021
AXA SA	333	6,561
Barclays Plc	2,135	9,091
BNP Paribas	200	10,935
China Construction Bank Corp. - Class H	3,990	2,804
China Overseas Land & Investment Ltd.	800	2,083
Credit Suisse Group AG	150	3,966
Daiwa House Industry Co. Ltd.	270	5,029
Danske Bank A/S (c)	253	4,317
Deutsche Boerse AG	74	4,840
Goodman Group	753	3,346
HSBC Holdings Plc	2,073	21,460
ING Groep NV - CVA (c)	540	4,936
Intesa Sanpaolo SpA	2,672	4,277
Mitsubishi UFJ Financial Group Inc.	1,732	10,697
Mitsui Fudosan Co. Ltd.	196	5,762
ORIX Corp.	619	8,449
Sberbank of Russia - ADR	292	3,309
Societe Generale	155	5,328
Sumitomo Mitsui Financial Group Inc.	206	9,429
Swiss Re AG	99	7,362
UBS AG	159	2,706
Wharf Holdings Ltd.	560	4,674
		165,470
HEALTH CARE - 8.5%
Bayer AG	100	10,649
Novartis AG	134	9,456
Otsuka Holdings Co. Ltd.	138	4,560
Roche Holding AG	25	6,186
Sanofi SA	144	14,903
		45,754
INDUSTRIALS - 10.2%
Cie de Saint-Gobain	158	6,422
Deutsche Lufthansa AG (c)	125	2,526
East Japan Railway Co.	44	3,386
European Aeronautic Defence & Space Co. NV	119	6,379
Experian Plc	97	1,682
Hutchison Whampoa Ltd.	868	9,081
Marubeni Corp.	88	588
Mitsubishi Heavy Industries Ltd.	691	3,842
Ruukki Group Oyj	583	319
Schneider Electric SA	104	7,586
Sumitomo Corp.	340	4,238
Sumitomo Electric Industries Ltd.	378	4,500
Yamato Holdings Co. Ltd.	230	4,840
		55,389
INFORMATION TECHNOLOGY - 5.8%
ASML Holding NV	77	6,094
Hitachi Ltd.	1,630	10,444
Ricoh Co. Ltd.	374	4,432
Samsung Electronics Co. Ltd.	3	3,808
Telefonaktiebolaget LM Ericsson - Class B	582	6,600
		31,378
MATERIALS - 7.5%
BASF SE	103	9,190
First Quantum Minerals Ltd.	166	2,468
Lafarge SA (e)	94	5,772
Nitto Denko Corp.	91	5,830
Rio Tinto Plc	139	5,664
Solvay SA	62	8,123
UPM-Kymmene Oyj (e)	376	3,681
		40,728
TELECOMMUNICATION SERVICES - 6.2%
Nippon Telegraph & Telephone Corp.	106	5,530
Telefonica SA (c)	415	5,338
Telenor ASA	323	6,408
Vodafone Group Plc	5,642	16,169
		33,445
UTILITIES - 4.9%
Centrica Plc	996	5,449

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Companhia Energetica de Minas Gerais - ADR (e)	417	3,740
Electricite de France SA	283	6,560
GDF Suez	155	3,037
Iberdrola SA	987	5,218
Suez Environnement SA	191	2,466
		26,470
Total Common Stocks (cost $483,689)		521,328

PREFERRED STOCKS - 1.5%

CONSUMER DISCRETIONARY - 1.5%
Volkswagen AG	41	8,316
Total Preferred Stocks (cost $7,710)		8,316

RIGHTS - 0.0%
Repsol SA (c) (e)	331	184
Total Rights (cost $195)		184

SHORT TERM INVESTMENTS - 3.6%

Investment Companies - 1.4%
JNL Money Market Fund, 0.01% (a) (h)	7,656	7,656

Securities Lending Collateral - 2.2%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	11,625	11,625
Total Short Term Investments (cost $19,281)		19,281

Total Investments - 101.5% (cost $510,875)		549,109
Other Assets and Liabilities, Net - (1.5%)		(8,193)
Total Net Assets - 100.0%		$540,916

JNL/JPMorgan MidCap Growth Fund

Portfolio Composition:	Percentage of Total Investments
Consumer Discretionary	21.0%
Industrials	18.7
Information Technology	17.5
Health Care	14.3
Financials	9.7
Energy	6.2
Materials	3.4
Consumer Staples	1.3
Short Term Investments	7.9
Total Investments	100.0%

	Shares/Par (p)	Value
COMMON STOCKS - 97.7%

CONSUMER DISCRETIONARY - 22.2%
Discovery Communications Inc. - Class A (c)	107	$8,246
GameStop Corp. - Class A	175	7,368
GNC Holdings Inc. - Class A	267	11,800
Harley-Davidson Inc.	300	16,457
Lululemon Athletica Inc. (c) (e)	149	9,736
Madison Square Garden Inc. - Class A (c)	103	6,126
Marriott International Inc. - Class A	355	14,335
Michael Kors Holdings Ltd. (c)	261	16,193
Mohawk Industries Inc. (c)	90	10,169
O’Reilly Automotive Inc. (c)	202	22,772
PetSmart Inc.	19	1,239
Ross Stores Inc.	211	13,649
Tesla Motors Inc. (c) (e)	65	6,951
Tractor Supply Co.	102	12,008
Under Armour Inc. - Class A (c) (e)	115	6,837
Urban Outfitters Inc. (c)	267	10,727
Williams-Sonoma Inc.	230	12,855
Wynn Resorts Ltd.	102	13,005
		200,473
CONSUMER STAPLES - 1.4%
Avon Products Inc.	336	7,060
WhiteWave Foods Co. - Class A (c) (e)	332	5,401
		12,461
ENERGY - 6.6%
Cabot Oil & Gas Corp. - Class A	189	13,401
Cameron International Corp. (c)	125	7,616
Concho Resources Inc. (c)	133	11,110
Oceaneering International Inc.	141	10,209
Plains All American Pipeline LP	157	8,756
Range Resources Corp.	108	8,366
		59,458
FINANCIALS - 10.3%
Aon Plc - Class A	111	7,130
Axis Capital Holdings Ltd.	236	10,809
Blackstone Group LP	429	9,024
CBRE Group Inc. - Class A (c)	128	2,983
East West Bancorp Inc.	273	7,516
Lazard Ltd. - Class A	210	6,736
M&T Bank Corp. (e)	79	8,772
Moody’s Corp.	231	14,075
ProLogis Inc.	176	6,635
Signature Bank (c)	104	8,593
T. Rowe Price Group Inc.	150	10,975
		93,248
HEALTH CARE - 15.2%
Actavis Inc. (c)	92	11,562
Agilent Technologies Inc.	314	13,405
Alexion Pharmaceuticals Inc. (c)	59	5,479
Brookdale Senior Living Inc. (c)	352	9,307
Bruker Corp. (c)	360	5,809
DaVita HealthCare Partners Inc. (c)	59	7,115
Health Net Inc. (c)	212	6,740
Humana Inc.	116	9,771
Illumina Inc. (c) (e)	172	12,880
Onyx Pharmaceuticals Inc. (c) (f)	99	12,238
Regeneron Pharmaceuticals Inc. (c)	27	6,049
Sirona Dental Systems Inc. (c)	142	9,348
Valeant Pharmaceuticals International Inc. (c)	182	15,658
Vertex Pharmaceuticals Inc. (c)	141	11,294
		136,655
INDUSTRIALS - 19.9%
Acuity Brands Inc.	125	9,470
Air Lease Corp. - Class A	335	9,240
Canadian Pacific Railway Ltd. (e)	70	8,485
Carlisle Cos. Inc.	216	13,459
Delta Air Lines Inc.	616	11,519
Flowserve Corp.	195	10,548
Fluor Corp.	181	10,729
Fortune Brands Home & Security Inc.	262	10,134
Generac Holdings Inc.	194	7,165
HD Supply Holdings Inc (c)	442	8,301
JB Hunt Transport Services Inc.	204	14,701
Kirby Corp. (c)	136	10,778
MSC Industrial Direct Co. - Class A	133	10,279
Nielsen Holdings NV	253	8,505
Pall Corp.	239	15,850
Stericycle Inc. (c)	112	12,408
Wabtec Corp.	141	7,544
		179,115

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
INFORMATION TECHNOLOGY - 18.5%
Akamai Technologies Inc. (c)	216	9,208
Alliance Data Systems Corp. (c) (e)	93	16,745
Amphenol Corp. - Class A	191	14,879
Applied Materials Inc.	772	11,514
Aruba Networks Inc. (c)	283	4,342
Avago Technologies Ltd.	414	15,487
CoreLogic Inc. (c)	267	6,175
F5 Networks Inc. (c)	78	5,387
FleetCor Technologies Inc. (c)	169	13,740
KLA-Tencor Corp.	120	6,671
LinkedIn Corp. - Class A (c)	63	11,179
OpenTable Inc. (c) (e)	92	5,851
Palo Alto Networks Inc. (c)	130	5,464
Red Hat Inc. (c)	197	9,411
SolarWinds Inc. (c)	103	4,009
Splunk Inc. (c)	143	6,648
Workday Inc. - Class A (c) (e)	111	7,088
Xilinx Inc.	338	13,400
		167,198
MATERIALS - 3.6%
PPG Industries Inc.	91	13,265
Sherwin-Williams Co.	107	18,861
		32,126
Total Common Stocks (cost $776,771)		880,734

SHORT TERM INVESTMENTS - 8.4%

Investment Companies - 1.7%
JNL Money Market Fund, 0.01% (a) (h)	15,103	15,103

Securities Lending Collateral - 6.7%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	60,308	60,308
Total Short Term Investments (cost $75,411)		75,411

Total Investments - 106.1% (cost $852,182)		956,145
Other Assets and Liabilities, Net - (6.1%)		(54,697)
Total Net Assets - 100.0%		$901,448

JNL/Lazard Emerging Markets Fund

Portfolio Composition:	Percentage of Total Investments
Financials	26.2%
Information Technology	16.9
Telecommunication Services	11.5
Consumer Staples	10.6
Energy	9.0
Consumer Discretionary	8.1
Industrials	7.7
Materials	5.3
Health Care	0.3
Short Term Investments	4.4
Total Investments	100.0%

	Shares/Par (p)	Value
COMMON STOCKS - 97.7%

CONSUMER DISCRETIONARY - 8.4%
Astra International Tbk PT	10,236	$7,196
Cia Hering	85	1,200
Daphne International Holdings Ltd. (e)	3,948	3,365
Estacio Participacoes SA	721	5,214
Grupo Televisa SAB - GDR	442	10,967
Hyundai Mobis	111	26,320
Imperial Holdings Ltd.	396	8,416
Sands China Ltd.	1,043	4,873
Techtronic Industries Co.	1,653	3,923
Truworths International Ltd.	962	8,466
Woolworths Holdings Ltd.	1,326	8,644
Woongjin Coway Co. Ltd.	322	15,727
Wynn Macau Ltd.	6,065	16,314
		120,625
CONSUMER STAPLES - 10.9%
British American Tobacco Plc	478	8,991
Cia de Bebidas das Americas - ADR	386	14,409
CP ALL PCL	6,132	7,681
Eastern Tobacco	17	228
Kimberly-Clark de Mexico SAB de CV	5,236	17,175
KT&G Corp.	323	20,954
Magnit OJSC - GDR (r)	206	11,732
Natura Cosmeticos SA	751	16,416
Oriflame Cosmetics SA - SDR (e)	264	8,360
Shoprite Holdings Ltd.	1,285	24,142
Souza Cruz SA	1,154	14,251
Tiger Brands Ltd.	426	12,723
		157,062
ENERGY - 9.2%
CNOOC Ltd.	10,301	17,253
Eurasia Drilling Co. Ltd. - GDR	115	4,274
Exxaro Resources Ltd.	259	3,813
Gazprom OAO - ADR	1,339	8,791
Gazprom OAO - ADR	917	6,022
Gazprom OAO - ADR	11	71
Kunlun Energy Co. Ltd.	946	1,670
Lukoil OAO - ADR	—	22
Lukoil OAO - ADR	194	11,163
NovaTek OAO - GDR	58	6,974
Oil & Gas Development Co. Ltd.	3,891	8,945
Pacific Rubiales Energy Corp.	1,362	23,915
Pakistan Petroleum Ltd.	4,886	10,390
Petroleo Brasileiro SA - ADR	269	3,945
PTT Exploration & Production PCL	2,063	10,491
Tambang Batubara Bukit Asam Tbk PT	737	980
TMK OAO - GDR	226	2,615
TMK OAO - GDR	122	1,412
YPF SA - ADR - Class D (e)	671	9,902
		132,648
FINANCIALS - 26.8%
Agricultural Bank of China - Class H	13,253	5,418
Akbank T.A.S.	3,128	12,731
Banco Bradesco SA - ADR (e)	254	3,299
Banco do Brasil SA	3,927	38,872
BanColombia SA - ADR	79	4,469
Bank Mandiri Persero Tbk PT	24,667	22,248
Bank of India	1,241	4,828
Bank Rakyat Indonesia Persero Tbk PT	6,809	5,286
BB Seguridade Participacoes SA (c)	1,925	15,136
China Construction Bank Corp. - Class H	61,239	43,034
Commercial International Bank Egypt SAE - GDR	2,136	8,437
Credicorp Ltd.	13	1,599
Cyrela Brazil Realty SA	556	3,817
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	2,247	3,165
Grupo Financiero Banorte SAB de CV	545	3,258
Hanwha Life Insurance Co. Ltd.	2,750	15,831
ICICI Bank Ltd. - ADR	174	6,648
KB Financial Group Inc.	596	17,680
Nedbank Group Ltd.	551	9,781
OTP Bank Plc	1,042	21,798

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Ping an Insurance Group Co. of China Ltd. - Class H (e)	703	4,693
Punjab National Bank	1,101	11,998
Sanlam Ltd.	2,314	10,752
Sberbank of Russia - ADR	3,972	45,066
Shinhan Financial Group Co. Ltd.	940	30,827
Standard Bank Group Ltd.	1,276	14,377
Turkiye Is Bankasi SA - Class C	7,438	21,953
		387,001
HEALTH CARE - 0.3%
Genomma Lab Internacional SAB de CV - Class B (c) (e)	2,257	4,457

INDUSTRIALS - 7.6%
Aselsan Elektronik Sanayi Ve Ticaret A/S	628	2,756
Bharat Heavy Electricals Ltd.	2,529	7,379
Bidvest Group Ltd.	744	18,441
CCR SA	1,806	14,371
Changsha Zoomlion Heavy Industry Science and Technology Development Co. Ltd. - Class H (e)	4,072	2,899
China State Construction International Holdings Ltd. (e)	3,772	5,842
Globaltrans Investment Plc - GDR	388	5,326
KOC Holding A/S	3,102	14,864
KOC Holding A/S - ADR	168	3,987
Murray & Roberts Holdings Ltd. (c)	107	272
Orascom Construction Industries	351	12,063
United Tractors Tbk PT	7,684	14,027
Weichai Power Co. Ltd. - Class H (e)	2,150	6,308
Zhuzhou CSR Times Electric Co. Ltd. - Class H	666	1,668
		110,203
INFORMATION TECHNOLOGY - 17.3%
AAC Technologies Holdings Inc. (e)	753	4,225
Baidu.com - ADR - Class A (c)	288	27,203
Catcher Technology Co. Ltd.	686	3,546
Cielo SA	1,625	40,727
Cielo SA - ADR	199	5,010
Hon Hai Precision Industry Co. Ltd.	869	2,124
Hon Hai Precision Industry Co. Ltd. - GDR	2,441	11,842
MediaTek Inc.	1,095	12,623
NetEase.com - ADR	232	14,630
NHN Corp.	50	12,758
Samsung Electronics Co. Ltd.	37	43,328
Taiwan Semiconductor Manufacturing Co. Ltd.	1,483	5,369
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,927	35,295
Tata Consultancy Services Ltd.	753	19,202
TPK Holding Co. Ltd.	300	4,772
Yandex NV - Class A (c)	245	6,776
		249,430
MATERIALS - 5.4%
Freeport-McMoRan Copper & Gold Inc.	139	3,829
Grupo Mexico SAB de CV	3,691	10,682
Huabao International Holdings Ltd. (e)	15,981	7,037
Jindal Steel & Power Ltd.	1,432	5,217
PPC Ltd.	2,408	7,258
Semen Gresik Persero Tbk PT	5,598	9,614
Siam Cement PCL	830	12,178
Vale SA - ADR (e)	1,460	19,194
Vale SA - ADR Preferred	236	2,867
		77,876
TELECOMMUNICATION SERVICES - 11.8%
America Movil SAB de CV - ADR - Class L	544	11,837
China Mobile Ltd. - ADR	601	31,090
MegaFon OAO - GDR (c) (r)	516	16,165
Mobile Telesystems OJSC - ADR	1,619	30,660
Philippine Long Distance Telephone Co. - ADR	356	24,155
Telekomunikasi Indonesia PT - ADR	680	29,060
Turkcell Iletisim Hizmetleri A/S (c)	2,368	13,624
Turkcell Iletisim Hizmetleri A/S - ADR (c)	187	2,686
Vodacom Group Ltd. (e)	977	10,372
		169,649
Total Common Stocks (cost $1,495,786)		1,408,951

PREFERRED STOCKS - 0.3%

INDUSTRIALS - 0.3%
Marcopolo SA	694	3,976
Total Preferred Stocks (cost $4,299)		3,976

SHORT TERM INVESTMENTS - 4.5%

Investment Companies - 1.4%
JNL Money Market Fund, 0.01% (a) (h)	20,134	20,134

Securities Lending Collateral - 3.1%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	45,289	45,289
Total Short Term Investments (cost $65,423)		65,423

Total Investments - 102.5% (cost $1,565,508)		1,478,350
Other Assets and Liabilities, Net - (2.5%)		(35,549)
Total Net Assets - 100.0%		$1,442,801

JNL/Mellon Capital Emerging Markets Index Fund

Portfolio Composition:	Percentage of Total Investments
Financials	26.9%
Information Technology	13.9
Energy	10.6
Materials	9.9
Consumer Staples	9.0
Consumer Discretionary	8.2
Telecommunication Services	7.7
Industrials	6.0
Utilities	3.2
Health Care	1.4
Investment Companies	0.9
Short Term Investments	2.3
Total Investments	100.0%

	Shares/Par (p)	Value
COMMON STOCKS - 90.8%

CONSUMER DISCRETIONARY - 7.7%
Anhanguera Educacional Participacoes SA	56	$330
Anta Sports Products Ltd. (e)	136	119
Arcelik A/S	34	223
Astra International Tbk PT	2,890	2,031
Astro Malaysia Holdings Bhd	265	253
Bajaj Auto Ltd.	11	371
BEC World PCL	73	138
BEC World PCL - NVDR	52	99
Belle International Holdings Ltd.	676	924
Berjaya Sports Toto Bhd	106	147
Bosideng International Holdings Ltd. (e)	402	84
Brilliance China Automotive Holdings Ltd. (c)	434	483
BYD Co. Ltd. - Class H (c)	74	243
Cheil Worldwide Inc. (c)	15	311

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Cheng Shin Rubber Industry Co. Ltd.	206	648
China Motor Corp.	55	48
Cia Hering	20	285
Cyfrowy Polsat SA (c)	29	163
Dah Chong Hong Holdings Ltd. (e)	98	78
Daphne International Holdings Ltd. (e)	132	112
Dongfeng Motor Group Co. Ltd. - Class H	370	491
El Puerto de Liverpool SAB de CV - Class C	26	308
Far Eastern Department Stores Co. Ltd.	159	151
Ford Otomotiv Sanayi A/S	11	157
Formosa International Hotels Corp.	5	61
Formosa Taffeta Co. Ltd.	142	134
Foschini Ltd. (e)	28	279
Geely Automobile Holdings Ltd. (e)	595	255
Genting Bhd	282	928
Genting Malaysia Bhd	391	480
Giant Manufacturing Co. Ltd.	44	302
Global Mediacom Tbk PT	898	193
Golden Eagle Retail Group Ltd.	78	104
GOME Electrical Appliances Holdings Ltd. (c)	949	85
Great Wall Motor Co. Ltd. - Class H	144	616
Guangzhou Automobile Group Co. Ltd. - Class H (e)	322	302
Haier Electronics Group Co. Ltd.	98	156
Halla Visteon Climate Control Corp.	6	193
Hankook Tire Co. Ltd.	11	502
Hero Honda Motors Ltd.	6	163
Home Product Center PCL - NVDR	300	111
Hotai Motor Co. Ltd.	32	343
Hyundai Department Store Co. Ltd.	2	301
Hyundai Mobis	10	2,307
Hyundai Motor Co.	21	4,209
Hyundai Wia Corp.	2	304
Imperial Holdings Ltd.	26	543
Intime Department Store Group Co. Ltd.	143	138
Jollibee Foods Corp.	50	170
Kangwon Land Inc.	14	384
Kia Motors Corp.	36	1,951
Kroton Educacional SA	26	363
LG Display Co. Ltd. (c)	33	778
LG Electronics Inc.	15	944
Lojas Americanas SA	24	147
Lojas Renner SA	18	501
Lotte Shopping Co. Ltd.	1	462
Mahindra & Mahindra Ltd.	42	683
Media Nusantara Citra Tbk PT	612	192
Merida Industry Co. Ltd.	24	142
Minor International PCL - NVDR	173	138
Mr Price Group Ltd.	31	426
MRV Engenharia e Participacoes SA	46	134
Nan Kang Rubber Tire Co. Ltd.	49	57
Naspers Ltd. - Class N	56	4,128
Parkson Holdings Bhd	66	81
Parkson Retail Group Ltd.	153	63
Pick n Pay Stores Ltd.	29	115
Pou Chen Corp.	315	298
Ruentex Industries Ltd.	80	177
S.A.C.I. Falabella	103	1,114
Shenzhou International Group Holdings Ltd.	64	184
Steinhoff International Holdings Ltd. (c)	192	477
Tata Motors Ltd.	108	507
Titan Industries Ltd.	27	100
Tofas Turk Otomobil Fabrikasi A/S	17	104
Truworths International Ltd.	62	549
Turkiye Sise ve Cam Fabrikalari A/S	53	74
UMW Holdings Bhd	70	323
Woolworths Holdings Ltd.	106	690
Woongjin Coway Co. Ltd.	7	358
Yulon Motor Co. Ltd.	107	171
Zee Entertainment Enterprises Ltd.	41	161
Zhongsheng Group Holdings Ltd.	55	60
		38,412
CONSUMER STAPLES - 8.2%
Almacenes Exito SA	27	444
Amorepacific Corp.	—	365
AMOREPACIFIC Group	—	82
Anadolu Efes Biracilik Ve Malt Sanayii A/S	31	449
Arca Continental SAB de CV	41	314
Astra Agro Lestari Tbk PT	70	138
BIM Birlesik Magazalar A/S	28	615
British American Tobacco Plc	19	363
Cencosud SA	167	834
Charoen Pokphand Foods PCL	227	188
Charoen Pokphand Foods PCL - NVDR	172	142
Charoen Pokphand Indonesia Tbk PT	987	509
China Agri-Industries Holdings Ltd.	318	139
China Mengniu Dairy Co. Ltd.	194	693
China Resources Enterprise Ltd.	174	545
Cia Cervecerias Unidas SA	16	224
Cia de Bebidas das Americas	19	715
CJ CheilJedang Corp.	1	224
Coca-Cola Femsa SAB de CV - Class L	59	836
Coca-Cola Icecek A/S	9	272
Controladora Comercial Mexicana SAB de CV - Class C	49	186
Cosan SA Industria e Comercio	21	401
CP ALL PCL	360	451
CP ALL PCL - NVDR	255	319
Dabur India Ltd.	54	142
E-Mart Co. Ltd.	3	496
Eurocash SA	12	215
Felda Global Ventures Holdings Bhd	167	239
Fomento Economico Mexicano SAB de CV	275	2,848
Genting Plantations Bhd	46	135
GlaxoSmithKline Consumer Healthcare Ltd.	2	139
Godrej Consumer Products Ltd.	18	244
Grupo Bimbo SAB de CV - Class A (e)	236	717
Grupo Comercial Chedraui SA de CV - Class B	60	224
Gudang Garam Tbk PT	67	338
Hengan International Group Co. Ltd.	106	1,152
Hindustan Unilever Ltd.	119	1,173
Hite Jinro Co. Ltd.	3	79
Hypermarcas SA	50	322
Indofood CBP Sukses Makmur Tbk PT	136	166
Indofood Sukses Makmur Tbk PT	622	459
ITC Ltd.	315	1,716
JBS SA	91	263
Kernel Holding SA (c)	8	115
Kimberly-Clark de Mexico SAB de CV	223	732
KT&G Corp.	16	1,022
LG Household & Health Care Ltd.	1	680
Lotte Confectionery Co. Ltd.	—	108
M Dias Branco SA	6	216
Magnit OJSC - GDR	38	2,145
Massmart Holdings Ltd.	15	278
Natura Cosmeticos SA	26	560
Orion Corp.	—	397
Perdigao SA	93	2,016
PPB Group Bhd	58	261
President Chain Store Corp.	84	549
Raia Drogasil SA	29	276
Shinsegae Co. Ltd.	1	192
Shoprite Holdings Ltd.	59	1,110
Siam Makro PCL - NVDR	14	361
Souza Cruz SA	55	678

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Spar Group Ltd.	23	273
Standard Foods Corp.	44	137
Sun Art Retail Group Ltd.	355	511
Tiger Brands Ltd.	22	659
Tingyi Cayman Islands Holding Corp.	283	734
Tsingtao Brewery Co. Ltd. - Class H	56	399
Uni-President China Holdings Ltd. (e)	115	116
Uni-President Enterprises Corp.	572	1,113
Unilever Indonesia Tbk PT	211	652
United Breweries Ltd.	10	123
United Spirits Ltd.	12	447
Universal Robina Corp.	108	311
Vina Concha y Toro SA	62	121
Wal-Mart de Mexico SAB de CV - Class V	725	2,032
Want Want China Holdings Ltd. (e)	820	1,149
Wumart Stores Inc. - Class H	56	102
Yantai Changyu Pioneer Wine Co. Ltd. - Class B	27	122
		41,212
ENERGY - 9.9%
Adaro Energy Tbk PT	1,733	149
Banpu PCL	8	60
Banpu PCL - NVDR	8	61
Bharat Petroleum Corp. Ltd.	19	117
Bumi Armada Bhd	117	143
Bumi Resources Tbk PT	1,798	99
Cairn India Ltd.	62	300
China Coal Energy Co. - Class H	535	278
China Oilfield Services Ltd. - Class H	226	440
China Petroleum & Chemical Corp. - Class H	3,638	2,546
China Shenhua Energy Co. Ltd. - Class H	480	1,220
CNOOC Ltd.	2,535	4,246
Coal India Ltd.	76	389
Ecopetrol SA	700	1,468
Energy Development Corp.	944	126
Exxaro Resources Ltd.	19	281
Gazprom OAO - ADR	296	1,945
Gazprom OAO - ADR	552	3,626
Grupa Lotos SA - Class A (c)	9	97
GS Holdings Corp.	7	317
Indo Tambangraya Megah Tbk PT	49	138
Inner Mongolia Yitai Coal Co. Ltd. - Class B	81	391
IRPC PCL	813	86
IRPC PCL - NVDR	490	52
Kunlun Energy Co. Ltd.	462	815
Lukoil OAO - ADR	26	1,479
Lukoil OAO - ADR	48	2,749
MOL Hungarian Oil and Gas Plc	6	462
NovaTek OAO - GDR	13	1,535
OGX Petroleo e Gas Participacoes SA (c)	142	50
Oil & Natural Gas Corp. Ltd.	114	631
Oil India Ltd.	20	195
PetroChina Co. Ltd. - Class H	3,006	3,259
Petroleo Brasileiro SA	418	2,783
Petronas Dagangan Bhd	31	251
Polskie Gornictwo Naftowe i Gazownictwo SA	240	419
PTT Exploration & Production PCL	143	730
PTT Exploration & Production PCL - NVDR	44	225
PTT PCL	67	724
PTT PCL - NVDR	55	590
Reliance Industries Ltd.	181	2,619
Rosneft OAO - GDR (e)	58	399
Rosneft OAO - GDR	114	779
S-Oil Corp.	6	376
Sapurakencana Petroleum Bhd (c)	531	685
Sasol Ltd.	78	3,405
SK Energy Co. Ltd.	8	987
Surgutneftegaz OAO - ADR (c)	176	1,378
Tambang Batubara Bukit Asam Tbk PT	120	159
Tatneft OAO - ADR	34	1,228
Thai Oil PCL - NVDR	34	68
TMK OAO - GDR	11	124
Tupras Turkiye Petrol Rafinerileri A/S	19	452
Ultrapar Participacoes SA	44	1,061
Yanzhou Coal Mining Co. Ltd. - Class H (e)	298	212
		49,404
FINANCIALS - 25.0%
Absa Group Ltd.	46	686
African Bank Investments Ltd. (e)	100	164
Agile Property Holdings Ltd.	184	196
Agricultural Bank of China - Class H	2,960	1,210
Akbank T.A.S.	264	1,076
Alior Bank SA (c)	4	100
Alliance Financial Group Bhd	173	289
AMMB Holdings Bhd	247	572
Attijariwafa Bank	4	168
Axis Bank Ltd.	42	941
Ayala Corp.	25	328
Ayala Land Inc.	766	535
Banco Bradesco SA	88	1,207
Banco de Chile	2,816	406
Banco de Credito e Inversiones	5	312
Banco do Brasil SA	79	780
Banco Santander Brasil SA	132	803
Banco Santander Chile	8,384	516
BanColombia SA	31	417
Bangkok Bank PCL	32	213
Bangkok Bank PCL - NVDR	160	1,044
Bank Central Asia Tbk PT	1,730	1,734
Bank Danamon Indonesia Tbk PT - Class A	425	250
Bank Handlowy w Warszawie SA	5	130
Bank Mandiri Persero Tbk PT	1,355	1,222
Bank Millennium SA (c)	44	69
Bank Negara Indonesia Persero Tbk PT	1,095	471
Bank of Ayudhya PCL	42	48
Bank of Ayudhya PCL - NVDR	308	350
Bank of Baroda	4	37
Bank of China Ltd. - Class H	10,688	4,379
Bank of Communications Co. Ltd. - Class H	1,187	761
Bank of India	20	77
Bank of the Philippine Islands	83	185
Bank Pekao SA	17	786
Bank Rakyat Indonesia Persero Tbk PT	1,562	1,212
Bank Zachodni WBK SA	3	292
BB Seguridade Participacoes SA (c)	83	654
BDO Unibank Inc.	224	440
BM&F Bovespa SA	260	1,427
BR Malls Participacoes SA	56	501
BR Properties SA	27	233
BRE Bank SA	2	257
BS Financial Group Inc.	26	324
Bumi Serpong Damai PT	796	143
Bumiputra-Commerce Holdings Bhd	608	1,584
Canara Bank	11	65
Cathay Financial Holding Co. Ltd.	977	1,328
Central Pattana PCL - NVDR	194	279
CETIP SA - Mercados Organizados	30	300
Chailease Holding Co. Ltd.	100	234
Chang Hwa Commercial Bank	537	295
China Citic Bank - Class H	1,256	577
China Construction Bank Corp. - Class H	10,190	7,161
China Development Financial Holding Corp.	1,990	557
China Everbright Ltd.	108	141
China Life Insurance Co. Ltd.	239	235

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
China Life Insurance Co. Ltd. - Class H	1,060	2,468
China Merchants Bank Co. Ltd. - Class H	550	912
China Minsheng Banking Corp. Ltd. - Class H (e)	766	745
China Overseas Grand Oceans Group Ltd. (e)	82	104
China Overseas Land & Investment Ltd.	560	1,459
China Pacific Insurance Group Co. Ltd. - Class H	371	1,175
China Resources Land Ltd. (e)	285	775
China Taiping Insurance Holdings Co. Ltd. (c)	137	210
China Vanke Co. Ltd. - Class B	177	315
Chinatrust Financial Holding Co. Ltd.	1,748	1,079
Chongqing Rural Commercial Bank - Class H (e)	337	142
CITIC Securities Co. Ltd. - Class H (e)	153	270
Commercial International Bank	72	297
Compartamos SAB de CV	159	275
Corp. Financiera Colombiana SA	11	203
Corp. Financiera Colombiana SA	—	5
Corpbanca	22,620	260
Country Garden Holdings Co.	635	330
Credicorp Ltd.	10	1,241
Cyrela Brazil Realty SA	42	291
Daewoo Securities Co. Ltd.	28	241
DGB Financial Group Inc.	20	275
Discovery Holdings Ltd.	39	329
DLF Ltd.	55	166
Dongbu Insurance Co. Ltd.	6	258
Douja Promotion Groupe Addoha SA	29	164
E. Sun Financial Holding Co. Ltd.	570	347
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	86	121
Evergrande Real Estate Group Ltd. (c) (e)	921	338
Far East Horizon Ltd.	142	89
Farglory Land Development Co. Ltd.	32	59
Fibra Uno Administracion SA de CV	194	650
First Financial Holding Co. Ltd.	968	570
FirstRand Ltd.	419	1,226
Franshion Properties China Ltd.	496	165
Fubon Financial Holding Co. Ltd.	837	1,137
Growthpoint Properties Ltd.	258	689
Grupo de Inversiones Suramericana SA	37	694
Grupo Financiero Banorte SAB de CV	259	1,548
Grupo Financiero Inbursa SAB de CV	328	721
Grupo Financiero Santander Mexico SAB de CV - Class B	256	731
Guangdong Investment Ltd.	306	265
Guangzhou R&F Properties Co. Ltd. - Class H	127	182
Haci Omer Sabanci Holding A/S	108	570
Haitong Securities Co. Ltd. - Class H	151	181
Hana Financial Group Inc.	38	1,109
Hanwha Life Insurance Co. Ltd.	28	160
HDFC Bank Ltd.	220	2,468
Highwealth Construction Corp.	32	67
Hong Leong Bank Bhd	67	294
Hong Leong Financial Group Bhd	37	167
Housing Development Finance Corp.	208	3,059
Hua Nan Financial Holdings Co. Ltd.	645	361
Hyundai Marine & Fire Insurance Co. Ltd.	8	223
Hyundai Securities Co. Ltd.	10	58
ICICI Bank Ltd.	63	1,119
IDFC Ltd.	139	298
Industrial & Commercial Bank of China - Class H	10,444	6,545
Industrial Bank of Korea	25	240
Investec Ltd.	39	254
Kasikornbank PCL	44	276
Kasikornbank PCL - NVDR	241	1,470
KB Financial Group Inc.	54	1,597
Komercni Banka A/S	2	415
Korea Investment Holdings Co. Ltd.	4	161
Kotak Mahindra Bank Ltd.	41	502
Krung Thai Bank PCL	244	159
Krung Thai Bank PCL - Class F	61	40
Krung Thai Bank PCL - NVDR	216	140
Liberty Holdings Ltd.	13	162
LIC Housing Finances Ltd.	41	175
Lippo Karawaci Tbk PT	2,796	427
Longfor Properties Co. Ltd.	193	286
LSR Group - GDR	29	120
Malayan Banking Bhd	591	1,939
Mega Financial Holdings Co. Ltd.	1,219	921
Metro Pacific Investments Corp.	1,516	185
Metropolitan Bank & Trust Co.	33	85
Mirae Asset Securities Co. Ltd.	3	120
MMI Holdings Ltd.	148	332
Multiplan Empreendimentos Imobiliarios SA	10	231
Nedbank Group Ltd.	30	529
New China Life Insurance Co. Ltd. - Class H (e)	84	256
OTP Bank Plc	29	598
People’s Insurance Co. Group of China Ltd. - Class H (e)	580	263
PICC Property & Casualty Co. Ltd. - Class H	419	470
Ping an Insurance Group Co. of China Ltd. - Class H (e)	261	1,739
Poly Property Group Co. Ltd.	307	165
Porto Seguro SA	15	158
Power Finance Corp. Ltd.	28	67
Powszechna Kasa Oszczednosci Bank Polski SA	120	1,284
Powszechny Zaklad Ubezpieczen SA	7	915
Public Bank Bhd	143	768
Redefine Properties Ltd.	376	399
Reliance Capital Ltd.	17	97
Remgro Ltd.	68	1,312
RHB Capital Bhd	82	223
RMB Holdings Ltd.	105	419
RMI Holdings	92	234
Ruentex Development Co. Ltd.	88	159
Rural Electrification Corp. Ltd.	44	148
Samsung Card Co. Ltd.	4	143
Samsung Fire & Marine Insurance Co. Ltd.	5	1,053
Samsung Life Insurance Co. Ltd.	9	835
Samsung Securities Co. Ltd.	9	368
Sanlam Ltd.	245	1,139
Sberbank of Russia - ADR	407	4,623
Shimao Property Holdings Ltd. (e)	193	380
Shin Kong Financial Holding Co. Ltd.	1,032	346
Shinhan Financial Group Co. Ltd.	59	1,936
Shriram Transport Finance Co. Ltd.	21	245
Shui On Land Ltd. (e)	608	177
Siam Commercial Bank PCL	114	629
Siam Commercial Bank PCL - NVDR	131	722
Sino-Ocean Land Holdings Ltd.	493	266
SinoPac Financial Holdings Co. Ltd.	863	408
SM Investments Corp.	30	744
SM Prime Holdings Inc.	992	373
Soho China Ltd. (e)	235	186
Standard Bank Group Ltd.	168	1,889
State Bank of India	18	590
Sul America SA	15	90
Taishin Financial Holding Co. Ltd.	871	382
Taiwan Business Bank (c)	559	166
Taiwan Cooperative Financial Holding	645	356
Talaat Moustafa Group (c)	87	50
Turkiye Garanti Bankasi A/S	318	1,387

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Turkiye Halk Bankasi A/S	84	709
Turkiye Is Bankasi SA - Class C	242	714
Turkiye Vakiflar Bankasi Tao	107	267
UEM Land Holdings Bhd	223	220
Unitech Ltd. (c)	104	37
VTB Bank OJSC - GDR (e)	109	307
VTB Bank OJSC - GDR	140	394
Woori Finance Holdings Co. Ltd.	52	473
Woori Investment & Securities Co. Ltd.	20	199
Yapi ve Kredi Bankasi A/S	109	248
Yuanta Financial Holding Co. Ltd.	1,183	613
Yuexiu Property Co. Ltd.	578	146
		125,151
HEALTH CARE - 1.4%
Apollo Hospitals Enterprise Ltd.	12	218
Aspen Pharmacare Holdings Ltd.	43	996
Bangkok Dusit Medical Services PCL - NVDR	42	212
Celltrion Inc.	8	291
Cipla Ltd.	47	307
Divi’s Laboratories Ltd.	5	81
Dr. Reddy’s Laboratories Ltd.	13	501
Genomma Lab Internacional SAB de CV - Class B (c)	95	187
IHH Healthcare Bhd (c)	310	388
Kalbe Farma Tbk PT	3,238	468
Life Healthcare Group Holdings Ltd.	124	469
Lupin Ltd.	12	158
Netcare Ltd.	152	355
Odontoprev SA	30	125
Piramal Healthcare Ltd.	6	61
Ranbaxy Laboratories Ltd. (c)	19	100
ScinoPharm Taiwan Ltd.	17	39
Shandong Weigao Group Medical Polymer Co. Ltd.	214	233
Shanghai Pharmaceuticals Holding Co. Ltd. - Class H	79	148
Sihuan Pharmaceutical Holdings Group Ltd.	297	194
Sino Biopharmaceutical	380	246
Sinopharm Group Co. Ltd. - Class H	135	338
Sun Pharmaceutical Industries Ltd.	43	738
Wockhardt Ltd	3	52
Yuhan Corp.	1	196
		7,101
INDUSTRIALS - 6.0%
Aboitiz Equity Ventures Inc.	266	308
Adani Enterprises Ltd.	26	90
Aditya Birla Nuvo Ltd.	4	70
Air China Ltd. - Class H (e)	204	146
AirAsia Bhd	199	200
Airports of Thailand PCL - NVDR	61	327
Alfa SAB de CV - Class A	410	987
All America Latina Logistica SA	64	273
Alliance Global Group Inc.	366	197
Arteris SA	19	171
AviChina Industry & Technology Co. Ltd. - Class H	244	125
Barloworld Ltd.	30	247
Beijing Capital International Airport Co. Ltd. - Class H	270	175
Beijing Enterprises Holdings Ltd. (e)	70	501
Bharat Heavy Electricals Ltd.	98	285
Bidvest Group Ltd.	44	1,085
CCR SA	122	968
Changsha Zoomlion Heavy Industry Science and Technology Development Co. Ltd. - Class H (e)	207	147
China Airlines Ltd. (c)	499	187
China Communications Constructions Co. Ltd. - Class H	590	459
China COSCO Holdings Co. Ltd. - Class H (c)	367	160
China Everbright International Ltd. (e)	278	214
China International Marine Containers Group Co. Ltd. - Class H	89	153
China Merchants Holdings International Co. Ltd.	153	472
China Railway Construction Corp. Ltd. - Class H	287	248
China Railway Group Ltd. - Class H	559	257
China Shipping Container Lines Co. Ltd. - Class H (c)	425	110
China Southern Airlines Co. Ltd. - Class H	266	107
China State Construction International Holdings Ltd.	250	388
Citic Pacific Ltd. (e)	231	246
CJ Corp.	2	190
COSCO Pacific Ltd.	258	333
CSR Corp. Ltd. - Class H (e)	207	121
CTCI Corp.	87	158
Daelim Industrial Co. Ltd.	3	263
Daewoo Engineering & Construction Co. Ltd. (c)	11	67
Daewoo International Corp.	8	237
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	14	298
DMCI Holdings Inc.	133	158
Doosan Corp.	2	172
Doosan Heavy Industries and Construction Co. Ltd.	6	227
Doosan Infracore Co. Ltd. (c)	14	132
EcoRodovias Infraestrutura e Logistica SA	21	144
Empresa Brasileira de Aeronautica SA	84	771
Empresas COPEC SA	63	828
Enka Insaat ve Sanayi A/S	49	124
Eva Airways Corp. (c)	268	152
Evergreen Marine Corp. Taiwan Ltd. (c)	197	107
Far Eastern New Century Corp.	404	436
Fosun International Ltd.	173	126
Gamuda Bhd	211	316
Greentown China Holdings Ltd.	69	111
Grupo Aeroportuario del PacifiCo SAB de CV - Class B	37	186
Grupo Aeroportuario del Sureste SAB de CV - Class B (e)	27	301
Grupo Carso SAB de CV	81	386
GS Engineering & Construction Corp.	5	115
Hiwin Technologies Corp.	21	122
Hyundai Development Co.	9	193
Hyundai Engineering & Construction Co. Ltd.	10	472
Hyundai Glovis Co. Ltd.	2	329
Hyundai Heavy Industries Co. Ltd.	6	929
Hyundai Merchant Marine Co. Ltd. (c)	11	136
Hyundai Mipo Dockyard Co. Ltd.	1	150
IJM Corp. Bhd	158	282
International Container Terminal Services Inc.	51	102
Jaiprakash Associates Ltd.	111	99
Jasa Marga Persero Tbk PT	314	190
Jiangsu Expressway Co. Ltd. - Class H (e)	205	212
KCC Corp.	1	179
KOC Holding A/S	91	434
Korea Aerospace Industries Ltd.	5	144
Korean Air Lines Co. Ltd. (c)	5	142
Larsen & Toubro Ltd.	31	741
Latam Airlines Group SA	34	573
Localiza Rent a Car SA	18	249

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
LS Corp.	2	127
LS Industrial Systems Co. Ltd.	2	92
Malaysia Airports Holdings Bhd	65	130
MISC Bhd	135	218
MMC Corp. Bhd	93	79
Multiplus SA	5	72
Mundra Port and Special Economic Zone Ltd.	44	111
OHL Mexico SAB de CV (c)	105	250
Orascom Construction Industries	13	430
Qualicorp SA (c)	29	222
Reunert Ltd.	30	209
S1 Corp.	2	123
Samsung C&T Corp.	18	823
Samsung Engineering Co. Ltd.	4	245
Samsung Heavy Industries Co. Ltd.	22	680
Samsung Techwin Co. Ltd.	5	284
Shanghai Electric Group Co. Ltd. - Class H	398	133
Shanghai Industrial Holdings Ltd. (e)	70	216
Siemens Ltd.	9	79
Sime Darby Bhd	395	1,194
SK Holdings Co. Ltd.	4	524
SK Networks Co. Ltd.	22	125
Taiwan Glass Industrial Corp.	108	97
TAV Havalimanlari Holding A/S	26	152
Teco Electric and Machinery Co. Ltd.	297	296
Turk Hava Yollari	68	263
U-Ming Marine Transport Corp.	36	56
United Tractors Tbk PT	241	440
Walsin Lihwa Corp. (c)	601	169
Wan Hai Lines Ltd.	121	62
WEG SA	29	364
Weichai Power Co. Ltd. - Class H (e)	71	209
Yang Ming Marine Transport Corp. (c)	200	82
Zhejiang Expressway Co. Ltd. - Class H	222	181
Zhuzhou CSR Times Electric Co. Ltd. - Class H	53	133
		30,310
INFORMATION TECHNOLOGY - 13.6%
Acer Inc. (c)	318	226
Advanced Semiconductor Engineering Inc.	877	730
Advantech Co. Ltd.	34	161
Asustek Computer Inc.	96	821
AU Optronics Corp. (c)	1,219	433
Catcher Technology Co. Ltd.	89	458
Cheng Uei Precision Industry Co. Ltd.	49	97
Chicony Electronics Co. Ltd.	81	211
Cielo SA	50	1,242
Clevo Co.	81	137
Compal Electronics Inc.	623	348
Delta Electronics Inc.	248	1,126
Epistar Corp.	114	199
Foxconn Technology Co. Ltd.	124	298
HCL Technologies Ltd.	27	352
Hermes Microvision Inc.	4	115
Hon Hai Precision Industry Co. Ltd.	1,423	3,477
HTC Corp.	101	800
Infosys Ltd.	64	2,655
Innolux Corp. (c)	909	449
Inventec Corp.	267	148
Kinsus Interconnect Technology Corp.	36	136
Largan Precision Co. Ltd.	14	444
Lenovo Group Ltd. (e)	860	774
LG Innotek Co. Ltd. (c)	2	134
Lite-On Technology Corp.	275	480
MediaTek Inc.	168	1,942
MStar Semiconductor Inc.	29	208
NCSoft Corp.	2	297
NHN Corp.	6	1,453
Novatek Microelectronics Corp.	75	361
Pegatron Corp.	211	346
Phison Electronics Corp.	20	164
Powertech Technology Inc.	105	196
Quanta Computer Inc.	362	779
Radiant Opto-Electronics Corp.	65	212
Realtek Semiconductor Corp.	59	140
Samsung Electro-Mechanics Co. Ltd.	8	610
Samsung Electronics Co. Ltd.	16	18,152
Samsung SDI Co.	5	597
Satyam Computer Services Ltd.	103	212
Siliconware Precision Industries Co.	434	546
Simplo Technology Co. Ltd.	40	171
SK C&C Co. Ltd.	3	249
SK Hynix Inc. (c)	74	2,010
Synnex Technology International Corp.	168	218
Taiwan Semiconductor Manufacturing Co. Ltd.	3,466	12,549
Tata Consultancy Services Ltd.	67	1,716
Tencent Holdings Ltd.	144	5,634
Totvs SA	19	302
TPK Holding Co. Ltd.	32	508
Transcend Information Inc.	21	65
Tripod Technology Corp.	68	146
Unimicron Technology Corp.	195	186
United Microelectronics Corp.	1,808	865
Vanguard International Semiconductor Corp.	78	88
Wipro Ltd.	67	391
Wistron Corp.	271	273
WPG Holdings Co. Ltd.	225	265
Zhen Ding Technology Holding Ltd.	16	36
		68,338
MATERIALS - 8.5%
ACC Ltd.	5	106
African Rainbow Minerals Ltd.	14	211
Aluminum Corp. of China Ltd. - Class H (c) (e)	648	206
Ambuja Cements Ltd.	92	289
Anglo Platinum Ltd. (c)	10	293
AngloGold Ashanti Ltd.	51	735
Anhui Conch Cement Co. Ltd. - Class H (e)	175	471
Asia Cement Corp.	288	354
Asian Paints Ltd.	4	291
Assore Ltd.	6	201
BBMG Corp. - Class H	182	111
CAP SA	9	206
Cementos Argos SA	50	207
Cemex Latam Holdings SA (c)	29	195
Cheil Industries Inc.	7	521
China Blue Chemical Ltd. - Class H	261	159
China National Building Material Co. Ltd. - Class H (e)	444	395
China Petrochemical Development Corp.	252	128
China Resources Cement Holdings Ltd. (e)	212	106
China Shanshui Cement Group Ltd.	215	96
China Steel Corp.	1,573	1,286
Cia de Minas Buenaventura SA - ADR	28	407
Cia Siderurgica Nacional SA	90	243
Duratex SA	41	233
Empresas CMPC SA	162	499
Eregli Demir ve Celik Fabrikalari TAS	222	228
Feng Hsin Iron & Steel Co.	44	78
Fibria Celulose SA (c)	37	405
Formosa Chemicals & Fibre Corp.	451	1,103
Formosa Petrochemical Corp.	152	386
Formosa Plastics Corp.	549	1,324
Fushan International Energy Group Ltd. (e)	466	180
Gold Fields Ltd.	103	539
Grupo Argos SA	40	399

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Grupo Mexico SAB de CV	524	1,517
Hanwha Chem Corp.	10	144
Hanwha Corp.	7	189
Harmony Gold Mining Co. Ltd.	59	221
Hindalco Industries Ltd.	159	266
Honam Petrochemical Corp.	2	305
Hyosung Corp.	3	143
Hyundai Hysco Co. Ltd.	5	161
Hyundai Steel Co.	9	493
Impala Platinum Holdings Ltd.	72	679
Indocement Tunggal Prakarsa Tbk PT	202	496
Indorama Ventures PCL	100	58
Indorama Ventures PCL - NVDR	147	84
Industrias CH SAB de CV - Class B (c)	26	173
Industrias Penoles SAB de CV (e)	19	571
IOI Corp. Bhd	429	739
Jastrzebska Spolka Weglowa SA	8	164
Jiangxi Copper Co. Ltd. - Class H	205	346
Jindal Steel & Power Ltd.	53	195
JSW Steel Ltd.	14	157
KGHM Polska Miedz SA	20	712
Kingboard Chemical Holdings Ltd.	82	169
Korea Kumho Petrochemical	2	145
Korea Zinc Co. Ltd.	1	275
Koza Altin Isletmeleri A/S	5	65
Kuala Lumpur Kepong Bhd	70	481
Kumba Iron Ore Ltd.	11	492
Lafarge Malayan Cement Bhd	74	239
LCY Chemical Corp.	88	110
Lee & Man Paper Manufacturing Ltd.	219	130
LG Chem Ltd.	6	1,417
LG Corp.	14	785
Mexichem SAB de CV	153	634
Minera Frisco SAB de CV - Class A-1 (c) (e)	94	280
MMC Norilsk Nickel - ADR	75	1,078
Nampak Ltd	98	326
Nan Ya Plastics Corp.	660	1,382
Nine Dragons Paper Holdings Ltd. (e)	185	119
Northam Platinum Ltd.	49	159
OCI Co. Ltd.	2	261
Petronas Chemicals Group Bhd	373	780
Polski Koncern Naftowy Orlen SA	46	645
POSCO Inc.	9	2,456
PPC Ltd.	70	210
PTT Global Chemical PCL	119	264
PTT Global Chemical PCL - NVDR	140	309
Sappi Ltd. (c)	61	150
Semen Gresik Persero Tbk PT	414	711
Sesa Goa Ltd.	57	137
Severstal OAO - GDR	23	146
Severstal OAO - GDR	8	51
Siam Cement PCL	8	114
Siam Cement PCL - NVDR	46	662
Sinopec Shanghai Petrochemical Co. Ltd. - Class H (c)	320	107
Southern Copper Corp.	23	643
Sterlite Industries India Ltd.	177	249
Synthos SA	89	122
Taiwan Cement Corp.	502	615
Taiwan Fertilizer Co. Ltd.	136	327
Tata Steel Ltd.	36	163
Thai Oil PCL	78	157
TSRC Corp.	87	167
Tung Ho Steel Enterprise Corp.	69	63
Ultratech Cement Ltd.	5	144
Uralkali OJSC - GDR	38	1,263
Vale SA	184	2,401
Yingde Gases	171	157
Zaklady Azotowe w Tarnowie-Moscicach SA	8	176
Zhaojin Mining Industry Co. Ltd. - Class H	84	55
Zijin Mining Group Co. Ltd. (e)	734	131
		42,526
TELECOMMUNICATION SERVICES - 7.5%
Advanced Info Service PCL	64	579
Advanced Info Service PCL - NVDR	86	780
America Movil SAB de CV - Class L (e)	5,410	5,887
Axiata Group Bhd	358	750
Bharti Airtel Ltd.	72	351
China Communication Services Corp. Ltd. - Class H	294	185
China Mobile Ltd.	849	8,793
China Telecom Corp. Ltd. - Class H	2,002	955
China Unicom Hong Kong Ltd. (e)	684	900
Chunghwa Telecom Co. Ltd.	516	1,727
DiGi.Com Bhd	515	774
ENTEL Chile SA	15	251
Far EasTone Telecommunications Co. Ltd.	211	565
Globe Telecom Inc.	5	171
Idea Cellular Ltd.	77	184
Indosat Tbk PT - Class A	220	116
KT Corp. - ADR	10	161
LG Telecom Ltd. (c)	26	275
Magyar Telekom Telecommunications Plc	53	79
Maroc Telecom SA	11	123
Maxis Bhd	321	698
MegaFon OAO - GDR (c)	11	339
Mobile Telesystems OJSC - ADR	74	1,400
MTN Group Ltd.	240	4,460
Orascom Telecom Holding SAE (c)	373	201
Philippine Long Distance Telephone Co.	6	422
Reliance Communications Ltd.	88	176
Rostelecom OJSC - ADR	19	306
Rostelecom OJSC - ADR	10	165
Sistema JSFC - GDR	16	324
Sistema JSFC - GDR	3	68
SK Telecom Co. Ltd.	1	197
SK Telecom Co. Ltd. - ADR (e)	1	19
Taiwan Mobile Co. Ltd.	231	909
Telecom Egypt Co.	68	112
Telefonica O2 Czech Republic A/S	19	268
Telekom Malaysia Bhd	128	219
Telekomunikacja Polska SA	94	217
Telekomunikasi Indonesia Tbk PT - Class B	1,302	1,450
Tim Participacoes SA	127	465
True Corp PCL - NVD (c)	581	124
Turk Telekomunikasyon A/S	59	229
Turkcell Iletisim Hizmetleri A/S (c)	108	620
Vodacom Group Ltd. (e)	51	537
XL Axiata Tbk PT	283	138
ZTE Corp. - Class H (c) (e)	68	109
		37,778
UTILITIES - 3.0%
Aboitiz Power Corp.	285	229
AES Gener SA	386	251
Aguas Andinas SA - Class A	336	240
Centrais Eletricas Brasileiras SA	34	71
CEZ A/S	22	531
China Gas Holdings Ltd.	335	340
China Longyuan Power Group Corp. - Class H	394	405
China Resources Gas Group Ltd.	136	350
China Resources Power Holdings Co. Ltd.	275	658
Cia de Saneamento Basico do Estado de Sao Paulo	47	484
Cia de Saneamento de Minas Gerais	9	151

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Colbun SA	1,014	266
CPFL Energia SA	31	287
Datang International Power Generation Co. Ltd. - Class H	466	188
E-CL SA	68	114
EDP - Energias do Brasil SA	31	153
Empresa Nacional de Electricidad SA	452	664
Enea SA	9	37
Enersis SA	2,900	955
ENN Energy Holdings Ltd.	102	542
GAIL India Ltd.	49	256
GCL-Poly Energy Holdings Ltd. (c)	1,111	237
Glow Energy PCL	42	98
Glow Energy PCL - NVDR	26	60
Huaneng Power International Inc. - Class H	428	423
Interconexion Electrica SA	63	243
Isagen SA ESP	101	132
Korea Electric Power Corp. (c)	36	823
Korea Gas Corp.	2	114
MPX Energia SA (c)	25	85
NTPC Ltd.	141	341
Perusahaan Gas Negara PT	1,603	927
Petronas Gas Bhd	75	497
PGE SA	106	492
Power Grid Corp. of India Ltd.	176	330
Reliance Infrastructure Ltd.	13	74
Reliance Power Ltd. (c)	103	111
RusHydro Management Co. - ADR	193	283
Tata Power Co. Ltd.	131	189
Tauron Polska Energia SA	157	203
Tenaga Nasional Bhd	406	1,065
Tractebel Energia SA	25	382
Transmissora Alianca de Energia Eletrica SA	16	154
YTL Corp. Bhd	731	383
YTL Power International Bhd	268	136
		14,954
Total Common Stocks (cost $484,294)		455,186

PREFERRED STOCKS - 7.1%

CONSUMER DISCRETIONARY - 0.6%
Grupo Televisa SAB	368	1,833
Hyundai Motor Co.	6	531
Hyundai Motor Co.	3	264
Lojas Americanas SA	53	366
		2,994
CONSUMER STAPLES - 0.9%
Cia Brasileira de Distribuicao Grupo Pao de Acucar	17	744
Cia de Bebidas das Americas	97	3,635
Embotelladora Andina SA, Class B	43	248
		4,627
ENERGY - 0.9%
Petroleo Brasileiro SA	596	4,334

FINANCIALS - 2.3%
Banco Bradesco SA	299	3,861
Banco Davivienda SA	12	139
Banco do Estado do Rio Grande do Sul	25	164
BanColombia SA	46	647
Bradespar SA	34	307
Grupo Aval Acciones y Valores	249	178
Grupo de Inversiones Suramericana SA	11	216
Itau Unibanco Holding SA	355	4,588
Itausa - Investimentos Itau SA	408	1,511
		11,611
INDUSTRIALS - 0.0%
Marcopolo SA	32	183

INFORMATION TECHNOLOGY - 0.4%
Samsung Electronics Co. Ltd.	3	2,245

MATERIALS - 1.5%
Braskem SA	19	143
Cemex SAB de CV (e)	1,610	1,707
Gerdau SA	117	662
Grupo Argos SA	17	169
Klabin SA	66	324
LG Chem Ltd.	1	111
Metalurgica Gerdau SA	37	262
Sociedad Quimica y Minera de Chile SA	14	559
Suzano Papel e Celulose SA	33	123
Usinas Siderurgicas de Minas Gerais SA, Class A	50	167
Vale SA	270	3,275
		7,502
TELECOMMUNICATION SERVICES - 0.2%
Oi SA	98	174
Telefonica Brasil SA	41	922
		1,096
UTILITIES - 0.3%
AES Tiete SA	12	113
Centrais Eletricas Brasileiras SA	33	127
Cia Energetica de Minas Gerais	72	639
Cia Energetica de Sao Paulo	23	200
Cia Paranaense de Energia	14	167
		1,246
Total Preferred Stocks (cost $44,801)		35,838

RIGHTS - 0.0%
Shin Kong Financial Holding Co. Ltd. (c) (f)	43	—
Total Rights (cost $0)		—

INVESTMENT COMPANIES - 0.9%
iShares MSCI Emerging Market Index Fund	125	4,811
Total Investment Companies (cost $4,727)		4,811

SHORT TERM INVESTMENTS - 2.4%

Securities Lending Collateral - 2.3%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	11,394	11,394

Treasury Securities - 0.1%
U.S. Treasury Bill, 0.05%, 09/12/13 (o)	$255	255
Total Short Term Investments (cost $11,649)		11,649

Total Investments - 101.2% (cost $545,471)		507,484
Other Assets and Liabilities, Net - (1.2%)		(6,009)
Total Net Assets - 100.0%		$501,475

JNL/Mellon Capital S&P 500 Index Fund

Portfolio Composition:	Percentage of Total Investments
Information Technology	17.1%
Financials	15.9
Health Care	12.2
Consumer Discretionary	11.8
Energy	10.1
Consumer Staples	10.0
Industrials	9.8
Utilities	3.2
Materials	3.1
Telecommunication Services	2.7
Short Term Investments	4.1
Total Investments	100.0%

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
COMMON STOCKS - 96.7%

CONSUMER DISCRETIONARY - 11.9%
Abercrombie & Fitch Co. - Class A	12	$525
Amazon.com Inc. (c)	51	14,030
AutoNation Inc. (c)	5	221
AutoZone Inc. (c)	5	2,207
Bed Bath & Beyond Inc. (c)	32	2,243
Best Buy Co. Inc.	37	1,019
BorgWarner Inc. (c)	16	1,343
Cablevision Systems Corp. - Class A	27	459
Carmax Inc. (c)	32	1,482
Carnival Corp.	61	2,086
CBS Corp. - Class B	80	3,891
Chipotle Mexican Grill Inc. - Class A (c)	4	1,611
Coach Inc.	39	2,230
Comcast Corp. - Class A	365	15,301
D.R. Horton Inc.	37	793
Darden Restaurants Inc.	17	878
Delphi Automotive Plc	39	1,999
DIRECTV (c)	79	4,877
Discovery Communications Inc. - Class A (c)	34	2,611
Dollar General Corp. (c)	42	2,112
Dollar Tree Inc. (c)	32	1,634
Expedia Inc.	13	764
Family Dollar Stores Inc.	13	837
Ford Motor Co.	543	8,398
Fossil Group Inc. (c)	7	765
GameStop Corp. - Class A (e)	17	695
Gannett Co. Inc.	32	793
Gap Inc.	41	1,716
Garmin Ltd. (e)	15	546
General Motors Co. (c)	106	3,522
Genuine Parts Co.	21	1,665
Goodyear Tire & Rubber Co. (c)	33	502
H&R Block Inc.	38	1,052
Harley-Davidson Inc.	32	1,746
Harman International Industries Inc.	10	520
Hasbro Inc. (e)	16	708
Home Depot Inc.	203	15,740
International Game Technology	38	633
Interpublic Group of Cos. Inc.	57	833
J.C. Penney Co. Inc. (c) (e)	20	336
Johnson Controls Inc.	95	3,406
Kohl’s Corp.	30	1,495
L Brands Inc.	33	1,640
Leggett & Platt Inc.	20	614
Lennar Corp. - Class A (e)	22	782
Lowe’s Cos. Inc.	150	6,115
Macy’s Inc.	54	2,577
Marriott International Inc. - Class A	35	1,406
Mattel Inc.	47	2,111
McDonald’s Corp.	139	13,769
McGraw-Hill Cos. Inc.	38	2,032
Netflix Inc. (c)	8	1,634
Newell Rubbermaid Inc.	41	1,069
News Corp. - Class A	276	9,006
Nike Inc. - Class B	102	6,492
Nordstrom Inc.	22	1,305
O’Reilly Automotive Inc. (c)	16	1,746
Omnicom Group Inc.	37	2,326
PetSmart Inc.	15	1,002
Priceline.com Inc. (c)	7	5,941
Pulte Homes Inc. (c)	47	898
PVH Corp.	11	1,348
Ralph Lauren Corp. - Class A	9	1,499
Ross Stores Inc.	31	1,989
Scripps Networks Interactive Inc. - Class A	12	816
Staples Inc.	91	1,450
Starbucks Corp.	104	6,795
Starwood Hotels & Resorts Worldwide Inc.	27	1,732
Target Corp.	89	6,154
Tiffany & Co.	17	1,207
Time Warner Cable Inc.	41	4,570
Time Warner Inc.	130	7,502
TJX Cos. Inc.	102	5,112
TripAdvisor Inc. (c)	15	903
Urban Outfitters Inc. (c)	15	586
VF Corp.	12	2,368
Viacom Inc. - Class B	62	4,241
Walt Disney Co.	250	15,780
Washington Post Co. - Class B	1	292
Whirlpool Corp.	11	1,205
Wyndham Worldwide Corp.	20	1,124
Wynn Resorts Ltd.	11	1,373
Yum! Brands Inc.	63	4,385
		245,120
CONSUMER STAPLES - 10.1%
Altria Group Inc.	282	9,850
Archer-Daniels-Midland Co.	90	3,041
Avon Products Inc.	61	1,277
Beam Inc.	22	1,365
Brown-Forman Corp. - Class B	20	1,384
Campbell Soup Co. (e)	24	1,095
Clorox Co.	18	1,482
Coca-Cola Co.	531	21,295
Coca-Cola Enterprises Inc.	36	1,276
Colgate-Palmolive Co.	124	7,077
ConAgra Foods Inc.	58	2,010
Constellation Brands Inc. - Class A (c)	21	1,083
Costco Wholesale Corp.	60	6,635
CVS Caremark Corp.	171	9,776
Dr. Pepper Snapple Group Inc.	29	1,328
Estee Lauder Cos. Inc. - Class A	33	2,147
General Mills Inc.	90	4,370
Hershey Co.	21	1,841
Hormel Foods Corp.	18	708
JM Smucker Co.	15	1,569
Kellogg Co.	34	2,214
Kimberly-Clark Corp.	54	5,207
Kraft Foods Group Inc.	82	4,581
Kroger Co.	72	2,482
Lorillard Inc.	53	2,324
McCormick & Co. Inc.	19	1,308
Mead Johnson Nutrition Co.	28	2,201
Molson Coors Brewing Co. - Class B	22	1,035
Mondelez International Inc. - Class A	246	7,018
Monster Beverage Corp. (c)	21	1,266
PepsiCo Inc.	215	17,548
Philip Morris International Inc.	227	19,698
Procter & Gamble Co.	380	29,282
Reynolds American Inc.	45	2,178
Safeway Inc. (e)	32	754
Sysco Corp.	82	2,790
Tyson Foods Inc. - Class A	38	971
Wal-Mart Stores Inc.	228	16,970
Walgreen Co.	119	5,263

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Whole Foods Market Inc.	47	2,406
		208,105
ENERGY - 10.2%
Anadarko Petroleum Corp.	69	5,960
Apache Corp.	54	4,553
Baker Hughes Inc.	61	2,822
Cabot Oil & Gas Corp. - Class A	29	2,029
Cameron International Corp. (c)	34	2,101
Chesapeake Energy Corp.	72	1,474
Chevron Corp.	270	31,904
ConocoPhillips	170	10,259
CONSOL Energy Inc.	32	867
Denbury Resources Inc. (c)	54	932
Devon Energy Corp.	52	2,677
Diamond Offshore Drilling Inc.	9	626
Ensco Plc - Class A	32	1,881
EOG Resources Inc.	38	4,940
EQT Corp.	21	1,664
Exxon Mobil Corp.	618	55,813
FMC Technologies Inc. (c)	32	1,794
Halliburton Co.	129	5,375
Helmerich & Payne Inc.	15	928
Hess Corp.	41	2,747
Kinder Morgan Inc.	88	3,338
Marathon Oil Corp.	98	3,391
Marathon Petroleum Corp.	46	3,292
Murphy Oil Corp.	26	1,578
Nabors Industries Ltd.	40	617
National Oilwell Varco Inc.	59	4,079
Newfield Exploration Co. (c)	19	449
Noble Corp.	34	1,291
Noble Energy Inc.	50	2,976
Occidental Petroleum Corp.	112	10,013
Peabody Energy Corp.	38	550
Phillips 66	87	5,127
Pioneer Natural Resources Co.	19	2,724
QEP Resources Inc.	24	672
Range Resources Corp.	22	1,696
Rowan Cos. Plc - Class A (c)	17	563
Schlumberger Ltd.	184	13,175
Southwestern Energy Co. (c)	48	1,740
Spectra Energy Corp.	93	3,189
Tesoro Corp.	20	1,029
Valero Energy Corp.	77	2,671
Williams Cos. Inc.	93	3,025
WPX Energy Inc. (c)	28	538
		209,069
FINANCIALS - 16.0%
ACE Ltd.	47	4,216
AFLAC Inc.	65	3,784
Allstate Corp.	65	3,149
American Express Co.	133	9,977
American International Group Inc. (c)	204	9,121
American Tower Corp.	55	4,017
Ameriprise Financial Inc.	29	2,357
Aon Plc - Class A	43	2,781
Apartment Investment & Management Co. - Class A	20	597
Assurant Inc.	11	569
AvalonBay Communities Inc.	17	2,264
Bank of America Corp.	1,493	19,205
Bank of New York Mellon Corp. (a)	162	4,534
BB&T Corp.	97	3,293
Berkshire Hathaway Inc. - Class B (c)	253	28,337
BlackRock Inc.	17	4,389
Boston Properties Inc.	21	2,167
Capital One Financial Corp.	81	5,067
CBRE Group Inc. - Class A (c)	44	1,026
Charles Schwab Corp.	153	3,243
Chubb Corp.	37	3,126
Cincinnati Financial Corp.	21	952
Citigroup Inc.	422	20,255
CME Group Inc.	42	3,197
Comerica Inc.	25	1,013
Discover Financial Services	69	3,267
E*TRADE Financial Corp. (c)	35	441
Equity Residential	44	2,582
Fifth Third Bancorp	122	2,210
Franklin Resources Inc.	19	2,570
Genworth Financial Inc. - Class A (c)	66	751
Goldman Sachs Group Inc.	60	9,068
Hartford Financial Services Group Inc.	63	1,944
HCP Inc.	63	2,855
Health Care REIT Inc.	39	2,607
Host Hotels & Resorts Inc.	103	1,733
Hudson City Bancorp Inc.	69	635
Huntington Bancshares Inc.	121	952
IntercontinentalExchange Inc. (c) (e)	10	1,771
Invesco Ltd.	62	1,977
JPMorgan Chase & Co.	525	27,735
KeyCorp	132	1,457
Kimco Realty Corp. (e)	57	1,222
Legg Mason Inc.	17	528
Leucadia National Corp.	40	1,062
Lincoln National Corp.	39	1,431
Loews Corp.	44	1,935
M&T Bank Corp. (e)	17	1,892
Macerich Co.	19	1,159
Marsh & McLennan Cos. Inc.	76	3,025
MetLife Inc.	151	6,926
Moody’s Corp.	26	1,614
Morgan Stanley	190	4,639
NASDAQ OMX Group Inc.	17	563
Northern Trust Corp.	30	1,743
NYSE Euronext	34	1,414
People’s United Financial Inc.	49	726
Plum Creek Timber Co. Inc.	22	1,023
PNC Financial Services Group Inc.	73	5,358
Principal Financial Group Inc.	40	1,480
Progressive Corp.	77	1,959
ProLogis Inc.	69	2,595
Prudential Financial Inc.	65	4,727
Public Storage	20	3,074
Regions Financial Corp.	191	1,820
Simon Property Group Inc.	43	6,855
SLM Corp.	65	1,481
State Street Corp.	63	4,113
SunTrust Banks Inc.	73	2,316
T. Rowe Price Group Inc.	35	2,590
Torchmark Corp.	14	881
Travelers Cos. Inc.	53	4,213
U.S. Bancorp	258	9,324
Unum Group	38	1,113
Ventas Inc.	41	2,854
Vornado Realty Trust	23	1,926
Wells Fargo & Co.	684	28,210
Weyerhaeuser Co.	73	2,094
XL Group Plc	43	1,298
Zions Bancorp	25	715
		329,089
HEALTH CARE - 12.3%
Abbott Laboratories	217	7,584
AbbVie Inc.	220	9,079

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Actavis Inc. (c)	17	2,204
Aetna Inc.	53	3,356
Agilent Technologies Inc.	47	2,030
Alexion Pharmaceuticals Inc. (c)	27	2,478
Allergan Inc.	41	3,485
AmerisourceBergen Corp.	34	1,894
Amgen Inc.	104	10,239
Baxter International Inc.	76	5,262
Becton Dickinson & Co.	27	2,685
Biogen Idec Inc. (c)	33	7,059
Boston Scientific Corp. (c)	198	1,837
Bristol-Myers Squibb Co.	228	10,181
Cardinal Health Inc.	46	2,191
CareFusion Corp. (c)	31	1,131
Celgene Corp. (c)	58	6,751
Cerner Corp. (c)	20	1,892
CIGNA Corp.	39	2,853
Covidien Plc	67	4,185
CR Bard Inc.	11	1,218
DaVita HealthCare Partners Inc. (c)	12	1,416
Dentsply International Inc.	20	804
Edwards Lifesciences Corp. (c)	16	1,053
Eli Lilly & Co.	138	6,798
Express Scripts Holding Co. (c)	113	6,941
Forest Laboratories Inc. (c)	32	1,324
Gilead Sciences Inc. (c)	212	10,834
Hospira Inc. (c)	23	892
Humana Inc.	22	1,875
Intuitive Surgical Inc. (c)	6	2,815
Johnson & Johnson	390	33,470
Laboratory Corp. of America Holdings (c)	13	1,309
Life Technologies Corp. (c)	25	1,815
McKesson Corp.	32	3,624
Medtronic Inc.	141	7,235
Merck & Co. Inc.	418	19,432
Mylan Inc. (c)	54	1,661
Patterson Cos. Inc.	11	422
PerkinElmer Inc.	16	510
Perrigo Co.	12	1,510
Pfizer Inc. (e)	881	24,679
Pfizer Inc.	45	1,270
Quest Diagnostics Inc.	22	1,318
Regeneron Pharmaceuticals Inc. (c)	11	2,376
St. Jude Medical Inc.	40	1,816
Stryker Corp.	40	2,578
Tenet Healthcare Corp. (c)	14	656
Thermo Fisher Scientific Inc.	51	4,295
UnitedHealth Group Inc.	141	9,262
Varian Medical Systems Inc. (c)	16	1,049
Waters Corp. (c)	12	1,200
WellPoint Inc.	41	3,366
Zimmer Holdings Inc.	24	1,824
Zoetis Inc. - Class A	69	2,147
		253,170
INDUSTRIALS - 9.8%
3M Co.	88	9,641
ADT Corp.	32	1,270
Avery Dennison Corp.	15	621
Boeing Co.	95	9,699
Caterpillar Inc.	91	7,472
CH Robinson Worldwide Inc.	22	1,239
Cintas Corp.	15	666
CSX Corp.	144	3,349
Cummins Inc.	24	2,636
Danaher Corp.	81	5,131
Deere & Co.	54	4,375
Dover Corp.	25	1,916
Dun & Bradstreet Corp.	7	642
Eaton Corp. Plc	66	4,311
Emerson Electric Co.	101	5,503
Equifax Inc.	16	929
Expeditors International of Washington Inc.	29	1,121
Fastenal Co.	37	1,702
FedEx Corp.	41	4,022
Flowserve Corp.	21	1,128
Fluor Corp.	23	1,348
General Dynamics Corp.	46	3,571
General Electric Co.	1,437	33,319
Honeywell International Inc.	109	8,656
Illinois Tool Works Inc.	58	3,998
Ingersoll-Rand Plc	38	2,090
Iron Mountain Inc.	23	624
Jacobs Engineering Group Inc. (c)	18	988
Joy Global Inc.	15	723
Kansas City Southern	15	1,615
L-3 Communications Holdings Inc.	13	1,140
Lockheed Martin Corp.	37	4,058
Masco Corp.	50	981
Norfolk Southern Corp.	44	3,202
Northrop Grumman Systems Corp.	33	2,724
PACCAR Inc.	49	2,607
Pall Corp.	16	1,038
Parker Hannifin Corp.	21	1,965
Pentair Ltd.	28	1,625
Pitney Bowes Inc. (e)	28	416
Precision Castparts Corp.	20	4,569
Quanta Services Inc. (c)	28	743
Raytheon Co.	45	2,994
Republic Services Inc. - Class A	41	1,395
Robert Half International Inc.	19	645
Rockwell Automation Inc.	19	1,621
Rockwell Collins Inc.	20	1,246
Roper Industries Inc.	14	1,700
Ryder System Inc.	6	376
Snap-On Inc.	8	717
Southwest Airlines Co.	105	1,353
Stanley Black & Decker Inc.	23	1,759
Stericycle Inc. (c)	12	1,272
Textron Inc.	38	985
Tyco International Ltd.	64	2,106
Union Pacific Corp.	65	9,957
United Parcel Service Inc. - Class B	98	8,485
United Technologies Corp.	117	10,902
Waste Management Inc.	60	2,413
WW Grainger Inc.	8	2,065
Xylem Inc.	25	663
		202,027
INFORMATION TECHNOLOGY - 17.2%
Accenture Plc - Class A	90	6,483
Adobe Systems Inc. (c)	69	3,124
Advanced Micro Devices Inc. (c) (e)	78	316
Akamai Technologies Inc. (c)	24	1,010
Altera Corp.	43	1,432
Amphenol Corp. - Class A	22	1,714
Analog Devices Inc.	42	1,884
Apple Inc.	130	51,606
Applied Materials Inc.	169	2,519
Autodesk Inc. (c)	31	1,036
Automatic Data Processing Inc.	67	4,635
BMC Software Inc. (c)	19	850
Broadcom Corp. - Class A	72	2,420
CA Inc.	47	1,332
Cisco Systems Inc.	741	18,025
Citrix Systems Inc. (c)	25	1,533

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Cognizant Technology Solutions Corp. - Class A (c)	41	2,552
Computer Sciences Corp.	20	889
Corning Inc.	206	2,927
Dell Inc.	199	2,651
eBay Inc. (c)	161	8,321
Electronic Arts Inc. (c)	45	1,023
EMC Corp.	291	6,874
F5 Networks Inc. (c)	11	762
Fidelity National Information Services Inc.	40	1,732
First Solar Inc. (c) (e)	9	401
Fiserv Inc. (c)	19	1,656
FLIR Systems Inc.	19	511
Google Inc. - Class A (c)	37	32,832
Harris Corp.	15	735
Hewlett-Packard Co.	269	6,660
Intel Corp.	690	16,704
International Business Machines Corp.	145	27,739
Intuit Inc.	38	2,315
Jabil Circuit Inc.	25	515
JDS Uniphase Corp. (c)	32	457
Juniper Networks Inc. (c)	73	1,400
KLA-Tencor Corp.	23	1,301
Lam Research Corp. (c)	23	1,021
Linear Technology Corp.	31	1,154
LSI Corp. (c)	72	511
MasterCard Inc. - Class A	15	8,365
Microchip Technology Inc.	27	1,015
Micron Technology Inc. (c)	142	2,037
Microsoft Corp.	1,044	36,033
Molex Inc.	19	553
Motorola Solutions Inc.	40	2,287
NetApp Inc.	50	1,873
Nvidia Corp.	84	1,178
Oracle Corp.	512	15,719
Paychex Inc.	44	1,591
QUALCOMM Inc.	240	14,639
Red Hat Inc. (c)	26	1,256
SAIC Inc. (e)	38	532
Salesforce.com Inc. (c)	75	2,845
SanDisk Corp. (c)	33	2,036
Seagate Technology	45	2,010
Symantec Corp.	96	2,153
TE Connectivity Ltd.	58	2,649
Teradata Corp. (c)	23	1,157
Teradyne Inc. (c)	26	453
Texas Instruments Inc.	153	5,336
Total System Services Inc.	22	533
VeriSign Inc. (c)	22	963
Visa Inc. - Class A	71	12,885
Western Digital Corp.	31	1,895
Western Union Co.	78	1,342
Xerox Corp.	176	1,597
Xilinx Inc.	36	1,412
Yahoo! Inc. (c)	135	3,380
		353,286
MATERIALS - 3.2%
Air Products & Chemicals Inc.	29	2,639
Airgas Inc.	10	913
Alcoa Inc.	144	1,126
Allegheny Technologies Inc.	14	358
Ball Corp.	21	884
Bemis Co. Inc.	15	570
CF Industries Holdings Inc.	8	1,429
Cliffs Natural Resources Inc. (e)	19	307
Dow Chemical Co.	166	5,351
E.I. du Pont de Nemours & Co.	129	6,777
Eastman Chemical Co.	21	1,461
Ecolab Inc.	36	3,091
FMC Corp.	19	1,176
Freeport-McMoRan Copper & Gold Inc.	144	3,968
International Flavors & Fragrances Inc.	12	866
International Paper Co.	62	2,725
LyondellBasell Industries NV - Class A	52	3,478
MeadWestvaco Corp.	24	817
Monsanto Co.	74	7,306
Mosaic Co.	38	2,045
Newmont Mining Corp.	69	2,064
Nucor Corp. (e)	43	1,877
Owens-Illinois Inc. (c)	22	613
PPG Industries Inc.	20	2,921
Praxair Inc.	41	4,765
Sealed Air Corp.	25	602
Sherwin-Williams Co.	12	2,049
Sigma-Aldrich Corp.	16	1,312
United States Steel Corp. (e)	19	331
Vulcan Materials Co.	18	882
		64,703
TELECOMMUNICATION SERVICES - 2.8%
AT&T Inc.	748	26,494
CenturyLink Inc.	87	3,060
Crown Castle International Corp. (c)	41	2,952
Frontier Communications Corp. (e)	140	565
Sprint Nextel Corp. (c)	417	2,930
Verizon Communications Inc.	397	19,985
Windstream Corp. (e)	83	638
		56,624
UTILITIES - 3.2%
AES Corp.	86	1,037
AGL Resources Inc.	16	699
Ameren Corp.	34	1,172
American Electric Power Co. Inc.	67	3,020
CenterPoint Energy Inc.	58	1,365
CMS Energy Corp.	35	956
Consolidated Edison Inc.	40	2,325
Dominion Resources Inc.	80	4,526
DTE Energy Co.	23	1,563
Duke Energy Corp.	98	6,593
Edison International	44	2,140
Entergy Corp.	25	1,726
Exelon Corp.	119	3,661
FirstEnergy Corp.	57	2,128
Integrys Energy Group Inc.	10	597
NextEra Energy Inc.	59	4,785
NiSource Inc.	43	1,229
Northeast Utilities	44	1,842
NRG Energy Inc.	45	1,189
Oneok Inc.	28	1,159
Pepco Holdings Inc.	34	684
PG&E Corp.	61	2,796
Pinnacle West Capital Corp.	15	839
PPL Corp.	82	2,476
Public Service Enterprise Group Inc.	69	2,251
SCANA Corp.	19	940
Sempra Energy	31	2,525
Southern Co.	121	5,354
TECO Energy Inc.	28	480
Wisconsin Energy Corp.	32	1,323
Xcel Energy Inc.	68	1,928
		65,308
Total Common Stocks (cost $1,514,986)		1,986,501

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
SHORT TERM INVESTMENTS - 4.1%

Investment Companies - 3.0%
JNL Money Market Fund, 0.01% (a) (h)	61,905	61,905

Securities Lending Collateral - 1.0%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	20,284	20,284

Treasury Securities - 0.1%
U.S. Treasury Bill, 0.05%, 09/12/13 (o)	$3,035	3,035
Total Short Term Investments (cost $85,224)		85,224

Total Investments - 100.8% (cost $1,600,210)		2,071,725
Other Assets and Liabilities, Net - (0.8%)		(16,959)
Total Net Assets - 100.0%		$2,054,766

JNL/Mellon Capital S&P 400 MidCap Index Fund

Portfolio Composition:	Percentage of Total Investments
Financials	21.3%
Industrials	15.5
Information Technology	14.2
Consumer Discretionary	12.6
Health Care	8.7
Materials	6.4
Energy	4.8
Utilities	4.8
Consumer Staples	3.9
Telecommunication Services	0.5
Short Term Investments	7.3
Total Investments	100.0%

	Shares/Par (p)	Value
COMMON STOCKS - 99.0%

CONSUMER DISCRETIONARY - 13.5%
Aaron’s Inc.	67	$1,867
Advance Auto Parts Inc.	71	5,797
Aeropostale Inc. (c)	72	996
AMC Networks Inc. - Class A (c)	56	3,678
American Eagle Outfitters Inc.	175	3,195
Ann Inc. (c)	48	1,582
Apollo Group Inc. - Class A (c)	97	1,715
Ascena Retail Group Inc. (c)	123	2,154
Bally Technologies Inc. (c) (e)	38	2,122
Barnes & Noble Inc. (c) (e)	36	567
Big Lots Inc. (c)	56	1,777
Bob Evans Farms Inc.	27	1,257
Brinker International Inc.	68	2,666
Cabela’s Inc. - Class A (c)	45	2,909
Carter’s Inc.	50	3,671
Cheesecake Factory Inc.	46	1,907
Chico’s FAS Inc.	161	2,747
Cinemark Holdings Inc.	99	2,776
CST Brands Inc. (c)	60	1,843
Deckers Outdoor Corp. (c) (e)	33	1,664
DeVry Inc.	55	1,719
Dick’s Sporting Goods Inc.	95	4,765
Domino’s Pizza Inc.	55	3,187
DreamWorks Animation SKG Inc. - Class A (c) (e)	71	1,811
Foot Locker Inc.	146	5,136
Gentex Corp.	136	3,124
Guess? Inc. (e)	60	1,855
HanesBrands Inc.	95	4,905
HSN Inc.	36	1,931
International Speedway Corp. - Class A	24	758
Jarden Corp. (c)	98	4,290
John Wiley & Sons Inc. - Class A	44	1,766
KB Home (e)	80	1,567
Lamar Advertising Co. - Class A (c)	53	2,282
Life Time Fitness Inc. (c)	38	1,885
LKQ Corp. (c)	289	7,447
Matthews International Corp. - Class A	27	1,035
MDC Holdings Inc.	38	1,236
Meredith Corp. (e)	34	1,629
Mohawk Industries Inc. (c)	59	6,592
New York Times Co. - Class A (c) (e)	112	1,242
NVR Inc. (c)	5	4,201
Office Depot Inc. (c) (e)	264	1,021
Panera Bread Co. - Class A (c)	27	5,066
Polaris Industries Inc.	62	5,864
Regis Corp.	53	873
Rent-A-Center Inc.	54	2,043
Saks Inc. (c) (e)	93	1,273
Scholastic Corp. (e)	25	730
Scientific Games Corp. - Class A (c)	51	571
Service Corp. International	205	3,696
Signet Jewelers Ltd.	79	5,296
Sotheby’s - Class A	64	2,415
Strayer Education Inc. (e)	11	519
Tempur-Pedic International Inc. (c)	58	2,553
Thor Industries Inc.	41	2,035
Toll Brothers Inc. (c)	146	4,762
Tractor Supply Co.	67	7,889
Tupperware Brands Corp.	52	4,072
Under Armour Inc. - Class A (c) (e)	75	4,491
Valassis Communications Inc. (e)	37	910
Wendy’s Co. (e)	268	1,562
Williams-Sonoma Inc.	84	4,679
WMS Industries Inc. (c)	54	1,378
		174,951
CONSUMER STAPLES - 4.2%
Church & Dwight Co. Inc.	134	8,252
Dean Foods Co. (c)	172	1,727
Energizer Holdings Inc.	60	6,032
Flowers Foods Inc.	167	3,686
Green Mountain Coffee Roasters Inc. (c) (e)	120	8,982
Harris Teeter Supermarkets Inc.	48	2,256
Hillshire Brands Co.	119	3,947
Ingredion Inc.	75	4,918
Lancaster Colony Corp.	18	1,404
Post Holdings Inc. (c)	32	1,406
Smithfield Foods Inc. (c)	121	3,972
SUPERVALU Inc. (c) (e)	185	1,152
Tootsie Roll Industries Inc. (e)	20	634
United Natural Foods Inc. (c)	48	2,587
Universal Corp. (e)	22	1,245
WhiteWave Foods Co. - Class A (c) (e)	134	2,173
		54,373
ENERGY - 5.2%
Alpha Natural Resources Inc. (c)	217	1,139
Arch Coal Inc. (e)	194	733
Atwood Oceanics Inc. (c)	55	2,888
Bill Barrett Corp. (c) (e)	48	965
CARBO Ceramics Inc. (e)	19	1,308
Cimarex Energy Co.	84	5,445
Dresser-Rand Group Inc. (c)	74	4,416
Dril-Quip Inc. (c)	35	3,199
Energen Corp.	70	3,664
Helix Energy Solutions Group Inc. (c)	96	2,207
HollyFrontier Corp.	197	8,436

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Oceaneering International Inc.	105	7,568
Oil States International Inc. (c)	53	4,930
Patterson-UTI Energy Inc.	142	2,744
Rosetta Resources Inc. (c)	58	2,465
SM Energy Co.	64	3,854
Superior Energy Services Inc. (c)	155	4,014
Tidewater Inc.	47	2,664
Unit Corp. (c)	41	1,735
World Fuel Services Corp.	70	2,806
		67,180
FINANCIALS - 22.7%
Affiliated Managers Group Inc. (c)	51	8,353
Alexander & Baldwin Inc. (c)	42	1,683
Alexandria Real Estate Equities Inc.	68	4,484
Alleghany Corp. (c)	16	6,267
American Campus Communities Inc.	102	4,130
American Financial Group Inc.	73	3,557
Apollo Investment Corp.	206	1,597
Arthur J Gallagher & Co.	122	5,333
Aspen Insurance Holdings Ltd.	68	2,523
Associated Bancorp	159	2,472
Astoria Financial Corp.	73	791
BancorpSouth Inc.	81	1,438
Bank of Hawaii Corp.	42	2,137
BioMed Realty Trust Inc.	179	3,617
BRE Properties Inc. - Class A	75	3,736
Brown & Brown Inc.	115	3,695
Camden Property Trust	82	5,664
Cathay General Bancorp	72	1,469
CBOE Holdings Inc.	85	3,953
City National Corp.	46	2,920
Commerce Bancshares Inc.	73	3,192
Corporate Office Properties Trust	83	2,123
Cullen/Frost Bankers Inc. (e)	60	3,988
Duke Realty Corp.	312	4,863
East West Bancorp Inc.	132	3,631
Eaton Vance Corp.	117	4,392
Equity One Inc.	60	1,365
Essex Property Trust Inc.	37	5,841
Everest Re Group Ltd.	48	6,207
Extra Space Storage Inc.	100	4,191
Federal Realty Investment Trust	63	6,525
Federated Investors Inc. - Class B (e)	91	2,506
Fidelity National Financial Inc. - Class A	208	4,963
First American Financial Corp.	105	2,305
First Horizon National Corp.	221	2,476
First Niagara Financial Group Inc.	342	3,449
FirstMerit Corp.	160	3,215
Fulton Financial Corp.	193	2,217
Greenhill & Co. Inc.	24	1,113
Hancock Holding Co.	80	2,393
Hanover Insurance Group Inc.	43	2,126
HCC Insurance Holdings Inc.	98	4,209
Highwoods Properties Inc.	78	2,788
Home Properties Inc.	50	3,272
Hospitality Properties Trust	134	3,511
International Bancshares Corp.	54	1,217
Janus Capital Group Inc.	187	1,594
Jones Lang LaSalle Inc.	43	3,897
Kemper Corp.	53	1,818
Kilroy Realty Corp.	73	3,855
Liberty Property Trust	116	4,287
Mack-Cali Realty Corp.	81	1,991
Mercury General Corp.	35	1,554
MSCI Inc. - Class A (c)	117	3,883
National Retail Properties Inc.	112	3,866
New York Community Bancorp Inc. (e)	427	5,978
Old Republic International Corp.	234	3,017
Omega Healthcare Investors Inc. (e)	110	3,402
Potlatch Corp.	39	1,591
Primerica Inc.	43	1,625
Prosperity Bancshares Inc.	46	2,370
Protective Life Corp.	76	2,917
Raymond James Financial Inc.	110	4,710
Rayonier Inc.	121	6,694
Realty Income Corp.	188	7,879
Regency Centers Corp.	88	4,456
Reinsurance Group of America Inc.	72	4,957
SEI Investments Co.	131	3,716
Senior Housing Properties Trust	182	4,730
Signature Bank (c)	45	3,723
SL Green Realty Corp.	88	7,800
StanCorp Financial Group Inc.	43	2,138
SVB Financial Group (c)	43	3,623
Synovus Financial Corp.	767	2,238
Taubman Centers Inc.	61	4,617
TCF Financial Corp.	159	2,249
Trustmark Corp.	65	1,607
UDR Inc.	243	6,183
Valley National Bancorp (e)	194	1,837
Waddell & Reed Financial Inc. - Class A	83	3,615
Washington Federal Inc.	103	1,936
Webster Financial Corp.	88	2,248
Weingarten Realty Investors	109	3,340
Westamerica Bancorp (e)	26	1,171
WR Berkley Corp.	107	4,369
		295,378
HEALTH CARE - 9.3%
Allscripts-Misys Healthcare Solutions Inc. (c)	168	2,169
Bio-Rad Laboratories Inc. - Class A (c)	19	2,120
Charles River Laboratories International Inc. (c)	46	1,879
Community Health Systems Inc.	89	4,195
Cooper Cos. Inc.	47	5,578
Covance Inc. (c)	53	4,073
Endo Pharmaceuticals Holdings Inc. (c)	111	4,076
Health Management Associates Inc. - Class A (c)	250	3,931
Health Net Inc. (c)	76	2,423
Henry Schein Inc. (c)	85	8,126
Hill-Rom Holdings Inc.	57	1,915
HMS Holdings Corp. (c)	84	1,966
Hologic Inc. (c)	260	5,011
Idexx Laboratories Inc. (c)	53	4,755
LifePoint Hospitals Inc. (c)	45	2,182
Mallinckrodt Plc (c)	57	2,575
Masimo Corp.	52	1,097
MEDNAX Inc. (c)	49	4,445
Mettler-Toledo International Inc. (c)	29	5,911
Omnicare Inc.	102	4,844
Owens & Minor Inc. (e)	62	2,084
ResMed Inc. (e)	139	6,277
STERIS Corp.	57	2,438
Techne Corp.	33	2,246
Teleflex Inc.	40	3,085
Thoratec Corp. (c)	54	1,685
United Therapeutics Corp. (c)	45	2,985
Universal Health Services Inc. - Class B	86	5,775
VCA Antech Inc. (c)	86	2,245
Vertex Pharmaceuticals Inc. (c)	214	17,065
WellCare Health Plans Inc. (c)	42	2,337
		121,493
INDUSTRIALS - 16.6%
Acuity Brands Inc.	42	3,140

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
AECOM Technology Corp. (c)	102	3,235
AGCO Corp.	94	4,724
Alaska Air Group Inc. (c)	68	3,551
Alliant Techsystems Inc.	31	2,533
AMETEK Inc.	236	9,969
B/E Aerospace Inc. (c)	102	6,406
Brink’s Co.	47	1,204
Carlisle Cos. Inc.	62	3,839
CLARCOR Inc.	48	2,519
Clean Harbors Inc. (c)	51	2,595
Con-Way Inc.	55	2,124
Copart Inc. (c)	103	3,171
Corporate Executive Board Co.	32	1,996
Corrections Corp. of America	111	3,752
Crane Co.	47	2,806
Deluxe Corp.	49	1,714
Donaldson Co. Inc.	131	4,667
Esterline Technologies Corp. (c)	30	2,180
Exelis Inc.	183	2,528
Fortune Brands Home & Security Inc.	159	6,167
FTI Consulting Inc. (c)	39	1,272
Gardner Denver Inc.	48	3,588
GATX Corp.	46	2,164
General Cable Corp.	48	1,490
Genesee & Wyoming Inc. - Class A (c)	48	4,069
Graco Inc.	59	3,734
Granite Construction Inc.	35	1,051
Harsco Corp.	76	1,761
Herman Miller Inc.	57	1,555
HNI Corp. (e)	44	1,594
Hubbell Inc. - Class B	52	5,124
Huntington Ingalls Industries Inc.	48	2,724
IDEX Corp.	80	4,309
ITT Corp.	90	2,639
JB Hunt Transport Services Inc.	88	6,339
JetBlue Airways Corp. (c) (e)	219	1,382
KBR Inc.	143	4,654
Kennametal Inc.	75	2,914
Kirby Corp. (c)	55	4,378
Landstar System Inc.	44	2,256
Lennox International Inc.	44	2,869
Lincoln Electric Holdings Inc.	80	4,609
Manpower Inc.	75	4,088
Matson Inc.	39	974
Mine Safety Appliances Co.	30	1,413
MSC Industrial Direct Co. - Class A	45	3,514
Nordson Corp.	55	3,819
Oshkosh Corp. (c)	85	3,223
Regal-Beloit Corp.	44	2,835
Rollins Inc.	62	1,606
RR Donnelley & Sons Co. (e)	175	2,458
SPX Corp.	46	3,284
Terex Corp. (c)	107	2,827
Timken Co.	77	4,349
Towers Watson & Co. - Class A	55	4,488
Trinity Industries Inc.	77	2,954
Triumph Group Inc.	49	3,852
United Rentals Inc. (c)	90	4,503
URS Corp.	75	3,522
UTi Worldwide Inc.	98	1,613
Valmont Industries Inc.	23	3,263
Wabtec Corp.	93	4,947
Waste Connections Inc.	120	4,922
Watsco Inc.	29	2,427
Werner Enterprises Inc.	42	1,020
Woodward Governor Co.	59	2,353
		215,549
INFORMATION TECHNOLOGY - 15.1%
3D Systems Corp. (c) (e)	89	3,894
ACI Worldwide Inc. (c)	37	1,697
Acxiom Corp. (c)	73	1,648
ADTRAN Inc.	58	1,428
Advent Software Inc. (c)	32	1,108
Alliance Data Systems Corp. (c) (e)	48	8,618
Ansys Inc. (c)	90	6,586
AOL Inc.	75	2,735
Arrow Electronics Inc. (c)	103	4,101
Atmel Corp. (c)	427	3,138
Avnet Inc. (c)	133	4,466
Broadridge Financial Solutions Inc.	118	3,147
Cadence Design Systems Inc. (c)	273	3,960
Ciena Corp. (c)	95	1,840
CommVault Systems Inc. (c)	42	3,167
Compuware Corp.	202	2,094
Concur Technologies Inc. (c) (e)	44	3,604
Convergys Corp.	99	1,732
CoreLogic Inc. (c)	95	2,205
Cree Inc. (c)	113	7,221
Cypress Semiconductor Corp. (e)	124	1,335
Diebold Inc.	62	2,076
DST Systems Inc.	29	1,915
Equinix Inc. (c)	47	8,733
FactSet Research Systems Inc. (e)	39	4,023
Fair Isaac Corp.	35	1,586
Fairchild Semiconductor International Inc. (c)	124	1,709
Gartner Inc. - Class A (c)	91	5,161
Global Payments Inc.	76	3,541
Informatica Corp. (c)	105	3,663
Ingram Micro Inc. - Class A (c)	146	2,779
Integrated Device Technology Inc. (c)	137	1,085
InterDigital Inc.	39	1,726
International Rectifier Corp. (c) (e)	68	1,426
Intersil Corp. - Class A	118	920
Itron Inc. (c)	38	1,626
Jack Henry & Associates Inc.	84	3,942
Lender Processing Services Inc.	83	2,672
Lexmark International Inc. - Class A (e)	60	1,838
Mantech International Corp. - Class A (e)	24	624
Mentor Graphics Corp.	88	1,714
MICROS Systems Inc. (c)	75	3,239
Monster Worldwide Inc. (c)	106	521
National Instruments Corp.	92	2,582
NCR Corp. (c)	159	5,239
NeuStar Inc. - Class A (c)	64	3,129
Plantronics Inc.	42	1,823
Polycom Inc. (c)	172	1,818
PTC Inc. (c)	116	2,851
Rackspace Hosting Inc. (c)	107	4,060
RF Micro Devices Inc. (c)	275	1,473
Riverbed Technology Inc. (c)	159	2,472
Rovi Corp. (c)	101	2,310
Semtech Corp. (c)	62	2,178
Silicon Laboratories Inc. (c)	38	1,559
Skyworks Solutions Inc. (c)	186	4,078
SolarWinds Inc. (c)	60	2,320
Solera Holdings Inc.	67	3,722
SunEdison Inc. (c)	228	1,861
Synopsys Inc. (c)	149	5,333
Tech Data Corp. (c)	36	1,675
TIBCO Software Inc. (c)	151	3,233
Trimble Navigation Ltd. (c)	247	6,437
ValueClick Inc. (c)	68	1,675
VeriFone Holdings Inc. (c)	105	1,766
Vishay Intertechnology Inc. (c)	129	1,785

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
WEX Inc. (c)	38	2,886
Zebra Technologies Corp. - Class A (c)	49	2,108
		196,616
MATERIALS - 6.8%
Albemarle Corp.	86	5,366
AptarGroup Inc.	64	3,550
Ashland Inc.	71	5,946
Cabot Corp.	58	2,183
Carpenter Technology Corp.	43	1,942
Commercial Metals Co.	114	1,677
Compass Minerals International Inc.	32	2,734
Cytec Industries Inc.	41	2,986
Domtar Corp.	33	2,192
Eagle Materials Inc.	46	3,018
Greif Inc. - Class A	30	1,578
Intrepid Potash Inc.	49	929
Louisiana-Pacific Corp. (c)	135	2,003
Martin Marietta Materials Inc.	45	4,381
Minerals Technologies Inc.	33	1,353
NewMarket Corp. (e)	10	2,739
Olin Corp.	75	1,803
Packaging Corp. of America	95	4,663
Reliance Steel & Aluminum Co.	74	4,850
Rock-Tenn Co. - Class A	70	6,951
Royal Gold Inc.	63	2,659
RPM International Inc.	128	4,103
Scotts Miracle-Gro Co. - Class A (e)	38	1,828
Sensient Technologies Corp.	47	1,901
Silgan Holdings Inc.	44	2,067
Sonoco Products Co.	98	3,391
Steel Dynamics Inc.	214	3,189
Valspar Corp.	79	5,121
Worthington Industries Inc.	49	1,554
		88,657
TELECOMMUNICATION SERVICES - 0.5%
Telephone & Data Systems Inc. (e)	95	2,337
tw telecom inc. (c)	148	4,153
		6,490
UTILITIES - 5.1%
Alliant Energy Corp.	108	5,427
Aqua America Inc.	136	4,261
Atmos Energy Corp.	88	3,606
Black Hills Corp.	43	2,099
Cleco Corp.	59	2,748
Great Plains Energy Inc.	149	3,361
Hawaiian Electric Industries Inc. (e)	95	2,414
IDACORP Inc.	49	2,330
MDU Resources Group Inc.	183	4,747
National Fuel Gas Co.	81	4,693
NV Energy Inc.	228	5,351
OGE Energy Corp.	96	6,531
PNM Resources Inc.	75	1,665
Questar Corp.	170	4,053
UGI Corp.	110	4,295
Vectren Corp.	80	2,703
Westar Energy Inc.	123	3,933
WGL Holdings Inc.	50	2,173
		66,390
Total Common Stocks (cost $1,060,786)		1,287,077

SHORT TERM INVESTMENTS - 7.7%

Investment Companies - 1.1%
JNL Money Market Fund, 0.01% (a) (h)	14,504	14,504

Securities Lending Collateral - 6.6%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	85,725	85,725

Treasury Securities - 0.0%
U.S. Treasury Bill, 0.05%, 09/12/13 (o)	$540	540
Total Short Term Investments (cost $100,769)		100,769

Total Investments - 106.7% (cost $1,161,555)		1,387,846
Other Assets and Liabilities, Net - (6.7%)		(87,716)
Total Net Assets - 100.0%		$1,300,130

JNL/Mellon Capital Small Cap Index Fund

Portfolio Composition:	Percentage of Total Investments
Financials	20.7%
Information Technology	15.5
Industrials	13.1
Consumer Discretionary	12.9
Health Care	10.9
Energy	5.0
Materials	4.4
Consumer Staples	3.4
Utilities	2.9
Telecommunication Services	0.7
Short Term Investments	10.5
Total Investments	100.0%

	Shares/Par (p)	Value
COMMON STOCKS - 99.4%

CONSUMER DISCRETIONARY - 14.3%
1-800-Flowers.com Inc. - Class A (c)	26	$158
Aeropostale Inc. (c)	70	965
AFC Enterprises Inc. (c)	21	765
AH Belo Corp. - Class A	17	114
America’s Car-Mart Inc. (c)	8	339
American Apparel Inc. (c)	51	98
American Axle & Manufacturing Holdings Inc. (c)	60	1,122
American Greetings Corp. - Class A	29	536
American Public Education Inc. (c) (e)	17	615
Ameristar Casinos Inc.	29	767
Ann Inc. (c)	42	1,395
Arbitron Inc.	24	1,116
Arctic Cat Inc.	12	544
Asbury Automotive Group Inc. (c)	28	1,109
Ascent Capital Group Inc. (c)	13	1,012
Barnes & Noble Inc. (c)	36	571
Bassett Furniture Industries Inc.	10	152
Beasley Broadcasting Group Inc. - Class A	3	23
Beazer Homes USA Inc. (c) (e)	22	383
Bebe Stores Inc.	30	168
Belo Corp. - Class A	92	1,285
Big 5 Sporting Goods Corp.	16	361
Biglari Holdings Inc. (c)	1	463
BJ’s Restaurants Inc. (c)	22	818
Black Diamond Inc. (c)	17	160
Bloomin’ Brands Inc. (c)	49	1,215
Blue Nile Inc. (c)	11	423
Blyth Inc. (e)	8	119
Bob Evans Farms Inc.	25	1,167
Body Central Corp. (c)	12	158
Bon-Ton Stores Inc.	13	239
Boyd Gaming Corp. (c) (e)	50	569
Bravo Brio Restaurant Group Inc. (c)	16	293
Bridgepoint Education Inc. (c) (e)	14	176

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Bright Horizons Family Solutions Inc. (c)	12	400
Brown Shoe Co. Inc.	39	829
Brunswick Corp.	80	2,551
Buckle Inc. (e)	25	1,311
Buffalo Wild Wings Inc. (c)	17	1,652
Caesars Entertainment Corp. (c) (e)	35	483
Callaway Golf Co.	61	398
Capella Education Co. (c)	10	413
Career Education Corp. (c)	42	120
Carmike Cinemas Inc. (c)	17	330
Carriage Services Inc.	16	270
Carrol’s Restaurant Group Inc. (c)	21	135
Cato Corp. - Class A	24	602
Cavco Industries Inc. (c)	6	295
CEC Entertainment Inc.	16	650
Central European Media Entertainment Ltd. - Class A (c)	68	224
Cheesecake Factory Inc.	47	1,987
Childrens Place Retail Stores Inc. (c)	21	1,128
Christopher & Banks Corp. (c)	32	215
Churchill Downs Inc.	12	963
Chuy’s Holdings Inc. (c)	14	550
Citi Trends Inc. (c)	15	215
Coinstar Inc. (c) (e)	25	1,485
Columbia Sportswear Co. (e)	11	708
Conn’s Inc. (c)	20	1,030
Cooper Tire & Rubber Co.	56	1,871
Core-Mark Holding Co. Inc.	11	670
Corinthian Colleges Inc. (c) (e)	76	169
Cracker Barrel Old Country Store Inc.	18	1,689
Crocs Inc. (c)	78	1,294
Crown Media Holdings Inc. - Class A (c) (e)	31	76
CSS Industries Inc.	8	190
Culp Inc.	7	122
Cumulus Media Inc. - Class A (c) (e)	59	200
Daily Journal Corp. (c) (e)	1	88
Dana Holding Corp.	132	2,540
Del Frisco’s Restaurant Group Inc. (c)	9	202
Denny’s Corp. (c)	88	496
Destination Maternity Corp.	13	311
Destination XL Group Inc. (c)	39	246
Dex Media Inc. (c)	15	265
Digital Generation Inc. (c) (e)	26	192
DineEquity Inc.	15	1,011
Diversified Restaurant Holdings Inc. (c)	9	75
Dorman Products Inc.	23	1,045
Drew Industries Inc.	20	799
Education Management Corp. (c) (e)	21	120
Einstein Noah Restaurant Group Inc.	5	68
Entercom Communications Corp. - Class A (c)	22	211
Entravision Communications Corp. - Class A	54	334
Ethan Allen Interiors Inc.	22	632
EveryWare Global Inc. (c)	9	104
EW Scripps Co. - Class A (c)	26	405
Express Inc. (c)	76	1,594
Federal-Mogul Corp. (c)	15	152
Fiesta Restaurant Group Inc. (c)	18	604
Fifth & Pacific Co. Inc. (c)	107	2,389
Finish Line Inc. - Class A	44	960
Fisher Communications Inc.	8	313
Five Below Inc. (c) (e)	29	1,064
Flexsteel Industries Inc.	4	88
Francesca’s Holdings Corp. (c) (e)	39	1,085
Fred’s Inc. - Class A	32	498
Fuel Systems Solutions Inc. (c)	14	254
G-III Apparel Group Ltd. (c)	15	708
Genesco Inc. (c)	21	1,431
Gentherm Inc. (c)	30	551
Global Sources Ltd. (c)	15	102
Gordman’s Stores Inc. (c)	7	93
Grand Canyon Education Inc. (c)	40	1,299
Gray Television Inc. (c)	44	318
Group 1 Automotive Inc.	19	1,247
Harte-Hanks Inc.	38	325
Haverty Furniture Cos. Inc.	17	384
Helen of Troy Ltd. (c)	28	1,087
Hemisphere Media Group Inc. - Class A (c)	8	104
hhgregg Inc. (c) (e)	12	188
Hibbett Sports Inc. (c)	23	1,283
Hillenbrand Inc.	50	1,186
Hooker Furniture Corp.	12	197
Hovnanian Enterprises Inc. - Class A (c) (e)	100	563
HSN Inc.	30	1,619
Iconix Brand Group Inc. (c)	51	1,492
Ignite Restaurant Group Inc. (c)	5	100
International Speedway Corp. - Class A	25	798
Interval Leisure Group Inc.	36	707
iRobot Corp. (c)	26	1,026
Isle of Capri Casinos Inc. (c)	19	143
ITT Educational Services Inc. (c)	21	501
Jack in the Box Inc. (c)	40	1,577
Jakks Pacific Inc.	21	239
Jamba Inc. (c)	16	235
Johnson Outdoors Inc. - Class A (c)	4	112
Jos. A. Bank Clothiers Inc. (c) (e)	25	1,046
Journal Communications Inc. - Class A (c)	41	310
JTH Holding Inc. - Class A (c)	4	66
K12 Inc. (c)	24	621
KB Home (e)	75	1,468
Kirkland’s Inc. (c)	12	212
Krispy Kreme Doughnuts Inc. (c)	58	1,014
La-Z-Boy Inc.	49	983
Leapfrog Enterprises Inc. - Class A (c) (e)	56	556
Libbey Inc. (c)	18	423
Life Time Fitness Inc. (c)	38	1,912
LifeLock Inc. (c) (e)	54	627
Lifetime Brands Inc.	8	112
LIN Television Corp. - Class A (c)	26	398
Lincoln Educational Services Corp.	18	97
Lithia Motors Inc. - Class A	20	1,080
Live Nation Inc. (c)	127	1,967
Luby’s Inc. (c)	16	137
Lumber Liquidators Holdings Inc. (c)	25	1,911
M/I Homes Inc. (c)	21	491
Mac-Gray Corp.	11	152
Maidenform Brands Inc. (c)	21	357
Marcus Corp.	16	205
Marine Products Corp.	6	45
MarineMax Inc. (c)	21	235
Marriott Vacations Worldwide Corp. (c)	26	1,119
Martha Stewart Living Omnimedia Inc. - Class A (c)	27	65
Matthews International Corp. - Class A	25	927
Mattress Firm Holding Corp. (c) (e)	12	480
McClatchy Co. - Class A (c) (e)	53	121
MDC Holdings Inc.	35	1,127
MDC Partners Inc.	22	394
Media General Inc. - Class A (c)	17	190
Men’s Wearhouse Inc.	45	1,693
Meredith Corp. (e)	32	1,517
Meritage Homes Corp. (c)	32	1,391
Modine Manufacturing Co. (c)	43	471
Monarch Casino & Resort Inc. (c)	9	148
Monro Muffler Brake Inc. (e)	28	1,328
Morgans Hotel Group Co. (c) (e)	21	170
Movado Group Inc.	16	542

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Multimedia Games Inc. (c)	26	677
Nathan’s Famous Inc. (c)	2	112
National CineMedia Inc.	50	852
Nautilus Inc. (c)	27	237
New York & Co. Inc. (c)	25	159
New York Times Co. - Class A (c) (e)	115	1,272
Nexstar Broadcasting Group Inc. - Class A	26	919
NutriSystem Inc.	28	330
Office Depot Inc. (c)	220	853
OfficeMax Inc.	78	795
Orbitz Worldwide Inc. (c) (e)	24	195
Orient-Express Hotels Ltd. - Class A (c)	88	1,071
Overstock.com Inc. (c) (e)	10	275
Oxford Industries Inc.	12	749
Pacific Sunwear of California Inc. (c)	41	148
Papa John’s International Inc. (c)	14	934
Penske Auto Group Inc.	38	1,155
Pep Boys-Manny Moe & Jack (c)	46	536
Perry Ellis International Inc.	11	229
PetMed Express Inc. (e)	20	252
Pier 1 Imports Inc.	84	1,981
Pinnacle Entertainment Inc. (c)	52	1,022
Pool Corp.	41	2,172
Quicksilver Inc. (c)	117	755
RadioShack Corp. (c) (e)	95	301
ReachLocal Inc. (c)	9	105
Reading International Inc. - Class A (c)	13	85
Red Robin Gourmet Burgers Inc. (c)	13	727
Regis Corp.	43	700
Remy International Inc.	12	229
Rent-A-Center Inc.	51	1,931
Rentrak Corp. (c)	8	152
Restoration Hardware Holdings Inc. (c) (e)	16	1,170
RG Barry Corp.	7	120
Ruby Tuesday Inc. (c)	57	526
Rue21 Inc. (c)	14	575
Ruth’s Hospitality Group Inc.	34	406
Ryland Group Inc.	40	1,619
Saga Communications Inc. - Class A	4	201
Saks Inc. (c) (e)	93	1,271
Salem Communications Corp. - Class A	8	61
Scholastic Corp. (e)	25	718
Scientific Games Corp. - Class A (c)	46	516
Sears Hometown and Outlet Stores Inc. (c)	8	333
Select Comfort Corp. (c)	50	1,241
SHFL Entertainment Inc. (c)	50	877
Shiloh Industries Inc.	5	47
Shoe Carnival Inc.	13	311
Shutterfly Inc. (c)	34	1,876
Shutterstock Inc. (c)	7	366
Sinclair Broadcast Group Inc. - Class A	61	1,784
Skechers U.S.A. Inc. - Class A (c)	34	820
Skullcandy Inc. (c)	13	71
Smith & Wesson Holding Corp. (c) (e)	60	597
Sonic Automotive Inc. - Class A	35	740
Sonic Corp. (c)	50	729
Sotheby’s - Class A	61	2,316
Spartan Motors Inc.	31	188
Speedway Motorsports Inc.	9	158
Stage Stores Inc.	31	725
Standard Motor Products Inc.	18	628
Standard-Pacific Corp. (c) (e)	131	1,095
Stein Mart Inc.	27	366
Steiner Leisure Ltd. (c)	14	729
Steinway Musical Instruments Inc. (c)	5	164
Steven Madden Ltd. (c)	36	1,718
Stewart Enterprises Inc. - Class A	65	844
Stoneridge Inc. (c)	29	338
Strayer Education Inc. (e)	10	471
Sturm Ruger & Co. Inc. (e)	17	826
Superior Industries International Inc.	20	343
Systemax Inc.	8	78
Tenneco Inc. (c)	55	2,481
Texas Roadhouse Inc. - Class A	57	1,421
The Jones Group Inc.	71	980
Tile Shop Holdings Inc. (c)	16	470
Tilly’s Inc. - Class A (c)	7	118
Tower International Inc. (c)	5	91
Town Sports International Holdings Inc.	20	214
Trans World Entertainment (c)	9	45
TRI Pointe Homes Inc. (c)	13	212
True Religion Apparel Inc.	23	739
Tuesday Morning Corp. (c)	39	404
Tumi Holdings Inc. (c)	42	1,015
Unifi Inc. (c)	13	275
Universal Electronics Inc. (c)	13	354
Universal Technical Institute Inc.	19	194
Vail Resorts Inc.	33	2,002
Valassis Communications Inc. (e)	36	890
ValueVision Media Inc. (c)	35	177
Vera Bradley Inc. (c) (e)	18	399
Vitacost.com Inc. (c)	16	136
Vitamin Shoppe Inc. (c)	27	1,194
VOXX International Corp. - Class A (c)	15	185
West Marine Inc. (c)	13	148
Wet Seal Inc. - Class A (c)	79	374
Weyco Group Inc.	7	165
William Lyon Homes - Class A (c)	12	305
Winmark Corp.	2	119
Winnebago Industries Inc. (c)	26	548
WMS Industries Inc. (c)	49	1,260
Wolverine World Wide Inc.	45	2,434
World Wrestling Entertainment Inc. - Class A	23	237
Zagg Inc. (c) (e)	22	117
Zale Corp. (c)	29	260
Zumiez Inc. (c) (e)	20	584
		180,910
CONSUMER STAPLES - 3.8%
Alico Inc.	3	128
Alliance One International Inc. (c)	83	316
Andersons Inc.	17	889
Annie’s Inc. (c)	12	516
Arden Group Inc. - Class A	1	100
B&G Foods Inc.	47	1,601
Boston Beer Co. Inc. - Class A (c) (e)	7	1,240
Boulder Brands Inc. (c)	53	640
Cal-Maine Foods Inc.	13	608
Calavo Growers Inc.	11	289
Casey’s General Stores Inc.	34	2,042
Central Garden & Pet Co. - Class A (c)	35	239
Chefs’ Warehouse Inc. (c)	11	194
Chiquita Brands International Inc. (c)	42	454
Coca-Cola Bottling Co.	4	241
Craft Brewers Alliance Inc. (c)	12	103
Darling International Inc. (c)	105	1,954
Diamond Foods Inc. (c) (e)	19	391
Dole Food Co. Inc. (c)	45	580
Elizabeth Arden Inc. (c)	23	1,035
Fairway Group Holdings Corp. - Class A (c)	14	334
Farmer Bros. Co. (c)	7	103
Female Health Co. (e)	16	161
Fresh Del Monte Produce Inc.	35	969
Griffin Land & Nurseries Inc. - Class A	2	61
Hain Celestial Group Inc. (c)	34	2,219
Harbinger Group Inc. (c)	30	224

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Harris Teeter Supermarkets Inc.	44	2,057
Ingles Markets Inc. - Class A	11	285
Inter Parfums Inc.	14	401
Inventure Foods Inc. (c)	10	88
J&J Snack Foods Corp.	13	1,032
John B. Sanfilippo & Son Inc.	6	129
Lancaster Colony Corp.	17	1,307
Lifevantage Corp. (c)	100	232
Lifeway Foods Inc. (e)	5	93
Limoneira Co. (e)	7	152
Medifast Inc. (c)	12	316
Nash Finch Co.	10	230
National Beverage Corp.	11	186
Natural Grocers by Vitamin Cottage Inc. (c)	7	223
Nature’s Sunshine Products Inc.	10	167
Nutraceutical International Corp.	8	154
Oil-Dri Corp. of America	4	117
Omega Protein Corp. (c)	15	133
Orchids Paper Products Co.	5	121
Pantry Inc. (c)	22	274
Pilgrim’s Pride Corp. (c)	55	827
Post Holdings Inc. (c)	29	1,265
Prestige Brands Holdings Inc. (c)	45	1,312
PriceSmart Inc.	16	1,445
Revlon Inc. - Class A (c)	11	242
Rite Aid Corp. (c) (e)	648	1,854
Roundy’s Inc. (e)	22	186
Sanderson Farms Inc.	21	1,387
Seneca Foods Corp. - Class A (c)	8	253
Snyders-Lance Inc.	41	1,171
Spartan Stores Inc.	21	381
Spectrum Brands Holdings Inc.	19	1,090
Star Scientific Inc. (c) (e)	127	176
SUPERVALU Inc. (c) (e)	181	1,125
Susser Holdings Corp. (c)	16	765
Synutra International Inc. (c)	14	70
Tootsie Roll Industries Inc. (e)	18	560
TreeHouse Foods Inc. (c)	32	2,129
United Natural Foods Inc. (c)	44	2,377
Universal Corp.	21	1,221
USANA Health Sciences Inc. (c) (e)	5	363
Vector Group Ltd. (e)	53	867
Village Super Market Inc. - Class A	6	189
WD-40 Co.	14	782
Weis Markets Inc.	10	443
		47,808
ENERGY - 5.5%
Abraxas Petroleum Corp. (c)	62	130
Adams Resources & Energy Inc.	2	116
Alon USA Energy Inc.	21	297
Alpha Natural Resources Inc. (c)	194	1,018
Amyris Inc. (c) (e)	24	71
Apco Oil And Gas International Inc. (c)	8	90
Approach Resources Inc. (c) (e)	31	769
Arch Coal Inc. (e)	193	729
Basic Energy Services Inc. (c) (e)	29	348
Berry Petroleum Co. - Class A	47	1,974
Bill Barrett Corp. (c) (e)	44	890
Bolt Technology Corp.	7	118
Bonanza Creek Energy Inc. (c)	26	921
BPZ Resources Inc. (c) (e)	87	155
Bristow Group Inc.	32	2,109
C&J Energy Services Inc. (c) (e)	40	773
Cal Dive International Inc. (c) (e)	71	134
Callon Petroleum Co. (c)	36	121
CARBO Ceramics Inc.	17	1,174
Carrizo Oil & Gas Inc. (c)	36	1,008
Clayton Williams Energy Inc. (c)	5	207
Clean Energy Fuels Corp. (c) (e)	59	783
Cloud Peak Energy Inc. (c)	56	916
Comstock Resources Inc.	43	682
Contango Oil & Gas Co.	11	373
Crimson Exploration Inc. (c)	20	58
Crosstex Energy Inc.	42	835
Dawson Geophysical Co. (c)	8	281
Delek US Holdings Inc.	33	944
Diamondback Energy Inc. (c)	16	527
Emerald Oil Inc. (c)	32	222
Endeavour International Corp. (c) (e)	47	180
Energy XXI Bermuda Ltd.	71	1,577
EPL Oil & Gas Inc. (c)	26	765
Equal Energy Ltd.	31	126
Era Group Inc. (c)	18	463
Evolution Petroleum Corp. (c)	14	148
EXCO Resources Inc.	119	912
Exterran Holdings Inc. (c)	51	1,445
Forest Oil Corp. (c)	106	434
Forum Energy Technologies Inc. (c) (e)	35	1,059
Frontline Ltd. (c) (e)	51	90
FX Energy Inc. (c) (e)	45	146
GasLog Ltd.	22	286
Gastar Exploration Ltd. (c)	67	179
Geospace Technologies Corp. (c)	12	798
Global Geophysical Services Inc. (c) (e)	15	72
Goodrich Petroleum Corp. (c)	22	282
Green Plains Renewable Energy Inc. (c)	24	325
Gulf Island Fabrication Inc.	12	234
Gulfmark Offshore Inc. - Class A	24	1,101
Halcon Resources Corp. (c) (e)	183	1,038
Hallador Energy Co.	6	52
Helix Energy Solutions Group Inc. (c)	94	2,172
Hercules Offshore Inc. (c)	144	1,015
Hornbeck Offshore Services Inc. (c)	32	1,711
ION Geophysical Corp. (c)	116	696
Isramco Inc. (c) (e)	1	90
Key Energy Services Inc. (c)	137	816
KiOR Inc. - Class A (c) (e)	39	222
Knightsbridge Tankers Ltd. (e)	22	161
Kodiak Oil & Gas Corp. (c)	238	2,113
L&L Energy Inc. (c)	26	94
Lufkin Industries Inc.	30	2,685
Magnum Hunter Resources Corp. (c) (e)	152	557
Matador Resources Co. (c) (e)	44	523
Matrix Service Co. (c)	25	388
Midstates Petroleum Co. Inc. (c)	29	159
Miller Energy Resources Inc. (c) (e)	33	133
Mitcham Industries Inc. (c) (e)	11	184
Natural Gas Services Group Inc. (c)	12	270
Newpark Resources Inc. (c)	77	844
Nordic American Tankers Ltd. (e)	55	415
Northern Oil and Gas Inc. (c) (e)	57	757
Nuverra Environmental Solutions Inc. (c) (e)	130	377
Panhandle Oil and Gas Inc. - Class A	7	210
Parker Drilling Co. (c)	108	539
PDC Energy Inc. (c)	27	1,379
Penn Virginia Corp. (c) (e)	53	248
PetroQuest Energy Inc. (c)	48	191
PHI Inc. (c)	11	382
Pioneer Energy Services Corp. (c)	60	396
Quicksilver Resources Inc. (c) (e)	103	173
Renewable Energy Group Inc. (c)	19	265
Rentech Inc.	210	440
Resolute Energy Corp. (c)	60	479
Rex Energy Corp. (c)	38	673
Rex Stores Corp. (c)	6	169

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
RigNet Inc. (c)	11	270
Rosetta Resources Inc. (c)	54	2,281
Sanchez Energy Corp. (c) (e)	25	576
Scorpio Tankers Inc.	144	1,294
SEACOR Holdings Inc.	18	1,469
SemGroup Corp. - Class A	38	2,034
Ship Finance International Ltd. (e)	45	661
Solazyme Inc. (c) (e)	42	497
Stone Energy Corp. (c)	45	992
Swift Energy Co. (c)	41	490
Synergy Resources Corp. (c)	38	278
Targa Resources Corp.	29	1,878
Teekay Tankers Ltd. - Class A	54	143
Tesco Corp. (c)	28	376
Tetra Technologies Inc. (c)	71	723
TGC Industries Inc.	12	101
Triangle Petroleum Corp. (c)	40	279
Ur-Energy Inc. (c)	107	143
Uranium Energy Corp. (c) (e)	76	137
VAALCO Energy Inc. (c)	52	296
Vantage Drilling Co. (c) (e)	173	353
W&T Offshore Inc.	32	457
Warren Resources Inc. (c)	73	185
Western Refining Inc. (e)	49	1,364
Westmoreland Coal Co. (c)	10	112
Willbros Group Inc. (c)	35	216
ZaZa Energy Corp. (c) (e)	20	24
		70,040
FINANCIALS - 23.0%
1st Source Corp.	13	310
1st United Bancorp Inc.	27	182
Acadia Realty Trust	50	1,226
Access National Corp.	6	76
AG Mortgage Investment Trust Inc.	25	466
Agree Realty Corp.	12	366
Alexander & Baldwin Inc. (c)	38	1,505
Alexander’s Inc.	2	586
Altisource Residential Corp. - Class B (c)	22	368
Ambac Financial Group Inc. (c)	40	943
American Assets Trust Inc.	30	915
American Capital Mortgage Investment Corp.	53	945
American Equity Investment Life Holding Co.	56	883
American National Bankshares Inc.	9	202
American Realty Capital Properties Inc.	135	2,067
American Residential Properties Inc. (c)	12	207
American Safety Insurance Holdings Ltd. (c)	9	257
Ameris Bancorp (c) (e)	21	347
Amerisafe Inc.	16	517
Ames National Corp.	8	188
AmREIT Inc. - Class B	14	276
AmTrust Financial Services Inc. (e)	25	902
Anworth Mortgage Asset Corp.	136	760
Apollo Commercial Real Estate Finance Inc.	33	519
Apollo Investment Corp.	201	1,557
Apollo Residential Mortgage Inc.	27	449
Ares Commercial Real Estate Corp. (e)	6	79
Argo Group International Holdings Ltd.	24	1,026
Arlington Asset Investment Corp. - Class A	14	380
Armada Hoffler Properties Inc.	17	197
ARMOUR Residential REIT Inc.	333	1,568
Arrow Financial Corp.	9	222
Ashford Hospitality Trust Inc.	49	563
Associated Estates Realty Corp. (e)	47	748
Astoria Financial Corp.	82	884
AV Homes Inc. (c)	9	161
Aviv REIT Inc.	10	256
Baldwin & Lyons Inc. - Class B	8	184
BancFirst Corp.	6	283
Banco Latinoamericano de Comercio Exterior SA - Class E	26	583
Bancorp Inc. (c)	30	456
BancorpSouth Inc.	86	1,516
Bank Mutual Corp.	36	205
Bank of Kentucky Financial Corp.	5	153
Bank of Marin Bancorp	5	216
Bank of the Ozarks Inc.	28	1,197
BankFinancial Corp.	19	165
Banner Corp.	17	578
Bar Harbor Bankshares	3	114
BBCN Bancorp Inc.	71	1,011
BBX Capital Corp. - Class A (c)	6	82
Beneficial Mutual Bancorp Inc. (c)	29	240
Berkshire Hills Bancorp Inc. (e)	22	607
BGC Partners Inc. - Class A	113	663
BlackRock Kelso Capital Corp.	66	620
BNC Bancorp	16	184
BofI Holding Inc. (c)	10	479
Boston Private Financial Holdings Inc.	74	786
Bridge Bancorp Inc.	8	191
Bridge Capital Holdings (c)	8	128
Brookline Bancorp Inc.	61	530
Bryn Mawr Bank Corp.	12	287
C&F Financial Corp.	3	143
Calamos Asset Management Inc. - Class A	19	194
California First National Bancorp	1	15
Camden National Corp.	7	238
Campus Crest Communities Inc.	61	700
Capital Bank Financial Corp. - Class A (c)	22	416
Capital City Bank Group Inc. (c)	9	109
Capital Southwest Corp.	3	411
Capitol Federal Financial Inc.	131	1,590
CapLease Inc.	78	660
Capstead Mortgage Corp.	85	1,030
Cardinal Financial Corp.	25	366
Cascade Bancorp (c) (e)	4	24
Cash America International Inc.	25	1,155
Cathay General Bancorp	71	1,451
Cedar Shopping Centers Inc.	64	332
Center Bancorp Inc.	11	143
CenterState Banks of Florida Inc.	28	240
Central Pacific Financial Corp. (c)	20	363
Century Bancorp Inc. - Class A	3	103
Chambers Street Properties	219	2,190
Charter Financial Corp.	20	203
Chatham Lodging Trust	17	289
Chemical Financial Corp.	25	657
Chemung Financial Corp.	3	106
Chesapeake Lodging Trust	43	899
CIFC Corp. (c)	8	57
Citizens & Northern Corp.	11	207
Citizens Inc. - Class A (c) (e)	36	214
City Holdings Co. (e)	15	579
Clifton Savings Bancorp Inc.	8	94
CNB Financial Corp.	11	186
CNO Financial Group Inc.	197	2,556
CoBiz Financial Inc.	30	251
Cohen & Steers Inc. (e)	17	593
Colonial Properties Trust	79	1,917
Colony Financial Inc.	59	1,165
Columbia Banking System Inc.	46	1,094
Community Bank System Inc.	36	1,107
Community Trust Bancorp Inc.	12	437
ConnectOne Bancorp Inc. (c)	1	44
Consolidated-Tomoka Land Co.	5	198
Consumer Portfolio Services Inc. (c)	15	110

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Coresite Realty Corp.	18	571
Cousins Properties Inc.	98	985
Cowen Group Inc. - Class A (c)	87	251
Crawford & Co. - Class B	26	148
Credit Acceptance Corp. (c)	6	665
Crescent Financial Bancshares Inc. (c)	11	46
CU Bancorp (c)	8	131
CubeSmart	119	1,901
Customers Bancorp Inc. (c)	18	285
CVB Financial Corp.	80	946
CyrusOne Inc.	18	383
CYS Investments Inc.	156	1,432
DCT Industrial Trust Inc.	258	1,846
DFC Global Corp. (c)	36	499
Diamond Hill Investment Group Inc.	2	195
DiamondRock Hospitality Co.	174	1,622
Dime Community Bancshares Inc.	28	424
Donegal Group Inc. - Class A	6	77
Doral Financial Corp. (c)	107	89
DuPont Fabros Technology Inc. (e)	56	1,342
Dynex Capital Inc.	52	529
Eagle Bancorp Inc. (c)	19	418
Eastern Insurance Holdings Inc.	5	100
EastGroup Properties Inc.	27	1,496
Education Realty Trust Inc.	103	1,050
eHealth Inc. (c)	17	396
Ellington Residential Mortgage REIT	6	101
EMC Insurance Group Inc.	5	120
Employer Holdings Inc.	28	675
Enstar Group Ltd. (c)	8	1,124
Enterprise Bancorp Inc.	6	106
Enterprise Financial Services Corp.	18	285
EPR Properties	42	2,102
Equity One Inc.	53	1,210
ESB Financial Corp. (e)	11	130
ESSA BanCorp Inc.	9	95
EverBank Financial Corp.	71	1,176
Evercore Partners Inc. - Class A	28	1,103
Excel Trust Inc.	45	570
EZCorp Inc. - Class A (c)	45	765
Farmers Capital Bank Corp. (c) (e)	7	143
FBL Financial Group Inc. - Class A	9	372
FBR & Co. (c)	8	198
Federal Agricultural Mortgage Corp. - Class C	9	250
FelCor Lodging Trust Inc. (c)	114	675
Fidelity Southern Corp. (c)	8	98
Fidus Investment Corp. (e)	11	200
Fifth Street Finance Corp.	107	1,123
Financial Engines Inc. (e)	43	1,976
Financial Institutions Inc.	12	223
First American Financial Corp.	96	2,109
First Bancorp Inc. (c)	66	467
First Bancorp Inc.	17	246
First Bancorp Inc.	7	126
First Busey Corp.	66	297
First Cash Financial Services Inc. (c)	27	1,307
First Commonwealth Financial Corp.	93	683
First Community Bancshares Inc.	17	264
First Connecticut Bancorp Inc.	17	242
First Defiance Financial Corp.	9	201
First Federal Bancshares of Arkansas Inc. (c)	3	22
First Financial Bancorp	53	783
First Financial Bankshares Inc. (e)	29	1,590
First Financial Corp.	9	294
First Financial Holdings Inc.	15	316
First Financial Northwest Inc.	15	151
First Industrial Realty Trust Inc.	95	1,449
First Interstate BancSystem Inc. - Class A	14	292
First Marblehead Corp. (c)	81	95
First Merchants Corp.	26	452
First Midwest Bancorp Inc.	68	937
First NBC Bank Holding Co. (c)	4	89
First of Long Island Corp.	7	234
First PacTrust Bancorp Inc.	9	123
First Potomac Realty Trust	52	673
First Security Group Inc. (c)	55	119
FirstMerit Corp.	147	2,946
Flagstar Bancorp Inc. (c)	17	244
Flushing Financial Corp.	27	447
FNB Corp.	126	1,526
FNB United Corp.	8	65
Forestar Group Inc. (c)	31	617
Fortegra Financial Corp. (c)	4	26
Fox Chase Bancorp Inc.	11	195
Franklin Financial Corp.	10	174
Franklin Street Properties Corp.	78	1,026
FXCM Inc. - Class A (e)	32	531
Gain Capital Holdings Inc.	12	76
GAMCO Investors Inc.	6	307
Garrison Capital Inc.	5	81
German American Bancorp Inc. (e)	11	249
Getty Realty Corp.	23	466
GFI Group Inc.	67	262
Glacier Bancorp Inc.	65	1,451
Gladstone Capital Corp.	19	156
Gladstone Commercial Corp. (e)	10	183
Gladstone Investment Corp.	26	194
Glimcher Realty Trust	126	1,379
Global Indemnity Plc (c)	10	239
Golub Capital BDC Inc. (e)	31	537
Government Properties Income Trust	48	1,222
Gramercy Property Trust Inc. (c)	53	237
Great Southern Bancorp Inc.	9	236
Green Dot Corp. - Class A (c) (e)	22	447
Greenhill & Co. Inc.	25	1,148
Greenlight Capital Re Ltd. - Class A (c)	25	607
GSV Capital Corp. (c) (e)	16	122
Guaranty Bancorp	12	139
Hallmark Financial Services Inc. (c)	12	112
Hampton Roads Bankshares Inc. (c)	30	38
Hancock Holding Co.	75	2,265
Hanmi Financial Corp. (c)	28	492
Hannon Armstrong Sustainable Infrastructure Capital Inc. (c)	13	154
HCI Group Inc.	8	236
Health Insurance Innovations Inc. - Class A (c)	4	38
Healthcare Realty Trust Inc.	80	2,047
Heartland Financial USA Inc.	13	369
Hercules Technology Growth Capital Inc. (e)	54	752
Heritage Commerce Corp. (c)	19	135
Heritage Financial Corp.	14	202
Heritage Oaks BanCorp (c)	16	99
Hersha Hospitality Trust	180	1,014
HFF Inc. - Class A	29	518
Highwoods Properties Inc.	73	2,598
Hilltop Holdings Inc. (c)	55	901
Hingham Institution for Savings	1	70
Home Bancorp Inc. (c)	5	101
Home Bancshares Inc.	40	1,049
Home Federal Bancorp Inc.	14	183
Home Loan Servicing Solutions Ltd.	50	1,210
HomeStreet Inc.	11	246
HomeTrust Bancshares Inc. (c)	19	328
Horace Mann Educators Corp.	35	862
Horizon BanCorp	7	135
Horizon Technology Finance Corp.	8	104

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Hudson Pacific Properties Inc.	40	859
Hudson Valley Holding Corp.	13	224
IberiaBank Corp.	27	1,434
ICG Group Inc. (c)	33	381
Imperial Holdings Inc. (c)	15	104
Independence Holding Co.	5	61
Independent Bank Corp. (e)	20	693
Independent Bank Group Inc (c)	3	101
Infinity Property & Casualty Corp.	10	614
Inland Real Estate Corp.	76	774
International Bancshares Corp.	48	1,095
Intervest Bancshares Corp. (c)	16	105
INTL FCStone Inc. (c)	13	234
Invesco Mortgage Capital Inc.	119	1,972
Investment Technology Group Inc. (c)	33	465
Investors Bancorp Inc.	40	838
Investors Real Estate Trust	87	746
Investors Title Co.	1	70
iStar Financial Inc. (c) (e)	79	892
Janus Capital Group Inc.	131	1,117
JAVELIN Mortgage Investment Corp. (e)	12	173
JMP Group Inc.	13	89
Kansas City Life Insurance Co.	3	123
KCAP Financial Inc. (e)	25	282
Kearny Financial Corp. (c)	12	128
Kennedy-Wilson Holdings Inc.	47	774
Kite Realty Group Trust	81	489
Knight Capital Group Inc. - Class A (c)	162	583
Ladenburg Thalmann Financial Services Inc. (c)	79	130
Lakeland Bancorp Inc.	27	282
Lakeland Financial Corp.	16	439
LaSalle Hotel Properties	86	2,126
LCNB Corp.	5	119
Lexington Realty Trust	150	1,750
LTC Properties Inc.	31	1,210
Macatawa Bank Corp. (c)	21	105
Maiden Holdings Ltd.	43	483
Main Street Capital Corp. (e)	31	855
MainSource Financial Group Inc.	19	261
Manning & Napier Inc. - Class A	11	190
MarketAxess Holdings Inc.	34	1,583
Marlin Business Services Inc.	7	167
MB Financial Inc.	49	1,307
MCG Capital Corp.	66	346
Meadowbrook Insurance Group Inc.	43	345
Medallion Financial Corp.	14	201
Medical Properties Trust Inc.	134	1,913
Medley Capital Corp.	26	348
Mercantile Bank Corp.	7	124
Merchants Bancshares Inc.	4	122
Meridian Interstate BanCorp Inc. (c)	7	129
Meta Financial Group Inc.	5	127
Metro Bancorp Inc. (c)	14	286
MetroCorp Bancshares Inc.	13	124
MGIC Investment Corp. (c) (e)	288	1,748
Middleburg Financial Corp.	4	82
Midsouth Bancorp Inc.	7	107
MidWestOne Financial Group Inc.	5	131
Monmouth Real Estate Investment Corp. - Class A	34	337
Montpelier Re Holdings Ltd.	43	1,066
MVC Capital Inc.	23	290
NASB Financial Inc. (c)	3	88
National Bank Holdings Corp. - Class A	46	907
National Bankshares Inc. (e)	7	236
National Financial Partners Corp. (c)	38	963
National Health Investors Inc.	22	1,327
National Interstate Corp.	6	183
National Penn Bancshares Inc.	104	1,060
National Western Life Insurance Co. - Class A	2	359
Navigators Group Inc. (c)	9	507
NBT Bancorp Inc.	39	826
Nelnet Inc. - Class A	20	737
Netspend Holdings Inc.	25	399
New Mountain Finance Corp. (e)	28	393
New Residential Investment Corp	223	1,500
New York Mortgage Trust Inc. (e)	56	379
NewBridge Bancorp (c)	22	133
NewStar Financial Inc. (c)	24	324
NGP Capital Resources Co.	20	122
Nicholas Financial Inc.	9	130
Northfield Bancorp Inc.	51	602
Northrim BanCorp Inc.	5	126
NorthStar Realty Finance Corp.	179	1,632
Northwest Bancshares Inc.	83	1,128
OceanFirst Financial Corp.	14	220
OFG Bancorp	41	736
Old National Bancorp	92	1,271
OmniAmerican Bancorp Inc. (c)	10	218
One Liberty Properties Inc.	11	231
OneBeacon Insurance Group Ltd. - Class A	20	283
Oppenheimer Holdings Inc. - Class A	9	180
Oritani Financial Corp.	42	655
Pacific Continental Corp.	19	219
Pacific Premier Bancorp Inc. (c)	14	166
PacWest Bancorp (e)	34	1,032
Palmetto Bancshares Inc (c)	4	51
Park National Corp. (e)	11	736
Park Sterling Corp. (c)	43	252
Parkway Properties Inc.	39	646
Peapack Gladstone Financial Corp.	7	125
Pebblebrook Hotel Trust	55	1,423
PennantPark Floating Rate Capital Ltd.	9	128
PennantPark Investment Corp. (e)	60	664
Penns Woods Bancorp Inc.	4	147
Pennsylvania Real Estate Investment Trust	60	1,139
PennyMac Financial Services Inc. - Class A (c)	11	239
Pennymac Mortgage Investment Trust	53	1,123
Peoples Bancorp Inc.	8	171
PHH Corp. (c)	51	1,048
Phoenix Cos. Inc. (c)	5	216
Pico Holdings Inc. (c)	21	445
Pinnacle Financial Partners Inc. (c)	32	815
Piper Jaffray Cos. (c)	15	487
Platinum Underwriters Holdings Ltd.	28	1,618
Portfolio Recovery Associates Inc. (c)	15	2,310
Potlatch Corp.	36	1,475
Preferred Bank (c)	12	191
Primerica Inc.	51	1,892
PrivateBancorp Inc.	59	1,241
Prospect Capital Corp. (e)	216	2,331
Prosperity Bancshares Inc.	53	2,768
Provident Financial Holdings Inc.	8	124
Provident Financial Services Inc.	54	852
Provident New York Bancorp	36	334
PS Business Parks Inc.	16	1,173
Pzena Investment Management Inc. - Class A	10	63
Radian Group Inc. (e)	154	1,789
RAIT Financial Trust	67	502
Ramco-Gershenson Properties Trust	56	867
Redwood Trust Inc.	72	1,217
Regional Management Corp. (c)	4	97
Renasant Corp.	24	583
Republic Bancorp Inc. - Class A	8	176
Resource America Inc. - Class A	10	82

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Resource Capital Corp.	110	675
Retail Opportunity Investments Corp. (e)	58	809
RLI Corp.	19	1,469
RLJ Lodging Trust	110	2,466
Rockville Financial Inc.	25	333
Roma Financial Corp.	8	139
Rouse Properties Inc. (e)	21	403
Ryman Hospitality Properties (e)	39	1,525
S&T Bancorp Inc.	28	543
Sabra Healthcare REIT Inc.	33	870
Safeguard Scientifics Inc. (c)	20	315
Safety Insurance Group Inc.	12	567
Sandy Spring Bancorp Inc.	21	460
Saul Centers Inc.	6	281
SCBT Financial Corp. (e)	15	755
Seacoast Banking Corp. of Florida (c)	70	154
Select Income REIT	15	429
Selective Insurance Group	50	1,147
Sierra Bancorp	10	153
Silver Bay Realty Trust Corp. (e)	14	234
Simmons First National Corp. - Class A	16	411
Solar Capital Ltd.	41	939
Solar Senior Capital Ltd.	12	215
Southside Bancshares Inc. (e)	17	403
Southwest Bancorp Inc. (c)	19	246
Sovran Self Storage Inc.	28	1,807
Spirit Realty Capital Inc.	51	902
STAG Industrial Inc.	37	741
State Auto Financial Corp.	14	247
State Bank Financial Corp.	31	459
StellarOne Corp.	21	407
Stellus Capital Investment Corp. (e)	11	160
Sterling Bancorp	30	353
Sterling Financial Corp.	30	716
Stewart Information Services Corp. (e)	19	500
Stifel Financial Corp. (c)	56	2,014
Strategic Hotels & Resorts Inc. (c)	164	1,455
Suffolk Bancorp (c)	10	160
Summit Hotel Properties Inc.	59	553
Sun Bancorp Inc. (c)	38	128
Sun Communities Inc.	32	1,586
Sunstone Hotel Investors Inc. (c)	144	1,741
Susquehanna Bancshares Inc.	167	2,150
SWS Group Inc. (c)	27	148
SY Bancorp Inc.	12	304
Symetra Financial Corp.	71	1,128
Taylor Capital Group Inc. (c)	13	227
TCP Capital Corp.	23	384
Tejon Ranch Co. (c)	12	329
Terreno Realty Corp.	17	309
Territorial Bancorp Inc.	10	216
Texas Capital Bancshares Inc. (c)	36	1,610
THL Credit Inc.	23	353
Thomas Properties Group Inc.	26	137
TICC Capital Corp. (e)	46	439
Tompkins Financial Corp.	13	579
Tower Group International Ltd.	51	1,043
TowneBank (e)	23	343
Tree.com Inc.	5	83
Triangle Capital Corp. (e)	25	687
Trico Bancshares	15	314
Tristate Capital Holdings Inc. (c)	6	79
TrustCo Bank Corp.	82	446
Trustmark Corp.	60	1,469
UMB Financial Corp.	29	1,629
UMH Properties Inc.	11	115
Umpqua Holdings Corp.	100	1,496
Union First Market Bankshares Corp.	18	361
United Bankshares Inc. (e)	46	1,207
United Community Banks Inc. (c)	39	480
United Community Financial Corp. (c)	35	162
United Financial Bancorp Inc.	20	300
United Fire Group Inc.	18	458
Universal Health Realty Income Trust	10	449
Universal Insurance Holdings Inc.	26	184
Univest Corp. of Pennsylvania	14	269
Urstadt Biddle Properties Inc. - Class A	23	458
ViewPoint Financial Group	35	737
Virginia Commerce Bancorp Inc. (c)	26	360
Virtus Investment Partners Inc. (c)	5	910
Walker & Dunlop Inc. (c)	15	255
Walter Investment Management Corp. (c)	33	1,123
Washington Banking Co.	15	211
Washington REIT	60	1,614
Washington Trust Bancorp Inc.	12	349
Waterstone Financial Inc. (c)	4	45
Webster Financial Corp.	80	2,055
WesBanco Inc.	23	612
West Bancorp Inc.	12	146
Westamerica Bancorp (e)	25	1,136
Western Alliance Bancorp (c)	68	1,079
Western Asset Mortgage Capital Corp. (e)	22	376
Westfield Financial Inc.	21	144
Westwood Holdings Group Inc.	6	247
WhiteHorse Finance Inc. (e)	5	85
Whitestone REIT (e)	13	206
Wilshire Bancorp Inc.	60	398
Winthrop Realty Trust	26	314
Wintrust Financial Corp.	33	1,261
WisdomTree Investments Inc. (c)	89	1,028
World Acceptance Corp. (c) (e)	8	720
WSFS Financial Corp.	7	377
Yadkin Financial Corp (c)	13	178
ZAIS Financial Corp.	5	84
		290,728
HEALTH CARE - 12.1%
Abaxis Inc.	19	926
Abiomed Inc. (c) (e)	34	741
Acadia HealthCare Co. Inc. (c)	31	1,038
ACADIA Pharmaceuticals Inc. (c)	62	1,119
Accelerate Diagnostics Inc (c)	9	74
Accretive Health Inc. (c) (e)	49	531
Accuray Inc. (c) (e)	64	366
AcelRx Pharmaceuticals Inc (c)	18	170
Achillion Pharmaceuticals Inc. (c)	86	700
Acorda Therapeutics Inc. (c)	36	1,183
Addus HomeCare Corp. (c)	5	95
Aegerion Pharmaceuticals Inc. (c)	26	1,636
Affymetrix Inc. (c)	55	246
Air Methods Corp.	35	1,180
Akorn Inc. (c)	54	725
Albany Molecular Research Inc. (c)	20	243
Align Technology Inc. (c)	64	2,376
Alimera Sciences Inc. (c)	15	73
Alliance HealthCare Services Inc. (c)	4	68
Almost Family Inc.	7	134
Alnylam Pharmaceuticals Inc. (c)	52	1,601
Alphatec Holdings Inc. (c)	41	84
AMAG Pharmaceuticals Inc. (c)	20	447
Amedisys Inc. (c)	26	299
Amicus Therapeutics Inc. (c) (e)	24	57
AMN Healthcare Services Inc. (c)	41	589
Ampio Pharmaceuticals Inc. (c) (e)	21	118
Amsurg Corp. (c)	28	995
Anacor Pharmaceuticals Inc. (c) (e)	22	125

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Analogic Corp.	11	801
AngioDynamics Inc. (c)	20	229
Anika Therapeutics Inc. (c)	11	183
Antares Pharma Inc. (c) (e)	100	416
Arena Pharmaceuticals Inc. (c) (e)	196	1,509
ArQule Inc. (c)	49	113
Array BioPharma Inc. (c)	110	502
ArthroCare Corp. (c)	25	856
Assisted Living Concepts Inc. - Class A (c)	20	235
Astex Pharmaceuticals (c)	89	367
athenahealth Inc. (c) (e)	33	2,765
AtriCure Inc. (c)	19	183
Atrion Corp.	1	294
Auxilium Pharmaceuticals Inc. (c)	42	704
AVANIR Pharmaceuticals - Class A (c) (e)	129	592
AVEO Pharmaceuticals Inc. (c)	43	108
Bio-Reference Labs Inc. (c) (e)	22	626
BioDelivery Sciences International Inc. (c) (e)	30	122
Biolase Technology Inc. (c)	28	100
BioScrip Inc. (c)	52	853
Biotime Inc. (c) (e)	33	130
Cadence Pharmaceuticals Inc. (c) (e)	52	357
Cambrex Corp. (c)	28	385
Cantel Medical Corp.	19	627
Capital Senior Living Corp. (c)	27	638
Cardiovascular Systems Inc. (c)	19	393
Cell Therapeutics Inc. (c)	99	104
Celldex Therapeutics Inc. (c)	72	1,124
Cempra Inc. (c)	13	102
Centene Corp. (c)	48	2,535
Cepheid Inc. (c)	60	2,052
Cerus Corp. (c) (e)	57	250
Chelsea Therapeutics International Inc. (c)	59	136
Chemed Corp.	17	1,239
ChemoCentryx Inc. (c)	22	306
Chimerix Inc. (c)	7	181
Chindex International Inc. (c)	8	137
Clovis Oncology Inc. (c)	12	829
Computer Programs & Systems Inc.	10	494
Conmed Corp.	25	795
Corcept Therapeutics Inc. (c)	47	81
Cornerstone Therapeutics Inc. (c)	7	54
Coronado Biosciences Inc. (c)	18	153
Corvel Corp. (c)	10	298
Cross Country Healthcare Inc. (c)	22	114
CryoLife Inc.	26	162
Curis Inc. (c)	67	215
Cutera Inc. (c)	13	114
Cyberonics Inc. (c)	25	1,299
Cynosure Inc. - Class A (c)	17	442
Cytokinetics Inc (c)	22	252
Cytori Therapeutics Inc. (c)	64	148
Dendreon Corp. (c) (e)	139	571
DepoMed Inc. (c)	48	268
Derma Sciences Inc. (c) (e)	12	167
DexCom Inc. (c)	62	1,402
Durata Therapeutics Inc. (c) (e)	17	121
Dyax Corp. (c)	91	315
Dynavax Technologies Inc. (c)	177	195
Emergent BioSolutions Inc. (c)	22	318
Emeritus Corp. (c)	36	829
Enanta Pharmaceuticals Inc. (c)	3	57
Endocyte Inc. (c)	29	375
Endologix Inc. (c)	56	740
Ensign Group Inc.	17	584
Enzon Pharmaceuticals Inc.	34	68
Epizyme Inc. (c)	5	146
Exact Sciences Corp. (c)	58	801
ExacTech Inc. (c)	7	137
ExamWorks Group Inc. (c)	27	576
Exelixis Inc. (c) (e)	161	730
Fibrocell Science Inc. (c)	15	91
Five Star Quality Care Inc. (c)	32	180
Fluidigm Corp. (c)	23	398
Furiex Pharmaceuticals Inc. (c)	6	200
Galena Biopharma Inc. (c)	73	163
GenMark Diagnostics Inc. (c)	26	265
Genomic Health Inc. (c) (e)	15	486
Gentiva Health Services Inc. (c)	27	274
Geron Corp. (c)	119	179
Globus Medical Inc. - Class A (c) (e)	48	812
Greatbatch Inc. (c)	22	714
Greenway Medical Technologies (c) (e)	13	157
GTx Inc. (c)	27	175
Haemonetics Corp. (c)	46	1,892
Halozyme Therapeutics Inc. (c) (e)	82	651
Hanger Orthopedic Group Inc. (c)	31	967
Harvard Bioscience Inc. (c)	24	115
HealthSouth Corp. (c)	78	2,234
HealthStream Inc. (c)	19	477
Healthways Inc. (c)	32	561
HeartWare International Inc. (c) (e)	15	1,384
Hi-Tech Pharmacal Co. Inc.	9	315
HMS Holdings Corp. (c)	77	1,783
Horizon Pharma Inc. (c) (e)	38	93
Hyperion Therapeutics Inc. (c) (e)	7	164
ICU Medical Inc. (c)	12	850
Idenix Pharmaceuticals Inc. (c) (e)	83	298
Immunogen Inc. (c) (e)	76	1,258
Immunomedics Inc. (c) (e)	68	369
Impax Laboratories Inc. (c)	61	1,213
Infinity Pharmaceuticals Inc. (c)	42	689
Insmed Inc. (c)	25	297
Insulet Corp. (c) (e)	47	1,490
Insys Therapeutics Inc. (c)	4	62
Integra LifeSciences Holdings Corp. (c)	18	644
Intercept Pharmaceuticals Inc. (c)	6	249
InterMune Inc. (c) (e)	75	717
Invacare Corp.	28	409
IPC The Hospitalist Co. Inc. (c)	15	781
Ironwood Pharmaceuticals Inc. - Class A (c) (e)	83	822
Isis Pharmaceuticals Inc. (c)	100	2,681
KaloBios Pharmaceuticals Inc. (c)	7	40
Keryx Biopharmaceuticals Inc. (c) (e)	72	536
Kindred Healthcare Inc. (c)	50	661
KYTHERA Biopharmaceuticals Inc. (c)	9	244
Landauer Inc.	9	422
Lannett Co. Inc. (c)	12	141
Lexicon Pharmaceuticals Inc. (c)	197	427
LHC Group Inc. (c)	11	212
Ligand Pharmaceuticals Inc. (c) (e)	15	556
Luminex Corp. (c)	33	688
Magellan Health Services Inc. (c)	24	1,352
MAKO Surgical Corp. (c) (e)	37	442
MannKind Corp. (c) (e)	132	858
Masimo Corp.	45	946
MedAssets Inc. (c)	53	941
Medical Action Industries Inc. (c)	13	98
Medicines Co. (c)	50	1,534
Medidata Solutions Inc. (c)	24	1,828
MEI Pharma Inc. (c)	8	60
Merge Healthcare Inc. (c)	63	226
Meridian Bioscience Inc. (e)	37	797
Merit Medical Systems Inc. (c)	39	433
Merrimack Pharmaceuticals Inc. (c) (e)	80	539
MiMedx Group Inc (c)	74	523

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Molina Healthcare Inc. (c)	25	939
Momenta Pharmaceuticals Inc. (c)	43	651
MWI Veterinary Supply Inc. (c)	12	1,420
Nanosphere Inc. (c)	37	113
National Healthcare Corp.	10	485
National Research Corp. - Class A (c)	7	122
National Research Corp. - Class B (e)	1	39
Natus Medical Inc. (c)	26	357
Navidea Biopharmaceuticals Inc. (c) (e)	108	288
Nektar Therapeutics (c)	104	1,206
Neogen Corp. (c)	21	1,191
NeoGenomics Inc. (c)	29	115
Neurocrine Biosciences Inc. (c)	59	789
NewLink Genetics Corp. (c) (e)	14	269
Novavax Inc. (c) (e)	127	260
NPS Pharmaceuticals Inc. (c)	89	1,345
NuVasive Inc. (c)	39	969
NxStage Medical Inc. (c)	53	757
Omeros Corp. (c) (e)	24	119
Omnicell Inc. (c)	29	605
OncoGenex Pharmaceutical Inc. (c)	15	144
Opko Health Inc. (c) (e)	126	895
Optimer Pharmaceuticals Inc. (c) (e)	43	624
OraSure Technologies Inc. (c)	47	183
Orexigen Therapeutics Inc. (c) (e)	79	465
Orthofix International NV (c)	16	436
Osiris Therapeutics Inc. (c) (e)	13	135
OvaScience Inc (c)	8	108
Owens & Minor Inc. (e)	57	1,942
Pacific Biosciences of California Inc. (c)	52	132
Pacira Pharmaceuticals Inc. (c)	24	708
PAREXEL International Corp. (c)	51	2,322
PDL BioPharma Inc. (e)	125	962
Peregrine Pharmaceuticals Inc. (c)	121	156
Pernix Therapeutics Holdings (c)	7	26
PharMerica Corp. (c)	25	350
PhotoMedex Inc. (c) (e)	11	168
Portola Pharmaceuticals Inc. (c)	9	209
Pozen Inc. (c)	24	118
Progenics Pharmaceuticals Inc. (c)	46	206
Prothena Corp. Plc (c)	10	135
Providence Services Corp. (c)	10	277
Puma Biotechnology Inc. (c)	19	864
Quality Systems Inc.	36	668
Questcor Pharmaceuticals Inc. (e)	46	2,098
Quidel Corp. (c) (e)	26	656
Raptor Pharmaceutical Corp. (c) (e)	51	478
Receptos Inc. (c)	5	101
Regulus Therapeutics Inc. (c)	11	106
Repligen Corp. (c)	32	260
Repros Therapeutics Inc. (c) (e)	16	300
Rigel Pharmaceuticals Inc. (c)	79	263
Rochester Medical Corp. (c)	9	125
Rockwell Medical Technologies Inc. (c)	38	138
RTI Biologics Inc. (c)	54	202
Sagent Pharmaceuticals Inc. (c)	15	309
Sangamo Biosciences Inc. (c) (e)	47	367
Santarus Inc. (c)	50	1,045
Sarepta Therapeutics Inc. (c)	28	1,068
Sciclone Pharmaceuticals Inc. (c)	55	272
Select Medical Holdings Corp.	43	353
Sequenom Inc. (c) (e)	101	426
SIGA Technologies Inc. (c) (e)	35	100
Skilled Healthcare Group Inc. - Class A (c)	19	127
Solta Medical Inc. (c)	56	127
Spectranetics Corp. (c)	36	674
Spectrum Pharmaceuticals Inc. (e)	52	385
Staar Surgical Co. (c)	36	367
Stemline Therapeutics Inc. (c)	8	192
STERIS Corp.	52	2,212
Sucampo Pharmaceuticals Inc. - Class A (c)	8	55
Sunesis Pharmaceuticals Inc. (c) (e)	26	138
Supernus Pharmaceuticals Inc. (c) (e)	13	84
SurModics Inc. (c)	12	244
Symmetry Medical Inc. (c)	36	302
Synageva BioPharma Corp. (c)	15	635
Synergy Pharmaceuticals Inc. (c) (e)	71	308
Synta Pharmaceuticals Corp. (c) (e)	34	172
Targacept Inc. (c)	26	111
Team Health Holdings Inc. (c)	61	2,492
TearLab Corp. (c)	22	239
TESARO Inc. (c)	12	387
Tetraphase Pharmaceuticals Inc (c)	10	71
TG Therapeutics Inc. (c)	11	72
TherapeuticsMD Inc. (c)	69	208
Thoratec Corp. (c)	50	1,579
Threshold Pharmaceuticals Inc. (c) (e)	36	190
Tornier BV (c)	23	403
Triple-S Management Corp. - Class B (c)	21	451
Trius Therapeutics Inc. (c) (e)	32	263
Unilife Corp. (c) (e)	89	283
Universal American Corp.	35	314
US Physical Therapy Inc.	10	266
USMD Holdings Inc (c)	1	28
Utah Medical Products Inc.	3	143
Vanda Pharmaceuticals Inc. (c)	21	170
Vanguard Health Systems Inc. (c)	30	624
Vascular Solutions Inc. (c)	15	223
Verastem Inc. (c) (e)	13	177
Vical Inc. (c) (e)	70	218
ViroPharma Inc. (c)	58	1,664
Vivus Inc. (c) (e)	89	1,117
Vocera Communications Inc. (c)	19	273
Volcano Corp. (c)	48	877
WellCare Health Plans Inc. (c)	38	2,131
West Pharmaceutical Services Inc.	31	2,150
Wright Medical Group Inc. (c)	36	944
XenoPort Inc. (c)	39	191
XOMA Corp. (c) (e)	57	206
Zeltiq Aesthetics Inc. (c)	14	87
ZIOPHARM Oncology Inc. (c) (e)	63	133
Zogenix Inc. (c) (e)	53	90
		153,842
INDUSTRIALS - 14.5%
A.T. Cross Co. - Class A (c)	9	158
AAON Inc.	17	555
AAR Corp.	37	812
ABM Industries Inc.	48	1,176
Acacia Research Corp.	45	1,008
ACCO Brands Corp. (c)	102	647
Accuride Corp. (c)	36	183
Aceto Corp.	26	356
Acorn Energy Inc. (e)	14	121
Actuant Corp. - Class A	65	2,142
Acuity Brands Inc.	38	2,861
Advisory Board Co. (c)	31	1,696
Aegion Corp. (c)	35	778
AeroVironment Inc. (c) (e)	15	309
Air Transport Services Group Inc. (c)	46	306
Aircastle Ltd.	61	971
Alamo Group Inc.	6	246
Albany International Corp. - Class A	25	826
Allegiant Travel Co.	13	1,414
Altra Holdings Inc.	25	679
Ameresco Inc. - Class A (c)	16	147

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
American Railcar Industries Inc. (e)	8	268
American Science & Engineering Inc.	8	428
American Superconductor Corp. (c) (e)	33	87
American Woodmark Corp. (c)	9	310
Ampco-Pittsburgh Corp.	9	165
API Technologies Corp. (c)	26	73
Apogee Enterprises Inc.	25	602
Applied Industrial Technologies Inc.	38	1,844
ARC Document Solutions Inc. (c)	31	125
Argan Inc.	12	193
Arkansas Best Corp.	25	564
Astec Industries Inc.	18	632
Astronics Corp. (c)	11	440
Atlas Air Worldwide Holdings Inc. (c)	23	1,006
AZZ Inc.	24	911
Barnes Group Inc.	48	1,434
Barrett Business Services Inc.	6	331
Beacon Roofing Supply Inc. (c)	42	1,606
Belden Inc.	39	1,957
Blount International Inc. (c)	44	522
BlueLinx Holdings Inc. (c)	26	57
Brady Corp. - Class A	41	1,265
Briggs & Stratton Corp.	43	849
Brink’s Co.	43	1,094
Builders FirstSource Inc. (c) (e)	41	244
CAI International Inc. (c)	15	359
Capstone Turbine Corp. (c) (e)	268	313
Casella Waste Systems Inc. - Class A (c)	31	133
CBIZ Inc. (c)	33	223
CDI Corp.	13	177
Ceco Environmental Corp.	9	110
Celadon Group Inc.	18	332
Cenveo Inc. (c) (e)	44	93
Chart Industries Inc. (c)	27	2,513
Chase Corp.	6	128
CIRCOR International Inc.	16	812
CLARCOR Inc.	44	2,307
Coleman Cable Inc.	9	158
Columbus Mckinnon Corp. (c)	17	372
Comfort Systems USA Inc.	32	482
Commercial Vehicle Group Inc. (c)	22	166
Consolidated Graphics Inc. (c)	7	321
Corporate Executive Board Co.	30	1,915
Courier Corp.	10	137
CRA International Inc. (c)	9	158
Cubic Corp.	18	847
Curtiss-Wright Corp.	42	1,573
Deluxe Corp.	46	1,597
DigitalGlobe Inc. (c)	66	2,047
Douglas Dynamics Inc.	21	271
Ducommun Inc. (c)	9	198
DXP Enterprises Inc. (c)	8	563
Dycom Industries Inc. (c)	30	704
Dynamic Materials Corp.	14	224
Echo Global Logistics Inc. (c)	16	308
Edgen Group Inc. - Class A (c)	12	77
EMCOR Group Inc.	60	2,446
Encore Capital Group Inc. (c) (e)	20	676
Encore Wire Corp.	18	625
Energy Recovery Inc. (c)	38	155
EnerNOC Inc. (c)	22	298
EnerSys	43	2,124
Engility Holdings Inc. (c)	15	429
Ennis Inc.	23	401
Enphase Energy Inc. (c) (e)	14	109
EnPro Industries Inc. (c)	18	939
Erickson Air-Crane Inc. (c)	3	62
ESCO Technologies Inc.	24	775
Esterline Technologies Corp. (c)	28	2,000
ExOne Co. (c) (e)	5	306
Exponent Inc.	12	698
Federal Signal Corp. (c)	57	500
Flow International Corp. (c)	49	181
Forward Air Corp.	26	997
Franklin Covey Co. (c)	8	111
Franklin Electric Co. Inc.	42	1,429
FreightCar America Inc.	11	194
FTI Consulting Inc. (c)	36	1,181
FuelCell Energy Inc. (c) (e)	124	158
Furmanite Corp. (c)	33	224
G&K Services Inc. - Class A	17	795
GenCorp Inc. (c) (e)	56	916
Generac Holdings Inc.	46	1,686
General Cable Corp.	44	1,346
Geo Group Inc.	64	2,178
Gibraltar Industries Inc. (c)	26	381
Global Brass & Copper Holdings Inc. (c)	7	94
Global Power Equipment Group Inc.	15	247
Gorman-Rupp Co.	13	427
GP Strategies Corp. (c)	14	330
GrafTech International Ltd. (c)	103	748
Graham Corp.	9	267
Granite Construction Inc.	35	1,043
Great Lakes Dredge & Dock Corp.	55	427
Greenbrier Cos. Inc. (c)	21	512
Griffon Corp.	42	474
H&E Equipment Services Inc.	27	559
Hardinge Inc.	9	138
Hawaiian Holdings Inc. (c) (e)	46	279
Healthcare Services Group Inc.	61	1,491
Heartland Express Inc.	42	586
HEICO Corp.	47	2,365
Heidrick & Struggles International Inc.	14	238
Heritage-Crystal Clean Inc. (c)	7	107
Herman Miller Inc.	53	1,432
HNI Corp. (e)	40	1,459
Houston Wire & Cable Co.	14	193
HUB Group Inc. - Class A (c)	34	1,225
Hurco Cos. Inc.	5	155
Huron Consulting Group Inc. (c)	21	994
Hyster-Yale Materials Handling Inc. - Class A	9	590
ICF International Inc. (c)	18	553
II-VI Inc. (c)	47	766
InnerWorkings Inc. (c) (e)	39	426
Innovative Solutions & Support Inc.	11	71
Insperity Inc.	20	620
Insteel Industries Inc.	16	276
Interface Inc.	53	907
International Shipholding Corp.	4	101
Intersections Inc. (e)	9	82
JetBlue Airways Corp. (c) (e)	207	1,304
John Bean Technologies Corp.	25	533
Kadant Inc.	10	292
Kaman Corp. - Class A	25	857
Kaydon Corp.	29	790
Kelly Services Inc. - Class A	26	452
Keyw Holding Corp. (c) (e)	28	374
Kforce Inc.	24	351
Kimball International Inc. - Class B	29	281
Knight Transportation Inc.	53	888
Knoll Inc.	42	601
Korn/Ferry International (c)	43	808
Kratos Defense & Security Solutions Inc. (c)	35	226
Layne Christensen Co. (c)	18	342
LB Foster Co.	9	369
Lindsay Corp. (e)	12	867

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
LMI Aerospace Inc. (c)	8	156
LSI Industries Inc.	18	146
Lydall Inc. (c)	13	193
Manitex International Inc. (c)	11	118
Marten Transport Ltd.	23	360
MasTec Inc. (c)	53	1,736
Matson Inc.	38	938
McGrath RentCorp	22	763
Meritor Inc. (c)	92	646
Met-Pro Corp.	11	147
Michael Baker Corp.	8	227
Middleby Corp. (c)	17	2,848
Miller Industries Inc.	11	176
Mine Safety Appliances Co.	25	1,147
Mistras Group Inc. (c)	13	234
Mobile Mini Inc. (c)	34	1,131
Moog Inc. - Class A (c)	41	2,106
Mueller Industries Inc.	25	1,256
Mueller Water Products Inc. - Class A	146	1,011
Multi-Color Corp.	11	332
MYR Group Inc. (c)	19	366
NACCO Industries Inc. - Class A	5	275
National Presto Industries Inc. (e)	4	308
National Technical Systems Inc. (c)	6	84
Navigant Consulting Inc. (c)	47	565
NCI Building Systems Inc. (c)	16	252
NL Industries Inc.	7	76
NN Inc.	16	180
Nortek Inc. (c)	8	515
Northwest Pipe Co. (c)	8	223
Odyssey Marine Exploration Inc. (c) (e)	60	179
Omega Flex Inc.	1	15
On Assignment Inc. (c)	41	1,085
Orbital Sciences Corp. (c)	55	959
Orion Marine Group Inc. (c)	24	288
Pacer International Inc. (c)	32	201
Park-Ohio Holdings Corp. (c)	9	284
Patrick Industries Inc. (c)	6	123
Patriot Transportation Holding Inc. (c)	6	192
Pendrell Corp. (c)	144	376
Performant Financial Corp. (c)	20	228
PGT Inc. (c)	29	254
Pike Electric Corp.	23	283
Ply Gem Holdings Inc. (c)	14	279
PMFG Inc. (c)	18	124
Polypore International Inc. (c)	41	1,653
Powell Industries Inc. (c)	8	418
Power Solutions International Inc. (c)	2	57
PowerSecure International Inc. (c)	17	251
Preformed Line Products Co.	2	154
Primoris Services Corp.	31	618
Proto Labs Inc. (c)	15	978
Quad/Graphics Inc. - Class A (e)	22	524
Quality Distribution Inc. (c)	16	139
Quanex Building Products Corp.	32	546
Raven Industries Inc.	32	970
RBC Bearings Inc. (c)	20	1,048
Republic Airways Holdings Inc. (c)	46	521
Resources Connection Inc.	38	438
Revolution Lighting Technologies Inc (c)	26	104
Rexnord Corp. (c)	25	427
Roadrunner Transportation Systems Inc. (c)	16	436
RPX Corp. (c)	29	482
Rush Enterprises Inc. - Class A (c)	30	754
Saia Inc. (c)	23	681
Schawk Inc. - Class A	11	140
Seaboard Corp.	—	710
Simpson Manufacturing Co. Inc.	36	1,048
SkyWest Inc.	45	611
Sparton Corp. (c)	9	155
Spirit Airlines Inc. (c)	53	1,697
Standard Parking Corp. (c)	14	299
Standex International Corp.	11	582
Steelcase Inc. - Class A	75	1,091
Sterling Construction Co. Inc. (c)	16	148
Sun Hydraulics Corp.	19	589
Swift Transporation Co. - Class A (c)	74	1,231
Swisher Hygiene Inc. (c) (e)	91	78
TAL International Group Inc. (e)	30	1,308
Taser International Inc. (c)	50	428
Team Inc. (c)	18	679
Tecumseh Products Co. - Class A (c)	16	178
Teledyne Technologies Inc. (c)	33	2,563
Tennant Co.	17	831
Tetra Tech Inc. (c)	57	1,348
Textainer Group Holdings Ltd. (e)	19	725
Thermon Group Holdings Inc. (c)	24	489
Titan International Inc. (e)	50	841
Titan Machinery Inc. (c) (e)	14	281
TMS International Corp. - Class A	11	158
TRC Cos. Inc. (c)	11	79
Trex Co. Inc. (c)	15	724
TriMas Corp. (c)	35	1,312
TrueBlue Inc. (c)	37	772
Tutor Perini Corp. (c)	33	590
Twin Disc Inc.	7	165
Ultrapetrol Ltd. (c)	19	54
UniFirst Corp.	13	1,202
United Rentals Inc. (c)	—	—
United Stationers Inc.	37	1,238
Universal Forest Products Inc.	18	710
Universal Truckload Services Inc. (c)	5	131
US Airways Group Inc. (c) (e)	145	2,382
US Ecology Inc.	17	463
USG Corp. (c)	67	1,542
UTi Worldwide Inc.	80	1,314
Viad Corp.	18	440
Vicor Corp. (c)	15	104
VSE Corp.	4	144
Wabash National Corp. (c)	60	611
WageWorks Inc. (c)	22	759
Watsco Inc.	23	1,927
Watts Water Technologies Inc. - Class A	26	1,186
Werner Enterprises Inc.	40	958
WESCO Aircraft Holdings Inc. (c)	36	676
West Corp.	19	415
Woodward Governor Co.	61	2,445
Xerium Technologies Inc. (c)	10	98
XPO Logistics Inc. (c) (e)	17	301
YRC Worldwide Inc. (c)	8	238
		183,625
INFORMATION TECHNOLOGY - 17.3%
Accelrys Inc. (c)	51	432
ACI Worldwide Inc. (c)	36	1,670
Active Network Inc. (c)	48	362
Actuate Corp. (c)	47	315
Acxiom Corp. (c)	66	1,494
ADTRAN Inc.	54	1,333
Advanced Energy Industries Inc. (c)	37	636
Advent Software Inc. (c)	30	1,038
Aeroflex Holding Corp. (c)	16	124
Agilysys Inc. (c)	15	171
Alliance Fiber Optic Products Inc	5	101
Alpha & Omega Semiconductor Ltd. (c)	16	123
Ambarella Inc. (c) (e)	16	275

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
American Software Inc. - Class A	20	177
Amkor Technology Inc. (c) (e)	67	283
Anadigics Inc. (c)	73	161
Anaren Inc. (c)	10	239
Angie’s List Inc. (c) (e)	37	995
Anixter International Inc. (c)	24	1,828
Applied Micro Circuits Corp. (c)	57	499
Arris Group Inc. (c)	105	1,502
Aruba Networks Inc. (c)	101	1,549
Aspen Technology Inc. (c)	84	2,406
ATMI Inc. (c)	28	670
Audience Inc. (c)	9	112
AVG Technologies NV (c) (e)	21	411
Aviat Networks Inc. (c)	62	163
Avid Technology Inc. (c)	29	170
Axcelis Technologies Inc. (c)	95	173
Badger Meter Inc.	13	584
Bankrate Inc. (c)	41	592
Bazaarvoice Inc. (c) (e)	42	399
Bel Fuse Inc. - Class B	10	140
Benchmark Electronics Inc. (c)	48	974
Black Box Corp.	14	365
Blackbaud Inc.	41	1,337
Blackhawk Network Holdings Inc. - Class A (c)	10	235
Blucora Inc. (c)	37	685
Bottomline Technologies Inc. (c)	34	865
Brightcove Inc. (c)	25	217
BroadSoft Inc. (c)	25	691
Brooks Automation Inc.	61	593
Cabot Microelectronics Corp. (c)	21	699
CACI International Inc. - Class A (c)	21	1,307
CalAmp Corp. (c)	34	497
Calix Inc. (c)	37	373
Callidus Software Inc. (c)	32	208
Carbonite Inc. (c)	9	113
Cardtronics Inc. (c)	41	1,135
Cass Information Systems Inc.	9	402
Cavium Inc. (c)	45	1,590
Ceva Inc. (c)	21	397
ChannelAdvisor Corp. (c)	5	83
Checkpoint Systems Inc. (c)	36	511
Ciber Inc. (c)	73	243
Ciena Corp. (c)	90	1,743
Cirrus Logic Inc. (c) (e)	56	980
Cognex Corp.	39	1,751
Coherent Inc.	21	1,182
Cohu Inc.	21	261
CommVault Systems Inc. (c)	41	3,133
Computer Task Group Inc.	13	305
comScore Inc. (c)	31	767
Comtech Telecommunications Corp.	16	428
Comverse Inc. (c)	20	591
Constant Contact Inc. (c)	26	426
Convergys Corp.	94	1,631
Cornerstone OnDemand Inc. (c)	36	1,550
CoStar Group Inc. (c)	25	3,257
Cray Inc. (c)	35	689
CSG Systems International Inc.	30	649
CTS Corp.	32	443
Cyan Inc. (c)	7	74
Cypress Semiconductor Corp.	129	1,388
Daktronics Inc.	33	333
Datalink Corp. (c)	17	185
Dealertrack Technologies Inc. (c)	39	1,364
Demand Media Inc. (c) (e)	30	180
Demandware Inc. (c)	14	602
Dice Holdings Inc. (c)	38	352
Digi International Inc. (c)	23	218
Digimarc Corp.	6	133
Digital River Inc. (c)	31	590
Diodes Inc. (c)	33	848
DSP Group Inc. (c)	21	174
DTS Inc. (c)	17	358
E2open Inc. (c) (e)	13	228
Earthlink Inc.	94	581
Ebix Inc. (e)	27	251
eGain Corp. (c)	11	111
Electro Rent Corp.	16	270
Electro Scientific Industries Inc.	21	223
Electronics for Imaging Inc. (c)	41	1,169
Ellie Mae Inc. (c)	22	503
Emulex Corp. (c)	80	522
Entegris Inc. (c)	125	1,170
Entropic Communications Inc. (c)	75	319
Envestnet Inc. (c)	20	493
EPAM Systems Inc. (c)	19	524
EPIQ Systems Inc.	27	359
ePlus Inc.	4	228
Euronet Worldwide Inc. (c)	44	1,413
EVERTEC Inc. (c)	26	570
ExactTarget Inc. (c)	38	1,272
Exar Corp. (c)	33	360
ExlService Holdings Inc. (c)	29	854
Extreme Networks (c)	88	302
Fabrinet (c)	25	352
Fair Isaac Corp.	32	1,457
FARO Technologies Inc. (c)	15	498
FEI Co.	34	2,472
Finisar Corp. (c)	83	1,402
FleetMatics Group Plc (c) (e)	14	480
FormFactor Inc. (c)	50	336
Forrester Research Inc.	12	432
Fusion-io Inc. (c)	67	952
Global Cash Access Holdings Inc. (c)	56	349
Global Eagle Entertainment Inc (c)	19	190
Globecomm Systems Inc. (c)	22	277
Glu Mobile Inc. (c) (e)	66	146
GSI Group Inc. (c)	25	201
GSI Technology Inc. (c)	20	126
GT Advanced Technologies Inc. (c) (e)	105	435
Guidance Software Inc. (c)	12	106
Guidewire Software Inc. (c)	37	1,559
Hackett Group Inc.	20	103
Harmonic Inc. (c)	101	641
Heartland Payment Systems Inc. (e)	33	1,228
Higher One Holdings Inc. (c)	25	292
Hittite Microwave Corp. (c)	28	1,651
Hutchinson Technology Inc. (c)	21	97
iGate Corp. (c)	30	488
Imation Corp. (c)	28	119
Immersion Corp. (c)	23	307
Imperva Inc. (c)	18	804
Infinera Corp. (c) (e)	102	1,094
Infoblox Inc. (c)	44	1,291
Inphi Corp. (c)	20	224
Insight Enterprises Inc. (c)	39	694
Integrated Device Technology Inc. (c)	118	933
Integrated Silicon Solutions Inc. (c)	22	246
Interactive Intelligence Group (c)	14	718
InterDigital Inc.	37	1,653
Intermec Inc. (c)	54	529
Intermolecular Inc. (c)	11	81
Internap Network Services Corp. (c)	45	375
International Rectifier Corp. (c) (e)	63	1,314
Intersil Corp. - Class A	114	891
IntraLinks Holdings Inc. (c)	34	244

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
InvenSense Inc. (c) (e)	50	773
Itron Inc. (c)	35	1,475
Ixia (c)	50	922
IXYS Corp.	21	234
j2 Global Inc. (e)	41	1,733
Jive Software Inc. (c) (e)	35	635
Kemet Corp. (c)	45	184
Keynote Systems Inc.	14	269
Kopin Corp. (c)	59	219
KVH Industries Inc. (c)	14	181
Lattice Semiconductor Corp. (c)	109	553
Limelight Networks Inc. (c)	54	123
Lionbridge Technologies Inc. (c)	47	136
Liquidity Services Inc. (c) (e)	22	748
Littelfuse Inc.	20	1,465
LivePerson Inc. (c)	48	425
LogMeIn Inc. (c)	22	528
Loral Space & Communications Inc.	12	693
LTX-Credence Corp. (c)	46	277
M/A-COM Technology Solutions Holdings Inc. (c)	9	136
Manhattan Associates Inc. (c)	17	1,338
Mantech International Corp. - Class A (e)	20	529
Marchex Inc. - Class B	20	123
Marin Software Inc. (c)	8	83
Market Leader Inc. (c)	24	252
Marketo Inc. (c)	6	152
MAXIMUS Inc.	30	2,255
MaxLinear Inc. - Class A (c)	18	125
Maxwell Technologies Inc. (c)	27	191
Measurement Specialties Inc. (c)	14	650
Mentor Graphics Corp.	84	1,648
Mercury Systems Inc. (c)	26	238
Mesa Laboratories Inc.	2	113
Methode Electronics Inc.	33	569
Micrel Inc.	43	420
Microsemi Corp. (c)	83	1,877
MicroStrategy Inc. - Class A (c)	8	700
Millennial Media Inc. (c) (e)	31	271
Mindspeed Technologies Inc. (c) (e)	38	123
Mitek Systems Inc (c)	20	113
MKS Instruments Inc.	48	1,264
MODEL N Inc. (c)	7	167
ModusLink Global Solutions Inc. (c)	34	108
MoneyGram International Inc. (c)	20	458
Monolithic Power Systems Inc.	33	787
Monotype Imaging Holdings Inc.	34	854
Monster Worldwide Inc. (c)	109	537
MoSys Inc. (c)	39	159
Move Inc. (c)	37	474
MTS Systems Corp.	14	818
Multi-Fineline Electronix Inc. (c)	8	111
Nanometrics Inc. (c)	22	321
Navarre Corp. (c)	35	97
Neonode Inc. (c) (e)	18	107
NeoPhotonics Corp. (c)	16	137
NetGear Inc. (c)	34	1,052
NetScout Systems Inc. (c)	33	769
Newport Corp. (c)	37	512
NIC Inc.	58	953
Numerex Corp. - Class A (c)	13	140
NVE Corp. (c)	4	197
Omnivision Technologies Inc. (c)	50	924
OpenTable Inc. (c) (e)	20	1,288
Oplink Communications Inc. (c)	17	297
OSI Systems Inc. (c)	18	1,163
Park Electrochemical Corp.	19	461
ParkerVision Inc. (c) (e)	79	358
PC Connection Inc.	8	126
PC-Tel Inc.	15	126
PDF Solutions Inc. (c)	22	413
Pegasystems Inc.	16	546
Peregrine Semiconductor Corp. (c) (e)	23	254
Perficient Inc. (c)	30	395
Pericom Semiconductor Corp. (c)	20	142
Photronics Inc. (c)	54	431
Planet Payment Inc (c)	37	103
Plantronics Inc.	38	1,689
Plexus Corp. (c)	30	908
PLX Technology Inc. (c)	45	212
PMC - Sierra Inc. (c)	179	1,139
Power Integrations Inc.	26	1,073
Power-One Inc. (c)	65	412
PRG-Schultz International Inc. (c)	25	135
Procera Networks Inc. (c)	21	283
Progress Software Corp. (c)	49	1,130
Proofpoint Inc. (c)	19	466
PROS Holdings Inc. (c)	20	589
PTC Inc. (c)	107	2,621
QAD Inc. - Class A (e)	6	69
QLIK Technologies Inc. (c)	77	2,181
QLogic Corp. (c)	82	784
Qualys Inc. (c)	13	212
Quantum Corp. (c)	190	260
QuinStreet Inc. (c)	26	228
Radisys Corp. (c)	18	88
Rally Software Development Corp. (c)	6	151
Rambus Inc. (c)	104	893
RealD Inc. (c) (e)	35	492
RealNetworks Inc. (c)	19	145
RealPage Inc. (c) (e)	41	757
Reis Inc. (c)	7	136
Responsys Inc. (c)	35	503
RF Micro Devices Inc. (c)	252	1,349
Richardson Electronics Ltd.	11	133
Rofin-Sinar Technologies Inc. (c)	25	632
Rogers Corp. (c)	15	717
Rosetta Stone Inc. (c)	12	174
Rubicon Technology Inc. (c) (e)	14	113
Ruckus Wireless Inc. (c) (e)	38	491
Rudolph Technologies Inc. (c)	28	310
Sanmina Corp. (c)	73	1,049
Sapiens International Corp. NV	11	63
Sapient Corp. (c)	99	1,287
ScanSource Inc. (c)	26	831
SciQuest Inc. (c)	20	506
SeaChange International Inc. (c)	29	340
Semtech Corp. (c)	59	2,073
ServiceSource International Inc. (c)	54	505
ShoreTel Inc. (c)	45	180
Sigma Designs Inc. (c)	30	152
Silicon Graphics International Corp. (c) (e)	29	382
Silicon Image Inc. (c)	73	430
Silver Spring Networks Inc. (c)	5	130
Sonus Networks Inc. (c)	188	567
Sourcefire Inc. (c)	28	1,557
Spansion Inc. (c)	44	547
Spark Networks Inc. (c)	16	131
SPS Commerce Inc. (c)	13	733
SS&C Technologies Holdings Inc. (c)	52	1,696
Stamps.com Inc. (c)	12	459
STEC Inc. (c)	29	197
SunEdison Inc. (c)	206	1,685
SunPower Corp. (c) (e)	38	777
Super Micro Computer Inc. (c)	28	301
Supertex Inc.	9	210

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
support.com Inc. (c)	43	194
Sykes Enterprises Inc. (c)	37	585
Symmetricom Inc. (c)	40	179
Synaptics Inc. (c)	29	1,116
Synchronoss Technologies Inc. (c)	26	803
SYNNEX Corp. (c)	24	1,014
Syntel Inc.	14	886
Take-Two Interactive Software Inc. (c)	71	1,064
Tangoe Inc. (c)	26	401
TechTarget Inc. (c)	14	61
TeleCommunication Systems Inc. - Class A (c)	42	97
TeleNav Inc. (c)	17	87
TeleTech Holdings Inc. (c)	18	417
Tellabs Inc.	319	632
Tessco Technologies Inc.	4	114
Tessera Technologies Inc.	49	1,011
TiVo Inc. (c)	116	1,279
Travelzoo Inc. (c)	6	157
TriQuint Semiconductor Inc. (c)	145	1,008
Trulia Inc. (c) (e)	21	658
TTM Technologies Inc. (c)	45	379
Tyler Technologies Inc. (c)	28	1,918
Ubiquiti Networks Inc.	9	163
Ultimate Software Group Inc. (c)	25	2,886
Ultra Clean Holdings Inc. (c)	22	130
Ultratech Inc. (c)	25	907
Uni-Pixel Inc. (c)	9	130
Unisys Corp. (c)	40	881
United Online Inc.	87	657
Universal Display Corp. (c) (e)	36	1,014
Unwired Planet Inc. (c)	90	176
ValueClick Inc. (c)	67	1,646
VASCO Data Security International Inc. (c)	25	211
Veeco Instruments Inc. (c) (e)	35	1,228
Verint Systems Inc. (c)	47	1,656
ViaSat Inc. (c)	35	2,511
Viasystems Group Inc. (c)	2	28
VirnetX Holding Corp. (c) (e)	38	760
Virtusa Corp. (c)	17	387
Vishay Precision Group Inc. (c)	10	152
VistaPrint NV (c) (e)	29	1,437
Vocus Inc. (c)	19	202
Volterra Semiconductor Corp. (c)	22	311
Vringo Inc. (c)	59	187
Web.com Group Inc. (c)	37	952
WebMD Health Corp. - Class A (c)	32	933
Westell Technologies Inc. - Class A (c)	34	81
WEX Inc. (c)	35	2,663
XO Group Inc. (c)	24	264
Xoom Corp. (c)	6	136
Yelp Inc. - Class A (c) (e)	26	913
Zillow Inc. - Class A (c) (e)	18	1,033
Zixit Corp. (c)	55	234
Zygo Corp. (c)	16	250
		218,711
MATERIALS - 4.9%
A. Schulman Inc.	27	722
ADA-ES Inc. (c)	9	385
AEP Industries Inc. (c)	4	286
AK Steel Holding Corp. (c) (e)	118	358
Allied Nevada Gold Corp. (c)	91	592
AM Castle & Co. (c)	16	254
AMCOL International Corp.	24	754
American Pacific Corp. (c)	5	147
American Vanguard Corp.	25	595
Arabian American Development Co. (c)	22	190
Axiall Corp.	62	2,648
Balchem Corp.	27	1,191
Berry Plastics Group Inc. (c)	49	1,081
Boise Cascade Co. (c)	13	336
Boise Inc.	90	767
Buckeye Technologies Inc.	37	1,357
Calgon Carbon Corp. (c)	49	809
Century Aluminum Co. (c)	46	430
Chemtura Corp. (c)	89	1,807
Clearwater Paper Corp. (c)	20	931
Coeur d’Alene Mines Corp. (c)	90	1,201
Commercial Metals Co.	103	1,518
Deltic Timber Corp.	10	567
Ferro Corp. (c)	65	452
Flotek Industries Inc. (c)	42	762
FutureFuel Corp.	19	273
General Moly Inc. (c)	54	101
Globe Specialty Metals Inc.	56	609
Gold Resource Corp. (e)	29	256
Graphic Packaging Holding Co. (c)	186	1,440
GSE Holding Inc. (c)	6	36
Handy & Harman Ltd. (c)	4	67
Hawkins Inc.	8	334
Haynes International Inc.	11	520
HB Fuller Co.	45	1,704
Headwaters Inc. (c)	69	608
Hecla Mining Co. (e)	309	921
Horsehead Holding Corp. (c)	42	540
Innophos Holdings Inc.	20	961
Innospec Inc.	21	836
Intrepid Potash Inc.	48	917
Kaiser Aluminum Corp.	17	1,042
KapStone Paper and Packaging Corp.	37	1,480
KMG Chemicals Inc.	8	175
Koppers Holdings Inc.	18	698
Kraton Performance Polymers Inc. (c)	29	616
Landec Corp. (c)	25	324
Louisiana-Pacific Corp. (c)	123	1,815
LSB Industries Inc. (c)	16	495
Materion Corp.	19	511
Midway Gold Corp. (c) (e)	120	113
Minerals Technologies Inc.	31	1,282
Molycorp Inc. (c)	109	676
Myers Industries Inc.	25	379
Neenah Paper Inc.	15	469
Noranda Aluminium Holding Corp.	27	87
Olin Corp.	72	1,732
Olympic Steel Inc.	7	172
OM Group Inc. (c)	28	881
Omnova Solutions Inc. (c)	43	347
P.H. Glatfelter Co.	38	959
Paramount Gold and Silver Corp. (c) (e)	110	130
Penford Corp. (c)	8	113
PolyOne Corp.	88	2,189
Quaker Chemical Corp.	12	736
Resolute Forest Products (c) (e)	62	822
RTI International Metals Inc. (c)	27	756
Schnitzer Steel Industries Inc. - Class A	24	561
Schweitzer-Mauduit International Inc.	28	1,388
Sensient Technologies Corp.	45	1,826
Stepan Co.	17	931
Stillwater Mining Co. (c) (e)	108	1,155
SunCoke Energy Inc. (c)	64	892
Taminco Corp. (c)	14	283
Texas Industries Inc. (c) (e)	19	1,264
Tredegar Corp.	21	552
UFP Technologies Inc. (c)	4	86
United States Lime & Minerals Inc. (c)	2	80
Universal Stainless & Alloy Products Inc. (c)	6	177

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
US Concrete Inc (c)	12	194
US Silica Holdings Inc. (e)	19	394
Walter Industries Inc.	55	572
Wausau Paper Corp.	44	500
Worthington Industries Inc.	46	1,470
Zep Inc.	20	313
Zoltek Cos. Inc. (c) (e)	27	350
		62,250
TELECOMMUNICATION SERVICES - 0.8%
8x8 Inc. (c)	64	531
Atlantic Tele-Network Inc.	8	418
Boingo Wireless Inc. (c)	13	79
Cbeyond Inc. (c)	25	194
Cincinnati Bell Inc. (c)	185	565
Cogent Communications Group Inc.	43	1,199
Consolidated Communications Holdings Inc.	35	616
Fairpoint Communications Inc. (c) (e)	19	162
General Communication Inc. - Class A (c)	32	248
Hawaiian Telcom Holdco Inc. (c)	10	263
HickoryTech Corp.	12	131
IDT Corp. - Class B	13	244
inContact Inc. (c)	47	389
Iridium Communications Inc. (c) (e)	57	442
Leap Wireless International Inc. (c) (e)	47	314
Lumos Networks Corp.	13	221
magicJack VocalTec Ltd. (c) (e)	16	233
Neutral Tandem Inc.	24	141
NII Holdings Inc. - Class B (c)	151	1,009
NTELOS Holdings Corp.	12	201
ORBCOMM Inc. (c)	34	151
Premiere Global Services Inc. (c)	44	530
Primus Telecommunications Group Inc.	10	117
Shenandoah Telecommunications Co.	20	340
Towerstream Corp. (c) (e)	59	150
USA Mobility Inc.	18	249
Vonage Holdings Corp. (c)	147	416
		9,553
UTILITIES - 3.2%
Allete Inc.	35	1,768
American States Water Co.	17	908
Artesian Resources Corp. - Class A	6	141
Atlantic Power Corp. (e)	108	426
Avista Corp.	53	1,436
Black Hills Corp.	40	1,943
California Water Service Group	42	811
Chesapeake Utilities Corp.	8	434
Cleco Corp.	54	2,527
Connecticut Water Services Inc.	10	296
Consolidated Water Co. Ltd.	15	172
Delta Natural Gas Co. Inc.	5	116
Dynegy Inc. (c)	88	1,983
El Paso Electric Co.	36	1,264
Empire District Electric Co.	38	844
Genie Energy Ltd. - Class B	13	123
IDACORP Inc.	45	2,133
Laclede Group Inc.	29	1,324
MGE Energy Inc.	21	1,150
Middlesex Water Co.	13	268
New Jersey Resources Corp.	38	1,561
Northwest Natural Gas Co.	24	1,034
NorthWestern Corp.	33	1,317
Ormat Technologies Inc. (e)	15	362
Otter Tail Corp.	32	917
Piedmont Natural Gas Co. Inc.	67	2,273
PNM Resources Inc.	72	1,599
Portland General Electric Co.	67	2,059
Pure Cycle Corp. (c)	15	85
SJW Corp.	13	346
South Jersey Industries Inc.	29	1,651
Southwest Gas Corp.	41	1,922
UIL Holdings Corp.	46	1,751
Unitil Corp.	13	368
UNS Energy Corp.	36	1,628
WGL Holdings Inc.	46	1,984
York Water Co.	13	244
		41,168
Total Common Stocks (cost $1,020,693)		1,258,635

WARRANTS - 0.0%
Magnum Hunter (c) (e)	7	1
Total Warrants (cost $0)		1

INVESTMENT COMPANIES - 0.0%
Firsthand Technology Value Fund Inc. (c) (e)	6	121
Total Investment Companies (cost $116)		121

OTHER EQUITY INTERESTS - 0.0%
Gerber Scientific Inc. (f) (u)	19	—
Total Other Equity Interests (cost $0)		—

SHORT TERM INVESTMENTS - 11.6%

Investment Company - 1.5%
JNL Money Market Fund, 0.01% (a) (h)	19,583	19,583

Securities Lending Collateral - 10.0%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	127,216	127,216

Treasury Securities - 0.1%
U.S. Treasury Bill, 0.05%, 09/12/13 (o)	$1,195	1,195
Total Short Term Investments (cost $147,994)		147,994

Total Investments - 111.0% (cost $1,168,803)		1,406,751
Other Assets and Liabilities, Net - (11.0%)		(139,966)
Total Net Assets - 100.0%		$1,266,785

JNL/Mellon Capital International Index Fund

Portfolio Composition:	Percentage of Total Investments
Financials	23.4%
Industrials	11.8
Consumer Discretionary	11.0
Consumer Staples	11.0
Health Care	9.8
Materials	7.7
Energy	6.5
Telecommunication Services	4.9
Information Technology	4.2
Utilities	3.6
Short Term Investments	6.1
Total Investments	100.0%

	Shares/Par (p)	Value
COMMON STOCKS - 95.7%

CONSUMER DISCRETIONARY - 10.8%
ABC-Mart Inc.	4	$160
Accor SA	24	859
Adidas AG	34	3,695
Aisin Seiki Co. Ltd.	32	1,203

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Asics Corp.	22	347
Axel Springer AG (e)	6	248
Bayerische Motoren Werke AG	53	4,644
Benesse Corp.	10	368
Bridgestone Corp.	106	3,618
British Sky Broadcasting Group Plc	173	2,080
Burberry Group Plc	70	1,442
Carnival Plc	29	1,007
Casio Computer Co. Ltd. (e)	33	290
Christian Dior SA	9	1,398
Compagnie Financiere Richemont SA	85	7,487
Compagnie Generale des Etablissements Michelin	29	2,629
Compass Group Plc	295	3,775
Continental AG	18	2,376
Crown Ltd.	67	742
Daihatsu Motor Co. Ltd.	29	549
Daimler AG	154	9,307
Dena Co. Ltd. (e)	17	339
Denso Corp.	79	3,733
Dentsu Inc.	29	1,010
Don Quijote Co. Ltd.	8	388
Echo Entertainment Group Ltd.	125	349
Electrolux AB - Class B	40	1,000
Eutelsat Communications Group SA	22	633
Fast Retailing Co. Ltd.	9	2,936
Fiat SpA (c)	141	985
Flight Centre Ltd. (e)	8	293
Fuji Heavy Industries Ltd.	95	2,346
Galaxy Entertainment Group Ltd. (c) (e)	343	1,666
Genting International Plc	1,000	1,037
GKN Plc	268	1,226
Groupe Fnac (c) (e)	12	32
Hakuhodo DY Holdings Inc.	4	249
Harvey Norman Holdings Ltd. (e)	87	201
Hennes & Mauritz AB - Class B	152	5,017
Honda Motor Co. Ltd.	265	9,830
Hugo Boss AG	5	545
Husqvarna AB - Class B	61	324
Inditex SA	35	4,327
InterContinental Hotels Group Plc	43	1,192
Isetan Mitsukoshi Holdings Ltd.	58	772
Isuzu Motors Ltd.	195	1,333
ITV Plc	586	1,250
J. Front Retailing Co. Ltd.	73	584
Jardine Cycle & Carriage Ltd.	18	597
JC Decaux SA	10	261
Kabel Deutschland Holding AG	14	1,556
Kingfisher Plc	375	1,954
Koito Manufacturing Co. Ltd.	15	286
Lagardere SCA (e)	20	548
Li & Fung Ltd. (e)	926	1,262
Luxottica Group SpA	27	1,381
LVMH Moet Hennessy Louis Vuitton SA	41	6,618
Marks & Spencer Group Plc	254	1,665
Marui Group Co. Ltd.	33	324
Mazda Motor Corp. (c)	451	1,783
McDonald’s Holdings Co. Japan Ltd. (e)	10	280
MGM China Holdings Ltd.	145	385
Mitsubishi Motors Corp. (c)	688	942
Namco Bandai Holdings Inc.	27	434
Next Plc	26	1,816
NGK Spark Plug Co. Ltd.	27	540
NHK Spring Co. Ltd.	31	358
Nikon Corp.	54	1,259
Nissan Motor Co. Ltd.	400	4,011
Nitori Co. Ltd.	6	496
NOK Corp.	16	247
Nokian Renkaat Oyj (e)	18	729
OPAP SA	41	340
Oriental Land Co. Ltd.	8	1,269
Panasonic Corp.	362	2,914
Pearson Plc	134	2,385
Persimmon Plc	44	789
Pirelli & C. SpA	35	400
PPR SA	12	2,520
Publicis Groupe SA	29	2,092
Rakuten Inc.	115	1,363
Reed Elsevier NV	109	1,814
Reed Elsevier Plc	192	2,187
Renault SA	30	2,050
Rinnai Corp.	5	341
Sands China Ltd.	383	1,788
Sankyo Co. Ltd.	9	425
Sanrio Co. Ltd.	7	320
Sega Sammy Holdings Inc.	33	818
Sekisui Chemical Co. Ltd.	70	743
Sekisui House Ltd.	89	1,286
SES SA - FDR	48	1,380
Shangri-La Asia Ltd.	256	440
Sharp Corp. (c)	174	701
Shimamura Co. Ltd.	4	486
Shimano Inc.	12	997
Singapore Press Holdings Ltd. (e)	267	878
SJM Holdings Ltd.	328	796
SKYCITY Entertainment Group Ltd.	85	286
Sodexo SA	15	1,247
Sony Corp. (e)	165	3,477
Stanley Electric Co. Ltd.	26	501
Sumitomo Rubber Industries Inc.	31	500
Suzuki Motor Corp.	58	1,335
Swatch Group AG	5	2,758
Swatch Group AG	7	616
Tabcorp Holdings Ltd.	111	308
Takashimaya Co. Ltd.	40	405
Tatts Group Ltd.	225	649
Toho Co. Ltd.	17	354
Toyoda Gosei Co. Ltd.	9	223
Toyota Boshoku Corp.	10	148
Toyota Industries Corp.	26	1,066
Toyota Motor Corp.	445	26,828
TUI Travel Plc	80	432
USS Co. Ltd.	3	407
Volkswagen AG	5	943
Whitbread Plc	28	1,325
William Hill Plc	125	840
Wolters Kluwer NV	50	1,053
WPP Plc	204	3,481
Wynn Macau Ltd. (e)	234	631
Yamada Denki Co. Ltd. (e)	14	576
Yamaha Corp.	24	274
Yamaha Motor Co. Ltd. (e)	42	548
Yokohama Rubber Co Ltd.	30	301
Yue Yuen Industrial Holdings Ltd.	124	321
		204,908
CONSUMER STAPLES - 11.1%
AEON Co. Ltd.	99	1,296
Ajinomoto Co. Inc.	102	1,496
Anheuser-Busch InBev NV	130	11,731
Aryzta AG	14	796
Asahi Breweries Ltd.	61	1,516
Associated British Foods Plc	57	1,492
Barry Callebaut AG	—	244
Beiersdorf AG	16	1,394
British American Tobacco Plc	311	15,960

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Calbee Inc.	2	228
Carlsberg A/S - Class B	17	1,514
Carrefour SA	97	2,675
Casino Guichard Perrachon SA	9	822
Coca-Cola Amatil Ltd.	91	1,049
Coca-Cola HBC AG	33	762
Coca-Cola West Co. Ltd.	10	168
Colruyt SA	11	602
Danone SA	92	6,931
DE Master Blenders 1753 NV (c)	81	1,295
Delhaize Group	17	1,037
Diageo Plc	406	11,655
Distribuidora Internacional de Alimentacion SA	102	768
FamilyMart Co. Ltd.	9	380
Golden Agri-Resources Ltd.	1,187	523
Heineken Holding NV	16	898
Heineken NV	38	2,401
Henkel AG & Co. KGaA	21	1,612
Imperial Tobacco Group Plc	159	5,522
J Sainsbury Plc	202	1,092
Japan Tobacco Inc.	179	6,315
Jeronimo Martins SGPS SA	37	771
Kao Corp.	86	2,931
Kerry Group Plc	24	1,307
Kesko Oyj	9	260
Kikkoman Corp.	26	433
Kirin Holdings Co. Ltd.	143	2,240
Koninklijke Ahold NV	165	2,455
L’Oreal SA	39	6,408
Lawson Inc.	9	694
Lindt & Spruengli AG	—	696
MEIJI Holdings Co. Ltd.	9	437
Metcash Ltd.	144	462
Metro AG	22	685
Nestle SA	520	34,120
Nippon Meat Packers Inc.	29	444
Nisshin Seifun Group Inc.	34	412
Nissin Foods Holdings Co. Ltd.	9	348
Olam International Ltd. (e)	235	303
Pernod-Ricard SA	34	3,789
Reckitt Benckiser Group Plc	104	7,384
Remy Cointreau SA (e)	4	423
SABMiller Plc	156	7,457
Seven & I Holdings Co. Ltd.	121	4,445
Shiseido Co. Ltd.	60	899
Suedzucker AG	14	426
Swedish Match AB	33	1,159
Tate & Lyle Plc	77	966
Tesco Plc	1,307	6,581
Toyo Suisan Kaisha Ltd.	16	532
Treasury Wine Estates Ltd.	113	600
Unicharm Corp. (e)	19	1,058
Unilever NV - CVA	264	10,406
Unilever Plc	208	8,437
Wesfarmers Ltd.	164	5,920
Wilmar International Ltd.	305	754
WM Morrison Supermarkets Plc	370	1,471
Woolworths Ltd.	200	5,999
Yakult Honsha Co. Ltd.	15	605
Yamazaki Baking Co. Ltd.	15	176
		209,067
ENERGY - 6.7%
Aker Solutions ASA	25	339
AMEC Plc	48	740
BG Group Plc	552	9,387
BP Plc	3,089	21,438
Caltex Australia Ltd.	20	325
Cie Generale de Geophysique - Veritas (c)	26	587
Cosmo Oil Co. Ltd. (c)	85	156
ENI SpA	413	8,477
Fugro NV - CVA	10	566
Galp Energia SGPS SA	45	668
Idemitsu Kosan Co. Ltd.	4	315
INPEX Corp.	—	1,442
Japan Petroleum Exploration Co.	6	223
JX Holdings Inc.	355	1,712
Lundin Petroleum AB (c)	37	741
Neste Oil Oyj	19	284
OMV AG	24	1,095
Origin Energy Ltd.	180	2,058
Petrofac Ltd.	43	777
Repsol SA	136	2,879
Royal Dutch Shell Plc - Class A	608	19,432
Royal Dutch Shell Plc - Class B	422	13,961
Saipem SpA	42	678
Santos Ltd.	158	1,803
SeaDrill Ltd.	58	2,331
Showa Shell Sekiyu KK (e)	29	240
StatoilHydro ASA	179	3,707
Subsea 7 SA (e)	46	811
Technip SA	17	1,706
Tenaris SA	75	1,496
TonenGeneral Sekiyu KK (e)	43	416
Total SA (e)	345	16,860
Transocean Ltd.	58	2,783
Tullow Oil Plc	149	2,267
Whitehaven Coal Ltd. (e)	70	147
Woodside Petroleum Ltd.	106	3,377
WorleyParsons Ltd.	34	603
		126,827
FINANCIALS - 24.1%
3i Group Plc	161	827
Aberdeen Asset Management Plc	140	813
Acom Co. Ltd. (c)	6	189
Admiral Group Plc	35	701
Aegon NV	293	1,965
AEON Credit Service Co. Ltd. (e)	10	295
AEON Mall Co. Ltd.	11	263
Ageas	38	1,325
AIA Group Ltd.	1,956	8,243
Allianz SE	74	10,802
AMP Ltd.	480	1,858
Anglo Irish Bank Corp. Plc (f)	34	—
Aozora Bank Ltd.	168	523
Ascendas Real Estate Investment Trust	309	542
Assicurazioni Generali SpA	191	3,338
ASX Ltd.	29	868
Australia & New Zealand Banking Group Ltd.	441	11,446
Aviva Plc	484	2,494
AXA SA	284	5,600
Baloise Holding AG	8	762
Banca Monte dei Paschi di Siena SpA (c) (e)	833	211
Banco Bilbao Vizcaya Argentaria SA	889	7,470
Banco de Sabadell SA (e)	451	748
Banco Espirito Santo SA (c) (e)	295	236
Banco Popular Espanol SA (c)	177	543
Banco Santander SA	1,726	11,047
Bank Hapoalim BM (c)	178	804
Bank Leumi Le-Israel BM (c)	205	678
Bank of East Asia Ltd.	217	775
Bank of Kyoto Ltd.	48	400
Bank of Yokohama Ltd.	200	1,032
Bankia SA (c)	583	451
Banque Cantonale Vaudoise	—	228

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Barclays Plc	1,962	8,354
Bendigo and Adelaide Bank Ltd. (e)	66	603
BGP Holdings Plc (f)	479	—
BNP Paribas	160	8,775
BOC Hong Kong Holdings Ltd.	584	1,788
British Land Co. Plc	155	1,339
CaixaBank SA	177	543
CapitaCommercial Trust (e)	295	340
Capital Shopping Centres Group	114	544
CapitaLand Ltd.	419	1,012
CapitaMall Trust	381	598
CapitaMalls Asia Ltd. (e)	191	274
CFS Retail Property Trust (e)	324	591
Cheung Kong Holdings Ltd.	227	3,061
China Bank Ltd.	124	846
Chugoku Bank Ltd.	26	364
Chuo Mitsui Trust Holdings Inc.	511	2,384
City Developments Ltd. (e)	66	555
CNP Assurances SA	28	396
Commerzbank AG (c)	152	1,325
Commonwealth Bank of Australia	261	16,416
Corio NV	11	433
Credit Agricole SA (c)	159	1,365
Credit Saison Co. Ltd.	24	598
Credit Suisse Group AG	238	6,302
Dai-Ichi Life Insurance Co. Ltd.	1	1,931
Daito Trust Construction Co. Ltd.	12	1,121
Daiwa House Industry Co. Ltd.	81	1,509
Daiwa Securities Group Inc.	266	2,228
Danske Bank A/S (c)	108	1,841
DBS Group Holdings Ltd.	277	3,364
Delta Lloyd NV	32	638
Deutsche Bank AG	165	6,917
Deutsche Boerse AG	31	2,006
Dexus Property Group	772	753
Direct Line Insurance Group Plc	120	424
DNB ASA	160	2,327
Erste Group Bank AG	34	919
Eurazeo	5	279
Exor SpA	9	277
Federation Centres Ltd.	214	465
First Pacific Co. Ltd.	364	389
Fonciere Des Regions	4	297
Fukuoka Financial Group Inc.	129	549
Gecina SA	4	424
Gjensidige Forsikring ASA	30	446
Global Logistic Properties Ltd.	485	1,050
Goodman Group	278	1,238
GPT Group	280	984
Groupe Bruxelles Lambert SA	13	1,000
Groupe Bruxelles Lambert SA VVPR Strip (c) (f)	—	—
Gunma Bank Ltd.	67	370
Hachijuni Bank Ltd.	71	416
Hammerson Plc	118	874
Hang Lung Properties Ltd.	355	1,230
Hang Seng Bank Ltd.	121	1,779
Hannover Rueckversicherung AG	10	721
Hargreaves Lansdown Plc	35	476
Henderson Land Development Co. Ltd.	174	1,032
Hiroshima Bank Ltd.	74	315
Hokuhoku Financial Group Inc.	172	351
Hong Kong Exchanges & Clearing Ltd.	176	2,645
Hopewell Holdings Ltd.	87	287
HSBC Holdings Plc	2,981	30,859
Hulic Co. Ltd. (e)	44	474
Hysan Development Co. Ltd.	110	475
Icade SA	3	284
ICAP Plc	83	458
IMMOFINANZ AG	140	524
Industrivarden AB - Class C (e)	17	291
ING Groep NV - CVA (c)	615	5,624
Insurance Australia Group Ltd.	329	1,633
Intesa Sanpaolo SpA	1,852	2,964
Investec Plc	89	563
Investor AB - Class B	72	1,933
Iyo Bank Ltd.	38	363
Japan Exchange Group Inc.	9	869
Japan Prime Realty Investment Corp. (e)	—	349
Japan Real Estate Investment Corp.	—	1,084
Japan Retail Fund Investment Corp.	—	717
Joyo Bank Ltd.	108	590
Julius Baer Group Ltd.	35	1,381
KBC Groep NV	37	1,377
Keppel Land Ltd.	132	347
Kerry Properties Ltd.	109	423
Kinnevik Investment AB - Class B	33	857
Klepierre	15	593
Land Securities Group Plc	123	1,656
Legal & General Group Plc	969	2,526
Lend Lease Corp. Ltd.	88	674
Link REIT	376	1,843
Lloyds Banking Group Plc (c)	7,312	7,022
London Stock Exchange Group Plc	30	603
Macquarie Group Ltd.	49	1,881
Mapfre SA (e)	113	367
Mediobanca SpA	78	406
Mirvac Group	544	797
Mitsubishi Estate Co. Ltd.	204	5,429
Mitsubishi UFJ Financial Group Inc.	2,067	12,763
Mitsubishi UFJ Lease & Finance Co. Ltd.	104	495
Mitsui Fudosan Co. Ltd.	136	3,998
Mizrahi Tefahot Bank Ltd. (c)	19	192
Mizuho Financial Group Inc.	3,712	7,710
MS&AD Insurance Group Holdings	80	2,032
Muenchener Rueckversicherungs AG	29	5,294
National Australia Bank Ltd.	377	10,189
Natixis	140	587
New World Development Ltd.	583	801
Nippon Building Fund Inc. (e)	—	1,309
Nippon Prologis REIT Inc. (e)	—	347
Nishi-Nippon City Bank Ltd.	126	329
NKSJ Holdings Inc.	54	1,277
Nomura Holdings Inc.	592	4,357
Nomura Real Estate Holdings Inc.	21	472
Nomura Real Estate Office Fund Inc. (e)	—	180
Nordea Bank AB	423	4,725
NTT Urban Development Corp.	—	233
Old Mutual Plc	802	2,203
ORIX Corp.	172	2,344
Oversea-Chinese Banking Corp. Ltd.	422	3,314
Pargesa Holding SA	4	265
Partners Group Holding AG	3	787
Pohjola Bank Plc	21	310
Prudential plc (a)	416	6,786
QBE Insurance Group Ltd.	196	2,715
Raiffeisen International Bank Holding AG (e)	7	209
Ratos AB - Class B	28	219
Resolution Ltd.	222	960
Resona Holdings Inc.	299	1,457
Royal Bank of Scotland Group Plc (c)	352	1,459
RSA Insurance Group Plc	569	1,032
Sampo Oyj - Class A	69	2,673
SBI Holdings Inc.	34	378
Schroders Plc	16	546
SCOR SE	27	815

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Segro Plc	131	556
Seven Bank Ltd.	97	350
Shinsei Bank Ltd.	230	522
Shizuoka Bank Ltd.	89	960
Singapore Exchange Ltd.	138	763
Sino Land Co.	499	698
Skandinaviska Enskilda Banken AB - Class A	244	2,325
Societe Generale	113	3,886
Sony Financial Holdings Inc.	26	414
Standard Chartered Plc	391	8,498
Standard Life Plc	373	1,962
Stockland	357	1,136
Sumitomo Mitsui Financial Group Inc.	205	9,402
Sumitomo Realty & Development Co. Ltd.	59	2,331
Sun Hung Kai Properties Ltd.	253	3,249
Suncorp Group Ltd.	211	2,290
Suruga Bank Ltd.	27	490
Svenska Handelsbanken AB - Class A	80	3,201
Swedbank AB - Class A	144	3,306
Swire Pacific Ltd.	108	1,295
Swire Properties Ltd.	199	586
Swiss Life Holding AG	5	836
Swiss Prime Site AG	9	660
Swiss Re AG	57	4,214
T&D Holdings Inc.	95	1,271
The Governor & Co. of the Bank of Ireland (c)	3,061	624
Tokio Marine Holdings Inc.	114	3,598
Tokyo Tatemono Co. Ltd.	60	499
Tokyu Land Corp.	76	696
TrygVesta A/S	4	308
UBS AG	591	10,036
Unibail-Rodamco SE	15	3,452
UniCredit SpA	695	3,249
Unione di Banche Italiane SCPA	142	515
United Overseas Bank Ltd.	205	3,201
United Urban Investment Corp.	—	450
UOL Group Ltd.	70	368
Vienna Insurance Group AG Wiener Versicherung Gruppe	5	247
Wendel SA	5	513
Westfield Group	349	3,650
Westfield Retail Trust	460	1,300
Westpac Banking Corp.	499	13,114
Wharf Holdings Ltd.	248	2,074
Wheelock & Co. Ltd.	154	768
Yamaguchi Financial Group Inc.	31	305
Zurich Financial Services AG	24	6,214
		454,535
HEALTH CARE - 10.1%
Actelion Ltd.	17	1,003
Alfresa Holdings Corp.	6	332
Astellas Pharma Inc.	72	3,887
AstraZeneca Plc	202	9,555
Bayer AG	134	14,278
Celesio AG	13	272
Chugai Pharmaceutical Co. Ltd.	37	776
Cie Generale d’Optique Essilor International SA	33	3,478
Cochlear Ltd.	9	526
Coloplast A/S	18	1,020
CSL Ltd.	82	4,600
Daiichi Sankyo Co. Ltd.	106	1,774
Dainippon Sumitomo Pharma Co. Ltd.	28	366
Eisai Co. Ltd.	40	1,622
Elan Corp. Plc (c)	84	1,172
Elekta AB - Class B (e)	61	925
Fresenius Medical Care AG & Co. KGaA	35	2,460
Fresenius SE	20	2,514
Getinge AB - Class B	33	1,001
GlaxoSmithKline Plc	791	19,775
Grifols SA	25	919
Hisamitsu Pharmaceutical Co. Inc.	10	518
Kyowa Hakko Kirin Co. Ltd. (e)	40	449
Lonza Group AG	9	668
M3 Inc.	—	211
Medipal Holdings Corp.	21	290
Merck KGaA	10	1,558
Miraca Holdings Inc.	8	386
Mitsubishi Tanabe Pharma Corp.	34	439
Novartis AG	371	26,271
Novo-Nordisk A/S	66	10,274
Olympus Corp. (c)	32	975
Ono Pharmaceutical Co. Ltd.	14	946
Orion Oyj - Class B	17	399
Otsuka Holdings Co. Ltd.	60	1,968
Qiagen NV (c) (e)	40	781
Ramsay Health Care Ltd.	22	706
Roche Holding AG	113	28,116
Sanofi SA	193	19,955
Santen Pharmaceutical Co. Ltd.	11	485
Shionogi & Co. Ltd.	48	1,009
Shire Plc	92	2,909
Smith & Nephew Plc	142	1,589
Sonic Health Care Ltd.	63	859
Sonova Holding AG	8	837
Suzuken Co. Ltd.	13	429
Sysmex Corp.	12	797
Taisho Pharmaceutical Holdings Co. Ltd.	6	419
Takeda Pharmaceutical Co. Ltd.	128	5,790
Terumo Corp.	25	1,243
Teva Pharmaceutical Industries Ltd.	138	5,402
Tsumura & Co.	9	271
UCB SA	18	972
William Demant Holding A/S (c)	4	317
		190,493
INDUSTRIALS - 12.1%
A P Moller - Maersk A/S - Class A	—	619
A P Moller - Maersk A/S - Class B	—	1,495
ABB Ltd.	357	7,740
Abertis Infraestructuras SA - Class A	60	1,051
ACS Actividades de Construccion y Servicios SA	24	644
Adecco SA	22	1,235
Aeroports de Paris	5	437
Aggreko Plc	42	1,060
Alfa Laval AB	55	1,121
All Nippon Airways Co. Ltd.	166	345
ALS Ltd. (e)	57	492
Alstom SA (e)	36	1,173
Amada Co. Ltd.	65	428
Andritz AG	12	605
Asahi Glass Co. Ltd. (e)	166	1,076
Asciano Group	161	738
Assa Abloy AB - Class B	55	2,147
Atlantia SpA (e)	55	890
Atlas Copco AB - Class A	110	2,648
Atlas Copco AB - Class B	62	1,324
Auckland International Airport Ltd. (e)	136	312
Aurizon Holdings Ltd.	298	1,131
Babcock International Group Plc	59	998
BAE Systems Plc	532	3,096
Bouygues SA	30	770
Brambles Ltd.	256	2,178
Brenntag AG	8	1,252

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Bunzl Plc	55	1,065
Bureau Veritas SA	36	939
Capita Group Plc	104	1,524
Cathay Pacific Airways Ltd.	174	303
Central Japan Railway Co.	24	2,876
Chiyoda Corp.	23	271
Cie de Saint-Gobain	64	2,608
Cobham Plc	186	743
ComfortDelGro Corp. Ltd.	333	479
Dai Nippon Printing Co. Ltd.	92	839
Daikin Industries Ltd.	38	1,548
Delek Group Ltd.	1	234
Deutsche Lufthansa AG (c)	39	790
Deutsche Post AG	146	3,628
DSV A/S	29	697
East Japan Railway Co.	55	4,256
easyJet Plc	23	454
Edenred	32	987
European Aeronautic Defence & Space Co. NV	92	4,914
Experian Plc	165	2,874
Fanuc Ltd.	31	4,458
Ferrovial SA	66	1,060
Fiat Industrial SpA (e)	136	1,509
Finmeccanica SpA (c)	59	297
Fraport AG Frankfurt Airport Services Worldwide	5	326
Fuji Electric Holdings Co. Ltd.	86	302
Furukawa Electric Co. Ltd.	92	213
G4S Plc	232	819
GEA Group AG	28	980
Geberit AG	6	1,486
Groupe Eurotunnel SA	95	721
Hankyu Hanshin Holdings Inc.	189	1,076
Hexagon AB - Class B	38	1,019
Hino Motors Ltd.	44	646
Hitachi Construction Machinery Co. Ltd. (e)	16	331
Hochtief AG	6	370
Hutchison Port Holdings Trust	849	622
Hutchison Whampoa Ltd.	343	3,589
IHI Corp.	222	840
IMI Plc	53	1,000
International Consolidated Airlines Group SA (c)	159	638
Intertek Group Plc	26	1,142
Invensys Plc	109	680
ITOCHU Corp.	246	2,849
Japan Airlines Co. Ltd.	9	458
Japan Steel Works Ltd.	47	258
JGC Corp.	33	1,188
JTEKT Corp.	34	380
Kajima Corp.	128	424
Kamigumi Co. Ltd.	34	274
Kawasaki Heavy Industries Ltd.	239	734
Keihin Electric Express Railway Co. Ltd.	79	678
Keio Corp.	94	646
Keisei Electric Railway Co. Ltd.	50	468
Keppel Corp. Ltd.	236	1,931
Kinden Corp.	26	224
Kintetsu Corp.	260	1,141
Komatsu Ltd.	150	3,464
Kone Oyj - Class B	25	1,951
Koninklijke Boskalis Westminster NV	13	468
Koninklijke Philips Electronics NV	156	4,253
Koninklijke Vopak NV	11	624
Kubota Corp.	179	2,605
Kuehne & Nagel International AG	9	975
Kurita Water Industries Ltd.	17	362
Legrand SA	40	1,857
Leighton Holdings Ltd. (e)	23	322
LIXIL Group Corp.	44	1,071
Mabuchi Motor Co. Ltd.	4	203
Makita Corp.	18	978
Man SE	6	623
Marubeni Corp.	261	1,744
Meggitt Plc	124	980
Melrose Industries Plc	192	729
Metso Oyj	20	691
Mitsubishi Corp.	226	3,861
Mitsubishi Electric Corp.	316	2,953
Mitsubishi Heavy Industries Ltd.	496	2,758
Mitsubishi Logistics Corp.	20	279
Mitsui & Co. Ltd.	280	3,506
Mitsui OSK Lines Ltd.	164	637
MTR Corp.	239	877
Nabtesco Corp.	16	322
NGK Insulators Ltd.	45	556
Nidec Corp. (e)	17	1,210
Nippon Express Co. Ltd.	142	674
Nippon Yusen KK	268	709
Noble Group Ltd. (e)	581	442
NSK Ltd.	75	716
NWS Holdings Ltd.	217	333
Obayashi Corp.	109	565
Odakyu Electric Railway Co. Ltd.	100	977
Orient Overseas International Ltd.	32	207
Orkla ASA	127	1,038
Park24 Co. Ltd.	15	263
Prysmian SpA	34	627
Qantas Airways Ltd. (c)	165	202
Randstad Holding NV	20	838
Rexel SA	26	581
Rolls-Royce Holdings Plc	301	5,182
Ryanair Holdings Plc	2	17
Safran SA	40	2,085
Sandvik AB (e)	165	1,966
Scania AB - Class B	53	1,051
Schindler Holding AG	4	504
Schneider Electric SA	86	6,217
Secom Co. Ltd.	33	1,805
Securitas AB - Class B	55	483
Seek Ltd.	47	385
SembCorp Industries Ltd.	158	614
SembCorp Marine Ltd. (e)	121	411
Serco Group Plc	85	802
SGS SA	1	1,932
Shimizu Corp.	90	362
Siemens AG	128	12,961
Singapore Airlines Ltd. (e)	86	689
Singapore Technologies Engineering Ltd.	246	810
Skanska AB - Class B	62	1,034
SKF AB - Class B	62	1,455
SMC Corp.	9	1,704
Smiths Group Plc	63	1,250
Societe BIC SA	5	471
Sojitz Corp.	191	317
Sulzer AG	4	628
Sumitomo Corp.	185	2,305
Sumitomo Electric Industries Ltd.	120	1,425
Sumitomo Heavy Industries Ltd.	84	353
Sydney Airport	55	171
Taisei Corp.	172	621
Thales SA	14	641
THK Co. Ltd.	18	384
TNT NV	54	401
Tobu Railway Co. Ltd.	171	881
Tokyu Corp.	187	1,224

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Toll Holdings Ltd.	117	566
Toppan Printing Co. Ltd.	97	673
TOTO Ltd.	42	427
Toyota Tsusho Corp.	36	918
Transurban Group	208	1,285
Travis Perkins Plc	36	787
Vallourec SA	17	867
Vinci SA	74	3,721
Volvo AB - Class B	246	3,280
Wartsila Oyj Abp	27	1,191
Weir Group Plc	35	1,140
West Japan Railway Co.	27	1,145
Wolseley Plc	45	2,077
Yamato Holdings Co. Ltd.	62	1,298
Yangzijiang Shipbuilding Holdings Ltd. (e)	293	191
Zardoya Otis SA	23	321
Zodiac Aerospace	6	742
		228,012
INFORMATION TECHNOLOGY - 4.3%
AAC Technologies Holdings Inc. (e)	107	600
Advantest Corp.	22	361
Amadeus IT Holding SA	60	1,926
ARM Holdings Plc	226	2,730
ASM Pacific Technology Ltd.	30	330
ASML Holding NV	58	4,547
Atos Origin SA	9	655
Brother Industries Ltd.	43	477
Canon Inc. (e)	184	6,040
Cap Gemini SA	23	1,129
Citizen Holdings Co. Ltd.	39	217
Computershare Ltd.	73	681
Dassault Systemes SA (e)	10	1,254
FUJIFILM Holdings Corp.	74	1,617
Fujitsu Ltd.	296	1,225
Gemalto NV (e)	13	1,176
Gree Inc. (e)	14	122
GungHo Online Entertainment Inc. (c) (e)	1	546
Hamamatsu Photonics KK	13	455
Hirose Electric Co. Ltd.	5	672
Hitachi High-Technologies Corp.	9	222
Hitachi Ltd.	768	4,921
Hoya Corp.	69	1,415
Ibiden Co. Ltd.	18	275
Infineon Technologies AG	174	1,453
Itochu Techno-Solutions Corp.	3	141
Keyence Corp.	7	2,375
Konami Corp.	15	323
Konica Minolta Holdings Inc.	83	625
Kyocera Corp.	25	2,554
Mellanox Technologies Ltd. (c)	6	291
Murata Manufacturing Co. Ltd.	33	2,525
NEC Corp.	424	928
Nexon Co. Ltd.	17	182
NICE Systems Ltd.	9	332
Nintendo Co. Ltd.	17	1,978
Nippon Electric Glass Co. Ltd.	57	277
Nokia Oyj (c) (e)	592	2,208
Nomura Research Institute Ltd.	15	500
NTT Data Corp.	—	677
Omron Corp.	34	1,017
Oracle Corp. Japan	6	232
Otsuka Corp.	2	245
Ricoh Co. Ltd.	104	1,232
Rohm Co. Ltd.	15	589
Sage Group Plc	193	997
SAP AG	149	10,914
Shimadzu Corp.	33	266
STMicroelectronics NV	104	938
Sumco Corp.	18	198
TDK Corp.	20	689
Telefonaktiebolaget LM Ericsson - Class B	489	5,540
Tokyo Electron Ltd.	27	1,385
Toshiba Corp.	657	3,149
Trend Micro Inc. (e)	16	506
United Internet AG	14	402
Yahoo! Japan Corp.	2	1,181
Yaskawa Electric Corp.	32	388
Yokogawa Electric Corp.	31	369
		81,199
MATERIALS - 7.9%
Air Liquide	51	6,271
Air Water Inc.	23	323
Akzo Nobel NV	39	2,174
Alumina Ltd. (c) (e)	442	393
Amcor Ltd.	191	1,764
Anglo American Plc	223	4,300
Antofagasta Plc	63	758
ArcelorMittal	162	1,808
Arkema SA	10	920
Asahi Kasei Corp.	202	1,333
BASF SE	149	13,288
BHP Billiton Ltd.	521	14,985
BHP Billiton Plc	343	8,743
Boliden AB	44	550
Boral Ltd.	127	486
CRH Plc	119	2,410
Croda International Plc	22	845
Daicel Chemical Industries Ltd.	44	385
Daido Steel Co. Ltd.	42	212
EMS-Chemie Holding AG	1	360
Fletcher Building Ltd.	112	732
Fortescue Metals Group Ltd. (e)	222	612
Fresnillo Plc	28	384
Givaudan SA	1	1,698
Glencore International Plc	1,612	6,675
HeidelbergCement AG	22	1,495
Hitachi Chemical Co. Ltd.	15	237
Hitachi Metals Ltd.	30	336
Holcim Ltd.	37	2,609
Iluka Resources Ltd. (e)	72	645
Imerys SA	5	319
Incitec Pivot Ltd.	260	676
Israel Chemicals Ltd.	75	735
Israel Corp. Ltd.	—	211
James Hardie Industries SE - CDI (e)	72	619
JFE Holdings Inc.	81	1,781
Johnson Matthey Plc	32	1,298
JSR Corp.	30	601
K+S AG	27	1,009
Kaneka Corp.	42	277
Kansai Paint Co. Ltd.	33	421
Kobe Steel Ltd. (c)	379	469
Koninklijke DSM NV	24	1,595
Kuraray Co. Ltd.	56	789
Lafarge SA (e)	30	1,813
Lanxess AG	13	801
Linde AG	30	5,538
Maruichi Steel Tube Ltd.	7	187
Mitsubishi Chemical Holdings Corp.	219	1,028
Mitsubishi Gas Chemical Co. Inc.	59	433
Mitsubishi Materials Corp.	169	595
Mitsui Chemicals Inc. (e)	128	288
Newcrest Mining Ltd.	126	1,162
Nippon Steel Corp.	1,243	3,350

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Nitto Denko Corp.	26	1,680
Norsk Hydro ASA (e)	149	598
Novozymes A/S - Class B	39	1,250
Oji Holdings Corp.	136	548
Orica Ltd.	58	1,089
Randgold Resources Ltd.	14	874
Rexam Plc	130	945
Rio Tinto Ltd.	70	3,356
Rio Tinto Plc	205	8,342
Shin-Etsu Chemical Co. Ltd.	66	4,375
Showa Denko KK (e)	216	285
Sika AG	—	921
Solvay SA	10	1,267
Stora Enso Oyj	96	640
Sumitomo Chemical Co. Ltd.	253	794
Sumitomo Metal Mining Co. Ltd.	86	958
Svenska Cellulosa AB - Class B	95	2,390
Syngenta AG	15	5,906
Taiheiyo Cement Corp.	199	635
Taiyo Nippon Sanso Corp.	36	248
Teijin Ltd.	142	311
ThyssenKrupp AG (c)	61	1,199
Toray Industries Inc.	233	1,506
Toyo Seikan Kaisha Ltd.	23	357
Ube Industries Ltd.	186	344
Umicore	19	781
UPM-Kymmene Oyj (e)	87	849
Vedanta Resources Plc	17	258
Voestalpine AG	18	638
Yamato Kogyo Co. Ltd.	6	183
Yara International ASA	30	1,180
		148,433
TELECOMMUNICATION SERVICES - 5.0%
Belgacom SA	23	512
Bezeq Israeli Telecommunication Corp. Ltd.	278	370
BT Group Plc	1,265	5,938
Deutsche Telekom AG	451	5,260
Elisa Oyj	24	461
France Telecom SA	303	2,872
Hellenic Telecommunications Organization SA (c)	40	310
HKT Trust	334	319
Iliad SA (e)	4	823
Inmarsat Plc	76	783
KDDI Corp.	87	4,520
Koninklijke KPN NV	477	990
Millicom International Cellular SA - SDR	11	768
Nippon Telegraph & Telephone Corp.	71	3,721
NTT DoCoMo Inc.	2	3,829
PCCW Ltd.	576	269
Portugal Telecom SGPS SA (e)	108	421
Singapore Telecommunications Ltd.	1,284	3,802
SoftBank Corp.	154	8,964
StarHub Ltd.	90	295
Swisscom AG	4	1,615
TDC A/S	111	900
Tele2 AB - Class B	53	627
Telecom Corp. of New Zealand Ltd. (e)	285	497
Telecom Italia SpA	1,486	1,036
Telefonica Deutschland Holding AG	41	293
Telefonica SA (c)	665	8,556
Telekom Austria AG	40	254
Telenet Group Holding NV	8	381
Telenor ASA	114	2,267
TeliaSonera AB	381	2,483
Telstra Corp. Ltd.	711	3,092
Vivendi SA	193	3,649
Vodafone Group Plc	7,891	22,612
Ziggo NV	27	1,073
		94,562
UTILITIES - 3.6%
Acciona SA (e)	5	258
AGL Energy Ltd. (e)	91	1,205
APA Group	130	710
Centrica Plc	836	4,571
Cheung Kong Infrastructure Holdings Ltd.	84	560
Chubu Electric Power Co. Inc.	102	1,446
Chugoku Electric Power Co. Inc.	45	702
CLP Holdings Ltd.	284	2,299
Contact Energy Ltd.	56	221
E.ON SE	289	4,744
Electric Power Development Co. Ltd.	19	601
Electricite de France SA	41	940
Enagas SA	29	725
Enel Green Power SpA	300	622
Enel SpA (e)	1,059	3,324
Energias de Portugal SA	315	1,016
Fortum Oyj	70	1,319
Gas Natural SDG SA (e)	55	1,107
GDF Suez	216	4,242
Hokkaido Electric Power Co. Inc. (c)	34	460
Hokuriku Electric Power Co.	26	402
Hong Kong & China Gas Co. Ltd.	941	2,296
Hongkong Electric Holdings Ltd.	228	1,963
Iberdrola SA	769	4,063
Kansai Electric Power Co. Inc. (c)	118	1,612
Kyushu Electric Power Co. Inc. (c)	70	1,055
National Grid Plc	591	6,703
Osaka Gas Co. Ltd.	297	1,254
Red Electrica Corp. SA (e)	18	981
RWE AG	80	2,552
Scottish & Southern Energy Plc	156	3,623
Severn Trent Plc	38	965
Shikoku Electric Power Co. Inc. (c)	25	442
Snam Rete Gas SpA	321	1,463
SP AusNet	245	263
Suez Environnement SA	47	610
Terna Rete Elettrica Nazionale SpA (e)	240	996
Toho Gas Co. Ltd.	60	310
Tohoku Electric Power Co. Inc. (c)	74	923
Tokyo Electric Power Co. Inc. (c)	242	1,249
Tokyo Gas Co. Ltd.	388	2,141
United Utilities Group Plc	108	1,125
Veolia Environnement	55	631
Verbund - Oesterreichische Elektrizitaetswirtschafts AG (e)	10	183
		68,877
Total Common Stocks (cost $1,723,871)		1,806,913

PREFERRED STOCKS - 0.7%

CONSUMER DISCRETIONARY - 0.4%
Bayerische Motoren Werke AG	9	620
Porsche Automobil Holding SE	24	1,872
ProSiebenSat.1 Media AG	16	666
Volkswagen AG	23	4,692
		7,850
CONSUMER STAPLES - 0.2%
Henkel AG & Co. KGaA	29	2,741
Lindt & Spruengli AG	—	563
		3,304

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
INDUSTRIALS - 0.1%
Schindler Holding AG	8	1,109

MATERIALS - 0.0%
Fuchs Petrolub AG	5	409

TELECOMMUNICATION SERVICES - 0.0%
Telecom Italia SpA - RNC	1,032	575

UTILITIES - 0.0%
RWE AG (e)	6	173
Total Preferred Stocks (cost $10,478)		13,420

RIGHTS - 0.0%
First Pacific Co. Ltd. (c) (f)	46	1
New World Development Co. Ltd. (c) (f)	7	—
Repsol SA (c) (e)	136	76
Total Rights (cost $80)		77

OTHER EQUITY INTERESTS - 0.0%
IMMOEAST AG (c) (f) (u)	37	—
IMMOFINANZ AG (c) (f) (u)	27	—
Total Other Equity Interests (cost $0)		—

SHORT TERM INVESTMENTS - 6.3%

Investment Companies - 2.6%
JNL Money Market Fund, 0.01% (a) (h)	49,653	49,653

Securities Lending Collateral - 3.5%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	65,457	65,457

Treasury Securities - 0.2%
U.S. Treasury Bill, 0.05%, 09/12/13 (o)	$3,955	3,955
Total Short Term Investments (cost $119,065)		119,065

Total Investments - 102.7% (cost $1,853,494)		1,939,475
Other Assets and Liabilities, Net - (2.7%)		(50,987)
Total Net Assets - 100.0%		$1,888,488

JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund

Portfolio Composition:	Percentage of Total Investments
Consumer Discretionary	23.6%
Health Care	18.6
Information Technology	17.6
Industrials	16.5
Materials	5.9
Energy	5.1
Consumer Staples	5.0
Financials	4.8
Telecommunication Services	1.8
Short Term Investments	1.1
Total Investments	100.0%

	Shares/Par (p)	Value
COMMON STOCKS - 100.1%

CONSUMER DISCRETIONARY - 23.9%
Ameristar Casinos Inc.	32	$850
Blue Nile Inc. (c)	27	1,023
Capella Education Co. (c)	28	1,175
CEC Entertainment Inc.	26	1,066
Chico’s FAS Inc.	48	817
Churchill Downs Inc.	13	1,017
Coinstar Inc. (c)	16	958
Cooper Tire & Rubber Co.	33	1,098
Corinthian Colleges Inc. (c)	355	796
DeVry Inc.	28	869
Goodyear Tire & Rubber Co. (c)	64	973
Grand Canyon Education Inc. (c)	35	1,119
hhgregg Inc. (c)	91	1,446
Hillenbrand Inc.	35	821
International Game Technology	53	885
ITT Educational Services Inc. (c)	48	1,174
K12 Inc. (c)	42	1,101
Lear Corp.	17	1,017
PetMed Express Inc.	67	839
Rue21 Inc. (c)	29	1,227
Scholastic Corp.	30	869
Sonic Corp. (c)	75	1,098
Standard Motor Products Inc.	39	1,335
Thor Industries Inc.	23	1,107
Universal Electronics Inc. (c)	45	1,277
Urban Outfitters Inc. (c)	20	795
Valassis Communications Inc.	30	740
		27,492
CONSUMER STAPLES - 5.1%
CVS Caremark Corp.	17	954
Dean Foods Co. (c)	45	451
Kroger Co.	30	1,052
Medifast Inc. (c)	37	946
Safeway Inc.	42	994
USANA Health Sciences Inc. (c)	21	1,496
		5,893
ENERGY - 5.1%
Dawson Geophysical Co. (c)	31	1,153
EOG Resources Inc.	7	874
Helmerich & Payne Inc.	13	828
Superior Energy Services Inc. (c)	34	871
Tesoro Corp.	16	858
VAALCO Energy Inc. (c)	104	593
Warren Resources Inc. (c)	285	727
		5,904
FINANCIALS - 4.9%
Alleghany Corp. (c)	2	895
Aspen Insurance Holdings Ltd.	25	928
Axis Capital Holdings Ltd.	22	987
Portfolio Recovery Associates Inc. (c)	8	1,182
Stifel Financial Corp. (c)	22	794
Validus Holdings Ltd.	23	849
		5,635
HEALTH CARE - 18.8%
Almost Family Inc.	43	826
Amedisys Inc. (c)	75	869
Amsurg Corp. (c)	28	970
CIGNA Corp.	14	1,009
Community Health Systems Inc.	22	1,016
CryoLife Inc.	139	873
Emergent BioSolutions Inc. (c)	54	776
Gentiva Health Services Inc. (c)	90	901
Health Management Associates Inc. - Class A (c)	81	1,268
Kindred Healthcare Inc. (c)	81	1,060
LHC Group Inc. (c)	42	819
Magellan Health Services Inc. (c)	16	919
Myriad Genetics Inc. (c)	33	882
National Healthcare Corp.	18	848
PharMerica Corp. (c)	58	808
Pozen Inc. (c)	156	783

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Select Medical Holdings Corp.	88	718
Triple-S Management Corp. (c)	48	1,030
United Therapeutics Corp. (c)	16	1,048
UnitedHealth Group Inc.	15	989
VCA Antech Inc. (c)	39	1,018
Warner Chilcott Plc - Class A	59	1,166
WellPoint Inc.	13	1,063
		21,659
INDUSTRIALS - 16.7%
AECOM Technology Corp. (c)	31	980
AGCO Corp.	16	809
Alliant Techsystems Inc.	13	1,072
CBIZ Inc. (c)	143	961
Columbus Mckinnon Corp. (c)	44	934
Consolidated Graphics Inc. (c)	24	1,108
Dun & Bradstreet Corp.	10	985
FreightCar America Inc.	37	621
FTI Consulting Inc. (c)	27	882
ICF International Inc. (c)	37	1,156
Jacobs Engineering Group Inc. (c)	18	980
Joy Global Inc.	14	677
MYR Group Inc. (c)	38	748
Republic Airways Holdings Inc. (c)	95	1,078
Rockwell Collins Inc.	14	908
SkyWest Inc.	68	924
Southwest Airlines Co.	74	948
Taser International Inc. (c)	106	907
Tetra Tech Inc. (c)	30	703
United Stationers Inc.	26	875
URS Corp.	20	965
		19,221
INFORMATION TECHNOLOGY - 17.8%
AOL Inc.	27	992
Brocade Communications Systems Inc. (c)	151	868
CACI International Inc. - Class A (c)	16	1,014
Cisco Systems Inc.	40	984
Computer Sciences Corp.	19	814
CoreLogic Inc. (c)	30	699
Cree Inc. (c)	19	1,213
CSG Systems International Inc.	45	974
Ebix Inc.	51	471
Euronet Worldwide Inc. (c)	35	1,112
FLIR Systems Inc.	33	883
j2 Global Inc.	27	1,160
Mantech International Corp. - Class A	35	915
Oracle Corp.	25	767
Sykes Enterprises Inc. (c)	55	874
Unisys Corp. (c)	36	790
United Online Inc.	133	1,009
ValueClick Inc. (c)	41	1,020
Western Digital Corp.	18	1,113
Xerox Corp.	107	969
XO Group Inc. (c)	89	1,001
Zebra Technologies Corp. - Class A (c)	20	857
		20,499
MATERIALS - 6.0%
A. Schulman Inc.	26	699
CF Industries Holdings Inc.	4	651
Huntsman Corp.	46	754
Koppers Holdings Inc.	21	792
OM Group Inc. (c)	31	968
Omnova Solutions Inc. (c)	110	880
Schweitzer-Mauduit International Inc.	23	1,159
Tredegar Corp.	38	974
		6,877
TELECOMMUNICATION SERVICES - 1.8%
Shenandoah Telecommunications Co.	60	996
T-Mobile US Inc.	44	1,083
		2,079
Total Common Stocks (cost $103,655)		115,259

SHORT TERM INVESTMENTS - 1.2%

Investment Companies - 1.2%
JNL Money Market Fund, 0.01% (a) (h)	1,342	1,342
Total Short Term Investments (cost $1,342)		1,342

Total Investments - 101.3% (cost $104,997)		116,601
Other Assets and Liabilities, Net - (1.3%)		(1,494)
Total Net Assets - 100.0%		$115,107

JNL/Neuberger Berman Strategic Income Fund

Portfolio Composition:	Percentage of Total Investments
U.S. Government Agency MBS	22.5%
Non-U.S. Government Agency ABS	15.0
Government Securities	10.7
Financials	9.5
Consumer Discretionary	4.4
Energy	3.1
Materials	3.0
Information Technology	1.6
Health Care	1.5
Telecommunication Services	1.5
Industrials	1.4
Utilities	1.1
Consumer Staples	0.8
Investment Companies	3.6
Short Term Investments	20.3
Total Investments	100.0%

	Shares/Par (p)	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 22.1%
Accredited Mortgage Loan Trust REMIC, 0.51%, 12/25/35 (i)	$190	$176
Aegis Asset Backed Securities Trust REMIC, 0.74%, 03/25/35 (i)	645	564
Air Canada Pass-Through Trust, 4.13%, 05/15/25 (e) (r)	455	460
Ameriquest Mortgage Securities Inc. Asset-Backed Pass-Through Certificates REMIC, 3.04%, 09/25/33 (i)	693	663
Argent Securities Inc. Asset-Backed Pass-Through Certificates REMIC, 1.09%, 10/25/34 (i)	755	692
Asset Backed Securities Corp. Home Equity REMIC, 0.39%, 01/25/36 (i)	144	133
Asset-Backed Pass-Through Certificates REMIC, 0.88%, 04/25/34 (i)	489	459
Banc of America Commercial Mortgage Inc. REMIC
5.89%, 07/10/44 (i)	250	277
5.63%, 07/10/46	250	274
5.41%, 09/10/47	350	385
Banc of America Commercial Mortgage Trust REMIC, 5.36%, 10/10/45	250	272

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Bear Stearns Asset Backed Securities I Trust REMIC, 0.63%, 05/25/35 (i)	595	512
Bear Stearns Asset Backed Securities Trust REMIC, 0.60%, 02/25/36 (i)	710	603
Carrington Mortgage Loan Trust REMIC
0.65%, 06/25/35 (i)	230	199
0.34%, 05/25/36 (i)	517	476
0.33%, 12/25/36 (i)	700	398
Chase Funding Mortgage Loan Asset-Backed Certificates REMIC, 0.94%, 09/25/33 (i)	738	663
Citigroup Mortgage Loan Trust Inc. REMIC, 0.94%, 05/25/35 (i) (r)	175	164
Citigroup/Deutsche Bank Commercial Mortgage Trust REMIC, 5.32%, 12/11/49	525	578
Cobalt Commercial Mortage-Backed Securities Trust REMIC
5.98%, 05/15/46 (i)	525	588
5.22%, 08/15/48	500	542
Commercial Mortgage Loan Trust REMIC, 6.21%, 12/10/49 (i)	250	283
Commercial Mortgage Pass-Through Certificates REMIC
5.99%, 06/15/38 (i)	299	329
5.95%, 09/15/39 (i)	545	608
5.31%, 12/15/39	500	549
5.54%, 01/15/49 (i)	290	321
Interest Only, 2.12%, 08/15/45 (i)	988	116
Interest Only, 2.37%, 11/15/45 (i)	1,662	219
Interest Only, 0.78%, 03/10/46 (i)	2,500	124
Commercial Mortgage Trust REMIC
Interest Only, 0.50%, 01/10/46 (i) (r)	2,500	81
Interest Only, 1.96%, 01/10/46 (i)	1,492	153
Continental Airlines Inc. Pass-Through Trust, 4.00%, 10/29/24	480	472
Countrywide Asset-Backed Certificates REMIC, 0.39%, 04/25/36 (i)	512	440
Credit Suisse Mortgage Capital Certificates REMIC
5.47%, 09/15/39	288	318
5.38%, 02/15/40	140	151
EquiFirst Mortgage Loan Trust REMIC, 0.67%, 04/25/35 (i)	908	716
First Frankin Mortgage Loan Trust REMIC, 0.93%, 12/25/34 (i)	171	153
Greenwich Capital Commercial Funding Corp. REMIC
5.44%, 03/10/39 (e)	425	470
5.74%, 12/10/49 (e)	500	560
GS Mortgage Securities Corp. II REMIC
5.56%, 11/10/39	500	554
5.98%, 08/10/45 (i)	625	696
GS Mortgage Securities Trust Interest Only REMIC, 2.37%, 01/10/45 (i) (r)	981	124
Hawaiian Airlines Pass-Through Certificates, 3.90%, 01/15/26	660	625
Home Equity Mortgage Trust REMIC, 1.79%, 02/25/35 (i)	253	235
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC
5.81%, 06/12/43 (i)	95	104
5.43%, 12/12/43	325	357
5.44%, 06/12/47	230	255
5.42%, 01/15/49	500	553
5.90%, 02/12/49 (i)	250	280
6.00%, 06/15/49 (i)	300	336
5.88%, 02/15/51 (i)	500	564
JPMorgan Mortgage Acquisition Trust REMIC, 0.43%, 05/25/36 (i)	1,000	786
JPMorgan Mortgage Trust REMIC, 2.73%, 06/25/35 (i)	137	125
LB-UBS Commercial Mortgage Trust REMIC
5.42%, 02/15/40	600	667
5.86%, 07/15/40 (i)	125	138
MASTR Adjustable Rate Mortgages Trust REMIC, 6.00%, 12/25/35 (i)	648	486
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC, 5.17%, 12/12/49	500	546
Morgan Stanley Bank of America Merrill Lynch Trust REMIC
Interest Only, 1.90%, 02/15/46 (i)	2,585	271
Interest Only, 1.62%, 05/15/46 (i)	1,998	171
Morgan Stanley Home Equity Loan Trust REMIC
0.47%, 02/25/36 (i)	700	575
0.35%, 04/25/36 (i)	751	490
New Century Home Equity Loan Trust REMIC, 1.17%, 11/25/34 (i)	150	139
Park Place Securities Inc. Asset-Backed Pass-Through Certificates REMIC
1.84%, 12/25/34 (i)	690	580
1.23%, 02/25/35 (i)	1,375	1,235
RALI Trust REMIC, 7.00%, 07/25/36	289	192
Residential Asset Mortgage Products Trust REMIC
0.87%, 03/25/33 (i)	171	147
0.59%, 03/25/36 (i)	750	624
Soundview Home Loan Trust REMIC, 0.70%, 08/25/35 (i)	740	614
Structured Asset Investment Loan Trust REMIC
1.32%, 06/25/33 (i)	329	303
0.99%, 07/25/34 (i)	1,027	941
Structured Asset Securities Corp. REMIC
0.62%, 05/25/35 (i)	200	179
0.36%, 12/25/36 (i)	940	637
UBS-Barclays Commercial Mortgage Trust
Interest Only, 1.30%, 03/10/46 (r)	1,992	152
REMIC, Interest Only, 1.89%, 12/10/45 (i) (r)	1,740	208
REMIC, Interest Only, 2.35%, 08/10/49 (i) (r)	2,470	321
US Airways Pass-Through Trust, 4.63%, 06/03/25	485	478
Wachovia Bank Commercial Mortgage Trust REMIC
5.34%, 12/15/43	500	555
5.42%, 01/15/45 (i)	533	573
5.94%, 06/15/49 (i)	430	481
Wells Fargo Home Equity Trust REMIC, 0.34%, 01/25/37 (i)	512	469
Wells Fargo-RBS Commercial Mortgage Trust
Interest Only, 1.67%, 03/15/48 (r)	998	95
REMIC, Interest Only, 1.66%, 03/15/45 (i) (r)	2,294	202
REMIC, Interest Only, 2.43%, 11/15/45 (i) (r)	791	104
REMIC, Interest Only, 0.94%, 06/15/46 (i)	6,080	379
Total Non-U.S. Government Agency Asset-Backed Securities (cost $33,634)		33,686

CORPORATE BONDS AND NOTES - 26.7%

CONSUMER DISCRETIONARY - 3.1%
DIRECTV Holdings LLC, 6.00%, 08/15/40	345	345
Glencore Funding LLC, 1.70%, 05/27/16 (r)	1,460	1,416
Time Warner Cable Inc.
8.75%, 02/14/19	295	362
4.13%, 02/15/21	495	485
5.50%, 09/01/41	580	510
4.50%, 09/15/42	695	539
Time Warner Inc., 6.10%, 07/15/40	125	137
Wyndham Worldwide Corp., 2.50%, 03/01/18	190	187

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Wynn Las Vegas LLC, 4.25%, 05/30/23 (e) (r)	770	712
		4,693
CONSUMER STAPLES - 0.2%
Reynolds American Inc., 4.75%, 11/01/42	275	246

ENERGY - 3.5%
Anadarko Petroleum Corp., 5.95%, 09/15/16	590	662
CNOOC Finance 2013 Ltd., 1.13%, 05/09/16	770	758
Empresa Nacional del Petroleo, 5.25%, 08/10/20	300	304
Energy Transfer Partners LP, 6.50%, 02/01/42	520	555
KazMunaiGaz Finance Sub BV
11.75%, 01/23/15	100	113
9.13%, 07/02/18	300	359
Kinder Morgan Energy Partners LP, 6.50%, 09/01/39 (e)	195	218
National JSC Naftogaz of Ukraine, 9.50%, 09/30/14	95	95
Nexen Inc., 6.40%, 05/15/37	640	696
Petrobras Global Finance BV
3.00%, 01/15/19	430	399
4.38%, 05/20/23 (e)	540	495
Petroleos de Venezuela SA
5.25%, 04/12/17	143	117
5.50%, 04/12/37	180	106
Petroleos Mexicanos
5.50%, 01/21/21	270	288
6.50%, 06/02/41	100	103
Petronas Capital Ltd., 5.25%, 08/12/19	100	109
		5,377
FINANCIALS - 11.8%
Alexandria Real Estate Equities Inc, 3.90%, 06/15/23	495	472
Bank of America Corp.
5.20% (callable at 100 beginning 06/01/23) (m)	945	888
1.50%, 10/09/15	840	838
2.00%, 01/11/18	290	281
Bank of China Hong Kong Ltd., 5.55%, 02/11/20	100	104
Citigroup Inc.
2.65%, 03/02/15	450	459
6.13%, 11/21/17	170	193
Corporate Office Properties LP, 3.60%, 05/15/23 (r)	665	613
Entertainment Properties Trust, 5.75%, 08/15/22	670	678
FirstMerit Corp., 4.35%, 02/04/23	460	456
Ford Motor Credit Co. LLC
3.00%, 06/12/17	560	561
4.25%, 09/20/22 (e)	740	727
General Electric Capital Corp.
5.25% (callable at 100 beginning 06/15/23) (m)	1,255	1,199
6.25% (callable at 100 beginning 12/15/22) (m)	775	823
Goldman Sachs Group Inc.
3.30%, 05/03/15	525	541
2.38%, 01/22/18	420	412
5.75%, 01/24/22	220	243
3.63%, 01/22/23	370	354
ING US Inc., 5.65%, 05/15/53 (i) (r)	790	743
Jefferies Group LLC, 5.13%, 01/20/23 (e)	995	987
JPMorgan Chase & Co
1.63%, 05/15/18	695	666
3.38%, 05/01/23	215	200
Morgan Stanley
5.63%, 09/23/19	1,135	1,219
4.88%, 11/01/22	315	311
Nile Finance Ltd., 5.25%, 08/05/15	100	89
Nomura Holdings Inc., 2.00%, 09/13/16	885	875
Power Sector Assets & Liabilities Management Corp., 7.39%, 12/02/24	200	242
Prudential Financial Inc.
5.88%, 09/15/42 (i)	1,055	1,058
5.20%, 03/15/44 (i)	285	269
Wilton Re Finance LLC, 5.88%, 03/30/33 (i) (r)	530	514
Zions Bancorporation, 4.50%, 06/13/23	935	920
		17,935
HEALTH CARE - 1.1%
Dignity Health, 4.50%, 11/01/42	175	154
Express Scripts Holding Co., 2.65%, 02/15/17 (e)	425	433
Mylan Inc., 2.60%, 06/24/18 (e) (r)	1,125	1,108
		1,695
INDUSTRIALS - 0.5%
ERAC USA Finance LLC, 7.00%, 10/15/37 (r)	150	177
L-3 Communications Corp., 3.95%, 11/15/16	560	591
		768
INFORMATION TECHNOLOGY - 1.0%
Hewlett-Packard Co., 4.65%, 12/09/21 (e)	545	545
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22	345	337
Total System Services Inc, 2.38%, 06/01/18	645	625
		1,507
MATERIALS - 3.1%
ArcelorMittal, 6.13%, 06/01/18	385	397
Barrick Gold Corp.
2.50%, 05/01/18 (r)	350	314
4.10%, 05/01/23 (r)	990	827
CF Industries Inc, 3.45%, 06/01/23	400	384
Cliffs Natural Resources Inc., 4.88%, 04/01/21 (e)	420	380
Freeport-McMoRan Copper & Gold Inc., 3.88%, 03/15/23 (r)	1,640	1,484
Rio Tinto Finance USA Plc, 2.25%, 12/14/18	1,000	971
		4,757
TELECOMMUNICATION SERVICES - 1.3%
AT&T Inc., 6.55%, 02/15/39	655	753
Qwest Corp., 6.75%, 12/01/21 (e)	1,130	1,257
		2,010
UTILITIES - 1.1%
Dominion Resources Inc., 4.05%, 09/15/42	175	154
Exelon Generation Co. LLC, 4.00%, 10/01/20	1,125	1,141
Majapahit Holding BV
7.25%, 06/28/17	200	220
7.88%, 06/29/37	100	116
		1,631
Total Corporate Bonds and Notes (cost $42,635)		40,619

GOVERNMENT AND AGENCY OBLIGATIONS - 43.1%

GOVERNMENT SECURITIES - 14.4%
Federal Home Loan Bank - 0.1% (w)
Federal Home Loan Bank, 5.50%, 07/15/36	145	179
Sovereign - 3.9%
Argentina Republic Government International Bond, 8.28%, 12/31/33 (k)	178	100

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Australia Government Bond
5.25%, 03/15/19, AUD	490	495
5.50%, 04/21/23, AUD	270	282
Banco Nacional de Desenvolvimento Economico e Social, 5.50%, 07/12/20	100	103
Brazil Government International Bond, 7.13%, 01/20/37	180	214
Canada Government Bond, 1.50%, 03/01/17, CAD	380	360
Colombia Government International Bond, 8.13%, 05/21/24	220	291
Croatia Government International Bond, 6.75%, 11/05/19	100	107
El Salvador Government International Bond, 7.38%, 12/01/19	100	110
Hungary Government International Bond, 6.25%, 01/29/20	210	219
Indonesia Government International Bond, 11.63%, 03/04/19	100	136
Italy Buoni Poliennali Del Tesoro, 4.00%, 02/01/37, EUR	465	541
Lithuania Government International Bond, 6.13%, 03/09/21	100	112
New Zealand Government Bond
6.00%, 12/15/17, NZD	655	562
5.50%, 04/15/23, NZD	150	129
Panama Government International Bond, 6.70%, 01/26/36	120	140
Peru Government International Bond, 6.55%, 03/14/37	130	153
Peruvian Government International Bond, 8.38%, 05/03/16	80	93
Philippine Government International Bond, 4.00%, 01/15/21	200	212
Poland Government International Bond
6.38%, 07/15/19	55	64
5.13%, 04/21/21	130	141
Republic of Turkey, 6.88%, 03/17/36	80	89
Russia Foreign Bond, 12.75%, 06/24/28	100	173
Russia Government International Bond, 11.00%, 07/24/18	100	137
South Africa Government International Bond
5.50%, 03/09/20	100	105
5.88%, 05/30/22	100	107
Sri Lanka Government International Bond, 6.25%, 10/04/20	100	99
Turkey Government International Bond
5.63%, 03/30/21	100	107
7.38%, 02/05/25	109	129
Ukraine Government International Bond
6.58%, 11/21/16	100	93
7.75%, 09/23/20	100	91
Uruguay Government International Bond, 6.88%, 09/28/25	150	180
		5,874
Treasury Inflation Index Securities - 7.9%
Canada Government Inflation Indexed Bond, 4.25%, 12/01/21 (n), CAD	295	367
U.S. Treasury Inflation Indexed Note
0.50%, 04/15/15 (n)	2,634	2,700
0.13%, 04/15/17 (n)	4,182	4,290
2.38%, 01/15/25 (n)	802	954
2.00%, 01/15/26 (n)	2,454	2,829
3.88%, 04/15/29 (n)	644	925
		12,065
U.S. Treasury Securities - 2.5%
U.S. Treasury Bond
6.25%, 08/15/23	740	992
6.88%, 08/15/25	165	236
U.S. Treasury Note, 3.63%, 08/15/19	2,350	2,616
		3,844
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 28.7%
Federal Home Loan Mortgage Corp. - 12.7%
Federal Home Loan Mortgage Corp.
3.50%, 07/15/43, TBA (g)	11,485	11,627
4.00%, 07/15/43, TBA (g)	1,980	2,059
4.50%, 07/15/43, TBA (g)	5,370	5,681
		19,367
Federal National Mortgage Association - 16.0%
Federal National Mortgage Association
3.50%, 07/15/43, TBA (g)	11,860	12,034
4.00%, 07/15/43, TBA (g)	11,775	12,263
		24,297
Total Government and Agency Obligations (cost $67,593)		65,626

INVESTMENT COMPANIES - 4.9%
iShares iBoxx High Yield Corporate Bond Fund (e)	43	3,911
SPDR Barclays High Yield Bond ETF (e)	90	3,540
Total Investment Companies (cost $7,651)		7,451

VARIABLE RATE SENIOR LOAN INTERESTS - 11.3% (i)

CONSUMER DISCRETIONARY - 2.9%
99 Cents Only Stores Term Loan B-1, 5.25%, 01/11/19	$91	90
Centuar Acquisition LLC Term Loan, 8.75%, 02/15/20	135	136
Cequel Communications LLC Term Loan, 3.50%, 02/15/19	109	108
Charter Communications Operating LLC Term Loan E, 2.25%, 03/08/20	169	167
Charter Communications Operating LLC Term Loan F, 3.00%, 01/31/21	180	178
Chrysler Group LLC Term Loan B, 4.25%, 05/24/17	111	111
Clear Channel Communications Inc. Term Loan B, 3.84%, 01/29/16	89	81
Cumulus Media Inc. 1st Lien Term Loan B, 4.50%, 09/16/18	134	134
EMI Music Publishing Ltd. Term Loan B, 4.25%, 06/29/18	120	120
Four Seasons Hotels Limited 1st Lien Term Loan, 3.25%, 06/27/20	60	60
Four Seasons Hotels Limited 2nd Lien Term Loan, 5.25%, 12/27/20	25	25
Goodyear Engineered Products 1st Lien Term Loan, 5.25%, 09/15/17	131	130
Goodyear Tire & Rubber Co. 2nd Lien Term Loan, 4.75%, 04/30/19	82	82
Kasima LLC Term Loan, 3.25%, 05/17/21	301	300
Michaels Stores Inc. Term Loan, 3.75%, 02/01/20	280	279
Mohegan Tribal Gaming Authority Term Loan A, 5.50%, 03/31/15	—	—
Neiman Marcus Group Inc. Term Loan, 4.00%, 05/16/18	83	83
Nine Entertainment Corp. Term Loan, 3.50%, 12/03/19	75	75

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Penn National Gaming Inc. Term Loan B, 3.75%, 07/14/18	—	—
PETCO Animal Supplies Inc. New Term Loan, 4.00%, 11/25/17	149	149
Scientific Games Corp. Term Loan, 3.25%, 05/24/20	164	161
Seaworld Parks & Entertainment Inc. Term Loan B-2, 3.00%, 05/13/20	302	299
Sophia LP Term Loan, 4.50%, 07/19/18	89	89
SRAM LLC Term Loan, 4.50%, 04/10/20	102	101
Station GVR Acquisition LLC Term Loan B, 5.00%, 03/02/20	342	341
TI Group Automotive Systems LLC Term Loan B, 5.50%, 03/31/19	192	193
Toys R Us Delaware Inc. Term Loan B-2, 5.25%, 05/25/18	—	—
Toys R Us Inc. Term Loan, 6.00%, 09/01/16	115	113
Univision Communications Inc. Incremental Term Loan, 4.00%, 03/01/20	191	187
Univision Communications Inc. New 1st Lien Term Loans, 4.50%, 03/01/20	181	179
UPC Financing Partnership Term Loan AH, 3.25%, 06/30/21	145	144
Weather Co. Term Loan, 7.00%, 12/26/20	90	90
Weight Watchers International Inc. Initial Term Loan B-2, 3.75%, 04/05/20	196	195
Wolverine World Wide Inc. Term Loan B, 4.00%, 10/09/19	—	—
		4,400
CONSUMER STAPLES - 1.0%
ARAMARK Corp. Term Loan D, 4.00%, 08/22/19	93	93
HJ Heinz Co. Term Loan B-2, 3.50%, 03/27/20	345	344
Pinnacle Foods Finance LLC Term Loan G, 3.25%, 04/15/20	145	143
Reynolds Group Holdings Inc. US Term Loan, 4.75%, 09/30/18	299	299
Rite Aid Corp. Term Loan, 4.00%, 02/21/20	190	189
Spectrum Brands Inc. Initial Term Loan, 4.50%, 11/01/19	142	142
U.S. Foodservice Inc. Term Loan, 4.50%, 03/31/19	269	266
		1,476
ENERGY - 0.7%
Alpha Natural Resources Inc. Term Loan B, 3.50%, 05/31/20	303	294
Arch Western Finance LLC Term Loan, 5.75%, 05/14/18	119	118
Equipower Resources Holdings LLC Term Loan C, 3.25%, 12/31/18	75	75
Equipower Resources Term Loan, 3.25%, 12/31/19	226	224
NFR Energy 2nd Lien Term Loan, 8.75%, 12/31/18	93	93
Samson Investment Co. 2nd Lien Term Loan, 6.00%, 09/30/18	156	155
TPF Generation Term Loan, 4.75%, 11/15/17	104	104
		1,063
FINANCIALS - 1.2%
American Capital Senior Secured Term Loan
5.50%, 08/22/16	91	91
5.50%, 08/22/16	149	149
Capital Automotive LP 2nd Lien Term Loan, 6.00%, 04/01/20	71	72
Capital Automotive LP Term Loan B, 4.00%, 04/05/19	113	113
Citco III Ltd. Term Loan, 4.25%, 06/29/18	137	136
Everest Acquisition LLC Term Loan B-3, 3.50%, 05/24/18	136	135
LPL Holdings Inc. Incremental Term Loan B, 3.25%, 03/29/19	301	299
Mondrian Investment Partners Ltd. Term Loan B, 4.00%, 03/07/20	94	94
Nuveen Investments Inc. 1st Lien Term Loan B, 4.19%, 05/13/17	90	89
Ocwen Capital Trust New Term Loan, 5.00%, 02/15/18	165	165
Realogy Corp. Term Loan B, 4.50%, 03/01/20	304	304
Walter Investment Management Corp. Term Loan B, 5.75%, 12/01/17	108	108
		1,755
HEALTH CARE - 0.9%
Bausch & Lomb Inc. Term Loan, 4.00%, 05/17/19	78	77
Biomet Inc. Term Loan, 3.95%, 07/25/17	102	101
Community Health Systems Inc. Extended Term Loan, 3.77%, 01/25/17	145	145
DJ Orthopedics LLC Term Loan, 4.75%, 09/15/17	120	120
Grifols Inc. New U.S. Term Loan B, 4.25%, 06/01/17	—	—
Health Management Associates Inc. Term Loan B, 3.50%, 11/16/18	147	147
IASIS Healthcare LLC Term Loan B, 4.50%, 05/03/18	149	149
Immucor Inc. Term Loan, 5.00%, 08/19/18	117	117
Universal Health Services Term Loan B, 2.44%, 11/15/16	500	500
Valeant Pharmaceuticals International Inc. Term Loan B
3.50%, 02/13/19	85	84
3.75%, 06/20/20	5	5
		1,445
INDUSTRIALS - 1.3%
Atlantic Aviation FBO Inc. Term Loan, 3.25%, 05/30/20	151	151
Avis Budget Car Rental LLC Term Loan B, 3.00%, 03/15/19	112	112
AWAS Aviation Capital Ltd. Term Loan, 3.50%, 07/16/18	99	100
Berry Plastics Corp. Term Loan D, 3.50%, 01/29/20	175	173
BOC Edwards Term Loan, 4.75%, 03/26/20	110	110
Brock Holdings III Inc. 1st Lien Term Loan, 6.00%, 03/16/17	84	84
Ceridian Corp. Extended US Term Loan, 5.94%, 05/09/17	207	207
Delta Air Lines Inc. Term Loan, 4.25%, 04/20/17	119	119
Emerald Expositions Holdings Inc. Term Loan, 5.50%, 06/12/20	81	81
Generac Power Systems Inc. Term Loan, 6.25%, 05/30/18	78	78
Hamilton Sundstrand Corp. Term Loan, 4.00%, 12/13/19	172	170
Husky Injection Molding Systems Ltd. Term Loan, 4.25%, 07/02/18	85	84
International Lease Finance Co. New Term Loan, 3.50%, 06/30/17	192	191

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Sedgwick CMS Holdings Inc. 1st Lien Term Loan, 4.25%, 06/15/18	81	81
TransDigm Inc. Term Loan C, 3.75%, 02/28/20	65	64
United Air Lines Inc. Term Loan, 4.00%, 03/31/19	210	210
		2,015
INFORMATION TECHNOLOGY - 1.2%
CDW LLC Term Loan, 3.50%, 04/15/20	302	298
First Data Corp. New Dollar Term Loan, 4.19%, 03/24/17	277	270
First Data Corp. New Term Loan B, 4.19%, 09/30/18	144	140
Freescale Semiconductor Inc. Extended Term Loan B, 5.00%, 02/13/20	151	150
Go Daddy Group Inc. Term Loan, 4.25%, 12/17/18	208	206
Lightower Fiber Networks 1st Lien Term Loan B, 4.50%, 03/15/20	81	80
MoneyGram International Inc. Term Loan, 4.25%, 03/15/20	203	203
Skillsoft Corp. New Term Loan, 5.00%, 05/26/17	—	—
SunGard Data Systems Inc. Term Loan E, 4.00%, 03/15/20	150	150
Syniverse Holdings Inc. Delayed Draw New Term Loan, 4.00%, 04/23/19	120	120
Verint Systems Inc. New Term Loan, 4.00%, 08/15/19	111	111
West Corp. Term Loan B-8, 3.75%, 06/30/18	148	148
		1,876
MATERIALS - 0.9%
Berlin Packaging LLC 1st Lien Term Loan, 4.75%, 03/31/19	150	150
Exopack Term Loan, 5.00%, 05/31/17	151	150
Fairmount Minerals Ltd. Term Loan B, 5.25%, 03/15/17	76	76
Ineos U.S. Finance LLC Term Loan B, 4.00%, 05/04/18	303	296
MacDermid Inc. 1st Lien Term Loan, 4.00%, 06/15/20	157	156
MRC Global Inc. Term Loan B, 6.00%, 11/08/19	149	150
Oxea Finance & Cy SCA Term Loan B, 4.75%, 11/30/19	78	77
Pact Group Term Loan B, 3.75%, 05/09/20	106	105
PQ Corp. Extended Term Loan, 4.50%, 02/09/18	167	167
Univar Inc. Term Loan B, 5.00%, 06/30/17	—	—
		1,327
TELECOMMUNICATION SERVICES - 0.7%
Cricket Communications Inc. Term Loan, 4.75%, 02/22/20	211	209
Crown Castle Operating Corp. New Term Loan B, 3.25%, 01/31/19	47	46
Intelsat Jackson Holdings SA Term Loan B-1, 4.50%, 04/02/18	210	210
Level 3 Financing Inc. Term Loan B, 5.25%, 08/01/19	160	160
Level 3 Financing Inc. Term Loan B-2, 4.75%, 08/01/19	217	217
Windstream Corp. Term Loan B-4, 3.50%, 01/15/20	190	189
		1,031
UTILITIES - 0.5%
NRG Energy Inc. Refinancing Term Loan B, 2.75%, 07/01/18	236	233
La Frontera Generation Term Loan, 4.50%, 09/30/20	100	99
Calpine Corp. Term Loan B-1, 3.00%, 05/01/20	143	141
Calpine Corp. Term Loan, 4.00%, 04/01/18	96	96
Essential Power Term Loan B-1, 4.25%, 08/08/19	72	72
Calpine Corp. Term Loan B-3, 4.50%, 04/01/18	93	93
		734
Total Variable Rate Senior Loan Interests (cost $17,292)		17,122

SHORT TERM INVESTMENTS - 27.4%

Investment Companies - 18.7%
JNL Money Market Fund, 0.01% (a) (h)	28,469	28,469

Securities Lending Collateral - 8.7%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	13,304	13,304
Total Short Term Investments (cost $41,773)		41,773

Total Investments - 135.5% (cost $210,578)		206,277
Other Assets and Liabilities, Net - (35.5%)		(54,020)
Total Net Assets - 100.0%		$152,257

JNL/Oppenheimer Global Growth Fund

Portfolio Composition:	Percentage of Total Investments
Information Technology	24.7%
Consumer Discretionary	16.2
Financials	15.9
Health Care	12.6
Industrials	12.1
Consumer Staples	7.2
Energy	3.3
Telecommunication Services	1.8
Materials	1.1
Utilities	0.5
Short Term Investments	4.6
Total Investments	100.0%

	Shares/Par (p)	Value
COMMON STOCKS - 96.2%

CONSUMER DISCRETIONARY - 14.7%
Brunello Cucinelli SpA (e)	39	$973
Groupe Fnac (c) (e)	47	122
Grupo Televisa SAB - GDR	241	5,986
Inditex SA	100	12,318
Lottomatica SpA	128	3,207
LVMH Moet Hennessy Louis Vuitton SA	90	14,574
McDonald’s Corp.	124	12,272
McGraw-Hill Cos. Inc.	237	12,603
PPR SA (e)	70	14,338
Tiffany & Co.	136	9,940
Tod’s SpA	50	7,090
Walt Disney Co.	254	16,060
Zee Entertainment Enterprises Ltd.	1,187	4,711
		114,194
CONSUMER STAPLES - 7.4%
Carlsberg A/S - Class B	49	4,390
Cia de Bebidas das Americas - ADR	168	6,269

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Colgate-Palmolive Co.	249	14,239
Fomento Economico Mexicano SAB de CV - ADR	100	10,278
Nestle SA	131	8,608
Unilever Plc	330	13,377
		57,161
ENERGY - 3.4%
Repsol SA	277	5,844
Technip SA	131	13,277
Transocean Ltd.	3	138
Transocean Ltd.	143	6,849
		26,108
FINANCIALS - 16.4%
Allianz SE	87	12,677
Banco Bilbao Vizcaya Argentaria SA (e)	1,087	9,138
BM&F Bovespa SA	1,193	6,554
Citigroup Inc.	196	9,403
Credit Suisse Group AG	261	6,922
Dai-Ichi Life Insurance Co. Ltd.	6	8,943
Deutsche Bank AG	235	9,866
DLF Ltd.	2,290	6,947
Fidelity National Financial Inc. - Class A	198	4,705
Goldman Sachs Group Inc.	55	8,313
ICICI Bank Ltd. - ADR	250	9,571
Itau Unibanco Holding SA - ADR	517	6,677
Societe Generale - Class A	119	4,101
Sumitomo Mitsui Financial Group Inc.	179	8,212
UBS AG	902	15,312
		127,341
HEALTH CARE - 13.0%
Aetna Inc.	208	13,191
Allergan Inc.	59	4,973
Bayer AG	113	12,012
Gilead Sciences Inc. (c)	157	8,056
Medivation Inc. (c)	39	1,942
Roche Holding AG	37	9,167
Shire Plc	143	4,545
St. Jude Medical Inc.	85	3,858
Theravance Inc. (c) (e)	185	7,142
ThromboGenics NV (c) (e)	25	972
Vertex Pharmaceuticals Inc. (c)	103	8,218
WellPoint Inc.	214	17,546
Zimmer Holdings Inc.	122	9,116
		100,738
INDUSTRIALS - 12.4%
3M Co.	106	11,585
Assa Abloy AB - Class B	303	11,839
Embraer SA - ADR	236	8,701
Emerson Electric Co.	126	6,852
European Aeronautic Defence & Space Co. NV	375	20,036
Fanuc Ltd.	34	4,906
FLSmidth & Co. A/S	94	4,271
Nidec Corp. (e)	78	5,457
Prysmian SpA	202	3,760
Siemens AG	103	10,407
United Parcel Service Inc. - Class B	98	8,510
		96,324
INFORMATION TECHNOLOGY - 25.4%
Adobe Systems Inc. (c)	265	12,088
Altera Corp.	400	13,193
eBay Inc. (c)	322	16,666
Facebook Inc. - Class A (c)	193	4,805
Fusion-io Inc. (c) (e)	248	3,526
Google Inc. - Class A (c)	22	19,403
Infosys Ltd.	155	6,466
Intuit Inc.	187	11,417
Juniper Networks Inc. (c)	411	7,939
Keyence Corp.	31	10,003
Kyocera Corp.	63	6,400
Maxim Integrated Products Inc.	413	11,480
Microsoft Corp.	334	11,548
Murata Manufacturing Co. Ltd.	160	12,132
SAP AG	229	16,716
Taiwan Semiconductor Manufacturing Co. Ltd.	2,225	8,054
Telefonaktiebolaget LM Ericsson - Class B	2,223	25,210
		197,046
MATERIALS - 1.2%
Iluka Resources Ltd. (e)	146	1,317
Linde AG	42	7,829
		9,146
TELECOMMUNICATION SERVICES - 1.8%
KDDI Corp.	270	14,063

UTILITIES - 0.5%
Fortum Oyj	212	3,971
Total Common Stocks (cost $637,644)		746,092

PREFERRED STOCKS - 2.0%

CONSUMER DISCRETIONARY - 2.0%
Bayerische Motoren Werke AG	220	14,996
Total Preferred Stocks (cost $11,521)		14,996

RIGHTS - 0.0%
Repsol SA (c) (e)	277	154
Total Rights (cost $163)		154

SHORT TERM INVESTMENTS - 4.7%

Investment Companies - 1.7%
JNL Money Market Fund, 0.01% (a) (h)	13,420	13,420

Securities Lending Collateral - 3.0%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	23,231	23,231
Total Short Term Investments (cost $36,651)		36,651

Total Investments - 102.9% (cost $685,979)		797,893
Other Assets and Liabilities, Net - (2.9%)		(22,287)
Total Net Assets - 100.0%		$775,606

JNL/PPM America Floating Rate Income Fund (t)

Portfolio Composition:	Percentage of Total Investments
Consumer Discretionary	23.3%
Industrials	12.3
Health Care	11.6
Information Technology	9.6
Materials	8.0
Consumer Staples	6.6
Financials	5.6
Telecommunication Services	5.0
Energy	4.0
Utilities	1.4
Short Term Investments	12.6
Total Investments	100.0%

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
CORPORATE BONDS AND NOTES - 6.3%

CONSUMER DISCRETIONARY - 1.6%
AMC Networks Inc., 4.75%, 12/15/22	$1,000	$965
BC Mountain LLC, 7.00%, 02/01/21 (r)	100	102
Beazer Homes USA Inc., 9.13%, 06/15/18	1,000	1,040
Delphi Corp., 5.00%, 02/15/23	653	671
DISH DBS Corp., 5.00%, 03/15/23	1,983	1,909
Glencore Funding LLC, 4.13%, 05/30/23 (r)	924	824
KB Home, 7.50%, 09/15/22	234	251
Levi Strauss & Co., 7.63%, 05/15/20	1,000	1,080
MCE Finance Ltd., 5.00%, 02/15/21 (r)	759	712
MGM Resorts International
6.75%, 10/01/20	804	832
6.63%, 12/15/21	577	595
PVH Corp., 4.50%, 12/15/22	229	220
Rent-A-Center Inc., 4.75%, 05/01/21 (r)	416	394
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	131	128
RSI Home Products Inc., 6.88%, 03/01/18 (r)	556	568
Sally Holdings LLC, 5.75%, 06/01/22	346	351
Seminole Hard Rock Entertainment Inc., 5.88%, 05/15/21 (r)	427	414
SIWF Merger Sub Inc., 6.25%, 06/01/21 (r)	471	462
Starz LLC, 5.00%, 09/15/19	436	433
Studio City Finance Ltd., 8.50%, 12/01/20 (r)	1,000	1,070
Tempur-Pedic International Inc., 6.88%, 12/15/20 (r)	121	128
TRW Automotive Inc., 4.50%, 03/01/21 (r)	867	865
WideOpenWest Finance LLC, 10.25%, 07/15/19	1,000	1,062
Wolverine World Wide Inc., 6.13%, 10/15/20 (r)	132	136
Wynn Las Vegas LLC, 7.75%, 08/15/20	1,000	1,110
		16,322
CONSUMER STAPLES - 0.2%
B&G Foods Inc., 4.63%, 06/01/21	549	524
Chiquita Brands International Inc., 7.88%, 02/01/21 (r)	197	207
Hawk Acquisition Sub Inc., 4.25%, 10/15/20 (r)	1,506	1,440
		2,171
ENERGY - 1.4%
Chesapeake Midstream Partners LP, 6.13%, 07/15/22	946	958
Concho Resources Inc., 5.50%, 04/01/23	1,000	985
Continental Resources Inc., 4.50%, 04/15/23 (r)	1,535	1,493
DCP Midstream LLC, 5.85%, 05/21/43 (i) (r)	1,344	1,290
Denbury Resources Inc., 4.63%, 07/15/23	1,187	1,095
Hornbeck Offshore Services Inc., 5.00%, 03/01/21 (r)	1,000	928
MarkWest Energy Partners LP, 4.50%, 07/15/23	743	680
Offshore Group Investment Ltd., 7.13%, 04/01/23 (r)	1,408	1,383
Pacific Drilling SA, 5.38%, 06/01/20 (r)	642	600
Penn Virginia Corp., 8.50%, 05/01/20 (r)	1,000	970
Penn Virginia Resource Partners LP, 6.50%, 05/15/21 (r)	1,119	1,077
Plains Exploration & Production Co., 6.88%, 02/15/23	1,000	1,069
Regency Energy Partners LP, 4.50%, 11/01/23 (r)	987	893
Sabine Pass Liquefaction LLC, 5.63%, 02/01/21 (r)	370	359
Seadrill Ltd., 5.63%, 09/15/17 (r)	750	739
		14,519
FINANCIALS - 0.1%
Ford Motor Credit Co. LLC, 5.88%, 08/02/21	1,000	1,090

HEALTH CARE - 0.4%
Community Health Systems Inc., 8.00%, 11/15/19	714	760
HCA Inc., 8.50%, 04/15/19	1,000	1,073
VPII Escrow Corp., 6.75%, 08/15/18 (r)	2,133	2,186
		4,019
INDUSTRIALS - 0.8%
Aircastle Ltd., 6.25%, 12/01/19	1,026	1,066
Algeco Scotsman Global Finance Plc, 10.75%, 10/15/19 (r)	2,000	1,910
Bombardier Inc.
4.25%, 01/15/16 (r)	446	456
6.13%, 01/15/23 (r)	585	581
International Lease Finance Corp., 4.63%, 04/15/21	1,649	1,517
ServiceMaster Co., 7.00%, 08/15/20	1,065	1,010
United Rentals North America Inc., 8.38%, 09/15/20	1,000	1,082
		7,622
INFORMATION TECHNOLOGY - 0.2%
First Data Corp., 7.38%, 06/15/19 (r)	483	496
NXP BV
5.75%, 02/15/21 (r)	212	215
5.75%, 03/15/23 (r)	242	244
ViaSat Inc., 6.88%, 06/15/20	1,008	1,063
		2,018
MATERIALS - 1.1%
Ashland Inc., 4.75%, 08/15/22 (r)	432	428
Ball Corp., 4.00%, 11/15/23	1,500	1,387
Barrick Gold Corp., 4.10%, 05/01/23 (r)	2,013	1,681
Cemex SAB de CV, 5.88%, 03/25/19 (r)	393	381
Commercial Metals Co., 4.88%, 05/15/23	227	209
Eldorado Gold Corp., 6.13%, 12/15/20 (r)	460	444
FMG Resources August 2006 Pty Ltd., 6.88%, 04/01/22 (r)	1,000	970
Freeport-McMoRan Copper & Gold Inc.
3.55%, 03/01/22	36	33
3.88%, 03/15/23 (r)	1,396	1,263
Hexion US Finance Corp., 6.63%, 04/15/20 (r)	2,000	1,995
INEOS Group Holdings SA, 6.13%, 08/15/18 (r)	472	451
Rain CII Carbon LLC, 8.25%, 01/15/21 (r)	1,000	1,000
Rock-Tenn Co., 3.50%, 03/01/20	227	222
Sawgrass Merger Sub Inc., 8.75%, 12/15/20 (r)	955	976
		11,440
TELECOMMUNICATION SERVICES - 0.3%
Frontier Communications Corp., 7.63%, 04/15/24	328	329
Intelsat Luxembourg SA, 7.75%, 06/01/21 (r)	1,000	1,010
Lynx II Corp., 6.38%, 04/15/23 (r)	362	365
Sprint Capital Corp., 6.88%, 11/15/28	1,000	960
Windstream Corp., 6.38%, 08/01/23	498	465
		3,129
UTILITIES - 0.2%
AES Corp.
7.38%, 07/01/21	1,000	1,097
4.88%, 05/15/23	197	184
Puget Energy Inc., 6.00%, 09/01/21	778	836
		2,117
Total Corporate Bonds and Notes (cost $65,361)		64,447

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
VARIABLE RATE SENIOR LOAN INTERESTS - 93.8% (i)

CONSUMER DISCRETIONARY - 25.1%
Acosta Inc. Term Loan D, 5.00%, 03/02/18	2,348	2,359
Advantage Sales and Marketing Inc. 1st Lien New Term Loan
4.25%, 12/17/17	54	54
4.25%, 12/17/17	1,896	1,891
4.25%, 12/17/17	3,365	3,357
Affinion Group Replacement Term Loan, 5.00%, 10/10/16	1,955	1,855
Allison Transmission Inc. Term Loan B-3, 4.25%, 08/08/19	376	377
AMC Entertainment Inc Term Loan B, 3.50%, 04/30/20	3,127	3,115
Ameristar Casinos Term Loan B, 4.00%, 04/14/18	241	241
Apex Tool Group LLC Term Loan B, 4.50%, 01/31/20	3,000	2,997
Atlantic Broadband Finance LLC, 3.25%, 11/30/19	1,290	1,283
Autoparts Holdings Ltd. 1st Lien Term Loan
6.50%, 07/29/17	717	708
6.50%, 07/29/17	1,405	1,389
AutoTrader.com Inc. Term Loan B, 4.00%, 12/15/16	474	476
Bass Pro Group LLC Term Loan B, 4.00%, 11/30/19	3,176	3,170
Bombardier Recreational Products Inc. Term Loan B, 5.00%, 01/31/19	3,771	3,764
Boyd Gaming Corp. Incremental Term Loan B, 6.00%, 12/17/15	1,388	1,389
Bright Horizons Family Solutions LLC Term Loan B, 3.95%, 01/31/20	2,985	2,992
Burger King Corp. Term Loan B, 3.75%, 09/28/19	1,290	1,295
Capital Safety Group 1st Lien Term Loan, 6.25%, 12/30/19	2,222	2,221
Cedar Fair LP Term Loan, 3.25%, 02/20/20	1,496	1,498
Cequel Communications LLC New Term Loan B, 3.50%, 02/28/19	1,000	991
Cequel Communications LLC Term Loan
3.50%, 02/14/19	1,496	1,482
3.50%, 02/28/19	3,459	3,427
Charter Communications Operating LLC Term Loan E, 2.25%, 04/25/20	6,000	5,920
Charter Communications Operating LLC Term Loan F, 3.00%, 12/31/20	473	468
Chrysler Group LLC Term Loan B, 4.25%, 05/24/17	4,982	4,999
Cinemark USA Inc. Term Loan, 5.13%, 12/15/22	270	261
Cinemark USA Inc. Term Loan B
3.21%, 12/30/19	402	402
3.21%, 12/30/19	576	576
3.21%, 12/30/19	232	232
3.21%, 12/30/19	406	406
Clarke American Corp. Term Loan B
5.25%, 06/30/17	156	150
5.25%, 06/30/17	171	164
5.25%, 06/30/17	541	520
5.25%, 06/30/17	302	290
Crossmark Holdings Inc. Term Loan
4.50%, 12/21/19	69	69
4.50%, 12/21/19	1,423	1,417
CSC Holdings Inc. Term Loan, 2.70%, 04/25/20	4,000	3,950
Cumulus Media Inc. 1st Lien Term Loan B, 4.50%, 09/16/18	1,890	1,889
David’s Bridal Inc. Initial Term Loan, 5.00%, 10/08/19	2,985	2,983
DineEquity Inc. Term Loan B-2, 3.75%, 10/19/17	420	421
Dunkin’ Brands Inc. Term Loan B-3
3.75%, 02/14/20	2,156	2,148
3.75%, 02/14/20	2,249	2,241
3.75%, 02/14/20	1,000	996
5.00%, 02/14/20	12	12
Formula One Holdings Term Loan B-2
6.00%, 04/29/19	2,475	2,469
4.50%, 04/30/19	3,000	2,993
Four Seasons Hotels Limited 1st Lien Term Loan, 3.25%, 06/23/20	2,326	2,335
Four Seasons Hotels Limited 2nd Lien Term Loan, 5.25%, 12/23/20	968	975
FoxCo Acquisition LLC Replacement Term Loan B, 5.50%, 07/31/17	4,221	4,255
Freedom Group Inc. Term Loan, 5.50%, 04/19/19	2,476	2,472
FTD Group Inc. Term Loan, 4.75%, 06/10/18	1,775	1,773
Getty Images Inc. Initial Term Loan, 4.75%, 10/03/19	1,940	1,915
GNC Corp. Term Loan B
3.75%, 03/02/18	2,000	1,994
3.75%, 03/02/18	1,917	1,911
Goodyear Engineered Products 1st Lien Term Loan, 5.25%, 09/06/17	4,988	4,931
Gymboree Corp. 1st Lien Term Loan, 5.00%, 02/23/18	2,978	2,862
Harrahs Operating Co. Inc. Extended Term Loan B, 4.44%, 01/28/18	798	684
Hoyts Group Holdings LLC Term Loan, 4.00%, 05/21/20	2,000	1,995
J. Crew Group Inc. Term Loan B-1
4.00%, 03/07/18	1,459	1,451
4.00%, 03/07/18	673	669
4.00%, 03/07/18	728	724
Jo-Ann Stores Inc. Term Loan B
4.00%, 03/18/18	499	496
4.00%, 03/18/18	2,000	1,989
Kabel Deutschland GmbH Extended Term Loan, 3.50%, 02/01/19	1,500	1,494
Kasima LLC Term Loan, 3.25%, 05/23/21	4,000	3,980
Landry’s Inc. Term Loan B, 4.75%, 04/24/18	2,974	2,979
LIN Television Corp. New Term Loan, 3.75%, 12/31/18	598	598
LIN Television Corp. Term Loan B, 3.75%, 12/31/18	140	140
Live Nation Entertainment Inc. Term Loan B, 4.50%, 11/05/16	1,950	1,954
Merlin Entertainments Group Term Loan, 4.02%, 07/01/19	3,000	2,992
MGM Resorts International Term Loan B
3.50%, 12/20/19	1,000	992
3.50%, 12/20/19	4,297	4,265
Michaels Stores Inc. Term Loan, 3.75%, 01/25/20	4,000	3,984
Neiman Marcus Group Inc. Term Loan, 4.00%, 05/16/18	5,277	5,256
NEP II Inc. Extended Term Loan, 4.75%, 01/20/20	1,990	1,998
Nexstar Broadcasting Group Inc. Term Loan B, 4.50%, 11/19/19	456	457
Nexstar Broadcasting Inc. Delayed Draw Term Loan, 4.50%, 11/19/19	193	193

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Nine Entertainment Corp. Term Loan, 3.50%, 01/28/20	4,000	3,975
NPC International Inc. New Term Loan
4.50%, 12/28/18	404	404
4.50%, 12/28/18	587	588
OneStopPlus Group 1st Lien Term Loan, 4.44%, 02/04/20	2,992	2,992
Orbitz Worldwide Inc. Term Loan B, 4.50%, 09/20/17	1,000	1,003
Orbitz Worldwide Inc. Term Loan C-1, 5.75%, 03/20/19	812	812
OSI Restaurant Partners LLC Replacement Term Loan
3.50%, 10/23/19	131	131
3.50%, 10/23/19	4,136	4,119
Otter Products LLC Term Loan B, 5.25%, 04/29/19	3,000	3,004
Party City Holdings Inc. Extended Term Loan
4.25%, 07/23/19	1,000	991
4.25%, 07/23/19	1,041	1,032
4.25%, 07/23/19	137	136
4.25%, 07/23/19	929	921
4.25%, 07/23/19	1,078	1,069
4.25%, 07/23/19	135	134
Peninsula Gaming LLC Term Loan B, 4.25%, 11/20/17	1,642	1,638
Penn National Gaming Inc. Term Loan B
3.75%, 07/14/18	3	3
3.75%, 07/14/18	901	904
PETCO Animal Supplies Inc. New Term Loan
4.00%, 11/24/17	230	230
4.00%, 11/24/17	230	230
4.00%, 11/24/17	230	230
4.00%, 11/24/17	230	230
4.00%, 11/24/17	230	230
4.00%, 11/24/17	230	230
4.00%, 11/24/17	1,368	1,366
4.00%, 11/24/17	1,000	998
Pilot Travel Centers LLC Additional Term Loan B, 4.25%, 08/16/19	2,531	2,491
Pinnacle Entertainment Incremental Term Loan B, 4.00%, 03/08/19	988	986
Regal Cinemas Corp. Replacement Term Loan, 3.28%, 08/23/17	282	281
Regal Cinemas Corp. Term Loan, 3.28%, 08/23/17	639	638
Roundy’s Inc. 1st Lien Term Loan, 5.75%, 02/24/19	893	870
Sabre Inc. Term Loan B, 5.25%, 02/19/19	2,454	2,466
Sage Products Holdings III LLC Replacement Term Loan, 4.25%, 12/31/19	919	917
Savers Inc. New Term Loan, 5.00%, 07/09/19	2,107	2,109
Saxon Enterprises LLC Term Loan, 5.42%, 02/12/19	2,993	2,995
Scientific Games Corp. Term Loan, 3.25%, 06/14/20	4,000	3,937
Seaworld Parks & Entertainment Inc. Term Loan B-2, 3.00%, 05/17/20	800	792
Seminole Hard Rock Entertainment Inc. Term Loan, 3.50%, 05/15/20	833	829
Seminole Tribe of Florida Initial Term Loan, 3.00%, 04/26/20	3,350	3,336
ServiceMaster Co. Term Loan, 4.46%, 01/31/17	2,931	2,900
ServiceMaster Co. Term Loan C, 4.25%, 07/24/14	990	977
Sinclair Television Group Inc. Term Loan B, 3.00%, 04/09/20	2,494	2,484
SOURCECORP Inc. Term Loan, 5.25%, 04/30/18	1,000	1,004
SRAM LLC Term Loan
4.00%, 04/10/20	185	183
4.00%, 04/10/20	2,748	2,717
4.50%, 04/10/20	1,000	989
5.25%, 04/10/20	13	12
Station GVR Acquisition LLC Term Loan B, 5.00%, 02/21/20	1,995	1,993
Tempur-Pedic International Inc. Term Loan B, 3.50%, 12/31/19	1,661	1,645
TI Group Automotive Systems LLC Term Loan B, 5.50%, 03/28/19	2,993	3,021
Toys R Us Inc. Term Loan, 6.00%, 09/01/16	1,918	1,880
Tribune Co. Term Loan B, 4.00%, 12/21/19	1,990	1,978
Univision Communications Inc. Converted Extended Term Loan, 4.75%, 02/28/20	4,899	4,849
Univision Communications Inc. Incremental Term Loan, 4.00%, 03/01/20	1,766	1,728
Univision Communications Inc. New 1st Lien Term Loans
4.50%, 02/28/20	1,000	989
4.50%, 02/28/20	1,496	1,479
UPC Financing Partnership Term Loan AH, 3.25%, 06/30/21	5,883	5,848
ValleyCrest Cos. LLC Term Loan, 5.50%, 06/13/19	1,426	1,418
Visant Holding Corp. Term Loan B
5.25%, 12/22/16	41	39
5.25%, 12/22/16	1,183	1,125
Waddington North America Inc. Term Loan
4.50%, 05/30/20	3,000	2,974
8.50%, 11/24/20	1,000	1,005
WaveDivision Holdings LLC Term Loan, 5.50%, 08/08/19	2,587	2,581
Weather Channel Term Loan, 3.50%, 02/11/17	973	973
Weather Co. Term Loan
7.00%, 12/21/20	16	16
7.00%, 12/21/20	984	989
Weight Watchers International Inc. Initial Term Loan B-2, 3.75%, 04/02/20	5,000	4,964
Wendy’s International Inc. Term Loan B, 3.25%, 05/16/19	1,710	1,702
WideOpenWest Finance LLC Term Loan B, 4.75%, 04/01/19	2,532	2,536
Windsor Quality Food Co. Ltd. Term Loan B, 5.07%, 02/09/17	624	623
WMG Acquisition Corp. Refinancing Term Loan, 3.75%, 07/06/20	1,000	992
WMG Acquisition Corp. Term Loan, 3.75%, 07/06/20	2,000	1,973
Yankee Candle Co. Inc. Term Loan, 5.25%, 03/30/19	903	902
		254,755
CONSUMER STAPLES - 7.3%
Albertson’s LLC Term Loan B-2, 4.75%, 05/21/19	3,350	3,325
ARAMARK Corp. Extended Term Loan
3.51%, 01/26/14	123	123
3.49%, 07/26/16	607	607
3.49%, 07/26/16	321	320
3.55%, 07/26/16	1,877	1,875
ARAMARK Corp. Term Loan, 3.50%, 07/26/16	72	72
ARAMARK Corp. Term Loan D, 4.00%, 09/01/19	1,000	996
Arysta LifeScience SPC LLC 1st Lien Term Loan
4.50%, 05/22/20	1,500	1,484

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
4.50%, 05/22/20	1,000	989
Arysta LifeScience SPC LLC 2nd Lien Term Loan, 8.25%, 11/20/20	500	491
CSM Bakery Supplies Term Loan, 4.75%, 05/22/20	2,000	1,979
CTI Foods Holding Co. LLC 1st Lien Term Loan, 4.50%, 06/20/20	3,000	2,978
Del Monte Corp. New Term Loan B, 4.00%, 02/16/18	4,734	4,712
Dole Food Co. Term Loan
3.75%, 04/24/20	593	589
3.75%, 04/24/20	593	589
3.75%, 04/24/20	593	589
3.75%, 04/24/20	593	589
3.75%, 04/24/20	593	589
3.75%, 04/24/20	400	398
3.75%, 04/24/20	600	596
3.75%, 04/24/20	7	7
3.75%, 04/24/20	7	7
3.75%, 04/24/20	7	7
4.93%, 04/24/20	15	15
HJ Heinz Co. Term Loan B-2
3.50%, 04/05/20	2,000	1,998
3.50%, 04/15/20	12,000	11,986
Hostess Brands Inc. Term Loan
6.50%, 03/11/20	3,220	3,274
6.50%, 03/11/20	280	285
Michael Foods Group Inc. Term Loan B, 4.25%, 02/25/18	1,536	1,544
Pinnacle Foods Finance LLC Term Loan G
3.25%, 04/16/20	4,975	4,938
3.25%, 04/16/20	13	12
Reynolds Group Holdings Inc. US Term Loan
4.75%, 09/26/18	2,167	2,170
4.75%, 09/26/18	1,859	1,861
4.75%, 09/26/18	1,135	1,137
Rite Aid Corp. 2nd Lien Term Loan, 4.00%, 06/21/21	2,000	1,993
Rite Aid Corp. Term Loan, 4.00%, 02/15/20	1,995	1,986
Roundy’s Supermarkets Inc. Term Loan B
5.75%, 02/08/19	887	864
5.75%, 02/08/19	1,196	1,165
Spectrum Brands Inc. Initial Term Loan, 4.50%, 11/16/19	3,493	3,499
Sprouts Farmers Markets Holdings LLC 1st Lien Term Loan, 4.50%, 04/26/20	3,000	2,993
Sun Products Corp. Term Loan B, 6.50%, 03/23/20	2,993	2,955
SUPERVALU Inc. New Term Loan, 5.00%, 03/21/19	3,488	3,462
Tomkins Air Distribution 1st Lien Term Loan, 5.25%, 11/09/18	1,940	1,948
		73,996
ENERGY - 3.2%
Alpha Natural Resources Inc. Term Loan B, 3.50%, 05/25/20	3,000	2,914
Covanta Energy Corp. Replacement Term Loan, 3.50%, 03/28/19	1,481	1,491
Energy Transfer Equity LP Term Loan, 3.75%, 03/21/17	1,350	1,353
EP Energy LLC Incremental Term Loan, 4.50%, 04/24/19	1,950	1,949
EP Energy LLC Term Loan B-2, 4.50%, 04/24/19	2,000	1,999
EquiPower Resources Holdings LLC 1st Lien Term Loan, 6.50%, 12/20/18	2,106	2,093
EquiPower Resources Holdings LLC Term Loan C, 3.25%, 12/21/18	2,000	1,987
Fairmount Minerals Ltd. Term Loan B, 5.25%, 03/15/17	723	722
GIM Channelview Cogeneration LLC Term Loan, 4.25%, 05/02/20	1,000	1,002
Oxbow Carbon LLC Term Loan B-1, 3.80%, 05/08/16	780	781
Pacific Drilling SA Term Loan, 4.50%, 06/03/18	4,000	3,981
Quicksilver Resources Inc. 2nd Lien Term Loan, 7.00%, 06/21/19	4,000	3,880
Ruby Pipeline Holding Co. LLC Term Loan
3.50%, 03/27/20	2,618	2,605
3.50%, 03/27/20	382	380
Samson Investment Co. 2nd Lien Term Loan, 6.00%, 09/25/18	2,650	2,640
Sheridan Production Partners I-A LP Term Loan B-2, 5.00%, 10/05/19	324	321
Sheridan Production Partners I-M LP Term Loan B-2, 5.00%, 10/05/19	198	196
Vantage Delware Holdings LLC Term Loan, 5.75%, 03/28/19	1,999	2,004
		32,298
FINANCIALS - 6.3%
American General Finance Corp. Term Loan, 5.50%, 05/06/17	4,171	4,171
AmWINS Group Inc. Term Loan, 5.00%, 09/06/19	3,586	3,592
Asurion LLC Incremental Term Loan, 3.75%, 06/20/20	2,000	1,928
Asurion LLC Term Loan
4.50%, 05/24/19	3,636	3,599
4.50%, 05/24/19	2,000	1,979
Capital Automotive LP 2nd Lien Term Loan, 6.00%, 04/25/20	1,000	1,005
Capital Automotive LP Term Loan B
4.00%, 04/19/19	3,580	3,577
4.00%, 04/19/19	1,000	999
CB Richard Ellis Services Inc. Term Loan B, 2.94%, 03/28/21	467	465
CNO Financial Group Inc. Term Loan B-2, 5.00%, 09/28/18	1,854	1,842
Cooper Gay Swett & Crawford Term Loan, 5.00%, 04/15/20	500	497
Cunningham Lindsey U.S. Inc. Term Loan, 5.00%, 10/18/19	2,489	2,479
Duff & Phelps Corp. 1st Lien Term Loan, 4.50%, 03/28/20	1,000	1,001
Everest Acquisition LLC Term Loan B-3, 3.50%, 05/24/18	500	495
HarbourVest Partners LP 1st Lien Term Loan, 4.75%, 11/19/17	1,770	1,779
Hub International Holdings Inc. Term Loan B
3.69%, 06/13/17	2,000	2,000
3.69%, 06/13/17	1,954	1,954
iPayment Inc. Term Loan B, 5.75%, 05/08/17	680	670
LPL Holdings Inc. Incremental Term Loan B, 3.25%, 03/29/19	3,970	3,949
Mondrian Investment Partners Ltd. Term Loan B, 4.00%, 07/12/18	877	878
National Financial Partners Corp. Term Loan B, 5.25%, 06/25/20	3,000	2,979
Nuveen Investments Inc. 1st Lien Term Loan B, 4.19%, 05/07/17	4,000	3,964
Nuveen Investments Inc. 2nd Lien Term Loan
6.50%, 02/17/19	1,000	986
6.50%, 02/17/19	1,500	1,479

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Realogy Corp. Extended Term Loan
4.50%, 10/10/16	5,000	5,001
4.51%, 10/10/16	71	71
Realogy Corp. Term Loan B, 4.50%, 03/01/20	1,615	1,615
Sheridan Investment Partners I LLC Term Loan B-2, 5.00%, 10/05/19	2,441	2,425
StoneRiver Holdings Inc. 1st Lien Term Loan
4.50%, 11/30/19	591	585
4.50%, 11/30/19	99	98
4.50%, 11/30/19	1,025	1,016
4.50%, 11/30/19	66	66
4.50%, 11/30/19	219	217
StoneRiver Holdings Inc. 2nd Lien Term Loan
8.50%, 05/29/20	148	147
8.50%, 05/29/20	25	25
8.50%, 05/29/20	256	254
8.50%, 05/29/20	17	16
8.50%, 05/29/20	55	54
TCW Group Inc. Term Loan, 4.00%, 12/27/20	1,297	1,297
USI Inc. Term Loan, 5.25%, 12/19/19	2,935	2,941
		64,095
HEALTH CARE - 12.9%
Alere Inc. Term Loan B, 4.50%, 06/30/17	1,970	1,977
Alliance HealthCare Services Inc. Term Loan, 4.25%, 06/03/19	1,619	1,617
Ardent Medical Services Inc. Term Loan, 6.75%, 05/02/18	2,587	2,602
ATI Holdings Inc. 1st Lien Term Loan, 5.75%, 02/01/20	995	999
Aveta Inc. Term Loan
9.75%, 10/23/17	926	931
9.75%, 10/23/17	674	677
Axcan Intermediate Holdings Inc. Term Loan
5.50%, 02/11/17	1,760	1,758
5.50%, 02/11/17	190	190
5.50%, 02/11/17	2,000	1,997
5.50%, 02/11/17	247	247
Bausch & Lomb Inc. Term Loan, 4.00%, 05/17/19	1,650	1,647
Biomet Inc. Term Loan
3.95%, 07/25/17	951	945
3.95%, 07/25/17	38	37
3.95%, 07/25/17	997	991
Catalent Pharma Solutions Inc. Term Loan, 5.25%, 09/15/17	985	985
Community Health Systems Delayed Draw Term Loan
3.78%, 01/25/17	26	26
3.78%, 01/25/17	97	96
3.78%, 01/25/17	2,806	2,806
Community Health Systems Extended Term Loan B, 3.78%, 01/25/17	3,000	3,000
Convatec Inc. Dollar Term Loan, 5.75%, 12/22/16	2,847	2,857
DaVita HealthCare Partners Inc. Term Loan B, 4.50%, 10/20/16	1,950	1,954
DaVita HealthCare Partners Inc. Term Loan B-2, 4.00%, 08/24/19	1,705	1,705
Emdeon Business Services LLC Term Loan
3.75%, 11/17/18	2,000	1,986
3.75%, 11/17/18	64	63
3.75%, 11/17/18	93	93
3.75%, 11/17/18	648	644
3.75%, 11/17/18	410	407
3.75%, 11/17/18	1,753	1,740
Emergency Medical Services Corp. Term Loan
4.00%, 05/05/18	1,440	1,434
4.00%, 05/05/18	170	170
4.00%, 05/05/18	700	697
4.00%, 05/05/18	2,000	1,991
Endo Pharmaceutical Holdings Inc. Term Loan B, 4.00%, 06/15/18	87	86
Gentiva Health Services Inc. Term Loan B-1, 4.75%, 08/17/16	654	653
Grifols Inc. New U.S. Term Loan B, 4.25%, 06/01/17	1,964	1,971
Harlan Sprague Dawley Inc. Term Loan, 3.71%, 07/11/14	1,923	1,685
HCA Inc. Term Loan B-4, 2.94%, 05/01/18	5,500	5,472
Health Management Associates Inc. Term Loan B
3.50%, 11/18/16	3,035	3,025
3.50%, 11/18/16	1,529	1,523
Heartland Dental Care LLC 1st Lien Term Loan, 6.25%, 12/19/18	1,945	1,955
Hologic Inc. Term Loan B, 4.50%, 08/30/19	1,489	1,491
IASIS Healthcare LLC Term Loan B, 4.50%, 02/20/20	3,943	3,927
Inventiv Health Inc. Term Loan B, 4.75%, 08/02/16	1,061	1,040
Jazz Pharmaceuticals Inc. Term Loan, 3.50%, 06/06/18	1,500	1,501
Kindred Healthcare Inc. Term Loan B-1, 4.25%, 06/01/18	3,000	2,962
Kinetic Concepts Inc. Term Loan D-1, 4.50%, 05/04/18	4,747	4,750
LifePoint Hospitals Inc. Term Loan B, 2.71%, 07/27/17	1,294	1,292
Multiplan Inc. Term Loan
4.75%, 08/26/17	1,000	998
4.75%, 08/26/17	1,442	1,438
Multiplan Inc. Term Loan B-1
4.00%, 08/13/17	1,652	1,648
4.00%, 08/13/17	1,000	998
NBTY Inc. Term Loan
3.50%, 10/01/17	1,655	1,651
3.50%, 10/01/17	197	197
3.50%, 10/01/17	132	131
Onex Carestream Finance LP 1st Lien Term Loan, 5.00%, 06/07/19	3,918	3,868
Onex Carestream Finance LP Term Loan, 8.50%, 12/05/19	2,000	1,960
Par Pharmaceutical Cos. Inc. Term Loan B-1, 4.25%, 09/28/19	1,000	992
Par Pharmaceutical Cos. Inc. Term Loan B, 5.00%, 09/17/19	3,968	3,937
PTS Acquisition Corp. Dollar Term Loan, 4.24%, 09/06/16	1,953	1,946
Quintiles Transnational Corp. Term Loan B-1, 4.50%, 06/08/18	348	348
Quintiles Transnational Corp. Term Loan B-2
4.50%, 06/08/18	2,332	2,327
4.50%, 06/08/18	1,500	1,497
Radnet Management Inc. Add-On Term Loan
5.50%, 10/12/18	3,566	3,563
5.50%, 10/12/18	9	9
Royalty Pharma Term Loan
4.00%, 05/09/18	1,205	1,205
4.00%, 11/09/18	981	981
Select Medical Corp. Term Loan B
4.00%, 06/15/18	—	—
4.00%, 06/15/18	4	4
4.00%, 06/15/18	738	735
4.00%, 06/15/18	237	236
4.00%, 06/15/18	5	5
5.42%, 06/15/18	1	1

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Sheridan Holdings Inc. Incremental Term Loan, 4.50%, 06/29/18	2,488	2,488
Surgical Care Affiliates LLC Extended Term Loan, 4.25%, 06/30/16	967	967
Surgical Care Affiliates LLC Term Loan C, 4.25%, 06/30/18	2,000	1,997
Team Health Inc. Term Loan B, 5.00%, 06/29/18	1,470	1,463
U.S. Renal Care Inc. Term Loan, 6.35%, 07/03/19	1,485	1,492
United Surgical Partners International Inc. 1st Lien Term Loan, 7.00%, 03/30/19	2,302	2,289
United Surgical Partners International Inc. New Term Loan B, 7.00%, 03/30/19	666	662
Universal Health Services Inc. Term Loan B, 2.45%, 11/15/16	962	961
Universal Health Services Term Loan B, 2.44%, 11/15/16	889	888
Valeant Pharmaceuticals International Inc. Term Loan B
3.50%, 02/13/19	1,486	1,475
3.50%, 12/11/19	995	987
3.75%, 07/08/20	3,500	3,488
Vanguard Health Systems Term Loan B, 3.75%, 01/26/16	3,142	3,137
Warner Chilcott Co. Inc. Additional Term Loan B-1
4.25%, 03/15/18	507	506
4.25%, 03/15/18	480	479
Warner Chilcott Co. Inc. Term Loan B-1
4.25%, 03/15/18	1,102	1,101
4.25%, 03/17/18	1,164	1,163
Warner Chilcott Co. Inc. Term Loan B-2, 4.25%, 03/15/18	148	148
Warner Chilcott Co. Inc. Term Loan B-3, 4.25%, 03/15/18	868	868
Warner Chilcott Co. LLC Term Loan B-2, 4.25%, 03/15/18	412	412
WC Luxco S.a.r.l. Term Loan B-3, 4.25%, 03/15/18	917	916
		131,164
INDUSTRIALS - 13.3%
ADS Waste Holdings Inc. Term Loan B, 4.25%, 10/09/19	3,980	3,963
Affinia Group Inc. Term Loan B-2, 4.75%, 04/12/20	500	498
ALIXPARTNERS LLP Replacement Term Loan, 4.50%, 02/14/20	2,178	2,179
Allflex Holdings Inc. Term Loan
4.25%, 06/15/20	3,000	2,996
8.00%, 06/15/21	1,000	999
Alliance Laundry Systems Term Loan B
5.50%, 12/07/18	973	975
4.50%, 02/11/19	500	501
Allison Transmission Inc. New Term Loan B, 3.20%, 08/07/17	3,358	3,366
American Builders & Contractors Supply Co. Inc. Term Loan, 3.50%, 04/15/20	3,000	2,975
Ameriforge Group Inc. 1st Lien Term Loan, 5.00%, 01/31/20	1,990	1,978
Atlantic Aviation FBO Inc. Term Loan, 3.25%, 05/16/20	2,500	2,495
Avis Budget Car Rental LLC Term Loan B, 3.00%, 06/15/19	1,496	1,496
AWAS Aviation Capital Ltd. Term Loan, 3.50%, 07/01/18	2,249	2,262
BakerCorp Replacement Term Loan, 4.25%, 02/20/20	2,993	2,970
Berry Plastics Corp. Term Loan D, 3.50%, 02/15/20	4,988	4,928
BOC Edwards Term Loan, 4.75%, 03/21/20	2,869	2,866
Brickman Group Holdings Inc. Term Loan, 4.00%, 09/28/18	2,310	2,298
Capsugel Holdings US Inc. Term Loan, 4.75%, 08/01/18	1,795	1,800
Coinmach Corp. Term Loan
4.25%, 11/15/19	2,000	1,989
4.25%, 11/15/19	1,000	994
Colfax Corp. Replacement Term Loan B, 3.25%, 01/19/18	1,990	1,986
Delta Airlines Inc. Term Loan B-1, 4.00%, 10/18/18	4,539	4,529
Dematic SA Term Loan, 5.25%, 12/28/19	1,940	1,938
Ducommun Inc. Term Loan B, 5.50%, 06/24/17	1,165	1,177
DuPont Performance Coatings Inc. Term Loan, 4.75%, 01/30/20	5,985	5,980
Earthbound Holdings III LLC Term Loan, 5.58%, 12/21/16	2,065	2,050
Emerald Expositions Holdings Inc. Term Loan, 5.50%, 06/17/20	2,000	1,990
EnergySolutions LLC Term Loan B
6.25%, 08/10/16	126	126
6.25%, 08/10/16	1,706	1,710
Evertec Group LLC Term Loan B, 3.50%, 04/25/20	3,000	2,983
FleetPride Inc. 1st Lien Term Loan, 5.25%, 11/19/19	1,940	1,882
FleetPride Inc. 2nd Lien Term Loan, 9.25%, 05/18/20	2,000	1,895
Generac Power Systems Inc. Term Loan
6.25%, 05/31/18	1,789	1,774
3.50%, 05/12/20	318	315
Genesys Term Loan, 6.75%, 01/25/19	798	793
Hamilton Sundstrand Corp. Term Loan, 4.00%, 12/13/19	3,980	3,944
Harbor Freight Tools USA Term Loan, 5.50%, 11/14/17	993	997
Hertz Corp. New Term Loan, 3.00%, 03/11/18	2,351	2,334
Huntington Ingalls Industries Inc. Term Loan A, 2.75%, 03/11/16	570	570
Information Resources Inc. Term Loan B
4.50%, 12/13/17	163	163
4.50%, 12/13/17	38	38
4.50%, 12/13/17	276	275
4.50%, 12/13/17	687	686
International Lease Finance Co. New Term Loan, 3.50%, 06/30/17	1,667	1,662
KAR Auction Services Inc. Incremental Term Loan, 3.75%, 05/12/17	1,918	1,930
Kenan Advantage Group Inc. Term Loan, 3.75%, 06/11/16	869	869
Microsemi Corp. Term Loan B, 3.75%, 02/17/18	500	500
Milacron LLC Term Loan, 4.25%, 03/28/20	499	497
Nortek Inc. Incremental Term Loan, 5.25%, 04/26/17	399	399
On Assignment Inc. Term Loan B, 3.50%, 05/08/20	1,977	1,973
Progressive Waste Solutions Ltd. Term Loan B, 5.00%, 11/01/19	1,294	1,295
Protection One Inc. Term Loan
4.25%, 03/17/19	499	498
5.50%, 03/17/19	2,716	2,713

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
RBS Global Inc. and Rexnord Corp. Term Loan, 3.75%, 04/01/18	2,710	2,706
Schaeffler AG Term Loan C, 4.25%, 02/28/20	1,340	1,340
Sedgwick CMS Holdings Inc. 1st Lien Term Loan
4.25%, 06/08/18	488	488
4.25%, 06/08/18	3,000	3,000
Sedgwick CMS Holdings Inc. 2nd Lien Term Loan, 8.00%, 12/14/18	250	251
Sedgwick CMS Holdings Inc. Term Loan B-2, 4.00%, 12/31/16	512	512
Sensus Metering Systems Inc. 1st Lien Term Loan, 4.75%, 05/09/17	1,225	1,220
Sequa Corp. Term Loan
5.25%, 06/19/17	1,294	1,295
5.25%, 06/19/17	2,000	2,002
Silver II US Holdings LLC Term Loan, 4.00%, 12/13/19	1,000	991
Swift Transportation Co. Inc. Term Loan B-2
4.00%, 12/21/17	1,039	1,040
4.00%, 12/21/17	178	178
Tower Automotive Holdings USA LLC 1st Lien Term Loan, 5.75%, 04/25/20	1,000	1,008
TransDigm Inc. Term Loan C
3.75%, 02/28/20	3,156	3,111
3.75%, 02/28/20	5,000	4,929
TransUnion LLC Replacement Term Loan, 4.25%, 02/10/19	3,339	3,349
TriMas Corp. Term Loan B, 3.75%, 10/11/19	484	481
UCI International Inc. Term Loan, 5.50%, 03/23/17	1,950	1,950
Unifrax I LLC New Term Loan, 4.19%, 11/28/18	995	992
United Air Lines Inc. Term Loan, 4.00%, 04/01/19	4,000	3,990
US Airways Inc. Term Loan B-1, 4.25%, 05/22/19	2,000	1,974
WireCo WorldGroup Inc. Term Loan, 6.00%, 02/15/17	1,092	1,088
		134,894
INFORMATION TECHNOLOGY - 10.7%
Aeroflex Inc. New Term Loan B, 4.50%, 11/14/19	2,538	2,530
Alcatel-Lucent USA Inc. 1st Lien Term Loan, 7.25%, 01/30/19	2,985	3,009
Ancestry.com Inc. Term Loan B
7.00%, 02/28/18	1,000	998
7.00%, 03/28/18	1,458	1,455
Arris Group Inc. Term Loan, 3.25%, 02/13/20	4,988	4,933
Attachmate Corp. 1st Lien Term Loan
7.25%, 11/15/17	1,480	1,479
7.25%, 11/15/17	2,500	2,498
CCC Information Services Inc. New Term Loan, 4.00%, 12/20/19	1,000	991
CCC Information Services Inc. Term Loan
5.25%, 12/20/19	929	920
5.25%, 12/20/19	39	39
CDW LLC Term Loan
3.50%, 04/24/20	1,500	1,478
3.50%, 04/24/20	2,494	2,458
Commscope Inc. Term Loan, 3.75%, 01/14/18	2,449	2,450
Compucom Systems Inc. Term Loan B, 4.25%, 05/07/20	1,000	982
DG FastChannel Inc. Term Loan B, 5.75%, 07/31/18	2,649	2,607
DigitalGlobe Inc. Term Loan, 3.75%, 01/31/20	499	497
Epicor Software Corp. Term Loan B, 5.00%, 05/15/18	2,450	2,450
EZE Software Group LLC 1st Lien Term Loan
4.75%, 03/14/20	1,463	1,461
4.75%, 03/14/20	537	537
First Data Corp. New Dollar Term Loan, 4.19%, 04/30/17	3,121	3,046
First Data Corp. New Term Loan B, 4.19%, 09/24/18	1,000	974
First Data Corp. Term Loan, 4.21%, 03/24/18	3,697	3,600
First Data Corp. Term Loan B-3, 5.20%, 03/24/17	7	7
Freescale Semiconductor Inc. Extended Term Loan B
5.00%, 02/12/20	4,000	3,964
5.00%, 02/12/20	1,000	991
Genpact International Inc. Term Loan
4.25%, 08/17/19	1,563	1,559
4.25%, 08/17/19	925	923
Go Daddy Group Inc. Term Loan B-1, 7.00%, 10/05/18	983	976
IMS Health Inc. Term Loan B
3.75%, 09/01/17	342	342
3.75%, 09/01/17	1,291	1,289
3.75%, 09/01/17	1,116	1,115
Infor Inc. Term Loan, 3.75%, 05/23/20	500	493
Infor Inc. Term Loan B-2
5.25%, 04/05/18	2,255	2,258
5.25%, 04/05/18	2,000	2,002
Ion Trading Technologies S.A.R.L. 1st Lien Term Loan, 4.50%, 05/21/20	2,000	1,987
Ion Trading Technologies S.A.R.L. 2nd Lien Term Loan, 8.25%, 05/21/21	1,000	997
iPayment Inc. Term Loan B, 5.75%, 05/08/17	15	15
Kronos Inc. 1st Lien Term Loan, 5.50%, 10/25/19	2,587	2,590
Kronos Worldwide Inc. Term Loan B, 5.75%, 06/11/18	537	537
Microsemi Corp. New Term Loan
4.00%, 02/17/18	1,000	1,000
4.00%, 02/17/18	1,711	1,710
Misys Plc Term Loan, 7.25%, 12/01/18	2,134	2,151
MoneyGram International Inc. Term Loan, 4.25%, 03/26/20	3,990	3,993
NXP Funding LLC Term Loan C, 4.75%, 01/11/20	995	1,007
Rovi Corp. Term Loan, 3.50%, 03/29/19	1,846	1,837
Rovi Corp. Term Loan A, 2.82%, 02/07/16	419	416
RP Crown Parent LLC 1st Lien Term Loan, 6.75%, 12/19/18	3,557	3,567
Sensata Technologies BV Term Loan B, 4.00%, 05/12/18	739	741
Skillsoft Corp. New Term Loan, 5.00%, 05/26/17	1,723	1,729
SS&C Technologies Inc. Term Loan B-1, 3.50%, 06/10/19	1,236	1,230
SS&C Technologies Inc. Term Loan B-2, 3.50%, 06/10/19	128	127
SunGard Data Systems Inc. Term Loan D, 4.50%, 12/17/19	499	500
SunGard Data Systems Inc. Term Loan E, 4.00%, 03/08/20	3,968	3,961
SurveyMonkey.com LLC Term Loan, 5.50%, 02/07/19	2,992	2,992
Syniverse Holdings Inc. Delayed Draw New Term Loan, 4.00%, 04/23/19	2,000	1,990
Transaction Network Services Inc. Initial Term Loan, 5.00%, 02/14/20	3,926	3,932
Transfirst Holdings Inc. 1st Lien Term Loan B, 6.25%, 12/27/17	648	646

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Verifone Systems Inc. Term Loan B, 4.25%, 12/28/18	748	744
Verint Systems Inc. New Term Loan, 4.00%, 06/14/19	2,394	2,392
Websense Inc. 1st Lien Term Loan, 4.50%, 06/25/20	1,500	1,495
Websense Inc. 2nd Lien Term Loan, 8.25%, 12/25/20	1,500	1,494
West Corp. Term Loan B-8
3.75%, 06/30/18	3,211	3,199
3.75%, 06/30/18	1,010	1,006
WorldPay Ltd. Term Loan, 4.75%, 04/26/19	2,000	2,000
		109,296
MATERIALS - 8.1%
AI Chem & Cy US AcquisCo Inc. 1st Lien Term Loan
4.50%, 06/28/19	1,975	1,963
4.50%, 06/28/19	1,025	1,018
AI Chem & Cy US AcquisCo Inc. 2nd Lien Term Loan, 8.25%, 03/28/20	250	250
Ascend Performance Materials LLC Term Loan B, 6.75%, 04/10/18	1,481	1,475
AZ Chem U.S. Inc. Term Loan, 7.25%, 12/19/17	1,106	1,112
BWAY Holding Co. Term Loan, 4.50%, 08/31/17	3,881	3,896
Chemtura Corp. Term Loan, 5.50%, 08/25/16	249	250
Consolidated Container Co. LLC Term Loan B, 5.00%, 07/03/19	1,990	1,995
Fairmount Minerals Ltd. Term Loan B, 5.25%, 03/15/15	2,971	2,966
Fortescue Metals Group Ltd. Term Loan
5.25%, 10/15/17	3,000	2,980
5.25%, 10/15/17	3,970	3,943
General Chemical Holding New Term Loan B
5.00%, 10/06/15	4	4
5.00%, 10/06/15	1,533	1,537
Houghton International Inc. 1st Lien Term Loan, 5.25%, 12/13/19	2,289	2,271
Houghton International Inc. 2nd Lien Term Loan, 9.50%, 12/20/20	1,000	1,020
INEOS US Finance LLC Term Loan B
4.00%, 05/04/18	2,000	1,957
4.00%, 05/04/18	4,128	4,039
4.00%, 05/04/18	1,337	1,308
JMC Steel Group Inc. Term Loan, 4.75%, 04/01/17	1,618	1,618
Kranson Industries Inc. Term Loan, 5.50%, 04/30/18	1,985	1,980
MacDermid Inc. 1st Lien Term Loan, 4.00%, 06/05/20	4,000	3,972
MRC Global Inc. Term Loan B, 6.00%, 10/24/19	1,940	1,947
NewPage Corp. Term Loan, 8.75%, 11/15/18	1,990	2,014
Novelis Inc. Extended Term Loan, 3.75%, 03/10/17	2,277	2,280
Omnova Solutions Inc. Extended Term Loan, 4.25%, 05/01/18	1,950	1,952
Oxea Finance & Cy SCA Term Loan B, 4.75%, 02/01/20	3,000	2,975
Pact Group Term Loan B
3.75%, 05/22/20	4,000	3,970
3.75%, 05/22/20	500	496
PQ Corp. Extended Term Loan
4.50%, 08/07/17	130	130
4.50%, 08/07/17	3,153	3,153
Sealed Air Corp. Term Loan B-1, 4.00%, 10/03/18	319	322
Tamino Global Chemical Corp. Term Loan B-2, 4.25%, 02/15/19	1,584	1,584
Tank Holdings Corp. Term Loan, 4.25%, 07/06/19	1,578	1,565
Tronox Inc. Term Loan, 4.50%, 03/22/20	4,046	4,058
Tube City IMS Corp. Term Loan, 5.75%, 03/20/19	1,975	1,975
Univar Inc. Term Loan B
5.00%, 06/30/17	937	913
5.00%, 06/30/17	1,398	1,363
5.00%, 06/30/17	79	77
5.00%, 06/30/17	917	894
5.00%, 06/30/17	1,442	1,406
5.00%, 06/30/17	1,000	975
Walter Energy Inc. Term Loan B
4.00%, 03/04/18	409	398
4.00%, 03/04/18	686	668
4.00%, 03/04/18	479	466
4.00%, 03/04/18	815	793
4.00%, 04/01/18	242	235
Wilsonart LLC Term Loan
4.00%, 10/31/19	1,995	1,977
4.00%, 10/31/19	2,000	1,982
		82,122
TELECOMMUNICATION SERVICES - 5.5%
Alaska Communications Inc. Term Loan, 5.50%, 10/21/16	1,884	1,861
Avaya Inc. Term Loan B-3, 6.95%, 10/26/17	499	436
Avaya Inc. Term Loan B-5, 8.00%, 03/31/18	1,988	1,861
Crown Castle Operating Corp. New Term Loan B, 3.25%, 01/31/19	1,970	1,955
Global Tel*Link Corp. 1st Lien Term Loan, 5.00%, 05/20/20	2,732	2,715
Global Tel*Link Corp. 2nd Lien Term Loan, 9.00%, 11/20/20	1,000	978
Hargray Communications Group Inc. 1st Lien Term Loan B, 4.75%, 06/24/19	3,000	2,989
Intelsat Jackson Holdings SA Term Loan B-1, 4.50%, 04/02/18	6,983	6,983
IPC Information Systems LLC 1st Lien Term Loan, 2.49%, 07/31/17	1,908	1,823
IPC Information Systems LLC Term Loan C, 7.75%, 07/31/17	993	948
Level 3 Financing Inc. Term Loan B, 5.25%, 08/01/19	500	500
Level 3 Financing Inc. Term Loan B-2, 4.75%, 08/01/19	3,000	2,997
Mediacom Broadband LLC Term Loan G, 4.00%, 01/16/20	2,978	2,983
NTELOS Inc. Extended Term Loan B, 5.75%, 11/09/19	1,704	1,680
Presidio Inc. 1st Lien Term Loan, 5.75%, 03/31/17	1,638	1,613
SBA Senior Finance II LLC Incremental Term Loan B, 3.75%, 09/19/19	183	183
SBA Senior Finance II LLC Term Loan, 3.75%, 06/30/18	724	725
Securus Investment Holdings LLC Term Loan
4.75%, 04/26/20	1,000	991
4.75%, 04/26/20	2,000	1,981
Syniverse Holdings Inc. Term Loan, 5.00%, 04/23/19	2,475	2,464
Telesat Canada US Term Loan B
4.25%, 03/26/19	3,500	3,497
4.25%, 03/26/19	2,475	2,473

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
TW Telcom Holdings Inc. Term Loan, 2.70%, 04/17/20	870	869
Virgin Media Investment Holdings Ltd. Term Loan B-2, 3.50%, 02/22/20	5,000	4,940
Windstream Corp. Term Loan B-3, 4.00%, 08/15/19	2,713	2,719
Windstream Corp. Term Loan B-4
3.50%, 01/23/20	1,397	1,396
3.50%, 01/23/20	1,000	999
		55,559
UTILITIES - 1.4%
AES Corp. Replacement Term Loan, 5.00%, 06/08/18	1,525	1,526
Calpine Corp. Term Loan
4.00%, 03/07/18	973	970
4.00%, 04/01/18	2,000	1,995
Calpine Corp. Term Loan B-1, 3.00%, 05/03/20	1,000	984
Calpine Corp. Term Loan B-2
4.50%, 04/01/18	1,477	1,474
3.25%, 01/03/22	1,000	979
Calpine Corp. Term Loan B-3, 4.50%, 10/05/19	496	495
NRG Energy Inc. Refinancing Term Loan B, 2.75%, 07/01/18	5,448	5,390
SunCoke Energy Inc. Incremental Term Loan B, 4.00%, 07/26/18	453	452
		14,265
Total Variable Rate Senior Loan Interests (cost $955,830)		952,444

SHORT TERM INVESTMENTS - 14.4%

Investment Company - 14.4%
State Street Institutional Liquid Reserves Fund, 0.10% (h)	146,163	146,163
Total Short Term Investments (cost $146,163)		146,163

Total Investments - 114.5% (cost $1,167,354)		1,163,054
Other Assets and Liabilities, Net - (14.5%)		(147,622)
Total Net Assets - 100.0%		$1,015,432

JNL/PPM America High Yield Bond Fund

Portfolio Composition:	Percentage of Total Investments
Consumer Discretionary	19.4%
Energy	16.8
Materials	9.2
Industrials	7.7
Financials	7.3
Telecommunication Services	6.2
Health Care	5.5
Information Technology	3.5
Consumer Staples	2.8
Non-U.S. Government Agency ABS	2.3
Utilities	1.9
Other Equity Interests	0.8
Investment Companies	0.6
Short Term Investments	16.0
Total Investments	100.0%

	Shares/Par (p)	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 2.7%
Ahold Lease Pass-Through Trust, 7.82%, 01/02/20 (k)	$1,135	$1,265
Banc of America Commercial Mortgage Inc. REMIC, 5.68%, 07/10/46	1,305	1,445
Bear Stearns CMBS REMIC, 5.92%, 06/11/50 (i)	359	400
Bear Stearns Commercial Mortgage Securities Inc. REMIC
5.94%, 09/11/38 (i)	1,000	997
5.64%, 12/11/40 (i)	6,314	5,554
Citigroup Commercial Mortgage Trust REMIC
5.88%, 12/10/49 (i)	1,905	2,088
5.88%, 12/10/49 (i)	1,175	1,034
Continental Airlines Inc. Pass-Through Trust
6.25%, 04/11/20	2,121	2,174
5.50%, 10/29/20	2,182	2,198
Credit Suisse Mortgage Capital Certificates REMIC
5.34%, 12/15/39	112	119
6.21%, 09/15/40 (i)	1,394	797
CW Capital Cobalt Ltd. REMIC, 5.29%, 08/15/48	4,000	2,503
Delta Air Lines Inc. Pass-Through Trust
6.38%, 01/02/16	1,000	1,050
7.75%, 12/17/19	1,182	1,336
GS Mortgage Securities Trust REMIC, 5.62%, 11/10/39	5,054	4,746
Hawaiian Airlines Pass-Through Certificates, 4.95%, 01/15/22	8,276	7,821
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC
5.04%, 10/15/42 (i)	2,717	2,751
6.06%, 04/15/45 (i)	5,000	5,008
5.46%, 01/15/49 (i)	852	853
6.20%, 02/15/51 (i)	1,011	884
Merrill Lynch Mortgage Trust REMIC, 5.80%, 08/12/43 (i)	5,000	4,673
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC, 6.09%, 06/12/46 (i)	515	566
Wachovia Bank Commercial Mortgage Trust REMIC
6.17%, 05/15/46 (i)	5,000	4,792
5.37%, 11/15/48 (i)	5,000	4,364
Total Non-U.S. Government Agency Asset-Backed Securities (cost $56,070)		59,418

CORPORATE BONDS AND NOTES - 86.9%

CONSUMER DISCRETIONARY - 21.8%
Affinion Group Holdings Inc., 11.63%, 11/15/15 (e)	5,229	2,614
Allbritton Communications Co., 8.00%, 05/15/18	2,929	3,112
AMC Entertainment Inc., 9.75%, 12/01/20	3,076	3,484
AMC Networks Inc., 4.75%, 12/15/22 (e)	8,063	7,781
American Greetings Corp., 7.38%, 12/01/21	3,934	3,954
Aviation Capital Group Corp., 6.75%, 04/06/21 (r)	6,462	6,802
Barrick North America Finance LLC, 5.75%, 05/01/43 (e) (r)	6,492	5,255
BC Mountain LLC, 7.00%, 02/01/21 (e) (r)	8,779	8,955
Beazer Homes USA Inc., 9.13%, 05/15/19	6,909	7,237
Boyd Gaming Corp.
9.13%, 12/01/18 (e)	3,183	3,318
9.00%, 07/01/20 (e)	7,273	7,373
Caesars Entertainment Operating Co. Inc.
10.75%, 02/01/16	1,000	827
11.25%, 06/01/17	1,291	1,344
10.00%, 12/15/18	2,000	1,200
Caesars Operating Escrow LLC
9.00%, 02/15/20 (r)	12,674	12,072

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
9.00%, 02/15/20 (r)	5,000	4,762
Carmike Cinemas Inc., 7.38%, 05/15/19 (e)	1,238	1,331
Cinemark USA Inc. Term Loan, 5.13%, 12/15/22 (e) (i)	2,966	2,862
Clear Channel Communications Inc. Term Loan, 6.95%, 01/30/19 (i)	6,000	5,457
Codere Finance Luxembourg SA, 9.25%, 02/15/19 (e) (r)	14,782	8,130
Delphi Corp.
6.13%, 05/15/21	9,098	9,917
5.00%, 02/15/23	3,756	3,859
DISH DBS Corp.
5.13%, 05/01/20 (r)	9,497	9,307
5.88%, 07/15/22	6,909	7,013
5.00%, 03/15/23 (e)	9,913	9,541
Dollar General Corp., 3.25%, 04/15/23	8,000	7,301
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 07/01/19 (r)	5,000	5,300
Easton-Bell Sports Inc., 9.75%, 12/01/16	1,400	1,500
Ford Motor Co., 7.45%, 07/16/31	3,000	3,594
Four Seasons Hotels Limited 1st Lien Term Loan, 3.25%, 06/27/20 (i)	930	933
Four Seasons Hotels Limited 2nd Lien Term Loan, 5.25%, 12/27/20 (i)	1,935	1,950
Glencore Funding LLC, 4.13%, 05/30/23 (r)	6,932	6,179
Graton Economic Development Authority, 9.63%, 09/01/19 (r)	5,306	5,810
Gymboree Corp., 9.13%, 12/01/18 (e)	3,000	2,820
Hanesbrands Inc., 6.38%, 12/15/20	1,100	1,173
HD Supply Inc., 10.50%, 01/15/21	10,027	10,378
Interpublic Group Cos. Inc., 10.00%, 07/15/17	3,793	3,993
Isle of Capri Casinos Inc., 5.88%, 03/15/21 (e)	8,824	8,427
Jarden Corp., 6.13%, 11/15/22	857	899
JC Penney Corp. Inc. Term Loan, 6.00%, 05/22/18 (i)	3,430	3,432
Jo-Ann Stores Holdings Inc., 9.75%, 10/15/19 (e) (r)	6,316	6,490
KB Home, 7.50%, 09/15/22	4,421	4,742
Levi Strauss & Co.
7.63%, 05/15/20 (e)	1,812	1,957
6.88%, 05/01/22 (e)	1,053	1,142
Limited Brands Inc., 6.63%, 04/01/21	5,960	6,474
LIN Television Corp., 6.38%, 01/15/21	6,316	6,387
LKQ Corp, 4.75%, 05/15/23 (r)	1,468	1,402
Marina District Finance Co. Inc., 9.88%, 08/15/18 (e)	8,000	8,320
MGM Resorts International
7.63%, 01/15/17	2,925	3,196
11.38%, 03/01/18	2,000	2,510
8.63%, 02/01/19	5,000	5,650
6.75%, 10/01/20 (e)	4,821	4,990
6.63%, 12/15/21	6,342	6,540
MTR Gaming Group Inc., 11.50%, 08/01/19 (e)	6,060	6,333
Nara Cable Funding Ltd., 8.88%, 12/01/18 (r)	4,751	4,941
NBCUniversal Enterprise Inc., 5.25%, (callable at 100 beginning 03/19/21) (m) (r)	7,626	7,626
New Cotai LLC, 10.63%, 05/01/19 (r)	7,000	6,860
Ono Finance II Plc, 10.88%, 07/15/19 (r)	5,172	5,379
Palace Entertainment Holdings LLC, 8.88%, 04/15/17 (r)	4,667	4,807
Party City Holdings Inc. Extended Term Loan, 4.25%, 07/25/19 (i)	1,935	1,919
Petco Holdings Inc., 8.50%, 10/15/17 (e) (r)	9,000	9,180
Phillips-Van Heusen Corp., 7.38%, 05/15/20	320	347
PVH Corp., 4.50%, 12/15/22 (e)	10,508	10,088
Radio Systems Corp., 8.38%, 11/01/19 (e) (r)	900	958
Regal Entertainment Group
9.13%, 08/15/18 (e)	1,868	2,055
5.75%, 02/01/25	1,735	1,648
Rent-A-Center Inc., 4.75%, 05/01/21 (r)	2,601	2,464
Royal Caribbean Cruises Ltd.
7.25%, 06/15/16 (e)	3,500	3,850
5.25%, 11/15/22	1,438	1,409
RSI Home Products Inc., 6.88%, 03/01/18 (r)	8,194	8,378
Sally Holdings LLC, 5.75%, 06/01/22	1,678	1,703
Scientific Games International Inc., 9.25%, 06/15/19 (e)	2,167	2,346
Seminole Hard Rock Entertainment Inc., 5.88%, 05/15/21 (r)	2,135	2,071
Seminole Indian Tribe of Florida
7.75%, 10/01/17 (r)	2,583	2,744
6.54%, 10/01/20 (r)	2,000	2,120
ServiceMaster Co., 8.00%, 02/15/20 (e)	4,125	4,115
Seven Seas Cruises S. de R.L. LLC, 9.13%, 05/15/19	3,500	3,710
Shea Homes LP, 8.63%, 05/15/19 (e)	2,721	2,905
Shingle Springs Tribal Gaming Authority, 9.38%, 06/15/15 (e) (r)	6,500	6,435
SIWF Merger Sub Inc., 6.25%, 06/01/21 (r)	2,353	2,306
Starz LLC, 5.00%, 09/15/19	6,545	6,496
Studio City Finance Ltd., 8.50%, 12/01/20 (r)	10,000	10,700
Taylor Morrison Communities Inc., 7.75%, 04/15/20 (r)	2,601	2,803
Tempur-Pedic International Inc., 6.88%, 12/15/20 (r)	948	1,000
Tenneco Inc.
7.75%, 08/15/18	508	544
6.88%, 12/15/20 (e)	6,565	7,025
Tower Automotive Holdings USA LLC, 10.63%, 09/01/17 (r)	237	251
Toys R Us Inc., 10.38%, 08/15/17 (e)	8,286	8,286
TRW Automotive Inc.
7.00%, 03/15/14 (r)	1,500	1,545
8.88%, 12/01/17 (r)	2,000	2,125
4.50%, 03/01/21 (e) (r)	3,989	3,979
Unitymedia Hessen GmbH & Co. KG
7.50%, 03/15/19 (r)	13,159	13,850
5.50%, 01/15/23 (r)	7,860	7,428
Univision Communications Inc., 5.13%, 05/15/23 (e) (r)	13,857	13,095
Visant Corp., 10.00%, 10/01/17 (e)	4,000	3,690
WideOpenWest Finance LLC
10.25%, 07/15/19	7,500	7,969
13.38%, 10/15/19	4,000	4,420
WMG Holdings Corp., 13.75%, 10/01/19	3,000	3,495
Wolverine World Wide Inc., 6.13%, 10/15/20 (r)	6,649	6,865
Wynn Las Vegas LLC, 5.38%, 03/15/22 (e)	6,000	6,060
Yonkers Racing Corp, 11.38%, 07/15/16 (r)	3,635	3,839
		485,158
CONSUMER STAPLES - 2.8%
Altria Group Inc., 10.20%, 02/06/39 (l)	1,000	1,506
Armored Autogroup Inc., 9.25%, 11/01/18	2,000	1,835
B&G Foods Inc., 4.63%, 06/01/21 (e)	2,748	2,624
Chiquita Brands International Inc., 7.88%, 02/01/21 (r)	1,181	1,237
Hawk Acquisition Sub Inc., 4.25%, 10/15/20 (r)	12,036	11,510
Michael Foods Holding Inc., 8.50%, 07/15/18 (r)	3,570	3,677
Pernod-Ricard SA, 5.75%, 04/07/21 (r)	5,368	5,961
Reynolds Group Issuer Inc., 9.88%, 08/15/19	8,130	8,699
Rite Aid Corp.
9.50%, 06/15/17	3,000	3,113
10.25%, 10/15/19 (e)	1,000	1,125

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
9.25%, 03/15/20 (e)	3,154	3,481
Spectrum Brands Holdings Inc., 9.50%, 06/15/18	3,652	3,999
Spectrum Brands Inc, 6.75%, 03/15/20	2,239	2,359
US Foods Inc., 8.50%, 06/30/19 (e)	10,968	11,462
Yankee Candle Co. Inc., 9.75%, 02/15/17	250	259
		62,847
ENERGY - 17.9%
Access Midstream Partners LP, 4.88%, 05/15/23	5,000	4,637
Alpha Natural Resources Inc.
9.75%, 04/15/18 (e)	10,000	9,637
6.25%, 06/01/21 (e)	8,922	7,093
Alta Mesa Holdings LP, 9.63%, 10/15/18	2,632	2,731
Arch Coal Inc.
9.88%, 06/15/19 (e) (r)	6,857	6,514
7.25%, 06/15/21 (e)	9,090	7,454
Atlas Pipeline Escrow LLC, 6.63%, 10/01/20 (r)	2,500	2,506
Atlas Pipeline Partners LP, 5.88%, 08/01/23 (r)	2,000	1,900
Bill Barrett Corp.
7.63%, 10/01/19	1,650	1,708
7.00%, 10/15/22 (e)	3,475	3,475
Caithness Brookhaven LLC, 6.75%, 07/20/26 (f)	24,285	22,994
Calumet Specialty Products Partners LP
9.38%, 05/01/19	4,766	5,100
9.38%, 05/01/19	3,125	3,344
9.63%, 08/01/20 (e) (r)	1,538	1,673
Chaparral Energy Inc.
9.88%, 10/01/20	3,636	4,036
7.63%, 11/15/22	7,250	7,395
Chesapeake Energy Corp.
6.13%, 02/15/21 (e)	3,000	3,150
5.75%, 03/15/23 (e)	3,420	3,463
Chesapeake Energy Corp. Term Loan, 5.75%, 12/02/17 (i)	5,000	5,061
Chesapeake Midstream Partners LP
5.88%, 04/15/21	1,320	1,340
6.13%, 07/15/22	2,780	2,815
Concho Resources Inc., 5.50%, 04/01/23	5,000	4,925
Continental Resources Inc., 4.50%, 04/15/23 (r)	7,368	7,165
DCP Midstream LLC, 5.85%, 05/21/43 (i) (r)	8,401	8,065
Denbury Resources Inc., 4.63%, 07/15/23	6,098	5,625
El Paso LLC, 7.80%, 08/01/31	2,460	2,600
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 04/01/20	7,000	8,099
Enterprise Products Operating LLC
8.38%, 08/01/66 (e) (i)	860	959
7.03%, 01/15/68 (i)	3,700	4,153
EP Energy LLC, 9.38%, 05/01/20 (e)	8,067	9,116
EPE Holdings LLC, 8.13%, 12/15/17 (e) (r)	7,425	7,574
Exterran Partners LP, 6.00%, 04/01/21 (r)	2,927	2,883
Forest Oil Corp., 7.50%, 09/15/20 (e) (r)	7,500	7,125
Gulfmark Offshore Inc., 6.38%, 03/15/22	8,435	8,372
Hercules Offshore Inc., 8.75%, 07/15/21 (r)	4,800	4,800
Hilcorp Energy Co., 8.00%, 02/15/20 (r)	2,000	2,150
Hornbeck Offshore Services Inc., 5.00%, 03/01/21 (r)	6,000	5,565
Legacy Reserves LP, 8.00%, 12/01/20 (r)	9,167	9,465
Lone Pine Resources Canada Ltd., 10.38%, 02/15/17	3,244	2,336
Magnum Hunter Resources Corp., 9.75%, 05/15/20 (r)	7,760	7,876
MarkWest Energy Partners LP
6.25%, 06/15/22	1,541	1,587
4.50%, 07/15/23	5,000	4,575
Memorial Production Partners LP, 7.63%, 05/01/21 (r)	1,964	1,935
Midstates Petroleum Co. Inc., 9.25%, 06/01/21 (r)	6,723	6,320
Newfield Exploration Co., 5.63%, 07/01/24 (e)	4,051	3,929
Offshore Group Investment Ltd., 7.13%, 04/01/23 (r)	8,452	8,304
Pacific Drilling SA, 5.38%, 06/01/20 (e) (r)	4,014	3,753
Peabody Energy Corp., 6.25%, 11/15/21 (e)	3,000	2,895
Penn Virginia Corp.
7.25%, 04/15/19 (e)	2,306	2,214
8.50%, 05/01/20 (e) (r)	9,254	8,976
Penn Virginia Resource Partners LP
8.25%, 04/15/18	9,500	9,904
8.38%, 06/01/20	3,721	3,926
6.50%, 05/15/21 (r)	7,022	6,759
Petrobras Global Finance BV, 3.00%, 01/15/19	4,286	3,980
Petroleum Geo-Services ASA, 7.38%, 12/15/18 (r)	4,235	4,606
Petroplus Finance Ltd., 9.38%, 09/15/19 (c) (d) (r)	2,179	550
PetroQuest Energy Inc., 10.00%, 09/01/17 (r)	5,000	5,000
Plains Exploration & Production Co., 6.88%, 02/15/23	12,000	12,833
Precision Drilling Corp., 6.63%, 11/15/20	4,650	4,720
QR Energy LP, 9.25%, 08/01/20	3,882	3,989
Quicksilver Resources Inc., 11.00%, 07/01/21 (e) (r)	12,000	10,620
Range Resources Corp.
5.75%, 06/01/21	5,144	5,298
5.00%, 03/15/23	3,000	2,932
Regency Energy Partners LP, 4.50%, 11/01/23 (r)	4,935	4,466
Sabine Pass Liquefaction LLC, 5.63%, 02/01/21 (r)	2,222	2,155
Samson Investment Co., 10.00%, 02/15/20 (e) (r)	3,556	3,747
SandRidge Energy Inc.
8.75%, 01/15/20 (e)	1,275	1,300
8.13%, 10/15/22	5,000	4,950
7.50%, 02/15/23 (e)	3,286	3,122
Seadrill Ltd., 5.63%, 09/15/17 (e) (r)	11,257	11,088
SemGroup LP, 7.50%, 06/15/21 (r)	3,125	3,156
Seven Generations Energy Ltd., 8.25%, 05/15/20 (r)	2,340	2,328
SunCoke Energy Partners LP, 7.38%, 02/01/20 (r)	5,410	5,518
Valero Energy Corp., 9.38%, 03/15/19	1,767	2,316
W&T Offshore Inc., 8.50%, 06/15/19	9,050	9,344
WPX Energy Inc., 6.00%, 01/15/22	6,647	6,747
		396,721
FINANCIALS - 6.0%
Abengoa Finance SAU, 8.88%, 11/01/17 (e) (r)	6,483	6,029
Ally Financial Inc.
3.13%, 01/15/16 (e)	6,667	6,650
7.50%, 09/15/20	5,000	5,762
Bank of America Corp.
5.20% (callable at 100 beginning 06/01/23) (m)	8,333	7,833
8.00% (callable at 100 beginning 01/30/18) (m)	3,500	3,898
Barclays Bank Plc, 7.75%, 04/10/23 (e) (i)	4,165	4,144
Citigroup Inc.
5.35% (callable at 100 beginning 05/15/23) (m)	8,022	7,521
5.90% (callable at 100 beginning 02/15/23) (m)	5,000	4,950

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
5.95% (callable at 100 beginning 01/30/23) (m)	4,000	3,980
Fifth Third Bancorp, 5.10%, (callable at 100 beginning 06/30/23) (m)	9,435	8,916
Ford Motor Credit Co. LLC, 5.00%, 05/15/18	6,098	6,501
General Electric Capital Corp., 6.25%, (callable at 100 beginning 12/15/22) (m)	15,001	15,939
Genworth Financial Inc., 7.63%, 09/24/21	5,075	5,895
International Lease Finance Corp.
8.63%, 09/15/15	2,988	3,272
8.25%, 12/15/20 (e)	3,003	3,375
8.63%, 01/15/22	3,000	3,450
Liberty Mutual Group Inc.
4.95%, 05/01/22 (r)	4,000	4,105
7.80%, 03/15/37 (i) (r)	2,300	2,697
Milestone Aviation Group LLC, 8.63%, 12/15/17 (e)	6,000	6,210
National Rural Utilities Cooperative Finance Corp., 4.75%, 04/30/43 (i)	10,165	9,885
PNC Financial Services Group Inc., 4.85%, (callable at 100 beginning 06/01/23) (m)	2,907	2,711
Springleaf Finance Corp. Term Loan, 5.50%, 05/06/17 (i)	3,239	3,239
Toys R Us Property Co. I LLC, 10.75%, 07/15/17	3,000	3,165
Washington Mutual Bank, 6.88%, 06/15/11 (c) (d) (f)	1,500	3
WEA Finance LLC, 6.75%, 09/02/19 (r)	2,694	3,180
		133,310
HEALTH CARE - 6.1%
Biomet Inc., 6.50%, 08/01/20 (e)	4,511	4,649
CDRT Holding Corp., 9.25%, 10/01/17 (r)	13,637	13,807
CFR International SpA, 5.13%, 12/06/22 (r)	2,462	2,411
Community Health Systems Inc., 8.00%, 11/15/19	7,294	7,759
DJO Finance LLC
7.75%, 04/15/18 (e)	7,921	7,822
9.88%, 04/15/18	1,600	1,676
Fresenius Medical Care US Finance Inc.
6.50%, 09/15/18 (r)	2,300	2,501
5.75%, 02/15/21 (r)	3,667	3,850
HCA Holdings Inc., 6.25%, 02/15/21	2,678	2,732
HCA Inc.
5.75%, 03/15/14	3,561	3,632
6.50%, 02/15/16 (e)	4,000	4,310
6.50%, 02/15/20 (e)	6,571	7,109
7.50%, 02/15/22 (e)	3,000	3,323
5.88%, 05/01/23 (e)	6,000	6,000
Health Management Associates Inc., 7.38%, 01/15/20	2,182	2,392
HealthSouth Corp., 5.75%, 11/01/24	5,143	5,002
IASIS Healthcare LLC, 8.38%, 05/15/19	6,800	6,864
Immucor Inc., 11.13%, 08/15/19	2,400	2,604
Omnicare Inc., 7.75%, 06/01/20	2,032	2,225
Phibro Animal Health Corp., 9.25%, 07/01/18 (r)	2,260	2,430
Physio-Control International Inc., 9.88%, 01/15/19 (r)	3,600	3,960
Radnet Management Inc., 10.38%, 04/01/18 (e)	5,000	5,350
Res-Care Inc., 10.75%, 01/15/19	3,555	3,982
Vanguard Health Holding Co. II LLC
8.00%, 02/01/18 (e)	4,679	4,960
7.75%, 02/01/19	5,000	5,300
VPI Escrow Corp., 6.38%, 10/15/20 (r)	8,762	8,663
VPII Escrow Corp.
6.75%, 08/15/18 (r)	3,733	3,826
7.50%, 07/15/21 (r)	4,824	4,993
		134,132
INDUSTRIALS - 8.9%
ADS Waste Holdings Inc., 8.25%, 10/01/20 (r)	5,263	5,368
Ahern Rentals Inc, 9.50%, 06/15/18 (e) (r)	5,392	5,379
Air Canada, 9.25%, 08/01/15 (e) (r)	3,000	3,142
Aircastle Ltd.
9.75%, 08/01/18	6,000	6,570
6.25%, 12/01/19	6,155	6,394
Algeco Scotsman Global Finance Plc
8.50%, 10/15/18 (e) (r)	2,000	1,990
10.75%, 10/15/19 (r)	20,000	19,100
Algeco Scotsman Global Finance Plc Term Loan, 0.16%, 05/10/18 (i)	7,500	7,594
BC Luxco 1 SA, 7.38%, 01/29/20 (r)	3,818	3,627
Bombardier Inc.
4.25%, 01/15/16 (e) (r)	5,795	5,925
7.50%, 03/15/18 (r)	2,730	3,030
7.75%, 03/15/20 (e) (r)	3,000	3,330
6.13%, 01/15/23 (r)	7,604	7,547
Brickman Group Holdings Inc., 9.13%, 11/01/18 (r)	3,600	3,852
Cleaver-Brooks Inc., 8.75%, 12/15/19 (r)	2,619	2,750
Dematic SA, 7.75%, 12/15/20 (r)	2,500	2,612
Ducommun Inc., 9.75%, 07/15/18	5,081	5,551
Dynacast International LLC, 9.25%, 07/15/19	4,000	4,360
EnergySolutions Inc., 10.75%, 08/15/18	8,988	9,685
Florida East Coast Railway Corp., 10.50%, 08/01/17	3,303	3,468
Global A&T Electronics Ltd., 10.00%, 02/01/19 (r)	11,222	11,390
HDTFS Inc., 6.25%, 10/15/22	1,127	1,176
Hertz Corp., 6.75%, 04/15/19 (e)	3,188	3,371
International Lease Finance Corp., 4.63%, 04/15/21	9,897	9,105
International Wire Group Holdings Inc., 8.50%, 10/15/17 (r)	6,000	6,090
Jaguar Holding Co. II, 9.50%, 12/01/19 (e) (r)	2,800	3,094
MasTec Inc., 4.88%, 03/15/23	5,966	5,668
Meritor Inc., 6.75%, 06/15/21	12,718	12,146
Monitronics International Inc., 9.13%, 04/01/20 (e)	4,338	4,490
Owens Corning, 9.00%, 06/15/19	233	286
Polymer Group Inc., 7.75%, 02/01/19	530	551
ServiceMaster Co., 7.00%, 08/15/20	5,327	5,054
Spirit Aerosystems Inc., 7.50%, 10/01/17	485	507
TransUnion Holding Co. Inc., 9.63%, 06/15/18	2,838	3,030
Trinseo Materials Operating SCA, 8.75%, 02/01/19 (e) (r)	6,000	5,730
Watco Cos. LLC, 6.38%, 04/01/23 (r)	2,022	2,012
Welltec A/S, 8.00%, 02/01/19 (r)	7,429	7,726
Western Express Inc., 12.50%, 04/15/15 (r)	5,000	3,300
		196,000
INFORMATION TECHNOLOGY - 4.0%
Equinix Inc.
4.88%, 04/01/20	2,571	2,520
7.00%, 07/15/21	5,250	5,696
5.38%, 04/01/23	6,000	5,880
First Data Corp.
11.25%, 03/31/16 (e)	15,526	15,177
12.63%, 01/15/21	1,813	1,917
10.63%, 06/15/21 (r)	2,546	2,514
11.75%, 08/15/21 (e) (r)	11,765	10,588
Global Generations Merger Sub Inc., 11.00%, 12/15/20 (r)	7,000	7,735

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Interface Security Systems Holdings Inc., 9.25%, 01/15/18 (r)	6,833	6,970
NXP BV
5.75%, 02/15/21 (e) (r)	1,625	1,645
5.75%, 03/15/23 (r)	1,932	1,946
Seagate HDD Cayman
7.00%, 11/01/21 (e)	1,388	1,485
4.75%, 06/01/23 (r)	6,447	6,012
Sensata Technologies BV, 6.50%, 05/15/19 (e) (r)	1,879	2,020
ViaSat Inc., 6.88%, 06/15/20	15,319	16,162
		88,267
MATERIALS - 10.4%
American Rock Salt Co. LLC, 8.25%, 05/01/18 (r)	2,000	1,900
Aperam, 7.38%, 04/01/16 (r)	3,000	2,910
ARD Finance SA, 11.13%, 06/01/18 (r)	3,343	3,544
Ardagh Packaging Finance Plc, 7.38%, 10/15/17 (r)	758	809
Ashland Inc.
4.75%, 08/15/22 (r)	2,939	2,910
6.88%, 05/15/43 (r)	5,836	5,953
Atkore International Inc., 9.88%, 01/01/18	4,000	4,240
Ball Corp., 4.00%, 11/15/23 (e)	14,000	12,950
Barrick Gold Corp., 4.10%, 05/01/23 (r)	12,028	10,043
BOE Intermediate Holding Corp., 9.00%, 11/01/17 (r)	10,465	10,046
BOE Merger Corp., 9.50%, 11/01/17 (r)	4,000	4,080
Cemex Espana Luxembourg, 9.25%, 05/12/20 (e) (r)	4,821	5,086
Cemex Finance LLC
9.50%, 12/14/16 (r)	6,417	6,786
9.38%, 10/12/22 (e) (r)	3,011	3,282
Cemex SAB de CV
9.50%, 06/15/18 (r)	1,552	1,676
5.88%, 03/25/19 (e) (r)	2,459	2,385
Commercial Metals Co., 4.88%, 05/15/23	1,363	1,254
Consolidated Container Co. LLC, 10.13%, 07/15/20 (r)	4,000	4,200
Crown Americas LLC, 6.25%, 02/01/21	6,176	6,547
Eldorado Gold Corp., 6.13%, 12/15/20 (e) (r)	5,057	4,880
Exopack Holding Corp., 10.00%, 06/01/18	4,000	4,050
Ferrexpo Finance Plc, 7.88%, 04/07/16 (r)	3,000	2,769
FMG Resources August 2006 Pty Ltd.
6.88%, 02/01/18 (e) (r)	9,497	9,378
8.25%, 11/01/19 (e) (r)	10,859	11,185
Fortescue Metals Group Ltd. Term Loan, 5.25%, 10/12/17 (i)	15,285	15,182
Freeport-McMoRan Copper & Gold Inc.
3.55%, 03/01/22	434	394
3.88%, 03/15/23 (r)	9,306	8,418
Graphic Packaging International Inc., 7.88%, 10/01/18	475	513
Hexion Specialty Chemicals Inc., 9.20%, 03/15/21	2,165	1,775
INEOS Group Holdings SA, 6.13%, 08/15/18 (r)	2,348	2,242
Lafarge SA, 7.13%, 07/15/36 (e)	2,712	2,820
Mirabela Nickel Ltd., 8.75%, 04/15/18 (r)	2,847	2,249
Momentive Performance Materials Inc., 9.00%, 01/15/21 (e)	11,607	9,953
NewMarket Corp., 4.10%, 12/15/22	1,103	1,068
Novelis Inc., 8.75%, 12/15/20	1,728	1,853
Omnova Solutions Inc., 7.88%, 11/01/18	3,066	3,189
Orion Engineered Carbons Finance & Co. SCA, 9.25%, 08/01/19 (r)	5,476	5,476
Owens-Illinois Inc., 7.80%, 05/15/18	2,000	2,290
Rain CII Carbon LLC, 8.25%, 01/15/21 (r)	5,000	5,000
Rock-Tenn Co., 3.50%, 03/01/20	3,354	3,281
Rockwood Specialties Group Inc., 4.63%, 10/15/20	5,848	5,877
Sappi Papier Holding GmbH, 8.38%, 06/15/19 (r)	3,529	3,723
Sawgrass Merger Sub Inc., 8.75%, 12/15/20 (r)	5,255	5,373
Sealed Air Corp.
8.13%, 09/15/19 (r)	1,190	1,327
8.38%, 09/15/21 (r)	1,017	1,149
5.25%, 04/01/23 (r)	1,882	1,830
Tekni-Plex Inc., 9.75%, 06/01/19 (r)	6,346	6,743
Verso Paper Holdings LLC, 11.75%, 01/15/19 (e)	2,821	2,906
Xstrata Finance Canada Ltd.
2.05%, 10/23/15 (r)	7,447	7,448
4.25%, 10/25/22 (r)	5,239	4,754
		229,696
TELECOMMUNICATION SERVICES - 6.9%
Cincinnati Bell Inc., 8.75%, 03/15/18 (e)	4,403	4,409
Clearwire Communications LLC
12.00%, 12/01/15 (e) (r)	3,000	3,188
14.75%, 12/01/16 (r)	1,000	1,365
12.00%, 12/01/17 (e) (r)	6,167	7,138
CommScope Holding Co. Inc., 6.63%, 06/01/20 (r)	5,608	5,356
Consolidated Communications Finance Co., 10.88%, 06/01/20	5,538	6,258
Frontier Communications Corp.
8.50%, 04/15/20 (e)	5,718	6,304
9.25%, 07/01/21	5,000	5,712
8.75%, 04/15/22 (e)	1,295	1,412
7.63%, 04/15/24	1,968	1,973
9.00%, 08/15/31	7,429	7,355
Inmarsat Finance Plc, 7.38%, 12/01/17 (r)	2,539	2,641
Intelsat Jackson Holdings SA, 6.63%, 12/15/22 (e) (r)	25,000	24,250
Intelsat Luxembourg SA, 7.75%, 06/01/21 (e) (r)	8,825	8,913
Level 3 Communications Inc., 11.88%, 02/01/19	2,000	2,265
Lynx I Corp., 5.38%, 04/15/21 (r)	3,234	3,250
Lynx II Corp., 6.38%, 04/15/23 (e) (r)	8,066	8,126
Sprint Capital Corp.
6.90%, 05/01/19 (e)	4,000	4,160
6.88%, 11/15/28	22,141	21,255
Sprint Nextel Corp.
7.00%, 03/01/20 (e) (r)	2,553	2,757
11.50%, 11/15/21 (e)	4,000	5,320
6.00%, 11/15/22	6,000	5,880
UPC Holding BV, 9.88%, 04/15/18 (r)	1,573	1,707
Virgin Media Finance Plc, 8.38%, 10/15/19	1,549	1,681
Wind Acquisition Finance SA
7.25%, 02/15/18 (r)	5,854	5,898
7.25%, 02/15/18 (r)	3,146	3,138
Windstream Corp., 6.38%, 08/01/23 (e)	1,734	1,621
		153,332
UTILITIES - 2.1%
AES Corp.
9.75%, 04/15/16	1,355	1,562
8.00%, 10/15/17	2,000	2,250
8.00%, 06/01/20	2,000	2,280
7.38%, 07/01/21	3,367	3,695
4.88%, 05/15/23	987	921
CMS Energy Corp., 6.55%, 07/17/17	1,500	1,737
Duquesne Light Holdings Inc., 5.90%, 12/01/21 (r)	5,555	6,245

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Energy Future Intermediate Holding Co. LLC, 12.25%, 03/01/22 (r)	12,333	13,628
Ipalco Enterprises Inc.
7.25%, 04/01/16 (r)	800	868
5.00%, 05/01/18	1,898	1,955
Puget Energy Inc.
6.00%, 09/01/21	4,669	5,015
5.63%, 07/15/22	5,818	6,165
		46,321
Total Corporate Bonds and Notes (cost $1,914,324)		1,925,784

COMMON STOCKS - 3.2%

CONSUMER DISCRETIONARY - 0.3%
DISH Network Corp. - Class A	170	7,228
Home Interior Gift Inc. (f)	429	—
		7,228
CONSUMER STAPLES - 0.4%
B&G Foods Inc.	220	7,491

ENERGY - 0.8%
BreitBurn Energy Partners LP	160	2,920
Inergy LP	95	1,522
Inergy Midstream LP	41	913
Kinder Morgan Energy Partners LP	46	3,897
Linn Energy LLC	80	2,654
MarkWest Energy Partners LP	80	5,348
Martin Midstream Partners LP	16	720
		17,974
FINANCIALS - 1.1%
Hartford Financial Services Group Inc.	230	7,112
JPMorgan Chase & Co.	165	8,710
Wells Fargo & Co.	200	8,254
		24,076
HEALTH CARE - 0.2%
DaVita HealthCare Partners Inc. (c)	40	4,832

INFORMATION TECHNOLOGY - 0.0%
New Cotai LLC (f)	—	—

MATERIALS - 0.2%
Commercial Metals Co.	300	4,431
Rock-Tenn Co. - Class A	—	23
		4,454
TELECOMMUNICATION SERVICES - 0.2%
Windstream Corp. (e)	440	3,392

UTILITIES - 0.0%
Suburban Propane Partners LP	10	477
Total Common Stocks (cost $53,139)		69,924

PREFERRED STOCKS - 1.5%

ENERGY - 0.4%
NuStar Logistics LP, 7.63%	388	10,166

FINANCIALS - 1.1%
Allstate Corp., 5.10%	46	1,177
Ally Financial Inc., 7.00%, (callable at 1,000 beginning 08/14/13) (m) (r)	1	964
Federal Home Loan Mortgage Corp., 8.38%, (callable at 25 beginning 12/31/17), Series Z (c) (d) (m)	50	232
Federal National Mortgage Association, 8.25%, (callable at 25 beginning 08/16/13), Series T (c) (d) (e) (m)	40	298
Federal National Mortgage Association, 8.25%, (callable at 25 beginning 12/31/15), Series S (c) (d) (m)	19	86
Goldman Sachs Group Inc., 5.50%, (callable at 25 beginning 05/10/23) (m)	528	12,746
PNC Financial Services Group Inc., 6.13%, (callable at 25 beginning 05/01/22), Series P (m)	310	8,336
		23,839
Total Preferred Stocks (cost $34,913)		34,005

TRUST PREFERREDS - 0.1%

FINANCIALS - 0.1%
Citigroup Capital XIII, 7.88%, (callable at 25 beginning 10/30/15)	95	2,646
Total Trust Preferreds (cost $2,430)		2,646

INVESTMENT COMPANIES - 0.7%
Eaton Vance Senior Floating-Rate Trust	150	2,441
Invesco Senior Income Trust	400	2,172
Kayne Anderson MLP Investment Co.	192	7,481
PIMCO Floating Rate Strategy Fund	267	2,805
Total Investment Companies (cost $11,914)		14,899

OTHER EQUITY INTERESTS - 0.9%
Dynegy Holdings LLC, 7.75%, 06/01/19 (f) (u)	3,500	—
GenOn Energy Inc., 9.88%, 10/15/20 (e) (u)	6,813	7,494
Stone Container Finance Co. of Canada II, 7.38%, 07/15/14 (f) (u)	1,375	—
United Rentals North America Inc.
7.63%, 04/15/22 (u)	6,372	6,898
6.13%, 06/15/23 (e) (u)	5,000	4,975
Wind Acquisition Finance SA, 11.75%, 07/15/17 (r) (u)	1,113	1,158
Total Other Equity Interests (cost $19,652)		20,525

SHORT TERM INVESTMENTS - 18.3%

Investment Companies - 3.5%
JNL Money Market Fund, 0.01% (a) (h)	77,028	77,028

Securities Lending Collateral - 14.8%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	327,835	327,835
Total Short Term Investments (cost $404,863)		404,863

Total Investments - 114.4% (cost $2,497,305)		2,532,064
Other Assets and Liabilities, Net - (14.4%)		(318,131)
Total Net Assets - 100.0%		$2,213,933

JNL/T. Rowe Price Established Growth Fund

Portfolio Composition:	Percentage of Total Investments
Consumer Discretionary	26.1%
Information Technology	23.3
Industrials	11.4
Health Care	11.1
Consumer Staples	6.9
Financials	5.7
Energy	4.8
Materials	3.6
Telecommunication Services	3.1
Short Term Investments	4.0
Total Investments	100.0%

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
COMMON STOCKS - 99.0%

CONSUMER DISCRETIONARY - 26.9%
Amazon.com Inc. (c)	540	$149,980
AutoZone Inc. (c)	73	30,802
Carmax Inc. (c)	516	23,823
Carnival Plc	454	15,778
Charter Communications Inc. - Class A (c)	87	10,738
Chipotle Mexican Grill Inc. - Class A (c)	90	32,682
Ctrip.com International Ltd. - ADR (c) (e)	307	10,004
D.R. Horton Inc.	726	15,458
Discovery Communications Inc. - Class C (c)	231	16,092
Dollar Tree Inc. (c)	189	9,614
Harley-Davidson Inc.	206	11,271
Home Depot Inc.	868	67,205
Las Vegas Sands Corp.	641	33,928
Lennar Corp. - Class A (e)	424	15,288
Lowe’s Cos. Inc.	522	21,342
Lululemon Athletica Inc. (c) (e)	391	25,599
Marriott International Inc. - Class A	330	13,322
MGM Resorts International (c)	916	13,541
Netflix Inc. (c)	148	31,305
News Corp. - Class A	(144)	(2,198)
Nike Inc. - Class B	313	19,945
Panera Bread Co. - Class A (c)	68	12,588
Prada SpA	1,350	12,175
Priceline.com Inc. (c)	104	85,952
Ralph Lauren Corp. - Class A	62	10,702
Ross Stores Inc.	260	16,818
Starbucks Corp.	854	55,915
Starwood Hotels & Resorts Worldwide Inc.	366	23,115
Tesla Motors Inc. (c) (e)	257	27,638
Tractor Supply Co.	196	23,028
TripAdvisor Inc. (c)	320	19,454
Twenty-First Century Fox Inc. - Class A (c)	575	18,732
Under Armour Inc. - Class A (c) (e)	276	16,456
Walt Disney Co.	343	21,660
		909,752
CONSUMER STAPLES - 7.1%
Anheuser-Busch InBev NV	136	12,200
Coca-Cola Co.	467	18,747
Colgate-Palmolive Co.	270	15,491
Costco Wholesale Corp.	233	25,774
CVS Caremark Corp.	604	34,508
Green Mountain Coffee Roasters Inc. (c) (e)	333	24,965
Monster Beverage Corp. (c)	213	12,920
Nestle SA	201	13,165
PepsiCo Inc.	249	20,341
Pernod-Ricard SA	96	10,616
Procter & Gamble Co.	258	19,825
Whole Foods Market Inc.	630	32,440
		240,992
ENERGY - 5.0%
Cabot Oil & Gas Corp. - Class A	263	18,650
Concho Resources Inc. (c)	142	11,855
EOG Resources Inc.	122	16,038
EQT Corp.	202	16,017
FMC Technologies Inc. (c)	411	22,890
Phillips 66	168	9,909
Pioneer Natural Resources Co.	158	22,914
Range Resources Corp.	390	30,162
Schlumberger Ltd.	280	20,029
		168,464
FINANCIALS - 5.9%
Affiliated Managers Group Inc. (c)	63	10,329
American Express Co.	558	41,701
American Tower Corp.	892	65,232
Franklin Resources Inc.	137	18,580
IntercontinentalExchange Inc. (c) (e)	70	12,372
Invesco Ltd.	903	28,725
JPMorgan Chase & Co.	265	13,995
TD Ameritrade Holding Corp.	393	9,541
		200,475
HEALTH CARE - 11.4%
Alexion Pharmaceuticals Inc. (c)	211	19,444
Allergan Inc.	87	7,311
Biogen Idec Inc. (c)	270	57,997
Catamaran Corp. (c)	125	6,095
Celgene Corp. (c)	248	28,970
Edwards Lifesciences Corp. (c)	168	11,283
Gilead Sciences Inc. (c)	1,523	77,969
HCA Holdings Inc.	41	1,471
Idexx Laboratories Inc. (c) (e)	177	15,900
McKesson Corp.	366	41,861
Novo-Nordisk A/S	105	16,328
Onyx Pharmaceuticals Inc. (c) (f)	92	11,394
Pharmacyclics Inc. (c)	115	9,155
Regeneron Pharmaceuticals Inc. (c)	68	15,337
Stryker Corp.	167	10,789
UnitedHealth Group Inc.	218	14,288
Valeant Pharmaceuticals International Inc. (c)	322	27,692
Vertex Pharmaceuticals Inc. (c)	159	12,679
		385,963
INDUSTRIALS - 11.8%
Boeing Co.	254	26,020
Danaher Corp.	1,190	75,314
Delta Air Lines Inc. (c)	517	9,679
Fastenal Co.	866	39,711
JB Hunt Transport Services Inc.	207	14,932
Kansas City Southern	363	38,432
Precision Castparts Corp.	328	74,086
Roper Industries Inc.	293	36,359
Union Pacific Corp.	212	32,630
United Continental Holdings Inc. (c)	530	16,576
United Parcel Service Inc. - Class B	284	24,560
WW Grainger Inc.	39	9,785
		398,084
INFORMATION TECHNOLOGY - 24.0%
Accenture Plc - Class A	391	28,122
Akamai Technologies Inc. (c)	371	15,773
Alliance Data Systems Corp. (c) (e)	70	12,654
Apple Inc.	84	33,271
Autodesk Inc. (c)	224	7,585
Baidu.com - ADR - Class A (c)	188	17,753
Broadcom Corp. - Class A	321	10,827
Cognizant Technology Solutions Corp. - Class A (c)	331	20,743
eBay Inc. (c)	1,476	76,318
Fiserv Inc. (c)	160	13,942
Google Inc. - Class A (c)	221	194,914
Juniper Networks Inc. (c)	867	16,744
LinkedIn Corp. (c)	191	34,091
MasterCard Inc. - Class A	154	88,588
NetSuite Inc. (c)	116	10,642
QUALCOMM Inc.	733	44,772
Red Hat Inc. (c)	507	24,245
Salesforce.com Inc. (c)	871	33,258
ServiceNow Inc. (c) (e)	286	11,551

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Tencent Holdings Ltd.	222	8,676
Twitter Inc. Private Placement (c) (f) (q)	78	1,434
Visa Inc. - Class A	515	94,153
Workday Inc. - Class A (c) (e)	158	10,145
		810,201
MATERIALS - 3.7%
Ecolab Inc.	395	33,676
FMC Corp.	192	11,717
Martin Marietta Materials Inc.	90	8,828
Praxair Inc.	309	35,573
Sherwin-Williams Co.	206	36,415
		126,209
TELECOMMUNICATION SERVICES - 3.2%
Crown Castle International Corp. (c)	1,275	92,290
SBA Communications Corp. (c)	199	14,735
		107,025
Total Common Stocks (cost $2,655,606)		3,347,165

PREFERRED STOCKS - 0.1%

INFORMATION TECHNOLOGY - 0.1%
LivingSocial, Convertible Preferred, Series F (c) (f) (q)	154	173
Twitter Inc. Private Placement, Convertible Preferred, Series A (c) (f) (q)	—	4
Twitter Inc. Private Placement, Convertible Preferred, Series B (c) (f) (q)	66	1,203
Twitter Inc. Private Placement, Convertible Preferred, Series C (c) (f) (q)	18	326
Twitter Inc. Private Placement, Convertible Preferred, Series D (c) (f) (q)	30	550
Twitter Inc. Private Placement, Convertible Preferred, Series F (c) (f) (q)	11	206
Twitter Inc. Private Placement, Convertible Preferred, Series G-2 (c) (f) (q)	123	2,245
Total Preferred Stocks (cost $5,164)		4,707

SHORT TERM INVESTMENTS - 4.1%

Investment Companies - 1.1%
JNL Money Market Fund, 0.01% (a) (h)	2,000	2,000
T. Rowe Price Reserves Investment Fund, 0.05% (a) (h)	34,654	34,654
		36,654
Securities Lending Collateral - 3.0%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	101,217	101,217
Total Short Term Investments (cost $137,871)		137,871

Total Investments - 103.2% (cost $2,798,641)		3,489,743
Other Assets and Liabilities, Net - (3.2%)		(108,922)
Total Net Assets - 100.0%		$3,380,821

JNL/T. Rowe Price Mid-Cap Growth Fund

Portfolio Composition:	Percentage of Total Investments
Industrials	19.0%
Information Technology	17.4
Health Care	17.2
Consumer Discretionary	15.2
Financials	7.7
Energy	5.6
Consumer Staples	3.3
Materials	3.0
Utilities	1.3
Short Term Investments	10.3
Total Investments	100.0%

	Shares/Par (p)	Value
COMMON STOCKS - 94.6%

CONSUMER DISCRETIONARY - 16.1%
AutoZone Inc. (c)	50	$21,185
Carmax Inc. (c)	727	33,558
Charter Communications Inc. - Class A (c)	210	26,008
Chipotle Mexican Grill Inc. - Class A (c)	20	7,287
Choice Hotels International Inc. (e)	259	10,280
Discovery Communications Inc. - Class C (c)	79	5,503
Dollar General Corp. (c)	451	22,744
Dollar Tree Inc. (c)	327	16,625
DSW Inc. - Class A	152	11,167
Groupon Inc. - Class A (c) (e)	1,107	9,410
Harley-Davidson Inc.	249	13,650
Harman International Industries Inc.	37	2,024
Kohl’s Corp.	350	17,679
Liberty Interactive Corp. - Interactive Class A (c)	297	6,834
Marriott International Inc. - Class A	399	16,108
Netflix Inc. (c)	59	12,454
Norwegian Cruise Line Holdings Ltd. (c)	301	9,123
O’Reilly Automotive Inc. (c)	175	19,709
Panera Bread Co. - Class A (c)	56	10,413
SeaWorld Entertainment Inc.	103	3,615
Tesla Motors Inc. (c) (e)	73	7,842
Tim Hortons Inc.	299	16,185
TripAdvisor Inc. (c)	228	13,878
WABCO Holdings Inc. (c)	226	16,880
		330,161
CONSUMER STAPLES - 3.5%
Dean Foods Co. (c)	959	9,607
Green Mountain Coffee Roasters Inc. (c) (e)	271	20,341
The Fresh Market Inc. (c) (e)	103	5,121
TreeHouse Foods Inc. (c)	206	13,501
WhiteWave Foods Co - Class B (c)	352	5,351
WhiteWave Foods Co. - Class A (c) (e)	263	4,274
Whole Foods Market Inc.	250	12,870
		71,065
ENERGY - 5.9%
Concho Resources Inc. (c)	126	10,549
EQT Corp.	351	27,859
Laredo Petroleum Holdings Inc. (c) (e)	116	2,385
McDermott International Inc. (c)	1,035	8,466
Pioneer Natural Resources Co.	100	14,475
Range Resources Corp.	326	25,206
SM Energy Co.	350	20,993
Southwestern Energy Co. (c)	299	10,923
		120,856
FINANCIALS - 8.1%
BankUnited Inc.	101	2,627
CBOE Holdings Inc.	399	18,609
Charles Schwab Corp.	572	12,143
Fidelity National Financial Inc. - Class A	705	16,786
HCC Insurance Holdings Inc.	400	17,244
IntercontinentalExchange Inc. (c)	72	12,799
Jones Lang LaSalle Inc.	119	10,846
MSCI Inc. - Class A (c)	503	16,735
Progressive Corp.	650	16,523
TCF Financial Corp.	676	9,586
TD Ameritrade Holding Corp.	850	20,646

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Willis Group Holdings Plc	299	12,193
		166,737
HEALTH CARE - 18.2%
Agilent Technologies Inc.	400	17,104
Alexion Pharmaceuticals Inc. (c)	130	11,991
Alkermes Plc (c)	525	15,057
Bruker Corp. (c)	764	12,339
CareFusion Corp. (c)	626	23,068
Catamaran Corp. (c)	226	11,011
Cooper Cos. Inc.	120	14,286
Covance Inc. (c)	341	25,964
Cubist Pharmaceuticals Inc. (c)	99	4,782
Dentsply International Inc.	703	28,795
Edwards Lifesciences Corp. (c)	85	5,712
Elan Corp. Plc - ADR (c)	595	8,413
Henry Schein Inc. (c)	200	19,150
Idexx Laboratories Inc. (c)	214	19,213
Illumina Inc. (c) (e)	129	9,654
Incyte Corp. (c) (e)	229	5,038
Laboratory Corp. of America Holdings (c)	301	30,130
MEDNAX Inc. (c)	134	12,272
Mettler-Toledo International Inc. (c)	23	4,628
Onyx Pharmaceuticals Inc. (c) (f)	102	12,660
Pharmacyclics Inc. (c)	68	5,404
Quintiles Transnational Holdings Inc (c)	36	1,532
Regeneron Pharmaceuticals Inc. (c)	67	15,067
Teleflex Inc.	129	9,996
Theravance Inc. (c) (e)	274	10,557
Universal Health Services Inc. - Class B	239	16,003
Valeant Pharmaceuticals International Inc. (c)	125	10,760
Vertex Pharmaceuticals Inc. (c)	150	11,981
		372,567
INDUSTRIALS - 20.1%
Acuity Brands Inc.	140	10,573
Alaska Air Group Inc. (c)	165	8,580
AMETEK Inc.	523	22,123
Babcock & Wilcox Co.	804	24,144
Clean Harbors Inc. (c)	109	5,508
Colfax Corp. (c)	265	13,809
Equifax Inc.	300	17,679
Fastenal Co.	526	24,117
Hertz Global Holdings Inc. (c)	613	15,202
IDEX Corp.	462	24,860
IHS Inc. - Class A (c)	321	33,506
JB Hunt Transport Services Inc.	200	14,448
Kansas City Southern	150	15,894
Manpower Inc.	476	26,085
Nordson Corp.	101	7,000
Pall Corp.	385	25,576
Quanta Services Inc. (c)	954	25,243
Rexnord Corp. (c)	224	3,774
Roper Industries Inc.	200	24,844
Sensata Technologies Holding NV (c)	299	10,435
Textron Inc.	1,002	26,102
Verisk Analytics Inc. - Class A (c)	287	17,134
Waste Connections Inc.	349	14,358
		410,994
INFORMATION TECHNOLOGY - 18.2%
Akamai Technologies Inc. (c)	503	21,403
Altera Corp.	402	13,262
Amdocs Ltd.	651	24,146
Atmel Corp. (c)	1,609	11,826
Avago Technologies Ltd.	239	8,934
Concur Technologies Inc. (c) (e)	200	16,276
CoreLogic Inc. (c)	27	628
Cree Inc. (c)	153	9,771
Dropbox Inc. (c) (f) (q)	42	361
FactSet Research Systems Inc. (e)	200	20,388
Fiserv Inc. (c)	351	30,681
Gartner Inc. - Class A (c)	416	23,708
Global Payments Inc.	251	11,626
Intersil Corp. - Class A	40	313
IPG Photonics Corp. (e)	128	7,773
JDS Uniphase Corp. (c)	1,501	21,584
LinkedIn Corp. - Class A (c)	38	6,775
Microchip Technology Inc. (e)	251	9,350
Motorola Solutions Inc.	350	20,205
Red Hat Inc. (c)	451	21,567
SanDisk Corp. (c)	138	8,432
ServiceNow Inc. (c) (e)	283	11,430
Tableau Software Inc. - Class A (c)	22	1,219
TIBCO Software Inc. (c)	176	3,766
Trimble Navigation Ltd. (c)	352	9,156
Vantiv Inc. - Class A (c)	411	11,344
VeriSign Inc. (c)	403	17,998
Workday Inc. - Class A (c) (e)	166	10,639
Xilinx Inc.	462	18,300
		372,861
MATERIALS - 3.2%
Agnico-Eagle Mines Ltd.	361	9,942
Ball Corp.	106	4,403
Celanese Corp. - Class A	300	13,440
Franco-Nevada Corp.	299	10,704
Martin Marietta Materials Inc.	100	9,842
Rockwood Holdings Inc.	254	16,264
		64,595
UTILITIES - 1.3%
Calpine Corp. (c)	1,302	27,641
Total Common Stocks (cost $1,458,357)		1,937,477

PREFERRED STOCKS - 0.2%

CONSUMER DISCRETIONARY - 0.0%
Hungry Machine Inc. (c) (f) (q)	719	417

INFORMATION TECHNOLOGY - 0.2%
Coupon.com Inc. (c) (f) (q)	625	1,711
Dropbox Inc., Series A-1 (c) (f) (q)	258	2,204
Dropbox Inc., Series A (c) (f) (q)	53	449
		4,364
Total Preferred Stocks (cost $10,310)		4,781

SHORT TERM INVESTMENTS - 11.0%

Investment Companies - 4.8%
JNL Money Market Fund, 0.01% (a) (h)	1,000	1,000
T. Rowe Price Reserves Investment Fund, 0.05% (a) (h)	95,997	95,997
		96,997
Securities Lending Collateral - 6.2%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	126,123	126,123
Total Short Term Investments (cost $223,120)		223,120

Total Investments - 105.8% (cost $1,691,787)		2,165,378
Other Assets and Liabilities, Net - (5.8%)		(117,920)
Total Net Assets - 100.0%		$2,047,458

See accompanying Notes to Financial Statements.

JNL/T. Rowe Price Short-Term Bond Fund

Portfolio Composition:	Percentage of Total Investments
Financials	22.1%
Non-U.S. Government Agency ABS	18.6
U.S. Government Agency MBS	16.2
Government Securities	8.7
Energy	8.2
Consumer Discretionary	4.2
Consumer Staples	3.6
Utilities	3.4
Health Care	2.8
Telecommunication Services	2.7
Industrials	2.4
Information Technology	1.8
Materials	1.5
Short Term Investments	3.8
Total Investments	100.0%

	Shares/Par (p)	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 18.7%
Ally Auto Receivables Trust
0.97%, 08/17/15	$563	$564
0.57%, 08/20/15	5,990	5,969
0.99%, 11/16/15	3,007	3,013
Ally Master Owner Trust
2.15%, 01/15/16	355	357
0.99%, 02/15/17 (i)	8,000	8,026
1.00%, 02/15/18	580	575
American Express Credit Account Master Trust
0.36%, 04/17/17 (i)	3,185	3,183
0.99%, 03/15/18	2,840	2,836
1.29%, 03/15/18 (r)	3,245	3,267
1.07%, 05/15/18 (r)	770	774
AmeriCredit Automobile Receivables Trust
1.61%, 10/08/15	884	885
2.33%, 03/08/16	1,935	1,953
1.17%, 05/09/16	3,140	3,149
1.55%, 07/08/16	5,165	5,203
1.73%, 02/08/17	1,710	1,725
1.19%, 05/08/18	2,560	2,534
Banc of America Commercial Mortgage Inc. REMIC
4.63%, 12/10/42	680	689
4.62%, 07/10/43	3,200	3,276
4.67%, 07/10/43	7,804	8,263
5.92%, 05/10/45 (i)	6,510	7,188
5.63%, 07/10/46	1,860	2,041
Banc of America Commercial Mortgage Trust REMIC, 5.37%, 09/10/45 (i)	3,260	3,548
Bear Stearns Commercial Mortgage Securities Inc.
5.20%, 01/12/41	835	847
REMIC, 5.20%, 12/11/38	4,560	5,032
REMIC, 5.12%, 02/11/41 (i)	2,323	2,453
REMIC, 4.67%, 06/11/41	1,050	1,105
REMIC, 5.54%, 09/11/41	1,280	1,415
REMIC, 5.75%, 09/11/42	2,321	2,454
REMIC, 5.61%, 06/11/50	544	549
REMIC, 5.70%, 06/11/50	815	845
BMW Vehicle Lease Trust, 0.54%, 09/21/15	4,050	4,036
BMW Vehicle Owner Trust, 0.76%, 08/25/15	1,649	1,651
Cabela’s Master Credit Card Trust, 1.64%, 01/16/18 (i) (r)	1,700	1,728
Capital Auto Receivables Asset Trust
0.79%, 06/20/17	4,790	4,767
1.24%, 10/20/17	2,985	2,984
CarMax Auto Owner Trust
2.04%, 10/15/15	2,420	2,442
0.91%, 12/15/15	2,617	2,622
3.75%, 12/15/15	660	673
4.88%, 08/15/16	420	431
0.89%, 09/15/16	1,650	1,654
0.84%, 03/15/17	3,040	3,046
0.52%, 07/17/17	3,095	3,075
CIT Equipment Collateral, 1.10%, 08/22/16 (r)	2,000	2,003
Citicorp Mortgage Securities Inc. REMIC, 5.50%, 12/25/33	59	59
Citigroup Commercial Mortgage Trust REMIC, 5.61%, 04/15/40 (i)	1,577	1,614
CNH Equipment Trust
0.91%, 08/15/16	2,334	2,337
0.94%, 05/15/17	4,480	4,489
0.69%, 06/15/18	6,910	6,869
Commercial Mortgage Pass-Through Certificates REMIC
5.52%, 07/10/37 (i)	1,300	1,333
5.17%, 06/10/44 (i)	560	593
1.16%, 12/10/44	282	283
CS First Boston Mortgage Securities Corp. REMIC, 5.01%, 02/15/38 (i)	1,425	1,486
DBUBS Mortgage Trust REMIC, 2.24%, 08/10/44	1,006	1,019
Discover Card Master Trust, 0.54%, 08/15/16 (i)	3,570	3,573
Enterprise Fleet Financing LLC, 0.68%, 09/20/18 (r)	4,385	4,370
Ford Credit Auto Lease Trust
1.34%, 09/15/14	1,215	1,218
0.85%, 01/15/15	2,385	2,387
1.01%, 05/15/16	2,130	2,092
1.28%, 06/15/16	1,565	1,544
REMIC, 1.10%, 12/15/15 (r)	735	727
REMIC, 1.50%, 03/15/17 (r)	910	907
Ford Credit Auto Owner Trust
2.42%, 11/15/14	650	653
8.14%, 02/15/16 (r)	415	427
4.05%, 10/15/16	645	667
Ford Credit Floorplan Master Owner Trust
0.74%, 09/15/16	3,945	3,951
4.20%, 02/15/17 (r)	3,120	3,284
4.99%, 02/15/17 (r)	2,230	2,350
REMIC, 1.50%, 09/15/15	3,700	3,708
Fosse Master Issuer Plc, 1.68%, 10/18/54 (i) (r)	1,635	1,658
GE Capital Credit Card Master Note Trust, 1.03%, 01/15/18	2,960	2,973
GE Dealer Floorplan Master Note Trust
0.63%, 10/20/17 (i)	5,265	5,227
0.59%, 04/20/18 (i)	4,635	4,614
GE Equipment Midticket LLC, 0.78%, 09/22/20	2,390	2,378
GE Equipment Small Ticket LLC, 1.04%, 09/21/15 (r)	1,130	1,133
GE Equipment Transportation LLC, 0.99%, 11/23/15	510	511
Greenwich Capital Commercial Funding Corp. REMIC, 6.06%, 07/10/38 (i)	3,640	4,034
GS Mortgage Securities Corp. II REMIC
5.55%, 04/10/38 (i)	2,240	2,440
2.33%, 03/10/44 (r)	2,360	2,394
5.98%, 08/10/45 (i)	1,065	1,132
GTP Acquisition Partners I LLC
4.35%, 06/15/16 (r)	1,690	1,776
2.36%, 05/15/18 (r)	5,715	5,541
Holmes Master Issuer Plc, 1.93%, 10/15/54 (i) (r)	5,210	5,304

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Honda Auto Receivables Owner Trust
0.56%, 05/15/16	3,185	3,180
1.55%, 08/18/17	1,695	1,711
HSBC Home Equity Loan Trust REMIC, 0.34%, 03/20/36 (i)	1,075	1,065
Huntington Auto Trust
1.01%, 01/15/16 (r)	1,684	1,687
0.81%, 09/15/16	4,005	4,011
Hyundai Auto Lease Securitization Trust, 0.77%, 10/17/16 (r)	3,480	3,459
Hyundai Auto Receivables Trust
0.72%, 03/15/16	2,297	2,300
3.51%, 11/15/17	6,830	7,184
0.73%, 06/15/18	4,305	4,267
0.75%, 09/17/18	3,900	3,854
John Deere Owner Trust, 0.60%, 03/15/17	7,160	7,125
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC
4.72%, 01/15/38	1,644	1,665
4.72%, 02/11/41	242	245
5.54%, 10/12/41	1,854	2,059
4.68%, 07/15/42	395	398
5.00%, 08/15/42 (i)	2,421	2,553
5.48%, 12/12/44 (i)	1,700	1,840
1.03%, 05/15/45	412	413
1.87%, 02/15/46 (r)	1,148	1,156
1.53%, 07/15/46 (r)	2,384	2,399
JPMorgan Mortgage Trust REMIC, 2.78%, 07/25/35 (i)	284	277
Lanark Master Issuer Plc REMIC, 0.74%, 12/22/54 (i) (r)	5,330	5,330
LB-UBS Commercial Mortgage Trust REMIC
5.20%, 11/15/30 (i)	3,775	4,047
4.57%, 01/15/31	745	758
Mercedes-Benz Auto Lease Trust
0.88%, 11/17/14	1,280	1,282
1.24%, 07/17/17 (r)	1,920	1,924
1.07%, 11/15/17	1,070	1,073
0.72%, 12/17/18	2,155	2,144
Mercedes-Benz Auto Receivables Trust, 1.22%, 12/15/17	1,820	1,830
Mercedes-Benz Master Owner Trust, 0.79%, 11/15/17 (r)	9,925	9,846
Morgan Stanley Capital I Trust REMIC
5.27%, 06/13/41 (i)	880	906
4.78%, 12/13/41	935	974
4.99%, 08/13/42	1,565	1,662
6.46%, 01/11/43 (i)	1,973	2,050
5.73%, 07/12/44 (i)	2,791	3,084
Motor Plc
1.29%, 02/25/20 (r)	960	964
0.70%, 02/15/21 (i) (r)	3,775	3,777
Navistar Financial Corp. Owner Trust, 1.19%, 01/18/19 (r)	4,225	4,236
Navistar Financial Dealer Note Master Trust, 0.86%, 01/25/18 (i) (r)	4,920	4,913
Nissan Auto Lease Trust, 0.92%, 02/16/15	3,085	3,088
Nissan Auto Receivables Owner Trust, 1.18%, 02/16/15	921	923
Porsche Financial Auto Securitization Trust, 1.19%, 12/17/18 (r)	915	919
Porsche Innovative Lease Owner Trust, 1.26%, 11/20/17 (r)	2,020	2,026
RSB Bondco LLC, 5.72%, 04/01/18	3,825	4,072
SBA Tower Trust REMIC
2.93%, 12/15/17 (r)	6,310	6,366
2.24%, 04/15/18 (r)	2,925	2,863
3.60%, 04/15/18 (r)	2,270	2,245
Sequoia Mortgage Trust REMIC, 3.75%, 02/25/40 (i)	39	38
Sierra Timeshare Receivables Funding LLC, 1.59%, 11/20/29 (r)	1,954	1,939
SMART Trust
0.84%, 09/14/16	785	782
1.59%, 10/14/16 (r)	4,240	4,274
0.97%, 03/14/17	1,665	1,663
1.18%, 02/14/19	1,165	1,148
Structured Asset Securities Corp. REMIC, 2.57%, 09/25/33 (i)	552	530
Toyota Auto Receivables Owner Trust, 0.75%, 02/16/16	1,445	1,447
Volkswagen Auto Loan Enhanced Trust
1.22%, 06/22/15	2,479	2,486
0.56%, 08/21/17	7,835	7,783
Wachovia Bank Commercial Mortgage Trust REMIC, 4.94%, 04/15/42	670	707
Wells Fargo & Co. Commercial Mortgage Trust REMIC, 2.50%, 02/15/44 (r)	688	699
Wells Fargo Mortgage Backed Securities Trust REMIC
4.75%, 06/25/34 (i)	284	284
2.73%, 04/25/35 (i)	1,792	1,783
WF-RBS Commercial Mortgage Trust REMIC, 1.61%, 06/15/44 (r)	1,908	1,924
Wheels SPV LLC REMIC, 1.19%, 03/20/21 (r)	1,806	1,813
World Financial Network Credit Card Master Trust, 4.66%, 05/15/17	3,640	3,646
World Omni Automobile Lease Securitization Trust
0.93%, 11/16/15	1,280	1,280
1.06%, 11/15/17	1,365	1,365
World Omni Master Owner Trust, 0.54%, 02/15/18 (i) (r)	7,440	7,403

Total Non-U.S. Government Agency Asset-Backed Securities (cost $379,494)		377,029

CORPORATE BONDS AND NOTES - 52.7%

CONSUMER DISCRETIONARY - 4.2%
AutoZone Inc.
5.75%, 01/15/15 (l)	780	837
5.50%, 11/15/15	955	1,050
Brinker International Inc., 2.60%, 05/15/18	775	758
Carnival Corp., 1.20%, 02/05/16	2,075	2,060
COX Communications Inc., 5.45%, 12/15/14	967	1,032
Daimler Finance North America LLC
0.89%, 03/28/14 (i) (r)	4,845	4,859
1.88%, 09/15/14 (r)	1,710	1,725
DIRECTV Holdings LLC
4.75%, 10/01/14	7,460	7,806
3.50%, 03/01/16	2,635	2,768
1.75%, 01/15/18	3,120	3,011
Discovery Communications LLC, 3.70%, 06/01/15	1,602	1,681
Hasbro Inc., 6.13%, 05/15/14 (l)	1,080	1,129
Interpublic Group of Cos. Inc.
6.25%, 11/15/14	3,432	3,638
2.25%, 11/15/17	5,055	4,911
Johnson Controls Inc., 0.68%, 02/04/14 (i)	4,385	4,390
NBCUniversal Enterprise Inc., 0.97%, 04/15/18 (i) (r)	2,635	2,658
NBCUniversal Media LLC, 2.10%, 04/01/14	3,605	3,648
Newell Rubbermaid Inc., 2.00%, 06/15/15	830	840
News America Inc., 5.30%, 12/15/14	4,052	4,311
Nissan Motor Acceptance Corp., 1.95%, 09/12/17 (r)	4,015	3,987

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Rogers Cable Inc., 6.75%, 03/15/15	877	962
Staples Inc., 9.75%, 01/15/14 (l)	4,125	4,318
TCM Sub LLC, 3.55%, 01/15/15 (r)	8,105	8,395
Thomson Reuters Corp.
5.95%, 07/15/13	2,830	2,836
0.88%, 05/23/16	2,205	2,183
Time Warner Cable Inc.
8.25%, 02/14/14	2,915	3,048
7.50%, 04/01/14	810	849
Volkswagen International Finance NV, 1.63%, 03/22/15 (r)	5,025	5,083
		84,773
CONSUMER STAPLES - 3.6%
Altria Group Inc., 8.50%, 11/10/13 (l)	3,800	3,904
Anheuser-Busch InBev Worldwide Inc.
1.50%, 07/14/14	2,125	2,147
1.38%, 07/15/17	4,925	4,846
Avon Products Inc., 2.38%, 03/15/16	1,790	1,804
BAT International Finance Plc
8.13%, 11/15/13 (r)	6,060	6,216
1.40%, 06/05/15 (r)	2,490	2,509
Bunge Ltd. Finance Corp.
5.35%, 04/15/14	1,860	1,917
5.10%, 07/15/15	1,650	1,774
3.20%, 06/15/17	6,640	6,791
Coca-Cola Amatil Ltd., 3.25%, 11/02/14 (r)	6,605	6,820
Coca-Cola Co., 0.25%, 03/05/15 (i)	3,475	3,475
Heineken NV, 1.40%, 10/01/17 (r)	2,565	2,491
Imperial Tobacco Finance Plc, 2.05%, 02/11/18 (r)	6,995	6,874
Kraft Foods Group Inc., 1.63%, 06/04/15	2,670	2,698
Pernod-Ricard SA, 2.95%, 01/15/17 (r)	3,160	3,232
Philip Morris International Inc., 1.63%, 03/20/17	3,255	3,236
Reynolds American Inc., 1.05%, 10/30/15	1,035	1,035
SABMiller Holdings Inc., 1.85%, 01/15/15 (r)	2,950	2,993
Walgreen Co., 4.88%, 08/01/13	8,360	8,389
		73,151
ENERGY - 8.2%
Anadarko Petroleum Corp.
5.75%, 06/15/14	4,275	4,469
6.38%, 09/15/17	4,205	4,834
Apache Corp., 6.00%, 09/15/13	4,835	4,886
BG Energy Capital Plc, 2.88%, 10/15/16 (r)	7,300	7,640
BP Capital Markets Plc, 3.63%, 05/08/14	9,050	9,285
Canadian Natural Resources Ltd.
1.45%, 11/14/14	2,945	2,969
5.70%, 05/15/17	4,010	4,546
Chevron Corp., 0.89%, 06/24/16	1,810	1,812
CNOOC Finance 2013 Ltd., 1.13%, 05/09/16	1,831	1,801
DCP Midstream LLC
9.70%, 12/01/13 (r)	2,135	2,210
5.38%, 10/15/15 (r)	3,310	3,562
DCP Midstream Operating LP, 2.50%, 12/01/17	1,915	1,890
Energy Transfer Partners LP
8.50%, 04/15/14	4,390	4,644
5.95%, 02/01/15	4,110	4,403
6.70%, 07/01/18	625	734
Ensco Plc, 3.25%, 03/15/16	7,605	7,946
Enterprise Products Operating LLC
5.60%, 10/15/14	2,263	2,395
1.25%, 08/13/15	3,220	3,230
Florida Gas Transmission Co. LLC, 4.00%, 07/15/15 (r)	4,685	4,939
Gazprom OAO Via Gaz Capital SA, 4.95%, 05/23/16 (r)	3,545	3,681
Kinder Morgan Energy Partners LP
5.13%, 11/15/14	2,480	2,620
3.50%, 03/01/16	1,525	1,607
Korea National Oil Corp., 4.00%, 10/27/16 (r)	765	809
Magellan Midstream Partners LP, 6.45%, 06/01/14	1,895	1,991
Marathon Oil Corp., 0.90%, 11/01/15	4,010	3,987
Noble Holding International Ltd.
7.38%, 03/15/14	485	506
3.45%, 08/01/15	975	1,011
3.05%, 03/01/16	4,295	4,404
2.50%, 03/15/17	540	540
Occidental Petroleum Corp., 1.45%, 12/13/13	3,815	3,831
ONEOK Partners LP, 3.25%, 02/01/16	5,835	6,085
Petrobras Global Finance BV, 2.00%, 05/20/16	3,575	3,500
PetroHawk Energy Corp., 7.25%, 08/15/18	5,270	5,750
Phillips 66, 1.95%, 03/05/15	2,760	2,802
Pioneer Natural Resources Co., 5.88%, 07/15/16	6,338	7,067
Plains All American Pipeline LP, 3.95%, 09/15/15	6,454	6,844
Rowan Cos. Inc., 5.00%, 09/01/17	995	1,075
Talisman Energy Inc., 5.13%, 05/15/15	3,005	3,211
Tennessee Gas Pipeline Co. LLC, 8.00%, 02/01/16	4,150	4,807
TransCanada PipeLines Ltd.
0.88%, 03/02/15	1,030	1,031
0.95%, 06/30/16 (i)	5,985	5,999
Transocean Inc.
4.95%, 11/15/15	3,345	3,587
5.05%, 12/15/16	1,285	1,397
2.50%, 10/15/17	3,095	3,058
Williams Partners LP, 3.80%, 02/15/15	5,876	6,126
		165,521
FINANCIALS - 22.2%
ACE INA Holdings Inc., 5.60%, 05/15/15	4,280	4,641
Aflac Inc., 2.65%, 02/15/17	645	660
American Express Co., 0.86%, 05/22/18 (i)	7,075	7,066
American Honda Finance Corp.
0.39%, 04/08/14 (i) (r)	3,500	3,503
1.45%, 02/27/15 (r)	5,775	5,834
0.65%, 05/26/16 (i) (r)	4,910	4,902
American International Group Inc.
4.25%, 09/15/14	8,350	8,659
3.00%, 03/20/15	1,215	1,252
ANZ National International Ltd., 1.85%, 10/15/15 (r)	5,455	5,531
Bank of America Corp.
1.50%, 10/09/15	9,490	9,467
1.25%, 01/11/16	5,045	4,975
1.09%, 03/22/16 (i)	2,030	2,024
Bank of New York Mellon Corp.
0.70%, 10/23/15	10,155	10,118
0.51%, 03/04/16 (i)	5,070	5,066
Bank of Nova Scotia, 0.75%, 10/09/15 (e)	8,215	8,178
Barclays Bank Plc, 5.20%, 07/10/14	9,995	10,426
BB&T Corp., 1.13%, 06/15/18 (i)	2,115	2,117
Berkshire Hathaway Inc., 2.20%, 08/15/16	5,765	5,952
Boston Properties LP, 5.00%, 06/01/15	3,095	3,326
BPCE SA, 2.38%, 10/04/13 (r)	5,410	5,434
Capital One Financial Corp.
6.25%, 11/15/13 (e)	2,046	2,089
2.13%, 07/15/14	4,015	4,062
2.15%, 03/23/15	3,065	3,113
Caterpillar Financial Services Corp.
0.70%, 11/06/15	8,110	8,092
0.51%, 02/26/16 (i)	2,470	2,468

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
Citigroup Inc.
1.25%, 01/15/16	6,770	6,688
1.06%, 04/01/16 (i)	7,260	7,278
Commonwealth Bank of Australia, 1.95%, 03/16/15	3,595	3,659
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 4.20%, 05/13/14 (r)	1,150	1,186
DNB Bank ASA, 3.20%, 04/03/17 (r)	4,890	5,061
Fifth Third Bancorp, 3.63%, 01/25/16	2,730	2,882
Ford Motor Credit Co. LLC
3.88%, 01/15/15	6,145	6,333
2.75%, 05/15/15	3,630	3,680
3.00%, 06/12/17	2,090	2,094
General Electric Capital Corp.
1.88%, 09/16/13 (e)	1,535	1,540
2.38%, 06/30/15	5,820	5,968
0.98%, 04/02/18 (i)	8,150	8,184
Goldman Sachs Group Inc., 1.60%, 11/23/15	13,785	13,815
Harley-Davidson Financial Services Inc., 1.15%, 09/15/15 (r)	3,955	3,947
HSBC Bank Plc, 0.92%, 05/15/18 (i) (r)	4,875	4,875
HSBC USA Inc.
2.38%, 02/13/15	3,225	3,295
1.63%, 01/16/18	4,480	4,369
Hyundai Capital America, 1.63%, 10/02/15 (r)	1,870	1,864
Hyundai Capital Services Inc.
4.38%, 07/27/16 (r)	5,345	5,665
3.50%, 09/13/17 (r)	1,725	1,756
John Deere Capital Corp.
0.37%, 10/08/14 (i)	7,265	7,271
0.40%, 01/12/15 (i)	7,155	7,152
JPMorgan Chase & Co.
0.89%, 02/26/16 (i)	5,695	5,683
2.00%, 08/15/17	8,560	8,493
KeyBank NA, 4.95%, 09/15/15	590	636
KeyCorp, 3.75%, 08/13/15	2,560	2,696
Kilroy Realty LP, 5.00%, 11/03/15	3,425	3,691
MetLife Institutional Funding II
1.17%, 04/04/14 (i) (r)	2,430	2,445
0.64%, 01/06/15 (i) (r)	2,800	2,805
Metropolitan Life Global Funding I
1.70%, 06/29/15 (r)	4,365	4,433
1.50%, 01/10/18 (r)	3,440	3,334
Morgan Stanley
0.76%, 10/15/15 (i)	3,495	3,427
1.52%, 02/25/16 (i)	9,680	9,653
1.56%, 04/25/18 (e) (i)	5,755	5,644
National Bank of Canada, 1.45%, 11/07/17	8,005	7,796
National Rural Utilities Cooperative Finance Corp., 1.00%, 02/02/15	700	703
New York Life Global Funding
2.45%, 07/14/16 (r)	5,160	5,345
1.30%, 10/30/17 (r)	2,235	2,178
Nordea Bank AB, 0.88%, 05/13/16 (r)	10,140	10,027
PACCAR Financial Corp., 1.60%, 03/15/17	4,115	4,075
Principal Financial Group Inc., 1.85%, 11/15/17	980	962
Principal Life Global Funding II
1.13%, 09/18/15 (r)	3,820	3,826
0.64%, 05/27/16 (i) (r)	10,015	9,981
Prudential Financial Inc., 5.10%, 09/20/14	2,680	2,816
Regions Financial Corp.
7.75%, 11/10/14	1,470	1,588
5.75%, 06/15/15	1,330	1,435
Royal Bank of Canada, 0.64%, 03/08/16 (i)	8,750	8,764
Royal Bank of Scotland Group Plc, 2.55%, 09/18/15	2,950	2,999
Simon Property Group LP, 4.20%, 02/01/15	540	562
Societe Generale, 2.50%, 01/15/14 (r)	2,275	2,292
Sumitomo Mitsui Banking Corp.
1.90%, 01/12/15 (e) (r)	6,225	6,305
0.90%, 01/18/16 (e)	3,235	3,203
Sumitomo Mitsui Trust Bank Ltd., 1.80%, 03/28/18 (e) (r)	6,520	6,340
Sun Life Financial Global Funding III LP, 0.52%, 10/06/13 (i) (r)	3,255	3,254
Swedbank AB, 1.75%, 03/12/18 (r)	9,235	8,969
Toronto-Dominion Bank
0.46%, 07/26/13 (i)	2,070	2,070
0.83%, 04/30/18 (i)	4,565	4,565
Toyota Motor Credit Corp.
0.42%, 03/10/15 (i)	1,950	1,948
2.00%, 09/15/16	5,380	5,488
U.S. Bancorp, 2.20%, 11/15/16	6,490	6,656
UBS AG, 1.28%, 01/28/14 (i)	2,543	2,556
Union Bank NA, 2.13%, 06/16/17	3,630	3,625
Ventas Realty LP
3.13%, 11/30/15	4,955	5,185
2.00%, 02/15/18	1,585	1,534
Wachovia Bank NA, 4.88%, 02/01/15	2,210	2,340
Wachovia Capital Trust III, 5.57%, (callable at 100 beginning 08/14/13) (m)	425	417
WEA Finance LLC, 5.75%, 09/02/15 (r)	3,510	3,834
Wells Fargo & Co.
1.25%, 02/13/15	5,940	5,973
2.10%, 05/08/17	3,120	3,130
Westpac Banking Corp.
2.10%, 08/02/13	3,250	3,255
1.13%, 09/25/15	5,595	5,618
Woodside Finance Ltd.
5.00%, 11/15/13 (r)	820	832
4.50%, 11/10/14 (r)	3,175	3,313
		446,216
HEALTH CARE - 2.8%
AbbVie Inc., 1.20%, 11/06/15 (r)	8,090	8,098
Aetna Inc., 1.50%, 11/15/17	2,050	1,990
Agilent Technologies Inc.
2.50%, 07/15/13	3,748	3,751
6.50%, 11/01/17	4,410	5,086
Boston Scientific Corp., 4.50%, 01/15/15	3,010	3,149
Celgene Corp., 1.90%, 08/15/17	770	764
Express Scripts Holding Co.
2.75%, 11/21/14	5,785	5,912
2.10%, 02/12/15	945	961
Express Scripts Inc., 3.13%, 05/15/16	1,810	1,882
Gilead Sciences Inc., 2.40%, 12/01/14	2,205	2,254
Life Technologies Corp., 3.50%, 01/15/16	1,910	1,988
McKesson Corp., 0.95%, 12/04/15	1,575	1,570
Takeda Pharmaceutical Co. Ltd., 1.03%, 03/17/15 (r)	4,355	4,378
UnitedHealth Group Inc.
0.85%, 10/15/15	1,540	1,542
1.88%, 11/15/16	1,535	1,561
Watson Pharmaceuticals Inc.
5.00%, 08/15/14	5,360	5,582
1.88%, 10/01/17	2,505	2,441
WellPoint Inc.
6.00%, 02/15/14	2,525	2,607
1.25%, 09/10/15 (e)	1,680	1,682
		57,198
INDUSTRIALS - 2.4%
BAA Funding Ltd., 2.50%, 06/25/15 (r)	5,690	5,780
Catholic Health Initiatives, 1.60%, 11/01/17	535	523
ERAC USA Finance LLC
2.75%, 07/01/13 (r)	1,890	1,890

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
5.60%, 05/01/15 (r)	1,190	1,285
1.40%, 04/15/16 (r)	1,460	1,449
2.75%, 03/15/17 (r)	1,475	1,504
GATX Corp.
3.50%, 07/15/16	3,365	3,519
2.38%, 07/30/18	1,005	987
General Electric Co., 0.85%, 10/09/15	3,720	3,716
International Lease Finance Corp., 2.22%, 06/15/16 (i)	3,475	3,449
Kansas City Southern de Mexico SA de CV, 2.35%, 05/15/20 (r)	2,255	2,180
Norfolk Southern Corp., 5.75%, 01/15/16	7,083	7,879
Penske Truck Leasing Co. LP
2.50%, 03/15/16 (r)	1,090	1,109
2.88%, 07/17/18 (r)	1,405	1,418
Roper Industries Inc.
6.63%, 08/15/13 (l)	1,435	1,445
1.85%, 11/15/17	885	871
2.05%, 10/01/18	2,290	2,245
Southwest Airlines Co., 5.25%, 10/01/14	2,760	2,889
Turlock Corp., 1.50%, 11/02/17 (r)	2,205	2,140
Waste Management Inc., 2.60%, 09/01/16	1,300	1,342
		47,620
INFORMATION TECHNOLOGY - 1.8%
Altera Corp., 1.75%, 05/15/17	1,920	1,903
Apple Inc., 0.45%, 05/03/16	6,720	6,647
Arrow Electronics Inc., 3.38%, 11/01/15	1,840	1,904
Autodesk Inc., 1.95%, 12/15/17	1,585	1,546
Broadcom Corp.
1.50%, 11/01/13	1,210	1,214
2.38%, 11/01/15	1,590	1,638
Electronic Data Systems Corp., 6.00%, 08/01/13 (l)	1,410	1,416
EMC Corp., 1.88%, 06/01/18	5,195	5,133
Fiserv Inc., 3.13%, 06/15/16	6,315	6,584
Hewlett-Packard Co.
1.82%, 09/19/14 (i)	1,560	1,575
2.63%, 12/09/14	2,755	2,811
2.35%, 03/15/15	1,985	2,013
Xerox Corp.
1.09%, 05/16/14 (i)	1,230	1,229
2.95%, 03/15/17	575	580
		36,193
MATERIALS - 1.5%
Anglo American Capital Plc, 2.15%, 09/27/13 (r)	2,040	2,046
Barrick Gold Corp.
6.13%, 09/15/13	4,100	4,140
1.75%, 05/30/14	1,899	1,901
CRH America Inc., 5.30%, 10/15/13	980	992
Dow Chemical Co., 2.50%, 02/15/16	5,115	5,271
Eastman Chemical Co., 2.40%, 06/01/17	1,930	1,933
Goldcorp Inc., 2.13%, 03/15/18	2,080	1,991
International Paper Co., 5.30%, 04/01/15	2,425	2,591
Rio Tinto Finance USA Plc, 1.38%, 06/17/16	4,245	4,219
Rock-Tenn Co., 3.50%, 03/01/20	3,250	3,179
Teck Resources Ltd., 2.50%, 02/01/18	925	899
		29,162
TELECOMMUNICATION SERVICES - 2.6%
America Movil SAB de CV
3.63%, 03/30/15	1,580	1,631
2.38%, 09/08/16	2,565	2,598
American Tower Corp., 4.63%, 04/01/15	9,900	10,461
AT&T Inc.
0.88%, 02/13/15	2,640	2,641
0.66%, 02/12/16 (i)	3,995	3,973
British Telecommunications Plc
1.40%, 12/20/13 (i)	2,155	2,166
1.63%, 06/28/16	1,695	1,702
CC Holdings GS V LLC, 2.38%, 12/15/17	8,750	8,608
Crown Castle Towers LLC, 4.52%, 01/15/15 (r)	4,835	5,060
Rogers Wireless Communications Inc., 6.38%, 03/01/14	1,900	1,971
Telecom Italia Capital SA, 5.25%, 11/15/13	4,485	4,541
Verizon Communications Inc., 0.47%, 03/06/15 (i) (r)	4,960	4,952
Vivendi SA, 2.40%, 04/10/15 (r)	2,490	2,534
		52,838
UTILITIES - 3.4%
Alabama Power Co., 0.55%, 10/15/15	1,935	1,924
Appalachian Power Co., 3.40%, 05/24/15	455	475
CMS Energy Corp., 4.25%, 09/30/15	7,505	7,958
Commonwealth Edison Co.
1.63%, 01/15/14	2,485	2,499
1.95%, 09/01/16	1,095	1,119
Dominion Resources Inc.
2.25%, 09/01/15	1,275	1,306
1.95%, 08/15/16	1,465	1,494
1.40%, 09/15/17	4,295	4,205
DTE Energy Co., 7.63%, 05/15/14	2,617	2,772
Duke Energy Corp.
3.95%, 09/15/14	1,160	1,202
1.63%, 08/15/17	1,440	1,413
Enel Finance International NV, 3.88%, 10/07/14 (r)	2,535	2,596
Georgia Power Co.
1.30%, 09/15/13 (e)	3,060	3,065
0.59%, 03/15/16 (i)	1,980	1,981
Great Plains Energy Inc., 2.75%, 08/15/13	1,905	1,909
Iberdrola Finance Ireland Ltd., 3.80%, 09/11/14 (r)	2,320	2,380
Korea Hydro & Nuclear Power Co. Ltd., 3.13%, 09/16/15 (r)	2,835	2,920
MidAmerican Energy Holdings Co., 5.00%, 02/15/14	1,825	1,875
Mississippi Power Co., 2.35%, 10/15/16	1,020	1,058
NextEra Energy Capital Holdings Inc., 1.20%, 06/01/15	1,320	1,327
NiSource Finance Corp., 5.40%, 07/15/14	4,710	4,922
Ohio Power Co., 5.75%, 09/01/13	5,375	5,419
PPL Capital Funding Inc., 1.90%, 06/01/18 (e)	1,220	1,198
Progress Energy Inc., 6.05%, 03/15/14	875	907
PSEG Power LLC, 2.75%, 09/15/16	1,215	1,253
Sempra Energy, 1.03%, 03/15/14 (i)	4,435	4,450
Sierra Pacific Power Co., 5.45%, 09/01/13	2,310	2,328
Southern Co., 1.95%, 09/01/16	1,370	1,390
		67,345
Total Corporate Bonds and Notes (cost $1,057,331)		1,060,017

GOVERNMENT AND AGENCY OBLIGATIONS - 24.9%

GOVERNMENT SECURITIES - 8.7%
Federal Home Loan Bank - 0.9% (w)
Federal Home Loan Bank, 0.50%, 11/20/15	18,965	18,935
Federal Home Loan Mortgage Corp. - 0.9% (w)
Federal Home Loan Mortgage Corp.
0.88%, 10/28/13	11,915	11,944
0.50%, 04/17/15	6,260	6,275
		18,219
Federal National Mortgage Association - 2.1% (w)
Federal National Mortgage Association
1.00%, 09/23/13	4,415	4,423

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
0.75%, 12/19/14	13,110	13,190
0.50%, 07/02/15	3,425	3,430
0.88%, 08/28/17 - 10/26/17	22,395	21,935
		42,978
Municipals - 0.3%
Florida Hurricane Catastrophe Fund Finance Corp., 1.30%, 07/01/16	5,300	5,247
Sovereign - 0.5%
Mexico Bonos, 9.50%, 12/18/14, MXN	115,985	9,619
Treasury Inflation Index Securities - 2.7%
U.S. Treasury Inflation Indexed Note
1.88%, 07/15/13 (n)	28,572	28,600
2.00%, 07/15/14 (n)	14,490	14,957
0.50%, 04/15/15 (n)	10,505	10,766
		54,323
U.S. Treasury Securities - 1.3%
U.S. Treasury Note, 0.25%, 09/30/14 (o)	25,425	25,434

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 16.2%
Federal Home Loan Mortgage Corp. - 1.9%
Federal Home Loan Mortgage Corp.
4.00%, 02/01/14 - 05/01/26	1,649	1,732
5.00%, 10/01/17 - 12/01/23	4,357	4,634
4.50%, 11/01/18 - 08/01/25	1,320	1,389
1.37%, 05/25/19	7,426	7,440
5.50%, 10/01/19 - 07/01/20	790	854
2.41%, 09/01/33 (i)	143	152
2.88%, 09/01/33 (i)	26	27
2.28%, 10/01/34 (i)	66	70
2.38%, 11/01/34 (i)	120	128
2.90%, 11/01/34 (i)	41	44
2.91%, 11/01/34 (i)	63	67
2.98%, 11/01/34 (i)	30	32
2.56%, 01/01/35 - 02/01/35 (i)	100	106
2.31%, 02/01/35 (i)	62	65
2.40%, 02/01/35 (i)	120	128
2.50%, 02/01/35 - 02/01/35 (i)	128	137
2.55%, 02/01/35 (i)	69	73
2.78%, 02/01/35 (i)	72	77
2.61%, 06/01/35 (i)	592	633
2.59%, 09/01/35 (i)	882	933
2.80%, 10/01/35 (i)	429	456
2.73%, 11/01/35 (i)	293	312
2.49%, 03/01/36 (i)	412	438
6.00%, 11/01/37	2,024	2,194
REMIC, 1.43%, 08/25/17	5,810	5,830
REMIC, 5.00%, 10/15/21	482	509
REMIC, 0.64%, 05/15/36 (i)	542	548
REMIC, 0.69%, 08/15/41 - 07/15/42 (i)	9,960	10,028
		39,036
Federal National Mortgage Association - 12.5%
Federal National Mortgage Association
5.50%, 01/01/17 - 05/01/40	45,778	49,675
5.00%, 07/01/19 - 07/01/41	19,552	21,022
4.50%, 06/01/19 - 10/01/26	40,788	43,466
4.00%, 02/01/25 - 10/01/41	44,391	46,620
3.50%, 10/01/25 - 01/01/27	28,386	29,612
3.00%, 10/01/26 - 09/01/27	14,049	14,461
2.50%, 09/01/27 - 01/01/28	17,665	17,772
2.40%, 03/01/33 (i)	4	5
1.92%, 06/01/33 (i)	47	49
2.34%, 06/01/33 (i)	507	540
2.36%, 07/01/33 (i)	41	43
2.75%, 09/01/33 (i)	5	5
2.32%, 12/01/33 (i)	2	2
2.35%, 12/01/33 (i)	520	552
2.46%, 04/01/34 - 01/01/35 (i)	106	114
2.57%, 04/01/34 - 11/01/35 (i)	5,830	6,186
2.62%, 10/01/34 (i)	22	23
2.49%, 11/01/34 - 01/01/35 (i)	730	785
2.50%, 11/01/34 (i)	6	6
2.78%, 11/01/34 (i)	142	151
2.52%, 12/01/34 - 03/01/36 (i)	351	374
2.47%, 01/01/35 - 05/01/35 (i)	148	159
2.53%, 01/01/35 - 08/01/35 (i)	578	616
2.39%, 02/01/35 (i)	188	199
2.51%, 02/01/35 (i)	47	50
2.26%, 03/01/35 - 05/01/35 (i)	320	338
1.97%, 04/01/35 (i)	401	424
2.69%, 04/01/35 (i)	142	149
2.74%, 04/01/35 (i)	336	353
2.19%, 05/01/35 - 02/01/36 (i)	1,644	1,738
2.42%, 06/01/35 (i)	684	730
2.64%, 06/01/35 (i)	478	512
2.30%, 07/01/35 (i)	468	488
2.71%, 07/01/35 (i)	431	459
1.88%, 08/01/35 (i)	834	867
2.70%, 11/01/35 (i)	309	329
2.61%, 02/01/36 - 03/01/36 (i)	1,020	1,085
6.00%, 04/01/36 - 09/01/39	2,536	2,755
REMIC, 5.00%, 08/25/19 - 11/25/21	3,022	3,221
REMIC, 0.64%, 07/25/42 (i)	5,668	5,714
		251,649
Government National Mortgage Association - 1.8%
Government National Mortgage Association
7.00%, 12/15/17	299	318
5.50%, 07/15/20	171	181
3.00%, 06/20/27 - 09/20/27	10,349	10,698
2.50%, 09/20/27	4,771	4,817
6.00%, 07/15/36	2,961	3,457
3.50%, 03/20/43	5,334	5,491
REMIC, 0.64%, 07/16/42 (i)	11,567	11,657
		36,619
Total Government and Agency Obligations (cost $503,590)		502,059

SHORT TERM INVESTMENTS - 3.8%

Investment Companies - 3.5%
JNL Money Market Fund, 0.01% (a) (h)	12,000	12,000
T. Rowe Price Reserves Investment Fund, 0.05% (a) (h)	58,315	58,315
		70,315
Securities Lending Collateral - 0.3%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	6,145	6,145

Total Short Term Investments (cost $76,460)		76,460

Total Investments - 100.1% (cost $2,016,875)		2,015,565
Other Assets and Liabilities, Net - (0.1%)		(2,440)
Total Net Assets - 100.0%		$2,013,125

JNL/T. Rowe Price Value Fund

Portfolio Composition:	Percentage of Total Investments
Financials	23.3%
Health Care	18.4
Industrials	8.6
Energy	8.4
Information Technology	7.8
Consumer Discretionary	7.5
Utilities	6.7
Consumer Staples	6.2
Materials	5.5
Telecommunication Services	1.8
Short Term Investments	5.8
Total Investments	100.0%

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
COMMON STOCKS - 99.2%

CONSUMER DISCRETIONARY - 7.9%
Apollo Group Inc. - Class A (c) (e)	415	$7,354
Carnival Corp.	630	21,592
Charter Communications Inc. - Class A (c)	32	3,951
Comcast Corp. - Class A	141	5,913
Comcast Corp. - Special Class A	359	14,253
Discovery Communications Inc. - Class C (c)	114	7,913
General Motors Co. (c)	485	16,169
Interpublic Group of Cos. Inc.	299	4,345
Kohl’s Corp.	451	22,760
Lowe’s Cos. Inc.	275	11,235
Time Warner Cable Inc.	118	13,284
Time Warner Inc.	128	7,424
TRW Automotive Holdings Corp. (c)	323	21,454
Walt Disney Co.	81	5,103
		162,750
CONSUMER STAPLES - 6.5%
Archer-Daniels-Midland Co.	432	14,649
Avon Products Inc.	679	14,284
Bunge Ltd.	24	1,685
Dr. Pepper Snapple Group Inc.	305	14,013
Energizer Holdings Inc.	85	8,493
General Mills Inc.	228	11,065
Kellogg Co.	115	7,367
PepsiCo Inc.	60	4,899
Procter & Gamble Co.	622	47,888
Wal-Mart Stores Inc.	129	9,609
		133,952
ENERGY - 8.9%
Apache Corp.	283	23,732
Chesapeake Energy Corp. (e)	369	7,516
Chevron Corp.	145	17,195
Cimarex Energy Co.	128	8,325
Concho Resources Inc. (c)	65	5,450
CONSOL Energy Inc.	67	1,818
ENI SpA	474	9,725
Hess Corp.	96	6,390
Newfield Exploration Co. (c)	200	4,785
Phillips 66	623	36,725
Pioneer Natural Resources Co.	140	20,244
Southwestern Energy Co. (c)	420	15,324
Spectra Energy Corp.	68	2,336
Valero Energy Corp.	687	23,891
		183,456
FINANCIALS - 24.5%
Allstate Corp.	316	15,196
American Express Co.	92	6,848
Ameriprise Financial Inc.	153	12,399
Assured Guaranty Ltd.	357	7,869
Bank of America Corp.	2,156	27,722
Capital One Financial Corp.	375	23,522
Citigroup Inc.	448	21,486
Invesco Ltd.	333	10,593
JPMorgan Chase & Co.	1,740	91,844
Marsh & McLennan Cos. Inc.	518	20,659
MetLife Inc.	1,185	54,207
Morgan Stanley	1,118	27,308
PNC Financial Services Group Inc.	316	23,072
SLM Corp.	534	12,212
State Street Corp.	298	19,426
TD Ameritrade Holding Corp.	676	16,420
Travelers Cos. Inc.	160	12,763
U.S. Bancorp	921	33,301
UniCredit SpA	1,307	6,108
Unum Group	173	5,093
Wells Fargo & Co.	465	19,195
Weyerhaeuser Co.	687	19,569
XL Group Plc	620	18,810
		505,622
HEALTH CARE - 19.4%
AbbVie Inc.	167	6,920
Agilent Technologies Inc.	415	17,724
Amgen Inc.	146	14,404
CIGNA Corp.	225	16,281
Covidien Plc	278	17,463
HCA Holdings Inc.	378	13,629
Hospira Inc. (c)	288	11,022
Johnson & Johnson	640	54,942
Merck & Co. Inc.	1,511	70,167
Pfizer Inc. (e)	2,975	83,330
Quest Diagnostics Inc.	169	10,234
Thermo Fisher Scientific Inc.	496	41,977
UnitedHealth Group Inc.	397	26,022
WellPoint Inc.	192	15,689
		399,804
INDUSTRIALS - 9.1%
3M Co.	142	15,539
Boeing Co.	353	36,110
CSX Corp.	517	11,980
Emerson Electric Co.	108	5,879
General Electric Co.	730	16,929
Honeywell International Inc.	363	28,776
Raytheon Co.	74	4,913
United Continental Holdings Inc. (c)	590	18,464
United Technologies Corp.	349	32,464
US Airways Group Inc. (c) (e)	997	16,364
		187,418
INFORMATION TECHNOLOGY - 8.2%
Apple Inc.	6	2,337
Avago Technologies Ltd.	529	19,774
Cisco Systems Inc.	1,945	47,273
Corning Inc.	547	7,790
Micron Technology Inc. (c)	1,704	24,420
Microsoft Corp.	175	6,029
NXP Semiconductors NV (c)	203	6,292
Oracle Corp.	514	15,799
TE Connectivity Ltd.	89	4,071
Texas Instruments Inc.	696	24,284
Visa Inc. - Class A	62	11,312
		169,381
MATERIALS - 5.7%
Celanese Corp. - Class A	596	26,692
Crown Holdings Inc. (c)	289	11,903
International Paper Co.	772	34,185
LyondellBasell Industries NV	583	38,650
Potash Corp. of Saskatchewan Inc.	190	7,252
		118,682
TELECOMMUNICATION SERVICES - 1.9%
AT&T Inc.	1,137	40,239

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
UTILITIES - 7.1%
AES Corp.	2,516	30,164
American Electric Power Co. Inc.	113	5,047
CenterPoint Energy Inc.	277	6,504
Entergy Corp.	259	18,075
Exelon Corp.	558	17,225
FirstEnergy Corp.	202	7,532
MDU Resources Group Inc.	592	15,349
NRG Energy Inc.	1,284	34,282
PG&E Corp.	265	12,109
		146,287
Total Common Stocks (cost $1,682,202)		2,047,591

SHORT TERM INVESTMENTS - 6.1%

Investment Companies - 0.7%
JNL Money Market Fund, 0.01% (a) (h)	1,250	1,250
T. Rowe Price Reserves Investment Fund, 0.05% (a) (h)	14,127	14,127
		15,377
Securities Lending Collateral - 5.4%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	110,467	110,467

Total Short Term Investments (cost $125,844)		125,844

Total Investments - 105.3% (cost $1,808,046)		2,173,435
Other Assets and Liabilities, Net - (5.3%)		(110,181)
Total Net Assets - 100.0%		$2,063,254

JNL/WMC Balanced Fund

Portfolio Composition:	Percentage of Total Investments
Financials	15.8%
Government Securities	13.5
Health Care	10.2
Information Technology	8.9
U.S. Government Agency MBS	8.6
Consumer Discretionary	8.2
Energy	7.1
Industrials	6.9
Consumer Staples	5.4
Utilities	2.5
Telecommunication Services	1.8
Materials	1.6
Non-U.S. Government Agency ABS	0.9
Short Term Investments	8.6
Total Investments	100.0%

	Shares/Par (p)	Value
COMMON STOCKS - 65.0%

CONSUMER DISCRETIONARY - 7.3%
Comcast Corp. - Class A	890	$37,276
Ford Motor Co.	1,388	21,467
Interpublic Group of Cos. Inc.	663	9,649
Lowe’s Cos. Inc.	618	25,277
Mattel Inc.	389	17,636
Omnicom Group Inc.	279	17,562
Target Corp.	286	19,709
Time Warner Cable Inc.	132	14,810
Time Warner Inc.	395	22,817
Walt Disney Co.	358	22,590
		208,793
CONSUMER STAPLES - 4.8%
CVS Caremark Corp.	470	26,857
Kraft Foods Group Inc.	366	20,460
PepsiCo Inc.	264	21,603
Philip Morris International Inc.	271	23,446
Procter & Gamble Co.	355	27,325
Unilever NV - ADR	424	16,676
		136,367
ENERGY - 7.2%
Anadarko Petroleum Corp.	372	31,931
Baker Hughes Inc.	330	15,207
BP Plc - ADR	502	20,937
Cameco Corp. (e)	476	9,837
Chevron Corp.	325	38,439
EnCana Corp. (e)	311	5,271
Exxon Mobil Corp.	582	52,590
Halliburton Co.	265	11,052
Occidental Petroleum Corp.	93	8,278
Suncor Energy Inc.	364	10,727
		204,269
FINANCIALS - 13.6%
ACE Ltd.	346	30,926
Ameriprise Financial Inc.	260	21,049
BB&T Corp.	481	16,301
BlackRock Inc.	97	24,804
Citigroup Inc.	329	15,800
JPMorgan Chase & Co.	1,198	63,260
Marsh & McLennan Cos. Inc.	267	10,646
MetLife Inc.	358	16,402
Morgan Stanley	356	8,708
PNC Financial Services Group Inc.	486	35,436
Principal Financial Group Inc.	505	18,919
Prudential Financial Inc.	432	31,551
Rayonier Inc.	271	14,996
Wells Fargo & Co.	1,877	77,458
		386,256
HEALTH CARE - 10.3%
AstraZeneca Plc - ADR	314	14,831
Cardinal Health Inc.	510	24,057
Eli Lilly & Co.	573	28,168
Johnson & Johnson	633	54,391
Medtronic Inc.	552	28,427
Merck & Co. Inc.	1,371	63,704
Pfizer Inc. (e)	22	615
Pfizer Inc.	1,312	36,736
Teva Pharmaceutical Industries Ltd. - ADR	404	15,835
UnitedHealth Group Inc.	179	11,752
Zoetis Inc. - Class A	413	12,769
		291,285
INDUSTRIALS - 7.1%
Boeing Co.	99	10,179
CSX Corp.	349	8,100
Deere & Co.	175	14,182
Eaton Corp. Plc	283	18,593
Equifax Inc.	248	14,620
FedEx Corp.	175	17,209
General Electric Co.	1,055	24,456
Honeywell International Inc.	313	24,817
Raytheon Co.	178	11,738
Siemens AG - ADR	116	11,742
Textron Inc.	305	7,952
United Continental Holdings Inc. (c)	592	18,525
United Parcel Service Inc. - Class B	235	20,285
		202,398

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
INFORMATION TECHNOLOGY - 9.1%
Accenture Plc - Class A	112	8,058
Apple Inc.	33	12,964
Automatic Data Processing Inc.	199	13,687
Cisco Systems Inc.	1,167	28,366
Corning Inc.	753	10,716
eBay Inc. (c)	226	11,667
EMC Corp.	796	18,793
Intel Corp.	1,022	24,764
International Business Machines Corp.	207	39,645
Microsoft Corp.	1,361	46,991
Oracle Corp.	397	12,199
Texas Instruments Inc.	616	21,496
Yahoo! Inc. (c)	367	9,204
		258,550
MATERIALS - 1.6%
Air Products & Chemicals Inc.	172	15,733
Barrick Gold Corp.	442	6,950
Dow Chemical Co.	752	24,185
		46,868
TELECOMMUNICATION SERVICES - 1.7%
Verizon Communications Inc.	940	47,295

UTILITIES - 2.3%
Dominion Resources Inc.	462	26,279
Exelon Corp.	434	13,399
NRG Energy Inc.	566	15,113
Xcel Energy Inc.	341	9,665
		64,456
Total Common Stocks (cost $1,499,144)		1,846,537

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 1.0%
Ally Auto Receivables Trust, 1.35%, 12/15/15	$275	276
Ally Master Owner Trust
1.44%, 02/15/17	3,000	3,022
1.54%, 09/15/19	3,690	3,613
AmeriCredit Automobile Receivables Trust
3.34%, 04/08/16	455	468
1.23%, 09/08/16	470	472
Avis Budget Rental Car Funding AESOP LLC, 2.09%, 04/20/15 (r)	1,375	1,385
Banc of America Commercial Mortgage Inc. REMIC, 5.36%, 09/10/47 (i)	1,200	1,294
Bear Stearns Commercial Mortgage Securities Inc. REMIC
5.77%, 04/12/38 (i)	198	217
5.20%, 12/11/38	780	861
5.61%, 03/11/39 (i)	915	998
5.54%, 09/11/41	600	663
Citibank Credit Card Issuance Trust, 5.65%, 09/20/19	750	871
Commercial Mortgage Pass-Through Certificates REMIC, 3.15%, 08/15/45	885	846
Continental Airlines Inc. Pass-Through Trust, 5.98%, 04/19/22	246	265
DBUBS Mortgage Trust REMIC, 3.74%, 11/10/46 (r)	2,536	2,680
Ford Credit Floorplan Master Owner Trust, 1.92%, 01/15/19	1,545	1,570
GS Mortgage Securities Corp. II REMIC, 4.75%, 07/10/39 (e)	900	945
HLSS Servicer Advance Receivables Backed Notes
1.50%, 01/16/46 (i) (r)	285	281
2.29%, 01/15/48 (i) (r)	415	404
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC
5.90%, 09/11/38 (i)	575	635
5.54%, 10/12/41	620	688
5.48%, 12/12/44 (i)	225	244
Merrill Lynch Mortgage Trust REMIC
5.05%, 07/12/38 (i)	500	536
5.87%, 05/12/39 (i)	900	993
Morgan Stanley Capital I Trust REMIC, 5.82%, 06/11/42 (i)	200	226
OBP Depositor LLC Trust, 4.65%, 07/15/45 (r)	495	537
SBA Tower Trust
4.25%, 04/15/15 (r)	420	435
REMIC, 2.93%, 12/15/17 (r)	1,155	1,165
Southwest Airlines Co. Pass-Through Trust, 6.15%, 08/01/22	201	233
Springleaf Mortgage Loan Trust REMIC, 2.31%, 06/25/58 (i) (r)	305	305
World Omni Automobile Lease Securitization Trust, 1.49%, 10/15/14	291	291

Total Non-U.S. Government Agency Asset-Backed Securities (cost $26,653)		27,419

CORPORATE BONDS AND NOTES - 7.5%

CONSUMER DISCRETIONARY - 1.4%
Amazon.com Inc., 2.50%, 11/29/22	1,265	1,148
AutoZone Inc.
4.00%, 11/15/20 (e)	1,000	1,021
3.70%, 04/15/22	495	481
3.13%, 07/15/23	1,000	933
CBS Corp.
5.75%, 04/15/20	805	913
4.30%, 02/15/21	525	545
3.38%, 03/01/22	3,305	3,184
Comcast Corp.
6.50%, 01/15/17	750	871
5.65%, 06/15/35	165	183
6.50%, 11/15/35	165	200
6.55%, 07/01/39	375	452
4.65%, 07/15/42	1,125	1,080
4.50%, 01/15/43 (e)	800	765
COX Communications Inc.
3.25%, 12/15/22 (r)	1,000	940
4.70%, 12/15/42 (r)	215	191
4.50%, 06/30/43 (r)	575	495
Daimler Finance North America LLC
2.63%, 09/15/16 (r)	1,400	1,437
2.25%, 07/31/19 (r)	1,580	1,534
8.50%, 01/18/31	300	425
DIRECTV Holdings LLC
3.13%, 02/15/16	900	934
1.75%, 01/15/18	1,000	965
6.38%, 03/01/41	725	758
5.15%, 03/15/42	1,300	1,161
Discovery Communications LLC
3.30%, 05/15/22	1,000	956
3.25%, 04/01/23	265	248
4.95%, 05/15/42	195	183
4.88%, 04/01/43	280	259
Grupo Televisa SAB, 6.63%, 01/15/40	375	414
Harley-Davidson Financial Services Inc., 2.70%, 03/15/17 (r)	735	744
Johnson Controls Inc., 3.75%, 12/01/21	1,000	1,005
Lowe’s Cos. Inc., 6.65%, 09/15/37	420	515
NBCUniversal Enterprise Inc.
1.66%, 04/15/18 (r)	830	808

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
1.97%, 04/15/19 (r)	1,480	1,440
NBCUniversal Media LLC, 2.88%, 04/01/16	1,700	1,777
News America Inc., 3.00%, 09/15/22	750	700
News America Inc., 4.50%, 02/15/21 (e)	850	910
Nissan Motor Acceptance Corp., 1.80%, 03/15/18 (r)	3,400	3,309
Time Warner Cable Inc., 5.85%, 05/01/17	270	297
Time Warner Inc.
4.88%, 03/15/20	500	545
4.75%, 03/29/21	450	484
6.25%, 03/29/41	500	552
Viacom Inc.
2.50%, 12/15/16	1,100	1,135
3.25%, 03/15/23	435	409
4.38%, 03/15/43 (r)	951	807
4.88%, 06/15/43	360	332
		38,445
CONSUMER STAPLES - 0.9%
Altria Group Inc.
4.75%, 05/05/21	1,148	1,229
4.50%, 05/02/43 (e)	1,800	1,603
Anheuser-Busch InBev Worldwide Inc.
6.88%, 11/15/19	680	847
5.38%, 01/15/20	170	196
BAT International Finance Plc, 3.25%, 06/07/22 (r)	1,945	1,903
ConAgra Foods Inc.
1.90%, 01/25/18	330	324
3.20%, 01/25/23	285	272
CVS Caremark Corp., 5.75%, 06/01/17	120	138
Diageo Capital Plc, 2.63%, 04/29/23	1,800	1,674
Dr. Pepper Snapple Group Inc., 2.90%, 01/15/16	247	257
General Mills Inc., 4.15%, 02/15/43	800	743
Heineken NV
2.75%, 04/01/23 (r)	1,785	1,635
4.00%, 10/01/42 (r)	40	34
Kellogg Co., 4.00%, 12/15/20	1,300	1,368
Kraft Foods Group Inc.
2.25%, 06/05/17 (e)	375	378
3.50%, 06/06/22	1,760	1,742
5.00%, 06/04/42	410	416
Molson Coors Brewing Co.
2.00%, 05/01/17	40	40
3.50%, 05/01/22 (e)	1,365	1,339
5.00%, 05/01/42 (e)	550	529
Mondelez International Inc., 5.38%, 02/10/20	2,000	2,242
PepsiCo Inc.
3.13%, 11/01/20	460	468
2.75%, 03/05/22	970	928
SABMiller Holdings Inc.
6.50%, 07/15/18 (r)	600	712
3.75%, 01/15/22 (r)	750	763
4.95%, 01/15/42 (r)	200	199
Wal-Mart Stores Inc, 3.63%, 07/08/20 (e)	2,300	2,428
WM Wrigley Jr. Co., 3.70%, 06/30/14 (r)	925	949
		25,356
ENERGY - 0.3%
BP Capital Markets Plc
4.75%, 03/10/19	675	749
3.25%, 05/06/22	1,000	970
Chevron Corp., 3.19%, 06/24/23 (e)	1,895	1,885
EOG Resources Inc., 5.63%, 06/01/19	190	222
Gazprom Neft OAO Via GPN Capital SA, 4.38%, 09/19/22 (r)	750	687
Motiva Enterprises LLC, 5.75%, 01/15/20 (r)	75	86
Occidental Petroleum Corp., 4.10%, 02/01/21 (e)	941	993
Shell International Finance BV
3.10%, 06/28/15	400	419
4.38%, 03/25/20	675	750
Statoil ASA, 5.25%, 04/15/19	215	249
TransCanada Pipelines Ltd., 3.80%, 10/01/20	975	1,026
		8,036
FINANCIALS - 3.1%
Ace Capital Trust II, 9.70%, 04/01/30	525	747
American Express Centurion Bank, 6.00%, 09/13/17	850	976
American Express Credit Corp.
2.75%, 09/15/15	500	519
2.38%, 03/24/17	1,025	1,046
American Honda Finance Corp., 2.50%, 09/21/15 (r)	1,000	1,032
Ameriprise Financial Inc., 5.30%, 03/15/20	170	193
AXA SA, 8.60%, 12/15/30	425	514
Bank of America Corp.
6.50%, 08/01/16	2,000	2,255
5.42%, 03/15/17	700	749
2.00%, 01/11/18	1,200	1,162
7.63%, 06/01/19	800	961
5.70%, 01/24/22	1,000	1,109
3.30%, 01/11/23	705	666
5.88%, 02/07/42	300	336
Bank of Montreal, 2.50%, 01/11/17	2,650	2,716
Bank of New York Mellon Corp., 5.45%, 05/15/19	500	577
Bank of Nova Scotia, 3.40%, 01/22/15	625	650
Barclays Bank Plc, 6.75%, 05/22/19	320	381
Canadian Imperial Bank of Commerce, 2.35%, 12/11/15 (e)	1,300	1,345
Capital One Financial Corp.
2.15%, 03/23/15 (e)	895	909
4.75%, 07/15/21	1,500	1,581
CDP Financial, 4.40%, 11/25/19 (r)	600	660
Citigroup Inc.
5.50%, 10/15/14	515	542
4.59%, 12/15/15	535	571
5.85%, 08/02/16	1,300	1,454
4.45%, 01/10/17	1,000	1,071
6.13%, 05/15/18	245	280
8.50%, 05/22/19	1,400	1,763
8.13%, 07/15/39	115	152
5.88%, 01/30/42	165	182
Comerica Inc., 3.00%, 09/16/15	95	99
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.20%, 03/11/15 (r)	750	778
Credit Agricole SA, 3.50%, 04/13/15 (e) (r)	740	765
Credit Suisse New York, 3.50%, 03/23/15	345	360
Deutsche Bank AG London, 3.45%, 03/30/15	500	522
Discover Financial Services, 6.45%, 06/12/17	90	102
Eaton Vance Corp., 6.50%, 10/02/17	30	35
ERP Operating LP, 4.75%, 07/15/20	765	822
Everest Reinsurance Holdings Inc., 5.40%, 10/15/14	215	222
General Electric Capital Corp.
5.55%, 05/04/20	1,650	1,863
4.63%, 01/07/21	450	481
4.65%, 10/17/21	500	530
3.15%, 09/07/22 (e)	3,590	3,390
6.15%, 08/07/37	215	244
5.88%, 01/14/38	1,181	1,301
Goldman Sachs Group Inc.
5.35%, 01/15/16	400	434

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
5.63%, 01/15/17	1,350	1,463
5.75%, 01/24/22	2,445	2,696
3.63%, 01/22/23 (e)	550	526
6.25%, 02/01/41	940	1,064
HCP Inc., 6.00%, 01/30/17	365	409
HSBC Bank Plc, 4.13%, 08/12/20 (e) (r)	900	942
HSBC Bank USA NA, 5.88%, 11/01/34	250	266
HSBC Holdings Plc
4.00%, 03/30/22	870	890
6.10%, 01/14/42	905	1,054
HSBC USA Inc., 1.63%, 01/16/18	1,435	1,400
ING Bank NV
2.00%, 10/18/13 (r)	1,850	1,857
3.75%, 03/07/17 (r)	1,600	1,674
JPMorgan Chase & Co, 3.38%, 05/01/23 (e)	1,060	986
JPMorgan Chase & Co.
3.40%, 06/24/15	1,800	1,879
6.30%, 04/23/19	475	552
3.25%, 09/23/22	1,000	949
6.40%, 05/15/38	425	499
5.40%, 01/06/42	540	572
Kimco Realty Corp., 5.78%, 03/15/16	345	381
Liberty Mutual Insurance Co., 7.88%, 10/15/26 (r)	475	578
Liberty Property LP, 6.63%, 10/01/17	225	257
Lloyds TSB Bank Plc., 4.38%, 01/12/15 (r)	625	653
Loews Corp., 2.63%, 05/15/23	780	709
MassMutual Global Funding II, 2.88%, 04/21/14 (r)	172	175
MetLife Inc., 4.13%, 08/13/42	265	236
Metropolitan Life Global Funding I
2.50%, 09/29/15 (r)	1,200	1,241
1.50%, 01/10/18 (e) (r)	1,480	1,434
Morgan Stanley
6.00%, 05/13/14	298	310
5.45%, 01/09/17	1,000	1,080
2.13%, 04/25/18	1,900	1,818
National Rural Utilities Cooperative Finance Corp.
5.45%, 02/01/18	1,000	1,150
3.05%, 02/15/22	445	439
Nordea Bank AB, 3.70%, 11/13/14 (r)	345	358
Northern Trust Corp., 3.45%, 11/04/20	490	504
PNC Funding Corp., 5.40%, 06/10/14	525	548
Private Export Funding Corp., 2.25%, 12/15/17	1,985	2,054
Prudential Financial Inc.
5.50%, 03/15/16	425	469
6.00%, 12/01/17	450	517
QBE Insurance Group Ltd., 2.40%, 05/01/18 (r)	350	343
Realty Income Corp.
6.75%, 08/15/19	355	419
5.75%, 01/15/21	335	369
Simon Property Group LP
4.20%, 02/01/15	600	625
6.10%, 05/01/16	325	364
Sovereign Bank, 8.75%, 05/30/18	450	544
Standard Chartered Plc, 3.85%, 04/27/15 (r)	265	276
Svenska Handelsbanken AB
4.88%, 06/10/14 (r)	700	727
2.88%, 04/04/17 (e)	2,000	2,064
Toyota Motor Credit Corp., 2.80%, 01/11/16 (e)	1,020	1,063
U.S. Bank NA, 4.95%, 10/30/14	450	475
UBS AG, 4.88%, 08/04/20	1,700	1,876
Wachovia Corp.
5.25%, 08/01/14	500	522
5.75%, 06/15/17	1,500	1,702
WEA Finance LLC, 7.13%, 04/15/18 (r)	350	415
Wells Fargo & Co., 3.50%, 03/08/22	2,515	2,542
		87,962
HEALTH CARE - 0.6%
Aetna Inc., 1.75%, 05/15/17 (e)	55	54
Amgen Inc., 5.15%, 11/15/41	1,200	1,196
Express Scripts Holding Co.
2.65%, 02/15/17	1,897	1,931
3.90%, 02/15/22	1,000	1,012
GlaxoSmithKline Capital Inc., 2.80%, 03/18/23	820	780
GlaxoSmithKline Capital Plc
1.50%, 05/08/17	480	477
2.85%, 05/08/22	1,255	1,204
Kaiser Foundation Hospitals
3.50%, 04/01/22	235	232
4.88%, 04/01/42	455	453
McKesson Corp., 2.85%, 03/15/23	90	85
Medtronic Inc., 1.38%, 04/01/18	675	656
Merck & Co. Inc.
1.30%, 05/18/18	550	533
2.80%, 05/18/23	940	889
4.15%, 05/18/43	630	601
Pfizer Inc., 6.20%, 03/15/19	700	844
Roche Holdings Inc., 6.00%, 03/01/19 (l) (r)	750	895
Sanofi SA, 4.00%, 03/29/21	1,025	1,093
Thermo Fisher Scientific Inc., 3.25%, 11/20/14	140	144
UnitedHealth Group Inc.
3.88%, 10/15/20	600	630
4.63%, 11/15/41	1,040	999
WellPoint Inc.
4.35%, 08/15/20	1,000	1,064
3.30%, 01/15/23	290	276
Zoetis Inc.
3.25%, 02/01/23 (r)	125	119
4.70%, 02/01/43 (r)	150	140
		16,307
INDUSTRIALS - 0.2%
Cargill Inc., 4.31%, 05/14/21 (r)	517	545
Deere & Co., 4.38%, 10/16/19	185	206
ERAC USA Finance LLC
2.25%, 01/10/14 (r)	375	378
2.75%, 03/15/17 (r)	340	346
4.50%, 08/16/21 (r)	620	648
3.30%, 10/15/22 (r)	120	114
5.63%, 03/15/42 (r)	1,200	1,206
FedEx Corp.
2.63%, 08/01/22	190	176
2.70%, 04/15/23	365	336
Hutchison Whampoa International 11 Ltd., 3.50%, 01/13/17 (r)	920	948
Kansas City Southern de Mexico SA de CV, 2.35%, 05/15/20 (r)	160	155
Siemens Financieringsmaatschappij NV, 5.75%, 10/17/16 (r)	675	771
Southwest Airlines Co., 5.75%, 12/15/16	500	555
United Technologies Corp., 3.10%, 06/01/22	225	222
		6,606
INFORMATION TECHNOLOGY - 0.3%
Apple Inc.
2.40%, 05/03/23	1,810	1,678
3.85%, 05/04/43	630	560
Cisco Systems Inc., 4.45%, 01/15/20	500	553
eBay Inc., 2.60%, 07/15/22	715	666
EMC Corp.
1.88%, 06/01/18	750	741
2.65%, 06/01/20	750	739
3.38%, 06/01/23 (e)	750	736
Hewlett-Packard Co.
3.75%, 12/01/20	1,000	967

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
4.30%, 06/01/21	1,000	977
Oracle Corp., 6.13%, 07/08/39	500	603
Xerox Corp.
8.25%, 05/15/14	345	367
6.75%, 02/01/17	75	85
6.35%, 05/15/18	50	57
5.63%, 12/15/19 (e)	30	33
		8,762
MATERIALS - 0.1%
Barrick Gold Corp., 4.10%, 05/01/23 (r)	500	417
Rio Tinto Finance USA Plc
1.38%, 06/17/16 (e)	1,150	1,143
2.25%, 12/14/18	1,150	1,117
		2,677
TELECOMMUNICATION SERVICES - 0.3%
America Movil SAB de CV
3.13%, 07/16/22	1,150	1,059
4.38%, 07/16/42	330	282
AT&T Inc.
6.80%, 05/15/36	150	177
6.55%, 02/15/39	155	178
BellSouth Corp., 6.55%, 06/15/34	300	328
BellSouth Telecommunications Inc., 7.00%, 12/01/95	70	76
Deutsche Telekom International Finance BV
2.25%, 03/06/17 (r)	495	497
8.75%, 06/15/30 (l)	275	382
4.88%, 03/06/42 (r)	705	689
France Telecom SA, 4.13%, 09/14/21	1,750	1,767
SBC Communications, 6.45%, 06/15/34	480	547
Verizon Communications Inc.
3.50%, 11/01/21	735	738
4.75%, 11/01/41	265	252
Verizon Global Funding Corp., 7.75%, 12/01/30	500	648
Vodafone Group Plc, 5.45%, 06/10/19	600	680
		8,300
UTILITIES - 0.3%
Abu Dhabi National Energy Co., 5.88%, 10/27/16 (r)	195	215
Atmos Energy Corp., 6.35%, 06/15/17	385	449
Colorado Public Service Co., 5.13%, 06/01/19	500	577
Consolidated Edison Co. of New York Inc., 5.30%, 12/01/16	250	282
Duke Energy Carolinas LLC, 4.30%, 06/15/20	875	952
Enel Finance International NV, 6.80%, 09/15/37 (r)	235	236
Florida Power & Light Co., 5.25%, 02/01/41	1,465	1,630
Indianapolis Power & Light Co., 6.60%, 06/01/37 (r)	500	613
MidAmerican Energy Co., 6.13%, 04/01/36	350	397
Niagara Mohawk Power Corp., 3.55%, 10/01/14 (r)	415	429
Oncor Electric Delivery Co. LLC, 5.25%, 09/30/40	325	343
Pennsylvania Electric Co., 5.20%, 04/01/20	600	659
PPL Electric Utilities Corp., 6.25%, 05/15/39	60	75
Public Service Electric & Gas Co., 2.70%, 05/01/15	230	238
San Diego Gas & Electric Co.
6.00%, 06/01/39	100	123
5.35%, 05/15/40	800	929
South Carolina Electric & Gas Co., 4.35%, 02/01/42	730	689
Southern California Edison Co., 5.55%, 01/15/37	500	569
		9,405
Total Corporate Bonds and Notes (cost $208,404)		211,856

GOVERNMENT AND AGENCY OBLIGATIONS - 25.8%

GOVERNMENT SECURITIES - 14.3%
Municipals - 0.6%
Bay Area Toll Authority, 6.26%, 04/01/49	975	1,132
City of Chicago O’Hare International Airport, RB, 6.85%, 01/01/38	700	765
City of Sacramento, California (insured by Assured Guaranty Municpal Corp.), 5.85%, 08/01/19	1,260	1,292
Dallas Area Rapid Transit, RB, 6.00%, 12/01/44	390	470
Illinois State Toll Highway Authority, 6.18%, 01/01/34	565	661
Irvine Ranch Water District Joint Powers Agency, 2.61%, 03/15/14	545	553
Los Angeles Unified School District, 5.75%, 07/01/34	800	861
Maryland Transportation Authority, 5.89%, 07/01/43	270	299
Massachusetts School Building Authority, 5.72%, 08/15/39	500	570
Metropolitan Transportation Authority
7.34%, 11/15/39	75	100
6.09%, 11/15/40	405	471
Municipal Electric Authority of Georgia, 6.64%, 04/01/57	1,275	1,375
New Jersey State Turnpike Authority, 7.41%, 01/01/40	705	939
New York State Thruway Authority, RB, 5.88%, 04/01/30	840	962
North Texas Tollway Authority, 6.72%, 01/01/49	850	1,001
Oregon School Boards Association (insured by AMBAC Assurance Corp.), 4.76%, 06/30/28	420	460
Port Authority of New York & New Jersey, GO
6.04%, 12/01/29	105	120
4.46%, 10/01/62	2,500	2,232
State of California
7.55%, 04/01/39	200	268
7.63%, 03/01/40	400	537
University of California, 6.58%, 05/15/49	370	439
University of California Build America Bond, 5.77%, 05/15/43	615	677
University of Missouri, 5.96%, 11/01/39	360	409
		16,593
Sovereign - 0.2%
Financing Corp. Fico, 4.49%, 12/06/13 - 12/27/13	495	493
Province of Ontario, Canada, 4.00%, 10/07/19	550	598
Resolution Funding Corp., 3.88%, 04/15/14	2,550	2,543
Tennessee Valley Authority, 4.38%, 06/15/15	1,900	2,042
		5,676
U.S. Treasury Securities - 13.5%
U.S. Treasury Bond
5.38%, 02/15/31	1,700	2,214
3.13%, 02/15/43	34,125	31,896
2.88%, 05/15/43	7,000	6,204
U.S. Treasury Note
0.25%, 06/30/14 - 05/31/15	111,480	111,508
0.13%, 12/31/14 - 04/30/15	77,450	77,169
1.75%, 07/31/15	7,000	7,197

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
1.25%, 10/31/15	5,000	5,091
2.00%, 01/31/16 - 04/30/16	17,000	17,645
1.50%, 06/30/16	13,600	13,924
1.00%, 09/30/16 - 05/31/18	15,300	15,110
0.88%, 11/30/16	12,815	12,820
0.63%, 05/31/17 - 04/30/18	25,420	24,721
0.75%, 10/31/17	18,300	17,948
3.63%, 02/15/20	3,915	4,364
2.63%, 11/15/20	9,400	9,789
1.75%, 05/15/23 (e)	29,367	27,485
		385,085
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 11.5%
Federal Home Loan Bank - 0.0%
Federal Home Loan Mortgage Corp., 5.50%, 05/01/36	410	442
Federal Home Loan Mortgage Corp. - 5.2%
Federal Home Loan Mortgage Corp.
6.00%, 04/01/17 - 12/01/39	1,197	1,304
6.50%, 11/01/17	13	14
4.50%, 05/01/18 - 03/01/39	3,955	4,205
4.00%, 09/01/26 - 07/01/41	975	1,024
5.50%, 03/01/27 - 08/01/40	14,350	15,459
5.00%, 02/01/28 - 12/01/41	42,972	46,015
2.50%, 07/15/28, TBA (g)	4,000	4,015
3.00%, 07/15/28 - 07/15/43, TBA (g)	24,400	23,970
7.00%, 11/01/30 - 10/01/32	103	119
3.50%, 07/15/43, TBA (g)	25,100	25,410
4.00%, 07/15/43, TBA (g)	7,800	8,111
4.50%, 07/15/43 - 07/15/43, TBA (g)	16,450	17,369
		147,015
Federal National Mortgage Association - 3.0%
Federal National Mortgage Association
6.00%, 01/01/18	18	18
3.50%, 03/01/26 - 03/01/26	332	346
4.00%, 09/01/26 - 09/01/26	5,542	5,846
4.50%, 01/01/27 - 10/01/31	7,350	7,833
3.00%, 05/01/27 - 08/01/27	1,334	1,373
2.50%, 07/15/28 - 07/15/43, TBA (g)	8,250	8,215
3.00%, 07/15/28 - 07/15/43, TBA (g)	15,600	15,845
3.50%, 07/15/28 - 07/15/43, TBA (g)	7,350	7,597
7.50%, 09/01/29	17	20
7.00%, 10/01/33	87	101
5.50%, 03/01/38	1,638	1,776
6.50%, 10/01/38 - 10/01/39	746	830
5.00%, 06/01/40 - 08/01/40	1,919	2,083
4.00%, 07/15/43, TBA (g)	12,450	12,966
5.00%, 07/15/43, TBA (g)	4,800	5,165
5.50%, 07/15/43, TBA (g)	13,050	14,173
		84,187
Government National Mortgage Association - 3.3%
Government National Mortgage Association
6.50%, 04/15/26	23	26
5.50%, 11/15/32 - 02/15/36	190	209
7.00%, 01/15/33 - 05/15/33	33	40
6.00%, 02/15/33 - 01/15/35	162	184
5.00%, 06/20/33 - 04/15/40	5,533	6,000
4.00%, 06/15/39 - 04/15/43	25,910	27,262
4.50%, 06/15/40 - 05/15/42	17,705	19,029
3.00%, 07/15/43, TBA (g)	8,000	7,904
3.50%, 07/15/43, TBA (g)	12,300	12,609
5.00%, 07/15/43, TBA (g)	2,100	2,264
5.50%, 07/15/43, TBA (g)	3,000	3,265
6.00%, 07/15/43, TBA (g)	14,800	16,404
REMIC, 7.50%, 09/16/35	14	16
		95,212
Total Government and Agency Obligations (cost $737,071)		734,210

SHORT TERM INVESTMENTS - 9.1%

Investment Companies - 6.8%
JNL Money Market Fund, 0.01% (a) (h)	194,528	194,528

Securities Lending Collateral - 2.3%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	65,696	65,696

Total Short Term Investments (cost $260,224)		260,224

Total Investments - 108.4% (cost $2,731,496)		3,080,246
Total Forward Sales Commitments - (2.4%) (proceeds $68,646)		(68,452)
Other Assets and Liabilities, Net - (6.0%)		(171,002)
Total Net Assets - 100.0%		$2,840,792

FORWARD SALES COMMITMENTS - 2.4%

GOVERNMENT AND AGENCY OBLIGATIONS - 2.4%

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 2.4%
Federal Home Loan Mortgage Corp. - 1.8%
Federal Home Loan Mortgage Corp.
5.00%, 07/15/43, TBA (g)	$34,800	$37,144
5.50%, 07/15/43, TBA (g)	14,300	15,381
		52,525
Government National Mortgage Association - 0.6%
Government National Mortgage Association, 4.00%, 07/15/43 , TBA (g)	15,200	15,927

Total Forward Sales Commitments - 2.4% (proceeds $68,646)		$68,452

JNL/WMC Value Fund

Portfolio Composition:	Percentage of Total Investments
Financials	25.0%
Health Care	13.1
Energy	12.6
Industrials	10.9
Information Technology	10.5
Consumer Discretionary	10.1
Consumer Staples	5.0
Materials	4.8
Utilities	2.9
Telecommunication Services	2.0
Short Term Investments	3.1
Total Investments	100.0%

	Shares/Par (p)	Value
COMMON STOCKS - 97.8%

CONSUMER DISCRETIONARY - 10.2%
AutoZone Inc. (c)	44	$18,642
CBS Corp. - Class B	231	11,290
Comcast Corp. - Class A	473	19,828
General Motors Co. (c)	193	6,412
Home Depot Inc.	218	16,878
Kohl’s Corp.	187	9,465
Lowe’s Cos. Inc.	496	20,267
Newell Rubbermaid Inc.	554	14,549
Nordstrom Inc.	227	13,580

See accompanying Notes to Financial Statements.

	Shares/Par (p)	Value
PVH Corp.	149	18,658
Thomson Reuters Corp. (e)	436	14,185
		163,754
CONSUMER STAPLES - 5.1%
Anheuser-Busch InBev NV - ADR	166	14,976
CVS Caremark Corp.	379	21,697
Diageo Plc - ADR	81	9,299
Kraft Foods Group Inc.	134	7,514
PepsiCo Inc.	159	12,987
Philip Morris International Inc.	175	15,119
		81,592
ENERGY - 12.7%
Anadarko Petroleum Corp.	198	17,002
Chevron Corp.	441	52,142
EOG Resources Inc.	100	13,205
Exxon Mobil Corp.	362	32,690
Halliburton Co.	507	21,166
Marathon Oil Corp.	463	15,998
Noble Corp.	209	7,844
Occidental Petroleum Corp.	236	21,098
Royal Dutch Shell Plc - ADR - Class B	172	11,382
Southwestern Energy Co. (c)	313	11,449
		203,976
FINANCIALS - 25.2%
ACE Ltd.	314	28,093
American International Group Inc. (c)	414	18,488
Ameriprise Financial Inc.	182	14,738
BB&T Corp.	547	18,528
BlackRock Inc.	96	24,629
Chubb Corp.	154	13,050
Citigroup Inc.	615	29,513
Credit Suisse Group AG - ADR	331	8,754
Goldman Sachs Group Inc.	145	21,933
IntercontinentalExchange Inc. (c) (e)	112	19,927
JPMorgan Chase & Co.	1,164	61,454
Marsh & McLennan Cos. Inc.	657	26,219
PNC Financial Services Group Inc.	499	36,410
Principal Financial Group Inc.	334	12,506
Unum Group	470	13,802
Wells Fargo & Co.	1,389	57,330
		405,374
HEALTH CARE - 13.2%
Amgen Inc.	180	17,744
Baxter International Inc.	324	22,412
Covidien Plc	330	20,741
Johnson & Johnson	228	19,566
Merck & Co. Inc.	895	41,566
Pfizer Inc.	725	20,295
Roche Holding AG	90	22,415
Teva Pharmaceutical Industries Ltd. - ADR	305	11,962
UnitedHealth Group Inc.	443	29,034
Zoetis Inc. - Class A	228	7,054
		212,789
INDUSTRIALS - 11.0%
3M Co.	151	16,546
Boeing Co.	149	15,214
Eaton Corp. Plc	349	22,991
General Electric Co.	1,336	30,992
Illinois Tool Works Inc.	228	15,803
Ingersoll-Rand Plc	282	15,668
PACCAR Inc.	213	11,404
Spirit Aerosystems Holdings Inc. - Class A (c)	544	11,685
Stanley Black & Decker Inc.	227	17,513
United Technologies Corp.	209	19,434
		177,250
INFORMATION TECHNOLOGY - 10.6%
Analog Devices Inc.	342	15,391
Cisco Systems Inc.	2,096	50,942
EMC Corp.	1,241	29,301
Intel Corp.	1,053	25,495
Microsoft Corp.	626	21,626
Symantec Corp.	249	5,601
Xilinx Inc.	532	21,078
		169,434
MATERIALS - 4.8%
Barrick Gold Corp.	245	3,855
Dow Chemical Co.	429	13,811
E.I. du Pont de Nemours & Co.	236	12,401
International Paper Co.	336	14,892
Mosaic Co.	253	13,602
Nucor Corp.	199	8,612
Steel Dynamics Inc.	702	10,469
		77,642
TELECOMMUNICATION SERVICES - 2.1%
AT&T Inc.	517	18,292
Verizon Communications Inc.	294	14,780
		33,072
UTILITIES - 2.9%
Edison International	257	12,361
Entergy Corp.	161	11,252
NextEra Energy Inc.	121	9,827
Northeast Utilities	324	13,609
		47,049
Total Common Stocks (cost $1,241,758)		1,571,932

SHORT TERM INVESTMENTS - 3.1%

Investment Companies - 2.4%
JNL Money Market Fund, 0.01% (a) (h)	39,168	39,168

Securities Lending Collateral - 0.7%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	10,897	10,897

Total Short Term Investments (cost $50,065)		50,065

Total Investments - 100.9% (cost $1,291,823)		1,621,997
Other Assets and Liabilities, Net - (0.9%)		(15,239)
Total Net Assets - 100.0%		$1,606,758

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2013

(a)	Investment in affiliate.
(b)

At June 30, 2013, the Fund’s percentage of ownership of the underlying affiliated fund is presented parenthetically.  The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.  Percentages reflecting 0.0% represent amounts less than 0.05%.

(c)	Non-income producing security.
(d)	Issuer was in bankruptcy and/or was in default relating to principal and/or interest.
(e)	All or portion of the security was on loan.
(f)

Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees (“Board”).  Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs.  See FASB ASC Topic 820 “Fair Value Measurements and Disclosures” in the Notes to the Financial Statements.

(g)

All or a portion of the security was purchased on a delayed delivery basis.  As of June 30, 2013, the total payable for investments purchased on a delayed delivery basis was as follows:  JNL/Capital Guardian Global Balanced Fund $13,368; JNL/Goldman Sachs Core Plus Bond Fund $327,958; JNL/Mellon Capital Bond Index Fund $184,252; JNL/Neuberger Berman Strategic Income Fund $44,172; JNL/PIMCO Real Return Fund $4,032,474; JNL/PIMCO Total Return Bond Fund $1,467,900; and JNL/WMC Balanced Fund $212,585.

(h)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2013.
(i)	The security or securities in this category have a variable rate. Rate stated was in effect as of June 30, 2013.
(j)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(k)	Security is a “step-up” bond where the coupon may increase or step up at a future date. Rate stated was the coupon as of June 30, 2013.
(l)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(m)	Perpetual security.
(n)	Treasury inflation indexed note, par amount is adjusted for inflation.
(o)	All or a portion of the security is pledged or segregated as collateral. See Note 6 in the Notes to Financial Statements.
(p)	Par amounts are listed in USD unless otherwise noted. Options are quoted in unrounded number of contracts. Gold bullion is quoted in unrounded ounces.
(q)

Rule 144A Section 4(2) of the Securities Act of 1933 or other security which is restricted to resale to institutional investors.  The Sub-Adviser has not deemed these securities to be liquid based on procedures approved by the Board.  See Restricted Securities in these Notes to the Schedules of Investments.

(r)

Rule 144A, Section 4(2) of the Securities Act of 1933 or other security which is restricted to resale to institutional investors.  The Sub-Adviser has deemed these securities to be liquid based on procedures approved by the Board.  As of June 30, 2013,  the value of these liquid securities was as follows: JNL/BlackRock Global Allocation Fund, $45,301; JNL/Capital Guardian Global Balanced Fund, $156; JNL/Franklin Templeton Global Multisector Bond Fund, $161,888; JNL/Franklin Templeton Income Fund, $297,201; JNL/Franklin Templeton International Small Cap Growth Fund, $6,548; JNL/Franklin Templeton Mutual Shares Fund, $22,177; JNL/Goldman Sachs Core Plus Bond Fund, $103,523; JNL/Goldman Sachs Emerging Markets Debt Fund, $140,058; JNL/Ivy Asset Strategy Fund, $354,716; JNL/JPMorgan U.S. Government & Quality Bond Fund, $30,381; JNL/Lazard Emerging Markets Fund, $27,897; JNL/Mellon Capital Bond Index Fund, $5,296; JNL/Neuberger Berman Strategic Income Fund, $9,820; JNL/PIMCO Real Return Fund, $203,617; JNL/PIMCO Total Return Bond Fund, $235,236; JNL/PPM America Floating Rate Income Fund, $34,104; JNL/PPM America High Yield Bond Fund, $860,166; JNL/T. Rowe Price Short-Term Bond Fund, $373,277; JNL/WMC Balanced Fund, $49,136; and JNL/WMC Money Market Fund, $167,868.

(s)	Treasury inflation indexed note, par amount is not adjusted for inflation.
(t)	The Fund had an unfunded commitment at June 30, 2013. See Unfunded Commitments in the Notes to the Financial Statements.
(u)	Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.
(v)	Consolidated Schedule of Investments.
(w)	The securities in this category are a direct debt of the agency and not collateralized by mortgages.
(x)	Investment is owned by an entity, that is treated as a corporation for U.S. tax purposes, which is owned by the Fund.
(y)	Convertible security.
(z)

For all items listed as “Other Securities” in this Summary Schedule of Investments, this represents issues not identified as top-fifty unaffiliated holdings in terms of value and issues or issuers not exceeding one percent individually or in aggregate, respectively, as of June 30, 2013.  In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption.

*

A Summary Schedule of Investments is presented for this portfolio.  For information on availability of a complete Schedule of Investments, refer to www.jackson.com, www.sec.gov, or call the Shareholder Service Center at 1-800-873-5654.

Currencies:

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

CNH - Chinese Offshore Yuan

CNY - Chinese Yuan

COP - Colombian Peso

CRC - Costa Rican Colon

CZK - Czech Republic Korunas

DOP - Dominican Peso

EUR - European Currency Unit (Euro)

GBP - British Pound

GHS - Ghanaian Cedi

HKD - Hong Kong Dollar

HUF - Hungarian Forint

ILS - Israeli New Sheqel

IDR - Indonesian Rupiah

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

LKR - Sri Lankan Rupee

MXN - Mexican Peso

MYR – Malaysian Ringgit

NGN - Nigerian Naira

NOK - Norwegian Krone

NZD - New Zealand Dollar

PEN - Peruvian Nuevo Sol

PHP - Philippine Peso

PLN -  Polish Zloty

RON - Romanian New Leu

RSD - Serbian Dinar

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TRY - New Turkish Lira

TWD - Taiwan Dollar

USD - United States Dollar

UYU - Uruguayan Peso

ZAR - South African Rand

Abbreviations:

“-”  Amount rounds to less than one thousand

ABS - Asset Backed Security

ADR - American Depositary Receipt

AMBAC - AMBAC Indemnity Corp.

ASX - Australian Stock Exchange

BOT - Buono Ordinario del Tesoro

CAC - Cotation Assistee en Continu

CDI - Chess Depository Interest

CDO - Collateralized Debt Obligation

CDX.EM - Credit Derivatives Index - Emerging Markets

CDX.NA.HY - Credit Derivatives Index - North American - High Yield

CDX.NA.IG - Credit Derivatives Index - North American - Investment Grade

CLO - Collateralized Loan Obligation

CMBS - Commercialized Mortgage Backed Security

CMBX.NA.AAA - Commercialized Mortgage Backed Securities Index - North American - AAA rated

CME - Chicago Mercantile Exchange

CPI - Consumer Price Index

CPURNSA - CPI Urban Consumers Index Non-Seasonably Adjusted

CVA - Commanditaire Vennootschap op Aandelen

DAX - Deutscher Aktienindex

DJIA - Dow Jones Industrial Average

See accompanying Notes to Financial Statements.

ETF - Exchange Traded Fund

EURIBOR - Europe Interbank Offered Rate

Euro-Bobl - debt instrument issued by the Federal Republic of Germany with a term of 4.5 to 5.5 years

Euro-Bund - debt instrument issued by the Federal Republic of Germany with a term of 8.5 to 10.5 years

Euro-Buxl - debt instrument issued by the Federal Republic of Germany with a term of 24 to 35 years

Euro-Schatz - debt instrument issued by the Federal Republic of Germany with a term of 1.75 to 2.25 years

FDR - Fiduciary Depository Receipt

FTSE - Financial Times and the London Stock Exchange

GCI - Gabelli & Company, Inc.

GDR - Global Depository Receipt

GO - General Obligation

IBEX - Iberia Index

JSE - Johannesburg Stock Exchange

KOSPI - Korea Composite Stock Price Index

LIBOR - London Interbank Offered Rate

MCDX.NA - Municipal Credit Default Swap Index - North American

MSCI - Morgan Stanley Capital International

NASDAQ - National Association of Securities Dealers Automated Quotations

NVDR - Non-Voting Depository Receipt

NYSE - New York Stock Exchange

PJSC - Public Joint Stock Company

RB - Revenue  Bond

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

RNC - Radio Network Communications

SDR - Swedish Depository Receipt

SGB - Societe Generale Bannon L.L.C.

SGX - Singapore Exchange

SPDR - Standard & Poor’s Depository Receipt

SPI - Schedule Performance Index

TBA - To Be Announced (Securities purchased on a delayed delivery basis)

TES - Peso Denominated Treasury Bonds

TSX - Toronto Stock Exchange

Counterparty Abbreviations:

BCL - Barclays Capital Inc.

BBH - Brown Brothers Harriman & Co.

BBP - Barclays Bank Plc

BNP - BNP Paribas Securities

BNY - BNY Capital Markets

BOA - Bancamerica Securities/Bank of America NA

CCI - Citicorp Securities, Inc.

CGM - Citigroup Global Markets

CIT - Citibank, Inc.

CSI - Credit Suisse Securities, LLC

DUB - Deutsche Bank Alex Brown Inc.

GSC - Goldman Sachs & Co.

GSI - Goldman Sachs International

HSB - HSBC Securities, Inc.

JPM - J.P. Morgan Securities, Inc.

MLP - Merrill Lynch Professional Clearing Corp.

MSC - Morgan Stanley & Co., Incorporated

MSS - Morgan Stanley Capital Services Inc.

RBC - Royal Bank Of Canada

RBS - Royal Bank Of Scotland

SCB - Standard Chartered Bank

SSB - State Street Brokerage Services, Inc.

UBS - UBS Securities LLC

WBC - Westpac Banking Corporation

See accompanying Notes to Financial Statements.

(b)           Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 11.  Controls and Procedures.

(a)                                 The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this report on Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.  There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this report on Form N-CSR.

Item 12.  Exhibits

(a)	(1) Not applicable to the semi-annual filing.
(2) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940,

as amended, are attached hereto.
(3) Not applicable.

(b)	The certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	September 4, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	September 4, 2013

By:	/s/ Gerard A.M. Oprins
Gerard A.M. Oprins
Principal Financial Officer

Date:	September 4, 2013

EXHIBIT LIST

Exhibit 12(a)(2)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 12(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.